UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents
All Asset All Authority Fund	Mortgage-Backed Securities Fund

All Asset Fund	Municipal Bond Fund

California Intermediate Municipal Bond Fund	New York Municipal Bond Fund

California Short Duration Municipal Income Fund	Real Return Asset Fund

CommodityRealReturn Strategy Fund®	Real Return Fund

Convertible Fund	RealEstateRealReturn Strategy Fund

Developing Local Markets Fund	RealRetirementTM 2010 Fund

Diversified Income Fund	RealRetirementTM 2020 Fund

EM Fundamental IndexPLUS TR Strategy Fund	RealRetirementTM 2030 Fund

Emerging Local Bond Fund	RealRetirementTM 2040 Fund

Emerging Markets Bond Fund	RealRetirementTM 2050 Fund

Extended Duration Fund	Short Duration Municipal Income Fund

Floating Income Fund	Short-Term Fund

Foreign Bond Fund (Unhedged)	Small Cap StocksPLUS® TR Fund

Foreign Bond Fund (U.S. Dollar-Hedged)	StocksPLUS® Fund

Fundamental Advantage Tax Efficient Strategy Fund	StocksPLUS® Long Duration Fund

Fundamental Advantage Total Return Strategy Fund	StocksPLUS® Total Return Fund

Fundamental IndexPLUSTM Fund	StocksPLUS® TR Short Strategy Fund

Fundamental IndexPLUSTM TR Fund	Total Return Fund

Global Bond Fund (Unhedged)	Total Return Fund II

Global Bond Fund (U.S. Dollar-Hedged)	Total Return Fund III

Global Multi-Asset Fund	Unconstrained Bond Fund

GNMA Fund	Asset-Backed Securities Portfolio

High Yield Fund	Developing Local Markets Portfolio

High Yield Municipal Bond Fund	Emerging Markets Portfolio

Income Fund	High Yield Portfolio

International StocksPLUS® TR Strategy Fund (Unhedged)	International Portfolio

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Investment Grade Corporate Portfolio

Investment Grade Corporate Bond Fund	Long Duration Corporate Bond Portfolio

Long Duration Total Return Fund	Mortgage Portfolio

Long-Term U.S. Government Fund	Municipal Sector Portfolio

Low Duration Fund	Real Return Portfolio

Low Duration Fund II	Short-Term Floating NAV Portfolio

Low Duration Fund III	Short-Term Portfolio

Moderate Duration Fund	Short-Term Portfolio II

Money Market Fund	U.S. Government Sector Portfolio

Schedule of Investments

All Asset All Authority Fund

December 31, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 108.5%
CommodityRealReturn Strategy Fund®	7,383,677	$47,182
Convertible Fund	13,578,215	120,846
Developing Local Markets Fund	10,921,400	92,395
Diversified Income Fund	2,816,213	24,248
EM Fundamental IndexPLUSTM TR Strategy Fund	107,290	1,125
Emerging Local Bond Fund	15,606,198	128,283
Emerging Markets Bond Fund	13,848,270	117,295
Floating Income Fund	6,964,714	48,614
Foreign Bond Fund (Unhedged)	967,998	8,305
Fundamental Advantage Total Return Strategy Fund	12,670,640	57,905
Fundamental IndexPLUSTM Fund	118,551	675
Fundamental IndexPLUSTM TR Fund	10,442,399	59,104
Global Bond Fund (Unhedged)	29,369	251
High Yield Fund	13,903,129	93,012
Income Fund	4,826,446	43,004
Investment Grade Corporate Bond Fund	20,124,332	202,853
Long Duration Total Return Fund	106,272	1,160
Long-Term U.S. Government Fund	399,392	4,761
Low Duration Fund	79,668	750
Real Return Asset Fund	36,411,227	356,830
Real Return Fund	1,712,283	16,181
RealEstateRealReturn Strategy Fund	22,453,292	66,686
Short-Term Fund	67	1
Small Cap StocksPLUS® TR Fund	8,787,451	59,843
StocksPLUS® Fund	148,730	831
StocksPLUS® Total Return Fund	240,365	1,375
StocksPLUS® TR Short Strategy Fund	78,490	492
Total Return Fund	574,473	5,825

Total PIMCO Funds (Cost $1,754,670)		1,559,832

Total Investments 108.5% (Cost $1,754,670)		$1,559,832
Other Assets and Liabilities (Net) (8.5%)		(121,785)

Net Assets 100.0%		$1,438,047

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The All Asset All Authority Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$1,559,832	$0	$0	$1,559,832
Other Financial Instruments++	0	0	0	0

Total	$1,559,832	$0	$0	$1,559,832

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

All Asset Fund

December 31, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 100.2%
CommodityRealReturn Strategy Fund®	45,696,568	$292,001
Convertible Fund	105,837,500	941,954
Developing Local Markets Fund	114,397,802	967,805
Diversified Income Fund	42,676,101	367,441
EM Fundamental IndexPLUSTM TR Strategy Fund	858,321	9,004
Emerging Local Bond Fund	151,930,788	1,248,871
Emerging Markets Bond Fund	104,430,471	884,526
Floating Income Fund	42,249,808	294,904
Foreign Bond Fund (Unhedged)	776,419	6,662
Fundamental Advantage Total Return Strategy Fund	32,704,928	149,461
Fundamental IndexPLUSTM Fund	21,346,780	121,463
Fundamental IndexPLUSTM TR Fund	58,103,509	328,866
Global Bond Fund (Unhedged)	883,720	7,556
High Yield Fund	75,507,392	505,144
Income Fund	23,658,872	210,801
International StocksPLUS® TR Strategy Fund (Unhedged)	5,614,916	31,893
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	39,102,276	281,536
Investment Grade Corporate Bond Fund	120,384,139	1,213,472
Long Duration Total Return Fund	9,118,716	99,576
Long-Term U.S. Government Fund	525,243	6,261
Low Duration Fund	4,640,919	43,717
Real Return Asset Fund	316,892,936	3,105,551
Real Return Fund	991,325	9,368
RealEstateRealReturn Strategy Fund	167,000,870	495,993
Short-Term Fund	622,307	5,738
Small Cap StocksPLUS® TR Fund	74,029,947	504,144
StocksPLUS® Fund	1,396,556	7,807
StocksPLUS® Total Return Fund	5,910,377	33,807
Total Return Fund	828,037	8,396

Total PIMCO Funds (Cost $14,730,481)		12,183,718

Total Investments 100.2% (Cost $14,730,481)		$12,183,718
Other Assets and Liabilities (Net) (0.2%)		(27,411)

Net Assets 100.0%		$12,156,307

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The All Asset Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$12,183,718	$0	$0	$12,183,718
Other Financial Instruments++	0	0	0	0

Total	$12,183,718	$0	$0	$12,183,718

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

California Intermediate Municipal Bond Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.7%
American International Group, Inc.
4.700% due 10/01/2010	$400	$353
8.175% due 05/15/2058	700	273
8.250% due 08/15/2018	100	74
Bank of America Corp.
8.000% due 12/29/2049	2,000	1,440
Citigroup, Inc.
8.400% due 04/29/2049	500	331
General Electric Capital Corp.
3.705% due 07/27/2012	250	210
SLM Corp.
4.500% due 07/26/2010	450	391

Total Corporate Bonds & Notes (Cost $4,200)		3,072

MUNICIPAL BONDS & NOTES 92.1%
California 82.0%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,114
Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	275
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	791
Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	101
Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,391
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	1,715
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	1,842
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	394
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	566
5.000% due 10/01/2013	570	598
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	786
California State Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2018	1,500	1,658
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	938
California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	134
California State General Obligation Bonds, Series 2004
0.980% due 05/01/2034	100	100
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	503
California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	355
California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	264
California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,362
California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	607
California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,029
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,142
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,142
California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,346
California State Port of Oakland Revenue Bonds, (MBIA-FGIC Insured), Series 2000
5.750% due 11/01/2012	500	503
California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,110
California State Public Works Board Lease Revenue Notes, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,632
California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	1,000	1,051
California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,195
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	597
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	2,495
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	1,967
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	936
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	853
6.750% due 07/01/2032 (e)	1,280	945
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	115
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	650	406
5.500% due 11/01/2038	400	222
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.850% due 08/15/2034	1,000	1,000
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	952
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	858
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	499
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	569
5.375% due 09/01/2017	800	642
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,179
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	720
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,444
El Monte, California School District General Obligation Notes, (MBIA-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,378
El Monte, California Union High School District General Obligation Notes, (MBIA-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,011
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	738
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	665	773
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,150	1,074
Grossmont-Cuyamaca, California Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	545
Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	955	710
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	626
5.250% due 11/15/2018	1,000	808
5.250% due 11/15/2019	500	395
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	190
Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2012	250	253
Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,007
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	257
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,833
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	362
Oakland, California Joint Powers Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/15/2019	1,250	1,291
Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	213
Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	909
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	171
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	243
Sacramento County, California Sanitation District Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,074
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	585	664
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,182
San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	999
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,278
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,526
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2008
6.750% due 05/01/2019	1,000	1,029
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,176
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,610
San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	920	925
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	957
San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,032
San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	789
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	55	57
Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,333
Southern California State Public Power Authority Revenue Bonds, (MBIA-IBC Insured), Series 1992
0.000% due 07/01/2015	1,570	1,206
Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	341
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.050% due 05/15/2030	1,500	688
University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,163
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,468
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	374

		92,767

Montana 0.3%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	328

New Jersey 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	213

Puerto Rico 8.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,025	833
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	803
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,288
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,199
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	151
Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,062
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	484

		9,820

Texas 0.1%
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	54

Virgin Islands 0.8%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	891

Total Municipal Bonds & Notes (Cost $115,008)		104,073

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 07/01/2022	5,200	44

Total Convertible Preferred Stocks (Cost $390)		44

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.4%
U.S. Treasury Bills 2.4%
0.218% due 03/12/2009 - 06/04/2009 (a)(c)	$2,760	2,748

Total Short-Term Instruments (Cost $2,759)		2,748

Total Investments 97.2% (Cost $122,357)		$109,937
Other Assets and Liabilities (Net) 2.8%		3,191

Net Assets 100.0%		$113,128

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Securities with an aggregate market value of $2,748 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.580%	$5,000	$(433)	$0	$(433)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$5,000	$(364)	$(95)	$(269)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	$1,600	$(223)	$(194)	$(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	3,963	(1,803)	81	(1,884)

						$(2,026)	$(113)	$(1,913)

(e) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,280	$945	0.84%

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$44	$109,893	$0	$109,937
Other Financial Instruments++	0	(2,615)	0	(2,615)

Total	$44	$107,278	$0	$107,322

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

California Short Duration Municipal Income Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.9%
American Express Bank FSB
0.568% due 10/20/2009	$200	$191
1.275% due 07/13/2010	250	228
American International Group, Inc.
4.700% due 10/01/2010	300	265
5.600% due 10/18/2016	100	67
8.175% due 05/15/2058	100	39
Bank of America Corp.
8.000% due 12/29/2049	300	216
Citigroup, Inc.
8.400% due 04/29/2049	100	66
General Electric Capital Corp.
3.705% due 07/27/2012	150	126
Morgan Stanley
4.232% due 05/14/2010	250	233
SLM Corp.
4.500% due 07/26/2010	450	391
Wachovia Bank N.A.
3.032% due 05/14/2010	100	96

Total Corporate Bonds & Notes (Cost $2,074)		1,918

MUNICIPAL BONDS & NOTES 97.0%
California 85.0%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	525
Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2010	2,275	2,335
Brentwood, California Union School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	123
Brentwood, California Union School District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	151
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	508
California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	109
California State Department of Water Resources Revenue Bonds, Series 2002
0.750% due 05/01/2022	1,775	1,775
0.850% due 05/01/2022	550	550
California State Department of Water Resources Revenue Notes, Series 2005
0.900% due 05/01/2011	100	100
California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,182
California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,652
California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,555
California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,063
California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	3,175	3,285
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,000	1,074
California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,568
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
0.400% due 07/01/2033	1,000	1,000
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	251
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	504
California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	256
California State Housing Finance Agency Revenue Bonds, Series 2008
0.850% due 08/01/2040	1,020	1,020
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
0.450% due 11/15/2037	3,000	3,000
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
3.750% due 12/01/2018	2,000	1,997
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.850% due 04/01/2042	200	200
California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	274
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 02/01/2009	250	250
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	268
California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,591
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	144
California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	270	284
California State Public Works Board Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	405
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	799
California Statewide Communities Development Authority Certificates of Participation Bonds, (MBIA Insured), Series 1993
5.500% due 08/15/2013	2,000	2,000
California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	257
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	62
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.850% due 08/15/2034	2,400	2,400
California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	160
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	238
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	500	508
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	969
Contra Costa County, California Revenue Bonds, (FNMA Insured), Series 1992
0.550% due 11/15/2022	1,500	1,500
Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,022
East Bay, California Municipal Utility District Revenue Bonds, Series 2008
2.000% due 06/01/2038	2,000	2,000
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,282
5.000% due 06/01/2043	100	109
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	112
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,928
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,667
5.500% due 06/01/2043	2,450	2,723
5.625% due 06/01/2038	3,150	3,517
6.250% due 06/01/2033	1,255	1,362
6.625% due 06/01/2040	270	313
6.750% due 06/01/2039	1,870	2,175
7.875% due 06/01/2042	105	127
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	100
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,845
Kern, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 11/01/2009	100	103
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.700% due 07/01/2031	1,000	1,000
Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	254
3.000% due 08/01/2012	500	506
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.700% due 07/01/2034	500	500
Lynwood, California Utility Authority Revenue Notes, (AGC Insured), Series 2008
3.000% due 06/01/2009	130	131
3.000% due 06/01/2010	165	167
Modesto, California Revenue Bonds, (MBIA Insured), Series 1993
6.000% due 06/01/2011	2,010	2,011
Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	145	147
Orange County, California Public Financing Authority Revenue Notes, (MBIA insured), Series 2005
5.000% due 07/01/2011	100	106
Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.200% due 08/01/2030	1,700	1,700
Orange County, California Sanitation District Certificates of Participation Notes, Series 2008
4.000% due 08/01/2009	100	102
Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	587
5.000% due 02/01/2010	500	519
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109
Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	164
Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	507
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	101
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	140
Riverside County, California Palm Desert Financing Authority Revenue Notes, Series 2008
4.000% due 05/01/2010	500	512
Riverside County, California Transportation Commission Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	257
Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	504
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	92
Sacramento, California Municipal Utility District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2013	1,375	1,478
Sacramento, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2002
4.000% due 03/01/2031	3,400	3,400
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,145
San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	263
San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	359
5.000% due 07/15/2014	150	161
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	206
Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	919
Santa Barbara, California Community College District General Obligation Notes, Series 2008
4.000% due 08/01/2009	310	315
4.000% due 08/01/2010	155	160
Santa Clara County, California East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	206
Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
1.250% due 06/01/2026	3,000	3,000
Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	164
Santa Monica, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	192
South Orange County, California Public Financing Authority Special Tax Notes, (MBIA-FGIC Insured), Series 2004
5.000% due 08/15/2011	200	204
Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,533
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	700	690
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.050% due 05/15/2030	1,000	459
Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

		88,553

Florida 2.9%
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.900% due 08/01/2022	3,000	3,000

Montana 1.1%
Montana State Board of Regents Revenue Bonds, Series 2005
0.900% due 11/15/2035	1,175	1,175

Nebraska 1.0%
Nebraska State Educational Finance Authority Revenue Notes, Series 2005
1.200% due 12/15/2012	1,000	1,000

Puerto Rico 7.0%
Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,454
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2000
6.000% due 07/01/2039	1,750	1,875
Commonwealth of Puerto Rico Revenue Notes, Series 2008
3.000% due 07/30/2009	1,000	1,009
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,000
Puerto Rico Electric Power Authority Revenue Bonds, (MBIA Insured), Series 1997
5.500% due 07/01/2009	1,000	1,017
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	983

		7,338

Total Municipal Bonds & Notes (Cost $101,171)		101,066

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 07/01/2010	1,000	8

Total Convertible Preferred Stocks (Cost $75)		8

Total Investments 98.9% (Cost $103,320)		$102,992
Other Assets and Liabilities (Net) 1.1%		1,184

Net Assets 100.0%		$104,176

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Cash of $3 has been pledged as collateral for futures contracts on December 31, 2008.

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$8	$102,984	$0	$102,992
Other Financial Instruments++	0	0	0	0

Total	$8	$102,984	$0	$102,992

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Fund®

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.8%
Daimler Finance North America LLC
6.000% due 08/03/2012		$46,057	$24,213
Georgia-Pacific Corp.
2.082% due 12/20/2012		636	523
3.459% due 12/20/2012		315	258
3.689% due 12/20/2012		8,905	7,317
HCA, Inc.
3.709% due 11/18/2013		19,552	15,458

Total Bank Loan Obligations (Cost $73,620)			47,769

CORPORATE BONDS & NOTES 30.4%
Banking & Finance 23.3%
Ace INA Holdings, Inc.
5.600% due 05/15/2015		7,500	6,817
Allstate Life Global Funding II
2.822% due 05/21/2010		1,800	1,609
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		43,300	42,665
Allstate Life Global Funding Trusts CPI Linked Bond
5.990% due 03/01/2010		7,000	6,287
American Express Bank FSB
5.500% due 04/16/2013		14,700	13,937
6.000% due 09/13/2017		23,900	22,420
American Express Centurion Bank
1.275% due 07/13/2010		5,000	4,535
6.000% due 09/13/2017		24,800	23,264
American Express Co.
7.000% due 03/19/2018		25,740	26,071
8.150% due 03/19/2038		7,390	8,500
American Honda Finance Corp.
2.275% due 06/20/2011		29,400	28,663
American International Group, Inc.
5.850% due 01/16/2018		22,500	15,105
8.175% due 05/15/2058		23,800	9,270
8.250% due 08/15/2018		12,500	9,162
ANZ National International Ltd.
6.200% due 07/19/2013		33,200	32,154
Atlantic & Western Re Ltd.
10.132% due 01/09/2009		15,000	14,944
Bank of America Corp.
2.826% due 11/06/2009		9,600	9,413
5.650% due 05/01/2018		84,300	84,953
8.000% due 12/29/2049		14,700	10,589
8.125% due 12/29/2049		111,600	83,616
Bank of Scotland PLC
2.252% due 12/08/2010		5,000	4,565
4.590% due 07/17/2009		4,600	4,587
Barclays Bank PLC
6.050% due 12/04/2017		41,300	36,495
7.434% due 09/29/2049		8,500	4,303
7.700% due 04/29/2049		36,800	24,387
Bear Stearns Cos. LLC
6.950% due 08/10/2012		20,000	20,788
7.250% due 02/01/2018		15,000	16,465
C5 Capital SPV Ltd.
6.196% due 12/01/2049		5,000	2,303
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	477
Caelus Re Ltd.
8.452% due 06/07/2011		3,900	3,727
Calabash Re Ltd.
10.396% due 01/08/2010		4,100	4,025
12.896% due 01/08/2010		2,400	2,366
Caterpillar Financial Services Corp.
2.296% due 05/18/2009		2,400	2,379
Citigroup Capital XXI
8.300% due 12/21/2057		15,100	11,672
Citigroup Funding, Inc.
0.474% due 04/23/2009		5,000	4,942
Citigroup, Inc.
1.496% due 12/28/2009		24,400	23,022
3.505% due 01/30/2009		4,600	4,602
5.500% due 04/11/2013		21,000	20,466
6.125% due 05/15/2018		69,900	70,802
8.400% due 04/29/2049		56,800	37,575
Credit Suisse New York
5.000% due 05/15/2013		34,900	33,621
Danske Bank A/S
5.914% due 12/29/2049		3,000	1,586
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		200	138
7.250% due 10/25/2011		15,825	11,567
7.800% due 06/01/2012		1,000	702
7.875% due 06/15/2010		5,400	4,322
Foundation Re II Ltd.
8.899% due 11/26/2010		10,500	10,168
General Electric Capital Corp.
5.875% due 01/14/2038		25,000	24,556
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		7,500	7,123
6.750% due 10/01/2037		63,000	51,290
HBOS PLC
6.750% due 05/21/2018		14,500	12,783
HSBC Finance Corp.
4.479% due 10/21/2009		600	563
International Lease Finance Corp.
6.625% due 11/15/2013		9,700	6,542
JPMorgan Chase & Co.
6.400% due 05/15/2038		10,500	12,466
Kamp Re 2005 Ltd.
1.295% due 12/14/2010 (a)		4,217	295
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		27,869	2,787
7.500% due 05/11/2038 (a)		5,000	0
Longpoint Re Ltd.
7.246% due 05/08/2010		11,900	11,623
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,500	2,230
Merna Reinsurance Ltd.
2.109% due 07/07/2010		27,000	24,308
Merrill Lynch & Co., Inc.
4.485% due 05/12/2010		21,500	20,724
5.450% due 02/05/2013		8,000	7,697
6.400% due 08/28/2017		29,100	29,202
Metropolitan Life Global Funding I
5.125% due 04/10/2013		12,800	11,938
Morgan Stanley
4.232% due 05/14/2010		52,400	48,793
4.299% due 01/22/2009		3,000	3,018
6.000% due 04/28/2015		1,600	1,382
6.625% due 04/01/2018		11,700	10,281
National Australia Bank Ltd.
5.350% due 06/12/2013		27,100	26,145
Osiris Capital PLC
9.752% due 01/15/2010		1,700	1,675
Pacific Life Global Funding
5.150% due 04/15/2013		9,200	8,652
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		3,000	2,743
Prudential Financial, Inc.
6.100% due 06/15/2017		2,000	1,643
6.890% due 06/10/2013		30,000	21,170
Rabobank Nederland NV
2.639% due 05/19/2010		2,000	1,993
4.772% due 01/15/2009		9,200	9,208
Residential Reinsurance 2007 Ltd.
9.452% due 06/07/2010		14,100	13,811
12.452% due 06/07/2010		8,800	8,607
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		7,300	4,650
SLM Corp.
2.196% due 03/15/2011		5,000	3,865
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		3,300	2,438
8.700% due 08/07/2018		17,800	11,478
UBS AG
5.875% due 12/20/2017		13,700	12,607
Vita Capital Ltd.
4.782% due 01/01/2010		3,500	3,370
5.282% due 01/01/2010		5,500	5,310
Vita Capital III Ltd.
4.982% due 01/01/2011		300	279
5.002% due 01/01/2012		8,000	7,205
Wachovia Bank N.A.
2.287% due 12/02/2010		27,200	25,301
3.032% due 05/14/2010		23,400	22,471
Wachovia Corp.
7.980% due 02/28/2049		17,900	15,299
Wachovia Mortgage FSB
2.342% due 03/02/2009		2,700	2,683
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	11,977

			1,330,207

Industrials 5.4%
Amgen, Inc.
6.150% due 06/01/2018		10,600	11,264
AutoZone, Inc.
6.950% due 06/15/2016		10,000	8,857
Black & Decker Corp.
5.750% due 11/15/2016		5,000	4,204
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,500	2,404
C8 Capital SPV Ltd.
6.640% due 12/29/2049		6,500	3,302
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,157
Con-way, Inc.
7.250% due 01/15/2018		10,000	6,936
CSX Corp.
6.250% due 03/15/2018		5,000	4,607
EchoStar DBS Corp.
6.375% due 10/01/2011		3,000	2,798
7.000% due 10/01/2013		5,000	4,362
El Paso Corp.
6.375% due 02/01/2009		5,600	5,600
Enterprise Products Operating LLC
6.500% due 01/31/2019		14,700	12,389
Gaz Capital S.A.
7.343% due 04/11/2013		4,600	3,749
8.146% due 04/11/2018		7,000	4,970
HCA, Inc.
9.250% due 11/15/2016		5,000	4,600
Home Depot, Inc.
5.400% due 03/01/2016		2,500	2,241
Hospira, Inc.
5.900% due 06/15/2014		2,500	2,213
Kraft Foods, Inc.
6.000% due 02/11/2013		11,350	11,545
6.125% due 02/01/2018		19,000	18,650
6.125% due 08/23/2018		6,300	6,222
Kroger Co.
4.950% due 01/15/2015		13,800	13,155
6.400% due 08/15/2017		5,000	5,051
Ltd. Brands, Inc.
6.900% due 07/15/2017		2,000	1,215
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		1,500	1,115
7.450% due 07/15/2017		2,000	1,159
Mandalay Resort Group
6.500% due 07/31/2009		2,000	1,950
Motorola, Inc.
6.000% due 11/15/2017		4,000	2,160
Nabors Industries, Inc.
6.150% due 02/15/2018		5,000	4,309
Nucor Corp.
5.750% due 12/01/2017		4,000	3,960
Philip Morris International, Inc.
5.650% due 05/16/2018		46,400	46,081
President and Fellows of Harvard College
6.000% due 01/15/2019		5,200	5,641
Rexam PLC
6.750% due 06/01/2013		12,800	11,336
Rockies Express Pipeline LLC
5.100% due 08/20/2009		11,600	11,608
Ryder System, Inc.
6.000% due 03/01/2013		6,900	5,658
Suncor Energy, Inc.
6.100% due 06/01/2018		6,500	5,611
Target Corp.
6.000% due 01/15/2018		4,000	3,880
Tyco Electronics Group S.A.
6.550% due 10/01/2017		3,500	2,946
Tyco International Finance S.A.
6.000% due 11/15/2013		8,000	7,514
Tyco International Ltd.
7.000% due 12/15/2019		11,000	9,052
UnitedHealth Group, Inc.
4.875% due 02/15/2013		2,300	2,149
6.875% due 02/15/2038		3,750	3,293
Valero Energy Corp.
6.625% due 06/15/2037		10,000	7,374
Viacom, Inc.
6.125% due 10/05/2017		4,000	3,321
6.250% due 04/30/2016		2,500	2,075
Weatherford International Ltd.
5.500% due 02/15/2016		5,000	4,304
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	18,652

			307,639

Utilities 1.7%
Consolidated Natural Gas Co.
5.000% due 03/01/2014		5,000	4,654
Constellation Energy Group, Inc.
4.550% due 06/15/2015		1,900	1,445
Duke Energy Carolinas LLC
5.100% due 04/15/2018		5,000	5,064
Embarq Corp.
7.082% due 06/01/2016		4,200	3,238
Enel Finance International S.A.
5.700% due 01/15/2013		47,000	43,307
FirstEnergy Corp.
6.450% due 11/15/2011		2,500	2,365
Midwest Generation LLC
8.300% due 07/02/2009		5,260	5,234
NiSource Finance Corp.
6.800% due 01/15/2019		6,000	3,778
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		10,000	9,850
7.250% due 02/15/2011		2,000	1,690
Sempra Energy
6.150% due 06/15/2018		4,500	4,101
Telecom Italia Capital S.A.
6.999% due 06/04/2018		10,000	8,126
Verizon Communications, Inc.
5.500% due 04/01/2017		5,000	4,847
6.100% due 04/15/2018		1,400	1,397

			99,096

Total Corporate Bonds & Notes (Cost $1,980,177)			1,736,942

MUNICIPAL BONDS & NOTES 1.4%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	933
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		1,500	1,219
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		2,500	2,131
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,155	1,153
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	185
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.386% due 01/01/2014		1,905	1,431
7.387% due 01/01/2014		1,095	752
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037		4,500	3,838
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037		4,400	3,730
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	350
5.750% due 06/01/2047		1,900	1,059
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027		5,000	4,893
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		1,600	1,470
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	711
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,600	2,039
5.000% due 06/01/2041		1,200	583
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		8,000	7,486
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.156% due 12/15/2013		1,895	1,375
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024		4,585	4,667
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,288
5.875% due 06/01/2047		16,000	8,707
6.000% due 06/01/2042		300	171
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	1,496
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	829
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	4,310
Southern California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029		5,565	5,392
5.000% due 07/01/2031		4,550	4,355
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,221
Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024		1,255	1,199
Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024		600	610
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		2,965	2,438
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,840	6,213

Total Municipal Bonds & Notes (Cost $99,210)			79,234

U.S. GOVERNMENT AGENCIES 59.1%
Fannie Mae
0.601% due 03/25/2036		2,352	2,003
3.678% due 07/01/2044 - 10/01/2044		4,538	4,477
4.703% due 05/01/2035		964	969
5.000% due 07/01/2035 - 01/01/2039		331,723	338,899
5.104% due 04/01/2035		399	401
5.379% due 04/01/2033		1,065	1,063
5.500% due 09/01/2035 - 01/01/2039		1,332,961	1,367,611
5.500% due 04/01/2037 - 09/01/2038 (h)		103,920	106,659
5.500% due 06/01/2038 (h)(i)		327,118	335,770
5.504% due 05/01/2036		387	394
5.950% due 02/25/2044		6,957	7,058
6.000% due 07/01/2035 - 01/01/2039		650,672	670,120
6.000% due 09/01/2036 - 10/01/2038 (h)		89,023	91,762
Freddie Mac
1.425% due 02/15/2019		88,488	85,072
1.465% due 01/15/2037		386	371
1.545% due 12/15/2030		37	36
1.595% due 11/15/2016 - 03/15/2017		2,291	2,266
4.000% due 10/15/2023		25	25
4.376% due 01/01/2034		24	24
4.500% due 05/15/2017		167	169
5.000% due 01/15/2018 - 09/01/2038		34,043	35,047
5.129% due 06/01/2033		763	770
5.240% due 03/01/2034		2,259	2,265
5.250% due 08/15/2011		2,329	2,375
5.476% due 01/01/2034		1,197	1,217
5.500% due 05/15/2016 - 01/01/2039		123,411	126,284
5.500% due 04/01/2038 - 09/01/2038 (h)		92,207	94,493
5.500% due 07/01/2038 (h)(i)		21,479	22,011
5.799% due 01/01/2034		649	654
6.000% due 07/01/2033 - 07/01/2038		219	227
Ginnie Mae
4.625% due 07/20/2035		107	104
4.750% due 12/20/2035		2,015	1,955
5.500% due 01/01/2039		36,100	37,177
6.000% due 09/15/2034 - 10/15/2038		27,105	28,022
Small Business Administration
5.902% due 02/10/2018		6,039	6,170

Total U.S. Government Agencies (Cost $3,284,210)			3,373,920

U.S. TREASURY OBLIGATIONS 115.5%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010 (h)		1,004,626	944,506
1.375% due 07/15/2018		12,689	11,871
1.625% due 01/15/2015 (h)		338,459	313,974
1.625% due 01/15/2018 (h)		413,648	392,740
1.875% due 07/15/2013		416,773	392,516
1.875% due 07/15/2015 (h)		668,280	631,472
2.000% due 04/15/2012		183,096	178,604
2.000% due 01/15/2016		103,040	98,709
2.000% due 01/15/2026		8,832	8,322
2.000% due 01/15/2014 (h)		518,938	491,857
2.000% due 07/15/2014 (h)		602,480	569,956
2.375% due 04/15/2011		118,769	116,031
2.375% due 01/15/2017		126,298	125,341
2.375% due 01/15/2027		111,511	112,060
2.500% due 07/15/2016		965	958
2.500% due 07/15/2016 (h)		391,519	388,552
2.625% due 07/15/2017 (h)		515,269	528,192
3.000% due 07/15/2012		388,626	381,005
3.375% due 01/15/2012		26,064	25,791
3.500% due 01/15/2011		284,992	279,804
3.625% due 04/15/2028		14,360	17,112
3.875% due 01/15/2009		65,457	64,971
3.875% due 04/15/2029		68,416	84,520
4.250% due 01/15/2010 (h)		377,197	370,567
U.S. Treasury Notes
4.750% due 05/15/2014		61,700	71,398

Total U.S. Treasury Obligations (Cost $6,619,683)			6,600,829

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Assets
3.176% due 11/25/2046		11,380	3,873
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		7,100	5,215
5.745% due 02/10/2051		7,100	5,138
Banc of America Funding Corp.
0.798% due 05/20/2035		627	273
6.124% due 01/20/2047		396	214
Banc of America Large Loan, Inc.
1.705% due 08/15/2029		487	344
BCAP LLC Trust
0.641% due 01/25/2037		14,749	6,053
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		5,261	4,418
4.125% due 03/25/2035		27,064	22,345
4.484% due 05/25/2033		278	249
4.550% due 08/25/2035		10,892	8,958
4.853% due 01/25/2035		7,196	4,923
5.729% due 02/25/2036		1,427	764
Bear Stearns Alt-A Trust
5.495% due 09/25/2035		1,243	580
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		7,787	4,968
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021		98	85
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		8,298	6,258
4.098% due 08/25/2035		1,727	1,468
4.248% due 08/25/2035		9,726	7,967
4.900% due 12/25/2035		1,819	1,463
5.702% due 12/25/2035		1,260	698
Countrywide Alternative Loan Trust
0.588% due 09/20/2046		2,105	2,057
0.651% due 05/25/2047		5,653	2,330
0.688% due 02/20/2047		12,902	5,312
0.702% due 12/20/2046		1,065	464
0.751% due 12/25/2035		858	389
3.256% due 12/25/2035		2,536	1,248
5.886% due 11/25/2035		1,401	672
Countrywide Home Loan Mortgage Pass-Through Trust
0.811% due 06/25/2035		6,297	4,281
5.367% due 10/20/2035		1,494	772
6.086% due 09/25/2047		3,794	1,950
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.551% due 02/25/2037		706	640
0.571% due 10/25/2036		3,971	3,689
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		4,861	3,909
GSR Mortgage Loan Trust
4.540% due 09/25/2035		21,304	15,741
5.346% due 11/25/2035		1,349	838
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		2,068	1,853
0.761% due 07/19/2046		15,331	6,247
0.801% due 05/19/2035		2,117	990
5.908% due 08/19/2036		3,149	1,619
Homebanc Mortgage Trust
0.651% due 12/25/2036		1,778	696
5.805% due 04/25/2037		1,523	990
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		1,712	1,591
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		6,625	2,864
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		5,967	5,439
0.661% due 09/25/2046		12,367	5,014
5.099% due 09/25/2035		1,328	639
5.279% due 06/25/2035		1,328	760
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051		9,500	6,933
Lehman XS Trust
0.551% due 07/25/2046		1,025	1,009
Luminent Mortgage Trust
0.641% due 12/25/2036		8,922	3,934
0.671% due 10/25/2046		3,270	1,345
MASTR Adjustable Rate Mortgages Trust
0.711% due 05/25/2037		1,503	659
Merrill Lynch Alternative Note Asset
0.771% due 03/25/2037		2,000	550
5.625% due 06/25/2037		1,650	647
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037		7,482	5,346
Opteum Mortgage Acceptance Corp.
0.731% due 07/25/2035		1,096	907
Residential Accredit Loans, Inc.
0.771% due 08/25/2035		3,292	1,607
5.309% due 08/25/2035		1,049	512
5.714% due 02/25/2036		1,173	595
Residential Asset Securitization Trust
0.921% due 12/25/2036		2,182	975
6.250% due 10/25/2036		3,000	1,191
Securitized Asset Sales, Inc.
5.759% due 11/26/2023		95	83
Sequoia Mortgage Trust
5.709% due 01/20/2047		2,967	1,983
Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036		1,301	619
Structured Asset Mortgage Investments, Inc.
0.541% due 08/25/2036		3,100	2,923
0.691% due 05/25/2046		6,729	2,706
Structured Asset Securities Corp.
0.521% due 05/25/2036		306	279
5.048% due 10/25/2035		3,770	2,730
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036		325	314
Thornburg Mortgage Securities Trust
0.581% due 03/25/2046		977	936
0.581% due 11/25/2046		1,212	1,007
0.591% due 09/25/2046		18,636	15,471
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021		38,974	29,827
WaMu Mortgage Pass-Through Certificates
2.996% due 01/25/2047		8,500	3,143
3.016% due 04/25/2047		12,566	5,534
3.066% due 12/25/2046		3,391	1,447
3.456% due 11/25/2042		687	567
3.756% due 11/25/2046		2,706	1,865
4.269% due 07/25/2046		15,202	12,725
5.606% due 12/25/2036		12,624	6,283
5.862% due 02/25/2037		12,840	9,041
5.929% due 09/25/2036		6,473	3,751
Wells Fargo Mortgage-Backed Securities Trust
3.741% due 09/25/2034		4,695	3,436

Total Mortgage-Backed Securities (Cost $388,897)			292,128

ASSET-BACKED SECURITIES 1.4%
Aames Mortgage Investment Trust
0.621% due 08/25/2035		206	192
ACE Securities Corp.
0.521% due 07/25/2036		925	901
0.531% due 10/25/2036		261	243
American Express Credit Account Master Trust
2.145% due 08/15/2012		10,300	9,829
Argent Securities, Inc.
0.521% due 10/25/2036		2,279	2,175
Asset-Backed Funding Certificates
0.531% due 11/25/2036		592	558
0.821% due 06/25/2034		8,608	4,455
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		260	252
Bear Stearns Asset-Backed Securities Trust
0.521% due 11/25/2036		586	526
0.551% due 10/25/2036		787	727
0.801% due 01/25/2036		527	481
0.921% due 03/25/2043		97	94
Bravo Mortgage Asset Trust
0.601% due 07/25/2036		109	107
Citigroup Mortgage Loan Trust, Inc.
0.551% due 01/25/2037		534	442
Countrywide Asset-Backed Certificates
0.501% due 01/25/2046		659	653
0.521% due 03/25/2037		2,143	2,058
0.531% due 09/25/2046		462	456
0.581% due 10/25/2046		3,854	3,560
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		10,090	9,138
Fremont Home Loan Trust
0.521% due 10/25/2036		761	692
0.531% due 01/25/2037		923	720
GSAA Trust
0.771% due 03/25/2037		2,000	599
GSAMP Trust
0.511% due 10/25/2046		1,219	1,147
0.541% due 10/25/2036		158	142
GSR Mortgage Loan Trust
0.571% due 11/25/2030		1	1
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036		1,100	951
Indymac Residential Asset-Backed Trust
0.521% due 11/25/2036		559	550
JPMorgan Mortgage Acquisition Corp.
0.511% due 08/25/2036		357	348
0.521% due 07/25/2036		1,466	1,344
0.521% due 08/25/2036		3,064	2,850
1.465% due 11/25/2036		823	761
Lehman XS Trust
0.551% due 11/25/2046		5,951	5,513
Long Beach Mortgage Loan Trust
0.511% due 11/25/2036		521	491
MBNA Credit Card Master Note Trust
1.295% due 12/15/2011		1,300	1,263
Merrill Lynch Mortgage Investors, Inc.
0.521% due 05/25/2037		1,934	1,863
0.531% due 04/25/2037		82	81
0.541% due 07/25/2037		2,153	2,031
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		2,619	2,460
0.521% due 09/25/2036		1,809	1,706
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036		516	489
Morgan Stanley Mortgage Loan Trust
0.831% due 04/25/2037		2,000	728
Option One Mortgage Loan Trust
0.511% due 02/25/2037		169	164
Park Place Securities, Inc.
0.731% due 09/25/2035		401	279
Residential Asset Mortgage Products, Inc.
0.541% due 11/25/2036		88	87
Residential Asset Securities Corp.
0.541% due 11/25/2036		5,112	4,906
Securitized Asset-Backed Receivables LLC Trust
0.521% due 09/25/2036		746	707
Soundview Home Equity Loan Trust
0.521% due 10/25/2036		4	4
0.531% due 11/25/2036		2,068	1,895
0.571% due 10/25/2036		284	279
Specialty Underwriting & Residential Finance
0.501% due 06/25/2037		59	58
0.516% due 11/25/2037		316	300
Structured Asset Investment Loan Trust
0.521% due 07/25/2036		420	386
Structured Asset Securities Corp.
0.521% due 10/25/2036		4,469	4,134

Total Asset-Backed Securities (Cost $87,175)			76,776

SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
4.428% due 10/04/2011		15,200	15,247

Total Sovereign Issues (Cost $15,188)			15,247

FOREIGN CURRENCY-DENOMINATED ISSUES 5.7%
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	4,156
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		46,160	18,695
Credit Logement S.A.
3.372% due 06/23/2015	EUR	1,400	1,763
General Electric Capital Corp.
5.500% due 09/15/2067		34,400	27,054
6.500% due 09/15/2067	GBP	9,400	8,798
Green Valley Ltd.
8.993% due 01/10/2011	EUR	5,400	7,272
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,632,740	53,779
1.100% due 12/10/2016		10,894,070	104,473
1.200% due 06/10/2017		8,767,080	83,990
1.200% due 12/10/2017		2,160	21
1.400% due 06/10/2018		4,880	47
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)		2,100,000	2,009
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	5,200	3,289
Silver Arrow S.A.
3.090% due 08/15/2014		4,842	6,633
Svenska Handelsbanken AB
5.138% due 03/16/2015		2,900	3,938

Total Foreign Currency-Denominated Issues (Cost $351,254)			325,917

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Wachovia Corp.
7.500% due 03/16/2015		8,200	6,150

Total Convertible Preferred Stocks (Cost $8,200)			6,150

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 41.9%
Certificates of Deposit 2.5%
Sao Paolo IMI NY
2.826% due 06/09/2010		$13,500	13,514
Unicredito Italiano NY
1.640% due 05/18/2009		36,300	36,289
1.795% due 05/15/2009		93,500	93,500

			143,303

Commercial Paper 0.4%
ING U.S. Funding LLC
2.200% due 02/18/2009		11,235	11,203
Nordea North America, Inc.
2.050% due 01/16/2009		10,300	10,292

			21,495

Repurchase Agreements 13.4%
Credit Suisse Securities (USA) LLC
0.150% due 01/05/2009		10,000	10,000
(Dated 12/31/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $10,258. Repurchase proceeds are $10,000.)
JPMorgan Chase Bank N.A.
0.010% due 01/14/2009		32,352	32,352
(Dated 12/16/2008. Collateralized by U.S. Treasury Notes 3.625% due 12/31/2012 valued at $31,910. Repurchase proceeds are $32,352.)
0.030% due 01/07/2009		115,203	115,203
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2017 valued at $119,649. Repurchase proceeds are $115,204.)
0.080% due 01/06/2009		250,000	250,000
(Dated 12/30/2008. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $254,013. Repurchase proceeds are $250,001.)
UBS Securities LLC
0.040% due 01/02/2009		208,500	208,500
(Dated 12/31/2008. Collateralized by Fannie Mae 0.000% due 05/29/2009 valued at $212,986. Repurchase proceeds are $208,500.)
0.050% due 01/05/2009		150,000	150,000
(Dated 12/31/2008. Collateralized by Fannie Mae 0.000% due 05/29/2009 valued at $99,898 and Freddie Mac 0.000% due 04/07/2009 valued at $53,296. Repurchase proceeds are $150,000.)

			766,055

U.S. Cash Management Bills 1.7%
0.423% due 04/29/2009 - 05/15/2009 (b)		99,390	98,969

U.S. Treasury Bills 23.9%
0.384% due 01/02/2009 - 06/11/2009 (b)(d)(e)(f)		1,370,690	1,366,663

Total Short-Term Instruments (Cost $2,400,396)			2,396,485

Purchased Options (k) 0.2% (Cost $10,699)			12,145
Total Investments 261.9% (Cost $15,318,709)			$14,963,542
Written Options (l) (1.4%) (Premiums $37,176)			(77,965)
Other Assets and Liabilities (Net) (160.5%)			(9,172,169)

Net Assets 100.0%			$5,713,408

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $610,073 and cash of $153,360 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $820 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(f) Securities with an aggregate market value of $4,830 have been pledged as collateral for delayed-delivery securities on December 31, 2008.

(g) Cash of $1,800 has been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(h) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $3,071,164 at a weighted average interest rate of 2.522%. On December 31, 2008, securities valued at $5,156,259 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $11,888 and cash of $74,946 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	319	$2,292
90-Day Euribor June Futures	Long	06/2009	1,321	8,298
90-Day Euribor March Futures	Long	03/2009	188	1,918
90-Day Euribor September Futures	Long	09/2009	530	3,385
90-Day Eurodollar December Futures	Long	12/2009	2,052	11,987
90-Day Eurodollar June Futures	Long	06/2009	4,780	35,046
90-Day Eurodollar June Futures	Long	06/2010	521	1,004
90-Day Eurodollar March Futures	Long	03/2009	4,792	36,403
90-Day Eurodollar March Futures	Long	03/2010	1,926	7,729
90-Day Eurodollar September Futures	Long	09/2009	4,841	36,396
90-Day Eurodollar September Futures	Long	09/2010	480	767
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 145.000	Long	03/2009	745	(11)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 150.000	Long	03/2009	5,843	(74)
U.S. Treasury 5-Year Note March Futures	Long	03/2009	850	1,214
U.S. Treasury 10-Year Note March Futures	Long	03/2009	5,182	21,377
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	230
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,081	17,978
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	861	6,105
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	261

				$192,305

(j) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	JPM	(0.600%)	06/20/2015	1.000%	$7,500	$174	$0	$174
AutoZone, Inc.	BOA	(1.110%)	06/20/2016	1.411%	10,000	186	0	186
AutoZone, Inc.	GSC	(0.529%)	12/20/2012	1.500%	4,100	145	0	145
Black & Decker Corp.	BOA	(1.020%)	12/20/2016	1.809%	5,000	253	0	253
Burlington Northern Santa Fe Corp.	BCLY	(0.720%)	06/20/2017	0.971%	2,500	46	0	46
Citigroup, Inc.	BNP	(1.000%)	06/20/2018	1.763%	1,000	57	0	57
Citigroup, Inc.	DUB	(0.950%)	06/20/2018	1.763%	3,000	183	0	183
Citigroup, Inc.	DUB	(1.010%)	06/20/2018	1.763%	3,000	170	0	170
Cleveland Electric Illuminating Co.	RBS	(0.940%)	06/20/2017	1.275%	5,000	119	0	119
Clorox Co.	CITI	(0.470%)	12/20/2012	0.850%	6,300	90	0	90
Computer Sciences Corp.	BCLY	(0.870%)	03/20/2018	1.000%	2,500	25	0	25
ConAgra Foods, Inc.	GSC	(0.299%)	12/20/2012	0.659%	4,400	60	0	60
Consolidated Natural Gas Co.	UBS	(0.590%)	03/20/2014	0.955%	1,000	17	0	17
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	4.968%	1,900	360	0	360
Con-way, Inc.	BOA	(1.834%)	03/20/2018	3.160%	10,000	875	0	875
CSX Corp.	CSFB	(1.050%)	03/20/2018	1.747%	5,000	259	0	259
Echostar DBS Corp.	GSC	(3.200%)	12/20/2011	0.034%	2,000	7	0	7
FirstEnergy Corp.	CSFB	(0.500%)	12/20/2011	1.250%	2,500	53	0	53
GMAC LLC	CITI	(5.000%)	09/20/2012	8.183%	200	19	0	19
GMAC LLC	MLP	(4.800%)	09/20/2012	8.183%	9,400	945	0	945
Home Depot, Inc.	GSC	(1.920%)	03/20/2016	2.380%	2,500	64	0	64
Hospira, Inc.	MSC	(1.030%)	06/20/2014	0.955%	2,500	(10)	0	(10)
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	8.340%	8,000	1,790	0	1,790
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	8.340%	1,700	377	0	377
Kraft Foods, Inc.	BOA	(1.040%)	06/20/2018	0.909%	1,300	(14)	0	(14)
Kraft Foods, Inc.	CITI	(0.980%)	06/20/2018	0.909%	2,000	(12)	0	(12)
Kraft Foods, Inc.	GSC	(0.860%)	03/20/2018	0.914%	4,000	16	0	16
Kraft Foods, Inc.	GSC	(0.950%)	09/20/2018	0.905%	3,000	(12)	0	(12)
Kraft Foods, Inc.	RBS	(1.130%)	03/20/2018	0.914%	2,000	(34)	0	(34)
Kroger Co.	BNP	(0.360%)	12/20/2012	0.949%	7,800	172	0	172
Kroger Co.	BOA	(0.900%)	09/20/2017	0.917%	5,000	5	0	5
Kroger Co.	MSC	(0.595%)	03/20/2015	0.966%	13,800	284	0	284
Ltd. Brands, Inc.	MSC	(3.113%)	09/20/2017	4.898%	2,000	187	0	187
Macy’s Retail Holdings, Inc.	DUB	(2.110%)	09/20/2017	5.973%	2,000	376	0	376
Macy’s Retail Holdings, Inc.	JPM	(2.000%)	03/20/2012	7.320%	1,500	200	0	200
Marriott International, Inc.	CSFB	(0.640%)	12/20/2012	5.295%	8,500	1,296	0	1,296
Marriott International, Inc.	GSC	(0.640%)	12/20/2012	5.295%	14,400	2,196	0	2,196
Marriott International, Inc.	MSC	(0.630%)	12/20/2012	5.295%	13,600	2,079	0	2,079
Marsh & McLennan Cos., Inc.	BOA	(1.180%)	09/20/2015	0.795%	2,500	(60)	0	(60)
Masco Corp.	BCLY	(0.870%)	12/20/2012	4.800%	3,800	483	0	483
Masco Corp.	BOA	(0.870%)	12/20/2012	4.800%	6,700	851	0	851
Masco Corp.	DUB	(0.840%)	12/20/2012	4.800%	14,400	1,843	0	1,843
Masco Corp.	MSC	(0.860%)	12/20/2012	4.800%	15,000	1,910	0	1,910
Merrill Lynch & Co., Inc.	JPM	(0.920%)	12/20/2012	1.550%	9,500	218	0	218
Merrill Lynch & Co., Inc.	JPM	(1.350%)	09/20/2017	1.384%	5,000	10	0	10
MGM Mirage	GSC	(4.250%)	07/31/2009	21.161%	2,000	166	0	166
Motorola, Inc.	DUB	(2.600%)	12/20/2017	5.780%	4,000	697	0	697
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	4.436%	5,000	1,190	0	1,190
Newell Rubbermaid, Inc.	GSC	(0.319%)	12/20/2012	1.698%	4,200	211	0	211
NiSource Finance Corp.	MSC	(1.470%)	03/20/2019	6.016%	6,000	1,604	0	1,604
Nucor Corp.	CSFB	(0.486%)	12/20/2017	1.428%	4,000	281	0	281
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	1.605%	3,000	111	0	111
Pearson Dollar Finance Two PLC	CITI	(0.570%)	06/20/2013	1.703%	1,500	68	0	68
Pearson PLC	CITI	(0.900%)	06/20/2013	1.703%	1,500	48	0	48
Prudential Financial, Inc.	BCLY	(0.870%)	06/20/2017	6.155%	2,000	544	0	544
Qwest Capital Funding, Inc.	JPM	(3.250%)	09/20/2009	12.389%	12,000	729	0	729
Rexam PLC	BCLY	(1.450%)	06/20/2013	5.742%	800	120	0	120
Rexam PLC	CITI	(1.450%)	06/20/2013	5.742%	12,000	1,794	0	1,794
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	2.974%	6,900	551	0	551
Safeway, Inc.	BNP	(0.340%)	12/20/2012	0.907%	8,100	172	0	172
Sempra Energy	BOA	(0.580%)	06/20/2018	1.016%	3,000	104	0	104
Sempra Energy	DUB	(0.550%)	06/20/2018	1.016%	1,500	55	0	55
Sherwin-Williams Co.	BOA	(0.430%)	12/20/2012	1.500%	7,100	281	0	281
Staples, Inc.	MSC	(0.700%)	12/20/2012	3.657%	6,400	641	0	641
Target Corp.	GSC	(1.180%)	03/20/2018	2.250%	4,000	300	0	300
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	4.178%	2,500	404	0	404
Telecom Italia Capital S.A.	JPM	(1.530%)	06/20/2018	4.178%	7,500	1,220	0	1,220
TJX Cos., Inc.	MSC	(0.460%)	12/20/2012	1.209%	6,900	193	0	193
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	2.227%	3,500	312	0	312
Tyco International Group S.A.	BOA	(0.750%)	12/20/2013	2.348%	8,000	556	0	556
Tyco International Ltd.	BOA	(1.120%)	12/20/2019	2.088%	11,000	865	0	865
Verizon Communications, Inc.	GSC	(0.900%)	06/20/2017	1.270%	5,000	132	0	132
Viacom, Inc.	BOA	(1.930%)	06/20/2016	3.579%	2,500	232	0	232
Viacom, Inc.	BOA	(1.110%)	12/20/2017	3.527%	4,000	621	0	621
Weatherford International Ltd.	BOA	(0.560%)	03/20/2016	4.716%	5,000	1,090	0	1,090
Whirlpool Corp.	BNP	(0.680%)	12/20/2012	3.655%	7,100	716	0	716

						$34,266	$0	$34,266

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	0.986%	$5,800	$(54)	$0	$(54)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.510%	3,000	(562)	0	(562)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.510%	3,300	(614)	0	(614)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	10.510%	8,500	(1,594)	0	(1,594)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	2,500	(139)	0	(139)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	3.927%	22,200	(2,303)	0	(2,303)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	4.554%	5,100	(177)	0	(177)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.461%	2,000	(122)	0	(122)
General Electric Capital Corp.	DUB	0.850%	03/20/2009	4.538%	1,600	(12)	0	(12)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	4.554%	4,000	(139)	0	(139)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	4.551%	1,600	(39)	0	(39)
GMAC LLC	BCLY	3.050%	09/20/2012	8.183%	3,200	(493)	0	(493)
GMAC LLC	BOA	3.100%	06/20/2011	8.475%	3,500	(400)	0	(400)
GMAC LLC	BOA	7.000%	09/20/2012	8.183%	6,300	(210)	0	(210)
GMAC LLC	GSC	3.050%	09/20/2012	8.183%	11,300	(1,739)	0	(1,739)
GMAC LLC	JPM	5.400%	09/20/2012	8.183%	3,000	(247)	0	(247)
GMAC LLC	JPM	5.450%	09/20/2012	8.183%	3,000	(242)	0	(242)
GMAC LLC	JPM	7.550%	09/20/2012	8.183%	10,000	(166)	0	(166)
GMAC LLC	MSC	6.850%	06/20/2012	8.224%	5,200	(192)	0	(192)
GMAC LLC	MSC	7.500%	09/20/2012	8.183%	10,000	(181)	0	(181)
GMAC LLC	UBS	3.620%	06/20/2011	8.475%	1,000	(93)	0	(93)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	3.017%	6,100	(458)	0	(458)
Goldman Sachs Group, Inc.	JPM	0.750%	09/20/2012	3.017%	7,100	(530)	0	(530)
Goldman Sachs Group, Inc.	MLP	0.750%	09/20/2012	3.017%	4,000	(299)	0	(299)
Goldman Sachs Group, Inc.	MSC	0.800%	09/20/2012	3.017%	6,800	(497)	0	(497)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	3.017%	2,000	(147)	0	(147)
SLM Corp.	GSC	3.700%	03/20/2009	11.543%	12,000	(187)	0	(187)
SLM Corp.	UBS	4.750%	03/20/2009	11.543%	25,000	(14)	0	(14)

						$(11,850)	$0	$(11,850)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	BCLY	(2.750%)	06/20/2012	$12,740	$2,152	$581	$1,571
CDX.HY-8 Index	BOA	(2.750%)	06/20/2012	54,292	9,172	1,648	7,524
CDX.HY-8 Index	MLP	(2.750%)	06/20/2012	21,569	3,644	914	2,730
CDX.HY-8 Index	MSC	(2.750%)	06/20/2012	6,272	1,060	267	793
CDX.HY-8 Index	UBS	(2.750%)	06/20/2012	134,162	22,666	9,104	13,562
CDX.IG-8 5-Year Index	BOA	(0.350%)	06/20/2012	36,307	2,197	488	1,709
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	226,529	11,510	1,970	9,540
CDX.IG-9 10-Year Index	BOA	(0.800%)	12/20/2017	37,186	1,890	164	1,726
CDX.IG-9 10-Year Index	GSC	(0.800%)	12/20/2017	49,190	2,499	226	2,273
CDX.IG-9 10-Year Index	JPM	(0.800%)	12/20/2017	17,178	873	79	794
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	120,536	6,124	1,528	4,596
CDX.IG-9 10-Year Index 3-7%	BCLY	(6.550%)	12/20/2017	16,900	5,510	0	5,510
CDX.IG-9 10-Year Index 3-7%	GSC	(6.550%)	12/20/2017	6,300	2,054	0	2,054
CDX.IG-10 5-Year Index	DUB	(1.550%)	06/20/2013	186,709	3,464	(103)	3,567
CDX.IG-10 5-Year Index	GSC	(1.550%)	06/20/2013	182,707	4,105	(1,701)	5,806
CDX.IG-10 5-Year Index	MLP	(1.550%)	06/20/2013	114,290	2,569	(487)	3,056
CDX.IG-10 5-Year Index	MSC	(1.550%)	06/20/2013	191,589	4,305	(985)	5,290
CDX.XO-8 Index	BOA	(1.400%)	06/20/2012	6,300	1,192	256	936

					$86,986	$13,949	$73,037

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	GSC	6.385%	12/20/2012	$4,200	$(489)	$0	$(489)
CDX.HY-9 Index 25-35%	MLP	6.510%	12/20/2012	3,100	(349)	0	(349)
CDX.HY-9 Index 25-35%	MLP	6.690%	12/20/2012	8,700	(927)	0	(927)
CDX.HY-9 Index 25-35%	MSC	6.570%	12/20/2012	16,900	(1,867)	0	(1,867)
CDX.IG-9 5-Year Index 15-30%	MSC	1.130%	12/20/2012	3,400	(3)	0	(3)
CDX.IG-9 5-Year Index 30-100%	CITI	0.710%	12/20/2012	23,529	120	0	120
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,945	14	0	14
CMBX.NA AAA 3 Index	GSC	0.080%	12/13/2049	17,710	(5,278)	(2,710)	(2,568)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	63,060	(18,794)	(9,872)	(8,922)

					$(27,573)	$(12,582)	$(14,991)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	26,000	$247	$0	$247
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		30,000	1,346	0	1,346
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		32,700	1,489	(77)	1,566
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		4,900	237	0	237
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		23,700	1,262	55	1,207
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		21,200	918	0	918
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	1,188	0	1,188
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		39,400	1,998	0	1,998
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		33,500	1,160	0	1,160
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		66,900	2,310	(139)	2,449
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		71,500	2,406	0	2,406
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		6,000	157	4	153
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		8,500	254	6	248
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP		5,500	174	11	163
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		5,700	135	0	135
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		13,600	314	0	314
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		6,600	198	0	198
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	88	0	88
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		6,600	181	3	178
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		9,200	228	0	228
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		40,000	1,703	0	1,703
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		32,700	611	0	611
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		45,000	1,116	27	1,089
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		26,000	(423)	0	(423)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		25,000	(350)	0	(350)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	61,000	174	181	(7)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		46,000	(1,261)	(336)	(925)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		220,800	(4,534)	(59)	(4,475)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		97,500	(1,870)	(1,641)	(229)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		5,000	13	(25)	38
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		329,900	865	(1,169)	2,034
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		46,800	123	(135)	258
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	281	92	189
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	405	70	335
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	1,613	462	1,151
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	143,700	1,493	142	1,351
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		476,700	14,287	(168)	14,455
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		$400	11	3	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		254,700	6,607	4,837	1,770
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	BOA		27,300	2,660	2,044	616
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		81,600	(17,761)	2,027	(19,788)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		1,800	(392)	47	(439)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		46,600	(10,142)	(1,457)	(8,685)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,100	(675)	(112)	(563)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		157,654	(34,314)	(6,689)	(27,625)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		57,300	(6,817)	(5,088)	(1,729)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		600	(71)	(3)	(68)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		369,407	(43,948)	(5,108)	(38,840)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		72,500	(18,323)	5,021	(23,344)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		40,700	(11,149)	(2,669)	(8,480)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		200,300	(54,868)	1,641	(56,509)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		94,200	(13,164)	(15,622)	2,458
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		44,900	(15,196)	(548)	(14,648)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		57,100	(19,325)	345	(19,670)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		94,700	(2,143)	(5,796)	3,653
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		3,600	(81)	(168)	87
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		137,100	(62,352)	(6,700)	(55,652)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		93,900	(42,705)	(7,106)	(35,599)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		135,800	(61,761)	(9,371)	(52,390)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		47,400	(21,557)	(1,542)	(20,015)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	156,400	3,879	78	3,801
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		163,800	4,056	88	3,968
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		6,600	115	(4)	119
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		197,500	3,440	(173)	3,613
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		33,400	582	(20)	602
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		105,900	1,844	(119)	1,963
Pay	6-Month AUD Bank Bill	5.250%	06/15/2011	DUB		606,900	12,613	(762)	13,375
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	181,200	3,874	(96)	3,970
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		181,100	3,873	(96)	3,969
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	51,100	617	(525)	1,142
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	8,254	(607)	8,861
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	1,594	(118)	1,712
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	3,399	1,046	2,353
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		41,300	2,112	505	1,607
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		22,000	1,168	(708)	1,876
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		2,400	232	20	212
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		40,000	3,872	264	3,608
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		40,000	3,871	(155)	4,026
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		9,700	1,038	(153)	1,191
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		56,700	(5,294)	875	(6,169)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		4,600	(429)	14	(443)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		29,500	(6,518)	914	(7,432)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		22,100	(9,893)	(2,248)	(7,645)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		13,400	(5,998)	(1,536)	(4,462)
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	167,000	345	0	345
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		124,500	42	0	42
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP		$55,300	(3,244)	598	(3,842)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		26,700	(4,500)	1,030	(5,530)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	35,000	3,921	0	3,921
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		7,500	849	31	818
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		24,200	2,671	48	2,623
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		39,100	5,000	0	5,000
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		8,000	60	0	60
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		11,800	251	0	251
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		4,250	99	0	99
Pay	GBP-UKRPI Index	3.488%	12/06/2027	RBS		4,500	168	0	168
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		$40,000	4,570	0	4,570
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		7,200	1,072	0	1,072

							$(353,325)	$(56,519)	$(296,806)

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Wheat December Futures	$(624.000)	11/25/2009	MSC	1,000	$(479)	$0	$(479)
Pay	CBOT Wheat December Futures	(627.000)	11/25/2009	MSC	1,350	(606)	0	(606)
Receive	KCBT Wheat December Futures	636.000	11/25/2009	MSC	1,000	447	0	447
Receive	KCBT Wheat December Futures	638.510	11/25/2009	MSC	1,350	570	0	570
Receive	NYMEX Natural Gas December Futures	8.718	11/24/2009	JPM	7,230	(11,308)	0	(11,308)
Receive	NYMEX Natural Gas December Futures	8.855	11/24/2009	JPM	4,610	(7,833)	0	(7,833)
Pay	NYMEX Natural Gas November Futures	(8.390)	10/28/2009	JPM	7,230	12,057	0	12,057
Pay	NYMEX Natural Gas November Futures	(8.550)	10/28/2009	JPM	4,610	8,413	0	8,413

						$1,261	$0	$1,261

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJAIGTR Index	9,410,265	3-Month U.S. Treasury Bill rate plus a specified spread	$960,050	02/25/2009	BCLY	$50,127
Receive	GSCI Index	27,858	3-Month U.S. Treasury Bill rate plus a specified spread	10,000	02/25/2009	BCLY	677
Receive	DJAIGTR Index	439,928	3-Month U.S. Treasury Bill rate plus a specified spread	100,000	01/28/2009	CITI	3,326
Receive	DJAIGTR Index	3,809,978	3-Month U.S. Treasury Bill rate plus a specified spread	867,730	01/28/2009	CSFB	27,052
Receive	DJAIGTR Index	2,811,735	3-Month U.S. Treasury Bill rate plus a specified spread	453,130	01/28/2009	GSC	23,572
Receive	DJAIGTR Index	758,356	3-Month U.S. Treasury Bill rate plus a specified spread	244,730	01/28/2009	JPM	8,250
Receive	DJAIGTR Index	3,123,848	3-Month U.S. Treasury Bill rate plus a specified spread	709,910	01/28/2009	MLP	23,786
Pay	DJAIGTR Index	2,032,185	3-Month U.S. Treasury Bill rate plus a specified spread	464,320	01/28/2009	MSC	(15,982)
Receive	DJAIGTR Index	9,642,992	3-Month U.S. Treasury Bill rate plus a specified spread	2,286,590	01/28/2009	MSC	76,819
Receive	DJAIGTR Index	1,014,367	3-Month U.S. Treasury Bill rate plus a specified spread	230,520	01/28/2009	RBS	7,724

							$205,351

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k) Purchased options outstanding on December 31, 2008:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX Natural Gas June Futures	$12.000	05/25/2012	259	$2,616	$664
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	502	4,427	432

				$7,043	$1,096

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$142.000	01/23/2009	1,827	$62	$31
Put - CBOT U.S. Treasury 5-Year Note March Futures	94.000	02/20/2009	470	9	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	90.000	02/20/2009	2,442	44	37
Put - CBOT U.S. Treasury 10-Year Note March Futures	80.000	02/20/2009	111	2	2
Put - CBOT U.S. Treasury 10-Year Note March Futures	84.000	02/20/2009	1,815	33	27

				$150	$101

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$174,100	$1,915	$6,803
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,100	204	636
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,900	137	430
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,900	105	330
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,600	490	1,520
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	23,900	253	975

							$3,104	$10,694

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 01/01/2039	$107.000	01/06/2009	$814,800	$96	$0
Call - OTC Freddie Mac 6.000% due 01/01/2039	112.000	01/06/2009	47,900	6	0
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	102.781	02/20/2009	183,500	22	254
Put - OTC Fannie Mae 5.000% due 01/01/2039	47.000	01/06/2009	187,000	22	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	73.000	01/06/2009	199,500	23	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	50.000	01/06/2009	269,000	32	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	55.000	01/06/2009	278,700	33	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	68.031	01/06/2009	232,000	27	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	70.000	01/06/2009	106,200	12	0
Put - OTC Fannie Mae 5.500% due 02/01/2039	70.000	02/05/2009	225,200	26	0
Put - OTC Fannie Mae 5.500% due 02/01/2039	72.000	02/05/2009	231,900	27	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	65.094	01/06/2009	154,000	18	0
Put - OTC Fannie Mae 6.000% due 02/01/2039	72.500	02/05/2009	314,300	37	0
Put - OTC Freddie Mac 5.500% due 01/01/2039	63.063	01/06/2009	120,000	14	0
Put - OTC Ginnie Mae 5.500% due 01/01/2039	47.000	01/14/2009	36,100	4	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	52.000	01/14/2009	28,000	3	0

				$402	$254

(l) Written options outstanding on December 31, 2008:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	502	$4,428	$553
Call - OTC NYMEX WTI Crude June Futures	250.000	05/17/2012	412	2,614	195

				$7,042	$748

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC DJAIGTR February Futures	$230.000	02/12/2009	50,000,000	$1,263	$0
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	37,500,000	1,492	371
Call - OTC DJAIGTR January Futures	250.000	01/11/2011	19,800,000	756	183
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	68,000,000	3,401	402
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	368	62	55
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	37,500,000	2,034	10,724
Put - OTC DJAIGTR January Futures	160.000	01/11/2011	19,800,000	1,071	5,639
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	68,000,000	5,657	17,113

				$15,736	$34,487

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$75,700	$1,995	$7,605
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	64,800	484	698
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,000	100	346
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	108	407
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	8,000	57	86
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	10,558
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	312
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	531
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	65,400	1,373	4,833
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,300	126	146
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	111	407
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	38,100	958	2,826
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,200	495	1,875
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	8,000	245	1,059
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	10,723
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	65,000	2,044	317

							$14,398	$42,730

(m) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(7)
Fannie Mae	4.500%	01/01/2039	$20,000	$20,277	$20,275
Fannie Mae	5.000%	01/01/2039	531,200	522,900	542,405
Freddie Mac	6.000%	02/01/2038	48,000	49,335	49,298
Treasury Inflation Protected Securities	0.875%	04/15/2010	243,766	233,963	229,753
Treasury Inflation Protected Securities	1.625%	01/15/2015	61,572	58,174	57,138
Treasury Inflation Protected Securities	1.875%	07/15/2015	30,037	27,455	28,399
Treasury Inflation Protected Securities	4.250%	01/15/2010	160,863	159,374	158,148
U.S. Treasury Notes	4.750%	05/15/2014	61,700	71,335	72,729

				$1,142,803	$1,158,145

(7)	Market value includes $1,153 of interest payable on short sales.

(n) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	24,592	01/2009	$1,240	$0	$1,240
Sell		CITI	9,385	01/2009	0	(453)	(453)
Sell		HSBC	9,641	01/2009	0	(15)	(15)
Sell		MSC	2,821	01/2009	0	(60)	(60)
Sell		RBS	4,351	01/2009	3	(70)	(67)
Sell	BRL	BCLY	8,843	02/2009	0	(286)	(286)
Buy		UBS	40,386	02/2009	0	(228)	(228)
Buy		RBC	347	06/2009	0	(41)	(41)
Sell	CHF	MSC	11,295	03/2009	0	(1,137)	(1,137)
Buy	CNY	BCLY	16,933	03/2009	61	0	61
Sell		BCLY	10,234	03/2009	0	(22)	(22)
Buy		CITI	21,327	03/2009	87	0	87
Buy		HSBC	8,505	03/2009	31	0	31
Sell		HSBC	6,270	03/2009	0	(17)	(17)
Sell		JPM	30,261	03/2009	0	(76)	(76)
Buy		BCLY	86,988	05/2009	0	(8)	(8)
Buy		DUB	133,245	07/2009	0	(1,489)	(1,489)
Buy		HSBC	92,984	07/2009	0	(991)	(991)
Buy		BCLY	97,383	09/2009	0	(436)	(436)
Buy		CITI	42,401	09/2009	0	(53)	(53)
Buy		HSBC	133,642	09/2009	0	(572)	(572)
Sell	EUR	BCLY	1,810	01/2009	0	(246)	(246)
Sell		BNP	3,288	01/2009	0	(455)	(455)
Sell		HSBC	2,965	01/2009	0	(368)	(368)
Buy		MSC	4,790	01/2009	0	(19)	(19)
Buy		RBS	22,920	01/2009	476	(1)	475
Sell		RBS	107,023	01/2009	0	(13,458)	(13,458)
Sell	GBP	BCLY	15,352	01/2009	702	0	702
Sell		CITI	17,294	01/2009	777	0	777
Buy		MSC	10,583	01/2009	0	(365)	(365)
Buy		RBS	6,857	01/2009	0	(406)	(406)
Sell		UBS	15,334	01/2009	697	0	697
Sell	JPY	BCLY	7,816,653	01/2009	0	(4,195)	(4,195)
Sell		CITI	7,862,919	01/2009	0	(3,990)	(3,990)
Buy		HSBC	968,218	01/2009	323	0	323
Sell		HSBC	10,852,929	01/2009	0	(5,337)	(5,337)
Buy		JPM	918,369	01/2009	256	0	256
Buy		MSC	1,389,176	01/2009	0	(120)	(120)
Buy		RBS	5,081,093	01/2009	256	(1,495)	(1,239)
Sell		UBS	3,714,503	01/2009	0	(2,002)	(2,002)
Buy	MXN	CITI	1,997	05/2009	0	(44)	(44)
Buy		MLP	16,399	05/2009	0	(64)	(64)
Sell	MYR	DUB	46,020	02/2009	0	(91)	(91)
Buy		JPM	47,988	02/2009	0	(1,164)	(1,164)
Buy	PHP	BCLY	47,500	02/2009	0	(63)	(63)
Buy		DUB	23,100	02/2009	0	(38)	(38)
Sell		DUB	316,244	02/2009	0	(64)	(64)
Buy		HSBC	57,130	02/2009	0	(79)	(79)
Buy		JPM	80,443	02/2009	0	(87)	(87)
Buy		MLP	18,000	02/2009	0	(29)	(29)
Buy		MSC	63,700	02/2009	0	(91)	(91)
Buy		RBS	17,700	02/2009	0	(29)	(29)
Buy		LEH	12,000	12/2010	0	(16)	(16)
Sell		LEH	12,000	12/2010	0	(4)	(4)
Sell	PLN	BCLY	15,692	05/2009	0	(108)	(108)
Buy		HSBC	503	05/2009	0	(55)	(55)
Sell		JPM	132,242	05/2009	0	(1,132)	(1,132)
Buy		RBS	129,713	05/2009	0	(14,827)	(14,827)
Buy		UBS	18,810	05/2009	0	(2,127)	(2,127)
Buy	RUB	BCLY	23,780	05/2009	0	(22)	(22)
Sell		BCLY	60,931	05/2009	55	0	55
Buy		HSBC	14,028	05/2009	0	(167)	(167)
Buy		JPM	23,123	05/2009	0	(182)	(182)
Buy	SGD	CITI	27,773	04/2009	218	0	218
Buy		DUB	17,618	04/2009	272	0	272
Buy		HSBC	6,875	04/2009	65	0	65
Buy		RBS	11,710	04/2009	149	0	149
Buy		UBS	8,743	04/2009	149	0	149
Buy		HSBC	10,443	07/2009	16	0	16

					$5,833	$(58,894)	$(53,061)

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$6,150	$14,954,288	$3,104	$14,963,542
Short Sales, at value	0	(1,158,145)	0	(1,158,145)
Other Financial Instruments++	192,305	(238,893)	98,135	51,547

Total	$198,455	$13,557,250	$101,239	$13,856,944

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$28,310	$(33,771)	$0	$29,125	$(12,524)	$(8,036)	$3,104
Other Financial Instruments++	(132,025)	33,798	0	(27,365)	223,861	(134)	98,135

Total	$(103,715)	$27	$0	$1,760	$211,337	$(8,170)	$101,239

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Convertible Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Berry Plastics Holding Corp.
8.421% due 06/05/2014	$197	$127
CSC Holdings, Inc.
9.750% due 08/01/2013	2,000	1,630
Daimler Finance North America LLC
6.000% due 08/03/2012	1,975	1,039
Verso Paper Holdings LLC
7.685% due 02/01/2013	135	95

Total Bank Loan Obligations (Cost $4,203)		2,891

CORPORATE BONDS & NOTES 2.9%
Allison Transmission, Inc.
11.000% due 11/01/2015	1,300	643
American Express Co.
7.000% due 03/19/2018	3,025	3,064
American International Group, Inc.
4.612% due 10/18/2011	650	468
5.050% due 10/01/2015	1,500	1,007
8.250% due 08/15/2018	5,550	4,068
Bank of America Corp.
8.125% due 12/29/2049	1,500	1,124
Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	1,041
Biomet, Inc.
11.625% due 10/15/2017	1,300	1,118
CIT Group, Inc.
4.750% due 12/15/2010	2,200	1,937
Citigroup Capital XXI
8.300% due 12/21/2057	1,000	773
Citigroup Funding, Inc.
2.080% due 08/31/2012	2,000	1,807
Citigroup, Inc.
6.500% due 08/19/2013	100	101
8.400% due 04/29/2049	1,000	661
Continental Airlines, Inc.
9.798% due 04/01/2021	221	155
First Data Corp.
9.875% due 09/24/2015	1,300	793
Freescale Semiconductor, Inc.
5.871% due 12/15/2014	425	147
9.125% due 12/15/2014 (b)	475	112
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	2,725	2,588
6.150% due 04/01/2018	600	578
6.750% due 10/01/2037	225	183
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,825	1,912
Qwest Communications International, Inc.
5.649% due 02/15/2009	575	575
SLM Corp.
5.000% due 10/01/2013	645	462
Telesat Canada
11.000% due 11/01/2015	1,700	1,224
12.500% due 11/01/2017	1,300	786
UBS AG
5.750% due 04/25/2018	1,850	1,682
Wells Fargo Capital XIII
7.700% due 12/29/2049	7,000	5,782

Total Corporate Bonds & Notes (Cost $39,457)		34,791

CONVERTIBLE BONDS & NOTES 36.2%
Banking & Finance 4.4%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038	$6,500	4,444
Boston Properties LP
2.875% due 02/15/2037	3,000	2,385
Citigroup Funding, Inc.
1.080% due 08/31/2012	2,000	1,666
Deutsche Bank AG
0.000% due 03/23/2009	5,000	1,376
Morgan Stanley
1.700% due 10/15/2012	1,000	834
NASDAQ OMX Group, Inc.
2.500% due 08/15/2013	1,500	1,117
National City Corp.
4.000% due 02/01/2011	15,000	13,444
Prudential Financial, Inc.
0.366% due 12/15/2037	29,500	28,069

		53,335

Industrials 30.7%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	14,550	4,220
Alliant Techsystems, Inc.
2.750% due 09/15/2011	2,500	2,469
American Tower Corp.
3.000% due 08/15/2012	2,000	2,910
Amgen, Inc.
0.375% due 02/01/2013	38,000	36,338
Amylin Pharmaceuticals, Inc.
3.000% due 06/15/2014	1,100	492
Anixter International, Inc.
1.000% due 02/15/2013	3,150	1,981
Archer-Daniels-Midland Co.
0.875% due 02/15/2014	10,225	10,021
ArvinMeritor, Inc.
4.625% due 03/01/2026	2,500	763
Beckman Coulter, Inc.
2.500% due 12/15/2036	5,000	4,706
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	3,400	3,183
Cameron International Corp.
2.500% due 06/15/2026	3,700	3,672
Carnival Corp.
2.000% due 04/15/2021	4,300	3,902
Cephalon, Inc.
0.000% due 06/15/2033	2,800	3,843
Chesapeake Energy Corp.
2.250% due 12/15/2038	48,000	21,780
2.500% due 05/15/2037	4,000	2,355
Comcast Holdings Corp.
2.000% due 11/15/2029	6	162
DST Systems, Inc.
4.125% due 08/15/2023	1,800	1,730
EMC Corp.
1.750% due 12/01/2011	13,000	12,756
Fisher Scientific International, Inc.
3.250% due 03/01/2024	8,000	9,010
Fluor Corp.
1.500% due 02/15/2024	775	1,264
Ford Motor Co.
4.250% due 12/15/2036	13,000	3,413
General Cable Corp.
1.000% due 10/15/2012	3,800	2,389
Gilead Sciences, Inc.
0.625% due 05/01/2013	4,000	5,465
Integra LifeSciences Holdings Corp.
2.750% due 06/01/2010	2,450	2,174
Intel Corp.
2.950% due 12/15/2035	7,450	6,491
International Game Technology
2.600% due 12/15/2036	4,000	3,800
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	1,100	719
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	2,000	1,068
L-3 Communications Holdings, Inc.
3.000% due 08/01/2035	5,150	5,150
Lamar Advertising Co.
2.875% due 12/31/2010	2,500	1,872
Leap Wireless International, Inc.
4.500% due 07/15/2014	2,000	1,102
Life Technologies Corp.
1.500% due 02/15/2024	5,000	3,775
2.000% due 08/01/2023	2,400	2,259
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	6,350	4,326
Linear Technology Corp.
3.000% due 05/01/2027	5,600	4,081
Maxtor Corp.
2.375% due 08/15/2012	3,000	1,834
Medtronic, Inc.
1.625% due 04/15/2013	27,000	23,962
Microchip Technology, Inc.
2.125% due 12/15/2037	1,600	1,020
Micron Technology, Inc.
1.875% due 06/01/2014	1,950	646
Millipore Corp.
3.750% due 06/01/2026	5,300	4,651
Molson Coors Brewing Co.
2.500% due 07/30/2013	4,000	4,790
Mylan, Inc.
1.250% due 03/15/2012	8,600	6,364
3.750% due 09/15/2015	9,000	8,190
Nabors Industries, Inc.
0.940% due 05/15/2011	13,500	11,188
Newmont Mining Corp.
1.625% due 07/15/2017	6,500	6,939
Nortel Networks Corp.
1.750% due 04/15/2012	3,100	457
2.125% due 04/15/2014	6,950	1,008
NovaMed, Inc.
1.000% due 06/15/2012	1,800	1,094
Peabody Energy Corp.
4.750% due 12/15/2066	5,000	3,025
Pioneer Natural Resources Co.
2.875% due 01/15/2038	2,000	1,432
Placer Dome, Inc.
2.750% due 10/15/2023	1,700	2,595
Qwest Communications International, Inc.
3.500% due 11/15/2025	13,800	11,678
Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	10,550	9,469
Roper Industries, Inc.
1.481% due 01/15/2034 (j)	2,600	1,407
SanDisk Corp.
1.000% due 05/15/2013	4,500	1,822
Schlumberger Ltd.
2.125% due 06/01/2023	550	687
Scientific Games Corp.
0.750% due 12/01/2024	2,000	1,732
Stillwater Mining Co.
1.875% due 03/15/2028	2,000	860
Symantec Corp.
1.000% due 06/15/2013	7,250	6,652
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	17,000	18,764
Transocean, Inc.
1.500% due 12/15/2037	41,000	31,775
Trinity Industries, Inc.
3.875% due 06/01/2036	500	230
Ventas, Inc.
3.875% due 11/15/2011	4,000	3,370
Virgin Media, Inc.
6.500% due 11/15/2016	2,000	875
Wyeth
2.621% due 01/15/2024	21,301	21,209
Xilinx, Inc.
3.125% due 03/15/2037	5,000	3,419
YRC Worldwide, Inc.
3.375% due 11/25/2023	4,500	1,215

		370,000

Utilities 1.1%
CMS Energy Corp.
2.875% due 12/01/2024	6,500	5,663
Covanta Holding Corp.
1.000% due 02/01/2027	1,600	1,464
Lucent Technologies, Inc.
2.875% due 06/15/2023	5,089	4,250
Time Warner Telecom Holdings, Inc.
2.375% due 04/01/2026	3,500	2,240

		13,617

Total Convertible Bonds & Notes (Cost $513,586)		436,952

MUNICIPAL BONDS & NOTES 0.0%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014	320	304

Total Municipal Bonds & Notes (Cost $320)		304

	Shares
COMMON STOCKS 0.4%
Celgene Corp. (c)	10,000	553
DaVita, Inc. (c)	5,700	282
Pride International, Inc. (c)	67,000	1,071
Public Service Enterprise Group, Inc.	8,180	239
SandRidge Energy, Inc. (c)	70,000	430
Time Warner, Inc.	50,000	503
U.S. Bancorp	35,900	898
Williams Cos., Inc.	30,000	434

Total Common Stocks (Cost $9,769)		4,410

CONVERTIBLE PREFERRED STOCKS 19.9%
Banking & Finance 17.8%
American International Group, Inc.
8.500% due 03/01/2014	153,000	1,301
Bank of America Corp.
7.250% due 03/01/2014	119,000	77,528
CIT Group, Inc.
8.750% due 03/01/2014	190,000	5,483
Citigroup, Inc.
6.500% due 12/31/2049	1,710,000	48,308
Fifth Third Bancorp
8.500% due 03/01/2014	110,000	8,919
KeyCorp
7.750% due 03/01/2014	80,000	5,723
Legg Mason, Inc.
7.000% due 03/01/2014	130,000	2,860
Lehman Brothers Holdings, Inc.
7.250% due 03/01/2014 (a)	9,000	7
SLM Corp.
7.250% due 03/01/2014	2,000	921
Sovereign Capital Trust IV
4.375% due 03/01/2014	100,000	1,894
Wachovia Corp.
7.500% due 03/01/2014	83,000	62,250

		215,194

Consumer Discretionary 0.1%
Celanese Corp.
4.250% due 03/01/2014	58,000	973

Consumer Services 0.2%
Fannie Mae
5.375% due 03/01/2014	29	44
8.750% due 03/01/2014	30,000	33
Simon Property Group, Inc.
6.000% due 03/01/2014	25,400	1,086
Vale Capital Ltd.
5.500% due 03/01/2014	38,000	1,007

		2,170

Energy 0.7%
CMS Energy Corp.
4.500% due 03/01/2014	5,000	265
El Paso Corp.
4.990% due 03/01/2014	3,875	2,558
Entergy Corp.
7.625% due 03/01/2014	23,000	1,153
NRG Energy, Inc.
4.000% due 03/01/2014	3,675	4,186
5.750% due 03/01/2014	1,000	215

		8,377

Healthcare 0.5%
Schering-Plough Corp.
6.000% due 03/01/2014	34,000	5,927

Industrials 0.6%
Freeport-McMoRan Copper & Gold, Inc.
5.500% due 03/01/2014	11,000	6,837
General Motors Corp.
6.250% due 03/01/2014	312,000	1,072

		7,909

Total Convertible Preferred Stocks (Cost $283,400)		240,550

PREFERRED STOCKS 0.0%
Lehman Brothers Holdings, Inc.
8.160% due 03/01/2014 (a)	10,000	50

Total Preferred Stocks (Cost $499)		50

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 39.5%
Certificates of Deposit 0.1%
Unicredito Italiano NY
1.640% due 05/18/2009	$1,300	1,299

Commercial Paper 8.7%
Fannie Mae
0.860% due 01/27/2009	27,300	27,284
Freddie Mac
0.120% due 01/22/2009	57,000	56,996
Goldman Sachs Group, Inc.
3.250% due 01/22/2009	9,300	9,283
Morgan Stanley
3.800% due 01/22/2009	11,500	11,476

		105,039

Repurchase Agreements 26.5%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009	39,000	39,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 2.125% due 04/30/2010 valued at $39,387. Repurchase proceeds are $39,000.)
0.030% due 01/02/2009	206,750	206,750
(Dated 12/31/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $108,821 and Freddie Mac 4.875% due 11/15/2013 valued at $101,486. Repurchase proceeds are $206,750.)
0.080% due 01/06/2009	50,000	50,000
(Dated 12/30/2008. Collateralized by Fannie Mae 4.375% due 10/15/2015 valued at $50,544. Repurchase proceeds are $50,000.)
State Street Bank and Trust Co.
0.010% due 01/02/2009	24,694	24,694
(Dated 12/31/2008. Collateralized by U.S. Treasury Bills 0.000% due 06/04/2009 valued at $25,190. Repurchase proceeds are $24,694.)

		320,444

U.S. Cash Management Bills 0.1%
0.630% due 04/29/2009 - 05/15/2009 (d)(e)	630	626

U.S. Treasury Bills 4.1%
0.187% due 01/02/2009 - 06/11/2009 (d)(e)	49,540	49,470

Total Short-Term Instruments (Cost $476,945)		476,878

Total Investments 99.1% (Cost $1,328,179)		$1,196,826
Written Options (i) (0.1%) (Premiums $524)		(874)
Other Assets and Liabilities (Net) 1.0%		11,597

Net Assets 100.0%		$1,207,549

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Non-income producing security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $22,992 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $8,945 at a weighted average interest rate of 2.698%. On December 31, 2008, there were no open reverse repurchase agreements.

(g) Cash of $615 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2009	195	$1,200
90-Day Eurodollar March Futures	Long	03/2009	195	1,130
90-Day Eurodollar September Futures	Long	09/2009	166	965

				$3,295

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.	RBS	(2.210%)	06/20/2017	8.209%	$2,300	$629	$0	$629
Freescale Semiconductor, Inc.	CSFB	(2.250%)	12/20/2009	18.719%	1,000	142	0	142
Gap, Inc.	MSC	(1.060%)	09/20/2013	0.982%	5,000	(19)	0	(19)
GMAC LLC	MLP	(2.800%)	05/15/2009	9.736%	4,667	67	0	67
GMAC LLC	MSC	(8.000%)	03/20/2009	9.740%	2,200	2	0	2
HCA, Inc.	GSC	(1.870%)	03/20/2010	6.610%	1,000	54	0	54
Omnicom Group, Inc.	BCLY	(1.900%)	12/20/2013	3.130%	5,000	258	0	258
Omnicom Group, Inc.	GSC	(1.850%)	12/20/2013	3.130%	5,000	269	0	269
Wyeth	GSC	(0.400%)	12/20/2013	0.698%	4,000	56	0	56
Wyeth	RBS	(0.400%)	12/20/2013	0.698%	4,000	56	0	56

						$1,514	$0	$1,514

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.	RBS	2.050%	06/20/2013	9.329%	$4,000	$(915)	$0	$(915)
Chrysler Financial	DUB	5.250%	09/20/2012	31.500%	2,000	(927)	0	(927)
Freescale Semiconductor, Inc.	DUB	2.600%	12/20/2009	18.719%	1,000	(139)	0	(139)
General Electric Capital Corp.	CITI	4.100%	12/20/2013	3.708%	1,000	18	0	18
GMAC LLC	JPM	8.650%	03/20/2009	9.740%	2,200	1	0	1
GMAC LLC	MSC	5.000%	06/20/2009	9.739%	2,400	(49)	(126)	77
HCA, Inc.	CITI	2.000%	09/20/2012	9.854%	600	(114)	0	(114)
HCA, Inc.	CITI	2.400%	06/20/2014	10.642%	400	(90)	0	(90)
HCA, Inc.	GSC	3.320%	03/20/2012	9.828%	1,000	(166)	0	(166)
HCA, Inc.	GSC	5.050%	09/20/2013	10.586%	2,000	(356)	0	(356)
Sanmina-SCI Corp.	CITI	4.600%	06/20/2012	16.257%	150	(39)	0	(39)
SLM Corp.	BOA	1.350%	06/20/2010	11.199%	1,400	(177)	0	(177)
Sungard Data Systems, Inc.	DUB	4.500%	09/20/2013	8.418%	150	(19)	0	(19)

						$(2,972)	$(126)	$(2,846)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-9 Index 25-35%	GSC	1.750%	12/20/2010	$12,000	$(1,342)	$0	$(1,342)
CDX.HY-9 Index 25-35%	JPM	3.200%	12/20/2012	7,500	(1,662)	0	(1,662)
CDX.HY-9 Index 25-35%	MLP	4.530%	12/20/2010	8,500	(504)	0	(504)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	2,700	(53)	(23)	(30)

					$(3,561)	$(23)	$(3,538)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	8,200	$(225)	$(29)	$(196)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		800	(22)	(6)	(16)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,600	(108)	(8)	(100)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		500	10	3	7
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		600	12	2	10
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		500	11	4	7
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		$20,800	1,016	133	883
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		31,000	1,396	729	667
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		20,100	1,756	423	1,333
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		19,000	1,660	(313)	1,973
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		52,800	4,615	1,046	3,569
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		22,200	1,940	(315)	2,255
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		6,800	1,480	170	1,310
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		3,200	(447)	(389)	(58)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		3,200	(1,083)	0	(1,083)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		17,900	(6,058)	(43)	(6,015)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		5,800	(1,963)	62	(2,025)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		2,600	(1,182)	0	(1,182)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		100	(45)	4	(49)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		200	(91)	2	(93)

							$2,672	$1,475	$1,197

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Cliffs Natural Resources, Inc.	10,000	3.785%	$272	01/23/2009	MLP	$(17)
Receive	Pride International, Inc.	50,000	3.785%	791	01/23/2009	MLP	2
Receive	SandRidge Energy, Inc.	45,600	3.785%	456	01/23/2009	MLP	(179)
Receive	SPDR Trust Series 1	200,000	1.840%	17,662	01/23/2009	MLP	373
Receive	SPDR Trust Series 1	500,000	1.970%	45,532	01/23/2009	MLP	(92)
Receive	SPDR Trust Series 1	300,000	2.294%	27,362	01/23/2009	MLP	(112)
Receive	SPDR Trust Series 1	200,000	3.360%	19,407	01/23/2009	MLP	(1,329)
Receive	SPDR Trust Series 1	150,000	3.860%	13,155	01/23/2009	MLP	390
Receive	SPDR Trust Series 1	1,525,000	3.885%	139,827	01/23/2009	MLP	(2,186)
Receive	Time Warner, Inc.	51,000	3.785%	484	01/23/2009	MLP	29
Receive	Williams Cos., Inc.	34,600	3.785%	602	01/23/2009	MLP	(102)

							$(3,223)

(6) Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	05/06/2009	$14,000	$258	$849
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009	14,000	266	25

							$524	$874

(j) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Roper Industries, Inc.	1.481%	01/15/2034	07/10/2007- 09/30/2008	$2,039	$1,407	0.12%

(k) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	BCLY	5,320	06/2009	$0	$(43)	$(43)
Buy		HSBC	5,320	06/2009	0	(642)	(642)
Sell	GBP	BCLY	527	01/2009	23	0	23
Sell		CITI	570	01/2009	26	0	26
Sell		UBS	506	01/2009	23	0	23
Buy	MXN	BCLY	22	05/2009	0	0	0
Sell		BCLY	22	05/2009	0	0	0
Buy	MYR	BCLY	1,259	02/2009	7	0	7
Sell		BCLY	1,562	02/2009	0	(2)	(2)
Sell		CITI	3,087	02/2009	0	(54)	(54)
Buy		DUB	1,500	02/2009	3	0	3
Buy		JPM	1,890	02/2009	15	0	15
Buy		BCLY	665	04/2009	2	0	2
Buy		BOA	560	04/2009	2	0	2
Buy		CITI	1,125	04/2009	5	0	5
Buy		HSBC	1,284	04/2009	10	0	10
Sell		JPM	3,634	04/2009	2	0	2
Buy	PHP	BCLY	9,700	02/2009	0	(13)	(13)
Sell		CITI	59,889	02/2009	0	(64)	(64)
Buy		DUB	38,770	02/2009	7	(8)	(1)
Buy		HSBC	11,590	02/2009	0	(16)	(16)
Buy		JPM	16,324	02/2009	0	(18)	(18)
Sell		JPM	36,695	02/2009	0	(1)	(1)
Buy		MLP	3,700	02/2009	0	(6)	(6)
Buy		MSC	12,900	02/2009	0	(18)	(18)
Buy		RBS	3,600	02/2009	0	(6)	(6)
Buy		BCLY	1,519	05/2009	1	0	1
Buy		CITI	37,717	05/2009	6	0	6
Sell		CITI	50,391	05/2009	0	(72)	(72)
Buy		JPM	11,155	05/2009	2	0	2
Buy		LEH	2,400	12/2010	0	(3)	(3)
Sell		LEH	2,400	12/2010	0	(1)	(1)
Buy	RUB	BCLY	51,013	05/2009	0	(217)	(217)
Sell		DUB	40,410	05/2009	105	0	105
Buy		HSBC	10,125	05/2009	0	(121)	(121)
Sell		HSBC	7,110	05/2009	18	0	18
Sell		UBS	13,619	05/2009	11	0	11
Buy	SGD	CITI	1,007	04/2009	8	0	8
Sell		CITI	2,646	04/2009	9	0	9
Buy		DUB	634	04/2009	10	0	10
Buy		HSBC	249	04/2009	2	0	2
Buy		RBS	431	04/2009	5	0	5
Buy		UBS	325	04/2009	6	0	6
Sell		CITI	390	07/2009	2	0	2
Buy		HSBC	390	07/2009	1	0	1
Buy		LEH	405	12/2010	0	(18)	(18)
Sell		LEH	405	12/2010	2	0	2

					$313	$(1,323)	$(1,010)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Market for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$93,959	$1,100,176	$2,691	$1,196,826
Other Financial Instruments++	3,295	(7,853)	(927)	(5,485)

Total	$97,254	$1,092,323	$1,764	$1,191,341

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$3,092	$499	$0	$0	$(1,188)	$288	$2,691
Other Financial Instruments++	(251)	0	0	0	(676)	0	(927)

Total	$2,841	$499	$0	$0	$(1,864)	$288	$1,764

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 2.5%
BHP Billiton Finance USA Ltd.
1.496% due 03/27/2009		$2,500	$2,484
Commonwealth Bank of Australia
1.916% due 06/08/2009		1,600	1,592
National Australia Bank Ltd.
2.204% due 09/11/2009		23,400	23,421
2.838% due 02/08/2010		39,200	39,239

Total Australia (Cost $66,702)			66,736

BRAZIL 7.2%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	1,270
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		195,882	79,331
10.000% due 01/01/2017		300,606	110,080

Total Brazil (Cost $258,948)			190,681

CAYMAN ISLANDS 0.4%
Atrium CDO Corp.
3.946% due 06/27/2015		$1,146	1,014
Vita Capital III Ltd.
4.982% due 01/01/2011		9,300	8,655

Total Cayman Islands (Cost $10,226)			9,669

CHILE 0.7%
Banco Santander Chile
2.536% due 12/09/2009		$18,220	18,032
Empresa Nacional de Electricidad S.A.
8.500% due 04/01/2009		355	361

Total Chile (Cost $18,512)			18,393

CHINA 0.1%
Sino-Forest Corp.
9.125% due 08/17/2011		$2,500	1,953

Total China (Cost $2,536)			1,953

COLOMBIA 1.8%
Colombia Government International Bond
9.850% due 06/28/2027	COP	78,362,000	34,838
12.000% due 10/22/2015		28,500,000	13,999

Total Colombia (Cost $56,772)			48,837

EGYPT 1.7%
Petroleum Export Ltd.
4.623% due 06/15/2010		$11,684	11,503
4.633% due 06/15/2010		1,393	1,372
5.265% due 06/15/2011		26,638	24,854
Petroleum Export Ltd. II
6.340% due 06/20/2011		8,458	7,209

Total Egypt (Cost $47,632)			44,938

FRANCE 1.5%
Credit Agricole S.A.
2.181% due 05/28/2009		$3,900	3,890
2.231% due 05/28/2010		37,700	37,267

Total France (Cost $41,561)			41,157

INDIA 0.7%
ICICI Bank Ltd.
5.290% due 01/12/2010		$14,800	12,253
IDBI Bank Ltd.
5.125% due 12/23/2009		5,700	5,316

Total India (Cost $20,314)			17,569

IRELAND 1.1%
Bank of Ireland
1.898% due 12/18/2009		$30,950	30,759

Total Ireland (Cost $30,903)			30,759

KAZAKHSTAN 0.0%
Intergas Finance BV
6.875% due 11/04/2011		$378	297

Total Kazakhstan (Cost $385)			297

MEXICO 1.1%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,154
Pemex Finance Ltd.
9.690% due 08/15/2009		$3,055	3,077
Pemex Project Funding Master Trust
6.552% due 10/15/2009		10,018	9,838
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	15,316

Total Mexico (Cost $38,067)			30,385

NETHERLANDS 1.3%
Deutsche Telekom International Finance BV
1.678% due 03/23/2009		$5,920	5,868
8.500% due 06/15/2010		500	515
Rabobank Nederland NV
2.639% due 05/19/2010		22,660	22,584
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009		5,600	5,606

Total Netherlands (Cost $34,692)			34,573

NEW ZEALAND 0.3%
ANZ National International Ltd.
4.929% due 04/14/2010		$7,700	7,663

Total New Zealand (Cost $7,663)			7,663

NORWAY 0.1%
DnB NOR Bank ASA
4.889% due 10/13/2009		$1,500	1,500

Total Norway (Cost $1,500)			1,500

PHILIPPINES 0.1%
Philippine Government International Bond
8.375% due 03/12/2009		$1,600	1,608

Total Philippines (Cost $1,613)			1,608

POLAND 0.0%
Poland Government International Bond
4.750% due 04/25/2012	PLN	200	66

Total Poland (Cost $92)			66

QATAR 0.6%
Qatar Petroleum
5.579% due 05/30/2011		$12,604	11,786
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		5,036	4,749

Total Qatar (Cost $17,697)			16,535

RUSSIA 3.0%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$43,262	43,591
GPB Eurobond Finance PLC for Gazprombank
5.108% due 04/04/2010		7,900	6,280
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		12,600	10,910
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		700	380
10.000% due 06/16/2009		2,200	2,139
VTB Capital S.A.
4.559% due 11/02/2009		20,270	17,909

Total Russia (Cost $88,910)			81,209

SOUTH KOREA 7.3%
Export-Import Bank of Korea
2.292% due 06/01/2009		$27,800	27,726
2.389% due 11/16/2010		7,500	7,398
4.125% due 02/10/2009		2,900	2,890
4.500% due 08/12/2009		21,300	21,039
Korea Development Bank
2.433% due 11/22/2012		8,700	7,847
4.348% due 04/03/2010		43,900	42,401
4.750% due 07/20/2009		23,660	23,439
4.902% due 10/20/2009		60,238	59,112
5.300% due 01/17/2013		1,100	1,002

Total South Korea (Cost $196,022)			192,854

SPAIN 0.6%
Santander U.S. Debt S.A. Unipersonal
2.261% due 11/20/2009		$4,400	4,346
Telefonica Emisiones SAU
1.825% due 06/19/2009		12,500	12,103

Total Spain (Cost $16,853)			16,449

SWITZERLAND 0.5%
UBS AG
3.824% due 07/23/2009		$14,550	14,477

Total Switzerland (Cost $14,530)			14,477

UKRAINE 3.3%
Colvis Finance Ltd.
8.000% due 02/02/2009		$10,710	10,442
Ukraine Government International Bond
6.450% due 08/05/2009		99,935	77,950

Total Ukraine (Cost $111,852)			88,392

UNITED KINGDOM 1.9%
AstraZeneca PLC
2.464% due 09/11/2009		$1,820	1,808
Bank of Scotland PLC
2.036% due 09/14/2009		1,400	1,370
2.252% due 12/08/2010		20,300	18,533
4.590% due 07/17/2009		14,700	14,658
Barclays Bank PLC
7.700% due 04/29/2049		19,050	12,624
Royal Bank of Scotland Group PLC
2.322% due 08/21/2009		500	497
Vodafone Group PLC
2.461% due 02/27/2012		800	672

Total United Kingdom (Cost $58,523)			50,162

UNITED STATES 52.0%
Asset-Backed Securities 4.1%
Accredited Mortgage Loan Trust
0.521% due 02/25/2037		$620	548
ACE Securities Corp.
0.521% due 08/25/2036		1,290	1,157
0.521% due 12/25/2036		659	603
0.561% due 06/25/2037		686	601
American Express Credit Account Master Trust
1.695% due 02/15/2012		414	357
Argent Securities, Inc.
0.521% due 09/25/2036		381	374
Asset-Backed Funding Certificates
0.531% due 11/25/2036		370	349
0.821% due 06/25/2034		4,859	2,514
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		166	161
0.521% due 12/25/2036		422	389
0.551% due 05/25/2037		604	501
Bear Stearns Asset-Backed Securities Trust
0.521% due 11/25/2036		517	464
0.551% due 10/25/2036		630	582
1.471% due 10/25/2037		4,699	3,856
Capital Auto Receivables Asset Trust
2.645% due 10/15/2012		3,100	2,766
Carrington Mortgage Loan Trust
0.571% due 06/25/2037		3,092	2,743
0.791% due 10/25/2035		480	415
Citibank Omni Master Trust
1.608% due 12/23/2013		30,500	28,985
Citigroup Mortgage Loan Trust, Inc.
0.511% due 12/25/2036		753	649
0.531% due 05/25/2037		748	601
0.531% due 07/25/2045		752	583
Countrywide Asset-Backed Certificates
0.521% due 07/25/2037		798	728
0.521% due 06/25/2047		677	621
0.531% due 09/25/2046		84	82
0.551% due 06/25/2037		676	623
0.551% due 10/25/2047		578	507
0.571% due 09/25/2047		760	667
0.631% due 02/25/2036		382	357
0.651% due 09/25/2036		723	575
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		595	517
0.561% due 12/25/2037		403	372
0.591% due 07/25/2037		297	269
Daimler Chrysler Auto Trust
3.356% due 09/10/2012		2,300	2,046
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 09/25/2036		282	262
0.541% due 12/25/2037		485	455
First NLC Trust
0.541% due 08/25/2037		2,027	1,681
Fremont Home Loan Trust
0.521% due 10/25/2036		487	443
0.531% due 01/25/2037		777	606
GE-WMC Mortgage Securities LLC
0.511% due 08/25/2036		639	601
GSAA Trust
0.771% due 05/25/2047		700	143
GSAMP Trust
0.541% due 10/25/2036		116	105
0.541% due 12/25/2036		786	569
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		239	229
Home Equity Asset Trust
0.531% due 05/25/2037		749	625
HSBC Asset Loan Obligation
0.531% due 12/25/2036		732	674
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036		720	622
0.521% due 12/25/2036		3,688	3,280
0.531% due 05/25/2037		1,088	878
Indymac Residential Asset-Backed Trust
0.521% due 11/25/2036		302	297
0.551% due 07/25/2037		531	470
0.601% due 04/25/2047		487	440
JPMorgan Mortgage Acquisition Corp.
0.521% due 08/25/2036		1,589	1,478
0.521% due 10/25/2036		763	679
0.531% due 03/25/2047		605	476
0.551% due 03/25/2037		583	502
0.581% due 08/25/2036		5,200	3,435
1.465% due 11/25/2036		416	385
Lehman ABS Mortgage Loan Trust
0.561% due 06/25/2037		715	677
Lehman XS Trust
0.541% due 05/25/2046		133	129
0.551% due 08/25/2046		795	788
0.551% due 11/25/2046		2,821	2,613
0.561% due 05/25/2046		399	393
0.591% due 11/25/2036		1,142	1,086
0.641% due 04/25/2046		670	537
0.711% due 09/25/2046		860	189
Long Beach Mortgage Loan Trust
0.511% due 07/25/2036		54	53
0.511% due 11/25/2036		372	351
0.531% due 10/25/2036		711	676
0.751% due 10/25/2034		835	284
MASTR Asset-Backed Securities Trust
0.511% due 08/25/2036		249	238
0.521% due 01/25/2037		482	270
0.531% due 11/25/2036		460	430
0.551% due 05/25/2037		540	454
MBNA Master Credit Card Trust
1.355% due 08/15/2014		3,000	2,505
Merrill Lynch Mortgage Investors, Inc.
0.501% due 06/25/2037		37	36
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		544	511
0.511% due 01/25/2037		681	632
0.521% due 10/25/2036		341	323
0.521% due 11/25/2036		975	917
0.531% due 05/25/2037		1,270	1,084
0.591% due 02/25/2036		153	151
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036		420	399
Morgan Stanley Mortgage Loan Trust
0.701% due 02/25/2037		700	157
5.750% due 04/25/2037		542	443
Nationstar Home Equity Loan Trust
0.531% due 03/25/2037		532	483
0.531% due 06/25/2037		645	595
New Century Home Equity Loan Trust
0.541% due 08/25/2036		89	88
0.651% due 05/25/2036		1,168	888
Option One Mortgage Loan Trust
0.521% due 01/25/2037		430	404
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047		769	623
Residential Asset Mortgage Products, Inc.
0.541% due 02/25/2037		537	471
0.571% due 08/25/2046		368	341
Residential Asset Securities Corp.
0.531% due 01/25/2037		592	538
0.581% due 04/25/2037		652	580
0.591% due 04/25/2036		531	520
Securitized Asset-Backed Receivables LLC Trust
0.511% due 01/25/2037		728	652
0.521% due 09/25/2036		384	364
0.531% due 12/25/2036		881	734
0.551% due 11/25/2036		573	423
SLM Student Loan Trust
3.515% due 04/25/2014		710	690
3.525% due 10/27/2014		403	390
3.525% due 10/25/2016		277	276
3.525% due 07/25/2017		352	342
3.525% due 10/25/2018		578	558
3.685% due 01/25/2017		394	378
Soundview Home Equity Loan Trust
0.521% due 10/25/2036		2	2
0.551% due 01/25/2037		301	285
0.551% due 06/25/2037		658	497
0.571% due 10/25/2036		104	103
South Carolina Student Loan Corp.
2.702% due 09/02/2014		1,005	981
2.752% due 03/01/2018		1,800	1,628
Specialty Underwriting & Residential Finance
0.501% due 06/25/2037		59	58
0.516% due 11/25/2037		394	373
Structured Asset Investment Loan Trust
0.521% due 07/25/2036		350	322
Structured Asset Securities Corp.
0.551% due 01/25/2037		566	505
4.900% due 04/25/2035		550	271
Washington Mutual Asset-Backed Certificates
0.521% due 01/25/2037		638	575
0.531% due 10/25/2036		793	687
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		257	247
0.571% due 03/25/2037		453	417

			109,512

Bank Loan Obligations 0.1%
OAO Rosneft Oil Co.
1.121% due 09/17/2009		1,613	1,552

Corporate Bonds & Notes 37.5%
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	290
Allstate Life Global Funding II
2.822% due 05/21/2010		15,000	13,407
American Express Bank FSB
0.568% due 06/22/2009		2,900	2,819
1.459% due 06/12/2009		6,250	6,086
American Express Centurion Bank
0.944% due 04/17/2009		10,000	9,806
1.121% due 12/17/2009		1,400	1,317
American Express Credit Corp.
0.641% due 05/19/2009		1,400	1,355
1.871% due 05/27/2010		28,600	26,429
American Honda Finance Corp.
2.246% due 03/09/2009		1,100	1,099
American International Group, Inc.
1.090% due 06/16/2009		6,100	5,559
4.612% due 10/18/2011		2,800	2,014
AT&T, Inc.
2.959% due 02/05/2010		12,865	12,430
Bank of America Corp.
2.826% due 11/06/2009		3,200	3,138
8.000% due 12/29/2049		36,000	25,932
8.125% due 12/29/2049		23,000	17,233
Bank of America N.A.
2.047% due 06/23/2010		1,000	976
2.099% due 06/12/2009		6,000	5,981
2.181% due 02/27/2009		4,500	4,504
Bear Stearns Cos. LLC
2.262% due 08/21/2009		400	393
2.456% due 09/09/2009		600	590
3.269% due 09/26/2013	EUR	4,400	5,184
4.905% due 07/16/2009		$3,190	3,149
5.300% due 10/30/2015		800	771
5.500% due 08/15/2011		800	791
6.400% due 10/02/2017		300	312
6.950% due 08/10/2012		5,700	5,925
7.250% due 02/01/2018		1,200	1,317
Caterpillar Financial Services Corp.
2.259% due 03/10/2009		5,100	5,081
2.285% due 08/11/2009		9,000	8,869
2.296% due 05/18/2009		11,200	11,102
2.308% due 08/20/2010		1,700	1,638
2.838% due 02/08/2010		1,160	1,135
Charter One Bank N.A.
3.585% due 04/24/2009		9,000	8,871
Cisco Systems, Inc.
2.233% due 02/20/2009		2,700	2,699
CIT Group, Inc.
2.269% due 08/17/2009		3,100	2,980
3.615% due 01/30/2009		26,500	26,464
Citigroup Funding, Inc.
2.397% due 03/02/2009		942	940
Citigroup Global Markets Holdings, Inc.
1.971% due 03/17/2009		1,100	1,095
Citigroup, Inc.
2.326% due 06/09/2009		3,849	3,758
2.326% due 05/18/2011		8,900	7,907
2.386% due 05/18/2010		12,800	11,827
8.400% due 04/29/2049		23,600	15,612
ConocoPhillips Australia Funding Co.
4.420% due 04/09/2009		1,368	1,367
Countrywide Financial Corp.
1.686% due 03/24/2009		600	595
4.476% due 11/23/2010	EUR	500	638
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		$1,900	1,878
5.625% due 07/15/2009		1,300	1,294
6.250% due 04/15/2009		5,900	5,902
Credit Suisse USA, Inc.
2.272% due 06/05/2009		2,875	2,826
2.298% due 11/20/2009		2,000	1,927
2.349% due 08/15/2010		800	743
CVS Caremark Corp.
2.502% due 06/01/2010		2,600	2,393
Daimler Finance North America LLC
2.346% due 03/13/2009		2,100	2,099
3.642% due 08/03/2009		9,300	8,810
Dominion Resources, Inc.
2.921% due 06/17/2010		3,400	3,159
Dynegy Holdings, Inc.
6.875% due 04/01/2011		4,075	3,586
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		665	652
EchoStar DBS Corp.
6.375% due 10/01/2011		2,600	2,424
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	2,525
Ford Credit de Mexico S.A. de C.V.
3.225% due 03/20/2009		2,700	2,578
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		26,950	22,908
7.375% due 10/28/2009		8,610	7,563
General Electric Capital Corp.
1.495% due 10/06/2010		6,100	5,665
2.116% due 12/15/2009		700	675
2.129% due 03/12/2010		8,900	8,448
2.219% due 08/15/2011		2,800	2,457
3.642% due 02/01/2011		28,000	25,451
4.644% due 04/10/2012		24,000	20,376
General Mills, Inc.
4.189% due 01/22/2010		3,700	3,555
Genworth Global Funding Trusts
4.942% due 04/15/2014		4,800	2,207
GMAC LLC
3.399% due 05/15/2009		7,550	7,220
5.625% due 05/15/2009		7,030	6,756
Goldman Sachs Group, Inc.
1.120% due 11/16/2009		15,300	14,593
2.229% due 11/16/2009		6,300	6,036
2.417% due 03/02/2010		14,500	13,732
4.164% due 07/23/2009		4,135	4,027
Hartford Life Global Funding Trusts
2.176% due 06/16/2014		4,800	3,282
Hewlett-Packard Co.
2.056% due 06/15/2010		3,900	3,773
2.620% due 09/03/2009		10,310	10,244
Home Depot, Inc.
2.046% due 12/16/2009		1,800	1,701
HSBC Bank USA N.A.
2.126% due 12/14/2009		1,750	1,690
HSBC Finance Corp.
2.179% due 03/12/2010		3,825	3,488
2.429% due 11/16/2009		15,600	14,832
2.638% due 05/10/2010		4,414	3,991
IBM International Group Capital LLC
3.848% due 07/29/2009		5,400	5,396
International Business Machines Corp.
4.096% due 07/28/2011		14,000	13,293
International Lease Finance Corp.
2.373% due 05/24/2010		19,000	15,150
4.212% due 07/01/2011		10,000	6,431
4.842% due 04/20/2009		3,900	3,748
5.152% due 01/15/2010		5,000	3,773
John Deere Capital Corp.
2.939% due 06/10/2011		20,900	19,084
4.715% due 07/16/2010		7,100	6,654
JPMorgan Chase & Co.
0.521% due 06/26/2009		1,500	1,487
1.546% due 06/25/2010		19,700	18,999
1.926% due 05/07/2010		10,500	10,249
4.242% due 10/02/2009		14,055	13,779
4.720% due 01/17/2011		10,960	10,260
KeyBank N.A.
4.467% due 06/02/2010		11,700	11,289
Kimberly-Clark Corp.
3.520% due 07/30/2010		12,400	12,064
Kraft Foods, Inc.
2.790% due 08/11/2010		1,100	1,036
Lehman Brothers Holdings, Inc.
2.875% due 09/28/2009 (a)	CHF	3,855	295
2.878% due 04/03/2009 (a)		$4,400	418
2.889% due 01/23/2009 (a)		9,000	855
2.907% due 11/16/2009 (a)		4,600	437
2.951% due 05/25/2010 (a)		6,600	627
3.011% due 12/23/2010 (a)		5,900	561
4.730% due 06/01/2011 (a)(i)	CAD	5,325	465
6.875% due 05/02/2018 (a)		$6,974	697
7.875% due 05/08/2018 (a)	GBP	5,000	611
Mandalay Resort Group
6.500% due 07/31/2009		$3,450	3,364
Merrill Lynch & Co., Inc.
3.555% due 01/30/2009		7,500	7,491
4.485% due 05/12/2010		27,400	26,412
Metropolitan Life Global Funding I
2.189% due 05/17/2010		6,050	5,429
2.246% due 03/15/2012		4,100	3,239
MGM Mirage
6.000% due 10/01/2009		100	96
Morgan Stanley
2.556% due 05/07/2009		1,100	1,082
4.752% due 01/18/2011		6,989	5,954
4.842% due 01/15/2010		8,800	8,087
National Rural Utilities Cooperative Finance Corp.
4.658% due 07/01/2010		300	274
New Albertson’s, Inc.
6.950% due 08/01/2009		500	491
Ohio Power Co.
4.388% due 04/05/2010		5,750	5,382
Oracle Corp.
2.192% due 05/14/2010		4,000	3,873
Pemex Project Funding Master Trust
3.296% due 06/15/2010		57,418	54,589
Pricoa Global Funding I
3.585% due 07/27/2009		2,300	2,178
Public Service Electric & Gas Co.
2.974% due 03/12/2010		6,500	6,428
Qwest Communications International, Inc.
5.649% due 02/15/2009		1,966	1,966
Safeway, Inc.
1.816% due 03/27/2009		3,200	3,164
SLM Corp.
2.196% due 03/15/2011		700	541
3.529% due 12/15/2010	EUR	600	601
3.675% due 07/27/2009		$30,400	28,659
3.695% due 07/26/2010		800	683
3.735% due 01/26/2009		4,300	4,299
3.765% due 10/25/2011		1,000	767
5.375% due 05/15/2014		1,100	743
Sprint Nextel Corp.
1.866% due 06/28/2010		3,400	2,849
Time Warner, Inc.
2.405% due 11/13/2009		9,700	9,338
U.S. Bancorp
3.106% due 05/06/2010		500	490
United Technologies Corp.
2.272% due 06/01/2009		1,700	1,694
UnitedHealth Group, Inc.
1.705% due 06/21/2010		2,400	2,163
3.806% due 02/07/2011		16,000	14,010
Universal City Florida Holding Co. I & II
7.942% due 05/01/2010		6,500	2,828
Ventas Realty LP
6.750% due 06/01/2010		1,000	951
Verizon Communications, Inc.
4.200% due 04/03/2009		1,867	1,854
Verso Paper Holdings LLC
6.942% due 08/01/2014		3,500	1,033
Wachovia Bank N.A.
2.153% due 02/23/2009		4,250	4,236
2.218% due 05/25/2010		9,400	8,915
2.287% due 12/02/2010		9,000	8,372
Wachovia Corp.
2.116% due 03/15/2011		9,700	8,659
2.252% due 12/01/2009		19,500	18,893
4.882% due 10/15/2011		22,800	20,436
Wachovia Mortgage FSB
2.342% due 03/02/2009		3,650	3,627
2.428% due 05/08/2009		500	493
Walt Disney Co.
2.289% due 09/10/2009		4,628	4,599
4.705% due 07/16/2010		6,200	6,090
Wells Fargo & Co.
0.507% due 03/22/2010		4,700	4,543
2.096% due 09/15/2009		3,100	3,068
3.631% due 01/24/2012		3,700	3,371
3.938% due 01/29/2010		19,730	19,491
Xerox Corp.
2.598% due 12/18/2009		3,600	3,329

			997,633

Mortgage-backed Securities 6.0%
Adjustable Rate Mortgage Trust
5.135% due 09/25/2035		1,540	929
American Home Mortgage Investment Trust
0.711% due 05/25/2047		538	127
Banc of America Funding Corp.
6.124% due 01/20/2047		2,220	1,196
Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034		1,004	812
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		6,287	5,279
4.125% due 03/25/2035		30,457	25,182
4.597% due 07/25/2033		4,875	3,741
4.820% due 04/25/2034		1,291	897
5.046% due 02/25/2034		1,696	1,085
Bear Stearns Alt-A Trust
0.631% due 02/25/2034		767	354
5.441% due 08/25/2036		600	245
5.495% due 09/25/2035		9,843	4,593
5.849% due 01/25/2036		3,621	2,159
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		41	41
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		978	842
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		8,378	5,265
5.761% due 12/26/2046		4,734	3,299
CC Mortgage Funding Corp.
0.601% due 05/25/2048		1,632	676
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021		9	8
Citigroup Mortgage Loan Trust, Inc.
0.541% due 01/25/2037		653	560
4.050% due 08/25/2035		7,597	5,729
4.098% due 08/25/2035		1,492	1,268
4.248% due 08/25/2035		8,287	6,789
4.684% due 08/25/2035		1,520	1,024
Commercial Mortgage Pass-Through Certificates
1.295% due 04/15/2017		366	328
1.540% due 02/16/2034		1,992	1,761
Countrywide Alternative Loan Trust
0.651% due 05/25/2047		1,911	788
0.688% due 02/20/2047		2,263	932
0.701% due 08/25/2046		640	171
0.741% due 05/25/2036		481	127
0.821% due 06/25/2037		669	238
1.241% due 11/25/2035		611	298
3.256% due 02/25/2036		616	277
5.414% due 10/25/2035		474	370
6.000% due 02/25/2037		509	283
Countrywide Home Loan Mortgage Pass-Through Trust
0.811% due 03/25/2036		865	214
4.812% due 04/20/2035		5,020	3,623
5.610% due 02/20/2036		626	328
CS First Boston Mortgage Securities Corp.
4.949% due 06/25/2033		2,280	1,909
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		600	427
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust
0.541% due 01/25/2047		636	566
0.551% due 02/25/2037		565	512
0.551% due 03/25/2037		456	434
0.561% due 08/25/2037		1,575	1,402
Downey Savings & Loan Association Mortgage Loan Trust
0.891% due 11/19/2037		800	116
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		476	362
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033		882	856
5.354% due 08/25/2035		1,638	1,163
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		1,620	1,303
0.551% due 01/25/2047		1,080	994
0.681% due 10/25/2046		600	63
0.741% due 04/25/2036		709	228
0.741% due 11/25/2045		327	151
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033		1,794	1,388
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		573	513
0.711% due 04/19/2038		1,046	421
0.771% due 01/19/2038		3,519	1,407
0.781% due 09/19/2046		1,246	510
0.821% due 03/19/2036		3,429	1,464
5.218% due 07/19/2035		4,599	2,375
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		576	535
Indymac Index Mortgage Loan Trust
5.055% due 12/25/2034		966	664
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	452
JPMorgan Mortgage Trust
5.024% due 02/25/2035		6,038	4,540
MASTR Adjustable Rate Mortgages Trust
0.581% due 05/25/2047		180	173
3.788% due 11/21/2034		1,171	1,137
MASTR Alternative Loans Trust
0.871% due 03/25/2036		576	182
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	445
Merrill Lynch Floating Trust
1.265% due 06/15/2022		1,296	986
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		6,650	3,554
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		2,924	2,059
2.395% due 10/25/2035		1,666	1,241
3.819% due 10/25/2035		11,297	8,625
Morgan Stanley Capital I
1.255% due 10/15/2020		1,183	904
5.544% due 11/12/2049		600	280
Provident Funding Mortgage Loan Trust
4.500% due 08/25/2033		1,452	1,072
Residential Accredit Loans, Inc.
0.571% due 09/25/2046		799	558
0.771% due 08/25/2035		971	474
0.871% due 10/25/2045		492	227
Residential Asset Securitization Trust
0.871% due 01/25/2046		1,211	546
Residential Funding Mortgage Securities I
5.210% due 09/25/2035		1,428	891
Sequoia Mortgage Trust
4.474% due 04/20/2035		670	503
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030		600	451
Structured Adjustable Rate Mortgage Loan Trust
4.893% due 07/25/2034		4,207	2,743
5.345% due 01/25/2035		1,561	818
5.528% due 08/25/2035		1,117	578
Structured Asset Mortgage Investments, Inc.
0.541% due 08/25/2036		1,603	1,511
0.571% due 09/25/2047		2,508	2,315
0.601% due 03/25/2037		439	171
0.661% due 06/25/2036		727	304
0.691% due 05/25/2036		3,387	1,364
0.831% due 07/19/2035		7,888	5,263
Structured Asset Securities Corp.
5.048% due 10/25/2035		719	521
5.800% due 06/25/2033		3,079	2,175
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036		173	167
0.581% due 01/25/2037		526	489
Thornburg Mortgage Securities Trust
0.591% due 03/25/2046		1,500	1,486
WaMu Mortgage Pass-Through Certificates
0.761% due 08/25/2045		11	11
0.881% due 11/25/2045		600	138
0.881% due 12/25/2045		600	119
2.986% due 01/25/2047		1,181	501
3.066% due 12/25/2046		1,272	543
3.066% due 07/25/2047		1,452	593
3.256% due 02/25/2046		1,270	541
3.456% due 11/25/2042		497	411
4.229% due 03/25/2034		1,485	1,220
4.269% due 09/25/2046		3,408	1,569
4.269% due 10/25/2046		1,779	713
4.565% due 06/25/2033		936	842
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.016% due 04/25/2047		829	243
Wells Fargo Mortgage-Backed Securities Trust
4.388% due 12/25/2034		1,297	1,011
4.992% due 12/25/2034		1,533	1,187

			160,448

U.S. Government Agencies 4.3%
Fannie Mae
3.678% due 06/01/2043 - 07/01/2044		1,046	1,032
4.678% due 11/01/2035		519	522
5.000% due 02/25/2017		221	225
5.179% due 09/01/2035		702	714
5.196% due 10/01/2035		474	482
5.215% due 08/01/2035		512	521
5.223% due 09/01/2035		469	484
5.232% due 11/01/2035		579	588
5.500% due 01/01/2039		103,600	106,206
Freddie Mac
0.731% due 08/25/2031		400	358
0.751% due 09/25/2031		376	351
5.000% due 11/15/2029		111	111
5.143% due 08/01/2035		79	80
6.000% due 01/01/2039		2,400	2,476

			114,150

Total United States (Cost $1,587,886)			1,383,295

URUGUAY 0.2%
Uruguay Government International Bond
3.700% due 06/26/2037 (c)	UYU	270,434	4,932

Total Uruguay (Cost $11,494)			4,932

SHORT-TERM INSTRUMENTS 20.8%
Certificates of Deposit 0.9%
Nordea Bank Finland PLC
1.855% due 04/09/2009		$6,300	6,300
Unicredito Italiano NY
1.795% due 05/15/2009		16,700	16,692

			22,992

Repurchase Agreements 5.6%
JPMorgan Chase Bank N.A.
0.010% due 01/07/2009		17,819	17,819
(Dated 12/10/2008. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2013 valued at $17,957. Repurchase proceeds are $17,819.)
0.020% due 01/02/2009		78,100	78,100
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.750% - 4.000% due 03/31/2010 - 02/15/2015 valued at $78,822. Repurchase proceeds are $78,100.)
0.040% due 01/02/2009		53,687	53,687
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 4.750% due 01/16/2018 valued at $54,697. Repurchase proceeds are $53,688.)

			149,606

U.S. Cash Management Bills 0.7%
0.231% due 04/29/2009 - 05/15/2009 (b)(d)		18,700	18,599

U.S. Treasury Bills 13.6%
0.310% due 01/02/2009 - 06/11/2009 (b)(d)(e)		361,410	360,679

Total Short-Term Instruments (Cost $552,660)			551,876

Purchased Options (h) 0.0% (Cost $12)			0
Total Investments 110.8% (Cost $3,294,557)			$2,946,965
Other Assets and Liabilities (Net) (10.8%)			(287,897)

Net Assets 100.0%			$2,659,068

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $187,405 and cash of $3,500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $4,703 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(f) Cash of $1,205 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	1,072	$4,086

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%	$1,300	$(63)	$(65)	$2
General Electric Capital Corp.	MLP	1.100%	12/20/2009	4.554%	2,000	(64)	0	(64)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	36.442%	7,500	(751)	0	(751)

						$(878)	$(65)	$(813)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$300	$(7)	$(3)	$(4)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.000%	01/02/2009	MSC	BRL	546,000	$(719)	$0	$(719)
Pay	1-Year BRL-CDI	14.120%	01/04/2010	BCLY		3,600	72	0	72
Pay	1-Year BRL-CDI	14.190%	01/04/2010	BCLY		4,000	82	0	82
Pay	1-Year BRL-CDI	13.390%	01/02/2012	UBS		120,000	963	0	963
Receive	1-Year BRL-CDI	14.280%	01/02/2012	MSC		112,600	(1,741)	17	(1,758)
Pay	1-Year BRL-CDI	15.650%	01/02/2012	JPM		156,000	3,978	0	3,978
Pay	1-Year BRL-CDI	16.500%	01/02/2012	BCLY		43,000	1,384	0	1,384
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	208	73	135
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$628,800	16,312	660	15,652
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		13,000	(2,829)	(284)	(2,545)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		9,100	(1,082)	173	(1,255)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		25,900	(7,095)	(1,552)	(5,543)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		4,500	(629)	(544)	(85)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		4,300	(97)	(367)	270
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		2,200	(50)	(136)	86
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,200	(27)	(56)	29
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		2,400	(1,092)	(221)	(871)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		48,900	(22,239)	1,747	(23,986)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,600	(4,821)	162	(4,983)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		1,900	(864)	(155)	(709)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		2,400	(1,092)	(227)	(865)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,500	(4,320)	(611)	(3,709)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		15,300	(6,958)	(1,056)	(5,902)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	46,850	119	0	119
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		46,850	119	0	119
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	49,900	3,991	(936)	4,927
Receive	6-Month PLN-WIBOR	6.840%	12/16/2010	JPM	PLN	314,500	(4,575)	0	(4,575)
Receive	6-Month PLN-WIBOR	6.860%	12/16/2010	BCLY		184,400	(2,706)	0	(2,706)
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	7,000	46	0	46
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		17,100	39	0	39

							$(35,623)	$(3,313)	$(32,310)

(h) Purchased options outstanding on December 31, 2008:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 02/01/2039	$112.000	02/05/2009	$2,400	$0	$0
Put - OTC Fannie Mae 5.500% due 02/01/2039	85.000	02/05/2009	103,600	12	0

				$12	$0

(i) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$465	0.02%

(j) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	01/01/2039	$2,400	$2,457	$2,475
Freddie Mac	6.000%	02/01/2039	2,400	2,467	2,465

				$4,924	$4,940

(k) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	47,368	04/2009	$0	$(298)	$(298)
Sell		BCLY	27,770	04/2009	0	(27)	(27)
Buy	BRL	BCLY	11,960	02/2009	70	0	70
Sell		BCLY	23,462	02/2009	0	(13)	(13)
Buy		HSBC	694	02/2009	8	0	8
Sell		HSBC	71,947	02/2009	0	(1,008)	(1,008)
Buy		JPM	117,218	02/2009	2,513	0	2,513
Buy		UBS	155,094	02/2009	2,175	(109)	2,066
Sell		UBS	539,776	02/2009	1,484	(253)	1,231
Sell		BCLY	300	06/2009	0	0	0
Sell	CAD	RBC	453	01/2009	0	(1)	(1)
Sell	CHF	MSC	319	03/2009	0	(32)	(32)
Sell	CLP	BCLY	9,478,157	05/2009	1	0	1
Buy		CITI	55,045,879	05/2009	581	(111)	470
Sell		DUB	3,301,860	05/2009	0	(194)	(194)
Buy		HSBC	18,372,048	05/2009	106	0	106
Sell		JPM	17,179,184	05/2009	134	(553)	(419)
Buy	CNY	BCLY	158,999	03/2009	78	0	78
Sell		BCLY	69,348	03/2009	0	(66)	(66)
Sell		BOA	71,042	03/2009	0	(311)	(311)
Buy		CITI	191,516	03/2009	721	0	721
Sell		CITI	211,378	03/2009	504	(85)	419
Sell		DUB	69,055	03/2009	0	(23)	(23)
Buy		HSBC	2,552	03/2009	11	0	11
Sell		HSBC	35,475	03/2009	0	(149)	(149)
Buy		JPM	151,883	03/2009	523	(124)	399
Sell		JPM	68,270	03/2009	91	0	91
Buy		MLP	79,981	03/2009	0	(941)	(941)
Sell		MLP	35,400	03/2009	0	(138)	(138)
Buy		BCLY	89,915	05/2009	0	(9)	(9)
Sell		BCLY	76,575	05/2009	0	(45)	(45)
Buy		CITI	226,861	05/2009	0	(1,457)	(1,457)
Sell		DUB	68,150	05/2009	161	0	161
Buy		JPM	249,412	05/2009	0	(2,246)	(2,246)
Buy		MSC	32,455	05/2009	0	(258)	(258)
Buy		BCLY	37,490	07/2009	0	(115)	(115)
Buy		JPM	329,174	07/2009	0	(2,728)	(2,728)
Buy		CITI	43,849	09/2009	0	(54)	(54)
Buy		DUB	211,200	09/2009	0	(729)	(729)
Sell		DUB	104,880	09/2009	0	(82)	(82)
Buy		JPM	128,919	09/2009	83	0	83
Buy	COP	BCLY	13,043,841	05/2009	294	0	294
Sell		BCLY	36,228,073	05/2009	120	0	120
Buy		CITI	47,076,659	05/2009	1,123	0	1,123
Sell		CITI	26,558,150	05/2009	0	(440)	(440)
Buy		HSBC	7,017,704	05/2009	86	0	86
Buy	CZK	BCLY	1,765,025	01/2009	3,589	0	3,589
Buy		DUB	1,127,074	01/2009	2,406	0	2,406
Sell		DUB	99,801	01/2009	0	(257)	(257)
Buy		HSBC	1,111,164	01/2009	2,262	0	2,262
Sell		HSBC	1,163,490	01/2009	162	(1,718)	(1,556)
Buy		JPM	1,144,204	01/2009	1,666	(921)	745
Sell		JPM	93,694	01/2009	0	(151)	(151)
Buy		CITI	27,855	05/2009	0	(286)	(286)
Buy	EUR	BNP	1,418	01/2009	196	0	196
Sell		DUB	48,282	01/2009	1,412	0	1,412
Buy		RBS	17,026	01/2009	2,154	0	2,154
Sell		RBS	24,258	01/2009	0	(2,990)	(2,990)
Sell	GBP	BCLY	5,721	01/2009	250	0	250
Buy		BNP	6,671	01/2009	0	(410)	(410)
Sell		CITI	6,202	01/2009	279	0	279
Buy		DUB	7,832	01/2009	0	(964)	(964)
Buy		HSBC	1,526	01/2009	0	(90)	(90)
Sell		UBS	5,499	01/2009	250	0	250
Buy	HKD	BCLY	1,425,198	03/2009	178	0	178
Sell		BCLY	38,772	03/2009	0	(5)	(5)
Buy		CITI	1,968,500	03/2009	121	0	121
Sell		CITI	387,528	03/2009	0	(27)	(27)
Buy		HSBC	1,402,463	03/2009	109	0	109
Sell		HSBC	2,156,060	03/2009	3	(468)	(465)
Sell		JPM	155,124	03/2009	0	(26)	(26)
Sell		RBS	77,500	03/2009	0	(5)	(5)
Buy	HUF	DUB	4,126,297	05/2009	0	(556)	(556)
Buy		HSBC	2,003,534	05/2009	351	(2)	349
Sell		HSBC	2,992,442	05/2009	506	(1,035)	(529)
Buy		JPM	6,680,030	05/2009	4,277	0	4,277
Buy	IDR	BCLY	568,710,350	03/2009	694	(2,792)	(2,098)
Sell		BCLY	63,650,000	03/2009	0	(642)	(642)
Buy		CITI	303,903,340	03/2009	0	(2,373)	(2,373)
Sell		CITI	162,650,550	03/2009	0	(2,983)	(2,983)
Buy		DUB	157,388,800	03/2009	0	(1,419)	(1,419)
Sell		DUB	116,500,000	03/2009	0	(327)	(327)
Buy		HSBC	194,829,800	03/2009	0	(110)	(110)
Buy		JPM	2,482,742	03/2009	5	0	5
Sell		JPM	534,486,350	03/2009	564	(2,803)	(2,239)
Sell		MLP	65,500,000	03/2009	0	(806)	(806)
Buy		RBS	75,206,300	03/2009	0	(304)	(304)
Sell		UBS	48,800,000	03/2009	674	0	674
Buy	ILS	BCLY	327,195	06/2009	181	0	181
Sell		BCLY	158,569	06/2009	0	(1,282)	(1,282)
Buy		DUB	20,463	06/2009	33	0	33
Buy		HSBC	262,844	06/2009	1	(1,223)	(1,222)
Sell		HSBC	38,517	06/2009	0	(161)	(161)
Sell		UBS	39,305	06/2009	0	(369)	(369)
Buy	INR	BCLY	1,090,207	04/2009	273	0	273
Sell		BCLY	268,750	04/2009	0	(473)	(473)
Buy		BOA	873,088	04/2009	601	0	601
Buy		CITI	737,000	04/2009	269	0	269
Buy		DUB	740,376	04/2009	388	0	388
Sell		DUB	521,550	04/2009	0	(622)	(622)
Buy		HSBC	1,099,367	04/2009	409	0	409
Sell		HSBC	201,339	04/2009	0	(70)	(70)
Sell		JPM	357,823	04/2009	19	(366)	(347)
Sell		UBS	522,350	04/2009	0	(638)	(638)
Sell	JPY	BCLY	7,135	01/2009	0	(4)	(4)
Sell		CITI	7,177	01/2009	0	(4)	(4)
Sell		UBS	13,296	01/2009	0	(7)	(7)
Buy	KWD	BCLY	3,711	04/2009	0	(1,002)	(1,002)
Sell		BCLY	2,134	04/2009	0	(91)	(91)
Buy	MXN	BCLY	675,030	05/2009	0	(3,170)	(3,170)
Sell		BCLY	1,838,420	05/2009	1,408	0	1,408
Buy		CITI	1,003,752	05/2009	0	(21,983)	(21,983)
Sell		CITI	15,416	05/2009	53	0	53
Buy		DUB	1,000,101	05/2009	0	(21,844)	(21,844)
Buy		JPM	2,373,803	05/2009	0	(16,958)	(16,958)
Sell		JPM	478,110	05/2009	660	0	660
Buy		MLP	694,415	05/2009	0	(3,400)	(3,400)
Buy		UBS	15,416	05/2009	0	(43)	(43)
Buy	MYR	BCLY	44,242	02/2009	262	0	262
Sell		BCLY	36,695	02/2009	0	(591)	(591)
Sell		BOA	18,440	02/2009	0	(322)	(322)
Sell		CITI	18,440	02/2009	0	(322)	(322)
Buy		DUB	64,580	02/2009	128	0	128
Buy		JPM	64,106	02/2009	493	0	493
Sell		JPM	18,173	02/2009	18	(165)	(147)
Buy		MLP	20,620	02/2009	0	(18)	(18)
Sell		MLP	18,400	02/2009	0	(311)	(311)
Buy		BCLY	30,327	04/2009	80	0	80
Sell		BCLY	29,138	04/2009	0	(77)	(77)
Buy		BOA	26,171	04/2009	81	0	81
Buy		CITI	48,626	04/2009	199	0	199
Sell		CITI	17,115	04/2009	62	0	62
Buy		HSBC	46,315	04/2009	342	0	342
Buy	PEN	CITI	28,920	01/2009	0	(826)	(826)
Sell		CITI	49,958	01/2009	84	(4)	80
Buy		DUB	143,905	01/2009	0	(4,207)	(4,207)
Sell		DUB	19,520	01/2009	308	0	308
Buy		JPM	83,569	01/2009	0	(2,693)	(2,693)
Sell		JPM	82,924	01/2009	645	0	645
Buy		MSC	39,233	01/2009	0	(1,301)	(1,301)
Buy	PHP	BCLY	556,700	02/2009	0	(739)	(739)
Sell		BCLY	563,674	02/2009	0	(288)	(288)
Buy		CITI	443,191	02/2009	0	(194)	(194)
Sell		CITI	2,008,507	02/2009	48	(1,652)	(1,604)
Buy		DUB	1,131,616	02/2009	169	(450)	(281)
Sell		DUB	517,050	02/2009	0	(831)	(831)
Buy		HSBC	669,790	02/2009	0	(922)	(922)
Sell		HSBC	50,650	02/2009	0	(61)	(61)
Buy		JPM	943,458	02/2009	0	(1,024)	(1,024)
Sell		JPM	1,904	02/2009	0	(3)	(3)
Buy		MLP	557,032	02/2009	0	(505)	(505)
Buy		MSC	747,800	02/2009	0	(1,064)	(1,064)
Buy		RBS	207,100	02/2009	0	(337)	(337)
Sell		BCLY	762,467	05/2009	0	(357)	(357)
Buy		CITI	923,093	05/2009	138	(15)	123
Buy		JPM	277,420	05/2009	54	0	54
Buy		LEH	141,200	12/2010	0	(185)	(185)
Sell		LEH	141,200	12/2010	0	(48)	(48)
Buy	PLN	BCLY	196,560	05/2009	0	(5,210)	(5,210)
Sell		BCLY	112,319	05/2009	475	(310)	165
Buy		BNP	49,561	05/2009	0	(5,650)	(5,650)
Sell		CITI	24,850	05/2009	641	0	641
Buy		DUB	503,602	05/2009	0	(9,140)	(9,140)
Buy		HSBC	449,297	05/2009	469	(17,759)	(17,290)
Sell		HSBC	228,025	05/2009	1,887	(77)	1,810
Buy		JPM	955	05/2009	0	(105)	(105)
Sell		JPM	18,224	05/2009	643	0	643
Buy		RBS	90,287	05/2009	0	(10,320)	(10,320)
Buy		UBS	129,330	05/2009	0	(14,622)	(14,622)
Sell	RON	BCLY	61,111	01/2009	4,044	0	4,044
Buy		HSBC	20,733	01/2009	0	(1,701)	(1,701)
Buy		JPM	43,618	01/2009	0	(1,526)	(1,526)
Buy		DUB	29,427	02/2009	0	(257)	(257)
Buy		JPM	13,742	02/2009	523	0	523
Buy	RUB	BCLY	53,435	05/2009	0	(54)	(54)
Sell		BCLY	384,507	05/2009	1,505	0	1,505
Buy		DUB	4,551	05/2009	0	(54)	(54)
Sell		DUB	994,895	05/2009	4,113	0	4,113
Buy		HSBC	2,300,000	05/2009	0	(27,806)	(27,806)
Sell		HSBC	382,429	05/2009	1,556	0	1,556
Buy		JPM	918,453	05/2009	0	(11,441)	(11,441)
Sell		JPM	739,242	05/2009	1,727	0	1,727
Buy		RBS	97,282	05/2009	0	(1,155)	(1,155)
Buy	SAR	BCLY	48,427	04/2009	0	(218)	(218)
Sell		BCLY	28,260	04/2009	0	(24)	(24)
Buy		HSBC	194	04/2009	0	0	0
Sell	SGD	BCLY	729	01/2009	0	(11)	(11)
Sell		BOA	7,638	01/2009	0	(300)	(300)
Sell		CITI	16,596	01/2009	0	(515)	(515)
Sell		CSFB	7,624	01/2009	0	(289)	(289)
Buy		DUB	57,734	01/2009	777	0	777
Sell		DUB	15,310	01/2009	0	(622)	(622)
Sell		HSBC	7,624	01/2009	0	(290)	(290)
Sell		UBS	1,596	01/2009	0	(65)	(65)
Sell		BCLY	65,920	04/2009	78	(1,087)	(1,009)
Buy		CITI	111,487	04/2009	747	(221)	526
Sell		CITI	47,546	04/2009	0	(1,378)	(1,378)
Buy		DUB	135,578	04/2009	904	(1,141)	(237)
Buy		HSBC	34,988	04/2009	328	0	328
Sell		HSBC	59,553	04/2009	0	(1,274)	(1,274)
Buy		JPM	22,058	04/2009	0	(263)	(263)
Buy		RBS	61,272	04/2009	615	0	615
Buy		UBS	31,805	04/2009	543	0	543
Buy		CITI	119,024	07/2009	1,379	0	1,379
Buy		DUB	569	07/2009	0	(29)	(29)
Sell		DUB	55,582	07/2009	52	0	52
Buy		HSBC	28,480	07/2009	43	0	43
Buy		JPM	103,818	07/2009	3,011	0	3,011
Buy	SKK	BCLY	669,755	01/2009	2,912	0	2,912
Buy		DUB	754,224	01/2009	0	(1,144)	(1,144)
Sell		DUB	311,982	01/2009	0	(1,088)	(1,088)
Sell		HSBC	122,248	01/2009	0	(290)	(290)
Buy		JPM	1,353,529	01/2009	739	(1,171)	(432)
Sell		JPM	669,384	01/2009	0	(2,423)	(2,423)
Buy		MSC	286,345	01/2009	0	(1,354)	(1,354)
Sell	THB	BCLY	533,850	03/2009	14	(259)	(245)
Sell		HSBC	361,275	03/2009	0	(317)	(317)
Buy		JPM	2,379,864	03/2009	63	(1,186)	(1,123)
Sell		JPM	357,500	03/2009	0	(209)	(209)
Sell		RBS	180,200	03/2009	0	(146)	(146)
Buy		LEH	801,617	12/2010	0	(107)	(107)
Sell		LEH	801,617	12/2010	602	0	602
Buy	TRY	BCLY	128,812	02/2009	6,823	0	6,823
Sell		BCLY	36,687	02/2009	133	0	133
Buy		HSBC	102,749	02/2009	5,605	0	5,605
Sell		HSBC	35,001	02/2009	0	(964)	(964)
Buy		JPM	30,649	02/2009	0	(356)	(356)
Sell		JPM	21,463	02/2009	0	(616)	(616)
Buy		UBS	169,639	02/2009	9,192	0	9,192
Buy		UBS	6,643	03/2009	0	(838)	(838)
Sell		UBS	18,311	03/2009	0	(240)	(240)
Buy		LEH	19,202	12/2010	0	(4,246)	(4,246)
Sell		LEH	19,202	12/2010	4,902	0	4,902
Buy	TWD	BCLY	2,091,627	02/2009	0	(4,364)	(4,364)
Sell		BCLY	293,222	02/2009	112	(124)	(12)
Sell		BOA	160,700	02/2009	96	0	96
Sell		CSFB	167,800	02/2009	0	(121)	(121)
Buy		DUB	932,100	02/2009	0	(2,037)	(2,037)
Sell		DUB	1,670,170	02/2009	1,593	0	1,593
Sell		HSBC	967,950	02/2009	599	(137)	462
Buy		JPM	214,550	02/2009	0	(79)	(79)
Sell		JPM	105,906	02/2009	0	(12)	(12)
Buy		MLP	1,494,300	02/2009	0	(2,941)	(2,941)
Buy		MSC	936,800	02/2009	0	(2,027)	(2,027)
Buy		UBS	475,700	02/2009	0	(1,033)	(1,033)
Sell		UBS	1,896,029	02/2009	2,051	(264)	1,787
Buy	ZAR	BCLY	78,787	05/2009	714	0	714
Sell		BCLY	354,073	05/2009	0	(2,494)	(2,494)
Buy		HSBC	107,635	05/2009	966	0	966
Sell		HSBC	61,196	05/2009	0	(614)	(614)
Buy		JPM	784,166	05/2009	9,032	0	9,032
Buy		UBS	861,607	05/2009	12,127	0	12,127
Sell		UBS	271,800	05/2009	0	(2,675)	(2,675)

					$124,716	$(281,081)	$(156,365)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$2,939,755	$7,210	$2,946,965
Short Sales, at value	0	(4,940)	0	(4,940)
Other Financial Instruments++	4,086	(189,492)	0	(185,406)

Total	$4,086	$2,745,323	$7,210	$2,756,619

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$25,720	$(9,345)	$185	$(1,505)	$(2,985)	$(4,860)	$7,210
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$25,720	$(9,345)	$185	$(1,505)	$(2,985)	$(4,860)	$7,210

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Diversified Income Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 3.5%
Amadeus Global Travel Distribution S.A.
3.911% due 04/08/2013		$2,417	$1,107
4.411% due 04/08/2014		2,418	1,043
Berry Plastics Holding Corp.
8.421% due 06/05/2014		3,074	1,985
Biomet, Inc.
4.459% due 03/25/2015		2,950	2,537
Boc Group, Inc.
3.436% due 05/31/2014		2,469	1,580
Community Health Systems, Inc.
3.404% due 07/25/2014		150	117
4.000% due 07/25/2014		299	235
4.439% due 07/25/2014		1,112	872
4.446% due 07/25/2014		6,666	5,223
5.368% due 07/25/2014		449	352
5.972% due 07/25/2014		559	438
CSC Holdings, Inc.
2.945% due 03/30/2013		3,890	3,338
Daimler Finance North America LLC
6.000% due 08/03/2012		12,838	6,749
Dex Media West LLC
7.000% due 10/13/2014		158	69
7.420% due 10/13/2014		316	138
7.770% due 10/13/2014		526	230
FCI Connectors
1.876% due 03/09/2013		962	678
3.626% due 03/09/2013		907	640
Georgia-Pacific Corp.
2.082% due 12/20/2012		223	184
3.459% due 12/20/2012		200	164
3.689% due 12/20/2012		5,655	4,647
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		958	373
HCA, Inc.
3.709% due 11/18/2013		7,495	5,926
Health Management Associates, Inc.
5.512% due 02/28/2014		3,763	2,335
Ineos Group Holdings PLC
5.727% due 10/07/2012		137	70
5.727% due 10/07/2013		24	11
5.952% due 10/07/2012		1,368	701
5.952% due 10/07/2013		2,341	1,065
6.227% due 10/07/2014		24	11
6.452% due 10/07/2014		2,341	1,038
Las Vegas Sands Corp.
5.520% due 05/23/2014		4,948	2,287
Metro-Goldwyn-Mayer, Inc.
4.709% due 04/08/2012		6,864	2,935
7.012% due 04/08/2012		985	421
MGM Mirage
2.221% due 10/03/2011		800	449
2.244% due 10/03/2011		240	126
2.904% due 10/03/2011		400	210
3.576% due 10/03/2011		160	68
4.010% due 10/03/2011		200	112
4.862% due 10/03/2011		200	112
NRG Energy, Inc.
1.359% due 02/01/2013		1,567	1,367
2.959% due 02/01/2013		4,546	3,965
Polypore, Inc.
3.930% due 05/15/2014		4,444	2,622
RH Donnelley Corp.
6.750% due 06/30/2011		693	404
7.170% due 06/30/2011		50	29
7.520% due 06/30/2011		73	42
Texas Competitive Electric Holdings Co. LLC
3.961% due 10/10/2014		23	16
5.368% due 10/10/2014		5,869	4,096
5.888% due 10/10/2014		632	441
7.262% due 10/10/2014		21	15
Tribune Co.
5.250% due 06/04/2014		4,691	1,340

Total Bank Loan Obligations (Cost $101,844)			64,913

CORPORATE BONDS & NOTES 51.8%
Banking & Finance 28.7%
AES Red Oak LLC
8.540% due 11/30/2019		2,461	2,178
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	145
Allstate Life Global Funding II
2.822% due 05/21/2010		5,400	4,826
American Express Bank FSB
0.568% due 10/20/2009		2,900	2,765
1.275% due 07/13/2010		2,400	2,195
1.459% due 06/12/2009		1,000	974
American Express Credit Corp.
0.641% due 05/19/2009		100	97
American General Finance Corp.
6.900% due 12/15/2017		5,000	2,166
American Honda Finance Corp.
4.500% due 05/26/2009		500	504
American International Group, Inc.
1.090% due 06/16/2009		1,400	1,276
4.612% due 10/18/2011		4,900	3,525
5.850% due 01/16/2018		13,600	9,130
8.175% due 05/15/2058		1,400	545
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		1,980	1,651
Banco Santander Chile
2.536% due 12/09/2009		5,000	4,948
Bank of America Corp.
4.750% due 08/01/2015		1,400	1,322
5.750% due 12/01/2017		12,975	12,977
8.000% due 12/29/2049		16,600	11,957
8.125% due 12/29/2049		13,400	10,040
Bank of America Institutional Capital A
8.070% due 12/31/2026		500	411
Bank of Scotland PLC
4.590% due 07/17/2009		1,600	1,595
Barclays Bank PLC
5.450% due 09/12/2012		11,600	11,757
6.050% due 12/04/2017		600	530
7.700% due 04/29/2049		19,600	12,988
Bear Stearns Cos. LLC
2.262% due 08/21/2009		100	98
2.356% due 05/18/2010		8,650	8,366
2.359% due 08/15/2011		100	90
2.371% due 11/28/2011		100	93
3.650% due 01/31/2011		1,900	1,745
6.400% due 10/02/2017		18,500	19,257
6.950% due 08/10/2012		6,500	6,756
7.250% due 02/01/2018		5,900	6,476
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	497
C5 Capital SPV Ltd.
6.196% due 12/01/2049		200	92
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,300	1,112
Calabash Re Ltd.
12.896% due 01/08/2010		1,000	986
Charter One Bank N.A.
3.585% due 04/24/2009		1,000	986
Citigroup Capital XXI
8.300% due 12/21/2057		10,675	8,252
Citigroup Funding, Inc.
3.556% due 05/07/2010		100	95
Citigroup, Inc.
1.496% due 12/28/2009		1,800	1,698
2.326% due 05/18/2011		900	799
2.386% due 05/18/2010		100	92
5.300% due 10/17/2012		275	265
6.000% due 02/21/2012		650	643
8.400% due 04/29/2049		27,500	18,192
Columbia University
6.875% due 12/15/2015		500	630
Commonwealth Bank of Australia
6.024% due 03/29/2049		3,400	1,965
ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012		2,800	2,804
Countrywide Financial Corp.
1.686% due 03/24/2009		100	99
Credit Suisse New York
5.000% due 05/15/2013		8,500	8,189
DBS Bank Ltd.
2.369% due 05/16/2017		5,000	3,914
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		7,032	5,098
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,003
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,065
5.250% due 07/29/2014		6,625	6,949
Ferrellgas Escrow LLC
6.750% due 05/01/2014		1,825	1,268
First Empire Capital Trust II
8.277% due 06/01/2027		500	363
Forest City Enterprises, Inc.
6.500% due 02/01/2017		1,000	355
7.625% due 06/01/2015		375	133
Foundation Re II Ltd.
8.899% due 11/26/2010		1,800	1,743
General Electric Capital Corp.
1.495% due 10/06/2010		1,400	1,300
3.642% due 02/01/2011		100	91
4.644% due 04/10/2012		13,000	11,037
4.800% due 05/01/2013		400	394
5.450% due 01/15/2013		5,000	5,040
5.875% due 02/15/2012		500	514
GMAC LLC
3.399% due 05/15/2009		6,500	6,216
5.625% due 05/15/2009		4,700	4,517
Goldman Sachs Group, Inc.
0.564% due 06/23/2009		100	97
1.566% due 06/28/2010		600	559
1.588% due 06/23/2009		700	683
2.229% due 11/16/2009		1,400	1,341
4.750% due 07/15/2013		1,225	1,102
5.250% due 10/15/2013		2,400	2,207
5.300% due 02/14/2012		400	378
5.700% due 09/01/2012		165	157
6.150% due 04/01/2018		5,200	5,006
6.750% due 10/01/2037		14,200	11,561
7.350% due 10/01/2009		500	506
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		1,500	833
HBOS PLC
5.920% due 09/29/2049		7,500	2,843
6.750% due 05/21/2018		400	353
HCP, Inc.
6.700% due 01/30/2018		5,000	2,401
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		2,900	1,842
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	371
HSBC Capital Funding LP
4.610% due 12/31/2049		4,700	2,559
HSBC Finance Corp.
4.750% due 07/15/2013		120	110
HSBC Holdings PLC
6.500% due 05/02/2036		5,300	5,398
6.500% due 09/15/2037		125	127
ICICI Bank Ltd.
5.290% due 01/12/2010		300	248
5.750% due 01/12/2012		2,100	1,658
Intergas Finance BV
6.375% due 05/14/2017		2,700	1,580
6.875% due 11/04/2011		378	297
International Lease Finance Corp.
4.950% due 02/01/2011		4,700	3,393
6.625% due 11/15/2013		4,000	2,698
John Deere Capital Corp.
4.925% due 10/16/2009		500	486
JPMorgan Chase & Co.
2.259% due 05/16/2011		100	94
4.720% due 01/17/2011		1,400	1,311
4.750% due 05/01/2013		1,900	1,877
6.000% due 01/15/2018		5,000	5,287
7.900% due 04/29/2049		2,300	1,918
KRATON Polymers LLC
8.125% due 01/15/2014		1,860	753
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		825	78
2.951% due 05/25/2010 (a)		100	10
Longpoint Re Ltd.
7.246% due 05/08/2010		4,700	4,590
MBNA Capital B
3.992% due 02/01/2027		3,000	1,796
Merna Reinsurance Ltd.
2.109% due 07/07/2010		20,000	18,006
Merrill Lynch & Co., Inc.
2.446% due 09/09/2009		100	97
2.956% due 02/06/2009		100	100
3.079% due 02/05/2010		100	95
3.555% due 01/30/2009		100	100
4.485% due 05/12/2010		2,000	1,928
6.050% due 08/15/2012		8,000	7,899
6.875% due 04/25/2018		10,300	10,793
MetLife, Inc.
5.375% due 12/15/2012		45	42
Mirage Resorts, Inc.
7.250% due 08/01/2017		1,400	854
Morgan Stanley
2.556% due 05/07/2009		200	197
4.752% due 01/18/2011		400	341
5.032% due 01/15/2010		200	186
5.750% due 08/31/2012		4,400	4,106
5.950% due 12/28/2017		2,400	1,995
6.000% due 04/28/2015		16,100	13,907
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	1,674
Mystic Re Ltd.
12.202% due 06/07/2011		700	681
National Rural Utilities Cooperative Finance Corp.
4.658% due 07/01/2010		300	274
4.750% due 03/01/2014		750	697
7.250% due 03/01/2012		4,815	4,961
Petroleum Export Ltd.
4.623% due 06/15/2010		1,333	1,313
5.265% due 06/15/2011		5,320	4,965
Petroleum Export Ltd. II
6.340% due 06/20/2011		3,530	2,647
Rabobank Capital Funding II
5.260% due 12/29/2049		2,860	1,514
Rabobank Nederland NV
2.639% due 05/19/2010		9,600	9,568
Residential Reinsurance 2007 Ltd.
8.952% due 06/06/2011		1,250	1,210
9.452% due 06/07/2010		15,500	15,182
Resona Bank Ltd.
5.850% due 09/29/2049		900	511
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		300	120
9.118% due 03/31/2049		500	427
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		7,420	4,266
7.175% due 05/16/2013		2,350	1,716
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		13,500	8,599
SLM Corp.
3.765% due 10/25/2011		2,100	1,610
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		2,100	1,557
Swiss Bank Corp. NY
7.000% due 10/15/2015		500	502
Teco Finance, Inc.
6.750% due 05/01/2015		7,050	5,814
Tenneco, Inc.
10.250% due 07/15/2013		617	386
Textron Financial Corp.
4.919% due 01/11/2010		11,000	10,693
TNB Capital L Ltd.
5.250% due 05/05/2015		570	508
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	645
6.625% due 03/20/2017		4,400	2,134
7.500% due 07/18/2016		7,050	3,701
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		3,300	2,470
UBS AG
3.779% due 05/05/2010		5,900	5,892
5.750% due 04/25/2018		1,850	1,682
5.875% due 12/20/2017		5,400	4,969
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	975
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,500	1,367
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	245
Universal City Development Partners
11.750% due 04/01/2010		500	324
Universal City Florida Holding Co. I & II
8.375% due 05/01/2010		500	230
Ventas Realty LP
6.500% due 06/01/2016		400	295
6.750% due 04/01/2017		2,635	2,016
9.000% due 05/01/2012		800	716
Vita Capital III Ltd.
4.982% due 01/01/2011		3,150	2,932
VTB Capital S.A.
6.875% due 05/29/2018		200	131
Wachovia Bank N.A.
2.218% due 05/25/2010		1,000	948
3.032% due 05/14/2010		17,800	17,093
Wachovia Corp.
4.882% due 10/15/2011		600	538
5.250% due 08/01/2014		500	466
Wachovia Mortgage FSB
2.428% due 05/08/2009		250	247
Wells Fargo & Co.
4.375% due 01/31/2013		7,400	7,253
5.250% due 10/23/2012		15,780	16,086
Wells Fargo Capital X
5.950% due 12/15/2036		2,800	2,407
Wells Fargo Capital XIII
7.700% due 12/29/2049		400	330
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	865

			531,285

Industrials 18.0%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		50,550	47,264
AES El Salvador Trust
6.750% due 02/01/2016		11,800	8,470
Alcoa, Inc.
5.550% due 02/01/2017		5,000	3,941
Allison Transmission, Inc.
11.000% due 11/01/2015		1,225	606
America Movil SAB de C.V.
5.500% due 03/01/2014		3,380	3,125
5.750% due 01/15/2015		15,400	14,188
AmeriGas Partners LP
7.125% due 05/20/2016		5,075	4,085
7.250% due 05/20/2015		500	410
ARAMARK Corp.
6.692% due 02/01/2015		1,525	1,159
8.500% due 02/01/2015		2,000	1,820
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,410	2,917
8.750% due 03/01/2012		1,760	959
Atlantic Richfield Co.
8.530% due 02/27/2012		500	556
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	894
Biomet, Inc.
10.000% due 10/15/2017		1,050	1,013
10.375% due 10/15/2017 (b)		750	596
11.625% due 10/15/2017		5,425	4,666
BW GAS Ltd.
6.625% due 06/28/2017		760	584
C8 Capital SPV Ltd.
6.640% due 12/29/2049		29,000	14,821
CBS Corp.
5.625% due 08/15/2012		3,500	2,883
Celestica, Inc.
7.875% due 07/01/2011		1,100	1,006
Chart Industries, Inc.
9.125% due 10/15/2015		1,300	982
Cisco Systems, Inc.
5.500% due 02/22/2016		500	530
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		600	393
Colorado Interstate Gas Co.
6.800% due 11/15/2015		2,300	1,993
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	326
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,095
Comcast Corp.
5.300% due 01/15/2014		2,000	1,872
5.900% due 03/15/2016		2,900	2,773
6.500% due 01/15/2015		100	99
Community Health Systems, Inc.
8.875% due 07/15/2015		2,000	1,850
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		550	322
Con-way, Inc.
7.250% due 01/15/2018		5,000	3,468
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		2,400	732
Cox Communications, Inc.
7.125% due 10/01/2012		725	694
CSC Holdings, Inc.
7.875% due 02/15/2018		2,000	1,580
8.125% due 08/15/2009		25	25
CSX Corp.
5.600% due 05/01/2017		5,000	4,449
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	820
Daimler Finance North America LLC
5.750% due 09/08/2011		4,500	3,803
Delhaize America, Inc.
8.050% due 04/15/2027		600	557
Delta Air Lines, Inc.
7.379% due 05/18/2010		2,198	2,022
Dex Media West LLC
8.500% due 08/15/2010		2,500	1,525
9.875% due 08/15/2013		2,980	715
Dow Chemical Co.
6.000% due 10/01/2012		250	242
Dynegy Holdings, Inc.
7.750% due 06/01/2019		3,630	2,523
8.375% due 05/01/2016		6,270	4,483
EchoStar DBS Corp.
7.125% due 02/01/2016		1,250	1,050
El Paso Corp.
7.000% due 06/15/2017		4,500	3,544
7.750% due 06/15/2010		300	280
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,400	1,008
Energy Transfer Partners LP
5.650% due 08/01/2012		4,400	3,931
Ferrellgas Partners LP
8.750% due 06/15/2012		4,120	2,905
First Data Corp.
9.875% due 09/24/2015		5,715	3,486
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		7,070	3,146
Gaz Capital S.A.
6.212% due 11/22/2016		6,750	4,486
7.288% due 08/16/2037		10,000	5,950
8.625% due 04/28/2034		4,740	3,910
Gazprom International S.A.
7.201% due 02/01/2020		9,540	7,393
Georgia-Pacific LLC
7.000% due 01/15/2015		800	684
7.125% due 01/15/2017		2,200	1,859
8.000% due 01/15/2024		1,995	1,357
GlaxoSmithKline Capital, Inc.
2.800% due 05/13/2010		1,800	1,742
GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,300	2,773
HCA, Inc.
7.190% due 11/15/2015		1,700	950
9.250% due 11/15/2016		590	543
9.625% due 11/15/2016 (b)		3,300	2,582
Health Management Associates, Inc.
6.125% due 04/15/2016		290	181
Hertz Corp.
8.875% due 01/01/2014		2,350	1,457
Hewlett-Packard Co.
6.500% due 07/01/2012		500	539
Hospira, Inc.
4.950% due 06/15/2009		500	500
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,800	171
Ingles Markets, Inc.
8.875% due 12/01/2011		2,525	2,209
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		900	855
8.800% due 01/30/2017		2,200	1,947
Kohl’s Corp.
6.250% due 12/15/2017		5,000	4,011
Kraft Foods, Inc.
6.500% due 08/11/2017		2,000	2,014
Kroger Co.
7.000% due 05/01/2018		5,000	5,238
Ltd. Brands, Inc.
6.900% due 07/15/2017		2,000	1,215
Mandalay Resort Group
9.375% due 02/15/2010		1,534	1,127
Marathon Global Funding Corp.
6.000% due 07/01/2012		500	506
Marks & Spencer PLC
6.250% due 12/01/2017		5,000	3,713
Masco Corp.
6.125% due 10/03/2016		5,000	3,437
McKesson Corp.
5.700% due 03/01/2017		5,000	4,530
MGM Mirage
7.500% due 06/01/2016		2,820	1,801
Miller Brewing Co.
5.500% due 08/15/2013		1,000	933
Nalco Co.
8.875% due 11/15/2013		400	340
New Albertson’s, Inc.
6.570% due 02/23/2028		800	482
7.450% due 08/01/2029		5,100	3,034
7.750% due 06/15/2026		2,150	1,322
Norampac Industries, Inc.
6.750% due 06/01/2013		1,170	532
Nortel Networks Ltd.
10.125% due 07/15/2013		5,650	1,526
10.750% due 07/15/2016		1,370	370
Northwest Airlines, Inc.
7.626% due 04/01/2010		763	629
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	4,535
Novelis, Inc.
7.250% due 02/15/2015		661	387
OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013		1,000	728
Pemex Project Funding Master Trust
3.296% due 06/15/2010		700	666
Petrobras International Finance Co.
6.125% due 10/06/2016		500	490
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		4,700	1,704
Quebecor Media, Inc.
7.750% due 03/15/2016		2,800	1,904
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	8,082
RH Donnelley Corp.
8.875% due 10/15/2017		600	93
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	775
Rogers Cable, Inc.
6.750% due 03/15/2015		1,800	1,755
Rowan Cos., Inc.
5.880% due 03/15/2012		2,225	2,320
SandRidge Energy, Inc.
8.000% due 06/01/2018		3,725	2,086
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125	1,234
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	448
SemGroup LP
8.750% due 11/15/2015 (a)		5,150	206
Sensata Technologies BV
8.000% due 05/01/2014		2,940	1,338
Tesco PLC
5.500% due 11/15/2017		9,250	8,589
Tesoro Corp.
6.250% due 11/01/2012		190	132
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,350	1,235
Time Warner, Inc.
6.875% due 05/01/2012		2,625	2,524
TRW Automotive, Inc.
7.250% due 03/15/2017		2,200	1,133
Tyco International Finance S.A.
6.375% due 10/15/2011		445	438
6.750% due 02/15/2011		500	497
United Airlines, Inc.
6.201% due 12/31/2049		157	146
7.336% due 01/02/2021		452	245
7.730% due 07/01/2010		356	332
10.850% due 02/19/2015 (a)		994	306
Vale Overseas Ltd.
6.250% due 01/11/2016		3,200	3,051
6.250% due 01/23/2017		3,700	3,498
8.250% due 01/17/2034		4,025	4,297
Valero Energy Corp.
6.125% due 06/15/2017		8,045	6,874
6.875% due 04/15/2012		1,550	1,560
Verso Paper Holdings LLC
9.125% due 08/01/2014		2,400	960
Viacom, Inc.
6.250% due 04/30/2016		5,000	4,150
Walt Disney Co.
6.200% due 06/20/2014		500	531
6.375% due 03/01/2012		640	682
Williams Cos., Inc.
7.625% due 07/15/2019		925	724
Wynn Las Vegas LLC
6.625% due 12/01/2014		45	34
XTO Energy, Inc.
7.500% due 04/15/2012		3,500	3,462
Yum! Brands, Inc.
6.250% due 03/15/2018		5,000	4,322

			333,507

Utilities 5.1%
AT&T Corp.
7.300% due 11/15/2011		947	984
Beaver Valley II Funding
9.000% due 06/01/2017		295	277
Carolina Power & Light Co.
5.125% due 09/15/2013		750	753
CenturyTel, Inc.
6.000% due 04/01/2017		5,000	3,605
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	597
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,467
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,505
Dominion Resources, Inc.
5.700% due 09/17/2012		260	258
Duke Energy Carolinas LLC
4.500% due 04/01/2010		1,250	1,249
5.300% due 10/01/2015		1,500	1,567
5.625% due 11/30/2012		225	229
Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015		3,700	4,013
Enel Finance International S.A.
5.700% due 01/15/2013		4,850	4,469
Energy Future Holdings Corp.
10.875% due 11/01/2017		2,000	1,430
Frontier Communications Corp.
7.000% due 11/01/2025		400	199
7.875% due 01/15/2027		1,750	1,024
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)		4,000	320
Homer City Funding LLC
8.734% due 10/01/2026		3,730	3,450
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		4,125	3,878
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		4,000	3,590
KT Corp.
4.875% due 07/15/2015		3,000	2,531
Majapahit Holding BV
7.250% due 10/17/2011		7,600	5,729
7.250% due 06/28/2017		400	210
7.750% due 10/17/2016		600	316
7.875% due 06/29/2037		400	183
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	300
Midwest Generation LLC
8.560% due 01/02/2016		355	339
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	805
Nevada Power Co.
5.875% due 01/15/2015		450	433
6.500% due 05/15/2018		6,050	5,854
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,334
Nextel Communications, Inc.
7.375% due 08/01/2015		4,625	1,943
NRG Energy, Inc.
7.375% due 02/01/2016		3,675	3,427
7.375% due 01/15/2017		330	304
Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009		1,500	1,504
Pedernales Electric Cooperative
5.952% due 11/15/2022		500	566
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		3,600	2,991
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200	1,137
PSEG Power LLC
5.500% due 12/01/2015		900	805
6.950% due 06/01/2012		270	267
Qwest Corp.
6.500% due 06/01/2017		1,000	745
7.250% due 09/15/2025		2,250	1,519
7.250% due 10/15/2035		1,365	860
7.500% due 06/15/2023		3,900	2,750
7.625% due 06/15/2015		1,250	1,031
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	285
Reliant Energy, Inc.
6.750% due 12/15/2014		4,875	4,412
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,635
Sprint Capital Corp.
8.375% due 03/15/2012		850	680
Sprint Nextel Corp.
6.000% due 12/01/2016		5,200	3,671
Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,850	1,678
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		13,050	7,080
Verizon Communications, Inc.
5.250% due 04/15/2013		200	201
5.550% due 02/15/2016		400	391
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	484
Verizon New York, Inc.
6.875% due 04/01/2012		25	25
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500	490
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	236

			95,015

Total Corporate Bonds & Notes (Cost $1,196,907)			959,807

MUNICIPAL BONDS & NOTES 2.0%
Adams County, Pennsylvania General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	919
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		100	92
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2027		2,000	591
Chino Valley, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
0.000% due 08/01/2023		850	319
Clovis, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2020		500	264
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011		500	509
East Bay, California Municipal Utility District Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 06/01/2032		7,915	7,578
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037		500	427
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037		2,300	1,950
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037		400	387
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		980	552
5.750% due 06/01/2047		800	446
Indiana University Revenue Bonds, Series 2008
5.000% due 06/01/2038		600	566
Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014		500	516
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		400	380
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032		900	845
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037		1,800	1,653
5.000% due 07/01/2044		5,000	4,400
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		700	657
4.500% due 07/01/2023		800	735
4.500% due 07/01/2024		1,100	996
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025		700	625
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		800	453
5.000% due 06/01/2041		1,930	938
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037		700	643
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012		500	525
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035		600	568
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		100	48
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		4,000	2,177
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		500	459
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		450	224
Tamalpais, California Union High School District General Obligation Bonds, (MBIA Insured), Series 2001
5.000% due 08/01/2026		2,000	1,939
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037		600	550
University of California Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 05/15/2037		200	177
5.000% due 05/15/2041		400	365
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036		700	649
Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033		400	386
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038		2,200	1,984

Total Municipal Bonds & Notes (Cost $42,606)			37,492

U.S. GOVERNMENT AGENCIES 24.5%
Fannie Mae
0.971% due 03/25/2017		87	86
1.334% due 10/18/2030		15	14
3.678% due 03/01/2044 (h)		145	143
4.500% due 01/01/2024 - 02/01/2039		5,000	5,085
5.000% due 02/25/2017 - 01/01/2039		76,390	77,993
5.131% due 12/01/2036 (h)		215	215
5.133% due 04/01/2036 (h)		373	374
5.259% due 09/01/2031 (h)		27	27
5.292% due 03/01/2036 (h)		353	355
5.500% due 01/01/2033 - 01/01/2039		322,500	330,613
5.827% due 02/01/2035 (h)		247	250
6.000% due 01/01/2039		15,400	15,855
6.260% due 03/01/2011 (h)		376	392
6.500% due 06/25/2028		182	200
6.850% due 12/18/2027		208	221
Federal Farm Credit Bank
7.561% due 11/29/2049		500	265
Federal Home Loan Bank
4.060% due 08/25/2009		241	241
Freddie Mac
1.425% due 02/15/2019		6,293	6,050
1.695% due 09/15/2030		50	49
3.678% due 10/25/2044		240	230
3.679% due 02/25/2045		40	36
3.878% due 07/25/2044		435	393
5.000% due 09/15/2024		654	658
5.314% due 05/01/2023		26	26
5.500% due 03/15/2017 - 01/01/2039		4,132	4,238
6.500% due 07/25/2043		19	20
7.000% due 06/15/2013		33	36
7.500% due 06/01/2024		7	8
Ginnie Mae
3.956% due 09/16/2021		275	275
4.045% due 07/16/2020		623	625
4.385% due 08/16/2030		1,384	1,397
4.625% due 07/20/2026 (h)		37	37
5.125% due 11/20/2023 - 11/20/2027 (h)		69	68
5.125% due 11/20/2026		19	19
5.137% due 06/16/2023		107	108
5.375% due 03/20/2026 - 05/20/2026 (h)		72	71
6.569% due 09/16/2026		963	1,019
9.250% due 12/20/2019 - 06/20/2021		19	21
New Valley Generation
7.299% due 03/15/2019		792	973
Private Export Funding Corp.
4.550% due 05/15/2015		750	822
Small Business Administration
4.340% due 03/01/2024		246	243
4.504% due 02/01/2014		75	74
5.130% due 09/01/2023		46	47
5.886% due 09/01/2011		250	256
6.030% due 02/01/2012		1,274	1,310
6.900% due 12/01/2020		836	883
7.150% due 03/01/2017		389	410
7.300% due 05/01/2017		220	233
7.640% due 03/10/2010		14	15
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000	1,091

Total U.S. Government Agencies (Cost $445,204)			454,070

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (d)
2.375% due 01/15/2027		5,586	5,614

Total U.S. Treasury Obligations (Cost $5,475)			5,614

MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust
5.002% due 01/25/2035		8,576	5,662
5.414% due 01/25/2036		707	509
American Home Mortgage Assets
0.681% due 10/25/2046		2,095	733
American Home Mortgage Investment Trust
5.660% due 09/25/2045		493	234
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		2,900	2,130
5.745% due 02/10/2051		4,400	3,184
Banc of America Funding Corp.
5.756% due 03/20/2036		547	316
Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034		590	478
5.432% due 02/25/2036		192	136
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		8,549	7,243
5.009% due 01/25/2035		128	89
5.176% due 01/25/2034		37	23
5.451% due 01/25/2034		16	11
5.472% due 05/25/2047		1,594	924
5.605% due 02/25/2033		90	73
5.729% due 02/25/2036		526	281
6.079% due 02/25/2033		10	9
Bear Stearns Alt-A Trust
0.691% due 12/25/2046		354	69
5.364% due 05/25/2035		125	87
5.441% due 08/25/2036		655	267
5.495% due 09/25/2035		2,486	1,160
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032		500	500
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033		59	59
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		1,200	908
Citigroup Mortgage Loan Trust, Inc.
4.683% due 03/25/2034		200	150
4.684% due 08/25/2035		661	445
6.014% due 09/25/2037		2,661	1,416
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		633	520
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,400	3,225
Countrywide Alternative Loan Trust
0.701% due 08/25/2046		435	109
0.702% due 12/20/2046		3,124	1,362
0.718% due 07/20/2046		1,557	640
0.788% due 09/20/2046		600	63
0.801% due 11/20/2035		620	311
3.256% due 12/25/2035		784	386
5.414% due 10/25/2035		474	370
5.750% due 03/25/2037		500	220
6.000% due 10/25/2032		5	4
Countrywide Home Loan Mortgage Pass-Through Trust
0.701% due 05/25/2035		310	153
0.771% due 04/25/2046		590	131
4.812% due 04/20/2035		1,330	960
5.021% due 02/25/2034		1,912	1,338
5.310% due 10/19/2032		8	7
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	302
5.552% due 02/15/2039		5,000	3,965
CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036		11,500	10,672
4.949% due 06/25/2033		885	741
5.435% due 09/15/2034		483	448
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		800	567
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018		542	507
5.500% due 12/25/2035		700	379
5.587% due 10/25/2035		471	260
6.300% due 07/25/2036		700	334
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033		348	338
General Electric Capital Assurance Co.
5.254% due 05/12/2035		1,000	912
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	11,277
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033		1,165	901
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		2,587	1,909
6.624% due 05/03/2018		600	621
GSR Mortgage Loan Trust
5.181% due 01/25/2036		653	451
5.346% due 11/25/2035		497	309
Homebanc Mortgage Trust
5.805% due 04/25/2037		561	365
Indymac Index Mortgage Loan Trust
0.711% due 07/25/2035		183	82
0.741% due 06/25/2037		659	182
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800	13,404
5.336% due 05/15/2047		2,100	1,582
5.506% due 12/12/2044		4,985	3,802
5.747% due 02/12/2049		1,600	1,181
5.794% due 02/12/2051		2,700	1,970
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		3,300	2,382
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.365% due 10/15/2017		2,609	2,191
MASTR Adjustable Rate Mortgages Trust
0.711% due 05/25/2037		526	231
0.811% due 05/25/2047		500	37
5.139% due 08/25/2034		202	143
5.358% due 11/25/2033		75	64
MASTR Alternative Loans Trust
0.871% due 03/25/2036		1,205	380
Merrill Lynch Alternative Note Asset
5.625% due 06/25/2037		608	239
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	445
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		3,065	1,638
MLCC Mortgage Investors, Inc.
3.819% due 10/25/2035		4,679	3,572
Morgan Stanley Capital I
5.332% due 12/15/2043		10,000	7,553
5.692% due 04/15/2049		1,200	904
5.809% due 12/12/2049		4,200	3,158
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		238	183
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		500	341
Provident Funding Mortgage Loan Trust
4.500% due 08/25/2033		526	388
Residential Accredit Loans, Inc.
0.701% due 05/25/2037		848	182
5.714% due 02/25/2036		432	219
Residential Asset Securitization Trust
0.871% due 01/25/2046		2,635	1,189
Residential Funding Mortgage Securities I
5.210% due 09/25/2035		680	424
Salomon Brothers Mortgage Securities VII, Inc.
0.971% due 05/25/2032		77	69
Structured Adjustable Rate Mortgage Loan Trust
5.345% due 01/25/2035		996	522
6.000% due 03/25/2036		478	233
Structured Asset Mortgage Investments, Inc.
0.691% due 05/25/2036		3,613	1,455
0.731% due 05/25/2046		539	158
Structured Asset Securities Corp.
5.800% due 06/25/2033		1,257	888
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		2,308	1,638
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035		514	340
WaMu Mortgage Pass-Through Certificates
1.011% due 12/25/2027		491	407
2.956% due 02/25/2047		1,752	653
3.006% due 06/25/2047		626	178
3.256% due 08/25/2046		1,053	407
3.656% due 06/25/2042		18	13
4.375% due 02/27/2034		22	18
4.565% due 06/25/2033		356	320
5.449% due 02/25/2037		1,743	1,041
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.016% due 04/25/2047		829	243
3.026% due 04/25/2047		782	216
3.096% due 05/25/2047		778	248
Washington Mutual MSC Mortgage Pass-Through Certificates
5.858% due 02/25/2033		7	6
Wells Fargo Mortgage-Backed Securities Trust
0.971% due 07/25/2037		1,177	526
4.992% due 12/25/2034		1,179	913
5.594% due 07/25/2036		709	391

Total Mortgage-Backed Securities (Cost $168,399)			131,102

ASSET-BACKED SECURITIES 1.6%
Aurum CLO 2002-1 Ltd.
5.182% due 04/15/2014		4,179	3,942
Chase Issuance Trust
1.845% due 11/15/2011		1,000	958
Countrywide Asset-Backed Certificates
0.581% due 10/25/2046		50	46
CPL Transition Funding LLC
6.250% due 01/15/2017		750	745
Denver Arena Trust
6.940% due 11/15/2019		242	246
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	765
Ford Credit Auto Owner Trust
2.095% due 01/15/2011		4,000	3,883
GSAA Trust
0.771% due 03/25/2037		700	210
0.771% due 05/25/2047		700	143
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	638
JPMorgan Mortgage Acquisition Corp.
0.531% due 03/25/2047		303	238
Lehman XS Trust
0.701% due 06/25/2046		689	167
Morgan Stanley ABS Capital I
0.521% due 10/25/2036		1,175	1,114
Morgan Stanley Mortgage Loan Trust
0.831% due 04/25/2037		700	255
5.726% due 10/25/2036		500	332
Residential Asset Securities Corp.
0.541% due 11/25/2036		542	520
SLM Student Loan Trust
3.515% due 04/25/2014		1,051	1,022
3.685% due 01/25/2017		427	410
5.035% due 04/25/2023		13,900	13,046

Total Asset-Backed Securities (Cost $31,086)			28,680

SOVEREIGN ISSUES 12.0%
Banque Centrale de Tunisie
7.375% due 04/25/2012		3,361	3,310
8.250% due 09/19/2027		570	527
Brazil Government International Bond
6.000% due 01/17/2017		12,100	12,554
8.250% due 01/20/2034		2,500	3,069
8.750% due 02/04/2025		2,830	3,495
8.875% due 10/14/2019		8,400	10,290
8.875% due 04/15/2024		8,057	10,031
11.000% due 08/17/2040		14,300	18,733
China Development Bank Corp.
5.000% due 10/15/2015		500	502
Colombia Government International Bond
7.375% due 01/27/2017		7,800	8,151
7.375% due 09/18/2037		3,900	3,841
8.250% due 12/22/2014		5,200	5,629
10.375% due 01/28/2033		275	345
10.750% due 01/15/2013		8,800	10,296
11.750% due 02/25/2020		725	975
Croatia Government International Bond
3.938% due 07/30/2010		55	52
Export-Import Bank of Korea
2.389% due 11/16/2010		400	394
Guatemala Government Bond
9.250% due 08/01/2013		1,845	1,868
10.250% due 11/08/2011		1,000	1,025
Hong Kong Government International Bond
5.125% due 08/01/2014		750	804
Indonesia Government International Bond
6.875% due 03/09/2017		7,100	5,858
Korea Development Bank
2.433% due 11/22/2012		8,200	7,396
4.902% due 10/20/2009		1,600	1,570
5.300% due 01/17/2013		800	728
5.750% due 09/10/2013		385	351
Korea Expressway Corp.
4.875% due 04/07/2014		1,540	1,251
5.125% due 05/20/2015		750	587
Malaysia Government International Bond
8.750% due 06/01/2009		255	261
Mexico Government International Bond
5.950% due 03/19/2019		26,200	26,331
8.000% due 09/24/2022		45	53
Panama Government International Bond
6.700% due 01/26/2036		2,179	1,972
7.250% due 03/15/2015		2,325	2,383
8.875% due 09/30/2027		2,600	2,847
9.375% due 04/01/2029		1,705	1,884
Peru Government International Bond
6.550% due 03/14/2037		320	287
8.375% due 05/03/2016		7,421	8,033
8.750% due 11/21/2033		1,000	1,125
Philippine Government International Bond
6.375% due 01/15/2032		14,900	14,230
7.750% due 01/14/2031		1,100	1,116
Poland Government International Bond
4.000% due 10/27/2024		55	51
Russia Government International Bond
7.500% due 03/31/2030		9,385	8,279
South Africa Government International Bond
5.875% due 05/30/2022		750	622
6.500% due 06/02/2014		7,500	7,125
7.375% due 04/25/2012		2,730	2,710
Ukraine Government International Bond
7.650% due 06/11/2013		9,975	4,389
Uruguay Government International Bond
7.625% due 03/21/2036		1,000	845
8.000% due 11/18/2022		12,054	11,210
9.250% due 05/17/2017		100	102
Venezuela Government International Bond
5.059% due 04/20/2011		1,500	918
6.000% due 12/09/2020		6,200	2,340
8.500% due 10/08/2014		2,000	1,050
10.750% due 09/19/2013		80	53
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	5,370
6.875% due 01/15/2016		3,000	2,513

Total Sovereign Issues (Cost $240,661)			221,731

FOREIGN CURRENCY-DENOMINATED ISSUES 13.2%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	547
Atlas Reinsurance PLC
9.237% due 01/10/2010	EUR	1,500	2,070
Bank of America Corp.
4.750% due 05/23/2017		300	367
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,685
Barclays Bank PLC
6.000% due 01/23/2018		200	261
BCM Ireland Finance Ltd.
9.245% due 08/15/2016		2,400	1,685
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	4,743
Brazil Government International Bond
12.500% due 01/05/2016	BRL	1,000	452
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		26,700	17,992
6.000% due 05/15/2045		4,000	2,550
Canada Government Bond
4.500% due 06/01/2015	CAD	4,700	4,348
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	1,646
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,032
Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	4,912
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,487
Eircom Group PLC
5.267% due 08/15/2014		1,750	1,724
5.517% due 08/15/2015		1,750	1,734
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	866
Gaz Capital S.A.
5.440% due 11/02/2017	EUR	200	154
5.875% due 06/01/2015		14,000	12,209
7.800% due 09/27/2010		3,500	4,695
General Electric Capital Corp.
4.625% due 09/15/2066		5,700	4,461
Green Valley Ltd.
8.993% due 01/10/2011		1,300	1,751
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	1,394
HBOS PLC
4.875% due 03/29/2049	EUR	3,480	2,973
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,157
6.375% due 10/18/2022	GBP	100	138
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	343
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,593
JSG Holding PLC
4.618% due 01/12/2013	EUR	215	180
4.717% due 01/12/2013		92	77
4.717% due 11/29/2013		32	27
4.829% due 01/12/2013		157	132
4.967% due 01/12/2014		122	104
4.967% due 02/18/2015		528	448
5.030% due 01/12/2013		430	361
5.145% due 01/12/2014		225	191
5.282% due 01/12/2014		112	95
5.735% due 01/12/2014		112	95
6.996% due 02/18/2014		752	632
7.098% due 01/12/2014		384	325
7.220% due 01/12/2013		322	271
7.246% due 11/29/2014		135	114
7.267% due 11/29/2014		157	133
7.443% due 01/12/2014		225	191
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		3,472	423
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	1,501
Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	3,606
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	1,357
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	1,106
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	1,115
Nordic Telephone Co. Holdings ApS
4.509% due 11/30/2013	EUR	903	1,061
4.759% due 11/30/2014		1,476	1,743
8.250% due 05/01/2016		3,300	3,073
OI European Group BV
6.875% due 03/31/2017		820	849
PagesJaunes Groupe
4.520% due 01/11/2014		4,000	3,086
Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	12,528
Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	6,860
QBE International Holdings PLC
7.570% due 08/03/2020	AUD	3,000	1,549
Republic of Germany
3.750% due 01/04/2017	EUR	20,000	29,478
4.750% due 07/04/2028		7,900	12,491
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,498
Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	1,801
9.644% due 04/06/2011		3,129	2,723
SLM Corp.
3.125% due 09/17/2012	EUR	7,000	6,461
4.750% due 03/17/2014		4,400	3,654
South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,287
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	960
1.471% due 12/31/2049		100,000	1,006
4.375% due 10/27/2014	EUR	3,500	4,771
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	9,456
UBS AG
7.152% due 12/29/2049	EUR	100	97
Unitymedia Hessen GmbH & Co. KG
7.702% due 04/15/2013		2,825	3,200
UPC Broadband Holding BV
4.636% due 12/31/2014		6,456	5,835
UPC Holding BV
7.750% due 01/15/2014		2,300	2,526
Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	23,661	432
5.000% due 09/14/2018 (d)		33,023	920
6.875% due 01/19/2016	EUR	13,000	15,224
Veolia Environnement
4.875% due 05/28/2013		3,460	4,704
Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	2,302
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	2,638

Total Foreign Currency-Denominated Issues (Cost $311,912)			244,666

SHORT-TERM INSTRUMENTS 12.8%
Commercial Paper 2.2%
Federal Home Loan Bank
0.170% due 02/04/2009		25,000	24,996
Goldman Sachs Group, Inc.
3.250% due 01/22/2009		15,200	15,173

			40,169

Repurchase Agreements 0.3%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		5,000	5,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $5,050. Repurchase proceeds are $5,000.)

U.S. Cash Management Bills 0.6%
0.650% due 04/29/2009 - 05/15/2009 (c)(e)		12,030	11,959

U.S. Treasury Bills 9.7%
0.187% due 01/15/2009 - 06/11/2009 (c)(e)(f)		180,410	179,863

Total Short-Term Instruments (Cost $237,572)			236,991

Purchased Options (j) 0.9% (Cost $10,449)			16,906
Total Investments 129.7% (Cost $2,792,115)			$2,401,972
Other Assets and Liabilities (Net) (29.7%)			(550,464)

Net Assets 100.0%			$1,851,508

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $167,936 and cash of $1,000 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) Securities with an aggregate market value of $500 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $36,135 at a weighted average interest rate of 3.472%. On December 31, 2008, there were no open reverse repurchase agreements.

(h) Securities with an aggregate market value of $1,933 and cash of $13,106 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	20	$203
90-Day Eurodollar December Futures	Long	12/2009	10,328	54,012
Euro-Bobl March Futures	Long	03/2009	21	28
Euro-Bund 10-Year Bond March Futures	Long	03/2009	166	419

				$54,662

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BOA	(0.560%)	03/20/2017	6.342%	$5,000	$1,478	$0	$1,478
American General Finance Corp.	MLP	(1.370%)	12/20/2017	19.921%	2,500	1,314	0	1,314
American General Finance Corp.	RBS	(1.300%)	12/20/2017	19.921%	2,500	1,319	0	1,319
American International Group, Inc.	DUB	(5.000%)	03/20/2013	5.255%	2,200	16	462	(446)
Argentina Government International Bond	BCLY	(3.700%)	08/20/2016	44.920%	2,000	1,351	0	1,351
Bear Stearns Cos., Inc.	RBS	(1.500%)	12/20/2017	1.113%	5,000	(151)	0	(151)
CenturyTel, Inc.	BOA	(0.595%)	06/20/2017	1.500%	5,000	321	0	321
Con-way, Inc.	BOA	(1.834%)	03/20/2018	3.160%	5,000	438	0	438
CSX Corp.	UBS	(0.880%)	06/20/2017	1.733%	5,000	298	0	298
Cytec Industries, Inc.	DUB	(1.000%)	12/20/2015	2.536%	1,000	89	0	89
Daimler Finance N.A. LLC	BNP	(4.100%)	09/20/2011	5.362%	4,500	125	0	125
HCP, Inc.	BOA	(1.227%)	03/20/2018	10.315%	5,000	1,813	0	1,813
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	8.340%	2,000	448	0	448
JPMorgan Chase & Co.	BNP	(0.500%)	12/20/2017	1.113%	1,000	47	0	47
JPMorgan Chase & Co.	DUB	(0.540%)	12/20/2017	1.113%	4,000	175	0	175
Knight, Inc.	DUB	(1.530%)	03/20/2011	3.750%	4,000	181	0	181
Kohl’s Corp.	BOA	(0.786%)	12/20/2017	2.683%	5,000	620	0	620
Korea Development Bank	MSC	(0.940%)	03/20/2013	3.719%	2,700	278	0	278
Kraft Foods, Inc.	DUB	(0.590%)	09/20/2017	0.924%	2,000	49	0	49
Kroger Co.	JPM	(0.550%)	06/20/2018	0.906%	5,000	141	0	141
Ltd. Brands, Inc.	GSC	(2.410%)	09/20/2017	4.898%	2,000	262	0	262
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	4.353%	5,000	1,013	0	1,013
Masco Corp.	CSFB	(0.915%)	12/20/2016	4.240%	5,000	884	0	884
McKesson Corp.	BOA	(0.380%)	03/20/2017	0.682%	5,000	110	0	110
MeadWestvaco Corp.	MSC	(0.585%)	06/20/2012	2.250%	4,000	213	0	213
Morgan Stanley	BCLY	(1.040%)	06/20/2015	3.794%	500	68	0	68
Morgan Stanley	BOA	(1.200%)	06/20/2015	3.794%	200	26	0	26
Morgan Stanley	BOA	(1.210%)	06/20/2015	3.794%	100	13	0	13
Sprint Nextel Corp.	JPM	(1.125%)	12/20/2016	8.492%	5,000	1,524	0	1,524
Tesoro Corp.	BOA	(2.950%)	12/20/2012	6.396%	190	21	0	21
Textron Financial Corp.	MSC	(0.090%)	03/20/2010	10.827%	15,000	1,762	0	1,762
Time Warner, Inc.	JPM	(0.830%)	12/20/2016	1.330%	5,000	169	0	169
Viacom, Inc.	MSC	(0.900%)	06/20/2016	3.579%	5,000	758	0	758
Yum! Brands, Inc.	DUB	(0.820%)	03/20/2018	1.600%	5,000	286	0	286

						$17,459	$462	$16,997

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.950%	03/20/2013	5.255%		$2,800	$(327)	$0	$(327)
American International Group, Inc.	RBS	1.975%	03/20/2013	5.255%		5,400	(626)	0	(626)
Argentina Government International Bond	BCLY	2.540%	08/20/2011	54.450%		4,000	(2,369)	0	(2,369)
Bank of America Corp.	UBS	0.160%	06/20/2011	1.655%		12,000	(429)	0	(429)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	2.340%		6,700	4	0	4
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.822%		1,800	(57)	0	(57)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.822%		1,800	(56)	0	(56)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	2.340%		5,000	57	0	57
Brazil Government International Bond	DUB	2.340%	12/20/2009	2.340%		12,500	12	0	12
Brazil Government International Bond	MSC	1.470%	02/20/2017	3.233%		700	(76)	0	(76)
Celestica, Inc.	BCLY	2.850%	09/20/2011	6.375%		2,100	(176)	0	(176)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	7.374%		1,500	(456)	0	(456)
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	9.344%		3,700	(818)	0	(818)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	9.342%		5,650	(1,199)	0	(1,199)
Citigroup, Inc.	MSC	0.163%	06/20/2011	2.586%		12,000	(685)	0	(685)
Codere Finance S.A.	GSC	3.920%	12/20/2012	15.097%	EUR	1,700	(634)	0	(634)
Codere Finance S.A.	JPM	4.150%	12/20/2012	15.097%		1,500	(548)	0	(548)
Colombia Government International Bond	UBS	1.070%	01/20/2012	2.832%		$1,000	(46)	0	(46)
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	12.339%		4,400	(529)	(1,100)	571
France Telecom S.A.	UBS	0.330%	09/20/2011	1.250%	EUR	3,900	(126)	0	(126)
France Telecom S.A.	WAC	0.325%	09/20/2011	1.250%		3,900	(127)	0	(127)
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	9.046%		$1,800	(386)	0	(386)
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	9.046%		5,950	(1,280)	0	(1,280)
General Electric Capital Corp.	CITI	3.950%	03/20/2017	2.802%		9,425	696	0	696
General Electric Capital Corp.	DUB	1.070%	12/20/2012	4.010%		3,540	(352)	0	(352)
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	3.086%		4,000	(354)	0	(354)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	6.252%		3,000	(640)	0	(640)
Indonesia Government International Bond	RBS	1.390%	12/20/2011	6.602%		5,000	(672)	0	(672)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	6.602%		3,000	(393)	0	(393)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	6.263%		700	(144)	0	(144)
JPMorgan Chase & Co.	UBS	0.210%	06/20/2011	1.096%		12,000	(257)	0	(257)
JSC Gazprom	DUB	1.490%	09/20/2017	8.790%		5,000	(1,789)	0	(1,789)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.208%		5,000	43	0	43
Mexico Government International Bond	DUB	2.400%	12/20/2009	2.208%		6,100	17	0	17
Mexico Government International Bond	GSC	2.050%	09/20/2013	2.921%		210	(6)	0	(6)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.059%		650	(81)	0	(81)
Mexico Government International Bond	MSC	1.280%	02/20/2009	1.180%		900	4	0	4
Mexico Government International Bond	MSC	2.070%	09/20/2013	2.921%		530	(16)	0	(16)
Mexico Government International Bond	MSC	2.170%	09/20/2013	2.921%		120	(3)	0	(3)
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.098%		500	(76)	0	(76)
Peru Government International Bond	MSC	1.960%	10/20/2016	3.234%		600	(45)	0	(45)
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	2.736%		11,500	(448)	0	(448)
Petroleos Mexicanos	BCLY	1.200%	04/20/2016	3.353%		3,900	(483)	0	(483)
Petroleos Mexicanos	DUB	1.000%	09/20/2017	3.414%		5,000	(790)	0	(790)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.593%		2,500	(140)	0	(140)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.663%		1,000	(75)	0	(75)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.663%		1,000	(74)	0	(74)
Philippines Government International Bond	CITI	1.770%	12/20/2017	3.652%		5,200	(656)	0	(656)
Philippines Government International Bond	DUB	2.500%	09/20/2017	3.663%		4,500	(342)	0	(342)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.663%		300	(24)	0	(24)
Philippines Government International Bond	UBS	2.260%	06/20/2013	3.741%		3,800	(220)	0	(220)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	10.730%		3,000	(750)	0	(750)
Russia Government International Bond	BCLY	1.650%	07/20/2011	10.971%		3,900	(745)	0	(745)
Russia Government International Bond	CSFB	1.870%	10/20/2012	10.730%		1,400	(356)	0	(356)
Russia Government International Bond	GSC	3.000%	09/04/2013	7.561%		810	(125)	0	(125)
Russia Government International Bond	GSC	2.950%	09/05/2013	7.560%		350	(55)	0	(55)
Russia Government International Bond	GSC	2.750%	09/17/2013	7.548%		200	(33)	0	(33)
Russia Government International Bond	JPM	3.150%	08/19/2013	7.577%		200	(29)	0	(29)
Russia Government International Bond	MLP	2.310%	01/21/2014	7.435%		4,500	(832)	0	(832)
SLM Corp.	BOA	0.820%	06/20/2012	9.113%		4,500	(962)	0	(962)
Telecom Italia Finance S.A.	UBS	0.520%	09/20/2011	5.268%	EUR	3,900	(597)	0	(597)
Telecom Italia Finance S.A.	WAC	0.525%	09/20/2011	5.268%		3,900	(597)	0	(597)
Ukraine Government International Bond	JPM	1.450%	02/20/2012	32.562%		$5,000	(2,645)	0	(2,645)
Ukraine Government International Bond	MLP	1.500%	01/20/2012	32.683%		2,000	(1,042)	0	(1,042)
Ukraine Government International Bond	MSC	1.590%	04/20/2012	32.360%		11,700	(6,302)	0	(6,302)
Ukraine Government International Bond	MSC	1.380%	05/20/2012	32.268%		5,400	(2,965)	0	(2,965)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	6.279%		3,000	(405)	0	(405)
Wachovia Corp.	BNP	0.160%	06/20/2011	1.728%		17,200	(645)	0	(645)
Wells Fargo & Co.	UBS	0.800%	09/20/2009	1.199%		2,800	(7)	0	(7)

							$(37,289)	$(1,100)	$(36,189)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CITI	0.540%	07/25/2045		$9,000	$(7,915)	$(236)	$(7,679)
ABX.HE A 06-2 Index	CITI	0.440%	05/25/2046		9,286	(8,795)	(633)	(8,162)
ABX.HE A 06-2 Index	GSC	0.440%	05/25/2046		8,798	(8,332)	(594)	(7,738)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046		9,286	(8,787)	(632)	(8,155)
CDX.EM-9 Index	CSFB	2.650%	06/20/2013		1,000	(156)	6	(162)
CDX.EM-9 Index	DUB	2.650%	06/20/2013		55,100	(8,598)	(1,163)	(7,435)
CDX.EM-9 Index	JPM	2.650%	06/20/2013		1,000	(157)	12	(169)
CDX.EM-9 Index	UBS	2.650%	06/20/2013		22,100	(3,448)	(436)	(3,012)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013		41,500	(5,827)	(3,370)	(2,457)
CDX.EM-10 Index	DUB	3.350%	12/20/2013		28,000	(4,171)	(5,143)	972
CDX.EM-10 Index	MLP	3.350%	12/20/2013		17,000	(2,533)	(2,550)	17
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012		8,828	(616)	0	(616)
CDX.HY-10 Index	BCLY	5.000%	06/20/2013		21,400	(3,356)	(1,418)	(1,938)
CDX.HY-10 Index	CSFB	5.000%	06/20/2013		17,000	(2,665)	(1,119)	(1,546)
CDX.HY-10 Index	JPM	5.000%	06/20/2013		6,400	(1,004)	(428)	(576)
CDX.HY-10 Index	RBS	5.000%	06/20/2013		17,000	(2,666)	(1,169)	(1,497)
CDX.HY-10 Index 25-35%	MLP	2.360%	06/20/2011		2,000	(302)	0	(302)
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,640	(821)	(6)	(815)
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,592	(1,097)	22	(1,119)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		976	(64)	0	(64)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012		500	(5)	0	(5)
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012		2,500	(11)	0	(11)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		12,300	1	0	1
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		7,400	7	0	7
CDX.IG-9 5-Year Index 15-30%	GSC	1.210%	12/20/2012		5,000	10	0	10
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,800	7	0	7
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,153	25	0	25
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,750	9	0	9
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		875	4	0	4
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,070	5	0	5
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,750	9	0	9
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012		13,612	75	0	75
CDX.IG-9 5-Year Index 30-100%	MSC	0.720%	12/20/2012		972	5	0	5
CDX.IG-10 5-Year Index	CSFB	1.550%	06/20/2013		20,984	(472)	44	(516)
CDX.IG-10 5-Year Index	JPM	1.550%	06/20/2013		12,395	(279)	26	(305)
CDX.IG-11 5-Year Index	GSC	1.500%	12/20/2013		100,500	(1,961)	(673)	(1,288)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049		16,000	(4,768)	(2,626)	(2,142)
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,600	(2,979)	(39)	(2,940)
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,500	(173)	14	(187)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,900	(1,003)	91	(1,094)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,975	(1,428)	135	(1,563)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		3,000	(879)	54	(933)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		26,000	(4,352)	276	(4,628)

						$(89,463)	$(21,555)	$(67,908)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$797	$0	$797
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		56,400	1,947	0	1,947
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		8,000	210	3	207
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,100	33	0	33
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		2,500	59	0	59
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		2,500	58	0	58
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		3,200	96	0	96
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		1,600	44	1	43
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$17,000	441	187	254
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		7,100	320	260	60
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		9,700	437	354	83
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		47,200	2,125	1,787	338
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		126,500	5,696	4,009	1,687
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		38,700	1,742	898	844
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		220,400	9,923	5,042	4,881
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		12,000	2,612	1,219	1,393
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,100	457	48	409
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		51,300	(14,052)	323	(14,375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		55,800	(18,884)	(1,067)	(17,817)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CSFB		9,600	(3,249)	(155)	(3,094)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		10,900	(246)	(930)	684
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	(23)	(47)	24
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,200	(2,365)	142	(2,507)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		27,700	(12,598)	515	(13,113)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,200	(3,275)	244	(3,519)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,300	(1,500)	68	(1,568)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		12,800	(5,821)	(101)	(5,720)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	196,650	503	(55)	558
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		173,050	443	(13)	456
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	714	(97)	811
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		6,800	119	(4)	123
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		26,800	2,279	103	2,176
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC	EUR	11,700	(277)	12	(289)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		29,000	2,319	(544)	2,863
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	127	(309)	436
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	DUB		500	44	14	30
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,500	920	(166)	1,086
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		18,100	2,221	(453)	2,674
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	1,672	338	1,334
Pay	6-Month PLN-WIBOR	5.248%	04/20/2017	CITI	PLN	15,260	274	20	254

							$(23,658)	$11,646	$(35,304)

(j) Purchased options outstanding on December 31, 2008:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$11,000	$462	$71
Put - OTC USD versus JPY		105.400	03/31/2010	11,000	461	1,967
Call - OTC USD versus JPY		101.250	12/08/2010	87,000	4,565	1,168
Put - OTC USD versus JPY		101.250	12/08/2010	87,000	4,680	12,971

					$10,168	$16,177

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.305	02/13/2009	$10,000	$243	$719
Call - OTC U.S. Treasury Note 3.125% due 08/31/2013	114.188	02/13/2009	42,000	5	10
Put - OTC Fannie Mae 5.500% due 01/01/2039	64.000	01/06/2009	280,000	33	0

				$281	$729

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.500%	01/01/2039	$500	$514	$519

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	CITI	1,544	01/2009	$0	$(75)	$(75)
Sell	BRL	HSBC	771	02/2009	25	0	25
Buy		JPM	5,676	02/2009	92	0	92
Sell		UBS	55,858	02/2009	1,688	0	1,688
Sell	CAD	RBC	5,822	01/2009	0	(11)	(11)
Sell	CLP	DUB	1,249,810	05/2009	4	0	4
Buy		JPM	2,512,709	05/2009	0	(1,402)	(1,402)
Buy	CNY	BCLY	35,054	09/2009	0	(26)	(26)
Buy		CITI	22,628	09/2009	0	(6)	(6)
Buy		DUB	102,761	09/2009	0	(53)	(53)
Buy		HSBC	45,763	09/2009	9	(29)	(20)
Buy		JPM	18,707	09/2009	0	(20)	(20)
Sell	COP	CITI	9,328,431	05/2009	0	(223)	(223)
Buy	CZK	BCLY	8,181	01/2009	17	0	17
Sell	EUR	MSC	6,385	01/2009	0	(501)	(501)
Buy		RBS	2,123	01/2009	267	0	267
Sell		RBS	123,858	01/2009	0	(15,669)	(15,669)
Sell	GBP	BCLY	5,387	01/2009	236	0	236
Sell		CITI	8,376	01/2009	376	0	376
Buy		RBS	2,130	01/2009	0	(126)	(126)
Sell		UBS	7,427	01/2009	337	0	337
Buy	HKD	BCLY	77	03/2009	0	0	0
Buy		CITI	155	03/2009	0	0	0
Sell		DUB	309	03/2009	0	0	0
Buy		HSBC	77	03/2009	0	0	0
Sell	HUF	BCLY	3,993,886	05/2009	0	(2,480)	(2,480)
Buy	IDR	BCLY	5,263,400	03/2009	0	(43)	(43)
Buy		CITI	5,509,182	03/2009	0	(43)	(43)
Buy		DUB	1,945,600	03/2009	0	(18)	(18)
Buy		HSBC	3,475,100	03/2009	0	(2)	(2)
Buy		RBS	1,294,800	03/2009	0	(5)	(5)
Buy	ILS	HSBC	890	06/2009	0	(8)	(8)
Sell	JPY	BCLY	1,597,572	01/2009	0	(857)	(857)
Sell		CITI	1,607,028	01/2009	0	(815)	(815)
Sell		HSBC	2,218,129	01/2009	0	(1,091)	(1,091)
Sell		UBS	759,173	01/2009	0	(409)	(409)
Buy	MXN	BCLY	139	05/2009	0	0	0
Sell		BCLY	240,991	05/2009	357	0	357
Buy		MLP	470	05/2009	0	(2)	(2)
Buy	MYR	BCLY	800	02/2009	5	0	5
Buy		DUB	1,000	02/2009	2	0	2
Buy		JPM	1,320	02/2009	11	0	11
Buy		BCLY	420	04/2009	1	0	1
Buy		BOA	385	04/2009	1	0	1
Buy		CITI	738	04/2009	3	0	3
Buy		HSBC	855	04/2009	7	0	7
Buy	PHP	BCLY	88,700	02/2009	0	(118)	(118)
Buy		DUB	127,700	02/2009	17	(71)	(54)
Buy		HSBC	106,680	02/2009	0	(147)	(147)
Buy		JPM	150,261	02/2009	0	(163)	(163)
Buy		MLP	33,700	02/2009	0	(54)	(54)
Buy		MSC	119,000	02/2009	0	(169)	(169)
Buy		RBS	33,000	02/2009	0	(54)	(54)
Buy		BCLY	3,775	05/2009	2	0	2
Buy		CITI	92,842	05/2009	14	(1)	13
Buy		JPM	27,645	05/2009	5	0	5
Buy		LEH	22,500	12/2010	0	(29)	(29)
Sell		LEH	22,500	12/2010	0	(8)	(8)
Sell	PLN	DUB	3,570	05/2009	69	0	69
Buy		HSBC	6,176	05/2009	0	(675)	(675)
Buy	RON	DUB	50,756	01/2009	0	(3,224)	(3,224)
Sell		DUB	50,756	01/2009	1,480	0	1,480
Buy	RUB	BCLY	47,084	05/2009	0	(376)	(376)
Sell		BCLY	803,683	05/2009	647	0	647
Buy		JPM	404,408	05/2009	0	(3,190)	(3,190)
Sell		JPM	143,087	05/2009	370	0	370
Buy		UBS	495,277	05/2009	0	(5,985)	(5,985)
Sell	SGD	JPM	12,468	01/2009	0	(330)	(330)
Buy		CITI	12,051	07/2009	140	0	140
Buy		JPM	10,528	07/2009	305	0	305
Buy	SKK	MSC	10,523	01/2009	0	(50)	(50)
Buy	TRY	BCLY	824	02/2009	45	0	45
Buy	ZAR	BCLY	5,631	05/2009	79	0	79

					$6,611	$(38,558)	$(31,947)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$2,390,692	$11,280	$2,401,972
Short Sales, at value	0	(519)	0	(519)
Other Financial Instruments++	54,662	(157,591)	3,240	(99,689)

Total	$54,662	$2,232,582	$14,520	$2,301,764

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$14,390	$(2,161)	$(9)	$(94)	$(2,349)	$1,503	$11,280
Other Financial Instruments++	(2,940)	0	0	0	3,845	2,335	3,240

Total	$11,450	$(2,161)	$(9)	$(94)	$1,496	$3,838	$14,520

+ See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++ Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

EM Fundamental IndexPLUS TR Strategy Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 23.7%
Banking & Finance 19.4%
American Express Credit Corp.
2.081% due 12/02/2010		$30	$26
American International Group, Inc.
4.612% due 10/18/2011		200	144
Bank of America Corp.
8.000% due 12/29/2049		100	72
8.125% due 12/29/2049		100	75
Capital One Financial Corp.
6.150% due 09/01/2016		300	211
CIT Group, Inc.
4.250% due 02/01/2010		30	28
Citigroup, Inc.
6.000% due 02/21/2012		40	40
8.400% due 04/29/2049		300	198
Goldman Sachs Group, Inc.
5.300% due 02/14/2012		200	189
International Lease Finance Corp.
2.373% due 05/24/2010		100	80
JPMorgan Chase & Co.
5.750% due 01/02/2013		200	203
Merrill Lynch & Co., Inc.
2.431% due 06/05/2012		200	171
Morgan Stanley
5.300% due 03/01/2013		200	182
New York Life Global Funding
4.650% due 05/09/2013		200	193
Pricoa Global Funding I
3.010% due 06/04/2010		200	177
Santander Issuances S.A Unipersonal
5.911% due 06/20/2016		200	182
SLM Corp. CPI Linked Bond
7.060% due 11/21/2013		30	14

			2,185

Industrials 3.4%
President and Fellows of Harvard College
6.500% due 01/15/2039		200	219
Reynolds American, Inc.
7.750% due 06/01/2018		200	164

			383

Utilities 0.9%
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	103

Total Corporate Bonds & Notes (Cost $2,552)			2,671

MUNICIPAL BONDS & NOTES 0.3%
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017		25	29

Total Municipal Bonds & Notes (Cost $27)			29

U.S. GOVERNMENT AGENCIES 73.8%
Fannie Mae
6.000% due 01/01/2039		6,000	6,177
Freddie Mac
5.500% due 01/01/2039		2,000	2,047
Small Business Administration
6.220% due 12/01/2028		100	101

Total U.S. Government Agencies (Cost $8,288)			8,325

U.S. TREASURY OBLIGATIONS 15.0%
Treasury Inflation Protected Securities (a)
1.625% due 01/15/2015		794	737
1.875% due 07/15/2015		111	105
2.000% due 04/15/2012		534	521
2.375% due 01/15/2025		115	113
2.500% due 07/15/2016		215	213

Total U.S. Treasury Obligations (Cost $1,639)			1,689

MORTGAGE-BACKED SECURITIES 4.3%
Bear Stearns Commercial Mortgage Securities
5.593% due 06/11/2040		86	79
5.817% due 05/14/2016		200	201
GS Mortgage Securities Corp. II
6.615% due 02/14/2016		200	209

Total Mortgage-Backed Securities (Cost $485)			489

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	100	79

Total Foreign Currency-Denominated Issues (Cost $78)			79

	Shares
CONVERTIBLE PREFERRED STOCKS 1.3%
Wachovia Corp.
7.500% due 09/15/2067		200	150

Total Convertible Preferred Stocks (Cost $117)			150

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 42.5%
Commercial Paper 42.5%
Freddie Mac
0.120% due 01/26/2009		$4,800	4,800

Total Short-Term Instruments (Cost $4,800)			4,800

Purchased Options (c) 0.0% (Cost $0)			0
Total Investments 161.6% (Cost $17,986)			$18,232
Written Options (d) (0.0%) (Premiums $3)			(3)
Other Assets and Liabilities (Net) (61.6%)			(6,951)

Net Assets 100.0%			$11,278

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) Cash of $69 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note March Futures	Long	03/2009	14	$44

(c) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$85.000	02/20/2009	10	$0	$0

(d) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	1	$1	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	1	1	2
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	1	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	1	1	0
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	2	0	0

				$3	$3

(e) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	CSFB	5	01/2009	$0	$0	$0
Buy		HSBC	2	01/2009	0	0	0
Sell		HSBC	57	01/2009	0	0	0

					$0	$0	$0

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$150	$18,082	$0	$18,232
Other Financial Instruments++	44	(3)	0	41

Total	$194	$18,079	$0	$18,273

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Local Bond Fund

December 31, 2008 (Unaudited)

	Principal
	Amount		Value
	(000s)		(000s)
AUSTRALIA 0.1%
BHP Billiton Finance USA Ltd.
1.496% due 03/27/2009		$1,000	$994

Total Australia (Cost $1,000)			994

BRAZIL 13.3%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	2,400	1,604
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		407,399	164,994
10.000% due 01/01/2017		211,090	77,300
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	190

Total Brazil (Cost $298,911)			244,088

CHILE 0.4%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,501,680	2,723
Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		1,201,344	1,863
3.000% due 07/01/2018		1,201,344	1,872
3.000% due 10/01/2018		32,179	50

Total Chile (Cost $6,546)			6,508

COLOMBIA 3.4%
Colombia Government International Bond
9.850% due 06/28/2027	COP	36,620,000	16,280
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		70,076,000	34,422
Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	11,100

Total Colombia (Cost $70,084)			61,803

EGYPT 1.2%
Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	8,931
Petroleum Export Ltd.
4.623% due 06/15/2010		$1,900	1,870
4.633% due 06/15/2010		300	295
5.265% due 06/15/2011		4,232	3,950
Petroleum Export Ltd. II
6.340% due 06/20/2011		7,959	6,784

Total Egypt (Cost $24,670)			21,830

FRANCE 0.0%
Credit Agricole S.A.
2.231% due 05/28/2010		$400	396

Total France (Cost $396)			396

HUNGARY 8.2%
Hungary Government Bond
5.500% due 02/12/2014	HUF	10,753,240	48,314
5.500% due 02/12/2016		7,000,600	30,683
6.500% due 06/24/2019		4,058,300	18,671
6.750% due 04/22/2011		4,595,000	22,607
6.750% due 02/12/2013		4,044,000	19,355
6.750% due 02/24/2017		1,183,000	5,553
6.750% due 11/24/2017		1,290,000	6,160

Total Hungary (Cost $185,298)			151,343

INDONESIA 5.3%
Indonesia Government International Bond
9.500% due 06/15/2015	IDR	30,240,000	2,490
9.500% due 07/15/2023		159,229,000	12,189
10.000% due 09/15/2024		20,000,000	1,571
10.000% due 02/15/2028		166,479,000	13,067
10.250% due 07/15/2022		31,708,000	2,585
10.500% due 07/15/2038		22,000,000	1,756
12.800% due 06/15/2021		4,007,090	38,576
12.900% due 06/15/2022		255,820,000	24,944

Total Indonesia (Cost $95,572)			97,178

MALAYSIA 0.1%
Malaysia Government International Bond
4.240% due 02/07/2018	MYR	9,000	2,799

Total Malaysia (Cost $2,944)			2,799

MEXICO 1.0%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	4,402
9.000% due 01/15/2016		35,000	2,559
Mexican Bonos
7.500% due 06/03/2027		29,000	1,940
7.750% due 12/14/2017		4,200	300
Pemex Finance Ltd.
9.030% due 02/15/2011		$3,150	3,233
Pemex Project Funding Master Trust
6.552% due 10/15/2009		2,900	2,847
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,014
8.750% due 01/31/2016	MXN	35,000	2,388

Total Mexico (Cost $24,922)			18,683

NETHERLANDS 0.9%
Rabobank Nederland NV
1.195% due 02/01/2010		$10,000	9,950
2.639% due 05/19/2010		6,700	6,677

Total Netherlands (Cost $16,629)			16,627

NEW ZEALAND 0.1%
ANZ National International Ltd.
4.929% due 04/14/2010		$2,660	2,647

Total New Zealand (Cost $2,647)			2,647

PERU 1.8%
Peru Government International Bond
6.900% due 08/12/2037	PEN	22,400	6,525
7.840% due 08/12/2020		4,750	1,546
9.910% due 05/05/2015		70,634	25,420

Total Peru (Cost $36,947)			33,491

POLAND 8.6%
Poland Government International Bond
4.250% due 05/24/2011	PLN	320	106
4.750% due 04/25/2012		169,090	56,216
5.250% due 10/25/2017		17,300	5,772
5.750% due 03/24/2010		101,580	34,353
5.750% due 09/23/2022		105,635	36,936
6.250% due 10/24/2015		72,220	25,438

Total Poland (Cost $184,782)			158,821

QATAR 0.3%
Qatar Petroleum
5.579% due 05/30/2011		$5,389	5,040

Total Qatar (Cost $5,419)			5,040

RUSSIA 1.5%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$19,000	19,145
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		783	677
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	866
VTB Capital S.A.
4.559% due 11/02/2009		8,600	7,616

Total Russia (Cost $30,255)			28,304

SOUTH AFRICA 0.2%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	25,000	2,840
10.000% due 02/28/2009		10,000	1,082

Total South Africa (Cost $5,026)			3,922

SOUTH KOREA 0.1%
Korea Development Bank
4.902% due 10/20/2009		$1,000	981

Total South Korea (Cost $1,001)			981

SWITZERLAND 0.3%
UBS AG
3.824% due 07/23/2009		$5,700	5,672

Total Switzerland (Cost $5,693)			5,672

THAILAND 11.0%
Bank of Thailand
0.000% due 06/18/2009	THB	1,545,850	44,033
3.700% due 01/24/2011		29,620	885
Thailand Government Bond
4.250% due 03/13/2013		2,328,195	72,785
5.125% due 03/13/2018		1,642,830	57,673
5.400% due 07/27/2016		407,000	14,191
5.500% due 08/13/2019		86,600	3,139
5.625% due 01/12/2019		76,200	2,799
6.150% due 07/07/2026		176,000	6,884

Total Thailand (Cost $196,176)			202,389

TURKEY 6.1%
Turkey Government International Bond
14.000% due 01/19/2011	TRY	115,813	71,956
14.000% due 09/26/2012		45,900	27,492
15.000% due 02/10/2010		1,055	675
16.000% due 03/07/2012		20,100	12,788

Total Turkey (Cost $129,801)			112,911

UKRAINE 0.3%
Ukraine Government International Bond
6.450% due 08/05/2009		$7,900	6,162

Total Ukraine (Cost $7,969)			6,162

UNITED KINGDOM 0.6%
AstraZeneca PLC
2.464% due 09/11/2009		$4,400	4,371
Bank of Scotland PLC
2.036% due 09/14/2009		400	391
2.252% due 12/08/2010		1,100	1,004
4.590% due 07/17/2009		600	598
Barclays Bank PLC
7.700% due 04/29/2049		5,850	3,877
Vodafone Group PLC
2.461% due 02/27/2012		200	168

Total United Kingdom (Cost $12,512)			10,409

UNITED STATES 21.3%
Asset-Backed Securities 2.1%
Capital Auto Receivables Asset Trust
2.115% due 03/15/2011		$1,100	1,065
2.645% due 10/15/2012		1,100	981
Chase Issuance Trust
1.235% due 10/15/2012		700	639
1.945% due 08/17/2015		1,600	1,271
3.496% due 09/15/2015		10,000	8,264
Citigroup Mortgage Loan Trust, Inc.
0.511% due 12/25/2036		1,236	1,066
1.371% due 07/25/2037		2,159	1,685
Countrywide Asset-Backed Certificates
0.521% due 03/25/2037		637	612
0.521% due 05/25/2037		114	107
0.571% due 05/25/2047		490	428
0.571% due 09/25/2047		2,252	1,977
Credit-Based Asset Servicing & Securitization LLC
0.591% due 07/25/2037		132	120
Daimler Chrysler Auto Trust
2.806% due 07/08/2011		2,000	1,934
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		211	191
Ford Credit Auto Owner Trust
2.615% due 06/15/2012		9,300	8,444
Indymac Residential Asset-Backed Trust
0.551% due 07/25/2037		1,107	980
JPMorgan Mortgage Acquisition Corp.
0.531% due 05/25/2037		1,188	931
Long Beach Mortgage Loan Trust
0.531% due 12/25/2036		68	59
MASTR Asset-Backed Securities Trust
0.531% due 11/25/2036		1,322	1,235
0.551% due 05/25/2037		1,570	1,321
MBNA Credit Card Master Note Trust
1.235% due 11/15/2012		400	369
MBNA Master Credit Card Trust
1.355% due 08/15/2014		1,000	835
Merrill Lynch Mortgage Investors, Inc.
0.541% due 08/25/2036		88	83
Morgan Stanley ABS Capital I
0.531% due 05/25/2037		3,478	2,970
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		444	419
Soundview Home Equity Loan Trust
1.271% due 10/25/2037		104	93
South Carolina Student Loan Corp.
2.702% due 09/02/2014		335	327
2.752% due 03/01/2018		500	452

			38,858

Corporate Bonds & Notes 14.4%
Allied Waste North America, Inc.
6.500% due 11/15/2010		100	97
Allstate Life Global Funding II
2.822% due 05/21/2010		5,000	4,469
American Express Credit Corp.
1.871% due 05/27/2010		12,100	11,182
American Honda Finance Corp.
2.438% due 02/09/2010		1,500	1,478
American International Group, Inc.
3.548% due 01/29/2010		2,400	2,160
8.175% due 05/15/2058		700	273
Anadarko Petroleum Corp.
2.396% due 09/15/2009		4,000	3,828
Bank of America Corp.
5.650% due 05/01/2018		6,700	6,752
8.000% due 12/29/2049		10,000	7,203
8.125% due 12/29/2049		6,900	5,170
Bank of America N.A.
2.276% due 06/15/2016		12,000	8,073
Bear Stearns Cos. LLC
1.558% due 03/30/2009		2,000	1,987
2.262% due 08/21/2009		100	98
2.356% due 05/18/2010		1,900	1,838
2.456% due 09/09/2009		200	197
3.650% due 01/31/2011		200	184
5.300% due 10/30/2015		300	289
6.400% due 10/02/2017		4,000	4,164
6.950% due 08/10/2012		1,000	1,039
7.250% due 02/01/2018		400	439
Caterpillar Financial Services Corp.
2.296% due 05/18/2009		1,100	1,090
2.308% due 08/20/2010		600	578
2.838% due 02/08/2010		300	294
CIT Group, Inc.
2.302% due 06/08/2009		2,000	1,953
Citigroup Funding, Inc.
2.397% due 03/02/2009		1,000	998
3.556% due 05/07/2010		12,300	11,666
Citigroup Global Markets Holdings, Inc.
1.971% due 03/17/2009		300	299
Citigroup, Inc.
5.500% due 04/11/2013		5,800	5,653
8.400% due 04/29/2049		7,350	4,862
Comcast Corp.
5.119% due 07/14/2009		3,500	3,453
ConocoPhillips Australia Funding Co.
4.420% due 04/09/2009		4,000	3,996
Countrywide Financial Corp.
1.686% due 03/24/2009		200	198
4.348% due 01/05/2009		200	200
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		700	692
5.625% due 07/15/2009		300	299
6.250% due 04/15/2009		2,100	2,101
Credit Suisse USA, Inc.
2.272% due 06/05/2009		600	590
2.298% due 11/20/2009		800	771
2.349% due 08/15/2010		200	186
Dominion Resources, Inc.
2.921% due 06/17/2010		900	836
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		10,550	8,968
7.375% due 10/28/2009		1,500	1,318
General Electric Capital Corp.
3.606% due 04/28/2011		6,500	5,794
GlaxoSmithKline Capital, Inc.
2.800% due 05/13/2010		9,600	9,288
GMAC LLC
5.625% due 05/15/2009		3,650	3,508
5.850% due 01/14/2009		4,680	4,649
Hewlett-Packard Co.
2.056% due 06/15/2010		1,300	1,257
2.620% due 09/03/2009		3,295	3,274
HSBC Finance Corp.
2.179% due 03/12/2010		1,000	912
2.429% due 11/16/2009		900	856
2.638% due 05/10/2010		1,500	1,356
John Deere Capital Corp.
2.939% due 06/10/2011		5,100	4,657
4.715% due 07/16/2010		2,600	2,436
4.925% due 10/16/2009		1,800	1,748
5.202% due 01/18/2011		4,000	3,706
JPMorgan Chase & Co.
4.242% due 10/02/2009		1,000	980
4.720% due 01/17/2011		8,000	7,489
KeyBank N.A.
4.467% due 06/02/2010		3,500	3,377
Kraft Foods, Inc.
2.790% due 08/11/2010		3,000	2,826
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	1,083
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		12,100	12,679
Metropolitan Life Global Funding I
2.189% due 05/17/2010		4,200	3,769
MGM Mirage
6.000% due 10/01/2009		400	384
Morgan Stanley
2.606% due 05/07/2010		6,000	5,617
4.752% due 01/18/2011		2,200	1,874
4.842% due 01/15/2010		2,000	1,838
Pemex Project Funding Master Trust
3.296% due 06/15/2010		47,119	44,813
Pricoa Global Funding I
3.585% due 07/27/2009		750	710
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	3,940
Reynolds American, Inc.
2.696% due 06/15/2011		9,600	7,778
Safeway, Inc.
1.816% due 03/27/2009		400	395
SLM Corp.
2.196% due 03/15/2011		250	193
3.529% due 12/15/2010	EUR	200	200
3.675% due 07/27/2009		$1,000	943
3.695% due 07/26/2010		2,300	1,964
3.765% due 10/25/2011		300	230
5.375% due 05/15/2014		600	405
Time Warner, Inc.
2.405% due 11/13/2009		500	481
U.S. Bancorp
3.106% due 05/06/2010		100	98
UnitedHealth Group, Inc.
1.705% due 06/21/2010		800	721
Wachovia Bank N.A.
0.180% due 08/10/2009		2,000	1,967
Wachovia Corp.
2.116% due 03/15/2011		200	178
4.882% due 10/15/2011		1,000	896
7.980% due 02/28/2049		2,400	2,051
Walt Disney Co.
2.289% due 09/10/2009		400	397

			265,638

Mortgage-Backed Securities 1.2%
American Home Mortgage Assets
0.661% due 05/25/2046		1,213	479
0.661% due 09/25/2046		493	196
2.956% due 02/25/2047		510	172
3.176% due 11/25/2046		4,017	1,367
Banc of America Funding Corp.
5.756% due 03/20/2036		547	316
BCAP LLC Trust
0.641% due 01/25/2037		1,500	616
Bear Stearns Adjustable Rate Mortgage Trust
5.009% due 01/25/2035		87	60
5.729% due 02/25/2036		526	281
Bear Stearns Alt-A Trust
5.441% due 08/25/2036		700	286
5.495% due 09/25/2035		99	46
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		522	333
Citigroup Mortgage Loan Trust, Inc.
4.683% due 03/25/2034		136	102
5.664% due 07/25/2046		386	197
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		633	520
Commercial Mortgage Pass-Through Certificates
1.540% due 02/16/2034		608	537
Countrywide Alternative Loan Trust
0.681% due 07/25/2046		195	85
0.801% due 11/20/2035		473	238
3.256% due 12/25/2035		645	317
Countrywide Home Loan Mortgage Pass-Through Trust
6.086% due 09/25/2047		264	136
Downey Savings & Loan Association Mortgage Loan Trust
4.574% due 07/19/2044		1,145	758
GSR Mortgage Loan Trust
5.346% due 11/25/2035		497	309
Harborview Mortgage Loan Trust
0.698% due 08/21/2036		218	89
0.781% due 09/19/2046		296	121
1.081% due 02/19/2034		1,817	722
5.908% due 08/19/2036		222	114
Homebanc Mortgage Trust
5.805% due 04/25/2037		561	365
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		445	193
Indymac Index Mortgage Loan Trust
0.671% due 06/25/2047		430	188
0.681% due 05/25/2046		141	57
0.711% due 07/25/2035		128	57
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		2,512	1,994
Luminent Mortgage Trust
0.641% due 12/25/2036		571	252
0.651% due 12/25/2036		272	110
0.671% due 10/25/2046		239	98
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		385	152
0.771% due 05/25/2047		800	75
MASTR Alternative Loans Trust
0.871% due 03/25/2036		210	66
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,957	1,736
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037		493	352
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		162	124
Residential Accredit Loans, Inc.
0.721% due 08/25/2037		385	154
5.714% due 02/25/2036		432	219
Residential Asset Securitization Trust
0.871% due 01/25/2046		499	225
Sequoia Mortgage Trust
5.709% due 01/20/2047		201	134
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		478	233
Structured Asset Mortgage Investments, Inc.
0.691% due 05/25/2046		440	177
WaMu Mortgage Pass-Through Certificates
2.956% due 03/25/2047		1,096	409
2.996% due 01/25/2047		530	196
3.016% due 04/25/2047		793	349
3.076% due 12/25/2046		495	186
4.019% due 01/25/2047		320	145
5.339% due 01/25/2037		401	227
5.342% due 12/19/2039		1,752	1,562
5.526% due 04/25/2037		276	146
5.605% due 12/25/2036		244	142
5.606% due 12/25/2036		825	411
5.653% due 05/25/2037		673	453
5.929% due 09/25/2036		404	234
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.226% due 05/25/2046		290	124
Wells Fargo Mortgage-Backed Securities Trust
0.971% due 07/25/2037		724	324
4.388% due 12/25/2034		1,381	1,077

			21,343

U.S. Government Agencies 3.6%
Fannie Mae
5.188% due 07/01/2035		507	517
5.500% due 04/01/2037 - 01/01/2039		60,829	62,363
5.500% due 06/01/2038 (f)		3,785	3,884

			66,764

Total United States (Cost $434,254)			392,603

URUGUAY 0.2%
Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	111,740	3,114

Total Uruguay (Cost $5,250)			3,114

SHORT-TERM INSTRUMENTS 13.8%
Certificates of Deposit 0.8%
Barclays Bank PLC
2.498% due 08/10/2009		$5,030	5,015
Deutsche Bank NY
3.304% due 02/16/2010		200	197
Unicredito Italiano NY
1.795% due 05/15/2009		9,300	9,241

			14,453

Repurchase Agreements 9.6%
Credit Suisse Securities (USA) LLC
0.150% due 01/05/2009		80,000	80,000
(Dated 12/31/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $82,055. Repurchase proceeds are $80,001.)
JPMorgan Chase Bank N.A.
0.010% due 01/07/2009		5,710	5,710
(Dated 12/10/2008. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2013 valued at $5,755. Repurchase proceeds are $5,711.)
UBS Securities LLC
0.040% due 01/02/2009		15,200	15,200
(Dated 12/31/2008. Collateralized by Fannie Mae 6.250% due 02/01/2011 valued at $15,359. Repurchase proceeds are $15,200.)
0.050% due 01/05/2009		75,000	75,000
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 4.050% due 06/20/2013 valued at $76,463. Repurchase proceeds are $75,000.)

			175,910

U.S. Cash Management Bills 0.3%
0.220% due 04/29/2009 (e)		5,840	5,809

U.S. Treasury Bills 3.1%
0.106% due 01/15/2009 - 06/11/2009 (b)(d)(e)		57,550	57,454

Total Short-Term Instruments (Cost $253,808)			253,626

Total Investments 100.1% (Cost $2,038,513)			$1,842,341
Other Assets and Liabilities (Net) (0.1%)			(1,117)

Net Assets 100.0%			$1,841,224

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $2,712 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(e) Securities with an aggregate market value of $17,381 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) Securities with an aggregate market value of $222 and cash of $516 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	72	$243

(g) Swap agreements outstanding on December 31, 2008:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(1,349)	$(455)	$(894)
Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	6-Month USD-LIBOR	12/17/2012	BCLY	8,017	(1,796)	77	(1,873)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(19,512)	(2,347)	(17,165)
Malaysia Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	581	152	429
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	1,061	916	145

						$(21,015)	$(1,657)	$(19,358)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$100	$(2)	$(1)	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.000%	01/02/2009	UBS	BRL	314,000	$(414)	$0	$(414)
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	1,133	(566)	1,699
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		346,900	7,020	1,876	5,144
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	955	0	955
Pay	1-Year BRL-CDI	16.500%	01/02/2012	BCLY		42,900	1,381	0	1,381
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	130,000	473	0	473
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		27,580	15	0	15
Pay	3-Month MYR-KLIBOR	2.880%	12/24/2013	BCLY		50,000	(16)	0	(16)
Pay	3-Month MYR-KLIBOR	2.880%	12/26/2013	DUB		21,000	(13)	0	(13)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$196,200	5,090	206	4,884
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		9,600	(2,090)	(131)	(1,959)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		11,600	(1,380)	220	(1,600)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		1,900	(226)	(11)	(215)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		5,700	(1,561)	(341)	(1,220)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		12,300	(3,369)	(255)	(3,114)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		1,000	(140)	(121)	(19)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		1,500	(210)	(182)	(28)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	130,449	332	3	329
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		130,450	332	3	329
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	MSC		416,700	1,029	(221)	1,250
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY		650,100	3,854	(1,942)	5,796
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	HSBC		172,000	1,022	0	1,022
Pay	3-Month ZAR-JIBOR	11.105%	06/11/2015	BCLY		108,000	1,893	649	1,244
Pay	3-Month ZAR-JIBOR	11.105%	06/11/2015	JPM		345,400	6,055	740	5,315
Pay	6-Month EUR-LIBOR	4.000%	03/18/2016	DUB	EUR	12,078	542	221	321
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		33,949	2,975	(365)	3,340
Pay	6-Month HUF Bank Bill	7.725%	07/11/2018	BCLY	HUF	1,552,600	68	(62)	130
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC	MXN	2,382,000	(342)	773	(1,115)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		1,096,000	4,170	0	4,170
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY		245,400	494	349	145
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		90,000	(28)	75	(103)
Pay	28-Day MXN TIIE	9.850%	06/19/2018	BCLY		45,300	340	(62)	402
Pay	28-Day MXN TIIE	9.850%	06/19/2018	CITI		158,000	1,185	723	462
Pay	28-Day MXN TIIE	9.850%	06/19/2018	MLP		259,531	1,947	617	1,330
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	2,906	1,296	1,610

							$35,422	$3,492	$31,930

(h) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	15,134	04/2009	$0	$(95)	$(95)
Sell	BRL	BCLY	83,606	02/2009	1,135	(402)	733
Sell		CITI	15,288	02/2009	519	0	519
Buy		HSBC	7,282	02/2009	87	0	87
Sell		HSBC	28,087	02/2009	0	(660)	(660)
Buy		JPM	1,561	02/2009	25	0	25
Sell		JPM	51,138	02/2009	0	(643)	(643)
Sell		UBS	6,898	02/2009	0	(131)	(131)
Buy	CLP	MSC	2,822,400	03/2009	0	(1,387)	(1,387)
Buy		BCLY	1,335,750	05/2009	101	0	101
Sell		BCLY	3,195,809	05/2009	0	0	0
Buy		CITI	9,652,361	05/2009	70	0	70
Buy		DUB	7,306,920	05/2009	0	(26)	(26)
Sell		DUB	1,863,908	05/2009	0	(129)	(129)
Buy		JPM	3,545,172	05/2009	181	0	181
Sell		JPM	3,166,399	05/2009	45	0	45
Buy		MLP	5,565,447	05/2009	73	0	73
Buy		MSC	2,622,008	05/2009	185	(95)	90
Buy		CITI	1,581,269	11/2010	0	(383)	(383)
Buy	CNY	JPM	7,337	03/2009	0	(87)	(87)
Buy		CITI	59,118	05/2009	0	(365)	(365)
Buy		DUB	5,026	05/2009	8	0	8
Sell		HSBC	21,894	05/2009	19	0	19
Buy		JPM	54,845	05/2009	0	(497)	(497)
Buy		JPM	45,132	07/2009	0	(501)	(501)
Buy		BCLY	107,576	09/2009	91	0	91
Buy		DUB	177,832	09/2009	36	(244)	(208)
Buy		JPM	35,651	09/2009	23	0	23
Buy	COP	BCLY	54,892,426	05/2009	173	(147)	26
Buy		CITI	15,667,872	05/2009	296	0	296
Sell		CITI	53,816,925	05/2009	0	(1,283)	(1,283)
Buy		MLP	23,745,055	05/2009	453	0	453
Sell	CZK	BCLY	1,605,785	01/2009	0	(3,266)	(3,266)
Buy		DUB	290,895	01/2009	61	0	61
Buy		HSBC	198,523	01/2009	0	(23)	(23)
Buy		JPM	1,116,366	01/2009	765	0	765
Buy		CITI	19,735	05/2009	0	(203)	(203)
Sell		CITI	19,735	05/2009	0	(3)	(3)
Buy	EUR	BCLY	19,932	01/2009	2,317	0	2,317
Sell		BCLY	30,946	01/2009	0	(3,470)	(3,470)
Buy		BNP	21,769	01/2009	2,590	0	2,590
Sell		BNP	6,978	01/2009	0	(606)	(606)
Buy		CITI	3,796	01/2009	335	0	335
Buy		DUB	64,946	01/2009	7,269	0	7,269
Sell		DUB	32,232	01/2009	0	(3,072)	(3,072)
Buy		JPM	729	01/2009	67	0	67
Sell		JPM	49,153	01/2009	0	(4,535)	(4,535)
Buy		RBS	29,022	01/2009	3,667	0	3,667
Sell		RBS	7,486	01/2009	0	(916)	(916)
Sell	GBP	BCLY	1,818	01/2009	80	0	80
Sell		CITI	1,970	01/2009	89	0	89
Buy		DUB	4,197	01/2009	0	(516)	(516)
Buy		HSBC	509	01/2009	0	(30)	(30)
Sell		UBS	1,747	01/2009	79	0	79
Sell	HKD	JPM	53,405	01/2009	0	(1)	(1)
Buy		BCLY	19,019	03/2009	2	0	2
Buy		CITI	26,350	03/2009	2	0	2
Buy		HSBC	17,516	03/2009	1	0	1
Sell		HSBC	10,275	03/2009	0	(1)	(1)
Sell	HUF	DUB	1,036,900	05/2009	140	0	140
Buy		HSBC	780,477	05/2009	30	(917)	(887)
Sell		HSBC	8,469,336	05/2009	0	(4,013)	(4,013)
Sell		JPM	1,199,013	05/2009	0	(768)	(768)
Buy	IDR	BCLY	124,067,900	03/2009	1,689	(268)	1,421
Sell		BCLY	181,500,875	03/2009	40	(528)	(488)
Buy		CITI	133,161,600	03/2009	1,134	0	1,134
Sell		CITI	112,287,129	03/2009	67	(2,056)	(1,989)
Buy		DUB	154,867,600	03/2009	908	(280)	628
Sell		DUB	148,362,500	03/2009	0	(2,361)	(2,361)
Sell		HSBC	5,492,900	03/2009	3	0	3
Buy		JPM	92,683,400	03/2009	1,689	0	1,689
Sell		JPM	162,231,850	03/2009	5	(2,153)	(2,148)
Sell		RBS	2,158,000	03/2009	9	0	9
Buy	ILS	BCLY	36,656	06/2009	0	(30)	(30)
Sell		HSBC	37,142	06/2009	335	0	335
Buy	INR	BCLY	879	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Buy		HSBC	500	04/2009	0	0	0
Buy	KWD	BCLY	1,186	04/2009	0	(320)	(320)
Buy	MXN	BCLY	1,921,969	05/2009	0	(6,724)	(6,724)
Sell		BCLY	651,860	05/2009	491	0	491
Buy		HSBC	650,000	05/2009	0	(4,330)	(4,330)
Buy		JPM	276,085	05/2009	0	(2,253)	(2,253)
Sell		JPM	6,610	05/2009	11	0	11
Buy	MYR	BCLY	30,505	02/2009	175	0	175
Sell		BCLY	47,709	02/2009	0	(293)	(293)
Buy		DUB	82,350	02/2009	163	0	163
Buy		JPM	104,210	02/2009	858	0	858
Buy		MLP	5,285	02/2009	0	(5)	(5)
Buy		BCLY	36,800	04/2009	97	0	97
Buy		BOA	31,461	04/2009	97	0	97
Buy		CITI	61,987	04/2009	254	0	254
Buy		HSBC	71,017	04/2009	569	0	569
Buy	PEN	CITI	1,669	01/2009	0	(6)	(6)
Sell		CITI	17,817	01/2009	0	(4)	(4)
Buy		DUB	72,989	01/2009	0	(572)	(572)
Sell		DUB	20,538	01/2009	685	0	685
Buy		JPM	12,363	01/2009	0	(349)	(349)
Sell		JPM	26,941	01/2009	596	0	596
Buy	PHP	BCLY	65,600	02/2009	0	(87)	(87)
Sell		BCLY	205,995	02/2009	0	(105)	(105)
Buy		CITI	180,398	02/2009	12	(75)	(63)
Buy		DUB	31,900	02/2009	0	(52)	(52)
Sell		DUB	395,071	02/2009	0	(79)	(79)
Buy		HSBC	78,910	02/2009	0	(109)	(109)
Buy		JPM	111,206	02/2009	0	(121)	(121)
Buy		MLP	97,254	02/2009	0	(74)	(74)
Buy		MSC	88,200	02/2009	0	(126)	(126)
Buy		RBS	24,400	02/2009	0	(40)	(40)
Buy		LEH	16,700	12/2010	0	(22)	(22)
Sell		LEH	16,700	12/2010	0	(6)	(6)
Buy	PLN	BCLY	26,189	05/2009	0	(169)	(169)
Sell		CITI	1,096	05/2009	28	0	28
Buy		DUB	141,025	05/2009	0	(2,924)	(2,924)
Buy		HSBC	34,917	05/2009	138	(175)	(37)
Sell		JPM	11,901	05/2009	1,663	0	1,663
Buy		UBS	26,189	05/2009	0	(2,961)	(2,961)
Sell	RON	BCLY	2,644	01/2009	149	0	149
Sell		HSBC	3,926	01/2009	322	0	322
Buy		JPM	5,442	01/2009	0	(467)	(467)
Sell		JPM	36,473	01/2009	2,275	0	2,275
Sell		BCLY	20,000	02/2009	0	(341)	(341)
Sell		JPM	94,104	02/2009	0	(3,059)	(3,059)
Buy	RUB	BCLY	234,181	05/2009	0	(179)	(179)
Sell		BCLY	99,687	05/2009	390	0	390
Buy		BNP	477,073	05/2009	0	(5,717)	(5,717)
Buy		DUB	265,413	05/2009	0	(3,215)	(3,215)
Sell		DUB	550,295	05/2009	1,916	0	1,916
Sell		HSBC	98,925	05/2009	402	0	402
Buy		JPM	55,679	05/2009	0	(439)	(439)
Sell		JPM	279,123	05/2009	443	0	443
Buy	SAR	BCLY	15,472	04/2009	0	(70)	(70)
Buy	SGD	CITI	8,845	04/2009	70	0	70
Buy		DUB	13,264	04/2009	87	(74)	13
Sell		DUB	20,870	04/2009	0	(254)	(254)
Buy		HSBC	2,691	04/2009	25	0	25
Sell		HSBC	13,600	04/2009	0	(383)	(383)
Buy		JPM	7,376	04/2009	0	(88)	(88)
Buy		RBS	11,554	04/2009	100	0	100
Buy		UBS	12,995	04/2009	44	(174)	(130)
Buy		HSBC	3,081	07/2009	5	0	5
Buy	SKK	BCLY	25,096	01/2009	90	0	90
Sell		JPM	306,068	01/2009	0	(611)	(611)
Buy		MSC	280,972	01/2009	0	(1,328)	(1,328)
Buy	THB	BCLY	563,028	03/2009	0	(472)	(472)
Sell		BCLY	1,427,348	03/2009	0	(529)	(529)
Buy		JPM	668,236	03/2009	31	(391)	(360)
Sell		JPM	1,156,534	03/2009	682	0	682
Buy		LEH	183,810	12/2010	0	(215)	(215)
Sell		LEH	183,810	12/2010	24	0	24
Buy	TRY	BCLY	48,567	02/2009	2,680	0	2,680
Sell		BCLY	10,474	02/2009	38	0	38
Buy		HSBC	12,980	02/2009	295	0	295
Buy		JPM	3,667	02/2009	0	(42)	(42)
Sell		JPM	5,486	02/2009	0	(180)	(180)
Buy		UBS	17,423	03/2009	0	(2,198)	(2,198)
Buy		LEH	9,353	12/2010	0	(828)	(828)
Sell		LEH	9,353	12/2010	1,148	0	1,148
Buy	TWD	BCLY	172,296	02/2009	0	(359)	(359)
Sell		BCLY	256,599	02/2009	229	0	229
Buy		DUB	76,800	02/2009	0	(168)	(168)
Sell		DUB	237,388	02/2009	409	0	409
Sell		HSBC	309,937	02/2009	42	0	42
Sell		JPM	43,195	02/2009	16	0	16
Buy		MLP	123,000	02/2009	0	(242)	(242)
Buy		MSC	77,200	02/2009	0	(167)	(167)
Buy		UBS	39,200	02/2009	0	(85)	(85)
Sell		UBS	238,270	02/2009	404	0	404
Buy	ZAR	BCLY	678,559	05/2009	8,023	0	8,023
Sell		BCLY	132,289	05/2009	0	(931)	(931)
Buy		HSBC	84,082	05/2009	753	0	753
Buy		JPM	294,177	05/2009	3,787	0	3,787
Buy		UBS	616,426	05/2009	7,397	0	7,397
Sell		UBS	63,415	05/2009	0	(549)	(549)

					$65,006	$(82,827)	$(17,821)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	12/31/2008
Investments, at value	$0	$1,835,507	$6,834	$1,842,341
Other Financial Instruments++	243	14,108	(19,358)	(5,007)

Total	$243	$1,849,615	$(12,524)	$1,837,334

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at	Net Purchases/	Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Net Transfers In/(Out)	Ending Balance at
	03/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	12/31/2008
Investments, at value	$0	$7,873	$24	$13	$(1,076)	$0	$6,834
Other Financial Instruments++	(6,538)	0	0	0	(18,519)	5,699	(19,358)

Total	$(6,538)	$7,873	$24	$13	$(19,595)	$5,699	$(12,524)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BERMUDA 0.2%
BW GAS Ltd.
6.625% due 06/28/2017		$5,730	$4,406

Total Bermuda (Cost $5,703)			4,406

BRAZIL 12.3%
Brazil Government International Bond
7.125% due 01/20/2037		$3,260	3,716
7.875% due 03/07/2015		3,709	4,228
8.000% due 01/15/2018		2,587	2,910
8.250% due 01/20/2034		36,780	45,147
8.750% due 02/04/2025		17,175	21,211
8.875% due 10/14/2019		11,076	13,568
8.875% due 04/15/2024		19,685	24,479
10.125% due 05/15/2027		39,100	54,154
10.250% due 01/10/2028	BRL	8,400	3,260
10.500% due 07/14/2014		$874	1,101
11.000% due 08/17/2040		22,700	29,737
12.500% due 01/05/2016	BRL	2,000	905
12.750% due 01/15/2020		$3,750	5,644
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	6,000	3,825
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		41,774	15,297
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	1,950
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	8,434
CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	8,307
Embraer Overseas Ltd.
6.375% due 01/24/2017		3,900	2,808
GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	28,733
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,183
8.800% due 01/30/2017		3,600	3,186
Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	11,843
Vale Overseas Ltd.
6.250% due 01/11/2016		4,300	4,100
6.250% due 01/23/2017		6,275	5,932
6.875% due 11/21/2036		14,540	13,234
8.250% due 01/17/2034		750	801

Total Brazil (Cost $301,453)			321,693

CHILE 1.0%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	991
Banco Santander Chile
5.375% due 12/09/2014		3,000	2,850
CODELCO, Inc.
5.625% due 09/21/2035		6,800	5,721
6.150% due 10/24/2036		8,200	7,296
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,137
Enersis S.A.
7.375% due 01/15/2014		1,098	1,146
7.400% due 12/01/2016		1,850	1,866

Total Chile (Cost $28,289)			26,007

CHINA 0.5%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	2,096
Export-Import Bank of China
5.250% due 07/29/2014		7,000	7,342
Sino-Forest Corp.
9.125% due 08/17/2011		5,700	4,589

Total China (Cost $16,071)			14,027

COLOMBIA 5.5%
Colombia Government International Bond
7.375% due 01/27/2017		$36,475	38,116
7.375% due 09/18/2037		18,140	17,868
8.250% due 12/22/2014		34,165	36,984
9.850% due 06/28/2027	COP	600,000	267
10.375% due 01/28/2033		$1,850	2,322
10.750% due 01/15/2013		26,535	31,046
11.750% due 02/25/2020		3,047	4,098
12.000% due 10/22/2015	COP	25,375,000	12,464

Total Colombia (Cost $147,210)			143,165

EGYPT 0.5%
Petroleum Export Ltd.
5.265% due 06/15/2011		$5,266	4,897
Petroleum Export Ltd. II
6.340% due 06/20/2011		9,828	8,377

Total Egypt (Cost $14,913)			13,274

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	7,365
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	4,379

Total El Salvador (Cost $14,848)			11,744

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		$7,611	7,706
10.250% due 11/08/2011		771	791

Total Guatemala (Cost $9,367)			8,497

INDIA 0.5%
ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	6,551
NTPC Ltd.
5.875% due 03/02/2016		2,736	2,195
Vedanta Resources PLC
6.625% due 02/22/2010		6,060	5,393

Total India (Cost $16,969)			14,139

INDONESIA 1.8%
Indonesia Government International Bond
6.875% due 03/09/2017		$27,100	22,370
6.875% due 01/17/2018		3,100	2,529
7.750% due 01/17/2038		175	145
Majapahit Holding BV
7.250% due 10/17/2011		8,105	6,110
7.250% due 06/28/2017		10,600	5,575
7.750% due 10/17/2016		1,050	554
7.875% due 06/29/2037		23,600	11,024

Total Indonesia (Cost $73,239)			48,307

KAZAKHSTAN 0.7%
Intergas Finance BV
6.375% due 05/14/2017		$9,325	5,454
6.875% due 11/04/2011		625	491
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		17,827	12,736

Total Kazakhstan (Cost $27,453)			18,681

MALAYSIA 1.2%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	18,623
7.750% due 08/15/2015		1,690	1,845
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,341
TNB Capital L Ltd.
5.250% due 05/05/2015		8,400	7,536

Total Malaysia (Cost $33,942)			31,345

MEXICO 10.5%
America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	13,386
5.625% due 11/15/2017		8,400	7,510
5.750% due 01/15/2015		12,700	11,701
8.460% due 12/18/2036	MXN	10,900	547
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		$6,620	6,603
C5 Capital SPV Ltd.
6.196% due 12/01/2049		2,100	967
6.196% due 12/31/2049		4,835	2,345
C8 Capital SPV Ltd.
6.640% due 12/29/2049		15,200	7,758
C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	2,727
Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	2,535
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,601	4,061
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	1,260
Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	823
Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	22,287
9.500% due 12/18/2014		109,525	8,528
Mexico Government International Bond
5.625% due 01/15/2017		$6,720	6,754
5.950% due 03/19/2019		41,400	41,607
6.625% due 03/03/2015		3,240	3,451
6.750% due 09/27/2034		26,638	28,236
7.500% due 04/08/2033		24,715	28,360
8.000% due 09/24/2022		16,880	19,876
8.300% due 08/15/2031		1,920	2,362
Pemex Finance Ltd.
9.030% due 02/15/2011		16,272	16,701
9.690% due 08/15/2009		695	700
Pemex Project Funding Master Trust
6.552% due 10/15/2009		2,000	1,963
6.625% due 06/15/2035		10,600	8,986
6.625% due 06/15/2038		2,200	1,842
9.125% due 10/13/2010		110	116
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		19,575	19,845
5.500% due 01/27/2015		1,000	907
8.750% due 01/31/2016	MXN	10,000	682

Total Mexico (Cost $296,437)			275,426

NETHERLANDS 0.0%
Rabobank Nederland NV
2.639% due 05/19/2010		$100	100
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		1,000	1,001

Total Netherlands (Cost $1,101)			1,101

NEW ZEALAND 0.3%
ANZ National International Ltd.
6.200% due 07/19/2013		$9,200	8,910

Total New Zealand (Cost $9,192)			8,910

PANAMA 3.9%
AES Panama S.A.
6.350% due 12/21/2016		$9,030	7,252
Panama Government International Bond
6.700% due 01/26/2036		11,713	10,600
7.125% due 01/29/2026		22,425	21,248
7.250% due 03/15/2015		120	123
8.875% due 09/30/2027		7,600	8,322
9.375% due 04/01/2029		50,094	55,354

Total Panama (Cost $114,176)			102,899

PERU 0.8%
Peru Government International Bond
6.550% due 03/14/2037		$2,147	1,927
7.350% due 07/21/2025		1,000	1,000
8.375% due 05/03/2016		9,630	10,425
8.750% due 11/21/2033		4,795	5,394
Southern Copper Corp.
6.375% due 07/27/2015		1,000	904
7.500% due 07/27/2035		2,600	1,952

Total Peru (Cost $22,244)			21,602

PHILIPPINES 1.2%
Philippine Government International Bond
6.375% due 01/15/2032		$3,430	3,276
7.750% due 01/14/2031		10,000	10,150
8.250% due 01/15/2014		600	627
8.375% due 02/15/2011		3,800	3,971
8.875% due 03/17/2015		6,000	6,390
9.875% due 01/15/2019		3,120	3,447
10.625% due 03/16/2025		2,400	2,796

Total Philippines (Cost $32,725)			30,657

QATAR 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$1,327	1,251
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	6,390
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	745
5.838% due 09/30/2027		895	545
6.332% due 09/30/2027		3,250	2,189

Total Qatar (Cost $14,404)			11,120

RUSSIA 20.5%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$173,910	162,606
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		68,615	69,137
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,650	6,671
6.212% due 11/22/2016		$27,200	18,033
6.510% due 03/07/2022		36,300	21,817
7.288% due 08/16/2037		28,675	16,876
8.625% due 04/28/2034		34,330	28,322
Gazprom International S.A.
7.201% due 02/01/2020		24,271	18,649
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		21,133	18,280
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	2,888
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	2,818
8.375% due 10/14/2010		1,000	895
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	9,292
7.175% due 05/16/2013		6,500	4,745
Russia Government International Bond
7.500% due 03/31/2030		41,715	36,780
12.750% due 06/24/2028		13,275	15,598
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		13,773	13,801
TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	2,516
6.625% due 03/20/2017		31,250	15,151
6.875% due 07/18/2011		4,000	2,940
7.500% due 07/18/2016		12,050	6,326
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		250	158
6.103% due 06/27/2012		8,700	6,513
8.700% due 08/07/2018		27,400	17,668
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	1,090
8.375% due 10/22/2011		450	358
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	650
VTB Capital S.A.
4.559% due 11/02/2009		23,500	20,745
6.609% due 10/31/2012		11,400	8,322
6.875% due 05/29/2018		100	66
7.500% due 10/12/2011		3,000	2,505
VTB Europe Finance BV
5.008% due 10/06/2009		5,000	4,650

Total Russia (Cost $689,719)			536,866

SOUTH AFRICA 1.5%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	14,907
5.875% due 05/30/2022		$5,690	4,715
6.500% due 06/02/2014		14,580	13,851
7.375% due 04/25/2012		5,580	5,538

Total South Africa (Cost $40,800)			39,011

SOUTH KOREA 1.1%
Export-Import Bank of Korea
2.292% due 06/01/2009		$3,300	3,291
4.500% due 08/12/2009		1,300	1,284
Korea Development Bank
3.875% due 03/02/2009		18,390	18,299
4.902% due 10/20/2009		4,192	4,114
5.300% due 01/17/2013		2,800	2,549

Total South Korea (Cost $29,740)			29,537

SWITZERLAND 0.6%
Credit Suisse New York
5.000% due 05/15/2013		$2,100	2,023
UBS AG
5.750% due 04/25/2018		5,400	4,910
5.875% due 12/20/2017		8,880	8,171

Total Switzerland (Cost $16,316)			15,104

TRINIDAD AND TOBAGO 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,200	8,473

Total Trinidad And Tobago (Cost $10,148)			8,473

TUNISIA 0.9%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	6,612
4.750% due 04/07/2011		450	582
7.375% due 04/25/2012		$16,022	15,782
8.250% due 09/19/2027		1,680	1,554

Total Tunisia (Cost $27,367)			24,530

TURKEY 0.1%
Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,285
9.000% due 06/30/2011		1,600	1,684

Total Turkey (Cost $3,026)			2,969

UKRAINE 1.7%
Colvis Finance Ltd.
8.000% due 02/02/2009		$6,700	6,532
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	200	95
6.385% due 06/26/2012		$2,550	1,211
6.450% due 08/05/2009		18,350	14,313
6.580% due 11/21/2016		275	100
6.875% due 03/04/2011		30,850	16,209
7.650% due 06/11/2013		11,685	5,159

Total Ukraine (Cost $71,174)			43,619

UNITED KINGDOM 0.6%
Barclays Bank PLC
7.434% due 09/29/2049		$1,000	506
7.700% due 04/29/2049		11,300	7,488
HBOS PLC
6.750% due 05/21/2018		7,500	6,612

Total United Kingdom (Cost $19,690)			14,606

UNITED STATES 39.3%
Asset-Backed Securities 0.7%
Citibank Credit Card Master Trust I
5.875% due 03/10/2011		$700	700
Ford Credit Auto Owner Trust
2.615% due 06/15/2012		17,800	16,162
MBNA Master Credit Card Trust
1.355% due 08/15/2014		1,000	835
Morgan Stanley Mortgage Loan Trust
0.831% due 04/25/2037		800	291
5.726% due 10/25/2036		500	332
6.000% due 07/25/2047		475	213
Securitized Asset-Backed Receivables LLC Trust
0.601% due 05/25/2037		305	205

			18,738

Corporate Bonds & Notes 11.0%
American International Group, Inc.
4.612% due 10/18/2011		10,000	7,194
4.950% due 03/20/2012		500	392
5.000% due 06/26/2017	EUR	700	539
5.750% due 03/15/2067	GBP	1,300	458
8.175% due 05/15/2058		$15,400	5,998
8.250% due 08/15/2018		1,700	1,246
8.625% due 05/22/2038	GBP	200	98
Bank of America Corp.
1.586% due 09/25/2009		$3,300	3,242
5.650% due 05/01/2018		3,900	3,930
8.000% due 12/29/2049		27,400	19,737
8.125% due 12/29/2049		13,700	10,265
Bank of America N.A.
2.276% due 06/15/2016		500	336
Bear Stearns Cos. LLC
4.650% due 07/02/2018		741	680
5.700% due 11/15/2014		155	151
6.950% due 08/10/2012		20,000	20,788
Citigroup Capital XXI
8.300% due 12/21/2057		13,660	10,559
Citigroup, Inc.
5.500% due 04/11/2013		11,900	11,598
6.125% due 11/21/2017		13,000	13,159
8.400% due 04/29/2049		16,550	10,949
Daimler Finance North America LLC
2.426% due 03/13/2009		4,300	4,146
Ford Credit de Mexico S.A. de C.V.
3.225% due 03/20/2009		1,800	1,719
General Electric Capital Corp.
5.875% due 01/14/2038		21,300	20,921
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		8,000	7,598
6.150% due 04/01/2018		4,850	4,669
6.750% due 10/01/2037		21,325	17,361
John Deere Capital Corp.
2.939% due 06/10/2011		9,700	8,857
JPMorgan Chase & Co.
4.242% due 10/02/2009		3,790	3,716
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016		600	599
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200	209
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		23,850	24,991
Morgan Stanley
4.752% due 01/18/2011		5,000	4,259
5.950% due 12/28/2017		26,300	21,864
6.000% due 04/28/2015		19,100	16,499
National Rural Utilities Cooperative Finance Corp.
4.658% due 07/01/2010		100	91
Pemex Project Funding Master Trust
2.820% due 12/03/2012		1,200	1,008
3.296% due 06/15/2010		2,300	2,185
SLM Corp.
5.375% due 05/15/2014		900	608
UnitedHealth Group, Inc.
3.806% due 02/07/2011		5,000	4,378
Wachovia Bank N.A.
3.032% due 05/14/2010		13,330	12,801
Wachovia Corp.
5.500% due 05/01/2013		4,400	4,355
5.750% due 02/01/2018		1,000	1,004
Wells Fargo Bank N.A.
4.750% due 02/09/2015		500	507
Wells Fargo Capital XIII
7.700% due 12/29/2049		4,300	3,552

			289,216

Mortgage-Backed Securities 2.6%
Adjustable Rate Mortgage Trust
5.383% due 11/25/2035		745	475
American Home Mortgage Assets
0.661% due 05/25/2046		1,795	710
0.661% due 09/25/2046		600	239
2.956% due 02/25/2047		864	291
3.176% due 11/25/2046		1,075	366
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		3,900	2,865
5.745% due 02/10/2051		4,500	3,257
Banc of America Funding Corp.
5.357% due 11/20/2035		642	627
5.888% due 04/25/2037		700	450
Bear Stearns Adjustable Rate Mortgage Trust
5.009% due 01/25/2035		118	82
5.729% due 02/25/2036		450	241
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		835	532
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		1,500	1,135
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		2,356	2,002
4.683% due 03/25/2034		196	148
5.664% due 07/25/2046		569	290
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,800	2,785
Countrywide Alternative Loan Trust
0.631% due 02/25/2047		1,408	578
0.641% due 01/25/2037		600	220
0.651% due 05/25/2047		4,134	1,704
0.681% due 07/25/2046		272	119
0.688% due 02/20/2047		1,434	590
0.702% due 12/20/2046		2,206	962
0.721% due 09/25/2046		700	81
0.801% due 11/20/2035		716	360
0.981% due 11/20/2035		500	103
3.256% due 12/25/2035		937	461
3.256% due 02/25/2036		880	396
5.750% due 03/25/2037		500	220
6.250% due 11/25/2036		580	399
Countrywide Home Loan Mortgage Pass-Through Trust
0.701% due 05/25/2035		310	153
0.821% due 02/25/2036		525	119
5.418% due 02/25/2047		505	221
5.542% due 04/20/2036		474	275
5.603% due 03/25/2037		486	222
6.086% due 09/25/2047		348	179
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		500	244
CS First Boston Mortgage Securities Corp.
4.949% due 06/25/2033		1,429	1,197
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		600	324
6.172% due 06/25/2036		800	567
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047		976	868
0.551% due 02/25/2037		1,165	1,056
0.551% due 03/25/2037		1,125	1,071
5.000% due 10/25/2018		565	528
5.500% due 12/25/2035		700	379
5.587% due 10/25/2035		471	260
5.869% due 10/25/2036		500	289
5.886% due 10/25/2036		500	253
6.300% due 07/25/2036		700	334
Harborview Mortgage Loan Trust
0.698% due 08/21/2036		345	141
0.781% due 09/19/2046		423	173
0.821% due 03/19/2036		6,920	2,954
5.908% due 08/19/2036		305	157
Homebanc Mortgage Trust
5.892% due 04/25/2037		600	202
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		1,163	1,081
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		628	271
Indymac INDA Mortgage Loan Trust
5.909% due 08/25/2036		600	287
Indymac Index Mortgage Loan Trust
0.671% due 06/25/2047		616	270
0.681% due 05/25/2046		205	83
0.711% due 07/25/2035		180	81
0.771% due 06/25/2037		476	222
5.481% due 10/25/2035		547	273
5.948% due 06/25/2036		600	336
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,900	2,184
5.747% due 02/12/2049		2,100	1,550
5.794% due 02/12/2051		3,600	2,627
JPMorgan Mortgage Trust
4.876% due 04/25/2035		547	422
5.368% due 08/25/2035		600	355
5.400% due 11/25/2035		798	604
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		4,100	2,959
Luminent Mortgage Trust
0.641% due 12/25/2036		945	417
0.651% due 12/25/2036		472	191
0.671% due 10/25/2046		346	143
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		548	216
MASTR Alternative Loans Trust
0.871% due 03/25/2036		314	99
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		4,566	2,440
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037		645	461
Morgan Stanley Capital I
5.809% due 12/12/2049		4,800	3,609
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		233	179
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		500	341
Residential Accredit Loans, Inc.
0.721% due 08/25/2037		530	212
0.741% due 05/25/2046		1,000	112
0.771% due 08/25/2035		422	206
0.871% due 10/25/2045		443	205
Residential Asset Securitization Trust
0.871% due 01/25/2046		712	321
Sequoia Mortgage Trust
5.709% due 01/20/2047		283	189
Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036		1,200	353
5.373% due 11/25/2035		485	262
5.422% due 09/25/2036		600	222
6.000% due 10/25/2037		512	213
Structured Asset Mortgage Investments, Inc.
0.691% due 05/25/2036		3,914	1,576
0.691% due 05/25/2046		593	238
TBW Mortgage-Backed Pass-Through Certificates
0.581% due 01/25/2037		1,980	1,841
5.970% due 09/25/2036		600	414
WaMu Mortgage Pass-Through Certificates
2.956% due 03/25/2047		1,654	617
2.996% due 01/25/2047		914	338
3.016% due 04/25/2047		1,173	516
3.076% due 12/25/2046		701	263
4.019% due 01/25/2047		323	146
4.229% due 03/25/2034		594	488
5.339% due 01/25/2037		598	338
5.526% due 04/25/2037		415	219
5.605% due 12/25/2036		384	223
5.606% due 12/25/2036		1,172	583
5.653% due 05/25/2037		926	623
5.929% due 09/25/2036		627	363
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.226% due 05/25/2046		400	171

			67,807

U.S. Government Agencies 25.0%
Fannie Mae
5.000% due 01/01/2039		49,000	50,034
5.500% due 01/01/2039		396,100	406,064
6.000% due 01/01/2038 (f)		200	206
6.000% due 01/01/2039		190,800	196,434
Freddie Mac
5.440% due 12/01/2035 (f)		473	482
5.500% due 07/01/2038 - 08/01/2038 (f)		2,981	3,055

			656,275

Total United States (Cost $1,092,744)			1,032,036

URUGUAY 0.9%
Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	60,493	1,103
5.000% due 09/14/2018 (b)		84,268	2,348
7.625% due 03/21/2036		$200	169
8.000% due 11/18/2022		16,497	15,343
9.250% due 05/17/2017		5,000	5,125

Total Uruguay (Cost $29,736)			24,088

VENEZUELA 3.6%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,660	8,577
5.375% due 04/12/2027		12,100	3,570
Venezuela Government International Bond
5.059% due 04/20/2011		36,640	22,415
5.375% due 08/07/2010		24,750	19,305
6.000% due 12/09/2020		43,800	16,534
7.000% due 12/01/2018		5,000	2,150
7.650% due 04/21/2025		5,140	2,030
9.375% due 01/13/2034		11,200	5,208
10.750% due 09/19/2013		21,925	14,470

	Shares
Venezuela Government International Bond Warrants
0.000% due 04/15/2020		3,500	108

Total Venezuela (Cost $171,748)			94,367

	Principal Amount (000s)
VIETNAM 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	2,685
6.875% due 01/15/2016		1,050	877

Total Vietnam (Cost $5,306)			3,562

SHORT-TERM INSTRUMENTS 16.9%
Certificates of Deposit 0.6%
Barclays Bank PLC
2.498% due 08/10/2009		$3,500	3,500
Unicredito Italiano NY
1.795% due 05/15/2009		12,300	12,222

			15,722

Commercial Paper 0.9%
Nordea North America, Inc.
2.050% due 01/16/2009		24,900	24,880

Repurchase Agreements 6.0%
JPMorgan Chase Bank N.A.
0.010% due 01/07/2009		11,685	11,685
(Dated 12/10/2008. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2013 valued at $11,776. Repurchase proceeds are $11,685.)
0.010% due 01/14/2009		30,061	30,061
(Dated 12/16/2008. Collateralized by U.S. Treasury Notes 3.625% due 12/31/2012 valued at $29,650. Repurchase proceeds are $30,061.)
0.020% due 01/02/2009		97,300	97,300
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.750% due 03/31/2010 valued at $98,246. Repurchase proceeds are $97,300.)
0.030% due 01/07/2009		18,080	18,080
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2017 valued at $18,778. Repurchase proceeds are $18,080.)

			157,126

U.S. Cash Management Bills 0.6%
0.220% due 04/29/2009 (c)		14,820	14,740

U.S. Treasury Bills 8.8%
0.212% due 01/02/2009 - 06/11/2009 (a)(c)(d)		232,670	231,929

Total Short-Term Instruments (Cost $445,221)			444,397

Purchased Options (h) 0.0% (Cost $68)			0
Total Investments 130.2% (Cost $3,832,539)			$3,420,165
Other Assets and Liabilities (Net) (30.2%)			(793,247)

Net Assets 100.0%			$2,626,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $225,546 and cash of $3,250 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Securities with an aggregate market value of $400 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $52,920 at a weighted average interest rate of 3.754%. On December 31, 2008, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $3,743 and cash of $10,420 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation

90-Day Euribor June Futures	Long	06/2009	91	$494
90-Day Eurodollar December Futures	Long	12/2009	10,067	56,624

				$57,118

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs Group, Inc.	BNP	(0.970%)	03/20/2018	2.580%	$4,000	$444	$0	$444
Goldman Sachs Group, Inc.	BOA	(0.970%)	03/20/2018	2.580%	3,000	333	0	333
Korea Development Bank	MSC	(0.940%)	03/20/2013	3.719%	2,800	288	0	288
Morgan Stanley	BCLY	(1.040%)	06/20/2015	3.794%	1,900	257	0	257
Morgan Stanley	BOA	(1.200%)	06/20/2015	3.794%	1,700	217	0	217
Morgan Stanley	BOA	(1.210%)	06/20/2015	3.794%	1,000	127	0	127
Ukraine Government International Bond	CITI	(15.000%)	10/20/2018	28.664%	3,000	926	0	926

						$2,592	$0	$2,592

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	5.255%	$16,000	$(1,802)	$0	$(1,802)
Brazil Government International Bond	BCLY	3.100%	11/20/2009	2.169%	5,000	69	0	69
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.822%	6,500	(205)	0	(205)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.822%	8,000	(250)	0	(250)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	2.340%	5,900	61	0	61
Brazil Government International Bond	DUB	3.050%	12/20/2009	2.340%	5,500	46	0	46
Brazil Government International Bond	JPM	0.410%	04/20/2009	1.084%	13,480	(16)	0	(16)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.210%	16,500	(1,171)	0	(1,171)
Brazil Government International Bond	UBS	1.030%	07/20/2017	3.242%	3,875	(555)	0	(555)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	7.374%	6,600	(2,007)	0	(2,007)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	2.932%	4,500	(301)	0	(301)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	2.932%	2,000	(133)	0	(133)
Colombia Government International Bond	JPM	1.060%	01/20/2012	2.832%	5,000	(229)	0	(229)
Colombia Government International Bond	MSC	1.640%	08/20/2011	2.758%	6,200	(136)	0	(136)
Colombia Government International Bond	UBS	1.070%	01/20/2012	2.832%	3,000	(137)	0	(137)
Ford Motor Credit Co. LLC	DUB	6.500%	06/20/2009	15.939%	2,900	(119)	0	(119)
Ford Motor Credit Co. LLC	GSC	6.600%	06/20/2009	15.939%	3,550	(144)	0	(144)
Ford Motor Credit Co. LLC	GSC	6.700%	06/20/2009	15.939%	7,850	(314)	0	(314)
Indonesia Government International Bond	BCLY	1.000%	06/20/2009	5.674%	13,480	(294)	0	(294)
Indonesia Government International Bond	CITI	0.950%	06/20/2009	5.674%	1,500	(33)	0	(33)
Indonesia Government International Bond	CITI	1.580%	12/20/2011	6.602%	6,200	(802)	0	(802)
Indonesia Government International Bond	CITI	2.290%	12/20/2016	6.252%	1,300	(279)	0	(279)
Indonesia Government International Bond	DUB	1.540%	12/20/2011	6.602%	2,650	(346)	0	(346)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	6.602%	7,000	(916)	0	(916)
Indonesia Government International Bond	RBS	2.360%	09/20/2016	6.263%	9,900	(2,054)	0	(2,054)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	6.263%	3,100	(639)	0	(639)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	6.263%	2,000	(402)	0	(402)
Indonesia Government International Bond	RBS	2.345%	12/20/2016	6.252%	16,575	(3,513)	0	(3,513)
Indonesia Government International Bond	RBS	2.430%	12/20/2016	6.252%	2,000	(415)	0	(415)
Indonesia Government International Bond	UBS	2.320%	06/20/2013	6.448%	8,000	(1,186)	0	(1,186)
JSC Gazprom	MSC	0.980%	05/20/2009	12.887%	1,500	(65)	0	(65)
Malaysia Government International Bond	JPM	0.380%	06/20/2009	1.444%	13,480	(40)	0	(40)
Mexico Government International Bond	BCLY	2.970%	11/20/2009	2.091%	5,000	65	0	65
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.208%	1,400	12	0	12
Mexico Government International Bond	DUB	2.850%	12/20/2009	2.208%	200	2	0	2
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.208%	200	2	0	2
Mexico Government International Bond	HSBC	2.900%	12/20/2009	2.208%	1,000	8	0	8
Mexico Government International Bond	JPM	3.000%	12/20/2009	2.208%	4,000	36	0	36
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.208%	10,000	94	0	94
Mexico Government International Bond	RBS	2.850%	12/20/2009	2.208%	3,000	23	0	23
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.098%	2,700	(410)	0	(410)
Panama Government International Bond	DUB	0.500%	04/20/2009	2.386%	13,480	(63)	0	(63)
Peru Government International Bond	BCLY	1.920%	03/20/2013	2.988%	5,000	(177)	0	(177)
Peru Government International Bond	MSC	1.220%	10/20/2011	2.671%	6,350	(228)	0	(228)
Peru Government International Bond	MSC	1.960%	10/20/2016	3.234%	3,000	(227)	0	(227)
Petroleos Mexicanos	JPM	1.130%	04/20/2016	3.353%	26,250	(3,365)	0	(3,365)
Philippines Government International Bond	BCLY	1.770%	09/20/2012	3.593%	10,510	(641)	0	(641)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.593%	5,500	(308)	0	(308)
Philippines Government International Bond	BCLY	2.250%	09/20/2012	3.593%	6,500	(290)	0	(290)
Philippines Government International Bond	BCLY	2.320%	03/20/2013	3.694%	35,000	(1,782)	0	(1,782)
Philippines Government International Bond	BCLY	2.300%	06/20/2013	3.741%	7,000	(393)	0	(393)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.663%	1,250	(94)	0	(94)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.663%	1,250	(93)	0	(93)
Philippines Government International Bond	CITI	1.950%	03/20/2013	3.694%	30,000	(1,949)	0	(1,949)
Philippines Government International Bond	CITI	2.000%	03/20/2013	3.694%	18,550	(1,170)	0	(1,170)
Philippines Government International Bond	CITI	2.140%	03/20/2013	3.694%	8,000	(462)	0	(462)
Philippines Government International Bond	CITI	2.340%	03/20/2013	3.694%	9,600	(482)	0	(482)
Philippines Government International Bond	CITI	2.380%	03/20/2013	3.694%	17,000	(827)	0	(827)
Philippines Government International Bond	CITI	1.770%	12/20/2017	3.652%	24,100	(3,043)	0	(3,043)
Philippines Government International Bond	CITI	2.730%	03/20/2018	3.638%	21,300	(1,310)	0	(1,310)
Philippines Government International Bond	CITI	2.770%	06/20/2018	3.626%	20,800	(1,226)	0	(1,226)
Philippines Government International Bond	CITI	2.830%	06/20/2018	3.626%	7,000	(383)	0	(383)
Philippines Government International Bond	DUB	2.340%	03/20/2013	3.694%	13,700	(687)	0	(687)
Philippines Government International Bond	MSC	1.770%	09/20/2012	3.593%	1,900	(116)	0	(116)
Philippines Government International Bond	MSC	1.500%	12/20/2012	3.644%	20,000	(1,522)	0	(1,522)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.663%	6,200	(496)	0	(496)
Philippines Government International Bond	MSC	2.860%	03/20/2018	3.638%	5,000	(263)	0	(263)
Philippines Government International Bond	UBS	1.790%	09/20/2012	3.593%	7,960	(480)	0	(480)
Republic of Korea Government Bond	DUB	3.750%	12/20/2009	3.138%	3,800	31	0	31
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.138%	5,400	21	0	21
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.138%	10,000	78	0	78
Republic of Korea Government Bond	RBS	3.350%	12/20/2009	3.138%	1,100	3	0	3
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	3.138%	2,000	13	0	13
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	3.138%	3,000	26	0	26
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	1.380%	10/20/2011	10.927%	5,000	(1,083)	0	(1,083)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	10.730%	13,000	(3,250)	0	(3,250)
Russia Government International Bond	ABN	2.990%	08/24/2014	7.288%	8,125	(1,360)	0	(1,360)
Russia Government International Bond	BCLY	7.000%	11/20/2009	10.171%	5,000	(72)	0	(72)
Russia Government International Bond	CSFB	11.000%	06/20/2009	9.837%	14,900	162	0	162
Russia Government International Bond	CSFB	1.870%	10/20/2012	10.730%	6,900	(1,753)	0	(1,753)
Russia Government International Bond	HSBC	11.000%	06/20/2009	9.837%	14,000	148	0	148
Russia Government International Bond	JPM	0.645%	04/20/2009	9.717%	13,480	(347)	0	(347)
Russia Government International Bond	JPM	10.000%	06/20/2009	9.837%	3,500	19	0	19
Russia Government International Bond	JPM	2.380%	09/20/2013	7.545%	14,300	(2,576)	0	(2,576)
Russia Government International Bond	MLP	2.310%	01/21/2014	7.435%	1,350	(250)	0	(250)
Tenaga Nasional Bhd.	JPM	0.650%	06/20/2013	2.575%	1,000	(77)	0	(77)
Ukraine Government International Bond	CITI	2.320%	08/20/2017	29.113%	5,000	(3,242)	0	(3,242)
Ukraine Government International Bond	HSBC	0.690%	04/20/2009	36.442%	4,000	(401)	0	(401)
Ukraine Government International Bond	JPM	1.450%	02/20/2012	32.562%	6,000	(3,173)	0	(3,173)
Ukraine Government International Bond	MLP	1.500%	01/20/2012	32.683%	2,000	(1,042)	0	(1,042)
Ukraine Government International Bond	MSC	1.560%	04/20/2009	36.442%	13,480	(1,294)	0	(1,294)
Ukraine Government International Bond	MSC	1.410%	11/20/2010	34.206%	15,000	(6,266)	0	(6,266)
Ukraine Government International Bond	MSC	1.770%	04/20/2011	33.534%	10,000	(4,555)	0	(4,555)
Ukraine Government International Bond	MSC	1.600%	01/20/2012	32.683%	2,500	(1,297)	0	(1,297)
Ukraine Government International Bond	MSC	1.790%	11/20/2012	31.788%	20,000	(11,360)	0	(11,360)
Ukraine Government International Bond	MSC	2.030%	11/20/2012	31.788%	5,000	(2,816)	0	(2,816)
Ukraine Government International Bond	MSC	2.580%	11/20/2017	29.012%	20,000	(12,981)	0	(12,981)
Ukraine Government International Bond	UBS	1.480%	03/20/2012	32.461%	6,000	(3,207)	0	(3,207)
Ukraine Government International Bond	UBS	1.950%	06/20/2017	29.186%	2,000	(1,329)	0	(1,329)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	6.279%	12,000	(1,620)	0	(1,620)

						$(105,422)	$0	$(105,422)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	BCLY	2.650%	06/20/2013	$11,155	$(1,740)	$56	$(1,796)
CDX.EM-9 Index	CSFB	2.650%	06/20/2013	29,000	(4,525)	160	(4,685)
CDX.EM-9 Index	DUB	2.650%	06/20/2013	29,260	(4,167)	(467)	(3,700)
CDX.EM-9 Index	GSC	2.650%	06/20/2013	34,500	(5,384)	293	(5,677)
CDX.EM-9 Index	JPM	2.650%	06/20/2013	71,300	(11,126)	796	(11,922)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	282,495	(42,084)	(29,889)	(12,195)
CDX.EM-10 Index	DUB	3.350%	12/20/2013	27,600	(4,111)	(4,144)	33
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	20,807	100	0	100
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	7,000	35	0	35
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	3,500	18	0	18
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	4,570	21	0	21
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	7,000	34	0	34
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	56,393	310	0	310
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	16,000	(4,769)	(2,668)	(2,101)

					$(77,388)	$(35,863)	$(41,525)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	JPM		$4,300	$377	$75	$302
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		79,900	6,993	(969)	7,962
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		3,700	294	246	48
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		54,900	(11,957)	(24)	(11,933)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		11,100	(1,321)	(63)	(1,258)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		23,700	(6,495)	379	(6,874)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,100	(12,360)	(637)	(11,723)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		4,100	(573)	(496)	(77)
Receive	3-Month USD-LIBOR	3.000%	12/16/2024	BOA		43,300	(359)	469	(828)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		15,100	(6,870)	411	(7,281)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		13,400	(6,096)	509	(6,605)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	301	(185)	486
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,200	393	(71)	464
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,400	908	(185)	1,093

							$(36,765)	$(541)	$(36,224)

(h) Purchased options outstanding on December 31, 2008:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 01/01/2039	$51.000	01/06/2009	$85,000	$10	$0
Put - OTC Fannie Mae 5.500% due 01/01/2039	74.000	01/06/2009	300,000	35	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	57.000	01/06/2009	191,000	23	0

				$68	$0

(i) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	01/01/2024	$500	$508	$513

(j) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	18,149	04/2009	$0	$(114)	$(114)
Buy	BRL	JPM	9,366	02/2009	152	0	152
Sell		UBS	64,101	02/2009	1,937	0	1,937
Sell	CLP	DUB	1,300,184	05/2009	5	0	5
Buy		JPM	1,239,857	05/2009	0	(692)	(692)
Buy	CNY	BCLY	57,280	09/2009	0	(43)	(43)
Buy		CITI	36,926	09/2009	0	(10)	(10)
Buy		DUB	167,549	09/2009	0	(86)	(86)
Buy		HSBC	74,676	09/2009	15	(46)	(31)
Buy		JPM	83,591	09/2009	34	(32)	2
Sell	COP	CITI	32,025,818	05/2009	0	(764)	(764)
Buy	CZK	BCLY	10,334	01/2009	21	0	21
Buy	EUR	HSBC	547	01/2009	0	(22)	(22)
Sell		RBS	25,155	01/2009	0	(3,182)	(3,182)
Sell		UBS	413	01/2009	0	(49)	(49)
Sell	GBP	BCLY	1,455	01/2009	64	0	64
Sell		CITI	1,578	01/2009	71	0	71
Sell		RBS	422	01/2009	10	0	10
Sell		UBS	1,399	01/2009	64	0	64
Buy	HKD	BCLY	154	03/2009	0	0	0
Buy		CITI	155	03/2009	0	0	0
Buy		HSBC	78	03/2009	0	0	0
Sell	HUF	BCLY	871,698	05/2009	0	(541)	(541)
Sell		HSBC	4,376,349	05/2009	0	(2,833)	(2,833)
Buy	IDR	BCLY	8,849,400	03/2009	0	(76)	(76)
Sell		BCLY	5,480,200	03/2009	44	0	44
Sell		CITI	9,325,630	03/2009	73	0	73
Buy		DUB	8,806,400	03/2009	0	(79)	(79)
Sell		HSBC	5,941,300	03/2009	3	0	3
Sell		RBS	2,265,900	03/2009	9	0	9
Buy	JPY	BCLY	52,521	01/2009	28	0	28
Buy		BNP	42,196	01/2009	28	0	28
Buy		CITI	50,974	01/2009	26	0	26
Buy		UBS	103,147	01/2009	56	0	56
Buy	KWD	BCLY	1,354	04/2009	0	(365)	(365)
Buy	MXN	BCLY	51	05/2009	0	0	0
Sell		CITI	13,799	05/2009	302	0	302
Sell		JPM	304,405	05/2009	2,063	0	2,063
Buy	MYR	BCLY	95	02/2009	1	0	1
Buy		DUB	140	02/2009	0	0	0
Buy		JPM	179	02/2009	2	0	2
Buy		BCLY	35	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	105	04/2009	0	0	0
Buy		HSBC	142	04/2009	1	0	1
Buy	PHP	BCLY	92,700	02/2009	0	(123)	(123)
Buy		DUB	45,000	02/2009	0	(74)	(74)
Sell		DUB	600,763	02/2009	0	(121)	(121)
Buy		HSBC	111,460	02/2009	0	(153)	(153)
Buy		JPM	157,038	02/2009	0	(170)	(170)
Buy		MLP	35,200	02/2009	0	(57)	(57)
Buy		MSC	124,400	02/2009	0	(177)	(177)
Buy		RBS	34,500	02/2009	0	(56)	(56)
Buy		LEH	23,500	12/2010	0	(31)	(31)
Sell		LEH	23,500	12/2010	0	(8)	(8)
Sell	PLN	DUB	10,596	05/2009	263	0	263
Buy		HSBC	542	05/2009	0	(59)	(59)
Buy	RUB	BCLY	1,193	05/2009	0	(1)	(1)
Sell		BCLY	79,385	05/2009	203	0	203
Buy		JPM	13,947	05/2009	0	(110)	(110)
Sell		JPM	43,476	05/2009	82	0	82
Buy		UBS	107,721	05/2009	0	(1,302)	(1,302)
Buy	SAR	BCLY	18,635	04/2009	0	(84)	(84)
Buy	SGD	CITI	1,313	04/2009	10	0	10
Buy		DUB	841	04/2009	13	0	13
Buy		HSBC	322	04/2009	3	0	3
Buy		RBS	566	04/2009	7	0	7
Buy		UBS	414	04/2009	7	0	7
Buy		CITI	11,669	07/2009	135	0	135
Buy		HSBC	492	07/2009	1	0	1
Buy		JPM	10,191	07/2009	296	0	296
Buy	SKK	MSC	13,221	01/2009	0	(63)	(63)
Sell	TRY	BCLY	23,043	02/2009	0	(1,271)	(1,271)
Buy	ZAR	BCLY	284	05/2009	4	0	4

					$6,033	$(12,794)	$(6,761)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008

Investments, at value	$0	$3,411,139	$9,026	$3,420,165
Short Sales, at value	0	(513)	0	(513)
Other Financial Instruments++	57,118	(187,340)	0	(130,222)

Total	$57,118	$3,223,286	$9,026	$3,289,430

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008

Investments, at value	$0	$9,663	$28	$15	$(1,682)	$1,002	$9,026
Other Financial Instruments++	(498)	0	0	0	(5,070)	5,568	0

Total	$(498)	$9,663	$28	$15	$(6,752)	$6,570	$9,026

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Extended Duration Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.1%
ABX Financing Co.
6.350% due 10/15/2036	$10	$8
American Express Credit Corp.
1.961% due 03/02/2009	10	10
American International Group, Inc.
8.250% due 08/15/2018	2,300	1,686
Gaz Capital S.A.
8.146% due 04/11/2018	700	497
Georgia-Pacific LLC
7.750% due 11/15/2029	30	19
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	900	1,020
Goldman Sachs Group, Inc.
2.886% due 02/06/2012	20	17
6.750% due 10/01/2037	200	163
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	900	580
United Technologies Corp.
6.125% due 07/15/2038	900	982
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	500	574
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

Total Corporate Bonds & Notes (Cost $6,491)		5,586

MUNICIPAL BONDS & NOTES 1.2%
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	500	426
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	307
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	655
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	300	291
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	84
Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2028	1,000	983
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	54
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	2
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	184
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	57

Total Municipal Bonds & Notes (Cost $3,217)		3,043

U.S. GOVERNMENT AGENCIES 36.4%
Fannie Mae
0.000% due 06/01/2017 - 10/03/2033	26,632	11,871
4.000% due 02/25/2019	100	96
5.000% due 08/25/2033 - 01/01/2039	4,839	4,939
5.500% due 04/25/2033 - 01/01/2039	33,559	34,400
6.000% due 12/25/2034	128	135
6.210% due 08/06/2038	1,000	1,408
Federal Farm Credit Bank
5.750% due 12/07/2028	80	104
Federal Home Loan Bank
4.000% due 05/15/2009	10	10
Financing Corp.
0.000% due 12/27/2018 - 09/26/2019	2,300	1,634
Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	2,129
1.595% due 01/15/2033	2	2
5.000% due 02/15/2023 - 10/15/2033	124	117
5.500% due 02/15/2024	39	40
6.000% due 06/15/2035	206	216
8.250% due 06/01/2016	30	36
Ginnie Mae
5.500% due 10/20/2037	107	107
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	62,200	33,208
Small Business Administration
5.290% due 12/01/2027	561	574
Tennessee Valley Authority
4.500% due 04/01/2018	600	663
4.875% due 01/15/2048	100	120
5.500% due 06/15/2038	2,200	2,795

Total U.S. Government Agencies (Cost $85,445)		94,604

U.S. TREASURY OBLIGATIONS 101.1%
Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	2,042	1,895
1.750% due 01/15/2028	310	287
2.375% due 01/15/2025	8,160	8,023
2.375% due 01/15/2027	1,908	1,917
U.S. Treasury Bonds
5.375% due 02/15/2031	1,400	1,924
7.625% due 11/15/2022	9,300	13,999
U.S. Treasury Strips
0.000% due 08/15/2026	800	468
0.000% due 11/15/2026	10,600	6,042
0.000% due 02/15/2027	4,000	2,280
0.000% due 08/15/2027	1,000	556
0.000% due 11/15/2027	110,200	60,775
0.000% due 02/15/2028	12,100	6,567
0.000% due 08/15/2028	2,500	1,352
0.000% due 11/15/2028	29,200	15,700
0.000% due 02/15/2029	36,700	19,696
0.000% due 08/15/2029	50,000	26,518
0.000% due 05/15/2030	27,800	14,502
0.000% due 02/15/2031	52,100	26,629
0.000% due 02/15/2036	62,500	30,777
0.000% due 02/15/2037	25,700	12,557
0.000% due 02/15/2038	21,000	10,003

Total U.S. Treasury Obligations (Cost $216,785)		262,467

MORTGAGE-BACKED SECURITIES 2.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	38	32
Countrywide Alternative Loan Trust
0.718% due 07/20/2046	2,125	873
Countrywide Home Loan Mortgage Pass-Through Trust
6.086% due 09/25/2047	1,364	701
CS First Boston Mortgage Securities Corp.
5.047% due 07/25/2033	5	4
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047	4	4
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	993
Harborview Mortgage Loan Trust
0.698% due 08/21/2036	1,224	498
Indymac Index Mortgage Loan Trust
0.661% due 09/25/2046	2,074	841
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	20	15
Thornburg Mortgage Securities Trust
0.571% due 03/25/2037	80	66
WaMu Mortgage Pass-Through Certificates
2.986% due 01/25/2047	7	3
3.076% due 12/25/2046	2,827	1,062
4.269% due 10/25/2046	21	9
Wells Fargo Mortgage-Backed Securities Trust
4.516% due 11/25/2033	338	325

Total Mortgage-Backed Securities (Cost $7,563)		5,426

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc.
0.521% due 10/25/2036	5	4
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036	3	3
0.521% due 12/25/2036	3	3
Bear Stearns Asset-Backed Securities Trust
5.291% due 07/25/2036	17	11
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036	155	138

Total Asset-Backed Securities (Cost $181)		159

SOVEREIGN ISSUES 2.4%
Israel Government AID Bond
0.000% due 05/15/2021	800	515
0.000% due 02/15/2023	3,400	2,037
0.000% due 05/15/2023	6,100	3,588

Total Sovereign Issues (Cost $5,220)		6,140

SHORT-TERM INSTRUMENTS 2.6%
Certificates of Deposit 0.0%
Nordea Bank Finland PLC
1.855% due 04/09/2009	10	10

Commercial Paper 0.3%
Citigroup Funding, Inc.
3.350% due 01/26/2009	680	678

U.S. Cash Management Bills 0.5%
0.220% due 04/29/2009 (c)	1,280	1,273

U.S. Treasury Bills 1.8%
0.148% due 02/26/2009 - 03/26/2009 (a)(c)	4,780	4,778

Total Short-Term Instruments (Cost $6,747)		6,739

Total Investments 147.9% (Cost $331,649)		$384,164
Other Assets and Liabilities (Net) (47.9%)		(124,485)

Net Assets 100.0%		$259,679

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $6,051 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Cash of $1,400 has been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $40,000 at a weighted average interest rate of 4.750%. On December 31, 2008, there were no open repurchase agreements.

(f) Cash of $1,418 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	17	$111
90-Day Eurodollar June Futures	Long	06/2009	72	403
90-Day Eurodollar June Futures	Long	06/2010	17	114
90-Day Eurodollar March Futures	Long	03/2009	35	185
90-Day Eurodollar March Futures	Long	03/2010	17	116
90-Day Eurodollar September Futures	Long	09/2009	17	104

				$1,033

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	$10	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BOA		$16,800	$435	$288	$147
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		23,700	615	162	453
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		36,800	(2,925)	(2,445)	(480)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		5,200	(1,132)	(153)	(979)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		5,800	(690)	110	(800)
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	8,000	291	(36)	327
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		2,400	88	(9)	97
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		5,600	204	(25)	229

							$(3,114)	$(2,108)	$(1,006)

(h) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	RBC	1,659	06/2009	$0	$(195)	$(195)
Buy	CNY	BCLY	81	05/2009	0	0	0
Buy		BCLY	10	07/2009	0	0	0
Buy		DUB	3,604	07/2009	0	(31)	(31)
Buy		HSBC	2,416	07/2009	0	(22)	(22)
Buy		JPM	30	07/2009	0	0	0
Sell	GBP	CITI	410	01/2009	19	0	19
Buy	MXN	CITI	4,132	05/2009	0	(90)	(90)
Buy	MYR	BCLY	236	02/2009	1	0	1
Buy		DUB	290	02/2009	1	0	1
Buy		JPM	357	02/2009	3	0	3
Buy		BCLY	140	04/2009	0	0	0
Buy		BOA	105	04/2009	0	0	0
Buy		CITI	211	04/2009	1	0	1
Buy		HSBC	250	04/2009	2	0	2
Buy	PHP	BCLY	900	02/2009	0	(1)	(1)
Buy		DUB	3,810	02/2009	1	(1)	0
Buy		HSBC	980	02/2009	0	(1)	(1)
Buy		JPM	1,912	02/2009	0	(2)	(2)
Buy		MSC	1,300	02/2009	0	(2)	(2)
Buy		CITI	3,389	05/2009	1	0	1
Buy		JPM	970	05/2009	0	0	0
Buy	PLN	HSBC	1,180	05/2009	0	(129)	(129)
Buy	RUB	BCLY	18,237	05/2009	0	(14)	(14)
Sell		BCLY	1,121	05/2009	1	0	1
Buy		HSBC	2,012	05/2009	0	(24)	(24)
Sell		HSBC	22,120	05/2009	57	0	57
Buy		JPM	2,992	05/2009	0	(24)	(24)
Buy	SGD	CITI	190	04/2009	1	0	1
Buy		DUB	133	04/2009	2	0	2
Buy		HSBC	44	04/2009	0	0	0
Buy		RBS	91	04/2009	1	0	1
Buy		UBS	59	04/2009	1	0	1
Buy		CITI	235	07/2009	3	0	3
Buy		HSBC	87	07/2009	0	0	0
Buy		JPM	219	07/2009	6	0	6

					$101	$(536)	$(435)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$384,164	$0	$384,164
Other Financial Instruments++	1,033	(1,441)	0	(408)

Total	$1,033	$382,723	$0	$383,756

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$19	$(2)	$0	$0	$(9)	$(8)	$0
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$19	$(2)	$0	$0	$(9)	$(8)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Floating Income Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 4.3%
Bausch & Lomb, Inc.
7.000% due 10/26/2015		$160	$110
7.012% due 04/26/2015		1,828	1,253
Biomet, Inc.
4.459% due 03/25/2015		1,476	1,270
Community Health Systems, Inc.
3.404% due 07/25/2014		15	12
4.000% due 07/25/2014		44	35
4.439% due 07/25/2014		154	120
4.446% due 07/25/2014		672	527
5.972% due 07/25/2014		60	47
Cooper-Standard Automotive, Inc.
6.312% due 12/31/2011		1,970	862
CSC Holdings, Inc.
2.945% due 03/30/2013		1,935	1,660
4.569% due 03/30/2013		5	4
Daimler Finance North America LLC
6.000% due 08/03/2012		1,939	1,019
FCI Connectors
1.876% due 03/09/2013		962	678
3.626% due 03/09/2013		907	640
Georgia-Pacific Corp.
2.082% due 12/20/2012		125	103
2.760% due 12/20/2012		146	120
3.689% due 12/20/2012		1,747	1,436
HCA, Inc.
3.709% due 11/18/2013		2,203	1,742
Headwaters, Inc.
8.270% due 04/30/2011		559	433
Hertz Corp.
1.525% due 12/21/2012		1	0
2.720% due 12/21/2012		1	0
3.520% due 12/21/2012		1	0
Idearc, Inc.
3.440% due 11/17/2014		39	12
5.770% due 11/17/2014		879	277
Ineos Group Holdings PLC
5.952% due 10/07/2013		1,119	509
6.452% due 10/07/2014		1,119	496
Las Vegas Sands Corp.
5.520% due 05/23/2014		966	446
Metro-Goldwyn-Mayer, Inc.
4.709% due 04/08/2012		1,377	589
NRG Energy, Inc.
1.359% due 02/01/2013		1,194	1,042
2.959% due 02/01/2013		646	563
OAO Rosneft Oil Co.
1.121% due 09/17/2009		1,774	1,708
PanAmSat Corp.
6.650% due 07/03/2012		614	535
Renal Advantage, Inc.
5.319% due 10/06/2012		1,833	1,256
RH Donnelley Corp.
6.750% due 06/30/2011		1,558	909
7.170% due 06/30/2011		113	66
7.520% due 06/30/2011		164	96
Roundy’s Supermarket, Inc.
3.200% due 10/27/2011		776	544
4.630% due 10/27/2011		776	544
5.750% due 10/27/2011		22	16
Smurfit-Stone Container Corp.
3.438% due 11/01/2010		42	27
3.438% due 11/01/2011		26	18
3.826% due 11/01/2010		87	58
4.250% due 11/01/2011		215	141
Texas Competitive Electric Holdings Co. LLC
3.961% due 10/10/2014		16	11
5.368% due 10/10/2014		2,053	1,433
VNU/Nielson Finance LLC
3.825% due 08/09/2013		241	164
4.388% due 08/09/2013		699	476
Wimar Landco LLC
5.250% due 07/03/2024		5,000	2,133

Total Bank Loan Obligations (Cost $39,758)			26,140

CORPORATE BONDS & NOTES 47.7%
Banking & Finance 33.5%
American Express Bank FSB
0.568% due 10/20/2009		900	858
1.275% due 07/13/2010		700	640
Bank of America Corp.
1.878% due 06/22/2012		8,000	8,044
4.375% due 12/01/2010		7,000	7,018
4.500% due 08/01/2010		7,000	7,000
5.375% due 08/15/2011		2,000	2,038
5.750% due 12/01/2017		1,300	1,300
8.000% due 12/29/2049		8,800	6,339
8.125% due 12/29/2049		800	599
Barclays Bank PLC
7.434% due 09/29/2049		6,200	3,139
Bear Stearns Cos. LLC
2.456% due 09/09/2009		1,680	1,653
7.250% due 02/01/2018		1,300	1,427
C5 Capital SPV Ltd.
6.196% due 12/01/2049		500	230
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,400	1,144
Calabash Re Ltd.
12.896% due 01/08/2010		3,000	2,958
Citigroup, Inc.
2.046% due 03/16/2012		20,000	16,945
5.100% due 09/29/2011		6,000	5,796
8.400% due 04/29/2049		4,800	3,175
Credit Suisse New York
5.000% due 05/15/2013		6,000	5,780
Foundation Re II Ltd.
8.899% due 11/26/2010		3,700	3,583
Genworth Global Funding Trusts
2.056% due 02/10/2009		2,400	2,312
Goldman Sachs Group, Inc.
2.417% due 03/02/2010		2,500	2,368
4.734% due 10/07/2011		2,000	1,775
5.250% due 10/15/2013		7,600	6,989
5.319% due 01/12/2015		1,000	743
HBOS PLC
6.750% due 05/21/2018		2,500	2,204
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		6,575	4,175
Intergas Finance BV
6.375% due 05/14/2017		4,000	2,340
6.875% due 11/04/2011		189	148
International Lease Finance Corp.
4.212% due 07/01/2011		5,000	3,215
5.152% due 01/15/2010		4,500	3,396
JPMorgan Chase & Co.
4.720% due 01/17/2011		7,000	6,553
6.000% due 01/15/2018		3,200	3,384
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)		4,400	418
2.907% due 11/16/2009 (a)		1,100	104
2.951% due 05/25/2010 (a)		900	86
MBNA Corp.
5.000% due 05/04/2010		8,000	7,972
Merna Reinsurance Ltd.
2.109% due 07/07/2010		5,800	5,222
Merrill Lynch & Co., Inc.
4.485% due 05/12/2010		400	386
Morgan Stanley
2.498% due 02/09/2009		4,500	4,478
2.556% due 05/07/2009		7,500	7,378
5.032% due 01/15/2010		3,500	3,262
Mystic Re Ltd.
12.202% due 06/07/2011		1,500	1,460
National Australia Bank Ltd.
2.314% due 08/19/2009		500	493
Osiris Capital PLC
9.752% due 01/15/2010		2,000	1,970
Pemex Finance Ltd.
9.690% due 08/15/2009		146	147
Petroleum Export Ltd.
4.623% due 06/15/2010		2,333	2,297
5.265% due 06/15/2011		3,930	3,650
Petroleum Export Ltd. II
6.340% due 06/20/2011		2,149	1,585
RBS Capital Trust III
5.512% due 09/29/2049		3,700	1,481
Residential Reinsurance 2007 Ltd.
8.202% due 06/07/2010		3,500	3,360
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		4,000	3,416
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		9,200	5,860
SLM Corp.
3.735% due 01/26/2009		5,700	5,699
TNK-BP Finance S.A.
7.500% due 03/13/2013		5,300	3,312
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,500	4,117
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	975
UBS Preferred Funding Trust I
8.622% due 10/29/2049		8,250	4,986
Universal City Florida Holding Co. I & II
7.942% due 05/01/2010		3,200	1,392
VTB Capital S.A.
6.609% due 10/31/2012		3,500	2,555
Wells Fargo & Co.
4.375% due 01/31/2013		600	588
Wells Fargo Capital X
5.950% due 12/15/2036		1,700	1,461
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,600	6,278

			205,656

Industrials 9.5%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		13,500	12,623
Berry Plastics Holding Corp.
5.871% due 09/15/2014		2,500	863
BHP Billiton Finance USA Ltd.
1.496% due 03/27/2009		2,500	2,484
BW GAS Ltd.
6.625% due 06/28/2017		1,240	953
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		1,200	786
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		1,000	625
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		800	244
CVS Caremark Corp.
2.502% due 06/01/2010		3,800	3,498
Delta Air Lines, Inc.
7.379% due 05/18/2010		6,433	5,918
Dex Media West LLC
9.875% due 08/15/2013		2,600	624
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		713	698
First Data Corp.
9.875% due 09/24/2015		1,350	824
Freescale Semiconductor, Inc.
5.871% due 12/15/2014		1,750	604
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		6,021	4,997
Goodyear Tire & Rubber Co.
6.318% due 12/01/2009		3,000	2,745
Hanesbrands, Inc.
5.698% due 12/15/2014		7,000	4,970
Hertz Corp.
8.875% due 01/01/2014		175	108
Home Depot, Inc.
2.046% due 12/16/2009		2,500	2,362
Meritor Automotive, Inc.
6.800% due 02/15/2009		1,609	1,573
MGM Mirage
8.375% due 02/01/2011		500	300
Nortel Networks Ltd.
9.002% due 07/15/2011		1,600	408
Northwest Airlines, Inc.
7.626% due 04/01/2010		2,430	2,005
OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013		1,000	728
SandRidge Energy, Inc.
7.508% due 04/01/2014		4,775	2,543
SUPERVALU, Inc.
7.500% due 11/15/2014		275	227
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		772	590
United Airlines, Inc.
6.201% due 12/31/2049		581	541
7.730% due 07/01/2010		530	494
Xerox Corp.
2.598% due 12/18/2009		3,000	2,774
XTO Energy, Inc.
7.500% due 04/15/2012		90	89

			58,198

Utilities 4.7%
AES Panama S.A.
6.350% due 12/21/2016		5,000	4,016
AT&T Corp.
7.300% due 11/15/2011		473	492
CMS Energy Corp.
5.702% due 01/15/2013		13,400	9,849
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		1,100	1,034
Majapahit Holding BV
7.250% due 10/17/2011		2,100	1,583
Ohio Power Co.
4.388% due 04/05/2010		2,000	1,872
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,500	4,569
PSEG Energy Holdings LLC
8.500% due 06/15/2011		3,000	2,843
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,050	1,732
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		279	264
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	192
Verizon Communications, Inc.
5.350% due 02/15/2011		200	201

			28,647

Total Corporate Bonds & Notes (Cost $359,221)			292,501

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
0.611% due 04/25/2035		76	70
5.000% due 01/01/2039		5,400	5,514
5.066% due 05/01/2035 (h)		598	609
5.500% due 03/01/2033 - 01/01/2039		53,700	55,057
5.827% due 02/01/2035		247	250
6.000% due 01/01/2039		4,800	4,907
Ginnie Mae
1.340% due 12/16/2026		232	226

Total U.S. Government Agencies (Cost $65,748)			66,633

U.S. TREASURY OBLIGATIONS 4.4%
Treasury Inflation Protected Securities (d)
2.375% due 01/15/2027		27,123	27,257

Total U.S. Treasury Obligations (Cost $26,593)			27,257

MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
5.383% due 11/25/2035		745	475
American Home Mortgage Assets
0.681% due 10/25/2046		462	162
American Home Mortgage Investment Trust
0.711% due 05/25/2047		538	127
5.660% due 09/25/2045		135	64
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		900	661
5.745% due 02/10/2051		900	651
Banc of America Funding Corp.
5.888% due 04/25/2037		700	450
Banc of America Mortgage Securities, Inc.
5.432% due 02/25/2036		50	35
Bear Stearns Adjustable Rate Mortgage Trust
5.009% due 01/25/2035		44	31
5.472% due 05/25/2047		434	251
Bear Stearns Alt-A Trust
0.631% due 02/25/2034		2,198	1,016
5.495% due 09/25/2035		6,015	2,807
5.880% due 03/25/2036		255	118
Bear Stearns Structured Products, Inc.
5.761% due 12/26/2046		2,198	1,532
CC Mortgage Funding Corp.
0.601% due 05/25/2048		4,262	1,766
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		400	303
Citigroup Mortgage Loan Trust, Inc.
0.541% due 01/25/2037		2,350	2,017
4.683% due 03/25/2034		30	22
4.684% due 08/25/2035		1,718	1,157
5.702% due 12/25/2035		420	233
6.014% due 09/25/2037		804	428
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		900	660
Countrywide Alternative Loan Trust
0.701% due 08/25/2046		640	170
0.702% due 12/20/2046		894	390
0.718% due 07/20/2046		394	162
0.788% due 09/20/2046		600	63
0.801% due 11/20/2035		175	88
0.981% due 11/20/2035		500	103
3.256% due 12/25/2035		254	125
5.886% due 11/25/2035		467	224
Countrywide Home Loan Mortgage Pass-Through Trust
5.367% due 10/20/2035		523	270
5.610% due 02/20/2036		626	328
5.765% due 05/20/2036		762	381
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		500	244
CS First Boston Mortgage Securities Corp.
3.091% due 03/25/2032		45	33
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		600	324
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036		500	289
5.886% due 10/25/2036		500	253
Downey Savings & Loan Association Mortgage Loan Trust
0.891% due 11/19/2037		800	116
Greenpoint Mortgage Funding Trust
0.681% due 10/25/2046		600	63
GSR Mortgage Loan Trust
5.181% due 01/25/2036		182	126
Harborview Mortgage Loan Trust
0.711% due 04/19/2038		2,372	953
Homebanc Mortgage Trust
0.651% due 12/25/2036		566	221
Indymac Index Mortgage Loan Trust
0.571% due 01/25/2037		386	365
0.711% due 07/25/2035		46	20
5.099% due 09/25/2035		443	213
5.279% due 06/25/2035		425	243
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		700	527
5.747% due 02/12/2049		500	369
5.794% due 02/12/2051		700	511
JPMorgan Mortgage Trust
4.876% due 04/25/2035		547	422
5.400% due 11/25/2035		718	543
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		673	486
Merrill Lynch Alternative Note Asset
0.771% due 03/25/2037		700	193
Morgan Stanley Capital I
5.809% due 12/12/2049		900	677
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		39	30
Opteum Mortgage Acceptance Corp.
0.731% due 07/25/2035		469	389
Residential Accredit Loans, Inc.
3.616% due 09/25/2045		1,370	626
Residential Funding Mortgage Securities I
5.210% due 09/25/2035		1,564	976
Sequoia Mortgage Trust
0.858% due 07/20/2033		405	290
Structured Adjustable Rate Mortgage Loan Trust
5.345% due 01/25/2035		1,494	783
Structured Asset Mortgage Investments, Inc.
0.601% due 03/25/2037		1,833	716
0.721% due 09/25/2047		650	157
0.911% due 10/19/2034		554	292
0.931% due 03/19/2034		90	57
Structured Asset Securities Corp.
5.048% due 10/25/2035		519	376
5.800% due 06/25/2033		1,759	1,243
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036		203	196
5.970% due 09/25/2036		500	345
Thornburg Mortgage Securities Trust
1.495% due 03/25/2037		456	376
WaMu Mortgage Pass-Through Certificates
0.781% due 01/25/2045		217	112
2.956% due 02/25/2047		442	165
2.986% due 01/25/2047		1,550	658
3.066% due 12/25/2046		848	362
3.256% due 02/25/2046		2,760	1,175
3.456% due 11/25/2042		488	403
4.565% due 06/25/2033		747	672
5.449% due 02/25/2037		476	284
Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036		172	95

Total Mortgage-Backed Securities (Cost $58,453)			35,239

ASSET-BACKED SECURITIES 4.0%
Argent Securities, Inc.
0.521% due 09/25/2036		95	94
Asset-Backed Funding Certificates
0.531% due 10/25/2036		103	101
Asset-Backed Securities Corp. Home Equity
2.845% due 03/15/2032		1,778	970
Atrium CDO Corp.
3.946% due 06/27/2015		2,387	2,112
Citigroup Mortgage Loan Trust, Inc.
0.531% due 07/25/2045		2,050	1,590
Countrywide Asset-Backed Certificates
0.521% due 08/25/2037		606	545
0.521% due 05/25/2047		462	427
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		1,189	1,034
0.561% due 12/25/2037		698	645
Fremont Home Loan Trust
0.541% due 02/25/2037		120	116
GSAMP Trust
0.511% due 10/25/2046		271	255
0.541% due 12/25/2036		524	380
0.571% due 01/25/2047		1,360	1,253
HSBC Asset Loan Obligation
0.531% due 12/25/2036		1,270	1,169
JPMorgan Mortgage Acquisition Corp.
0.521% due 08/25/2036		230	214
Lehman XS Trust
0.591% due 11/25/2036		381	363
Long Beach Mortgage Loan Trust
0.511% due 07/25/2036		38	38
0.751% due 10/25/2034		288	98
MASTR Asset-Backed Securities Trust
0.521% due 01/25/2037		746	418
Merrill Lynch Mortgage Investors, Inc.
0.531% due 04/25/2037		92	90
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		253	238
0.521% due 11/25/2036		326	307
RAAC Series 2007-SP2
0.871% due 06/25/2047		600	338
Residential Asset Mortgage Products, Inc.
0.551% due 07/25/2036		57	56
SACO I, Inc.
0.721% due 12/25/2035		1,652	739
SLM Student Loan Trust
5.035% due 04/25/2023		10,900	10,230
Specialty Underwriting & Residential Finance
1.151% due 01/25/2034		17	12
Washington Mutual Asset-Backed Certificates
0.521% due 01/25/2037		863	777

Total Asset-Backed Securities (Cost $29,055)			24,609

SOVEREIGN ISSUES 1.8%
Korea Development Bank
4.902% due 10/20/2009		5,150	5,054
5.300% due 01/17/2013		1,150	1,047
Ukraine Government International Bond
6.875% due 03/04/2011		250	131
Vietnam Government International Bond
6.875% due 01/15/2016		6,000	5,026

Total Sovereign Issues (Cost $12,914)			11,258

FOREIGN CURRENCY-DENOMINATED ISSUES 11.4%
Atlas Reinsurance PLC
9.237% due 01/10/2010	EUR	3,100	4,277
Bombardier, Inc.
7.370% due 11/15/2013		3,250	3,185
Brazil Government International Bond
12.500% due 01/05/2022	BRL	280	125
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		3,600	2,426
Gaz Capital S.A.
5.440% due 11/02/2017	EUR	2,400	1,854
7.800% due 09/27/2010		3,000	4,024
Green Valley Ltd.
8.993% due 01/10/2011		1,900	2,559
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		2,543	310
5.316% due 04/05/2011 (a)		1,816	222
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	5,531
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	6,690
PagesJaunes Groupe
4.520% due 01/11/2014	EUR	2,000	1,543
Rhodia S.A.
8.068% due 10/15/2013		7,500	5,317
Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	3,129	2,723
Seat Pagine Gialle SpA
4.767% due 06/08/2012	EUR	1,591	1,504
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,721
1.471% due 12/31/2049		700,000	7,039
Unitymedia Hessen GmbH & Co. KG
7.702% due 04/15/2013	EUR	2,475	2,804
UPC Broadband Holding BV
4.636% due 12/31/2014		3,742	3,383
Uruguay Government International Bond
6.875% due 01/19/2016		6,500	7,612

Total Foreign Currency-Denominated Issues (Cost $80,839)			69,849

	Shares
COMMON STOCKS 0.0%
DURA Automotive Systems, Inc. (b)		9,042	25

Total Common Stocks (Cost $146)			25

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 27.6%
Certificates of Deposit 1.4%
Unicredito Italiano NY
1.795% due 05/15/2009		$8,900	8,900

Commercial Paper 5.7%
Federal Home Loan Bank
0.080% due 01/21/2009		2,000	2,000
Freddie Mac
0.100% due 03/04/2009		4,000	3,992
0.120% due 01/27/2009		28,700	28,698

			34,690

Repurchase Agreements 5.6%
Barclays Capital, Inc.
0.050% due 01/02/2009		30,300	30,300
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $31,045. Repurchase proceeds are $30,300.)
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		4,000	4,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $4,040. Repurchase proceeds are $4,000.)

			34,300

U.S. Cash Management Bills 1.1%
0.336% due 04/29/2009 - 05/15/2009 (c)(f)		6,480	6,444

U.S. Treasury Bills 13.8%
0.187% due 01/15/2009 - 06/11/2009 (c)(e)(f)		84,940	84,759

Total Short-Term Instruments (Cost $169,301)			169,093

Purchased Options (j) 4.2% (Cost $15,564)			25,587
Total Investments 122.1% (Cost $857,592)			$748,191
Written Options (k) (0.0%) (Premiums $55)			(251)
Other Assets and Liabilities (Net) (22.1%)			(135,222)

Net Assets 100.0%			$612,718

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Non-income producing security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $2,416 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(f) Securities with an aggregate market value of $74,928 and cash of $6,500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $87,189 at a weighted average interest rate of 2.529%. On December 31, 2008, there were no open repurchase agreements.

(h) Securities with an aggregate market value of $609 and cash of $3,970 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	3,962	$24,526
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 103.000	Long	03/2009	275	0

				$24,526

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Knight, Inc.	DUB	(1.530%)	03/20/2011	3.750%	$6,000	$272	$0	$272
Korea Development Bank	MSC	(0.940%)	03/20/2013	3.719%	4,150	427	0	427
MeadWestvaco Corp.	MSC	(0.585%)	06/20/2012	2.250%	6,000	319	0	319
Tesoro Corp.	BOA	(2.950%)	12/20/2012	6.396%	865	97	0	97

						$1,115	$0	$1,115

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	3.850%	09/20/2009	7.575%		$150	$(3)	$2	$(5)
American International Group, Inc.	GSC	0.095%	09/20/2011	5.245%		800	(101)	0	(101)
ARAMARK Corp.	GSC	4.500%	09/20/2013	6.329%		2,400	(159)	0	(159)
ArvinMeritor, Inc.	MLP	2.250%	12/20/2009	17.261%		500	(65)	0	(65)
AT&T Corp.	CSFB	1.300%	12/20/2009	0.540%		1,000	8	0	8
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.300%		2,200	(184)	0	(184)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	2.340%		5,700	3	0	3
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.822%		1,800	(57)	0	(57)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.822%		4,800	(150)	0	(150)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	2.340%		2,000	23	0	23
Celestica, Inc.	BCLY	2.850%	09/20/2011	6.375%		3,200	(267)	0	(267)
CEMEX SAB de C.V.	DUB	0.620%	06/20/2012	7.215%		6,700	(1,240)	0	(1,240)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	7.374%		2,900	(882)	0	(882)
Citigroup, Inc.	MLP	0.160%	06/20/2011	2.586%		11,900	(680)	0	(680)
Citigroup, Inc.	MSC	0.163%	06/20/2011	2.586%		11,000	(628)	0	(628)
Community Health Systems, Inc.	BOA	3.800%	09/20/2012	8.110%		4,200	(523)	0	(523)
Dynegy Holdings, Inc.	JPM	2.350%	12/20/2009	5.124%		1,500	(37)	0	(37)
France Telecom S.A.	UBS	0.330%	09/20/2011	1.250%	EUR	5,300	(171)	0	(171)
France Telecom S.A.	WAC	0.325%	09/20/2011	1.250%		5,700	(185)	0	(185)
General Electric Capital Corp.	CITI	3.950%	03/20/2017	2.802%		$14,525	1,073	0	1,073
General Electric Capital Corp.	DUB	0.125%	09/20/2011	4.310%		1,000	(102)	0	(102)
Georgia-Pacific LLC	JPM	1.240%	09/20/2009	8.624%		300	(15)	0	(15)
Georgia-Pacific LLC	MLP	3.400%	12/20/2012	9.420%		900	(161)	0	(161)
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	3.086%		6,000	(531)	0	(531)
Host Hotels & Resorts LP	JPM	1.950%	09/20/2009	10.138%		300	(17)	0	(17)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	6.252%		7,500	(1,600)	0	(1,600)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	6.602%		7,000	(916)	0	(916)
JPMorgan Chase & Co.	UBS	0.210%	06/20/2011	1.096%		11,000	(235)	0	(235)
JSC Gazprom	BCLY	0.830%	06/20/2017	8.820%		75	(29)	0	(29)
JSC Gazprom	JPM	0.890%	11/20/2011	10.810%		5,000	(1,134)	0	(1,134)
JSC Gazprom	MSC	0.890%	11/20/2011	10.810%		4,200	(952)	0	(952)
Mexico Government International Bond	DUB	2.850%	12/20/2009	2.208%		1,900	14	0	14
NAK Naftogaz Ukrainy	DUB	4.200%	05/20/2009	89.985%		10,000	(2,572)	0	(2,572)
Petroleos Mexicanos	DUB	0.760%	07/20/2011	2.798%		1,000	(46)	0	(46)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.593%		2,500	(140)	0	(140)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.663%		1,500	(113)	0	(113)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.663%		1,500	(111)	0	(111)
Philippines Government International Bond	DUB	2.050%	09/20/2012	3.593%		3,700	(190)	0	(190)
Philippines Government International Bond	DUB	2.500%	09/20/2017	3.663%		3,000	(228)	0	(228)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.663%		4,300	(344)	0	(344)
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	3.689%		5,000	(352)	0	(352)
Qwest Capital Funding, Inc.	BCLY	1.470%	03/20/2012	12.954%		2,000	(525)	0	(525)
Qwest Capital Funding, Inc.	BCLY	1.500%	03/20/2012	12.954%		3,000	(785)	0	(785)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	0.700%	06/20/2012	10.791%		6,700	(1,834)	0	(1,834)
Russia Government International Bond	ABN	2.360%	08/24/2009	9.984%		100	(4)	0	(4)
Russia Government International Bond	BCLY	0.760%	02/20/2009	11.292%		10,000	(119)	0	(119)
Russia Government International Bond	BCLY	1.650%	07/20/2011	10.971%		4,800	(917)	0	(917)
SLM Corp.	BOA	0.820%	06/20/2012	9.113%		9,200	(1,967)	0	(1,967)
Smurfit-Stone Container Enterprises, Inc.	JPM	1.760%	12/20/2009	97.079%		1,500	(765)	0	(765)
Stone Container Finance	JPM	2.300%	12/20/2009	97.079%		300	(152)	0	(152)
TECO Energy, Inc.	CSFB	2.050%	09/20/2009	1.217%		100	0	0	0
TECO Energy, Inc.	GSC	1.690%	09/20/2009	1.217%		300	1	0	1
TRW Automotive, Inc.	GSC	2.150%	09/20/2009	13.960%		250	(20)	0	(20)
Ukraine Government International Bond	MSC	1.590%	04/20/2012	32.360%		11,500	(6,195)	0	(6,195)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	6.279%		19,000	(2,565)	0	(2,565)
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	3.282%		6,700	(810)	0	(810)
Wachovia Corp.	BNP	0.160%	06/20/2011	1.728%		14,700	(551)	0	(551)
Wachovia Corp.	MLP	0.160%	06/20/2011	1.728%		7,900	(296)	0	(296)
Wells Fargo & Co.	JPM	0.160%	06/20/2011	1.636%		10,000	(353)	0	(353)

							$(31,856)	$2	$(31,858)

Credit Default Swaps on Credit Indices – Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-9 Index	BCLY	(2.650%)	06/20/2013	$1,215	$189	$(26)	$215
LCDX-10 Index	GSC	(3.250%)	06/20/2013	38,122	7,876	1,239	6,637

					$8,065	$1,213	$6,852

Credit Default Swaps on Credit Indices – Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013		$18,700	$(2,625)	$(2,761)	$136
CDX.EM-10 Index	DUB	3.350%	12/20/2013		600	(89)	(30)	(59)
CDX.EM-10 Index	JPM	3.350%	12/20/2013		15,000	(2,106)	(2,288)	182
CDX.EM-10 Index	MLP	3.350%	12/20/2013		21,400	(3,005)	(3,210)	205
CDX.HY-8 Index 35- 100%	CITI	0.360%	06/20/2012		13,340	(931)	0	(931)
CDX.HY-10 Index 25-35%	MLP	2.360%	06/20/2011		5,000	(756)	0	(756)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		10,700	1	0	1
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		6,400	6	0	6
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,300	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,056	24	0	24
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,653	8	0	8
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		875	5	0	5
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,167	5	0	5
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,653	8	0	8
CDX.IG-10 5-Year Index	CSFB	1.550%	06/20/2013		6,246	(140)	13	(153)
CDX.IG-10 5-Year Index	JPM	1.550%	06/20/2013		3,806	(85)	8	(93)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013		3,600	(70)	(30)	(40)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,500	(922)	87	(1,009)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		7,000	(2,053)	125	(2,178)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,300	(675)	(105)	(570)
Select Aggregate Market Index	CSFB	2.150%	12/20/2009		$210	(5)	3	(8)

						$(13,399)	$(8,188)	$(5,211)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	$(12)	$(35)	$23
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$35,000	908	144	764
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		13,750	1,202	1,027	175
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		89,550	(7,118)	(6,000)	(1,118)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	DUB		97,900	(7,781)	(6,570)	(1,211)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		31,200	(2,480)	(2,073)	(407)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		36,100	(2,870)	(2,383)	(487)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		36,400	(9,971)	(9)	(9,962)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		6,300	(880)	(762)	(118)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,000	(5,753)	(325)	(5,428)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CSFB		2,000	(677)	(32)	(645)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,400	(31)	(65)	34
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		17,300	(7,868)	(1,384)	(6,484)
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	2,143	(576)	2,719
Pay	6-Month GBP-LIBOR	5.500%	09/16/2010	GSC	GBP	158,000	6,819	(1,052)	7,871
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	1,100,000	813	174	639
Pay	6-Month PLN-WIBOR	5.248%	04/20/2017	CITI	PLN	13,810	245	18	227

							$(33,311)	$(19,903)	$(13,408)

(j) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$227

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$23,000	$965	$149
Put - OTC USD versus JPY		105.400	03/31/2010	23,000	965	4,112
Call - OTC USD versus JPY		101.250	12/08/2010	125,400	6,583	1,684
Put - OTC USD versus JPY		101.250	12/08/2010	125,400	6,744	18,696

					$15,257	$24,641

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.305	02/13/2009	$10,000	$244	$719
Put - OTC Fannie Mae 5.000% due 01/01/2039	40.000	01/06/2009	5,000	1	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	64.000	01/06/2009	53,000	6	0
Put - OTC Ginnie Mae 5.500% due 01/01/2039	45.000	01/14/2009	4,000	0	0

				$251	$719

(k) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$55	$251

(l) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	01/01/2039	$4,800	$4,909	$4,922

(m) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	CITI	359	01/2009	$0	$(17)	$(17)
Buy	BRL	BCLY	1,024	02/2009	0	(33)	(33)
Sell		CITI	18,375	02/2009	643	0	643
Buy		CSFB	7,291	02/2009	89	0	89
Sell		HSBC	816	02/2009	27	0	27
Sell	CLP	DUB	2,326,756	05/2009	8	0	8
Buy		MSC	3,965,200	05/2009	0	(2,213)	(2,213)
Buy	CNY	BCLY	21,461	09/2009	0	(16)	(16)
Buy		CITI	13,882	09/2009	0	(4)	(4)
Buy		DUB	62,987	09/2009	0	(32)	(32)
Buy		HSBC	28,081	09/2009	6	(18)	(12)
Buy		JPM	11,459	09/2009	0	(12)	(12)
Buy	COP	CITI	43,960	05/2009	1	0	1
Buy	CZK	BCLY	20,884	01/2009	42	0	42
Sell	EUR	RBS	32,690	01/2009	0	(4,136)	(4,136)
Buy		UBS	1,290	01/2009	153	0	153
Sell	GBP	BCLY	1,696	01/2009	74	0	74
Sell		CITI	1,839	01/2009	83	0	83
Sell		CSFB	489	01/2009	46	0	46
Sell		UBS	1,631	01/2009	74	0	74
Buy	HKD	BCLY	308	03/2009	0	0	0
Buy		CITI	388	03/2009	0	0	0
Sell		DUB	928	03/2009	0	0	0
Buy		HSBC	233	03/2009	0	0	0
Sell	HUF	JPM	1,190,619	05/2009	0	(762)	(762)
Buy	IDR	BCLY	6,605,100	03/2009	0	(55)	(55)
Buy		CITI	6,975,343	03/2009	0	(54)	(54)
Buy		DUB	2,560,000	03/2009	0	(23)	(23)
Buy		HSBC	4,371,900	03/2009	0	(2)	(2)
Buy		RBS	1,726,400	03/2009	0	(7)	(7)
Buy	ILS	HSBC	2,332	06/2009	0	(21)	(21)
Sell	JPY	BCLY	4,352,436	01/2009	0	(2,318)	(2,318)
Sell		CITI	2,942,251	01/2009	0	(1,493)	(1,493)
Sell		HSBC	4,061,093	01/2009	0	(1,997)	(1,997)
Sell		UBS	1,389,942	01/2009	0	(749)	(749)
Buy	MXN	BCLY	58	05/2009	0	0	0
Sell		CITI	5,603	05/2009	123	0	123
Buy		MLP	230	05/2009	0	(1)	(1)
Buy	MYR	BCLY	227	02/2009	1	0	1
Buy		DUB	290	02/2009	1	0	1
Buy		JPM	393	02/2009	3	0	3
Buy		BCLY	140	04/2009	0	0	0
Buy		BOA	105	04/2009	0	0	0
Buy		CITI	211	04/2009	1	0	1
Buy		HSBC	250	04/2009	2	0	2
Buy	PHP	BCLY	91,700	02/2009	0	(122)	(122)
Buy		DUB	44,600	02/2009	0	(73)	(73)
Sell		DUB	262,112	02/2009	0	(53)	(53)
Buy		HSBC	110,260	02/2009	0	(152)	(152)
Buy		JPM	155,334	02/2009	0	(169)	(169)
Buy		MLP	34,800	02/2009	0	(56)	(56)
Buy		MSC	123,100	02/2009	0	(175)	(175)
Buy		RBS	34,100	02/2009	0	(55)	(55)
Buy		LEH	23,300	12/2010	0	(31)	(31)
Sell		LEH	23,300	12/2010	0	(8)	(8)
Sell	PLN	DUB	7,923	05/2009	154	0	154
Buy		HSBC	12,117	05/2009	0	(1,325)	(1,325)
Buy	RON	DUB	72,224	01/2009	0	(4,602)	(4,602)
Sell		DUB	72,224	01/2009	2,105	0	2,105
Sell	RUB	BCLY	368,805	05/2009	291	0	291
Buy		DUB	118,195	05/2009	1	(1,406)	(1,405)
Buy		JPM	255,655	05/2009	0	(2,016)	(2,016)
Sell		JPM	5,045	05/2009	9	0	9
Sell	SGD	CITI	1,833	01/2009	0	(48)	(48)
Sell		JPM	46	01/2009	0	(1)	(1)
Sell		CITI	3,167	04/2009	0	(107)	(107)
Buy		CITI	5,313	07/2009	62	0	62
Buy		JPM	4,639	07/2009	135	0	135
Buy	SKK	MSC	26,981	01/2009	0	(128)	(128)
Buy	TRY	BCLY	2,133	02/2009	118	0	118
Buy	ZAR	BCLY	7	05/2009	0	0	0

					$4,252	$(24,490)	$(20,238)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$725,146	$23,045	$748,191
Short Sales, at value	0	(4,922)	0	(4,922)
Other Financial Instruments++	24,526	(60,419)	(2,580)	(38,473)

Total	$24,526	$659,805	$20,465	$704,796

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$24,109	$(1,295)	$(18)	$(100)	$(1,154)	$1,503	$23,045
Other Financial Instruments++	(6,480)	0	0	0	150	3,750	(2,580)

Total	$17,629	$(1,295)	$(18)	$(100)	$(1,004)	$5,253	$20,465

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 1.3%
Medallion Trust
2.288% due 05/25/2035		$4,054	$3,627
National Australia Bank Ltd.
2.838% due 02/08/2010		1,400	1,401
Puma Finance Ltd.
2.242% due 02/21/2038		6,048	5,493
4.600% due 08/22/2037	AUD	9,628	6,226
4.798% due 07/12/2036		2,484	1,664
Seven Media Group
9.485% due 02/07/2013		5,736	2,499
10.510% due 02/07/2013		1,373	599
Torrens Trust
4.900% due 10/19/2038		12,108	7,747

Total Australia (Cost $39,693)			29,256

AUSTRIA 0.1%
Kommunalkredit Austria AG
3.250% due 03/01/2011	EUR	2,100	2,904

Total Austria (Cost $3,123)			2,904

BERMUDA 0.2%
Merna Reinsurance Ltd.
2.109% due 07/07/2010		$4,000	3,601

Total Bermuda (Cost $3,977)			3,601

CANADA 7.7%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	16,384
Canada Government Bond
8.000% due 06/01/2023		9,200	11,428
Canada Housing Trust No. 1
3.550% due 09/15/2013		12,800	10,974
3.950% due 06/15/2013		47,000	40,889
4.550% due 12/15/2012		1,800	1,590
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,821
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	2,834
Daimler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	1,953
Honda Canada Finance, Inc.
1.790% due 03/26/2012		27,000	20,424
Master Credit Card Trust
5.297% due 08/21/2012		5,500	4,500
Province of Ontario Canada
4.700% due 06/02/2037		16,000	12,979
5.850% due 03/08/2033		11,100	10,283
6.200% due 06/02/2031		5,500	5,261
Province of Quebec Canada
5.750% due 12/01/2036		10,200	9,234
Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,115
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	6,800	9,111

Total Canada (Cost $177,095)			172,780

CAYMAN ISLANDS 1.8%
Calabash Re Ltd.
10.396% due 01/08/2010		$2,450	2,405
Foundation Re II Ltd.
8.899% due 11/26/2010		1,500	1,453
Green Valley Ltd.
8.993% due 01/10/2011	EUR	3,100	4,175
Longpoint Re Ltd.
7.246% due 05/08/2010		$3,300	3,223
Mizuho Financial Group Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	3,305
8.375% due 01/29/2049		$8,000	7,655
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	3,279
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	1,496
Residential Reinsurance 2007 Ltd.
9.952% due 06/07/2010		$5,900	5,741
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	3,806
Vita Capital III Ltd.
4.982% due 01/01/2011		4,000	3,723

Total Cayman Islands (Cost $45,150)			40,261

DENMARK 0.0%
Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	3	1
Realkredit Danmark A/S
5.000% due 01/01/2038		34	6
5.000% due 10/01/2038		5,244	932

Total Denmark (Cost $906)			939

FRANCE 5.1%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	7,000	10,011
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		7,600	5,779
CM-CIC Covered Bonds
5.250% due 06/09/2010		8,100	11,529
Credit Agricole S.A.
2.181% due 05/28/2009		$6,700	6,682
6.637% due 05/29/2049		5,900	2,646
France Government Bond
4.000% due 10/25/2038	EUR	21,000	30,780
4.000% due 04/25/2055		400	600
4.750% due 04/25/2035		10,700	17,154
5.750% due 10/25/2032		8,300	14,709
Societe Generale
5.922% due 04/29/2049		$2,000	936
Vivendi
5.750% due 04/04/2013		10,800	9,488
6.625% due 04/04/2018		6,400	5,173

Total France (Cost $118,999)			115,487

GERMANY 9.6%
Eurohypo AG
4.250% due 11/20/2012	EUR	6,200	8,830
Republic of Germany
4.250% due 07/04/2039		38,000	60,044
4.750% due 07/04/2034		10,500	16,863
6.250% due 01/04/2030		69,140	128,697

Total Germany (Cost $184,121)			214,434

IRELAND 0.7%
Atlas Reinsurance PLC
9.237% due 01/10/2010	EUR	2,000	2,760
Cars Alliance Funding PLC
5.465% due 10/08/2023		1,800	2,221
Immeo Residential Finance PLC
3.489% due 12/15/2016		4,884	5,229
Osiris Capital PLC
9.752% due 01/15/2010		$1,000	985
SC Germany Auto
3.174% due 08/11/2015	EUR	3,050	4,083

Total Ireland (Cost $17,687)			15,278

ITALY 1.0%
Asset-Backed European Securitisation Transaction SRL
5.357% due 10/01/2015	EUR	13,000	17,386
Locat Securitisation Vehicle SRL
3.556% due 12/12/2024		3,876	5,017

Total Italy (Cost $24,674)			22,403

JAPAN 23.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	383
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	1,019,700	9,736
1.000% due 06/10/2016		2,730,360	26,117
1.100% due 12/10/2016		6,091,400	58,416
1.200% due 03/10/2017		174,080	1,684
1.200% due 06/10/2017		10,732,470	102,819
1.200% due 12/10/2017		4,142,840	39,640
1.400% due 06/10/2018		6,739,210	64,922
Japan Government International Bond
1.600% due 09/20/2013		1,660,000	19,115
2.300% due 06/20/2035		3,470,000	42,144
2.400% due 03/20/2034		580,000	7,155
2.500% due 09/20/2035		2,710,000	34,269
2.500% due 03/20/2036		210,000	2,655
2.500% due 09/20/2036		5,200,000	65,807
2.500% due 09/20/2037		3,340,000	42,528
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	1,987

Total Japan (Cost $442,231)			519,377

JERSEY, CHANNEL ISLANDS 0.3%
HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	3,900	4,182
HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	3,845

Total Jersey, Channel Islands (Cost $13,053)			8,027

LUXEMBOURG 0.2%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$6,000	5,203

Total Luxembourg (Cost $5,999)			5,203

NETHERLANDS 2.5%
Arena BV
3.363% due 12/17/2064	EUR	2,895	3,530
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,600	1,978
Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	1,736
Globaldrive BV
2.972% due 06/20/2015		5,618	7,478
3.132% due 06/20/2015		1,500	1,700
Netherlands Government Bond
4.000% due 01/15/2037		13,200	19,152
Rabobank Nederland NV
2.639% due 05/19/2010		$17,900	17,840
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009		1,400	1,401
6.125% due 08/17/2026		2,400	2,340

Total Netherlands (Cost $57,302)			57,155

NEW ZEALAND 0.6%
ANZ National International Ltd.
6.200% due 07/19/2013		$12,920	12,513

Total New Zealand (Cost $12,929)			12,513

NORWAY 0.5%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	8,000	11,375

Total Norway (Cost $12,311)			11,375

PORTUGAL 0.5%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	7,900	11,269

Total Portugal (Cost $12,410)			11,269

RUSSIA 0.5%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	523
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$11,921	10,312

Total Russia (Cost $12,575)			10,835

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	6,274

Total South Korea (Cost $8,161)			6,274

SPAIN 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	413
Bankinter S.A.
5.000% due 05/14/2010		5,200	7,309
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	4,459
Santander U.S. Debt S.A. Unipersonal
2.261% due 11/20/2009		4,000	3,951
Spain Government Bond
4.200% due 01/31/2037	EUR	600	837

Total Spain (Cost $20,300)			16,969

SWITZERLAND 3.0%
Credit Suisse New York
5.000% due 05/15/2013		$28,600	27,552
UBS AG
2.498% due 06/19/2010		11,500	11,499
5.750% due 04/25/2018		24,000	21,820
5.875% due 12/20/2017		7,500	6,902

Total Switzerland (Cost $71,394)			67,773

UNITED KINGDOM 7.0%
Barclays Bank PLC
6.050% due 12/04/2017		$20,100	17,761
7.434% due 09/29/2049		7,500	3,797
7.700% due 04/29/2049		6,300	4,175
8.250% due 02/28/2049	GBP	2,400	2,879
HBOS PLC
5.920% due 09/29/2049		$8,400	3,184
6.750% due 05/21/2018		4,000	3,526
HSBC Holdings PLC
6.500% due 05/02/2036		6,300	6,417
Opera Finance PLC
5.508% due 01/15/2015	EUR	4,350	4,763
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	5,995
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,285
6.250% due 05/06/2018		8,000	6,752
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	8,900	5,629
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	884
TI Group PLC
7.875% due 07/12/2010	GBP	8,000	12,058
United Kingdom Gilt
4.250% due 06/07/2032		27,700	41,905
4.250% due 03/07/2036		9,600	14,886
4.500% due 12/07/2042		500	818
4.750% due 12/07/2038		10,300	17,608
Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,146
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	313

Total United Kingdom (Cost $183,802)			156,781

UNITED STATES 92.8%
Asset-Backed Securities 6.6%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,415	3,104
Accredited Mortgage Loan Trust
0.521% due 02/25/2037		165	146
Amortizing Residential Collateral Trust
0.761% due 07/25/2032		8	5
1.171% due 10/25/2031		4	4
Argent Securities, Inc.
0.521% due 10/25/2036		1,393	1,329
Asset-Backed Funding Certificates
0.531% due 10/25/2036		873	850
0.821% due 06/25/2034		4,406	2,280
BA Credit Card Trust
1.775% due 04/15/2013		2,100	1,910
1.895% due 12/15/2014		7,500	6,252
2.395% due 12/16/2013		12,000	10,683
Bank One Issuance Trust
1.315% due 05/15/2014		100	86
Bear Stearns Asset-Backed Securities Trust
0.921% due 03/25/2043		19	19
Carrington Mortgage Loan Trust
0.791% due 10/25/2035		206	178
Chase Issuance Trust
1.185% due 07/15/2011		900	884
1.215% due 02/15/2012		300	293
1.215% due 03/15/2013		10,000	8,898
2.095% due 05/16/2011		7,800	7,685
CIT Group Home Equity Loan Trust
0.761% due 03/25/2033		8	7
Citibank Omni Master Trust
0.561% due 03/20/2013		15,700	15,556
Citigroup Mortgage Loan Trust, Inc.
0.541% due 05/25/2037 (k)		1,147	826
0.571% due 10/25/2036		331	304
Community Program Loan Trust
4.500% due 10/01/2018		479	480
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		547	397
6.681% due 12/01/2033		472	381
Countrywide Asset-Backed Certificates
0.521% due 03/25/2047		1,209	1,166
0.521% due 06/25/2047		169	155
0.531% due 09/25/2046		153	150
0.571% due 09/25/2047		5,348	4,696
0.651% due 09/25/2036		460	366
0.951% due 12/25/2031		3	2
CS First Boston Mortgage Securities Corp.
1.091% due 01/25/2032		3	1
Ford Credit Auto Owner Trust
1.215% due 12/15/2009		3	4
2.095% due 01/15/2011		15,200	14,755
2.615% due 06/15/2012		11,100	10,078
Fremont Home Loan Trust
0.541% due 02/25/2037		1,306	1,271
GSAMP Trust
0.761% due 03/25/2034		14	14
HFC Home Equity Loan Asset-Backed Certificates
0.858% due 09/20/2033		717	537
Home Equity Asset Trust
1.071% due 11/25/2032		1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037		551	129
HSI Asset Securitization Corp. Trust
0.581% due 04/25/2037		250	212
Indymac Residential Asset-Backed Trust
0.531% due 04/25/2037		136	127
Lehman XS Trust
0.541% due 05/25/2046		98	94
0.551% due 06/25/2046		112	109
0.551% due 11/25/2046		4,598	4,260
0.621% due 04/25/2037		8,194	5,876
0.701% due 06/25/2046		689	167
0.711% due 11/25/2046		751	162
0.791% due 11/25/2046		1,000	211
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034		360	123
MASTR Asset-Backed Securities Trust
0.531% due 11/25/2036		115	107
Merrill Lynch Mortgage Investors, Inc.
0.521% due 05/25/2037		95	92
0.541% due 08/25/2036		1,490	1,405
0.541% due 07/25/2037		2,653	2,504
0.551% due 09/25/2037		1,740	1,637
0.591% due 02/25/2037		220	188
Morgan Stanley ABS Capital I
0.531% due 05/25/2037		110	91
Morgan Stanley Home Equity Loan Trust
0.581% due 02/25/2036		297	294
Morgan Stanley Mortgage Loan Trust
0.831% due 04/25/2037		1,100	400
Nationstar Home Equity Loan Trust
0.531% due 06/25/2037		354	327
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047		320	260
Renaissance Home Equity Loan Trust
0.971% due 12/25/2033		977	743
Residential Asset Mortgage Products, Inc.
0.541% due 02/25/2037		230	202
0.551% due 10/25/2036		3,050	2,831
Residential Asset Securities Corp.
0.541% due 02/25/2037		280	245
0.551% due 10/25/2036		1,826	1,763
0.971% due 07/25/2032		54	27
SACO I, Inc.
0.531% due 05/25/2036		440	295
Saxon Asset Securities Trust
0.531% due 10/25/2046		2,487	2,386
0.991% due 08/25/2032		2	2
SBI HELOC Trust
0.641% due 08/25/2036		3,364	3,119
Sears Credit Account Master Trust
1.415% due 04/16/2013		400	393
Securitized Asset-Backed Receivables LLC Trust
0.511% due 01/25/2037		672	601
SLM Student Loan Trust
3.525% due 07/25/2017		192	186
3.545% due 10/26/2015		211	210
3.935% due 10/27/2014		2,911	2,826
4.035% due 10/25/2017		15,700	14,203
Soundview Home Equity Loan Trust
0.531% due 11/25/2036		127	117
0.551% due 01/25/2037		120	114
Structured Asset Securities Corp.
0.761% due 01/25/2033		13	10
0.871% due 05/25/2034		10	8
Washington Mutual Asset-Backed Certificates
0.531% due 10/25/2036		507	439
Wells Fargo Home Equity Trust
0.701% due 10/25/2035		1,862	1,709
0.711% due 11/25/2035		1,663	1,600

			148,557

Bank Loan Obligations 0.8%
Daimler Finance North America LLC
6.000% due 08/03/2012		21,819	11,471
Ford Motor Co.
5.000% due 12/16/2013		755	308
Georgia-Pacific Corp.
2.082% due 12/20/2012		96	79
3.459% due 12/20/2012		86	70
3.689% due 12/20/2012		2,429	1,995
HCA, Inc.
3.709% due 11/18/2013		4,028	3,185

			17,108

Corporate Bonds & Notes 35.3%
Ace INA Holdings, Inc.
5.600% due 05/15/2015		1,500	1,363
5.875% due 06/15/2014		1,000	932
Allstate Life Global Funding II
2.822% due 05/21/2010		17,700	15,821
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		6,800	6,700
American Express Bank FSB
1.589% due 06/12/2012		3,500	2,885
5.500% due 04/16/2013		13,700	12,989
American Express Co.
7.000% due 03/19/2018		15,500	15,699
American Express Credit Corp.
1.871% due 05/27/2010		9,900	9,149
5.875% due 05/02/2013		4,100	3,940
American International Group, Inc.
4.250% due 05/15/2013		1,100	811
4.875% due 03/15/2067	EUR	5,200	1,952
5.850% due 01/16/2018		$7,900	5,304
8.000% due 05/22/2038	EUR	18,700	8,578
8.175% due 05/15/2058		$12,900	5,025
8.250% due 08/15/2018		5,000	3,665
AT&T, Inc.
6.300% due 01/15/2038 (f)		2,900	3,076
AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,421
7.125% due 08/01/2018		700	642
Bank of America Corp.
4.750% due 05/23/2017	EUR	8,700	10,633
5.079% due 10/14/2016		$1,600	1,146
8.000% due 12/29/2049		19,300	13,902
8.125% due 12/29/2049		13,200	9,890
Bank of America N.A.
2.835% due 05/12/2010		500	490
Bear Stearns Cos. LLC
6.950% due 08/10/2012		11,900	12,369
7.250% due 02/01/2018		20,000	21,954
BellSouth Corp.
5.200% due 09/15/2014 (f)		1,400	1,365
Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,322
Cameron International Corp.
6.375% due 07/15/2018		6,000	5,287
CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,019
Charter One Bank N.A.
3.585% due 04/24/2009		9,000	8,871
CIT Group, Inc.
2.302% due 06/08/2009		7,500	7,322
Citigroup Funding, Inc.
3.556% due 05/07/2010		8,300	7,872
4.309% due 10/22/2009		3,800	3,683
Citigroup, Inc.
2.386% due 05/18/2010		7,220	6,671
5.500% due 04/11/2013		12,900	12,572
6.000% due 08/15/2017		9,400	9,372
6.125% due 11/21/2017		19,800	20,043
6.125% due 05/15/2018		16,100	16,308
8.400% due 04/29/2049		5,100	3,374
Clorox Co.
5.450% due 10/15/2012 (f)		2,600	2,589
CNA Financial Corp.
5.850% due 12/15/2014		6,000	4,389
6.000% due 08/15/2011		2,000	1,655
Comcast Corp.
5.119% due 07/14/2009		7,600	7,497
Computer Sciences Corp.
6.500% due 03/15/2018		5,600	4,832
ConocoPhillips Australia Funding Co.
4.420% due 04/09/2009		5,548	5,542
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,600	2,623
Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,656
CVS Caremark Corp.
2.502% due 06/01/2010		5,900	5,431
5.750% due 08/15/2011		700	703
Daimler Finance North America LLC
2.346% due 03/13/2009		5,800	5,797
4.875% due 06/15/2010		700	635
5.750% due 09/08/2011		1,100	930
Edison Mission Energy
7.000% due 05/15/2017		300	262
Erac USA Finance Co.
6.375% due 10/15/2017		1,300	904
Exelon Corp.
4.900% due 06/15/2015		2,300	1,888
General Electric Capital Corp.
2.096% due 06/15/2009		500	491
3.053% due 05/22/2013		6,400	5,393
5.875% due 01/14/2038		12,000	11,787
6.375% due 11/15/2067		5,100	3,210
GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018 (f)		4,800	5,051
GMAC LLC
4.750% due 09/14/2009	EUR	2,300	1,647
6.750% due 12/01/2014		$3,200	2,190
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	4,800	3,172
5.375% due 02/15/2013	EUR	3,800	4,806
5.950% due 01/18/2018		$5,000	4,749
6.150% due 04/01/2018		7,000	6,738
6.250% due 09/01/2017		22,500	21,853
HCP, Inc.
5.650% due 12/15/2013		8,000	4,785
5.950% due 09/15/2011		700	580
6.700% due 01/30/2018		2,900	1,392
HJ Heinz Finance Co.
6.000% due 03/15/2012 (f)		3,700	3,731
Home Depot, Inc.
2.046% due 12/16/2009		5,700	5,386
5.400% due 03/01/2016		8,000	7,170
HRPT Properties Trust
5.750% due 11/01/2015		8,250	4,395
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	5,623
5.400% due 02/15/2012		2,400	1,677
6.625% due 11/15/2013		8,000	5,395
JCPenney Corp., Inc.
8.000% due 03/01/2010		2,200	2,136
JPMorgan Chase & Co.
1.926% due 05/07/2010		12,000	11,713
5.058% due 02/22/2021	CAD	3,100	2,265
6.000% due 01/15/2018		$12,050	12,741
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	7,864
JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,000	2,543
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	5,178
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	6,488
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	1,040
6.875% due 05/02/2018 (a)		14,600	1,460
Lennar Corp.
5.950% due 10/17/2011		700	539
Loews Corp.
5.250% due 03/15/2016		800	723
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		700	664
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,850
Masco Corp.
5.875% due 07/15/2012		700	574
6.125% due 10/03/2016 (f)		30,000	20,619
Maytag Corp.
5.000% due 05/15/2015		2,200	1,754
McKesson Corp.
5.700% due 03/01/2017		1,900	1,721
Merck & Co., Inc.
4.750% due 03/01/2015 (f)		2,200	2,178
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009		1,000	970
4.485% due 05/12/2010 (f)		27,800	26,797
6.875% due 04/25/2018 (f)		22,200	23,262
Metropolitan Life Global Funding I
2.189% due 05/17/2010		6,000	5,384
5.125% due 04/10/2013		12,800	11,938
Midwest Generation LLC
8.300% due 07/02/2009		460	457
Morgan Stanley
2.556% due 05/07/2009		6,000	5,903
4.232% due 05/14/2010		16,300	15,178
4.952% due 10/18/2016		2,200	1,516
5.232% due 10/15/2015		7,200	4,939
6.000% due 04/28/2015		21,000	18,140
6.250% due 08/28/2017		1,200	1,024
NGPL PipeCo. LLC
7.119% due 12/15/2017		400	361
7.768% due 12/15/2037		7,700	6,288
NiSource Finance Corp.
5.400% due 07/15/2014		800	548
PPG Industries, Inc.
6.650% due 03/15/2018		8,000	7,894
President and Fellows of Harvard College
6.000% due 01/15/2019		4,000	4,340
6.500% due 01/15/2039		6,200	6,781
Pricoa Global Funding I
3.010% due 06/04/2010		35,000	30,905
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,500	5,157
ProLogis
5.625% due 11/15/2015		8,000	3,986
Prudential Financial, Inc.
6.625% due 12/01/2037		8,900	6,083
Qwest Corp.
5.246% due 06/15/2013		1,500	1,125
Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,098
Reynolds American, Inc.
7.250% due 06/01/2013		8,000	7,187
Sara Lee Corp.
6.250% due 09/15/2011 (f)		1,600	1,585
Sealed Air Corp.
5.625% due 07/15/2013		2,300	1,902
Simon Property Group LP
6.125% due 05/30/2018		8,000	5,414
Southwest Airlines Co.
5.125% due 03/01/2017		3,300	2,390
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	2,322
8.750% due 03/15/2032		1,100	744
State Street Capital Trust IV
2.996% due 06/15/2037		5,900	2,604
Target Corp.
7.000% due 01/15/2038		6,300	5,856
Time Warner, Inc.
2.405% due 11/13/2009		8,500	8,183
Tyco International Ltd.
7.000% due 12/15/2019		7,500	6,172
U.S. Bancorp
0.501% due 04/28/2009		3,018	3,009
United Airlines, Inc.
9.060% due 06/17/2015 (a)		175	1
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	864
Valero Energy Corp.
6.125% due 06/15/2017		2,000	1,709
Verizon Communications, Inc.
6.100% due 04/15/2018 (f)		5,200	5,190
Viacom, Inc.
5.750% due 04/30/2011		2,800	2,544
Wachovia Corp.
5.500% due 05/01/2013		12,600	12,471
Wells Fargo & Co.
4.375% due 01/31/2013		7,000	6,861
Wyeth
6.950% due 03/15/2011 (f)		1,900	1,980
Xerox Corp.
9.750% due 01/15/2009 (f)		2,400	2,398

			791,481

Mortgage-Backed Securities 12.7%
Adjustable Rate Mortgage Trust
5.135% due 09/25/2035		627	378
American Home Mortgage Assets
0.661% due 09/25/2046		2,930	1,167
0.701% due 09/25/2046		801	200
3.176% due 11/25/2046		7,400	2,518
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,103	768
Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,100	873
5.421% due 04/10/2049		6,537	6,060
Banc of America Funding Corp.
5.979% due 10/20/2046		4,672	2,090
6.124% due 01/20/2047		872	470
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		2,645	2,236
BCAP LLC Trust
0.641% due 01/25/2037		11,853	4,865
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		5,358	4,500
4.125% due 03/25/2035		11,850	9,778
4.468% due 05/25/2034		2,000	1,474
4.550% due 08/25/2035		4,319	3,552
4.625% due 10/25/2035		7,415	5,687
4.630% due 05/25/2034		598	595
4.644% due 10/25/2033		970	857
5.046% due 02/25/2034		111	71
5.605% due 02/25/2033		135	109
5.729% due 02/25/2036		1,201	643
Bear Stearns Alt-A Trust
5.495% due 09/25/2035		4,524	2,111
5.569% due 11/25/2035		212	148
5.747% due 11/25/2036		3,136	1,465
5.752% due 11/25/2036		6,265	2,924
5.835% due 02/25/2036		7,184	3,554
5.892% due 11/25/2036		1,763	837
6.250% due 08/25/2036		4,415	1,984
Bear Stearns Commercial Mortgage Securities
1.305% due 03/15/2019		147	124
5.540% due 09/11/2041		2,600	2,047
Bella Vista Mortgage Trust
0.758% due 05/20/2045		75	36
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021		24	21
5.700% due 12/10/2049		3,900	2,202
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		3,078	2,321
4.248% due 08/25/2035		3,425	2,805
4.900% due 10/25/2035		10,421	6,588
5.664% due 07/25/2046		5,411	2,758
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		11,800	8,274
Commercial Mortgage Pass-Through Certificates
2.110% due 02/05/2019		300	238
Countrywide Alternative Loan Trust
0.671% due 05/25/2036		150	61
0.681% due 05/25/2035		3,276	1,507
0.681% due 07/25/2046		3,132	1,350
0.702% due 12/20/2046		5,034	2,195
0.718% due 03/20/2046		171	71
0.721% due 09/25/2046		1,700	196
0.731% due 07/25/2046		1,300	133
0.751% due 02/25/2037		139	69
0.788% due 09/20/2046		1,700	180
0.821% due 05/25/2037		1,767	715
0.821% due 06/25/2037		956	340
0.891% due 12/25/2035		858	249
3.756% due 11/25/2035		1,410	718
4.296% due 11/25/2035		1,120	582
5.250% due 06/25/2035		1,063	711
6.000% due 10/25/2032		29	26
6.000% due 01/25/2037		4,289	2,317
6.000% due 04/25/2037		4,859	2,587
6.250% due 08/25/2037		1,376	682
Countrywide Home Loan Mortgage Pass-Through Trust
0.761% due 04/25/2035		247	114
0.791% due 03/25/2035		2,382	1,080
0.801% due 02/25/2035		202	103
0.811% due 02/25/2035		240	119
0.811% due 03/25/2036		1,201	297
4.121% due 11/19/2033		127	101
4.740% due 08/25/2034		327	165
5.231% due 01/20/2035		833	534
5.250% due 02/20/2036		2,102	1,152
5.542% due 04/20/2036		1,264	733
6.086% due 09/25/2047		3,709	1,906
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		11,200	8,724
6.500% due 07/26/2036		1,540	1,112
CS First Boston Mortgage Securities Corp.
1.121% due 03/25/2034		611	341
4.626% due 08/25/2033		869	709
5.047% due 07/25/2033		111	95
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047		382	340
0.571% due 10/25/2036		2,032	1,887
5.500% due 12/25/2035		1,600	866
6.300% due 07/25/2036		1,600	764
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033		163	158
4.741% due 12/25/2033		690	558
5.354% due 08/25/2035		552	392
6.250% due 08/25/2017		1,345	1,331
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		1,000	940
GMAC Mortgage Corp. Loan Trust
4.287% due 06/25/2034		129	69
5.500% due 09/25/2034		1,588	1,416
Greenpoint Mortgage Funding Trust
0.651% due 01/25/2037		2,533	1,058
0.671% due 12/25/2046		1,500	164
0.681% due 04/25/2036		1,417	576
0.691% due 06/25/2045		813	368
0.741% due 11/25/2045		176	81
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033		116	90
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		284	210
GSR Mortgage Loan Trust
4.496% due 03/25/2033		908	771
4.540% due 09/25/2035		901	666
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		2,100	1,882
0.698% due 08/21/2036		3,329	1,355
0.771% due 09/19/2037		1,440	610
0.771% due 01/19/2038		8,311	3,322
0.801% due 05/19/2035		1,501	702
0.821% due 03/19/2036		398	170
0.951% due 02/19/2034		13	10
5.129% due 05/19/2033		1,230	975
5.142% due 07/19/2035		269	146
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		6,477	2,800
Indymac Index Mortgage Loan Trust
0.681% due 05/25/2046		2,455	998
0.711% due 06/25/2037		471	168
0.761% due 11/25/2036		1,802	351
5.000% due 08/25/2035		876	403
5.055% due 12/25/2034		374	257
5.404% due 09/25/2035		886	423
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		2,706	2,148
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		500	377
5.429% due 12/12/2043		4,000	3,048
JPMorgan Mortgage Trust
4.375% due 11/25/2033		861	686
5.024% due 02/25/2035		2,683	2,018
5.368% due 08/25/2035		1,400	828
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		175	171
Lehman XS Trust
0.551% due 07/25/2046		617	607
Luminent Mortgage Trust
0.641% due 12/25/2036		10,077	4,443
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		747	294
0.811% due 05/25/2047		1,500	111
4.143% due 07/25/2034		472	444
MASTR Alternative Loans Trust
0.871% due 03/25/2036		996	314
MASTR Asset Securitization Trust
5.500% due 11/25/2017		339	336
Mellon Residential Funding Corp.
1.635% due 12/15/2030		18	15
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		3,800	2,821
5.414% due 07/12/2046		100	79
5.957% due 08/12/2049		9,802	7,528
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		10,726	5,733
0.721% due 08/25/2036		792	376
5.541% due 02/25/2033		327	279
Merrill Lynch Mortgage Trust
3.585% due 10/12/2041		69	68
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		2,214	1,590
1.575% due 03/15/2025		24	17
2.395% due 10/25/2035		3,544	2,639
3.819% due 10/25/2035		6,818	5,205
Morgan Stanley Capital I
5.387% due 03/12/2044		1,000	812
5.692% due 04/15/2049		1,500	1,130
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		490	271
5.549% due 02/25/2036		908	406
5.820% due 03/25/2047		1,300	888
6.138% due 03/25/2047		1,100	593
Residential Accredit Loans, Inc.
0.621% due 02/25/2047		3,404	1,174
0.651% due 06/25/2046		7,690	3,151
0.681% due 04/25/2046		193	81
0.776% due 09/25/2046		2,200	208
5.669% due 09/25/2035		1,184	656
Residential Asset Securitization Trust
0.921% due 12/25/2036		839	375
5.750% due 02/25/2036		1,595	1,074
6.250% due 10/25/2036		1,000	397
6.500% due 08/25/2036		1,500	446
Residential Funding Mortgage Securities I
5.210% due 09/25/2035		612	382
Structured Adjustable Rate Mortgage Loan Trust
0.691% due 05/25/2037		236	102
3.453% due 01/25/2035		82	36
4.590% due 04/25/2034		1,368	805
5.365% due 02/25/2034		582	353
6.000% due 10/25/2037		1,194	496
Structured Asset Mortgage Investments, Inc.
0.571% due 09/25/2047		352	325
0.661% due 07/25/2046		2,291	1,003
0.691% due 05/25/2036		6,472	2,607
0.691% due 09/25/2047		200	37
0.701% due 05/25/2045		1,069	510
0.721% due 09/25/2047		812	197
0.781% due 12/25/2035		75	36
0.831% due 07/19/2035		7,242	4,428
0.871% due 07/19/2034		35	19
3.979% due 08/25/2047		3,817	1,611
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		200	138
Thornburg Mortgage Securities Trust
0.591% due 09/25/2046		4,777	3,966
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021		7,136	5,461
WaMu Mortgage Pass-Through Certificates
0.691% due 07/25/2046		881	501
0.701% due 04/25/2045		2,470	1,172
0.731% due 11/25/2045		554	273
0.741% due 12/25/2045		1,969	929
0.761% due 10/25/2045		238	131
0.781% due 01/25/2045		500	258
0.791% due 01/25/2045		334	169
1.011% due 12/25/2027		1,356	1,125
1.928% due 11/25/2034		1,859	623
2.956% due 02/25/2047		2,512	936
2.996% due 01/25/2047		2,288	846
3.016% due 04/25/2047		4,757	2,095
3.076% due 12/25/2046		7,691	2,890
3.236% due 06/25/2046		4,036	1,760
3.256% due 02/25/2046		131	56
3.656% due 06/25/2042		276	202
3.656% due 08/25/2042		137	97
3.680% due 05/25/2041		50	44
4.138% due 08/25/2034		3,682	2,809
4.229% due 03/25/2034		2,198	1,806
4.269% due 07/25/2046		1,483	1,241
4.269% due 10/25/2046		3,132	1,255
4.565% due 06/25/2033		296	266
4.566% due 09/25/2033		27,598	24,114
5.526% due 04/25/2037		4,142	2,188
5.606% due 12/25/2036		4,434	2,207
5.706% due 02/25/2037		3,324	1,817
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.721% due 07/25/2046		485	149
3.196% due 07/25/2046		1,400	522
3.226% due 05/25/2046		4,136	1,769
Washington Mutual MSC Mortgage Pass-Through Certificates
5.858% due 02/25/2033		14	11
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,802	3,810
5.205% due 04/25/2036		1,481	994
5.775% due 04/25/2036		1,120	411

			284,404

Municipal Bonds & Notes 2.5%
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		5,600	4,552
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.386% due 01/01/2014		630	473
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021		3,000	3,017
6.899% due 12/01/2040		11,700	12,007
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		6,900	5,115
5.000% due 06/01/2038		4,600	3,367
Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025		2,700	2,694
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		895	648
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		9,700	9,103
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,400	1,926
5.000% due 06/01/2041		500	243
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.156% due 12/15/2013		330	239
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030		2,300	2,070
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		5,000	2,414
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		2,000	71
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		7,500	6,883
South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023		1,500	1,426

			56,248

U.S. Government Agencies 31.0%
Fannie Mae
0.531% due 07/25/2037		4,646	4,116
0.591% due 03/25/2034		34	33
0.621% due 08/25/2034		26	24
0.671% due 10/27/2037		15,400	13,099
0.721% due 06/25/2044		13	13
0.871% due 06/25/2029 (f)		36	34
3.678% due 06/01/2043 - 10/01/2044 (f)		697	687
3.682% due 06/01/2035 (f)		207	202
3.948% due 03/01/2033 (f)		260	259
4.000% due 02/01/2014 - 04/01/2014 (f)		3,597	3,650
4.500% due 02/01/2013 - 05/01/2013 (f)		3,594	3,672
4.500% due 02/01/2039		3,000	3,028
4.521% due 11/01/2034 (f)		4,100	4,033
4.818% due 09/01/2035 (f)		982	991
4.880% due 12/01/2015 (f)		1,882	1,914
4.938% due 12/01/2034 (f)		204	205
4.990% due 10/01/2015 (f)		20,294	20,759
5.000% due 02/01/2013 - 05/01/2038 (f)		12,135	12,292
5.055% due 11/01/2015 (f)(g)		10,353	10,625
5.131% due 12/01/2036 (f)		365	365
5.140% due 11/01/2015 (f)(g)		3,380	3,483
5.180% due 11/01/2015 (f)(g)		3,237	3,342
5.220% due 12/01/2015 (f)		13,200	13,654
5.243% due 05/01/2026 (f)		28	28
5.360% due 01/01/2016		991	1,032
5.490% due 10/01/2015 (f)		641	672
5.500% due 05/25/2027 - 02/01/2048 (f)		303,235	311,096
5.500% due 10/01/2028 - 01/01/2039		11,540	11,830
5.700% due 08/01/2018		3,741	3,839
6.000% due 01/01/2023 - 10/01/2037 (f)		24,131	24,901
6.000% due 02/01/2029 - 07/25/2044		2,837	2,918
6.500% due 09/01/2024 - 10/01/2037 (f)		7,240	7,535
6.500% due 06/25/2044		63	64
Federal Housing Administration
6.896% due 07/01/2020		1,119	1,127
7.430% due 09/01/2022 - 11/01/2022		82	83
Freddie Mac
0.731% due 08/25/2031		63	56
1.545% due 12/15/2030 (f)		474	466
1.645% due 12/15/2031 (f)		154	151
4.500% due 07/15/2018 (f)		2,322	2,359
4.884% due 10/01/2035 (f)		831	824
4.887% due 11/01/2035 (f)		964	975
5.000% due 11/15/2021		1,459	1,465
5.000% due 03/15/2025 - 12/15/2031 (f)		6,753	6,830
5.026% due 08/01/2035 (f)		1,121	1,127
5.099% due 10/01/2035 (f)		957	971
5.110% due 06/01/2024 (f)		61	60
5.226% due 03/01/2036 (f)		1,046	1,058
5.334% due 09/01/2035 (f)		198	200
5.500% due 06/01/2036 (f)		3,718	3,813
5.500% due 01/01/2039		86,500	88,541
6.000% due 09/01/2021 - 11/01/2023 (f)		4,700	4,872
6.000% due 01/01/2039		1,700	1,753
7.000% due 09/01/2036 (f)		5,230	5,327
Ginnie Mae
4.500% due 09/15/2033		39	40
5.125% due 10/20/2029		39	38
6.000% due 08/20/2034 - 09/20/2038 (f)		10,385	10,680
6.000% due 07/20/2038 - 01/01/2039		90,263	93,133
Small Business Administration
4.625% due 02/01/2025		866	867
4.754% due 08/10/2014		49	49
5.110% due 04/01/2025		1,880	1,924

			693,184

U.S. Treasury Obligations 3.9%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013		32,472	30,583
U.S. Treasury Notes
4.250% due 08/15/2013		50,000	56,867

			87,450

Total United States (Cost $2,371,035)			2,078,432

SHORT-TERM INSTRUMENTS 12.2%
Repurchase Agreements 7.0%
JPMorgan Chase Bank N.A.
0.010% due 01/07/2009		6,345	6,345
(Dated 12/10/2008. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2013 valued at $6,394. Repurchase proceeds are $6,345.)
0.010% due 01/09/2009		66,372	66,372
(Dated 12/08/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2013 valued at $67,476. Repurchase proceeds are $66,372.)
0.020% due 01/02/2009		22,000	22,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $22,221. Repurchase proceeds are $22,000.)
0.030% due 01/07/2009		56,938	56,938
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 08/15/2013 valued at $57,637. Repurchase proceeds are $56,938.) UBS Securities LLC
0.040% due 01/02/2009		4,900	4,900
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 0.000% due 03/18/2013 valued at $5,055. Repurchase proceeds are $4,900.)

			156,555

U.S. Cash Management Bills 0.9%
0.735% due 04/29/2009 - 05/15/2009 (b)(d)		19,310	19,193

U.S. Treasury Bills 4.3%
0.159% due 01/15/2009 - 06/11/2009 (b)(d)		96,765	96,406

Total Short-Term Instruments (Cost $272,604)			272,154

Purchased Options (i) 2.3% (Cost $12,175)			50,897
Total Investments 174.2% (Cost $4,123,706)			$3,902,377
Written Options (j) (3.0%) (Premiums $17,181)			(66,179)
Other Assets and Liabilities (Net) (71.2%)			(1,596,642)

Net Assets 100.0%			$2,239,556

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $93,796 and cash of $10,500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Cash of $842 has been pledged as collateral for delayed-delivery securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $434,429 at a weighted average interest rate of 2.630%. On December 31, 2008, securities valued at $560,852 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $14,137 and cash of $18,857 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	643	$1,500
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	945	457
90-Day Eurodollar December Futures	Long	12/2009	5,929	25,899
90-Day Eurodollar June Futures	Long	06/2010	1,586	4,627
90-Day Eurodollar March Futures	Long	03/2010	2,209	6,890
90-Day Eurodollar September Futures	Long	09/2010	129	485
Canada Government 10-Year Bond March Futures	Long	03/2009	169	1,000
Euro-Bobl March Futures	Short	03/2009	74	(110)
Euro-Bobl March Futures Call Options Strike @ EUR 135.000	Long	03/2009	1,095	(21)
Euro-Bobl March Futures Call Options Strike @ EUR 140.000	Long	03/2009	860	(6)
Euro-Bobl March Futures Call Options Strike @ EUR 143.000	Long	03/2009	74	0
Euro-Bund 10-Year Bond March Futures	Short	03/2009	488	(1,746)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 155.000	Long	03/2009	868	(11)
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 100.000	Long	03/2009	238	0
Euro-Schatz March Futures	Long	03/2009	85	86
Euro-Schatz March Futures	Short	03/2009	85	(40)
Euro-Schatz March Futures Call Options Strike @ EUR 120.000	Long	03/2009	100	(1)
Euro-Schatz March Futures Put Options Strike @ EUR 100.000	Long	03/2009	286	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,264	697
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2010	16	(8)
United Kingdom Government 10-Year Bond March Futures	Long	03/2009	313	3,300
United Kingdom Government 10-Year Bond March Futures	Short	03/2009	7	(71)

				$43,201

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%)	06/20/2014	1.000%		$1,000	$31	$0	$31
Ace INA Holdings, Inc.	DUB	(0.610%)	06/20/2015	1.000%		1,500	34	0	34
Akzo Nobel NV	DUB	(0.290%)	06/20/2012	1.720%	EUR	1,700	105	0	105
Alcan, Inc.	BOA	(0.290%)	03/20/2011	2.566%		$2,600	126	0	126
AutoZone, Inc.	BOA	(0.600%)	06/20/2017	1.384%		1,100	60	0	60
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	1.500%		1,600	48	0	48
AutoZone, Inc.	GSC	(0.860%)	06/20/2013	1.500%		6,000	155	0	155
AutoZone, Inc.	GSC	(1.090%)	09/20/2018	1.358%		700	14	0	14
AutoZone, Inc.	JPM	(0.600%)	06/20/2017	1.384%		1,900	104	0	104
AutoZone, Inc.	RBS	(0.850%)	06/20/2013	1.500%		1,000	26	0	26
Bank of America Corp.	CITI	(0.170%)	12/20/2016	1.140%		1,600	107	0	107
Bank of America Corp.	DUB	(1.720%)	12/20/2013	1.188%		4,000	(100)	0	(100)
Barclays Bank PLC	RBS	(2.600%)	12/20/2013	1.620%		5,000	(226)	0	(226)
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	2.350%		6,900	(17)	0	(17)
Bear Stearns Cos., Inc.	BNP	(2.180%)	03/20/2018	1.113%		15,500	(1,307)	0	(1,307)
Bear Stearns Cos., Inc.	DUB	(0.770%)	03/20/2018	1.113%		4,000	106	0	106
Bear Stearns Cos., Inc.	RBS	(2.223%)	03/20/2018	1.113%		500	(44)	0	(44)
BellSouth Corp.	DUB	(0.395%)	09/20/2014	0.910%		1,400	38	0	38
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	2.488%		2,700	68	0	68
Cameron International Corp.	DUB	(0.770%)	09/20/2018	3.745%		6,000	1,209	0	1,209
CenturyTel, Inc.	BOA	(0.595%)	06/20/2017	1.500%		2,800	180	0	180
Citigroup, Inc.	BCLY	(3.600%)	12/20/2013	1.900%		7,000	(538)	0	(538)
Citigroup, Inc.	BCLY	(3.000%)	12/20/2013	1.900%		3,800	(190)	0	(190)
Citigroup, Inc.	BCLY	(2.700%)	12/20/2018	1.751%		2,000	(151)	0	(151)
Citigroup, Inc.	CSFB	(3.550%)	12/20/2013	1.900%		3,900	(291)	0	(291)
CNA Financial Corp.	BOA	(0.940%)	12/20/2014	3.758%		6,000	790	0	790
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	4.583%		2,000	200	0	200
Compass Group PLC	MLP	(0.390%)	06/20/2012	0.904%	EUR	1,600	36	0	36
Computer Sciences Corp.	BCLY	(0.760%)	03/20/2018	1.000%		$1,000	19	0	19
Computer Sciences Corp.	GSC	(1.180%)	03/20/2018	1.000%		4,600	(67)	0	(67)
Cox Communications, Inc.	MSC	(0.200%)	03/20/2011	1.947%		1,700	63	0	63
Credit Suisse GP Fin	DUB	(2.000%)	06/20/2013	1.807%		28,600	(253)	0	(253)
CVS Caremark Corp.	RBS	(0.240%)	09/20/2011	0.945%		700	13	0	13
Daimler Canada Finance, Inc.	RBC	(0.350%)	06/20/2009	6.388%		2,000	56	0	56
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	6.244%		700	54	0	54
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	5.362%		1,100	122	0	122
Deutsche Bank AG	BNP	(0.920%)	06/20/2013	1.307%		2,700	42	0	42
Erac USA Finance Co.	GSC	(0.800%)	12/20/2017	7.262%		1,300	438	0	438
Exelon Corp.	MLP	(0.520%)	06/20/2015	4.783%		2,300	471	0	471
GlobalSantaFe Corp.	WAC	(0.520%)	06/20/2012	0.830%		1,400	14	0	14
Goldman Sachs Group, Inc.	CITI	(1.130%)	03/20/2018	2.580%		5,000	500	0	500
Goldman Sachs Group, Inc.	CITI	(1.370%)	06/20/2018	2.570%		3,800	320	0	320
Goldman Sachs Group, Inc.	CITI	(1.100%)	06/20/2018	2.570%		2,500	258	0	258
Goldman Sachs Group, Inc.	JPM	(1.470%)	06/20/2018	2.570%		5,700	439	0	439
Goldman Sachs Group, Inc.	UBS	(0.310%)	06/20/2016	2.668%		1,200	167	0	167
H.J. Heinz Finance Co.	JPM	(0.370%)	03/20/2012	0.950%		800	14	0	14
H.J. Heinz Finance Co.	RBS	(0.306%)	03/20/2012	0.950%		2,900	57	0	57
HCP, Inc.	BCLY	(1.150%)	03/20/2018	10.315%		2,900	1,061	0	1,061
HCP, Inc.	JPM	(0.610%)	09/20/2011	15.350%		700	193	0	193
HCP, Inc.	MSC	(2.030%)	12/20/2013	13.013%		8,000	2,458	0	2,458
Home Depot, Inc.	BCLY	(1.150%)	03/20/2016	2.380%		8,000	561	0	561
HRPT Properties Trust	MSC	(1.960%)	12/20/2015	14.052%		8,250	3,025	0	3,025
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	9.769%		2,400	546	0	546
International Lease Finance Corp.	JPM	(1.620%)	06/20/2012	9.521%		8,000	1,585	0	1,585
International Lease Finance Corp.	MSC	(1.590%)	12/20/2013	8.340%		8,000	1,776	0	1,776
JC Penney Corp., Inc.	DUB	(0.270%)	03/20/2010	4.937%		2,600	142	0	142
JPMorgan Chase & Co.	BOA	(0.750%)	03/20/2018	1.113%		5,200	146	0	146
JPMorgan Chase & Co.	CSFB	(1.500%)	12/20/2013	1.146%		4,300	(73)	0	(73)
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	1.113%		3,600	104	0	104
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.113%		200	6	0	6
JPMorgan Chase & Co.	RBC	(0.310%)	03/20/2016	1.383%		1,900	131	0	131
Koninklijke DSM NV	GSC	(0.365%)	06/20/2012	1.653%	EUR	1,800	101	0	101
Lennar Corp.	MLP	(5.750%)	12/20/2012	6.169%		$700	8	0	8
Loews Corp.	BOA	(0.120%)	06/20/2012	0.708%		500	10	0	10
Loews Corp.	JPM	(0.330%)	03/20/2016	0.869%		800	28	0	28
Macy’s Retail Holdings, Inc.	BOA	(0.190%)	09/20/2009	7.694%		700	36	0	36
Masco Corp.	CITI	(1.910%)	12/20/2016	4.240%		30,000	3,702	0	3,702
Masco Corp.	MSC	(0.580%)	09/20/2012	4.800%		700	91	0	91
Maytag Corp.	JPM	(0.460%)	06/20/2015	1.250%		2,200	101	0	101
McKesson Corp.	BOA	(0.380%)	03/20/2017	0.682%		1,900	42	0	42
Merck & Co., Inc.	RBS	(0.550%)	03/20/2015	0.714%		2,700	25	0	25
Merrill Lynch & Co., Inc.	DUB	(1.540%)	06/20/2018	1.363%		10,000	(142)	0	(142)
Morgan Stanley	JPM	(1.350%)	12/20/2015	3.705%		7,200	882	0	882
Morgan Stanley	RBS	(0.320%)	12/20/2016	3.579%		2,200	414	0	414
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	6.165%		800	186	0	186
Pearson Dollar Finance PLC	MSC	(0.540%)	06/20/2014	1.605%		6,800	348	0	348
Pearson Dollar Finance Two PLC	BCLY	(0.610%)	06/20/2013	1.703%		2,500	110	0	110
Pearson Dollar Finance Two PLC	BCLY	(0.880%)	06/20/2018	1.413%		8,000	315	0	315
PPG Industries, Inc.	CSFB	(0.830%)	03/20/2018	2.550%		8,000	969	0	969
Progress Energy, Inc.	MSC	(0.105%)	06/20/2012	0.730%		2,000	42	0	42
Prologis	BOA	(1.480%)	12/20/2015	12.932%		8,000	2,941	0	2,941
RadioShack Corp.	DUB	(1.400%)	06/20/2013	2.050%		6,400	163	0	163
RadioShack Corp.	GSC	(1.410%)	06/20/2013	2.050%		7,800	195	0	195
Reynolds American, Inc.	BCLY	(1.200%)	06/20/2013	4.050%		8,000	860	0	860
Sara Lee Corp.	CITI	(0.330%)	09/20/2011	0.716%		1,600	16	0	16
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.716%		400	1	0	1
Sealed Air Corp.	CSFB	(0.500%)	09/20/2013	5.000%		2,300	393	0	393
Simon Property Group LP	DUB	(0.947%)	06/20/2018	6.355%		8,000	2,346	0	2,346
Smith Group PLC	RBS	(0.530%)	09/20/2010	2.158%	GBP	8,000	302	0	302
Southwest Airlines Co.	BCLY	(0.640%)	03/20/2017	4.256%		$3,300	690	0	690
Sprint Capital Corp.	MLP	(0.460%)	03/20/2012	12.271%		3,700	979	0	979
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.340%		1,000	44	0	44
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	2.386%		6,000	348	0	348
Tyco International Ltd.	BOA	(1.120%)	12/20/2019	2.088%		7,500	590	0	590
UBS Warburg LLC	BCLY	(2.150%)	12/20/2013	2.037%		1,900	(15)	0	(15)
UBS Warburg LLC	BCLY	(1.820%)	12/20/2013	2.037%	EUR	12,300	136	0	136
United Utilities PLC	DUB	(0.235%)	06/20/2012	1.250%		1,800	80	0	80
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	2.600%		$1,000	81	0	81
Valero Energy Corp.	CITI	(1.120%)	06/20/2017	3.492%		2,000	297	0	297
Viacom, Inc.	MSC	(0.640%)	06/20/2011	3.701%		700	49	0	49
Vivendi	JPM	(1.500%)	06/20/2018	2.613%		6,400	487	0	487
Vivendi	RBS	(3.100%)	06/20/2013	2.996%		1,440	(8)	0	(8)
Wells Fargo & Co.	RBS	(1.750%)	12/20/2013	1.197%		3,200	(84)	0	(84)
Wolters Kluwer NV	DUB	(0.330%)	06/20/2012	1.325%	EUR	1,500	65	0	65
Wyeth	CSFB	(0.570%)	03/20/2011	0.507%		$1,900	(3)	0	(3)
Xerox Corp.	MLP	(0.130%)	01/20/2009	3.615%		2,700	4	0	4
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	10.143%		500	117	0	117

							$33,303	$0	$33,303

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.250%		$3,500	$(85)	$0	$(85)
Berkshire Hathaway Finance Corp.	GSC	0.980%	09/20/2013	3.244%		2,900	(263)	0	(263)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2013	3.244%		3,600	(323)	0	(323)
Brazil Government International Bond	JPM	1.260%	08/20/2011	2.822%		4,200	(144)	0	(144)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.822%		7,600	(243)	0	(243)
Brazil Government International Bond	MSC	1.380%	08/20/2011	2.822%		11,200	(346)	0	(346)
Ford Motor Credit Co. LLC	BOA	3.950%	12/20/2012	10.381%		1,700	(321)	0	(321)
Ford Motor Credit Co. LLC	CITI	7.500%	03/20/2009	15.942%		1,800	(28)	0	(28)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%		2,000	(97)	(100)	3
Ford Motor Credit Co. LLC	JPM	7.300%	03/20/2009	15.942%		10,600	(170)	0	(170)
Ford Motor Credit Co. LLC	JPM	7.400%	03/20/2009	15.942%		6,100	(97)	0	(97)
Ford Motor Credit Co. LLC	UBS	3.950%	12/20/2012	10.381%		1,900	(359)	0	(359)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	4.554%		400	(13)	0	(13)
General Electric Capital Corp.	BOA	0.770%	03/20/2009	4.538%		300	(2)	0	(2)
General Electric Capital Corp.	CITI	0.800%	03/20/2009	4.538%		900	(7)	0	(7)
General Electric Capital Corp.	DUB	0.850%	03/20/2009	4.538%		600	(5)	0	(5)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	4.554%		1,000	(35)	0	(35)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	4.551%		4,000	(96)	0	(96)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	4.546%		2,800	(46)	0	(46)
GMAC LLC	BOA	8.850%	03/20/2009	9.740%		1,700	2	0	2
GMAC LLC	CITI	8.650%	03/20/2009	9.740%		1,700	1	0	1
GMAC LLC	GSC	9.600%	03/20/2009	9.740%		6,800	20	0	20
HSBC Finance Corp.	MLP	1.550%	06/20/2009	9.283%		7,000	(246)	0	(246)
JSC Gazprom	MLP	0.610%	05/20/2012	10.378%		1,500	(381)	0	(381)
JSC Gazprom	MSC	1.680%	04/20/2009	12.816%		11,100	(328)	0	(328)
JSC Gazprom	MSC	1.710%	04/20/2009	12.816%		2,200	(65)	0	(65)
Royal Bank of Scotland Group PLC	BCLY	1.650%	03/20/2013	1.400%	EUR	3,100	61	0	61
Russia Government International Bond	CSFB	0.450%	01/20/2009	9.637%		$5,000	(14)	0	(14)
Russia Government International Bond	MSC	0.460%	01/20/2009	9.637%		6,000	(16)	0	(16)
Russia Government International Bond	MSC	0.490%	02/20/2009	9.643%		20,500	(222)	0	(222)
SLM Corp.	CITI	4.300%	03/20/2009	11.543%		300	(4)	0	(4)
SLM Corp.	DUB	3.050%	03/20/2009	11.543%		2,100	(36)	0	(36)
SLM Corp.	GSC	3.800%	03/20/2009	11.543%		5,800	(89)	0	(89)
SLM Corp.	GSC	0.700%	06/20/2012	9.113%		1,400	(304)	0	(304)
Spain Government Bond	GSC	0.270%	03/20/2013	0.936%		93,400	(2,491)	0	(2,491)
Spain Government Bond	GSC	0.435%	03/20/2013	0.936%		17,900	(358)	0	(358)
Spain Government Bond	HSBC	0.465%	03/20/2013	0.936%		11,600	(218)	(1)	(217)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	36.442%		5,800	(580)	0	(580)

							$(7,948)	$(101)	$(7,847)

Credit Default Swaps on Credit Indices – Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BCLY	(0.650%)	12/20/2016		$2,830	$206	$(20)	$226
CDX.IG-7 10-Year Index	GSC	(0.650%)	12/20/2016		55,925	4,071	(397)	4,468
CDX.IG-7 10-Year Index	MSC	(0.650%)	12/20/2016		4,782	348	(33)	381
CDX.IG-7 10-Year Index	UBS	(0.650%)	12/20/2016		10,346	754	(71)	825
CDX.IG-8 10-Year Index	BOA	(0.600%)	06/20/2017		36,307	2,401	86	2,315
CDX.IG-8 10-Year Index	CSFB	(0.600%)	06/20/2017		88,816	5,874	2,193	3,681
CDX.IG-8 10-Year Index	DUB	(0.600%)	06/20/2017		7,613	504	58	446
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017		186,904	12,360	3,473	8,887
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017		14,152	719	530	189
CDX.IG-10 5-Year Index	BCLY	(1.550%)	06/20/2013		10,735	242	(85)	327
CDX.IG-10 5-Year Index	DUB	(1.550%)	06/20/2013		11,224	252	157	95
CDX.IG-10 5-Year Index	GSC	(1.550%)	06/20/2013		27,914	627	(240)	867
CDX.IG-10 5-Year Index	MSC	(1.550%)	06/20/2013		12,786	287	(51)	338
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018		22,253	20	(751)	771
CDX.IG-10 10-Year Index	MSC	(1.500%)	06/20/2018		4,392	4	(150)	154
CDX.IG-11 5-Year Index	GSC	(1.500%)	12/20/2013		9,400	184	187	(3)
CDX.IG-11 5-Year Index	MLP	(1.500%)	12/20/2013		10,600	207	228	(21)
CDX.IG-11 5-Year Index	MSC	(1.500%)	12/20/2013		3,500	68	78	(10)
iTraxx Europe 9 Index	DUB	(1.750%)	06/20/2018	EUR	43,100	(1,041)	(4,053)	3,012
iTraxx Europe HVol 6 Index	BCLY	(0.850%)	12/20/2016		13,100	2,406	(89)	2,495
iTraxx Europe HVol 6 Index	BNP	(0.850%)	12/20/2016		4,400	808	(33)	841
iTraxx Europe HVol 6 Index	HSBC	(0.850%)	12/20/2016		1,600	294	(11)	305
iTraxx Europe HVol 6 Index	JPM	(0.850%)	12/20/2016		4,400	808	(24)	832

						$32,403	$982	$31,421

Credit Default Swaps on Credit Indices – Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,500	$(5,692)	$(2,724)	$(2,968)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	4,000	(2,000)	(1,505)	(495)

					$(7,692)	$(4,229)	$(3,463)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$456	$(11)	$467
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	727	(16)	743
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	920	23	897
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	150	0	150
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		3,300	87	0	87
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		500	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,000	25	0	25
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	668	0	668
Receive	3-Month CAD Bank Bill	4.000%	12/20/2010	MLP	CAD	13,200	(620)	(4)	(616)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN		7,800	(568)	(140)	(428)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		8,000	(583)	(147)	(436)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,900	(815)	(81)	(734)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		33,200	(3,427)	(799)	(2,628)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		7,600	(784)	(7)	(777)
Pay	3-Month CAD Bank Bill	5.000%	06/15/2015	MLP		100	16	0	16
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC		31,700	1,659	(33)	1,692
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		19,300	(3,491)	(211)	(3,280)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	18,000	170	(19)	189
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		$40,000	3,496	514	2,982
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		12,800	1,119	162	957
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		21,700	1,897	100	1,797
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		59,380	(10,145)	(1,799)	(8,346)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	CITI		12,420	(1,210)	(993)	(217)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		218,700	(47,601)	(4,684)	(42,917)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		81,800	(17,804)	(6,396)	(11,408)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		16,800	(1,999)	318	(2,317)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		30,300	(3,605)	912	(4,517)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		88,100	(10,481)	2,763	(13,244)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		31,700	(3,771)	534	(4,305)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		132,200	(15,727)	(4,732)	(10,995)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		42,000	(11,505)	601	(12,106)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		13,000	(3,561)	(73)	(3,488)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		33,200	(9,094)	268	(9,362)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		22,700	(3,173)	(2,746)	(427)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		10,700	(242)	(661)	419
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	(23)	(47)	24
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		9,000	(4,093)	(737)	(3,356)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(409)	(27)	(382)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		24,400	(11,097)	(845)	(10,252)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		14,300	(6,503)	(987)	(5,516)
Pay	6-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	2,500	28	5	23
Pay	6-Month AUD Bank Bill	5.250%	06/15/2011	DUB		20,700	430	(26)	456
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	CITI		11,200	642	(38)	680
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		106,000	6,076	(372)	6,448
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		27,900	1,245	(251)	1,496
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		26,600	1,186	(228)	1,414
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		2,000	173	(3)	176
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	DUB		40,200	3,474	(66)	3,540
Pay	6-Month AUD Bank Bill	6.000%	06/15/2014	UBS		45,500	2,366	187	2,179
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY	EUR	44,400	342	(567)	909
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		216,000	4,618	503	4,115
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		151,700	3,244	283	2,961
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC		47,400	349	(168)	517
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	CITI		48,600	2,339	57	2,282
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		38,800	1,867	(99)	1,966
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		138,800	249	(16)	265
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		56,500	4,519	(516)	5,035
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB		28,100	2,248	154	2,094
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		18,900	1,512	(85)	1,597
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		88,600	7,087	(1,729)	8,816
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	HSBC		59,500	3,473	2,184	1,289
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	RBS		3,200	187	122	65
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		82,700	7,210	(1,413)	8,623
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		12,800	1,358	(900)	2,258
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		36,400	6,717	(322)	7,039
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		43,800	(12,796)	(2,376)	(10,420)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,800	(995)	(45)	(950)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		4,000	(1,421)	(69)	(1,352)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	GSC		2,600	(924)	(188)	(736)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		1,500	(533)	(119)	(414)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,400	(498)	(12)	(486)
Receive	6-Month EUR-LIBOR	3.500%	03/18/2039	BCLY		4,500	36	(799)	835
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BCLY		14,050	(5,117)	(514)	(4,603)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		7,600	(2,767)	(531)	(2,236)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	RBS		1,250	(455)	0	(455)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC	GBP	17,400	2,226	31	2,195
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		20,300	2,491	(55)	2,546
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		62,000	7,608	14	7,594
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		8,000	982	(29)	1,011
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		19,400	2,381	(85)	2,466
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		17,300	2,432	0	2,432
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	HSBC		14,100	163	(7)	170
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,600	222	(7)	229
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		7,100	981	5	976
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		3,700	511	(18)	529
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		7,700	1,064	(9)	1,073
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		9,100	1,258	234	1,024
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		9,000	1,244	(20)	1,264
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		9,500	1,313	(536)	1,849
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	BCLY		2,600	393	1	392
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	MSC		5,300	(926)	146	(1,072)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		12,400	(2,956)	(50)	(2,906)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		22,000	(5,244)	669	(5,913)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2019	MSC		5,800	(733)	(125)	(608)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		7,600	(2,402)	(1,938)	(464)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		100	(30)	(2)	(28)
Receive	6-Month JPY-LIBOR	1.500%	12/20/2010	MSC	JPY	7,880,000	(1,292)	303	(1,595)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		38,820,000	11,529	6,853	4,676
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		6,520,000	1,936	1,168	768
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		6,650,000	2,064	1,352	712
Receive	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		7,260,000	(1,905)	(994)	(911)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		1,730,000	(3,373)	155	(3,528)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,350,000	(7,490)	(1,054)	(6,436)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(2,697)	72	(2,769)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		180,000	390	0	390

							$(111,319)	$(21,883)	$(89,436)

(i) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$142.000	01/23/2009	1,184	$40	$20
Put - CBOT U.S. Treasury 10-Year Note March Futures	75.000	02/20/2009	909	16	14
Put - CBOT U.S. Treasury 10-Year Note March Futures	88.000	02/20/2009	225	4	3

				$60	$37

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$9,300	$50	$363
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	71,400	761	2,380
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	56,300	565	3,485
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	23,400	251	780
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	139,700	1,402	8,647
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	204,800	2,401	10,101
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	49,500	509	1,650
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	116,900	1,325	3,896
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	204,800	2,122	7,016
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	115,900	1,226	4,730
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	49,600	505	3,070
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	81,300	858	4,628

							$11,975	$50,746

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$0.950	01/16/2009	EUR	292,000	$40	$2
Call - OTC USD versus JPY	JPY	112.000	01/06/2009		$300,000	30	0

						$70	$2

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 2.500% due 03/31/2013	$116.000	03/27/2009	$6,000	$1	$1
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	102.898	02/06/2009	80,700	9	104
Call - OTC U.S. Treasury Note 4.125% due 05/15/2015	125.000	01/09/2009	5,500	1	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	119.000	01/09/2009	50,000	6	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014	124.000	01/09/2009	2,000	0	0
Call - OTC U.S. Treasury Note 4.500% due 03/15/2012	114.500	01/09/2009	2,400	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	56.250	01/06/2009	14,000	2	0
Put - OTC Fannie Mae 5.000% due 02/01/2039	71.000	02/05/2009	56,000	7	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	38.000	01/06/2009	28,600	3	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	55.000	01/06/2009	33,000	4	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	65.094	01/06/2009	4,700	1	0
Put - OTC Freddie Mac 5.500% due 01/01/2038	72.000	01/06/2009	4,600	0	0
Put - OTC Freddie Mac 5.500% due 01/01/2038	73.000	01/06/2009	56,900	6	0
Put - OTC Freddie Mac 5.500% due 02/01/2039	78.000	02/05/2009	25,000	3	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	40.000	01/14/2009	9,000	1	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	55.000	01/14/2009	33,000	4	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	72.000	01/14/2009	45,000	5	0
Put - OTC Ginnie Mae 6.500% due 01/01/2039	50.000	01/14/2009	27,000	3	0
Put - OTC U.S. Treasury Note 2.500% due 03/15/2013	83.000	04/17/2009	6,000	1	1
Put - OTC U.S. Treasury Note 4.250% due 08/15/2013	89.000	04/17/2009	50,500	6	3
Put - OTC U.S. Treasury Note 4.250% due 11/15/2013	88.000	04/17/2009	58,800	7	3

				$70	$112

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$97.250	06/15/2009	1,406	$909	$91
Put - CME 90-Day Eurodollar March Futures	97.250	03/16/2009	1,966	606	38
Put - CME 90-Day Eurodollar March Futures	97.375	03/16/2009	791	364	21
Put - CME 90-Day Eurodollar March Futures	97.500	03/16/2009	2,683	1,106	87
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	270	45	41

				$3,030	$278

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009	EUR	36,100	$480	$2,400
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		36,100	480	1
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$3,600	79	362
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		21,000	160	226
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		13,700	344	1,185
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		13,300	435	1,641
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	3,266
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		20,000	136	215
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		23,500	309	8,974
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		23,500	424	0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		7,800	257	962
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		5,000	47	55
Call -OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	8,120
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		68,600	2,308	10,638
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		16,500	545	2,036
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		89,100	2,137	8,295
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		39,000	1,312	4,812
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		38,600	1,182	5,110
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	3,034
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	4,559

								$13,624	$65,891

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 6.000% due 02/01/2039	$99.844	01/28/2009	$50,600	$527	$10

(k) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	0.541%	05/25/2037	03/26/2008	$1,018	$826	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,329	3,172	0.14%

				$5,347	$3,998	0.18%

(l) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	6.000%	01/01/2039	$11,000	$11,229	$11,325
Freddie Mac	6.000%	02/01/2038	1,700	1,747	1,754
Freddie Mac	6.000%	01/01/2039	1,700	1,740	1,746
U.S. Treasury Notes	4.250%	08/15/2013	50,000	52,907	57,584

				$67,623	$72,409

(6)	Market value includes $717 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	38,915	04/2009	$0	$(253)	$(253)
Sell		HSBC	38,915	04/2009	45	0	45
Sell	AUD	BCLY	2,538	01/2009	0	(196)	(196)
Buy		CITI	1,000	01/2009	12	0	12
Sell		CITI	60,796	01/2009	0	(2,893)	(2,893)
Sell		CSFB	713	01/2009	0	(33)	(33)
Buy		GSC	31,367	01/2009	1,581	0	1,581
Buy		HSBC	2,305	01/2009	129	0	129
Sell		HSBC	774	01/2009	0	(43)	(43)
Sell		JPM	1,580	01/2009	0	(44)	(44)
Sell		MSC	1,488	01/2009	0	(57)	(57)
Buy		RBS	1,100	01/2009	67	0	67
Sell		RBS	4,207	01/2009	0	(232)	(232)
Sell	BRL	RBC	404	06/2009	47	0	47
Buy	CAD	RBC	589	01/2009	1	0	1
Buy		RBS	800	01/2009	28	0	28
Sell		RBS	48	01/2009	0	0	0
Buy	CLP	HSBC	479,200	05/2009	3	0	3
Buy	CNY	BCLY	194,369	05/2009	18	(814)	(796)
Sell		BCLY	162,373	05/2009	23	(71)	(48)
Buy		CITI	139,089	05/2009	0	(1,186)	(1,186)
Sell		DUB	85,851	05/2009	0	(102)	(102)
Buy		HSBC	32,333	05/2009	0	(205)	(205)
Sell		HSBC	105,191	05/2009	144	(1)	143
Buy		JPM	60,488	05/2009	0	(468)	(468)
Sell		JPM	75,448	05/2009	0	(120)	(120)
Buy		MSC	28,011	05/2009	0	(223)	(223)
Sell		UBS	25,427	05/2009	0	(33)	(33)
Buy		BCLY	4,341	07/2009	0	(51)	(51)
Sell		BCLY	39,954	07/2009	0	(29)	(29)
Buy		DUB	65,957	07/2009	0	(740)	(740)
Buy		HSBC	20,656	07/2009	0	(231)	(231)
Buy		JPM	27,196	07/2009	0	(304)	(304)
Sell		JPM	78,196	07/2009	0	(105)	(105)
Buy		BCLY	5,937	09/2009	0	(6)	(6)
Buy		CITI	5,900	09/2009	0	(2)	(2)
Buy		DUB	26,747	09/2009	0	(14)	(14)
Sell		DUB	55,341	09/2009	0	(120)	(120)
Buy		HSBC	11,926	09/2009	2	(7)	(5)
Buy		JPM	4,832	09/2009	0	(5)	(5)
Buy		BCLY	27,062	05/2010	0	(559)	(559)
Sell		BCLY	57,554	05/2010	0	(122)	(122)
Buy		MLP	30,492	05/2010	0	(614)	(614)
Sell	DKK	JPM	3,188	02/2009	0	(38)	(38)
Buy		MSC	131,531	02/2009	1,889	0	1,889
Sell	EUR	BCLY	19,659	01/2009	0	(2,111)	(2,111)
Buy		BNP	52,616	01/2009	6,639	(8)	6,631
Sell		BNP	7,571	01/2009	0	(815)	(815)
Sell		BOA	13,908	01/2009	0	(1,289)	(1,289)
Sell		CITI	18,618	01/2009	4	(1,565)	(1,561)
Sell		CSFB	19,466	01/2009	0	(2,318)	(2,318)
Buy		DUB	4,384	01/2009	234	0	234
Sell		DUB	21,841	01/2009	0	(1,840)	(1,840)
Sell		GSC	18,190	01/2009	0	(2,222)	(2,222)
Sell		HSBC	2,900	01/2009	116	0	116
Buy		JPM	1,142	01/2009	0	(3)	(3)
Sell		JPM	12,884	01/2009	0	(1,643)	(1,643)
Buy		MSC	5,243	01/2009	3	(20)	(17)
Sell		MSC	4,704	01/2009	0	(254)	(254)
Buy		RBS	595,647	01/2009	74,148	0	74,148
Sell		RBS	28,205	01/2009	95	(1,887)	(1,792)
Sell		UBS	5,843	01/2009	0	(820)	(820)
Buy	GBP	BCLY	17,406	01/2009	0	(797)	(797)
Sell		BCLY	10,507	01/2009	802	0	802
Buy		BNP	2,719	01/2009	0	(184)	(184)
Sell		BNP	16,913	01/2009	1,501	0	1,501
Buy		CITI	28,094	01/2009	0	(1,356)	(1,356)
Sell		CSFB	6,214	01/2009	526	0	526
Buy		DUB	4,676	01/2009	0	(335)	(335)
Sell		DUB	549	01/2009	49	0	49
Buy		JPM	200	01/2009	0	(25)	(25)
Sell		JPM	1,210	01/2009	69	0	69
Buy		MSC	10,180	01/2009	0	(362)	(362)
Sell		MSC	8,735	01/2009	593	0	593
Buy		RBS	29,628	01/2009	0	(1,750)	(1,750)
Sell		RBS	3,339	01/2009	197	0	197
Buy		UBS	28,867	01/2009	0	(1,379)	(1,379)
Sell		UBS	1,403	01/2009	131	0	131
Buy	INR	BCLY	22,493	04/2009	7	0	7
Buy		BOA	15,246	04/2009	10	0	10
Buy		CITI	13,000	04/2009	5	0	5
Buy		DUB	13,104	04/2009	7	0	7
Buy		HSBC	19,006	04/2009	7	0	7
Sell		JPM	84,300	04/2009	0	(75)	(75)
Buy	JPY	BCLY	18,759,252	01/2009	10,069	0	10,069
Sell		BCLY	654,758	01/2009	0	(317)	(317)
Buy		BNP	15,499,542	01/2009	10,317	0	10,317
Sell		BOA	31,731	01/2009	0	(20)	(20)
Buy		CITI	18,721,329	01/2009	9,291	0	9,291
Sell		CITI	1,371,136	01/2009	0	(867)	(867)
Sell		CSFB	9,882,941	01/2009	347	(4,274)	(3,927)
Sell		DUB	499,646	01/2009	0	(54)	(54)
Buy		HSBC	22,938,498	01/2009	10,753	(140)	10,613
Sell		HSBC	1,909,964	01/2009	61	(329)	(268)
Sell		JPM	9,523	01/2009	0	(4)	(4)
Sell		MLP	1,525,867	01/2009	0	(541)	(541)
Buy		MSC	214,393	01/2009	5	(2)	3
Sell		MSC	192,314	01/2009	10	0	10
Buy		RBS	777,312	01/2009	177	(2)	175
Sell		RBS	2,459,993	01/2009	0	(1,045)	(1,045)
Buy		UBS	15,041,491	01/2009	8,117	0	8,117
Sell	KRW	BCLY	882,460	02/2009	128	(6)	122
Sell		DUB	291,555	02/2009	0	(12)	(12)
Buy		MLP	1,034,959	02/2009	0	(189)	(189)
Buy	MXN	CITI	2,744	05/2009	0	(60)	(60)
Buy		MLP	133	05/2009	0	(1)	(1)
Buy	MYR	BCLY	3,994	02/2009	23	0	23
Sell		BCLY	539	02/2009	0	(3)	(3)
Sell		CITI	16,007	02/2009	0	(180)	(180)
Buy		DUB	10,820	02/2009	21	0	21
Sell		DUB	5,405	02/2009	0	(75)	(75)
Buy		JPM	3,997	02/2009	14	0	14
Sell		JPM	7,513	02/2009	0	(82)	(82)
Buy		BCLY	4,757	04/2009	13	0	13
Buy		BOA	4,029	04/2009	12	0	12
Buy		CITI	8,157	04/2009	33	0	33
Buy		HSBC	4,150	04/2009	17	0	17
Sell		HSBC	577	04/2009	0	(6)	(6)
Sell		JPM	9,974	04/2009	0	(62)	(62)
Buy	PHP	BCLY	21,000	02/2009	0	(28)	(28)
Sell		BCLY	324,790	02/2009	0	(466)	(466)
Buy		DUB	84,730	02/2009	15	(17)	(2)
Buy		HSBC	25,310	02/2009	0	(35)	(35)
Buy		JPM	35,580	02/2009	0	(39)	(39)
Buy		MLP	8,000	02/2009	0	(13)	(13)
Buy		MSC	28,300	02/2009	0	(40)	(40)
Buy		RBS	7,800	02/2009	0	(13)	(13)
Buy		BCLY	3,327	05/2009	2	0	2
Buy		CITI	81,236	05/2009	12	(1)	11
Buy		JPM	24,250	05/2009	5	0	5
Buy		LEH	5,300	12/2010	0	(7)	(7)
Sell		LEH	5,300	12/2010	0	(2)	(2)
Sell	PLN	DUB	759	05/2009	15	0	15
Buy		HSBC	390	05/2009	0	(43)	(43)
Buy		JPM	681	05/2009	0	(10)	(10)
Sell	RUB	BCLY	167,096	05/2009	128	0	128
Sell		HSBC	6,573	05/2009	17	0	17
Sell		JPM	158,869	05/2009	1,230	0	1,230
Buy		UBS	332,538	05/2009	0	(4,018)	(4,018)
Buy	SAR	JPM	32,653	04/2009	0	(146)	(146)
Sell		JPM	32,653	04/2009	0	(9)	(9)
Buy	SEK	MSC	138,010	02/2009	539	0	539
Sell	SGD	BCLY	11,518	01/2009	0	(182)	(182)
Buy		DUB	1,558	01/2009	21	0	21
Buy		CITI	3,678	04/2009	29	0	29
Buy		DUB	2,346	04/2009	36	0	36
Buy		HSBC	936	04/2009	9	0	9
Buy		RBS	1,523	04/2009	19	0	19
Buy		HSBC	1,360	07/2009	2	0	2
Buy	TWD	BCLY	33,004	02/2009	0	(69)	(69)
Buy		DUB	14,700	02/2009	0	(32)	(32)
Sell		HSBC	89,850	02/2009	133	0	133
Buy		MLP	23,500	02/2009	0	(46)	(46)
Buy		MSC	14,800	02/2009	0	(32)	(32)
Buy		UBS	7,500	02/2009	0	(16)	(16)
Buy	ZAR	BCLY	74	05/2009	1	0	1

					$140,753	$(46,514)	$94,239

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$3,864,399	$37,978	$3,902,377
Short Sales, at value	0	(72,409)	0	(72,409)
Other Financial Instruments++	43,202	(11,403)	3,440	35,239

Total	$43,202	$3,780,587	$41,418	$3,865,207

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$50,254	$19,825	$119	$(109)	$(14,296)	$(17,815)	$37,978
Other Financial Instruments++	(789)	0	0	0	4,229	0	3,440

Total	$49,465	$19,825	$119	$(109)	$(10,067)	$(17,815)	$41,418

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 1.2%
Medallion Trust
2.288% due 05/25/2035		$2,623	$2,347
National Australia Bank Ltd.
1.696% due 06/29/2016		5,600	4,524
1.768% due 06/19/2017		500	391
5.350% due 06/12/2013		500	482
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,436
Puma Finance Ltd.
2.242% due 02/21/2038		$4,345	3,946
4.600% due 08/22/2037	AUD	4,499	2,909
4.798% due 07/12/2036		2,151	1,441
Seven Media Group
9.485% due 02/07/2013		6,286	2,739
10.510% due 02/07/2013		1,524	664
Superannuation Members Home Loans Global Fund
2.326% due 03/09/2036		$7,295	6,341
Swan Trust
2.315% due 05/12/2037		352	315
Torrens Trust
4.900% due 10/19/2038	AUD	11,409	7,300

Total Australia (Cost $46,664)			35,835

BERMUDA 0.0%
Merna Reinsurance Ltd.
2.109% due 07/07/2010		$1,000	900

Total Bermuda (Cost $933)			900

CANADA 4.5%
Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,795
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	15,067
Canada Government Bond
8.000% due 06/01/2023		13,700	17,018
Canada Housing Trust No. 1
3.550% due 09/15/2013		14,500	12,432
4.550% due 12/15/2012		33,200	29,321
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,821
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,148
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,209
Province of Ontario Canada
4.700% due 06/02/2037		10,300	8,355
5.600% due 06/02/2035		7,200	6,555
6.200% due 06/02/2031		2,200	2,105
Province of Quebec Canada
5.000% due 12/01/2038		9,900	8,117
5.750% due 12/01/2036		8,800	7,967
Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,640
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,225

Total Canada (Cost $139,776)			138,775

CAYMAN ISLANDS 1.3%
Foundation Re II Ltd.
8.899% due 11/26/2010		$1,650	1,598
Green Valley Ltd.
8.993% due 01/10/2011	EUR	2,400	3,232
Longpoint Re Ltd.
7.246% due 05/08/2010		$2,900	2,832
Mizuho Financial Group Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	3,305
8.375% due 01/29/2049		$4,300	4,114
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	7,465
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	2,743
Residential Reinsurance 2007 Ltd.
8.202% due 06/07/2010		$400	384
9.952% due 06/07/2010		6,300	6,130
SHL Corp. Ltd.
1.589% due 12/25/2024	JPY	3,063	33
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,078
Vita Capital III Ltd.
4.982% due 01/01/2011		4,000	3,723

Total Cayman Islands (Cost $46,518)			39,637

DENMARK 0.1%
Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	2	0
6.000% due 10/01/2029		1,292	243
Realkredit Danmark A/S
5.000% due 01/01/2038		51	9
5.000% due 10/01/2038		15,070	2,680

Total Denmark (Cost $2,737)			2,932

FRANCE 2.6%
AUTO Asset-Backed Securities
4.131% due 02/25/2019	EUR	300	381
AXA S.A.
3.750% due 01/01/2017		828	1,262
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		5,500	7,866
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	4,943
CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,401
Credit Agricole S.A.
2.181% due 05/28/2009		$2,700	2,693
6.637% due 05/29/2049		6,400	2,870
France Government Bond
4.000% due 10/25/2038	EUR	4,400	6,449
4.000% due 04/25/2055		1,100	1,649
4.750% due 04/25/2035		11,600	18,597
5.750% due 10/25/2032		11,100	19,670
Societe Generale
5.922% due 04/29/2049		$2,000	936
Vivendi
5.750% due 04/04/2013		7,000	6,150

Total France (Cost $84,123)			80,867

GERMANY 13.5%
Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,995
Driver One GmbH
2.942% due 10/21/2015	EUR	100	130
Republic of Germany
4.000% due 01/04/2037		3,900	5,813
4.250% due 07/04/2039		44,100	69,683
4.750% due 07/04/2034		7,300	11,724
5.500% due 01/04/2031		26,450	45,622
5.625% due 01/04/2028		26,770	46,347
6.250% due 01/04/2024		25,400	46,256
6.250% due 01/04/2030		27,112	50,466
6.500% due 07/04/2027		69,860	132,230

Total Germany (Cost $343,181)			414,266

IRELAND 0.6%
Atlas Reinsurance PLC
9.237% due 01/10/2010	EUR	2,000	2,760
Cars Alliance Funding PLC
5.465% due 10/08/2023		300	370
Celtic Residential Irish Mortgage Securitisation
3.250% due 06/13/2035		1,204	1,465
DECO Series
5.088% due 10/27/2019		50	56
German Residential Asset Note Distributor PLC
5.330% due 07/20/2016		1,507	1,816
Immeo Residential Finance PLC
3.489% due 12/15/2016		4,309	4,614
Osiris Capital PLC
9.752% due 01/15/2010		$1,000	985
SC Germany Auto
3.174% due 08/11/2015	EUR	3,151	4,218
3.287% due 07/10/2019		500	629
Talisman Finance PLC
5.518% due 04/22/2017		298	285

Total Ireland (Cost $18,523)			17,198

ITALY 0.3%
IntesaBci Sec 2 SRL
4.181% due 08/28/2023	EUR	3,864	5,110
Locat Securitisation Vehicle SRL
3.536% due 12/12/2028		100	127
Siena Mortgages SpA
3.512% due 12/16/2038		944	1,222
Vela Home SRL
5.216% due 10/24/2027		1,887	2,537

Total Italy (Cost $9,534)			8,996

JAPAN 26.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	383
Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,679
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	1,108,800	10,586
1.000% due 06/10/2016		3,560,840	34,061
1.100% due 12/10/2016		6,233,520	59,779
1.200% due 03/10/2017		51,200	495
1.200% due 06/10/2017		10,454,752	100,158
1.200% due 12/10/2017		10,760,160	102,956
1.400% due 06/10/2018		5,300,630	51,064
Japan Government International Bond
0.900% due 12/20/2012		990,000	11,053
1.500% due 12/20/2017		8,910,000	102,507
1.800% due 06/20/2017		8,980,000	105,976
2.300% due 06/20/2035		7,380,000	89,631
2.400% due 03/20/2034		2,470,000	30,469
2.500% due 09/20/2035		3,150,000	39,834
2.500% due 09/20/2036		2,150,000	27,209
2.500% due 09/20/2037		1,940,000	24,702
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	3,235
Sumitomo Mitsui Banking Corp.
1.771% due 12/31/2049	JPY	400,000	4,248
5.625% due 07/29/2049		$1,300	964

Total Japan (Cost $692,061)			806,989

JERSEY, CHANNEL ISLANDS 0.1%
Arran Master Trust
2.046% due 12/15/2012		$400	367
Haus Ltd.
3.457% due 12/10/2037	EUR	600	811
Lloyds TSB Capital
7.375% due 12/29/2049		500	501

Total Jersey, Channel Islands (Cost $1,411)			1,679

LIBERIA 0.0%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,462

Total Liberia (Cost $1,742)			1,462

LUXEMBOURG 0.5%
Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,051
Silver Arrow S.A.
3.090% due 08/15/2014	EUR	220	302
Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	10,942

Total Luxembourg (Cost $17,834)			15,295

MEXICO 0.0%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	257

Total Mexico (Cost $540)			257

NETHERLANDS 2.2%
Atomium Mortgage Finance BV
3.820% due 07/01/2034	EUR	350	482
Beluga Master Issuer BV
5.008% due 10/28/2096		100	134
Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	12,697
8.750% due 06/15/2030		1,900	2,349
Dutch Mortgage Portfolio Loans BV
4.403% due 11/20/2035	EUR	822	1,031
Dutch Mortgage-Backed Securities BV
5.034% due 11/02/2035		62	85
5.397% due 07/02/2037		231	293
5.557% due 10/02/2079		2,505	3,320
Generali Finance BV
5.479% due 02/28/2049		2,300	1,996
Holland Euro-Denominated Mortgage-Backed Series
5.360% due 04/18/2012		397	546
Netherlands Government Bond
4.000% due 01/15/2037		8,500	12,333
Rabobank Nederland NV
2.639% due 05/19/2010		$26,900	26,809
Saecure BV
4.171% due 05/25/2036	EUR	186	242
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009		$4,400	4,405

Total Netherlands (Cost $65,223)			66,722

NEW ZEALAND 0.4%
ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	11,235
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,649

Total New Zealand (Cost $12,830)			12,884

NORWAY 0.3%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,100	8,673

Total Norway (Cost $9,387)			8,673

RUSSIA 0.3%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	610
7.343% due 04/11/2013		$3,100	2,527
8.146% due 04/11/2018		3,700	2,627
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		4,034	3,489

Total Russia (Cost $11,680)			9,253

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	4,972

Total South Korea (Cost $6,467)			4,972

SPAIN 1.0%
Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,895
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	4,268
Spain Government Bond
4.200% due 01/31/2037	EUR	2,300	3,209

Total Spain (Cost $36,237)			31,372

SWITZERLAND 2.4%
Credit Suisse New York
5.000% due 05/15/2013		$33,800	32,561
UBS AG
2.498% due 06/19/2010		10,400	10,399
3.779% due 05/05/2010		16,200	16,177
5.750% due 04/25/2018		5,000	4,546
5.875% due 12/20/2017		6,000	5,521
7.152% due 12/29/2049	EUR	4,100	3,967

Total Switzerland (Cost $75,972)			73,171

UNITED KINGDOM 6.5%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	15,773
Barclays Bank PLC
6.050% due 12/04/2017		$20,650	18,247
7.434% due 09/29/2049		3,300	1,671
7.700% due 04/29/2049		5,500	3,645
Bauhaus Securities Ltd.
5.180% due 10/30/2052	EUR	1,520	2,036
Hanson Ltd.
6.125% due 08/15/2016		$1,000	349
HBOS PLC
5.920% due 09/29/2049		14,000	5,306
6.750% due 05/21/2018		7,100	6,259
HSBC Holdings PLC
6.500% due 05/02/2036		16,400	16,705
National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	3,912
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,285
Permanent Financing PLC
3.618% due 09/10/2032	EUR	100	127
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	2,720
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,206
TI Group PLC
7.875% due 07/12/2010	GBP	7,000	10,550
United Kingdom Gilt
4.250% due 06/07/2032		35,100	53,099
4.250% due 03/07/2036		14,200	22,019
4.500% due 12/07/2042		3,500	5,727
4.750% due 12/07/2038		17,000	29,061

Total United Kingdom (Cost $219,532)			200,697

UNITED STATES 87.8%
Asset-Backed Securities 5.2%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,749	3,408
Accredited Mortgage Loan Trust
0.521% due 02/25/2037		455	402
ACE Securities Corp.
0.521% due 07/25/2036		20	19
0.521% due 08/25/2036		6	6
Amortizing Residential Collateral Trust
0.761% due 07/25/2032		44	28
Amresco Residential Securities Mortgage Loan Trust
1.411% due 06/25/2029		221	163
Asset-Backed Funding Certificates
0.531% due 10/25/2036		172	168
0.531% due 01/25/2037		2,310	1,998
Asset-Backed Securities Corp. Home Equity
0.521% due 12/25/2036		141	130
BA Credit Card Trust
1.395% due 01/15/2013		300	275
1.775% due 04/15/2013		600	546
2.395% due 12/16/2013		8,200	7,300
Bank One Issuance Trust
1.315% due 05/15/2014		200	172
3.450% due 10/17/2011		100	100
Bear Stearns Asset-Backed Securities Trust
0.541% due 12/25/2036		94	82
0.551% due 10/25/2036		79	73
0.871% due 10/27/2032		152	118
0.921% due 03/25/2043		15	14
1.131% due 10/25/2032		85	51
1.471% due 10/25/2037		171	140
BNC Mortgage Loan Trust
0.571% due 05/25/2037		134	98
Carrington Mortgage Loan Trust
0.521% due 01/25/2037		1,753	1,626
0.791% due 10/25/2035		240	208
Chase Issuance Trust
1.185% due 07/15/2011		1,300	1,276
1.195% due 04/16/2012		800	745
1.215% due 02/15/2012		300	293
1.215% due 03/15/2013		5,000	4,449
1.445% due 09/15/2011		2,200	2,125
1.945% due 08/17/2015		800	635
2.095% due 05/16/2011		800	788
3.496% due 09/15/2015		26,700	22,065
Citibank Credit Card Issuance Trust
2.162% due 05/21/2012		100	93
Citibank Omni Master Trust
0.561% due 03/20/2013		16,600	16,447
Citicorp Residential Mortgage Securities, Inc.
0.561% due 03/25/2037		2,984	2,789
Citigroup Mortgage Loan Trust, Inc.
0.531% due 01/25/2037		79	75
0.571% due 10/25/2036		414	379
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		465	338
6.681% due 12/01/2033		393	318
Countrywide Asset-Backed Certificates
0.501% due 01/25/2046		6	5
0.521% due 07/25/2037		372	340
0.521% due 12/25/2046		36	35
0.521% due 06/25/2047		2,624	2,407
0.531% due 09/25/2046		49	49
0.541% due 06/25/2037		699	650
0.551% due 06/25/2037		90	83
0.571% due 09/25/2047		7,206	6,327
0.581% due 10/25/2046		326	301
0.651% due 09/25/2036		723	575
0.811% due 12/25/2036		1,235	697
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		85	74
CS First Boston Mortgage Securities Corp.
0.721% due 01/25/2043		62	55
1.091% due 01/25/2032		81	40
First Alliance Mortgage Loan Trust
0.738% due 12/20/2027		15	10
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		394	357
0.541% due 12/25/2037		65	61
Ford Credit Auto Owner Trust
2.095% due 01/15/2011		17,300	16,794
2.615% due 06/15/2012		9,500	8,626
Fremont Home Loan Trust
0.521% due 10/25/2036		61	55
0.531% due 01/25/2037		97	76
0.581% due 02/25/2036		149	136
Home Equity Asset Trust
1.071% due 11/25/2032		2	1
Indymac Residential Asset-Backed Trust
0.531% due 04/25/2037		1,711	1,602
JPMorgan Mortgage Acquisition Corp.
0.521% due 10/25/2036		85	76
0.561% due 10/25/2036		1,440	1,269
0.581% due 08/25/2036		200	132
Lehman XS Trust
0.551% due 08/25/2046		40	39
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034		12	4
MASTR Asset-Backed Securities Trust
0.511% due 08/25/2036		166	159
0.531% due 11/25/2036		144	134
MBNA Master Credit Card Trust
5.900% due 08/15/2011		100	100
Merrill Lynch Mortgage Investors, Inc.
0.501% due 05/25/2037		9	9
0.521% due 05/25/2037		32	31
0.531% due 04/25/2037		9	9
0.541% due 08/25/2036		884	833
0.551% due 09/25/2037		351	331
0.591% due 02/25/2037		275	236
Mesa Trust Asset-Backed Certificates
0.871% due 12/25/2031		358	233
Morgan Stanley ABS Capital I
0.531% due 05/25/2037		166	136
Nationstar Home Equity Loan Trust
0.531% due 06/25/2037		473	436
0.591% due 04/25/2037		52	47
Nelnet Student Loan Trust
4.065% due 04/27/2015		94	92
New Century Home Equity Loan Trust
0.541% due 08/25/2036		3	3
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047		449	363
Renaissance Home Equity Loan Trust
0.971% due 12/25/2033		176	134
Residential Asset Mortgage Products, Inc.
0.541% due 02/25/2037		768	673
0.551% due 10/25/2036		192	178
1.031% due 06/25/2032		10	7
Residential Asset Securities Corp.
0.541% due 02/25/2037		466	408
0.971% due 07/25/2032		283	143
Sears Credit Account Master Trust
1.415% due 04/16/2013		500	492
Securitized Asset-Backed Receivables LLC Trust
0.601% due 05/25/2037		122	82
SLC Student Loan Trust
2.129% due 02/15/2015		155	152
2.446% due 06/15/2017		100	90
SLM Student Loan Trust
2.196% due 12/17/2018		24	22
3.515% due 04/25/2014		131	128
3.525% due 10/27/2014		2,450	2,372
3.535% due 10/25/2013		216	215
3.535% due 07/25/2017		200	176
4.035% due 10/25/2017		9,100	8,232
4.335% due 10/25/2013		96	94
5.035% due 04/25/2023		31,200	29,283
Soundview Home Equity Loan Trust
0.531% due 11/25/2036		159	146
0.551% due 01/25/2037		181	171
South Carolina Student Loan Corp.
2.702% due 09/02/2014		335	327
Structured Asset Securities Corp.
0.761% due 01/25/2033		17	13
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		34	33
0.701% due 10/25/2035		2,345	2,152

			159,691

Bank Loan Obligations 0.7%
Daimler Finance North America LLC
6.000% due 08/03/2012		18,269	9,604
Ford Motor Co.
5.000% due 12/16/2013		2,161	881
Georgia-Pacific Corp.
2.082% due 12/20/2012		289	238
2.760% due 12/20/2012		196	161
3.459% due 12/20/2012		143	117
3.689% due 12/20/2012		4,047	3,326
HCA, Inc.
3.709% due 11/18/2013		4,716	3,728
NRG Energy, Inc.
2.959% due 02/01/2013		940	820
Texas Competitive Electric Holdings Co. LLC
3.961% due 10/10/2014		23	16
5.368% due 10/10/2014		2,955	2,062

			20,953

Corporate Bonds & Notes 29.5%
Ace INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,305
Allstate Life Global Funding II
2.822% due 05/21/2010		19,300	17,251
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,700	5,616
American Express Bank FSB
0.531% due 04/26/2010		19,550	18,086
1.589% due 06/12/2012		3,400	2,802
5.500% due 04/16/2013		21,700	20,574
American Express Co.
7.000% due 03/19/2018		13,900	14,079
American Express Credit Corp.
1.871% due 05/27/2010		200	185
5.875% due 05/02/2013		4,500	4,324
American International Group, Inc.
4.612% due 10/18/2011		5,000	3,597
4.875% due 03/15/2067	EUR	5,500	2,064
5.600% due 10/18/2016		$1,300	874
5.850% due 01/16/2018		12,400	8,325
8.000% due 05/22/2038	EUR	15,600	7,156
8.175% due 05/15/2058		$14,900	5,803
8.250% due 08/15/2018		5,400	3,958
Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	3,863
AT&T, Inc.
5.500% due 02/01/2018		16,200	16,401
6.300% due 01/15/2038		11,100	11,774
AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,776
6.500% due 01/15/2014		1,000	894
Avnet, Inc.
6.625% due 09/15/2016		1,700	1,310
Bank of America Corp.
2.826% due 11/06/2009		6,820	6,687
4.750% due 05/23/2017	EUR	12,700	15,522
5.650% due 05/01/2018		$5,000	5,039
8.125% due 12/29/2049		12,600	9,441
Bank of America N.A.
2.099% due 06/12/2009		900	897
2.835% due 05/12/2010		7,400	7,249
Bear Stearns Cos. LLC
6.400% due 10/02/2017		6,000	6,245
6.950% due 08/10/2012		13,600	14,136
7.250% due 02/01/2018		7,000	7,684
BellSouth Corp.
5.200% due 09/15/2014		3,000	2,924
Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,522
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	3,698
Brunswick Corp.
11.750% due 08/15/2013		3,000	1,356
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,567
Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	9,135
Caterpillar Financial Services Corp.
1.991% due 06/25/2010		1,000	972
Charter One Bank N.A.
3.585% due 04/24/2009		17,850	17,594
CIT Group, Inc.
2.269% due 08/17/2009		7,800	7,498
Citigroup Capital XXI
8.300% due 12/21/2057		18,600	14,377
Citigroup Funding, Inc.
3.556% due 05/07/2010		22,400	21,245
Citigroup, Inc.
5.500% due 04/11/2013		10,200	9,941
6.000% due 08/15/2017		7,000	6,979
6.125% due 05/15/2018		26,000	26,336
8.400% due 04/29/2049		3,500	2,315
CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,195
6.000% due 08/15/2011		3,600	2,979
Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,177
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,500	2,522
Constellation Energy Group, Inc.
7.000% due 04/01/2012		5,300	4,831
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,467
CSX Corp.
6.750% due 03/15/2011		2,500	2,491
CVS Caremark Corp.
5.750% due 08/15/2011		900	904
Daimler Finance North America LLC
2.346% due 03/13/2009		6,600	6,597
4.875% due 06/15/2010		1,000	907
5.750% due 09/08/2011		1,900	1,606
Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	1,882
Duke Energy Carolinas LLC
6.050% due 04/15/2038		2,800	3,083
Exelon Corp.
6.750% due 05/01/2011		900	879
FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,148
Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,190
GATX Financial Corp.
5.125% due 04/15/2010		500	468
General Electric Capital Corp.
3.053% due 05/22/2013		7,100	5,983
4.625% due 09/15/2066	EUR	700	548
5.875% due 01/14/2038		$2,500	2,456
6.375% due 11/15/2067		7,900	4,973
Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	2,523
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	12,249
GMAC LLC
4.750% due 09/14/2009	EUR	2,300	1,646
Goldman Sachs Group, Inc.
1.975% due 03/22/2016		$2,900	2,180
5.210% due 01/30/2017	EUR	6,050	5,689
5.375% due 02/15/2013		2,000	2,530
6.150% due 04/01/2018		$4,500	4,332
6.250% due 09/01/2017		5,700	5,536
6.750% due 10/01/2037		3,300	2,687
HCP, Inc.
5.650% due 12/15/2013		6,000	3,589
5.950% due 09/15/2011		1,400	1,161
Home Depot, Inc.
5.250% due 12/16/2013		4,000	3,739
Humana, Inc.
6.300% due 08/01/2018		6,300	4,727
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,013
5.400% due 02/15/2012		2,700	1,886
6.625% due 11/15/2013		7,000	4,721
International Paper Co.
7.950% due 06/15/2018		3,000	2,375
JPMorgan Chase & Co.
1.926% due 05/07/2010		8,900	8,687
6.000% due 01/15/2018		10,000	10,574
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		4,670	3,952
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	2,587
6.000% due 10/01/2017		$14,400	14,549
JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	4,069
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,466
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,565
6.950% due 01/15/2038		9,000	7,298
Kraft Foods, Inc.
6.125% due 02/01/2018		5,700	5,595
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	798
5.625% due 01/24/2013 (a)		6,800	680
6.875% due 05/02/2018 (a)		7,000	700
Lennar Corp.
5.950% due 10/17/2011		900	693
Loews Corp.
5.250% due 03/15/2016		1,200	1,085
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		900	853
5.875% due 01/15/2013		4,000	2,817
Marriott International, Inc.
5.810% due 11/10/2015		1,300	912
6.375% due 06/15/2017		4,300	3,003
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,142
Masco Corp.
5.875% due 07/15/2012		1,000	821
Merrill Lynch & Co., Inc.
1.598% due 03/23/2010		5,600	5,271
2.222% due 08/14/2009		3,800	3,684
4.201% due 05/30/2014	EUR	6,000	6,661
4.485% due 05/12/2010		$22,200	21,399
6.875% due 04/25/2018		14,900	15,613
Metropolitan Life Global Funding I
5.125% due 04/10/2013		4,300	4,010
Morgan Stanley
2.556% due 05/07/2009		6,400	6,296
4.201% due 11/29/2013	EUR	3,150	3,094
4.232% due 05/14/2010		$10,000	9,312
5.232% due 10/15/2015		5,100	3,499
6.000% due 04/28/2015		43,500	37,576
6.250% due 08/28/2017		1,300	1,109
6.625% due 04/01/2018		12,100	10,633
Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	1,724
National Rural Utilities Cooperative Finance Corp.
4.658% due 07/01/2010		6,400	5,842
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	4,385
NGPL PipeCo. LLC
7.768% due 12/15/2037		6,600	5,390
NiSource Finance Corp.
5.400% due 07/15/2014		1,200	822
6.400% due 03/15/2018		4,000	2,500
Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	813
President and Fellows of Harvard College
6.000% due 01/15/2019		5,100	5,533
6.500% due 01/15/2039		5,200	5,687
Pricoa Global Funding I
3.010% due 06/04/2010		28,300	24,989
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,000	4,688
Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	4,785
Qwest Communications International, Inc.
5.649% due 02/15/2009		200	200
Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	2,141
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,057
Reynolds American, Inc.
2.696% due 06/15/2011		800	648
6.750% due 06/15/2017		700	556
Ryder System, Inc.
3.500% due 03/15/2009		2,500	2,483
6.000% due 03/01/2013		5,000	4,100
Sealed Air Corp.
5.625% due 07/15/2013		6,900	5,707
Sempra Energy
6.150% due 06/15/2018		8,000	7,291
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	3,003
Simon Property Group LP
5.250% due 12/01/2016		7,000	4,479
5.625% due 08/15/2014		3,000	2,003
SLM Corp.
8.450% due 06/15/2018		7,000	5,543
Southwest Airlines Co.
5.125% due 03/01/2017		1,100	797
6.500% due 03/01/2012		500	468
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,346
Sprint Capital Corp.
8.750% due 03/15/2032		800	541
Time Warner, Inc.
2.405% due 11/13/2009		3,400	3,273
Travelers Cos., Inc.
5.750% due 12/15/2017		7,410	7,137
Tyco International Ltd.
7.000% due 12/15/2019		7,000	5,761
U.S. Bancorp
0.501% due 04/28/2009		8,200	8,176
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,312
Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,040
UnitedHealth Group, Inc.
6.000% due 02/15/2018		14,700	13,586
6.875% due 02/15/2038		1,800	1,581
Verizon Communications, Inc.
6.100% due 04/15/2018		2,000	1,996
6.400% due 02/15/2038		15,000	16,010
Viacom, Inc.
5.750% due 04/30/2011		6,100	5,543
6.250% due 04/30/2016		6,500	5,395
Wachovia Corp.
5.300% due 10/15/2011		3,500	3,378
5.500% due 05/01/2013		15,000	14,847
WEA Finance LLC
7.125% due 04/15/2018		7,000	4,973
Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,489
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	5,947
Xerox Corp.
9.750% due 01/15/2009		2,600	2,597

			908,810

Mortgage-Backed Securities 8.7%
Adjustable Rate Mortgage Trust
5.135% due 09/25/2035		684	413
American Home Mortgage Assets
0.661% due 05/25/2046		866	342
0.681% due 10/25/2046		3,158	1,106
0.701% due 09/25/2046		740	184
2.956% due 02/25/2047		9,033	3,036
3.176% due 11/25/2046		13,444	4,575
Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,400	1,111
5.421% due 04/10/2049		408	378
Banc of America Funding Corp.
5.756% due 03/20/2036		1,251	721
5.979% due 10/20/2046		328	147
6.124% due 01/20/2047		872	470
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,231	3,578
BCAP LLC Trust
0.641% due 01/25/2037		20,180	8,283
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		5,465	4,590
4.125% due 03/25/2035		12,170	10,044
4.468% due 05/25/2034		1,332	982
4.550% due 08/25/2035		4,437	3,649
4.630% due 05/25/2034		782	777
4.644% due 10/25/2033		898	793
4.786% due 11/25/2034		42	32
5.046% due 02/25/2034		129	83
Bear Stearns Alt-A Trust
5.441% due 08/25/2036		1,600	653
5.495% due 09/25/2035		4,623	2,157
5.569% due 11/25/2035		265	186
5.667% due 08/25/2036		626	291
5.752% due 11/25/2036		6,738	3,145
5.835% due 02/25/2036		8,839	4,372
5.849% due 01/25/2036		181	108
5.892% due 11/25/2036		1,552	737
6.250% due 08/25/2036		4,801	2,158
Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038		500	238
5.700% due 06/11/2050		6,100	4,544
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		109	94
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		3,500	1,976
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		3,545	2,673
4.248% due 08/25/2035		3,425	2,805
4.900% due 10/25/2035		14,083	8,903
4.900% due 12/25/2035		606	488
5.938% due 03/25/2037		2,657	1,254
6.014% due 09/25/2037		4,458	2,373
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		14,700	10,308
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		3,800	3,458
Commercial Mortgage Pass-Through Certificates
1.540% due 02/16/2034		1,909	1,688
Countrywide Alternative Loan Trust
0.641% due 01/25/2037		1,600	585
0.661% due 09/25/2046		2,833	1,110
0.671% due 05/25/2036		201	81
0.681% due 07/25/2046		180	64
0.701% due 08/25/2046		621	155
0.702% due 12/20/2046		9,617	4,193
0.718% due 03/20/2046		228	94
0.718% due 07/20/2046		2,279	937
0.751% due 02/25/2037		209	104
0.821% due 05/25/2037		1,502	608
3.756% due 11/25/2035		1,072	546
4.296% due 11/25/2035		913	475
5.250% due 06/25/2035		969	647
5.894% due 02/25/2037		774	418
6.000% due 10/25/2032		36	32
6.000% due 01/25/2037		3,641	1,968
6.000% due 04/25/2037		1,961	1,044
6.250% due 08/25/2037		1,118	554
Countrywide Home Loan Mortgage Pass-Through Trust
0.761% due 04/25/2035		54	27
0.791% due 03/25/2035		1,819	825
0.801% due 02/25/2035		40	21
4.121% due 11/19/2033		159	127
4.740% due 08/25/2034		349	176
4.789% due 11/25/2034		1,257	786
5.418% due 02/25/2047		1,346	588
5.603% due 03/25/2037		1,297	592
CS First Boston Mortgage Securities Corp.
1.121% due 03/25/2034		1,221	682
4.626% due 08/25/2033		568	463
4.938% due 12/15/2040		291	285
5.047% due 07/25/2033		120	103
5.545% due 05/25/2032		56	46
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.551% due 02/25/2037		71	64
Downey Savings & Loan Association Mortgage Loan Trust
0.901% due 07/19/2045		514	154
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033		174	169
4.741% due 12/25/2033		710	575
5.354% due 08/25/2035		621	441
First Republic Mortgage Loan Trust
1.545% due 11/15/2031		165	122
GE Capital Commercial Mortgage Corp.
5.334% due 11/10/2045		3,300	2,743
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		1,300	1,222
GMAC Mortgage Corp. Loan Trust
4.287% due 06/25/2034		129	69
5.500% due 09/25/2034		2,575	2,296
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		116	93
0.651% due 01/25/2037		1,689	705
0.681% due 04/25/2036		1,417	576
0.741% due 11/25/2045		352	162
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033		117	90
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		4,100	3,133
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		284	210
4.475% due 07/10/2039		500	462
GSR Mortgage Loan Trust
4.496% due 03/25/2033		989	840
4.540% due 09/25/2035		2,896	2,140
Harborview Mortgage Loan Trust
0.761% due 07/19/2046		3,149	1,283
0.771% due 09/19/2037		1,080	458
0.771% due 01/19/2038		2,920	1,167
0.801% due 05/19/2035		2,274	1,064
0.821% due 03/19/2036		429	183
5.129% due 05/19/2033		1,340	1,062
5.142% due 07/19/2035		269	146
Homebanc Mortgage Trust
5.805% due 04/25/2037		1,282	833
5.892% due 04/25/2037		1,600	539
Impac CMB Trust
2.395% due 07/25/2033		145	114
Indymac INDA Mortgage Loan Trust
5.909% due 08/25/2036		1,600	765
Indymac INDB Mortgage Loan Trust
0.771% due 11/25/2035		702	319
Indymac Index Mortgage Loan Trust
0.661% due 04/25/2037		457	107
0.661% due 09/25/2046		8,877	3,599
0.711% due 06/25/2037		471	168
0.721% due 02/25/2037		1,100	150
0.771% due 06/25/2037		1,270	592
5.055% due 12/25/2034		343	236
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		2,061	1,636
5.550% due 10/25/2036		2,512	1,947
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		4,200	3,201
6.465% due 11/15/2035		10,100	9,788
JPMorgan Mortgage Trust
4.375% due 11/25/2033		919	732
4.500% due 09/25/2034		81	78
5.024% due 02/25/2035		9,560	7,188
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		612	599
Lehman XS Trust
0.551% due 07/25/2046		14	13
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		5,300	2,086
0.771% due 05/25/2047		1,700	160
3.788% due 11/21/2034		165	136
4.143% due 07/25/2034		508	478
MASTR Alternative Loans Trust
0.871% due 03/25/2036		891	281
MASTR Asset Securitization Trust
5.500% due 11/25/2017		616	610
Mellon Residential Funding Corp.
1.675% due 06/15/2030		184	152
4.379% due 10/20/2029		107	96
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		2,700	2,004
5.414% due 07/12/2046		7,300	5,766
5.957% due 08/12/2049		7,300	5,607
Merrill Lynch Mortgage Investors, Inc.
0.721% due 08/25/2036		606	288
5.541% due 02/25/2033		336	287
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		134	96
1.575% due 03/15/2025		410	292
3.819% due 10/25/2035		7,153	5,460
Morgan Stanley Capital I
5.387% due 03/12/2044		1,300	1,055
5.544% due 11/12/2049		1,200	560
5.692% due 04/15/2049		1,100	829
Residential Accredit Loans, Inc.
0.621% due 02/25/2047		4,409	1,520
0.651% due 06/25/2046		7,838	3,211
0.671% due 12/25/2046		1,400	148
0.681% due 04/25/2046		129	54
0.741% due 05/25/2046		1,200	134
0.776% due 09/25/2046		2,000	190
Residential Asset Securitization Trust
0.921% due 12/25/2036		839	375
5.750% due 02/25/2036		870	586
6.250% due 10/25/2036		1,000	397
6.500% due 08/25/2036		1,300	387
Residential Funding Mortgage Securities I
5.210% due 09/25/2035		680	424
6.500% due 03/25/2032		256	246
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030		2,300	1,728
Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034		821	483
5.192% due 09/25/2034		444	348
5.246% due 05/25/2036		1,600	470
5.365% due 02/25/2034		601	364
5.422% due 09/25/2036		1,600	593
Structured Asset Mortgage Investments, Inc.
0.571% due 09/25/2047		572	528
0.661% due 06/25/2036		290	122
0.681% due 05/25/2046		1,538	653
0.691% due 05/25/2036		376	152
0.691% due 09/25/2047		6,300	1,158
0.721% due 09/25/2047		406	98
0.731% due 05/25/2046		847	241
0.771% due 08/25/2036		1,800	229
0.781% due 12/25/2035		25	12
0.831% due 07/19/2035		211	143
0.871% due 07/19/2034		44	25
3.979% due 08/25/2047		4,008	1,691
TBW Mortgage-Backed Pass-Through Certificates
0.581% due 01/25/2037		62	58
Thornburg Mortgage Securities Trust
0.591% due 09/25/2046		807	670
5.315% due 10/25/2043		273	204
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		800	526
5.416% due 01/15/2045		6,600	5,144
WaMu Mortgage Pass-Through Certificates
0.701% due 04/25/2045		95	45
0.731% due 11/25/2045		1,108	545
0.781% due 01/25/2045		1,239	639
1.011% due 12/25/2027		3,635	3,016
2.956% due 03/25/2047		3,949	1,473
2.996% due 01/25/2047		2,066	764
3.006% due 06/25/2047		895	254
3.016% due 04/25/2047		8,936	3,935
3.236% due 06/25/2046		336	147
3.256% due 02/25/2046		350	149
3.680% due 05/25/2041		19	17
4.269% due 07/25/2046		185	155
4.269% due 10/25/2046		142	57
4.375% due 02/27/2034		1,160	941
4.565% due 06/25/2033		296	266
5.449% due 02/25/2037		2,402	1,435
5.606% due 12/25/2036		9,322	4,640
5.706% due 02/25/2037		8,977	4,908
5.862% due 02/25/2037		2,584	1,820
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.721% due 07/25/2046		194	60
3.016% due 04/25/2047		924	271
3.026% due 04/25/2047		1,303	359
3.096% due 05/25/2047		865	275
3.196% due 07/25/2046		1,478	551
Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035		15,265	12,125
4.705% due 12/25/2033		51	39
4.950% due 03/25/2036		11,533	7,573
5.775% due 04/25/2036		1,120	411

			268,897

Municipal Bonds & Notes 1.5%
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		10,600	8,616
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032		4,100	3,555
5.000% due 06/01/2037		1,000	852
5.000% due 11/01/2037		700	596
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.386% due 01/01/2014		1,810	1,360
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	691
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,200	669
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,435	1,395
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (b)		1,000	996
Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2027		700	692
Illinois State General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
5.000% due 11/01/2022		5,500	5,567
Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014		20	23
Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025		1,000	998
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025		3,105	3,314
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,605	1,162
Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	174
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.156% due 12/15/2013		1,530	1,110
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023		1,800	1,637
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014		300	301
5.500% due 06/01/2017		600	606
New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013		1,555	1,556
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		1,980	70
Southern California State Metropolitan Water District Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 10/01/2036		530	498
University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2037		1,200	1,094
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025		8,300	3,194
Washington State General Obligation Bonds, (MBIA Insured), Series 2003
0.000% due 12/01/2020		500	275
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,110	3,502

			44,503

	Shares
Preferred Stocks 0.2%
DG Funding Trust
3.229% due 06/01/2047		640	6,436

	Principal Amount (000s)
U.S. Government Agencies 40.3%
Fannie Mae
0.591% due 03/25/2034		$216	208
0.771% due 03/25/2036		155	145
3.678% due 06/01/2043		241	238
3.928% due 06/01/2035		2,322	2,271
4.000% due 01/01/2024		3,000	3,032
4.500% due 02/01/2039		4,000	4,037
4.521% due 11/01/2034		6,443	6,337
4.915% due 11/01/2022		17	17
4.938% due 12/01/2034		1,430	1,434
5.000% due 11/25/2032 - 02/01/2039		38,300	39,070
5.105% due 08/01/2023		163	163
5.110% due 12/01/2030		18	18
5.200% due 11/01/2015		16,694	17,255
5.270% due 12/01/2015		3,413	3,539
5.310% due 12/01/2010		21,776	22,323
5.370% due 12/01/2015		2,646	2,756
5.425% due 01/01/2016		2,893	3,023
5.500% due 01/01/2023 - 05/01/2048		448,894	459,078
5.582% due 04/01/2032		88	87
5.825% due 01/01/2023		58	59
6.000% due 01/01/2029 - 07/25/2044		30,197	31,155
6.500% due 02/01/2026 - 09/01/2037		12,510	13,020
7.000% due 08/01/2036		2,355	2,423
Federal Home Loan Bank
3.654% due 10/23/2009		34,100	34,154
Freddie Mac
1.425% due 02/15/2019		14,658	14,092
1.545% due 12/15/2030		839	825
1.595% due 11/15/2016 - 03/15/2017		299	296
3.678% due 10/25/2044		6,127	5,877
3.679% due 02/25/2045		454	409
4.500% due 09/01/2013 - 07/15/2023		2,167	2,203
5.000% due 03/15/2016 - 08/15/2035		10,367	10,375
5.143% due 06/01/2022		271	270
5.334% due 09/01/2035		443	446
5.500% due 01/01/2039		128,000	131,020
6.000% due 12/01/2033		2,220	2,274
7.000% due 08/01/2036		725	738
9.050% due 06/15/2019		4	4
Ginnie Mae
4.625% due 07/20/2022 - 08/20/2027		569	560
5.000% due 02/01/2039		100	102
5.125% due 11/20/2021 - 11/20/2030		257	254
5.375% due 05/20/2022 - 05/20/2030		1,029	1,029
5.500% due 10/15/2038		268	279
6.000% due 08/20/2034 - 01/01/2039		76,510	78,841
6.000% due 09/20/2038 (g)(h)		72,340	74,787
6.000% due 10/20/2038 (g)		29,928	30,940
6.500% due 07/20/2038 - 01/01/2039		210,793	219,467
Small Business Administration
5.600% due 09/01/2028		2,600	2,691
5.980% due 05/01/2022		4,178	4,412
6.344% due 08/01/2011		493	508
6.640% due 02/01/2011		203	210
Tennessee Valley Authority
5.880% due 04/01/2036		8,145	10,527
5.980% due 04/01/2036		1,855	2,417

			1,241,695

U.S. Treasury Obligations 1.7%
U.S. Treasury Notes
3.125% due 04/30/2013		17,400	17,528
4.000% due 02/15/2015		7,600	7,908
4.250% due 11/15/2014		25,100	27,161

			52,597

Total United States (Cost $2,947,180)			2,703,582

SHORT-TERM INSTRUMENTS 18.8%
Certificates of Deposit 1.4%
Unicredito Italiano NY
1.640% due 05/18/2009		$14,300	14,296
1.795% due 05/15/2009		29,100	29,100

			43,396

Commercial Paper 1.1%
Goldman Sachs Group, Inc.
3.250% due 01/22/2009		34,900	34,837

Repurchase Agreements 5.2%
JPMorgan Chase Bank N.A.
0.000% due 01/13/2009		26,156	26,156
(Dated 12/16/2008. Collateralized by U.S. Treasury Notes 4.000% due 04/15/2010 valued at $26,432. Repurchase proceeds are $26,156.)
0.000% due 01/14/2009		26,156	26,156
(Dated 12/16/2008. Collateralized by U.S. Treasury Notes 4.000% due 04/15/2010 valued at $26,432. Repurchase proceeds are $26,156.)
0.010% due 01/07/2009		5,288	5,288
(Dated 12/10/2008. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2013 valued at $5,328. Repurchase proceeds are $5,288.)
0.010% due 01/09/2009		46,128	46,127
(Dated 12/08/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2013 valued at $46,895. Repurchase proceeds are $46,128.)
0.030% due 01/07/2009		57,393	57,393
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 08/15/2013 valued at $58,098. Repurchase proceeds are $57,393.)

			161,120

U.S. Cash Management Bills 1.5%
0.900% due 04/29/2009 - 05/15/2009 (c)(d)		44,620	44,342

U.S. Treasury Bills 9.6%
0.216% due 01/02/2009 - 06/11/2009 (c)(d)(e)(f)		296,620	295,897

Total Short-Term Instruments (Cost $580,551)			579,592

Purchased Options (j) 1.4% (Cost $10,481)			44,447
Total Investments 172.2% (Cost $5,381,117)			$5,300,453
Written Options (k) (1.9%) (Premiums $16,866)			(58,237)
Other Assets and Liabilities (Net) (70.3%)			(2,163,691)

Net Assets 100.0%			$3,078,525

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $238,582 and cash of $7,750 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $648 have been pledged as collateral for delayed-delivery securities on December 31, 2008.

(f) Securities with an aggregate market value of $259 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $284,529 at a weighted average interest rate of 2.538%. On December 31, 2008, securities valued at $69,996 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $20,455 and cash of $16,227 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	367	$873
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	869	420
90-Day Eurodollar December Futures	Long	12/2009	7,467	29,658
90-Day Eurodollar June Futures	Long	06/2010	2,235	6,605
90-Day Eurodollar March Futures	Long	03/2010	3,667	11,453
90-Day Eurodollar September Futures	Long	09/2010	265	996
Canada Government 10-Year Bond March Futures	Long	03/2009	33	190
Canada Government 10-Year Bond March Futures	Short	03/2009	12	(76)
Euro-Bund 10-Year Bond March Futures	Short	03/2009	281	(953)
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 100.000	Long	03/2009	349	0
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 103.000	Long	03/2009	497	0
Japan Government 10-Year Bond March Futures	Long	03/2009	13	146
U.S. Treasury 2-Year Note March Futures	Long	03/2009	950	757
U.S. Treasury 10-Year Note March Futures	Long	03/2009	155	(258)
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	312	2,114
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	238
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	603
United Kingdom Government 10-Year Bond March Futures	Long	03/2009	152	1,601

				$54,367

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%)	06/20/2014	1.000%		$1,400	$43	$0	$43
Agrium, Inc.	MLP	(1.250%)	03/20/2019	2.598%		5,000	496	0	496
Akzo Nobel NV	DUB	(0.290%)	06/20/2012	1.720%	EUR	1,700	105	0	105
Anadarko Petroleum Corp.	BCLY	(0.330%)	03/20/2012	2.340%		$3,900	235	77	158
AT&T, Inc.	BCLY	(1.400%)	12/20/2013	1.450%		3,800	7	0	7
AT&T, Inc.	JPM	(1.010%)	12/20/2013	1.450%		2,200	43	0	43
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	1.490%		1,000	19	0	19
AutoZone, Inc.	BOA	(0.600%)	06/20/2017	1.384%		2,000	109	0	109
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	1.500%		2,100	63	0	63
AutoZone, Inc.	JPM	(0.600%)	06/20/2017	1.384%		1,100	60	0	60
AutoZone, Inc.	RBS	(0.850%)	06/20/2013	1.500%		7,000	184	0	184
AutoZone, Inc.	RBS	(0.920%)	06/20/2013	1.500%		7,000	163	0	163
Avnet, Inc.	UBS	(1.530%)	09/20/2016	5.053%		1,700	318	0	318
Bank of America Corp.	DUB	(0.960%)	06/20/2018	1.140%		5,000	70	0	70
Bear Stearns Cos., Inc.	CSFB	(0.760%)	12/20/2017	1.113%		6,000	161	279	(118)
Bear Stearns Cos., Inc.	DUB	(0.870%)	03/20/2018	1.113%		6,000	112	0	112
Bear Stearns Cos., Inc.	RBS	(1.050%)	03/20/2018	1.113%		2,000	9	0	9
BellSouth Corp.	DUB	(0.395%)	09/20/2014	0.910%		3,000	81	0	81
Black & Decker Corp.	BOA	(1.020%)	12/20/2016	1.809%		3,000	152	0	152
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	2.488%		4,300	108	0	108
Brunswick Corp.	BOA	(4.100%)	09/20/2013	25.701%		3,000	1,074	0	1,074
Burlington Northern Santa Fe Corp.	BOA	(0.500%)	06/20/2017	0.971%		2,669	92	0	92
Cardinal Health, Inc.	DUB	(0.610%)	06/20/2017	0.781%		5,000	63	35	28
Cardinal Health, Inc.	DUB	(0.590%)	06/20/2017	0.781%		5,000	71	0	71
Citigroup, Inc.	DUB	(1.336%)	09/20/2018	1.757%		2,700	86	0	86
Citigroup, Inc.	JPM	(1.300%)	09/20/2018	1.757%		15,000	521	0	521
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	3.758%		3,000	331	0	331
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	4.583%		3,800	379	0	379
Compass Group PLC	MLP	(0.390%)	06/20/2012	0.904%	EUR	1,800	41	0	41
Computer Sciences Corp.	BOA	(1.060%)	03/20/2018	1.000%		$6,000	(31)	0	(31)
Constellation Energy Group, Inc.	BOA	(1.460%)	06/20/2012	5.377%		5,300	604	0	604
Consumers Energy Co.	BOA	(0.090%)	03/20/2012	3.400%		1,500	144	0	144
Covidien International Finance S.A.	DUB	(0.750%)	12/20/2017	0.964%		4,100	66	0	66
Credit Suisse GP Fin	DUB	(1.980%)	06/20/2013	1.807%		33,800	(277)	0	(277)
CSX Corp.	JPM	(0.165%)	03/20/2011	1.492%		2,700	77	0	77
CVS Caremark Corp.	RBS	(0.240%)	09/20/2011	0.945%		1,000	19	0	19
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	5.362%		800	90	68	22
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	6.244%		1,000	78	0	78
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	5.362%		1,500	167	0	167
Deutsche Bank AG	BCLY	(0.760%)	09/20/2013	1.307%		5,300	124	0	124
Deutsche Bank AG	CITI	(0.930%)	06/20/2013	1.307%		4,900	74	0	74
Deutsche Telekom International Finance BV	CSFB	(1.080%)	09/20/2018	1.009%		4,500	(36)	0	(36)
Deutsche Telekom International Finance BV	DUB	(1.180%)	09/20/2018	1.009%		8,000	(130)	0	(130)
Dominion Resources, Inc.	CITI	(0.475%)	12/20/2016	0.955%		2,000	67	0	67
Exelon Generation Co. LLC	BOA	(0.330%)	06/20/2011	4.982%		900	93	0	93
FirstEnergy Corp.	RBS	(0.500%)	12/20/2011	1.250%		6,500	138	0	138
Fortune Brands, Inc.	BOA	(1.460%)	03/20/2016	2.100%		7,400	277	0	277
GATX Financial Corp.	JPM	(0.160%)	06/20/2010	2.896%		500	19	0	19
GlobalSantaFe Corp.	WAC	(0.520%)	06/20/2012	0.830%		1,500	15	0	15
Goldman Sachs Group, Inc.	JPM	(0.330%)	03/20/2016	2.685%		2,900	392	0	392
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	25.811%		1,000	594	243	351
HCP, Inc.	BCLY	(0.550%)	09/20/2011	15.350%		400	111	50	61
HCP, Inc.	JPM	(0.610%)	09/20/2011	15.350%		1,000	275	0	275
HCP, Inc.	MSC	(2.030%)	12/20/2013	13.013%		6,000	1,843	0	1,843
Home Depot, Inc.	MSC	(0.980%)	12/20/2013	2.599%		4,000	275	0	275
Humana, Inc.	BCLY	(1.050%)	09/20/2018	3.837%		1,800	340	0	340
Humana, Inc.	JPM	(1.530%)	09/20/2018	3.837%		4,500	703	0	703
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	9.769%		2,700	614	0	614
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	8.340%		7,000	1,566	0	1,566
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.769%		2,900	663	0	663
International Paper Co.	CSFB	(2.400%)	06/20/2018	4.989%		3,000	464	0	464
JPMorgan Chase & Co.	BOA	(0.720%)	03/20/2018	1.113%		5,000	153	0	153
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.113%		1,500	46	0	46
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	1.113%		3,500	104	0	104
Koninklijke DSM NV	GSC	(0.365%)	06/20/2012	1.653%	EUR	1,800	101	0	101
Kraft Foods, Inc.	CITI	(1.000%)	03/20/2018	0.914%		$5,700	(49)	0	(49)
Lennar Corp.	MLP	(5.750%)	12/20/2012	6.169%		900	10	0	10
Loews Corp.	JPM	(0.330%)	03/20/2016	0.869%		1,150	40	0	40
Macy’s Retail Holdings, Inc.	BOA	(0.190%)	09/20/2009	7.694%		900	46	0	46
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	7.024%		4,000	562	0	562
Marriott International, Inc.	BCLY	(1.250%)	12/20/2015	5.068%		1,300	246	205	41
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	5.035%		4,300	798	0	798
Masco Corp.	MSC	(0.580%)	09/20/2012	4.800%		1,000	130	0	130
Merrill Lynch & Co., Inc.	CITI	(1.380%)	06/20/2018	1.363%		5,000	(9)	0	(9)
Morgan Stanley	BCLY	(1.040%)	06/20/2015	3.794%		2,000	271	0	271
Morgan Stanley	BOA	(1.100%)	06/20/2015	3.794%		8,000	1,060	0	1,060
Morgan Stanley	DUB	(1.200%)	06/20/2015	3.794%		9,000	1,148	0	1,148
Morgan Stanley	JPM	(1.800%)	06/20/2013	4.198%		1,900	166	0	166
Morgan Stanley	JPM	(0.285%)	12/20/2015	3.705%		2,500	446	0	446
Morgan Stanley	JPM	(1.830%)	09/20/2018	3.420%		10,600	1,115	0	1,115
Morgan Stanley	RBS	(1.850%)	06/20/2013	4.198%		700	60	0	60
Morgan Stanley	RBS	(1.150%)	06/20/2015	3.794%		2,000	260	0	260
Morgan Stanley	RBS	(0.295%)	12/20/2015	3.705%		2,600	463	0	463
Nabors Industries, Inc.	CITI	(0.820%)	03/20/2018	4.436%		2,000	452	0	452
National Grid PLC	BCLY	(0.208%)	06/20/2011	2.789%		4,300	256	0	256
Newell Rubbermaid, Inc.	GSC	(0.780%)	06/20/2013	1.752%		5,000	196	0	196
NiSource Finance Corp.	CITI	(1.660%)	03/20/2018	6.024%		4,000	940	0	940
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	6.165%		1,150	268	0	268
Omnicom Group, Inc.	CITI	(0.940%)	06/20/2016	3.069%		1,000	124	0	124
Pearson Dollar Finance Two PLC	BCLY	(0.610%)	06/20/2013	1.703%		2,500	110	0	110
Progress Energy, Inc.	MSC	(0.105%)	06/20/2012	0.730%		2,100	44	0	44
RadioShack Corp.	GSC	(1.410%)	06/20/2013	2.050%		8,400	210	0	210
Reed Elsevier Capital, Inc.	MSC	(0.280%)	06/20/2012	3.530%		1,200	120	0	120
Royal Caribbean Cruises Ltd.	BOA	(0.480%)	06/20/2010	14.822%		1,700	302	0	302
Ryder System, Inc.	BCLY	(0.110%)	03/20/2009	1.600%		1,600	5	16	(11)
Ryder System, Inc.	CITI	(1.160%)	03/20/2013	2.974%		5,000	341	0	341
Ryder System, Inc.	DUB	(0.150%)	03/20/2009	1.600%		900	3	0	3
Sealed Air Corp.	BCLY	(1.035%)	09/20/2013	5.000%		6,000	902	198	704
Sealed Air Corp.	BOA	(1.135%)	09/20/2013	5.000%		6,900	1,011	0	1,011
Sempra Energy	CITI	(0.795%)	06/20/2018	1.016%		8,000	139	0	139
Sheraton Holding Corp.	DUB	(2.390%)	12/20/2015	6.489%		5,000	935	231	704
Simon Property Group LP	GSC	(1.470%)	12/20/2016	6.551%		7,000	1,750	0	1,750
Simon Property Group LP	MSC	(1.006%)	09/20/2014	6.877%		3,000	706	0	706
SLM Corp.	GSC	(4.250%)	06/20/2013	8.483%		200	26	0	26
SLM Corp.	RBS	(3.200%)	06/20/2018	6.832%		2,000	369	0	369
Smith Group PLC	RBS	(0.530%)	09/20/2010	2.158%	GBP	7,000	264	0	264
Southwest Airlines Co.	BCLY	(0.640%)	03/20/2017	4.256%		$1,100	230	90	140
Southwest Airlines Co.	DUB	(0.420%)	03/20/2012	4.423%		500	57	0	57
Spectra Energy Capital LLC	DUB	(0.860%)	06/20/2018	1.870%		5,000	380	0	380
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.340%		1,400	61	0	61
Travelers Cos., Inc.	BOA	(0.900%)	12/20/2017	1.013%		7,410	62	0	62
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	2.227%		7,000	624	0	624
Tyco Electronics Group S.A.	DUB	(0.850%)	12/20/2017	2.227%		6,000	577	0	577
Tyco International Ltd.	BOA	(1.120%)	12/20/2019	2.088%		7,000	551	0	551
UBS Warburg LLC	BNP	(1.850%)	12/20/2013	2.037%	EUR	8,900	83	0	83
Union Pacific Corp.	BCLY	(0.600%)	03/20/2016	0.968%		$1,200	29	46	(17)
United Utilities PLC	DUB	(0.235%)	06/20/2012	1.250%	EUR	1,900	85	0	85
Viacom, Inc.	JPM	(1.150%)	06/20/2016	3.579%		$6,500	893	0	893
Viacom, Inc.	MSC	(0.640%)	06/20/2011	3.701%		1,000	70	0	70
Viacom, Inc.	UBS	(0.470%)	06/20/2011	3.701%		2,400	176	77	99
Vivendi	BOA	(1.280%)	06/20/2013	2.996%		7,000	459	0	459
Wachovia Corp.	CITI	(2.910%)	06/20/2013	1.250%		10,000	(703)	0	(703)
Wachovia Corp.	CITI	(2.320%)	06/20/2013	1.250%		5,000	(227)	0	(227)
WEA Finance LLC	HSBC	(1.950%)	06/20/2018	8.100%		7,000	2,145	0	2,145
Wells Fargo & Co.	BCLY	(1.030%)	09/20/2018	1.150%		11,000	103	0	103
Wolters Kluwer NV	DUB	(0.330%)	06/20/2012	1.325%	EUR	1,600	70	0	70
Xerox Corp.	MSC	(0.290%)	03/20/2009	3.619%		$2,800	20	0	20

							$36,999	$1,615	$35,384

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.250%		$3,000	$(73)	$0	$(73)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.244%		7,100	(643)	0	(643)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.822%		19,900	(636)	0	(636)
Brazil Government International Bond	MLP	1.340%	08/20/2011	2.822%		15,600	(500)	0	(500)
Brazil Government International Bond	MSC	1.380%	08/20/2011	2.822%		21,700	(671)	0	(671)
Ford Motor Credit Co. LLC	CITI	7.500%	03/20/2009	15.942%		11,400	(178)	0	(178)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%		400	(19)	(20)	1
Ford Motor Credit Co. LLC	JPM	7.300%	03/20/2009	15.942%		6,300	15	0	15
Ford Motor Credit Co. LLC	UBS	3.950%	12/20/2012	10.381%		3,000	(566)	0	(566)
General Electric Capital Corp.	BOA	0.770%	03/20/2009	4.538%		400	(3)	0	(3)
General Electric Capital Corp.	CITI	0.950%	09/20/2009	4.551%		2,700	(68)	0	(68)
General Electric Capital Corp.	DUB	0.850%	03/20/2009	4.538%		1,300	(10)	0	(10)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	3.708%		1,000	17	0	17
General Electric Capital Corp.	RBS	1.320%	03/20/2013	3.927%		12,500	(1,157)	0	(1,157)
GMAC LLC	BOA	8.850%	03/20/2009	9.740%		700	1	0	1
GMAC LLC	CITI	8.650%	03/20/2009	9.740%		1,300	1	0	1
GMAC LLC	JPM	9.500%	03/20/2009	9.740%		6,100	16	0	16
HSBC Finance Corp.	GSC	1.500%	06/20/2010	8.239%		1,400	(124)	0	(124)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	9.283%		4,400	(155)	0	(155)
JSC Gazprom	MLP	0.610%	05/20/2012	10.378%		1,200	(301)	0	(301)
JSC Gazprom	MSC	1.680%	04/20/2009	12.816%		1,500	(44)	0	(44)
JSC Gazprom	MSC	1.710%	04/20/2009	12.816%		2,600	(76)	0	(76)
JSC Gazprom	MSC	1.910%	04/20/2009	12.816%		800	(23)	0	(23)
Royal Bank of Scotland Group PLC	BCLY	1.650%	03/20/2013	1.400%	EUR	3,000	41	0	41
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	0.740%	06/20/2012	10.791%		$1,900	(518)	0	(518)
Russia Government International Bond	CSFB	0.450%	01/20/2009	9.637%		5,000	(14)	0	(14)
Russia Government International Bond	MSC	0.460%	01/20/2009	9.637%		4,000	(11)	0	(11)
Russia Government International Bond	MSC	0.490%	02/20/2009	9.643%		18,900	(205)	0	(205)
SLM Corp.	BOA	3.150%	06/20/2009	11.541%		3,400	(127)	0	(127)
SLM Corp.	CITI	4.300%	03/20/2009	11.543%		1,300	(18)	0	(18)
SLM Corp.	DUB	3.050%	03/20/2009	11.543%		1,900	(33)	0	(33)
SLM Corp.	GSC	0.700%	06/20/2012	9.113%		1,600	(347)	0	(347)
Spain Government Bond	GSC	0.270%	03/20/2013	0.936%		31,000	(827)	0	(827)
Spain Government Bond	GSC	0.435%	03/20/2013	0.936%		11,200	(224)	0	(224)
Spain Government Bond	HSBC	0.465%	03/20/2013	0.936%		8,400	(158)	0	(158)
Spain Government Bond	JPM	0.270%	03/20/2013	0.936%		51,700	(1,379)	0	(1,379)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	36.442%		700	(70)	0	(70)

							$(9,087)	$(20)	$(9,067)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BCLY	(0.650%)	12/20/2016		$2,342	$170	$(17)	$187
CDX.IG-7 10-Year Index	GSC	(0.650%)	12/20/2016		42,651	3,106	(302)	3,408
CDX.IG-7 10-Year Index	MSC	(0.650%)	12/20/2016		14,640	1,066	(101)	1,167
CDX.IG-7 10-Year Index	UBS	(0.650%)	12/20/2016		11,712	852	(81)	933
CDX.IG-8 10-Year Index	BCLY	(0.600%)	06/20/2017		14,152	936	190	746
CDX.IG-8 10-Year Index	BOA	(0.600%)	06/20/2017		37,478	2,479	89	2,390
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017		12,298	814	292	522
CDX.IG-8 10-Year Index	JPM	(0.600%)	06/20/2017		67,246	4,447	464	3,983
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017		11,810	600	443	157
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018		19,618	17	(662)	679
CDX.IG-10 5-Year Index	BCLY	(1.550%)	06/20/2013		13,859	311	(117)	428
CDX.IG-10 5-Year Index	DUB	(1.550%)	06/20/2013		109,898	2,469	(303)	2,772
CDX.IG-10 5-Year Index	GSC	(1.550%)	06/20/2013		13,371	301	(119)	420
CDX.IG-10 5-Year Index	MSC	(1.550%)	06/20/2013		10,541	237	(42)	279
CDX.IG-11 5-Year Index	GSC	(1.500%)	12/20/2013		44,700	873	890	(17)
CDX.IG-11 5-Year Index	MLP	(1.500%)	12/20/2013		11,500	224	247	(23)
CDX.IG-11 5-Year Index	MSC	(1.500%)	12/20/2013		8,200	160	183	(23)
iTraxx Europe 9 Index	DUB	(1.750%)	06/20/2018	EUR	27,500	(664)	(2,622)	1,958
iTraxx Europe HVol 6 Index	BCLY	(0.850%)	12/20/2016		11,300	2,075	(80)	2,155
iTraxx Europe HVol 6 Index	BNP	(0.850%)	12/20/2016		5,200	955	(39)	994
iTraxx Europe HVol 6 Index	DUB	(0.850%)	12/20/2016		900	165	(5)	170
iTraxx Europe HVol 6 Index	HSBC	(0.850%)	12/20/2016		1,800	330	(13)	343
iTraxx Europe HVol 6 Index	JPM	(0.850%)	12/20/2016		6,300	1,157	(35)	1,192
iTraxx Europe Sub Financials 9 Index	CSFB	(2.900%)	06/20/2013		25,000	(1,250)	(3,337)	2,087
iTraxx Europe Sub Financials 9 Index	DUB	(2.900%)	06/20/2013		25,000	(1,249)	(3,282)	2,033
iTraxx Europe Sub Financials 9 Index	JPM	(2.900%)	06/20/2013		15,000	(749)	(1,969)	1,220
iTraxx Europe Sub Financials 9 Index	RBS	(2.900%)	06/20/2013		15,000	(750)	(2,085)	1,335

						$19,082	$(12,413)	$31,495

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,800	$(3,213)	$(1,440)	$(1,773)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,000	(1,499)	(1,129)	(370)

					$(4,712)	$(2,569)	$(2,143)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	16,000	$730	$(22)	$752
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		19,000	920	(18)	938
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		20,500	1,091	23	1,068
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		7,100	187	0	187
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		1,300	34	0	34
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	19	0	19
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,300	32	0	32
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		20,500	732	0	732
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	(529)	(129)	(400)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(530)	(132)	(398)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		28,200	(2,908)	(374)	(2,534)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(1,670)	(165)	(1,505)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(2,642)	(607)	(2,035)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		21,500	(2,217)	(19)	(2,198)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(427)	(105)	(322)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,200	(573)	52	(625)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(364)	(20)	(344)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	BOA		11,400	1,588	127	1,461
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	JPM		7,700	1,072	128	944
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	MLP		6,100	850	44	806
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	RBC		5,800	807	49	758
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB		1,900	597	123	474
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	161	(18)	179
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	171	(19)	190
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		$25,700	2,246	330	1,916
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		105,000	9,177	1,326	7,851
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		82,800	7,237	(567)	7,804
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CSFB		10,200	811	238	573
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	BCLY		72,800	(12,438)	(3,640)	(8,798)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		35,800	(6,116)	(1,467)	(4,649)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		2,400	(410)	(57)	(353)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		187,400	(40,789)	(12,998)	(27,791)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		73,500	(15,998)	(2,480)	(13,518)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		200,000	(43,330)	0	(43,330)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		69,500	(8,268)	(3,781)	(4,487)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		74,900	(8,911)	2,254	(11,165)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		173,700	(20,665)	1,581	(22,246)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		79,500	(9,458)	1,543	(11,001)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(13,916)	726	(14,642)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		40,000	(10,957)	323	(11,280)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		27,400	(3,829)	(3,314)	(515)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		12,900	(292)	(1,101)	809
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	(23)	(47)	24
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		32,700	(14,872)	(138)	(14,734)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		41,400	(18,829)	1,428	(20,257)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		20,300	(9,232)	(458)	(8,774)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		13,200	(6,003)	(911)	(5,092)
Pay	6-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	38,000	415	60	355
Pay	6-Month AUD Bank Bill	5.250%	06/15/2011	DUB		72,200	1,500	(91)	1,591
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		113,900	6,685	(400)	7,085
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		49,000	2,876	(221)	3,097
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		9,800	434	(88)	522
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		9,000	399	(77)	476
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		20,500	1,765	(28)	1,793
Pay	6-Month AUD Bank Bill	6.000%	06/15/2014	UBS		37,200	1,934	153	1,781
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY	EUR	55,800	423	(712)	1,135
Pay	6-Month EUR-LIBOR	3.000%	09/16/2010	BCLY		3,100	17	(2)	19
Pay	6-Month EUR-LIBOR	3.000%	09/16/2010	JPM		73,800	420	(31)	451
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		54,600	398	(194)	592
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		18,300	875	142	733
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BCLY		121,900	5,866	(22)	5,888
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		20,300	977	32	945
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		61,100	2,940	320	2,620
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BCLY		22,000	40	(45)	85
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		98,200	176	(12)	188
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		12,600	490	(321)	811
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		61,600	2,372	(401)	2,773
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	BCLY		5,200	252	32	220
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	RBS		19,700	953	(53)	1,006
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		61,400	4,717	23	4,694
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	GSC		9,900	760	2	758
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		24,700	1,976	(219)	2,195
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		53,200	4,255	(206)	4,461
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	HSBC		17,800	1,424	(263)	1,687
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		6,400	512	(80)	592
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	BCLY		28,500	1,663	1,010	653
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	DUB		29,000	1,693	761	932
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	HSBC		79,200	4,623	3,020	1,603
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	MSC		54,800	3,198	647	2,551
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	RBS		8,000	467	213	254
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	BCLY		18,000	1,569	626	943
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		7,900	689	(135)	824
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		29,800	3,162	(2,108)	5,270
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		12,200	2,251	(108)	2,359
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,800	(3,836)	(1,140)	(2,696)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		300	(106)	(7)	(99)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	(7,815)	(2,514)	(5,301)
Receive	6-Month EUR-LIBOR	3.500%	03/18/2039	BCLY		6,000	48	(1,065)	1,113
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		20,300	(7,393)	(1,420)	(5,973)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		38,100	(13,874)	(2,332)	(11,542)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB	GBP	2,800	273	(111)	384
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		400	52	1	51
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		8,900	953	(79)	1,032
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	CITI		3,200	342	(47)	389
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		25,100	2,726	81	2,645
Pay	6-Month GBP-LIBOR	4.250%	03/18/2014	CITI		15,300	1,137	770	367
Pay	6-Month GBP-LIBOR	4.500%	03/18/2014	CITI		6,500	583	(5)	588
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		15,200	1,865	(41)	1,906
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		150,000	18,406	(353)	18,759
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		1,400	172	(31)	203
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	HSBC		42,100	486	(21)	507
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM		700	8	0	8
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	484	3	481
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	912	(12)	924
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		14,600	2,018	(450)	2,468
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	511	14	497
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	1,451	(23)	1,474
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		2,100	292	(118)	410
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		19,900	3,010	(3)	3,013
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		3,200	(763)	(13)	(750)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		11,700	(2,789)	356	(3,145)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2019	BNP		1,600	(202)	15	(217)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2019	MSC		8,600	(1,087)	(185)	(902)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	1,537	675	862
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	1,411	765	646
Pay	6-Month GBP-LIBOR	4.250%	06/15/2037	GSC		22,800	3,130	1,043	2,087
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		6,900	(2,180)	(1,759)	(421)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		11,100	(3,507)	(341)	(3,166)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		12,800	(4,044)	(1,003)	(3,041)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		1,900	(850)	(418)	(432)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		3,100	(1,391)	(354)	(1,037)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	RBS	JPY	6,330,000	221	58	163
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		29,640,000	8,802	5,306	3,496
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		3,430,000	1,018	630	388
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		10,670,000	3,313	2,170	1,143
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		1,840,000	(2,450)	(96)	(2,354)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		1,820,000	(5,800)	(816)	(4,984)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(4,046)	108	(4,154)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		62,000	134	0	134

							$(169,406)	$(23,830)	$(145,576)

(j) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	# of
Description	Price	Date	Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$142.000	01/23/2009	646	$22	$11
Put - CBOT U.S. Treasury 30-Year Bond March Futures	71.000	02/20/2009	405	7	6
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	0

				$30	$17

Interest Rate Swaptions

			Pay/Receive	Exercise	Expiration	Notional
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,100	$152	$1,098
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	66,400	651	4,110
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	134,600	1,351	8,332
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	259,500	3,043	12,799
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	466,500	4,834	15,980
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	34,100	347	2,111

							$10,378	$44,430

Options on Securities

	Strike	Expiration	Notional
Description	Price	Date	Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 02/01/2039	$64.000	02/05/2009	$147,500	$17	$0
Put - OTC Fannie Mae 5.500% due 02/01/2039	70.000	02/05/2009	152,000	18	0
Put - OTC Fannie Mae 5.500% due 02/01/2039	85.000	02/05/2009	142,000	17	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	38.000	01/06/2009	39,200	4	0
Put - OTC Fannie Mae 6.500% due 02/01/2039	74.000	02/05/2009	81,100	9	0
Put - OTC Ginnie Mae 6.000% due 02/01/2039	71.000	02/12/2009	66,000	8	0

				$73	$0

(k) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	# of
Description	Price	Date	Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$97.250	06/15/2009	1,866	$1,206	$121
Put - CME 90-Day Eurodollar March Futures	97.250	03/16/2009	2,640	812	52
Put - CME 90-Day Eurodollar March Futures	97.375	03/16/2009	1,082	498	28
Put - CME 90-Day Eurodollar March Futures	97.500	03/16/2009	3,690	1,523	120
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	361	61	54

				$4,100	$375

Interest Rate Swaptions

			Pay/Receive	Exercise	Expiration		Notional
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date		Amount	Premium	Value
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009	EUR	31,700	$421	$2,107
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	1
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$13,100	286	1,316
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		30,000	228	323
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	3,944
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	183	291
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		20,200	266	7,713
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		20,200	365	0
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		4,000	38	44
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	7,781
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	13,414
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		202,800	4,865	18,881
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	2,034

								$12,065	$57,849

Options on Securities

	Strike	Expiration	Notional
Description	Price	Date	Amount	Premium	Value
Put - OTC Fannie Mae 6.000% due 02/01/2039	$99.844	01/28/2009	$67,200	$701	$13

(l) Restricted securities as of December 31, 2008:

						Market Value
		Maturity	Acquisition		Market	as Percentage
Issuer Description	Coupon	Date	Date	Cost	Value	of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,369	$3,912	0.13%

(m) Short sales outstanding on December 31, 2008:

		Maturity		Principal
Description	Coupon	Date		Amount	Proceeds	Value	(6)
Fannie Mae	5.000%	01/01/2039		$9,000	$9,156	$9,190
Fannie Mae	6.000%	01/01/2039		11,000	11,228	11,325
Republic of Germany	6.250%	01/04/2030	EUR	5,000	9,424	9,310
U.S. Treasury Notes	3.125%	04/30/2013		$17,400	17,451	17,686
U.S. Treasury Notes	4.000%	02/15/2015		7,600	7,900	7,900
U.S. Treasury Notes	4.250%	11/15/2014		25,100	26,633	27,428

					$81,792	$82,839

(6) Market value includes $428 of interest payable on short sales.

(n) Foreign currency contracts outstanding on December 31, 2008:

			Principal
			Amount				Net Unrealized
			Covered by	Settlement	Unrealized	Unrealized	Appreciation/
Type	Currency	Counterparty	Contract	Month	Appreciation	(Depreciation )	(Depreciation )
Buy	AED	HSBC	34,141	04/2009	$0	$(222)	$(222)
Sell		HSBC	34,141	04/2009	40	0	40
Sell	AUD	BCLY	3,267	01/2009	0	(252)	(252)
Buy		CITI	32,942	01/2009	1,661	0	1,661
Sell		CITI	80,710	01/2009	0	(3,850)	(3,850)
Sell		CSFB	1,725	01/2009	0	(79)	(79)
Buy		GSC	8,152	01/2009	411	0	411
Buy		HSBC	31,944	01/2009	1,788	0	1,788
Sell		HSBC	311	01/2009	0	(17)	(17)
Sell		JPM	2,062	01/2009	0	(64)	(64)
Sell		MSC	554	01/2009	0	(21)	(21)
Buy		RBS	879	01/2009	53	0	53
Sell		RBS	31,569	01/2009	0	(1,724)	(1,724)
Sell	BRL	RBC	225	06/2009	26	0	26
Buy	CAD	DUB	11,794	01/2009	0	(56)	(56)
Sell		MSC	11,407	01/2009	0	(188)	(188)
Sell		RBC	31,990	01/2009	0	(61)	(61)
Buy	CLP	HSBC	499,300	05/2009	3	0	3
Buy	CNY	BCLY	116,825	05/2009	7	(652)	(645)
Sell		BCLY	191,956	05/2009	28	(85)	(57)
Buy		CITI	122,320	05/2009	0	(1,043)	(1,043)
Sell		DUB	11,045	05/2009	0	(7)	(7)
Buy		HSBC	28,880	05/2009	0	(184)	(184)
Sell		HSBC	79,900	05/2009	42	(1)	41
Buy		JPM	54,843	05/2009	0	(420)	(420)
Sell		JPM	32,860	05/2009	0	(33)	(33)
Buy		MSC	24,630	05/2009	0	(196)	(196)
Sell		UBS	31,739	05/2009	0	(41)	(41)
Buy		BCLY	3,982	07/2009	0	(47)	(47)
Sell		BCLY	36,885	07/2009	0	(27)	(27)
Buy		DUB	64,409	07/2009	0	(721)	(721)
Buy		HSBC	21,800	07/2009	0	(226)	(226)
Buy		JPM	18,891	07/2009	0	(211)	(211)
Sell		JPM	72,196	07/2009	1	(97)	(96)
Buy		BCLY	5,178	09/2009	0	(5)	(5)
Buy		CITI	5,206	09/2009	0	(1)	(1)
Buy		DUB	23,490	09/2009	0	(12)	(12)
Sell		DUB	48,692	09/2009	0	(105)	(105)
Buy		HSBC	10,539	09/2009	3	(7)	(4)
Buy		JPM	4,280	09/2009	0	(5)	(5)
Buy		BCLY	23,792	05/2010	0	(492)	(492)
Sell		BCLY	50,600	05/2010	0	(108)	(108)
Buy		MLP	26,809	05/2010	0	(540)	(540)
Sell	DKK	MSC	18,354	02/2009	0	(264)	(264)
Sell	EUR	BCLY	5,722	01/2009	0	(681)	(681)
Buy		BNP	1,879	01/2009	88	0	88
Sell		BNP	24,323	01/2009	0	(2,844)	(2,844)
Sell		BOA	10,114	01/2009	0	(940)	(940)
Sell		CITI	11,955	01/2009	7	(2)	5
Buy		CSFB	1,802	01/2009	115	0	115
Buy		DUB	4,160	01/2009	183	0	183
Sell		HSBC	1,000	01/2009	40	0	40
Buy		JPM	2,403	01/2009	0	(6)	(6)
Sell		JPM	7,565	01/2009	0	(965)	(965)
Buy		MSC	17,007	01/2009	770	(13)	757
Sell		MSC	1,160	01/2009	0	(65)	(65)
Buy		RBS	2,654	01/2009	297	0	297
Sell		RBS	150,921	01/2009	0	(19,092)	(19,092)
Sell		UBS	18,064	01/2009	0	(2,280)	(2,280)
Buy	GBP	BCLY	2,291	01/2009	0	(185)	(185)
Sell		BCLY	27,707	01/2009	1,920	0	1,920
Buy		BNP	3,167	01/2009	0	(231)	(231)
Sell		BNP	29,693	01/2009	2,587	0	2,587
Buy		CITI	2,234	01/2009	0	(234)	(234)
Sell		CITI	11,191	01/2009	503	0	503
Sell		CSFB	4,901	01/2009	431	0	431
Buy		DUB	17,485	01/2009	0	(1,507)	(1,507)
Sell		DUB	7,552	01/2009	409	0	409
Sell		JPM	3,703	01/2009	147	0	147
Buy		MSC	7,238	01/2009	0	(302)	(302)
Sell		MSC	3,100	01/2009	303	0	303
Buy		RBS	9,527	01/2009	0	(573)	(573)
Sell		RBS	7,283	01/2009	446	0	446
Buy		UBS	10,740	01/2009	0	(598)	(598)
Sell		UBS	15,899	01/2009	934	0	934
Sell	HKD	CITI	621	01/2009	0	0	0
Sell		CSFB	326	01/2009	0	0	0
Buy	INR	BCLY	22,513	04/2009	7	0	7
Buy		BOA	15,246	04/2009	10	0	10
Buy		CITI	12,500	04/2009	5	0	5
Buy		DUB	12,600	04/2009	7	0	7
Buy		HSBC	19,006	04/2009	7	0	7
Sell		JPM	82,144	04/2009	0	(73)	(73)
Buy	JPY	BCLY	189,631	01/2009	97	0	97
Sell		BCLY	5,637,706	01/2009	0	(3,026)	(3,026)
Buy		BNP	1,338,995	01/2009	384	0	384
Sell		BNP	318,212	01/2009	8	0	8
Buy		CITI	1,205,677	01/2009	290	0	290
Sell		CITI	6,371,310	01/2009	0	(3,012)	(3,012)
Sell		CSFB	2,245,295	01/2009	36	(323)	(287)
Buy		DUB	341,432	01/2009	21	0	21
Sell		DUB	1,754,227	01/2009	158	(55)	103
Buy		HSBC	2,074,181	01/2009	294	(96)	198
Sell		HSBC	9,194,611	01/2009	95	(3,855)	(3,760)
Sell		MLP	319,633	01/2009	0	(113)	(113)
Buy		MSC	339,995	01/2009	9	(3)	6
Sell		MSC	390,581	01/2009	21	0	21
Buy		RBS	32,530	01/2009	10	0	10
Sell		RBS	571,855	01/2009	0	(252)	(252)
Sell		UBS	2,678,195	01/2009	0	(1,443)	(1,443)
Sell	KRW	BCLY	3,165,292	02/2009	478	(7)	471
Sell		DUB	291,555	02/2009	0	(12)	(12)
Buy		MLP	3,514,710	02/2009	0	(640)	(640)
Buy	MXN	CITI	832	05/2009	0	(18)	(18)
Buy		MLP	138	05/2009	0	(1)	(1)
Buy	MYR	BCLY	4,913	02/2009	28	0	28
Sell		BCLY	24	02/2009	0	0	0
Sell		CITI	19,829	02/2009	0	(223)	(223)
Buy		DUB	13,250	02/2009	26	0	26
Sell		DUB	6,712	02/2009	0	(93)	(93)
Buy		JPM	4,909	02/2009	17	0	17
Sell		JPM	8,006	02/2009	0	(88)	(88)
Buy		BCLY	5,807	04/2009	15	0	15
Buy		BOA	4,975	04/2009	15	0	15
Buy		CITI	9,985	04/2009	41	0	41
Buy		HSBC	5,064	04/2009	21	0	21
Sell		HSBC	36	04/2009	0	0	0
Sell		JPM	13,637	04/2009	0	(85)	(85)
Sell	NZD	RBS	3,052	01/2009	23	0	23
Buy	PHP	BCLY	16,100	02/2009	0	(21)	(21)
Sell		BCLY	242,945	02/2009	0	(322)	(322)
Buy		DUB	64,520	02/2009	11	(13)	(2)
Buy		HSBC	19,410	02/2009	0	(27)	(27)
Buy		JPM	27,290	02/2009	0	(30)	(30)
Buy		MLP	6,100	02/2009	0	(10)	(10)
Buy		MSC	21,700	02/2009	0	(31)	(31)
Buy		RBS	6,000	02/2009	0	(10)	(10)
Buy		BCLY	2,530	05/2009	1	0	1
Buy		CITI	61,894	05/2009	9	(1)	8
Buy		JPM	18,915	05/2009	4	0	4
Buy		LEH	4,100	12/2010	0	(5)	(5)
Sell		LEH	4,100	12/2010	0	(1)	(1)
Buy	PLN	HSBC	484	05/2009	0	(53)	(53)
Sell		JPM	934	05/2009	13	0	13
Sell	RUB	BCLY	8,331	05/2009	6	0	6
Buy		DUB	28,546	05/2009	0	(341)	(341)
Buy		HSBC	3,060	05/2009	0	(37)	(37)
Sell		JPM	23,275	05/2009	174	0	174
Buy	SAR	JPM	28,597	04/2009	0	(128)	(128)
Sell		JPM	28,597	04/2009	0	(8)	(8)
Buy	SEK	MSC	3,081	02/2009	12	0	12
Sell	SGD	BCLY	6,045	01/2009	0	(95)	(95)
Buy		DUB	1,132	01/2009	15	0	15
Buy		CITI	1,723	04/2009	14	0	14
Buy		DUB	1,237	04/2009	17	0	17
Buy		HSBC	687	04/2009	7	0	7
Buy		RBS	593	04/2009	8	0	8
Buy		HSBC	535	07/2009	1	0	1
Buy	TWD	BCLY	58,614	02/2009	0	(122)	(122)
Buy		DUB	26,100	02/2009	0	(57)	(57)
Sell		HSBC	169,948	02/2009	226	0	226
Buy		MLP	41,900	02/2009	0	(82)	(82)
Buy		MSC	26,300	02/2009	0	(57)	(57)
Buy		UBS	13,300	02/2009	0	(29)	(29)

					$15,884	$(57,480)	$(41,596)

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	12/31/2008
Investments, at value	$0	$5,285,766	$14,687	$5,300,453
Short Sales, at value	0	(82,839)	0	(82,839)
Other Financial Instruments++	54,367	(193,636)	3,896	(135,373)

Total	$54,367	$5,009,291	$18,583	$5,082,241

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

					Total Unrealized
	Beginning Balance	Net Purchases/	Accrued Discounts/	Total Realized	Appreciation/	Net Transfers In/	Ending Balance
	at 03/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 12/31/2008
Investments, at value	$58	$18,469	$77	$(103)	$(3,814)	$0	$14,687
Other Financial Instruments++	(780)	0	0	0	4,158	518	3,896

Total	$(722)	$18,469	$77	$(103)	$344	$518	$18,583

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental Advantage Tax Efficient Strategy Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.7%
Citigroup, Inc.
8.400% due 04/29/2049	$100	$66

Total Corporate Bonds & Notes (Cost $100)		66

MUNICIPAL BONDS & NOTES 91.4%
Arizona 6.7%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	100	68
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	250	193

		261

California 3.4%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	56
Long Beach, California Special Tax Bonds, Series 2008
5.400% due 10/01/2023	100	75

		131

Colorado 3.7%
Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	100	65
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	100	81

		146

Georgia 0.3%
Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	100	13

Idaho 3.0%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	200	119

Illinois 5.6%
Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	100	72
Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	200	147

		219

Iowa 1.3%
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	100	52

Maryland 1.9%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	150	74

Michigan 1.4%
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	100	55

Montana 5.1%
Montana State Board of Regents Revenue Bonds, Series 2005
0.900% due 11/15/2035	200	200

New Jersey 2.3%
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	100	91

New York 4.4%
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	100	74
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2005
2.000% due 11/01/2035	100	100

		174

North Carolina 11.3%
Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	150	148
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	250	222
Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	100	72

		442

Ohio 5.7%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	62
5.875% due 06/01/2047	300	163

		225

Pennsylvania 12.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2007
5.000% due 11/15/2013	250	201
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	200	128
Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	250	172

		501

Puerto Rico 4.9%
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.500% due 07/01/2038	250	189

Tennessee 6.7%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	350	262

Texas 7.4%
Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	200	99
Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	125	117
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	100	73

		289

West Virginia 3.5%
Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	137

Total Municipal Bonds & Notes (Cost $4,722)		3,580

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 01/01/2012	400	3

Total Convertible Preferred Stocks (Cost $30)		3

Total Investments 93.2% (Cost $4,852)		$3,649

Other Assets and Liabilities (Net) 6.8%		266

Net Assets 100.0%		$3,915

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Cash of $70 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index March Futures	Short	03/2009	12	$(17)

(c) Swap agreements outstanding on December 31, 2008:

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	10,016	1-Month USD-LIBOR plus 0.250%	$776	02/27/2009	MLP	$16
Receive	FTSE eRAFI 1000 Index	26,037	1-Month USD-LIBOR plus 0.250%	3,070	03/31/2009	MLP	(1,014)
Pay	S&P 500 Index	954	1-Month USD-LIBOR less 0.050%	2,000	03/31/2009	MLP	659
Pay	FTSE eRAFI 1000 Index	14,431	1-Month USD-LIBOR plus 0.250%	1,734	04/30/2009	MLP	595
Receive	FTSE eRAFI 1000 Index	38,213	1-Month USD-LIBOR plus 0.250%	4,594	04/30/2009	MLP	(1,576)
Pay	S&P 500 Index	1,885	1-Month USD-LIBOR less 0.050%	4,000	07/31/2009	MLP	1,317

							$(3)

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$3	$3,646	$0	$3,649
Other Financial Instruments++	(16)	(4)	0	(20)

Total	$(13)	$3,642	$0	$3,629

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(51)	0	0	0	(947)	998	0

Total	$(51)	$0	$0	$0	$(947)	$998	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental Advantage Total Return Strategy Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 125.1%
Banking & Finance 84.7%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013 (e)		$600	$591
American Express Bank FSB
5.500% due 04/16/2013 (e)		800	759
American Express Centurion Bank
0.534% due 03/23/2010 (e)		2,700	2,496
American Express Co.
7.000% due 03/19/2018 (e)		800	810
American Express Credit Corp.
5.875% due 05/02/2013 (e)		600	577
American General Finance Corp.
2.267% due 03/02/2010 (e)		10,000	6,264
American International Group, Inc.
4.612% due 10/18/2011 (e)		6,500	4,676
ANZ National International Ltd.
6.200% due 07/19/2013 (e)		900	872
Bank of America Corp.
8.000% due 12/29/2049		7,800	5,618
8.125% due 12/29/2049		4,700	3,522
Bank of Scotland PLC
2.252% due 12/08/2010 (e)		7,000	6,391
Bear Stearns Cos. LLC
2.243% due 02/23/2010		400	389
2.371% due 11/28/2011 (e)		2,800	2,614
2.456% due 09/09/2009 (e)		4,900	4,822
3.650% due 01/31/2011		400	367
7.250% due 02/01/2018 (e)		2,000	2,195
Capital One Financial Corp.
2.469% due 09/10/2009 (e)		5,200	4,954
Citigroup, Inc.
5.500% due 04/11/2013 (e)		1,800	1,754
8.400% due 04/29/2049		9,300	6,152
Comerica Bank
2.263% due 05/24/2011 (e)		7,100	5,661
Countrywide Home Loans, Inc.
6.250% due 04/15/2009 (e)		10,600	10,603
General Electric Capital Corp.
5.875% due 01/14/2038 (e)		800	786
Goldman Sachs Group, Inc.
6.150% due 04/01/2018 (e)		5,000	4,813
Hartford Life Global Funding Trusts
2.199% due 11/15/2009 (e)		7,800	7,275
HSBC Finance Corp.
2.598% due 08/09/2011 (e)		3,200	2,636
International Lease Finance Corp.
5.169% due 07/13/2012 (e)		8,500	5,343
JPMorgan Chase & Co.
6.625% due 03/15/2012 (e)		8,800	9,021
7.900% due 04/29/2049		2,100	1,751
KeyBank N.A.
4.467% due 06/02/2010 (e)		1,200	1,158
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,800	836
3.375% due 01/26/2017 (a)		900	86
Merrill Lynch & Co., Inc.
2.349% due 02/15/2011		1,600	1,403
3.079% due 02/05/2010 (e)		4,200	3,986
3.735% due 07/25/2011 (e)		400	354
4.018% due 05/20/2009 (e)		3,800	3,752
Monumental Global Funding II
1.575% due 09/22/2009 (e)		7,300	7,266
Monumental Global Funding Ltd.
5.500% due 04/22/2013 (e)		500	472
Morgan Stanley
2.498% due 02/09/2009 (e)		1,400	1,393
4.232% due 05/14/2010 (e)		1,200	1,117
5.232% due 10/15/2015 (e)		5,700	3,910
National Australia Bank Ltd.
5.350% due 06/12/2013 (e)		700	675
Nationwide Life Global Funding I
5.450% due 10/02/2012 (e)		6,300	4,924
Northern Rock PLC
4.582% due 10/20/2009 (e)		5,000	4,932
Pacific Life Global Funding
1.755% due 06/22/2011 (e)		20,500	20,476
Premium Asset Trust
1.355% due 02/15/2009		5,000	4,224
4.539% due 10/08/2009		4,000	3,256
Pricoa Global Funding I
1.666% due 09/27/2013		700	460
3.565% due 01/30/2012		900	679
Principal Life Income Funding Trusts
5.550% due 04/27/2015 (e)		900	865
SLM Corp.
4.000% due 01/15/2010		2,800	2,535
Sun Life Financial Global Funding LP
1.595% due 07/06/2011 (e)		9,000	8,716
TD North America LP
3.660% due 10/15/2009		6,800	6,814
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		300	194
UBS AG
3.779% due 05/05/2010 (e)		2,800	2,796
5.750% due 04/25/2018 (e)		400	364
Wachovia Corp.
2.266% due 06/15/2017 (e)		1,000	744
2.352% due 06/01/2010 (e)		2,700	2,548
5.750% due 02/01/2018 (e)		1,000	1,004
7.980% due 02/28/2049		2,700	2,308

			197,959

Industrials 30.4%
Amgen, Inc.
6.900% due 06/01/2038 (e)		3,300	3,781
CVS Caremark Corp.
2.502% due 06/01/2010 (e)		10,000	9,205
Dell, Inc.
5.650% due 04/15/2018 (e)		1,600	1,435
Gaz Capital S.A.
7.343% due 04/11/2013		100	82
8.146% due 04/11/2018		600	426
8.625% due 04/28/2034		3,300	2,722
GlaxoSmithKline Capital, Inc.
2.800% due 05/13/2010 (e)		9,400	9,094
Home Depot, Inc.
2.046% due 12/16/2009 (e)		14,400	13,607
Martin Marietta Materials, Inc.
3.615% due 04/30/2010 (e)		4,660	3,933
Norfolk Southern Corp.
5.750% due 04/01/2018 (e)		3,600	3,509
Oracle Corp.
5.750% due 04/15/2018 (e)		3,500	3,667
Philip Morris International, Inc.
6.375% due 05/16/2038 (e)		400	417
Reynolds American, Inc.
2.696% due 06/15/2011 (e)		4,700	3,808
Suncor Energy, Inc.
6.100% due 06/01/2018 (e)		4,000	3,453
Time Warner, Inc.
2.405% due 11/13/2009 (e)		5,800	5,584
Tyco International Finance S.A.
6.125% due 01/15/2009 (e)		3,700	3,695
Wal-Mart Stores, Inc.
6.200% due 04/15/2038 (e)		2,200	2,527

			70,945

Utilities 10.0%
Appalachian Power Co.
6.600% due 05/01/2009		1,230	1,220
Deutsche Telekom International Finance BV
1.678% due 03/23/2009 (e)		7,800	7,731
Dominion Resources, Inc.
2.921% due 06/17/2010 (e)		4,000	3,717
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011 (e)		9,400	9,736
Public Service Electric & Gas Co.
5.300% due 05/01/2018 (e)		1,100	1,070

			23,474

Total Corporate Bonds & Notes (Cost $320,913)			292,378

MUNICIPAL BONDS & NOTES 2.7%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021		100	101
6.899% due 12/01/2040		1,600	1,642
New York State Housing Finance Agency Revenue Bonds, Series 2007
5.000% due 03/15/2032		4,700	4,470

Total Municipal Bonds & Notes (Cost $5,926)			6,213

U.S. GOVERNMENT AGENCIES 42.3%
Fannie Mae
4.251% due 03/01/2034 (e)		1,060	1,058
4.291% due 07/01/2035 (e)		1,448	1,460
4.500% due 06/01/2023		89	91
4.500% due 06/01/2023 - 11/01/2023 (e)		3,892	3,985
5.000% due 07/01/2023 - 07/01/2037 (e)		20,829	21,309
5.000% due 04/01/2034 - 07/01/2037 (f)		575	588
5.000% due 05/01/2037		25	26
5.000% due 06/01/2037 (e)(f)		980	1,002
5.254% due 12/01/2034 (e)		1,210	1,210
5.500% due 11/01/2036 - 11/01/2038 (e)		10,154	10,422
5.500% due 06/01/2037 - 09/01/2038		66	68
5.500% due 07/01/2038 (f)		158	163
6.000% due 08/01/2036 - 10/01/2036 (f)		740	763
6.000% due 09/01/2036 - 11/01/2036 (e)		11,251	11,597
6.000% due 10/01/2036 (e)(f)		315	325
6.000% due 05/01/2037 - 08/01/2038		75	77
Freddie Mac
5.000% due 02/15/2016 - 11/01/2035 (e)		15,160	15,497
5.500% due 09/01/2037 - 09/01/2038 (e)		20,721	21,235
Ginnie Mae
6.000% due 02/15/2037 - 09/15/2037 (f)		1,963	2,029
Small Business Administration
5.490% due 03/01/2028		492	505
6.020% due 08/01/2028		5,200	5,478

Total U.S. Government Agencies (Cost $95,507)			98,888

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013		116	110

Total U.S. Treasury Obligations (Cost $110)			110

MORTGAGE-BACKED SECURITIES 5.5%
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		7,100	5,215
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038		3,400	2,784
GS Mortgage Securities Corp. II
5.799% due 08/10/2045		1,600	1,166
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	1,667
WaMu Mortgage Pass-Through Certificates
5.688% due 06/25/2037		4,022	1,975

Total Mortgage-Backed Securities (Cost $15,880)			12,807

ASSET-BACKED SECURITIES 17.0%
Access Group, Inc.
4.835% due 10/27/2025		3,400	3,127
BA Credit Card Trust
1.235% due 11/17/2014		1,700	1,393
1.895% due 12/15/2014		3,000	2,501
Chase Issuance Trust
1.945% due 08/17/2015		4,500	3,575
3.496% due 09/15/2015		6,800	5,619
IXIS Real Estate Capital Trust
0.811% due 02/25/2036		4,950	4,023
Long Beach Mortgage Loan Trust
0.531% due 12/25/2036		567	489
SLM Student Loan Trust
3.655% due 10/26/2015		2,088	2,087
5.035% due 04/25/2023		6,700	6,288
South Carolina Student Loan Corp.
2.952% due 03/02/2020		3,100	2,588
3.202% due 09/03/2024		1,400	1,101
Structured Asset Securities Corp.
0.581% due 01/25/2037		10,000	6,889

Total Asset-Backed Securities (Cost $46,643)			39,680

FOREIGN CURRENCY-DENOMINATED ISSUES 1.6%
KeyCorp
4.276% due 11/22/2010	EUR	1,600	1,668
Merrill Lynch & Co., Inc.
4.201% due 05/30/2014		1,900	2,109

Total Foreign Currency-Denominated Issues (Cost $3,616)			3,777

	Shares
CONVERTIBLE PREFERRED STOCKS 5.2%
Banking & Finance 5.2%
Bank of America Corp.
7.250% due 05/30/2014		2,400	1,563
Wachovia Corp.
7.500% due 05/30/2014		14,200	10,650

Total Convertible Preferred Stocks (Cost $13,670)			12,213

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 12.5%
Commercial Paper 3.4%
Federal Home Loan Bank
0.170% due 02/04/2009		$8,000	7,999

Repurchase Agreements 1.3%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		3,000	3,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $2,965. Repurchase proceeds are $3,000.)

U.S. Cash Management Bills 3.4%
0.268% due 04/29/2009 - 05/15/2009 (b)(d)		7,950	7,905

U.S. Treasury Bills 4.4%
1.246% due 01/15/2009 - 06/04/2009 (b)(d)		10,430	10,422

Total Short-Term Instruments (Cost $29,373)			29,326

Purchased Options (h) 2.7% (Cost $2,136)			6,240
Total Investments 214.6% (Cost $533,774)			$501,632
Written Options (i) (0.0%) (Premiums $79)			(95)
Other Assets and Liabilities (Net) (114.6%)			(267,764)

Net Assets 100.0%			$233,773

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $10,029 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $130,511 at a weighted average interest rate of 2.857%. On December 31, 2008, securities valued at $338,174 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $3,865 and cash of $27,067 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	17	$191
90-Day Euribor March Futures	Long	03/2009	28	296
90-Day Eurodollar December Futures	Long	12/2009	83	476
90-Day Eurodollar June Futures	Long	06/2009	602	3347
90-Day Eurodollar June Futures	Long	06/2010	7	39
90-Day Eurodollar March Futures	Long	03/2009	368	1923
90-Day Eurodollar March Futures	Long	03/2010	77	442
90-Day Eurodollar September Futures	Long	09/2009	322	1884
90-Day Eurodollar September Futures	Long	09/2010	7	40
E-mini S&P 500 Index March Futures	Short	03/2009	835	(1159)
S&P 500 Index March Futures	Short	03/2009	841	(5834)
U.S. Treasury 2-Year Note March Futures	Long	03/2009	70	93
U.S. Treasury 5-Year Note March Futures	Long	03/2009	6	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3	26
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	13	117

				$1,873

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
JPMorgan Chase & Co.	BCLY	(1.300%)	06/20/2010	0.718%	$1,400	$(13)	$0	$(13)
JPMorgan Chase & Co.	DUB	(1.300%)	06/20/2009	0.689%	1,400	(6)	0	(6)
Wells Fargo & Co.	DUB	(1.400%)	12/20/2009	1.200%	1,900	(6)	0	(6)

						$(25)	$0	$(25)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	3.708%	$2,300	$69	$0	$69
General Electric Capital Corp.	BCLY	4.500%	12/20/2013	3.708%	2,900	98	0	98
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	3.708%	2,200	93	0	93
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	200	5	0	5
General Motors Corp.	BOA	5.000%	06/20/2013	77.714%	1,300	(1,009)	(240)	(769)
General Motors Corp.	DUB	5.000%	06/20/2013	77.714%	5,000	(3,884)	(892)	(2,992)
Merrill Lynch & Co., Inc.	DUB	2.200%	06/20/2013	1.550%	1,000	28	0	28
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.208%	1,000	9	0	9
SLM Corp.	BCLY	5.100%	06/20/2009	11.541%	200	(6)	0	(6)
SLM Corp.	CITI	5.600%	09/20/2009	11.541%	2,600	(100)	0	(100)

						$(4,697)	$(1,132)	$(3,565)

Credit Default Swaps on Credit Indices – Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	$486	$3	$0	$3
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	9,723	72	0	72
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,334	7	0	7
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(1)	0	(1)

					$81	$0	$81

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$34,700	$900	$(61)	$961
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		7,700	200	(18)	218
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,800	41	2	39
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,100	298	119	179
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	54	44	10
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		5,300	239	191	48
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		3,700	167	117	50
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		800	(95)	(33)	(62)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(779)	28	(807)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		500	(169)	(5)	(164)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		800	(270)	6	(276)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	(16)	(60)	44
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		6,000	(135)	(370)	235
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,900	(43)	(89)	46
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,000	(455)	(95)	(360)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		5,100	(2,320)	46	(2,366)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		800	(363)	(96)	(267)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		23,900	(10,870)	(1,148)	(9,722)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	136	12	124
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	112	(21)	133
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	53	5	48
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	1,140	(117)	1,257
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		500	62	0	62
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,900	969	(94)	1,063
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		1,400	197	(1)	198

							$(10,947)	$(1,638)	$(9,309)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	1,319,523	1-Month USD-LIBOR plus 0.200%	$99,316	03/13/2009	CSFB	$5,139
Pay	FTSE eRAFI 1000 Index	988,209	1-Month USD-LIBOR plus 0.250%	76,553	02/27/2009	MLP	(1,546)
Receive	FTSE eRAFI 1000 Index	1,530,770	1-Month USD-LIBOR plus 0.250%	118,583	02/27/2009	MLP	2,434
Receive	FTSE eRAFI 1000 Index	1,035,004	1-Month USD-LIBOR plus 0.170%	80,177	08/31/2009	UBS	1,645

							$7,672

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index March Futures	$1,450.000	03/19/2009	860	$46	$0
Put - CBOT U.S. Treasury 2-Year Note February Futures	85.500	02/20/2009	70	2	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	86.500	02/20/2009	18	0	0

				$48	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$23,000	$539	$1,815
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.141	02/13/2009	60,000	1,519	4,415
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.102	02/06/2009	1,500	0	1
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.070	02/06/2009	2,900	0	2
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.586	02/06/2009	2,800	0	3
Call - OTC U.S. Treasury Note 2.375% due 08/31/2010	103.813	01/16/2009	11,000	1	2
Call - OTC U.S. Treasury Note 3.500% due 02/15/2010	103.563	02/06/2009	1,500	0	2
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	119.063	02/20/2009	400	0	0
Put - OTC Fannie Mae 4.500% due 01/01/2024	40.000	01/13/2009	4,000	1	0
Put - OTC Fannie Mae 5.000% due 01/01/2024	45.000	01/13/2009	1,000	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	73.000	01/06/2009	82,800	10	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	45.000	01/13/2009	1,000	0	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	60.000	01/06/2009	1,200	0	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	73.000	01/06/2009	39,900	5	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	81.250	01/06/2009	110,000	13	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	55.000	01/14/2009	1,000	0	0

				$2,088	$6,240

(i) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	29	$17	$25
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	12	15	19
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	15	4	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	11	5	1
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	28	4	4

				$45	$50

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$2,500	$20	$27
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	5
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	5
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	500	2	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	3	6

							$34	$45

(j) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	CITI	161	01/2009	$0	$(8)	$(8)
Buy	CNY	BCLY	4,654	07/2009	0	(48)	(48)
Sell		BCLY	3,553	07/2009	0	(13)	(13)
Sell		CITI	4,707	07/2009	0	(12)	(12)
Buy		DUB	14,457	07/2009	0	(152)	(152)
Sell		DUB	12,866	07/2009	0	(23)	(23)
Buy		HSBC	4,723	07/2009	0	(44)	(44)
Sell		HSBC	1,538	07/2009	0	(5)	(5)
Buy		JPM	4,507	07/2009	0	(50)	(50)
Sell		JPM	3,892	07/2009	0	(13)	(13)
Buy		BCLY	1,326	09/2009	0	(1)	(1)
Buy		CITI	833	09/2009	0	0	0
Buy		DUB	3,950	09/2009	0	(2)	(2)
Buy		HSBC	1,803	09/2009	0	(1)	(1)
Buy		JPM	690	09/2009	0	(1)	(1)
Buy	EUR	BCLY	328	01/2009	21	0	21
Buy		BNP	70	01/2009	0	(3)	(3)
Buy		BOA	21	01/2009	1	0	1
Buy		DUB	149	01/2009	9	(1)	8
Buy		HSBC	141	01/2009	7	(2)	5
Buy		MSC	133	01/2009	9	0	9
Sell		RBS	3,948	01/2009	0	(499)	(499)
Sell	GBP	BCLY	357	01/2009	16	0	16
Sell		CITI	387	01/2009	17	0	17
Sell		UBS	343	01/2009	16	0	16
Buy	JPY	BCLY	11,564	01/2009	6	0	6
Buy		BNP	9,291	01/2009	6	0	6
Buy		CITI	11,224	01/2009	6	0	6
Sell		CITI	53,140	01/2009	0	(25)	(25)
Buy		UBS	22,711	01/2009	12	0	12
Buy	MYR	BCLY	304	02/2009	2	0	2
Sell		BCLY	267	02/2009	0	(3)	(3)
Sell		CITI	379	02/2009	0	(5)	(5)
Buy		DUB	370	02/2009	1	0	1
Sell		DUB	177	02/2009	0	(2)	(2)
Sell		HSBC	68	02/2009	0	(1)	(1)
Buy		JPM	464	02/2009	4	0	4
Sell		JPM	246	02/2009	0	(3)	(3)
Buy		BCLY	175	04/2009	0	0	0
Buy		BOA	140	04/2009	0	0	0
Buy		CITI	281	04/2009	1	0	1
Sell		CITI	917	04/2009	0	(13)	(13)
Buy		HSBC	321	04/2009	3	0	3
Buy	PHP	BCLY	1,900	02/2009	0	(3)	(3)
Sell		CITI	18,904	02/2009	0	(32)	(32)
Buy		DUB	7,576	02/2009	1	(1)	0
Buy		HSBC	2,250	02/2009	0	(3)	(3)
Buy		JPM	3,178	02/2009	0	(3)	(3)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,600	02/2009	0	(4)	(4)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		CITI	7,249	05/2009	1	0	1
Sell		CITI	9,674	05/2009	0	(19)	(19)
Buy		JPM	2,425	05/2009	0	0	0
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	RUB	JPM	16,183	05/2009	0	(199)	(199)
Sell		JPM	16,183	05/2009	206	0	206
Sell	SGD	BCLY	175	01/2009	0	(3)	(3)
Sell		BOA	104	01/2009	0	(4)	(4)
Buy		DUB	279	01/2009	4	0	4
Sell		BCLY	391	04/2009	0	(13)	(13)
Buy		CITI	569	04/2009	5	0	5
Sell		CITI	264	04/2009	0	(9)	(9)
Buy		DUB	369	04/2009	6	0	6
Buy		HSBC	161	04/2009	1	0	1
Sell		HSBC	598	04/2009	0	(21)	(21)
Sell		JPM	261	04/2009	0	(9)	(9)
Buy		RBS	237	04/2009	3	0	3
Buy		UBS	178	04/2009	3	0	3
Sell		BOA	203	07/2009	0	(7)	(7)
Buy		HSBC	203	07/2009	0	0	0

					$367	$(1,263)	$(896)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$10,650	$486,758	$4,224	$501,632
Other Financial Instruments++	1,873	(6,137)	0	(4,264)

Total	$12,523	$480,621	$4,224	$497,368

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$4,969	$26	$0	$(771)	$0	$4,224
Other Financial Instruments++	(2,967)	0	0	0	3,931	(964)	0

Total	$(2,967)	$4,969	$26	$0	$3,160	$(964)	$4,224

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments Fundamental IndexPLUSTM Fund December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.9%
Allied Waste North America, Inc.
2.470% due 03/28/2014		$4	$4
2.570% due 03/28/2014		30	30
2.830% due 03/28/2014		58	58
HCA, Inc.
3.709% due 11/18/2013		1,769	1,398
Metro-Goldwyn-Mayer, Inc.
4.709% due 04/08/2012		591	253

Total Bank Loan Obligations (Cost $2,454)			1,743

CORPORATE BONDS & NOTES 62.5%
Banking & Finance 45.3%
Allstate Life Global Funding Trusts
1.538% due 03/23/2009		500	496
American Express Centurion Bank
0.944% due 04/17/2009 (f)		900	882
1.200% due 11/16/2009 (f)		1,000	946
American Express Credit Corp.
1.928% due 11/09/2009 (f)		800	744
1.961% due 03/02/2009		10	10
American General Finance Corp.
2.246% due 12/15/2011 (f)		1,600	606
American Honda Finance Corp.
2.246% due 03/09/2009		400	400
American International Group, Inc.
1.090% due 06/16/2009 (f)		800	729
ANZ National International Ltd.
2.428% due 08/07/2009 (f)		700	700
Bank of America Corp.
2.047% due 09/18/2009		300	296
8.000% due 12/29/2049		9,500	6,843
Bank of Scotland PLC
4.590% due 07/17/2009		500	499
Bear Stearns Cos. LLC
2.262% due 08/21/2009 (f)		1,200	1,180
2.356% due 05/18/2010 (f)		2,900	2,805
2.359% due 08/15/2011 (f)		700	630
2.458% due 02/23/2012		1,000	927
3.765% due 01/30/2009 (f)		1,500	1,500
4.199% due 10/22/2010		200	192
4.905% due 07/16/2009 (f)		800	790
Capital One Financial Corp.
2.469% due 09/10/2009 (f)		13,700	13,052
CIT Group, Inc.
3.615% due 01/30/2009 (f)		700	699
5.800% due 07/28/2011		1,500	1,258
Citigroup Funding, Inc.
0.474% due 04/23/2009 (f)		700	692
1.466% due 06/26/2009 (f)		700	686
Citigroup, Inc.
2.326% due 06/09/2009		200	195
5.500% due 08/27/2012 (f)		700	680
6.125% due 11/21/2017 (f)		1,100	1,113
Comerica Bank
0.561% due 06/30/2010		2,500	2,064
Credit Agricole S.A.
2.181% due 05/28/2009 (f)		900	898
2.231% due 05/28/2010 (f)		1,000	989
East Lane Re Ltd.
9.192% due 05/06/2011		1,900	1,847
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	85
5.800% due 01/12/2009		300	299
8.625% due 11/01/2010		100	76
Foundation Re II Ltd.
8.899% due 11/26/2010		1,000	968
General Electric Capital Corp.
2.129% due 03/12/2010 (f)		1,700	1,614
3.565% due 10/26/2009		100	97
Goldman Sachs Group, Inc.
1.518% due 03/30/2009 (f)		1,500	1,480
4.164% due 07/23/2009 (f)		600	584
HSBC Finance Corp.
4.479% due 10/21/2009		600	563
ICICI Bank Ltd.
5.290% due 01/12/2010 (f)		1,400	1,159
International Lease Finance Corp.
2.373% due 05/24/2010 (f)		1,200	957
4.950% due 02/01/2011 (f)		4,300	3,104
JPMorgan Chase & Co.
7.000% due 11/15/2009 (f)		2,100	2,123
KeyBank N.A.
4.467% due 06/02/2010 (f)		700	675
KeyCorp
0.571% due 05/26/2009 (f)		700	691
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)		800	76
2.889% due 01/23/2009 (a)		600	57
2.907% due 11/16/2009 (a)		3,000	285
3.005% due 07/18/2011 (a)		200	19
Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009		1,600	1,596
Merrill Lynch & Co., Inc.
2.290% due 12/04/2009 (f)		1,000	960
2.438% due 05/08/2009 (f)		600	590
4.018% due 05/20/2009 (f)		2,700	2,666
4.485% due 05/12/2010 (f)		3,700	3,567
Metropolitan Life Global Funding I
2.189% due 05/17/2010 (f)		1,800	1,615
Morgan Stanley
2.498% due 02/09/2009		100	99
4.752% due 01/18/2011		200	170
5.032% due 01/15/2010 (f)		1,000	932
National City Bank
1.620% due 06/18/2010		1,500	1,405
4.250% due 01/29/2010 (f)		2,200	2,120
Osiris Capital PLC
7.602% due 01/15/2010		1,400	1,358
Residential Capital LLC
5.253% due 05/22/2009		1,100	407
SLM Corp.
3.615% due 01/26/2009		900	866
3.675% due 07/27/2009 (f)		1,550	1,461
3.695% due 07/26/2010		300	256
3.735% due 01/26/2009		100	100
VTB Capital S.A.
4.559% due 11/02/2009 (f)		1,900	1,677
Wachovia Bank N.A.
1.538% due 03/23/2009		400	397
3.572% due 11/03/2014		700	553
Wachovia Corp.
7.980% due 02/28/2049		500	427
Wachovia Mortgage FSB
2.428% due 05/08/2009 (f)		1,100	1,085
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009 (f)		2,300	2,280

			86,847

Industrials 15.0%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		10	9
Anadarko Petroleum Corp.
2.396% due 09/15/2009		1,300	1,244
BP AMI Leasing, Inc.
1.476% due 06/26/2009 (f)		1,800	1,801
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		600	604
Comcast Corp.
5.119% due 07/14/2009		400	395
Daimler Finance North America LLC
2.346% due 03/13/2009 (f)		700	700
2.426% due 03/13/2009		300	289
3.642% due 08/03/2009		200	189
General Mills, Inc.
4.189% due 01/22/2010 (f)		800	769
Home Depot, Inc.
2.046% due 12/16/2009 (f)		2,600	2,457
Hospira, Inc.
1.948% due 03/30/2010 (f)		1,200	1,171
International Business Machines Corp.
4.096% due 07/28/2011 (f)		2,300	2,184
Kimberly-Clark Corp.
3.520% due 07/30/2010 (f)		1,900	1,848
Mandalay Resort Group
6.500% due 07/31/2009		800	780
Pemex Project Funding Master Trust
2.820% due 12/03/2012		200	168
Reynolds American, Inc.
2.696% due 06/15/2011 (f)		700	567
Rockies Express Pipeline LLC
5.100% due 08/20/2009 (f)		1,700	1,701
SABMiller PLC
4.182% due 07/01/2009 (f)		5,000	4,986
Safeway, Inc.
1.816% due 03/27/2009 (f)		700	692
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009 (f)		600	601
Walt Disney Co.
4.705% due 07/16/2010 (f)		2,900	2,849
Weyerhaeuser Co.
2.466% due 09/24/2009 (f)		1,700	1,633
Xerox Corp.
2.598% due 12/18/2009 (f)		1,000	925
9.750% due 01/15/2009		100	100

			28,662

Utilities 2.2%
AT&T, Inc.
2.959% due 02/05/2010		500	483
NiSource Finance Corp.
2.723% due 11/23/2009 (f)		2,935	2,645
Telecom Italia Capital S.A.
3.672% due 02/01/2011		500	396
5.112% due 07/18/2011		400	301
Telefonica Emisiones SAU
1.825% due 06/19/2009		400	387

			4,212

Total Corporate Bonds & Notes (Cost $132,980)			119,721

U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae
0.531% due 12/25/2036		413	363
0.571% due 01/25/2021		570	558
0.821% due 09/25/2042		119	103
0.871% due 05/25/2031		157	149
3.678% due 07/01/2044		102	101
4.391% due 11/01/2035 (g)		33	34
4.453% due 05/01/2035 (g)		68	68
4.477% due 05/01/2035 (g)		59	59
4.496% due 11/01/2034 (g)		40	40
4.510% due 07/01/2034		20	20
4.600% due 07/01/2034 (g)		27	27
4.639% due 07/01/2035		172	174
4.676% due 10/01/2034		16	16
4.789% due 09/01/2036		716	682
4.793% due 05/01/2036		697	664
4.824% due 07/01/2036		671	637
4.857% due 12/01/2033 (g)		53	53
4.908% due 09/01/2035 (g)		90	91
4.909% due 08/01/2036		736	700
4.982% due 06/01/2035		353	357
5.016% due 11/01/2035		136	137
5.209% due 08/01/2035		1,245	1,256
5.500% due 02/01/2036 - 03/01/2039		9,924	10,153
6.000% due 10/01/2037 - 09/01/2038		3,881	4,000
Freddie Mac
0.511% due 12/25/2036		1,803	1,717
0.731% due 08/25/2031		37	33
1.345% due 08/15/2019		4,772	4,633
1.545% due 12/15/2030		36	36
1.595% due 06/15/2018 (f)		23	22
3.679% due 02/25/2045		85	77
4.695% due 06/01/2035		207	209
4.710% due 08/01/2035		290	288
5.000% due 07/15/2024		133	135
5.500% due 08/01/2038 - 09/01/2038		3,965	4,064
6.000% due 01/01/2037 (g)		43	44
6.000% due 09/01/2038		830	856

Total U.S. Government Agencies (Cost $32,723)			32,556

MORTGAGE-BACKED SECURITIES 12.7%
Banc of America Funding Corp.
6.124% due 01/20/2047		1,030	555
Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034		650	525
5.136% due 05/25/2033		772	603
Bear Stearns Adjustable Rate Mortgage Trust
4.661% due 07/25/2034		550	375
Bear Stearns Alt-A Trust
5.059% due 12/25/2033		622	407
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		923	795
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		1,057	665
5.761% due 12/26/2046		592	412
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021		8	7
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		51	41
Commercial Mortgage Pass-Through Certificates
1.540% due 02/16/2034		2,343	2,071
Countrywide Alternative Loan Trust
0.651% due 05/25/2047		557	230
3.256% due 02/25/2036		1,275	575
4.500% due 06/25/2035		146	142
First Horizon Asset Securities, Inc.
5.354% due 08/25/2035		791	562
GMAC Mortgage Corp. Loan Trust
5.584% due 11/19/2035		52	30
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		521	419
0.551% due 01/25/2047		720	662
0.741% due 11/25/2045		25	12
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033		559	433
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		726	535
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		223	200
0.801% due 05/19/2035		49	23
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		226	210
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		176	160
0.571% due 01/25/2037		116	110
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		33	25
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		325	316
Mellon Residential Funding Corp.
1.635% due 12/15/2030		310	248
Merrill Lynch Floating Trust
1.265% due 06/15/2022		2,233	1,698
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		521	278
MLCC Mortgage Investors, Inc.
4.917% due 01/25/2029		273	179
Morgan Stanley Capital I
1.255% due 10/15/2020		251	192
Structured Adjustable Rate Mortgage Loan Trust
5.345% due 01/25/2035		1,096	574
5.528% due 08/25/2035		479	248
Structured Asset Mortgage Investments, Inc.
0.571% due 09/25/2047		1,364	1,259
0.601% due 03/25/2037		1,213	474
0.751% due 02/25/2036		65	31
0.831% due 07/19/2035		227	99
Structured Asset Securities Corp.
0.521% due 05/25/2036		353	321
5.048% due 10/25/2035		196	142
Thornburg Mortgage Securities Trust
0.591% due 09/25/2046		404	335
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		1,049	745
1.285% due 09/15/2021		3,088	2,363
WaMu Mortgage Pass-Through Certificates
0.741% due 12/25/2045		33	15
0.761% due 10/25/2045		34	19
1.111% due 12/25/2027		1,228	1,041
2.986% due 01/25/2047		369	157
3.256% due 02/25/2046		2,453	1,044
3.456% due 11/25/2042		66	55
3.680% due 05/25/2041		13	11
4.269% due 10/25/2046		427	171
4.269% due 12/25/2046		2,462	1,134
4.375% due 02/27/2034		520	422

Total Mortgage-Backed Securities (Cost $35,809)			24,355

ASSET-BACKED SECURITIES 13.5%
ACE Securities Corp.
0.521% due 12/25/2036		206	189
0.531% due 10/25/2036		116	108
0.551% due 10/25/2036		34	32
Argent Securities, Inc.
0.521% due 09/25/2036		52	51
Asset-Backed Funding Certificates
0.531% due 10/25/2036		161	157
0.531% due 11/25/2036		222	209
0.531% due 01/25/2037		306	264
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		94	91
0.521% due 12/25/2036		366	337
0.746% due 09/25/2034		46	36
Atrium CDO Corp.
3.946% due 06/27/2015		2,960	2,619
Bear Stearns Asset-Backed Securities Trust
0.521% due 11/25/2036		413	371
0.551% due 10/25/2036		197	182
Carrington Mortgage Loan Trust
0.791% due 10/25/2035		583	504
Chase Issuance Trust
1.235% due 04/15/2013		1,800	1,595
3.496% due 09/15/2015		2,900	2,397
Citigroup Mortgage Loan Trust, Inc.
0.531% due 01/25/2037		267	254
0.571% due 10/25/2036		827	759
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037		357	332
0.521% due 03/25/2047		41	40
0.521% due 05/25/2047		252	233
0.531% due 03/25/2037		67	65
0.541% due 06/25/2037		612	569
0.551% due 06/25/2037		361	333
0.581% due 10/25/2046		75	70
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		382	332
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 01/25/2038		778	719
0.521% due 11/25/2036		552	500
0.521% due 12/25/2036		160	155
0.531% due 06/25/2036		132	128
Ford Credit Auto Owner Trust
4.360% due 06/15/2010		323	319
Fremont Home Loan Trust
0.531% due 01/25/2037		388	303
0.541% due 02/25/2037		33	32
GSAMP Trust
0.511% due 10/25/2046		190	178
0.541% due 09/25/2036		55	53
0.541% due 12/25/2036		576	417
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		342	327
0.778% due 01/20/2035		951	674
Indymac Residential Asset-Backed Trust
0.531% due 04/25/2037		190	178
0.551% due 07/25/2037		752	667
JPMorgan Mortgage Acquisition Corp.
0.521% due 08/25/2036		38	36
Lehman XS Trust
0.541% due 05/25/2046		62	60
0.591% due 11/25/2036		400	381
Long Beach Mortgage Loan Trust
0.651% due 08/25/2035		55	52
0.751% due 10/25/2034		6	2
MASTR Asset-Backed Securities Trust
0.531% due 11/25/2036		345	322
Merrill Lynch Mortgage Investors, Inc.
0.501% due 06/25/2037		31	30
0.541% due 08/25/2036		581	548
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		84	79
0.521% due 10/25/2036		107	101
0.521% due 11/25/2036		652	613
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036		196	186
Nationstar Home Equity Loan Trust
0.531% due 03/25/2037		500	454
Option One Mortgage Loan Trust
0.511% due 02/25/2037		221	215
0.521% due 01/25/2037		291	273
Park Place Securities, Inc.
0.731% due 09/25/2035		247	172
0.783% due 10/25/2034		236	169
Residential Asset Mortgage Products, Inc.
0.551% due 10/25/2036		456	423
Residential Asset Securities Corp.
0.531% due 10/25/2036		57	56
0.541% due 11/25/2036		299	287
Residential Funding Mortgage Securities II, Inc.
0.591% due 05/25/2037		521	482
Saxon Asset Securities Trust
0.531% due 10/25/2046		34	32
SBI HELOC Trust
0.641% due 08/25/2036		65	61
Securitized Asset-Backed Receivables LLC Trust
0.521% due 09/25/2036		213	202
0.601% due 05/25/2037		793	532
SLC Student Loan Trust
2.129% due 02/15/2015		466	457
SLM Student Loan Trust
3.535% due 10/25/2016		674	658
3.545% due 10/26/2015		164	164
3.785% due 07/25/2013		265	257
4.035% due 10/25/2017		700	573
Specialty Underwriting & Residential Finance
0.516% due 11/25/2037		232	220
Structured Asset Investment Loan Trust
0.661% due 08/25/2035		517	495
Structured Asset Securities Corp.
0.521% due 10/25/2036		459	425

Total Asset-Backed Securities (Cost $29,158)			25,796

SOVEREIGN ISSUES 0.0%
Korea Development Bank
2.433% due 11/22/2012		100	90

Total Sovereign Issues (Cost $100)			90

FOREIGN CURRENCY-DENOMINATED ISSUES 1.6%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,300	893
KeyCorp
4.276% due 11/22/2010	EUR	600	625
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	1,040
Wachovia Corp.
4.493% due 02/13/2014	EUR	400	456

Total Foreign Currency-Denominated Issues (Cost $3,304)			3,014

	Shares
CONVERTIBLE PREFERRED STOCKS 5.5%
Banking & Finance 5.5%
Bank of America Corp.
7.250% due 02/13/2014		4,900	3,192
Lehman Brothers Holdings, Inc.
8.750% due 02/13/2014 (a)		1,400	1
Wachovia Corp.
7.500% due 02/13/2014		9,700	7,275

			10,468

Total Convertible Preferred Stocks (Cost $14,711)			10,468

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 67.4%
Commercial Paper 1.6%
Federal Home Loan Bank
0.170% due 02/04/2009		$3,000	2,999

Repurchase Agreements 12.0%
Goldman Sachs & Co.
0.060% due 01/02/2009		20,000	20,000
(Dated 12/31/2008. Collateralized by Freddie Mac 5.500% due 10/01/2038 valued at $20,382. Repurchase proceeds are $20,000.)
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		3,000	3,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $3,030. Repurchase proceeds are $3,000.)

			23,000

U.S. Cash Management Bills 0.4%
0.262% due 04/29/2009 - 05/15/2009 (b)(c)		720	716

U.S. Treasury Bills 53.4%
0.229% due 01/02/2009 - 06/11/2009 (b)(c)(e)		102,560	102,359

Total Short-Term Instruments (Cost $129,264)			129,074

Purchased Options (i) 1.8% (Cost $1,188)			3,515
Total Investments 182.9% (Cost $381,691)			$350,332
Written Options (j) (1.1%) (Premiums $814)			(2,123)
Other Assets and Liabilities (Net) (81.8%)			(156,674)

Net Assets 100.0%			$191,535

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $70,912 and cash of $1,500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Cash of $300 has been pledged as collateral for delayed-delivery securities on December 31, 2008.

(e) Securities with an aggregate market value of $369 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $48,786 at a weighted average interest rate of 2.794%. On December 31, 2008, securities valued at $91,562 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $357 and cash of $2,812 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2009	123	$1,272
90-Day Eurodollar December Futures	Long	12/2009	31	160
90-Day Eurodollar June Futures	Long	06/2009	246	1,408
90-Day Eurodollar March Futures	Long	03/2009	737	4,367
90-Day Eurodollar March Futures	Long	03/2010	24	124
90-Day Eurodollar September Futures	Long	09/2009	201	1,522
E-mini S&P 500 Index March Futures	Long	03/2009	10	16
U.S. Treasury 2-Year Note March Futures	Long	03/2009	598	571
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	113
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	124	1,040
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	154	1,321
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	198	141

				$12,055

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
JPMorgan Chase & Co.	BCLY	(1.300%)	06/20/2010	0.718%	$800	$(8)	$0	$(8)
JPMorgan Chase & Co.	DUB	(1.300%)	06/20/2009	0.689%	800	(3)	0	(3)
Wells Fargo & Co.	DUB	(1.400%)	12/20/2009	1.200%	1,100	(3)	0	(3)

						$(14)	$0	$(14)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	BNP	1.950%	03/20/2013	2.903%	$1,200	$(41)	$0	$(41)
American Express Co.	DUB	2.060%	03/20/2013	2.903%	2,100	(64)	0	(64)
American International Group, Inc.	BOA	0.910%	12/20/2012	5.259%	400	(59)	0	(59)
American International Group, Inc.	BOA	0.930%	12/20/2012	5.259%	600	(88)	0	(88)
American International Group, Inc.	RBS	0.780%	12/20/2012	5.259%	400	(60)	0	(60)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.300%	300	(25)	0	(25)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.300%	800	(71)	0	(71)
Berkshire Hathaway Finance Corp.	DUB	0.850%	09/20/2009	4.250%	2,800	(67)	0	(67)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.300%	1,000	(86)	0	(86)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.300%	800	(71)	0	(71)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	2.340%	1,000	11	0	11
California State General Obligation Notes, Series 2005	GSC	0.530%	03/20/2018	3.578%	1,000	(130)	0	(130)
CIT Group, Inc.	JPM	5.750%	03/20/2013	7.304%	800	(38)	0	(38)
Citigroup, Inc.	JPM	0.530%	09/20/2012	1.922%	1,900	(91)	0	(91)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%	1,800	(87)	(72)	(15)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.510%	100	(19)	0	(19)
Gannett Co., Inc.	BCLY	1.968%	03/20/2013	9.515%	1,000	(215)	0	(215)
Gannett Co., Inc.	UBS	1.800%	03/20/2013	9.515%	300	(66)	0	(66)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	4.554%	700	(23)	0	(23)
General Electric Capital Corp.	BNP	0.770%	03/20/2013	3.927%	1,000	(112)	0	(112)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	3.708%	600	25	0	25
General Electric Capital Corp.	BNP	4.700%	12/20/2013	3.708%	300	13	0	13
General Electric Capital Corp.	CITI	1.050%	03/20/2010	4.523%	800	(32)	0	(32)
General Electric Capital Corp.	MSC	5.500%	12/20/2009	4.554%	400	4	0	4
General Electric Capital Corp.	MSC	0.750%	03/20/2013	3.927%	1,600	(181)	0	(181)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	4.551%	100	(2)	0	(2)
General Motors Corp.	BCLY	4.850%	12/20/2012	81.101%	2,400	(1,851)	0	(1,851)
General Motors Corp.	DUB	5.000%	09/20/2009	140.506%	2,300	(1,388)	0	(1,388)
General Motors Corp.	MLP	4.880%	12/20/2012	81.101%	1,900	(1,465)	0	(1,465)
General Motors Corp.	UBS	4.900%	12/20/2012	81.101%	1,500	(1,156)	0	(1,156)
GMAC LLC	GSC	3.200%	09/20/2012	8.183%	300	(45)	0	(45)
GMAC LLC	JPM	3.670%	09/20/2012	8.183%	1,000	(135)	0	(135)
GMAC LLC	MLP	1.850%	09/20/2009	9.739%	1,100	(60)	0	(60)
Goldman Sachs Group, Inc.	BNP	0.830%	09/20/2012	3.017%	3,000	(216)	0	(216)
Indonesia Government International Bond	CITI	1.000%	03/20/2009	4.128%	2,500	(16)	0	(16)
JSC Gazprom	BCLY	0.740%	01/20/2012	10.680%	800	(188)	0	(188)
JSC Gazprom	DUB	1.000%	10/20/2011	10.875%	400	(88)	0	(88)
JSC Gazprom	MSC	1.050%	02/20/2009	12.741%	1,400	(17)	0	(17)
Malaysia Government International Bond	CITI	0.520%	03/20/2009	1.350%	1,700	(3)	0	(3)
MBIA, Inc.	BOA	2.800%	12/20/2012	22.815%	400	(166)	0	(166)
MBIA, Inc.	BOA	4.000%	12/20/2012	13.792%	400	(103)	0	(103)
MBIA, Inc.	DUB	3.400%	12/20/2012	33.971%	400	(201)	0	(201)
MBIA, Inc.	WAC	5.050%	12/20/2012	13.792%	400	(92)	0	(92)
MetLife, Inc.	JPM	1.700%	03/20/2013	5.242%	600	(72)	0	(72)
Mexico Government International Bond	BCLY	0.270%	03/20/2009	1.181%	2,000	(2)	0	(2)
Mexico Government International Bond	CSFB	0.220%	03/20/2009	1.181%	1,000	(1)	0	(1)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	1,000	(135)	0	(135)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.825%	1,000	(114)	0	(114)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	6.992%	800	(132)	0	(132)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	6.992%	500	(81)	0	(81)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	6.992%	2,100	(335)	0	(335)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	6.992%	2,400	(353)	0	(353)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	6.992%	300	(48)	0	(48)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	6.992%	300	(44)	0	(44)
Russia Government International Bond	GSC	0.670%	03/20/2009	9.649%	1,500	(26)	0	(26)
SLM Corp.	BNP	4.500%	03/20/2009	11.543%	1,000	(14)	0	(14)
SLM Corp.	BOA	2.860%	12/20/2012	8.756%	1,000	(168)	0	(168)
SLM Corp.	JPM	4.550%	03/20/2010	11.356%	400	(29)	0	(29)
SLM Corp.	MLP	4.600%	03/20/2010	11.356%	600	(43)	0	(43)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	36.441%	1,000	(127)	0	(127)
Wachovia Corp.	RBS	1.700%	03/20/2013	1.233%	100	2	0	2

						$(10,487)	$(72)	$(10,415)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	MLP	(5.000%)	06/20/2013	$300	$47	$22	$25
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	195	10	18	(8)

					$57	$40	$17

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$500	$(85)	$0	$(85)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	1,000	(180)	0	(180)
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012	4,904	(342)	0	(342)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	981	(67)	0	(67)
CDX.HY-11 Index	MSC	5.000%	12/20/2013	300	(60)	(75)	15
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	2,139	11	0	11
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	194	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	292	1	0	1
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	400	(8)	(9)	1

					$(730)	$(84)	$(646)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	600	$18	$1	$17
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		300	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	5	0	5
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	2,400	(16)	0	(16)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,500	(9)	0	(9)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		600	(3)	0	(3)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		900	6	1	5
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		800	6	0	6
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(21)	(18)	(3)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	4	(1)	5
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	4	(1)	5
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	4	1	3
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$80,100	3,911	533	3,378
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		16,500	743	602	141
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		17,600	793	555	238
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		33,700	1,517	1,082	435
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		400	(135)	0	(135)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		18,200	(6,159)	42	(6,201)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,200	(27)	(102)	75
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	(4)	(9)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		16,600	(7,550)	198	(7,748)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(273)	(39)	(234)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		2,100	(955)	(145)	(810)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,800	(2)	15	(17)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		9,900	120	(189)	309
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	39	(8)	47
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		1,200	(195)	215	(410)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		2,700	(438)	735	(1,173)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(43)	5	(48)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$3,400	(373)	71	(444)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		1,600	3	0	3

							$(9,021)	$3,544	$(12,565)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	126,973	1-Month USD-LIBOR plus 0.200%	$9,557	03/13/2009	CSFB	$494
Receive	FTSE eRAFI 1000 Index	574,558	1-Month USD-LIBOR plus 0.200%	43,245	10/15/2009	CSFB	2,238
Receive	FTSE eRAFI 1000 Index	197,636	1-Month USD-LIBOR plus 0.300%	14,875	10/15/2009	JPM	769
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	74,269	06/15/2009	MLP	(27,238)
Receive	FTSE eRAFI 1000 Index	317,787	1-Month USD-LIBOR plus 0.230%	33,095	08/17/2009	MLP	(7,943)
Receive	FTSE eRAFI 1000 Index	400,000	1-Month USD-LIBOR plus 0.230%	44,801	09/18/2009	MLP	(13,144)
Receive	FTSE eRAFI 1000 Index	121,149	1-Month USD-LIBOR plus 0.300%	9,118	10/15/2009	MLP	471

							$(44,353)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 2-Year Note February Futures	$85.000	02/20/2009	127	$2	$2
Put - CBOT U.S. Treasury 2-Year Note February Futures	86.000	02/20/2009	130	2	2

				$4	$4

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,300	$94	$324
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,900	31	97
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,700	18	57
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,400	27	80
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,000	30	100
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	17,700	191	570
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	6,900	66	255
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,500	59	183
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	69

							$534	$1,735

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$10,000	$234	$789
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	12,000	288	699
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	6,000	121	273
Call -OTC U.S. Treasury Note 2.125% due 04/30/2010	102.719	01/16/2009	50,000	6	15
Put - OTC Fannie Mae 5.500% due 02/01/2039	83.000	02/05/2009	6,000	1	0

				$650	$1,776

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$97.250	03/16/2009	699	$277	$14
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	13	4	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	9	4	1
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	9	1	1

				$286	$17

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,800	$90	$402
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	5
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	600	15	52
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	62
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	600	20	74
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	99
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,000	32	123
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,900	178	713
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	6
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,000	66	269
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	222
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	79

							$528	$2,106

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	03/01/2039	$3,000	$2,922	$3,054

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	216	04/2009	$0	$(1)	$(1)
Sell		BCLY	216	04/2009	0	0	0
Buy		HSBC	217	04/2009	0	(1)	(1)
Sell		HSBC	217	04/2009	0	0	0
Buy	BRL	BCLY	81	02/2009	0	(2)	(2)
Sell		BCLY	934	02/2009	24	(3)	21
Sell		CITI	33	02/2009	0	0	0
Sell		HSBC	186	02/2009	0	(4)	(4)
Sell		JPM	631	02/2009	0	(7)	(7)
Sell		UBS	258	02/2009	0	0	0
Buy	CNY	BCLY	2,857	07/2009	0	(30)	(30)
Sell		BCLY	12,827	07/2009	9	(3)	6
Sell		CITI	511	07/2009	0	(2)	(2)
Buy		DUB	8,565	07/2009	0	(90)	(90)
Sell		DUB	1,228	07/2009	0	(3)	(3)
Buy		HSBC	2,966	07/2009	0	(28)	(28)
Sell		HSBC	232	07/2009	0	(1)	(1)
Buy		JPM	2,229	07/2009	0	(25)	(25)
Sell		JPM	577	07/2009	0	(3)	(3)
Buy		BCLY	997	09/2009	0	(1)	(1)
Buy		CITI	625	09/2009	0	0	0
Buy		DUB	2,910	09/2009	0	(1)	(1)
Buy		HSBC	1,317	09/2009	0	(1)	(1)
Buy		JPM	552	09/2009	0	(1)	(1)
Buy	EUR	BCLY	747	01/2009	97	0	97
Buy		BNP	19	01/2009	0	(1)	(1)
Buy		DUB	19	01/2009	1	0	1
Buy		HSBC	35	01/2009	1	(1)	0
Buy		MSC	19	01/2009	1	0	1
Sell		RBS	2,330	01/2009	0	(295)	(295)
Sell	GBP	BCLY	1,465	01/2009	64	0	64
Sell		BNP	441	01/2009	19	0	19
Sell		CITI	1,588	01/2009	71	0	71
Buy		JPM	1,900	01/2009	0	(112)	(112)
Buy		RBS	525	01/2009	0	(31)	(31)
Sell		UBS	1,408	01/2009	64	0	64
Buy	IDR	BCLY	1,032,000	03/2009	0	(9)	(9)
Buy		CITI	1,150,700	03/2009	0	(9)	(9)
Buy		DUB	409,600	03/2009	0	(4)	(4)
Buy		HSBC	784,700	03/2009	0	0	0
Sell		HSBC	1,534,900	03/2009	0	(9)	(9)
Sell		JPM	2,165,800	03/2009	0	(10)	(10)
Buy		RBS	323,700	03/2009	0	(1)	(1)
Buy	INR	BCLY	32,912	04/2009	11	0	11
Sell		BCLY	10,854	04/2009	0	(15)	(15)
Buy		BOA	21,853	04/2009	15	0	15
Buy		CITI	18,500	04/2009	7	0	7
Buy		DUB	18,648	04/2009	10	0	10
Sell		DUB	9,422	04/2009	0	(12)	(12)
Buy		HSBC	27,509	04/2009	10	0	10
Sell		JPM	99,146	04/2009	0	(64)	(64)
Sell	JPY	BCLY	20,612	01/2009	0	(11)	(11)
Sell		CITI	20,734	01/2009	0	(11)	(11)
Sell		UBS	38,415	01/2009	0	(21)	(21)
Buy	KWD	HSBC	33	04/2009	0	(9)	(9)
Sell		HSBC	33	04/2009	0	(1)	(1)
Buy	MYR	BCLY	557	02/2009	3	0	3
Sell		BCLY	1,226	02/2009	0	(12)	(12)
Sell		CITI	134	02/2009	0	(2)	(2)
Buy		DUB	660	02/2009	1	0	1
Sell		DUB	36	02/2009	0	(1)	(1)
Sell		HSBC	31	02/2009	0	(1)	(1)
Buy		JPM	3,387	02/2009	7	(62)	(55)
Sell		JPM	3,177	02/2009	0	(28)	(28)
Buy		BCLY	280	04/2009	1	0	1
Sell		BCLY	482	04/2009	0	(7)	(7)
Buy		BOA	245	04/2009	1	0	1
Buy		CITI	492	04/2009	2	0	2
Sell		CITI	236	04/2009	0	(4)	(4)
Buy		HSBC	571	04/2009	5	0	5
Sell		JPM	869	04/2009	0	(14)	(14)
Buy	PHP	BCLY	4,000	02/2009	0	(5)	(5)
Sell		BCLY	33,566	02/2009	0	(31)	(31)
Sell		CITI	6,409	02/2009	0	(9)	(9)
Buy		DUB	15,940	02/2009	3	(3)	0
Buy		HSBC	4,790	02/2009	0	(7)	(7)
Buy		JPM	6,846	02/2009	0	(7)	(7)
Buy		MLP	1,500	02/2009	0	(2)	(2)
Buy		MSC	5,400	02/2009	0	(8)	(8)
Buy		RBS	1,500	02/2009	0	(2)	(2)
Buy		BCLY	630	05/2009	0	0	0
Buy		CITI	15,474	05/2009	2	0	2
Sell		DUB	20,469	05/2009	0	(36)	(36)
Buy		JPM	4,365	05/2009	1	0	1
Buy		LEH	1,000	12/2010	0	(1)	(1)
Sell		LEH	1,000	12/2010	0	0	0
Buy	RUB	JPM	22,112	05/2009	0	(276)	(276)
Sell		UBS	22,112	05/2009	267	0	267
Buy	SAR	HSBC	222	04/2009	0	(1)	(1)
Sell		HSBC	222	04/2009	0	0	0
Buy		JPM	222	04/2009	0	(1)	(1)
Sell		JPM	222	04/2009	0	0	0
Sell	SGD	BCLY	520	01/2009	0	(8)	(8)
Buy		DUB	808	01/2009	11	0	11
Sell		HSBC	288	01/2009	0	(12)	(12)
Sell		BCLY	323	04/2009	0	(10)	(10)
Buy		CITI	1,066	04/2009	9	0	9
Sell		CITI	252	04/2009	0	(9)	(9)
Buy		DUB	809	04/2009	11	0	11
Buy		HSBC	708	04/2009	13	0	13
Sell		HSBC	2,383	04/2009	0	(56)	(56)
Sell		JPM	212	04/2009	0	(7)	(7)
Buy		RBS	335	04/2009	4	0	4
Buy		UBS	251	04/2009	4	0	4
Buy		HSBC	304	07/2009	0	0	0
Sell		HSBC	304	07/2009	0	(11)	(11)

					$749	$(1,466)	$(717)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$7,275	$341,151	$1,906	$350,332
Short Sales, at value	0	(3,054)	0	(3,054)
Other Financial Instruments++	12,055	(70,850)	34	(58,761)

Total	$19,330	$267,247	$1,940	$288,517

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$5,444	$(942)	$45	$0	$(1,336)	$(1,305)	$1,906
Other Financial Instruments++	(29,546)	0	0	0	29,182	398	34

Total	$(24,102)	$(942)	$45	$0	$27,846	$(907)	$1,940

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM TR Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.5%
HCA, Inc.
3.709% due 11/18/2013		$2,456	$1,942
Idearc, Inc.
3.440% due 11/17/2014		105	33
5.770% due 11/17/2014		2,351	742

Total Bank Loan Obligations (Cost $4,912)			2,717

CORPORATE BONDS & NOTES 40.7%
Banking & Finance 32.8%
Allstate Life Global Funding Trusts
1.538% due 03/23/2009		600	595
5.375% due 04/30/2013		700	690
American Express Bank FSB
5.500% due 04/16/2013		1,100	1,043
American Express Centurion Bank
5.550% due 10/17/2012 (f)		6,400	6,085
American Express Co.
7.000% due 03/19/2018		2,000	2,026
American Express Credit Corp.
5.875% due 05/02/2013		700	673
American General Finance Corp.
6.900% due 12/15/2017		1,600	693
American International Group, Inc.
5.050% due 10/01/2015		100	67
5.850% due 01/16/2018		4,000	2,685
Bank of America Corp.
2.047% due 09/18/2009		200	197
2.479% due 08/15/2016		400	295
5.750% due 12/01/2017		1,100	1,100
8.000% due 12/29/2049		13,200	9,508
8.125% due 12/29/2049		5,400	4,046
Bank of America N.A.
6.000% due 10/15/2036		300	320
Barclays Bank PLC
6.050% due 12/04/2017		1,000	884
Bear Stearns Cos. LLC
3.382% due 02/01/2012		1,842	1,632
6.950% due 08/10/2012 (f)		2,400	2,494
7.250% due 02/01/2018		500	549
C10 Capital SPV Ltd.
6.722% due 12/31/2049		800	381
Calabash Re Ltd.
10.396% due 01/08/2010		1,200	1,178
CIT Group, Inc.
2.269% due 08/17/2009		300	288
3.482% due 11/03/2010		1,200	912
3.615% due 01/30/2009		600	599
3.796% due 07/28/2011		2,613	2,147
Citigroup Capital XXI
8.300% due 12/21/2057		1,700	1,314
Citigroup, Inc.
1.496% due 12/28/2009		500	472
5.500% due 04/11/2013 (f)		2,700	2,631
6.000% due 08/15/2017 (f)		6,700	6,680
8.400% due 04/29/2049		8,200	5,425
Comerica Bank
2.263% due 05/24/2011		3,400	2,711
Countrywide Financial Corp.
5.800% due 06/07/2012		1,900	1,853
DnB NOR Bank ASA
4.889% due 10/13/2009		1,000	1,000
Export-Import Bank of China
4.875% due 07/21/2015		100	101
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		1,200	1,197
Foundation Re II Ltd.
8.899% due 11/26/2010		1,400	1,356
GMAC LLC
6.000% due 12/15/2011		200	159
6.875% due 08/28/2012		3,400	2,580
Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (f)		10,900	8,874
HBOS PLC
5.920% due 09/29/2049		100	38
HSBC Holdings PLC
6.500% due 05/02/2036		1,900	1,935
ICICI Bank Ltd.
5.290% due 01/12/2010		1,800	1,490
JPMorgan Chase & Co.
6.000% due 01/15/2018		900	952
7.900% due 04/29/2049		500	417
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,718
JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	85
KeyBank N.A.
4.467% due 06/02/2010		5,800	5,596
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		100	10
3.011% due 12/23/2010 (a)		900	86
6.200% due 09/26/2014 (a)		400	40
Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009		4,100	4,090
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009		800	776
2.431% due 06/05/2012		3,000	2,558
3.079% due 02/05/2010		1,000	949
6.050% due 08/15/2012		2,400	2,370
6.875% due 04/25/2018		2,200	2,305
MetLife, Inc.
6.400% due 12/15/2036		400	240
Morgan Stanley
4.232% due 05/14/2010		1,500	1,397
National Australia Bank Ltd.
2.204% due 09/11/2009		800	801
5.350% due 06/12/2013		800	772
National City Bank
4.500% due 03/15/2010 (f)		15,000	14,446
Petroleum Export Ltd.
5.265% due 06/15/2011		60	56
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	961
RBS Capital Trust III
5.512% due 09/29/2049		1,200	480
Resona Bank Ltd.
5.850% due 09/29/2049		200	113
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		900	573
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,000	680
State Street Capital Trust IV
2.996% due 06/15/2037		200	88
Sun Life Financial Global Funding LP
1.685% due 07/06/2010		5,400	5,335
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	129
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		300	193
U.S. Bancorp
3.426% due 02/04/2010 (f)		5,700	5,612
UBS AG
5.750% due 04/25/2018		600	546
5.875% due 12/20/2017		700	644
USB Capital IX
6.189% due 04/15/2049		200	94
Wachovia Corp.
5.750% due 02/01/2018		2,000	2,007
7.980% due 02/28/2049		23,900	20,427
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,600	6,278
ZFS Finance USA Trust I
5.875% due 05/09/2032		500	175

			164,902

Industrials 7.2%
Amgen, Inc.
6.900% due 06/01/2038 (f)		3,900	4,468
AstraZeneca PLC
5.900% due 09/15/2017		400	426
6.450% due 09/15/2037		300	342
C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,100	2,591
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		400	403
CODELCO, Inc.
6.150% due 10/24/2036		100	88
Comcast Corp.
5.875% due 02/15/2018		300	285
6.450% due 03/15/2037		300	300
Daimler Finance North America LLC
2.426% due 03/13/2009		200	193
Gaz Capital S.A.
6.212% due 11/22/2016		200	133
International Business Machines Corp.
4.096% due 07/28/2011 (f)		3,400	3,228
5.700% due 09/14/2017 (f)		7,800	8,353
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		2,900	2,479
Kraft Foods, Inc.
6.125% due 02/01/2018		800	785
Peabody Energy Corp.
7.875% due 11/01/2026		300	249
President and Fellows of Harvard College
6.000% due 01/15/2019		800	868
6.500% due 01/15/2039		4,500	4,921
Rohm & Haas Co.
6.000% due 09/15/2017		500	456
Spectra Energy Capital LLC
4.370% due 03/01/2009		1,000	996
Time Warner, Inc.
5.875% due 11/15/2016		2,100	1,886
Union Pacific Corp.
5.700% due 08/15/2018		1,800	1,736
UnitedHealth Group, Inc.
4.875% due 02/15/2013		700	654
Williams Cos., Inc.
6.375% due 10/01/2010		700	653

			36,493

Utilities 0.7%
Enel Finance International S.A.
6.800% due 09/15/2037		2,900	2,232
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		600	560
NGPL PipeCo. LLC
6.514% due 12/15/2012		800	760
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		250	152

			3,704

Total Corporate Bonds & Notes (Cost $227,145)			205,099

MUNICIPAL BONDS & NOTES 4.7%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2006
5.000% due 01/01/2037		2,400	2,269
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021		200	201
6.899% due 12/01/2040		1,500	1,539
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		5,800	3,234
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033		2,700	2,665
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		265	192
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		1,600	1,521
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033		3,100	2,898
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036 (b)		4,200	4,355
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041		2,700	1,313
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035		2,000	1,954
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		3,000	1,632

Total Municipal Bonds & Notes (Cost $26,642)			23,773

U.S. GOVERNMENT AGENCIES 91.2%
Fannie Mae
0.531% due 12/25/2036		551	485
0.821% due 09/25/2042		873	759
3.678% due 06/01/2043 - 07/01/2044		774	764
4.356% due 12/01/2033		486	475
4.391% due 11/01/2035		267	269
4.401% due 07/01/2035		673	679
4.435% due 01/01/2035 (f)		1,023	1,025
4.478% due 07/01/2034		789	795
4.500% due 06/01/2023		995	1,019
4.500% due 08/01/2035 (f)		1,525	1,529
4.639% due 07/01/2035 (f)		929	938
4.665% due 05/25/2035		171	176
4.676% due 10/01/2034		142	143
4.823% due 10/01/2035		477	479
4.827% due 06/01/2035 (f)		1,650	1,662
4.857% due 12/01/2033		275	276
4.908% due 09/01/2035		588	592
4.982% due 06/01/2035 (f)		1,587	1,605
5.000% due 06/25/2027 - 02/01/2039		35,205	35,935
5.000% due 06/01/2035 - 05/01/2036 (f)		37,045	37,883
5.091% due 09/01/2035 (f)		932	936
5.404% due 03/01/2035		139	139
5.500% due 02/01/2014 - 01/01/2039		45,977	47,160
5.500% due 07/01/2035 - 11/01/2038 (f)		40,839	41,917
5.500% due 09/01/2038 (f)(g)		31,793	32,633
6.000% due 02/01/2029 - 01/01/2039		69,448	71,556
6.000% due 06/01/2035 - 08/01/2037 (f)		53,527	55,177
6.500% due 08/01/2029 - 03/01/2038		698	726
Freddie Mac
0.731% due 08/25/2031		193	173
1.345% due 07/15/2019 - 08/15/2019		5,721	5,555
1.425% due 02/15/2019		6,447	6,198
1.595% due 06/15/2018		136	132
3.679% due 02/25/2045		85	77
4.695% due 06/01/2035 (f)		1,625	1,638
4.710% due 08/01/2035 (f)		1,373	1,365
4.829% due 11/01/2034 (f)		903	917
4.892% due 10/01/2035 (f)		933	936
5.000% due 01/15/2024		147	147
5.334% due 09/01/2035		443	446
5.500% due 12/01/2037 - 11/01/2038 (f)		24,162	24,760
5.500% due 02/01/2038 - 01/01/2039		58,090	59,463
6.000% due 12/01/2037 (f)		7,899	8,147
Ginnie Mae
6.000% due 05/15/2037 - 01/01/2039		230	237
6.000% due 07/15/2037 (f)		854	883
Small Business Administration
5.290% due 12/01/2027		654	670
5.490% due 03/01/2028		4,922	5,054
5.600% due 09/01/2028		4,600	4,762

Total U.S. Government Agencies (Cost $449,577)			459,292

U.S. TREASURY OBLIGATIONS 15.8%
Treasury Inflation Protected Securities (d)
1.625% due 01/15/2015		784	727
1.750% due 01/15/2028		22,253	20,567
1.875% due 07/15/2013		8,883	8,365
1.875% due 07/15/2015		3,846	3,635
2.000% due 01/15/2014		2,440	2,313
2.000% due 07/15/2014		5,817	5,503
2.375% due 01/15/2017		7,314	7,258
2.375% due 01/15/2025		11,161	10,973
2.625% due 07/15/2017		8,596	8,812
3.000% due 07/15/2012		8,236	8,075
U.S. Treasury Notes
3.125% due 11/30/2009		3,400	3,477

Total U.S. Treasury Obligations (Cost $76,979)			79,705

MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		246	124
Banc of America Commercial Mortgage, Inc.
5.739% due 05/10/2045		900	738
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		1,150	1,078
5.176% due 01/25/2034		1,524	972
Bear Stearns Alt-A Trust
0.631% due 02/25/2034		767	355
5.495% due 09/25/2035		199	93
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	77
5.471% due 01/12/2045		300	232
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		732	460
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		289	210
4.900% due 12/25/2035		505	406
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		900	660
Countrywide Alternative Loan Trust
0.651% due 05/25/2047		717	295
0.751% due 02/25/2037		3,206	1,591
4.500% due 06/25/2035		1,144	1,113
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		197	108
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		100	82
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		332	325
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.551% due 02/25/2037		2,153	1,952
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		752	605
0.551% due 01/25/2047		936	861
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		500	382
GS Mortgage Securities Corp. II
5.799% due 08/10/2045		900	656
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,738	1,284
5.244% due 11/25/2035		1,290	962
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		323	300
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		394	360
0.571% due 01/25/2037		155	146
4.998% due 01/25/2036		689	365
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,900	2,059
5.882% due 02/15/2051		300	214
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		437	428
Mellon Residential Funding Corp.
1.635% due 12/15/2030		2,282	1,822
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		1,500	1,263
5.485% due 03/12/2051		600	415
Merrill Lynch Floating Trust
1.265% due 06/15/2022		3,529	2,684
Morgan Stanley Capital I
5.364% due 03/15/2044		2,500	1,846
5.809% due 12/12/2049		100	75
Structured Adjustable Rate Mortgage Loan Trust
3.453% due 01/25/2035		524	229
5.291% due 08/25/2034		1,013	624
Structured Asset Mortgage Investments, Inc.
0.751% due 02/25/2036		325	155
TBW Mortgage-Backed Pass-Through Certificates
0.581% due 01/25/2037		80	75
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		788	654
0.591% due 09/25/2046		1,278	1,061
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021		1,990	1,523
5.509% due 04/15/2047		400	289
WaMu Mortgage Pass-Through Certificates
0.761% due 10/25/2045		102	56
3.456% due 11/25/2042		99	82
3.680% due 05/25/2041		96	83
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,146	753

Total Mortgage-Backed Securities (Cost $43,823)			33,182

ASSET-BACKED SECURITIES 5.8%
ACE Securities Corp.
0.521% due 12/25/2036		247	226
0.551% due 10/25/2036		118	112
Asset-Backed Funding Certificates
0.531% due 11/25/2036		320	302
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		135	131
0.746% due 09/25/2034		151	119
Bear Stearns Asset-Backed Securities Trust
0.521% due 11/25/2036		620	557
Chase Issuance Trust
2.095% due 05/16/2011		5,600	5,518
3.496% due 09/15/2015		4,600	3,802
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037		2,788	2,596
0.521% due 03/25/2047		137	132
0.521% due 05/25/2047		378	350
0.531% due 03/25/2037		218	211
0.541% due 06/25/2037		568	528
0.551% due 06/25/2037		496	457
0.581% due 10/25/2046		251	232
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		510	443
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		788	714
0.521% due 12/25/2036		239	232
Fremont Home Loan Trust
0.521% due 10/25/2036		1,523	1,383
0.531% due 01/25/2037		486	379
GSR Mortgage Loan Trust
0.571% due 11/25/2030		1	1
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		257	245
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		310	275
Indymac Residential Asset-Backed Trust
0.531% due 04/25/2037		272	254
JPMorgan Mortgage Acquisition Corp.
0.521% due 08/25/2036		96	89
0.521% due 10/25/2036		2,593	2,310
Lehman XS Trust
0.541% due 05/25/2046		80	77
Long Beach Mortgage Loan Trust
0.651% due 08/25/2035		80	75
0.751% due 10/25/2034		17	6
MBNA Credit Card Master Note Trust
1.295% due 12/15/2011		2,900	2,818
Merrill Lynch Mortgage Investors, Inc.
0.501% due 06/25/2037		43	42
0.541% due 08/25/2036		796	750
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		169	159
0.521% due 10/25/2036		149	142
Option One Mortgage Loan Trust
0.511% due 02/25/2037		312	304
Park Place Securities, Inc.
0.783% due 10/25/2034		728	523
Residential Asset Mortgage Products, Inc.
0.551% due 10/25/2036		288	268
Residential Asset Securities Corp.
0.531% due 10/25/2036		165	162
0.541% due 11/25/2036		232	223
SBI HELOC Trust
0.641% due 08/25/2036		229	212
Soundview Home Equity Loan Trust
0.551% due 01/25/2037		1,264	1,198
Structured Asset Securities Corp.
0.521% due 10/25/2036		398	368

Total Asset-Backed Securities (Cost $31,552)			28,925

SOVEREIGN ISSUES 0.2%
Brazil Government International Bond
8.000% due 01/15/2018		600	675
China Development Bank Corp.
5.000% due 10/15/2015		100	100
Mexico Government International Bond
5.950% due 03/19/2019		300	302

Total Sovereign Issues (Cost $929)			1,077

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Bear Stearns Cos. LLC
3.269% due 09/26/2013	EUR	2,000	2,356
Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	233
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	7,314
KeyCorp
4.276% due 11/22/2010		1,500	1,564

Total Foreign Currency-Denominated Issues (Cost $17,537)			11,467

	Shares
CONVERTIBLE PREFERRED STOCKS 0.6%
Bank of America Corp.
7.250% due 11/22/2010		2,500	1,629
Wachovia Corp.
7.500% due 11/22/2010		1,900	1,425

Total Convertible Preferred Stocks (Cost $2,775)			3,054

PREFERRED STOCKS 0.5%
DG Funding Trust
3.229% due 11/22/2010		243	2,444

Total Preferred Stocks (Cost $2,585)			2,444

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 45.9%
Repurchase Agreements 9.0%
Goldman Sachs & Co.
0.060% due 01/02/2009		$43,400	43,400
(Dated 12/31/2008. Collateralized by Freddie Mac 5.500% due 10/01/2038 valued at $44,226. Repurchase proceeds are $43,400.)
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		2,000	2,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $2,020. Repurchase proceeds are $2,000.)

			45,400

U.S. Cash Management Bills 0.3%
0.220% due 04/29/2009 (e)		1,470	1,462

U.S. Treasury Bills 36.6%
0.350% due 01/02/2009 - 06/11/2009 (c)(e)		184,330	184,012

Total Short-Term Instruments (Cost $231,169)			230,874

Purchased Options (i) 1.6% (Cost $2,350)			7,728
Total Investments 216.4% (Cost $1,117,975)			$1,089,337
Written Options (j) (1.7%) (Premiums $2,191)			(8,279)
Other Assets and Liabilities (Net) (114.7%)			(577,586)

Net Assets 100.0%			$503,472

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $104,845 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $184,688 at a weighted average interest rate of 2.591%. On December 31, 2008, securities valued at $275,708 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,389 and cash of $4,302 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	28	$296
90-Day Euribor June Futures	Long	06/2009	17	191
90-Day Eurodollar December Futures	Long	12/2009	123	672
90-Day Eurodollar June Futures	Long	06/2009	345	1,899
90-Day Eurodollar June Futures	Long	06/2010	5	28
90-Day Eurodollar March Futures	Long	03/2009	856	4,660
90-Day Eurodollar March Futures	Long	03/2010	95	544
90-Day Eurodollar September Futures	Long	09/2009	185	1,081
90-Day Eurodollar September Futures	Long	09/2010	5	29
E-mini S&P 500 Index March Futures	Long	03/2009	5	9
S&P 500 Index March Futures	Long	03/2009	4	52
U.S. Treasury 2-Year Note March Futures	Long	03/2009	98	141
U.S. Treasury 5-Year Note March Futures	Long	03/2009	429	(157)
U.S. Treasury 10-Year Note March Futures	Long	03/2009	284	520
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	81
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	154	1,328
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	224	1,947

				$13,321

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
JPMorgan Chase & Co.	BCLY	(1.300%)	06/20/2010	0.718%	$1,700	$(16)	$0	$(16)
JPMorgan Chase & Co.	DUB	(1.300%)	06/20/2009	0.689%	1,700	(7)	0	(7)
Wells Fargo & Co.	DUB	(1.400%)	12/20/2009	1.200%	2,400	(7)	0	(7)

						$(30)	$0	$(30)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	1.750%	03/20/2013	2.903%	$1,300	$(55)	$0	$(55)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.210%	300	(21)	0	(21)
CIT Group, Inc.	CITI	5.000%	12/20/2013	7.252%	700	(54)	(179)	125
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.406%	1,500	(116)	0	(116)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.010%	1,500	(171)	0	(171)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	3.708%	700	32	0	32
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	700	19	0	19
General Electric Capital Corp.	DUB	4.750%	12/20/2013	3.708%	800	35	0	35
General Motors Corp.	BNP	4.800%	12/20/2012	81.101%	100	(77)	0	(77)
General Motors Corp.	GSC	8.900%	03/20/2013	79.336%	800	(585)	0	(585)
General Motors Corp.	GSC	9.050%	03/20/2013	79.336%	900	(657)	0	(657)
General Motors Corp.	GSC	5.000%	06/20/2013	77.714%	6,300	(4,893)	(1,118)	(3,775)
General Motors Corp.	JPM	4.550%	12/20/2012	81.101%	300	(232)	0	(232)
GMAC LLC	JPM	4.850%	09/20/2012	8.183%	500	(50)	0	(50)
GMAC LLC	MLP	1.850%	09/20/2009	9.739%	1,600	(87)	0	(87)
Indonesia Government International Bond	BCLY	0.370%	03/20/2009	4.128%	5,600	(45)	0	(45)
JSC Gazprom	BCLY	1.600%	12/20/2012	9.969%	1,800	(443)	0	(443)
JSC Gazprom	JPM	2.170%	02/20/2013	9.874%	1,000	(226)	0	(226)
JSC Gazprom	MSC	2.180%	02/20/2013	9.874%	400	(90)	0	(90)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.208%	1,000	9	0	9
Panama Government International Bond	CSFB	0.300%	02/20/2009	2.378%	5,780	(10)	0	(10)
Panama Government International Bond	CSFB	0.270%	03/20/2009	2.380%	600	(2)	0	(2)
Peru Government International Bond	MSC	0.310%	03/20/2009	1.112%	3,000	(3)	0	(3)
SLM Corp.	BCLY	5.100%	06/20/2009	11.541%	100	(3)	0	(3)
SLM Corp.	BOA	4.550%	03/20/2009	11.543%	800	(11)	0	(11)
SLM Corp.	CITI	5.000%	12/20/2013	8.265%	1,600	(173)	(228)	55
SLM Corp.	JPM	4.300%	03/20/2013	8.613%	1,900	(242)	0	(242)
Ukraine Government International Bond	MSC	0.610%	02/20/2009	36.425%	3,800	(178)	0	(178)

						$(8,329)	$(1,525)	$(6,804)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	BCLY	(5.000%)	06/20/2013	$6,000	$941	$458	$483
CDX.HY-10 Index	MSC	(5.000%)	06/20/2013	2,500	392	181	211
CDX.HY-10 Index	RBS	(5.000%)	06/20/2013	2,400	377	182	195
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	1,269	64	116	(52)

					$1,774	$937	$837

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$500	$(85)	$0	$(85)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	1,000	(180)	0	(180)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	1,000	(172)	0	(172)
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012	4,904	(342)	0	(342)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	981	(67)	0	(67)
CDX.HY-11 Index	MSC	5.000%	12/20/2013	7,700	(1,538)	(1,896)	358
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,014	15	0	15
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	681	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,556	4	0	4
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(1)	0	(1)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	2,500	(49)	(58)	9
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	100	(30)	(17)	(13)

					$(2,443)	$(1,971)	$(472)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$109	$(1)	$110
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		800	24	1	23
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		500	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		400	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	3	0	3
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	(20)	0	(20)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	(12)	0	(12)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	(5)	0	(5)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	4	(2)	6
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	4	(2)	6
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	18	3	15
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	9	1	8
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(68)	(60)	(8)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	(9)	0	(9)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	9	(21)	30
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	4	1	3
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	13	3	10
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	1,000	30	(3)	33
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		19,300	500	62	438
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$5,900	153	(16)	169
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		8,000	207	(19)	226
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		900	20	1	19
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		72,400	2,323	0	2,323
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		200	9	7	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,500	202	164	38
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,600	117	82	35
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		5,600	252	126	126
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,100	49	25	24
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		400	(39)	(32)	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(22)	(5)	(17)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		8,800	(1,046)	(730)	(316)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		200	(23)	(17)	(6)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		400	(56)	(49)	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,500	(1,184)	35	(1,219)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		38,700	(13,097)	1,026	(14,123)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		600	(203)	(6)	(197)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		900	(305)	6	(311)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,900	(43)	(162)	119
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		700	(16)	(33)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		11,900	(5,412)	(3)	(5,409)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,500	(2,047)	77	(2,124)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,400	(637)	(42)	(595)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		15,100	(6,868)	310	(7,178)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		8,200	(3,729)	(323)	(3,406)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	5,900	309	25	284
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		1,100	77	8	69
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	72	(13)	85
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	2,300	(3)	18	(21)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,700	33	(79)	112
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	6	(12)	18
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	66	(123)	189
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	276	(48)	324
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	77	(11)	88
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	79	(17)	96
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	22	2	20
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	128	12	116
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	37	0	37
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	42	0	42
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	84	0	85
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		500	(47)	1	(48)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		300	(49)	37	(86)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		1,400	(227)	387	(614)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		1,000	(163)	148	(311)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,900	(308)	267	(575)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		900	(492)	(124)	(368)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		300	(164)	(39)	(125)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(86)	9	(95)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$1,500	(164)	103	(267)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		1,800	(304)	8	(312)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		2,100	5	1	4
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		4,200	42	1	41

							$(31,396)	$965	$(32,360)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	795,108	1-Month USD-LIBOR plus 0.200%	$59,845	03/13/2009	CSFB	$5,118
Pay	FTSE eRAFI 1000 Index	142,205	1-Month USD-LIBOR plus 0.200%	10,329	10/15/2009	CSFB	(361)
Receive	FTSE eRAFI 1000 Index	1,624,932	1-Month USD-LIBOR plus 0.200%	122,303	10/15/2009	CSFB	10,820
Receive	FTSE eRAFI 1000 Index	399,886	1-Month USD-LIBOR plus 0.300%	30,098	10/15/2009	JPM	1,556
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	74,228	06/15/2009	MLP	(27,198)
Receive	FTSE eRAFI 1000 Index	658,273	1-Month USD-LIBOR plus 0.230%	68,537	08/17/2009	MLP	(16,437)
Receive	FTSE eRAFI 1000 Index	471,425	1-Month USD-LIBOR plus 0.230%	52,789	09/18/2009	MLP	(15,479)
Pay	FTSE eRAFI 1000 Index	299,946	1-Month USD-LIBOR plus 0.300%	21,785	10/15/2009	MLP	(760)
Receive	FTSE eRAFI 1000 Index	2,606,336	1-Month USD-LIBOR plus 0.300%	193,882	10/15/2009	MLP	10,209

							$(32,532)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Pay	3.500%	02/02/2009	$43,200	$476	$1,688
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Pay	3.450%	08/03/2009	18,800	201	627
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD- LIBOR	Pay	3.450%	08/03/2009	13,000	138	433
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD- LIBOR	Pay	3.450%	08/03/2009	5,100	57	170
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD- LIBOR	Pay	3.450%	08/03/2009	31,200	295	1,040
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	3.150%	02/02/2009	37,500	405	1,207
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	3.600%	07/02/2009	9,200	89	340
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	3.450%	08/03/2009	43,900	468	1,463
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	3.850%	08/03/2009	18,600	197	759

							$2,326	$7,727

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 2.375% due 08/31/2010	$103.813	01/16/2009	$2,000	$0	$1
Put - OTC Fannie Mae 5.500% due 01/01/2039	65.000	01/06/2009	20,000	3	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	63.000	01/06/2009	18,000	2	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	72.000	01/06/2009	165,000	19	0

				$24	$1

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	59	$35	$51
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	24	29	38
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	31	9	2
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	20	9	2
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	56	8	8

				$90	$101

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.300%	02/02/2009	$300	$8	$30
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.600%	02/02/2009	5,700	183	818
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Pay	2.750%	05/22/2009	3,500	26	38
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.150%	08/03/2009	4,400	110	381
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	2,900	95	358
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD- LIBOR	Pay	2.750%	05/22/2009	1,500	10	16
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	4,300	142	531
Put -OTC 5-Year Interest Rate Swap	MLP	3-Month USD- LIBOR	Pay	2.750%	05/22/2009	1,000	10	11
Call -OTC 7-Year Interest Rate Swap	MLP	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	1,700	56	210
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	10,400	325	1,283
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.250%	02/02/2009	12,500	377	1,511
Put -OTC 5-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	2.750%	05/22/2009	1,000	7	11
Call -OTC 5-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.200%	07/02/2009	4,000	88	358
Call -OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	14,600	474	1,801
Call -OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.550%	08/03/2009	6,200	190	821

							$2,101	$8,178

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(7)
U.S. Treasury Notes	3.125%	11/30/2009	$3,400	$3,436	$3,500

(7)	Market value includes $22 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	208	04/2009	$0	$(1)	$(1)
Sell		BCLY	208	04/2009	0	0	0
Buy		HSBC	209	04/2009	0	(1)	(1)
Sell		HSBC	209	04/2009	0	0	0
Sell	AUD	CITI	1,044	01/2009	0	(50)	(50)
Sell	BRL	BCLY	2,094	02/2009	0	(30)	(30)
Sell		CITI	235	02/2009	0	0	0
Sell		HSBC	910	02/2009	0	(16)	(16)
Sell		JPM	1,185	02/2009	0	(12)	(12)
Buy		UBS	6,783	02/2009	0	(205)	(205)
Sell		UBS	2,718	02/2009	0	(5)	(5)
Buy	CNY	BCLY	4,015	07/2009	0	(42)	(42)
Sell		BCLY	2,549	07/2009	0	(10)	(10)
Sell		CITI	2,923	07/2009	0	(8)	(8)
Buy		DUB	12,487	07/2009	0	(131)	(131)
Sell		DUB	7,728	07/2009	0	(14)	(14)
Buy		HSBC	4,159	07/2009	0	(39)	(39)
Sell		HSBC	1,058	07/2009	0	(4)	(4)
Buy		JPM	3,459	07/2009	0	(39)	(39)
Sell		JPM	2,660	07/2009	0	(10)	(10)
Buy		BCLY	1,455	09/2009	0	(1)	(1)
Buy		CITI	972	09/2009	0	0	0
Buy		DUB	4,365	09/2009	0	(2)	(2)
Buy		HSBC	1,941	09/2009	0	(1)	(1)
Buy		JPM	759	09/2009	0	(1)	(1)
Buy	EUR	BCLY	696	01/2009	44	0	44
Buy		BNP	234	01/2009	0	(10)	(10)
Buy		CSFB	220	01/2009	3	(6)	(3)
Buy		DUB	407	01/2009	18	(5)	13
Buy		HSBC	313	01/2009	15	(4)	11
Buy		MSC	282	01/2009	18	0	18
Sell		RBS	10,745	01/2009	0	(1,359)	(1,359)
Sell	GBP	BCLY	1,652	01/2009	72	0	72
Sell		CITI	1,790	01/2009	80	0	80
Buy		RBS	518	01/2009	0	(31)	(31)
Sell		UBS	1,587	01/2009	72	0	72
Buy	IDR	BCLY	1,341,700	03/2009	0	(11)	(11)
Sell		BCLY	4,539,900	03/2009	0	(85)	(85)
Buy		CITI	1,465,700	03/2009	1	(12)	(11)
Buy		DUB	512,000	03/2009	0	(5)	(5)
Buy		HSBC	896,800	03/2009	0	(1)	(1)
Buy		RBS	323,700	03/2009	0	(1)	(1)
Buy	INR	BCLY	1,325	04/2009	1	0	1
Sell		BCLY	632	04/2009	0	(1)	(1)
Buy		CITI	500	04/2009	0	0	0
Buy		DUB	504	04/2009	0	0	0
Sell		DUB	571	04/2009	0	(1)	(1)
Buy		HSBC	500	04/2009	0	0	0
Sell		JPM	1,626	04/2009	0	(2)	(2)
Buy	JPY	BCLY	12,116	01/2009	7	0	7
Buy		BNP	9,734	01/2009	6	0	6
Buy		CITI	11,759	01/2009	6	0	6
Sell		CSFB	16,793	01/2009	0	(11)	(11)
Buy		UBS	23,795	01/2009	13	0	13
Buy	KWD	HSBC	31	04/2009	0	(9)	(9)
Sell		HSBC	32	04/2009	0	(2)	(2)
Buy	MYR	BCLY	721	02/2009	4	0	4
Sell		BCLY	1,924	02/2009	0	(21)	(21)
Sell		CITI	1,283	02/2009	1	(17)	(16)
Buy		DUB	910	02/2009	2	0	2
Sell		DUB	1,085	02/2009	0	(15)	(15)
Sell		HSBC	649	02/2009	0	(9)	(9)
Buy		JPM	4,510	02/2009	10	(81)	(71)
Sell		JPM	1,200	02/2009	0	(14)	(14)
Buy		BCLY	385	04/2009	1	0	1
Buy		BOA	350	04/2009	1	0	1
Buy		CITI	668	04/2009	3	0	3
Sell		CITI	2,187	04/2009	0	(30)	(30)
Buy		HSBC	784	04/2009	6	0	6
Buy	PHP	BCLY	6,900	02/2009	0	(9)	(9)
Sell		CITI	68,707	02/2009	0	(115)	(115)
Buy		DUB	27,480	02/2009	4	(5)	(1)
Buy		HSBC	8,240	02/2009	0	(11)	(11)
Buy		JPM	11,687	02/2009	0	(13)	(13)
Buy		MLP	2,600	02/2009	0	(4)	(4)
Buy		MSC	9,200	02/2009	0	(13)	(13)
Buy		RBS	2,600	02/2009	0	(4)	(4)
Buy		BCLY	1,076	05/2009	1	0	1
Buy		CITI	26,112	05/2009	4	(1)	3
Sell		CITI	34,948	05/2009	0	(69)	(69)
Buy		JPM	7,760	05/2009	2	0	2
Buy		LEH	1,700	12/2010	0	(2)	(2)
Sell		LEH	1,700	12/2010	0	(1)	(1)
Buy	RUB	JPM	29,482	05/2009	0	(368)	(368)
Sell		UBS	29,482	05/2009	356	0	356
Buy	SAR	HSBC	214	04/2009	0	(1)	(1)
Sell		HSBC	214	04/2009	0	0	0
Buy		JPM	213	04/2009	0	(1)	(1)
Sell		JPM	213	04/2009	0	0	0
Sell	SGD	BCLY	319	01/2009	0	(5)	(5)
Buy		DUB	500	01/2009	7	0	7
Sell		HSBC	180	01/2009	0	(7)	(7)
Sell		BCLY	702	04/2009	1	(23)	(22)
Buy		CITI	1,036	04/2009	8	0	8
Sell		CITI	478	04/2009	0	(16)	(16)
Buy		DUB	693	04/2009	10	0	10
Buy		HSBC	307	04/2009	3	0	3
Sell		HSBC	1,103	04/2009	0	(38)	(38)
Sell		JPM	476	04/2009	0	(16)	(16)
Buy		RBS	412	04/2009	5	0	5
Buy		UBS	311	04/2009	5	0	5
Buy		HSBC	376	07/2009	1	0	1
Sell		HSBC	376	07/2009	0	(13)	(13)

					$791	$(3,100)	$(2,309)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$1,425	$1,087,912	$0	$1,089,337
Short Sales, at value	0	(3,500)	0	(3,500)
Other Financial Instruments++	13,321	(82,168)	219	(68,628)

Total	$14,746	$1,002,244	$219	$1,017,209

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(42,525)	0	0	0	42,360	384	219

Total	$(42,525)	$0	$0	$0	$42,360	$384	$219

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

December 31, 2008 (Unaudited)

	Principal
	Amount		Value
	(000s)		(000s)
ARUBA 0.3%
Mizuho Finance Aruba AEC
2.005% due 04/27/2049	JPY	100,000	$1,106
Mizuho Trust & Banking Co.
2.405% due 04/27/2009		100,000	1,107

Total Aruba (Cost $1,730)			2,213

AUSTRALIA 1.3%
Medallion Trust
2.288% due 05/25/2035		$2,623	2,347
Puma Finance Ltd.
2.242% due 02/21/2038		2,525	2,293
4.600% due 08/22/2037	AUD	2,250	1,454
4.798% due 07/12/2036		909	609
Seven Media Group
9.485% due 02/07/2013		2,514	1,096
10.510% due 02/07/2013		602	262
Torrens Trust
4.900% due 10/19/2038		4,579	2,930

Total Australia (Cost $14,746)			10,991

BERMUDA 0.6%
Merna Reinsurance Ltd.
2.109% due 07/07/2010		$3,800	3,421
Weatherford International Ltd.
5.500% due 02/15/2016		1,600	1,377

Total Bermuda (Cost $5,355)			4,798

CANADA 6.2%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	4,611
Canada Government Bond
8.000% due 06/01/2023		2,700	3,354
Canada Housing Trust No. 1
3.550% due 09/15/2013		5,600	4,801
4.550% due 12/15/2012		12,800	11,305
Daimler Canada Finance, Inc.
4.850% due 03/30/2009		1,100	895
Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	4,424
Honda Canada Finance, Inc.
1.790% due 03/26/2012		12,000	9,077
Master Credit Card Trust
5.297% due 08/21/2012		1,000	818
Province of Ontario Canada
4.700% due 06/02/2037		11,000	8,923
5.600% due 06/02/2035		1,900	1,730
6.200% due 06/02/2031		200	191
Province of Quebec Canada
5.750% due 12/01/2036		3,200	2,897

Total Canada (Cost $54,603)			53,026

CAYMAN ISLANDS 1.9%
Foundation Re II Ltd.
8.899% due 11/26/2010		$500	484
Longpoint Re Ltd.
7.246% due 05/08/2010		700	684
Mizuho Finance Cayman Ltd.
1.815% due 12/31/2049	JPY	300,000	3,329
Mizuho Financial Group Cayman Ltd.
1.060% due 09/28/2049		100,000	1,102
8.375% due 01/29/2049		$1,500	1,435
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,023
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	914
Pylon Ltd.
2.551% due 03/29/2009		1,500	2,085
Residential Reinsurance 2007 Ltd.
9.952% due 06/07/2010		$700	681
SHL Corp. Ltd.
1.589% due 12/25/2024	JPY	2,405	26
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,427
Vita Capital III Ltd.
4.982% due 01/01/2011		2,300	2,141

Total Cayman Islands (Cost $17,765)			16,331

DENMARK 0.1%
Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	1	0
6.000% due 10/01/2029		680	128
Realkredit Danmark A/S
5.000% due 01/01/2038		14	3
5.000% due 10/01/2038		2,635	468

Total Denmark (Cost $529)			599

FRANCE 3.5%
AXA S.A.
3.750% due 01/01/2017	EUR	397	605
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		2,600	3,718
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	1,369
CM-CIC Covered Bonds
5.250% due 06/09/2010		2,400	3,416
Credit Agricole S.A.
2.231% due 05/28/2010		$4,300	4,251
France Government Bond
4.000% due 10/25/2038	EUR	800	1,172
4.000% due 04/25/2055		600	900
4.750% due 04/25/2035		1,500	2,405
5.750% due 10/25/2032		3,900	6,911
Societe Generale
5.922% due 04/29/2049		$1,000	468
Vivendi
5.750% due 04/04/2013		3,400	2,987
6.625% due 04/04/2018		2,500	2,021

Total France (Cost $31,406)			30,223

GERMANY 9.8%
Deutsche Bank AG
6.000% due 09/01/2017		$1,900	2,019
Republic of Germany
4.250% due 07/04/2039	EUR	13,100	20,700
4.750% due 07/04/2034		6,800	10,921
5.500% due 01/04/2031		1,000	1,725
5.625% due 01/04/2028		19,000	32,895
6.250% due 01/04/2024		8,400	15,297

Total Germany (Cost $74,253)			83,557

IRELAND 1.4%
Atlas Reinsurance PLC
9.237% due 01/10/2010	EUR	2,000	2,759
Cars Alliance Funding PLC
5.465% due 10/08/2023		2,300	2,838
Celtic Residential Irish Mortgage Securitisation
3.250% due 06/13/2035		1,806	2,197
Immeo Residential Finance PLC
3.489% due 12/15/2016		1,724	1,846
Osiris Capital PLC
9.752% due 01/15/2010		$500	493
SC Germany Auto
3.174% due 08/11/2015	EUR	606	811
Talisman Finance PLC
5.518% due 04/22/2017		843	809

Total Ireland (Cost $13,213)			11,753

ITALY 0.6%
Locat Securitisation Vehicle SRL
3.556% due 12/12/2024	EUR	1,196	1,548
Siena Mortgages SpA
3.512% due 12/16/2038		2,595	3,360

Total Italy (Cost $4,840)			4,908

JAPAN 27.5%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,419
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	453,200	4,327
1.000% due 06/10/2016		1,543,220	14,762
1.100% due 12/10/2016		1,834,950	17,597
1.200% due 03/10/2017		174,080	1,685
1.200% due 06/10/2017		4,240,200	40,622
1.200% due 12/10/2017		1,507,640	14,425
1.400% due 06/10/2018		1,256,760	12,107
Japan Government International Bond
1.100% due 09/20/2012		5,490,000	61,776
2.300% due 06/20/2035		2,110,000	25,626
2.400% due 03/20/2034		590,000	7,278
2.500% due 09/20/2035		1,460,000	18,463
2.500% due 09/20/2037		680,000	8,658
JLOC LLC
1.222% due 01/15/2015		74,261	798
Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	2,157
Sumitomo Mitsui Banking Corp.
1.771% due 12/31/2049	JPY	100,000	1,062
5.625% due 07/29/2049		$900	667

Total Japan (Cost $204,313)			234,429

JERSEY, CHANNEL ISLANDS 0.4%
Arran Master Trust
2.046% due 12/15/2012		$800	733
Haus Ltd.
3.457% due 12/10/2037	EUR	268	363
HSBC Capital Funding LP
9.547% due 12/29/2049		$2,400	1,902

Total Jersey, Channel Islands (Cost $3,573)			2,998

LUXEMBOURG 0.3%
Telecom Italia Capital S.A.
6.999% due 06/04/2018		$3,000	2,438

Total Luxembourg (Cost $3,000)			2,438

NETHERLANDS 2.6%
Delphinus BV
4.191% due 11/28/2031	EUR	2,349	3,098

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$600	$742
Dutch Mortgage Portfolio Loans BV
4.403% due 11/20/2035	EUR	1,643	2,062
Dutch Mortgage-Backed Securities BV
5.034% due 11/02/2035		62	84
5.557% due 10/02/2079		716	949
Generali Finance BV
5.479% due 02/28/2049		900	781
Globaldrive BV
3.132% due 06/20/2015		800	907
Holland Euro-Denominated Mortgage-Backed Series
5.360% due 04/18/2012		198	273
Netherlands Government Bond
4.000% due 01/15/2037		700	1,016
Rabobank Nederland NV
2.639% due 05/19/2010		$10,200	10,166
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009		800	801
5.750% due 10/17/2016		1,200	1,202

Total Netherlands (Cost $21,793)			22,081

NEW ZEALAND 0.6%
ANZ National International Ltd.
6.200% due 07/19/2013		$4,400	4,261
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	746

Total New Zealand (Cost $4,815)			5,007

NORWAY 0.4%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,697

Total Norway (Cost $4,001)			3,697

PORTUGAL 0.7%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	4,200	5,991

Total Portugal (Cost $6,598)			5,991

RUSSIA 0.2%
Gaz Capital S.A.
7.343% due 04/11/2013		$1,400	1,141
8.146% due 04/11/2018		1,100	781

Total Russia (Cost $2,500)			1,922

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,131

Total South Korea (Cost $2,772)			2,131

SPAIN 1.6%
Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	900	1,239
Bankinter S.A.
5.000% due 05/14/2010		7,900	11,104
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	1,593

Total Spain (Cost $16,122)			13,936

SWITZERLAND 3.1%
Credit Suisse New York
5.000% due 05/15/2013		$10,800	10,404
UBS AG
2.498% due 06/19/2010		3,900	3,900
3.779% due 05/05/2010		9,200	9,187
5.875% due 12/20/2017		2,900	2,668

Total Switzerland (Cost $26,776)			26,159

UNITED KINGDOM 8.0%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	7,900	11,125
Barclays Bank PLC
6.050% due 12/04/2017		$7,900	6,981
7.434% due 09/29/2049		2,500	1,266
7.700% due 04/29/2049		2,500	1,657
Bauhaus Securities Ltd.
5.180% due 10/30/2052	EUR	2,618	3,506
HBOS PLC
5.920% due 09/29/2049		$3,900	1,478
6.750% due 05/21/2018		3,000	2,645
Lloyds TSB Bank PLC
5.625% due 07/29/2049	EUR	2,410	2,409
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$2,400	2,050
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	322
TI Group PLC
7.875% due 07/12/2010	GBP	1,000	1,507
United Kingdom Gilt
4.250% due 06/07/2032		11,600	17,548
4.250% due 03/07/2036		3,800	5,892
4.500% due 12/07/2042		1,600	2,618
4.750% due 12/07/2038		3,500	5,983
Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,146
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$300	188

Total United Kingdom (Cost $74,441)			68,321

UNITED STATES 104.1%
Asset-Backed Securities 4.5%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,473	1,339
AFC Home Equity Loan Trust
1.181% due 12/22/2027		26	15
Amortizing Residential Collateral Trust
1.171% due 10/25/2031		34	31
Amresco Residential Securities Mortgage Loan Trust
1.411% due 06/25/2029		54	40
BA Credit Card Trust
1.775% due 04/15/2013		8,900	8,094
2.395% due 12/16/2013		4,000	3,561
Bear Stearns Asset-Backed Securities Trust
0.871% due 10/27/2032		76	59
0.921% due 03/25/2043		39	38
1.131% due 10/25/2032		39	23
Capital Auto Receivables Asset Trust
1.895% due 09/15/2010		1,399	1,375
Chase Issuance Trust
1.215% due 03/15/2013		5,600	4,983
2.095% due 05/16/2011		3,100	3,055
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		192	139
6.681% due 12/01/2033		177	143
Countrywide Asset-Backed Certificates
0.811% due 12/25/2036		118	66
CS First Boston Mortgage Securities Corp.
1.091% due 01/25/2032		27	13
Ford Credit Auto Owner Trust
2.095% due 01/15/2011		5,300	5,145
2.615% due 06/15/2012		4,300	3,904
Home Equity Mortgage Trust
5.500% due 01/25/2037		551	129
HSI Asset Securitization Corp. Trust
0.531% due 05/25/2037		707	570
Lehman XS Trust
0.641% due 04/25/2046		1,915	1,535
MBNA Credit Card Master Note Trust
1.185% due 09/15/2011		900	887
Residential Asset Mortgage Products, Inc.
1.031% due 06/25/2032		30	22
Residential Asset Securities Corp.
0.971% due 07/25/2032		96	49
Saxon Asset Securities Trust
1.011% due 01/25/2032		2	2
SLC Student Loan Trust
2.129% due 02/15/2015		1,825	1,789
Wells Fargo Home Equity Trust
0.701% due 10/25/2035		1,071	983
0.711% due 11/25/2035		125	120

			38,109

Bank Loan Obligations 0.8%
Daimler Finance North America LLC
6.000% due 08/03/2012		7,001	3,680
Ford Motor Co.
5.000% due 12/16/2013		656	268
Georgia-Pacific Corp.
2.082% due 12/20/2012		64	53
3.459% due 12/20/2012		57	47
3.689% due 12/20/2012		1,619	1,330
HCA, Inc.
3.709% due 11/18/2013		1,867	1,476

			6,854

Corporate Bonds & Notes 31.8%
Ace INA Holdings, Inc.
5.875% due 06/15/2014		500	466
Allstate Life Global Funding II
2.822% due 05/21/2010		8,100	7,240
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,500	2,463
American Electric Power Co., Inc.
5.250% due 06/01/2015		3,000	2,773
American Express Bank FSB
0.531% due 04/26/2010		2,700	2,498
1.589% due 06/12/2012		800	659
5.500% due 04/16/2013		5,200	4,930
American Express Co.
7.000% due 03/19/2018		5,900	5,976
American Express Credit Corp.
5.875% due 05/02/2013		1,800	1,730
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	525
5.850% due 01/16/2018		$3,000	2,014
8.000% due 05/22/2038	EUR	6,500	2,982
8.175% due 05/15/2058		$5,100	1,986
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	990

AutoZone, Inc.
5.875% due 10/15/2012		7,800	6,926
Bank of America Corp.
4.750% due 05/23/2017	EUR	3,800	4,644
8.000% due 12/29/2049		$4,600	3,313
8.125% due 12/29/2049		6,100	4,570
Bank of America N.A.
2.835% due 05/12/2010		2,400	2,351
Bear Stearns Cos. LLC
6.950% due 08/10/2012		3,700	3,846
7.250% due 02/01/2018		11,600	12,733
Boston Scientific Corp.
6.000% due 06/15/2011		1,000	955
6.400% due 06/15/2016		1,700	1,462
Caterpillar Financial Services Corp.
1.991% due 06/25/2010		6,000	5,834
2.216% due 06/24/2011		2,800	2,505
Charter One Bank N.A.
3.585% due 04/24/2009		4,500	4,435
Citigroup Capital XXI
8.300% due 12/21/2057		8,800	6,802
Citigroup Funding, Inc.
3.556% due 05/07/2010		2,000	1,897
Citigroup, Inc.
5.500% due 04/11/2013		5,000	4,873
6.000% due 08/15/2017		2,300	2,293
6.125% due 05/15/2018		8,000	8,103
8.400% due 04/29/2049		2,000	1,323
CNA Financial Corp.
6.000% due 08/15/2011		800	662
Computer Sciences Corp.
6.500% due 03/15/2018		3,000	2,589
Cox Communications, Inc.
6.750% due 03/15/2011		700	682
CVS Caremark Corp.
5.750% due 08/15/2011		300	301
Daimler Finance North America LLC
2.346% due 03/13/2009		3,300	3,298
4.875% due 06/15/2010		300	272
5.750% due 09/08/2011		400	338
Exelon Corp.
4.900% due 06/15/2015		3,000	2,463
General Electric Capital Corp.
3.116% due 12/09/2011		4,000	4,071
4.625% due 09/15/2066	EUR	1,000	783
4.800% due 05/01/2013		$600	591
6.375% due 11/15/2067		2,400	1,511
GMAC LLC
4.750% due 09/14/2009	EUR	600	430
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (j)	CAD	2,200	1,454
5.375% due 02/15/2013	EUR	800	1,012
5.950% due 01/18/2018		$5,000	4,749
6.150% due 04/01/2018		2,800	2,695
6.250% due 09/01/2017		2,900	2,817
7.250% due 04/10/2028	GBP	200	278
HCP, Inc.
5.950% due 09/15/2011		$300	249
HJ Heinz Finance Co.
6.000% due 03/15/2012		900	908
Home Depot, Inc.
5.250% due 12/16/2013		3,000	2,804
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	703
5.350% due 03/01/2012		1,000	694
6.625% due 11/15/2013		3,000	2,023
Johnson Controls, Inc.
5.250% due 01/15/2011		900	827
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,315
6.000% due 01/15/2018		$4,900	5,181
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		760	643
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,300	2,380
JPMorgan Chase Capital XX
6.550% due 09/29/2036		$1,300	1,102
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,200	986
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		3,300	2,676
Kraft Foods, Inc.
6.250% due 06/01/2012		900	932
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		600	57
5.625% due 01/24/2013 (a)		3,700	370
6.875% due 05/02/2018 (a)		6,100	610
Lennar Corp.
5.950% due 10/17/2011		900	693
Loews Corp.
5.250% due 03/15/2016		300	271
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		300	284
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	2,665
Masco Corp.
5.875% due 07/15/2012		300	246
Merrill Lynch & Co., Inc.
1.598% due 03/23/2010		1,571	1,479
2.222% due 08/14/2009		400	388
4.485% due 05/12/2010		9,300	8,965
6.875% due 04/25/2018		5,700	5,973
Metropolitan Life Global Funding I
5.125% due 04/10/2013		5,000	4,663
Morgan Stanley
4.232% due 05/14/2010		4,200	3,911
6.000% due 04/28/2015		6,500	5,615
6.250% due 08/28/2017		400	341
6.625% due 04/01/2018		5,700	5,009
National Rural Utilities Cooperative Finance Corp.
4.658% due 07/01/2010		2,700	2,465
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	817
New York Community Bank
3.000% due 12/16/2011		1,475	1,516
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		1,000	956
NiSource Finance Corp.
5.400% due 07/15/2014		300	206
Nordstrom, Inc.
6.250% due 01/15/2018		3,000	2,110
Nucor Corp.
5.850% due 06/01/2018		3,000	2,916
President and Fellows of Harvard College
6.500% due 01/15/2039		2,800	3,062
Pricoa Global Funding I
3.010% due 06/04/2010		5,700	5,033
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,100	2,907
Regions Bank
3.250% due 12/09/2011		800	833
Reynolds American, Inc.
2.696% due 06/15/2011		400	324
Rohm & Haas Co.
5.600% due 03/15/2013		4,500	4,349
Ryder System, Inc.
3.500% due 03/15/2009		1,000	993
6.000% due 03/01/2013		3,000	2,460
Sara Lee Corp.
6.250% due 09/15/2011		900	892
Sealed Air Corp.
6.950% due 05/15/2009		800	805
Simon Property Group LP
6.125% due 05/30/2018		2,000	1,354
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	2,634
Sprint Capital Corp.
8.750% due 03/15/2032		200	135
Sprint Nextel Corp.
6.000% due 12/01/2016		700	494
State Street Capital Trust IV
2.996% due 06/15/2037		2,400	1,060
SunTrust Bank
3.000% due 11/16/2011		2,000	2,070
Target Corp.
7.000% due 01/15/2038		2,800	2,603
Verizon Communications, Inc.
4.350% due 02/15/2013		4,000	3,872
5.500% due 04/01/2017		700	679
Viacom, Inc.
5.750% due 04/30/2011		2,000	1,817
Wachovia Mortgage FSB
2.428% due 05/08/2009		4,700	4,638
WEA Finance LLC
7.125% due 04/15/2018		3,000	2,131
Wells Fargo & Co.
4.375% due 01/31/2013		2,500	2,450

			270,637

Mortgage-Backed Securities 11.2%
Adjustable Rate Mortgage Trust
5.135% due 09/25/2035		228	138
American Home Mortgage Assets
0.661% due 05/25/2046		2,197	869
3.176% due 11/25/2046		1,312	446
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,103	768
Banc of America Funding Corp.
4.622% due 02/20/2036		1,055	899
6.124% due 01/20/2047		317	171
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		2,837	2,399
BCAP LLC Trust
0.641% due 01/25/2037		4,576	1,878
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		2,501	2,100
3.950% due 08/25/2033		427	336
4.125% due 03/25/2035		5,281	4,394
4.468% due 05/25/2034		568	418

4.531% due 08/25/2033	58	46
4.550% due 08/25/2035	3,076	2,530
4.630% due 05/25/2034	230	229
4.644% due 10/25/2033	323	286
4.786% due 11/25/2034	461	348
5.046% due 02/25/2034	37	24
5.472% due 05/25/2047	1,041	604
Bear Stearns Alt-A Trust
5.495% due 09/25/2035	1,541	719
5.752% due 11/25/2036	4,841	2,259
5.835% due 02/25/2036	2,707	1,339
5.892% due 11/25/2036	635	301
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036	2,196	1,380
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	1,400	790
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	1,013	764
4.248% due 08/25/2035	1,164	954
4.900% due 10/25/2035	6,619	4,185
6.014% due 09/25/2037	6,077	3,234
Countrywide Alternative Loan Trust
0.661% due 09/25/2046	2,928	1,147
0.681% due 07/25/2046	120	42
0.702% due 12/20/2046	2,517	1,098
0.821% due 05/25/2037	707	286
3.756% due 11/25/2035	414	211
4.296% due 11/25/2035	332	172
5.250% due 06/25/2035	436	291
5.894% due 02/25/2037	1,549	835
6.000% due 01/25/2037	1,780	962
6.000% due 04/25/2037	767	408
6.250% due 08/25/2037	344	170
Countrywide Home Loan Mortgage Pass-Through Trust
0.791% due 03/25/2035	3,194	1,449
0.801% due 02/25/2035	484	246
4.740% due 08/25/2034	120	61
4.789% due 11/25/2034	408	255
4.812% due 04/20/2035	199	144
CS First Boston Mortgage Securities Corp.
1.121% due 03/25/2034	523	292
4.626% due 08/25/2033	457	373
5.047% due 07/25/2033	37	32
5.545% due 05/25/2032	22	18
6.500% due 04/25/2033	79	68
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033	139	135
4.741% due 12/25/2033	272	220
5.354% due 08/25/2035	226	160
GMAC Mortgage Corp. Loan Trust
4.287% due 06/25/2034	52	28
5.500% due 09/25/2034	1,717	1,530
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	38	39
Greenpoint Mortgage Funding Trust
0.551% due 01/25/2047	432	397
0.651% due 01/25/2037	591	247
0.671% due 10/25/2046	1,600	262
0.681% due 04/25/2036	631	256
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033	47	36
GSR Mortgage Loan Trust
4.496% due 03/25/2033	303	257
4.540% due 09/25/2035	386	285
Harborview Mortgage Loan Trust
0.761% due 07/19/2046	2,331	950
0.771% due 09/19/2037	960	407
0.771% due 01/19/2038	824	329
3.106% due 12/19/2036	998	387
5.129% due 05/19/2033	472	374
5.142% due 07/19/2035	107	59
Indymac Index Mortgage Loan Trust
0.661% due 09/25/2046	2,231	905
0.671% due 11/25/2046	1,903	297
5.055% due 12/25/2034	125	86
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,031	818
5.550% due 10/25/2036	1,005	779
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	1,300	991
6.465% due 11/15/2035	2,300	2,229
JPMorgan Mortgage Trust
4.375% due 11/25/2033	344	274
5.024% due 02/25/2035	671	504
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	131	128
MASTR Adjustable Rate Mortgages Trust
4.143% due 07/25/2034	181	171
MASTR Alternative Loans Trust
0.871% due 03/25/2036	367	116
Mellon Residential Funding Corp.
1.635% due 12/15/2030	803	641
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,200	891
5.957% due 08/12/2049	2,700	2,074
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036	3,984	2,129
0.721% due 08/25/2036	303	144
5.541% due 02/25/2033	161	137
MLCC Mortgage Investors, Inc.
3.819% due 10/25/2035	1,671	1,276
Residential Accredit Loans, Inc.
0.621% due 02/25/2047	1,165	402
0.651% due 06/25/2046	3,623	1,485
0.681% due 04/25/2046	386	163
0.701% due 05/25/2037	942	202
0.776% due 09/25/2046	800	76
Residential Asset Securitization Trust
0.921% due 12/25/2036	420	188
5.750% due 02/25/2036	580	391
6.250% due 10/25/2036	2,156	856
6.500% due 08/25/2036	1,000	297
Residential Funding Mortgage Securities I
5.210% due 09/25/2035	204	127
6.500% due 03/25/2032	80	76
Sequoia Mortgage Trust
0.858% due 07/20/2033	729	521
0.931% due 10/19/2026	386	305
Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034	497	293
5.192% due 09/25/2034	1,035	813
5.365% due 02/25/2034	213	129
Structured Asset Mortgage Investments, Inc.
0.661% due 07/25/2046	553	242
0.681% due 05/25/2046	922	392
0.831% due 07/19/2035	1,645	715
0.871% due 07/19/2034	222	124
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046	303	252
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020	7,118	5,052
5.572% due 10/15/2048	4,300	3,317
WaMu Mortgage Pass-Through Certificates
0.701% due 04/25/2045	1,306	620
0.731% due 11/25/2045	596	294
0.781% due 01/25/2045	609	314
1.011% due 12/25/2027	2,048	1,699
2.956% due 03/25/2047	2,555	953
2.996% due 01/25/2047	959	355
4.138% due 08/25/2034	1,443	1,101
4.229% due 03/25/2034	861	708
4.565% due 06/25/2033	154	139
5.612% due 03/25/2033	859	859
5.862% due 02/25/2037	2,574	1,812
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.016% due 04/25/2047	1,381	405
3.026% due 04/25/2047	869	240
3.196% due 07/25/2046	699	261
Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	6,094	4,841

		95,335

Municipal Bonds & Notes 1.3%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	5,000	4,336
5.000% due 12/01/2037	600	511
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.386% due 01/01/2014	270	203
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	600
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	277
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	3,162
6.500% due 06/01/2023	715	517
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	836
Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	87
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.156% due 12/15/2013	370	268
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	202
New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	620	620
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	21

		11,640

	Shares
Preferred Stocks 0.1%
DG Funding Trust
3.229% due 08/01/2054	130	1,307

	Principal Amount (000s)
U.S. Government Agencies 41.1%
Fannie Mae
0.671% due 10/27/2037	$5,700	4,848
4.500% due 02/01/2039	1,000	1,009
4.521% due 11/01/2034 (e)	4,491	4,417
4.938% due 12/01/2034 (e)	817	820
4.948% due 11/01/2023	10	10
5.000% due 07/01/2018 - 04/01/2038 (e)	23,966	24,155
5.000% due 11/25/2032 - 10/01/2035	4,440	4,501
5.066% due 05/01/2035 (e)	544	554
5.352% due 03/01/2024	22	22
5.500% due 10/01/2017 - 01/01/2039	16,592	16,959
5.500% due 01/01/2024 - 06/01/2038 (e)	72,299	74,236
5.500% due 04/01/2037 (f)	5,321	5,350
6.000% due 01/01/2036 - 01/01/2037 (e)	13,271	13,680
6.000% due 05/01/2036 - 01/01/2039	971	1,000
6.470% due 09/25/2012	1,000	1,147
6.500% due 06/01/2029 - 06/01/2034	23	24
6.500% due 10/01/2036 - 10/01/2037 (e)	3,714	3,863
Federal Farm Credit Bank
7.530% due 04/15/2009	475	485
Federal Home Loan Bank
4.449% due 10/13/2009	5,600	5,612
7.400% due 02/01/2021	132	133
Financing Corp.
0.000% due 12/27/2018	12,100	8,629
Freddie Mac
1.425% due 02/15/2019	230	221
1.545% due 12/15/2030	511	502
3.678% due 10/25/2044	3,845	3,688
4.500% due 02/15/2020	7,955	8,106
5.000% due 08/15/2020 - 12/15/2031	3,946	3,986
5.298% due 02/01/2029 (e)	299	298
5.314% due 05/01/2023 (e)	57	57
5.329% due 04/01/2037 (e)	1,456	1,467
5.348% due 04/01/2037 (e)	129	129
5.500% due 02/01/2038 (e)	1,849	1,895
5.500% due 01/01/2039	45,000	46,062
6.000% due 12/15/2024	330	343
Ginnie Mae
1.640% due 02/16/2030	235	231
4.625% due 07/20/2022 - 09/20/2026	109	108
4.625% due 09/20/2023 (e)	41	40
5.125% due 12/20/2023 - 12/20/2026	72	71
5.250% due 01/20/2030 (e)	66	65
5.375% due 05/20/2022 - 04/20/2030	88	88
5.375% due 02/20/2024 - 05/20/2030 (e)	231	230
6.000% due 08/20/2034 - 01/01/2039	39,514	40,721
6.500% due 01/01/2039	61,000	63,430
8.500% due 01/15/2030 - 02/15/2031	106	115
8.500% due 02/15/2030 - 10/15/2030 (e)	66	72
Small Business Administration
6.640% due 02/01/2011	106	110
7.640% due 03/10/2010	10	10
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,041
7.140% due 05/23/2012	1,000	1,158

		349,698

U.S. Treasury Obligations 13.3%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2015	3,817	3,607
U.S. Treasury Notes
2.500% due 03/31/2013	3,100	3,295
4.250% due 08/15/2013	20,300	23,088
4.250% due 11/15/2013	38,200	43,554
4.500% due 11/15/2015	29,760	35,054
4.500% due 02/15/2016	2,500	2,918
U.S. Treasury Strips
0.000% due 08/15/2024	3,500	2,107

		113,623

Total United States (Cost $977,113)		887,203

SHORT-TERM INSTRUMENTS 13.1%
Commercial Paper 0.2%
Federal Home Loan Bank
0.170% due 02/04/2009	$2,000	2,000

Repurchase Agreements 8.9%
JPMorgan Chase Bank N.A.
0.000% due 01/07/2009	15,113	15,113
(Dated 12/10/2008. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $15,517. Repurchase proceeds are $15,113.)
0.010% due 01/07/2009	3,278	3,278
(Dated 12/10/2008. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2013 valued at $3,304. Repurchase proceeds are $3,278.)
0.010% due 01/09/2009	33,834	33,834
(Dated 12/08/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2013 valued at $34,397. Repurchase proceeds are $33,834.)
0.030% due 01/07/2009	23,117	23,117
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 08/15/2013 valued at $23,400. Repurchase proceeds are $23,117.)

		75,342

U.S. Cash Management Bills 0.6%
0.819% due 04/29/2009 - 05/15/2009 (b)(d)	5,290	5,257

U.S. Treasury Bills 3.4%
0.182% due 01/02/2009 - 06/11/2009 (b)(d)	29,140	29,055

Total Short-Term Instruments (Cost $111,764)		111,654

Purchased Options (h) 2.8% (Cost $5,300)		24,198
Total Investments 191.4% (Cost $1,683,321)		$1,630,564
Written Options (i) (3.4%) (Premiums $6,937)		(29,179)
Other Assets and Liabilities (Net) (88.0%)		(749,481)

Net Assets 100.0%		$851,904

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $23,982 and cash of $1,250 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $173,310 at a weighted average interest rate of 2.360%. On December 31, 2008, securities valued at $115,237 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $3,815 and cash of $5,293 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	92	$213
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	317	153
90-Day Eurodollar December Futures	Long	12/2009	1,783	5,273
90-Day Eurodollar June Futures	Long	06/2010	485	1,411
90-Day Eurodollar March Futures	Long	03/2010	752	2,230
90-Day Eurodollar September Futures	Long	09/2010	46	173
Canada Government 10-Year Bond March Futures	Long	03/2009	33	194
Euro-Bobl February Futures Call Options Strike @ EUR 140.000	Long	02/2009	178	(4)
Euro-Bobl March Futures Put Options Strike @ EUR 101.000	Long	03/2009	22	0
Euro-Bund 10-Year Bond March Futures	Short	03/2009	42	(120)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 145.000	Long	03/2009	374	(6)
Euro-Schatz February Futures Call Options Strike @ EUR 116.000	Long	02/2009	562	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	242	93
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	410	228
United Kingdom Government 10-Year Bond March Futures	Long	03/2009	4	42

				$9,869

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%)	06/20/2014	1.000%		$500	$15	$0	$15
Akzo Nobel NV	DUB	(0.290%)	06/20/2012	1.720%	EUR	600	37	0	37
American Electric Power Co., Inc.	WAC	(0.450%)	06/20/2015	0.783%		$3,000	59	0	59
Anadarko Petroleum Corp.	BCLY	(0.330%)	03/20/2012	2.340%		1,000	60	0	60
AutoZone, Inc.	BCLY	(0.875%)	06/20/2013	1.500%		2,000	50	0	50
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	1.500%		7,000	225	0	225
AutoZone, Inc.	BOA	(0.600%)	06/20/2017	1.384%		800	44	0	44
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	1.500%		800	24	0	24
AutoZone, Inc.	JPM	(0.600%)	06/20/2017	1.384%		400	22	0	22
AutoZone, Inc.	RBS	(0.920%)	06/20/2013	1.500%		3,000	70	0	70
Bank of America Corp.	BCLY	(1.700%)	12/20/2013	1.188%		1,500	(36)	0	(36)
Bank of America Corp.	DUB	(1.720%)	12/20/2013	1.188%		1,200	(30)	0	(30)
Barclays Bank PLC	DUB	(4.350%)	09/20/2013	2.350%	EUR	800	(92)	0	(92)
Barclays Bank PLC	RBS	(2.600%)	12/20/2013	1.620%		$1,900	(86)	0	(86)
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	2.350%		1,100	(3)	0	(3)
Bear Stearns Cos., Inc.	BNP	(2.180%)	03/20/2018	1.113%		5,100	(430)	0	(430)
Bear Stearns Cos., Inc.	CITI	(1.200%)	03/20/2018	1.113%		5,500	(40)	0	(40)
Bear Stearns Cos., Inc.	DUB	(0.770%)	03/20/2018	1.113%		1,000	27	0	27
Boston Scientific Corp.	MLP	(0.510%)	06/20/2011	2.600%		1,000	49	0	49
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	2.488%		1,700	43	0	43
Citigroup, Inc.	BCLY	(1.420%)	09/20/2013	1.900%		3,800	76	0	76
Citigroup, Inc.	CSFB	(1.300%)	09/20/2018	1.757%		10,000	347	0	347
Citigroup, Inc.	DUB	(1.336%)	09/20/2018	1.757%		1,500	48	0	48
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	4.583%		800	80	0	80
Compass Group PLC	MLP	(0.390%)	06/20/2012	0.904%	EUR	800	18	0	18
Computer Sciences Corp.	BOA	(1.160%)	03/20/2018	1.000%		$3,000	(39)	0	(39)
Cox Communications, Inc.	MSC	(0.200%)	03/20/2011	1.947%		700	26	0	26
Credit Suisse GP Fin	DUB	(1.960%)	06/20/2013	1.807%		10,800	(78)	0	(78)
CVS Caremark Corp.	RBS	(0.240%)	09/20/2011	0.945%		300	6	0	6
Daimler Canada Finance, Inc.	RBC	(0.350%)	06/20/2009	6.388%		1,000	28	0	28
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	6.244%		300	23	0	23
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	5.362%		400	44	0	44
Deutsche Bank AG	BNP	(0.920%)	06/20/2013	1.307%		1,000	15	0	15
Diamond Offshore Drilling, Inc.	JPM	(0.230%)	06/20/2012	1.738%		700	34	0	34
Exelon Corp.	CITI	(1.260%)	06/20/2015	4.783%		3,000	507	0	507
GlobalSantaFe Corp.	WAC	(0.520%)	06/20/2012	0.830%		600	6	0	6
Goldman Sachs Group, Inc.	CITI	(1.130%)	03/20/2018	2.580%		5,000	500	0	500
Goldman Sachs Group, Inc.	UBS	(0.310%)	06/20/2016	2.668%		1,100	153	0	153
H.J. Heinz Finance Co.	JPM	(0.370%)	03/20/2012	0.950%		1,000	18	0	18
HCP, Inc.	JPM	(0.610%)	09/20/2011	15.350%		300	83	0	83
Home Depot, Inc.	MSC	(0.980%)	12/20/2013	2.599%		3,000	206	0	206
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	8.340%		3,000	671	0	671
International Lease Finance Corp.	JPM	(1.620%)	06/20/2012	9.521%		1,000	198	0	198
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.769%		1,000	228	0	228
Johnson Controls, Inc.	CSFB	(0.240%)	03/20/2011	5.163%		900	90	0	90
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.113%		600	18	0	18
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	1.113%		2,600	75	0	75
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	1.113%		1,700	51	0	51
Koninklijke DSM NV	GSC	(0.365%)	06/20/2012	1.653%	EUR	900	50	0	50
Kraft Foods, Inc.	JPM	(0.170%)	06/20/2012	0.977%		$1,000	27	0	27
Lennar Corp.	MLP	(5.750%)	12/20/2012	6.169%		900	10	0	10
Lockheed Martin Corp.	MSC	(0.089%)	06/20/2012	0.539%		900	14	0	14
Loews Corp.	BOA	(0.120%)	06/20/2012	0.708%		400	8	0	8
Loews Corp.	JPM	(0.330%)	03/20/2016	0.869%		300	10	0	10
Macy’s Retail Holdings, Inc.	BOA	(0.190%)	09/20/2009	7.694%		300	16	0	16
Marsh & McLennan Cos., Inc.	DUB	(0.590%)	09/20/2014	0.772%		3,000	28	0	28
Masco Corp.	MSC	(0.580%)	09/20/2012	4.800%		300	39	0	39
Morgan Stanley	BCLY	(1.800%)	09/20/2018	3.420%		2,500	268	0	268
Nationwide Health Properties, Inc.	DUB	(0.620%)	09/20/2011	7.660%		1,100	176	0	176
Newell Rubbermaid, Inc.	GSC	(1.350%)	06/20/2010	1.463%		1,000	1	0	1
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	6.165%		300	70	0	70
Nordstrom, Inc.	BOA	(1.120%)	03/20/2018	5.139%		3,000	657	0	657
Nucor Corp.	GSC	(0.530%)	06/20/2018	1.424%		3,000	208	0	208
Progress Energy, Inc.	MSC	(0.105%)	06/20/2012	0.730%		800	17	0	17
RadioShack Corp.	GSC	(1.410%)	06/20/2013	2.050%		3,700	93	0	93
RadioShack Corp.	RBS	(1.430%)	06/20/2013	2.050%		2,400	58	0	58
Rohm & Haas Co.	DUB	(0.470%)	03/20/2013	1.363%		4,500	158	0	158
Ryder System, Inc.	BCLY	(0.110%)	03/20/2009	1.600%		1,000	3	0	3
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	2.974%		3,000	240	0	240
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.716%		900	2	0	2
Sealed Air Corp.	BCLY	(0.200%)	06/20/2009	4.991%		900	20	0	20
Simon Property Group LP	DUB	(0.947%)	06/20/2018	6.355%		2,000	587	0	587
Smith Group PLC	RBS	(0.530%)	09/20/2010	2.158%	GBP	1,000	36	0	36
Spectra Energy Capital LLC	BOA	(0.830%)	09/20/2014	1.870%		$3,000	157	0	157
Sprint Nextel Corp.	JPM	(1.065%)	12/20/2016	8.492%		700	215	0	215
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.340%		400	17	0	17
Telecom Italia Capital S.A.	JPM	(1.530%)	06/20/2018	4.178%		3,000	488	0	488
UBS Warburg LLC	BCLY	(2.150%)	12/20/2013	2.037%	EUR	3,700	(29)	0	(29)
UBS Warburg LLC	RBS	(3.000%)	12/20/2013	2.037%		$1,500	(66)	0	(66)
United Utilities PLC	DUB	(0.235%)	06/20/2012	1.250%	EUR	600	27	0	27
Verizon Communications, Inc.	CITI	(0.900%)	06/20/2017	1.270%		$700	18	0	18
Viacom, Inc.	MSC	(0.640%)	06/20/2011	3.701%		300	21	0	21
Viacom, Inc.	UBS	(0.470%)	06/20/2011	3.701%		800	59	26	33
Vivendi	JPM	(1.500%)	06/20/2018	2.613%		2,500	190	0	190
WEA Finance LLC	HSBC	(2.080%)	06/20/2018	8.100%		3,000	900	0	900
Weatherford International Ltd.	BOA	(0.560%)	03/20/2016	4.716%		1,600	349	0	349
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	10.143%		400	93	0	93

							$8,675	$26	$8,649

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.250%	$1,200	$(29)	$0	$(29)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.244%	2,600	(235)	0	(235)
Brazil Government International Bond	MLP	1.340%	08/20/2011	2.822%	9,000	(289)	0	(289)
Brazil Government International Bond	MSC	1.380%	08/20/2011	2.822%	6,500	(201)	0	(201)
Ford Motor Credit Co. LLC	BOA	3.950%	12/20/2012	10.381%	1,100	(208)	0	(208)
Ford Motor Credit Co. LLC	CITI	7.500%	03/20/2009	15.942%	5,100	(79)	0	(79)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%	700	(34)	(35)	1
Ford Motor Credit Co. LLC	JPM	7.400%	03/20/2009	15.942%	3,300	(52)	0	(52)
General Electric Capital Corp.	BOA	0.770%	03/20/2009	4.538%	200	(2)	0	(2)
General Electric Capital Corp.	CITI	0.950%	09/20/2009	4.551%	500	(13)	0	(13)
General Electric Capital Corp.	DUB	0.850%	03/20/2009	4.538%	400	(3)	0	(3)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	3.708%	5,000	87	0	87
GMAC LLC	GSC	9.600%	03/20/2009	9.740%	2,100	6	0	6
HSBC Finance Corp.	GSC	1.500%	06/20/2010	8.239%	1,600	(142)	0	(142)
JSC Gazprom	MLP	0.610%	05/20/2012	10.378%	1,200	(304)	0	(304)
Russia Government International Bond	MSC	0.490%	02/20/2009	9.643%	6,100	(66)	0	(66)
SLM Corp.	CITI	4.300%	03/20/2009	11.543%	700	(10)	0	(10)
SLM Corp.	DUB	3.050%	03/20/2009	11.543%	3,000	(52)	0	(52)
SLM Corp.	GSC	3.300%	03/20/2009	11.543%	300	(5)	0	(5)
SLM Corp.	GSC	3.800%	03/20/2009	11.543%	1,500	(23)	0	(23)
SLM Corp.	GSC	0.700%	06/20/2012	9.113%	600	(130)	0	(130)
Spain Government Bond	DUB	0.270%	03/20/2013	0.936%	23,300	(621)	0	(621)
Spain Government Bond	GSC	0.435%	03/20/2013	0.936%	11,900	(238)	0	(238)
Spain Government Bond	JPM	0.270%	03/20/2013	0.936%	9,300	(248)	0	(248)

						$(2,891)	$(35)	$(2,856)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	MSC	(0.650%)	12/20/2016		$5,856	$426	$(41)	$467
CDX.IG-8 10-Year Index	CSFB	(0.600%)	06/20/2017		7,125	471	47	424
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017		89,402	5,912	1,953	3,959
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017		7,515	382	282	100
CDX.IG-10 5-Year Index	BCLY	(1.550%)	06/20/2013		5,466	123	(43)	166
CDX.IG-10 5-Year Index	DUB	(1.550%)	06/20/2013		390	9	5	4
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018		17,080	15	(576)	591
CDX.IG-11 5-Year Index	GSC	(1.500%)	12/20/2013		4,400	86	88	(2)
CDX.IG-11 5-Year Index	MLP	(1.500%)	12/20/2013		500	10	11	(1)
CDX.IG-11 5-Year Index	MSC	(1.500%)	12/20/2013		400	8	9	(1)
iTraxx Europe 9 Index	DUB	(1.750%)	06/20/2018	EUR	22,000	(532)	(2,135)	1,603
iTraxx Europe HVol 6 Index	BCLY	(0.850%)	12/20/2016		5,300	973	(35)	1,008
iTraxx Europe HVol 6 Index	BNP	(0.850%)	12/20/2016		2,300	423	(17)	440
iTraxx Europe HVol 6 Index	HSBC	(0.850%)	12/20/2016		700	129	(5)	134
iTraxx Europe HVol 6 Index	JPM	(0.850%)	12/20/2016		1,900	349	(10)	359

						$8,784	$(467)	$9,251

Credit Default Swaps on Credit Indices – Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$3,000	$(2,009)	$(966)	$(1,043)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	1,000	(500)	(376)	(124)

					$(2,509)	$(1,342)	$(1,167)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$410	$(14)	$424
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	823	(17)	840
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	756	11	745
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	60	0	60
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		500	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	386	0	386
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	2,300	(168)	(42)	(126)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		2,800	(204)	(51)	(153)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,200	(742)	(73)	(669)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		900	(93)	(6)	(87)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		13,400	(1,382)	(180)	(1,202)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,300	(362)	(89)	(273)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	BOA		4,500	626	50	576
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	JPM		1,700	236	28	208
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	RBC		2,100	292	20	272
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		6,600	(1,194)	(72)	(1,122)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	4,000	38	(4)	42
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		57,000	541	(59)	600
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		$25,200	2,202	323	1,879
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		159,100	13,904	(1,090)	14,994
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		21,600	(3,690)	(648)	(3,042)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		35,000	(3,409)	(2,625)	(784)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		43,800	(9,533)	(1,446)	(8,087)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		7,000	(1,524)	(575)	(949)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		15,200	(1,809)	(453)	(1,356)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		42,400	(5,044)	977	(6,021)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		10,500	(1,249)	349	(1,598)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		36,900	(4,390)	(225)	(4,165)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		4,400	(1,205)	44	(1,249)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		20,300	(5,561)	164	(5,725)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		800	(112)	(97)	(15)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		14,000	(1,956)	(1,693)	(263)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		15,000	(5,076)	294	(5,370)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,200	(546)	(57)	(489)
Pay	6-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	19,000	208	30	178
Pay	6-Month AUD Bank Bill	5.250%	06/15/2011	DUB		43,000	894	(54)	948
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		54,300	3,112	(188)	3,300
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		22,400	1,284	(101)	1,385
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		2,100	(223)	54	(277)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY	EUR	29,400	227	(375)	602
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		25,800	552	65	487
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		10,000	74	(35)	109
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		16,200	780	26	754
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		4,500	217	(11)	228
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		21,700	39	(2)	41
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		1,300	49	(33)	82
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		9,200	354	(4)	358
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	GSC		3,300	159	(9)	168
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		6,300	504	(65)	569
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		8,100	648	3	645
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		61,600	4,927	(320)	5,247
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		18,700	1,496	(157)	1,653
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		2,900	232	(57)	289
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	BCLY		24,100	1,407	860	547
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	MSC		2,000	117	73	44
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	BCLY		1,600	140	56	84
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		5,500	479	(94)	573
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		11,200	1,188	(792)	1,980
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		1,600	170	(114)	284
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,500	(888)	(40)	(848)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		1,200	(426)	(8)	(418)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI		1,300	(462)	(33)	(429)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		6,400	(2,274)	(125)	(2,149)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		6,800	(2,416)	(777)	(1,639)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,300	(462)	(11)	(451)
Receive	6-Month EUR-LIBOR	3.500%	03/18/2039	BCLY		2,300	18	(408)	426
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BNP		200	(73)	(3)	(70)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		3,900	(1,420)	(239)	(1,181)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	MSC		6,300	(2,294)	(427)	(1,867)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC	GBP	7,600	825	24	801
Pay	6-Month GBP-LIBOR	4.500%	03/18/2014	CITI		5,500	493	(5)	498
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		6,900	856	(148)	1,004
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		5,800	712	(11)	723
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		5,500	773	0	773
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	HSBC		3,300	38	(2)	40
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		26,300	3,978	(4)	3,982
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		4,100	(977)	(16)	(961)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		7,600	(710)	407	(1,117)
Receive	6-Month JPY-LIBOR	2.035%	05/18/2010	GSC	JPY	360,000	(79)	0	(79)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BCLY		300,000	(26)	(7)	(19)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BNP		390,000	(33)	(9)	(24)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	RBS		1,350,000	(115)	(29)	(86)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		1,040,000	(189)	(15)	(174)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		7,080,000	2,103	1,296	807
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		890,000	264	165	99
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		8,530,000	2,648	1,734	914
Receive	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		5,070,000	(1,330)	(716)	(614)
Receive	6-Month JPY-LIBOR	1.500%	06/17/2018	UBS		1,560,000	(409)	(204)	(205)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		250,000	(404)	(39)	(365)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		470,000	(626)	(25)	(601)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		780,000	(2,486)	(350)	(2,136)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$6,000	(1,012)	27	(1,039)

							$(16,332)	$(8,498)	$(7,834)

(h) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note February Futures	$126.000	01/23/2009	31	$1	$0
Call - CBOT U.S. Treasury 10-Year Note February Futures	142.000	01/23/2009	1,026	35	18
Put - CBOT U.S. Treasury 10-Year Note March Futures	83.000	02/20/2009	82	2	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	84.000	02/20/2009	344	6	5

				$44	$24

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$109,200	$1,087	$6,759
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	42,500	427	2,631
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	76,400	896	3,768
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	198,100	2,053	6,786
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	18,600	189	1,151
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	53,100	560	3,023

							$5,212	$24,118

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	110.000	01/08/2009	$100,000	$10	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	$103.250	02/20/2009	$20,300	$2	$12
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	119.063	02/20/2009	20,300	2	12
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	120.109	02/20/2009	38,200	5	32
Put - OTC Fannie Mae 4.500% due 02/01/2039	65.000	02/05/2009	3,000	0	0
Put - OTC Fannie Mae 5.000% due 02/01/2039	65.000	02/05/2009	3,000	0	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	38.000	01/06/2009	10,300	1	0
Put - OTC Fannie Mae 6.000% due 02/01/2039	74.000	02/05/2009	18,300	2	0
Put - OTC Fannie Mae 6.500% due 01/01/2039	70.000	01/06/2009	14,000	2	0
Put - OTC Freddie Mac 5.500% due 01/01/2038	73.000	01/06/2009	45,000	5	0
Put - OTC Ginnie Mae 6.000% due 02/01/2039	85.000	02/12/2009	35,000	4	0
Put - OTC Ginnie Mae 6.500% due 01/01/2039	84.000	01/14/2009	21,000	3	0
Put - OTC Ginnie Mae 6.500% due 02/01/2039	75.000	02/12/2009	21,000	3	0
Put - OTC Ginnie Mae 6.500% due 02/01/2039	90.000	02/12/2009	38,700	5	0

				$34	$56

(i) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$97.250	06/15/2009	475	$307	$31
Put - CME 90-Day Eurodollar March Futures	97.250	03/16/2009	686	210	13
Put - CME 90-Day Eurodollar March Futures	97.375	03/16/2009	285	131	8
Put - CME 90-Day Eurodollar March Futures	97.500	03/16/2009	957	395	31
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	99	17	15

				$1,060	$98

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009	EUR	12,500	$166	$831
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		12,500	166	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$14,000	107	151
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		36,400	978	6,496
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	14	22
Call - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		7,800	117	2,979
Put - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		7,800	125	0
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	19	22
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	2,534
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		25,500	858	3,954
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		86,100	2,065	8,016
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	172	1,106
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	2,967

								$5,686	$29,078

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 6.000% due 02/01/2039	$99.844	01/28/2009	$18,300	$191	$3

(j) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,984	$1,454	0.17%

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value(6)
Fannie Mae	6.000%	01/01/2039		$13,500	$13,743	$13,899
U.S. Treasury Notes	2.500%	03/31/2013		3,100	3,178	3,311
U.S. Treasury Notes	4.250%	08/15/2013		20,300	21,481	23,198
U.S. Treasury Notes	4.250%	11/15/2013		38,200	42,399	43,769
U.S. Treasury Notes	4.500%	11/15/2015		29,760	32,726	35,147
U.S. Treasury Notes	4.500%	02/15/2016		2,500	2,915	2,978
United Kingdom Gilt	4.750%	12/07/2038	GBP	400	777	698

					$117,219	$123,000

(6)	Market value includes $492 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	14,909	04/2009	$0	$(97)	$(97)
Sell		HSBC	14,909	04/2009	17	0	17
Sell	AUD	BCLY	848	01/2009	0	(65)	(65)
Buy		CITI	15,251	01/2009	769	0	769
Sell		CITI	31,318	01/2009	0	(1,499)	(1,499)
Sell		CSFB	275	01/2009	0	(13)	(13)
Buy		GSC	2,581	01/2009	130	0	130
Buy		HSBC	15,972	01/2009	894	0	894
Sell		JPM	501	01/2009	0	(14)	(14)
Sell		MSC	50	01/2009	0	(2)	(2)
Buy		RBS	2,402	01/2009	142	0	142
Sell		RBS	16,169	01/2009	0	(870)	(870)
Buy	BRL	RBC	34	06/2009	0	(4)	(4)
Sell	CAD	RBC	10,029	01/2009	0	(19)	(19)
Sell	CLP	HSBC	83,585	05/2009	0	0	0
Buy		JPM	66,358	05/2009	0	(37)	(37)
Buy	CNY	BCLY	52,412	05/2009	4	(270)	(266)
Sell		BCLY	55,103	05/2009	8	(24)	(16)
Buy		CITI	51,807	05/2009	0	(442)	(442)
Sell		DUB	28,469	05/2009	0	(33)	(33)
Buy		HSBC	11,537	05/2009	0	(73)	(73)
Sell		HSBC	33,140	05/2009	42	0	42
Buy		JPM	23,323	05/2009	0	(181)	(181)
Sell		JPM	24,125	05/2009	0	(38)	(38)
Buy		MSC	10,418	05/2009	0	(83)	(83)
Sell		UBS	8,660	05/2009	0	(11)	(11)
Buy		BCLY	1,451	07/2009	0	(17)	(17)
Sell		BCLY	8,262	07/2009	0	(6)	(6)
Buy		DUB	18,327	07/2009	0	(206)	(206)
Buy		HSBC	2,420	07/2009	0	(27)	(27)
Buy		JPM	2,243	07/2009	0	(25)	(25)
Sell		JPM	16,179	07/2009	0	(22)	(22)
Buy		BCLY	2,209	09/2009	0	(2)	(2)
Buy		CITI	2,221	09/2009	0	(1)	(1)
Buy		DUB	9,978	09/2009	0	(5)	(5)
Sell		DUB	20,640	09/2009	0	(45)	(45)
Buy		HSBC	4,438	09/2009	1	(3)	(2)
Buy		JPM	1,795	09/2009	0	(2)	(2)
Buy		BCLY	10,063	05/2010	0	(208)	(208)
Sell		BCLY	21,409	05/2010	0	(45)	(45)
Buy		MLP	11,346	05/2010	0	(229)	(229)
Buy	DKK	MSC	31,484	02/2009	452	0	452
Sell	EUR	BCLY	6,265	01/2009	0	(676)	(676)
Buy		BNP	11,944	01/2009	1,476	(7)	1,469
Sell		BNP	1,712	01/2009	0	(194)	(194)
Sell		BOA	4,204	01/2009	0	(385)	(385)
Sell		CITI	10,537	01/2009	4	(352)	(348)
Buy		CSFB	151	01/2009	10	0	10
Sell		CSFB	655	01/2009	0	(78)	(78)
Buy		DUB	1,926	01/2009	80	0	80
Sell		DUB	3,155	01/2009	0	(358)	(358)
Sell		GSC	2,390	01/2009	0	(254)	(254)
Sell		HSBC	1,271	01/2009	36	(44)	(8)
Buy		JPM	573	01/2009	0	(2)	(2)
Sell		JPM	2,033	01/2009	0	(258)	(258)
Buy		MSC	9,803	01/2009	372	0	372
Buy		RBS	127,115	01/2009	16,071	0	16,071
Sell		RBS	4,299	01/2009	7	(157)	(150)
Sell		UBS	381	01/2009	0	(54)	(54)
Buy	GBP	BCLY	7,053	01/2009	0	(309)	(309)
Sell		BCLY	3,388	01/2009	280	0	280
Buy		BNP	815	01/2009	0	(60)	(60)
Sell		BNP	5,616	01/2009	536	0	536
Buy		CITI	8,646	01/2009	0	(424)	(424)
Sell		CSFB	1,652	01/2009	139	0	139
Buy		DUB	2,414	01/2009	0	(182)	(182)
Sell		DUB	216	01/2009	3	0	3
Sell		JPM	624	01/2009	30	0	30
Buy		MSC	1,311	01/2009	0	(63)	(63)
Sell		MSC	2,115	01/2009	156	0	156
Buy		RBS	6,458	01/2009	0	(328)	(328)
Sell		RBS	331	01/2009	10	0	10
Buy		UBS	8,385	01/2009	0	(417)	(417)
Sell		UBS	539	01/2009	50	0	50
Sell	HKD	CITI	388	01/2009	0	0	0
Sell		CSFB	182	01/2009	0	0	0
Buy		JPM	659	01/2009	0	0	0
Buy	HUF	JPM	530	05/2009	0	0	0
Buy	INR	BCLY	9,005	04/2009	3	0	3
Buy		BOA	5,590	04/2009	4	0	4
Buy		CITI	5,000	04/2009	2	0	2
Buy		DUB	5,040	04/2009	3	0	3
Buy		HSBC	7,002	04/2009	3	0	3
Sell		JPM	30,085	04/2009	0	(27)	(27)
Buy	JPY	BCLY	5,285,312	01/2009	2,837	0	2,837
Sell		BCLY	165,538	01/2009	0	(80)	(80)
Buy		BNP	4,429,566	01/2009	2,880	0	2,880
Sell		BNP	448,879	01/2009	12	0	12
Buy		CITI	5,266,445	01/2009	2,636	0	2,636
Sell		CITI	199,324	01/2009	0	(126)	(126)
Sell		CSFB	1,698,581	01/2009	93	(484)	(391)
Buy		DUB	311,445	01/2009	19	0	19
Sell		DUB	359,436	01/2009	20	(24)	(4)
Buy		HSBC	6,796,090	01/2009	3,029	(83)	2,946
Sell		HSBC	479,590	01/2009	31	(83)	(52)
Sell		JPM	1,100	01/2009	0	0	0
Sell		MLP	294,160	01/2009	0	(104)	(104)
Buy		MSC	168,894	01/2009	7	0	7
Sell		MSC	71,171	01/2009	4	0	4
Buy		RBS	1,599,084	01/2009	0	(6)	(6)
Sell		RBS	611,747	01/2009	0	(271)	(271)
Buy		UBS	4,221,334	01/2009	2,275	0	2,275
Sell		UBS	87,387	01/2009	0	(61)	(61)
Sell	KRW	BCLY	3,102,064	02/2009	462	(12)	450
Sell		DUB	477,090	02/2009	0	(20)	(20)
Buy		MLP	3,520,912	02/2009	0	(642)	(642)
Buy	MXN	CITI	763	05/2009	0	(17)	(17)
Buy		MLP	59	05/2009	0	0	0
Buy	MYR	BCLY	1,163	02/2009	7	0	7
Sell		CITI	4,470	02/2009	0	(50)	(50)
Buy		DUB	3,010	02/2009	6	0	6
Sell		DUB	1,496	02/2009	0	(21)	(21)
Buy		JPM	1,230	02/2009	5	0	5
Sell		JPM	1,783	02/2009	0	(20)	(20)
Buy		BCLY	1,294	04/2009	3	0	3
Buy		BOA	1,121	04/2009	3	0	3
Buy		CITI	2,250	04/2009	9	0	9
Buy		HSBC	1,233	04/2009	6	0	6
Sell		JPM	3,561	04/2009	0	(22)	(22)
Sell	NZD	RBS	1,352	01/2009	10	0	10
Buy	PHP	BCLY	8,700	02/2009	0	(12)	(12)
Sell		BCLY	132,736	02/2009	0	(193)	(193)
Buy		DUB	34,670	02/2009	6	(7)	(1)
Buy		HSBC	10,480	02/2009	0	(14)	(14)
Buy		JPM	14,800	02/2009	0	(16)	(16)
Buy		MLP	3,300	02/2009	0	(5)	(5)
Buy		MSC	11,800	02/2009	0	(17)	(17)
Buy		RBS	3,300	02/2009	0	(5)	(5)
Buy		BCLY	1,356	05/2009	1	0	1
Buy		CITI	33,369	05/2009	5	0	5
Buy		JPM	10,185	05/2009	2	0	2
Buy		LEH	2,200	12/2010	0	(3)	(3)
Sell		LEH	2,200	12/2010	0	(1)	(1)
Sell	PLN	DUB	269	05/2009	5	0	5
Buy		HSBC	145	05/2009	0	(16)	(16)
Buy	RUB	BCLY	92,539	05/2009	0	(71)	(71)
Sell		BCLY	1,070	05/2009	1	0	1
Buy		HSBC	18,874	05/2009	0	(226)	(226)
Sell		HSBC	2,402	05/2009	6	0	6
Sell		JPM	107,941	05/2009	849	0	849
Buy	SAR	JPM	12,489	04/2009	0	(56)	(56)
Sell		JPM	12,489	04/2009	0	(3)	(3)
Buy	SEK	MSC	35,585	02/2009	139	0	139
Sell	SGD	BCLY	6,709	01/2009	0	(106)	(106)
Buy		DUB	926	01/2009	12	0	12
Buy		JPM	130	01/2009	5	0	5
Buy		CITI	2,131	04/2009	17	0	17
Buy		DUB	1,357	04/2009	21	0	21
Buy		HSBC	556	04/2009	5	0	5
Buy		RBS	877	04/2009	11	0	11
Buy		HSBC	796	07/2009	1	0	1
Buy	TWD	BCLY	21,410	02/2009	0	(45)	(45)
Buy		DUB	9,600	02/2009	0	(21)	(21)
Sell		HSBC	61,059	02/2009	82	0	82
Buy		MLP	15,300	02/2009	0	(30)	(30)
Buy		MSC	9,600	02/2009	0	(21)	(21)
Buy		UBS	4,900	02/2009	0	(11)	(11)
Buy	ZAR	BCLY	279	05/2009	4	0	4

					$37,260	$(12,252)	$25,008

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$1,614,727	$15,837	$1,630,564
Short Sales, at value	0	(123,000)	0	(123,000)
Other Financial Instruments++	9,869	(595)	2,467	11,741

Total	$9,869	$1,491,132	$18,304	$1,519,305

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$18,383	$8,065	$54	$(27)	$(4,883)	$(5,755)	$15,837
Other Financial Instruments++	12	0	0	0	2,455	0	2,467

Total	$18,395	$8,065	$54	$(27)	$(2,428)	$(5,755)	$18,304

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 1.5%
BHP Billiton Finance USA Ltd.
5.125% due 03/29/2012		$200	$188
Crusade Global Trust
4.331% due 11/19/2037	EUR	303	371
Puma Finance Ltd.
2.242% due 02/21/2038		$529	480
4.600% due 08/22/2037	AUD	180	116
4.798% due 07/12/2036		182	122
Superannuation Members Home Loans Global Fund
2.326% due 03/09/2036		$842	732
Torrens Trust
4.900% due 10/19/2038	AUD	931	596

Total Australia (Cost $3,204)			2,605

BERMUDA 0.4%
Merna Reinsurance Ltd.
2.109% due 07/07/2010		$700	630

Total Bermuda (Cost $696)			630

CANADA 5.9%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	734
Canada Government Bond
8.000% due 06/01/2023		600	745
Canada Housing Trust No. 1
3.550% due 09/15/2013		3,600	3,087
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	570
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	145
Master Credit Card Trust
5.297% due 08/21/2012		200	164
Province of Ontario Canada
4.700% due 06/02/2037		2,100	1,704
5.600% due 06/02/2035		1,100	1,002
Province of Quebec Canada
5.125% due 11/14/2016		$300	319
5.750% due 12/01/2036	CAD	1,000	905
Rogers Wireless, Inc.
7.625% due 12/15/2011		300	252
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	400	536

Total Canada (Cost $10,011)			10,163

CAYMAN ISLANDS 0.9%
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$450	431
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		510	356
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	249
Residential Reinsurance 2007 Ltd.
9.952% due 06/07/2010		$500	487
SHL Corp. Ltd.
1.589% due 12/25/2024	JPY	201	2

Total Cayman Islands (Cost $1,844)			1,525

DENMARK 0.3%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	181	34
Realkredit Danmark A/S
5.000% due 01/01/2038		4	1
5.000% due 10/01/2038		2,206	392

Total Denmark (Cost $406)			427

FRANCE 5.1%
AXA S.A.
3.750% due 01/01/2017	EUR	50	76
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		400	572
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		300	228
CM-CIC Covered Bonds
5.250% due 06/09/2010		400	569
Credit Agricole S.A.
2.231% due 05/28/2010		$574	567
6.637% due 05/29/2049		500	224
France Government Bond
4.000% due 04/25/2055	EUR	100	150
4.750% due 04/25/2035		1,200	1,924
5.750% due 10/25/2032		1,200	2,127
GCE Covered Bonds
5.250% due 09/17/2010		1,250	1,777
Vivendi
5.750% due 04/04/2013		$446	392
6.625% due 04/04/2018		100	81

Total France (Cost $8,650)			8,687

GERMANY 11.2%
Deutsche Bank AG
4.875% due 05/20/2013		$637	626
5.375% due 10/12/2012		319	327
Republic of Germany
4.750% due 07/04/2034	EUR	2,000	3,212
5.500% due 01/04/2031		1,500	2,587
5.625% due 01/04/2028		4,740	8,206
6.250% due 01/04/2024		600	1,093
6.250% due 01/04/2030		1,700	3,164

Total Germany (Cost $16,556)			19,215

IRELAND 0.2%
Immeo Residential Finance PLC
3.489% due 12/15/2016	EUR	239	256
Lusitano Mortgages PLC
3.609% due 12/15/2035		95	110

Total Ireland (Cost $449)			366

ITALY 0.3%
Siena Mortgages SpA
3.512% due 12/16/2038	EUR	389	504

Total Italy (Cost $474)			504

JAPAN 39.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	256
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	92,700	885
1.000% due 06/10/2016		309,600	2,962
1.100% due 12/10/2016		349,028	3,347
1.188% due 02/28/2016		43,920	473
1.200% due 03/10/2017		66,560	644
1.200% due 06/10/2017		791,565	7,583
1.200% due 12/10/2017		563,760	5,394
1.400% due 06/10/2018		551,540	5,313
Japan Government International Bond
0.900% due 12/20/2012		400,000	4,466
1.100% due 09/20/2012		1,620,000	18,229
1.200% due 03/20/2012		395,250	4,452
2.300% due 06/20/2035		410,000	4,980
2.400% due 03/20/2034		74,750	922
2.500% due 09/20/2036		370,000	4,682
2.500% due 09/20/2037		190,000	2,419
Resona Bank Ltd.
5.850% due 09/29/2049		$500	284
Sumitomo Mitsui Banking Corp.
1.771% due 12/31/2049	JPY	100,000	1,062
5.625% due 07/29/2049		$100	74

Total Japan (Cost $59,919)			68,427

JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
3.457% due 12/10/2037	EUR	114	153
HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	191	205

Total Jersey, Channel Islands (Cost $493)			358

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	86

Total Liberia (Cost $102)			86

NETHERLANDS 2.5%
Delphinus BV
3.289% due 06/25/2066	EUR	86	115
4.191% due 11/28/2031		235	310
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$100	124
Dutch Mortgage-Backed Securities BV
5.557% due 10/02/2079	EUR	716	949
Holland Euro-Denominated Mortgage-Backed Series
5.360% due 04/18/2012		49	68
Netherlands Government Bond
4.000% due 01/15/2037		700	1,015
Rabobank Nederland NV
2.639% due 05/19/2010 (f)		$1,594	1,589
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009		200	200

Total Netherlands (Cost $4,083)			4,370

NEW ZEALAND 0.4%
ANZ National International Ltd.
6.200% due 07/19/2013		$637	617

Total New Zealand (Cost $637)			617

NORWAY 1.1%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,803

Total Norway (Cost $1,944)			1,803

PORTUGAL 0.5%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	650	927

Total Portugal (Cost $1,021)			927

RUSSIA 0.3%
Gaz Capital S.A.
7.343% due 04/11/2013		$300	$245
8.146% due 04/11/2018		200	142
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		60	52

Total Russia (Cost $560)			439

SOUTH KOREA 0.5%
Export-Import Bank of Korea
2.292% due 06/01/2009		$637	635
5.750% due 05/22/2013	EUR	255	302

Total South Korea (Cost $1,029)			937

SPAIN 1.6%
Bankinter S.A.
5.000% due 05/14/2010	EUR	1,450	2,038
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,100	701

Total Spain (Cost $3,372)			2,739

SWITZERLAND 1.8%
Credit Suisse New York
5.000% due 05/15/2013		$1,530	1,474
UBS AG
3.779% due 05/05/2010		510	509
5.750% due 04/25/2018		956	869
5.875% due 12/20/2017		319	294

Total Switzerland (Cost $3,306)			3,146

UNITED KINGDOM 7.9%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	956	1,346
Barclays Bank PLC
6.050% due 12/04/2017		$765	676
7.434% due 09/29/2049		600	304
7.700% due 04/29/2049		500	331
8.250% due 02/28/2049	GBP	191	229
Bauhaus Securities Ltd.
5.180% due 10/30/2052	EUR	127	170
HBOS PLC
5.920% due 09/29/2049		$800	303
6.750% due 05/21/2018		446	393
HSBC Holdings PLC
6.500% due 05/02/2036		574	585
Lloyds TSB Bank PLC
5.625% due 07/29/2049	EUR	377	377
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018 (f)		$1,275	1,076
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		382	326
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	80
United Kingdom Gilt
4.250% due 06/07/2032	GBP	1,800	2,723
4.250% due 03/07/2036		700	1,086
4.500% due 12/07/2042		300	491
4.750% due 12/07/2038		1,700	2,906
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	125

Total United Kingdom (Cost $14,893)			13,527

UNITED STATES 118.7%
Asset-Backed Securities 10.0%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$335	304
AFC Home Equity Loan Trust
1.181% due 12/22/2027		13	8
Amortizing Residential Collateral Trust
1.171% due 10/25/2031		11	10
Amresco Residential Securities Mortgage Loan Trust
1.411% due 06/25/2029		9	6
BA Credit Card Trust
1.205% due 02/15/2013		200	182
1.775% due 04/15/2013		1,500	1,364
2.395% due 12/16/2013		900	801
Bear Stearns Asset-Backed Securities Trust
0.921% due 03/25/2043		15	14
1.131% due 10/25/2032		7	4
Capital Auto Receivables Asset Trust
1.895% due 09/15/2010		576	566
2.645% due 10/15/2012		700	625
Chase Issuance Trust
2.095% due 05/16/2011		700	690
3.496% due 09/15/2015		2,800	2,314
Citibank Credit Card Master Trust I
2.304% due 03/10/2011		1,100	1,090
CS First Boston Mortgage Securities Corp.
1.091% due 01/25/2032		9	4
Daimler Chrysler Auto Trust
2.806% due 07/08/2011		500	483
First Alliance Mortgage Loan Trust
0.738% due 12/20/2027		41	27
Ford Credit Auto Owner Trust
1.795% due 07/15/2010		1,462	1,427
2.095% due 01/15/2011		1,785	1,733
2.615% due 06/15/2012		765	695
4.360% due 06/15/2010		193	191
Franklin Auto Trust
1.508% due 10/20/2011		357	345
GSAMP Trust
0.761% due 03/25/2034		56	55
Home Equity Mortgage Trust
5.500% due 01/25/2037		165	39
MBNA Credit Card Master Note Trust
1.185% due 09/15/2011		382	377
4.900% due 07/15/2011		319	319
Mid-State Trust
8.330% due 04/01/2030		336	296
Nelnet Student Loan Trust
4.065% due 04/27/2015		420	411
Renaissance Home Equity Loan Trust
0.971% due 12/25/2033		39	30
Residential Asset Mortgage Products, Inc.
1.031% due 06/25/2032		10	7
Residential Asset Securities Corp.
0.971% due 07/25/2032		26	13
Sears Credit Account Master Trust
1.415% due 04/16/2013		446	439
SLC Student Loan Trust
2.446% due 06/15/2017		510	457
SLM Student Loan Trust
5.035% due 04/25/2023		1,721	1,615
Structured Asset Securities Corp.
0.871% due 05/25/2034		39	32
Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		71	70
Wells Fargo Home Equity Trust
0.701% due 10/25/2035		149	137

			17,180

Bank Loan Obligations 0.3%
Daimler Finance North America LLC
6.000% due 08/03/2012		1,072	563

Corporate Bonds & Notes 33.9%
Ace INA Holdings, Inc.
5.875% due 06/15/2014		100	93
Aetna, Inc.
6.500% due 09/15/2018		319	304
Alcoa, Inc.
6.000% due 01/15/2012		637	579
Allstate Life Global Funding II
2.822% due 05/21/2010 (f)		1,147	1,025
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		319	314
American Express Bank FSB
0.531% due 04/26/2010		400	370
1.589% due 06/12/2012		300	247
5.500% due 04/16/2013		701	665
American Express Co.
7.000% due 03/19/2018		829	840
American Express Credit Corp.
1.871% due 05/27/2010		300	277
5.875% due 05/02/2013		400	384
American International Group, Inc.
4.875% due 03/15/2067	EUR	300	113
5.850% due 01/16/2018		$500	336
8.000% due 05/22/2038	EUR	1,500	688
8.175% due 05/15/2058		$1,300	506
8.250% due 08/15/2018		700	513
Amgen, Inc.
6.150% due 06/01/2018		637	677
AT&T, Inc.
6.300% due 01/15/2038		510	541
AutoZone, Inc.
5.875% due 10/15/2012		100	89
BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	204
Bank of America Corp.
4.750% due 05/23/2017	EUR	400	489
5.750% due 12/01/2017		$320	320
8.125% due 12/29/2049		319	239
Bank of America N.A.
2.835% due 05/12/2010		637	624
Bear Stearns Cos. LLC
3.849% due 10/02/2009 (k)	CAD	500	394
6.400% due 10/02/2017 (f)		$1,200	1,249
6.950% due 08/10/2012		800	832
7.250% due 02/01/2018 (f)		1,100	1,207
BellSouth Corp.
5.200% due 09/15/2014		200	195
Boston Scientific Corp.
6.000% due 06/15/2011		200	191
6.400% due 06/15/2016		300	258
Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		446	431
Charter One Bank N.A.
3.585% due 04/24/2009		637	628
CIT Group, Inc.
2.269% due 08/17/2009		600	577
Citigroup Capital XXI
8.300% due 12/21/2057		300	232
Citigroup Funding, Inc.
3.556% due 05/07/2010 (f)		1,785	1,693
Citigroup, Inc.
5.500% due 04/11/2013		829	808
6.000% due 08/15/2017		319	318
6.125% due 05/15/2018 (f)		1,785	1,808
6.500% due 08/19/2013 (f)		1,721	1,738
8.400% due 04/29/2049		446	295
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	517
CNA Financial Corp.
6.000% due 08/15/2011		300	248
Computer Sciences Corp.
5.500% due 03/15/2013		637	571
ConocoPhillips Australia Funding Co.
4.420% due 04/09/2009		484	483
Constellation Energy Group, Inc.
7.000% due 04/01/2012		319	291
Consumers Energy Co.
5.000% due 02/15/2012		100	98
CVS Caremark Corp.
5.750% due 08/15/2011		200	201
Cytec Industries, Inc.
6.000% due 10/01/2015		637	522
Daimler Finance North America LLC
2.346% due 03/13/2009		319	319
5.750% due 09/08/2011		100	85
DR Horton, Inc.
6.000% due 04/15/2011		200	173
Erac USA Finance Co.
5.800% due 10/15/2012		700	586
Exelon Corp.
4.900% due 06/15/2015		637	523
GATX Financial Corp.
5.500% due 02/15/2012		637	568
General Electric Capital Corp.
3.053% due 05/22/2013		446	376
3.116% due 12/09/2011		2,000	2,036
6.375% due 11/15/2067		500	315
Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	90,000	437
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	500	331
5.375% due 02/15/2013	EUR	200	253
6.150% due 04/01/2018		$600	577
6.250% due 09/01/2017 (f)		1,500	1,457
Health Care REIT, Inc.
5.875% due 05/15/2015		400	277
HJ Heinz Finance Co.
6.000% due 03/15/2012		200	202
Home Depot, Inc.
5.400% due 03/01/2016		637	571
HSBC Finance Corp.
1.668% due 06/19/2009		319	311
International Lease Finance Corp.
5.350% due 03/01/2012		200	139
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	146
6.000% due 01/15/2018 (f)		$900	952
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		100	85
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	207
6.000% due 10/01/2017 (f)		$1,300	1,313
JPMorgan Chase Capital XX
6.550% due 09/29/2036		300	254
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	164
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038 (f)		1,339	1,086
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,200	114
5.625% due 01/24/2013 (a)		500	50
6.875% due 05/02/2018 (a)		700	70
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	569
Masco Corp.
6.125% due 10/03/2016		200	137
Merrill Lynch & Co., Inc.
1.598% due 03/23/2010		319	300
2.222% due 08/14/2009		100	97
4.485% due 05/12/2010 (f)		1,339	1,291
6.875% due 04/25/2018		765	801
Metropolitan Life Global Funding I
5.125% due 04/10/2013		701	654
Morgan Stanley
2.556% due 05/07/2009		319	314
4.232% due 05/14/2010		637	593
4.952% due 10/18/2016		200	138
6.000% due 04/28/2015 (f)		1,084	936
6.625% due 04/01/2018		829	728
Nabors Industries, Inc.
6.150% due 02/15/2018		637	549
National Rural Utilities Cooperative Finance Corp.
4.658% due 07/01/2010 (f)		956	873
NGPL PipeCo. LLC
7.768% due 12/15/2037		500	408
NiSource Finance Corp.
6.800% due 01/15/2019		637	401
Pricoa Global Funding I
3.010% due 06/04/2010		1,530	1,351
Principal Life Income Funding Trusts
5.300% due 04/24/2013		446	418
Regions Bank
3.250% due 12/09/2011		640	666
Reynolds American, Inc.
2.696% due 06/15/2011		200	162
Sabre Holdings Corp.
7.350% due 08/01/2011		200	51
Sara Lee Corp.
6.250% due 09/15/2011		200	198
Sealed Air Corp.
5.625% due 07/15/2013		200	165
Sprint Nextel Corp.
6.000% due 12/01/2016		100	71
Target Corp.
7.000% due 01/15/2038		500	465
U.S. Bancorp
0.501% due 04/28/2009		382	381
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	750	867
UnitedHealth Group, Inc.
6.875% due 02/15/2038		$1,020	896
Verizon Communications, Inc.
4.350% due 02/15/2013		637	617
6.400% due 02/15/2038		701	748
Viacom, Inc.
5.750% due 04/30/2011		200	182
Virginia Electric and Power Co.
6.350% due 11/30/2037		500	509
Wachovia Corp.
5.500% due 05/01/2013		829	820
Wells Fargo & Co.
4.375% due 01/31/2013		319	313
Xerox Corp.
9.750% due 01/15/2009		200	200

			58,068

Mortgage-Backed Securities 9.3%
American Home Mortgage Assets
0.661% due 05/25/2046		551	218
0.681% due 10/25/2046		411	144
American Home Mortgage Investment Trust
0.711% due 05/25/2047		448	106
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		337	285
BCAP LLC Trust
0.641% due 01/25/2037		438	180
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		89	74
4.125% due 03/25/2035		271	223
4.468% due 05/25/2034		108	80
4.630% due 05/25/2034		46	46
4.644% due 10/25/2033		72	63
4.785% due 08/25/2033		9	8
5.472% due 05/25/2047		869	504
Bear Stearns Alt-A Trust
0.631% due 02/25/2034		102	47
5.364% due 05/25/2035		42	29
5.569% due 11/25/2035		371	260
5.752% due 11/25/2036		356	166
5.835% due 02/25/2036		552	273
6.250% due 08/25/2036		460	207
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		500	372
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		280	176
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		300	169
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		234	176
4.248% due 08/25/2035		205	168
6.014% due 09/25/2037		894	476
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		300	273
Countrywide Alternative Loan Trust
0.588% due 09/20/2046		105	103
0.702% due 12/20/2046		402	175
0.718% due 07/20/2046		690	284
0.751% due 02/25/2037		697	346
0.821% due 05/25/2037		88	36
3.756% due 11/25/2035		124	63
4.296% due 11/25/2035		41	22
5.250% due 06/25/2035		97	65
5.886% due 11/25/2035		667	320
5.894% due 02/25/2037		232	125
6.000% due 04/25/2037		170	91
6.154% due 08/25/2036		292	217
6.250% due 08/25/2037		86	43
6.500% due 06/25/2036		196	96
Countrywide Home Loan Mortgage Pass-Through Trust
0.851% due 09/25/2034		110	52
4.740% due 08/25/2034		33	17
4.812% due 04/20/2035		34	24
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		300	209
CS First Boston Mortgage Securities Corp.
4.626% due 08/25/2033		89	73
6.500% due 04/25/2033		16	14
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033		23	23
4.741% due 12/25/2033		42	34
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		215	191
Greenpoint Mortgage Funding Trust
0.741% due 11/25/2045		25	12
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		316	233
GSR Mortgage Loan Trust
4.496% due 03/25/2033		61	51
4.524% due 06/25/2034		102	76
4.540% due 09/25/2035		386	285
Harborview Mortgage Loan Trust
0.771% due 01/19/2038		150	60
3.106% due 12/19/2036		266	103
5.129% due 05/19/2033		99	78
Impac CMB Trust
2.395% due 07/25/2033		25	19
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035		303	146
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		251	195
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,400	994
5.429% due 12/12/2043		200	152
6.465% due 11/15/2035		600	581
JPMorgan Mortgage Trust
4.375% due 11/25/2033		57	46
MASTR Adjustable Rate Mortgages Trust
4.143% due 07/25/2034		36	34
MASTR Alternative Loans Trust
0.871% due 03/25/2036		106	33
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		701	529
Merrill Lynch Mortgage Investors, Inc.
0.721% due 08/25/2036		76	36
5.541% due 02/25/2033		33	28
MLCC Mortgage Investors, Inc.
1.575% due 03/15/2025		39	28
3.819% due 10/25/2035		334	255
Morgan Stanley Capital I
5.387% due 03/12/2044		319	259
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		510	356
Residential Accredit Loans, Inc.
0.621% due 02/25/2047		269	93
0.651% due 06/25/2046		813	333
Residential Asset Securitization Trust
5.750% due 02/25/2036		72	49
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		17	16
Sequoia Mortgage Trust
0.858% due 07/20/2033		182	130
Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034		100	59
5.365% due 02/25/2034		39	24
Structured Asset Mortgage Investments, Inc.
0.681% due 05/25/2046		185	78
0.691% due 05/25/2036		452	182
0.691% due 09/25/2047		500	92
0.871% due 07/19/2034		44	25
TBW Mortgage-Backed Pass-Through Certificates
0.581% due 01/25/2037		217	201
5.630% due 01/25/2037		300	152
Wachovia Bank Commercial Mortgage Trust
5.037% due 03/15/2042		446	380
5.572% due 10/15/2048		800	617
WaMu Mortgage Pass-Through Certificates
0.781% due 01/25/2045		109	56
1.011% due 12/25/2027		346	287
2.956% due 02/25/2047		738	275
3.680% due 05/25/2041		22	19
4.375% due 02/27/2034		104	84
4.565% due 06/25/2033		36	32
5.449% due 02/25/2037		473	282
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.196% due 07/25/2046		156	58
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		82	77
4.950% due 03/25/2036		398	262
5.205% due 04/25/2036		304	204

			16,002

Municipal Bonds & Notes 1.6%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		765	652
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)		600	212
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		380	369
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		765	432
Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	87
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	173
New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013		180	180
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	218
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	3
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		100	50
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		495	284

			2,660

	Shares
Preferred Stocks 1.0%
DG Funding Trust
3.229% due 06/01/2047		172	1,730

	Principal Amount (000s)
U.S. Government Agencies 54.5%
Fannie Mae
0.571% due 01/25/2021 (f)		$166	163
0.671% due 10/27/2037 (f)		1,000	851
0.721% due 06/25/2044		52	52
4.500% due 02/01/2039		1,000	1,009
4.521% due 11/01/2034		391	384
4.938% due 12/01/2034		170	171
5.000% due 08/25/2016 - 08/01/2035 (f)		1,627	1,660
5.500% due 10/01/2016 - 09/01/2038		890	889
5.500% due 09/25/2024 - 06/01/2038 (f)		37,492	38,479
5.500% due 11/01/2038 (g)		29	29
6.000% due 07/01/2036 - 07/25/2044 (f)		3,115	3,211
6.000% due 01/01/2039 - 02/25/2044		854	879
6.470% due 09/25/2012		637	730
6.500% due 12/01/2037 - 11/25/2042 (f)		3,128	3,259
Freddie Mac
1.645% due 12/15/2031		2	2
3.678% due 10/25/2044 (f)		360	346
4.500% due 12/15/2010 - 07/15/2018 (f)		371	375
5.000% due 11/15/2021 - 03/15/2025		66	67
5.000% due 02/15/2024 (f)		121	122
5.329% due 04/01/2037		54	55
5.500% due 01/01/2039		8,000	8,189
Ginnie Mae
1.640% due 02/16/2030		67	66
1.690% due 02/16/2030		64	63
4.625% due 07/20/2022 - 09/20/2026		91	89
5.125% due 11/20/2021 - 12/20/2026		38	37
5.250% due 01/20/2030		27	26
5.375% due 05/20/2028 - 06/20/2030		97	97
6.000% due 01/01/2024 - 01/01/2039		14,264	14,776
6.000% due 08/20/2034 (f)		648	662
6.500% due 08/20/2038 - 01/01/2039		13,624	14,164
Small Business Administration
5.600% due 09/01/2028		892	923
6.640% due 02/01/2011		28	29
Tennessee Valley Authority
5.880% due 04/01/2036		637	823
7.140% due 05/23/2012		637	738

			93,415

U.S. Treasury Obligations 8.1%
Treasury Inflation Protected Securities (d)
1.875% due 07/15/2015		1,978	1,869
U.S. Treasury Bonds
4.500% due 02/15/2036		6,500	6,572
U.S. Treasury Notes
2.500% due 03/31/2013		700	743
4.250% due 08/15/2013		4,400	4,657

			13,841

Total United States (Cost $219,313)			203,459

SHORT-TERM INSTRUMENTS 16.3%
Certificates of Deposit 2.5%
Unicredito Italiano NY
1.640% due 05/18/2009		$1,400	1,400
1.795% due 05/15/2009		2,800	2,800

			4,200

Repurchase Agreements 6.0%
JPMorgan Chase Bank N.A.
0.010% due 01/07/2009		740	740
(Dated 12/10/2008. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2013 valued at $746. Repurchase proceeds are $740.)
0.030% due 01/02/2009		9,600	9,600
(Dated 12/31/2008. Collateralized by Freddie Mac 4.125% due 12/21/2012 valued at $9,806. Repurchase proceeds are $9,600.)

			10,340

U.S. Cash Management Bills 1.4%
0.980% due 05/15/2009 (e)		2,470	2,454

U.S. Treasury Bills 6.4%
0.196% due 02/19/2009 - 06/11/2009 (b)(e)		11,040	10,996

Total Short-Term Instruments (Cost $28,047)			27,990

Purchased Options (i) 3.1% (Cost $1,131)			5,286
Total Investments 220.7% (Cost $382,140)			$378,233
Written Options (j) (3.7%) (Premiums $1,504)			(6,414)
Other Assets and Liabilities (Net) (117.0%)			(200,442)

Net Assets 100.0%			$171,377

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $11,700 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $51,454 at a weighted average interest rate of 2.618%. On December 31, 2008, securities valued at $69,319 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $29 and cash of $3,335 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	2	$5
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	82	40
90-Day Eurodollar December Futures	Long	12/2009	292	932
90-Day Eurodollar June Futures	Long	06/2010	203	595
90-Day Eurodollar March Futures	Long	03/2010	211	695
90-Day Eurodollar September Futures	Long	09/2010	14	53
Canada Government 10-Year Bond March Futures	Long	03/2009	18	107
Euro-Bobl March Futures	Short	03/2009	15	(42)
Euro-Bobl March Futures Call Options Strike @ EUR 135.000	Long	03/2009	130	(3)
Euro-Bund 10-Year Bond March Futures	Short	03/2009	1	(3)
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 145.000	Long	03/2009	176	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2009	47	(66)
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	141	1,252
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	58	22
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	99	55

				$3,639

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%)	06/20/2014	1.000%		$100	$3	$0	$3
Aetna, Inc.	GSC	(0.950%)	09/20/2018	1.300%		500	14	0	14
Akzo Nobel NV	DUB	(0.290%)	06/20/2012	1.720%	EUR	200	12	0	12
Alcoa, Inc.	MSC	(0.850%)	03/20/2012	6.741%		$1,000	157	0	157
Amgen, Inc.	UBS	(1.000%)	06/20/2018	0.875%		1,000	(10)	0	(10)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	1.500%		100	3	0	3
AutoZone, Inc.	JPM	(0.600%)	06/20/2017	1.384%		100	5	0	5
BAE Systems Holdings, Inc.	UBS	(0.140%)	12/20/2011	2.802%		200	14	0	14
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	2.350%		300	(1)	0	(1)
Bear Stearns Cos., Inc.	BCLY	(0.820%)	09/20/2017	1.113%		200	4	0	4
Bear Stearns Cos., Inc.	CITI	(1.200%)	03/20/2018	1.113%		800	(6)	0	(6)
Bear Stearns Cos., Inc.	CSFB	(0.760%)	12/20/2017	1.113%		1,000	27	0	27
Bear Stearns Cos., Inc.	RBS	(2.223%)	03/20/2018	1.113%		300	(26)	0	(26)
BellSouth Corp.	DUB	(0.395%)	09/20/2014	0.910%		200	5	0	5
BHP Billiton Finance Ltd.	BOA	(0.135%)	03/20/2012	2.350%		200	13	0	13
Boston Scientific Corp.	MLP	(0.510%)	06/20/2011	2.600%		200	10	0	10
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	2.488%		300	8	0	8
Burlington Northern Santa Fe Corp.	RBS	(0.510%)	03/20/2018	0.974%		700	26	0	26
Citigroup, Inc.	BCLY	(1.580%)	09/20/2013	1.900%		2,700	35	0	35
Citigroup, Inc.	BOA	(0.940%)	06/20/2018	1.763%		2,000	124	0	124
Citigroup, Inc.	CSFB	(3.550%)	12/20/2013	1.900%		200	(15)	0	(15)
Cleveland Electric Illuminating Co.	RBS	(0.940%)	06/20/2017	1.275%		1,000	24	0	24
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	4.583%		300	30	0	30
Compass Group PLC	MLP	(0.390%)	06/20/2012	0.904%	EUR	200	5	0	5
Computer Sciences Corp.	MSC	(0.620%)	03/20/2013	0.961%		$1,000	13	0	13
Constellation Energy Group, Inc.	JPM	(0.665%)	06/20/2012	5.377%		500	69	0	69
Consumers Energy Co.	BOA	(0.090%)	03/20/2012	3.400%		100	10	0	10
Credit Suisse GP Fin	DUB	(1.960%)	06/20/2013	1.807%		1,500	(11)	0	(11)
CVS Caremark Corp.	RBS	(0.550%)	09/20/2011	0.945%		200	2	0	2
Cytec Industries, Inc.	DUB	(0.950%)	12/20/2015	2.536%		1,000	92	0	92
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	5.362%		100	11	0	11
Deutsche Bank AG	BCLY	(0.760%)	09/20/2013	1.307%		400	9	0	9
Diamond Offshore Drilling, Inc.	JPM	(0.230%)	06/20/2012	1.738%		100	5	0	5
Dr. Horton, Inc.	BNP	(4.030%)	06/20/2011	6.073%		200	8	0	8
Erac USA Finance Co.	JPM	(2.700%)	12/20/2012	6.991%		700	95	0	95
Exelon Corp.	CITI	(1.260%)	06/20/2015	4.783%		1,000	169	0	169
GATX Financial Corp.	RBS	(0.605%)	03/20/2012	3.242%		1,000	76	0	76
GlobalSantaFe Corp.	WAC	(0.520%)	06/20/2012	0.830%		100	1	0	1
Goldman Sachs Group, Inc.	BCLY	(1.520%)	06/20/2013	2.950%		100	5	0	5
Goldman Sachs Group, Inc.	UBS	(0.310%)	06/20/2016	2.668%		400	56	0	56
H.J. Heinz Finance Co.	JPM	(0.370%)	03/20/2012	0.950%		200	4	0	4
Health Care REIT, Inc.	BCLY	(2.930%)	06/20/2015	7.270%		400	73	0	73
Home Depot, Inc.	BOA	(1.100%)	03/20/2016	2.380%		1,000	73	0	73
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.769%		200	46	0	46
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	1.113%		500	14	0	14
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.113%		100	3	0	3
JPMorgan Chase & Co.	RBC	(0.310%)	03/20/2016	1.383%		200	14	0	14
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	1.113%		300	9	0	9
Koninklijke DSM NV	GSC	(0.365%)	06/20/2012	1.653%	EUR	200	11	0	11
Lockheed Martin Corp.	MSC	(0.089%)	06/20/2012	0.539%		$200	3	0	3
Loews Corp.	BOA	(0.120%)	06/20/2012	0.708%		100	2	0	2
Marsh & McLennan Cos., Inc.	BOA	(0.990%)	09/20/2015	0.795%		1,000	(12)	0	(12)
Masco Corp.	CSFB	(0.907%)	12/20/2016	4.240%		200	35	0	35
Morgan Stanley	BCLY	(1.800%)	09/20/2018	3.420%		900	96	0	96
Morgan Stanley	JPM	(1.800%)	06/20/2013	4.198%		100	9	0	9
Morgan Stanley	RBS	(0.320%)	12/20/2016	3.579%		200	38	0	38
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	4.436%		1,000	238	0	238
NiSource Finance Corp.	MSC	(1.470%)	03/20/2019	6.016%		1,000	267	0	267
Pearson Dollar Finance Two PLC	CITI	(0.690%)	06/20/2018	1.413%		1,000	54	0	54
Pearson PLC	CITI	(0.900%)	06/20/2013	1.703%		1,500	48	0	48
Pearson PLC	CITI	(1.040%)	06/20/2018	1.413%		1,000	27	0	27
RadioShack Corp.	RBS	(1.430%)	06/20/2013	2.050%		800	19	0	19
Royal Caribbean Cruises Ltd.	BOA	(0.480%)	06/20/2010	14.822%		100	18	0	18
Sabre Holdings Corp.	JPM	(0.930%)	09/20/2011	44.458%		200	116	0	116
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.716%		200	0	0	0
Sealed Air Corp.	CSFB	(0.500%)	09/20/2013	5.000%		200	34	0	34
Sprint Nextel Corp.	JPM	(1.065%)	12/20/2016	8.492%		100	31	0	31
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.340%		100	4	0	4
United Utilities PLC	DUB	(0.235%)	06/20/2012	1.250%	EUR	200	9	0	9
Viacom, Inc.	UBS	(0.470%)	06/20/2011	3.701%		$200	15	7	8
Vivendi	JPM	(1.500%)	06/20/2018	2.613%		100	8	0	8
Whirlpool Corp.	UBS	(0.840%)	06/20/2013	3.706%		700	75	0	75
Xerox Corp.	MSC	(0.290%)	03/20/2009	3.619%		200	1	0	1
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	10.143%		200	47	0	47

							$2,500	$7	$2,493

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	3.244%	$600	$(54)	$0	$(54)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.822%	2,000	(64)	0	(64)
Brazil Government International Bond	MSC	1.380%	08/20/2011	2.822%	100	(3)	0	(3)
Ford Motor Credit Co. LLC	BOA	3.950%	12/20/2012	10.381%	200	(38)	0	(38)
Ford Motor Credit Co. LLC	CITI	7.500%	03/20/2009	15.942%	1,000	(15)	0	(15)
Ford Motor Credit Co. LLC	JPM	7.400%	03/20/2009	15.942%	600	(9)	0	(9)
General Electric Capital Corp.	CITI	0.950%	09/20/2009	4.551%	200	(5)	0	(5)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	3.708%	1,000	18	0	18
GMAC LLC	CITI	8.650%	03/20/2009	9.740%	500	0	0	0
GMAC LLC	GSC	7.750%	03/20/2009	9.740%	200	0	0	0
HSBC Finance Corp.	MLP	1.550%	06/20/2009	9.283%	400	(14)	0	(14)
JSC Gazprom	MLP	0.610%	05/20/2012	10.378%	300	(76)	0	(76)
JSC Gazprom	MSC	1.680%	04/20/2009	12.816%	300	(9)	0	(9)
JSC Gazprom	MSC	1.710%	04/20/2009	12.816%	300	(9)	0	(9)
JSC Gazprom	MSC	1.910%	04/20/2009	12.816%	600	(17)	0	(17)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	0.820%	05/20/2012	10.808%	400	(106)	0	(106)
Russia Government International Bond	CSFB	0.450%	01/20/2009	9.637%	1,000	(3)	0	(3)
Russia Government International Bond	MSC	0.490%	02/20/2009	9.643%	1,300	(14)	0	(14)
SLM Corp.	BOA	3.150%	06/20/2009	11.541%	500	(19)	0	(19)
SLM Corp.	DUB	3.050%	03/20/2009	11.543%	100	(2)	0	(2)
SLM Corp.	GSC	0.700%	06/20/2012	9.113%	100	(22)	0	(22)
Spain Government Bond	BCLY	0.260%	03/20/2013	0.936%	2,500	(68)	0	(68)
Spain Government Bond	HSBC	0.465%	03/20/2013	0.936%	1,700	(32)	0	(32)
Spain Government Bond	JPM	0.270%	03/20/2013	0.936%	2,100	(56)	0	(56)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	36.442%	500	(50)	0	(50)

						$(667)	$0	$(667)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	BCLY	(0.650%)	12/20/2016		$293	$21	$(2)	$23
CDX.IG-7 10-Year Index	BOA	(0.650%)	12/20/2016		6,051	441	(43)	484
CDX.IG-7 10-Year Index	GSC	(0.650%)	12/20/2016		1,171	86	(7)	93
CDX.IG-7 10-Year Index	JPM	(0.650%)	12/20/2016		683	50	(4)	54
CDX.IG-7 10-Year Index	MSC	(0.650%)	12/20/2016		1,464	107	(10)	117
CDX.IG-7 10-Year Index	UBS	(0.650%)	12/20/2016		976	71	(7)	78
CDX.IG-8 10-Year Index	DUB	(0.600%)	06/20/2017		5,661	375	43	332
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017		2,928	193	71	122
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017		1,562	80	59	21
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018		585	0	(20)	20
CDX.IG-10 10-Year Index	MSC	(1.500%)	06/20/2018		488	0	(7)	7
iTraxx Europe 9 Index	DUB	(1.750%)	06/20/2018	EUR	3,700	(90)	(348)	258
iTraxx Europe HVol 6 Index	BCLY	(0.850%)	12/20/2016		1,100	202	(7)	209
iTraxx Europe HVol 6 Index	BNP	(0.850%)	12/20/2016		500	92	(4)	96
iTraxx Europe HVol 6 Index	HSBC	(0.850%)	12/20/2016		100	18	(1)	19
iTraxx Europe HVol 6 Index	JPM	(0.850%)	12/20/2016		300	55	(2)	57
iTraxx Europe Senior Financials 9 Index	DUB	(1.750%)	06/20/2018		200	(13)	(16)	3

						$1,688	$(305)	$1,993

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$400	$(268)	$(120)	$(148)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	500	(250)	(153)	(97)

					$(518)	$(273)	$(245)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$137	$(3)	$140
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	305	(7)	312
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	186	4	182
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	14	0	14
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	RBS		500	11	0	11
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	57	0	57
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	600	(44)	(11)	(33)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		700	(52)	(13)	(39)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		900	(93)	(9)	(84)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		2,100	(216)	(21)	(195)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		200	(20)	(1)	(19)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		1,600	(165)	(42)	(123)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		200	(32)	(8)	(24)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC		2,100	110	(2)	112
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	RBC		200	28	(1)	29
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		1,600	(291)	(18)	(273)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	10	(1)	11
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		1,000	10	(1)	11
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		$8,400	734	106	628
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		11,600	922	777	145
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,700	(805)	(118)	(687)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		3,500	(417)	66	(483)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		10,900	(1,297)	328	(1,625)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		5,200	(619)	88	(707)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		17,100	(2,034)	538	(2,572)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		11,500	(1,368)	220	(1,588)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		2,300	(321)	(279)	(42)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,000	(22)	(85)	63
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		2,200	(1,000)	60	(1,060)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,700	(1,228)	41	(1,269)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		4,200	(1,910)	20	(1,930)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	11,400	598	(18)	616
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		17,000	998	(66)	1,064
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		1,400	62	(13)	75
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		1,000	44	(9)	53
Pay	6-Month AUD Bank Bill	6.000%	06/15/2014	UBS		2,800	146	12	134
Pay	6-Month EUR-LIBOR	3.000%	09/16/2010	JPM	EUR	7,400	42	(3)	45
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		2,000	96	3	93
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	CITI		15,000	722	(47)	769
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		5,100	246	28	218
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		8,800	16	(1)	17
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		9,200	356	(225)	581
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		1,700	131	1	130
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		4,600	368	(29)	397
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		2,300	184	(25)	209
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	BCLY		1,000	58	36	22
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	DUB		2,700	157	151	6
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	MSC		3,600	210	42	168
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	RBS		900	52	25	27
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		400	42	(29)	71
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		800	148	(7)	155
Receive	6-Month EUR-LIBOR	3.500%	03/18/2039	BCLY		1,200	9	(213)	222
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		100	(36)	(6)	(30)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	MSC		1,700	(619)	(115)	(504)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	RBS		3,100	(1,129)	(130)	(999)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC	GBP	100	10	0	10
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		6,100	749	(11)	760
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		1,300	183	0	183
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	HSBC		2,600	30	(1)	31
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM		2,600	30	1	29
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		4,000	605	(1)	606
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		200	(48)	(1)	(47)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2019	BCLY		1,500	(190)	(41)	(149)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2019	BNP		200	(25)	2	(27)
Receive	6-Month GBP-LIBOR	5.000%	12/16/2019	CITI		200	(12)	(3)	(9)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		700	(221)	(22)	(199)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		300	(94)	(23)	(71)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		100	(45)	(22)	(23)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		600	(270)	(69)	(201)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BCLY	JPY	30,000	(3)	(1)	(2)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BNP		40,000	(3)	(1)	(2)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	RBS		130,000	(11)	(3)	(8)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		340,000	(62)	(5)	(57)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		590,000	175	113	62
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		380,000	118	77	41
Receive	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		220,000	(58)	(36)	(22)
Receive	6-Month JPY-LIBOR	1.500%	06/17/2018	UBS		520,000	(136)	(68)	(68)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(97)	(9)	(88)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		120,000	(234)	12	(246)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		150,000	(478)	(67)	(411)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$1,000	(168)	5	(173)

							$(6,751)	$816	$(7,567)

(i) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$142.000	01/23/2009	82	$3	$2
Put - CBOT U.S. Treasury 10-Year Note March Futures	80.000	02/20/2009	53	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	84.000	02/20/2009	24	0	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	71.000	02/20/2009	141	2	2

				$6	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$6,400	$68	$213
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	18,700	186	1,157
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,300	46	143
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,000	22	67
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	9,300	93	576
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	16,700	196	824
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,400	54	180
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,000	91	267
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	7,300	77	298
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	4,000	41	247
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	23,000	243	1,309

							$1,117	$5,281

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 2.500% due 03/31/2013	$115.000	03/27/2009	$700	$0	$0
Put - OTC Fannie Mae 4.500% due 02/01/2039	53.000	02/05/2009	3,000	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	52.000	01/06/2009	6,000	1	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	52.000	01/06/2009	7,100	1	0
Put - OTC Fannie Mae 6.500% due 01/01/2039	82.000	01/06/2009	16,000	2	0
Put - OTC Freddie Mac 5.500% due 01/01/2038	73.000	01/06/2009	8,000	1	0
Put - OTC Ginnie Mae 6.000% due 02/01/2039	85.000	02/12/2009	10,000	1	0
Put - OTC Ginnie Mae 6.500% due 02/01/2039	90.000	02/12/2009	17,000	2	0

				$8	$0

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$97.250	06/15/2009	104	$67	$7
Put - CME 90-Day Eurodollar March Futures	97.250	03/16/2009	163	51	3
Put - CME 90-Day Eurodollar March Futures	97.375	03/16/2009	62	29	1
Put - CME 90-Day Eurodollar March Futures	97.500	03/16/2009	211	87	7
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	19	3	3

				$237	$21

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009	EUR	3,000	$40	$199
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,000	40	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$2,000	15	22
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		1,200	30	104
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,200	39	148
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	166	1,106
Call - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		1,900	29	726
Put - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		1,900	30	0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,400	46	173
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	11
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		700	23	86
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	553
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		5,600	188	868
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,800	59	222
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		2,700	91	333
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		2,400	73	318
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	232
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	1,291

								$1,223	$6,392

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 6.000% due 02/01/2039	$99.844	01/28/2009	$4,300	$44	$1

(k) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	3.849%	10/02/2009	06/06/2008	$486	$394	0.23%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	451	331	0.19%

				$937	$725	0.42%

(l) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value(6)
Fannie Mae	5.500%	01/01/2039		$5,000	$5,057	$5,126
Fannie Mae	5.500%	02/01/2039		3,700	3,776	3,781
Fannie Mae	6.000%	01/01/2039		1,000	1,021	1,029
Republic of Germany	5.625%	01/04/2028	EUR	1,500	2,608	2,598
Republic of Germany	6.250%	01/04/2030		500	942	931
U.S. Treasury Bonds	4.500%	02/15/2036		$6,500	6,741	6,572
U.S. Treasury Notes	2.500%	03/31/2013		700	718	748
U.S. Treasury Notes	4.250%	08/15/2013		4,400	4,678	4,657

					$25,541	$25,442

(6)	Market value includes $5 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	3,243	04/2009	$0	$(21)	$(21)
Sell		HSBC	3,243	04/2009	4	0	4
Sell	AUD	BCLY	207	01/2009	0	(14)	(14)
Buy		CITI	25	01/2009	0	0	0
Sell		CITI	4,091	01/2009	0	(195)	(195)
Sell		CSFB	54	01/2009	0	(2)	(2)
Buy		GSC	716	01/2009	36	0	36
Sell		HSBC	122	01/2009	0	(5)	(5)
Sell		JPM	122	01/2009	0	(3)	(3)
Sell		MSC	60	01/2009	0	(2)	(2)
Buy		RBS	190	01/2009	12	0	12
Sell		RBS	78	01/2009	0	(3)	(3)
Sell	BRL	RBC	27	06/2009	3	0	3
Buy	CAD	MSC	43	01/2009	1	0	1
Sell		RBC	2,356	01/2009	0	(5)	(5)
Buy	CLP	HSBC	8,300	05/2009	0	0	0
Buy		JPM	18,098	05/2009	0	(10)	(10)
Buy	CNY	BCLY	12,983	05/2009	1	(63)	(62)
Sell		BCLY	16,408	05/2009	2	(7)	(5)
Buy		CITI	11,550	05/2009	0	(98)	(98)
Sell		DUB	5,025	05/2009	0	(4)	(4)
Buy		HSBC	2,647	05/2009	0	(17)	(17)
Sell		HSBC	6,514	05/2009	2	0	2
Buy		JPM	5,097	05/2009	0	(39)	(39)
Sell		JPM	4,097	05/2009	0	(5)	(5)
Buy		MSC	2,317	05/2009	0	(18)	(18)
Sell		UBS	2,551	05/2009	0	(3)	(3)
Buy		BCLY	385	07/2009	0	(5)	(5)
Sell		BCLY	3,261	07/2009	0	(2)	(2)
Buy		DUB	5,831	07/2009	0	(65)	(65)
Buy		HSBC	1,806	07/2009	0	(19)	(19)
Buy		JPM	1,624	07/2009	0	(18)	(18)
Sell		JPM	6,386	07/2009	0	(9)	(9)
Buy		BCLY	483	09/2009	0	(1)	(1)
Buy		CITI	486	09/2009	0	0	0
Buy		DUB	2,217	09/2009	0	(1)	(1)
Sell		DUB	4,571	09/2009	0	(10)	(10)
Buy		HSBC	971	09/2009	0	(1)	(1)
Buy		JPM	414	09/2009	0	0	0
Buy		BCLY	2,234	05/2010	0	(46)	(46)
Sell		BCLY	4,753	05/2010	0	(10)	(10)
Buy		MLP	2,519	05/2010	0	(51)	(51)
Sell	DKK	MSC	6,678	02/2009	0	(96)	(96)
Buy		UBS	3,156	02/2009	38	0	38
Buy	EUR	BCLY	367	01/2009	37	0	37
Sell		BCLY	908	01/2009	0	(116)	(116)
Buy		BNP	328	01/2009	7	(1)	6
Sell		BNP	1,122	01/2009	0	(134)	(134)
Sell		BOA	576	01/2009	0	(54)	(54)
Sell		CITI	319	01/2009	0	0	0
Buy		CSFB	92	01/2009	6	0	6
Buy		DUB	386	01/2009	10	0	10
Sell		DUB	41	01/2009	0	(2)	(2)
Sell		HSBC	634	01/2009	18	(23)	(5)
Buy		JPM	121	01/2009	0	0	0
Sell		JPM	291	01/2009	0	(37)	(37)
Buy		MSC	3,939	01/2009	112	(10)	102
Sell		MSC	651	01/2009	0	(7)	(7)
Buy		RBS	828	01/2009	34	(3)	31
Sell		RBS	17,914	01/2009	0	(2,261)	(2,261)
Sell		UBS	799	01/2009	0	(101)	(101)
Buy	GBP	BCLY	294	01/2009	0	(24)	(24)
Sell		BCLY	671	01/2009	37	0	37
Buy		BNP	156	01/2009	0	(12)	(12)
Sell		BNP	1,359	01/2009	126	0	126
Buy		CITI	127	01/2009	0	(13)	(13)
Sell		CITI	556	01/2009	25	0	25
Sell		CSFB	406	01/2009	37	0	37
Buy		DUB	958	01/2009	0	(83)	(83)
Sell		DUB	474	01/2009	31	0	31
Sell		JPM	176	01/2009	7	0	7
Buy		MSC	597	01/2009	0	(22)	(22)
Sell		MSC	13	01/2009	1	0	1
Buy		RBS	350	01/2009	0	(18)	(18)
Sell		RBS	212	01/2009	9	0	9
Buy		UBS	560	01/2009	0	(32)	(32)
Sell		UBS	626	01/2009	35	0	35
Buy	HKD	CSFB	64	01/2009	0	0	0
Sell		JPM	147	01/2009	0	0	0
Buy	HUF	JPM	273	05/2009	0	0	0
Buy	INR	BCLY	2,094	04/2009	1	0	1
Buy		BOA	1,525	04/2009	1	0	1
Buy		CITI	1,000	04/2009	0	0	0
Buy		DUB	1,008	04/2009	1	0	1
Buy		HSBC	2,001	04/2009	1	0	1
Sell		JPM	7,547	04/2009	0	(7)	(7)
Buy	JPY	BCLY	91,148	01/2009	45	0	45
Sell		BCLY	262,210	01/2009	0	(141)	(141)
Buy		BNP	112,285	01/2009	34	0	34
Sell		BNP	39,245	01/2009	1	0	1
Buy		CITI	76,913	01/2009	19	0	19
Sell		CITI	295,451	01/2009	0	(141)	(141)
Sell		CSFB	139,098	01/2009	6	(21)	(15)
Buy		DUB	8,203	01/2009	0	0	0
Sell		DUB	79,350	01/2009	8	(4)	4
Buy		HSBC	89,349	01/2009	20	0	20
Sell		HSBC	96,620	01/2009	7	(1)	6
Sell		MLP	11,519	01/2009	0	(4)	(4)
Buy		MSC	13,542	01/2009	0	0	0
Sell		MSC	30,489	01/2009	2	0	2
Sell		RBS	21,667	01/2009	0	(12)	(12)
Sell		UBS	488,664	01/2009	0	(263)	(263)
Sell	KRW	BCLY	319,046	02/2009	45	(3)	42
Sell		DUB	39,615	02/2009	0	(2)	(2)
Buy		MLP	350,618	02/2009	0	(64)	(64)
Buy	MXN	CITI	185	05/2009	0	(4)	(4)
Buy	MYR	BCLY	424	02/2009	2	0	2
Sell		BCLY	35	02/2009	0	0	0
Sell		CITI	1,730	02/2009	0	(20)	(20)
Buy		DUB	1,160	02/2009	2	0	2
Sell		DUB	564	02/2009	0	(8)	(8)
Buy		JPM	421	02/2009	1	0	1
Sell		JPM	760	02/2009	0	(8)	(8)
Buy		BCLY	490	04/2009	1	0	1
Buy		BOA	421	04/2009	1	0	1
Buy		CITI	879	04/2009	4	0	4
Buy		HSBC	457	04/2009	2	0	2
Sell		HSBC	36	04/2009	0	0	0
Sell		JPM	1,109	04/2009	0	(7)	(7)
Buy	PHP	BCLY	2,000	02/2009	0	(3)	(3)
Sell		BCLY	29,899	02/2009	0	(42)	(42)
Buy		DUB	8,070	02/2009	1	(2)	(1)
Buy		HSBC	2,440	02/2009	0	(3)	(3)
Buy		JPM	3,372	02/2009	0	(4)	(4)
Buy		MLP	800	02/2009	0	(1)	(1)
Buy		MSC	2,600	02/2009	0	(4)	(4)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		CITI	7,257	05/2009	1	0	1
Buy		JPM	2,425	05/2009	1	0	1
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	PLN	HSBC	22	05/2009	0	(3)	(3)
Buy	RUB	BCLY	1,160	05/2009	0	(1)	(1)
Buy		HSBC	2,431	05/2009	0	(29)	(29)
Sell		HSBC	537	05/2009	1	0	1
Sell		JPM	3,053	05/2009	24	0	24
Buy	SAR	JPM	2,722	04/2009	0	(12)	(12)
Sell		JPM	2,722	04/2009	0	(1)	(1)
Sell	SGD	BCLY	864	01/2009	0	(14)	(14)
Buy		DUB	118	01/2009	2	0	2
Buy		JPM	28	01/2009	1	0	1
Buy		CITI	277	04/2009	2	0	2
Buy		DUB	177	04/2009	3	0	3
Buy		HSBC	73	04/2009	1	0	1
Buy		RBS	101	04/2009	1	0	1
Buy		HSBC	101	07/2009	0	0	0
Buy	TWD	BCLY	5,356	02/2009	0	(11)	(11)
Buy		DUB	2,300	02/2009	0	(5)	(5)
Sell		HSBC	14,870	02/2009	21	0	21
Buy		MLP	3,800	02/2009	0	(8)	(8)
Buy		MSC	2,400	02/2009	0	(5)	(5)
Buy		UBS	1,200	02/2009	0	(3)	(3)
Sell	ZAR	BCLY	4	05/2009	0	0	0

					$894	$(4,664)	$(3,770)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$376,851	$1,382	$378,233
Short Sales, at value	0	(25,442)	0	(25,442)
Other Financial Instruments++	3,639	(14,906)	729	(10,538)

Total	$3,639	$336,503	$2,111	$342,253

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$951	$1,697	$9	$(7)	$(418)	$(850)	$1,382
Other Financial Instruments++	2	0	0	0	620	107	729

Total	$953	$1,697	$9	$(7)	$202	$(743)	$2,111

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Multi-Asset Fund

December 31, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 75.5%
CommodityRealReturn Strategy Fund®	1,958,836	$12,517
Emerging Local Bond Fund	324,061	2,664
Emerging Markets Bond Fund	473,780	4,013
Global Bond Fund (Unhedged)	1,563,184	13,365
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,272,226	23,560
Investment Grade Corporate Bond Fund	661,504	6,668
Mortgage-Backed Securities Fund	1,050,869	10,582
Real Return Fund	693,339	6,552
RealEstateRealReturn Strategy Fund	923,822	2,744
StocksPLUS® Fund	4,085,438	22,838
Total Return Fund	1,313,398	13,318

Total PIMCO Funds (Cost $117,725)		118,821

	Principal Amount (000s)
CORPORATE BONDS & NOTES 9.1%
Banking & Finance 4.6%
Bank of America Corp.
5.750% due 12/01/2017	$1,465	1,465
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,465	1,608
Regions Bank
3.250% due 12/09/2011	1,465	1,525
SunTrust Bank
3.000% due 11/16/2011	1,400	1,449
Wachovia Corp.
3.382% due 08/01/2013	1,460	1,213

		7,260

Industrials 3.6%
Daimler Finance North America LLC
5.750% due 09/08/2011	500	422
Gaz Capital S.A.
8.146% due 04/11/2018	1,500	1,072
Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	778
RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,780
UST, Inc.
5.750% due 03/01/2018	1,000	822
Whirlpool Corp.
7.750% due 07/15/2016	1,000	830

		5,704

Utilities 0.9%
CenturyTel, Inc.
6.000% due 04/01/2017	1,000	721
Embarq Corp.
7.082% due 06/01/2016	1,000	771

		1,492

Total Corporate Bonds & Notes (Cost $14,132)		14,456

SHORT-TERM INSTRUMENTS 13.8%
Commercial Paper 0.6%
Fannie Mae
0.860% due 01/27/2009	700	699
Nordea North America, Inc.
2.050% due 01/16/2009	100	100
Royal Bank of Scotland Group PLC
2.300% due 02/17/2009	100	100

		899

Repurchase Agreements 13.0%
JPMorgan Chase Bank N.A.
0.030% due 01/02/2009	20,494	20,494
(Dated 12/31/2008. Collateralized by Freddie Mac 4.500% due 01/15/2013 valued at $20,741. Repurchase proceeds are $20,494.)

U.S. Treasury Bills 0.2%
0.030% due 03/26/2009 (c)	270	269

Total Short-Term Instruments (Cost $21,663)		21,662

Purchased Options (f) 0.3% (Cost $750)		418
Total Investments 98.7% (Cost $154,270)		$155,357
Written Options (g) (0.1%) (Premiums $415)		(207)
Other Assets and Liabilities (Net) 1.4%		2,254

Net Assets 100.0%		$157,404

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The Global Multi-Asset Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Securities with an aggregate market value of $10 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Cash of $670 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index March Futures	Long	03/2009	148	$272
Euro-Bund 10-Year Bond March Futures	Short	03/2009	14	(40)
United Kingdom Government 10-Year Bond March Futures	Short	03/2009	10	(77)

				$155

(e) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CenturyTel, Inc.	JPM	(2.350%)	06/20/2017	1.500%	$1,000	$(62)	$0	$(62)
Daimler Finance N.A. LLC	BNP	(4.100%)	09/20/2011	5.362%	500	14	0	14
Embarq Corp.	JPM	(2.000%)	06/20/2017	1.672%	1,000	(24)	0	(24)
JSC Gazprom	BCLY	(8.850%)	12/20/2018	8.653%	1,500	(24)	0	(24)
Newell Rubbermaid, Inc.	UBS	(1.790%)	06/20/2018	1.800%	965	0	0	0
RR Donnelley & Sons Co.	UBS	(2.640%)	03/20/2012	3.525%	2,000	50	0	50
UST, Inc.	BCLY	(0.700%)	03/20/2018	0.598%	1,000	(8)	0	(8)
Whirlpool Corp.	BOA	(2.980%)	09/20/2016	3.107%	1,000	7	0	7

						$(47)	$0	$(47)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	2.340%	$500	$4	$0	$4
Brazil Government International Bond	JPM	2.900%	11/20/2009	2.169%	1,000	10	0	10
Brazil Government International Bond	JPM	3.050%	11/20/2009	2.169%	100	1	0	1
Brazil Government International Bond	MLP	2.250%	11/20/2009	2.169%	150	1	0	1
Brazil Government International Bond	UBS	3.250%	12/20/2009	2.340%	500	6	0	6
General Electric Capital Corp.	BNP	4.700%	12/20/2013	3.708%	1,465	64	0	64
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.208%	500	4	0	4
Mexico Government International Bond	JPM	2.100%	11/20/2009	2.091%	150	1	0	1
Mexico Government International Bond	JPM	2.850%	11/20/2009	2.091%	1,000	10	0	10
Mexico Government International Bond	JPM	2.900%	11/20/2009	2.091%	100	1	0	1
Mexico Government International Bond	UBS	3.100%	12/20/2009	2.208%	500	6	0	6
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.138%	500	2	0	2
Republic of Korea Government Bond	JPM	3.450%	12/20/2009	3.138%	1,000	4	0	4
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.138%	100	1	0	1
Republic of Korea Government Bond	UBS	1.900%	12/20/2009	3.138%	150	(2)	0	(2)
Republic of Korea Government Bond	UBS	3.500%	12/20/2009	3.138%	500	4	0	4
Russia Government International Bond	JPM	6.500%	11/20/2009	10.171%	100	(2)	0	(2)
Russia Government International Bond	MLP	3.800%	11/20/2009	10.171%	150	(7)	0	(7)
Russia Government International Bond	MSC	10.500%	11/20/2009	10.171%	1,000	16	0	16

						$124	$0	$124

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	MSC	3.350%	12/20/2013	$5,000	$(745)	$(738)	$(7)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012	500	(5)	0	(5)
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012	500	(2)	0	(2)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	500	0	0	0
CDX.IG-9 5-Year Index 15-30%	DUB	1.820%	12/20/2012	2,500	65	0	65
CDX.IG-9 5-Year Index 15-30%	MLP	1.163%	12/20/2012	3,000	1	0	1
CDX.IG-9 5-Year Index 15-30%	MLP	1.720%	12/20/2012	2,500	57	0	57

					$(629)	$(738)	$109

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	$80,000	$(3,602)	$(3,568)	$(34)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	11,000	(495)	(403)	(92)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	14,200	(1,689)	(758)	(931)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	3,600	(429)	(307)	(122)
Pay	3-Month USD-LIBOR	5.000%	12/16/2039	BOA	7,000	3,001	2,181	820

						$(3,214)	$(2,855)	$(359)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	iShares MSCI EM Index	1,264,290	1-Month USD-LIBOR less 0.750%	$29,031	04/30/2009	MLP	$2,288

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	113	$694	$384

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$34

(g) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOE S&P 500 Index December Futures	$500.000	12/19/2009	113	$415	$207

(h) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BNP	2	01/2009	$0	$0	$0
Sell		CITI	15	01/2009	0	(2)	(2)
Sell		HSBC	7	01/2009	0	0	0
Sell		JPM	30	01/2009	1	0	1
Sell		UBS	4	01/2009	0	(1)	(1)
Sell	GBP	CITI	71	01/2009	4	0	4
Sell		JPM	51	01/2009	4	0	4
Sell		UBS	7	01/2009	0	0	0

					$9	$(3)	$6

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$119,205	$36,152	$0	$155,357
Other Financial Instruments++	(52)	2,121	0	2,069

Total	$119,153	$38,273	$0	$157,426

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

GNMA Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%
Goldman Sachs Group, Inc.
6.250% due 09/01/2017	$3,000	$2,914
Morgan Stanley
4.232% due 05/14/2010	4,000	3,724

Total Corporate Bonds & Notes (Cost $6,532)		6,638

U.S. GOVERNMENT AGENCIES 172.7%
Fannie Mae
4.000% due 08/01/2018 - 02/01/2024	23,288	23,489
4.500% due 01/01/2021 (d)	18,499	18,963
4.500% due 06/01/2023 - 01/01/2024	6,000	6,133
5.000% due 01/01/2018 - 01/01/2039	46,164	47,271
5.500% due 01/01/2023 - 01/01/2039	92,442	94,938
5.500% due 09/01/2036 (d)	17,700	18,190
5.851% due 03/01/2018	12	12
6.000% due 03/01/2023 - 01/01/2039	84,294	86,951
6.500% due 01/01/2039	4,200	4,362
7.500% due 06/01/2037 - 03/01/2038	13,853	14,545
7.500% due 11/01/2037 (d)	18,832	19,773
Federal Home Loan Bank
8.137% due 09/01/2040	13	13
Freddie Mac
4.788% due 05/01/2019	10	10
5.000% due 11/01/2036	4,275	4,376
5.270% due 06/01/2030	16	16
5.500% due 04/01/2038 - 09/01/2038	4,214	4,318
5.700% due 05/01/2031	11	11
6.000% due 06/01/2038	187	193
7.500% due 08/15/2029 (a)	28	4
7.500% due 03/01/2038 (d)	18,460	19,239
Ginnie Mae
1.240% due 01/16/2031 - 02/16/2032	2,697	2,676
1.290% due 08/16/2032	1,414	1,389
1.340% due 12/16/2026 - 08/16/2031	656	641
1.440% due 06/16/2027	113	113
1.490% due 11/16/2029	3,644	3,595
1.540% due 07/16/2028	122	120
1.562% due 05/16/2027	64	62
1.590% due 04/16/2032	237	231
1.690% due 05/16/2029	338	336
3.000% due 01/16/2030 - 02/20/2034	15,052	15,013
3.625% due 02/20/2035	385	365
4.000% due 06/20/2038	855	853
4.500% due 08/20/2033 - 01/20/2034	2,773	2,758
4.625% due 07/20/2018 - 09/20/2035	14,842	14,527
4.750% due 01/20/2031 - 11/20/2034	7,876	7,652
5.000% due 10/20/2033 - 02/01/2039	158,960	162,013
5.125% due 12/20/2017 - 10/20/2030	4,758	4,706
5.250% due 02/20/2030	944	937
5.375% due 06/20/2021 - 05/20/2032	7,856	7,824
5.500% due 05/20/2016 - 02/01/2039	208,734	214,040
6.000% due 06/15/2009 - 01/01/2039	263,474	271,674
6.000% due 12/15/2037 (d)	51,182	52,909
6.000% due 08/15/2038 (e)	30,550	31,581
6.500% due 12/15/2023 - 12/15/2038	157,504	164,067
7.500% due 10/15/2022 - 06/15/2033	4,119	4,440
Small Business Administration
5.600% due 09/01/2028	5,300	5,486
7.449% due 08/01/2010	25	26

Total U.S. Government Agencies (Cost $1,314,228)		1,332,841

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
4.000% due 08/15/2018	4,300	5,008

Total U.S. Treasury Obligations (Cost $5,026)		5,008

MORTGAGE-BACKED SECURITIES 8.6%
Bear Stearns Commercial Mortgage Securities
0.389% due 09/11/2042 (a)	30,381	328
5.405% due 12/11/2040	6,000	5,120
5.700% due 06/11/2050	4,000	2,980
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036	6,670	4,192
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.423% due 10/15/2048 (a)	168,482	2,440
Credit Suisse Mortgage Capital Certificates
0.574% due 09/15/2039 (a)	97,840	1,844
5.467% due 09/15/2039	12,200	9,015
CS First Boston Mortgage Securities Corp.
0.243% due 08/15/2038 (a)	8,218	57
3.091% due 03/25/2032	60	44
GMAC Commercial Mortgage Securities, Inc.
0.120% due 05/10/2040 (a)	139,530	135
GS Mortgage Securities Corp. II
0.829% due 01/10/2040 (a)	156,713	1,342
JPMorgan Alternative Loan Trust
2.400% due 06/27/2037	15,222	9,629
JPMorgan Chase Commercial Mortgage Securities Corp.
1.570% due 07/15/2019	7,066	5,299
5.305% due 01/15/2049	6,000	4,743
LB-UBS Commercial Mortgage Trust
0.168% due 11/15/2040 (a)	67,098	367
0.838% due 03/15/2036 (a)	2,817	55
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	8,000	6,733
5.172% due 12/12/2049	9,000	6,796
Merrill Lynch Mortgage Trust
1.545% due 07/12/2034 (a)	12,681	98
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,658	1,321
Morgan Stanley Capital I
0.496% due 11/12/2041 (a)	41,262	580
0.906% due 04/15/2038 (a)	54,867	952
Structured Asset Mortgage Investments, Inc.
0.911% due 09/19/2032	134	95
WaMu Mortgage Pass-Through Certificates
4.566% due 09/25/2033	2,447	2,407

Total Mortgage-Backed Securities (Cost $79,434)		66,572

ASSET-BACKED SECURITIES 5.7%
Amortizing Residential Collateral Trust
0.761% due 07/25/2032	19	12
Centex Home Equity
0.771% due 01/25/2032	30	25
Chase Issuance Trust
1.235% due 04/15/2013	698	619
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033	29	19
Citibank Omni Master Trust
0.561% due 03/20/2013	5,000	4,954
1.608% due 12/23/2013	3,300	3,136
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,520	779
Ford Credit Auto Owner Trust
2.615% due 06/15/2012	6,000	5,448
Home Equity Asset Trust
1.071% due 11/25/2032	3	1
Massachusetts Educational Financing Authority
4.485% due 04/25/2038	6,010	4,561
Saxon Asset Securities Trust
0.991% due 08/25/2032	9	9
SLM Student Loan Trust
5.035% due 04/25/2023	6,257	5,872
South Carolina Student Loan Corp.
2.702% due 09/02/2014	2,178	2,125
2.752% due 03/01/2018	6,500	5,878
2.952% due 03/02/2020	8,400	7,013
3.202% due 09/03/2024	4,300	3,382
Structured Asset Securities Corp.
0.761% due 01/25/2033	86	65

Total Asset-Backed Securities (Cost $50,027)		43,898

SHORT-TERM INSTRUMENTS 6.4%
Repurchase Agreements 3.8%
JPMorgan Chase Bank N.A.
0.000% due 01/12/2009	4,784	4,784
(Dated 12/09/2008. Collateralized by U.S. Treasury Notes 4.000% due 08/15/2018 valued at $5,041. Repurchase proceeds are $4,784.)
0.030% due 01/02/2009	24,237	24,237
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 3.375% due 08/13/2010 valued at $24,703. Repurchase proceeds are $24,238.)

		29,021

U.S. Cash Management Bills 0.1%
0.428% due 04/29/2009 - 05/15/2009 (b)(c)	1,130	1,124

U.S. Treasury Bills 2.5%
0.193% due 01/02/2009 - 06/11/2009 (b)(c)	19,690	19,632

Total Short-Term Instruments (Cost $49,837)		49,777

Purchased Options (g) 0.0% (Cost $55)		0
Total Investments 194.9% (Cost $1,505,139)		$1,504,734
Other Assets and Liabilities (Net) (94.9%)		(732,871)

Net Assets 100.0%		$771,863

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $15,916 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $73,215 at a weighted average interest rate of 2.700%. On December 31, 2008, securities valued at $111,069 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $411 and cash of $250 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	188	$684
90-Day Eurodollar June Futures	Long	06/2009	152	811
U.S. Treasury 10-Year Note March Futures	Long	03/2009	49	240

				$1,735

(f) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	UBS	(2.250%)	12/25/2035	$2,000	$1,934	$0	$1,934
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	500	397	0	397

					$2,331	$0	$2,331

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	JPM	2.550%	12/25/2035	$2,000	$(1,935)	$0	$(1,935)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%)	07/25/2045	$3,000	$2,638	$390	$2,248
CMBX.NA AAA 2 Index	MSC	(0.070%)	03/15/2049	5,750	1,160	1,280	(120)
CMBX.NA AAA 4 Index	BCLY	(0.350%)	02/17/2051	2,500	752	205	547
CMBX.NA AAA 4 Index	MSC	(0.350%)	02/17/2051	5,750	1,730	1,765	(35)

					$6,280	$3,640	$2,640

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$3,171	$(3,010)	$(1,705)	$(1,305)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	1,982	(1,881)	(1,080)	(801)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	1,582	(1,453)	(459)	(994)

					$(6,344)	$(3,244)	$(3,100)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	BOA	6,100	$(594)	$(457)	$(137)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	12,800	(2,786)	0	(2,786)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	12,200	(2,655)	(549)	(2,106)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	7,500	(1,632)	(43)	(1,589)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY	3,300	(393)	63	(456)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI	8,200	(976)	(618)	(358)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB	6,100	(726)	(344)	(382)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	25,900	(3,081)	(485)	(2,596)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	$5,000	(842)	(862)	20

						$(13,685)	$(3,295)	$(10,390)

(g) Purchased options outstanding on December 31, 2008:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 02/01/2039	$82.000	02/05/2009	$89,800	$11	$0
Put - OTC Fannie Mae 6.000% due 01/01/2039	50.000	01/06/2009	50,000	6	0
Put - OTC Ginnie Mae 5.500% due 01/01/2039	52.000	01/14/2009	30,000	3	0
Put - OTC Ginnie Mae 5.500% due 01/01/2039	55.000	01/14/2009	10,000	1	0
Put - OTC Ginnie Mae 5.500% due 02/01/2039	66.000	02/12/2009	32,000	4	0
Put - OTC Ginnie Mae 5.500% due 02/01/2039	82.000	02/12/2009	135,500	16	0
Put - OTC Ginnie Mae 6.500% due 01/01/2039	62.000	01/14/2009	123,000	14	0

				$55	$0

(h) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	01/01/2024	$11,400	$11,536	$11,653
Fannie Mae	5.000%	01/01/2024	60,000	60,792	61,584
Fannie Mae	5.000%	01/01/2039	56,000	56,070	57,181
Fannie Mae	5.500%	01/01/2024	14,000	14,315	14,418
Fannie Mae	6.000%	01/01/2039	74,000	76,000	76,185
Fannie Mae	6.500%	01/01/2039	51,000	52,854	52,968
Ginnie Mae	6.500%	01/01/2039	48,000	49,095	49,913
U.S. Treasury Notes	4.000%	08/15/2018	4,300	4,300	5,008

				$324,962	$328,910

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$1,504,721	$13	$1,504,734
Short Sales, at value	0	(328,910)	0	(328,910)
Other Financial Instruments++	1,735	(10,929)	397	(8,797)

Total	$1,735	$1,164,882	$410	$1,167,027

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$1,498	$(1,488)	$0	$(1)	$4	$0	$13
Other Financial Instruments++	2,849	0	0	0	(2,452)	0	397

Total	$4,347	$(1,488)	$0	$(1)	$(2,448)	$0	$410

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 5.6%
AES Corp.
15.430% due 03/31/2010		$1,428	$1,213
15.430% due 04/30/2010		4,572	3,887
Allison Transmission, Inc.
4.190% due 08/07/2014		407	229
4.580% due 08/07/2014		1,790	1,009
4.640% due 08/07/2014		2,672	1,506
5.750% due 08/07/2014		13	7
Alltel Communications, Inc.
3.939% due 05/15/2015		10,972	10,800
Alltel Corp.
4.371% due 05/15/2015		5,995	5,904
Amadeus Global Travel Distribution S.A.
3.911% due 04/08/2013		1,839	842
4.411% due 04/08/2014		1,817	785
4.954% due 04/08/2012		3,074	1,583
Biomet, Inc.
4.459% due 03/25/2015		1,238	1,064
Calpine Corp.
4.335% due 03/29/2014		4,987	3,700
Community Health Systems, Inc.
3.404% due 07/25/2014		239	187
4.000% due 07/25/2014		478	375
4.439% due 07/25/2014		1,712	1,342
4.446% due 07/25/2014		12,318	9,651
CSC Holdings, Inc.
2.945% due 03/30/2013		2,475	2,123
9.750% due 08/01/2013		7,850	6,398
Daimler Finance North America LLC
6.000% due 08/03/2012		61,749	32,463
Delphi Corp.
7.250% due 06/30/2009		1,000	593
8.500% due 06/30/2009		9,000	1,905
First Data Corp.
3.211% due 09/24/2014		5,780	3,743
5.948% due 09/24/2014		2,327	1,509
6.512% due 09/24/2014		338	219
Ford Motor Co.
5.000% due 12/16/2013		47,514	19,362
Georgia-Pacific Corp.
2.082% due 12/20/2012		196	161
3.459% due 12/20/2012		175	144
3.689% due 12/20/2012		4,956	4,072
Harrah’s Operating Co., Inc.
6.535% due 01/28/2015		980	572
6.762% due 01/28/2015		15	9
HCA, Inc.
3.709% due 11/18/2013		38,303	30,284
Headwaters, Inc.
8.270% due 04/30/2011		1,705	1,322
Health Management Associates, Inc.
5.512% due 02/28/2014		2,904	1,802
HealthSouth Corp.
4.690% due 03/10/2013		3,204	2,483
5.500% due 03/10/2013		549	425
Hertz Corp.
1.525% due 12/21/2012		795	474
2.720% due 12/21/2012		369	220
2.950% due 12/21/2012		296	176
3.190% due 12/21/2012		434	259
3.200% due 12/21/2012		1,479	882
3.520% due 12/21/2012		296	176
3.630% due 12/21/2012		444	265
3.640% due 12/21/2012		370	221
3.750% due 12/21/2012		370	221
Idearc, Inc.
3.440% due 11/17/2014		340	107
5.770% due 11/17/2014		7,599	2,399
Ineos Group Holdings PLC
5.952% due 10/07/2012		9,725	4,984
Intelsat Ltd.
6.834% due 02/01/2014		20,750	14,940
Lender Processing Services
3.936% due 07/02/2014		1,995	1,873
Local Insight
7.770% due 04/21/2015		4,726	2,221
Metro-Goldwyn-Mayer, Inc.
4.709% due 04/08/2012		13,048	5,578
Mylan Laboratories, Inc.
3.750% due 10/02/2014		2,137	1,834
6.750% due 10/02/2014		1,189	1,021
7.062% due 10/02/2014		4,842	4,156
NRG Energy, Inc.
1.359% due 02/01/2013		2,751	2,400
2.959% due 02/01/2013		6,535	5,700
Nuveen Investments, Inc.
3.461% due 11/13/2014		3,629	1,438
3.471% due 11/01/2014		907	359
4.459% due 11/01/2014		162	64
4.466% due 11/01/2014		2,268	899
Nycomed International Management GmbH
6.091% due 12/20/2014		4,432	2,615
6.841% due 12/20/2015		4,432	2,615
Quicksilver Resources, Inc.
7.750% due 08/05/2013		9,375	6,188
RH Donnelley Corp.
6.750% due 06/30/2011		3,003	1,751
7.170% due 06/30/2011		147	86
7.520% due 06/30/2011		226	132
11.750% due 05/15/2015		17,045	4,261
Roundy’s Supermarket, Inc.
3.200% due 10/27/2011		4,664	3,270
4.630% due 10/27/2011		4,773	3,347
Telesat Canada
3.470% due 10/31/2014		276	191
5.200% due 10/31/2014		705	487
5.890% due 10/31/2014		84	58
6.420% due 10/31/2014		2,930	2,025
6.520% due 10/31/2014		980	677
6.770% due 10/31/2014		336	232
Texas Competitive Electric Holdings Co. LLC
3.961% due 10/10/2014		139	97
5.368% due 10/10/2014		29,194	20,375
7.262% due 10/10/2014		30	21
Thompson Learning, Inc.
2.960% due 07/05/2014		28,341	18,626
Tribune Co.
5.000% due 06/04/2009 (a)		5,212	1,470
5.250% due 06/04/2014 (a)		13,322	3,026
United Surgical
2.590% due 04/19/2014		3,582	2,257
5.000% due 04/19/2014		35	22
5.550% due 04/19/2014		4,080	2,570
Univision Communications, Inc.
2.711% due 09/15/2014		19,000	7,811
Verso Paper Holdings LLC
7.685% due 02/01/2013		986	698
Virgin Media, Inc.
7.334% due 09/03/2012		1,627	1,261
VNU/Nielson Finance LLC
3.825% due 08/09/2013		1,381	940
4.388% due 08/09/2013		4,009	2,728
Weather Investments II SARL
9.635% due 10/26/2014		3,000	2,487
West Corp.
6.500% due 10/24/2013		2,985	1,862
Wind Acquisition Finance S.A.
11.752% due 12/21/2011		7,992	7,073
Wrigley WM JR Co.
6.500% due 10/06/2014		8,500	8,153

Total Bank Loan Obligations (Cost $491,073)			315,952

CORPORATE BONDS & NOTES 69.6%
Banking & Finance 20.6%
AES Ironwood LLC
8.857% due 11/30/2025		55,324	48,409
AES Red Oak LLC
8.540% due 11/30/2019		22,433	19,854
9.200% due 11/30/2029		2,795	2,418
American Express Bank FSB
5.500% due 04/16/2013		29,200	27,685
American Express Co.
7.000% due 03/19/2018		57,075	57,808
American General Finance Corp.
6.900% due 12/15/2017		8,200	3,553
American International Group, Inc.
1.625% due 03/20/2012		1,510	947
3.548% due 01/29/2010		1,150	1,035
5.050% due 10/01/2015		600	403
5.450% due 05/18/2017		885	586
5.850% due 01/16/2018		18,900	12,688
8.175% due 05/15/2058		15,925	6,203
8.250% due 08/15/2018		58,550	42,917
ANZ National International Ltd.
6.200% due 07/19/2013		16,125	15,617
ASIF I
3.685% due 07/26/2010		6,000	4,877
Bank of America Corp.
8.000% due 12/29/2049		108,025	77,813
Barclays Bank PLC
6.050% due 12/04/2017		19,175	16,944
7.434% due 09/29/2049		5,100	2,582
7.700% due 04/29/2049		48,525	32,157
Bear Stearns Cos. LLC
6.400% due 10/02/2017		10,000	10,409
Buffalo Thunder Development Authority
9.375% due 12/15/2014		2,650	543
C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,000	2,383
Caelus Re Ltd.
8.452% due 06/07/2011		2,950	2,819
CIT Group Funding Co. of Canada
4.650% due 07/01/2010		2,750	2,415
5.600% due 11/02/2011		2,550	2,080
CIT Group, Inc.
2.219% due 03/12/2010		4,775	4,429
4.750% due 12/15/2010		8,440	7,433
5.200% due 11/03/2010		17,550	15,215
5.600% due 04/27/2011		8,575	7,243
5.800% due 07/28/2011		2,750	2,306
Citigroup Capital XXI
8.300% due 12/21/2057		17,075	13,199
Citigroup Funding, Inc.
2.080% due 08/31/2012		8,000	7,227
Citigroup, Inc.
6.125% due 05/15/2018		11,775	11,927
8.400% due 04/29/2049		31,500	20,839
El Paso Performance-Linked Trust
7.750% due 07/15/2011		22,705	19,770
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,625	1,381
7.000% due 10/01/2013		29,975	20,730
7.375% due 10/28/2009		1,350	1,186
7.375% due 02/01/2011		180	137
7.800% due 06/01/2012		26,979	18,941
8.000% due 12/15/2016		47,095	30,715
9.202% due 04/15/2012		7,000	4,559
12.000% due 05/15/2015		2,000	1,495
Forest City Enterprises, Inc.
7.625% due 06/01/2015		4,115	1,461
GMAC LLC
4.402% due 12/01/2014		500	281
6.625% due 05/15/2012		175	135
6.750% due 12/01/2014		500	342
8.000% due 11/01/2031		20,065	11,761
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		13,050	12,395
6.150% due 04/01/2018		14,825	14,271
6.750% due 10/01/2037		42,700	34,763
HBOS PLC
6.750% due 05/21/2018		16,100	14,193
JPMorgan Chase & Co.
7.900% due 04/29/2049		32,050	26,731
JPMorgan Chase Bank N.A.
2.326% due 06/13/2016		10,125	7,623
6.000% due 10/01/2017		3,930	3,971
KRATON Polymers LLC
8.125% due 01/15/2014		19,270	7,804
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		4,175	418
6.625% due 01/18/2012 (a)		1,375	138
6.750% due 12/28/2017 (a)		19,425	2
6.875% due 05/02/2018 (a)		18,975	1,897
7.500% due 05/11/2038 (a)		14,175	1
Merrill Lynch & Co., Inc.
4.485% due 05/12/2010		15,025	14,483
6.875% due 04/25/2018		31,125	32,614
Metropolitan Life Global Funding I
2.216% due 06/25/2010		5,000	4,493
Mirage Resorts, Inc.
7.250% due 08/01/2017		8,625	5,261
Morgan Stanley
2.606% due 05/07/2010		1,650	1,545
4.620% due 01/09/2014		1,680	1,165
4.752% due 01/18/2011		2,325	1,981
5.950% due 12/28/2017		51,075	42,461
6.000% due 04/28/2015		2,150	1,857
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		11,350	7,919
National City Bank of Kentucky
6.300% due 02/15/2011		2,225	2,144
NSG Holdings LLC
7.750% due 12/15/2025		31,940	25,073
Nuveen Investments, Inc.
10.500% due 11/15/2015		2,075	469
Petroleum Export Ltd. II
6.340% due 06/20/2011		12,112	8,887
Rabobank Capital Funding Trust
5.254% due 12/29/2049		8,035	4,411
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		16,050	7,513
7.640% due 03/31/2049		36,825	14,683
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		26,100	16,625
SLM Corp.
3.675% due 07/27/2009		500	471
3.695% due 07/26/2010		5,950	5,080
4.500% due 07/26/2010		250	217
5.000% due 04/15/2015		2,000	1,270
5.000% due 06/15/2018		1,000	661
8.450% due 06/15/2018		24,375	19,300
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049		6,600	6,287
Teco Finance, Inc.
6.572% due 11/01/2017		5,734	4,351
Tenneco, Inc.
8.125% due 11/15/2015		15,505	7,210
10.250% due 07/15/2013		3,050	1,906
TNK-BP Finance S.A.
6.625% due 03/20/2017		9,200	4,462
7.500% due 07/18/2016		14,750	7,744
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		4,125	2,609
6.103% due 06/27/2012		7,000	5,348
UBS AG
5.750% due 04/25/2018		20,275	18,434
UBS Preferred Funding Trust V
6.243% due 05/29/2049		9,200	5,031
Universal City Development Partners
11.750% due 04/01/2010		9,000	5,827
Universal City Florida Holding Co. I & II
7.942% due 05/01/2010		12,273	5,339
8.375% due 05/01/2010		7,900	3,634
Ventas Realty LP
6.500% due 06/01/2016		4,040	2,979
6.625% due 10/15/2014		4,325	3,309
6.750% due 04/01/2017		15,710	12,018
7.125% due 06/01/2015		10,250	8,072
9.000% due 05/01/2012		440	394
Wachovia Corp.
7.980% due 02/28/2049		43,275	36,986
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,150	11,688
Wells Fargo Capital XV
9.750% due 12/29/2049		52,375	52,948
Wilmington Trust Co.
10.732% due 01/01/2013 (l)		4,961	4,975
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		14,345	12,408

			1,166,606

Industrials 36.0%
Actuant Corp.
6.875% due 06/15/2017		12,855	9,738
Allied Waste North America, Inc.
5.750% due 02/15/2011		1,575	1,477
7.125% due 05/15/2016		4,625	4,215
7.250% due 03/15/2015		27,422	25,533
Allison Transmission, Inc.
11.000% due 11/01/2015		24,970	12,360
American Stores Co.
8.000% due 06/01/2026		32,000	20,160
AmeriGas Partners LP
7.125% due 05/20/2016		31,295	25,192
7.250% due 05/20/2015		20,570	16,867
ARAMARK Corp.
6.692% due 02/01/2015		7,625	5,795
8.500% due 02/01/2015		21,055	19,160
ArvinMeritor, Inc.
8.125% due 09/15/2015		46,415	21,119
8.750% due 03/01/2012		20,010	10,905
Berry Plastics Corp.
9.502% due 02/15/2015		20,100	13,970
Berry Plastics Holding Corp.
5.871% due 09/15/2014		1,165	402
8.875% due 09/15/2014		31,280	13,763
Biomet, Inc.
10.000% due 10/15/2017		31,282	30,187
10.375% due 10/15/2017 (b)		26,925	21,405
11.625% due 10/15/2017		87,502	75,252
Bombardier, Inc.
6.750% due 05/01/2012		4,000	3,570
Cascades, Inc.
7.250% due 02/15/2013		23,360	12,030
CCO Holdings LLC
8.750% due 11/15/2013		37,091	23,553
Celestica, Inc.
7.625% due 07/01/2013		5,750	4,744
7.875% due 07/01/2011		31,789	29,087
Chart Industries, Inc.
9.125% due 10/15/2015		8,865	6,693
Charter Communications Operating LLC
8.375% due 04/30/2014		5,475	4,216
Chesapeake Energy Corp.
6.875% due 01/15/2016		1,159	933
7.000% due 08/15/2014		6,835	5,707
7.500% due 06/15/2014		8,055	6,847
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		4,722	2,479
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		2,975	1,949
Colorado Interstate Gas Co.
5.950% due 03/15/2015		2,450	2,052
Community Health Systems, Inc.
8.875% due 07/15/2015		46,882	43,366
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		8,110	5,069
7.750% due 05/15/2017		9,170	5,364
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		15,672	14,710
7.373% due 06/15/2017		986	572
7.566% due 09/15/2021		2,729	1,774
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		18,295	5,580
Crown Americas LLC
7.625% due 11/15/2013		1,911	1,901
7.750% due 11/15/2015		15,995	15,995
CSC Holdings, Inc.
6.750% due 04/15/2012		3,785	3,482
7.625% due 04/01/2011		41,995	39,790
7.625% due 07/15/2018		25,025	19,645
8.500% due 06/15/2015		1,075	951
DaVita, Inc.
6.625% due 03/15/2013		6,045	5,773
7.250% due 03/15/2015		19,578	18,697
Delta Air Lines, Inc.
7.779% due 07/02/2013		7,855	6,795
Dex Media West LLC
9.875% due 08/15/2013		26,559	6,374
Dex Media, Inc.
8.000% due 11/15/2013		5,500	1,045
DirecTV Holdings LLC
8.375% due 03/15/2013		775	775
Dynegy Holdings, Inc.
7.125% due 05/15/2018		6,005	3,693
7.500% due 06/01/2015		6,260	4,413
7.625% due 10/15/2026		3,985	1,953
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		16,750	16,415
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		20,010	14,220
EchoStar DBS Corp.
6.375% due 10/01/2011		4,075	3,800
6.625% due 10/01/2014		1,525	1,277
7.000% due 10/01/2013		16,305	14,226
7.125% due 02/01/2016		79,629	66,888
El Paso Corp.
6.875% due 06/15/2014		650	528
7.000% due 05/15/2011		625	572
7.000% due 06/15/2017		34,205	26,940
7.250% due 06/01/2018		8,975	7,168
7.420% due 02/15/2037		1,375	835
7.750% due 06/15/2010		6,975	6,500
7.800% due 08/01/2031		29,497	19,365
8.050% due 10/15/2030		5,285	3,470
Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	2,278
8.375% due 08/01/2066		29,815	16,417
Ferrellgas Partners LP
6.750% due 05/01/2014		2,950	2,050
7.240% due 08/01/2010 (l)		26,000	23,533
8.750% due 06/15/2012		11,920	8,404
8.870% due 08/01/2009 (l)		12,250	11,820
First Data Corp.
9.875% due 09/24/2015		92,825	56,623
Ford Motor Co.
7.125% due 11/15/2025		8,722	2,093
7.500% due 08/01/2026		20,800	4,992
9.215% due 09/15/2021		1,225	288
Freeport-McMoRan Copper & Gold, Inc.
7.084% due 04/01/2015		12,615	8,342
8.375% due 04/01/2017		33,705	27,676
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		29,520	13,136
9.125% due 12/15/2014 (b)		13,485	3,169
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		24,550	23,445
Gaz Capital S.A.
8.146% due 04/11/2018		13,375	9,496
General Motors Corp.
7.400% due 09/01/2025		600	102
7.700% due 04/15/2016		4,230	793
8.250% due 07/15/2023		25,895	4,402
Georgia-Pacific LLC
7.000% due 01/15/2015		6,265	5,357
7.125% due 01/15/2017		12,800	10,816
7.250% due 06/01/2028		13,550	8,333
7.375% due 12/01/2025		28,210	18,195
8.000% due 01/15/2024		71,790	48,817
9.500% due 12/01/2011		1,430	1,358
Goodyear Tire & Rubber Co.
6.318% due 12/01/2009		475	435
9.000% due 07/01/2015		19,966	16,172
Harrah’s Operating Co., Inc.
10.750% due 02/01/2016		41,393	12,004
HCA, Inc.
7.190% due 11/15/2015		21,417	11,970
9.000% due 12/15/2014		3,246	2,096
9.125% due 11/15/2014		18,998	17,668
9.250% due 11/15/2016		128,105	117,857
Health Management Associates, Inc.
6.125% due 04/15/2016		1,910	1,194
Hertz Corp.
8.875% due 01/01/2014		37,239	23,088
Ineos Group Holdings PLC
8.500% due 02/15/2016		42,206	4,010
Ingles Markets, Inc.
8.875% due 12/01/2011		12,110	10,596
Intergen NV
9.000% due 06/30/2017		31,333	25,850
JET Equipment Trust
7.630% due 08/15/2012 (a)		1,431	5
9.410% due 06/15/2010 (a)		693	471
10.000% due 06/15/2012 (a)		5,256	3,679
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		16,939	15,584
Legrand France S.A.
8.500% due 02/15/2025		16,900	14,813
Lender Processing Services, Inc.
8.125% due 07/01/2016		400	358
Mattel, Inc.
2.396% due 06/15/2009		5,500	5,504
Meritor Automotive, Inc.
6.800% due 02/15/2009		1,000	978
MGM Mirage
6.875% due 04/01/2016		24,365	15,533
Nalco Co.
8.875% due 11/15/2013		20,290	17,246
New Albertson’s, Inc.
6.570% due 02/23/2028		500	301
7.450% due 08/01/2029		24,275	14,444
7.750% due 06/15/2026		580	357
Norampac Industries, Inc.
6.750% due 06/01/2013		13,879	6,315
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		21,080	14,861
Nortel Networks Ltd.
9.002% due 07/15/2011		15,310	3,904
10.125% due 07/15/2013		38,065	10,278
10.750% due 07/15/2016		1,095	296
Northwest Airlines, Inc.
7.691% due 10/01/2018		5,742	2,756
Northwest Pipeline GP
7.125% due 12/01/2025		4,300	3,719
OPTI Canada, Inc.
8.250% due 12/15/2014		21,980	11,979
Quebecor Media, Inc.
7.750% due 03/15/2016		58,982	40,108
Qwest Communications International, Inc.
7.500% due 02/15/2014		102,709	73,950
Reynolds American, Inc.
7.750% due 06/01/2018		2,970	2,441
RH Donnelley Corp.
6.875% due 01/15/2013		9,125	1,278
8.875% due 01/15/2016		68,770	10,659
8.875% due 10/15/2017		26,965	4,180
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		10,840	8,401
Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016		4,000	2,200
7.250% due 03/15/2018		4,925	2,536
SandRidge Energy, Inc.
7.508% due 04/01/2014		2,000	1,065
8.000% due 06/01/2018		200	112
8.625% due 04/01/2015 (b)		59,100	31,323
Sanmina-SCI Corp.
8.125% due 03/01/2016		14,245	5,627
Seagate Technology HDD Holdings
6.375% due 10/01/2011		24,390	16,951
SemGroup LP
8.750% due 11/15/2015 (a)		46,350	1,854
Sensata Technologies BV
8.000% due 05/01/2014		45,525	20,714
Service Corp. International
6.750% due 04/01/2015		2,200	1,749
7.375% due 10/01/2014		3,320	2,839
7.625% due 10/01/2018		3,675	2,738
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	908
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,300	3,154
Sonat, Inc.
7.000% due 02/01/2018		7,109	5,487
Suburban Propane Partners LP
6.875% due 12/15/2013		14,657	12,092
Sungard Data Systems, Inc.
9.125% due 08/15/2013		58,506	50,900
SUPERVALU, Inc.
7.500% due 11/15/2014		4,000	3,300
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)		10,000	7,102
TRW Automotive, Inc.
7.000% due 03/15/2014		31,650	16,933
7.250% due 03/15/2017		19,935	10,267
United Airlines, Inc.
6.071% due 03/01/2013		1,193	1,079
6.201% due 12/31/2049		880	818
6.602% due 03/01/2015		1,112	1,034
7.032% due 10/01/2010		724	683
United Rentals North America, Inc.
6.500% due 02/15/2012		26,580	21,131
Unitymedia GmbH
10.375% due 02/15/2015		11,350	8,952
Verso Paper Holdings LLC
6.942% due 08/01/2014		2,805	828
9.125% due 08/01/2014		29,120	11,648
Videotron Ltee
9.125% due 04/15/2018		1,075	1,005
Waste Management, Inc.
6.875% due 05/15/2009		14,400	14,334
West Corp.
9.500% due 10/15/2014		28,345	15,732
11.000% due 10/15/2016		4,325	2,033
Willamette Industries, Inc.
6.450% due 08/19/2009		10,650	10,759
Williams Cos., Inc.
6.375% due 10/01/2010		5,360	4,999
7.625% due 07/15/2019		6,740	5,274
Williams Partners LP
7.250% due 02/01/2017		6,100	4,826
Windstream Corp.
8.125% due 08/01/2013		5,000	4,625
8.625% due 08/01/2016		45,025	40,072
Wynn Las Vegas LLC
6.625% due 12/01/2014		27,285	20,737

			2,030,974

Utilities 13.0%
AES Corp.
7.750% due 03/01/2014		3,950	3,496
7.750% due 10/15/2015		625	528
8.000% due 10/15/2017		7,145	5,895
8.000% due 06/01/2020		4,575	3,568
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,270
Cincinnati Bell, Inc.
7.000% due 02/15/2015		1,530	1,178
7.250% due 07/15/2013		4,510	3,991
CMS Energy Corp.
5.702% due 01/15/2013		5,500	4,042
Energy Future Holdings Corp.
10.875% due 11/01/2017		119,270	85,278
11.250% due 11/01/2017 (b)		5,300	2,597
Frontier Communications Corp.
6.250% due 01/15/2013		2,375	2,031
7.000% due 11/01/2025		1,650	821
7.125% due 03/15/2019		38,045	25,680
7.450% due 07/01/2035		5,460	2,716
7.875% due 01/15/2027		1,875	1,097
9.000% due 08/15/2031		22,510	14,294
9.250% due 05/15/2011		675	645
Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)		5,865	337
9.750% due 05/01/2013 (a)		24,985	1,999
Homer City Funding LLC
8.734% due 10/01/2026		11,646	10,773
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		7,910	6,526
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		30,870	23,152
Knight, Inc.
5.150% due 03/01/2015		1,718	1,288
6.500% due 09/01/2012		7,852	6,674
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		18,870	16,983
Midwest Generation LLC
8.560% due 01/02/2016		63,758	60,889
NGPL PipeCo. LLC
7.119% due 12/15/2017		25,610	23,091
NRG Energy, Inc.
7.250% due 02/01/2014		18,245	17,105
7.375% due 02/01/2016		63,410	59,130
7.375% due 01/15/2017		24,490	22,592
NV Energy, Inc.
6.750% due 08/15/2017		1,905	1,472
7.803% due 06/15/2012		13,825	13,009
Oncor Electric Delivery Co.
7.250% due 01/15/2033		1,000	929
PetroHawk Energy Corp.
7.875% due 06/01/2015		1,800	1,341
PSEG Energy Holdings LLC
8.500% due 06/15/2011		47,705	45,206
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		9,933	8,393
7.900% due 08/15/2010		1,555	1,423
Qwest Corp.
5.246% due 06/15/2013		4,915	3,686
7.200% due 11/10/2026		9,976	6,484
7.500% due 06/15/2023		9,806	6,913
8.875% due 03/15/2012		15,315	14,243
Reliant Energy, Inc.
6.750% due 12/15/2014		51,624	46,720
Sprint Capital Corp.
6.375% due 05/01/2009		12,800	12,721
6.900% due 05/01/2019		44,160	31,405
7.625% due 01/30/2011		5,150	4,302
8.750% due 03/15/2032		30,960	20,937
Sprint Nextel Corp.
6.000% due 12/01/2016		26,395	18,635
Telesat Canada
11.000% due 11/01/2015		12,475	8,982
12.500% due 11/01/2017		6,200	3,751
Tenaska Alabama Partners LP
7.000% due 06/30/2021		18,955	14,962
Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2015		38,995	27,882
10.500% due 11/01/2016 (b)		3,180	1,606
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		28,409	23,438
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		4,500	2,448
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)		3,046	2,580

			733,134

Total Corporate Bonds & Notes (Cost $5,422,311)			3,930,714

CONVERTIBLE BONDS & NOTES 1.8%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		13,600	3,944
ArvinMeritor, Inc.
4.000% due 02/15/2027		1,350	317
Chesapeake Energy Corp.
2.250% due 12/15/2038		45,220	20,519
2.500% due 05/15/2037		10,425	6,138
Citigroup Funding, Inc.
1.080% due 08/31/2012		5,000	4,164
CMS Energy Corp.
2.875% due 12/01/2024		14,290	12,450
Morgan Stanley
1.700% due 10/15/2012		7,200	6,002
Mylan, Inc.
1.250% due 03/15/2012		12,175	9,010
National City Corp.
4.000% due 02/01/2011		3,000	2,689
Nortel Networks Corp.
1.750% due 04/15/2012		3,500	516
2.125% due 04/15/2014		11,900	1,726
NovaMed, Inc.
1.000% due 06/15/2012		200	121
Prudential Financial, Inc.
0.366% due 12/15/2037		16,550	15,747
Qwest Communications International, Inc.
3.500% due 11/15/2025		14,275	12,080
Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012		5,500	4,936

Total Convertible Bonds & Notes (Cost $151,634)			100,359

MUNICIPAL BONDS & NOTES 0.2%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012		605	602
9.750% due 09/01/2017		1,160	1,169
9.750% due 09/01/2022		1,375	1,316
9.750% due 09/01/2027		2,170	2,005
9.750% due 09/01/2032		3,480	3,167
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	113
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013		1,785	1,577
7.490% due 11/01/2018		1,435	1,389
7.740% due 11/01/2021		1,885	1,721

Total Municipal Bonds & Notes (Cost $13,300)			13,059

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 01/01/2024		800	820

Total U.S. Government Agencies (Cost $819)			820

MORTGAGE-BACKED SECURITIES 2.8%
American Home Mortgage Assets
0.661% due 05/25/2046		3,534	1,397
0.661% due 09/25/2046		1,506	600
0.681% due 10/25/2046		4,578	1,603
2.956% due 02/25/2047		1,605	540
3.176% due 11/25/2046		25,898	8,813
6.250% due 06/25/2037		11,123	5,026
American Home Mortgage Investment Trust
5.660% due 09/25/2045		1,345	640
Banc of America Funding Corp.
5.357% due 11/20/2035		642	627
Banc of America Mortgage Securities, Inc.
5.432% due 02/25/2036		603	426
BCAP LLC Trust
0.641% due 01/25/2037		2,251	924
Bear Stearns Adjustable Rate Mortgage Trust
5.009% due 01/25/2035		481	332
5.472% due 05/25/2047		3,766	2,184
5.729% due 02/25/2036		526	281
Bear Stearns Alt-A Trust
0.691% due 12/25/2046		354	69
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		1,572	1,003
Citigroup Mortgage Loan Trust, Inc.
4.683% due 03/25/2034		381	286
5.664% due 07/25/2046		1,135	578
6.014% due 09/25/2037		7,435	3,957
Countrywide Alternative Loan Trust
0.641% due 01/25/2037		700	256
0.661% due 09/25/2046		3,067	1,201
0.681% due 07/25/2046		676	295
0.701% due 08/25/2046		1,297	337
0.702% due 12/20/2046		8,028	3,501
0.718% due 07/20/2046		3,791	1,558
0.721% due 09/25/2046		700	81
0.721% due 10/25/2046		491	103
0.731% due 06/25/2035		365	168
0.741% due 05/25/2036		550	145
0.801% due 11/20/2035		1,574	790
0.841% due 02/25/2037		31,433	10,863
1.241% due 11/25/2035		815	397
3.256% due 12/25/2035		2,002	986
5.414% due 10/25/2035		474	370
5.750% due 03/25/2037		500	220
5.894% due 02/25/2037		3,140	1,694
6.000% due 11/25/2036		2,800	1,432
6.500% due 11/25/2037		1,376	674
Countrywide Home Loan Mortgage Pass-Through Trust
0.771% due 04/25/2046		737	164
5.418% due 02/25/2047		589	257
5.542% due 04/20/2036		553	321
5.603% due 03/25/2037		568	259
5.610% due 02/20/2036		626	328
6.086% due 09/25/2047		824	424
CS First Boston Mortgage Securities Corp.
5.435% due 09/15/2034		6,781	6,284
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.587% due 10/25/2035		471	260
5.869% due 10/25/2036		700	404
5.886% due 10/25/2036		700	355
Downey Savings & Loan Association Mortgage Loan Trust
0.901% due 07/19/2045		514	154
Greenpoint Mortgage Funding Trust
0.671% due 10/25/2046		800	131
0.671% due 12/25/2046		600	66
0.681% due 10/25/2046		800	84
0.741% due 04/25/2036		709	228
GSR Mortgage Loan Trust
0.731% due 08/25/2046		638	162
5.181% due 01/25/2036		1,671	1,154
Harborview Mortgage Loan Trust
0.698% due 08/21/2036		811	330
0.761% due 07/19/2046		3,069	1,250
0.781% due 09/19/2046		1,700	696
3.106% due 12/19/2036		4,325	1,678
5.750% due 08/19/2036		6,653	3,282
5.908% due 08/19/2036		785	403
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		1,341	580
Indymac INDA Mortgage Loan Trust
5.909% due 08/25/2036		700	335
Indymac Index Mortgage Loan Trust
0.661% due 09/25/2046		2,341	949
0.671% due 06/25/2047		1,389	609
0.681% due 05/25/2046		480	195
0.711% due 07/25/2035		472	211
0.741% due 06/25/2037		753	208
5.339% due 01/25/2036		460	322
5.404% due 09/25/2035		506	242
5.481% due 10/25/2035		478	239
5.627% due 11/25/2035		18,703	9,327
5.948% due 06/25/2036		700	392
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		4,082	3,163
Luminent Mortgage Trust
0.641% due 12/25/2036		1,798	793
0.651% due 12/25/2036		980	397
0.671% due 10/25/2046		785	323
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		1,098	432
0.771% due 05/25/2047		800	75
0.811% due 05/25/2047		600	44
Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032		649	649
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037		1,497	1,069
Morgan Stanley Capital I
5.544% due 11/12/2049		700	327
5.692% due 04/15/2049		1,100	829
Morgan Stanley Mortgage Loan Trust
0.781% due 01/25/2035		146	77
5.416% due 06/25/2036		570	438
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		600	410
Residential Accredit Loans, Inc.
0.651% due 06/25/2046		10,648	4,363
0.701% due 05/25/2037		942	202
0.721% due 08/25/2037		1,081	432
0.801% due 03/25/2037		12,679	3,753
5.669% due 09/25/2035		526	291
6.500% due 07/25/2037		21,105	10,981
Residential Asset Securitization Trust
0.921% due 12/25/2036		1,678	750
6.250% due 10/25/2036		1,900	754
6.500% due 08/25/2036		2,400	714
Sequoia Mortgage Trust
5.709% due 01/20/2047		678	453
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030		800	601
Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036		700	206
5.373% due 11/25/2035		485	262
5.422% due 09/25/2036		700	260
6.000% due 10/25/2037		597	248
Structured Asset Mortgage Investments, Inc.
0.651% due 09/25/2047		6,077	3,060
0.661% due 07/25/2046		4,022	1,761
0.681% due 05/25/2046		2,737	1,163
0.691% due 05/25/2046		1,342	540
0.691% due 09/25/2047		46,379	8,523
0.731% due 05/25/2046		647	189
0.771% due 08/25/2036		900	114
Suntrust Alternative Loan Trust
0.821% due 04/25/2036		10,293	4,286
TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		600	413
WaMu Mortgage Pass-Through Certificates
0.691% due 07/25/2046		641	364
0.881% due 11/25/2045		600	138
0.881% due 12/25/2045		600	119
1.928% due 11/25/2034		1,259	422
2.956% due 02/25/2047		4,191	1,562
2.956% due 03/25/2047		3,361	1,254
2.996% due 01/25/2047		1,764	652
3.016% due 04/25/2047		2,604	1,147
3.066% due 07/25/2047		907	371
3.076% due 12/25/2046		1,614	607
4.019% due 01/25/2047		497	225
4.491% due 09/25/2033		965	832
5.339% due 01/25/2037		1,242	701
5.449% due 02/25/2037		4,469	2,670
5.526% due 04/25/2037		917	485
5.605% due 12/25/2036		903	523
5.606% due 12/25/2036		2,528	1,258
5.653% due 05/25/2037		1,852	1,246
5.706% due 02/25/2037		2,243	1,227
5.862% due 02/25/2037		2,666	1,877
5.929% due 09/25/2036		1,251	725
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.016% due 04/25/2047		921	270
3.226% due 05/25/2046		930	398
Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036		1,663	917

Total Mortgage-Backed Securities (Cost $228,752)			159,975

ASSET-BACKED SECURITIES 1.2%
Carrington Mortgage Loan Trust
0.591% due 02/25/2037		2,106	1,654
Credit-Based Asset Servicing & Securitization LLC
0.581% due 04/25/2036		3,287	3,142
Ford Credit Auto Owner Trust
2.615% due 06/15/2012		10,600	9,624
Franklin Auto Trust
2.088% due 06/20/2012		2,975	2,682
GSAA Trust
0.771% due 05/25/2047		700	143
GSAMP Trust
0.541% due 12/25/2036		629	455
1.515% due 03/25/2047		2,208	1,650
Lehman XS Trust
0.691% due 04/25/2046		542	214
0.701% due 06/25/2046		690	167
0.701% due 08/25/2046		636	152
0.711% due 09/25/2046		781	172
0.711% due 11/25/2046		751	162
Massachusetts Educational Financing Authority
4.485% due 04/25/2038		3,878	2,943
MASTR Asset-Backed Securities Trust
0.681% due 11/25/2036		3,200	742
Merrill Lynch First Franklin Mortgage Loan Trust
0.591% due 07/25/2037		21,300	13,571
Morgan Stanley Mortgage Loan Trust
0.701% due 02/25/2037		600	134
0.831% due 04/25/2037		800	291
5.750% due 04/25/2037		542	443
6.000% due 07/25/2047		554	249
Novastar Home Equity Loan
0.571% due 03/25/2037		3,962	3,554
RAAC Series 2007-SP2
0.871% due 06/25/2047		700	394
Residential Asset Securities Corp.
0.581% due 04/25/2037		2,281	2,027
Structured Asset Securities Corp.
0.621% due 05/25/2037		12,206	9,812
0.771% due 06/25/2035		24,784	13,701

Total Asset-Backed Securities (Cost $76,751)			68,078

FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%
Amadeus Global Travel Distribution S.A.
5.525% due 04/08/2013	EUR	5,183	3,244
5.525% due 07/01/2013		445	279
6.025% due 04/08/2014		5,183	3,274
6.025% due 07/01/2014		445	281
American International Group, Inc.
5.071% due 04/26/2011		5,500	4,371
Bombardier, Inc.
7.250% due 11/15/2016		15,225	13,016
Chesapeake Energy Corp.
6.250% due 01/15/2017		2,850	2,436
CIT Group, Inc.
4.241% due 11/30/2011		7,150	5,430
General Motors Corp.
8.375% due 07/05/2033		5,000	1,181
Hertz Corp.
7.875% due 01/01/2014		2,500	1,234
Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	6,451
Lighthouse International Co. S.A.
8.000% due 04/30/2014		15,975	10,659
M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	1,042
Nordic Telephone Co. Holdings ApS
4.509% due 11/30/2013		3,286	3,858
4.759% due 11/30/2014		6,067	7,164
8.250% due 05/01/2016		15,975	14,878
OI European Group BV
6.875% due 03/31/2017		3,725	3,858
Prosieben Media AG
5.951% due 05/09/2015		2,000	1,331
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		5,650	5,498
Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	5,866	5,106
Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	8,788
Telenet Bidco
7.892% due 08/01/2015		15,400	18,584
Unitymedia GmbH
8.750% due 02/15/2015		100	110
Unitymedia Hessen GmbH & Co. KG
7.702% due 04/15/2013		1,500	1,699
UPC Broadband Holding BV
4.636% due 12/31/2014		13,916	12,578
5.780% due 12/31/2014		5,500	4,971
UPC Holding BV
7.750% due 01/15/2014		1,700	1,867
8.000% due 11/01/2016		1,200	1,168

Total Foreign Currency-Denominated Issues (Cost $223,937)			144,356

	Shares
COMMON STOCKS 0.0%
Pride International, Inc. (c)		40,570	648
Reliant Energy, Inc. (c)		46,518	269
U.S. Airways Group, Inc.‘A’(c)		12,224	0

Total Common Stocks (Cost $1,824)			917

CONVERTIBLE PREFERRED STOCKS 2.2%
American International Group, Inc.
8.500% due 11/01/2016		102,200	869
Bank of America Corp.
7.250% due 11/01/2016		59,075	38,487
Citigroup, Inc.
6.500% due 12/31/2049		218,550	6,174
Fifth Third Bancorp
8.500% due 11/01/2016		50,000	4,054
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 11/01/2016		65,100	3,092
General Motors Corp.
5.250% due 03/06/2032		1,414,035	5,303
Lehman Brothers Holdings, Inc.
8.750% due 03/06/2032 (a)		6,700	2
Wachovia Corp.
7.500% due 03/06/2032		83,925	62,944

Total Convertible Preferred Stocks (Cost $162,958)			120,925

PREFERRED STOCKS 0.0%
Lehman Brothers Holdings, Inc.
8.160% due 03/06/2032 (a)		90,320	455
Merrill Lynch & Co., Inc.
2.376% due 03/06/2032		97,328	770

Total Preferred Stocks (Cost $9,277)			1,225

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.1%
Certificates Of Deposit 0.1%
Unicredito Italiano NY
1.795% due 05/15/2009		$4,950	4,919

Commercial Paper 0.2%
DnB NOR Bank ASA
2.350% due 02/17/2009		3,900	3,888
Nordea North America, Inc.
2.050% due 01/16/2009		9,600	9,593

			13,481

Repurchase Agreements 7.7%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		184,600	184,600
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 4.125% due 04/30/2010 - 05/15/2015 valued at $185,249. Repurchase proceeds are $184,600.)
0.080% due 01/06/2009		250,000	250,000
(Dated 12/30/2008. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $254,013. Repurchase proceeds are $250,001.)

			434,600

U.S. Cash Management Bills 0.7%
0.400% due 04/29/2009 - 05/15/2009 (d)(e)		41,050	40,819

U.S. Treasury Bills 7.4%
0.168% due 01/15/2009 - 06/11/2009 (d)(e)(f)		418,850	417,753

Total Short-Term Instruments (Cost $912,822)			911,572

Purchased Options (J) 3.0% (Cost $29,402)			166,828
Total Investments 105.1% (Cost $7,724,860)			$5,934,780
Written Options (k) (3.0%) (Premiums $31,310)			(169,585)
Other Assets and Liabilities (Net) (2.1%)			(118,625)

Net Assets 100.0%			$5,646,570

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Non-income producing security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $363,178 and cash of $22,470 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) Securities with an aggregate market value of $400 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $58,262 at a weighted average interest rate of 3.343%. On December 31, 2008, there were no open reverse repurchase agreements.

(h) Cash of $18,430 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	431	$1,963
90-Day Eurodollar June Futures	Long	06/2009	3,540	21,449
90-Day Eurodollar June Futures	Long	06/2010	434	1,505
90-Day Eurodollar March Futures	Long	03/2009	5,236	28,221
90-Day Eurodollar September Futures	Long	09/2009	3,143	17,885
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	909	1,691
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	14,122
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	404	3,540
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	1,074	3,529

				$93,905

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bombardier, Inc.	RBS	(1.950%)	06/20/2012	4.996%	$6,000	$544	$0	$544
Chesapeake Energy Corp.	RBS	(2.210%)	06/20/2017	8.209%	4,300	1,177	0	1,177
CMS Energy Corp.	CSFB	(1.550%)	03/20/2013	3.400%	4,975	335	0	335
Gap, Inc.	GSC	(1.020%)	09/20/2013	0.982%	10,000	(20)	0	(20)
JPMorgan Chase & Co.	DUB	(1.500%)	12/20/2018	1.113%	10,000	(328)	0	(328)
Knight, Inc.	RBS	(1.470%)	09/20/2012	3.750%	5,000	370	0	370
Lyondell Chemical Worldwide, Inc.	GSC	(2.950%)	12/20/2009	244.989%	5,000	3,532	1,525	2,007
RadioShack Corp.	CSFB	(2.050%)	09/20/2013	2.050%	3,000	(2)	0	(2)
Teco Finance, Inc.	RBS	(1.260%)	12/20/2017	3.593%	5,650	866	0	866
Univision Communications, Inc.	CITI	(5.000%)	06/20/2009	30.847%	6,000	668	210	458
Williams Cos., Inc.	CITI	(0.770%)	10/01/2010	3.738%	5,000	242	0	242
Windstream Corp.	BOA	(2.780%)	09/20/2013	2.907%	5,000	22	0	22

						$7,406	$1,735	$5,671

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GSC	5.000%	12/20/2013	7.945%	$11,250	$(1,163)	$(872)	$(291)
ARAMARK Corp.	GSC	4.500%	09/20/2013	6.329%	9,900	(657)	0	(657)
Biomet, Inc.	MSC	3.550%	03/20/2013	9.197%	1,500	(254)	0	(254)
Chesapeake Energy Corp.	CITI	5.000%	12/20/2013	9.320%	3,750	(541)	(188)	(353)
Chesapeake Energy Corp.	CSFB	5.000%	12/20/2013	9.320%	3,750	(540)	(161)	(379)
Chesapeake Energy Corp.	GSC	5.000%	12/20/2013	9.320%	3,750	(540)	(112)	(428)
Chesapeake Energy Corp.	RBS	2.050%	06/20/2013	9.329%	7,500	(1,716)	0	(1,716)
Chrysler Financial	DUB	5.250%	09/20/2012	31.500%	3,500	(1,622)	0	(1,622)
CIT Group, Inc.	JPM	5.000%	12/20/2009	7.612%	5,000	(99)	(625)	526
Community Health Systems, Inc.	GSC	4.570%	09/20/2013	8.621%	24,700	(3,389)	0	(3,389)
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	8.753%	22,500	(2,946)	(2,231)	(715)
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	8.753%	3,750	(491)	(366)	(125)
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	5.613%	1,500	(90)	0	(90)
Dynegy Holdings, Inc.	CITI	4.550%	09/20/2013	9.910%	625	(104)	0	(104)
El Paso Corp.	CITI	2.550%	09/20/2013	8.390%	7,000	(1,354)	0	(1,354)
El Paso Corp.	CITI	5.000%	12/20/2013	8.354%	3,750	(427)	(107)	(320)
El Paso Corp.	GSC	5.000%	12/20/2013	8.354%	12,750	(1,451)	(330)	(1,121)
Ford Motor Co.	MLP	4.850%	12/20/2010	72.559%	18,000	(11,286)	0	(11,286)
General Electric Capital Corp.	CITI	4.100%	12/20/2013	3.708%	8,250	143	0	143
General Motors Corp.	MLP	5.000%	12/20/2009	140.508%	9,700	(6,781)	(5,674)	(1,107)
Georgia-Pacific Corp.	MSC	3.800%	03/20/2013	6.958%	1,500	(131)	0	(131)
Georgia-Pacific LLC	BOA	5.150%	06/20/2013	9.620%	2,800	(400)	0	(400)
Georgia-Pacific LLC	CITI	4.550%	09/20/2013	9.705%	4,000	(685)	0	(685)
Georgia-Pacific LLC	CITI	4.700%	09/20/2013	9.705%	5,000	(830)	0	(830)
Georgia-Pacific LLC	CITI	4.650%	06/20/2015	9.458%	350	(67)	0	(67)
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	9.780%	3,750	(614)	(338)	(276)
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	9.780%	9,000	(1,472)	(799)	(673)
Georgia-Pacific LLC	MLP	3.400%	12/20/2012	9.420%	3,000	(536)	0	(536)
Georgia-Pacific LLC	MLP	3.600%	12/20/2012	9.420%	5,000	(864)	0	(864)
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	9.780%	5,250	(859)	(479)	(380)
GMAC LLC	BOA	7.000%	12/20/2012	8.147%	2,500	(85)	0	(85)
GMAC LLC	BOA	5.000%	09/20/2013	8.063%	40,000	(4,377)	(10,500)	6,123
GMAC LLC	DUB	5.000%	03/20/2012	8.272%	3,000	(258)	(465)	207
GMAC LLC	DUB	6.350%	12/20/2012	8.147%	3,650	(201)	0	(201)
GMAC LLC	GSC	6.800%	12/20/2012	8.147%	5,000	(203)	0	(203)
GMAC LLC	JPM	2.110%	03/20/2012	8.272%	10,000	(1,647)	0	(1,647)
GMAC LLC	MLP	5.000%	03/20/2010	9.378%	1,500	(72)	(146)	74
GMAC LLC	MSC	6.560%	12/20/2012	8.147%	11,500	(555)	0	(555)
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	10.345%	3,800	(782)	0	(782)
HCA, Inc.	BOA	4.650%	09/20/2013	10.586%	3,000	(573)	0	(573)
HCA, Inc.	CITI	2.000%	09/20/2012	9.854%	4,400	(836)	0	(836)
Lyondell Chemical Co.	MLP	2.950%	12/20/2009	244.989%	5,000	(3,544)	0	(3,544)
Nortel Networks Corp.	CITI	5.000%	03/20/2013	88.208%	17,000	(12,472)	(2,550)	(9,922)
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	5.682%	3,750	(94)	(42)	(52)
NRG Energy, Inc.	GSC	4.200%	09/20/2013	5.537%	6,875	(339)	0	(339)
NRG Energy, Inc.	JPM	5.380%	12/20/2013	5.682%	4,500	(45)	0	(45)
NRG Energy, Inc.	MLP	5.500%	12/20/2013	5.682%	5,250	(28)	0	(28)
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	12.274%	1,100	(257)	0	(257)
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	12.274%	5,000	(1,199)	0	(1,199)
RH Donnelley Corp.	GSC	5.000%	03/20/2009	82.698%	3,000	(449)	(270)	(179)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	0.740%	03/20/2009	11.299%	12,500	(258)	0	(258)
Russia Government International Bond	BCLY	0.760%	02/20/2009	11.292%	21,500	(256)	0	(256)
Sanmina-SCI Corp.	CSFB	4.220%	09/20/2012	16.332%	1,000	(283)	0	(283)
Sanmina-SCI Corp.	MLP	6.430%	06/20/2013	16.481%	3,000	(767)	0	(767)
SLM Corp.	BCLY	5.000%	12/20/2013	8.265%	4,700	(509)	(517)	8
SLM Corp.	BOA	1.730%	06/20/2012	9.113%	9,000	(1,710)	0	(1,710)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	13.737%	7,000	(192)	0	(192)
Sungard Data Systems, Inc.	DUB	4.500%	09/20/2013	8.418%	4,000	(519)	0	(519)
Sungard Data Systems, Inc.	MSC	3.800%	03/20/2013	6.720%	1,500	(129)	0	(129)
Univision Communications, Inc.	CITI	5.000%	06/20/2013	40.530%	6,000	(3,899)	(1,320)	(2,579)

						$(78,304)	$(28,092)	$(50,212)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	DUB	4.000%	12/20/2010	$3,000	$(208)	$0	$(208)
CDX.HY-9 Index 25-35%	MLP	4.530%	12/20/2010	51,800	(3,071)	0	(3,071)
CDX.HY-9 Index 25-35%	MLP	3.230%	12/20/2012	35,600	(7,853)	0	(7,853)
CDX.HY-9 Index 35-100%	MLP	1.550%	12/20/2010	9,466	(130)	0	(130)
CDX.HY-9 Index 35-100%	MLP	1.670%	12/20/2010	8,239	(95)	0	(95)
CDX.HY-10 Index 25-35%	MLP	6.520%	06/20/2013	2,000	(285)	0	(285)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,751	61	0	61
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,667	82	0	82
CDX.IG-11 5-Year Index	GSC	1.500%	12/20/2013	105,700	(2,062)	(707)	(1,355)
CMBX.NA AAA 3 Index	GSC	0.080%	12/13/2049	18,500	(5,514)	(6,663)	1,149
CMBX.NA AAA 5 Index	GSC	0.350%	02/15/2051	15,000	(4,740)	(5,541)	801
CMBX.NA AAA 5 Index	JPM	0.350%	02/15/2051	15,000	(4,735)	(5,611)	876

					$(28,550)	$(18,522)	$(10,028)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BR	L478,100	$(13,107)	$(1,048)	$(12,059)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(1,215)	(325)	(890)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(54)	(4)	(50)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(5,533)	(368)	(5,165)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	516	168	348
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	617	106	511
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	548	189	359
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	23,519	716	22,803
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		85,700	3,859	2,003	1,856
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		76,100	6,651	1,522	5,129
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		30,700	2,683	(183)	2,866
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		30,200	2,640	1,477	1,163
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	BCLY		4,510	440	361	79
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	BOA		6,000	584	449	135
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	CSFB		38,820	3,782	3,115	667
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		49,900	4,861	3,743	1,118
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		91,800	19,981	6,287	13,694
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		66,060	14,378	4,775	9,603
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		23,000	(6,300)	229	(6,529)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		98,600	(27,009)	135	(27,144)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		3,800	(1,041)	(48)	(993)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		4,000	(559)	(484)	(75)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		2,700	(377)	(326)	(51)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		9,700	(3,283)	0	(3,283)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		78,500	(26,567)	(372)	(26,195)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		71,400	(24,164)	764	(24,928)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,700	(38)	(145)	107
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		900	(21)	(56)	35
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		2,200	(50)	(103)	53
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		800	(364)	(74)	(290)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		241,500	(109,832)	(7,519)	(102,313)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,500	(2,046)	69	(2,115)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		600	(273)	(49)	(224)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,000	(3,184)	237	(3,421)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		800	(364)	(76)	(288)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		88,600	(40,294)	1,137	(41,431)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		29,300	(13,325)	(319)	(13,006)

							$(193,941)	$15,983	$(209,924)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	NRG Energy, Inc.	255,400	3.516%	$5,583	01/23/2009	MLP	$334
Receive	Motorola, Inc.	181,100	3.670%	922	01/23/2009	MLP	(117)
Receive	SandRidge Energy, Inc.	402,600	3.785%	4,026	01/23/2009	MLP	(1,580)

							$(1,363)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$77,184
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	13,934
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	34,491
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	35,888
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	126,500	1,188	5,331

							$29,402	$166,828

(k) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	$452,000	$11,707	$75,758
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	11,414
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	05/06/2009	87,100	1,603	5,280
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009	87,100	1,655	158
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,573	36,148
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,508	35,281
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	42,500	1,155	5,546

							$31,310	$169,585

(l) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$14,728	$14,710	0.26%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,989	23,533	0.42%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 06/03/2008	12,395	11,820	0.21%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,973	7,102	0.13%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,898	4,975	0.09%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,034	2,580	0.04%

				$71,017	$64,720	1.15%

(m) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	01/01/2039	$4,000	$4,115	$4,118
Freddie Mac	5.000%	01/01/2024	800	813	818

				$4,928	$4,936

(n) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	146,620	02/2009	$212	$0	$212
Sell		BCLY	100,955	02/2009	0	(747)	(747)
Sell		JPM	14,227	02/2009	0	(92)	(92)
Sell		UBS	31,438	02/2009	0	(599)	(599)
Sell	CHF	BOA	697	01/2009	0	(20)	(20)
Buy		MSC	697	03/2009	70	0	70
Buy	CNY	BCLY	22,489	07/2009	0	(260)	(260)
Buy		DUB	67,956	07/2009	0	(747)	(747)
Buy		HSBC	44,594	07/2009	0	(409)	(409)
Buy		JPM	92,668	07/2009	0	(1,035)	(1,035)
Buy	EUR	BCLY	2,862	01/2009	397	0	397
Buy		HSBC	2,288	01/2009	0	(91)	(91)
Buy		MSC	1,700	01/2009	1	0	1
Sell		MSC	8,297	01/2009	0	(87)	(87)
Sell		RBS	112,893	01/2009	0	(14,268)	(14,268)
Sell	GBP	BCLY	8,048	01/2009	352	0	352
Sell		CITI	12,513	01/2009	562	0	562
Buy		DUB	3,749	01/2009	0	(340)	(340)
Sell		MSC	1,742	01/2009	115	0	115
Buy		RBS	9,827	01/2009	0	(806)	(806)
Sell		UBS	11,095	01/2009	504	0	504
Sell	JPY	BCLY	13,627	01/2009	0	(7)	(7)
Sell		CITI	13,708	01/2009	0	(7)	(7)
Sell		UBS	25,395	01/2009	0	(14)	(14)
Buy	MXN	BCLY	2,175	05/2009	0	(8)	(8)
Sell		BCLY	1,680	05/2009	6	0	6
Sell		JPM	495	05/2009	3	0	3
Buy	MYR	BCLY	65,033	02/2009	192	0	192
Sell		BCLY	96,766	02/2009	0	(593)	(593)
Sell		CITI	32,495	02/2009	0	(568)	(568)
Buy		DUB	28,350	02/2009	56	0	56
Buy		JPM	35,878	02/2009	296	0	296
Buy		BCLY	14,777	04/2009	38	0	38
Sell		BCLY	48,981	04/2009	0	(107)	(107)
Buy		BOA	10,616	04/2009	33	0	33
Buy		CITI	21,342	04/2009	87	0	87
Buy		HSBC	24,456	04/2009	196	0	196
Sell		JPM	22,210	04/2009	14	0	14
Buy	PHP	BCLY	172,400	02/2009	0	(229)	(229)
Buy		CITI	313,075	02/2009	334	0	334
Sell		CITI	1,093,531	02/2009	0	(1,128)	(1,128)
Buy		DUB	691,270	02/2009	122	(137)	(15)
Buy		HSBC	207,440	02/2009	0	(286)	(286)
Buy		JPM	292,214	02/2009	0	(317)	(317)
Sell		JPM	944,168	02/2009	0	(629)	(629)
Buy		MLP	65,500	02/2009	0	(105)	(105)
Buy		MSC	231,600	02/2009	0	(330)	(330)
Buy		RBS	64,200	02/2009	0	(104)	(104)
Buy		BCLY	27,094	05/2009	13	0	13
Buy		CITI	666,332	05/2009	100	(11)	89
Sell		CITI	893,731	05/2009	0	(1,278)	(1,278)
Buy		JPM	200,305	05/2009	39	0	39
Buy		LEH	43,700	12/2010	0	(57)	(57)
Sell		LEH	43,700	12/2010	0	(15)	(15)
Buy	RUB	BCLY	676,705	05/2009	0	(4,667)	(4,667)
Sell		DUB	515,917	05/2009	1,335	0	1,335
Sell		HSBC	269,491	05/2009	930	0	930
Sell		JPM	304,592	05/2009	573	0	573
Buy		UBS	487,266	05/2009	0	(5,888)	(5,888)
Sell		UBS	73,971	05/2009	61	0	61
Buy	SGD	CITI	19,031	04/2009	150	0	150
Sell		CITI	41,817	04/2009	41	(705)	(664)
Buy		DUB	12,085	04/2009	186	0	186
Buy		HSBC	4,710	04/2009	44	0	44
Buy		UBS	5,991	04/2009	102	0	102
Sell		CITI	7,174	07/2009	33	0	33
Buy		HSBC	7,174	07/2009	11	0	11
Buy		LEH	7,390	12/2010	0	(345)	(345)
Sell		LEH	7,390	12/2010	63	0	63

					$7,271	$(37,036)	$(29,765)

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$68,783	$5,763,621	$102,376	$5,934,780
Short Sales, at value	0	(4,936)	0	(4,936)
Other Financial Instruments++	93,905	(463,584)	(1,622)	(371,301)

Total	$162,688	$5,295,101	$100,754	$5,558,543

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$110,825	$18,761	$(326)	$97	$(35,210)	$8,229	$102,376
Other Financial Instruments++	(1,183)	0	0	665	(1,475)	371	(1,622)

Total	$109,642	$18,761	$(326)	$762	$(36,685)	$8,600	$100,754

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Municipal Bond Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.8%
American International Group, Inc.
4.700% due 10/01/2010	$500	$442
8.175% due 05/15/2058	1,600	623
8.250% due 08/15/2018	400	293
Bank of America Corp.
8.000% due 12/29/2049	3,600	2,593
Citigroup, Inc.
8.400% due 04/29/2049	1,050	695
SLM Corp.
4.500% due 07/26/2010	700	608
Wells Fargo Capital XIII
7.700% due 12/29/2049	500	413

Total Corporate Bonds & Notes (Cost $7,735)		5,667

MUNICIPAL BONDS & NOTES 89.5%
Alabama 1.3%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	39
Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	469
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	158
5.250% due 03/01/2036	500	303
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	967

		1,936

Alaska 0.5%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	804

Arizona 4.2%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	829
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	683
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	632
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	997
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,026
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	641
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,429

		6,237

California 2.6%
California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	419
7.000% due 10/01/2039	500	368
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	750
9.000% due 11/01/2017	500	453
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	563
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	187
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.050% due 05/15/2030	1,750	803
Yosemite, California Community College District General Obligation Bonds, (FSA Insured), Series 2008
0.000% due 08/01/2025	1,000	382

		3,925

Colorado 6.2%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	501
5.750% due 05/15/2037	855	538
5.750% due 12/01/2037	1,000	612
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,181
5.900% due 08/01/2037	1,000	565
Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,400	919
Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	962
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,250	1,815
Colorado State School of Mines Revenue Bonds, Series 2008
1.200% due 12/01/2037	350	350
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	302
5.450% due 12/01/2034	1,000	562
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	279
Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	432
Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	267

		9,285

Florida 4.6%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	455	263
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700	423
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	167
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	591
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,181
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,237
Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	832
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	438
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,003
University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	697

		6,832

Georgia 1.2%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	133
Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	822
LaGrange & Troup Counties, Georgia Hospital Authority General Obligation Bonds, Series 2008
5.500% due 07/01/2038	1,000	839

		1,794

Idaho 0.5%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300	773

Illinois 7.7%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	566
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 01/01/2033	1,550	1,262
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	958
Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,431
Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	590
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	114
Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	814
5.500% due 05/15/2037	750	408
6.100% due 12/01/2041	1,650	992
7.000% due 12/01/2037	1,000	674
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	655
Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	994
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	760
6.625% due 06/01/2037	1,000	640
Will County, Illinois Community High School District No. 210 General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 01/01/2022	1,300	660

		11,518

Indiana 1.1%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	50
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	636
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	983

		1,669

Iowa 2.2%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	642
Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	110
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	514
5.500% due 11/15/2037	1,550	805
5.625% due 12/01/2045	2,000	1,052
Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	134

		3,257

Kansas 1.2%
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	684
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	513
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	136
5.125% due 05/15/2042	250	133
5.500% due 08/01/2021	250	170
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	130

		1,766

Louisiana 0.9%
Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,220	1,316

Maryland 1.8%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	416
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	555
5.300% due 01/01/2037	300	138
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	635
Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	985	957

		2,701

Massachusetts 1.0%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	759
6.750% due 10/15/2037	1,250	804

		1,563

Michigan 3.8%
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	795	410
Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	126
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	85	75
Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	965	557
Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	147
Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	254
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	664
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	693
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (e)	230	171
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	1,457
6.500% due 09/01/2037	1,000	699
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	418

		5,671

Minnesota 2.7%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	261
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	490
5.750% due 10/01/2037	1,500	865
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	908
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	119
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	686
North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	148
Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	321
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	277

		4,075

Mississippi 0.9%
Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,319

Missouri 2.2%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,242
6.000% due 07/01/2037	750	448
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	227
Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	136
5.550% due 10/01/2036	45	24
Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	347
Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	885

		3,309

Montana 0.2%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	328

New Jersey 4.2%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,071
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	32
New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	550
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	815
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	389
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,000	3,404

		6,261

New Mexico 0.5%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	324
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	438

		762

New York 3.3%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	92
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	291
6.700% due 01/01/2043	1,500	1,026
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	91
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	1,250	1,105
New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	647
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2005
2.000% due 11/01/2035	1,700	1,700

		4,952

North Carolina 1.4%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	79
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	44
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	29
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	569
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	541
6.000% due 04/01/2038	500	306
Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	572

		2,140

Ohio 3.1%
Allen County, Ohio Revenue Bonds, Series 2008
1.350% due 10/01/2031	1,200	1,200
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	613
5.875% due 06/01/2047	3,500	1,905
6.000% due 06/01/2042	1,520	866

		4,584

Pennsylvania 7.0%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	451
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	1,696
Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	465
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	325
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	333
Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	182
6.375% due 07/01/2030	1,000	712
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	88
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	2,306
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	160
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,514
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	406
Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	282
Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,204
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	301

		10,425

Puerto Rico 0.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	309
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	900	719

		1,028

Rhode Island 0.1%
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	138

South Carolina 1.9%
South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.950% due 10/01/2039	200	200
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,167
6.000% due 11/15/2037	2,000	1,256
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	163

		2,786

South Dakota 0.2%
South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2008
5.250% due 07/01/2038	355	237

Tennessee 2.0%
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	452
Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	21
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,250	800
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	1,000	750
5.250% due 09/01/2024	1,375	970

		2,993

Texas 11.6%
Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	1,250	402
Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,217
8.250% due 05/01/2033	1,300	819
Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	255
Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	759
Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	258
Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	319
Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	611
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, (MBIA Insured), Series 1999
2.500% due 10/01/2029	1,590	1,590
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	763
HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	283
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	54
6.125% due 07/15/2027	45	24
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	55
6.750% due 07/01/2029	1,000	542
Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	181
Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,000	637
Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	452
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	130
5.750% due 01/01/2033	1,600	1,355
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	231
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	871
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,250	908
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	467
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,000	788
Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	1,758
Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	26
Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,041
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	538

		17,334

Utah 3.0%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	343
5.700% due 11/15/2036	1,000	637
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,079
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	1,585
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	448
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	379

		4,471

Virginia 1.2%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	48
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	316
Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	746
Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	638

		1,748

Washington 0.8%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	721
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	459

		1,180

West Virginia 1.1%
West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,117
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985	565

		1,682

Wisconsin 0.6%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	722
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	148

		870

Total Municipal Bonds & Notes (Cost $200,607)		133,669

MORTGAGE-BACKED SECURITIES 0.4%
Countrywide Alternative Loan Trust
3.756% due 11/25/2035	414	211
Residential Accredit Loans, Inc.
0.621% due 02/25/2047	896	309

Total Mortgage-Backed Securities (Cost $786)		520

	Shares
CONVERTIBLE PREFERRED STOCKS 0.5%
American International Group, Inc.
8.500% due 02/25/2047	7,700	65
Wachovia Corp.
7.500% due 02/25/2047	1,000	750

Total Convertible Preferred Stocks (Cost $1,577)		815

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.0%
U.S. Cash Management Bills 0.4%
0.674% due 04/29/2009 - 05/15/2009 (a)(c)	$670	666

U.S. Treasury Bills 5.6%
0.506% due 01/22/2009 - 06/11/2009 (a)(c)	8,340	8,320

Total Short-Term Instruments (Cost $9,008)		8,986

Total Investments 100.2% (Cost $219,713)		$149,657
Other Assets and Liabilities (Net) (0.2%)		(257)

Net Assets 100.0%		$149,400

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Securities with an aggregate market value of $8,986 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.580%	$5,000	$(433)	$0	$(433)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	4.190%	5,000	(631)	0	(631)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.890%	5,000	(593)	0	(593)

						$(1,657)	$0	$(1,657)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$33,000	$(2,402)	$(661)	$(1,741)
MCDX.NA-11 5-Year Index	JPM	0.900%	12/20/2013	5,000	(276)	(329)	53

					$(2,678)	$(990)	$(1,688)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	$2,100	$(293)	$(255)	$(38)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	8,499	(3,866)	242	(4,108)

						$(4,159)	$(13)	$(4,146)

(e) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	$230	$171	0.11%

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$816	$148,841	$0	$149,657
Other Financial Instruments++	0	(6,320)	(1,171)	(7,491)

Total	$816	$142,521	$(1,171)	$142,166

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	0	0	0	0	0	(1,171)	(1,171)

Total	$0	$0	$0	$0	$0	$(1,171)	$(1,171)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments Income Fund December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Daimler Finance North America LLC
6.000% due 08/03/2012		$494	$260
Ford Motor Co.
5.000% due 12/16/2013		248	101

Total Bank Loan Obligations (Cost $699)			361

CORPORATE BONDS & NOTES 17.5%
Banking & Finance 8.6%
AES Ironwood LLC
8.857% due 11/30/2025		85	74
American Express Bank FSB
5.500% due 04/16/2013		250	237
American Express Centurion Bank
1.589% due 06/12/2012		2,000	1,648
American Express Co.
7.000% due 03/19/2018		325	329
American International Group, Inc.
4.250% due 05/15/2013		500	369
5.850% due 01/16/2018		2,100	1,410
8.175% due 05/15/2058		1,075	419
8.250% due 08/15/2018		275	201
ANZ National International Ltd.
6.200% due 07/19/2013		175	169
Bank of America Corp.
6.000% due 09/01/2017		500	509
8.000% due 12/29/2049		3,525	2,539
Barclays Bank PLC
7.434% due 09/29/2049		100	51
7.700% due 04/29/2049		275	182
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,041
6.950% due 08/10/2012		137	142
Chukchansi Economic Development Authority
8.000% due 11/15/2013		25	12
CIT Group, Inc.
2.425% due 02/13/2012		2,640	2,074
3.796% due 07/28/2011		1,400	1,150
Citigroup Capital XXI
8.300% due 12/21/2057		175	135
Citigroup, Inc.
5.500% due 04/11/2013		20	19
6.000% due 08/15/2017		500	499
8.400% due 04/29/2049		2,325	1,538
Credit Suisse New York
5.000% due 05/15/2013		4,000	3,853
El Paso Performance-Linked Trust
7.750% due 07/15/2011		250	218
Ferrellgas Escrow LLC
6.750% due 05/01/2014		67	47
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		80	55
7.375% due 10/28/2009		60	53
7.800% due 06/01/2012		125	88
8.000% due 12/15/2016		650	424
General Electric Capital Corp.
3.322% due 11/01/2012		790	654
4.644% due 04/10/2012		1,060	900
GMAC LLC
6.875% due 08/28/2012		600	455
8.000% due 11/01/2031		290	170
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		75	71
6.150% due 04/01/2018		50	48
6.250% due 09/01/2017		500	486
6.750% due 10/01/2037		250	204
HBOS PLC
6.750% due 05/21/2018		100	88
International Lease Finance Corp.
4.875% due 09/01/2010		500	392
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		250	253
KRATON Polymers LLC
8.125% due 01/15/2014		50	20
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		25	2
6.625% due 01/18/2012 (a)		100	10
6.750% due 12/28/2017 (a)		100	0
6.875% due 05/02/2018 (a)		100	10
Merrill Lynch & Co., Inc.
4.485% due 05/12/2010		75	72
6.875% due 04/25/2018		200	210
Morgan Stanley
5.950% due 12/28/2017		300	249
NSG Holdings LLC
7.750% due 12/15/2025		125	98
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		400	159
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	64
SLM Corp.
3.695% due 07/26/2010		50	43
3.765% due 10/25/2011		1,060	813
8.450% due 06/15/2018		25	20
Tenneco, Inc.
8.125% due 11/15/2015		150	70
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		125	79
UBS AG
5.750% due 04/25/2018		100	91
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	55
Universal City Florida Holding Co. I & II
7.942% due 05/01/2010		65	28
8.375% due 05/01/2010		50	23
Ventas Realty LP
6.625% due 10/15/2014		20	15
6.750% due 04/01/2017		175	134
7.125% due 06/01/2015		25	20
Wachovia Corp.
7.980% due 02/28/2049		400	342
Wells Fargo Capital XIII
7.700% due 12/29/2049		1,000	826
Wells Fargo Capital XV
9.750% due 12/29/2049		375	379

			27,038

Industrials 6.9%
Actuant Corp.
6.875% due 06/15/2017		90	68
Allied Waste North America, Inc.
7.250% due 03/15/2015		215	200
Allison Transmission, Inc.
11.000% due 11/01/2015		170	84
American Stores Co.
8.000% due 06/01/2026		250	158
AmeriGas Partners LP
7.125% due 05/20/2016		230	185
7.250% due 05/20/2015		100	82
Anadarko Petroleum Corp.
5.950% due 09/15/2016		500	442
ARAMARK Corp.
6.692% due 02/01/2015		50	38
8.500% due 02/01/2015		175	159
ArvinMeritor, Inc.
8.125% due 09/15/2015		335	152
Berry Plastics Corp.
9.502% due 02/15/2015		155	108
Berry Plastics Holding Corp.
8.875% due 09/15/2014		75	33
Biomet, Inc.
10.000% due 10/15/2017		340	328
10.375% due 10/15/2017 (b)		50	40
11.625% due 10/15/2017		315	271
Bombardier, Inc.
8.000% due 11/15/2014		100	88
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		500	437
Cascades, Inc.
7.250% due 02/15/2013		25	13
Celestica, Inc.
7.875% due 07/01/2011		310	284
Charter Communications Operating LLC
8.000% due 04/30/2012		70	58
8.375% due 04/30/2014		75	58
Chesapeake Energy Corp.
7.250% due 12/15/2018		100	78
7.500% due 06/15/2014		250	212
Colorado Interstate Gas Co.
5.950% due 03/15/2015		50	42
Comcast Corp.
5.900% due 03/15/2016		500	478
Community Health Systems, Inc.
8.875% due 07/15/2015		440	407
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		155	91
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		200	61
Crown Americas LLC
7.625% due 11/15/2013		135	134
CSC Holdings, Inc.
6.750% due 04/15/2012		75	69
7.625% due 04/01/2011		25	24
7.625% due 07/15/2018		325	255
7.875% due 02/15/2018		30	24
DaVita, Inc.
6.625% due 03/15/2013		100	96
7.250% due 03/15/2015		115	110
Delhaize America, Inc.
8.050% due 04/15/2027		25	23
Devon Financing Corp. ULC
6.875% due 09/30/2011		500	505
Dex Media West LLC
8.500% due 08/15/2010		150	92
9.875% due 08/15/2013		25	6
DirecTV Holdings LLC
8.375% due 03/15/2013		180	180
Dynegy Holdings, Inc.
7.125% due 05/15/2018		25	15
7.500% due 06/01/2015		575	405
Eaton Vance Corp.
6.500% due 10/02/2017		1,000	888
EchoStar DBS Corp.
6.375% due 10/01/2011		25	23
7.000% due 10/01/2013		145	127
7.125% due 02/01/2016		330	277
El Paso Corp.
7.800% due 08/01/2031		325	213
8.050% due 10/15/2030		25	16
Enterprise Products Operating LLC
7.034% due 01/15/2068		50	24
8.375% due 08/01/2066		320	176
Ferrellgas Partners LP
6.750% due 05/01/2014		100	70
8.750% due 06/15/2012		185	130
First Data Corp.
9.875% due 09/24/2015		515	314
Ford Motor Co.
9.215% due 09/15/2021		25	6
Freeport-McMoRan Copper & Gold, Inc.
7.084% due 04/01/2015		50	33
8.375% due 04/01/2017		250	205
Freescale Semiconductor, Inc.
5.871% due 12/15/2014		25	9
8.875% due 12/15/2014		75	33
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		100	96
Gaz Capital S.A.
8.146% due 04/11/2018		100	71
General Motors Corp.
7.700% due 04/15/2016		170	32
8.250% due 07/15/2023		75	13
Georgia-Pacific LLC
7.000% due 01/15/2015		510	436
7.700% due 06/15/2015		215	164
8.000% due 01/15/2024		175	119
Goodyear Tire & Rubber Co.
7.857% due 08/15/2011		125	104
Harrah’s Operating Co., Inc.
10.750% due 02/01/2016		200	58
HCA, Inc.
9.125% due 11/15/2014		250	232
9.250% due 11/15/2016		700	644
Hertz Corp.
8.875% due 01/01/2014		220	136
Ineos Group Holdings PLC
8.500% due 02/15/2016		275	26
Intergen NV
9.000% due 06/30/2017		175	144
Meritor Automotive, Inc.
6.800% due 02/15/2009		30	29
MGM Mirage
6.625% due 07/15/2015		125	77
Nalco Co.
8.875% due 11/15/2013		75	64
New Albertson’s, Inc.
7.450% due 08/01/2029		125	74
Newfield Exploration Co.
7.125% due 05/15/2018		100	80
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		305	215
Nortel Networks Ltd.
9.002% due 07/15/2011		390	99
10.125% due 07/15/2013		25	7
NPC International, Inc.
9.500% due 05/01/2014		100	73
OPTI Canada, Inc.
8.250% due 12/15/2014		165	90
President and Fellows of Harvard College
5.625% due 10/01/2038		1,000	1,003
Quebecor Media, Inc.
7.750% due 03/15/2016		350	238
Qwest Communications International, Inc.
7.500% due 02/15/2014		275	198
RH Donnelley Corp.
8.875% due 01/15/2016		245	38
8.875% due 10/15/2017		375	58
SandRidge Energy, Inc.
8.000% due 06/01/2018		525	294
Sanmina-SCI Corp.
8.125% due 03/01/2016		100	40
Seagate Technology HDD Holdings
4.722% due 10/01/2009		300	276
SemGroup LP
8.750% due 11/15/2015 (a)		250	10
Sensata Technologies BV
8.000% due 05/01/2014		300	136
Service Corp. International
7.625% due 10/01/2018		75	56
Sonat, Inc.
7.625% due 07/15/2011		200	183
Suburban Propane Partners LP
6.875% due 12/15/2013		60	50
Sungard Data Systems, Inc.
9.125% due 08/15/2013		320	278
Times Square Hotel Trust
8.528% due 08/01/2026		2,292	2,295
TRW Automotive, Inc.
7.000% due 03/15/2014		25	13
7.250% due 03/15/2017		300	154
United Airlines, Inc.
7.730% due 07/01/2010		53	49
United Rentals North America, Inc.
6.500% due 02/15/2012		190	151
UnitedHealth Group, Inc.
6.000% due 02/15/2018		3,300	3,050
Verso Paper Holdings LLC
9.125% due 08/01/2014		195	78
West Corp.
9.500% due 10/15/2014		220	122
Willamette Industries, Inc.
6.450% due 08/19/2009		50	51
Williams Cos., Inc.
7.625% due 07/15/2019		250	196
Windstream Corp.
8.625% due 08/01/2016		425	378
Wynn Las Vegas LLC
6.625% due 12/01/2014		140	107
Xerox Corp.
7.125% due 06/15/2010		75	71

			21,793

Utilities 2.0%
AES Corp.
8.000% due 10/15/2017		325	268
8.000% due 06/01/2020		50	39
8.875% due 02/15/2011		50	47
Cincinnati Bell, Inc.
7.000% due 02/15/2015		145	112
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	309
Edison Mission Energy
7.200% due 05/15/2019		385	318
Energy Future Holdings Corp.
10.875% due 11/01/2017		270	193
11.250% due 11/01/2017 (b)		75	37
Frontier Communications Corp.
6.625% due 03/15/2015		50	37
7.125% due 03/15/2019		240	162
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)		25	2
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		75	62
8.625% due 11/14/2011		25	24
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		285	214
Knight, Inc.
5.150% due 03/01/2015		50	37
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		120	108
NGPL PipeCo. LLC
7.119% due 12/15/2017		100	90
7.768% due 12/15/2037		1,000	817
NRG Energy, Inc.
7.375% due 02/01/2016		710	662
7.375% due 01/15/2017		125	115
PSEG Energy Holdings LLC
8.500% due 06/15/2011		250	237
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		100	98
7.900% due 08/15/2010		50	46
Qwest Corp.
6.500% due 06/01/2017		400	298
7.875% due 09/01/2011		100	92
8.875% due 03/15/2012		150	139
Reliant Energy, Inc.
6.750% due 12/15/2014		270	244
Sprint Capital Corp.
6.375% due 05/01/2009		50	50
6.900% due 05/01/2019		300	213
7.625% due 01/30/2011		25	21
8.750% due 03/15/2032		350	237
Sprint Nextel Corp.
6.000% due 12/01/2016		160	113
Telesat Canada
11.000% due 11/01/2015		175	126
Tenaska Alabama Partners LP
7.000% due 06/30/2021		45	35
Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2015		490	350
10.500% due 11/01/2016 (b)		400	202
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		160	132

			6,286

Total Corporate Bonds & Notes (Cost $66,121)			55,117

CONVERTIBLE BONDS & NOTES 0.0%
Chesapeake Energy Corp.
2.250% due 12/15/2038		150	68
2.500% due 05/15/2037		100	59

Total Convertible Bonds & Notes (Cost $176)			127

U.S. GOVERNMENT AGENCIES 86.7%
Fannie Mae
0.591% due 03/25/2034		34	33
0.621% due 08/25/2034		19	18
0.671% due 10/27/2037		4,000	3,402
0.821% due 11/25/2032 - 03/25/2044		109	105
0.869% due 11/25/2021		19	18
0.871% due 06/25/2029 - 08/25/2036		151	142
0.919% due 07/25/2021		32	31
1.169% due 08/25/2022		15	12
1.269% due 05/25/2022		14	14
1.284% due 04/18/2028 - 09/18/2031		31	30
1.319% due 05/25/2018 - 10/25/2020		63	61
1.369% due 04/25/2021 - 10/25/2021		127	124
1.610% due 04/25/2023		18	17
1.630% due 03/25/2022		29	28
1.669% due 01/25/2024		50	49
1.680% due 09/25/2022		14	14
1.730% due 01/25/2022		86	83
1.769% due 11/25/2021		65	64
3.625% due 09/25/2022		16	15
3.678% due 10/01/2044		25	24
3.878% due 10/01/2040		335	331
3.940% due 04/01/2017		7	7
3.943% due 07/01/2017 - 07/01/2018		122	122
3.948% due 09/01/2017 - 03/01/2033		226	227
3.954% due 07/01/2026		18	18
3.969% due 08/01/2026		21	21
3.982% due 03/01/2020		13	13
4.000% due 08/01/2018 - 12/01/2020		55	55
4.104% due 01/01/2018		84	83
4.114% due 05/01/2034		435	423
4.211% due 12/01/2035		26	26
4.242% due 03/01/2034		86	84
4.247% due 12/01/2033		186	182
4.250% due 11/01/2032		125	124
4.251% due 11/01/2029		103	102
4.271% due 11/01/2032		35	35
4.333% due 01/01/2035		712	709
4.355% due 12/01/2027		39	38
4.402% due 01/01/2018		11	10
4.490% due 08/01/2033		246	250
4.523% due 04/01/2033		17	17
4.539% due 11/01/2018		2	2
4.562% due 11/01/2034		58	58
4.611% due 08/01/2017		27	27
4.629% due 09/01/2035		72	71
4.672% due 12/01/2032		69	67
4.687% due 01/01/2035		313	318
4.729% due 10/01/2034		480	481
4.780% due 07/01/2017		9	9
4.798% due 07/01/2019		96	97
4.857% due 07/01/2033		72	71
4.861% due 08/01/2017		19	19
4.869% due 01/01/2029		211	211
4.895% due 05/01/2038		344	345
4.905% due 10/01/2032		49	49
4.945% due 02/01/2032		78	76
4.980% due 11/01/2020		16	16
4.983% due 01/01/2019		12	12
5.000% due 01/01/2016 - 08/25/2033		423	412
5.005% due 07/01/2036		106	105
5.012% due 11/01/2033		97	97
5.015% due 08/01/2032		45	45
5.047% due 11/01/2033		146	147
5.060% due 07/01/2032		48	47
5.065% due 05/01/2018		49	49
5.067% due 05/01/2033		66	65
5.075% due 01/01/2018		2	2
5.079% due 07/01/2025 - 08/01/2036		375	371
5.080% due 07/01/2018		11	11
5.085% due 04/01/2018 - 09/01/2033		154	153
5.089% due 12/01/2034		498	484
5.095% due 07/01/2032		447	439
5.117% due 09/01/2033		28	28
5.120% due 09/01/2031		4	4
5.125% due 10/01/2016		12	12
5.126% due 10/01/2032		278	276
5.130% due 12/01/2035		43	42
5.137% due 09/01/2024		7	7
5.146% due 08/01/2032		237	235
5.185% due 09/01/2018		35	35
5.193% due 08/01/2032		32	32
5.213% due 03/01/2038		11	11
5.220% due 05/01/2024		121	120
5.233% due 12/01/2032		36	35
5.241% due 06/01/2025		5	5
5.250% due 09/01/2016 - 05/01/2032		241	241
5.254% due 07/01/2032		689	702
5.259% due 03/01/2033		365	363
5.263% due 05/01/2033		646	640
5.275% due 09/01/2032		38	38
5.277% due 08/01/2032		27	27
5.290% due 06/01/2019		22	22
5.295% due 03/01/2016 - 10/01/2017		68	69
5.302% due 10/01/2033		19	19
5.315% due 05/01/2024		53	53
5.331% due 04/01/2033		108	108
5.334% due 10/01/2035		537	547
5.344% due 11/01/2028		843	850
5.375% due 07/01/2025 - 02/01/2032		234	232
5.395% due 09/01/2031		169	171
5.417% due 01/01/2018		10	10
5.447% due 04/01/2024		20	20
5.452% due 12/01/2032		126	125
5.453% due 03/01/2034		159	159
5.500% due 07/01/2017 - 06/01/2048		52,777	54,072
5.500% due 06/01/2038 (f)		7,135	7,324
5.510% due 09/01/2022		32	34
5.544% due 08/01/2036		29	28
5.545% due 07/01/2035		44	44
5.548% due 10/01/2025		5	5
5.572% due 09/01/2017		18	18
5.589% due 05/01/2019		12	12
5.593% due 02/01/2033		69	68
5.609% due 11/01/2029		81	82
5.625% due 06/01/2017		13	13
5.633% due 04/01/2032		139	138
5.731% due 06/01/2032 - 02/01/2033		452	455
5.777% due 08/01/2031		311	315
5.784% due 10/01/2025		85	84
5.845% due 05/01/2028		13	13
5.858% due 01/01/2027		17	17
5.876% due 01/01/2033		145	144
5.883% due 03/01/2036		695	695
5.915% due 04/01/2028		27	28
5.922% due 02/01/2032		50	50
6.000% due 09/01/2034 - 09/01/2038		124,413	127,801
6.035% due 02/01/2033		49	49
6.053% due 03/01/2036		74	76
6.108% due 02/01/2028		5	5
6.125% due 09/01/2024		58	60
6.234% due 12/01/2027		7	7
6.250% due 01/01/2033		94	95
6.258% due 01/01/2028		5	5
6.265% due 09/01/2030		126	130
6.320% due 12/01/2031		48	48
6.500% due 06/25/2028 - 10/25/2031		604	637
6.615% due 04/01/2027		141	149
6.850% due 12/18/2027		51	54
6.900% due 05/25/2023		212	226
7.000% due 07/25/2022 - 08/01/2036		4,603	4,785
7.500% due 07/25/2022 - 06/25/2042		493	526
7.660% due 05/01/2015		948	1,035
8.000% due 04/25/2021 - 07/25/2022		118	123
8.600% due 08/25/2019		400	439
Freddie Mac
3.878% due 07/25/2044		43	39
3.943% due 06/01/2019		29	29
4.000% due 02/15/2017 - 01/01/2020		208	209
4.001% due 05/01/2035		386	389
4.163% due 07/01/2037		222	221
4.249% due 09/01/2033		668	663
4.327% due 11/01/2031		111	111
4.379% due 01/01/2035		19	19
4.496% due 07/01/2034		363	363
4.597% due 09/01/2034		377	372
4.712% due 01/01/2035		410	409
4.724% due 10/01/2032		147	146
4.775% due 11/01/2017		39	39
4.788% due 05/01/2019		10	10
4.875% due 04/01/2017		393	392
4.883% due 06/01/2033		58	58
4.884% due 08/01/2034		6	6
4.886% due 02/01/2026		132	133
5.011% due 01/01/2033		32	32
5.015% due 08/01/2034		274	276
5.033% due 11/01/2031		130	130
5.085% due 08/01/2017		13	13
5.119% due 10/01/2026		10	10
5.125% due 07/01/2017		48	48
5.135% due 05/01/2033		63	62
5.152% due 07/01/2033		68	67
5.199% due 07/01/2025		126	125
5.227% due 09/01/2023		46	46
5.229% due 06/01/2019		68	68
5.230% due 09/01/2031		363	361
5.238% due 03/01/2032		800	791
5.240% due 02/01/2015		78	80
5.250% due 09/01/2032		220	218
5.257% due 02/01/2036		159	161
5.267% due 04/01/2036		76	77
5.276% due 05/01/2029		170	169
5.279% due 02/01/2018		55	55
5.290% due 01/01/2035		309	310
5.305% due 09/01/2033		30	30
5.327% due 09/01/2024		40	40
5.333% due 04/01/2032		126	126
5.350% due 11/01/2029		778	775
5.365% due 08/01/2024		35	34
5.461% due 12/01/2033		493	502
5.471% due 09/01/2037		25	26
5.479% due 03/01/2031		164	163
5.500% due 10/01/2024 - 02/01/2038		12,850	13,168
5.515% due 07/01/2033		239	241
5.522% due 04/01/2036		104	107
5.526% due 09/01/2037		70	71
5.564% due 05/01/2037		98	100
5.595% due 04/01/2033		7	7
5.623% due 12/01/2034		85	84
5.674% due 02/01/2033		10	10
5.702% due 06/01/2037		13	13
5.726% due 12/01/2037		38	39
5.752% due 09/01/2037		29	30
5.807% due 08/01/2037		27	28
5.844% due 01/01/2037 - 08/01/2037		603	616
5.871% due 11/01/2036		17	18
5.873% due 08/01/2037		14	15
5.923% due 08/01/2036		29	29
5.934% due 03/01/2025		3	3
5.950% due 11/01/2035		332	335
5.969% due 09/01/2036		23	24
5.974% due 09/01/2037		64	65
6.000% due 03/15/2017 - 12/01/2023		2,369	2,483
6.046% due 05/01/2019		519	521
6.067% due 03/01/2025		84	86
6.137% due 07/01/2024		16	17
6.220% due 08/01/2035		33	34
6.257% due 01/01/2033		30	30
6.374% due 10/01/2035		658	662
6.472% due 02/01/2037		99	102
6.500% due 11/15/2021 - 03/15/2024		480	503
6.750% due 01/15/2024		55	58
6.862% due 09/01/2037		1,728	1,760
6.867% due 09/01/2018		44	45
7.000% due 10/15/2013 - 12/01/2047		6,665	6,974
7.500% due 09/01/2011 - 01/15/2023		1,262	1,316
8.500% due 06/15/2031		638	707
8.895% due 05/15/2023		77	76
9.000% due 09/15/2020 - 02/15/2021		419	451
9.500% due 03/15/2020		18	18
Ginnie Mae
4.000% due 01/20/2035		13	13
4.625% due 08/20/2027 - 10/20/2029		265	259
4.750% due 01/20/2032 - 03/20/2032		441	433
5.000% due 10/20/2030 - 12/20/2033		278	275
5.125% due 10/20/2025 - 08/20/2033		73	72
5.250% due 02/20/2029		52	51
5.375% due 06/20/2022 - 06/20/2032		982	977
5.500% due 04/20/2037		55	54
6.100% due 06/15/2028 - 03/15/2029		2,380	2,477
6.490% due 01/15/2028 - 01/15/2029		2,066	2,171
Small Business Administration
5.160% due 02/01/2028		2,445	2,486
5.170% due 01/01/2028		4,908	4,998
5.370% due 04/01/2028		1,948	1,999
Vendee Mortgage Trust
6.500% due 09/15/2024		298	327

Total U.S. Government Agencies (Cost $267,781)			272,485

MORTGAGE-BACKED SECURITIES 13.3%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		251	241
5.634% due 07/10/2046		500	401
6.186% due 06/11/2035		255	245
Banc of America Funding Corp.
4.123% due 06/20/2035		174	81
4.155% due 05/25/2035		118	45
4.622% due 02/20/2036		141	120
5.979% due 10/20/2046		1,885	843
Banc of America Mortgage Securities, Inc.
0.871% due 03/25/2034		182	175
0.921% due 01/25/2034		77	72
4.148% due 07/25/2034		149	144
4.711% due 04/25/2035		247	173
5.772% due 07/20/2032		58	41
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		1,780	1,365
4.643% due 01/25/2035		153	86
5.343% due 03/25/2035		828	526
Bear Stearns Alt-A Trust
0.631% due 06/25/2046		3,674	1,481
6.250% due 08/25/2036		2,828	1,271
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		9	9
7.000% due 05/20/2030		393	364
CC Mortgage Funding Corp.
0.601% due 05/25/2048		363	150
Citigroup Mortgage Loan Trust, Inc.
4.684% due 08/25/2035		337	281
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		500	351
Countrywide Alternative Loan Trust
3.789% due 07/20/2035		209	89
6.000% due 04/25/2037		2,860	1,523
6.250% due 08/25/2037		1,978	980
6.500% due 06/25/2036		1,566	768
Countrywide Home Loan Mortgage Pass-Through Trust
0.701% due 05/25/2035		108	53
0.741% due 03/25/2035		240	91
0.791% due 03/25/2035		294	133
5.250% due 02/20/2036		197	108
5.999% due 05/19/2033		211	183
6.037% due 07/19/2033		343	280
6.573% due 02/25/2034		240	135
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036		997	719
CS First Boston Mortgage Securities Corp.
1.121% due 03/25/2034		1,308	731
4.940% due 12/15/2035		500	451
5.163% due 03/25/2034		271	200
5.603% due 07/15/2035		500	466
5.750% due 04/22/2033		1,318	1,253
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.621% due 02/25/2047		1,639	639
Downey Savings & Loan Association Mortgage Loan Trust
0.761% due 04/19/2048		758	158
0.981% due 11/19/2044		141	47
4.784% due 07/19/2044		99	30
First Horizon Asset Securities, Inc.
0.971% due 03/25/2018		187	184
5.775% due 03/25/2033		175	139
First Republic Mortgage Loan Trust
1.445% due 11/15/2030		123	97
1.545% due 11/15/2031		50	37
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		500	470
Greenpoint Mortgage Funding Trust
0.651% due 01/25/2037		3,044	1,271
0.731% due 10/25/2045		54	24
GSAA Trust
6.000% due 04/01/2034		713	621
GSR Mortgage Loan Trust
4.210% due 04/25/2032		72	42
4.540% due 09/25/2035		386	236
4.772% due 09/25/2034		224	147
4.842% due 08/25/2034		470	439
5.244% due 11/25/2035		464	346
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		477	428
0.771% due 01/19/2038		4,043	1,616
0.891% due 08/19/2045		58	27
Indymac Index Mortgage Loan Trust
5.488% due 10/25/2034		304	189
JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037		500	466
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038		500	391
5.430% due 02/15/2040		500	361
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		800	474
4.555% due 04/21/2034		60	46
MASTR Alternative Loans Trust
7.000% due 06/25/2034		113	96
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		194	198
Mellon Residential Funding Corp.
1.565% due 09/15/2030		227	182
1.635% due 12/15/2030		55	44
Merrill Lynch Mortgage Investors, Inc.
5.486% due 09/25/2033		42	39
MLCC Mortgage Investors, Inc.
0.811% due 04/25/2028		111	75
2.150% due 01/25/2030		99	66
3.805% due 10/25/2028		638	430
5.006% due 01/25/2029		385	301
Morgan Stanley Capital I
5.208% due 11/14/2042		500	407
5.328% due 11/12/2041		580	454
Nomura Asset Acceptance Corp.
5.500% due 05/25/2033		99	82
6.000% due 05/25/2033		60	53
7.000% due 04/25/2033		11	10
Provident Funding Mortgage Loan Trust
4.295% due 04/25/2034		172	165
Residential Accredit Loans, Inc.
0.651% due 06/25/2046		1,849	757
0.801% due 04/25/2037		3,669	1,528
6.000% due 08/25/2035		2,816	1,918
Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		504	521
Residential Asset Securitization Trust
6.000% due 03/25/2037		2,607	1,932
Residential Funding Mortgage Securities I
5.769% due 07/27/2037		1,398	695
Sequoia Mortgage Trust
0.858% due 07/20/2033		109	78
0.888% due 10/20/2027		43	33
0.888% due 04/20/2033		177	149
0.908% due 10/20/2027		241	200
1.408% due 12/20/2032		198	163
Structured Asset Mortgage Investments, Inc.
0.701% due 07/25/2046		134	29
0.921% due 05/19/2035		221	114
5.598% due 05/25/2045		82	44
Thornburg Mortgage Securities Trust
0.591% due 07/25/2036		2,648	2,205
0.741% due 03/25/2044		208	124
0.841% due 09/25/2044		170	137
WaMu Mortgage Pass-Through Certificates
0.761% due 12/25/2045		198	92
0.781% due 01/25/2045		43	22
1.011% due 12/25/2027		360	299
1.838% due 10/25/2044		214	113
1.878% due 11/25/2034		219	66
3.256% due 02/25/2046		351	149
3.456% due 11/25/2042		16	14
3.792% due 06/25/2034		55	53
3.955% due 06/25/2033		164	125
4.269% due 07/25/2046		1,236	1,035
Wells Fargo Mortgage-Backed Securities Trust
4.243% due 09/25/2034		149	109
4.368% due 09/25/2034		226	162
4.388% due 12/25/2034		117	91
4.494% due 01/25/2035		152	145
4.542% due 02/25/2035		382	241
5.245% due 10/25/2034		273	233
5.500% due 12/25/2033		60	51

Total Mortgage-Backed Securities (Cost $56,417)			41,782

ASSET-BACKED SECURITIES 6.6%
American Express Credit Account Master Trust
1.695% due 02/15/2012		40	35
Ameriquest Mortgage Securities, Inc.
3.996% due 11/25/2032		201	14
6.096% due 02/25/2033		173	14
Amortizing Residential Collateral Trust
0.761% due 07/25/2032		69	44
Bear Stearns Asset-Backed Securities Trust
0.801% due 01/25/2036		323	294
0.821% due 09/25/2034		1,443	1,361
0.871% due 10/27/2032		76	59
0.961% due 06/25/2036		400	165
1.131% due 10/25/2032		112	66
1.471% due 10/25/2037		185	152
5.250% due 10/25/2033		1,859	1,746
5.500% due 06/25/2034		1,856	1,566
5.500% due 08/25/2036		4,084	2,189
Bear Stearns Second Lien Trust
0.691% due 12/25/2036		1,272	796
Chase Funding Mortgage Loan Asset-Backed Certificates
1.111% due 11/25/2031		98	94
Citibank Omni Master Trust
1.608% due 12/23/2013		2,000	1,901
Conseco Financial Corp.
6.110% due 09/01/2023		361	347
6.870% due 01/15/2029		452	364
Countrywide Asset-Backed Certificates
0.571% due 09/25/2047		439	385
0.811% due 12/25/2036		1,705	962
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		355	321
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	885
GSAA Trust
0.741% due 06/25/2035		697	302
HFC Home Equity Loan Asset-Backed Certificates
0.798% due 01/20/2034		2,003	1,379
1.308% due 11/20/2036		421	376
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036		381	329
0.521% due 12/25/2036		194	172
Irwin Home Equity Corp.
1.011% due 07/25/2032		9	5
JPMorgan Mortgage Acquisition Corp.
0.521% due 10/25/2036		383	341
Morgan Stanley ABS Capital I
0.651% due 01/25/2036		795	694
1.551% due 12/27/2032		268	178
New Century Home Equity Loan Trust
0.841% due 08/25/2034		57	30
RAAC Series 2007-SP3
1.671% due 09/25/2047		1,843	1,321
Renaissance Home Equity Loan Trust
0.971% due 12/25/2033		254	193
SBI HELOC Trust
0.641% due 08/25/2036		131	121
Soundview Home Equity Loan Trust
1.271% due 10/25/2037		363	324
Specialty Underwriting & Residential Finance
0.721% due 09/25/2036		880	733
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,016	500
TABS Ltd.
2.839% due 02/12/2047		280	12
Truman Capital Mortgage Loan Trust
0.811% due 01/25/2034		64	63

Total Asset-Backed Securities (Cost $24,080)			20,833

SOVEREIGN ISSUES 1.3%
Ukraine Government International Bond
6.450% due 08/05/2009		5,000	3,900

Total Sovereign Issues (Cost $5,040)			3,900

FOREIGN CURRENCY-DENOMINATED ISSUES 1.6%
American International Group, Inc.
5.750% due 03/15/2067	GBP	9,000	3,170
8.625% due 05/22/2038		1,000	489
ASIF III Jersey Ltd.
3.500% due 03/11/2009	EUR	200	267
Japan Government CPI Linked Bond
1.188% due 02/28/2016	JPY	7,320	79
SLM Corp.
4.495% due 11/15/2011	EUR	1,000	993

Total Foreign Currency-Denominated Issues (Cost $5,113)			4,998

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 11/15/2011		500	4
Bank of America Corp.
7.250% due 11/15/2011		315	205
Citigroup, Inc.
6.500% due 12/31/2049		100	3
General Motors Corp.
5.250% due 03/06/2032		2,000	8
Wachovia Corp.
7.500% due 03/06/2032		300	225

Total Convertible Preferred Stocks (Cost $613)			445

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.4%
Commercial Paper 0.9%
Citigroup Funding, Inc.
3.600% due 01/22/2009		$1,400	1,397
Royal Bank of Scotland Group PLC
2.300% due 02/17/2009		1,300	1,296

			2,693

Repurchase Agreements 8.3%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		2,200	2,200
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 3.875% due 05/15/2018 valued at $2,197. Repurchase proceeds are $2,200.)
0.030% due 01/02/2009		23,900	23,900
(Dated 12/31/2008. Collateralized by Freddie Mac 4.125% due 12/21/2012 valued at $24,395. Repurchase proceeds are $23,900.)

			26,100

U.S. Cash Management Bills 0.5%
0.220% due 04/29/2009 (d)		1,500	1,492

U.S. Treasury Bills 3.7%
0.177% due 02/26/2009 - 06/11/2009 (c)(d)		11,640	11,568

Total Short-Term Instruments (Cost $41,924)			41,853

Total Investments 140.6% (Cost $467,964)			$441,901
Written Options (h) (0.0%) (Premiums $12)			(19)
Other Assets and Liabilities (Net) (40.6%)			(127,522)

Net Assets 100.0%			$314,360

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $12,640 and cash of $500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $81,710 at a weighted average interest rate of 2.584%. On December 31, 2008, securities valued at $109,801 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $574 and cash of $564 have been pledged as collateral for futures contracts on December 31, 2008.

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	BOA	(5.000%)	06/25/2035	$2,500	$2,143	$0	$2,143

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	JPM	5.500%	06/25/2035	$2,500	$(2,127)	$0	$(2,127)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	(4.050%)	09/20/2012	0.986%	$137	$(15)	$0	$(15)
Bear Stearns Cos., Inc.	GSC	(3.000%)	12/20/2017	1.113%	1,000	(146)	0	(146)

						$(161)	$0	$(161)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	2.852%	$2,000	$113	$0	$113
American International Group, Inc.	DUB	2.100%	03/20/2013	5.255%	3,000	(334)	0	(334)
Community Health Systems, Inc.	GSC	4.570%	09/20/2013	8.621%	50	(7)	0	(7)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	3.708%	2,000	100	0	100
Georgia-Pacific LLC	CITI	2.220%	09/20/2012	9.342%	50	(10)	0	(10)
SLM Corp.	BCLY	5.000%	12/20/2013	8.265%	50	(5)	(5)	0
SLM Corp.	DUB	3.050%	03/20/2009	11.543%	2,000	(34)	0	(34)
SLM Corp.	MLP	5.000%	12/20/2013	8.265%	2,000	(211)	(245)	34
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	13.737%	100	(3)	0	(3)

						$(391)	$(250)	$(141)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$4,000	$(3,518)	$(1,740)	$(1,778)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	2,000	(1,752)	(840)	(912)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	11,000	(10,393)	(8,320)	(2,073)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	3,000	(2,834)	(1,830)	(1,004)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	3,000	(2,829)	(1,860)	(969)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	4,587	(913)	(332)	(581)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,587	(917)	(617)	(300)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	2,399	(479)	(178)	(301)
CDX.EM-9 Index	JPM	2.650%	06/20/2013	7,000	(1,092)	63	(1,155)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	(150)	(25)	(125)
CDX.HY-9 Index 35-100%	MLP	1.550%	12/20/2010	49	(1)	0	(1)
CDX.HY-9 Index 35-100%	MLP	1.140%	12/20/2012	1,962	(127)	0	(127)
CDX.HY-9 Index 35-100%	MLP	1.442%	12/20/2012	9,809	(538)	0	(538)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	(231)	0	(231)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	100	(2)	(1)	(1)

					$(25,776)	$(15,680)	$(10,096)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	$800	$36	$18	$18
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CSFB	1,400	123	13	110
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY	11,500	914	770	144
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	200	20	15	5
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	19,000	4,135	976	3,159
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	100	22	8	14
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	500	109	36	73
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY	300	(102)	0	(102)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	2,300	(778)	5	(783)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI	400	(136)	4	(140)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	500	(12)	(43)	31
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	500	(227)	19	(246)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	300	(136)	2	(138)

						$3,968	$1,823	$2,145

(h) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	05/06/2009	$300	$8	$18
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009	300	4	1

							$12	$19

(i) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	MSC	701	01/2009	$0	$(77)	$(77)
Sell		RBS	179	01/2009	0	(23)	(23)
Sell	GBP	DUB	26	01/2009	2	0	2
Sell		RBS	2,798	01/2009	67	0	67
Sell	JPY	BCLY	2,584	01/2009	0	(1)	(1)
Sell		CITI	2,600	01/2009	0	(1)	(1)
Sell		UBS	4,816	01/2009	0	(3)	(3)

					$69	$(105)	$(36)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$230	$439,365	$2,306	$441,901
Other Financial Instruments++	0	(8,292)	0	(8,292)

Total	$230	$431,073	$2,306	$433,609

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$33,324	$1,519	$(5)	$(9)	$(407)	$(32,116)	$2,306
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$33,324	$1,519	$(5)	$(9)	$(407)	$(32,116)	$2,306

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (Unhedged)

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 48.9%
Banking & Finance 40.2%
Allstate Life Global Funding Trusts
1.538% due 03/23/2009		$100	$99
5.375% due 04/30/2013		100	99
American Express Centurion Bank
1.459% due 06/12/2009 (e)		600	582
American Express Co.
7.000% due 03/19/2018		100	101
American Express Credit Corp.
5.875% due 05/02/2013		100	96
American General Finance Corp.
6.900% due 12/15/2017		200	87
American International Group, Inc.
5.850% due 01/16/2018		300	201
ANZ National International Ltd.
6.200% due 07/19/2013		100	97
Bank of America Corp.
5.750% due 12/01/2017		200	200
8.000% due 12/29/2049		1,400	1,008
8.125% due 12/29/2049		1,200	899
Barclays Bank PLC
5.450% due 09/12/2012 (e)		900	912
6.050% due 12/04/2017		100	88
Bear Stearns Cos. LLC
2.356% due 05/18/2010 (e)		500	484
4.905% due 07/16/2009		100	99
6.950% due 08/10/2012		400	416
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	48
Citigroup Capital XXI
8.300% due 12/21/2057		100	77
Citigroup Funding, Inc.
1.466% due 06/26/2009		100	98
Citigroup, Inc.
2.386% due 05/18/2010 (e)		730	675
6.000% due 08/15/2017		200	199
8.400% due 04/29/2049		800	529
Countrywide Financial Corp.
5.800% due 06/07/2012		200	195
Credit Agricole S.A.
2.181% due 05/28/2009		100	100
2.231% due 05/28/2010		100	99
Credit Suisse USA, Inc.
2.349% due 08/15/2010		600	557
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		500	365
General Electric Capital Corp.
4.572% due 01/20/2010 (e)		600	573
GMAC LLC
6.875% due 08/28/2012		200	152
Goldman Sachs Group, Inc.
1.518% due 03/30/2009		100	99
2.229% due 11/16/2009		290	278
6.750% due 10/01/2037 (e)		1,200	977
HSBC Holdings PLC
6.500% due 05/02/2036		200	204
ICICI Bank Ltd.
5.290% due 01/12/2010		100	83
International Lease Finance Corp.
1.616% due 06/26/2009		370	346
JPMorgan Chase & Co.
0.521% due 06/26/2009		290	288
6.000% due 01/15/2018		100	106
KeyBank N.A.
4.467% due 06/02/2010		200	193
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		100	10
5.625% due 01/24/2013 (a)		500	50
Merrill Lynch & Co., Inc.
2.438% due 05/08/2009		200	197
4.018% due 05/20/2009 (e)		600	592
6.875% due 04/25/2018		300	314
Metropolitan Life Global Funding I
2.189% due 05/17/2010		200	179
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	94
Morgan Stanley
2.498% due 02/09/2009		340	338
2.556% due 05/07/2009		300	295
Pricoa Global Funding I
1.666% due 09/27/2013		100	66
3.565% due 01/30/2012		100	75
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	96
Regions Bank
3.250% due 12/09/2011		400	416
Residential Capital LLC
5.253% due 05/22/2009		100	37
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		200	94
SLM Corp.
3.675% due 07/27/2009		30	28
3.695% due 07/26/2010		1,000	854
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	68
Travelers Cos., Inc.
8.125% due 04/15/2010 (e)		800	819
UBS AG
5.875% due 12/20/2017		100	92
Wachovia Corp.
2.252% due 12/01/2009		200	194
7.980% due 02/28/2049		2,500	2,137

			18,754

Industrials 7.3%
Amgen, Inc.
6.900% due 06/01/2038		400	458
AstraZeneca PLC
5.900% due 09/15/2017		100	106
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	101
Daimler Finance North America LLC
2.346% due 03/13/2009		50	50
Dell, Inc.
4.700% due 04/15/2013		200	188
General Mills, Inc.
4.189% due 01/22/2010		100	96
Home Depot, Inc.
2.046% due 12/16/2009		100	95
International Business Machines Corp.
5.700% due 09/14/2017 (e)		900	964
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		300	257
Kraft Foods, Inc.
6.125% due 02/01/2018		100	98
Oracle Corp.
4.950% due 04/15/2013		300	310
5.750% due 04/15/2018		200	210
Philip Morris International, Inc.
6.375% due 05/16/2038		100	104
Rohm & Haas Co.
6.000% due 09/15/2017		100	91
Union Pacific Corp.
5.700% due 08/15/2018		200	193
UnitedHealth Group, Inc.
4.875% due 02/15/2013		100	93

			3,414

Utilities 1.4%
AT&T, Inc.
6.300% due 01/15/2038		200	212
Enel Finance International S.A.
6.800% due 09/15/2037		300	231
NGPL PipeCo. LLC
6.514% due 12/15/2012		100	95
Verizon Communications, Inc.
5.250% due 04/15/2013		100	100

			638

Total Corporate Bonds & Notes (Cost $25,807)			22,806

MUNICIPAL BONDS & NOTES 3.0%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		200	205
Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009		200	202
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		200	190
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037		800	683
Washington State General Obligation Bonds, (MBIA Insured), Series 2003
0.000% due 12/01/2020		200	110

Total Municipal Bonds & Notes (Cost $1,499)			1,390

U.S. GOVERNMENT AGENCIES 38.2%
Fannie Mae
5.000% due 02/25/2017		20	20
5.000% due 06/01/2035 - 01/01/2037 (e)		1,495	1,529
5.500% due 02/01/2018 - 01/01/2039		1,469	1,508
5.500% due 10/01/2022 (e)		711	734
5.500% due 12/01/2038 (e)(f)		698	717
6.000% due 01/01/2037		17	18
6.000% due 05/01/2038 (e)		833	859
6.500% due 10/01/2035 - 08/01/2037		831	864
6.500% due 03/01/2038 (e)		951	989
Freddie Mac
1.345% due 08/15/2019		579	561
4.250% due 09/15/2024		178	179
5.000% due 11/01/2035 - 06/01/2038 (e)		4,000	4,094
5.500% due 07/01/2037 - 01/01/2038 (e)		2,761	2,829
5.500% due 06/01/2038 - 08/01/2038		999	1,023
Ginnie Mae
6.000% due 08/15/2037		956	988
Small Business Administration
5.290% due 12/01/2027		94	96
5.490% due 03/01/2028		689	708
6.220% due 12/01/2028		100	101

Total U.S. Government Agencies (Cost $17,348)			17,817

U.S. TREASURY OBLIGATIONS 5.5%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		225	212
1.875% due 07/15/2015		330	312
2.375% due 01/15/2025		1,362	1,339
3.500% due 01/15/2011		491	482
U.S. Treasury Notes
3.125% due 11/30/2009		200	205

Total U.S. Treasury Obligations (Cost $2,525)			2,550

MORTGAGE-BACKED SECURITIES 7.4%
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		600	441
Bear Stearns Alt-A Trust
0.631% due 02/25/2034		255	118
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		109	94
Countrywide Alternative Loan Trust
0.631% due 02/25/2047		211	87
3.256% due 02/25/2036		132	60
Countrywide Home Loan Mortgage Pass-Through Trust
4.730% due 02/20/2035		179	111
4.789% due 11/25/2034		102	64
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047		85	76
Greenpoint Mortgage Funding Trust
0.551% due 01/25/2047		72	66
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		126	93
GSR Mortgage Loan Trust
5.244% due 11/25/2035		81	60
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	452
5.420% due 01/15/2049		300	213
JPMorgan Mortgage Trust
5.024% due 02/25/2035		61	46
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		62	47
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		31	16
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		55	38
Morgan Stanley Capital I
1.255% due 10/15/2020		36	27
5.809% due 12/12/2049		500	376
Residential Accredit Loans, Inc.
3.616% due 09/25/2045		228	104
Structured Asset Mortgage Investments, Inc.
0.601% due 03/25/2037		129	50
0.831% due 07/19/2035		53	36
TBW Mortgage-Backed Pass-Through Certificates
0.581% due 01/25/2037		155	144
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		150	106
WaMu Mortgage Pass-Through Certificates
1.111% due 12/25/2027		227	193
2.986% due 01/25/2047		74	31
3.256% due 02/25/2046		438	187
Wells Fargo Mortgage-Backed Securities Trust
4.963% due 01/25/2035		118	92

Total Mortgage-Backed Securities (Cost $4,984)			3,428

ASSET-BACKED SECURITIES 9.4%
Accredited Mortgage Loan Trust
0.591% due 04/25/2036		64	63
American Express Credit Account Master Trust
1.695% due 02/15/2012		16	14
Asset-Backed Funding Certificates
0.531% due 01/25/2037		34	29
Bear Stearns Asset-Backed Securities Trust
0.561% due 06/25/2047		53	47
BNC Mortgage Loan Trust
0.571% due 05/25/2037		134	98
Chase Issuance Trust
3.496% due 09/15/2015		600	496
Citigroup Mortgage Loan Trust, Inc.
0.511% due 12/25/2036		107	93
0.531% due 01/25/2037		47	45
0.581% due 08/25/2036		367	321
Countrywide Asset-Backed Certificates
0.521% due 07/25/2037		266	243
0.521% due 06/25/2047		212	194
0.541% due 06/25/2037		44	41
0.551% due 06/25/2037		225	208
0.551% due 10/25/2047		158	138
0.651% due 09/25/2036		375	298
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		212	185
0.561% due 12/25/2037		134	124
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 01/25/2038		78	72
Fremont Home Loan Trust
0.571% due 05/25/2036		20	20
GSAMP Trust
0.541% due 12/25/2036		157	114
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		86	82
HSBC Asset Loan Obligation
0.531% due 12/25/2036		244	225
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		192	171
MASTR Asset-Backed Securities Trust
0.521% due 01/25/2037		57	32
0.531% due 11/25/2036		115	107
Merrill Lynch Mortgage Investors, Inc.
0.541% due 08/25/2036		63	59
Morgan Stanley ABS Capital I
0.511% due 01/25/2037		43	40
0.521% due 11/25/2036		98	92
Residential Asset Securities Corp.
0.541% due 02/25/2037		140	122
Securitized Asset-Backed Receivables LLC Trust
0.511% due 01/25/2037		269	240
Soundview Home Equity Loan Trust
0.551% due 06/25/2037		120	90
Specialty Underwriting & Residential Finance
0.531% due 01/25/2038		130	111
Structured Asset Securities Corp.
0.571% due 01/25/2037		267	179

Total Asset-Backed Securities (Cost $5,127)			4,393

SOVEREIGN ISSUES 1.0%
Korea Development Bank
4.348% due 04/03/2010		500	483

Total Sovereign Issues (Cost $500)			483

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Bear Stearns Cos. LLC
5.221% due 07/27/2012	EUR	100	126
General Electric Capital Corp.
5.500% due 09/15/2067		300	236

Total Foreign Currency-Denominated Issues (Cost $555)			362

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Citigroup, Inc.
6.500% due 12/31/2049		1,400	39

Total Convertible Preferred Stocks (Cost $31)			39

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 24.8%
Commercial Paper 2.8%
Fannie Mae
0.860% due 01/27/2009		$1,330	1,329

Repurchase Agreements 16.1%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		3,000	3,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 3.875% due 10/31/2010 - 05/15/2018 valued at $3,005. Repurchase proceeds are $3,000.)
0.030% due 01/05/2009		4,500	4,500
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 2.125% - 2.625% due 04/30/2010 - 05/31/2010 valued at $4,545. Repurchase proceeds are $4,500.)

			7,500

U.S. Treasury Bills 5.9%
0.247% due 02/12/2009 - 06/04/2009 (b)(d)		2,740	2,735

Total Short-Term Instruments (Cost $11,568)			11,564

Purchased Options (h) 0.8% (Cost $116)			396
Total Investments 139.9% (Cost $70,060)			$65,228
Written Options (i) (0.8%) (Premiums $98)			(362)
Other Assets and Liabilities (Net) (39.1%)			(18,245)

Net Assets 100.0%			$46,621

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $2,435 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $26,300 at a weighted average interest rate of 2.704%. On December 31, 2008, securities valued at $18,330 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $156 and cash of $409 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	2	$22
90-Day Euribor March Futures	Long	03/2009	3	32
90-Day Eurodollar December Futures	Long	12/2009	17	98
90-Day Eurodollar June Futures	Long	06/2009	73	408
90-Day Eurodollar June Futures	Long	06/2010	1	6
90-Day Eurodollar March Futures	Long	03/2009	45	236
90-Day Eurodollar March Futures	Long	03/2010	17	98
90-Day Eurodollar September Futures	Long	09/2009	38	222
90-Day Eurodollar September Futures	Long	09/2010	1	6
U.S. Treasury 2-Year Note March Futures	Long	03/2009	2	3
U.S. Treasury 5-Year Note March Futures	Long	03/2009	1	(1)
U.S. Treasury 10-Year Note March Futures	Long	03/2009	86	406
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	5
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	20	170
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	27	229

				$1,940

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.406%	$600	$(46)	$0	$(46)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.010%	500	(57)	0	(57)
General Motors Corp.	GSC	8.900%	03/20/2013	79.336%	100	(73)	0	(73)
General Motors Corp.	GSC	9.050%	03/20/2013	79.336%	100	(73)	0	(73)
General Motors Corp.	GSC	5.000%	06/20/2013	77.714%	800	(622)	(142)	(480)
Indonesia Government International Bond	BCLY	0.370%	03/20/2009	4.128%	500	(4)	0	(4)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	6.573%	100	(15)	0	(15)
Panama Government International Bond	CSFB	0.300%	02/20/2009	2.378%	500	(1)	0	(1)
Panama Government International Bond	CSFB	0.270%	03/20/2009	2.380%	100	0	0	0
Peru Government International Bond	MSC	0.310%	03/20/2009	1.112%	300	0	0	0
Ukraine Government International Bond	BCLY	0.630%	03/20/2009	36.446%	100	(7)	0	(7)
Ukraine Government International Bond	MSC	0.610%	02/20/2009	36.425%	500	(24)	0	(24)

						$(922)	$(142)	$(780)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	MSC	(5.000%)	06/20/2013	$200	$31	$14	$17
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	195	9	18	(9)

					$40	$32	$8

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$500	$(85)	$0	$(85)
CDX.HY-11 Index	MSC	5.000%	12/20/2013	200	(40)	(49)	9
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	2	0	2
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	97	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	1	0	1
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	400	(8)	(9)	1

					$(130)	$(58)	$(72)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	100	$3	$0	$3
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	(2)	0	(2)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	(1)	0	(1)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	1	0	1
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	1	0	1
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	1	0	1
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(8)	(7)	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	(1)	0	(1)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	1	(3)	4
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	100	3	0	3
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		2,000	51	6	45
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$800	21	(2)	23
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,100	28	(3)	31
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		600	27	22	5
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		300	13	9	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		700	32	16	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		5,500	248	193	55
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CITI		900	72	58	14
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		500	(59)	(41)	(18)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300	(102)	3	(105)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		100	(34)	(1)	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		100	(33)	1	(34)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		500	(12)	(43)	31
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	(4)	(9)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		300	(137)	1	(138)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,400	(637)	21	(658)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		600	(273)	(50)	(223)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,700	(773)	35	(808)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,300	(591)	(168)	(423)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	800	42	3	39
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	8	(2)	10
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	200	0	2	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300	4	(9)	13
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	5	(12)	17
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	23	(4)	27
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	21	2	19
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	14	0	14
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	(65)	109	(174)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		100	(55)	(14)	(41)

							$(2,169)	$113	$(2,282)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI EAFE Index	49,008	1-Month USD-LIBOR less 0.500%	$2,045	06/30/2009	CSFB	$(181)
Receive	iShares MSCI EAFE Index	1,022,460	1-Month USD-LIBOR less 0.500%	42,667	06/30/2009	CSFB	3,714
Receive	iShares MSCI EAFE Index	37,887	1-Month USD-LIBOR less 0.350%	1,635	04/14/2009	MLP	64

							$3,597

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$3,700	$41	$145
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	800	9	27
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	20
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	40
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	48
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,400	15	47
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	69

							$116	$396

(i) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	5	$3	$4
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	2	2	3
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	3	1	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	2	1	0
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	5	1	1

				$8	$8

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$43
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	200	5	17
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	12
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	25
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	12	49
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	61
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	62
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	80

							$90	$354

(j) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(7)
Fannie Mae	6.000%	01/01/2039	$600	$611	$618
U.S. Treasury Notes	3.125%	11/30/2009	200	202	206

				$813	$824

(7)	Market value includes $1 of interest payable on short sales.

(k) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	28	04/2009	$0	$0	$0
Sell		BCLY	28	04/2009	0	0	0
Buy		HSBC	28	04/2009	0	0	0
Sell		HSBC	28	04/2009	0	0	0
Sell	AUD	CITI	116	01/2009	0	(6)	(6)
Sell	BRL	BCLY	66	02/2009	0	(1)	(1)
Sell		CITI	7	02/2009	0	0	0
Sell		HSBC	1,081	02/2009	32	(1)	31
Sell		JPM	121	02/2009	0	(1)	(1)
Sell		UBS	61	02/2009	0	0	0
Buy		RBC	1,423	06/2009	0	(167)	(167)
Buy	CNY	BCLY	446	07/2009	0	(5)	(5)
Sell		BCLY	406	07/2009	0	(2)	(2)
Sell		CITI	516	07/2009	0	(1)	(1)
Buy		DUB	1,769	07/2009	0	(19)	(19)
Sell		DUB	1,390	07/2009	0	(2)	(2)
Buy		HSBC	633	07/2009	0	(6)	(6)
Sell		HSBC	172	07/2009	0	(1)	(1)
Buy		JPM	482	07/2009	0	(5)	(5)
Sell		JPM	440	07/2009	0	(2)	(2)
Buy		BCLY	255	09/2009	0	0	0
Buy		CITI	139	09/2009	0	0	0
Buy		DUB	554	09/2009	0	0	0
Buy		HSBC	277	09/2009	0	0	0
Buy		JPM	138	09/2009	0	0	0
Buy	EUR	BCLY	45	01/2009	3	0	3
Buy		BNP	17	01/2009	0	(1)	(1)
Buy		CSFB	14	01/2009	0	0	0
Buy		DUB	26	01/2009	1	0	1
Buy		HSBC	22	01/2009	1	0	1
Buy		MSC	18	01/2009	1	0	1
Sell		RBS	475	01/2009	0	(60)	(60)
Sell	GBP	CITI	685	01/2009	31	0	31
Buy	IDR	BCLY	103,400	03/2009	0	(1)	(1)
Sell		BCLY	153,000	03/2009	0	(1)	(1)
Buy		CITI	138,900	03/2009	0	(1)	(1)
Sell		CITI	150,800	03/2009	0	(1)	(1)
Buy		DUB	102,400	03/2009	0	(1)	(1)
Sell		DUB	153,000	03/2009	0	(1)	(1)
Buy		HSBC	112,100	03/2009	0	0	0
Buy	INR	BCLY	997	04/2009	0	0	0
Sell		BCLY	422	04/2009	0	(1)	(1)
Buy		BOA	1,016	04/2009	1	0	1
Sell		BOA	496	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Buy		DUB	504	04/2009	0	0	0
Sell		DUB	355	04/2009	0	(1)	(1)
Buy		HSBC	1,000	04/2009	0	0	0
Sell		JPM	2,746	04/2009	0	(2)	(2)
Buy	JPY	BCLY	289	01/2009	0	0	0
Buy		BNP	232	01/2009	0	0	0
Buy		CITI	280	01/2009	0	0	0
Sell		CITI	1,421	01/2009	0	(1)	(1)
Buy		UBS	568	01/2009	0	0	0
Buy	KWD	HSBC	4	04/2009	0	(1)	(1)
Sell		HSBC	4	04/2009	0	0	0
Buy	MYR	BCLY	99	02/2009	1	0	1
Sell		BCLY	214	02/2009	0	(2)	(2)
Sell		CITI	103	02/2009	0	(1)	(1)
Buy		DUB	110	02/2009	0	0	0
Sell		DUB	36	02/2009	0	(1)	(1)
Sell		HSBC	194	02/2009	0	(2)	(2)
Buy		JPM	478	02/2009	1	(8)	(7)
Sell		JPM	139	02/2009	0	(2)	(2)
Buy		BCLY	35	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	70	04/2009	0	0	0
Buy		HSBC	107	04/2009	1	0	1
Sell		JPM	248	04/2009	0	(4)	(4)
Buy	PHP	BCLY	700	02/2009	0	(1)	(1)
Sell		BCLY	2,396	02/2009	0	(2)	(2)
Sell		CITI	4,389	02/2009	0	(4)	(4)
Buy		DUB	2,189	02/2009	1	0	1
Buy		HSBC	680	02/2009	0	(1)	(1)
Buy		JPM	2,016	02/2009	0	(2)	(2)
Buy		MSC	1,200	02/2009	0	(2)	(2)
Buy		CITI	2,901	05/2009	1	0	1
Sell		CITI	3,871	05/2009	0	(4)	(4)
Buy		JPM	970	05/2009	0	0	0
Buy	RUB	JPM	3,089	05/2009	0	(38)	(38)
Sell		UBS	3,089	05/2009	37	0	37
Buy	SAR	HSBC	29	04/2009	0	0	0
Sell		HSBC	29	04/2009	0	0	0
Buy		JPM	28	04/2009	0	0	0
Sell		JPM	28	04/2009	0	0	0
Sell	SGD	BCLY	48	01/2009	0	(1)	(1)
Buy		DUB	74	01/2009	1	0	1
Sell		UBS	26	01/2009	0	(1)	(1)
Sell		BCLY	29	04/2009	0	(1)	(1)
Buy		CITI	161	04/2009	1	0	1
Buy		DUB	103	04/2009	2	0	2
Buy		HSBC	44	04/2009	1	0	1
Sell		HSBC	383	04/2009	0	(14)	(14)
Buy		RBS	59	04/2009	1	0	1
Buy		UBS	44	04/2009	1	0	1
Buy		HSBC	58	07/2009	0	0	0
Sell		HSBC	58	07/2009	0	(2)	(2)

					$119	$(385)	$(266)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$65,228	$0	$65,228
Short Sales, at value	0	(824)	0	(824)
Other Financial Instruments++	1,940	(160)	3	1,783

Total	$1,940	$64,244	$3	$66,187

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(12)	0	0	0	17	(2)	3

Total	$(12)	$0	$0	$0	$17	$(2)	$3

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.7%
Daimler Finance North America LLC
6.000% due 08/03/2012	$1,975	$1,038
Georgia-Pacific Corp.
1.994% due 12/20/2012	465	382
2.082% due 12/20/2012	96	79
3.459% due 12/20/2012	86	70
3.689% due 12/20/2012	2,730	2,243
5.262% due 12/20/2012	183	151
HCA, Inc.
3.709% due 11/18/2013	2,554	2,020

Total Bank Loan Obligations (Cost $7,981)		5,983

CORPORATE BONDS & NOTES 39.8%
Banking & Finance 25.8%
American Express Bank FSB
6.000% due 09/13/2017	5,200	4,878
American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,784
American Express Co.
6.150% due 08/28/2017	1,200	1,159
American International Group, Inc.
4.950% due 03/20/2012	700	549
5.850% due 01/16/2018	3,000	2,014
8.250% due 08/15/2018	5,900	4,325
ANZ National International Ltd.
6.200% due 07/19/2013	4,100	3,971
ASIF II
5.750% due 02/16/2009	300	289
Bank of America Corp.
5.650% due 05/01/2018	400	403
8.000% due 12/29/2049	4,700	3,385
Bank of America N.A.
2.047% due 06/23/2010	1,600	1,562
Barclays Bank PLC
5.450% due 09/12/2012 (g)	4,500	4,561
6.050% due 12/04/2017	1,600	1,414
7.434% due 09/29/2049	600	304
7.700% due 04/29/2049	1,300	861
Bear Stearns Cos. LLC
7.250% due 02/01/2018	700	768
Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,552
Caterpillar Financial Services Corp.
2.216% due 06/24/2011	3,200	2,863
Citigroup Capital XXI
8.300% due 12/21/2057	1,500	1,159
Citigroup, Inc.
5.500% due 04/11/2013	1,000	975
6.125% due 11/21/2017 (g)	5,000	5,061
Deutsche Bank AG
6.000% due 09/01/2017	3,900	4,145
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	207
7.250% due 10/25/2011	1,950	1,425
9.750% due 09/15/2010	400	320
General Electric Capital Corp.
2.129% due 03/12/2010	2,800	2,658
6.375% due 11/15/2067	200	126
GMAC LLC
6.625% due 05/15/2012	600	463
6.875% due 08/28/2012	2,200	1,669
7.000% due 02/01/2012	1,100	870
Goldman Sachs Group, Inc.
6.150% due 04/01/2018 (g)	5,300	5,102
6.875% due 01/15/2011	3,300	3,326
John Deere Capital Corp.
2.939% due 06/10/2011	3,900	3,561
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017 (g)	4,600	4,648
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)	1,800	0
6.875% due 05/02/2018 (a)	200	20
Merrill Lynch & Co., Inc.
3.079% due 02/05/2010	1,700	1,614
5.212% due 01/15/2015	5,000	3,735
6.050% due 08/15/2012	400	395
6.875% due 04/25/2018	1,300	1,362
Metropolitan Life Global Funding I
5.125% due 04/10/2013	500	466
Morgan Stanley
6.000% due 04/28/2015	1,300	1,123
Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	188
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	758
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	701
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,200	886
8.700% due 08/07/2018	1,100	709
UBS AG
2.498% due 06/19/2010	2,000	2,000
5.875% due 12/20/2017	2,600	2,393
Wachovia Mortgage FSB
1.625% due 03/22/2011	1,100	1,004

		92,711

Industrials 9.9%
Alcoa, Inc.
6.000% due 07/15/2013	2,100	1,901
Erac USA Finance Co.
6.375% due 10/15/2017	7,500	5,213
Gaz Capital S.A.
8.146% due 04/11/2018	700	497
Goodrich Corp.
6.290% due 07/01/2016	2,100	2,090
International Business Machines Corp.
4.096% due 07/28/2011	4,400	4,178
Kohl’s Corp.
6.250% due 12/15/2017 (g)	10,000	8,021
Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,552
6.875% due 02/01/2038	300	301
Loews Corp.
5.250% due 03/15/2016	2,800	2,531
Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,723
Reynolds American, Inc.
7.250% due 06/01/2013	2,000	1,797
Southern Co.
2.918% due 08/20/2010 (g)	4,900	4,741
Williams Cos., Inc.
6.375% due 10/01/2010	200	186

		35,731

Utilities 4.1%
AT&T, Inc.
4.125% due 09/15/2009	500	502
5.500% due 02/01/2018	1,100	1,114
6.300% due 01/15/2038	500	530
BellSouth Corp.
5.200% due 09/15/2014	1,200	1,170
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	5,000	5,079
Embarq Corp.
6.738% due 06/01/2013	2,000	1,692
Enel Finance International S.A.
6.250% due 09/15/2017 (g)	5,400	4,567

		14,654

Total Corporate Bonds & Notes (Cost $161,227)		143,096

CONVERTIBLE BONDS & NOTES 1.2%
Prudential Financial, Inc.
0.366% due 12/15/2037	4,700	4,472

Total Convertible Bonds & Notes (Cost $4,520)		4,472

MUNICIPAL BONDS & NOTES 3.7%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	9,300	9,544
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	377
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.156% due 12/15/2013	3,375	2,448
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	381
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	86
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	273

Total Municipal Bonds & Notes (Cost $14,200)		13,109

U.S. GOVERNMENT AGENCIES 151.6%
Fannie Mae
0.591% due 03/25/2034	23	22
0.601% due 03/25/2036	2,142	1,824
0.721% due 06/25/2044	46	45
0.821% due 09/25/2042	556	483
1.969% due 04/25/2024	175	174
2.375% due 11/25/2023	219	195
3.678% due 09/01/2044 - 10/01/2044 (g)	3,835	3,784
3.678% due 10/01/2044	155	153
3.740% due 08/01/2035 (g)	639	625
3.785% due 08/01/2010	360	361
4.366% due 09/01/2035 (g)	1,130	1,111
4.447% due 10/01/2035 (g)	552	559
4.500% due 06/01/2010 - 02/01/2039	3,249	3,278
4.500% due 09/25/2020 (g)	3,648	3,683
4.521% due 11/01/2034 (g)	742	730
4.657% due 07/01/2035 (g)	1,487	1,496
4.845% due 02/01/2034 (g)	641	651
4.859% due 10/01/2035 (g)	545	547
4.969% due 10/01/2035	536	538
5.000% due 12/01/2018 - 02/01/2036 (g)	51,023	52,175
5.000% due 07/25/2019 - 01/01/2039	15,753	16,085
5.000% due 08/01/2020 (g)(h)	1,498	1,544
5.122% due 03/01/2036 (g)	1,903	1,907
5.238% due 08/01/2036 (g)	1,082	1,085
5.259% due 09/01/2031	2	2
5.289% due 02/01/2036 (g)	4,092	4,115
5.320% due 07/01/2032	38	38
5.500% due 01/01/2021 - 02/01/2038 (g)	62,564	64,263
5.500% due 03/01/2023 (g)(h)	6,196	6,393
5.500% due 09/25/2024 - 01/01/2039	6,900	7,033
5.500% due 06/01/2038 (h)	779	800
6.000% due 10/01/2035 - 02/01/2038 (g)	12,426	12,808
6.223% due 02/01/2035	339	343
6.500% due 08/01/2036 - 05/01/2037 (g)	4,036	4,198
6.500% due 01/01/2039	28,000	29,081
6.625% due 11/15/2030	400	579
7.500% due 12/01/2014 (g)	143	148
Freddie Mac
1.425% due 02/15/2019	3,070	2,951
1.545% due 06/15/2031	1,371	1,310
1.595% due 11/15/2016 - 03/15/2017	5,750	5,688
1.622% due 10/15/2020	643	630
3.500% due 01/15/2023	310	310
3.678% due 10/25/2044	168	161
3.878% due 07/25/2044	826	746
4.000% due 11/01/2013 (g)	3,371	3,423
4.000% due 05/15/2016	135	135
4.500% due 02/15/2017 - 01/15/2018 (g)	9,684	9,831
4.500% due 09/15/2020	172	172
5.000% due 12/15/2015 - 01/01/2037 (g)	26,483	26,915
5.000% due 01/15/2018 - 11/15/2025	9,412	9,555
5.302% due 09/01/2035 (g)	2,044	2,072
5.500% due 03/15/2017 - 08/15/2030	200	205
5.500% due 12/01/2034 - 11/01/2038 (g)	108,674	111,368
Ginnie Mae
1.440% due 03/16/2032	35	34
5.000% due 02/01/2039	40,000	40,819
5.125% due 11/20/2024	91	90
5.500% due 01/01/2039	80,000	82,388
6.500% due 04/15/2031 - 11/15/2038	12,930	13,482
Overseas Private Investment Corp.
5.660% due 06/10/2015	6,000	7,029
Small Business Administration
5.680% due 06/01/2028	2,443	2,539

Total U.S. Government Agencies (Cost $532,082)		544,709

U.S. TREASURY OBLIGATIONS 53.8%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	3,176	3,122
2.375% due 01/15/2027	1,272	1,278
3.625% due 04/15/2028	1,850	2,205
U.S. Treasury Bonds
4.500% due 05/15/2038	2,300	2,671
5.000% due 05/15/2037	2,200	3,188
5.250% due 11/15/2028	1,100	1,453
7.125% due 02/15/2023	7,200	10,448
7.250% due 08/15/2022	700	1,018
8.000% due 11/15/2021	4,900	7,431
U.S. Treasury Notes
2.000% due 02/28/2010	21,600	21,964
2.875% due 06/30/2010	45,300	46,926
4.000% due 02/15/2014	7,800	8,104
4.250% due 11/15/2017	1,700	1,981
4.750% due 03/31/2011	22,100	23,334
4.750% due 08/15/2017	27,300	32,649
U.S. Treasury Strips
0.000% due 08/15/2021	23,600	15,488
0.000% due 11/15/2021	15,200	9,867

Total U.S. Treasury Obligations (Cost $187,985)		193,127

MORTGAGE-BACKED SECURITIES 8.6%
American Home Mortgage Assets
0.661% due 05/25/2046	2,064	816
0.681% due 10/25/2046	792	277
Banc of America Funding Corp.
6.124% due 01/20/2047	159	85
Banc of America Mortgage Securities, Inc.
0.921% due 01/25/2034	179	169
5.000% due 05/25/2034	192	163
Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	532	438
4.625% due 10/25/2035	3,107	2,383
4.750% due 10/25/2035	298	279
5.472% due 05/25/2047	2,136	1,238
Bear Stearns Alt-A Trust
5.364% due 05/25/2035	418	283
5.441% due 08/25/2036	900	367
5.495% due 09/25/2035	497	232
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036	488	307
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	616	505
4.700% due 12/25/2035	1,372	997
6.014% due 09/25/2037	2,069	1,101
Countrywide Alternative Loan Trust
0.702% due 12/20/2046	2,055	896
0.718% due 11/20/2035	45	43
0.718% due 03/20/2046	1,481	612
0.718% due 07/20/2046	2,053	844
4.500% due 06/25/2035	316	308
5.404% due 06/25/2037	2,602	1,307
Countrywide Home Loan Mortgage Pass-Through Trust
0.761% due 04/25/2035	296	146
0.791% due 03/25/2035	228	104
CS First Boston Mortgage Securities Corp.
4.949% due 06/25/2033	245	205
Downey Savings & Loan Association Mortgage Loan Trust
0.841% due 08/19/2045	1,234	574
4.574% due 07/19/2044	107	71
First Horizon Alternative Mortgage Securities
4.243% due 03/25/2035	246	119
First Horizon Asset Securities, Inc.
5.354% due 08/25/2035	113	80
First Republic Mortgage Loan Trust
1.545% due 11/15/2031	99	73
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	172	153
Greenpoint Mortgage Funding Trust
0.651% due 01/25/2037	1,857	776
GSR Mortgage Loan Trust
4.540% due 09/25/2035	451	333
5.500% due 11/25/2035	130	129
GSRPM Mortgage Loan Trust
1.171% due 01/25/2032	15	12
Harborview Mortgage Loan Trust
0.821% due 03/19/2036	1,286	549
Homebanc Mortgage Trust
5.892% due 04/25/2037	900	303
Indymac Index Mortgage Loan Trust
0.571% due 01/25/2037	483	457
0.771% due 06/25/2037	715	333
5.055% due 12/25/2034	62	43
JPMorgan Mortgage Trust
5.024% due 02/25/2035	427	321
Lehman XS Trust
0.551% due 07/25/2046	258	254
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036	245	131
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035	57	41
2.395% due 10/25/2035	79	59
Morgan Stanley Capital I
1.255% due 10/15/2020	1,040	794
Residential Accredit Loans, Inc.
0.681% due 04/25/2046	1,928	814
0.871% due 03/25/2033	146	131
Residential Asset Securitization Trust
0.821% due 10/25/2018	1,959	1,594
0.871% due 05/25/2033	217	183
Structured Adjustable Rate Mortgage Loan Trust
3.453% due 01/25/2035	295	129
Structured Asset Mortgage Investments, Inc.
0.751% due 02/25/2036	780	372
0.831% due 07/19/2035	340	226
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046	1,697	1,409
WaMu Mortgage Pass-Through Certificates
0.781% due 01/25/2045	217	112
0.791% due 01/25/2045	209	106
2.956% due 03/25/2047	1,064	397
5.449% due 02/25/2037	292	175
Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	570	408
4.359% due 07/25/2035	2,647	2,236
4.500% due 11/25/2018	1,145	1,080
4.777% due 05/25/2035	278	211
5.240% due 04/25/2036	2,137	1,552

Total Mortgage-Backed Securities (Cost $44,159)		30,845

ASSET-BACKED SECURITIES 2.6%
Access Group, Inc.
4.835% due 10/27/2025	2,400	2,207
Aurum CLO 2002-1 Ltd.
5.182% due 04/15/2014	1,373	1,295
Bear Stearns Asset-Backed Securities Trust
5.280% due 10/25/2036	1,693	1,295
Countrywide Asset-Backed Certificates
0.521% due 12/25/2046	229	223
GE-WMC Mortgage Securities LLC
0.511% due 08/25/2036	166	156
GSAMP Trust
0.541% due 01/25/2036	15	15
0.561% due 11/25/2035	116	39
0.761% due 03/25/2034	49	48
Lehman XS Trust
0.551% due 08/25/2046	387	384
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034	186	63
New Century Home Equity Loan Trust
0.541% due 08/25/2036	9	9
SLM Student Loan Trust
3.535% due 07/25/2017	2,000	1,755
3.935% due 10/27/2014	1,650	1,601
Structured Asset Securities Corp.
4.900% due 04/25/2035	677	333

Total Asset-Backed Securities (Cost $10,858)		9,423

FOREIGN CURRENCY-DENOMINATED ISSUES 5.9%
Brazil Government International Bond
10.250% due 01/10/2028	BRL 1,400	543
General Electric Capital Corp.
6.500% due 09/15/2067	GBP 1,800	1,685
Republic of Germany
4.250% due 07/04/2039	EUR 4,100	6,478
4.750% due 07/04/2034	3,100	4,979
5.500% due 01/04/2031	200	345
5.625% due 01/04/2028	3,000	5,194
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/18/2049	GBP 1,600	1,869

Total Foreign Currency-Denominated Issues (Cost $20,594)		21,093

	Shares
CONVERTIBLE PREFERRED STOCKS 1.0%
Bank of America Corp.
7.250% due 07/18/2049	500	326
Wachovia Corp.
7.500% due 07/18/2049	4,500	3,375

Total Convertible Preferred Stocks (Cost $3,560)		3,701

PREFERRED STOCKS 0.0%
Fannie Mae
8.250% due 07/18/2049	13,000	11

Total Preferred Stocks (Cost $325)		11

EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE Index Fund	172,236	7,728

Total Exchange-Traded Funds (Cost $10,076)		7,728

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 34.6%
Certificates Of Deposit 0.5%
Unicredito Italiano NY
1.640% due 05/18/2009	$2,000	1,999

Repurchase Agreements 12.8%
Barclays Capital, Inc.
0.050% due 01/02/2009	26,800	26,800
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $27,456. Repurchase proceeds are $26,800.)
JPMorgan Chase Bank N.A.
0.000% due 01/14/2009	3,283	3,283
(Dated 12/17/2008. Collateralized by U.S. Treasury Notes 4.750% due 05/15/2014 valued at $3,313. Repurchase proceeds are $3,283.)
0.010% due 01/09/2009	5,774	5,774
(Dated 12/08/2008. Collateralized by U.S. Treasury Bonds 4.750% due 08/15/2017 valued at $6,081. Repurchase proceeds are $5,773.)
0.020% due 01/02/2009	1,000	1,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $1,010. Repurchase proceeds are $1,000.)
0.030% due 01/07/2009	9,040	9,040
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2017 valued at $9,389. Repurchase proceeds are $9,040.)

		45,897

U.S. Cash Management Bills 3.6%
0.933% due 04/29/2009 - 05/15/2009 (b)(e)	12,980	12,899

U.S. Treasury Bills 17.7%
0.163% due 01/02/2009 - 06/11/2009 (b)(d)(e)(f)	63,610	63,525

Total Short-Term Instruments (Cost $124,480)		124,320

Purchased Options (j) 1.4% (Cost $2,021)		5,107
Total Investments 308.1% (Cost $1,124,068)		$1,106,724
Written Options (k) (0.2%) (Premiums $213)		(678)
Other Assets and Liabilities (Net) (207.9%)		(746,836)

Net Assets 100.0%		$359,210

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $2,502 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(e) Securities with an aggregate market value of $48,508 and cash of $250 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) Securities with an aggregate market value of $1,686 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $240,763 at a weighted average interest rate of 2.529%. On December 31, 2008, securities valued at $352,987 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $1,438 and cash of $3,132 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	142	$998
90-Day Euribor March Futures	Long	03/2009	71	628
90-Day Eurodollar June Futures	Short	06/2009	15	(42)
90-Day Eurodollar March Futures	Long	03/2010	474	2,619
90-Day Eurodollar September Futures	Long	09/2009	248	1,458
Euro-Bobl March Futures	Short	03/2009	119	(148)
Euro-Bobl March Futures Call Options Strike @ EUR 135.000	Long	03/2009	119	(2)
Euro-Bund 10-Year Bond March Futures	Short	03/2009	5	(16)
Euro-Schatz February Futures Call Options Strike @ EUR 116.000	Long	02/2009	55	(1)
Euro-Schatz March Futures	Short	03/2009	82	(39)
Euro-Schatz March Futures Call Options Strike @ EUR 120.000	Long	03/2009	412	(3)
U.S. Treasury 5-Year Note March Futures	Long	03/2009	9	12
U.S. Treasury 10-Year Note March Futures	Long	03/2009	45	35
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	323	2,176
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	349	3,161
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	802
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	184	1,419
United Kingdom Government 10-Year Bond March Futures	Short	03/2009	44	(283)

				$12,774

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BCLY	(1.200%)	09/20/2013	6.624%		$2,100	$406	$0	$406
AutoZone, Inc.	RBS	(0.665%)	06/20/2017	1.384%		1,900	95	0	95
Baxter International, Inc.	BCLY	(0.350%)	09/20/2013	0.492%		4,600	29	0	29
BellSouth Corp.	DUB	(0.395%)	09/20/2014	0.910%		1,200	32	0	32
Campbell Soup Co.	BCLY	(0.350%)	09/20/2013	0.439%		2,600	10	0	10
Campbell Soup Co.	UBS	(0.350%)	09/20/2013	0.439%		1,700	7	0	7
Deutsche Telekom International Finance BV	CSFB	(1.080%)	09/20/2018	1.009%		5,000	(40)	0	(40)
Dominion Resources, Inc.	BCLY	(0.540%)	09/20/2013	0.955%		8,900	162	0	162
Erac USA Finance Co.	GSC	(0.800%)	12/20/2017	7.262%		7,500	2,525	0	2,525
General Mills, Inc.	BCLY	(0.500%)	09/20/2013	0.786%		4,600	58	0	58
Goldman Sachs Group, Inc.	CITI	(1.100%)	06/20/2018	2.570%		2,200	227	0	227
Goodrich Corp.	DUB	(0.510%)	09/20/2016	1.040%		2,200	79	0	79
Hungary Government International Bond	MSC	(1.660%)	03/20/2013	4.229%		2,600	233	0	233
Kohl’s Corp.	RBS	(0.680%)	12/20/2017	2.683%		10,000	1,310	0	1,310
Loews Corp.	JPM	(0.280%)	03/20/2016	0.869%		2,800	107	0	107
Ltd. Brands, Inc.	GSC	(1.030%)	06/20/2017	4.923%		5,000	1,011	0	1,011
Merrill Lynch & Co., Inc.	CITI	(2.450%)	03/20/2015	1.482%		5,000	(270)	0	(270)
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	4.436%		2,000	423	0	423
Raytheon Co.	BCLY	(0.480%)	09/20/2013	0.659%		1,100	9	0	9
Reynolds American, Inc.	BCLY	(1.200%)	06/20/2013	4.050%		2,000	215	0	215
Turkey Government International Bond	MSC	(2.200%)	10/20/2010	4.242%		100	3	0	3
Turkey Government International Bond	MSC	(2.630%)	03/20/2013	4.114%		2,600	123	0	123
UBS Warburg LLC	BCLY	(1.900%)	12/20/2013	2.037%	EUR	900	6	0	6
Wells Fargo Bank N.A.	GSC	(0.140%)	03/20/2015	1.766%		$5,000	452	0	452

							$7,212	$0	$7,212

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Goldman Sachs Group, Inc.	CITI	0.920%	09/20/2012	3.017%	$700	$(48)	$0	$(48)
Merrill Lynch & Co., Inc.	CITI	0.950%	09/20/2012	1.550%	700	(15)	0	(15)
Reynolds American, Inc.	DUB	1.280%	06/20/2017	4.050%	1,000	(167)	0	(167)

						$(230)	$0	$(230)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	BCLY	(2.650%)	06/20/2013	$3,900	$608	$(82)	$690
CDX.HY-10 Index	BCLY	(5.000%)	06/20/2013	1,200	188	27	161
CDX.HY-10 Index	UBS	(5.000%)	06/20/2013	1,200	188	26	162
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%)	12/20/2012	7,800	1,472	0	1,472
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	1,366	69	18	51
CDX.IG-9 10-Year Index	GSC	(0.800%)	12/20/2017	3,026	154	51	103
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	2,050	104	50	54
CDX.IG-9 10-Year Index	RBS	(0.800%)	12/20/2017	879	45	13	32
CDX.IG-10 5-Year Index	CSFB	(1.550%)	06/20/2013	683	16	(1)	17
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	1,366	1	(48)	49
CDX.IG-10 10-Year Index	MSC	(1.500%)	06/20/2018	2,147	2	(32)	34
CDX.IG-11 5-Year Index	MSC	(1.500%)	12/20/2013	200	4	4	0

					$2,851	$26	$2,825

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-2 Index	GSC	0.110%	05/25/2046	$1,000	$(500)	$(325)	$(175)
CDX.HVol-9 5-Year Index	CSFB	1.400%	12/20/2012	3,383	(539)	(44)	(495)
CDX.HY-8 Index 35-100%	BCLY	0.483%	06/20/2012	3,728	(246)	0	(246)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	5,600	(1,509)	0	(1,509)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	6,051	(440)	(483)	43
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	5,200	(1,549)	(787)	(762)

					$(4,783)	$(1,639)	$(3,144)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	500	$12	$0	$12
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		600	15	0	15
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	10,600	31	0	31
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		13,300	(358)	8	(366)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		15,500	(318)	(205)	(113)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		800	16	5	11
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		3,200	65	14	51
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		$5,700	257	208	49
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		21,800	1,905	(81)	1,986
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		51,500	4,501	(23)	4,524
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		54,700	4,780	(54)	4,834
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		68,600	5,995	(918)	6,913
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	MLP		1,600	127	1	126
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		8,600	(1,469)	(276)	(1,193)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		12,400	(1,208)	(930)	(278)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,600	(784)	(119)	(665)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		14,500	(1,726)	(588)	(1,138)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		700	(84)	(29)	(55)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		1,000	(119)	(6)	(113)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		100	(12)	3	(15)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		17,500	(2,082)	(469)	(1,613)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		2,200	(603)	(101)	(502)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		4,100	(1,123)	(216)	(907)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,200	(2,520)	(97)	(2,423)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		55,800	(15,285)	(560)	(14,725)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		1,100	(154)	(133)	(21)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		38,100	(5,324)	(4,608)	(716)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		200	(68)	0	(68)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		7,700	(2,605)	5	(2,610)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		8,400	(2,842)	(103)	(2,739)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,100	(1,387)	80	(1,467)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		1,700	(575)	2	(577)
Pay	3-Month USD-LIBOR	5.000%	12/15/2035	DUB		9,600	2,422	(201)	2,623
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	BCLY	EUR	8,600	305	(42)	347
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		9,210	198	(7)	205
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		5,890	127	(4)	131
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	DUB		7,900	378	(31)	409
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		900	65	4	61
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		3,800	273	6	267
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		9,500	760	(31)	791
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		1,900	(89)	35	(124)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		1,000	(46)	23	(69)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		1,000	(140)	4	(144)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		3,300	(464)	(28)	(436)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		2,000	(689)	22	(711)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		400	(142)	(13)	(129)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		2,600	(924)	(200)	(724)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		500	(178)	(16)	(162)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		3,100	(905)	(139)	(766)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	12,800	(14)	(52)	38
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY		18,000	(360)	73	(433)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		50,000	(1,001)	208	(1,209)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,600	236	(140)	376
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	77	(47)	124
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI		6,300	436	(79)	515
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		5,600	387	(79)	466
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		1,700	198	(3)	201
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		1,100	(178)	73	(251)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	(327)	269	(596)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		2,700	(288)	(18)	(270)
Pay	28-Day MXN TIIE	8.860%	09/12/2016	CITI	MXN	6,700	17	0	17
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		5,500	(2)	4	(6)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(674)	18	(692)

							$(23,484)	$(9,581)	$(13,903)

Total Return Swaps on Indices

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	iShares MSCI EAFE Index	2,339,386	1-Month USD-LIBOR less 0.500%	$97,482	06/30/2009	CSFB	$8,638
Receive	iShares MSCI EAFE Index	1,494,976	1-Month USD-LIBOR less 0.550%	62,296	06/30/2009	CSFB	5,522
Receive	iShares MSCI EAFE Index	3,783,330	1-Month USD-LIBOR less 0.350%	163,213	04/14/2009	MLP	8,264

							$22,424

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$111.000	01/23/2009	315	$31	$5
Call - CBOT U.S. Treasury 10-Year Note February Futures	142.000	01/23/2009	420	14	7
Put - CBOT U.S. Treasury 30-Year Bond March Futures	71.000	02/20/2009	172	3	3

				$48	$15

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$227
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	8,500	82	314
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.650%	12/15/2009	700	22	14

							$160	$555

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	2,800	$136	$361
Put - OTC EUR versus USD		1.375	05/21/2010		2,800	136	329
Call - OTC EUR versus USD		1.375	06/03/2010		1,400	67	182
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	166
Call - OTC EUR versus JPY	JPY	148.400	06/03/2010		1,000	56	37
Put - OTC EUR versus JPY		148.400	06/03/2010		1,000	56	301
Call - OTC USD versus JPY		104.000	03/17/2010		$3,100	139	24
Put - OTC USD versus JPY		104.000	03/17/2010		3,100	126	509
Call - OTC USD versus JPY		105.200	03/31/2010		1,200	50	8
Put - OTC USD versus JPY		105.200	03/31/2010		1,200	51	212
Call - OTC USD versus JPY		105.400	03/31/2010		4,000	168	26
Put - OTC USD versus JPY		105.400	03/31/2010		4,000	168	715

						$1,220	$2,870

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$6,000	$141	$473
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.602	02/13/2009	17,000	414	1,175
Call - OTC Fannie Mae 5.500% due 01/01/2039	106.750	01/06/2009	38,000	4	0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.102	02/06/2009	21,600	3	14
Call - OTC U.S. Treasury Note 2.875% due 06/30/2010	104.500	03/13/2009	2,000	0	1
Call - OTC U.S. Treasury Note 4.125% due 08/31/2012	114.570	02/20/2009	4,600	1	2
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	116.000	03/13/2009	44,100	5	2
Put - OTC Fannie Mae 4.500% due 01/01/2039	50.000	02/05/2009	3,000	0	0
Put - OTC Fannie Mae 4.500% due 02/01/2039	53.000	02/05/2009	4,000	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	73.000	01/06/2009	43,400	5	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	65.031	02/05/2009	24,000	3	0
Put - OTC Fannie Mae 5.500% due 02/01/2039	72.000	02/05/2009	1,000	0	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	50.000	01/06/2009	5,600	1	0
Put - OTC Freddie Mac 5.000% due 02/01/2039	65.000	02/05/2009	2,000	0	0
Put - OTC Ginnie Mae 5.000% due 01/01/2039	50.000	01/14/2009	43,000	5	0
Put - OTC Ginnie Mae 5.500% due 02/01/2039	72.000	02/12/2009	49,000	6	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	65.000	01/06/2009	16,000	2	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	81.000	01/06/2009	3,000	0	0
Put - OTC Ginnie Mae 6.000% due 02/01/2039	73.000	02/12/2009	3,200	0	0
Put - OTC Ginnie Mae 6.500% due 01/01/2039	86.500	01/14/2009	7,000	1	0
Put - OTC Ginnie Mae 6.500% due 02/01/2039	75.000	02/12/2009	1,000	0	0
Put - OTC U.S. Treasury Bond 7.125% due 02/15/2023	101.000	03/27/2009	7,200	1	0
Put - OTC U.S. Treasury Note 8.000% due 11/15/2021	106.000	03/27/2009	4,900	1	0

				$593	$1,667

(k) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$54	$251
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,000	29	43
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	300	2	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,900	28	43
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,700	82	332
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	2,900	18	8

							$213	$678

(l) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(7)
Fannie Mae	5.500%	01/01/2039	$9,000	$9,023	$9,226
Fannie Mae	6.000%	01/01/2039	11,900	12,144	12,251
Freddie Mac	5.500%	01/01/2039	16,000	16,390	16,377
Ginnie Mae	5.500%	01/01/2039	10,000	10,032	10,298
U.S. Treasury Bonds	4.500%	05/15/2038	2,300	2,554	2,571
U.S. Treasury Notes	2.000%	02/28/2010	21,600	21,898	22,161
U.S. Treasury Notes	2.875%	06/30/2010	51,400	52,006	53,430
U.S. Treasury Notes	4.000%	02/15/2014	7,800	8,123	8,123
U.S. Treasury Notes	4.250%	11/15/2017	11,400	12,545	13,350
U.S. Treasury Notes	4.750%	03/31/2011	22,100	23,392	23,785
U.S. Treasury Notes	4.750%	08/15/2017	32,300	36,140	39,212

				$204,247	$210,784

(7)	Market value includes $1,397 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	7,660	01/2009	$386	$0	$386
Sell		CITI	35,983	01/2009	0	(1,707)	(1,707)
Buy		GSC	350	01/2009	18	0	18
Buy	BRL	BCLY	817	02/2009	0	(22)	(22)
Buy		RBC	1,353	06/2009	0	(158)	(158)
Sell	CHF	HSBC	1,440	03/2009	0	(27)	(27)
Sell		MSC	30,386	03/2009	0	(3,058)	(3,058)
Buy	CLP	HSBC	8,500	05/2009	0	0	0
Buy	CNY	BCLY	3,625	07/2009	0	(42)	(42)
Sell		BCLY	4,188	07/2009	0	(3)	(3)
Buy		DUB	47,384	07/2009	0	(512)	(512)
Buy		HSBC	8,588	07/2009	0	(95)	(95)
Buy		JPM	5,956	07/2009	0	(66)	(66)
Sell		JPM	49,433	07/2009	7	(28)	(21)
Sell	DKK	MSC	23,032	02/2009	0	(331)	(331)
Sell	EUR	JPM	5,190	01/2009	37	0	37
Buy		MSC	1,441	01/2009	35	0	35
Sell		RBS	81,487	01/2009	0	(10,308)	(10,308)
Sell	GBP	BCLY	14,750	01/2009	646	0	646
Sell		BNP	2,950	01/2009	105	0	105
Sell		CITI	17,894	01/2009	804	0	804
Buy		JPM	5,284	01/2009	0	(510)	(510)
Sell		MSC	3,320	01/2009	341	0	341
Buy		RBS	775	01/2009	0	(46)	(46)
Sell		UBS	15,867	01/2009	721	0	721
Sell	HKD	CITI	35,534	01/2009	0	(5)	(5)
Sell		CSFB	18,669	01/2009	0	(2)	(2)
Sell	JPY	BCLY	2,095,368	01/2009	0	(1,125)	(1,125)
Sell		CITI	2,107,770	01/2009	0	(1,070)	(1,070)
Sell		HSBC	2,909,285	01/2009	0	(1,431)	(1,431)
Sell		JPM	354,000	01/2009	0	(14)	(14)
Sell		UBS	995,727	01/2009	0	(537)	(537)
Buy	MXN	MLP	20,330	05/2009	0	(72)	(72)
Buy	MYR	BCLY	387	02/2009	2	0	2
Buy		DUB	510	02/2009	1	0	1
Buy		JPM	642	02/2009	5	0	5
Buy		BCLY	210	04/2009	1	0	1
Buy		BOA	175	04/2009	1	0	1
Buy		CITI	387	04/2009	2	0	2
Buy		HSBC	463	04/2009	4	0	4
Sell	NOK	MSC	15,723	03/2009	0	(36)	(36)
Sell	NZD	RBS	415	01/2009	3	0	3
Buy	PLN	HSBC	2,522	05/2009	0	(276)	(276)
Buy	RUB	BCLY	49,072	05/2009	0	(37)	(37)
Sell		BCLY	20,833	05/2009	38	0	38
Sell		DUB	12,502	05/2009	32	0	32
Buy		HSBC	18,188	05/2009	0	(217)	(217)
Sell		HSBC	7,469	05/2009	7	0	7
Sell		JPM	26,455	05/2009	50	0	50
Sell	SEK	BNP	3,600	02/2009	0	(5)	(5)
Sell		MSC	56,625	02/2009	0	(221)	(221)
Sell	SGD	JPM	4,114	01/2009	0	(109)	(109)

					$3,246	$(22,070)	$(18,824)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$11,114	$1,094,315	$1,295	$1,106,724
Short Sales, at value	0	(210,784)	0	(210,784)
Other Financial Instruments++	12,773	(4,344)	27	8,456

Total	$23,887	$879,187	$1,322	$904,396

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$1,663	$(330)	$1	$0	$(39)	$0	$1,295
Other Financial Instruments++	(200)	0	0	14	(33)	246	27

Total	$1,463	$(330)	$1	$14	$(72)	$246	$1,322

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Bond Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.0%
Daimler Finance North America LLC
6.000% due 08/03/2012		$1,580	$831

Total Bank Loan Obligations (Cost $1,519)			831

CORPORATE BONDS & NOTES 73.3%
Banking & Finance 39.8%
Abbey National PLC
7.950% due 10/26/2029		1,600	1,397
Allstate Corp.
6.125% due 05/15/2037		100	58
7.200% due 12/01/2009		200	202
Allstate Life Global Funding II
2.822% due 05/21/2010		3,500	3,128
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,200	1,182
American Express Bank FSB
1.275% due 07/13/2010		3,600	3,292
1.459% due 06/12/2009		600	584
5.500% due 04/16/2013		5,600	5,309
American Express Centurion Bank
0.534% due 03/23/2010		3,600	3,328
0.568% due 09/22/2009		4,000	3,814
1.200% due 11/16/2009		200	189
1.275% due 07/13/2010		8,500	7,709
American Express Co.
6.150% due 08/28/2017		300	290
6.800% due 09/01/2066		2,465	1,278
7.000% due 03/19/2018		3,000	3,039
American Express Credit Corp.
0.641% due 05/19/2009		400	387
5.875% due 05/02/2013		1,700	1,633
American General Finance Corp.
5.200% due 12/15/2011		2,600	1,105
American International Group, Inc.
1.090% due 06/16/2009		2,300	2,096
4.950% due 03/20/2012		250	196
5.050% due 10/01/2015		700	470
5.850% due 01/16/2018		15,920	10,688
6.250% due 05/01/2036		200	113
8.175% due 05/15/2058		1,900	740
8.250% due 08/15/2018		29,200	21,404
Anadarko Finance Co.
6.750% due 05/01/2011		2,900	2,903
ANZ National International Ltd.
6.200% due 07/19/2013		2,000	1,937
BAE Systems Holdings, Inc.
5.200% due 08/15/2015		200	186
Bank of America Corp.
4.750% due 08/01/2015		200	189
5.625% due 10/14/2016		2,000	1,968
5.650% due 05/01/2018		39,700	40,007
5.750% due 12/01/2017		10,000	10,002
6.000% due 09/01/2017		300	305
8.000% due 12/29/2049		5,500	3,962
8.125% due 12/29/2049		16,300	12,213
Bank of America N.A.
2.047% due 06/23/2010		600	586
2.835% due 05/12/2010		2,000	1,959
6.000% due 10/15/2036		400	426
Bank of Scotland PLC
2.252% due 12/08/2010		10,000	9,129
Bank One Corp.
5.250% due 01/30/2013		100	98
9.875% due 03/01/2009		50	50
Barclays Bank PLC
6.050% due 12/04/2017		9,000	7,953
7.434% due 09/29/2049		500	253
7.700% due 04/29/2049		300	199
BB&T Corp.
6.500% due 08/01/2011		30	30
Bear Stearns Cos. LLC
2.262% due 08/21/2009		100	98
2.359% due 08/15/2011		200	180
2.371% due 11/28/2011		100	93
2.562% due 11/21/2016		7,500	6,405
3.650% due 01/31/2011		3,500	3,215
4.902% due 07/19/2010		400	387
5.700% due 11/15/2014		100	98
6.400% due 10/02/2017		15,600	16,238
6.950% due 08/10/2012		7,500	7,795
7.250% due 02/01/2018		10,500	11,526
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		200	220
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		3,500	3,604
Block Financial LLC
7.875% due 01/15/2013		10,000	9,466
BNP Paribas
2.386% due 12/09/2016		4,000	3,302
2.660% due 06/04/2010		700	677
5.186% due 06/29/2049		5,700	3,237
C10 Capital SPV Ltd.
6.722% due 12/31/2049		400	191
Caelus Re Ltd.
8.452% due 06/07/2011		500	478
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		7,245	7,199
Caterpillar Financial Services Corp.
1.991% due 06/25/2010		700	681
2.216% due 06/24/2011		5,680	5,081
5.450% due 04/15/2018		2,500	2,345
CIT Group, Inc.
2.302% due 06/08/2009		1,600	1,562
3.615% due 01/30/2009		1,000	999
4.750% due 12/15/2010		2,000	1,761
Citigroup Capital XXI
8.300% due 12/21/2057		1,000	773
Citigroup Funding, Inc.
3.556% due 05/07/2010		100	95
4.309% due 10/22/2009		100	97
Citigroup Global Markets Holdings, Inc.
1.971% due 03/17/2009		800	796
Citigroup, Inc.
1.496% due 12/28/2009		5,200	4,906
2.318% due 03/07/2014		3,000	2,300
2.386% due 05/18/2010		100	92
5.000% due 09/15/2014		3,400	2,994
5.500% due 04/11/2013		5,000	4,873
5.625% due 08/27/2012		400	375
5.875% due 05/29/2037		3,000	3,008
6.000% due 02/21/2012		1,190	1,178
6.000% due 08/15/2017		10,740	10,708
6.125% due 11/21/2017		27,700	28,039
6.125% due 05/15/2018		26,200	26,538
6.125% due 08/25/2036		800	719
6.500% due 08/19/2013		1,500	1,515
8.400% due 04/29/2049		24,300	16,075
Commonwealth Bank of Australia
6.024% due 03/29/2049		350	202
ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016		300	307
Countrywide Financial Corp.
4.500% due 06/15/2010		1,700	1,671
Countrywide Home Loans, Inc.
6.250% due 04/15/2009		2,250	2,251
Credit Agricole S.A.
2.231% due 05/28/2010		9,600	9,490
6.637% due 05/29/2049		200	90
Credit Suisse New York
5.000% due 05/15/2013		8,000	7,707
6.000% due 02/15/2018		1,800	1,656
Credit Suisse USA, Inc.
2.272% due 06/05/2009		400	393
6.125% due 11/15/2011		100	101
FIA Card Services N.A.
7.125% due 11/15/2012		145	148
First Union Capital I
7.935% due 01/15/2027		6,000	4,991
First Union Institutional Capital II
7.850% due 01/01/2027		3,910	3,211
Fleet National Bank
5.750% due 01/15/2009		175	175
Ford Motor Credit Co. LLC
7.875% due 06/15/2010		100	80
General Electric Capital Corp.
2.219% due 08/15/2011		150	132
3.053% due 05/22/2013		400	337
3.642% due 02/01/2011		100	91
4.489% due 01/08/2016		5,000	3,688
4.800% due 05/01/2013		4,000	3,939
5.000% due 01/08/2016		100	97
5.450% due 01/15/2013		350	353
5.625% due 05/01/2018		3,100	3,128
5.875% due 01/14/2038		19,200	18,859
6.375% due 11/15/2067		3,300	2,077
6.750% due 03/15/2032		500	533
GMAC LLC
6.625% due 05/15/2012		100	77
6.875% due 09/15/2011		50	41
Goldman Sachs Group, Inc.
0.554% due 12/23/2009		700	664
0.564% due 06/23/2009		100	97
1.566% due 06/28/2010		1,300	1,210
2.886% due 02/06/2012		4,500	3,813
4.500% due 06/15/2010		250	246
5.250% due 10/15/2013		6,800	6,253
5.350% due 01/15/2016		1,100	1,006
5.450% due 11/01/2012		7,684	7,336
5.700% due 09/01/2012		1,300	1,241
5.950% due 01/18/2018		18,000	17,096
6.125% due 02/15/2033		600	549
6.150% due 04/01/2018		30,500	29,360
6.250% due 09/01/2017		1,600	1,554
6.600% due 01/15/2012		2,000	1,975
6.750% due 10/01/2037		2,100	1,710
6.875% due 01/15/2011		4,900	4,938
HBOS Capital Funding LP
6.071% due 06/29/2049		800	296
HBOS PLC
5.375% due 11/29/2049		3,490	1,705
5.920% due 09/29/2049		100	38
6.750% due 05/21/2018		4,300	3,791
HSBC Bank USA N.A.
7.000% due 01/15/2039		13,800	15,305
HSBC Capital Funding LP
4.610% due 12/29/2049		2,330	1,268
9.547% due 12/29/2049		100	79
HSBC Finance Corp.
2.598% due 08/09/2011		1,500	1,236
2.638% due 05/10/2010		140	127
HSBC Holdings PLC
6.500% due 05/02/2036		700	713
6.500% due 09/15/2037		4,100	4,178
6.800% due 06/01/2038		3,800	4,029
International Lease Finance Corp.
4.875% due 09/01/2010		150	118
5.350% due 03/01/2012		5,000	3,470
5.750% due 06/15/2011		2,000	1,459
John Deere Capital Corp.
2.939% due 06/10/2011		900	822
4.715% due 07/16/2010		5,000	4,686
JPMorgan Chase & Co.
0.521% due 06/26/2009		1,000	991
1.591% due 06/25/2012		200	181
2.259% due 05/16/2011		100	94
4.242% due 10/02/2009		500	490
4.720% due 01/17/2011		200	187
4.750% due 03/01/2015		300	282
5.125% due 09/15/2014		100	97
6.000% due 01/15/2018		28,000	29,606
6.400% due 05/15/2038		1,100	1,306
6.625% due 03/15/2012		350	359
7.125% due 06/15/2009		100	101
7.900% due 04/29/2049		20,500	17,098
JPMorgan Chase Bank N.A.
2.326% due 06/13/2016		7,600	5,722
6.000% due 10/01/2017		300	303
JPMorgan Chase Capital XV
5.875% due 03/15/2035		2,900	2,251
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		1,290	1,090
JPMorgan Chase Capital XX
6.550% due 09/29/2036		400	339
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		3,100	2,865
KeyBank N.A.
5.800% due 07/01/2014		700	617
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)		300	30
6.625% due 01/18/2012 (a)		15,030	1,503
6.875% due 05/02/2018 (a)		3,403	340
Merrill Lynch & Co., Inc.
2.446% due 09/09/2009		100	97
2.956% due 02/06/2009		100	100
3.079% due 02/05/2010		7,300	6,929
3.555% due 01/30/2009		100	100
3.735% due 07/25/2011		105	93
4.018% due 05/20/2009		300	296
4.250% due 02/08/2010		100	98
4.485% due 05/12/2010		11,800	11,374
5.450% due 02/05/2013		100	96
5.450% due 07/15/2014		1,200	1,188
6.050% due 08/15/2012		5,000	4,937
6.875% due 04/25/2018		22,100	23,157
MetLife, Inc.
5.000% due 06/15/2015		1,600	1,501
Metropolitan Life Global Funding I
5.125% due 04/10/2013		3,910	3,647
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	133
Morgan Stanley
2.498% due 02/09/2009		300	299
4.232% due 05/14/2010		2,300	2,142
4.299% due 01/22/2009		3,900	3,923
4.570% due 01/09/2012		3,000	2,369
4.620% due 01/09/2014		11,800	8,180
4.750% due 04/01/2014		900	686
4.752% due 01/18/2011		400	341
5.032% due 01/15/2010		200	186
5.232% due 10/15/2015		8,600	5,900
5.375% due 10/15/2015		250	215
5.750% due 10/18/2016		5,000	4,208
5.950% due 12/28/2017		5,200	4,323
6.000% due 04/28/2015		5,000	4,319
6.250% due 08/28/2017		4,500	3,840
6.625% due 04/01/2018		20,950	18,410
6.750% due 04/15/2011		6,000	5,907
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		1,050	733
National Australia Bank Ltd.
5.350% due 06/12/2013		12,200	11,770
National City Bank
1.620% due 06/18/2010		1,500	1,405
2.562% due 06/07/2017		2,600	1,641
National City Bank of Kentucky
6.300% due 02/15/2011		1,000	964
National City Corp.
2.091% due 06/16/2010		1,000	894
Pacific Life Global Funding
5.150% due 04/15/2013		500	470
PNC Bank N.A.
3.259% due 08/05/2009		4,000	3,997
Preferred Term Securities XII Ltd.
2.421% due 03/24/2034		95	40
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	469
Prudential Financial, Inc.
6.000% due 12/01/2017		1,500	1,205
Rabobank Capital Funding II
5.260% due 12/29/2049		150	79
Rabobank Capital Funding Trust
5.254% due 12/29/2049		10,000	5,490
RBS Capital Trust III
5.512% due 09/29/2049		1,200	480
Regions Financial Corp.
1.636% due 06/26/2012		3,500	2,822
Resona Bank Ltd.
5.850% due 09/29/2049		300	170
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		14,000	6,554
7.648% due 08/29/2049		1,000	484
9.118% due 03/31/2049		480	410
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		11,500	7,325
SLM Corp.
3.615% due 01/26/2009		200	192
3.765% due 10/25/2011		1,000	767
4.500% due 07/26/2010		3,000	2,605
5.000% due 10/01/2013		1,000	716
8.450% due 06/15/2018		3,500	2,771
State Street Bank and Trust Co.
2.392% due 12/08/2015		7,500	5,147
State Street Capital Trust III
8.250% due 12/29/2049		2,400	1,856
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		300	222
Teco Finance, Inc.
6.572% due 11/01/2017		123	93
6.750% due 05/01/2015		200	165
7.000% due 05/01/2012		177	163
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		2,500	1,612
UBS AG
2.498% due 06/19/2010		600	600
3.824% due 07/23/2009		1,580	1,572
5.750% due 04/25/2018		3,000	2,728
UBS Preferred Funding Trust V
6.243% due 05/29/2049		800	437
United Overseas Bank Ltd.
5.375% due 09/03/2019		100	84
USB Capital IX
6.189% due 04/15/2049		975	458
U.S. Bancorp
0.501% due 04/28/2009		100	100
Ventas Realty LP
6.750% due 06/01/2010		200	190
Wachovia Bank N.A.
2.326% due 03/15/2016		10,000	7,243
3.032% due 05/14/2010		17,800	17,093
5.000% due 08/15/2015		300	262
6.600% due 01/15/2038		400	435
7.800% due 08/18/2010		30	30
Wachovia Corp.
2.252% due 12/01/2009		600	581
5.500% due 05/01/2013		5,500	5,444
5.750% due 06/15/2017		3,500	3,489
5.750% due 02/01/2018		448	450
7.980% due 02/28/2049		8,000	6,837
Wachovia Mortgage FSB
2.428% due 05/08/2009		300	296
Wells Fargo & Co.
1.558% due 03/23/2010		75	74
4.375% due 01/31/2013		200	196
4.919% due 01/12/2011		200	193
5.625% due 12/11/2017		26,200	27,382
Wells Fargo Bank N.A.
4.750% due 02/09/2015		8,040	8,149
5.950% due 08/26/2036		400	416
6.450% due 02/01/2011		30	31
Wells Fargo Capital X
5.950% due 12/15/2036		2,100	1,805
Wells Fargo Capital XIII
7.700% due 12/29/2049		22,600	18,668
Western Financial Bank
9.625% due 05/15/2012		6,300	6,211
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	190

			908,299

Industrials 18.8%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		500	458
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	290
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		45	40
7.858% due 10/01/2011		50	38
Amgen, Inc.
5.850% due 06/01/2017		6,500	6,724
6.150% due 06/01/2018		3,200	3,400
6.900% due 06/01/2038		1,000	1,146
Anadarko Petroleum Corp.
5.950% due 09/15/2016		3,000	2,654
Apache Corp.
6.000% due 01/15/2037		1,100	1,070
Barrick Gold Corp.
5.800% due 11/15/2034		100	75
Baxter International, Inc.
6.250% due 12/01/2037		100	116
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	29
Canadian National Railway Co.
4.400% due 03/15/2013		80	78
5.550% due 05/15/2018		500	500
6.375% due 11/15/2037		1,600	1,761
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	94
5.850% due 02/01/2035		200	149
5.900% due 02/01/2018		3,500	3,029
6.000% due 08/15/2016		1,600	1,456
6.750% due 02/01/2039		5,100	4,248
Cardinal Health, Inc.
4.322% due 10/02/2009		200	190
5.500% due 06/15/2013		5,000	4,731
CBS Corp.
5.625% due 08/15/2012		500	412
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	139
Chesapeake Energy Corp.
7.625% due 07/15/2013		50	43
Cisco Systems, Inc.
2.233% due 02/20/2009		60	60
CODELCO, Inc.
6.150% due 10/24/2036		100	88
Colorado Interstate Gas Co.
6.800% due 11/15/2015		991	859
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		100	104
Comcast Cable Communications LLC
6.875% due 06/15/2009		12,000	12,058
8.875% due 05/01/2017		35	37
Comcast Corp.
5.875% due 02/15/2018		15,100	14,333
5.900% due 03/15/2016		2,900	2,773
6.450% due 03/15/2037		3,300	3,294
7.050% due 03/15/2033		100	105
ConocoPhillips
5.200% due 05/15/2018		2,500	2,438
Continental Airlines, Inc.
6.503% due 06/15/2011		100	78
Covidien International Finance S.A.
6.550% due 10/15/2037		100	102
Cox Communications, Inc.
4.625% due 06/01/2013		160	139
6.750% due 03/15/2011		100	97
7.750% due 11/01/2010		130	128
CSC Holdings, Inc.
8.125% due 07/15/2009		50	50
8.125% due 08/15/2009		50	50
CSX Corp.
5.300% due 02/15/2014		250	226
CVS Caremark Corp.
2.502% due 06/01/2010		10,678	9,829
Daimler Finance North America LLC
7.300% due 01/15/2012		100	86
DCP Midstream LLC
5.375% due 10/15/2015		100	84
Delta Air Lines, Inc.
6.619% due 03/18/2011		111	96
7.379% due 05/18/2010		33	30
Devon Energy Corp.
7.950% due 04/15/2032		11,400	12,626
Devon Financing Corp. ULC
7.875% due 09/30/2031		300	331
El Paso Natural Gas Co.
5.950% due 04/15/2017		1,445	1,155
8.375% due 06/15/2032		1,170	1,015
Enbridge Energy Partners LP
5.875% due 12/15/2016		500	412
6.500% due 04/15/2018		7,000	5,770
EnCana Corp.
4.750% due 10/15/2013		100	92
5.900% due 12/01/2017		8,000	6,685
6.500% due 08/15/2034		100	80
6.500% due 02/01/2038		5,500	4,438
Energy Transfer Partners LP
5.950% due 02/01/2015		4,000	3,440
6.000% due 07/01/2013		3,330	2,965
6.125% due 02/15/2017		6,000	4,962
6.700% due 07/01/2018		4,500	3,799
7.500% due 07/01/2038		2,800	2,192
Enterprise Products Operating LLC
5.000% due 03/01/2015		200	163
6.500% due 01/31/2019		11,000	9,271
Gaz Capital S.A.
7.288% due 08/16/2037		2,000	1,190
7.510% due 07/31/2013		5,000	3,994
8.625% due 04/28/2034		200	165
Gazprom International S.A.
7.201% due 02/01/2020		80	62
General Electric Co.
5.250% due 12/06/2017		40,000	39,948
General Mills, Inc.
5.700% due 02/15/2017		200	201
Georgia-Pacific LLC
7.000% due 01/15/2015		100	86
7.125% due 01/15/2017		700	592
GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		7,700	8,102
6.375% due 05/15/2038		2,000	2,268
Hewlett-Packard Co.
2.312% due 03/01/2012		100	89
Hospira, Inc.
6.050% due 03/30/2017		100	81
Humana, Inc.
6.450% due 06/01/2016		5,200	4,117
7.200% due 06/15/2018		10,000	8,055
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		140	138
International Business Machines Corp.
4.096% due 07/28/2011		5,700	5,412
7.625% due 10/15/2018		1,000	1,201
8.375% due 11/01/2019		30	38
Kellogg Co.
5.125% due 12/03/2012		100	100
Kern River Funding Corp.
4.893% due 04/30/2018		59	46
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	175
5.950% due 02/15/2018		15,400	13,165
7.125% due 03/15/2012		5,078	4,908
7.750% due 03/15/2032		2,000	1,757
Kraft Foods, Inc.
2.790% due 08/11/2010		3,100	2,920
6.500% due 08/11/2017		300	302
Kroger Co.
5.500% due 02/01/2013		200	198
Monsanto Co.
5.125% due 04/15/2018		1,000	1,051
5.875% due 04/15/2038		800	861
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		10,000	8,771
Newmont Mining Corp.
5.875% due 04/01/2035		100	62
News America Holdings, Inc.
9.250% due 02/01/2013		5,200	5,604
Norfolk Southern Corp.
5.750% due 04/01/2018		100	97
7.250% due 02/15/2031		100	104
Northrop Grumman Systems Corp.
7.750% due 02/15/2031		100	122
Northwest Pipeline GP
5.950% due 04/15/2017		200	176
Nucor Corp.
5.850% due 06/01/2018		1,000	972
OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013		150	109
Oracle Corp.
2.192% due 05/14/2010		900	872
5.750% due 04/15/2018		300	314
PepsiCo, Inc.
7.900% due 11/01/2018		20,000	24,557
Phelps Dodge Corp.
8.750% due 06/01/2011		200	189
9.500% due 06/01/2031		200	118
Philip Morris International, Inc.
5.650% due 05/16/2018		1,550	1,539
6.375% due 05/16/2038		2,700	2,818
Plains All American Pipeline LP
6.125% due 01/15/2017		1,400	1,115
President and Fellows of Harvard College
6.000% due 01/15/2019		5,000	5,424
Qwest Communications International, Inc.
7.250% due 02/15/2011		200	175
Reynolds American, Inc.
7.750% due 06/01/2018		100	82
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		3,000	2,392
6.500% due 07/15/2018		10,000	7,344
Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,880	3,824
6.850% due 07/15/2018		20,200	18,677
RR Donnelley & Sons Co.
6.125% due 01/15/2017		7,000	4,988
Safeway, Inc.
1.816% due 03/27/2009		200	198
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		200	200
Southern Co.
2.918% due 08/20/2010		5,400	5,224
Southern Natural Gas Co.
5.900% due 04/01/2017		2,800	2,233
8.000% due 03/01/2032		258	216
Southwest Airlines Co.
10.500% due 12/15/2011		8,000	7,298
Suncor Energy, Inc.
6.100% due 06/01/2018		5,000	4,316
6.500% due 06/15/2038		1,000	758
6.850% due 06/01/2039		4,500	3,590
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		47	45
Target Corp.
6.000% due 01/15/2018		1,000	970
7.000% due 01/15/2038		9,885	9,189
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		400	308
7.625% due 04/01/2037		1,000	799
Time Warner Cable, Inc.
5.850% due 05/01/2017		9,240	8,455
6.550% due 05/01/2037		840	807
7.300% due 07/01/2038		1,500	1,563
Time Warner, Inc.
6.750% due 04/15/2011		25	25
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	29
Transocean, Inc.
6.000% due 03/15/2018		4,500	4,106
6.800% due 03/15/2038		5,000	4,473
Union Pacific Corp.
6.625% due 02/01/2029		50	48
7.875% due 01/15/2019		2,000	2,289
United Airlines, Inc.
10.125% due 03/22/2015 (a)		79	36
UnitedHealth Group, Inc.
1.705% due 06/21/2010		1,000	901
6.000% due 02/15/2018		11,200	10,351
Vale Overseas Ltd.
6.250% due 01/11/2016		2,200	2,098
6.250% due 01/23/2017		100	95
8.250% due 01/17/2034		1,700	1,815
Viacom, Inc.
6.250% due 04/30/2016		500	415
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		1,000	1,109
6.200% due 04/15/2038		10,250	11,773
6.875% due 08/10/2009		30	31
Walt Disney Co.
6.375% due 03/01/2012		100	107
WEA Finance LLC
5.700% due 10/01/2016		100	67
WellPoint, Inc.
4.250% due 12/15/2009		100	96
XTO Energy, Inc.
5.500% due 06/15/2018		5,800	5,260
6.100% due 04/01/2036		100	83
6.375% due 06/15/2038		8,500	7,502
7.500% due 04/15/2012		100	99
Yum! Brands, Inc.
6.875% due 11/15/2037		200	159
8.875% due 04/15/2011		140	142

			430,355

Utilities 14.7%
Ameritech Capital Funding Corp.
6.250% due 05/18/2009		8,900	9,004
Appalachian Power Co.
5.000% due 06/01/2017		4,000	3,504
5.650% due 08/15/2012		300	285
7.000% due 04/01/2038		3,400	3,374
AT&T Corp.
7.300% due 11/15/2011		447	465
8.000% due 11/15/2031		27,000	34,015
AT&T Mobility LLC
6.500% due 12/15/2011		50	50
AT&T, Inc.
5.100% due 09/15/2014		300	295
5.600% due 05/15/2018		3,000	3,060
6.500% due 09/01/2037		500	540
BellSouth Corp.
5.200% due 09/15/2014		300	292
5.200% due 12/15/2016		100	96
British Telecommunications PLC
8.625% due 12/15/2010		100	103
9.125% due 12/15/2030		2,000	2,131
Bruce Mansfield Unit
6.850% due 06/01/2034		100	80
CenturyTel, Inc.
8.375% due 10/15/2010		100	93
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		1,800	1,816
6.750% due 04/01/2038		7,300	7,826
7.125% due 12/01/2018		9,500	10,233
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	91
Consumers Energy Co.
5.000% due 02/15/2012		100	98
5.375% due 04/15/2013		100	99
5.500% due 08/15/2016		350	337
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		330	340
8.750% due 06/15/2030		9,000	11,128
Dominion Resources, Inc.
6.400% due 06/15/2018		5,950	5,836
Duke Energy Carolinas LLC
5.750% due 11/15/2013		5,000	5,177
6.000% due 01/15/2038		3,700	4,045
6.050% due 04/15/2038		3,700	4,074
6.450% due 10/15/2032		200	212
7.000% due 11/15/2018		4,000	4,625
Energy East Corp.
6.750% due 07/15/2036		100	82
Entergy Gulf States, Inc.
4.875% due 11/01/2011		100	93
Entergy Louisiana LLC
5.560% due 09/01/2015		50	47
FirstEnergy Corp.
7.375% due 11/15/2031		4,800	4,553
Florida Power & Light Co.
5.850% due 05/01/2037		1,800	1,983
5.950% due 02/01/2038		2,300	2,571
Florida Power Corp.
6.400% due 06/15/2038		3,000	3,362
FPL Group Capital, Inc.
5.350% due 06/15/2013		400	401
7.875% due 12/15/2015		12,100	13,121
France Telecom S.A.
8.500% due 03/01/2031		4,200	5,288
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	154
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		150	124
Kentucky Power Co.
6.000% due 09/15/2017		200	187
Nevada Power Co.
6.500% due 05/15/2018		650	629
NGPL PipeCo. LLC
7.119% due 12/15/2017		22,800	20,557
7.768% due 12/15/2037		2,800	2,287
NiSource Finance Corp.
7.875% due 11/15/2010		100	92
Ohio Edison Co.
5.450% due 05/01/2015		100	90
Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009		100	100
Ohio Power Co.
4.388% due 04/05/2010		5,000	4,680
Oncor Electric Delivery Co.
6.800% due 09/01/2018		6,800	6,532
Pacific Gas & Electric Co.
5.625% due 11/30/2017		500	513
6.050% due 03/01/2034		300	320
6.350% due 02/15/2038		6,900	7,573
8.250% due 10/15/2018		2,500	3,009
PPL Capital Funding, Inc.
4.330% due 03/01/2009		200	201
Progress Energy, Inc.
6.850% due 04/15/2012		200	201
7.100% due 03/01/2011		94	93
PSEG Power LLC
6.950% due 06/01/2012		2,100	2,074
Public Service Co. of Colorado
5.800% due 08/01/2018		7,800	8,104
6.500% due 08/01/2038		3,400	3,806
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	141
Public Service Electric & Gas Co.
5.300% due 05/01/2018		300	292
Qwest Corp.
5.246% due 06/15/2013		100	75
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		15	14
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		4,200	3,033
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	192
Southern California Edison Co.
5.000% due 01/15/2014		200	204
5.500% due 08/15/2018		12,000	12,569
5.950% due 02/01/2038		5,900	6,596
Sprint Capital Corp.
6.375% due 05/01/2009		2,000	1,988
8.375% due 03/15/2012		500	400
Telecom Italia Capital S.A.
4.000% due 01/15/2010		200	184
5.112% due 07/18/2011		2,200	1,656
5.250% due 11/15/2013		100	76
5.250% due 10/01/2015		5,000	3,811
6.999% due 06/04/2018		6,000	4,875
7.721% due 06/04/2038		7,500	6,175
Telefonica Emisiones SAU
5.984% due 06/20/2011		100	99
6.221% due 07/03/2017		13,000	12,828
TELUS Corp.
8.000% due 06/01/2011		30	30
Toledo Edison Co.
6.150% due 05/15/2037		200	161
Verizon Communications, Inc.
6.100% due 04/15/2018		25,700	25,652
6.900% due 04/15/2038		1,000	1,129
8.950% due 03/01/2039		6,000	7,774
Verizon Global Funding Corp.
7.750% due 12/01/2030		200	222
Verizon New England, Inc.
6.500% due 09/15/2011		200	199
Virginia Electric and Power Co.
5.400% due 01/15/2016		500	491
5.400% due 04/30/2018		1,700	1,648
5.950% due 09/15/2017		300	302
6.000% due 05/15/2037		1,000	972
6.350% due 11/30/2037		4,600	4,684
8.875% due 11/15/2038		18,000	22,850
Vodafone Group PLC
6.150% due 02/27/2037		8,500	8,430
7.750% due 02/15/2010		30	31

			335,934

Total Corporate Bonds & Notes (Cost $1,682,077)			1,674,588

CONVERTIBLE BONDS & NOTES 0.0%
ERP Operating LP
3.850% due 08/15/2026		200	169

Total Convertible Bonds & Notes (Cost $202)			169

MUNICIPAL BONDS & NOTES 0.5%
Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
7.578% due 10/01/2041		1,050	641
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2008
3.000% due 09/01/2036		1,200	979
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.768% due 06/15/2031		1,900	1,752
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
2.470% due 07/01/2038		1,100	754
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032		1,500	1,258
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.738% due 02/15/2031		1,300	1,335
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.735% due 02/01/2027		1,000	1,003
8.822% due 10/01/2031		2,300	2,348
Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
7.000% due 07/01/2037		1,300	1,084

Total Municipal Bonds & Notes (Cost $8,722)			11,154

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
5.000% due 01/01/2039		9,800	9,615
5.500% due 07/01/2037 - 01/01/2039		500	501
Freddie Mac
5.500% due 01/01/2039		500	510

Total U.S. Government Agencies (Cost $10,627)			10,626

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		8,270	7,643
2.375% due 01/15/2025		19,417	19,090

Total U.S. Treasury Obligations (Cost $24,946)			26,733

MORTGAGE-BACKED SECURITIES 0.0%
Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040		280	239
Countrywide Alternative Loan Trust
6.000% due 01/25/2037		162	87
Merrill Lynch Mortgage Investors, Inc.
4.986% due 05/25/2033		93	84
Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034		98	63

Total Mortgage-Backed Securities (Cost $511)			473

ASSET-BACKED SECURITIES 1.0%
Chase Issuance Trust
3.496% due 09/15/2015		11,500	9,503
SLM Student Loan Trust
5.035% due 04/25/2023		14,700	13,797

Total Asset-Backed Securities (Cost $26,109)			23,300

SOVEREIGN ISSUES 0.4%
Croatia Government International Bond
3.938% due 07/30/2010		14	13
Korea Development Bank
4.750% due 07/20/2009		300	297
Mexico Government International Bond
5.950% due 03/19/2019		7,900	7,940
South Africa Government International Bond
7.375% due 04/25/2012		90	89

Total Sovereign Issues (Cost $8,293)			8,339

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,700	638
8.000% due 05/22/2038		2,000	918
BAT International Finance PLC
3.625% due 06/29/2012		325	425
BNP Paribas
7.781% due 06/29/2049		7,000	7,562
CIT Group, Inc.
5.000% due 05/13/2014		2,000	1,667
Citigroup, Inc.
4.792% due 02/09/2016		1,000	985
Credit Logement S.A.
4.604% due 03/29/2049		300	246
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	149
Fortis Bank S.A.
6.500% due 09/29/2049		9,000	7,083
General Electric Capital Corp.
5.500% due 09/15/2067		3,000	2,359
6.500% due 09/15/2067	GBP	500	468
Goldman Sachs Group, Inc.
5.210% due 01/30/2017	EUR	1,100	1,034
HSBC Holdings PLC
5.375% due 12/20/2012		60	82
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	1,059
Morgan Stanley
4.201% due 11/29/2013	EUR	1,000	982
RBS Capital Trust A
6.467% due 12/29/2049		325	217
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	42
Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	1,010
Telefonica Europe BV
5.125% due 02/14/2013		325	447
Wachovia Corp.
4.894% due 08/01/2011		2,400	3,018

Total Foreign Currency-Denominated Issues (Cost $30,328)			30,391

	Shares
CONVERTIBLE PREFERRED STOCKS 0.9%
American International Group, Inc.
8.500% due 08/01/2011		1,900	16
Bank of America Corp.
7.250% due 08/01/2011		10,700	6,971
Citigroup, Inc.
6.500% due 12/31/2049		25,000	706
Wachovia Corp.
7.500% due 08/01/2011		15,500	11,625

Total Convertible Preferred Stocks (Cost $19,225)			19,318

PREFERRED STOCKS 0.0%
Goldman Sachs Group, Inc.
3.750% due 08/01/2011		4,000	46

Total Preferred Stocks (Cost $100)			46

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.4%
Certificates of Deposit 0.2%
Bank of Ireland
0.511% due 02/26/2010		$1,100	1,087
UBS AG
2.385% due 07/01/2010		3,900	3,899

			4,986

Commercial Paper 1.4%
Goldman Sachs Group, Inc.
3.250% due 01/22/2009		10,400	10,381
Morgan Stanley
3.800% due 01/26/2009		21,700	21,645

			32,026

Repurchase Agreements 12.4%
Credit Suisse Securities (USA) LLC
0.150% due 01/05/2009		15,000	15,000
(Dated 12/31/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $15,386. Repurchase proceeds are $15,000.)
Goldman Sachs & Co.
0.120% due 01/05/2009		126,200	126,200
(Dated 12/30/2008. Collateralized by Freddie Mac 5.000% due 08/01/2038 valued at $128,703. Repurchase proceeds are $126,201.)
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		126,000	126,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 1.750% due 03/31/2010 - 10/31/2010 valued at $127,240. Repurchase proceeds are $126,000.)
0.090% due 01/05/2009		15,800	15,800
(Dated 12/30/2008. Collateralized by Freddie Mac 6.875% due 09/15/2010 valued at $16,100. Repurchase proceeds are $15,800.)

			283,000

U.S. Cash Management Bills 0.2%
0.437% due 04/29/2009 - 05/15/2009 (b)(d)		3,470	3,468

U.S. Treasury Bills 2.2%
0.320% due 01/02/2009 - 06/11/2009 (b)(d)		51,420	51,398

Total Short-Term Instruments (Cost $374,879)			374,878

Purchased Options (h) 0.1% (Cost $552)			2,953
Total Investments 95.6% (Cost $2,188,090)			$2,183,799
Written Options (i) (0.4%) (Premiums $3,245)			(7,874)
Other Assets and Liabilities (Net) 4.8%			109,162

Net Assets 100.0%			$2,285,087

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $38,290 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $1,846 at a weighted average interest rate of 2.528%. On December 31, 2008, there were no open reverse repurchase agreements.

(f) Cash of $16,110 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	2,852	$16,995
90-Day Eurodollar December Futures	Long	12/2010	545	(169)
90-Day Eurodollar June Futures	Long	06/2010	1,599	4,660
90-Day Eurodollar March Futures	Long	03/2009	40	175
90-Day Eurodollar March Futures	Long	03/2010	2,800	12,617
U.S. Treasury 2-Year Note March Futures	Long	03/2009	37	60
U.S. Treasury 5-Year Note March Futures	Long	03/2009	2,500	1,895
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	204	343
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	621
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	28	12

				$37,209

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abbey National PLC	BNP	(1.000%)	12/20/2018	1.450%	$1,600	$59	$0	$59
Block Financial LLC	BOA	(1.550%)	03/20/2013	1.034%	10,000	(210)	0	(210)
Cardinal Health, Inc.	BOA	(0.580%)	06/20/2013	0.666%	5,000	18	0	18
CenturyTel, Inc.	JPM	(0.355%)	06/20/2010	0.832%	100	1	0	1
Chesapeake Energy Corp.	CITI	(1.170%)	12/20/2011	9.344%	200	39	0	39
Commerzbank AG	BNP	(0.690%)	09/20/2013	0.872%	4,000	31	0	31
Diamond Offshore Drilling, Inc.	JPM	(0.210%)	06/20/2012	1.738%	500	25	0	25
Dominion Resources, Inc.	BOA	(0.780%)	06/20/2018	0.955%	5,950	82	0	82
Dominion Resources, Inc.	CITI	(1.400%)	12/20/2013	0.955%	100	(2)	0	(2)
Ford Motor Co.	DUB	(5.000%)	06/20/2013	52.473%	1,000	698	175	523
GlobalSantaFe Corp.	DUB	(0.440%)	06/20/2012	0.830%	500	6	0	6
GMAC LLC	DUB	(2.500%)	09/20/2011	8.394%	300	41	0	41
Home Depot, Inc.	BCLY	(1.100%)	06/20/2013	2.576%	1,000	57	0	57
Humana, Inc.	BOA	(1.440%)	06/20/2018	3.824%	10,000	1,589	0	1,589
JSC Gazprom	JPM	(2.170%)	08/20/2013	9.641%	2,000	474	0	474
Liz Claiborne, Inc.	MSC	(0.480%)	06/20/2012	17.480%	100	33	0	33
New York Times Co.	CITI	(5.350%)	12/20/2013	9.254%	3,000	390	0	390
Newell Rubbermaid, Inc.	BOA	(0.660%)	06/20/2013	1.752%	10,000	441	0	441
Phelps Dodge Corp.	GSC	(0.520%)	09/20/2011	6.306%	200	27	0	27
RR Donnelley & Sons Co.	BOA	(1.850%)	03/20/2017	3.202%	7,000	579	0	579
RR Donnelley & Sons Co.	JPM	(2.140%)	12/20/2013	3.500%	3,000	169	0	169
Starwood Hotels & Resorts Worldwide, Inc.	GSC	(1.890%)	06/20/2013	6.937%	1,000	170	0	170
Volkswagen International Finance NV	GSC	(1.280%)	09/20/2013	2.960%	13,400	894	0	894
Weyerhaeuser Co.	GSC	(1.620%)	06/20/2013	2.250%	1,000	25	0	25
Weyerhaeuser Co.	GSC	(1.018%)	03/20/2017	1.993%	100	6	0	6

						$5,642	$175	$5,467

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	JPM	1.100%	09/20/2010	1.690%		$300	$(3)	$0	$(3)
American International Group, Inc.	CITI	1.550%	03/20/2013	5.255%		1,000	(131)	0	(131)
American International Group, Inc.	DUB	0.890%	12/20/2012	5.259%		100	(15)	0	(15)
American International Group, Inc.	DUB	0.900%	12/20/2012	5.259%		300	(44)	0	(44)
American International Group, Inc.	JPM	0.350%	06/20/2010	4.945%		50	(3)	0	(3)
American International Group, Inc.	JPM	2.062%	03/20/2013	5.255%		1,000	(113)	0	(113)
Bear Stearns Cos., Inc.	CITI	0.480%	09/20/2012	0.986%		200	(4)	0	(4)
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	3.221%		5,000	(415)	0	(415)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	2.340%		20,000	11	0	11
Brazil Government International Bond	CSFB	3.350%	12/20/2009	2.340%		25,000	285	0	285
Brazil Government International Bond	DUB	3.050%	12/20/2009	2.340%		15,000	124	0	124
Citigroup, Inc.	MSC	0.280%	09/20/2012	1.922%		700	(39)	0	(39)
Comcast Corp.	BCLY	1.610%	12/20/2013	2.500%		7,000	(269)	0	(269)
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.955%		100	(2)	0	(2)
Ford Motor Credit Co. LLC	DUB	4.700%	09/20/2011	11.268%		300	(43)	0	(43)
Ford Motor Credit Co. LLC	GSC	1.700%	03/20/2009	15.942%		200	(6)	0	(6)
Ford Motor Credit Co. LLC	JPM	5.600%	06/20/2010	13.652%		100	(10)	0	(10)
Ford Motor Credit Co. LLC	JPM	2.650%	03/20/2012	10.832%		5,000	(1,021)	0	(1,021)
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	9.046%		300	(64)	0	(64)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	4.010%		600	(69)	0	(69)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	3.708%		4,000	127	0	127
General Electric Capital Corp.	BNP	4.750%	12/20/2013	3.708%		1,500	68	0	68
General Electric Capital Corp.	BNP	3.900%	03/20/2014	3.596%		10,000	141	0	141
General Electric Capital Corp.	CITI	0.800%	03/20/2009	4.538%		1,000	(8)	0	(8)
General Electric Capital Corp.	CITI	1.310%	03/20/2013	3.927%		1,000	(93)	0	(93)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	4.010%		4,000	(397)	0	(397)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	3.708%		2,000	88	0	88
General Electric Capital Corp.	GSC	5.700%	12/20/2013	3.708%		5,000	417	0	417
General Electric Capital Corp.	MLP	0.300%	06/20/2010	4.495%		200	(12)	0	(12)
GMAC LLC	CSFB	3.740%	09/20/2009	9.739%		200	(8)	0	(8)
GMAC LLC	DUB	1.500%	09/20/2009	9.739%		500	(28)	0	(28)
GMAC LLC	JPM	1.840%	06/20/2012	8.224%		500	(91)	0	(91)
International Game Technology	CSFB	0.350%	03/20/2010	1.806%		200	(3)	0	(3)
Kinder Morgan Energy Partners LP	BCLY	3.350%	12/20/2013	3.650%		4,000	(46)	0	(46)
Kinder Morgan Energy Partners LP	BCLY	4.100%	12/20/2013	3.650%		3,000	61	0	61
Kinder Morgan Energy Partners LP	MLP	4.300%	12/20/2013	3.650%		5,000	143	0	143
Lennar Corp.	MLP	8.000%	06/20/2012	6.263%		100	5	0	5
Liz Claiborne, Inc.	GSC	5.000%	06/20/2012	17.480%	EUR	100	(33)	(28)	(5)
MetLife, Inc.	DUB	2.073%	03/20/2013	5.242%		$1,000	(107)	0	(107)
Mexico Government International Bond	DUB	2.300%	12/20/2009	2.208%		12,500	23	0	23
Mexico Government International Bond	DUB	2.400%	12/20/2009	2.208%		8,500	24	0	24
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.208%		4,000	34	0	34
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.208%		9,000	85	0	85
Panama Government International Bond	JPM	0.300%	03/20/2009	2.380%		100	0	0	0
Republic of Korea Government Bond	BCLY	3.350%	12/20/2009	3.138%		5,000	17	0	17
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.138%		6,000	23	0	23
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.138%		5,000	40	0	40
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	3.138%		2,000	13	0	13
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	3.138%		9,000	77	0	77
Rio Tinto Finance USA Ltd.	RBS	5.300%	12/20/2013	10.000%		5,000	(785)	0	(785)
SLM Corp.	BCLY	5.000%	12/20/2013	8.265%		4,000	(433)	(690)	257
SLM Corp.	BCLY	5.000%	03/20/2014	8.125%		5,000	(537)	(525)	(12)
SLM Corp.	CITI	5.000%	12/20/2013	8.265%		10,000	(1,082)	(1,050)	(32)
Transocean, Inc.	BCLY	2.900%	12/20/2013	3.398%		3,000	(60)	0	(60)
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	2.977%		500	(31)	0	(31)
Williams Cos., Inc.	DUB	3.770%	12/20/2013	3.738%		5,000	13	0	13

							$(4,186)	$(2,293)	$(1,893)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	DUB	0.880%	12/20/2012	$1,000	$(10)	$0	$(10)
CDX.IG-9 5-Year Index 15-30%	DUB	1.290%	12/20/2012	2,000	12	0	12
CDX.IG-9 5-Year Index 15-30%	UBS	0.640%	12/20/2012	10,000	(199)	0	(199)
CDX.IG-9 5-Year Index 30-100%	DUB	0.680%	12/20/2012	972	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.720%	12/20/2012	84,986	474	0	474
CDX.IG-9 5-Year Index 30-100%	GSC	0.484%	12/20/2012	72,922	(250)	0	(250)
CDX.IG-9 5-Year Index 30-100%	MSC	0.708%	12/20/2012	17,793	90	0	90
CDX.IG-9 10-Year Index 30-100%	GSC	0.516%	12/20/2017	48,614	4	0	4
CDX.IG-10 5-Year Index	CSFB	1.550%	06/20/2013	976	(22)	2	(24)
CDX.IG-10 5-Year Index	JPM	1.550%	06/20/2013	10,736	(241)	23	(264)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	1,000	(298)	(169)	(129)

					$(436)	$(144)	$(292)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	6.000%	09/15/2010	UBS	AUD	127,200	$2,141	$(59)	$2,200
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$2,100	55	36	19
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		3,800	99	(15)	114
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		800	21	(3)	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		164,100	7,389	3,569	3,820
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		400	18	14	4
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MLP		22,100	(1,757)	(1,853)	96
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	BOA		16,900	1,646	1,265	381
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		24,300	(2,891)	442	(3,333)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	DUB		28,700	(7,861)	376	(8,237)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		19,600	(5,369)	234	(5,603)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		4,900	(685)	(593)	(92)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		1,100	(372)	0	(372)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		24,500	(8,292)	(588)	(7,704)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	(23)	(47)	24
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		29,200	(13,280)	0	(13,280)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		14,100	(6,412)	(1,327)	(5,085)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	60,000	3,147	(633)	3,780
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	CSFB		50,300	1,525	5	1,520
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	RBC		9,400	285	7	278
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	CITI		2,800	197	(64)	261
Pay	6-Month AUD Bank Bill	6.000%	06/15/2014	DUB		25,700	1,336	99	1,237
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	383	(85)	468
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		200	(17)	(23)	6
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	GSC		5,700	276	(94)	370
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	JPM		44,000	2,128	265	1,863
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,700	(380)	0	(380)
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	HSBC		8,300	484	428	56
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	15	(10)	25
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		49,000	6,013	(105)	6,118
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		45,300	5,558	573	4,985
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	(37)	(4)	(33)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(274)	(66)	(208)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	(2)	9	(11)

							$(14,936)	$1,753	$(16,689)

(h) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$400	$5	$16
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	7,300	73	452
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	353
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	210
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	274
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	743
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	421

							$523	$2,879

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD	$1.375	05/21/2010	EUR	200	$10	$26
Put - OTC EUR versus USD	1.375	05/21/2010		200	10	23
Call -OTC EUR versus USD	1.372	06/03/2010		100	5	13
Put - OTC EUR versus USD	1.372	06/03/2010		100	4	12

					$29	$74

(i) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	59	$27	$52
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	33	28	52
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	1,145	527	105
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	327	51	49

				$633	$258

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$15
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	12,000	107	129
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	2,500	67	446
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	31,000	206	334
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	321
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	45,000	945	3,325
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	196
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	402
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	91,900	844	1,007
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	3,500	84	326
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	696
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	419

							$2,612	$7,616

(j) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/01/2039	$9,800	$9,959	$9,959
Fannie Mae	5.500%	01/01/2039	500	511	512
Freddie Mac	5.500%	01/01/2039	500	505	511

				$10,975	$10,982

(k) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	1,028	01/2009	$52	$0	$52
Sell		CITI	7,845	01/2009	0	(258)	(258)
Sell		GSC	7,223	01/2009	0	(364)	(364)
Sell	BRL	HSBC	3,290	02/2009	0	(115)	(115)
Buy		RBC	1,931	06/2009	0	(226)	(226)
Buy	CLP	HSBC	27,495	05/2009	0	0	0
Buy	CNY	BCLY	1,473	05/2009	0	0	0
Buy		BCLY	3,437	07/2009	0	(37)	(37)
Buy		DUB	8,959	07/2009	0	(98)	(98)
Buy		HSBC	9,794	07/2009	0	(90)	(90)
Buy		JPM	15,512	07/2009	0	(165)	(165)
Buy		CITI	689	09/2009	0	(1)	(1)
Sell	EUR	MSC	2,183	01/2009	1	(1)	0
Sell		RBS	20,597	01/2009	0	(2,606)	(2,606)
Sell	GBP	BCLY	2,476	01/2009	108	0	108
Sell		BNP	3,000	01/2009	159	0	159
Sell		CITI	2,684	01/2009	121	0	121
Buy		RBS	977	01/2009	0	(58)	(58)
Sell		UBS	2,380	01/2009	108	0	108
Buy	INR	BCLY	4,368	04/2009	1	0	1
Buy		BOA	3,049	04/2009	2	0	2
Buy		CITI	2,500	04/2009	1	0	1
Buy		DUB	2,520	04/2009	1	0	1
Buy		HSBC	3,501	04/2009	1	0	1
Sell	JPY	BCLY	18,090	01/2009	0	(10)	(10)
Sell		CITI	18,197	01/2009	0	(9)	(9)
Sell		UBS	33,713	01/2009	0	(18)	(18)
Buy	MXN	CITI	376	05/2009	0	(8)	(8)
Buy	MYR	BCLY	781	02/2009	5	0	5
Buy		DUB	930	02/2009	2	0	2
Buy		JPM	1,177	02/2009	10	0	10
Buy		BCLY	420	04/2009	1	0	1
Buy		BOA	350	04/2009	1	0	1
Buy		CITI	703	04/2009	3	0	3
Buy		HSBC	784	04/2009	6	0	6
Buy	PHP	BCLY	3,800	02/2009	0	(5)	(5)
Buy		DUB	15,320	02/2009	3	(3)	0
Buy		HSBC	4,650	02/2009	0	(6)	(6)
Buy		JPM	6,588	02/2009	0	(7)	(7)
Buy		MLP	1,500	02/2009	0	(3)	(3)
Buy		MSC	5,100	02/2009	0	(7)	(7)
Buy		RBS	1,400	02/2009	0	(2)	(2)
Buy		BCLY	603	05/2009	0	0	0
Buy		CITI	14,507	05/2009	2	0	2
Buy		JPM	4,365	05/2009	1	0	1
Buy		LEH	1,000	12/2010	0	(1)	(1)
Sell		LEH	1,000	12/2010	0	0	0
Buy	PLN	DUB	2,166	05/2009	0	(42)	(42)
Buy		HSBC	1,442	05/2009	0	(158)	(158)
Buy	RUB	BCLY	23,130	05/2009	0	(18)	(18)
Buy		HSBC	8,062	05/2009	0	(96)	(96)
Sell		HSBC	33,306	05/2009	85	0	85
Buy		JPM	8,301	05/2009	0	(66)	(66)
Sell		JPM	6,187	05/2009	7	0	7
Buy	SGD	CITI	277	04/2009	2	0	2
Buy		DUB	177	04/2009	3	0	3
Buy		HSBC	73	04/2009	1	0	1
Buy		RBS	1,476	04/2009	22	0	22
Buy		UBS	89	04/2009	2	0	2
Buy		CITI	250	07/2009	3	0	3
Buy		HSBC	101	07/2009	0	0	0
Buy		JPM	217	07/2009	6	0	6
Buy	TWD	BCLY	574	02/2009	0	(1)	(1)
Buy	ZAR	BCLY	153	05/2009	2	0	2

					$722	$(4,479)	$(3,757)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$11,641	$2,164,668	$7,490	$2,183,799
Short Sales, at value	0	(10,982)	0	(10,982)
Other Financial Instruments++	37,209	(25,038)	0	12,171

Total	$48,850	$2,128,648	$7,490	$2,184,988

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$192	$8,000	$4	$0	$(706)	$0	$7,490
Other Financial Instruments++	178	0	0	0	(81)	(97)	0

Total	$370	$8,000	$4	$0	$(787)	$(97)	$7,490

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long Duration Total Return Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.0%
Daimler Finance North America LLC
6.000% due 08/03/2012		$987	$519

Total Bank Loan Obligations (Cost $952)			519

CORPORATE BONDS & NOTES 47.7%
Banking & Finance 24.6%
ABX Financing Co.
6.350% due 10/15/2036		810	632
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		200	132
American Express Co.
8.150% due 03/19/2038		10,500	12,077
American Express Credit Corp.
1.961% due 03/02/2009		10	10
American General Finance Corp.
3.875% due 10/01/2009		240	170
5.625% due 08/17/2011		475	219
American International Group, Inc.
3.548% due 01/29/2010		1,400	1,260
4.700% due 10/01/2010		295	261
5.050% due 10/01/2015		2,000	1,343
6.250% due 05/01/2036		2,080	1,171
6.250% due 03/15/2037		2,000	749
8.175% due 05/15/2058		3,400	1,324
8.250% due 08/15/2018		1,500	1,099
Bank of America Corp.
5.650% due 05/01/2018		3,300	3,325
5.750% due 12/01/2017		1,350	1,350
8.000% due 12/29/2049		430	310
8.125% due 12/29/2049		4,000	2,997
Bank of America N.A.
2.099% due 06/12/2009		200	199
6.000% due 10/15/2036		16,050	17,101
Barclays Bank PLC
6.050% due 12/04/2017		900	795
7.434% due 09/29/2049		2,500	1,266
7.700% due 04/29/2049		5,700	3,777
Bear Stearns Cos. LLC
2.262% due 08/21/2009		100	98
2.359% due 08/15/2011		100	90
2.371% due 11/28/2011		100	93
3.650% due 01/31/2011		2,200	2,021
7.250% due 02/01/2018		3,000	3,293
BNP Paribas
2.660% due 06/04/2010		2,300	2,224
5.186% due 06/29/2049		6,600	3,749
Caterpillar Financial Services Corp.
2.216% due 06/24/2011		8,400	7,515
Citigroup Funding, Inc.
0.474% due 04/23/2009		200	198
3.556% due 05/07/2010		3,300	3,130
4.309% due 10/22/2009		100	97
Citigroup, Inc.
1.496% due 12/28/2009		1,100	1,038
2.386% due 05/18/2010		100	92
5.875% due 05/29/2037		500	501
6.000% due 08/15/2017		3,700	3,689
6.125% due 08/25/2036		2,400	2,157
6.625% due 06/15/2032		3,500	3,348
6.875% due 03/05/2038		21,500	24,547
8.400% due 04/29/2049		6,230	4,121
Credit Agricole S.A.
2.181% due 05/28/2009		200	199
6.637% due 05/29/2049		5,800	2,601
Credit Suisse New York
6.000% due 02/15/2018		3,800	3,496
Credit Suisse USA, Inc.
0.588% due 11/20/2009		2,200	2,118
2.272% due 06/05/2009		900	885
2.298% due 11/20/2009		2,400	2,313
6.125% due 11/15/2011		100	101
Fifth Third Bancorp
6.250% due 05/01/2013		255	237
General Electric Capital Corp.
3.642% due 02/01/2011		100	91
5.875% due 01/14/2038		27,200	26,716
6.375% due 11/15/2067		4,750	2,990
6.750% due 03/15/2032		6,450	6,878
Goldman Sachs Group, Inc.
0.564% due 06/23/2009		5,500	5,359
1.566% due 06/28/2010		1,900	1,769
2.886% due 02/06/2012		500	424
5.300% due 02/14/2012		380	359
5.950% due 01/18/2018		1,500	1,425
6.125% due 02/15/2033		3,900	3,566
6.150% due 04/01/2018		3,800	3,658
6.250% due 09/01/2017		10,000	9,712
6.450% due 05/01/2036		800	623
6.750% due 10/01/2037		5,785	4,710
HBOS PLC
6.750% due 05/21/2018		8,300	7,317
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	378
5.875% due 11/01/2034		230	225
7.000% due 01/15/2039		6,900	7,652
HSBC Finance Corp.
2.638% due 05/10/2010		1,000	904
5.700% due 06/01/2011		400	390
HSBC Holdings PLC
6.500% due 05/02/2036		1,390	1,416
6.500% due 09/15/2037		7,700	7,846
6.800% due 06/01/2038		2,800	2,968
John Deere Capital Corp.
2.939% due 06/10/2011		11,200	10,227
JPMorgan Chase & Co.
2.259% due 05/16/2011		100	94
6.000% due 01/15/2018		1,800	1,903
6.400% due 05/15/2038		16,605	19,714
7.900% due 04/29/2049		2,900	2,419
JPMorgan Chase Capital XV
5.875% due 03/15/2035		17,000	13,194
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		11,500	9,716
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,610	1,365
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		7,050	5,794
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)		1,200	120
Merrill Lynch & Co., Inc.
2.438% due 05/08/2009		4,000	3,930
2.446% due 09/09/2009		100	97
2.956% due 02/06/2009		100	100
3.079% due 02/05/2010		100	95
3.555% due 01/30/2009		100	100
3.735% due 07/25/2011		100	89
4.018% due 05/20/2009		300	296
6.050% due 08/15/2012		335	331
6.875% due 04/25/2018		8,400	8,802
7.750% due 05/14/2038		250	276
MetLife, Inc.
5.700% due 06/15/2035		7,200	5,881
Metropolitan Life Global Funding I
2.189% due 05/17/2010		1,500	1,346
Morgan Stanley
2.556% due 05/07/2009		500	492
4.232% due 05/14/2010		3,300	3,073
4.752% due 01/18/2011		300	255
5.032% due 01/15/2010		200	186
5.625% due 01/09/2012		575	546
6.250% due 08/28/2017		13,800	11,775
6.625% due 04/01/2018		5,800	5,097
7.250% due 04/01/2032		1,900	1,634
National City Bank
5.800% due 06/07/2017		380	323
6.200% due 12/15/2011		250	235
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		320	316
PNC Funding Corp.
5.500% due 09/28/2012		130	132
PNC Preferred Funding Trust I
8.700% due 02/28/2049		200	148
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	683
Rabobank Capital Funding Trust
5.254% due 12/29/2049		6,100	3,349
RBS Capital Trust II
6.425% due 12/29/2049		9,290	3,964
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		2,350	1,138
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		12,500	7,962
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		500	371
SunTrust Banks, Inc.
6.000% due 09/11/2017		505	486
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		5,200	3,353
UBS AG
5.750% due 04/25/2018		7,800	7,092
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,000	2,187
Wachovia Bank N.A.
3.032% due 05/14/2010		3,400	3,265
5.850% due 02/01/2037		800	784
6.600% due 01/15/2038		22,100	24,057
Wachovia Corp.
2.252% due 12/01/2009		1,800	1,744
5.500% due 08/01/2035		10	8
Wells Fargo & Co.
5.375% due 02/07/2035		100	100
5.625% due 12/11/2017		2,000	2,090
Wells Fargo Bank N.A.
5.950% due 08/26/2036		11,400	11,861
Wells Fargo Capital X
5.950% due 12/15/2036		1,700	1,461
Wells Fargo Capital XIII
7.700% due 12/29/2049		4,935	4,076
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		30	30

			413,056

Industrials 11.2%
Amgen, Inc.
6.150% due 06/01/2018		4,900	5,207
6.375% due 06/01/2037		5,800	6,257
6.900% due 06/01/2038		200	229
Anadarko Petroleum Corp.
6.450% due 09/15/2036		7,025	5,557
Apache Corp.
6.000% due 01/15/2037		6,000	5,837
AstraZeneca PLC
6.450% due 09/15/2037		4,500	5,133
Barrick Gold Corp.
5.800% due 11/15/2034		10	7
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037		450	416
Canadian National Railway Co.
6.375% due 11/15/2037		300	330
Canadian Natural Resources Ltd.
5.850% due 02/01/2035		1,790	1,331
6.250% due 03/15/2038		1,300	1,025
6.450% due 06/30/2033		100	81
6.500% due 02/15/2037		250	205
6.750% due 02/01/2039		4,125	3,436
Caterpillar, Inc.
6.050% due 08/15/2036		4,600	4,494
Colorado Interstate Gas Co.
6.850% due 06/15/2037		1,300	942
Comcast Corp.
6.400% due 05/15/2038		900	901
6.450% due 03/15/2037		300	299
6.950% due 08/15/2037		800	845
7.050% due 03/15/2033		10,540	11,027
Conoco Funding Co.
7.250% due 10/15/2031		10	11
ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036		2,500	2,442
Covidien International Finance S.A.
6.550% due 10/15/2037		500	509
Cox Communications, Inc.
6.450% due 12/01/2036		300	262
CSX Corp.
6.150% due 05/01/2037		800	642
7.450% due 04/01/2038		4,200	4,005
CVS Caremark Corp.
2.502% due 06/01/2010		100	92
Devon Energy Corp.
7.950% due 04/15/2032		3,300	3,655
Devon Financing Corp. ULC
7.875% due 09/30/2031		3,530	3,898
Enbridge Energy Partners LP
6.300% due 12/15/2034		900	650
EnCana Corp.
6.500% due 08/15/2034		1,650	1,327
6.625% due 08/15/2037		300	242
Energy Transfer Partners LP
6.625% due 10/15/2036		1,300	912
7.500% due 07/01/2038		1,200	939
Enterprise Products Operating LLC
5.750% due 03/01/2035		400	265
EOG Resources, Inc.
5.875% due 09/15/2017		1,900	1,932
Gaz Capital S.A.
7.288% due 08/16/2037		5,100	3,030
8.625% due 04/28/2034		510	411
Georgia-Pacific LLC
7.750% due 11/15/2029		30	19
GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034		4,100	4,006
6.375% due 05/15/2038		7,800	8,844
Hess Corp.
7.300% due 08/15/2031		1,300	1,186
Hewlett-Packard Co.
2.312% due 03/01/2012		100	89
International Business Machines Corp.
5.700% due 09/14/2017		700	750
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		850	593
6.500% due 02/01/2037		600	459
6.950% due 01/15/2038		13,210	10,713
Kraft Foods, Inc.
6.500% due 11/01/2031		530	510
6.875% due 02/01/2038		900	902
7.000% due 08/11/2037		800	814
Lockheed Martin Corp.
7.750% due 05/01/2026		7	8
Marathon Oil Corp.
6.600% due 10/01/2037		300	227
Norfolk Southern Corp.
7.250% due 02/15/2031		20	21
Nucor Corp.
6.400% due 12/01/2037		3,000	2,884
ONEOK Partners LP
6.850% due 10/15/2037		1,400	1,114
Oracle Corp.
6.500% due 04/15/2038		4,200	4,640
Pemex Project Funding Master Trust
6.625% due 06/15/2035		520	441
6.625% due 06/15/2038		100	84
Philip Morris International, Inc.
6.375% due 05/16/2038		4,000	4,174
Plains All American Pipeline LP
6.650% due 01/15/2037		700	483
Reynolds American, Inc.
7.250% due 06/15/2037		700	473
Rockies Express Pipeline LLC
6.850% due 07/15/2018		200	185
Suncor Energy, Inc.
6.500% due 06/15/2038		2,800	2,123
6.850% due 06/01/2039		12,400	9,892
Target Corp.
6.500% due 10/15/2037		500	431
7.000% due 01/15/2038		13,100	12,177
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036		1,000	992
Time Warner Cable, Inc.
6.550% due 05/01/2037		6,700	6,440
7.300% due 07/01/2038		2,700	2,814
Time Warner, Inc.
7.700% due 05/01/2032		70	70
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		300	261
Transocean, Inc.
6.800% due 03/15/2038		500	447
Union Pacific Corp.
6.150% due 05/01/2037		400	372
United Technologies Corp.
6.125% due 07/15/2038		3,500	3,817
UnitedHealth Group, Inc.
6.000% due 02/15/2018		9,500	8,780
Vale Overseas Ltd.
6.875% due 11/21/2036		10	9
Valero Energy Corp.
7.500% due 04/15/2032		1,350	1,082
8.750% due 06/15/2030		25	24
Viacom, Inc.
6.875% due 04/30/2036		450	357
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		2,100	2,412
6.500% due 08/15/2037		5,100	6,077
XTO Energy, Inc.
6.100% due 04/01/2036		1,250	1,041
6.375% due 06/15/2038		800	706
6.750% due 08/01/2037		5,350	5,026
Yum! Brands, Inc.
6.875% due 11/15/2037		100	80

			187,832

Utilities 11.9%
AEP Texas Central Co.
6.650% due 02/15/2033		1,500	1,380
Alabama Power Co.
6.125% due 05/15/2038		5,400	5,409
Appalachian Power Co.
6.700% due 08/15/2037		2,510	2,341
AT&T Corp.
8.000% due 11/15/2031		24,270	30,576
AT&T, Inc.
6.300% due 01/15/2038		3,300	3,500
6.500% due 09/01/2037		450	486
BellSouth Corp.
6.550% due 06/15/2034		15	15
British Telecommunications PLC
9.125% due 12/15/2030		630	671
Carolina Power & Light Co.
6.300% due 04/01/2038		800	885
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038		13,790	14,783
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		8,400	10,386
Duke Energy Carolinas LLC
6.000% due 01/15/2038		4,500	4,920
6.050% due 04/15/2038		2,000	2,202
6.450% due 10/15/2032		2,780	2,951
Enel Finance International S.A.
6.800% due 09/15/2037		1,300	1,001
FirstEnergy Corp.
7.375% due 11/15/2031		2,250	2,134
Florida Power Corp.
6.350% due 09/15/2037		200	223
6.400% due 06/15/2038		1,100	1,233
France Telecom S.A.
8.500% due 03/01/2031		8,980	11,306
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		1,330	1,241
6.500% due 09/15/2037		7,200	7,051
NGPL PipeCo. LLC
7.119% due 12/15/2017		200	180
7.768% due 12/15/2037		2,100	1,715
Oncor Electric Delivery Co.
7.000% due 09/01/2022		3,450	3,231
Pacific Gas & Electric Co.
5.800% due 03/01/2037		1,000	1,041
6.050% due 03/01/2034		4,570	4,870
6.350% due 02/15/2038		7,900	8,670
Progress Energy, Inc.
7.750% due 03/01/2031		4,500	4,517
Public Service Co. of Colorado
6.500% due 08/01/2038		5,200	5,822
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		600	368
Sierra Pacific Power Co.
6.750% due 07/01/2037		3,600	3,230
Southern California Edison Co.
5.550% due 01/15/2037		400	423
5.625% due 02/01/2036		2,000	2,134
5.950% due 02/01/2038		4,710	5,265
6.000% due 01/15/2034		3,800	4,245
Sprint Capital Corp.
8.750% due 03/15/2032		1,900	1,285
Telecom Italia Capital S.A.
7.200% due 07/18/2036		2,570	1,984
Telefonica Emisiones SAU
7.045% due 06/20/2036		2,600	2,847
Verizon Communications, Inc.
5.850% due 09/15/2035		2,712	2,707
6.900% due 04/15/2038		10,400	11,742
8.950% due 03/01/2039		6,400	8,292
Verizon Global Funding Corp.
7.750% due 12/01/2030		200	222
Virginia Electric and Power Co.
6.000% due 01/15/2036		20	20
6.000% due 05/15/2037		5,100	4,956
6.350% due 11/30/2037		3,400	3,462
8.875% due 11/15/2038		3,600	4,570
Vodafone Group PLC
6.150% due 02/27/2037		7,710	7,646

			200,138

Total Corporate Bonds & Notes (Cost $818,593)			801,026

MUNICIPAL BONDS & NOTES 1.4%
Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039		2,700	2,173
Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
7.578% due 10/01/2041		1,050	641
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		2,900	2,571
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036		3,900	3,435
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2008
3.000% due 09/01/2036		1,200	979
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		1,100	1,029
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038		300	220
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		150	85
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024		1,300	1,177
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.768% due 06/15/2031		2,000	1,845
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027		800	787
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		300	163
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
2.470% due 07/01/2038		1,200	823
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		800	28
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032		1,600	1,341
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.738% due 02/15/2031		1,300	1,335
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.735% due 02/01/2027		1,000	1,003
8.822% due 10/01/2031		2,400	2,450
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		495	284
Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
7.000% due 07/01/2037		1,295	1,080

Total Municipal Bonds & Notes (Cost $22,598)			23,449

U.S. GOVERNMENT AGENCIES 38.5%
Fannie Mae
0.000% due 06/01/2017		5,900	4,438
0.531% due 07/25/2037		241	214
0.671% due 10/27/2037		2,400	2,041
0.871% due 09/25/2032		217	209
0.971% due 02/25/2032		23	23
3.678% due 06/01/2043		626	618
4.000% due 02/25/2019		100	96
4.300% due 08/18/2010		10	11
4.500% due 04/01/2019		152	156
4.600% due 06/05/2018		5,900	6,624
4.665% due 05/25/2035		4,883	5,027
5.000% due 02/25/2017 - 01/01/2039		135,682	138,533
5.350% due 11/01/2035		398	405
5.500% due 09/25/2024 - 01/01/2039		145,876	149,506
5.625% due 07/15/2037		41,000	53,108
5.750% due 04/12/2022		4,600	4,768
5.900% due 07/25/2042		33	34
6.000% due 10/25/2021 - 01/01/2039		11,643	12,525
6.050% due 02/25/2044		500	540
6.210% due 08/06/2038		2,700	3,801
6.250% due 05/15/2029		25,200	34,519
6.464% due 05/25/2032		102	101
6.625% due 11/15/2030		100	145
7.125% due 01/15/2030		400	602
7.250% due 05/15/2030		16,000	24,499
Federal Farm Credit Bank
4.125% due 04/15/2010		15	16
4.180% due 09/22/2010		15	16
5.750% due 12/07/2028		20	26
Federal Home Loan Bank
3.660% due 09/30/2010		10	11
4.000% due 05/15/2009		10	10
5.250% due 09/12/2014		4,900	5,599
Freddie Mac
1.425% due 02/15/2019		384	369
1.545% due 12/15/2030		219	215
1.595% due 01/15/2033		2	2
4.080% due 05/14/2009		25	25
4.500% due 03/15/2016		6,193	6,275
4.818% due 06/01/2035		456	457
4.981% due 04/01/2035		375	377
5.000% due 02/15/2020 - 12/01/2038		21,587	21,819
5.500% due 08/23/2017 - 02/15/2024		18,579	21,920
6.000% due 06/15/2035 - 01/01/2039		26,428	27,231
6.500% due 10/25/2043		216	223
6.750% due 03/15/2031		200	294
8.250% due 06/01/2016		30	36
Ginnie Mae
5.375% due 05/20/2030		305	304
Residual Funding Strip
0.000% due 10/15/2020 - 04/15/2030		32,600	20,350
Small Business Administration
5.290% due 12/01/2027		1,870	1,913
Tennessee Valley Authority
4.500% due 04/01/2018		3,000	3,316
4.875% due 01/15/2048		4,050	4,867
5.500% due 06/15/2038		14,300	18,169
7.125% due 05/01/2030		50,000	71,096

Total U.S. Government Agencies (Cost $606,969)			647,479

U.S. TREASURY OBLIGATIONS 19.0%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015		7,375	6,841
2.375% due 01/15/2027		10,600	10,652
U.S. Treasury Bonds
6.000% due 02/15/2026		285	398
7.125% due 02/15/2023		1,800	2,612
7.625% due 11/15/2022		38,900	58,557
8.000% due 11/15/2021		50,100	75,980
8.750% due 08/15/2020		23,700	37,005
U.S. Treasury Notes
3.750% due 11/15/2018		715	809
U.S. Treasury Strips
0.000% due 05/15/2020		39,700	27,331
0.000% due 05/15/2021		14,300	9,461
0.000% due 08/15/2024		145,500	87,579
0.000% due 02/15/2027		4,000	2,267

Total U.S. Treasury Obligations (Cost $288,838)			319,492

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Assets
3.176% due 11/25/2046		4,089	1,391
American Home Mortgage Investment Trust
5.000% due 09/25/2035		300	220
Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042		725	609
7.226% due 10/11/2037		95	104
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		713	604
5.046% due 02/25/2034		92	59
5.472% due 05/25/2047		6,799	3,943
Bear Stearns Alt-A Trust
5.495% due 09/25/2035		746	348
CC Mortgage Funding Corp.
0.601% due 05/25/2048		181	75
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		2,798	1,785
Citigroup Mortgage Loan Trust, Inc.
1.271% due 08/25/2035		573	472
4.248% due 08/25/2035		890	729
Countrywide Alternative Loan Trust
0.658% due 05/20/2046		465	411
0.661% due 09/25/2046		5,189	2,032
0.702% due 12/20/2046		2,586	1,128
0.751% due 02/25/2037		279	138
6.250% due 08/25/2037		516	256
Countrywide Home Loan Mortgage Pass-Through Trust
4.789% due 11/25/2034		442	276
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		900	665
CS First Boston Mortgage Securities Corp.
3.936% due 05/15/2038		355	303
5.047% due 07/25/2033		111	95
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		500	356
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047		4	4
First Horizon Asset Securities, Inc.
4.741% due 12/25/2033		105	85
GE Capital Commercial Mortgage Corp.
4.596% due 11/10/2038		1,270	1,091
GMAC Mortgage Corp. Loan Trust
4.287% due 06/25/2034		103	55
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		4,789	3,660
Harborview Mortgage Loan Trust
0.761% due 07/19/2046		5,508	2,244
0.771% due 01/19/2038		1,123	449
0.781% due 09/19/2046		1,572	644
5.218% due 07/19/2035		242	125
Indymac Index Mortgage Loan Trust
0.671% due 06/25/2047		2,488	1,091
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		500	377
5.429% due 12/12/2043		600	457
5.747% due 02/12/2049		200	148
5.819% due 06/15/2049		10	7
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		10	8
5.020% due 08/15/2029		1,140	935
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		2,105	828
MASTR Asset Securitization Trust
5.500% due 11/25/2017		67	66
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		2,400	2,020
Morgan Stanley Capital I
5.332% due 12/15/2043		495	374
Residential Accredit Loans, Inc.
6.000% due 06/25/2036		324	200
Residential Asset Securitization Trust
0.871% due 01/25/2046		712	321
Structured Asset Mortgage Investments, Inc.
0.571% due 09/25/2047		264	244
0.751% due 02/25/2036		911	434
0.911% due 10/19/2034		79	42
Thornburg Mortgage Securities Trust
0.571% due 03/25/2037		240	197
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		2,847	2,021
1.285% due 09/15/2021		206	158
5.232% due 07/15/2041		490	413
WaMu Mortgage Pass-Through Certificates
0.761% due 10/25/2045		1,772	971
2.956% due 02/25/2047		1,989	741
2.986% due 01/25/2047		7	3
3.016% due 04/25/2047		4,515	1,988
3.656% due 08/25/2042		8	5
4.229% due 03/25/2034		1,277	1,049
4.269% due 10/25/2046		21	9
5.605% due 12/25/2036		1,363	789
5.862% due 02/25/2037		2,264	1,594
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.226% due 05/25/2046		1,520	650
Wells Fargo Mortgage-Backed Securities Trust
4.516% due 11/25/2033		676	650

Total Mortgage-Backed Securities (Cost $54,811)			43,146

ASSET-BACKED SECURITIES 6.9%
ACE Securities Corp.
0.521% due 12/25/2036		2,513	2,300
Amortizing Residential Collateral Trust
0.761% due 07/25/2032		1	1
Argent Securities, Inc.
0.521% due 10/25/2036		5	5
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		3	3
0.521% due 12/25/2036		3	3
BA Credit Card Trust
1.205% due 02/15/2013		5,100	4,633
1.395% due 01/15/2013		1,100	1,007
1.775% due 04/15/2013		3,500	3,183
1.895% due 12/15/2014		5,400	4,502
1.945% due 08/15/2011		3,100	3,074
Bear Stearns Asset-Backed Securities Trust
5.291% due 07/25/2036		17	11
Capital Auto Receivables Asset Trust
2.645% due 10/15/2012		1,300	1,160
Chase Credit Card Master Trust
1.365% due 09/15/2011		200	197
Chase Issuance Trust
1.215% due 03/15/2013		5,600	4,983
1.645% due 01/15/2012		2,100	1,993
1.845% due 11/15/2011		3,300	3,161
1.945% due 08/17/2015		7,600	6,037
2.095% due 05/16/2011		1,800	1,774
3.496% due 09/15/2015		6,600	5,454
Citibank Credit Card Issuance Trust
1.764% due 05/18/2011		3,100	3,055
2.162% due 05/21/2012		1,100	1,020
Citigroup Mortgage Loan Trust, Inc.
0.531% due 07/25/2045		68	53
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037		2,924	2,725
0.521% due 06/25/2047		3,471	3,184
0.541% due 06/25/2037		3,015	2,802
0.551% due 06/25/2037		5,365	4,946
0.581% due 10/25/2046		3,540	3,270
Credit-Based Asset Servicing & Securitization LLC
0.591% due 07/25/2037		198	179
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 09/25/2036		51	48
First NLC Trust
0.541% due 08/25/2037		65	54
Ford Credit Auto Owner Trust
2.095% due 01/15/2011		4,600	4,465
Fremont Home Loan Trust
0.581% due 02/25/2036		448	407
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		774	688
Indymac Residential Asset-Backed Trust
0.551% due 07/25/2037		89	78
Lehman ABS Mortgage Loan Trust
0.561% due 06/25/2037		65	62
MASTR Asset-Backed Securities Trust
0.551% due 05/25/2037		98	83
Merrill Lynch First Franklin Mortgage Loan Trust
0.531% due 07/25/2037		167	151
Merrill Lynch Mortgage Investors, Inc.
0.541% due 08/25/2036		1,680	1,583
Mesa Trust Asset-Backed Certificates
0.871% due 12/25/2031		102	66
Morgan Stanley ABS Capital I
0.531% due 05/25/2037		166	136
Nelnet Student Loan Trust
4.065% due 04/27/2015		1,788	1,751
Saxon Asset Securities Trust
0.531% due 10/25/2046		3,158	3,030
Sears Credit Account Master Trust
1.415% due 04/16/2013		200	197
Securitized Asset-Backed Receivables LLC Trust
0.601% due 05/25/2037		244	164
SLC Student Loan Trust
2.129% due 02/15/2015		233	228
SLM Student Loan Trust
3.515% due 04/25/2014		79	77
3.525% due 10/25/2016		101	100
3.525% due 07/25/2017		96	93
3.525% due 10/25/2018		116	112
3.535% due 04/25/2017		1,972	1,932
4.035% due 10/25/2017		5,500	4,975
5.035% due 04/25/2023		32,500	30,503
Soundview Home Equity Loan Trust
0.551% due 06/25/2037		120	90

Total Asset-Backed Securities (Cost $122,632)			115,788

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
7.375% due 09/18/2037		720	709
Export-Import Bank of Korea
2.292% due 06/01/2009		200	200

Total Sovereign Issues (Cost $1,009)			909

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	13,000	5,045
12.500% due 01/05/2016		2,000	905
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	87
Goldman Sachs Group, Inc.
7.250% due 04/10/2028		2,000	2,781
HBOS PLC
6.367% due 06/29/2049		50	34
HSBC Holdings PLC
6.375% due 10/18/2022		2,300	3,178
Merrill Lynch & Co., Inc.
7.750% due 04/30/2018		1,900	2,711

Total Foreign Currency-Denominated Issues (Cost $17,785)			14,741

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 04/30/2018		46,650	397
Wachovia Corp.
7.500% due 04/30/2018		2,100	1,575

Total Convertible Preferred Stocks (Cost $5,599)			1,972

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.6%
Certificates of Deposit 0.7%
Bank of Ireland
0.511% due 02/26/2010		$500	494
Nordea Bank Finland PLC
1.855% due 04/09/2009		20	20
Sao Paolo IMI NY
2.826% due 06/09/2010		11,000	11,012

			11,526

Commercial Paper 2.5%
Bank of America Corp.
2.550% due 01/29/2009		21,100	21,059
Federal Home Loan Bank
0.170% due 02/04/2009		7,000	6,999
Morgan Stanley
3.800% due 01/26/2009		14,210	14,174

			42,232

Repurchase Agreements 2.1%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		35,700	35,700

(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 1.750% due 03/31/2010 - 10/31/2010 valued at $36,055. Repurchase proceeds are $35,700.)
U.S. Cash Management Bills 0.0%
0.220% due 04/29/2009 (d)		580	577

U.S. Treasury Bills 0.3%
0.189% due 02/12/2009 - 06/04/2009 (b)(d)		4,980	4,965

Total Short-Term Instruments (Cost $95,000)			95,000

Total Investments 122.8% (Cost $2,034,786)			$2,063,521
Written Options (g) (0.0%) (Premiums $48)			(40)
Other Assets and Liabilities (Net) (22.8%)			(383,334)

Net Assets 100.0%			$1,680,147

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $1,677 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Cash of $8,618 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90 - Day Eurodollar December Futures	Long	12/2009	214	$1,054
90 - Day Eurodollar June Futures	Long	06/2009	1,373	7,463
90 - Day Eurodollar June Futures	Long	06/2010	214	1,092
90 - Day Eurodollar March Futures	Long	03/2009	232	1,226
90 - Day Eurodollar March Futures	Long	03/2010	335	1,249
90 - Day Eurodollar September Futures	Long	09/2009	16	90
90 - Day Eurodollar September Futures	Long	09/2010	198	1,025
U.S. Treasury 10-Year Note March Futures	Long	03/2009	501	1,924

				$15,123

(f) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	$10	$(1)	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-10 10-Year Index	MSC	1.500%	06/20/2018	$9,174	$(8)	$150	$(158)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	31,800	(621)	(264)	(357)
CDX.IG-11 5-Year Index	MLP	1.500%	12/20/2013	4,200	(81)	(22)	(59)

					$(710)	$(136)	$(574)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$81,100	$2,104	$738	$1,366
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		22,500	584	154	430
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		82,900	2,150	1,574	576
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		37,000	1,666	861	805
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	39,600	1,440	(176)	1,616
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		28,900	1,052	(123)	1,175
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		52,900	1,925	(235)	2,160

							$10,921	$2,793	$8,128

(g) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/16/2009	267	$48	$40

(h) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	02/01/2039	$1,000	$1,013	$1,009
Fannie Mae	5.500%	12/01/2037	481	494	494
Fannie Mae	5.500%	02/01/2039	600	614	613
Freddie Mac	5.500%	01/01/2039	1,000	1,013	1,024

				$3,134	$3,140

(i) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	7,982	02/2009	$243	$0	$243
Buy	CNY	BCLY	78	05/2009	0	0	0
Buy		BCLY	10	07/2009	0	0	0
Buy		DUB	23,720	07/2009	0	(205)	(205)
Buy		HSBC	15,735	07/2009	0	(144)	(144)
Buy		JPM	30	07/2009	0	0	0
Sell	GBP	BCLY	4,257	01/2009	186	0	186
Sell		CITI	4,614	01/2009	207	0	207
Sell		UBS	4,092	01/2009	186	0	186
Buy	MXN	MLP	20,139	05/2009	0	(71)	(71)
Buy	MYR	BCLY	776	02/2009	5	0	5
Buy		DUB	940	02/2009	2	0	2
Buy		JPM	1,177	02/2009	10	0	10
Buy		BCLY	420	04/2009	1	0	1
Buy		BOA	350	04/2009	1	0	1
Buy		CITI	703	04/2009	3	0	3
Buy		HSBC	820	04/2009	7	0	7
Buy	PHP	BCLY	2,900	02/2009	0	(4)	(4)
Buy		DUB	11,886	02/2009	2	(2)	0
Buy		HSBC	3,420	02/2009	0	(5)	(5)
Buy		JPM	4,711	02/2009	0	(5)	(5)
Buy		MLP	1,100	02/2009	0	(2)	(2)
Buy		MSC	3,800	02/2009	0	(5)	(5)
Buy		RBS	1,100	02/2009	0	(2)	(2)
Buy		CITI	10,638	05/2009	1	0	1
Buy		JPM	3,395	05/2009	1	0	1
Buy		LEH	700	12/2010	0	(1)	(1)
Sell		LEH	700	12/2010	0	0	0
Buy	PLN	HSBC	5,393	05/2009	0	(590)	(590)
Buy	RUB	BCLY	71,151	05/2009	0	(54)	(54)
Sell		HSBC	69,520	05/2009	178	0	178
Buy		JPM	18,203	05/2009	0	(144)	(144)
Sell		UBS	19,833	05/2009	16	0	16
Buy	SGD	CITI	890	04/2009	7	0	7
Buy		DUB	561	04/2009	9	0	9
Buy		HSBC	219	04/2009	2	0	2
Buy		RBS	373	04/2009	5	0	5
Buy		UBS	281	04/2009	5	0	5
Buy		CITI	851	07/2009	10	0	10
Buy		HSBC	333	07/2009	0	0	0
Buy		JPM	736	07/2009	21	0	21

					$1,108	$(1,234)	$(126)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$1,972	$2,061,549	$0	$2,063,521
Short Sales, at value	0	(3,140)	0	(3,140)
Other Financial Instruments++	15,123	7,387	0	22,510

Total	$17,095	$2,065,796	$0	$2,082,891

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$2,293	$(2)	$7	$0	$(248)	$(2,050)	$0
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$2,293	$(2)	$7	$0	$(248)	$(2,050)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.3%
Banking & Finance 7.9%
Bank of America Corp.
5.079% due 10/14/2016	$5,000	$3,582
CIT Group, Inc.
2.269% due 08/17/2009	6,000	5,768
Citigroup, Inc.
3.505% due 01/30/2009	9,500	9,503
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,754
Goldman Sachs Group, Inc.
1.766% due 06/28/2010	2,300	2,106
2.886% due 02/06/2012	5,100	4,321
HSBC Finance Corp.
2.632% due 06/01/2016	3,000	1,818
5.002% due 01/15/2014	5,000	3,447
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	1,970
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	9,200	874
Morgan Stanley
2.498% due 02/09/2009	8,000	7,960
4.232% due 05/14/2010	6,900	6,425
4.952% due 10/18/2016	9,400	6,479
5.232% due 10/15/2015	3,000	2,058
RBS Capital Trust II
6.425% due 12/29/2049	600	256
Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,601
U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,185	5,667
Wachovia Bank N.A.
3.032% due 05/14/2010	1,450	1,393
Wells Fargo & Co.
1.558% due 03/23/2010	10,800	10,587
Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	5,068

		86,637

Industrials 2.9%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,763
Daimler Finance North America LLC
2.426% due 03/13/2009	11,800	11,378
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	1,589
Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	3,677
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,045
Loews Corp.
5.250% due 03/15/2016	3,000	2,712
Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,220
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	792
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	5,100	5,858

		32,034

Utilities 0.5%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,848
GTE Corp.
7.510% due 04/01/2009	100	101

		5,949

Total Corporate Bonds & Notes (Cost $145,616)		124,620

MUNICIPAL BONDS & NOTES 1.5%
Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	5,345	4,302
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	561
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	91
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,251
5.000% due 08/01/2032	3,000	2,816
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,280
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	118
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	552

Total Municipal Bonds & Notes (Cost $17,868)		15,971

U.S. GOVERNMENT AGENCIES 49.9%
Fannie Mae
0.000% due 03/25/2009 (c)	10	9
0.000% due 06/01/2017 - 05/15/2030	15,489	7,325
0.531% due 07/25/2037	2,333	2,067
1.071% due 10/25/2017	198	194
1.084% due 03/18/2031	869	851
1.371% due 04/25/2032	185	183
3.678% due 06/01/2043 - 03/01/2044	1,951	1,926
4.250% due 04/25/2037	343	312
4.500% due 10/25/2023 - 09/01/2035	8,043	7,845
4.639% due 07/01/2035	689	695
4.918% due 10/01/2024	71	70
4.970% due 08/01/2026	18	18
5.000% due 11/25/2015 - 01/01/2039	18,967	18,766
5.054% due 11/01/2034	427	429
5.067% due 05/01/2025	29	29
5.125% due 07/16/2018	500	500
5.134% due 11/01/2023	272	270
5.313% due 02/01/2028	21	21
5.375% due 04/11/2022	11,900	12,576
5.380% due 07/01/2033	2,379	2,296
5.500% due 09/25/2024 - 01/01/2039	22,405	22,964
5.697% due 04/01/2028	93	95
5.800% due 02/09/2026	15,000	15,806
6.000% due 05/17/2027	1,033	1,078
6.125% due 10/01/2024	1	1
6.210% due 08/06/2038	8,000	11,261
6.250% due 12/25/2013	6	6
6.500% due 11/25/2023 - 07/25/2031	6,327	6,680
6.521% due 12/01/2027	74	73
6.750% due 06/25/2032	6,092	6,353
6.900% due 05/25/2023	225	240
6.950% due 07/25/2020	62	66
7.000% due 06/25/2022 - 05/18/2027	4,205	4,583
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	30	33
9.000% due 08/01/2021 - 06/01/2027	75	82
Farmer Mac
7.316% due 07/25/2011	1,710	1,737
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,991
5.050% due 03/28/2019	1,000	1,168
5.125% due 07/09/2029	675	816
5.150% due 03/25/2020	1,000	1,173
5.750% due 12/07/2028	500	647
Federal Home Loan Bank
5.250% due 09/12/2014	16,400	18,739
5.300% due 06/26/2023	2,000	2,004
Federal Housing Administration
6.896% due 07/01/2020	1,391	1,401
7.000% due 11/25/2019	362	365
7.430% due 11/01/2019 - 06/01/2024	774	784
Freddie Mac
0.000% due 12/11/2025	11,600	5,865
1.425% due 02/15/2019	10,744	10,330
1.595% due 01/15/2033	521	507
1.695% due 06/15/2030 - 12/15/2032	748	724
1.745% due 06/15/2031	238	231
3.678% due 10/25/2044	7,925	7,601
3.878% due 07/25/2044	2,172	1,962
4.271% due 01/01/2028	23	23
4.500% due 12/15/2019 - 07/15/2035	42,929	41,646
4.826% due 01/01/2028	164	163
5.000% due 12/14/2018 - 09/15/2035	41,763	42,913
5.186% due 06/01/2022	7	7
5.200% due 10/25/2023 - 09/01/2027	130	123
5.256% due 10/01/2026	25	25
5.375% due 05/01/2022	7	7
5.500% due 08/23/2017 - 01/01/2039	37,001	38,227
5.625% due 11/23/2035	21,800	22,722
5.917% due 02/01/2028	235	238
6.000% due 04/15/2034 - 05/15/2036	91,157	89,326
6.250% due 09/15/2023	3,785	3,927
6.500% due 11/15/2023 - 10/25/2043	2,446	2,570
6.620% due 12/01/2024	58	60
7.000% due 07/15/2022 - 01/15/2024	747	793
7.000% due 12/15/2023 (b)	16	1
Ginnie Mae
1.458% due 03/20/2031	1,117	1,086
4.625% due 09/20/2017 - 09/20/2026	502	498
5.000% due 09/20/2035	28,250	27,508
5.125% due 12/20/2017 - 11/20/2027	310	307
5.375% due 02/20/2017 - 05/20/2030	1,397	1,394
5.500% due 03/20/2021 - 02/20/2033	1,884	1,940
6.000% due 08/20/2033	2,742	2,833
7.000% due 03/16/2029	488	505
Overseas Private Investment Corp.
4.736% due 03/15/2022	4,009	3,879
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,183
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	7,300	3,497
Small Business Administration
5.240% due 08/01/2023	5,095	5,244
Tennessee Valley Authority
4.500% due 04/01/2018	7,400	8,179
4.875% due 01/15/2048	11,700	14,060
5.375% due 04/01/2056	18,000	22,914

Total U.S. Government Agencies (Cost $506,705)		548,558

U.S. TREASURY OBLIGATIONS 44.2%
Treasury Inflation Protected Securities (e)
1.625% due 01/15/2015	8,963	8,315
2.375% due 01/15/2027	6,231	6,262
U.S. Treasury Bonds
4.375% due 02/15/2038	200	268
7.125% due 02/15/2023	100,700	146,125
8.000% due 11/15/2021	62,900	95,392
8.125% due 08/15/2021	38,300	58,264
U.S. Treasury Notes
4.000% due 08/31/2009	10,000	10,242
U.S. Treasury Strips
0.000% due 08/15/2022	26,400	16,826
0.000% due 11/15/2022	75,000	47,394
0.000% due 08/15/2023	600	372
0.000% due 05/15/2026	2,200	1,283
0.000% due 02/15/2027	52,600	29,811
0.000% due 11/15/2027	42,500	23,475
0.000% due 02/15/2032	22,500	11,190
0.000% due 08/15/2032	22,500	11,161
0.000% due 02/15/2033	20,400	10,070
0.000% due 05/15/2033	18,000	8,865

Total U.S. Treasury Obligations (Cost $449,629)		485,315

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	3,817
Banc of America Funding Corp.
4.622% due 02/20/2036	7,739	6,596
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	5,756	4,877
4.750% due 10/25/2035	8,831	7,096
5.046% due 02/25/2034	977	625
5.409% due 04/25/2033	524	428
5.451% due 01/25/2034	387	272
6.079% due 02/25/2033	61	51
Bear Stearns Alt-A Trust
5.495% due 09/25/2035	1,491	696
Bear Stearns Mortgage Securities, Inc.
4.804% due 06/25/2030	26	26
Countrywide Alternative Loan Trust
0.651% due 05/25/2047	1,592	656
0.681% due 05/25/2035	1,385	637
5.500% due 10/25/2033	6,609	4,879
Countrywide Home Loan Mortgage Pass-Through Trust
0.761% due 04/25/2035	463	213
0.791% due 03/25/2035	2,322	1,053
0.811% due 06/25/2035	2,015	1,370
6.000% due 10/25/2034	5,331	3,007
CS First Boston Mortgage Securities Corp.
5.047% due 07/25/2033	1,069	916
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047	671	596
First Horizon Asset Securities, Inc.
4.741% due 12/25/2033	982	795
First Republic Mortgage Loan Trust
0.951% due 06/25/2030	188	155
GMAC Mortgage Corp. Loan Trust
4.287% due 06/25/2034	1,008	540
GS Mortgage Securities Corp. II
1.966% due 03/06/2020	947	698
Harborview Mortgage Loan Trust
0.671% due 01/19/2038	636	570
0.801% due 05/19/2035	1,058	495
0.821% due 03/19/2036	1,225	523
5.218% due 07/19/2035	2,300	1,188
Impac CMB Trust
0.721% due 10/25/2035	7,069	2,380
5.749% due 09/25/2034	2,745	2,429
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	4,508	3,326
MASTR Asset Securitization Trust
5.500% due 09/25/2033	696	659
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	6,484	3,590
Residential Accredit Loans, Inc.
0.771% due 08/25/2035	1,097	536
0.871% due 01/25/2033	180	149
0.871% due 03/25/2033	511	460
6.000% due 06/25/2036	4,269	2,627
Sequoia Mortgage Trust
0.858% due 07/20/2033	1,012	724
Structured Adjustable Rate Mortgage Loan Trust
0.691% due 05/25/2037	3,878	1,677
Structured Asset Mortgage Investments, Inc.
0.571% due 09/25/2047	264	244
0.681% due 04/25/2036	6,731	2,752
0.691% due 05/25/2036	376	152
1.001% due 10/19/2033	279	197
Structured Asset Securities Corp.
5.221% due 01/25/2032	3	3
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036	203	196
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021	823	630
WaMu Mortgage Pass-Through Certificates
0.701% due 04/25/2045	903	428
0.731% due 11/25/2045	85	42
0.761% due 10/25/2045	1,703	934
0.781% due 01/25/2045	1,739	897
1.011% due 12/25/2027	1,298	1,077
3.066% due 12/25/2046	1,413	603
3.256% due 02/25/2046	2,409	1,025
3.256% due 08/25/2046	6,814	2,636
3.656% due 06/25/2042	95	70
3.656% due 08/25/2042	59	42
3.680% due 05/25/2041	192	167
4.269% due 08/25/2046	888	467
Wells Fargo Mortgage-Backed Securities Trust
5.093% due 03/25/2036	6,447	4,049

Total Mortgage-Backed Securities (Cost $124,517)		77,943

ASSET-BACKED SECURITIES 3.5%
Accredited Mortgage Loan Trust
0.521% due 02/25/2037	827	731
ACE Securities Corp.
0.521% due 07/25/2036	304	297
0.551% due 10/25/2036	253	241
Amortizing Residential Collateral Trust
0.761% due 07/25/2032	23	15
Argent Securities, Inc.
0.521% due 09/25/2036	225	221
0.521% due 10/25/2036	576	550
Bear Stearns Asset-Backed Securities Trust
0.971% due 11/25/2042	1,714	1,204
1.131% due 10/25/2032	263	156
Carrington Mortgage Loan Trust
0.791% due 10/25/2035	686	593
Chase Credit Card Master Trust
1.365% due 09/15/2011	3,900	3,832
Chase Issuance Trust
1.845% due 11/15/2011	6,900	6,609
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033	36	24
Countrywide Asset-Backed Certificates
0.501% due 01/25/2046	137	135
0.521% due 03/25/2037	1,023	982
0.581% due 10/25/2046	251	232
0.631% due 02/25/2036	229	214
0.631% due 05/25/2046	41	40
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036	255	222
0.561% due 12/25/2037	457	422
CS First Boston Mortgage Securities Corp.
0.721% due 01/25/2043	403	357
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036	591	535
0.521% due 03/25/2037	1,995	1,850
Ford Credit Auto Owner Trust
2.615% due 06/15/2012	7,000	6,356
Fremont Home Loan Trust
0.531% due 01/25/2037	971	758
GSR Mortgage Loan Trust
0.571% due 11/25/2030	2	2
GSRPM Mortgage Loan Trust
0.591% due 03/25/2035	295	264
Home Equity Mortgage Trust
0.651% due 05/25/2036	6,884	4,828
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036	387	344
Indymac Residential Asset-Backed Trust
0.621% due 03/25/2036	1,468	1,432
LA Arena Funding LLC
7.656% due 12/15/2026	79	69
Long Beach Mortgage Loan Trust
0.531% due 10/25/2036	493	469
Morgan Stanley ABS Capital I
0.571% due 04/25/2036	505	493
Residential Asset Securities Corp.
0.541% due 11/25/2036	284	274
SACO I, Inc.
0.851% due 11/25/2035	1,640	940
Soundview Home Equity Loan Trust
0.531% due 11/25/2036	635	582
Structured Asset Securities Corp.
0.521% due 10/25/2036	612	566
0.581% due 04/25/2036	446	432
Washington Mutual Asset-Backed Certificates
0.531% due 10/25/2036	1,013	878

Total Asset-Backed Securities (Cost $43,814)		38,149

SOVEREIGN ISSUES 2.0%
Israel Government AID Bond
0.000% due 05/15/2021	7,277	4,685
0.000% due 02/15/2023	3,193	1,913
0.000% due 05/15/2023	25,571	15,041

Total Sovereign Issues (Cost $18,501)		21,639

SHORT-TERM INSTRUMENTS 3.9%
Repurchase Agreements 2.6%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009	6,000	6,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $6,060. Repurchase proceeds are $6,000.)
0.030% due 01/02/2009	22,400	22,400
(Dated 12/31/2008. Collateralized by Fannie Mae 6.125% due 08/07/2023 valued at $22,799. Repurchase proceeds are $22,400.)

		28,400

U.S. Cash Management Bills 0.2%
0.403% due 04/29/2009 - 05/15/2009 (d)(f)	2,320	2,307

U.S. Treasury Bills 1.1%
0.217% due 01/02/2009 - 06/11/2009 (d)(f)	12,430	12,388

Total Short-Term Instruments		43,095
(Cost $43,146)

Purchased Options (j) 0.5% (Cost $1,796)		5,770
Total Investments 123.9%		$1,361,060
(Cost $1,351,592)
Written Options (k) (0.7%) (Premiums $1,897)		(7,450)
Other Assets and Liabilities (Net) (23.2%)		(255,180)

Net Assets 100.0%		$1,098,430

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) Securities with an aggregate market value of $7,493 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $62,676 at a weighted average interest rate of 3.832%. On December 31, 2008, there were no open repurchase agreements.

(h) Cash of $10,698 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	174	$1,057
90-Day Eurodollar December Futures	Long	12/2010	400	1,758
90-Day Eurodollar June Futures	Long	06/2009	2,067	10,281
90-Day Eurodollar June Futures	Long	06/2010	174	1,088
90-Day Eurodollar March Futures	Long	03/2009	27	143
90-Day Eurodollar March Futures	Long	03/2010	149	977
90-Day Eurodollar September Futures	Long	09/2009	174	994
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	997	8,483

				$24,781

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%)	03/20/2011	0.690%	$2,800	$33	$0	$33
Bank of America Corp.	MLP	(0.170%)	12/20/2016	1.140%	5,000	335	0	335
BellSouth Corp.	DUB	(0.395%)	09/20/2014	0.910%	6,000	162	0	162
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	1.750%	5,000	340	0	340
Gannett Co., Inc.	JPM	(0.330%)	06/20/2011	9.443%	2,350	429	0	429
HSBC Finance Corp.	BNP	(0.165%)	12/20/2013	5.857%	5,000	1,057	0	1,057
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	5.044%	3,000	726	0	726
International Lease Finance Corp.	GSC	(0.200%)	03/20/2013	8.901%	2,900	736	0	736
Johnson Controls, Inc.	JPM	(0.240%)	03/20/2011	5.163%	4,000	399	0	399
Kraft Foods, Inc.	RBS	(0.150%)	12/20/2011	0.949%	2,000	46	0	46
Loews Corp.	JPM	(0.280%)	03/20/2016	0.869%	3,000	114	0	114
Morgan Stanley	RBS	(0.275%)	12/20/2015	3.705%	3,000	537	0	537
Morgan Stanley	RBS	(0.320%)	12/20/2016	3.579%	4,400	828	0	828
Omnicom Group, Inc.	MSC	(0.390%)	06/20/2016	3.069%	1,500	235	0	235
Reed Elsevier Capital, Inc.	MSC	(0.280%)	06/20/2012	3.530%	900	90	0	90
Textron Financial Corp.	JPM	(0.110%)	06/20/2010	10.280%	3,000	394	0	394
Wells Fargo Bank N.A.	GSC	(0.140%)	03/20/2015	1.766%	5,000	452	0	452

						$6,913	$0	$6,913

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bank of America Corp.	BNP	0.900%	03/20/2013	1.129%	$25,000	$(220)	$0	$(220)
California State General Obligation Notes, Series 2005	GSC	0.670%	03/20/2018	3.578%	25,000	(3,090)	0	(3,090)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	4.554%	1,400	(48)	0	(48)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	4.554%	600	(21)	0	(21)

						$(3,379)	$0	$(3,379)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB	$11,000	$286	$10	$276
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	2,387	0	2,387
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	1,000	45	37	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	3,600	162	116	46
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	1,600	72	36	36
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	10,300	(1,004)	(830)	(174)

						$1,948	$(631)	$2,579

(j) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$23,800	$270	$930
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,600	156	487
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,800	104	326
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,100	46	137
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,600	152	520
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	51,000	551	1,642
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,600	359	1,120
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	14,900	158	608

							$1,796	$5,770

(k) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$8,000	$257	$1,148
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	3,200	80	277
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	79	296
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	109	407
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	173
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	166	642
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	17,000	513	2,055
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	364	1,382
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	5,000	153	662
Call - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	406
Put - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	2

							$1,897	$7,450

(l) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2039	$12,000	$12,078	$12,302
Fannie Mae	5.500%	02/01/2039	3,000	3,062	3,066
Fannie Mae	6.000%	01/01/2039	36,120	36,852	37,187

				$51,992	$52,555

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$1,352,893	$8,167	$1,361,060
Short Sales, at value	0	(52,555)	0	(52,555)
Other Financial Instruments++	24,781	(1,337)	0	23,444

Total	$24,781	$1,299,001	$8,167	$1,331,949

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$8,631	$(358)	$(1)	$(9)	$(96)	$0	$8,167
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$8,631	$(358)	$(1)	$(9)	$(96)	$0	$8,167

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
6.000% due 08/03/2012		$47,400	$24,919
Idearc, Inc.
3.440% due 11/17/2014		1,563	493
5.770% due 11/17/2014		34,917	11,024

Total Bank Loan Obligations (Cost $82,170)			36,436

CORPORATE BONDS & NOTES 33.3%
Banking & Finance 26.9%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		14,400	14,189
American Express Bank FSB
0.568% due 10/20/2009		23,800	22,692
5.500% due 04/16/2013		20,600	19,531
American Express Credit Corp.
1.928% due 11/09/2009		32,600	30,322
American International Group, Inc.
1.090% due 06/16/2009		1,000	911
4.612% due 10/18/2011		1,500	1,079
4.950% due 03/20/2012		4,700	3,684
5.050% due 10/01/2015		10,000	6,714
5.375% due 10/18/2011		4,600	3,786
5.450% due 05/18/2017		10,000	6,619
5.850% due 01/16/2018		33,700	22,624
8.250% due 08/15/2018		15,400	11,288
ANZ National International Ltd.
2.428% due 08/07/2009		5,700	5,699
6.200% due 07/19/2013		17,600	17,046
Bank of America Corp.
1.586% due 09/25/2009		43,500	42,734
2.826% due 11/06/2009		3,100	3,040
8.000% due 12/29/2049		188,900	136,068
8.125% due 12/29/2049		11,400	8,541
Bank of America N.A.
2.099% due 06/12/2009		12,000	11,962
Bank of New York Mellon Corp.
3.259% due 02/05/2010		63,300	62,413
Bear Stearns Cos. LLC
1.558% due 03/30/2009		22,600	22,456
2.262% due 08/21/2009		9,200	9,049
2.356% due 05/18/2010		64,800	62,672
2.359% due 08/15/2011		400	360
4.500% due 10/28/2010		12,000	11,903
4.902% due 07/19/2010		32,030	31,011
6.400% due 10/02/2017		59,100	61,518
6.950% due 08/10/2012		74,890	77,840
Calabash Re Ltd.
10.396% due 01/08/2010		4,700	4,614
12.896% due 01/08/2010		4,500	4,437
Capital One Financial Corp.
2.469% due 09/10/2009		100,770	96,003
CIT Group, Inc.
2.269% due 08/17/2009		48,100	46,238
2.302% due 06/08/2009		1,350	1,318
Citigroup Funding, Inc.
0.474% due 04/23/2009		76,520	75,640
1.466% due 06/26/2009		17,975	17,607
Citigroup, Inc.
1.496% due 12/28/2009		22,100	20,852
2.325% due 08/13/2010		150	138
5.100% due 09/29/2011		1,500	1,449
5.125% due 02/14/2011		27,165	26,526
5.500% due 04/11/2013		48,200	46,975
8.400% due 04/29/2049		9,000	5,954
Countrywide Financial Corp.
4.348% due 01/05/2009		16,700	16,700
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		14,700	14,530
5.625% due 07/15/2009		100	100
Credit Agricole S.A.
2.181% due 05/28/2009		17,600	17,553
2.231% due 05/28/2010		24,400	24,120
DnB NOR Bank ASA
4.889% due 10/13/2009		18,900	18,899
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		2,500	2,125
5.800% due 01/12/2009		3,600	3,590
7.250% due 10/25/2011		900	658
7.375% due 10/28/2009		13,000	11,419
7.375% due 02/01/2011		600	456
7.875% due 06/15/2010		1,700	1,361
8.625% due 11/01/2010		1,000	757
General Electric Capital Corp.
1.495% due 10/06/2010		2,000	1,857
1.655% due 06/20/2014		10,000	7,871
2.129% due 03/12/2010		12,400	11,771
3.642% due 02/01/2011		24,300	22,088
4.248% due 01/05/2009		3,000	3,000
4.572% due 01/20/2010		35,200	33,643
GMAC LLC
6.000% due 12/15/2011		3,500	2,777
Goldman Sachs Group, Inc.
1.518% due 03/30/2009		20,800	20,519
1.588% due 06/23/2009		14,200	13,845
1.975% due 03/22/2016		15,000	11,275
4.164% due 07/23/2009		600	584
HSBC Bank USA N.A.
2.329% due 06/10/2009		9,200	9,130
HSBC Capital Funding LP
9.547% due 12/29/2049		20,046	15,939
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	461
HSBC Finance Corp.
8.000% due 07/15/2010		12,000	12,204
ICICI Bank Ltd.
5.290% due 01/12/2010		32,200	26,658
International Lease Finance Corp.
2.373% due 05/24/2010		8,950	7,136
JPMorgan Chase & Co.
1.516% due 06/26/2009		1,000	993
4.720% due 01/17/2011		1,600	1,498
KeyBank N.A.
4.467% due 06/02/2010		42,400	40,910
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)		10,900	1,036
2.911% due 08/21/2009 (a)		38,000	3,610
2.951% due 05/25/2010 (a)		1,400	133
3.052% due 11/10/2009 (a)		15,000	1,425
5.625% due 01/24/2013 (a)		5,300	530
Longpoint Re Ltd.
7.246% due 05/08/2010		8,500	8,302
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009		23,000	22,299
2.290% due 12/04/2009		21,000	20,156
3.079% due 02/05/2010		275	261
3.735% due 07/25/2011		32,700	28,976
4.018% due 05/20/2009		110,400	109,011
Metropolitan Life Global Funding I
5.125% due 04/10/2013		123,100	114,807
Morgan Stanley
2.498% due 02/09/2009		33,200	33,035
4.232% due 05/14/2010		29,100	27,097
4.752% due 01/18/2011		400	341
4.842% due 01/15/2010		30,900	28,398
Mystic Re Ltd.
12.202% due 06/07/2011		6,400	6,228
National Australia Bank Ltd.
2.204% due 09/11/2009		23,500	23,521
2.838% due 02/08/2010		109,600	109,709
National City Corp.
2.091% due 06/16/2010		3,000	2,684
Osiris Capital PLC
7.602% due 01/15/2010		11,000	10,667
Pacific Life Global Funding
5.150% due 04/15/2013		98,678	92,801
PNC Bank N.A.
3.642% due 02/01/2010		73,400	73,274
Pricoa Global Funding I
1.666% due 09/27/2013		14,770	9,699
2.280% due 03/03/2009		22,000	21,672
3.565% due 01/30/2012		18,300	13,799
Residential Reinsurance 2007 Ltd.
12.452% due 06/07/2010		1,800	1,761
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		37,207	31,773
Santander U.S. Debt S.A. Unipersonal
2.766% due 02/06/2009		200	200
SLM Corp.
3.675% due 07/27/2009		20,200	19,043
3.695% due 07/26/2010		5,200	4,440
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		85,800	63,375
U.S. Bancorp
3.426% due 02/04/2010		37,820	37,236
Wachovia Bank N.A.
1.538% due 03/23/2009		17,850	17,731
Wachovia Corp.
2.252% due 12/01/2009		25,600	24,803
5.500% due 05/01/2013		70,000	69,285
7.980% due 02/28/2049		182,500	155,980
Wells Fargo & Co.
3.938% due 01/29/2010		70,100	69,249
4.919% due 01/12/2011		6,600	6,364

			2,676,640

Industrials 3.9%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		148,818	128,030
Anadarko Petroleum Corp.
2.396% due 09/15/2009		26,300	25,169
Cisco Systems, Inc.
2.233% due 02/20/2009		2,400	2,399
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		7,000	7,053
Daimler Finance North America LLC
2.346% due 03/13/2009		28,600	28,587
3.642% due 08/03/2009		23,000	21,789
Gaz Capital S.A.
7.510% due 07/31/2013		44,200	35,310
General Mills, Inc.
4.189% due 01/22/2010		17,700	17,005
International Business Machines Corp.
4.096% due 07/28/2011		72,500	68,840
Ryder System, Inc.
5.950% due 05/02/2011		10,380	10,395
Time Warner, Inc.
2.405% due 11/13/2009		17,400	16,752
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		25,100	25,860

			387,189

Utilities 2.5%
Ameritech Capital Funding Corp.
6.250% due 05/18/2009		49,800	50,384
AT&T, Inc.
2.959% due 02/05/2010		11,700	11,304
Deutsche Telekom International Finance BV
1.678% due 03/23/2009		22,435	22,237
Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	4,942
Public Service Electric & Gas Co.
2.974% due 03/12/2010		51,300	50,732
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		31,600	31,126
Southern California Edison Co.
3.292% due 02/02/2009		20,470	20,459
Telecom Italia Capital S.A.
5.112% due 07/18/2011		24,000	18,069
Telefonica Emisiones SAU
1.825% due 06/19/2009		33,000	31,951
Verizon Communications, Inc.
6.100% due 04/15/2018		10,000	9,981

			251,185

Total Corporate Bonds & Notes (Cost $3,596,061)			3,315,014

MUNICIPAL BONDS & NOTES 0.4%
Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009		42,100	42,467

Total Municipal Bonds & Notes (Cost $42,204)			42,467

U.S. GOVERNMENT AGENCIES 42.2%
Fannie Mae
0.531% due 12/25/2036		9,568	8,420
0.671% due 10/27/2037		107,300	91,270
0.821% due 03/25/2044		775	741
0.871% due 05/25/2031 - 06/25/2032		2,828	2,673
0.950% due 03/25/2009 (b)		23	0
1.069% due 04/25/2022		14	14
1.071% due 05/25/2030		628	610
1.121% due 05/25/2030		628	610
3.678% due 07/01/2042 - 07/01/2044		12,343	12,180
3.728% due 09/01/2041		19,685	19,367
3.878% due 10/01/2030 - 11/01/2039		1,886	1,868
3.940% due 08/01/2017		6	6
3.943% due 07/01/2018		12	12
4.000% due 05/01/2011		194	193
4.010% due 06/01/2017		13	13
4.048% due 12/01/2017		24	23
4.092% due 03/01/2035		1,561	1,531
4.250% due 05/25/2033		8,562	8,670
4.295% due 11/01/2018		4	4
4.356% due 12/01/2033		505	492
4.453% due 05/01/2035		3,770	3,790
4.489% due 11/01/2017		54	53
4.496% due 11/01/2034		2,147	2,170
4.498% due 11/01/2017 - 02/01/2028		41	41
4.500% due 06/01/2011 - 08/01/2035		9,244	9,371
4.552% due 01/01/2028		69	69
4.590% due 04/01/2034		1,490	1,497
4.600% due 07/01/2035		10,684	10,760
4.622% due 08/01/2035		17,301	17,401
4.649% due 01/01/2035		14,706	14,796
4.657% due 07/01/2035		12,576	12,648
4.676% due 10/01/2034		6,810	6,841
4.703% due 05/01/2035		8,688	8,737
4.752% due 03/01/2035		18,202	18,497
4.776% due 01/01/2021		30	29
4.922% due 10/01/2035		7,145	7,130
4.925% due 09/01/2035		9,362	9,394
4.972% due 11/01/2027		93	93
4.975% due 04/01/2018		769	760
4.982% due 06/01/2035		1,646	1,664
4.997% due 12/01/2023		34	34
5.000% due 12/01/2013 - 01/01/2039		1,045,460	1,075,198
5.052% due 07/01/2017		48	47
5.058% due 06/01/2035		3,939	3,961
5.120% due 01/01/2024		10	10
5.300% due 07/25/2017		429	442
5.313% due 02/01/2028		285	283
5.367% due 09/01/2032		1,965	1,969
5.404% due 03/01/2035		4,026	4,051
5.408% due 06/01/2022		6	6
5.436% due 10/01/2024		179	181
5.500% due 04/01/2009 - 01/01/2039		154,551	159,284
5.500% due 02/01/2038 - 06/01/2038 (h)		170,680	175,194
5.510% due 04/01/2024		220	220
6.000% due 03/01/2009 - 10/01/2038		689,340	711,058
6.000% due 05/01/2038 (h)		216,268	222,922
6.046% due 01/01/2024		149	149
6.250% due 02/01/2011		78,000	82,693
6.257% due 07/01/2023		89	91
6.259% due 08/01/2029		822	819
6.500% due 03/25/2009 (b)		6	0
6.500% due 08/01/2028 - 12/25/2042		106,616	111,205
7.000% due 05/01/2012 - 01/01/2032		561	566
7.500% due 02/01/2013		2	2
8.000% due 04/01/2030 - 11/01/2031		2,900	3,081
8.500% due 04/01/2025		139	150
8.800% due 01/25/2019		91	94
9.000% due 03/25/2021 - 01/01/2025		315	350
9.250% due 10/25/2018		5	6
9.500% due 03/25/2020 - 11/01/2025		693	774
10.000% due 10/01/2009 - 05/01/2022		19	20
10.500% due 07/01/2014 - 07/01/2021		3	3
11.000% due 11/01/2020		3	3
11.250% due 10/01/2015		6	7
11.500% due 11/01/2019 - 02/01/2020		2	2
11.750% due 02/01/2016		9	10
13.000% due 07/01/2015		3	3
13.250% due 09/01/2011		1	2
15.750% due 12/01/2011		2	2
16.000% due 09/01/2012 - 12/01/2012		1	1
Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024		3,251	3,293
Freddie Mac
0.731% due 08/25/2031		3,798	3,401
0.751% due 09/25/2031		6,294	5,861
1.345% due 07/15/2019 - 10/15/2020		277,301	268,954
1.425% due 02/15/2019		101,989	98,052
1.495% due 05/15/2036		15,590	14,923
1.545% due 12/15/2030		12,362	12,154
1.595% due 06/15/2018		3,883	3,796
1.645% due 11/15/2030		11	10
2.200% due 10/15/2020		53	52
2.250% due 03/15/2021		28	28
3.878% due 07/25/2044		739	668
4.000% due 09/15/2015		137	138
4.000% due 01/15/2024 (b)		3,440	479
4.362% due 08/01/2035		15,663	15,741
4.374% due 11/01/2022		270	268
4.454% due 03/01/2035		5,182	5,193
4.500% due 02/15/2015 - 06/01/2018		37,206	37,709
4.510% due 08/15/2032		715	699
4.594% due 04/01/2035		12,061	12,084
4.616% due 04/01/2035		9,424	9,467
4.695% due 06/01/2035		87,035	87,755
4.710% due 08/01/2035		80,130	79,652
4.724% due 03/01/2035		9,616	9,695
4.856% due 07/01/2035		850	857
4.875% due 06/13/2018		7,400	8,521
4.910% due 03/01/2035		2,003	2,008
4.915% due 07/01/2035		21,234	21,414
4.939% due 10/01/2027		29	28
4.990% due 11/01/2023		35	34
4.995% due 04/01/2035		1,947	1,960
5.000% due 04/01/2013 - 07/15/2024		43,451	43,922
5.049% due 04/01/2035		4,296	4,359
5.065% due 07/01/2018		53	53
5.110% due 06/01/2024		61	60
5.114% due 10/01/2023		125	123
5.130% due 12/01/2022		42	42
5.151% due 09/01/2023		20	20
5.250% due 01/01/2017		4	4
5.500% due 02/15/2014 - 01/01/2039		94,606	97,138
5.611% due 02/01/2020		282	286
5.999% due 01/01/2024		96	97
6.000% due 03/01/2011 - 09/01/2038		31,751	32,810
6.500% due 03/15/2029 - 07/25/2043		54,961	57,294
7.000% due 01/01/2030 - 04/01/2032		66	69
7.500% due 07/15/2030		543	569
8.000% due 01/01/2012 - 12/01/2024		310	324
8.500% due 06/01/2009 - 11/01/2025		792	856
9.000% due 12/15/2020 - 08/01/2022		272	286
9.500% due 07/01/2010 - 09/01/2021		88	95
10.000% due 03/01/2016 - 05/15/2020		40	44
10.750% due 09/01/2009 - 08/01/2011		2	2
14.000% due 09/01/2012 - 04/01/2016		1	1
Ginnie Mae
1.590% due 12/16/2025		140	137
4.625% due 08/20/2022 - 07/20/2030		3,834	3,772
5.000% due 01/20/2032 - 02/20/2032		4,168	4,105
5.125% due 10/20/2023 - 12/20/2027		2,915	2,880
5.375% due 04/20/2016 - 05/20/2030		6,084	6,051
5.500% due 03/20/2019 - 03/20/2031		232	231
6.000% due 01/15/2029 - 01/01/2039		189,300	195,607
6.500% due 09/15/2032 - 05/15/2034		46	48
6.500% due 04/15/2036 (i)		171,157	179,259
7.000% due 03/15/2011 - 10/15/2011		12	13
7.500% due 03/15/2022 - 09/15/2031		197	209
8.000% due 05/15/2016 - 06/20/2031		2,000	2,138
8.500% due 12/15/2021 - 08/15/2030		45	49
9.000% due 03/15/2017 - 11/15/2030		252	275
9.500% due 10/15/2016 - 06/15/2025		24	26
9.750% due 08/15/2017		19	21
10.000% due 10/15/2013 - 11/15/2020		5	6
10.500% due 11/15/2019 - 02/15/2021		1	1
11.500% due 08/15/2018		3	4
11.750% due 08/15/2013		3	3
12.000% due 06/20/2015		1	1
13.000% due 10/15/2013		3	4
13.500% due 11/15/2012		4	5
16.000% due 02/15/2012		5	5
Small Business Administration
7.640% due 03/10/2010		45	46
Vendee Mortgage Trust
6.500% due 05/15/2029		38,693	42,338

Total U.S. Government Agencies (Cost $4,160,210)			4,209,913

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028		620	573

Total U.S. Treasury Obligations (Cost $584)			573

MORTGAGE-BACKED SECURITIES 11.4%
American Home Mortgage Assets
0.681% due 10/25/2046		33,733	11,811
American Home Mortgage Investment Trust
4.290% due 10/25/2034		44,387	30,928
4.390% due 02/25/2045		12,698	6,405
4.440% due 02/25/2045		43,457	24,590
Banc of America Funding Corp.
4.155% due 05/25/2035		231,718	165,721
Banc of America Mortgage Securities, Inc.
5.136% due 05/25/2033		322	251
6.500% due 10/25/2031		5,567	5,158
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		14,011	11,871
4.550% due 08/25/2035		1,124	924
4.558% due 11/25/2030		98	88
4.625% due 10/25/2035		52,753	40,458
4.750% due 10/25/2035		149,606	115,646
5.009% due 01/25/2035		5,270	3,641
5.037% due 04/25/2033		8,510	6,802
5.429% due 04/25/2033		23,111	19,003
5.451% due 01/25/2034		11,343	7,968
5.605% due 02/25/2033		1,714	1,383
6.079% due 02/25/2033		1,113	938
Bear Stearns Alt-A Trust
5.229% due 03/25/2035		28,644	15,712
5.364% due 05/25/2035		29,018	19,652
5.495% due 09/25/2035		7,805	3,642
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,161
5.471% due 01/12/2045		4,200	3,251
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		21,497	18,522
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		15,733	9,888
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		8	8
Citigroup Mortgage Loan Trust, Inc.
4.683% due 03/25/2034		5,445	4,088
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		13,100	9,601
Countrywide Alternative Loan Trust
0.651% due 05/25/2047		12,739	5,250
0.751% due 02/25/2037		13,661	6,776
Countrywide Home Loan Mortgage Pass-Through Trust
0.761% due 04/25/2035		4,150	2,042
4.730% due 02/20/2035		26,705	16,654
4.789% due 11/25/2034		14,766	9,226
5.250% due 02/20/2036		26,335	12,675
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		1,400	1,144
CS First Boston Mortgage Securities Corp.
3.091% due 03/25/2032		2,491	1,848
4.938% due 12/15/2040		9,051	8,867
5.357% due 06/25/2032		63	49
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.551% due 03/25/2037		5,390	5,134
DLJ Acceptance Trust
11.000% due 08/01/2019		60	61
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		110	109
Drexel Burnham Lambert CMO Trust
2.650% due 05/01/2016		2	2
First Horizon Alternative Mortgage Securities
4.744% due 06/25/2034		17,270	9,581
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033		6,977	6,769
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		77	78
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		15,287	12,294
0.551% due 01/25/2047		16,700	15,369
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		6,800	5,196
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		9,844	7,264
5.799% due 08/10/2045		13,400	9,767
GSR Mortgage Loan Trust
4.540% due 09/25/2035		88,306	65,248
4.586% due 09/25/2035		9,336	7,180
6.000% due 03/25/2032		879	789
Harborview Mortgage Loan Trust
5.142% due 07/19/2035		12,639	6,895
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		5,963	5,544
Imperial Savings Association
6.503% due 02/25/2018		36	35
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		9,307	8,482
0.681% due 05/25/2046		6,441	2,618
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,000	1,420
5.819% due 06/15/2049		50,985	36,186
5.882% due 02/15/2051		4,400	3,143
JPMorgan Mortgage Trust
5.024% due 02/25/2035		21,645	16,276
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		12,715	12,455
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		2,929	2,194
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		17,403	13,006
MASTR Asset Securitization Trust
5.500% due 09/25/2033		24,263	22,975
Mellon Residential Funding Corp.
1.675% due 06/15/2030		19,135	15,809
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	6,501
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		13,314	7,116
4.487% due 02/25/2035		28,993	17,688
5.297% due 05/25/2033		10,682	7,858
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		2,315	1,664
4.250% due 10/25/2035		14,159	11,281
Morgan Stanley Capital I
1.255% due 10/15/2020		5,736	4,382
5.809% due 12/12/2049		18,825	14,155
Prime Mortgage Trust
0.871% due 02/25/2019		1,072	1,016
0.871% due 02/25/2034		6,061	5,298
Prudential-Bache CMO Trust
8.400% due 03/20/2021		135	138
RAAC Series 2005-SP1
5.000% due 09/25/2034		1,453	1,334
Resecuritization Mortgage Trust
0.721% due 04/26/2021		32	32
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030		17	13
Sears Mortgage Securities
12.000% due 02/25/2014		6	6
Structured Asset Mortgage Investments, Inc.
0.751% due 02/25/2036		6,831	3,257
0.831% due 07/19/2035		6,283	2,732
0.911% due 09/19/2032		5,818	4,115
9.449% due 06/25/2029		540	587
Structured Asset Securities Corp.
5.221% due 01/25/2032		152	119
5.376% due 07/25/2032		120	73
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		15,920	13,222
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		27,198	19,305
1.285% due 09/15/2021		16,331	12,498
5.509% due 04/15/2047		6,200	4,482
WaMu Mortgage Pass-Through Certificates
0.761% due 10/25/2045		6,064	3,325
0.781% due 01/25/2045		391	202
2.986% due 01/25/2047		9,593	4,071
3.066% due 12/25/2046		44,510	18,996
3.456% due 11/25/2042		2,179	1,799
3.656% due 06/25/2042		3,516	2,575
3.656% due 08/25/2042		2,900	2,048
4.019% due 01/25/2047		6,597	2,983
4.229% due 03/25/2034		4,953	4,069
4.269% due 09/25/2046		15,711	7,232
4.375% due 02/27/2034		11,077	8,991
Washington Mutual MSC Mortgage Pass-Through Certificates
5.759% due 02/25/2033		300	271
5.858% due 02/25/2033		84	69
Wells Fargo Mortgage-Backed Securities Trust
4.705% due 12/25/2033		6,367	4,986
4.950% due 03/25/2036		30,301	19,896
5.387% due 08/25/2035		6,934	5,869
5.594% due 07/25/2036		24,585	13,559

Total Mortgage-Backed Securities (Cost $1,581,919)			1,135,334

ASSET-BACKED SECURITIES 8.4%
Access Group, Inc.
4.835% due 10/27/2025		67,792	62,340
ACE Securities Corp.
0.521% due 12/25/2036		4,277	3,913
Amortizing Residential Collateral Trust
0.761% due 07/25/2032		744	477
Argent Securities, Inc.
0.521% due 09/25/2036		1,411	1,386
Asset-Backed Funding Certificates
0.531% due 10/25/2036		1,734	1,688
0.531% due 01/25/2037		6,524	5,643
Asset-Backed Securities Corp. Home Equity
0.521% due 12/25/2036		1,351	1,243
1.715% due 06/15/2031		7	6
BA Credit Card Trust
1.775% due 04/15/2013		14,900	13,550
1.945% due 08/15/2011		82,800	82,117
Bear Stearns Asset-Backed Securities Trust
0.531% due 01/25/2037		3,191	2,806
0.551% due 10/25/2036		4,582	4,233
0.921% due 03/25/2043		3,538	3,417
1.471% due 10/25/2037		31,413	25,782
Carrington Mortgage Loan Trust
0.521% due 01/25/2037		10,254	9,506
0.571% due 06/25/2037		1,360	1,207
0.791% due 10/25/2035		13,508	11,691
Chase Funding Mortgage Loan Asset-Backed Certificates
1.111% due 11/25/2031		1,102	1,056
Chase Issuance Trust
1.185% due 07/15/2011		1,300	1,276
1.235% due 02/15/2013		850	757
1.845% due 11/15/2011		4,100	3,927
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033		729	491
Citibank Credit Card Issuance Trust
1.764% due 05/18/2011		85,700	84,448
Citigroup Mortgage Loan Trust, Inc.
0.571% due 10/25/2036		13,730	12,596
Community Program Loan Trust
4.500% due 10/01/2018		3,351	3,359
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037		7,353	6,848
0.521% due 12/25/2046		1,831	1,781
0.521% due 03/25/2047		4,300	4,145
Credit-Based Asset Servicing & Securitization LLC
0.561% due 12/25/2037		1,627	1,504
Daimler Chrysler Auto Trust
2.726% due 10/08/2010		32,491	32,005
4.980% due 02/08/2011		10,049	9,917
Equity One Asset-Backed Securities, Inc.
1.031% due 11/25/2032		10,195	5,703
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		21,767	19,715
0.521% due 12/25/2036		1,005	975
0.531% due 06/25/2036		1,803	1,754
Ford Credit Auto Owner Trust
1.205% due 04/15/2010		126	125
1.525% due 06/15/2010		750	738
1.795% due 07/15/2010		22,903	22,364
2.095% due 01/15/2011		94,200	91,444
2.615% due 06/15/2012		57,600	52,299
4.360% due 06/15/2010		2,272	2,248
Fremont Home Loan Trust
0.531% due 01/25/2037		7,866	6,139
0.541% due 02/25/2037		1,719	1,673
0.571% due 05/25/2036		3,600	3,491
GSAMP Trust
0.511% due 10/25/2046		4,578	4,308
0.541% due 09/25/2036		2,443	2,348
0.541% due 12/25/2036		13,254	9,601
HFC Home Equity Loan Asset-Backed Certificates
0.778% due 01/20/2035		3,068	2,175
0.798% due 01/20/2034		16,223	11,170
0.858% due 09/20/2033		7,610	5,701
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036		931	804
0.521% due 12/25/2036		5,809	5,161
Indymac Residential Asset-Backed Trust
0.531% due 04/25/2037		4,726	4,425
JPMorgan Mortgage Acquisition Corp.
0.521% due 07/25/2036		2,403	2,203
0.521% due 08/25/2036		3,083	2,868
1.465% due 11/25/2036		2,252	2,083
Lehman XS Trust
0.541% due 05/25/2046		1,566	1,513
Long Beach Mortgage Loan Trust
0.511% due 11/25/2036		4,741	4,467
0.531% due 10/25/2036		2,212	2,102
0.751% due 10/25/2034		589	200
MASTR Asset-Backed Securities Trust
0.511% due 08/25/2036		3,602	3,448
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		3,709	3,483
0.511% due 01/25/2037		8,810	8,171
0.521% due 10/25/2036		2,505	2,375
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036		1,301	1,234
Option One Mortgage Loan Trust
0.521% due 01/25/2037		7,787	7,308
Renaissance Home Equity Loan Trust
1.171% due 08/25/2032		40	27
Residential Asset Mortgage Products, Inc.
0.541% due 11/25/2036		321	318
Residential Asset Securities Corp.
0.541% due 11/25/2036		9,239	8,874
0.931% due 06/25/2031		3	2
Saxon Asset Securities Trust
0.531% due 10/25/2046		2,167	2,078
Securitized Asset-Backed Receivables LLC Trust
0.521% due 09/25/2036		2,257	2,139
0.531% due 12/25/2036		10,351	8,624
0.601% due 05/25/2037		2,928	1,964
SLM Student Loan Trust
3.575% due 01/25/2019		7,000	6,751
3.625% due 10/25/2016		1,827	1,823
3.785% due 07/25/2013		12,461	12,089
3.835% due 01/25/2015		5,961	5,687
4.035% due 10/25/2017		47,700	39,669
4.215% due 07/25/2013		33,441	32,468
Soundview Home Equity Loan Trust
0.531% due 11/25/2036		5,376	4,927
Specialty Underwriting & Residential Finance
0.516% due 11/25/2037		1,559	1,478
0.531% due 01/25/2038		7,716	6,591
Structured Asset Securities Corp.
0.521% due 10/25/2036		9,282	8,586
0.761% due 01/25/2033		754	569
4.930% due 01/25/2035		836	782
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		2,999	2,886
WMC Mortgage Loan Pass-Through Certificates
1.875% due 05/15/2030		210	191

Total Asset-Backed Securities (Cost $907,435)			839,454

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
4.428% due 10/04/2011		1,000	1,003
Korea Development Bank
2.433% due 11/22/2012		2,200	1,984

Total Sovereign Issues (Cost $3,203)			2,987

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	32,481
KeyCorp
4.276% due 11/22/2010	EUR	7,085	7,386
Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	787
Morgan Stanley
4.209% due 03/01/2013		25,300	26,162
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	6,604
SLM Corp.
5.271% due 04/26/2011	EUR	5,000	4,970
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	13,517

Total Foreign Currency-Denominated Issues (Cost $100,752)			91,907

	Shares
CONVERTIBLE PREFERRED STOCKS 0.5%
Bank of America Corp.
7.250% due 06/02/2049		63,000	41,045
Wachovia Corp.
7.500% due 06/02/2049		6,000	4,500

Total Convertible Preferred Stocks (Cost $69,000)			45,545

PREFERRED STOCKS 1.0%
DG Funding Trust
3.229% due 06/02/2049		10,254	103,117

Total Preferred Stocks (Cost $108,094)			103,117

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.2%
Certificates of Deposit 0.0%
Bank of Ireland
4.792% due 01/15/2010		$1,000	993

Commercial Paper 0.9%
Fannie Mae
0.887% due 01/26/2009		25,300	25,297
Federal Home Loan Bank
0.080% due 01/21/2009		13,300	13,300
0.084% due 01/21/2009		51,900	51,896

			90,493

Repurchase Agreements 3.5%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		62,300	62,300
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 4.125% due 10/31/2010 - 05/15/2015 valued at $62,838. Repurchase proceeds are $62,300.)
0.060% due 01/05/2009		4,400	4,400
(Dated 01/02/2009. Collateralized by Freddie Mac 4.500% due 01/15/2013 valued at $4,493. Repurchase proceeds are $4,400.)
0.080% due 01/06/2009		150,000	150,000
(Dated 12/30/2008. Collateralized by Fannie Mae 4.375% due 10/15/2015 valued at $151,450. Repurchase proceeds are $150,001.)
UBS Securities LLC
0.040% due 01/02/2009		123,500	123,500
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 3.125% - 6.500% due 06/18/2009 - 08/14/2009 valued at $126,008. Repurchase proceeds are $123,500.)
0.050% due 01/05/2009		5,000	5,000
(Dated 12/31/2008. Collateralized by Fannie Mae 0.000% due 06/01/2017 valued at $5,012. Repurchase proceeds are $5,000.)

			345,200

U.S. Cash Management Bills 0.2%
0.401% due 04/29/2009 - 05/15/2009 (c)(f)		21,850	21,727

U.S. Treasury Bills 2.6%
0.193% due 01/02/2009 - 06/11/2009 (c)(e)(f)(g)		257,600	257,020

Total Short-Term Instruments (Cost $716,088)			715,433

PURCHASED OPTIONS (k) 0.5%			46,099
(Cost $14,001)
Total Investments 106.2%			$10,584,279
(Cost $11,381,721)
Written Options (l) (0.5%)			(51,689)
(Premiums $13,983)
Other Assets and Liabilities (Net) (5.7%)			(568,322)

Net Assets 100.0%			$9,964,268

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $3,933 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(f) Securities with an aggregate market value of $193,859 and cash of $3,500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(g) Securities with an aggregate market value of $458 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(h) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $223,687 at a weighted average interest rate of 2.864%. On December 31, 2008, securities valued at $371,386 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $6,292 and cash of $42,033 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	340	$3,827
90-Day Euribor March Futures	Long	03/2009	570	6,018
90-Day Eurodollar December Futures	Long	12/2009	2,074	8,205
90-Day Eurodollar June Futures	Long	06/2009	5,501	26,647
90-Day Eurodollar March Futures	Long	03/2009	13,383	89,663
90-Day Eurodollar March Futures	Long	03/2010	1,209	5,333
90-Day Eurodollar September Futures	Long	09/2009	3,505	16,810
U.S. Treasury 2-Year Note March Futures	Long	03/2009	1,305	1,863
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	1,252
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	25,642
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	3,843	32,963

				$218,223

(j) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	5.255%	$15,700	$(1,749)	$0	$(1,749)
American International Group, Inc.	DUB	1.400%	06/20/2013	5.253%	16,200	(2,315)	0	(2,315)
American International Group, Inc.	GSC	1.380%	06/20/2013	5.253%	20,200	(2,902)	0	(2,902)
American International Group, Inc.	GSC	1.800%	06/20/2013	5.253%	2,000	(256)	0	(256)
American International Group, Inc.	RBS	1.360%	06/20/2013	5.253%	20,300	(2,932)	0	(2,932)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	3.244%	20,000	(1,794)	0	(1,794)
Brazil Government International Bond	BCLY	0.290%	06/20/2009	1.297%	43,300	(204)	0	(204)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	10.510%	1,300	(170)	0	(170)
Ford Motor Credit Co. LLC	DUB	7.250%	03/20/2009	15.942%	1,000	(16)	0	(16)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	10.510%	2,200	(297)	0	(297)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.510%	4,500	(837)	0	(837)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	10.510%	7,500	(1,385)	0	(1,385)
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	10.510%	10,000	(1,832)	0	(1,832)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	10.510%	1,000	(132)	0	(132)
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	15.939%	400	(10)	0	(10)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	10.510%	2,000	(271)	0	(271)
General Electric Capital Corp.	BCLY	1.100%	03/20/2009	4.538%	2,600	(18)	0	(18)
General Electric Capital Corp.	BNP	0.700%	03/20/2009	4.538%	1,100	(9)	0	(9)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	4.406%	6,300	(464)	0	(464)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	3.927%	2,000	(190)	0	(190)
General Electric Capital Corp.	BOA	0.900%	03/20/2009	4.538%	1,100	(8)	0	(8)
General Electric Capital Corp.	CITI	0.750%	03/20/2009	4.538%	13,700	(109)	0	(109)
General Electric Capital Corp.	CITI	0.800%	03/20/2009	4.538%	2,200	(13)	0	(13)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	4.523%	6,300	(254)	0	(254)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	4.523%	2,800	(111)	0	(111)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	4.523%	1,800	(71)	0	(71)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	3.708%	16,600	220	0	220
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	10,200	272	0	272
General Electric Capital Corp.	DUB	1.100%	03/20/2009	4.538%	1,900	(8)	0	(8)
General Electric Capital Corp.	DUB	0.800%	06/20/2011	4.353%	32,700	(2,598)	0	(2,598)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.461%	1,900	(123)	0	(123)
General Electric Capital Corp.	MSC	0.950%	01/20/2009	4.532%	8,800	(15)	0	(15)
General Electric Capital Corp.	RBS	1.200%	03/20/2010	4.523%	16,700	(644)	0	(644)
General Motors Corp.	BCLY	8.150%	03/20/2013	79.336%	10,000	(7,395)	0	(7,395)
General Motors Corp.	BNP	4.800%	12/20/2012	81.101%	600	(463)	0	(463)
General Motors Corp.	BOA	4.500%	12/20/2012	81.101%	3,300	(2,558)	0	(2,558)
General Motors Corp.	DUB	4.600%	12/20/2012	81.101%	1,800	(1,393)	0	(1,393)
General Motors Corp.	GSC	8.150%	03/20/2013	79.336%	10,000	(7,395)	0	(7,395)
General Motors Corp.	JPM	4.550%	12/20/2012	81.101%	700	(542)	0	(542)
General Motors Corp.	MSC	4.630%	12/20/2012	81.101%	800	(619)	0	(619)
General Motors Corp.	UBS	8.150%	03/20/2013	79.336%	1,100	(813)	0	(813)
GMAC LLC	BCLY	3.650%	09/20/2012	8.183%	2,000	(271)	0	(271)
GMAC LLC	CITI	5.000%	03/20/2009	9.740%	15,900	(136)	(2,067)	1,931
GMAC LLC	CITI	3.720%	09/20/2012	8.183%	2,800	(374)	0	(374)
GMAC LLC	DUB	3.200%	09/20/2012	8.183%	5,500	(821)	0	(821)
GMAC LLC	GSC	3.200%	09/20/2012	8.183%	4,300	(642)	0	(642)
GMAC LLC	JPM	3.250%	09/20/2012	8.183%	7,500	(1,109)	0	(1,109)
GMAC LLC	JPM	3.370%	09/20/2012	8.183%	10,000	(1,442)	0	(1,442)
GMAC LLC	JPM	3.670%	09/20/2012	8.183%	13,000	(1,755)	0	(1,755)
GMAC LLC	JPM	3.750%	09/20/2012	8.183%	2,000	(265)	0	(265)
GMAC LLC	JPM	4.850%	09/20/2012	8.183%	8,300	(822)	0	(822)
GMAC LLC	MLP	5.000%	06/20/2009	9.739%	7,200	(147)	(450)	303
Goldman Sachs Group, Inc.	BNP	0.810%	09/20/2012	3.017%	10,000	(727)	0	(727)
Goldman Sachs Group, Inc.	BNP	0.820%	09/20/2012	3.017%	10,000	(724)	0	(724)
Goldman Sachs Group, Inc.	JPM	0.820%	09/20/2012	3.017%	3,500	(253)	0	(253)
Indonesia Government International Bond	RBS	0.438%	06/20/2009	5.674%	43,300	(1,066)	0	(1,066)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	5.674%	6,000	(141)	0	(141)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	6.602%	4,900	(669)	0	(669)
JSC Gazprom	MSC	0.860%	11/20/2011	10.810%	38,400	(8,733)	0	(8,733)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.208%	1,000	9	0	9
Panama Government International Bond	MSC	0.750%	01/20/2012	2.810%	500	(28)	0	(28)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.546%	6,000	(28)	0	(28)
Russia Government International Bond	BCLY	0.275%	06/20/2009	9.837%	43,300	(1,919)	0	(1,919)
SLM Corp.	BNP	5.050%	03/20/2013	8.613%	6,200	(650)	0	(650)
SLM Corp.	DUB	4.910%	06/20/2009	11.541%	2,900	(83)	0	(83)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	36.442%	4,300	(431)	0	(431)
Ukraine Government International Bond	HSBC	0.490%	06/20/2009	36.449%	43,300	(6,684)	0	(6,684)

						$(72,334)	$(2,517)	$(69,817)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	DUB	(5.000%)	06/20/2013	$2,700	$423	$192	$231
CDX.HY-10 Index	GSC	(5.000%)	06/20/2013	100,000	15,680	7,750	7,930
CDX.HY-10 Index	MLP	(5.000%)	06/20/2013	10,700	1,678	829	849
CDX.HY-10 Index	RBS	(5.000%)	06/20/2013	16,000	2,509	1,240	1,269
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	7,808	397	719	(322)

					$20,687	$10,730	$9,957

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	1.846%	06/20/2012	$2,800	$(502)	$0	$(502)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	2,800	(477)	0	(477)
CDX.HY-8 Index 25-35%	CITI	2.179%	06/20/2012	1,800	(304)	0	(304)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	5,500	(989)	0	(989)
CDX.HY-8 Index 25-35%	MLP	1.847%	06/20/2012	1,900	(341)	0	(341)
CDX.HY-8 Index 25-35%	MLP	2.070%	06/20/2012	3,900	(673)	0	(673)
CDX.HY-8 Index 25-35%	MLP	2.127%	06/20/2012	1,700	(290)	0	(290)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	3,000	(517)	0	(517)
CDX.HY-8 Index 25-35%	MSC	2.140%	06/20/2012	4,700	(800)	0	(800)
CDX.HY-8 Index 25-35%	MSC	2.170%	06/20/2012	1,800	(305)	0	(305)
CDX.HY-8 Index 35-100%	CITI	0.355%	06/20/2012	38,058	(2,661)	0	(2,661)
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012	8,828	(616)	0	(616)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	10,201	(699)	0	(699)
CDX.HY-11 Index	MSC	5.000%	12/20/2013	98,100	(18,436)	(24,166)	5,730
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,585	103	0	103
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	39,183	201	0	201
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,473	18	0	18
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,626	42	0	42
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,987	(16)	0	(16)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,806	(60)	0	(60)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	15,200	(297)	(352)	55
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	500	(148)	(84)	(64)

					$(27,767)	$(24,602)	$(3,165)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,089	$1	$1,088
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	484	0	484
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		25,800	771	10	761
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		7,000	166	0	166
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		7,100	164	0	164
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		7,600	228	0	228
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	88	0	88
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,000	55	1	54
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	(335)	0	(335)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(197)	0	(197)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	(74)	0	(74)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	71	(45)	116
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	73	(36)	109
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	135	29	106
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	157	17	140
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	152	(32)	184
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	7,324	(391)	7,715
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	2,950	(305)	3,255
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		156,700	4,066	(367)	4,433
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		268,100	8,636	0	8,636
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		90,600	4,424	1,769	2,655
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		900	41	33	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		18,600	838	679	159
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		66,800	3,008	2,105	903
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		900	40	20	20
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		42,100	1,895	963	932
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,100	(239)	(52)	(187)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		4,400	(523)	(363)	(160)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		3,100	(369)	(268)	(101)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		13,300	(3,643)	132	(3,775)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,600	(12,492)	66	(12,558)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		2,300	(321)	(278)	(43)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		113,600	(38,446)	(899)	(37,547)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		156,200	(52,862)	91	(52,953)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		3,400	(77)	(290)	213
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,500	(34)	(70)	36
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		31,600	(14,371)	716	(15,087)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		8,600	(3,911)	132	(4,043)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		26,000	(11,824)	532	(12,356)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		20,500	(9,323)	310	(9,633)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	6,494	524	5,970
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	43,200	(49)	326	(375)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	(46)	323	(369)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	31	(208)	239
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	827	(180)	1,007
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		14,500	1,690	(27)	1,717
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	(7,793)	14,450	(22,243)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(934)	97	(1,031)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	87	17	70
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	2,500	173	2,327

							$(109,379)	$19,705	$(129,084)

(k) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$6,928
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	131,000	1,401	4,366
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	3,007
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	1,170
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	7,220
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	2,165
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	5,932
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	10,116
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	5,195

							$13,999	$46,099

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 02/01/2039	$110.000	02/05/2009	$15,300	$2	$0

(l) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.000	03/16/2009	684	$189	$40
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	466	207	42
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	464	73	70

				$469	$152

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,000	$22	$100
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	4,118
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	27,000	195	291
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	30,600	768	2,648
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	20,200	660	2,492
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,000	93	140
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	30,100	997	3,714
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,700	386	1,444
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	72,200	2,256	8,909
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	21,700	539	1,820
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	7,422
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	22,500	72	77
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	25,000	178	274
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	101,100	3,278	12,474
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	42,400	1,298	5,614

							$13,514	$51,537

(m) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2024	$44,800	$45,780	$46,137
Fannie Mae	5.500%	01/01/2039	63,900	65,010	65,507
Fannie Mae	5.500%	02/01/2039	59,000	60,217	60,300

				$171,007	$171,944

(n) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(24)	$(24)
Sell		BCLY	3,819	04/2009	0	(4)	(4)
Buy		HSBC	3,832	04/2009	0	(24)	(24)
Sell		HSBC	3,832	04/2009	0	(4)	(4)
Sell	AUD	CITI	7,392	01/2009	0	(356)	(356)
Buy	BRL	BCLY	121,302	02/2009	175	0	175
Sell		BCLY	32,518	02/2009	6	(454)	(448)
Sell		CITI	4,463	02/2009	4	0	4
Sell		HSBC	23,507	02/2009	0	(423)	(423)
Sell		JPM	35,794	02/2009	0	(367)	(367)
Sell		UBS	38,597	02/2009	4	(93)	(89)
Buy		RBC	11,952	06/2009	0	(1,400)	(1,400)
Sell	CHF	MSC	42,105	03/2009	0	(4,238)	(4,238)
Buy	CLP	DUB	2,743,870	05/2009	0	(10)	(10)
Sell		HSBC	2,743,870	05/2009	51	0	51
Buy	CNY	BCLY	89,648	07/2009	0	(940)	(940)
Sell		BCLY	49,683	07/2009	0	(206)	(206)
Sell		CITI	52,142	07/2009	0	(147)	(147)
Buy		DUB	284,104	07/2009	0	(2,996)	(2,996)
Sell		DUB	134,564	07/2009	0	(253)	(253)
Buy		HSBC	90,750	07/2009	0	(855)	(855)
Sell		HSBC	20,139	07/2009	0	(79)	(79)
Buy		JPM	88,551	07/2009	0	(988)	(988)
Sell		JPM	50,288	07/2009	0	(208)	(208)
Buy		BCLY	27,585	09/2009	0	(21)	(21)
Buy		CITI	17,769	09/2009	0	(5)	(5)
Buy		DUB	80,518	09/2009	0	(41)	(41)
Buy		HSBC	35,917	09/2009	7	(22)	(15)
Buy		JPM	14,634	09/2009	0	(16)	(16)
Buy	EUR	BCLY	30,732	01/2009	3,857	0	3,857
Buy		BNP	3,089	01/2009	0	(140)	(140)
Buy		CSFB	1,091	01/2009	0	(45)	(45)
Buy		DUB	2,644	01/2009	104	(42)	62
Buy		HSBC	3,363	01/2009	86	(103)	(17)
Buy		MSC	1,596	01/2009	103	0	103
Sell		RBS	73,581	01/2009	0	(9,309)	(9,309)
Sell	GBP	BCLY	20,380	01/2009	892	0	892
Sell		CITI	31,684	01/2009	1,424	0	1,424
Buy		RBS	8,098	01/2009	0	(480)	(480)
Sell		UBS	28,094	01/2009	1,277	0	1,277
Buy	INR	BCLY	279,767	04/2009	91	0	91
Sell		BCLY	201,170	04/2009	0	(279)	(279)
Buy		BOA	186,509	04/2009	128	0	128
Buy		CITI	157,500	04/2009	58	0	58
Buy		DUB	158,256	04/2009	83	0	83
Sell		DUB	174,057	04/2009	0	(223)	(223)
Buy		HSBC	234,578	04/2009	87	0	87
Sell		JPM	641,383	04/2009	0	(824)	(824)
Sell	JPY	BCLY	61,524	01/2009	0	(33)	(33)
Sell		CITI	61,888	01/2009	0	(31)	(31)
Sell		UBS	114,659	01/2009	0	(62)	(62)
Buy	KWD	HSBC	577	04/2009	0	(158)	(158)
Sell		HSBC	577	04/2009	0	(15)	(15)
Buy	MYR	BCLY	9,981	02/2009	59	0	59
Sell		BCLY	20,676	02/2009	0	(226)	(226)
Sell		CITI	15,549	02/2009	0	(199)	(199)
Buy		DUB	12,160	02/2009	24	0	24
Sell		DUB	12,232	02/2009	0	(172)	(172)
Sell		HSBC	6,045	02/2009	0	(90)	(90)
Buy		JPM	45,970	02/2009	127	(742)	(615)
Sell		JPM	13,610	02/2009	0	(163)	(163)
Buy		BCLY	5,352	04/2009	14	0	14
Sell		BCLY	8,983	04/2009	0	(137)	(137)
Buy		BOA	4,555	04/2009	14	0	14
Buy		CITI	9,142	04/2009	37	0	37
Sell		CITI	4,395	04/2009	0	(69)	(69)
Buy		HSBC	10,517	04/2009	84	0	84
Sell		JPM	16,187	04/2009	0	(267)	(267)
Buy	PHP	BCLY	49,300	02/2009	0	(65)	(65)
Sell		CITI	492,671	02/2009	0	(707)	(707)
Buy		DUB	197,280	02/2009	35	(39)	(4)
Buy		HSBC	59,330	02/2009	0	(82)	(82)
Buy		JPM	83,561	02/2009	0	(91)	(91)
Buy		MLP	18,700	02/2009	0	(30)	(30)
Buy		MSC	66,200	02/2009	0	(94)	(94)
Buy		RBS	18,300	02/2009	0	(30)	(30)
Buy		BCLY	7,731	05/2009	4	0	4
Buy		CITI	190,519	05/2009	29	(3)	26
Sell		DUB	255,480	05/2009	0	(451)	(451)
Buy		JPM	57,230	05/2009	11	0	11
Buy		LEH	12,500	12/2010	0	(16)	(16)
Sell		LEH	12,500	12/2010	0	(4)	(4)
Buy	RUB	JPM	388,164	05/2009	0	(4,800)	(4,800)
Sell		UBS	388,164	05/2009	4,690	0	4,690
Buy	SAR	HSBC	3,923	04/2009	0	(16)	(16)
Sell		HSBC	3,923	04/2009	0	(6)	(6)
Buy		JPM	3,915	04/2009	0	(15)	(15)
Sell		JPM	3,915	04/2009	0	(6)	(6)
Sell	SGD	BCLY	7,709	01/2009	0	(120)	(120)
Buy		DUB	11,979	01/2009	161	0	161
Sell		HSBC	4,270	01/2009	0	(174)	(174)
Sell		BCLY	15,531	04/2009	0	(498)	(498)
Buy		CITI	22,931	04/2009	182	0	182
Sell		CITI	10,514	04/2009	0	(357)	(357)
Buy		DUB	15,345	04/2009	225	0	225
Buy		HSBC	7,255	04/2009	68	0	68
Sell		HSBC	24,403	04/2009	0	(847)	(847)
Sell		JPM	10,459	04/2009	0	(355)	(355)
Buy		RBS	8,807	04/2009	112	0	112
Buy		UBS	6,568	04/2009	112	0	112
Buy		HSBC	7,854	07/2009	12	0	12
Sell		HSBC	7,854	07/2009	0	(279)	(279)

					$14,437	$(37,068)	$(22,631)

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$4,500	$10,562,891	$16,888	$10,584,279
Short Sales, at value	0	(171,944)	0	(171,944)
Other Financial Instruments++	218,223	(271,859)	5,430	(48,206)

Total	$222,723	$10,119,088	$22,318	$10,364,129

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$133,258	$(2,655)	$493	$8	$(15,713)	$(98,503)	$16,888
Other Financial Instruments++	(3,360)	0	0	0	5,841	2,949	5,430

Total	$129,898	$(2,655)	$493	$8	$(9,872)	$(95,554)	$22,318

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund II

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 22.9%
Banking & Finance 21.2%
Allstate Life Global Funding Trusts
1.538% due 03/23/2009	$300	$298
5.375% due 04/30/2013	400	394
American Express Centurion Bank
0.534% due 03/23/2010	800	740
1.459% due 06/12/2009	1,600	1,553
American Express Credit Corp.
1.928% due 11/09/2009	1,000	930
American International Group, Inc.
4.612% due 10/18/2011	100	72
4.950% due 03/20/2012	100	78
8.250% due 08/15/2018	400	293
Bank of America Corp.
2.479% due 08/15/2016	200	148
2.826% due 11/06/2009	400	392
8.000% due 12/29/2049	3,100	2,233
Bank of America N.A.
2.181% due 02/27/2009	800	801
2.276% due 06/15/2016	3,300	2,220
Bear Stearns Cos. LLC
2.243% due 02/23/2010	1,900	1,846
2.262% due 08/21/2009	500	492
2.356% due 05/18/2010	1,600	1,548
4.902% due 07/19/2010	900	871
6.950% due 08/10/2012	1,000	1,039
CIT Group, Inc.
3.615% due 01/30/2009	2,900	2,896
Citigroup Funding, Inc.
0.474% due 04/23/2009	2,400	2,372
1.466% due 06/26/2009	400	392
Citigroup, Inc.
1.496% due 12/28/2009	500	472
5.125% due 02/14/2011	700	684
5.500% due 04/11/2013	1,400	1,364
Countrywide Home Loans, Inc.
4.125% due 09/15/2009	1,100	1,087
6.250% due 04/15/2009	4,875	4,876
General Electric Capital Corp.
2.129% due 03/12/2010	900	854
3.565% due 10/26/2009	200	195
4.572% due 01/20/2010	1,300	1,243
Goldman Sachs Group, Inc.
4.164% due 07/23/2009	3,700	3,604
JPMorgan Chase Bank N.A.
2.326% due 06/13/2016	700	527
KeyBank N.A.
4.467% due 06/02/2010	700	675
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	900	86
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009	200	194
2.290% due 12/04/2009	800	768
2.431% due 06/05/2012	2,800	2,387
Metropolitan Life Global Funding I
2.189% due 05/17/2010	1,100	987
5.125% due 04/10/2013	3,200	2,984
Morgan Stanley
2.498% due 02/09/2009	700	697
2.556% due 05/07/2009	800	787
4.232% due 05/14/2010	1,200	1,117
4.842% due 01/15/2010	1,300	1,195
National City Bank
2.562% due 06/07/2017	2,200	1,388
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,163
Pricoa Global Funding I
3.585% due 07/27/2009	2,500	2,368
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	281
Regions Financial Corp.
1.636% due 06/26/2012	3,000	2,419
Wachovia Corp.
4.882% due 10/15/2011	2,700	2,420
5.500% due 05/01/2013	200	198
7.980% due 02/28/2049	5,000	4,273

		63,901

Industrials 1.0%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,495
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	618

		3,113

Utilities 0.7%
Dominion Resources, Inc.
2.921% due 06/17/2010	2,200	2,044

Total Corporate Bonds & Notes (Cost $74,433)		69,058

MUNICIPAL BONDS & NOTES 0.4%
Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	1,300	1,311

Total Municipal Bonds & Notes (Cost $1,303)		1,311

U.S. GOVERNMENT AGENCIES 50.1%
Fannie Mae
0.921% due 10/25/2030	168	163
3.678% due 07/01/2042	363	358
3.728% due 09/01/2041	811	797
3.878% due 08/01/2030 - 10/01/2030	295	292
4.431% due 09/01/2028	204	203
4.521% due 11/01/2034	2,148	2,112
4.649% due 01/01/2035	634	637
4.657% due 07/01/2035	564	567
4.955% due 12/01/2034	2,708	2,761
4.982% due 06/01/2035	3,427	3,465
5.000% due 11/01/2017 - 07/01/2037	40,843	42,052
5.500% due 02/01/2009 - 01/01/2039	20,054	20,635
5.500% due 06/01/2022 (d)(e)	9,067	9,356
5.700% due 08/01/2018	1,000	1,026
5.875% due 01/01/2024	130	130
6.000% due 03/01/2016 - 06/01/2038	18,482	19,077
6.000% due 05/01/2038 (d)	8,228	8,481
6.250% due 02/01/2011	2,100	2,226
6.500% due 09/01/2012 - 12/25/2042	492	508
8.000% due 11/25/2023	188	205
9.250% due 10/25/2018	5	6
10.500% due 05/01/2012	44	49
Federal Housing Administration
7.430% due 07/01/2024	910	921
Freddie Mac
1.345% due 07/15/2019 - 10/15/2020	8,621	8,362
1.425% due 02/15/2019	2,840	2,730
1.545% due 12/15/2030	547	538
1.595% due 06/15/2018	158	155
3.678% due 10/25/2044	1,201	1,152
3.679% due 02/25/2045	794	716
4.875% due 06/13/2018	200	230
4.915% due 07/01/2035	820	827
5.000% due 11/01/2018 - 05/15/2027	2,961	3,021
5.340% due 07/01/2023	84	84
5.500% due 08/01/2038 - 01/01/2039	5,000	5,119
6.000% due 02/01/2016 - 07/01/2038	1,099	1,135
6.500% due 07/25/2043	1,490	1,549
8.500% due 06/01/2025	9	10
Ginnie Mae
1.008% due 09/20/2030	44	43
4.625% due 07/20/2023 - 07/20/2030	708	696
5.125% due 10/20/2025	372	366
5.375% due 04/20/2022 - 05/20/2027	786	788
6.000% due 08/15/2036 - 08/15/2038	4,966	5,134
6.500% due 04/15/2036	2,074	2,172
7.000% due 11/15/2022	134	142
7.500% due 02/15/2022 - 03/15/2024	192	204
7.750% due 01/17/2030	22	23
8.000% due 03/15/2023 - 05/15/2024	66	70
9.000% due 07/20/2016 - 08/15/2030	111	120

Total U.S. Government Agencies (Cost $148,560)		151,413

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
3.125% due 11/30/2009	1,600	1,635

Total U.S. Treasury Obligations (Cost $1,617)		1,635

MORTGAGE-BACKED SECURITIES 9.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,922	1,339
4.390% due 02/25/2045	561	283
Banc of America Funding Corp.
4.155% due 05/25/2035	4,450	3,183
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035	2,128	1,787
4.125% due 03/25/2035	701	547
4.750% due 10/25/2035	2,556	2,396
5.429% due 04/25/2033	1,106	910
5.451% due 01/25/2034	419	294
5.605% due 02/25/2033	90	73
6.079% due 02/25/2033	63	53
Bear Stearns Alt-A Trust
5.364% due 05/25/2035	1,171	793
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	77
5.471% due 01/12/2045	200	155
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037	652	561
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021	9	8
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	584	441
4.248% due 08/25/2035	685	561
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	440
Countrywide Home Loan Mortgage Pass-Through Trust
4.121% due 11/19/2033	477	380
4.730% due 02/20/2035	849	529
4.789% due 11/25/2034	442	276
5.250% due 02/20/2036	1,118	538
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	82
CS First Boston Mortgage Securities Corp.
3.091% due 03/25/2032	150	111
5.357% due 06/25/2032	3	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047	424	377
First Horizon Alternative Mortgage Securities
4.744% due 06/25/2034	729	404
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046	521	419
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	300	229
GS Mortgage Securities Corp. II
1.966% due 03/06/2020	663	489
5.799% due 08/10/2045	600	437
GSR Mortgage Loan Trust
4.524% due 06/25/2034	808	602
4.540% due 09/25/2035	3,862	2,853
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037	226	210
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	71
5.882% due 02/15/2051	200	143
JPMorgan Mortgage Trust
5.024% due 02/25/2035	122	92
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	568	556
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021	100	75
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	277
Merrill Lynch Mortgage Investors, Inc.
4.487% due 02/25/2035	1,298	792
Morgan Stanley Capital I
1.255% due 10/15/2020	179	137
5.809% due 12/12/2049	100	75
Prime Mortgage Trust
0.871% due 02/25/2019	50	48
0.871% due 02/25/2034	307	269
Structured Asset Mortgage Investments, Inc.
0.601% due 03/25/2037	852	333
0.831% due 07/19/2035	370	251
0.911% due 09/19/2032	322	228
9.449% due 06/25/2029	335	364
Structured Asset Securities Corp.
5.048% due 10/25/2035	319	231
5.376% due 07/25/2032	7	4
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046	1,636	1,359
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020	674	479
1.285% due 09/15/2021	480	368
5.509% due 04/15/2047	300	217
WaMu Mortgage Pass-Through Certificates
0.741% due 12/25/2045	363	166
0.761% due 10/25/2045	238	131
2.986% due 01/25/2047	296	125
3.456% due 11/25/2042	71	59
3.656% due 06/25/2042	143	104
4.375% due 02/27/2034	892	724

Total Mortgage-Backed Securities (Cost $38,826)		29,517

ASSET-BACKED SECURITIES 8.5%
Amortizing Residential Collateral Trust
0.761% due 07/25/2032	43	28
Asset-Backed Funding Certificates
0.531% due 01/25/2037	238	206
Asset-Backed Securities Corp. Home Equity
0.746% due 09/25/2034	151	119
2.845% due 03/15/2032	510	278
BA Credit Card Trust
1.775% due 04/15/2013	400	364
1.895% due 12/15/2014	1,700	1,417
Bear Stearns Asset-Backed Securities Trust
0.531% due 01/25/2037	638	561
1.471% due 10/25/2037	1,025	841
Carrington Mortgage Loan Trust
0.521% due 01/25/2037	584	542
Chase Credit Card Master Trust
1.365% due 09/15/2011	1,700	1,670
Chase Issuance Trust
3.496% due 09/15/2015	2,700	2,231
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033	42	28
Countrywide Asset-Backed Certificates
0.521% due 03/25/2037	328	315
0.521% due 05/25/2037	687	640
0.521% due 07/25/2037	1,755	1,602
0.521% due 06/25/2047	1,439	1,320
0.651% due 09/25/2036	2,103	1,672
0.951% due 12/25/2031	152	79
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036	297	258
0.561% due 12/25/2037	886	819
Daimler Chrysler Auto Trust
2.806% due 07/08/2011	600	580
3.356% due 09/10/2012	300	267
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 01/25/2038	544	503
Fremont Home Loan Trust
0.531% due 01/25/2037	291	227
GSAMP Trust
0.541% due 12/25/2036	419	304
GSR Mortgage Loan Trust
0.571% due 11/25/2030	1	1
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036	137	131
HSBC Asset Loan Obligation
0.531% due 12/25/2036	1,611	1,484
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036	1,161	1,037
Indymac Residential Asset-Backed Trust
0.531% due 04/25/2037	163	153
JPMorgan Mortgage Acquisition Corp.
0.521% due 08/25/2036	96	89
Lehman XS Trust
0.541% due 05/25/2046	53	51
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034	19	6
MASTR Asset-Backed Securities Trust
0.531% due 11/25/2036	230	215
Morgan Stanley ABS Capital I
0.521% due 11/25/2036	391	368
Option One Mortgage Loan Trust
0.521% due 01/25/2037	267	250
Park Place Securities, Inc.
0.783% due 10/25/2034	700	503
Securitized Asset-Backed Receivables LLC Trust
0.531% due 12/25/2036	294	245
SLM Student Loan Trust
3.525% due 10/27/2014	1,442	1,396
3.835% due 01/25/2015	186	178
5.035% due 04/25/2023	2,700	2,534
Structured Asset Securities Corp.
0.761% due 01/25/2033	47	36
Wells Fargo Home Equity Trust
0.521% due 01/25/2037	103	99

Total Asset-Backed Securities (Cost $29,054)		25,647

	Shares
CONVERTIBLE PREFERRED STOCKS 1.0%
Bank of America Corp.
7.250% due 01/25/2037	1,000	652
Wachovia Corp.
7.500% due 01/25/2037	3,000	2,250

Total Convertible Preferred Stocks (Cost $3,022)		2,902

PREFERRED STOCKS 1.7%
DG Funding Trust
3.229% due 01/25/2037	510	5,129

Total Preferred Stocks (Cost $5,100)		5,129

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 11.8%
Repurchase Agreements 10.4%
Barclays Capital, Inc.
0.050% due 01/02/2009	$14,400	14,400
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $14,755. Repurchase proceeds are $14,400.)
Credit Suisse Securities (USA) LLC
0.150% due 01/05/2009	17,000	17,000
(Dated 12/31/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $17,438. Repurchase proceeds are $17,000.)

		31,400

U.S. Treasury Bills 1.4%
0.379% due 02/26/2009 - 06/04/2009 (b)(c)	4,370	4,358

Total Short-Term Instruments (Cost $35,769)		35,758

PURCHASED OPTIONS (g) 0.6% (Cost $544)		1,718
Total Investments 107.3% (Cost $338,228)		$324,088
Written Options (h) (0.7%) (Premiums $568)		(2,145)
Other Assets and Liabilities (Net) (6.6%)		(19,820)

Net Assets 100.0%		$302,123

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $3,842 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $2,896 at a weighted average interest rate of 1.506%. On December 31, 2008, securities valued at $14,808 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $323 and cash of $1,975 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	59	$233
90-Day Eurodollar June Futures	Long	06/2009	349	1,751
90-Day Eurodollar March Futures	Long	03/2009	496	2,898
90-Day Eurodollar March Futures	Long	03/2010	34	150
90-Day Eurodollar September Futures	Long	09/2009	148	902
U.S. Treasury 2-Year Note March Futures	Long	03/2009	31	47

				$5,981

(f) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	5.255%	$300	$(33)	$0	$(33)
American International Group, Inc.	GSC	1.380%	06/20/2013	5.253%	500	(72)	0	(72)
American International Group, Inc.	RBS	1.360%	06/20/2013	5.253%	500	(72)	0	(72)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	4.554%	1,100	(36)	0	(36)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	4.523%	500	(20)	0	(20)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	4.523%	200	(8)	0	(8)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	4.523%	100	(4)	0	(4)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	3.708%	300	4	0	4
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	300	8	0	8
General Electric Capital Corp.	CITI	4.850%	12/20/2013	3.708%	400	19	0	19
General Electric Capital Corp.	DUB	4.230%	12/20/2013	3.708%	300	7	0	7
General Electric Capital Corp.	DUB	4.750%	12/20/2013	3.708%	400	18	0	18
General Electric Capital Corp.	RBS	1.100%	09/20/2009	4.551%	200	(5)	0	(5)
Goldman Sachs Group, Inc.	JPM	0.820%	09/20/2012	3.017%	1,000	(72)	0	(72)

						$(266)	$0	$(266)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$500	$(85)	$0	$(85)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	1,000	(180)	0	(180)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	1,000	(172)	0	(172)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	100	(30)	(15)	(15)

					$(467)	$(15)	$(452)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$3,100	$80	$(8)	$88
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS	4,200	109	(10)	119
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	400	18	14	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	3,000	135	109	26
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	2,300	104	73	31
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	400	18	9	9
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	21,200	955	742	213
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	100	(22)	(5)	(17)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY	300	(36)	(26)	(10)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	100	(12)	(9)	(3)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	2,600	(363)	(315)	(48)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	7,400	(2,504)	33	(2,537)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	300	(7)	(25)	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	800	(364)	3	(367)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	900	(409)	15	(424)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	800	(364)	16	(380)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP	1,000	2	0	2
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS	6,500	65	5	60

						$(2,595)	$621	$(3,216)

(g) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$6,700	$76	$262
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,400	47	147
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,000	32	100
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,400	83	246
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	68	240
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	15,000	162	483
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	76	240

							$544	$1,718

(h) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.000	03/16/2009	22	$6	$2
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	14	7	1
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	14	2	2

				$15	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,200	$71	$316
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	7	11
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,000	25	87
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	700	23	86
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,000	33	123
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,500	82	308
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	75	296
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,000	151	604
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	500	2	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	3	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	77	296

							$553	$2,140

(i) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(5)
U.S. Treasury Notes	3.125%	11/30/2009	$1,600	$1,617	$1,645

(5)	Market value includes $10 of interest payable on short sales.

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008

Investments, at value	$2,250	$320,916	$922	$324,088
Short Sales, at value	0	(1,645)	0	(1,645)
Other Financial Instruments++	5,981	(6,141)	62	(98)

Total	$8,231	$313,130	$984	$322,345

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008

Investments, at value	$938	$(19)	$(1)	$0	$4	$0	$922
Other Financial Instruments++	(1)	0	0	0	82	(19)	62

Total	$937	$(19)	$(1)	$0	$86	$(19)	$984

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund III

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 32.5%
Banking & Finance 26.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$200	$197
American Express Centurion Bank
1.459% due 06/12/2009		1,000	971
American Honda Finance Corp.
2.438% due 02/09/2010		1,000	985
ANZ National International Ltd.
2.428% due 08/07/2009		300	300
6.200% due 07/19/2013		200	194
Bank of America Corp.
2.479% due 08/15/2016		100	74
8.000% due 12/29/2049		3,500	2,521
Bank of America N.A.
2.099% due 06/12/2009		300	299
2.276% due 06/15/2016		800	538
Bear Stearns Cos. LLC
2.356% due 05/18/2010		300	290
4.905% due 07/16/2009		100	99
Calabash Re Ltd.
10.396% due 01/08/2010		300	295
12.896% due 01/08/2010		300	296
CIT Group, Inc.
2.219% due 03/12/2010		600	557
Citigroup Funding, Inc.
1.466% due 06/26/2009		200	196
Citigroup Global Markets Holdings, Inc.
3.244% due 01/12/2009		100	100
Citigroup, Inc.
1.496% due 12/28/2009		500	472
2.386% due 05/18/2010		1,100	1,016
5.125% due 02/14/2011		300	293
5.500% due 04/11/2013		700	682
8.400% due 04/29/2049		800	529
Credit Agricole S.A.
2.181% due 05/28/2009		200	199
2.231% due 05/28/2010		200	198
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	85
7.375% due 10/28/2009		200	176
7.875% due 06/15/2010		100	80
Goldman Sachs Group, Inc.
1.518% due 03/30/2009		300	296
HSBC Finance Corp.
2.179% due 03/12/2010		800	729
2.638% due 05/10/2010		100	90
ICICI Bank Ltd.
5.290% due 01/12/2010		300	248
JPMorgan Chase & Co.
6.625% due 03/15/2012		2,600	2,665
KeyBank N.A.
4.467% due 06/02/2010		300	289
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)		200	19
2.907% due 11/16/2009 (a)		300	28
2.911% due 08/21/2009 (a)		300	28
2.951% due 05/25/2010 (a)		100	9
3.011% due 12/23/2010 (a)		200	19
5.625% due 01/24/2013 (a)		300	30
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009		200	194
2.290% due 12/04/2009		300	288
2.431% due 06/05/2012		700	597
3.555% due 01/30/2009		300	300
3.735% due 07/25/2011		300	266
Metropolitan Life Global Funding I
2.189% due 05/17/2010		400	359
5.125% due 04/10/2013		1,700	1,585
Morgan Stanley
2.498% due 02/09/2009		1,400	1,393
4.752% due 01/18/2011		400	341
4.842% due 01/15/2010		300	276
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,129
Residential Capital LLC
5.253% due 05/22/2009		300	111
SLM Corp.
3.675% due 07/27/2009		200	189
3.695% due 07/26/2010		100	85
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		1,100	813
UBS AG
3.779% due 05/05/2010		800	799
Wachovia Corp.
7.980% due 02/28/2049		4,500	3,846

			28,663

Industrials 3.4%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		500	430
Anadarko Petroleum Corp.
2.396% due 09/15/2009		200	191
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		200	202
Daimler Finance North America LLC
2.346% due 03/13/2009		300	300
3.642% due 08/03/2009		300	284
Gaz Capital S.A.
7.510% due 07/31/2013		500	399
Home Depot, Inc.
2.046% due 12/16/2009		600	567
Kimberly-Clark Corp.
3.520% due 07/30/2010		400	389
Tyco International Finance S.A.
6.125% due 01/15/2009		1,000	999

			3,761

Utilities 3.1%
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		2,700	2,797
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		600	591

			3,388

Total Corporate Bonds & Notes (Cost $40,661)			35,812

MUNICIPAL BONDS & NOTES 0.5%
Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009		500	504

Total Municipal Bonds & Notes (Cost $501)			504

U.S. GOVERNMENT AGENCIES 56.4%
Fannie Mae
0.571% due 01/25/2021 (d)		752	737
0.671% due 10/27/2037 (d)		1,900	1,616
0.821% due 09/25/2042 (d)		238	207
0.871% due 05/25/2031		210	198
3.678% due 07/01/2042		67	66
3.728% due 09/01/2041		147	145
3.878% due 09/01/2040		23	23
4.217% due 08/01/2029		224	223
4.391% due 11/01/2035		67	68
4.453% due 05/01/2035		102	103
4.496% due 11/01/2034		60	61
4.500% due 08/01/2035		528	529
4.657% due 07/01/2035		103	103
5.000% due 03/25/2017 - 10/01/2023 (d)		11,667	11,999
5.000% due 11/01/2019 - 04/01/2023		2,527	2,600
5.016% due 11/01/2035		182	183
5.404% due 03/01/2035		23	23
5.500% due 02/01/2009 - 01/01/2039		3,391	3,486
5.500% due 06/01/2021 - 05/01/2037 (d)		23,294	24,025
5.784% due 02/01/2031		60	61
6.000% due 03/01/2017 - 11/01/2017		290	302
6.000% due 09/01/2036 (d)		979	1,009
6.250% due 02/01/2011		900	954
6.500% due 11/01/2037 - 12/25/2042		114	118
Freddie Mac
0.511% due 12/25/2036 (d)		424	404
1.345% due 07/15/2019 - 10/15/2020 (d)		3,214	3,118
1.425% due 02/15/2019 (d)		1,151	1,107
1.545% due 12/15/2030 (d)		73	72
1.595% due 06/15/2018		45	44
1.645% due 11/15/2030		13	13
3.679% due 02/25/2045		113	102
4.695% due 06/01/2035		466	470
4.710% due 08/01/2035		528	525
4.875% due 06/13/2018		100	115
4.915% due 07/01/2035		175	176
5.000% due 11/01/2018 - 07/15/2024		264	269
5.500% due 08/01/2038 (d)		1,000	1,025
5.500% due 01/01/2039		2,000	2,047
6.000% due 03/01/2016 - 01/01/2037		457	471
6.500% due 07/25/2043		183	190
Ginnie Mae
5.000% due 02/20/2032		43	42
5.375% due 06/20/2027 - 05/20/2030		91	91
6.000% due 03/15/2037		90	93
6.000% due 04/15/2038 (d)		991	1,025
6.000% due 11/15/2038 (d)(e)		897	927
6.500% due 04/15/2036 (d)		953	998
8.500% due 10/20/2026		15	16

Total U.S. Government Agencies (Cost $61,045)			62,179

MORTGAGE-BACKED SECURITIES 18.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		347	242
4.390% due 02/25/2045		70	35
Banc of America Funding Corp.
4.155% due 05/25/2035		1,978	1,415
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		383	359
5.429% due 04/25/2033		135	111
5.451% due 01/25/2034		64	45
5.605% due 02/25/2033		9	7
6.079% due 02/25/2033		6	5
Bear Stearns Alt-A Trust
5.364% due 05/25/2035		209	142
5.495% due 09/25/2035		50	23
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	77
5.471% due 01/12/2045		300	232
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		217	187
Citigroup Mortgage Loan Trust, Inc.
0.541% due 01/25/2037		499	428
4.700% due 12/25/2035		72	53
4.900% due 12/25/2035		101	81
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		400	293
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		316	308
Countrywide Home Loan Mortgage Pass-Through Trust
4.730% due 02/20/2035		313	195
4.789% due 11/25/2034		170	106
5.250% due 02/20/2036		176	85
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		100	82
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		83	81
GMAC Mortgage Corp. Loan Trust
5.584% due 11/19/2035		103	60
Greenpoint Mortgage Funding Trust
0.551% due 01/25/2047		144	133
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		300	229
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		252	186
5.799% due 08/10/2045		300	219
GSR Mortgage Loan Trust
4.524% due 06/25/2034		115	86
4.540% due 09/25/2035		579	428
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051		300	214
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		131	128
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		33	25
Mellon Residential Funding Corp.
1.635% due 12/15/2030		602	481
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	208
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		92	49
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		38	28
Morgan Stanley Capital I
1.255% due 10/15/2020		72	55
5.809% due 12/12/2049		100	75
Prime Mortgage Trust
0.871% due 02/25/2019		13	12
0.871% due 02/25/2034		34	30
Structured Adjustable Rate Mortgage Loan Trust
3.453% due 01/25/2035		148	64
5.291% due 08/25/2034		285	175
5.365% due 02/25/2034		213	133
Structured Asset Mortgage Investments, Inc.
0.601% due 03/25/2037		310	121
0.751% due 02/25/2036		65	31
0.831% due 07/19/2035		113	85
Structured Asset Securities Corp.
5.048% due 10/25/2035		120	87
5.221% due 01/25/2032		4	3
Thornburg Mortgage Securities Trust
0.581% due 03/25/2046		226	216
0.581% due 11/25/2046		121	101
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		300	213
1.285% due 09/15/2021		137	105
WaMu Mortgage Pass-Through Certificates
0.741% due 12/25/2045		66	30
0.761% due 10/25/2045		34	19
1.808% due 11/25/2034		220	115
2.986% due 01/25/2047		74	31
3.656% due 06/25/2042		68	50
3.680% due 05/25/2041		25	22
4.269% due 09/25/2046		139	64
Washington Mutual MSC Mortgage Pass-Through Certificates
5.858% due 02/25/2033		15	12
Wells Fargo Mortgage-Backed Securities Trust
4.612% due 01/25/2034		13,807	11,178

Total Mortgage-Backed Securities (Cost $25,230)			20,093

ASSET-BACKED SECURITIES 21.4%
Accredited Mortgage Loan Trust
0.511% due 09/25/2036		66	65
Asset-Backed Funding Certificates
0.531% due 01/25/2037		68	59
Atrium CDO Corp.
3.946% due 06/27/2015		573	507
BA Credit Card Trust
1.395% due 01/15/2013		2,700	2,473
1.415% due 04/16/2012		200	191
1.775% due 04/15/2013		800	728
1.895% due 12/15/2014		800	667
2.395% due 12/16/2013		1,000	890
Bear Stearns Asset-Backed Securities Trust
0.531% due 01/25/2037		182	160
1.471% due 10/25/2037		427	351
Carrington Mortgage Loan Trust
0.571% due 06/25/2037		186	165
Citibank Credit Card Issuance Trust
3.611% due 07/25/2011		400	389
Citigroup Mortgage Loan Trust, Inc.
0.531% due 01/25/2037		110	105
0.531% due 05/25/2037		450	361
0.531% due 07/25/2045		820	636
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037		420	391
0.651% due 09/25/2036		789	627
0.951% due 12/25/2031		25	13
Credit-Based Asset Servicing & Securitization LLC
0.591% due 07/25/2037		2,374	2,152
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 01/25/2038		194	180
Ford Credit Auto Owner Trust
1.795% due 07/15/2010		418	408
GE-WMC Mortgage Securities LLC
0.511% due 08/25/2036		47	45
GSAMP Trust
0.761% due 03/25/2034		35	34
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036		4,360	3,766
0.521% due 12/25/2036		39	34
Lehman XS Trust
0.551% due 11/25/2046		4,946	4,582
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034		6	2
Morgan Stanley ABS Capital I
0.521% due 07/25/2036		83	64
0.521% due 11/25/2036		2,674	2,515
Securitized Asset-Backed Receivables LLC Trust
0.531% due 12/25/2036		147	122
SLM Student Loan Trust
3.785% due 07/25/2013		177	172
3.835% due 01/25/2015		93	89
4.035% due 10/25/2017		400	327
Soundview Home Equity Loan Trust
0.551% due 01/25/2037		221	209
Truman Capital Mortgage Loan Trust
0.811% due 01/25/2034		24	24
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		34	33

Total Asset-Backed Securities (Cost $25,930)			23,536

SOVEREIGN ISSUES 0.5%
Export-Import Bank of Korea
2.292% due 06/01/2009		300	299
Korea Development Bank
4.348% due 04/03/2010		300	290

Total Sovereign Issues (Cost $600)			589

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	155

Total Foreign Currency-Denominated Issues (Cost $206)			155

	Shares
CONVERTIBLE PREFERRED STOCKS 0.6%
Bank of America Corp.
7.250% due 01/10/2028		1,000	652

Total Convertible Preferred Stocks (Cost $1,000)			652

PREFERRED STOCKS 0.6%
DG Funding Trust
3.229% due 01/10/2028		65	654

Total Preferred Stocks (Cost $687)			654

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 9.1%
Certificates of Deposit 0.0%
Bank of Ireland
4.792% due 01/15/2010		$50	50

Repurchase Agreements 6.4%
JPMorgan Chase Bank N.A.
0.030% due 01/02/2009		7,100	7,100

(Dated 12/31/2008. Collateralized by Freddie Mac 4.500% due 01/15/2013 valued at $7,132. Repurchase proceeds are $7,100.)
U.S. Cash Management Bills 0.5%
0.980% due 05/15/2009 (c)		550	546

U.S. Treasury Bills 2.1%
0.279% due 02/26/2009 - 06/11/2009 (b)(c)		2,360	2,354

Total Short-Term Instruments (Cost $10,059)			10,050

PURCHASED OPTIONS (g) 0.5%			501
(Cost $157)
Total Investments 140.4%			$154,725
(Cost $166,076)
Written Options (h) (0.6%)			(624)
(Premiums $164)
Other Assets and Liabilities (Net) (39.8%)			(43,907)

Net Assets 100.0%			$110,194

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $2,651 and cash of $250 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $37,266 at a weighted average interest rate of 2.686%. On December 31, 2008, securities valued at $48,269 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $210 and cash of $801 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	4	$45
90-Day Euribor March Futures	Long	03/2009	7	74
90-Day Eurodollar December Futures	Long	12/2009	18	71
90-Day Eurodollar June Futures	Long	06/2009	59	296
90-Day Eurodollar March Futures	Long	03/2009	186	1,323
90-Day Eurodollar March Futures	Long	03/2010	12	52
90-Day Eurodollar September Futures	Long	09/2009	102	780
U.S. Treasury 2-Year Note March Futures	Long	03/2009	15	22
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	4	22
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	40	346
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	50	425

				$3,456

(f) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	5.253%	$300	$(43)	$0	$(43)
American International Group, Inc.	RBS	1.360%	06/20/2013	5.253%	300	(43)	0	(43)
Brazil Government International Bond	BCLY	0.290%	06/20/2009	1.297%	1,000	(5)	0	(5)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	4.495%	200	(10)	0	(10)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	200	(11)	0	(11)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	3.708%	100	3	0	3
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	3.708%	200	8	0	8
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.461%	200	(13)	0	(13)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	3.927%	100	(10)	0	(10)
General Electric Capital Corp.	BNP	1.300%	03/20/2013	3.927%	100	(9)	0	(9)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.461%	200	(12)	0	(12)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	3.708%	300	4	0	4
General Electric Capital Corp.	CITI	4.200%	12/20/2013	3.708%	300	6	0	6
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	200	6	0	6
General Electric Capital Corp.	DUB	1.070%	09/20/2010	4.476%	200	(11)	0	(11)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	3.708%	300	7	0	7
General Motors Corp.	UBS	8.150%	03/20/2013	79.336%	400	(296)	0	(296)
GMAC LLC	MLP	1.850%	09/20/2009	9.739%	1,000	(55)	0	(55)
Goldman Sachs Group, Inc.	JPM	0.820%	09/20/2012	3.017%	400	(29)	0	(29)
Indonesia Government International Bond	RBS	0.438%	06/20/2009	5.674%	1,000	(25)	0	(25)
JSC Gazprom	MSC	0.860%	11/20/2011	10.810%	400	(91)	0	(91)
JSC Gazprom	MSC	2.480%	02/20/2013	9.874%	1,000	(215)	0	(215)
Russia Government International Bond	BCLY	0.275%	06/20/2009	9.837%	1,000	(44)	0	(44)
SLM Corp.	BNP	5.050%	03/20/2013	8.613%	200	(21)	0	(21)
Ukraine Government International Bond	HSBC	0.490%	06/20/2009	36.449%	1,000	(154)	0	(154)

						$(1,063)	$0	$(1,063)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	MLP	(5.000%)	06/20/2013	$400	$63	$31	$32
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	98	5	9	(4)

					$68	$40	$28

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$500	$(85)	$0	$(85)
CDX.HY-11 Index	MSC	5.000%	12/20/2013	400	(80)	(98)	18
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,070	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	97	0	0	0
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	200	(4)	(5)	1
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	100	(30)	(14)	(16)

					$(193)	$(117)	$(76)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	200	$6	$0	$6
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		200	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		200	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	3	0	3
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	600	(4)	0	(4)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		400	(3)	0	(3)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	(1)	0	(1)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		400	1	(1)	2
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		400	1	(1)	2
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		200	1	0	1
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		200	1	0	1
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	90	(5)	95
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,400	36	(4)	40
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		2,000	51	(5)	56
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		100	5	4	1
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,300	58	47	11
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,000	45	32	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		100	4	2	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		6,500	293	228	65
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(22)	(5)	(17)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		200	(23)	(16)	(7)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		1,600	(223)	(194)	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		4,800	(1,624)	21	(1,645)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		500	(12)	(43)	31
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,100	(500)	30	(530)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(182)	1	(183)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	1,900	100	8	92
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	500	0	4	(4)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		500	(1)	4	(5)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	2	(2)	4
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		100	12	0	12
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		800	(129)	218	(347)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		$4,600	46	3	43

							$(1,956)	$326	$(2,282)

(g) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$2,100	$24	$82
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	44
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	30
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,600	18	53
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,400	22	80
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	4,200	45	135
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	24	77

							$157	$501

(h) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.000	03/16/2009	7	$2	$0
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	5	2	1
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	5	1	1

				$5	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$700	$22	$100
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	5
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	7	26
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	25
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	37
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	62
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	25	99
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	1,400	42	169
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	99

							$159	$622

(i) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	67	04/2009	$0	$0	$0
Sell		BCLY	67	04/2009	0	0	0
Buy		HSBC	67	04/2009	0	0	0
Sell		HSBC	67	04/2009	0	0	0
Sell	AUD	CITI	111	01/2009	0	(5)	(5)
Sell	BRL	BCLY	718	02/2009	9	(5)	4
Sell		CITI	49	02/2009	0	0	0
Sell		HSBC	281	02/2009	0	(5)	(5)
Sell		JPM	423	02/2009	0	(4)	(4)
Sell		UBS	440	02/2009	0	(1)	(1)
Buy		RBC	1,558	06/2009	0	(183)	(183)
Buy	CLP	HSBC	35,403	05/2009	0	0	0
Sell		HSBC	35,403	05/2009	1	0	1
Buy	CNY	BCLY	1,019	07/2009	0	(11)	(11)
Sell		BCLY	671	07/2009	0	(3)	(3)
Sell		CITI	764	07/2009	0	(2)	(2)
Buy		DUB	3,421	07/2009	0	(36)	(36)
Sell		DUB	2,014	07/2009	0	(4)	(4)
Buy		HSBC	1,066	07/2009	0	(10)	(10)
Sell		HSBC	278	07/2009	0	(1)	(1)
Buy		JPM	1,104	07/2009	0	(12)	(12)
Sell		JPM	690	07/2009	0	(3)	(3)
Buy		BCLY	438	09/2009	0	0	0
Buy		CITI	208	09/2009	0	0	0
Buy		DUB	1,039	09/2009	0	(1)	(1)
Buy		HSBC	416	09/2009	0	0	0
Buy		JPM	207	09/2009	0	0	0
Buy	EUR	BCLY	54	01/2009	3	0	3
Buy		BNP	32	01/2009	0	(1)	(1)
Buy		CSFB	18	01/2009	0	(1)	(1)
Buy		DUB	33	01/2009	1	(1)	0
Buy		HSBC	36	01/2009	1	(1)	0
Buy		MSC	22	01/2009	1	0	1
Sell		RBS	303	01/2009	0	(38)	(38)
Sell	GBP	BCLY	384	01/2009	17	0	17
Sell		CITI	417	01/2009	19	0	19
Sell		UBS	370	01/2009	17	0	17
Buy	INR	BCLY	1,746	04/2009	1	0	1
Sell		BCLY	1,423	04/2009	0	(2)	(2)
Buy		BOA	1,525	04/2009	1	0	1
Buy		CITI	1,000	04/2009	0	0	0
Buy		DUB	1,008	04/2009	1	0	1
Sell		DUB	1,244	04/2009	0	(2)	(2)
Buy		HSBC	2,001	04/2009	1	0	1
Sell		JPM	4,612	04/2009	0	(6)	(6)
Buy	JPY	BCLY	1,949	01/2009	1	0	1
Buy		BNP	1,566	01/2009	1	0	1
Buy		CITI	1,892	01/2009	1	0	1
Buy		UBS	3,828	01/2009	2	0	2
Buy	KWD	HSBC	10	04/2009	0	(3)	(3)
Sell		HSBC	10	04/2009	0	0	0
Buy	MYR	BCLY	123	02/2009	1	0	1
Sell		BCLY	263	02/2009	0	(3)	(3)
Sell		CITI	209	02/2009	0	(3)	(3)
Buy		DUB	150	02/2009	0	0	0
Sell		DUB	155	02/2009	0	(2)	(2)
Sell		HSBC	72	02/2009	0	(1)	(1)
Buy		JPM	607	02/2009	2	(10)	(8)
Sell		JPM	182	02/2009	0	(2)	(2)
Buy		BCLY	70	04/2009	0	0	0
Sell		BCLY	118	04/2009	0	(2)	(2)
Buy		BOA	70	04/2009	0	0	0
Buy		CITI	106	04/2009	0	0	0
Sell		CITI	58	04/2009	0	(1)	(1)
Buy		HSBC	142	04/2009	1	0	1
Sell		JPM	212	04/2009	0	(4)	(4)
Buy	NZD	CITI	2	01/2009	0	0	0
Buy		DUB	2	01/2009	0	0	0
Sell		DUB	18	01/2009	0	0	0
Buy		JPM	9	01/2009	0	0	0
Buy		RBS	4	01/2009	0	0	0
Buy	PHP	BCLY	500	02/2009	0	(1)	(1)
Sell		CITI	6,424	02/2009	0	(9)	(9)
Buy		DUB	2,266	02/2009	1	0	1
Buy		HSBC	650	02/2009	0	(1)	(1)
Buy		JPM	1,908	02/2009	0	(2)	(2)
Buy		MSC	1,100	02/2009	0	(2)	(2)
Buy		CITI	2,901	05/2009	1	0	1
Sell		DUB	3,386	05/2009	0	(6)	(6)
Buy		JPM	485	05/2009	0	0	0
Buy	RUB	JPM	3,237	05/2009	0	(40)	(40)
Sell		UBS	3,237	05/2009	39	0	39
Buy	SAR	HSBC	69	04/2009	0	0	0
Sell		HSBC	69	04/2009	0	0	0
Buy		JPM	69	04/2009	0	0	0
Sell		JPM	69	04/2009	0	0	0
Sell	SGD	BCLY	144	01/2009	0	(2)	(2)
Buy		DUB	220	01/2009	3	0	3
Sell		HSBC	77	01/2009	0	(3)	(3)
Sell		BCLY	256	04/2009	0	(8)	(8)
Buy		CITI	365	04/2009	3	0	3
Sell		CITI	170	04/2009	0	(6)	(6)
Buy		DUB	250	04/2009	4	0	4
Buy		HSBC	132	04/2009	1	0	1
Sell		HSBC	392	04/2009	0	(14)	(14)
Sell		JPM	167	04/2009	0	(6)	(6)
Buy		RBS	134	04/2009	2	0	2
Buy		UBS	104	04/2009	2	0	2
Buy		HSBC	116	07/2009	0	0	0
Sell		HSBC	116	07/2009	0	(4)	(4)

					$138	$(473)	$(335)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$154,725	$0	$154,725
Other Financial Instruments++	3,456	(4,416)	64	(896)

Total	$3,456	$150,309	$64	$153,829

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$1,922	$(10)	$5	$0	$(237)	$(1,680)	$0
Other Financial Instruments++	(23)	0	0	0	105	(18)	64

Total	$1,899	$(10)	$5	$0	$(132)	$(1,698)	$64

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Moderate Duration Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
6.000% due 08/03/2012		$7,900	$4,153

Total Bank Loan Obligations (Cost $7,584)			4,153

CORPORATE BONDS & NOTES 29.8%
Banking & Finance 23.2%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,069
American Express Bank FSB
0.568% due 06/22/2009		2,740	2,664
1.739% due 06/12/2017		18,000	9,959
American General Finance Corp.
6.900% due 12/15/2017		13,000	5,633
American International Group, Inc.
4.612% due 10/18/2011		200	144
4.950% due 03/20/2012		700	549
5.375% due 10/18/2011		100	82
5.850% due 01/16/2018		100	67
8.250% due 08/15/2018		2,400	1,759
ANZ National International Ltd.
2.428% due 08/07/2009		3,200	3,199
6.200% due 07/19/2013		2,600	2,518
Bank of America Corp.
2.479% due 08/15/2016		900	665
2.826% due 11/06/2009		1,900	1,863
8.000% due 12/29/2049		21,200	15,271
Bank of America N.A.
2.181% due 02/27/2009		4,000	4,004
2.276% due 06/15/2016		17,500	11,773
Bear Stearns Cos. LLC
4.902% due 07/19/2010		15,500	15,007
6.950% due 08/10/2012		8,100	8,419
CIT Group, Inc.
2.219% due 03/12/2010		8,060	7,476
2.425% due 02/13/2012		10,000	7,854
3.765% due 04/27/2011		4,500	3,848
Citigroup Funding, Inc.
1.466% due 06/26/2009		2,200	2,155
Citigroup Global Markets Holdings, Inc.
1.971% due 03/17/2009		20,700	20,598
Citigroup, Inc.
1.496% due 12/28/2009		2,100	1,981
5.500% due 04/11/2013		7,500	7,309
6.200% due 03/15/2009		110	110
8.400% due 04/29/2049		22,500	14,885
Countrywide Home Loans, Inc.
5.625% due 07/15/2009		100	100
6.250% due 04/15/2009		3,600	3,601
Credit Agricole S.A.
2.181% due 05/28/2009		2,500	2,493
2.231% due 05/28/2010		2,900	2,867
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		2,200	1,870
5.800% due 01/12/2009		3,300	3,291
7.250% due 10/25/2011		400	292
7.375% due 10/28/2009		2,100	1,845
7.375% due 02/01/2011		500	380
7.875% due 06/15/2010		1,500	1,201
8.625% due 11/01/2010		700	530
General Electric Capital Corp.
1.495% due 10/06/2010		900	836
2.219% due 08/15/2011		100	88
4.248% due 01/05/2009		1,500	1,500
4.572% due 01/20/2010		12,600	12,043
GMAC LLC
6.000% due 12/15/2011		500	397
6.875% due 08/28/2012		7,600	5,767
Goldman Sachs Group, Inc.
1.518% due 03/30/2009		6,800	6,708
4.459% due 07/22/2015		5,649	3,962
HSBC Finance Corp.
4.479% due 10/21/2009		2,300	2,158
ICICI Bank Ltd.
5.290% due 01/12/2010		4,700	3,891
International Lease Finance Corp.
5.300% due 05/01/2012		10,000	7,029
5.450% due 03/24/2011		4,496	3,303
5.625% due 09/15/2010		10,000	7,863
JPMorgan Chase Bank N.A.
2.326% due 06/13/2016		6,600	4,969
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)		2,000	190
2.907% due 11/16/2009 (a)		9,600	912
2.951% due 05/25/2010 (a)		2,500	238
5.625% due 01/24/2013 (a)		2,500	250
Longpoint Re Ltd.
7.246% due 05/08/2010		1,300	1,270
Merrill Lynch & Co., Inc.
2.290% due 12/04/2009		3,700	3,551
2.431% due 06/05/2012		10,500	8,953
Morgan Stanley
4.232% due 05/14/2010		4,200	3,911
4.842% due 01/15/2010		9,700	8,914
Mystic Re Ltd.
12.202% due 06/07/2011		1,100	1,070
National Australia Bank Ltd.
2.838% due 02/08/2010		18,400	18,418
Osiris Capital PLC
9.752% due 01/15/2010		1,600	1,576
Petroleum Export Ltd.
5.265% due 06/15/2011		423	393
Pricoa Global Funding I
5.400% due 10/18/2012		10,890	10,078
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,781
Residential Reinsurance 2007 Ltd.
12.452% due 06/07/2010		500	489
SLM Corp.
3.695% due 07/26/2010		10,000	8,538
Wachovia Corp.
2.252% due 12/01/2009		6,000	5,813
5.500% due 05/01/2013		400	396
7.980% due 02/28/2049		41,400	35,384

			342,970

Industrials 5.4%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		8,970	7,717
Anadarko Petroleum Corp.
2.396% due 09/15/2009		2,900	2,775
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		1,900	1,915
Daimler Finance North America LLC
2.426% due 03/13/2009		15,800	15,234
Gaz Capital S.A.
8.625% due 04/28/2034		17,900	14,768
Philip Morris International, Inc.
4.875% due 05/16/2013		29,100	29,212
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	6,061
Time Warner, Inc.
2.405% due 11/13/2009		2,700	2,599

			80,281

Utilities 1.2%
AT&T, Inc.
2.959% due 02/05/2010		1,700	1,642
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	390
Verizon Communications, Inc.
6.100% due 04/15/2018		16,000	15,970

			18,002

Total Corporate Bonds & Notes (Cost $499,431)			441,253

MUNICIPAL BONDS & NOTES 0.5%
Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009		6,300	6,355
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019		1,500	1,561

Total Municipal Bonds & Notes (Cost $7,809)			7,916

U.S. GOVERNMENT AGENCIES 69.7%
Fannie Mae
0.531% due 07/25/2037		4,023	3,563
0.871% due 11/25/2032		8	8
4.500% due 06/01/2023		995	1,019
4.734% due 01/01/2027		85	85
4.827% due 06/01/2035		12,631	12,723
5.000% due 12/01/2013 - 01/01/2039		441,502	454,126
5.500% due 03/01/2016 - 01/01/2039		104,113	107,114
5.500% due 09/01/2034 (f)(g)		101,787	104,543
5.500% due 11/01/2034 (f)		31,569	32,424
6.000% due 09/25/2016 - 12/01/2038		114,869	118,449
6.500% due 01/01/2013 - 06/25/2044		15,155	15,792
7.000% due 05/01/2012 - 05/01/2032		191	201
7.500% due 03/01/2015 - 07/25/2041		245	260
8.000% due 06/01/2015 - 08/01/2031		39	41
12.000% due 05/01/2016		2	2
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023		274	277
Freddie Mac
1.345% due 07/15/2019 - 10/15/2020		40,691	39,468
1.425% due 02/15/2019		14,812	14,240
4.000% due 05/01/2019		105	106
4.500% due 05/01/2018 - 05/01/2034		837	860
4.875% due 06/13/2018		1,200	1,382
5.000% due 04/15/2016 - 01/01/2037		8,477	8,630
5.500% due 06/01/2017 - 01/01/2039		62,854	64,349
6.000% due 09/01/2013 - 12/01/2037		9,901	10,216
6.500% due 07/25/2043		5	5
7.000% due 04/01/2032		35	36
7.500% due 05/01/2015		1	1
8.000% due 01/01/2012		4	4
8.500% due 04/15/2025		229	257
Ginnie Mae
1.490% due 10/16/2030		28	27
1.640% due 02/16/2030		608	599
1.690% due 02/16/2030		406	396
5.000% due 09/15/2017 - 12/15/2017		132	139
5.125% due 11/20/2017 - 11/20/2025		56	56
5.375% due 03/20/2020 - 03/20/2028		271	268
5.500% due 01/15/2017 - 09/20/2034		14,296	13,812
6.000% due 07/20/2015 - 08/20/2034		133	138
6.500% due 01/20/2034 - 08/20/2034		100	105
7.000% due 07/15/2031 - 12/15/2032		98	104
7.500% due 04/20/2027 - 01/15/2031		432	471
8.000% due 04/15/2017 - 11/15/2022		1,016	1,085
9.000% due 06/15/2009 - 10/15/2017		3	3
9.500% due 08/15/2021 - 12/15/2021		16	17
Small Business Administration
4.340% due 03/01/2024		61	61
4.504% due 02/01/2014		42	41
4.750% due 07/01/2025		15,888	15,999
5.130% due 09/01/2023		15	16
6.090% due 07/01/2011		45	45
6.640% due 02/01/2011		737	763
7.449% due 08/01/2010		750	767
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015		2,000	2,176
5.290% due 08/01/2017		5,000	5,416

Total U.S. Government Agencies (Cost $1,013,120)			1,032,685

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		1,138	1,051
2.625% due 07/15/2017		1,045	1,072

Total U.S. Treasury Obligations (Cost $1,958)			2,123

MORTGAGE-BACKED SECURITIES 3.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		1,894	955
5.660% due 09/25/2045		9,260	4,404
Banc of America Funding Corp.
4.155% due 05/25/2035		3,090	2,210
Bear Stearns Adjustable Rate Mortgage Trust
5.605% due 02/25/2033		226	182
6.079% due 02/25/2033		115	97
Bear Stearns Alt-A Trust
5.364% due 05/25/2035		4,014	2,718
5.495% due 09/25/2035		994	464
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	77
5.471% due 01/12/2045		300	232
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		14,492	10,929
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		600	440
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		2	2
Countrywide Home Loan Mortgage Pass-Through Trust
0.761% due 04/25/2035		339	156
4.730% due 02/20/2035		4,333	2,702
4.789% due 11/25/2034		2,379	1,486
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		100	82
6.218% due 02/15/2041		12,100	9,393
CS First Boston Mortgage Securities Corp.
3.091% due 03/25/2032		75	56
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		200	153
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		3,061	2,258
5.799% due 08/10/2045		700	510
Indymac ARM Trust
4.446% due 01/25/2032		85	85
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		100	71
5.882% due 02/15/2051		200	143
JPMorgan Mortgage Trust
5.024% due 02/25/2035		2,257	1,697
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	277
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		1,379	737
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		382	274
Morgan Stanley Capital I
5.809% due 12/12/2049		100	75
Prime Mortgage Trust
0.871% due 02/25/2019		113	107
0.871% due 02/25/2034		632	552
Structured Asset Mortgage Investments, Inc.
0.831% due 07/19/2035		1,556	1,173
Structured Asset Securities Corp.
4.687% due 02/25/2032		32	26
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		2,060	1,711
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		3,372	2,393
5.509% due 04/15/2047		300	217
WaMu Mortgage Pass-Through Certificates
0.761% due 10/25/2045		886	486
3.456% due 11/25/2042		322	266
4.375% due 02/27/2034		7	6
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,871	3,198

Total Mortgage-Backed Securities (Cost $71,481)			53,000

ASSET-BACKED SECURITIES 2.3%
Asset-Backed Funding Certificates
0.531% due 01/25/2037		1,121	969
BA Credit Card Trust
1.775% due 04/15/2013		2,100	1,910
Brazos Student Finance Corp.
1.010% due 06/01/2023		342	338
Ford Credit Auto Owner Trust
2.615% due 06/15/2012		30,000	27,239
Freemont Home Loan Owner Trust
1.261% due 12/25/2029		203	144
HFC Home Equity Loan Asset-Backed Certificates
0.798% due 01/20/2034		2,637	1,816
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		813	722
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034		87	29
SLM Student Loan Trust
3.835% due 01/25/2015		838	800

Total Asset-Backed Securities (Cost $38,094)			33,967

SOVEREIGN ISSUES 0.3%
Hydro Quebec
3.562% due 09/29/2049		5,000	4,258

Total Sovereign Issues (Cost $4,618)			4,258

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,314
CIT Group, Inc.
3.535% due 06/20/2013		4,000	2,892
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	800	658
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	2,079

Total Foreign Currency-Denominated Issues (Cost $11,090)			13,943

	Shares
CONVERTIBLE PREFERRED STOCKS 0.6%
Bank of America Corp.
7.250% due 06/02/2049		10,000	6,515
Wachovia Corp.
7.500% due 06/02/2049		4,100	3,075

Total Convertible Preferred Stocks (Cost $11,251)			9,590

PREFERRED STOCKS 0.6%
DG Funding Trust
3.229% due 06/02/2049		912	9,171

Total Preferred Stocks (Cost $9,440)			9,171

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.6%
Commercial Paper 2.0%
Goldman Sachs Group, Inc.
3.250% due 01/22/2009		$8,000	7,986
Morgan Stanley
3.800% due 01/26/2009		21,300	21,246

			29,232

Repurchase Agreements 1.6%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		23,900	23,900

(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 2.375% due 08/31/2010 - 10/31/2010 valued at $24,138. Repurchase proceeds are $23,900.)
U.S. Cash Management Bills 0.4%
0.300% due 04/29/2009 - 05/15/2009 (b)(d)		6,430	6,395

U.S. Treasury Bills 2.6%
0.128% due 01/02/2009 - 06/11/2009 (b)(d)(e)		38,290	38,207

Total Short-Term Instruments (Cost $97,842)			97,734

PURCHASED OPTIONS (i) 0.6% (Cost $2,605)			8,533
Total Investments 115.9% (Cost $1,776,323)			$1,718,326
Written Options (j) (0.7%) (Premiums $2,595)			(9,892)
Other Assets and Liabilities (Net) (15.2%)			(226,145)

Net Assets 100.0%			$1,482,289

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $33,738 and cash of $1,750 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $390 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $44,515 at a weighted average interest rate of 2.677%. On December 31, 2008, securities valued at $120,021 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $978 and cash of $9,061 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	50	$563
90-Day Euribor March Futures	Long	03/2009	84	887
90-Day Eurodollar December Futures	Long	12/2009	152	762
90-Day Eurodollar June Futures	Long	06/2009	1,968	11,198
90-Day Eurodollar March Futures	Long	03/2009	3,433	22,356
90-Day Eurodollar March Futures	Long	03/2010	116	582
90-Day Eurodollar September Futures	Long	09/2009	265	1,616
U.S. Treasury 2-Year Note March Futures	Long	03/2009	200	284
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	56	301
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	517	4,441
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	634	5,470

				$48,460

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	5.255%	$2,100	$(234)	$0	$(234)
American International Group, Inc.	DUB	1.630%	06/20/2013	5.253%	13,200	(1,773)	0	(1,773)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	2.340%	1,000	11	0	11
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	10.510%	1,000	(135)	0	(135)
Ford Motor Credit Co. LLC	DUB	7.250%	03/20/2009	15.942%	1,000	(16)	0	(16)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.510%	300	(56)	0	(56)
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	15.939%	400	(17)	0	(17)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	3.927%	12,100	(968)	0	(968)
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	3.846%	15,000	(1,440)	0	(1,440)
General Electric Capital Corp.	CITI	0.750%	03/20/2009	4.538%	5,300	(42)	0	(42)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	4.523%	1,000	(40)	0	(40)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	4.523%	600	(23)	0	(23)
General Electric Capital Corp.	DUB	1.100%	03/20/2009	4.538%	900	(6)	0	(6)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.461%	800	(52)	0	(52)
General Electric Capital Corp.	MSC	0.950%	01/20/2009	4.532%	4,300	(7)	0	(7)
General Electric Capital Corp.	RBS	1.270%	06/20/2013	3.846%	10,000	(960)	0	(960)
General Motors Corp.	BNP	4.800%	12/20/2012	81.101%	200	(154)	0	(154)
General Motors Corp.	BOA	4.500%	12/20/2012	81.101%	500	(388)	0	(388)
General Motors Corp.	DUB	4.600%	12/20/2012	81.101%	300	(232)	0	(232)
General Motors Corp.	DUB	5.000%	06/20/2013	77.714%	15,000	(11,651)	(2,550)	(9,101)
General Motors Corp.	JPM	4.550%	12/20/2012	81.101%	100	(77)	0	(77)
General Motors Corp.	MSC	4.630%	12/20/2012	81.101%	100	(77)	0	(77)
GMAC LLC	BCLY	3.650%	09/20/2012	8.183%	1,000	(136)	0	(136)
GMAC LLC	GSC	3.200%	09/20/2012	8.183%	500	(75)	0	(75)
GMAC LLC	JPM	4.850%	09/20/2012	8.183%	1,400	(139)	0	(139)
Goldman Sachs Group, Inc.	CSFB	0.940%	09/20/2012	3.017%	3,100	(212)	0	(212)
Goldman Sachs Group, Inc.	DUB	0.880%	09/20/2012	3.017%	1,500	(106)	0	(106)
JSC Gazprom	HSBC	0.360%	05/20/2009	12.887%	2,000	(93)	0	(93)
JSC Gazprom	MSC	0.860%	11/20/2011	10.810%	5,700	(1,296)	0	(1,296)
Panama Government International Bond	JPM	1.250%	01/20/2017	3.242%	700	(85)	0	(85)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	12.991%	1,000	(119)	0	(119)
Russia Government International Bond	MSC	0.795%	08/20/2012	8.047%	5,100	(1,073)	0	(1,073)
SLM Corp.	BCLY	5.100%	06/20/2009	11.541%	500	(14)	0	(14)
SLM Corp.	BNP	5.050%	03/20/2013	8.613%	1,600	(168)	0	(168)
SLM Corp.	CITI	5.600%	09/20/2009	11.541%	5,800	(224)	0	(224)

						$(22,077)	$(2,550)	$(19,527)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	DUB	(5.000%)	06/20/2013	$200	$31	$14	$17
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	488	25	45	(20)

					$56	$59	$(3)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$800	$(136)	$0	$(136)
CDX.HY-8 Index 25-35%	CITI	2.179%	06/20/2012	500	(84)	0	(84)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	1,400	(252)	0	(252)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	1,300	(224)	0	(224)
CDX.HY-8 Index 35-100%	CITI	0.355%	06/20/2012	6,082	(425)	0	(425)
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012	4,904	(342)	0	(342)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	1,373	(94)	0	(94)
CDX.HY-11 Index	MSC	5.000%	12/20/2013	200	(40)	(49)	9
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	12,737	88	0	88
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,265	42	0	42
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	194	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	2	0	2
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,653	(2)	0	(2)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,042	(9)	0	(9)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	900	(18)	(21)	3
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	100	(30)	(16)	(14)

					$(1,524)	$(86)	$(1,438)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,100	$232	$0	$232
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,400	75	0	75
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		3,500	104	1	103
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		900	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		700	16	0	16
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		1,100	33	0	33
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		500	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		200	5	0	5
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	7,400	(50)	0	(50)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		4,800	(30)	0	(30)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,900	(11)	0	(11)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,600	11	(6)	17
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,600	11	(5)	16
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		3,200	20	4	16
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		2,900	23	2	21
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(54)	(47)	(7)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	11	(2)	13
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	11	(2)	13
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	12	2	10
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$95,700	3,070	0	3,070
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		1,100	49	40	9
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,700	121	98	23
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		12,900	581	489	92
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		12,200	549	388	161
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,800	82	41	41
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,100	49	25	24
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		300	(29)	(24)	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(22)	(5)	(17)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		200	(23)	(16)	(7)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		100	(12)	(9)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,300	(1,117)	48	(1,165)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		900	(20)	(77)	57
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,600	(728)	6	(734)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,200	(1,000)	34	(1,034)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	17,500	918	74	844
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	6,300	(7)	48	(55)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		5,800	(6)	47	(53)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,300	16	(31)	47
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	155	(32)	187
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		600	70	(1)	71
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		9,700	(1,573)	2,638	(4,211)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		400	(173)	18	(191)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,600	12	2	10

							$1,415	$3,748	$(2,333)

(i) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$44,300	$480	$1,731
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,600	210	653
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,400	143	447
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,300	59	177
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	32,400	306	1,080
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	66,300	716	2,135
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,800	488	1,527
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	19,200	203	783

							$2,605	$8,533

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/16/2009	172	$59	$16
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	70	11	11

				$70	$27

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$10,200	$328	$1,464
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,000	29	43
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,600	116	398
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	98	370
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,000	14	21
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,500	149	555
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	222
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	10,800	338	1,333
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	22,100	666	2,671
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	2,500	8	9
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,000	28	44
Call - OTC 7- Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,300	496	1,888
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	6,400	196	847

							$2,525	$9,865

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	02/01/2039	$35,900	$36,761	$36,691

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	590	04/2009	$0	$(4)	$(4)
Sell		BCLY	590	04/2009	0	(1)	(1)
Buy		HSBC	592	04/2009	0	(4)	(4)
Sell		HSBC	592	04/2009	0	(1)	(1)
Sell	AUD	CITI	1,058	01/2009	0	(51)	(51)
Sell	BRL	BCLY	4,383	02/2009	1	(60)	(59)
Sell		CITI	652	02/2009	0	0	0
Sell		HSBC	2,294	02/2009	0	(42)	(42)
Sell		JPM	3,865	02/2009	0	(40)	(40)
Buy		UBS	16,760	02/2009	0	(506)	(506)
Sell		UBS	5,408	02/2009	0	(12)	(12)
Buy	CLP	HSBC	449,507	05/2009	3	0	3
Sell		HSBC	449,507	05/2009	8	0	8
Buy	CNY	BCLY	12,334	07/2009	0	(130)	(130)
Sell		BCLY	6,953	07/2009	0	(29)	(29)
Sell		CITI	7,142	07/2009	0	(20)	(20)
Buy		DUB	40,254	07/2009	0	(426)	(426)
Sell		DUB	18,310	07/2009	0	(35)	(35)
Buy		HSBC	12,466	07/2009	0	(117)	(117)
Sell		HSBC	2,806	07/2009	0	(11)	(11)
Buy		JPM	13,009	07/2009	0	(145)	(145)
Sell		JPM	6,989	07/2009	0	(29)	(29)
Buy		BCLY	4,136	09/2009	0	(3)	(3)
Buy		CITI	2,638	09/2009	0	(1)	(1)
Buy		DUB	12,126	09/2009	0	(6)	(6)
Buy		HSBC	5,408	09/2009	1	(3)	(2)
Buy		JPM	2,209	09/2009	0	(2)	(2)
Buy	EUR	BCLY	687	01/2009	44	0	44
Sell		BCLY	1,100	01/2009	0	(148)	(148)
Buy		BNP	414	01/2009	0	(19)	(19)
Buy		CSFB	217	01/2009	3	(7)	(4)
Buy		DUB	406	01/2009	18	(5)	13
Buy		HSBC	487	01/2009	15	(13)	2
Buy		MSC	277	01/2009	18	0	18
Buy		RBS	1,009	01/2009	127	0	127
Sell		RBS	10,958	01/2009	0	(1,386)	(1,386)
Sell	GBP	BCLY	4,694	01/2009	205	0	205
Sell		CITI	5,088	01/2009	229	0	229
Buy		RBS	1,282	01/2009	0	(76)	(76)
Sell		UBS	4,511	01/2009	205	0	205
Buy	IDR	BCLY	3,199,400	03/2009	0	(26)	(26)
Buy		CITI	3,312,600	03/2009	0	(26)	(26)
Buy		DUB	1,228,800	03/2009	0	(11)	(11)
Buy		HSBC	2,129,900	03/2009	0	(1)	(1)
Sell		HSBC	10,733,900	03/2009	0	(64)	(64)
Buy		RBS	863,200	03/2009	0	(3)	(3)
Buy	INR	BCLY	106,906	04/2009	35	0	35
Sell		BCLY	76,822	04/2009	0	(107)	(107)
Buy		BOA	71,148	04/2009	49	0	49
Buy		CITI	60,000	04/2009	22	0	22
Buy		DUB	60,480	04/2009	32	0	32
Sell		DUB	66,439	04/2009	0	(85)	(85)
Buy		HSBC	89,530	04/2009	33	0	33
Sell		JPM	244,803	04/2009	0	(315)	(315)
Sell	JPY	BCLY	10,369	01/2009	0	(6)	(6)
Sell		CITI	10,430	01/2009	0	(5)	(5)
Sell		UBS	19,324	01/2009	0	(10)	(10)
Buy	KWD	HSBC	89	04/2009	0	(24)	(24)
Sell		HSBC	89	04/2009	0	(2)	(2)
Buy	MYR	BCLY	1,550	02/2009	9	0	9
Sell		BCLY	3,291	02/2009	0	(36)	(36)
Sell		CITI	2,415	02/2009	0	(31)	(31)
Buy		DUB	1,870	02/2009	4	0	4
Sell		DUB	1,883	02/2009	0	(26)	(26)
Sell		HSBC	940	02/2009	0	(14)	(14)
Buy		JPM	7,243	02/2009	19	(119)	(100)
Sell		JPM	2,135	02/2009	0	(25)	(25)
Buy		BCLY	840	04/2009	2	0	2
Sell		BCLY	1,383	04/2009	0	(21)	(21)
Buy		BOA	701	04/2009	2	0	2
Buy		CITI	1,406	04/2009	6	0	6
Sell		CITI	677	04/2009	0	(11)	(11)
Buy		HSBC	1,605	04/2009	13	0	13
Sell		JPM	2,492	04/2009	0	(41)	(41)
Buy	NZD	CITI	147	01/2009	1	0	1
Buy		DUB	147	01/2009	1	0	1
Buy		JPM	615	01/2009	3	0	3
Buy		RBS	883	01/2009	3	0	3
Sell		RBS	1,203	01/2009	9	0	9
Buy	PHP	BCLY	16,700	02/2009	0	(21)	(21)
Sell		CITI	167,298	02/2009	0	(254)	(254)
Buy		DUB	66,890	02/2009	17	(13)	4
Buy		HSBC	20,160	02/2009	0	(26)	(26)
Buy		JPM	28,448	02/2009	0	(29)	(29)
Buy		MLP	6,400	02/2009	0	(10)	(10)
Buy		MSC	22,500	02/2009	0	(30)	(30)
Buy		RBS	6,200	02/2009	0	(10)	(10)
Buy		BCLY	2,626	05/2009	2	0	2
Buy		CITI	64,796	05/2009	23	0	23
Sell		DUB	86,822	05/2009	0	(172)	(172)
Buy		JPM	19,400	05/2009	8	0	8
Buy		LEH	4,200	12/2010	0	(6)	(6)
Sell		LEH	4,200	12/2010	0	(1)	(1)
Buy	RUB	JPM	78,661	05/2009	0	(980)	(980)
Sell		UBS	78,661	05/2009	950	0	950
Buy	SAR	HSBC	606	04/2009	0	(3)	(3)
Sell		HSBC	606	04/2009	0	(1)	(1)
Buy		JPM	605	04/2009	0	(2)	(2)
Sell		JPM	605	04/2009	0	(1)	(1)
Sell	SGD	BCLY	1,347	01/2009	0	(21)	(21)
Buy		DUB	2,087	01/2009	28	0	28
Sell		HSBC	740	01/2009	0	(30)	(30)
Sell		BCLY	2,566	04/2009	0	(82)	(82)
Buy		CITI	3,766	04/2009	30	0	30
Sell		CITI	1,731	04/2009	0	(59)	(59)
Buy		DUB	2,549	04/2009	37	0	37
Buy		HSBC	1,273	04/2009	12	0	12
Sell		HSBC	4,013	04/2009	0	(139)	(139)
Sell		JPM	1,722	04/2009	0	(58)	(58)
Buy		RBS	1,394	04/2009	18	0	18
Buy		UBS	1,050	04/2009	18	0	18
Buy		HSBC	1,258	07/2009	2	0	2
Sell		HSBC	1,258	07/2009	0	(45)	(45)

					$2,265	$(6,334)	$(4,069)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$3,075	$1,712,894	$2,357	$1,718,326
Short Sales, at value	0	(36,691)	0	(36,691)
Other Financial Instruments++	48,460	(37,770)	508	11,198

Total	$51,535	$1,638,433	$2,865	$1,692,833

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$2,264	$(10)	$0	$0	$103	$0	$2,357
Other Financial Instruments++	(469)	0	0	0	246	731	508

Total	$1,795	$(10)	$0	$0	$349	$731	$2,865

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Money Market Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 0.7%
Citigroup, Inc.
3.625% due 02/09/2009	$4,400	$4,401

Total Corporate Bonds & Notes (Cost $4,401)		4,401

U.S. GOVERNMENT AGENCIES 4.1%
Federal Home Loan Bank
4.154% due 04/07/2009	26,000	26,043

Total U.S. Government Agencies (Cost $26,043)		26,043

SHORT-TERM INSTRUMENTS 93.5%
Certificates of Deposit 3.3%
Bank of America N.A.
0.400% due 03/18/2009	12,500	12,500
Citibank New York
1.450% due 03/18/2009	8,200	8,200

		20,700

Commercial Paper 57.6%
Australia & New Zealand Banking Group Ltd.
2.900% due 01/13/2009	17,200	17,185
BNP Paribas
2.092% due 01/16/2009	12,600	12,590
Citigroup Funding, Inc.
3.350% due 01/26/2009	6,000	5,986
DnB NOR Bank ASA
2.390% due 02/18/2009	11,900	11,863
Fannie Mae
0.150% due 02/27/2009	6,600	6,598
1.100% due 02/02/2009	11,700	11,689
Federal Home Loan Bank
0.270% due 04/01/2009	38,000	37,975
0.440% due 05/13/2009	25,000	24,960
2.190% due 01/28/2009	10,000	10,011
Freddie Mac
0.080% due 01/28/2009	12,575	12,574
0.500% due 06/02/2009	36,000	35,924
0.741% due 01/05/2009	30,000	29,998
0.920% due 02/09/2009	48,600	48,553
Goldman Sachs Group, Inc.
3.250% due 01/22/2009	8,900	8,884
ING U.S. Funding LLC
2.000% due 01/20/2009	11,900	11,888
Lloyds Bank PLC
2.060% due 03/03/2009	11,900	11,859
Merrill Lynch & Co., Inc.
2.950% due 01/23/2009	17,000	16,971
Morgan Stanley
3.800% due 01/22/2009	8,900	8,881
Nordea North America, Inc.
2.040% due 01/20/2009	11,900	11,888
Royal Bank of Scotland Group PLC
3.050% due 03/06/2009	18,000	17,904
Societe General N.A.
2.950% due 03/09/2009	7,500	7,459

		361,640

Repurchase Agreements 32.3%
Credit Suisse Securities (USA) LLC
0.000% due 01/02/2009	93,700	93,700
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 3.125% due 11/30/2009 valued at $95,791. Repurchase proceeds are $93,700.)
JPMorgan Chase Bank N.A.
0.400% due 01/05/2009	109,500	109,500
(Dated 12/31/2008. Collateralized by Fannie Mae 5.500% due 07/01/2036 valued at $112,264. Repurchase proceeds are $109,502.)

		203,200

U.S. Treasury Bills 0.3%
0.199% due 01/29/2009	1,800	1,800

Total Short-Term Instruments (Cost $587,340)		587,340

Total Investments 98.3% (Cost $617,784)		$617,784
Other Assets and Liabilities (Net) 1.7%		10,766

Net Assets 100.0%		$628,550

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008

Investments, at value	$0	$617,784	$0	$617,784
Other Financial Instruments++	0	0	0	0

Total	$0	$617,784	$0	$617,784

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Mortgage-Backed Securities Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 7.0%
Banking & Finance 7.0%
American Express Centurion Bank
0.534% due 03/23/2010	$10,000	$9,245
American International Group, Inc.
4.250% due 05/15/2013	800	590
4.612% due 10/18/2011	500	360
4.700% due 10/01/2010	1,600	1,414
5.050% due 10/01/2015	1,800	1,209
5.450% due 05/18/2017	1,100	728
5.850% due 01/16/2018	2,400	1,611
8.250% due 08/15/2018	7,400	5,424
Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,018	1,060
CIT Group, Inc.
3.482% due 11/03/2010	2,000	1,520
Citigroup, Inc.
2.046% due 03/16/2012	5,000	4,236
5.850% due 07/02/2013	5,000	4,830
General Electric Capital Corp.
2.435% due 05/11/2016	2,000	1,381
3.705% due 07/27/2012	5,000	4,197
Merrill Lynch & Co., Inc.
3.392% due 11/01/2011	5,495	4,809
Morgan Stanley
4.232% due 05/14/2010	5,000	4,656
4.750% due 04/01/2014	10,000	7,627
SLM Corp.
8.450% due 06/15/2018	7,800	6,176

		61,073

Total Corporate Bonds & Notes (Cost $59,007)		61,073

U.S. GOVERNMENT AGENCIES 231.9%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	79	71
0.531% due 12/25/2036	12,714	11,220
0.591% due 03/25/2034	1,287	1,240
0.621% due 08/25/2034 - 10/25/2035	10,285	9,779
0.671% due 10/27/2037	36,200	30,792
0.711% due 06/25/2033	195	138
0.731% due 06/25/2032	519	479
0.771% due 03/25/2018	1,092	1,068
0.811% due 11/25/2032	418	342
0.821% due 11/25/2032	96	94
0.921% due 05/25/2023	1,141	1,109
0.971% due 03/25/2017 - 07/25/2034	4,165	3,942
0.981% due 10/25/2031	634	609
1.119% due 02/25/2024	826	802
1.284% due 04/18/2028	7	6
1.469% due 04/25/2023	3	3
1.471% due 04/25/2032	855	826
3.678% due 08/01/2042 - 10/01/2044	5,734	5,655
4.000% due 01/01/2024 - 02/01/2024	20,000	20,162
4.144% due 04/01/2033	647	644
4.291% due 02/01/2035	271	267
4.304% due 03/01/2032	198	198
4.312% due 09/01/2034	1,132	1,139
4.351% due 08/01/2027	921	918
4.375% due 02/01/2035	320	320
4.426% due 11/01/2035	689	695
4.464% due 02/01/2035	142	142
4.500% due 04/01/2020 - 06/01/2023 (e)	10,112	10,366
4.500% due 07/01/2020 - 01/01/2024	92,815	94,876
4.554% due 05/01/2035	674	677
4.561% due 02/01/2035	213	213
4.574% due 12/01/2034	263	265
4.665% due 05/25/2035	857	882
4.700% due 03/01/2035	139	140
4.714% due 07/01/2035	202	203
4.748% due 01/01/2035	157	159
4.753% due 12/01/2034	36	37
4.762% due 01/01/2035	183	185
4.765% due 03/01/2035	179	180
4.768% due 01/01/2035	252	253
4.785% due 10/01/2035	89	89
4.795% due 02/01/2035	140	142
4.806% due 11/01/2034	117	118
4.823% due 10/01/2035	483	485
4.828% due 01/01/2035	747	751
4.851% due 01/01/2035	262	267
4.875% due 03/01/2027	100	98
4.877% due 12/01/2034	783	762
4.898% due 02/01/2035	398	402
4.911% due 07/01/2035	474	477
4.944% due 04/01/2035	1,639	1,653
4.970% due 10/01/2028	13	13
4.981% due 07/01/2035	196	195
5.000% due 09/01/2017 - 02/01/2039	156,933	160,649
5.000% due 05/01/2034 - 02/01/2037 (e)	145,077	148,439
5.002% due 12/01/2035	1,678	1,673
5.091% due 09/01/2035	1,319	1,325
5.107% due 02/01/2036	905	918
5.125% due 05/01/2035	157	158
5.176% due 05/01/2035	993	999
5.185% due 03/01/2035	20	21
5.219% due 11/01/2018	3	3
5.238% due 08/01/2036	3,309	3,321
5.280% due 05/01/2033	514	517
5.348% due 11/01/2035	748	761
5.350% due 11/01/2035	797	810
5.500% due 04/01/2011 - 01/01/2039	373,954	383,873
5.500% due 11/01/2032 - 08/01/2038 (e)	135,670	139,338
5.630% due 10/01/2032	287	289
5.990% due 08/01/2017	1,100	1,111
6.000% due 03/01/2013 - 01/01/2039	146,047	150,541
6.000% due 08/01/2021 - 09/01/2038 (e)	120,155	124,252
6.000% due 10/01/2023 (e)(f)	11,908	12,371
6.203% due 05/01/2023	25	25
6.235% due 10/01/2036	3,208	3,304
6.500% due 06/01/2021 - 01/01/2039	45,088	46,863
6.500% due 09/01/2037 - 07/01/2038 (e)	32,737	34,044
7.000% due 09/25/2023	3	3
7.500% due 10/01/2028 - 08/01/2038	11,472	12,056
7.500% due 11/01/2029 - 11/01/2038 (e)	50,942	53,539
7.508% due 06/01/2030	41	43
7.750% due 08/25/2022	34	37
8.200% due 04/25/2025	47	49
Federal Housing Administration
7.430% due 06/01/2019	213	215
Freddie Mac
1.345% due 08/15/2019	2,747	2,667
1.425% due 02/15/2019	6,523	6,272
1.495% due 04/15/2017	258	255
1.595% due 06/15/2032 - 12/15/2032	1,057	1,023
1.645% due 12/15/2031	410	403
1.695% due 09/15/2030	43	42
2.150% due 02/15/2021	626	614
3.500% due 12/15/2022	2	2
3.678% due 10/25/2044	2,883	2,766
3.679% due 02/25/2045	709	639
3.943% due 02/01/2018	61	60
4.249% due 02/01/2035	129	129
4.327% due 11/01/2031	89	89
4.361% due 02/01/2035	50	50
4.376% due 01/01/2034	73	72
4.379% due 01/01/2035	223	222
4.423% due 04/01/2035	343	340
4.500% due 04/01/2020 - 03/15/2021	28	29
4.591% due 01/01/2035	713	717
4.618% due 02/01/2035	45	44
4.636% due 03/01/2035	79	79
4.685% due 03/01/2035	591	595
4.746% due 04/01/2035	405	402
4.905% due 09/01/2035	758	760
5.000% due 12/15/2026 - 01/01/2039	31,628	32,313
5.000% due 01/01/2037 - 07/01/2038 (e)	1,992	2,038
5.110% due 05/01/2035	521	524
5.245% due 02/01/2028	180	180
5.277% due 08/01/2036	168	169
5.297% due 06/01/2035	156	155
5.334% due 09/01/2035	4,755	4,790
5.353% due 06/01/2037	283	284
5.397% due 10/01/2036	1,649	1,657
5.500% due 12/01/2017 - 01/01/2039	38,822	39,754
5.500% due 02/01/2018 - 11/01/2038 (e)	170,150	174,378
5.627% due 03/01/2034	1,586	1,595
5.838% due 05/01/2032	65	66
6.000% due 12/01/2036 - 01/01/2039	36,919	38,041
6.000% due 03/01/2038 - 04/01/2038 (e)	7,566	7,804
6.206% due 07/01/2030	22	21
6.271% due 08/01/2025	8	9
6.371% due 11/01/2028	7	7
6.500% due 12/15/2023 - 05/15/2028	1,884	1,981
7.500% due 03/01/2038 (e)	23,305	24,288
8.000% due 06/15/2026	21	22
Ginnie Mae
1.240% due 02/16/2032 - 07/16/2032	485	477
1.290% due 08/16/2032	1,897	1,863
1.440% due 06/16/2027	112	111
1.590% due 04/16/2032	355	346
4.500% due 08/20/2033	1,070	1,081
4.625% due 07/20/2022 - 08/20/2026	47	46
5.000% due 02/01/2039	24,000	24,491
5.125% due 12/20/2021 - 11/20/2023	22	22
5.375% due 02/20/2017 - 03/20/2027	34	34
5.500% due 03/20/2016 - 12/15/2038	6,077	6,276
5.500% due 08/15/2038 - 11/15/2038 (e)	42,000	43,363
6.000% due 02/15/2032 - 01/01/2039	64,530	66,638
6.000% due 06/15/2038 - 09/15/2038 (e)	22,159	22,907
6.500% due 07/15/2024 - 08/15/2038	5,171	5,389
6.500% due 10/15/2037 - 10/15/2038 (e)	5,649	5,886
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,989,629)		2,015,378

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
4.000% due 08/15/2018	4,300	4,967

Total U.S. Treasury Obligations (Cost $4,440)		4,967

MORTGAGE-BACKED SECURITIES 17.5%
American Home Mortgage Assets
0.701% due 09/25/2046	277	69
0.761% due 08/25/2037	2,000	79
3.176% due 11/25/2046	771	262
American Home Mortgage Investment Trust
0.711% due 05/25/2047	403	95
Banc of America Funding Corp.
0.798% due 05/20/2035	218	95
6.124% due 01/20/2047	1,744	940
Banc of America Structural Security Trust
2.135% due 10/11/2033	825	777
Banktrust Mortgage Trust
5.700% due 12/01/2023	62	55
BCAP LLC Trust
0.641% due 01/25/2037	3,451	1,416
Bear Stearns Alt-A Trust
0.691% due 12/25/2046	1,045	204
5.441% due 08/25/2036	6,300	2,572
5.892% due 11/25/2036	2,821	1,339
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	4,952
5.405% due 12/11/2040	9,000	7,679
5.471% due 01/12/2045	3,100	2,400
5.540% due 09/11/2041	5,600	4,410
CBA Commercial Small Balance Commercial Mortgage
0.751% due 12/25/2036	859	430
CC Mortgage Funding Corp.
0.601% due 05/25/2048	2,358	977
0.751% due 01/25/2035	129	114
Citigroup Mortgage Loan Trust, Inc.
1.271% due 08/25/2035	1,218	1,002
Commercial Mortgage Pass-Through Certificates
2.110% due 02/05/2019	2,000	1,588
Countrywide Alternative Loan Trust
0.681% due 05/25/2035	1,264	581
0.701% due 08/25/2046	640	166
0.708% due 07/20/2046	309	101
0.721% due 09/25/2046	450	52
0.721% due 10/25/2046	316	66
0.731% due 07/25/2046	450	46
0.741% due 05/25/2036	309	82
0.788% due 09/20/2046	450	48
0.811% due 10/25/2046	450	55
0.821% due 06/25/2037	430	153
0.841% due 11/25/2035	106	35
0.891% due 12/25/2035	193	56
0.981% due 11/20/2035	450	93
1.241% due 11/25/2035	306	149
Countrywide Home Loan Mortgage Pass-Through Trust
0.761% due 02/25/2035	41	21
0.761% due 04/25/2035	787	362
0.771% due 04/25/2046	332	74
0.791% due 03/25/2035	2,546	1,155
0.811% due 03/25/2036	216	53
0.821% due 02/25/2036	215	49
0.931% due 09/25/2034	709	214
4.508% due 04/25/2035	1,438	1,080
4.789% due 11/25/2034	2,583	1,614
5.000% due 08/25/2033	25	25
5.418% due 02/25/2047	4,375	1,913
5.603% due 03/25/2037	4,216	1,922
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	9,921	5,988
CS First Boston Mortgage Securities Corp.
3.091% due 03/25/2032	38	28
Downey Savings & Loan Association Mortgage Loan Trust
0.891% due 11/19/2037	450	65
0.901% due 07/19/2045	165	49
First Horizon Asset Securities, Inc.
5.354% due 08/25/2035	3,841	2,728
5.846% due 08/25/2037	18,382	11,989
Greenpoint Mortgage Funding Trust
0.671% due 10/25/2046	450	74
0.671% due 12/25/2046	450	49
0.681% due 10/25/2046	450	47
0.701% due 06/25/2045	662	324
0.741% due 04/25/2036	319	103
0.791% due 09/25/2046	450	33
0.811% due 10/25/2046	450	34
GSR Mortgage Loan Trust
0.731% due 08/25/2046	319	81
Harborview Mortgage Loan Trust
0.781% due 09/19/2046	280	115
0.801% due 05/19/2047	2,647	1,084
0.831% due 01/19/2038	337	71
0.831% due 09/19/2046	280	64
0.891% due 11/19/2035	1,874	857
Homebanc Mortgage Trust
0.651% due 12/25/2036	646	253
Indymac Index Mortgage Loan Trust
0.661% due 04/25/2037	411	96
0.671% due 11/25/2046	452	71
0.711% due 04/25/2035	1,736	803
0.721% due 02/25/2037	450	61
0.741% due 06/25/2037	424	117
0.761% due 11/25/2036	737	144
0.791% due 02/25/2035	1,106	516
5.279% due 06/25/2035	4,450	2,547
JPMorgan Alternative Loan Trust
2.400% due 06/27/2037	7,295	4,615
JPMorgan Chase Commercial Mortgage Securities Corp.
1.570% due 07/15/2019	11,483	8,611
5.305% due 01/15/2049	7,000	5,534
5.882% due 02/15/2051	500	357
MASTR Adjustable Rate Mortgages Trust
0.771% due 05/25/2047	450	42
0.811% due 05/25/2047	450	33
MASTR Alternative Loans Trust
0.871% due 03/25/2036	2,306	727
Mellon Residential Funding Corp.
1.545% due 11/15/2031	549	421
Merrill Lynch Alternative Note Asset
5.625% due 06/25/2037	5,558	2,181
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	1,400	1,178
5.378% due 08/12/2048	3,390	2,516
MLCC Mortgage Investors, Inc.
1.575% due 03/15/2025	24	17
4.250% due 10/25/2035	3,183	2,536
Morgan Stanley Capital I
5.332% due 12/15/2043	4,250	3,210
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	20	21
Opteum Mortgage Acceptance Corp.
0.731% due 07/25/2035	1,043	864
Prime Mortgage Trust
5.000% due 02/25/2019	378	351
Residential Accredit Loans, Inc.
0.631% due 01/25/2037	9,540	3,557
0.651% due 06/25/2046	7,616	3,121
0.651% due 02/25/2047	403	85
0.671% due 12/25/2046	450	48
0.701% due 05/25/2037	424	91
0.741% due 05/25/2046	450	50
0.871% due 10/25/2045	221	102
5.309% due 08/25/2035	393	192
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	470	481
Residential Asset Securitization Trust
6.000% due 03/25/2037	3,501	2,594
Sequoia Mortgage Trust
0.858% due 07/20/2033	203	145
0.888% due 10/20/2027	86	66
0.931% due 10/19/2026	331	262
Structured Adjustable Rate Mortgage Loan Trust
0.691% due 05/25/2037	3,147	1,361
3.453% due 05/25/2035	1,959	818
5.428% due 09/25/2035	5,301	3,403
Structured Asset Mortgage Investments, Inc.
0.721% due 09/25/2047	731	177
0.731% due 05/25/2046	381	108
0.771% due 08/25/2036	450	57
0.911% due 09/19/2032	134	95
1.021% due 09/25/2047	6,601	1,453
Structured Asset Securities Corp.
0.971% due 12/25/2033	1,886	1,612
Thornburg Mortgage Securities Trust
0.591% due 07/25/2036	1,740	1,449
0.591% due 09/25/2046	2,691	2,234
1.151% due 04/25/2043	1,474	1,284
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021	2,058	1,575
WaMu Mortgage Pass-Through Certificates
0.691% due 07/25/2046	360	205
0.741% due 12/25/2045	2,277	1,043
0.881% due 11/25/2045	450	104
0.881% due 12/25/2045	450	89
1.011% due 12/25/2027	2,019	1,675
1.171% due 12/25/2045	396	112
1.928% due 11/25/2034	270	90
1.938% due 07/25/2044	508	353
3.006% due 06/25/2047	403	114
3.066% due 07/25/2047	408	167
3.256% due 02/25/2046	1,314	559
4.269% due 10/25/2046	6,122	2,452
4.281% due 08/25/2033	1,273	951
5.612% due 03/25/2033	1,467	1,467
5.638% due 12/25/2036	7,340	4,622
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.721% due 07/25/2046	146	45
3.016% due 04/25/2047	416	122
3.026% due 04/25/2047	391	108
3.096% due 05/25/2047	390	124
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	10,752	7,979

Total Mortgage-Backed Securities (Cost $212,376)		152,026

ASSET-BACKED SECURITIES 11.5%
American Express Credit Account Master Trust
2.145% due 08/15/2012	8,000	7,634
Amortizing Residential Collateral Trust
0.761% due 07/25/2032	25	16
1.171% due 10/25/2031	22	21
Amresco Residential Securities Mortgage Loan Trust
0.966% due 06/25/2028	413	303
1.026% due 06/25/2027	313	266
1.026% due 09/25/2027	754	644
1.101% due 09/25/2028	970	757
Argent Securities, Inc.
1.321% due 11/25/2034	2,500	1,345
BA Credit Card Trust
2.395% due 12/16/2013	10,000	8,903
Capital Auto Receivables Asset Trust
2.115% due 03/15/2011	9,200	8,910
2.645% due 10/15/2012	1,000	892
Centex Home Equity
0.771% due 01/25/2032	30	25
Chase Issuance Trust
1.235% due 04/15/2013	1,021	905
1.445% due 09/15/2011	5,600	5,409
1.845% due 11/15/2011	10,000	9,578
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033	108	73
Citibank Omni Master Trust
1.608% due 12/23/2013	6,100	5,797
Citigroup Mortgage Loan Trust, Inc.
0.711% due 08/25/2035	130	110
Conseco Finance
2.922% due 05/15/2032	1,117	869
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,748	896
Countrywide Asset-Backed Certificates
0.521% due 12/25/2046	482	469
0.811% due 06/25/2033	1,090	890
EMC Mortgage Loan Trust
1.221% due 08/25/2040	261	223
First Franklin Mortgage Loan Asset-Backed Certificates
0.581% due 09/25/2036	5,500	4,301
Ford Credit Auto Owner Trust
2.615% due 06/15/2012	10,000	9,080
Franklin Auto Trust
1.508% due 10/20/2011	6,552	6,313
2.088% due 06/20/2012	1,000	902
GSAA Trust
0.771% due 03/25/2037	700	210
0.771% due 05/25/2047	1,896	387
GSR Mortgage Loan Trust
0.571% due 11/25/2030	4	4
HFC Home Equity Loan Asset-Backed Certificates
0.858% due 09/20/2033	1,723	1,291
Home Equity Asset Trust
1.071% due 11/25/2032	3	1
Lehman XS Trust
0.641% due 04/25/2046	431	345
0.701% due 06/25/2046	311	75
0.701% due 08/25/2046	358	85
0.711% due 09/25/2046	352	78
0.711% due 11/25/2046	338	73
0.721% due 08/25/2046	451	47
0.791% due 11/25/2046	450	95
Morgan Stanley Mortgage Loan Trust
0.701% due 02/25/2037	200	45
0.831% due 04/25/2037	1,700	618
Park Place Securities, Inc.
0.971% due 07/25/2035 (j)	5,000	3,333
Quest Trust
1.371% due 06/25/2034	2,062	1,917
RAAC Series 2007-SP2
0.871% due 06/25/2047	700	394
Renaissance Home Equity Loan Trust
0.851% due 12/25/2032	54	33
0.911% due 08/25/2033	307	220
Residential Funding Mortgage Securities II, Inc.
0.571% due 02/25/2036	1,538	1,479
Salomon Brothers Mortgage Securities VII, Inc.
1.446% due 10/25/2028	941	783
SLM Student Loan Trust
5.035% due 04/25/2023	9,512	8,927
Soundview Home Equity Loan Trust
0.551% due 06/25/2037	2,392	1,808
Specialty Underwriting & Residential Finance
1.151% due 01/25/2034	35	25
Structured Asset Securities Corp.
0.761% due 01/25/2033	43	32
United National Home Loan Owner Trust
6.910% due 03/25/2025	423	413
Wells Fargo Home Equity Trust
0.711% due 10/25/2035	657	611
0.721% due 12/25/2035	1,287	1,203

Total Asset-Backed Securities (Cost $110,686)		100,063

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 12/25/2035	72,000	612

Total Convertible Preferred Stocks (Cost $5,400)		612

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 5.3%
Repurchase Agreements 1.6%
JPMorgan Chase Bank N.A.
0.030% due 01/02/2009	$14,400	14,400

(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 3.375% due 02/27/2013 valued at $14,580. Repurchase proceeds are $14,400.)
U.S. Cash Management Bills 0.2%
0.980% due 05/15/2009 (c)	1,530	1,520

U.S. Treasury Bills 3.5%
0.204% due 01/02/2009 - 06/11/2009 (b)(c)(d)	30,400	30,326

Total Short-Term Instruments (Cost $46,326)		46,246

Purchased Options (h) 0.0% (Cost $24)		0
Total Investments 273.9% (Cost $2,427,888)		$2,380,365
Written Options (i) (0.0%) (Premiums $278)		(375)
Other Assets and Liabilities (Net) (173.9%)		(1,510,898)

Net Assets 100.0%		$869,092

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $27,820 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Securities with an aggregate market value of $608 and cash of $500 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $396,026 at a weighted average interest rate of 2.619%. On December 31, 2008, securities valued at $984,588 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $607 and cash of $741 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	399	$1,542
90-Day Eurodollar June Futures	Long	06/2009	321	1,800
U.S. Treasury 10-Year Note March Futures	Long	03/2009	96	469

				$3,811

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	$500	$397	$0	$397

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%)	07/25/2045	$5,000	$4,397	$650	$3,747
CMBX.NA AAA 4 Index	BCLY	(0.350%)	02/17/2051	8,000	2,407	656	1,751

					$6,804	$1,306	$5,498

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$4,757	$(4,521)	$(2,557)	$(1,964)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	3,567	(3,397)	(1,944)	(1,453)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	1,899	(1,776)	(627)	(1,149)

					$(9,694)	$(5,128)	$(4,566)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB	$22,400	$1,961	$206	$1,755
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	5,000	(1,089)	(70)	(1,019)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY	9,600	(1,142)	182	(1,324)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI	7,400	(880)	(398)	(482)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB	25,100	(2,986)	(2,067)	(919)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	23,300	(2,772)	(2,144)	(628)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	28,900	(3,438)	(296)	(3,142)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA	15,600	(4,276)	(935)	(3,341)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	2,700	(377)	(326)	(51)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	7,200	(3,276)	273	(3,549)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	6,000	(652)	17	(669)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	10,000	(1,686)	(1,725)	39
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	3,000	2,093	900	1,193

						$(18,520)	$(6,383)	$(12,137)

(h) Purchased options outstanding on December 31, 2008:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 01/01/2039	$81.250	01/06/2009	$120,000	$14	$0
Put - OTC Freddie Mac 5.500% due 01/01/2038	72.000	01/06/2009	36,600	4	0
Put - OTC Ginnie Mae 5.500% due 02/01/2039	72.000	02/12/2009	52,000	6	0

				$24	$0

(i) Written options outstanding on December 31, 2008:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 03/01/2039	$101.953	02/26/2009	$40,000	$278	$375

(j) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	0.971%	07/25/2035	03/13/2008	$4,286	$3,333	0.38%

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	01/01/2024	$40,000	$40,475	$40,888
Fannie Mae	5.000%	01/01/2024	91,000	92,193	93,403
Fannie Mae	5.000%	01/01/2039	187,400	189,323	191,353
Fannie Mae	5.500%	01/01/2024	96,000	97,925	98,865
Fannie Mae	5.500%	03/01/2039	24,000	24,469	24,446
Fannie Mae	6.000%	01/01/2023	67,000	68,605	69,481
Ginnie Mae	5.000%	01/01/2039	4,000	4,127	4,101
Ginnie Mae	5.500%	01/01/2039	20,000	20,588	20,597
Ginnie Mae	6.000%	01/01/2039	41,000	42,002	42,300

				$579,707	$585,434

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$612	$2,379,483	$270	$2,380,365
Short Sales, at value	0	(585,434)	0	(585,434)
Other Financial Instruments++	3,811	(12,773)	1,590	(7,372)

Total	$4,423	$1,781,276	$1,860	$1,787,559

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$10,213	$23,290	$77	$(5)	$(2,513)	$(30,792)	$270
Other Financial Instruments++	5,678	0	0	0	(4,088)	0	1,590

Total	$15,891	$23,290	$77	$(5)	$(6,601)	$(30,792)	$1,860

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Municipal Bond Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.3%
American International Group, Inc.
4.250% due 05/15/2013	$600	$443
4.700% due 10/01/2010	1,400	1,237
4.950% due 03/20/2012	100	78
5.600% due 10/18/2016	100	67
8.175% due 05/15/2058	200	78
8.250% due 08/15/2018	900	660
Bank of America Corp.
8.000% due 12/29/2049	8,200	5,907
Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,514
JPMorgan Chase & Co.
7.900% due 04/29/2049	3,800	3,169
SLM Corp.
4.500% due 07/26/2010	1,500	1,302
Wachovia Corp.
7.980% due 02/28/2049	3,800	3,248

Total Corporate Bonds & Notes (Cost $23,087)		18,703

MUNICIPAL BONDS & NOTES 93.2%
ALABAMA 0.9%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,069
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	1,829

		3,898

ALASKA 0.5%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	478
Anchorage, Alaska General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,591

		2,069

ARIZONA 1.4%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,786
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	3,788
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	660	675

		6,249

CALIFORNIA 15.5%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	537
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,362
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	4,000	3,472
5.000% due 06/01/2037	4,075	3,473
5.000% due 11/01/2037	6,700	5,707
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,147
5.625% due 07/01/2032	3,200	2,626
California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,539
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	497
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	1,565	1,294
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	456
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	20,730	22,502
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	2,816
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	635
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	4,056
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,212
0.000% due 08/01/2016	1,400	1,014
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	781
4.800% due 09/01/2017	875	713
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	355
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,116

		67,310

COLORADO 1.9%
Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	706
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	30	30
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	15	15
6.750% due 04/01/2015	40	40
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,500	7,563

		8,354

DISTRICT OF COLUMBIA 1.7%
District of Columbia Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	7,574

FLORIDA 7.3%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	2,270	1,958
Florida State JEA Water & Sewer System Revenue Bonds, (MBIA Insured), Series 2006
6.580% due 10/01/2020	5,000	4,054
Florida State Keys Aqueduct Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	6,451
Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (c)	10,200	7,741
Orange County, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2007
3.500% due 10/01/2041	1,970	1,970
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	306
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.900% due 08/01/2022	4,000	4,000
Sarasota County, Florida Public Hospital Board Revenue Bonds, (MBIA Insured), Series 1997
10.449% due 10/01/2021	5,000	4,288
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	915

		31,683
GEORGIA 1.3%
Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	1,000	130
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2009	2,400	2,391
5.000% due 03/15/2010	2,800	2,726
Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	165	175

		5,422

ILLINOIS 6.7%
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	508
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	219
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,240
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	4,685
Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,047
Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,228
Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,865
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	118
0.000% due 12/01/2014	255	203
0.000% due 12/01/2015	1,885	1,424
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	114
Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	4,885
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	820
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	711
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,651
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,863
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Notes, (MBIA-FGIC Insured), Series 2002
9.000% due 02/01/2009	650	653
Northern Illinois State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,031
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,867

		29,132

INDIANA 3.8%
Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	175
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	216
4.750% due 01/15/2015	235	241
4.850% due 01/15/2016	295	302
Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	298
4.750% due 07/15/2009	200	202
5.000% due 07/15/2010	180	186
Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	784
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,609
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	3,332
Indiana State IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2007
3.000% due 01/15/2026	6,800	4,784
Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	950
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,126
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,131
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	424
5.200% due 02/01/2012	230	241
5.500% due 02/01/2015	180	189

		16,385

KANSAS 0.1%
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	441

KENTUCKY 0.1%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	605	605

LOUISIANA 1.3%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019	270	278
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	70	72
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	5,259

		5,609

MARYLAND 0.6%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	2,540

MASSACHUSETTS 2.4%
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	581
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	85	85
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
4.450% due 11/01/2019	5,090	4,183
5.994% due 11/01/2020	2,595	2,130
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	524
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.800% due 12/01/2037	2,100	2,100
Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
3.396% due 01/01/2017	1,000	912

		10,515

MICHIGAN 0.8%
Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,462
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,056
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,033

		3,604

MISSOURI 2.8%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	309
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,420
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	911
5.000% due 11/01/2015	540	462
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	365
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	295	290
Springfield, Missouri Revenue Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,359
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	818

		11,934

NEW JERSEY 3.7%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	548
5.250% due 02/15/2010	570	551
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,430
5.600% due 01/01/2012	820	753
6.000% due 11/01/2028	3,500	2,138
6.375% due 04/01/2018	1,500	1,808
6.500% due 04/01/2018	690	626
6.500% due 04/01/2031	2,115	1,661
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	2,633
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	550
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	3,574

		16,272

NEW MEXICO 1.0%
New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	5,000	4,408

NEW YORK 8.6%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
5.787% due 09/01/2015	3,000	2,686
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,094
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,364
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.445% due 03/01/2020	3,900	3,051
4.495% due 03/01/2022	3,500	2,720
5.000% due 03/01/2031	6,700	4,765
New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
4.505% due 03/01/2023	4,000	3,046
5.000% due 03/01/2036	4,900	3,374
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.950% due 12/01/2035	1,900	1,900
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	430	419
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,160	2,221
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	3,934
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,878

		37,452

NORTH CAROLINA 1.3%
Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	2,700	2,662
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	566
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,341

		5,569

OHIO 2.2%
Cuyahoga County, Ohio Revenue Bonds, Series 2004
1.050% due 01/01/2039	1,265	1,265
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,235
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	252
5.875% due 06/01/2047	6,600	3,592

		9,344

OKLAHOMA 0.0%
Oklahoma State Single-Family Housing Finance Agency Revenue Bonds, Series 2001
0.000% due 09/01/2032	325	52

OREGON 1.3%
Oregon State Department of Transportation Revenue Bonds, Series 2007
2.250% due 11/15/2027	5,755	5,755

PENNSYLVANIA 0.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	635
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	649

		1,284

PUERTO RICO 1.6%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.937% due 07/01/2019	3,000	2,449
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	160
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	796
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	3,044
0.000% due 08/01/2054	9,200	324

		6,773

RHODE ISLAND 0.9%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,025	3,846

SOUTH CAROLINA 0.8%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,531
South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.950% due 10/01/2039	1,100	1,100

		3,631

TENNESSEE 2.3%
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	375	424
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	5,410
5.000% due 02/01/2024	1,400	950
5.000% due 02/01/2027	5,000	3,187

		9,971

TEXAS 12.7%
Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	673
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	93
Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	345	347
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	951
Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,251
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,113
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	362
Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,037
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	542
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,575
Houston, Texas Revenue Bonds, (MBIA-FGIC Insured), Series 1998
5.000% due 07/01/2025	5,000	3,916
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,034
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	12
North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,024
North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	793
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	241
Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	9,923
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	5,553
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.000% due 11/15/2019	2,960	2,960
Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	529
Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	6,872
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	1,621
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	794
Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	821
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	4,961
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,531
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	499

		55,028

VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,069

VIRGINIA 0.2%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	926

WASHINGTON 4.2%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,014
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,501
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,988
Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,645
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	3,703
Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,233

		18,084

WEST VIRGINIA 0.8%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,456

WISCONSIN 2.0%
South Milwaukee, Wisconsin School District General Obligation Notes, (MBIA-FGIC Insured), Series 2002
3.750% due 04/01/2011	385	398
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	104
5.000% due 06/01/2019	100	103
5.000% due 06/01/2020	100	103
5.100% due 06/01/2021	100	102
5.100% due 06/01/2022	100	102
5.100% due 06/01/2023	100	102
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,003
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	325	325
5.350% due 11/01/2022	1,250	1,130
Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,180	1,173

		8,645

Total Municipal Bonds & Notes (Cost $474,049)		404,889

MORTGAGE-BACKED SECURITIES 1.0%
Countrywide Alternative Loan Trust
3.756% due 11/25/2035	2,487	1,267
4.296% due 11/25/2035	2,696	1,403
Residential Accredit Loans, Inc.
0.621% due 02/25/2047	5,153	1,776

Total Mortgage-Backed Securities (Cost $6,355)		4,446

SHORT-TERM INSTRUMENTS 7.3%
U.S. CASH MANAGEMENT BILLS 0.8%
0.271% due 04/29/2009 - 05/15/2009 (b)(d)	3,450	3,448

U.S. TREASURY BILLS 6.5%
0.396% due 01/29/2009 - 06/11/2009 (b)(d)	28,300	28,282

Total Short-Term Instruments (Cost $31,734)		31,730

Total Investments 105.8% (Cost $535,225)		$459,768
Other Assets and Liabilities (Net) (5.8%)		(25,408)

Net Assets 100.0%		$434,360

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $31,730 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	2.140%	$5,000	$(448)	$0	$(448)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	2.150%	5,000	(400)	0	(400)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.580%	10,700	(928)	0	(928)
California State General Obligation Notes, Series 2005	GSC	0.710%	03/20/2018	3.578%	7,000	(853)	0	(853)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	2.600%	5,000	(498)	0	(498)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	3.740%	5,000	(647)	0	(647)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	2.140%	5,000	(401)	0	(401)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.800%	5,000	(470)	0	(470)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	2.450%	5,000	(457)	0	(457)

						$(5,102)	$0	$(5,102)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$201,000	$(14,631)	$(3,755)	$(10,876)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	$8,200	$(1,146)	$(996)	$(150)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	3,300	(1,500)	29	(1,529)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	17,600	(8,005)	183	(8,188)

						$(10,651)	$(784)	$(9,867)

(f) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,494	$1,531	0.35%

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$459,768	$0	$459,768
Other Financial Instruments++	0	(22,524)	(3,321)	(25,845)

Total	$0	$437,244	$(3,321)	$433,923

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	0	0	0	0	(3,321)	0	(3,321)

Total	$0	$0	$0	$0	$(3,321)	$0	$(3,321)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

New York Municipal Bond Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.7%
American Express Bank FSB
0.568% due 10/20/2009	$250	$238
1.275% due 07/13/2010	250	229
American International Group, Inc.
4.250% due 05/15/2013	150	111
4.700% due 10/01/2010	300	265
5.600% due 10/18/2016	100	67
Bank of America Corp.
8.000% due 12/29/2049	1,100	792
General Electric Capital Corp.
3.705% due 07/27/2012	200	168
Morgan Stanley
4.232% due 05/14/2010	1,100	1,024
SLM Corp.
3.765% due 10/25/2011	50	38
4.500% due 07/26/2010	300	261

Total Corporate Bonds & Notes (Cost $3,502)		3,193

MUNICIPAL BONDS & NOTES 93.5%
ALABAMA 0.3%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	413

ARKANSAS 0.2%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	229

CALIFORNIA 1.9%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	272
Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	907
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	364
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	693

		2,236

ILLINOIS 0.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	494

INDIANA 0.4%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	427

NEW JERSEY 0.4%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	486

NEW YORK 82.1%
Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,157
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	556
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	59
Erie County, New York General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	994
Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,009
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,025	2,302
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	250	195
Long Island, New York Power Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2023	1,000	898
Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,001
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
5.787% due 09/01/2015	500	448
Monroe County, New York General Obligation Notes, Series 2008
6.500% due 04/15/2009	1,000	1,006
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
0.800% due 01/01/2034	800	800
New York City, New York General Obligation Bonds, (FSA Insured), Series 1994
1.250% due 08/01/2014	4,000	4,000
New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
10.795% due 08/01/2016	2,500	2,312
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	514
New York City, New York General Obligation Bonds, Series 1993
1.050% due 08/01/2020	750	750
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,709
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	966
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,015
5.000% due 10/01/2019	2,300	2,334
New York City, New York General Obligation Bonds, Series 2008
0.800% due 04/01/2032	1,000	1,000
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	267
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	261
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	464
5.000% due 01/01/2046	1,500	993
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.495% due 03/01/2022	1,400	1,088
5.000% due 03/01/2031	1,000	711
New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
4.505% due 03/01/2023	2,350	1,789
New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	156
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	240	162
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	22
5.500% due 01/01/2016	1,000	928
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	2,425	2,143
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,019
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
1.450% due 08/01/2031	5,000	5,000
5.000% due 08/01/2024	525	527
5.250% due 02/01/2029	500	516
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	646
New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	419
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.950% due 12/01/2035	1,000	1,000
5.000% due 04/01/2028	2,540	2,479
New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	970
New York State Dormitory Authority Revenue Bonds, (BHAC-CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	880
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	215	221
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 1999
4.750% due 08/15/2022	500	464
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	704
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2007
5.250% due 07/01/2021	1,000	1,019
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	152
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	414
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	707
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,087
5.000% due 07/01/2026	500	285
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,009
5.000% due 02/15/2037	2,500	2,110
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	1,000	936
6.125% due 12/01/2029	500	335
6.250% due 12/01/2037	350	227
New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,017
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	486
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	539
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	267
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	817
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,734
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,212
New York State Environmental Facilities Corp. Revenue Bonds, Series 1987
0.950% due 07/01/2019	2,100	2,100
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	879
5.000% due 06/15/2014	400	429
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,034
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,218
New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	542
New York State Housing Finance Agency Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	955
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	355
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	170
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	843
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	352
New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	2,434
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	512
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,086
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	262
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	540
5.000% due 04/01/2015	500	541
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	528
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	902
New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	973
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (FSA Insured), Series 2007
2.000% due 01/01/2019	110	110
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	1,875
New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	525
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	833
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,171
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,081
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	517
New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	524
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	374
Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,607
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	553
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	320
Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	558
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	271
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	538

		97,719

PUERTO RICO 6.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	976
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.937% due 07/01/2019	3,650	2,980
5.231% due 07/01/2020	1,000	803
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	248
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	191
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,111
Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	518
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	176

		7,110

TEXAS 0.6%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	613
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	130

		743

VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	178

WASHINGTON 1.0%
Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	1,200	1,206

Total Municipal Bonds & Notes (Cost $117,983)		111,240

SHORT-TERM INSTRUMENTS 2.6%
U.S. Treasury Bills 2.6%
0.303% due 02/26/2009 - 06/04/2009 (a)(b)	3,140	3,137

Total Short-Term Instruments (Cost $3,139)		3,137

Total Investments 98.8% (Cost $124,624)		$117,571
Other Assets and Liabilities (Net) 1.2%		1,442

Net Assets 100.0%		$119,013

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $3,137 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(c) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.580%	$2,200	$(191)	$0	$(191)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$40,200	$(2,926)	$(653)	$(2,273)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	$500	$(70)	$(61)	$(9)

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$117,571	$0	$117,571
Other Financial Instruments++	0	(2,473)	0	(2,473)

Total	$0	$115,098	$0	$115,098

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Asset Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Daimler Finance North America LLC
6.000% due 08/03/2012		$12,343	$6,489
Georgia-Pacific Corp.
2.082% due 12/20/2012		64	53
3.459% due 12/20/2012		53	44
3.689% due 12/20/2012		1,619	1,330

Total Bank Loan Obligations (Cost $13,635)			7,916

CORPORATE BONDS & NOTES 26.2%
Banking & Finance 21.8%
Allstate Life Global Funding II
2.822% due 05/21/2010		21,100	18,859
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		7,700	7,587
American Express Bank FSB
5.500% due 04/16/2013		2,500	2,370
6.000% due 09/13/2017		4,400	4,128
American Express Centurion Bank
6.000% due 09/13/2017		4,400	4,128
American Express Co.
7.000% due 03/19/2018		3,250	3,292
8.150% due 03/19/2038		930	1,070
American Honda Finance Corp.
2.275% due 06/20/2011		29,400	28,663
3.259% due 02/05/2010		7,750	7,670
American International Group, Inc.
4.612% due 10/18/2011		2,000	1,439
4.700% due 10/01/2010		7,000	6,187
5.850% due 01/16/2018		4,300	2,887
8.175% due 05/15/2058		4,500	1,753
8.250% due 08/15/2018		4,300	3,152
ANZ National International Ltd.
6.200% due 07/19/2013		8,600	8,329
Atlantic & Western Re Ltd.
10.132% due 01/09/2009		1,900	1,893
Bank of America Corp.
5.650% due 05/01/2018		3,100	3,124
8.000% due 12/29/2049		1,800	1,297
Bank of America N.A.
2.047% due 06/23/2010		30,000	29,290
2.181% due 02/27/2009		7,200	7,207
2.835% due 05/12/2010		6,800	6,661
Bank of Scotland PLC
2.252% due 12/08/2010		2,500	2,282
Barclays Bank PLC
5.450% due 09/12/2012		12,100	12,264
6.050% due 12/04/2017		7,800	6,893
7.434% due 09/29/2049		1,200	607
Bear Stearns Cos. LLC
2.359% due 08/15/2011		1,900	1,710
6.950% due 08/10/2012		7,500	7,795
7.250% due 02/01/2018		8,500	9,330
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	477
Caelus Re Ltd.
8.452% due 06/07/2011		1,000	956
Calabash Re Ltd.
12.896% due 01/08/2010		300	296
Caterpillar Financial Services Corp.
2.216% due 06/24/2011		25,600	22,901
2.308% due 08/20/2010		11,100	10,695
Chubb Corp.
6.500% due 05/15/2038		2,500	2,394
Citigroup Capital XXI
8.300% due 12/21/2057		1,600	1,237
Citigroup Funding, Inc.
0.474% due 04/23/2009		7,300	7,216
3.556% due 05/07/2010		4,500	4,268
Citigroup Global Markets Holdings, Inc.
1.971% due 03/17/2009		1,000	995
Citigroup, Inc.
1.496% due 12/28/2009		20,500	19,342
3.505% due 01/30/2009		1,700	1,701
6.125% due 05/15/2018		21,700	21,980
8.400% due 04/29/2049		8,400	5,557
Credit Suisse USA, Inc.
1.956% due 06/05/2009		24,900	24,446
2.349% due 08/15/2010		8,450	7,843
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	683
Ford Motor Credit Co. LLC
7.875% due 06/15/2010		7,500	6,003
Foundation Re II Ltd.
8.899% due 11/26/2010		2,000	1,937
General Electric Capital Corp.
2.538% due 05/08/2013		6,500	5,302
3.053% due 05/22/2013		3,400	2,865
5.875% due 01/14/2038		12,000	11,787
GMAC LLC
3.399% due 05/15/2009		1,000	956
6.875% due 09/15/2011		1,600	1,296
6.875% due 08/28/2012		2,500	1,897
Goldman Sachs Group, Inc.
2.229% due 11/16/2009		3,060	2,932
6.150% due 04/01/2018		3,600	3,465
6.750% due 10/01/2037		11,100	9,037
HBOS PLC
6.750% due 05/21/2018		4,000	3,526
HSBC Bank USA N.A.
7.000% due 01/15/2039		27,500	30,499
International Lease Finance Corp.
6.625% due 11/15/2013		2,100	1,416
John Deere Capital Corp.
2.939% due 06/10/2011		54,300	49,583
JPMorgan Chase & Co.
6.000% due 01/15/2018		1,100	1,163
6.400% due 05/15/2038		2,200	2,612
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		4,175	397
6.875% due 05/02/2018 (a)		3,600	360
7.500% due 05/11/2038 (a)		10,000	1
Longpoint Re Ltd.
7.246% due 05/08/2010		1,400	1,367
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		5,000	4,441
Merna Reinsurance Ltd.
2.109% due 07/07/2010		900	810
Merrill Lynch & Co., Inc.
2.431% due 06/05/2012		7,500	6,395
2.446% due 09/09/2009		38,725	37,487
6.400% due 08/28/2017		4,800	4,817
6.875% due 04/25/2018		15,000	15,717
Metropolitan Life Global Funding I
2.216% due 06/25/2010		35,900	32,263
5.125% due 04/10/2013		2,100	1,959
Morgan Stanley
4.232% due 05/14/2010		30,600	28,493
4.752% due 01/18/2011		10,000	8,519
4.952% due 10/18/2016		700	482
5.750% due 10/18/2016		4,600	3,871
6.000% due 04/28/2015		13,100	11,316
6.625% due 04/01/2018		5,700	5,009
National Australia Bank Ltd.
5.350% due 06/12/2013		7,500	7,236
National Rural Utilities Cooperative Finance Corp.
4.380% due 07/09/2009		2,000	1,953
4.658% due 07/01/2010		37,000	33,775
New York Life Global Funding
4.650% due 05/09/2013		5,800	5,610
Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,505
Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500	2,204
Pricoa Global Funding I
1.666% due 09/27/2013		15,000	9,850
3.010% due 06/04/2010		66,600	58,808
3.565% due 01/30/2012		5,100	3,846
ProLogis
5.625% due 11/15/2015		8,000	3,986
Prudential Financial, Inc.
6.890% due 06/10/2013		6,200	4,375
Rabobank Nederland NV
2.639% due 05/19/2010		39,300	39,168
4.772% due 01/15/2009		1,400	1,401
Residential Reinsurance 2007 Ltd.
9.452% due 06/07/2010		300	294
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		4,000	2,548
Simon Property Group LP
6.125% due 05/30/2018		14,100	9,542
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		6,400	4,727
UBS AG
5.750% due 04/25/2018		10,100	9,183
5.875% due 12/20/2017		1,400	1,288
Vita Capital Ltd.
4.782% due 01/01/2010		400	385
Vita Capital III Ltd.
5.002% due 01/01/2012		1,600	1,441
Wachovia Bank N.A.
2.287% due 12/02/2010		5,200	4,837
3.032% due 05/14/2010		5,000	4,801
Wachovia Corp.
5.500% due 05/01/2013		24,600	24,348
Wells Fargo & Co.
4.375% due 01/31/2013		1,800	1,764
Wells Fargo Capital XIII
7.700% due 12/29/2049		2,700	2,230

			865,939

Industrials 3.8%
C8 Capital SPV Ltd.
6.640% due 12/29/2049		900	457
Cigna Corp.
6.350% due 03/15/2018		3,000	2,682
EchoStar DBS Corp.
6.375% due 10/01/2011		2,000	1,865
Gaz Capital S.A.
7.343% due 04/11/2013		800	652
8.146% due 04/11/2018		1,200	852
Home Depot, Inc.
5.250% due 12/16/2013		6,000	5,609
International Business Machines Corp.
4.096% due 07/28/2011		40,200	38,170
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		900	941
Kraft Foods, Inc.
6.000% due 02/11/2013		2,200	2,238
6.125% due 02/01/2018		1,800	1,767
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	1,409
5.900% due 12/01/2016		1,000	608
Mohawk Industries, Inc.
6.125% due 01/15/2016		7,000	5,310
Monsanto Co.
5.875% due 04/15/2038		4,000	4,305
Oracle Corp.
2.192% due 05/14/2010		1,500	1,453
5.750% due 04/15/2018		4,100	4,296
President and Fellows of Harvard College
6.000% due 01/15/2019		3,900	4,231
Rexam PLC
6.750% due 06/01/2013		2,900	2,568
Rockies Express Pipeline LLC
5.100% due 08/20/2009		9,600	9,607
Ryder System, Inc.
7.200% due 09/01/2015		6,000	5,289
Southwest Airlines Co.
5.125% due 03/01/2017		2,000	1,448
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	2,072
Suncor Energy, Inc.
6.850% due 06/01/2039		14,200	11,328
Target Corp.
6.000% due 01/15/2018		1,000	970
Time Warner, Inc.
2.405% due 11/13/2009		5,000	4,814
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	5,202
Tyco International Finance S.A.
6.000% due 11/15/2013		2,000	1,879
Tyco International Ltd.
7.000% due 12/15/2019		3,000	2,469
Union Pacific Corp.
5.650% due 05/01/2017		1,500	1,441
UnitedHealth Group, Inc.
4.875% due 02/15/2013		300	280
6.875% due 02/15/2038		5,000	4,391
Viacom, Inc.
5.750% due 04/30/2011		7,500	6,815
6.250% due 04/30/2016		10,000	8,300
Yum! Brands, Inc.
6.250% due 03/15/2018		3,000	2,593

			148,311

Utilities 0.6%
Constellation Energy Group, Inc.
4.550% due 06/15/2015		1,200	912
Duke Energy Carolinas LLC
6.050% due 04/15/2038		6,000	6,606
Embarq Corp.
7.082% due 06/01/2016		800	617
Enel Finance International S.A.
5.700% due 01/15/2013		8,400	7,740
FPL Group Capital, Inc.
2.751% due 06/17/2011		4,000	3,635
NGPL PipeCo. LLC
6.514% due 12/15/2012		500	475
Public Service Electric & Gas Co.
5.300% due 05/01/2018		2,000	1,946
Telecom Italia Capital S.A.
6.999% due 06/04/2018		2,200	1,788

			23,719

Total Corporate Bonds & Notes (Cost $1,132,246)			1,037,969

MUNICIPAL BONDS & NOTES 0.5%
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		6,400	5,673
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.386% due 01/01/2014		300	225
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	613
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044		3,900	3,432
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	312
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		1,100	1,029
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.156% due 12/15/2013		300	218
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	741
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		8,400	296
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		5,700	5,246
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,775	1,017

Total Municipal Bonds & Notes (Cost $23,255)			18,802

COMMODITY INDEX-LINKED NOTES 0.8%
Barclays Bank PLC
2.064% due 06/12/2009		24,760	29,905

Total Commodity Index-Linked Notes (Cost $24,760)			29,905

U.S. GOVERNMENT AGENCIES 28.3%
Fannie Mae
3.678% due 09/01/2044 - 10/01/2044		602	594
4.312% due 09/01/2034		1,663	1,672
4.453% due 05/01/2035		9,406	9,454
4.500% due 04/01/2021		302	310
4.908% due 09/01/2035		24,525	24,670
5.000% due 02/25/2017 - 01/01/2039		74,349	75,913
5.131% due 12/01/2036		9,577	9,577
5.296% due 01/01/2028		1,706	1,700
5.500% due 12/01/2033 - 01/01/2039		387,231	397,153
5.500% due 02/01/2038 (f)		97,991	100,583
5.500% due 06/01/2038 (f)(g)		178,085	182,795
6.000% due 04/01/2024 - 01/01/2039		141,621	145,895
6.016% due 04/01/2024		36	36
6.500% due 05/01/2036 - 11/01/2038		58,997	61,353
Freddie Mac
0.751% due 09/25/2031		118	110
0.831% due 10/25/2029		935	873
1.545% due 12/15/2030		7,001	6,884
4.875% due 06/13/2018		36,800	42,376
5.000% due 11/15/2017 - 08/15/2020		14,792	15,177
5.500% due 04/01/2038		183	187
5.686% due 07/01/2035		1,076	1,095
5.752% due 05/01/2035		1,540	1,557
6.000% due 01/01/2039		5,300	5,464
Ginnie Mae
4.625% due 08/20/2023		1,476	1,452
5.125% due 12/20/2023		1,436	1,418
5.375% due 03/20/2026 - 05/20/2028		2,749	2,731
6.000% due 02/15/2036 - 10/15/2038		28,828	29,806
Small Business Administration
5.902% due 02/10/2018		990	1,011

Total U.S. Government Agencies (Cost $1,092,348)			1,121,846

U.S. TREASURY OBLIGATIONS 117.2%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015		59,623	55,309
1.750% due 01/15/2028 (f)		420,370	388,514
2.000% due 01/15/2014		1,759	1,667
2.000% due 07/15/2014		12,643	11,960
2.000% due 01/15/2026 (f)		1,169,067	1,101,572
2.375% due 01/15/2027		498,111	500,562
2.375% due 01/15/2025 (f)		1,162,614	1,142,996
3.375% due 01/15/2012		732	724
3.625% due 04/15/2028		594,980	709,003
3.875% due 04/15/2029		556,356	687,318
U.S. Treasury Notes
4.000% due 02/15/2015		2,800	2,983
4.250% due 11/15/2013		12,400	13,990
4.250% due 11/15/2017		9,760	11,093
4.750% due 08/15/2017		17,100	19,812

Total U.S. Treasury Obligations (Cost $4,464,326)			4,647,503

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
5.383% due 11/25/2035		1,303	831
5.414% due 01/25/2036		1,335	961
American Home Mortgage Assets
3.176% due 11/25/2046		14,756	5,021
Banc of America Commercial Mortgage, Inc.
4.716% due 10/10/2045		2,332	2,262
5.658% due 06/10/2049		2,500	1,836
5.745% due 02/10/2051		2,500	1,809
Banc of America Funding Corp.
5.756% due 03/20/2036		1,486	857
Banc of America Large Loan, Inc.
1.705% due 08/15/2029		584	412
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		1,217	1,022
4.125% due 03/25/2035		5,989	4,950
4.550% due 08/25/2035		3,138	2,581
4.786% due 11/25/2034		923	697
4.853% due 01/25/2035		1,486	1,017
4.955% due 01/25/2035		905	683
Bear Stearns Alt-A Trust
5.441% due 08/25/2036		2,600	1,061
5.752% due 11/25/2036		716	334
Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038		900	428
6.440% due 06/16/2030		72	71
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		1,519	1,146
4.098% due 08/25/2035		314	267
4.248% due 08/25/2035		1,712	1,403
4.900% due 12/25/2035		253	203
5.702% due 12/25/2035		933	517
Commercial Mortgage Pass-Through Certificates
1.540% due 02/16/2034		9,720	8,592
Countrywide Alternative Loan Trust
0.702% due 12/20/2046		4,487	1,957
3.256% due 12/25/2035		845	416
5.894% due 02/25/2037		774	418
6.000% due 01/25/2037		1,133	612
Countrywide Home Loan Mortgage Pass-Through Trust
0.811% due 06/25/2035		605	411
4.812% due 04/20/2035		831	600
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,500	906
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	997
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.551% due 02/25/2037		1,306	1,184
GMAC Mortgage Corp. Loan Trust
5.154% due 06/19/2035		2,469	1,583
5.295% due 11/19/2035		1,144	875
GSR Mortgage Loan Trust
4.540% due 09/25/2035		3,154	2,330
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		1,300	979
5.794% due 02/12/2051		3,500	2,554
JPMorgan Mortgage Trust
4.876% due 04/25/2035		985	760
5.400% due 11/25/2035		1,357	1,026
5.500% due 10/25/2035		1,012	623
Lehman XS Trust
0.551% due 07/25/2046		326	320
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,984	1,879
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,800	1,336
5.485% due 03/12/2051		1,200	830
MLCC Mortgage Investors, Inc.
4.713% due 12/25/2034		733	551
4.957% due 04/25/2035		854	578
Morgan Stanley Capital I
5.544% due 11/12/2049		1,700	793
5.692% due 04/15/2049		1,400	1,055
Prime Mortgage Trust
5.000% due 02/25/2019		555	514
Residential Accredit Loans, Inc.
0.651% due 06/25/2046		444	182
Residential Asset Securitization Trust
0.871% due 01/25/2046		2,991	1,349
0.921% due 12/25/2036		839	375
6.250% due 10/25/2036		1,000	397
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		4,536	4,348
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030		1,900	1,428
Structured Adjustable Rate Mortgage Loan Trust
5.499% due 07/25/2035		785	501
Structured Asset Mortgage Investments, Inc.
0.661% due 07/25/2046		8,689	3,805
TBW Mortgage-Backed Pass-Through Certificates
0.581% due 01/25/2037		21,965	20,420
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		606	503
1.525% due 06/25/2037		33,361	27,863
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035		954	632
WaMu Mortgage Pass-Through Certificates
0.741% due 12/25/2045		336	159
0.761% due 07/25/2045		100	47
0.791% due 08/25/2045		234	127
2.956% due 02/25/2047		20,642	7,690
5.449% due 02/25/2037		21,986	13,134

Total Mortgage-Backed Securities (Cost $180,785)			148,008

ASSET-BACKED SECURITIES 13.5%
Access Group, Inc.
4.835% due 10/27/2025		28,800	26,484
ACE Securities Corp.
0.521% due 07/25/2036		295	287
0.521% due 12/25/2036		1,483	1,357
0.531% due 10/25/2036		319	297
American Express Credit Account Master Trust
1.995% due 03/15/2016		21,400	17,043
2.145% due 08/15/2012		9,000	8,589
Asset-Backed Funding Certificates
0.531% due 10/25/2036		161	157
0.531% due 11/25/2036		1,528	1,442
0.531% due 01/25/2037		238	206
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		322	313
BA Credit Card Trust
1.205% due 02/15/2013		1,500	1,363
1.895% due 12/15/2014		23,300	19,423
Bank One Issuance Trust
1.315% due 05/15/2014		5,000	4,291
1.325% due 03/15/2014		2,000	1,734
Bear Stearns Asset-Backed Securities Trust
1.471% due 10/25/2037		2,905	2,384
Capital Auto Receivables Asset Trust
2.115% due 03/15/2011		700	678
Carrington Mortgage Loan Trust
0.521% due 01/25/2037		172	159
0.571% due 06/25/2037		4,761	4,224
Chase Issuance Trust
1.215% due 03/15/2013		11,800	10,500
1.215% due 10/15/2013		2,000	1,720
1.235% due 10/15/2012		14,900	13,609
1.845% due 11/15/2011		25,200	24,136
3.496% due 09/15/2015		15,000	12,396
Citibank Omni Master Trust
0.561% due 03/20/2013		37,000	36,659
Citigroup Mortgage Loan Trust, Inc.
0.531% due 05/25/2037		2,720	2,186
Countrywide Asset-Backed Certificates
0.501% due 01/25/2046		19	19
0.521% due 03/25/2037		154	148
0.521% due 05/25/2037		4,615	4,298
0.521% due 12/25/2046		157	152
0.521% due 03/25/2047		371	358
0.521% due 05/25/2047		1,595	1,476
0.521% due 06/25/2047		296	272
0.531% due 03/25/2037		50	49
0.541% due 06/25/2037		3,933	3,655
1.371% due 10/25/2047		982	725
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		425	369
First Franklin Mortgage Loan Asset-Backed Certificates
0.541% due 12/25/2037		1,715	1,608
Ford Credit Auto Owner Trust
1.215% due 12/15/2009		13	13
1.795% due 07/15/2010		3,968	3,875
2.095% due 01/15/2011		58,500	56,788
2.615% due 06/15/2012		15,400	13,983
Fremont Home Loan Trust
0.531% due 01/25/2037		1,797	1,402
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		86	82
1.308% due 11/20/2036		3,786	3,385
Honda Auto Receivables Owner Trust
3.770% due 09/20/2010		8,900	8,772
MASTR Asset-Backed Securities Trust
0.531% due 11/25/2036		144	134
MBNA Credit Card Master Note Trust
1.185% due 09/15/2011		2,144	2,113
1.235% due 11/15/2012		4,400	4,059
Merrill Lynch Mortgage Investors, Inc.
0.531% due 04/25/2037		27	27
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		1,605	1,507
0.521% due 10/25/2036		832	788
0.571% due 09/25/2036		9,900	7,833
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,258	1,188
Nelnet Student Loan Trust
1.585% due 12/22/2016		26,063	24,707
Option One Mortgage Loan Trust
0.871% due 02/25/2035		1,626	1,270
Popular ABS Mortgage Pass-Through Trust
0.901% due 06/25/2035		6,300	4,313
Securitized Asset-Backed Receivables LLC Trust
0.601% due 05/25/2037		9,455	6,341
SLC Student Loan Trust
2.129% due 02/15/2015		8,426	8,261
SLM Student Loan Trust
3.535% due 10/25/2016		17,616	17,200
3.535% due 07/25/2017		2,200	1,931
3.615% due 07/25/2019		6,000	5,111
3.935% due 10/27/2014		58,223	56,517
4.035% due 10/25/2017		11,100	10,041
4.435% due 07/25/2023		10,582	8,223
5.035% due 04/25/2023		43,018	40,374
Soundview Home Equity Loan Trust
0.531% due 11/25/2036		1,272	1,166
0.551% due 06/25/2037		897	678
0.581% due 01/25/2037		7,000	5,097
1.271% due 10/25/2037		5,342	4,766
South Carolina Student Loan Corp.
2.702% due 09/02/2014		754	736
2.752% due 03/01/2018		10,400	9,404
2.952% due 03/02/2020		13,500	11,270
3.202% due 09/03/2024		6,800	5,349
Structured Asset Securities Corp.
0.581% due 04/25/2036		139	135

Total Asset-Backed Securities (Cost $570,269)			533,605

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
4.428% due 10/04/2011		4,500	4,514

Total Sovereign Issues (Cost $4,497)			4,514

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%
American International Group, Inc.
5.750% due 03/15/2067	GBP	3,850	1,356
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,215	1,707
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	2,674
6.500% due 09/15/2067	GBP	6,700	6,271
Green Valley Ltd.
8.993% due 01/10/2011	EUR	700	943
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	513,000	4,898
1.100% due 12/10/2016		1,592,760	15,274
1.200% due 12/10/2017		5,662,544	54,180
1.400% due 06/10/2018		4,480,680	43,165
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,028	369
Pylon Ltd.
2.551% due 03/29/2009		1,200	1,668
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		800	506
Silver Arrow S.A.
3.090% due 08/15/2014		880	1,206

Total Foreign Currency-Denominated Issues (Cost $134,294)			134,217

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
Bank of America Corp.
7.250% due 08/15/2014		1,000	652
Wachovia Corp.
7.500% due 08/15/2014		1,700	1,275

Total Convertible Preferred Stocks (Cost $2,629)			1,927

	Principal
	Amount
	(000s)
SHORT-TERM INSTRUMENTS 39.6%
Certificates of Deposit 4.0%
Barclays Bank PLC
2.498% due 08/10/2009		$2,000	1,994
Sao Paolo IMI NY
2.826% due 06/09/2010		35,000	35,037
UBS AG
2.385% due 07/01/2010		56,800	56,784
Unicredito Italiano NY
1.640% due 05/18/2009		10,000	10,000
1.795% due 05/15/2009		56,000	56,000

			159,815

Commercial Paper 5.5%
Federal Home Loan Bank
0.084% due 01/21/2009		6,500	6,500
Freddie Mac
0.120% due 01/22/2009		205,100	205,086
Goldman Sachs Group, Inc.
3.250% due 01/22/2009		7,660	7,646

			219,232

Repurchase Agreements 24.4%
Barclays Capital, Inc.
0.060% due 01/05/2009		40,600	40,600
(Dated 01/02/2009. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $41,591. Repurchase proceeds are $40,600.)
Credit Suisse Securities (USA) LLC
0.040% due 01/05/2009		250,000	250,000
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 4.125% due 05/15/2015 valued at $253,933. Repurchase proceeds are $250,001.)
0.150% due 01/06/2009		276,000	276,000
(Dated 12/30/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $282,536. Repurchase proceeds are $276,002.)
JPMorgan Chase Bank N.A.
0.000% due 01/12/2009		1,335	1,335
(Dated 12/09/2008. Collateralized by U.S. Treasury Notes 4.000% due 08/15/2018 valued at $1,407. Repurchase proceeds are $1,335.)
0.010% due 01/14/2009		4,053	4,053
(Dated 12/15/2008. Collateralized by U.S. Treasury Notes 3.625% due 12/31/2012 valued at $4,034. Repurchase proceeds are $4,053.)
0.010% due 01/14/2009		4,090	4,090
(Dated 12/16/2008. Collateralized by U.S. Treasury Notes 3.625% due 12/31/2012 valued at $4,034. Repurchase proceeds are $4,090.)
0.020% due 01/02/2009		6,000	6,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $6,060. Repurchase proceeds are $6,000.)
0.030% due 01/05/2009		201,000	201,000
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 4.625% due 02/29/2012 valued at $202,613. Repurchase proceeds are $201,000.)
0.030% due 01/07/2009		11,029	11,029
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2017 valued at $11,454. Repurchase proceeds are $11,029.)
UBS Securities LLC
0.040% due 01/02/2009		173,200	173,200
(Dated 12/31/2008. Collateralized by Fannie Mae 6.020% due 10/23/2019 valued at $171,574 and Federal Home Loan Bank 3.125% due 06/18/2009 valued at $5,420. Repurchase proceeds are $173,200.)

			967,307

U.S. Cash Management Bills 0.4%
0.980% due 05/15/2009 (d)		15,250	15,153

U.S. Treasury Bills 5.3%
0.224% due 01/02/2009 - 06/11/2009 (b)(d)(e)		210,395	209,942

Total Short-Term Instruments (Cost $1,571,885)			1,571,449

PURCHASED OPTIONS (i) 0.0% (Cost $372)			1,140
Total Investments 233.5% (Cost $9,215,301)			$9,258,801
Written Options (j) (0.3%) (Premiums $3,582)			(10,084)
Other Assets and Liabilities (Net) (133.2%)			(5,283,496)

Net Assets 100.0%			$3,965,221

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $164,996 and cash of $3,500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $1,546 have been pledged as collateral for delayed-delivery securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $1,478,688 at a weighted average interest rate of 1.257%. On December 31, 2008, securities valued at $1,988,350 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,291 and cash of $9,044 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	95	$619
90-Day Euribor December Futures	Long	12/2010	44	(5)
90-Day Euribor June Futures	Long	06/2009	409	3,013
90-Day Euribor June Futures	Long	06/2010	44	0
90-Day Euribor March Futures	Long	03/2009	43	271
90-Day Euribor March Futures	Long	03/2010	44	2
90-Day Euribor September Futures	Long	09/2009	95	678
90-Day Euribor September Futures	Long	09/2010	44	(3)
90-Day Eurodollar December Futures	Long	12/2009	177	1,024
90-Day Eurodollar June Futures	Long	06/2009	1,356	11,319
90-Day Eurodollar June Futures	Long	06/2010	73	144
90-Day Eurodollar March Futures	Long	03/2009	1,665	16,233
90-Day Eurodollar March Futures	Long	03/2010	558	1,950
90-Day Eurodollar September Futures	Long	09/2009	492	3,723
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	236	1,958
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	201

				$41,127

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GSC	(0.529%)	12/20/2012	1.500%	$500	$18	$0	$18
Bear Stearns Cos., Inc.	RBS	(1.030%)	03/20/2018	1.113%	6,500	40	0	40
Cigna Corp.	GSC	(1.270%)	03/20/2018	2.601%	3,000	277	0	277
Citigroup, Inc.	GSC	(3.580%)	12/20/2013	1.900%	25,000	(1,898)	0	(1,898)
Clorox Co.	CITI	(0.470%)	12/20/2012	0.850%	900	13	0	13
ConAgra Foods, Inc.	GSC	(0.299%)	12/20/2012	0.659%	600	8	0	8
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	4.968%	1,200	227	0	227
Echostar DBS Corp.	GSC	(3.200%)	12/20/2011	0.034%	1,000	4	0	4
Everest Reinsurance Holdings, Inc.	BCLY	(0.535%)	12/20/2014	1.717%	1,000	62	0	62
GMAC LLC	CITI	(5.000%)	09/20/2012	8.183%	2,100	198	0	198
Goldman Sachs Group, Inc.	DUB	(5.650%)	12/20/2013	2.950%	5,000	(583)	0	(583)
Home Depot, Inc.	MSC	(0.980%)	12/20/2013	2.599%	6,000	412	0	412
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	8.340%	2,100	466	0	466
JPMorgan Chase & Co.	GSC	(1.650%)	12/20/2013	1.146%	1,100	(26)	0	(26)
Kimberly-Clark Corp.	JPM	(0.320%)	12/20/2012	0.998%	3,400	86	0	86
Kroger Co.	BNP	(0.360%)	12/20/2012	0.949%	900	20	0	20
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	7.024%	2,000	281	0	281
Macy’s Retail Holdings, Inc.	RBS	(2.111%)	12/20/2016	6.099%	1,000	184	0	184
Marriott International, Inc.	CSFB	(0.640%)	12/20/2012	5.295%	1,100	168	0	168
Marriott International, Inc.	GSC	(0.640%)	12/20/2012	5.295%	1,900	290	0	290
Marriott International, Inc.	MSC	(0.630%)	12/20/2012	5.295%	6,400	978	0	978
Marsh & McLennan Cos., Inc.	DUB	(0.670%)	09/20/2014	0.772%	5,000	26	0	26
Masco Corp.	DUB	(0.840%)	12/20/2012	4.800%	2,500	320	0	320
Merrill Lynch & Co., Inc.	BNP	(2.000%)	06/20/2012	1.550%	7,500	(115)	0	(115)
Merrill Lynch & Co., Inc.	DUB	(4.100%)	12/20/2013	1.550%	1,700	(198)	0	(198)
Merrill Lynch & Co., Inc.	JPM	(0.920%)	12/20/2012	1.550%	500	12	0	12
Mohawk Industries, Inc.	UBS	(1.550%)	03/20/2016	3.361%	7,000	702	0	702
Morgan Stanley	CITI	(5.000%)	12/20/2013	4.152%	25,000	(890)	6,260	(7,150)
Newell Rubbermaid, Inc.	GSC	(0.319%)	12/20/2012	1.698%	600	30	0	30
Pearson Dollar Finance PLC	MSC	(0.750%)	06/20/2014	1.605%	2,500	102	0	102
Rexam PLC	BCLY	(1.450%)	06/20/2013	5.742%	2,900	434	0	434
Ryder System, Inc.	BOA	(1.730%)	09/20/2015	2.817%	6,000	355	0	355
Safeway, Inc.	BNP	(0.340%)	12/20/2012	0.907%	1,100	23	0	23
Sherwin-Williams Co.	BOA	(0.430%)	12/20/2012	1.500%	1,000	40	0	40
Simon Property Group LP	DUB	(0.947%)	06/20/2018	6.355%	6,100	1,789	0	1,789
Simon Property Group LP	MSC	(1.306%)	06/20/2018	6.355%	8,000	2,189	0	2,189
Southwest Airlines Co.	BOA	(1.320%)	03/20/2017	4.256%	2,000	339	0	339
Staples, Inc.	MSC	(0.700%)	12/20/2012	3.657%	800	80	0	80
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%)	03/20/2013	6.986%	3,000	447	0	447
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	4.178%	2,200	355	0	355
TJX Cos., Inc.	MSC	(0.460%)	12/20/2012	1.209%	900	25	0	25
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	2.386%	6,000	348	0	348
Tyco International Group S.A.	BOA	(0.750%)	12/20/2013	2.348%	2,000	139	0	139
Tyco International Ltd.	BOA	(1.120%)	12/20/2019	2.088%	3,000	236	0	236
Union Pacific Corp.	UBS	(0.810%)	06/20/2017	0.995%	1,500	20	0	20
Viacom, Inc.	CITI	(1.220%)	06/20/2011	3.701%	7,500	423	0	423
Viacom, Inc.	DUB	(1.340%)	06/20/2016	3.579%	10,000	1,265	0	1,265
Wachovia Corp.	CITI	(2.910%)	06/20/2013	1.250%	10,000	(703)	0	(703)
Whirlpool Corp.	BNP	(0.680%)	12/20/2012	3.655%	1,000	101	0	101
Yum! Brands, Inc.	BOA	(1.245%)	03/20/2018	1.600%	3,000	77	0	77

						$9,196	$6,260	$2,936

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	0.986%	$1,200	$(11)	$0	$(11)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.510%	400	(75)	0	(75)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.510%	800	(149)	0	(149)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	10.510%	1,800	(337)	0	(337)
General Electric Capital Corp.	DUB	0.850%	03/20/2009	4.538%	1,500	(12)	0	(12)
GMAC LLC	BCLY	3.050%	09/20/2012	8.183%	500	(77)	0	(77)
GMAC LLC	BOA	6.300%	09/20/2012	8.183%	700	(38)	0	(38)
GMAC LLC	BOA	7.000%	09/20/2012	8.183%	1,300	(43)	0	(43)
GMAC LLC	GSC	3.400%	06/20/2011	8.475%	1,900	(205)	0	(205)
GMAC LLC	GSC	3.050%	09/20/2012	8.183%	2,400	(369)	0	(369)
GMAC LLC	MSC	6.850%	06/20/2012	8.224%	1,100	(41)	0	(41)
Goldman Sachs Group, Inc.	BCLY	0.770%	09/20/2012	3.017%	1,400	(104)	0	(104)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	3.017%	1,500	(113)	0	(113)

						$(1,574)	$0	$(1,574)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	BCLY	(2.750%)	06/20/2012	$4,312	$729	$197	$532
CDX.HY-8 Index	JPM	(2.750%)	06/20/2012	35,956	6,075	1,088	4,987
CDX.HY-8 Index	UBS	(2.750%)	06/20/2012	18,032	3,046	784	2,262
CDX.IG-8 5-Year Index	BOA	(0.350%)	06/20/2012	3,709	224	51	173
CDX.IG-9 5-Year Index	MLP	(0.600%)	12/20/2012	16,299	931	(79)	1,010
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	18,251	928	140	788
CDX.IG-9 10-Year Index	BOA	(0.800%)	12/20/2017	4,782	243	21	222
CDX.IG-9 10-Year Index	GSC	(0.800%)	12/20/2017	4,880	248	24	224
CDX.IG-9 10-Year Index	JPM	(0.800%)	12/20/2017	2,245	114	10	104
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	18,544	942	290	652
CDX.IG-9 10-Year Index 3-7%	BCLY	(6.550%)	12/20/2017	2,700	880	0	880
CDX.IG-10 5-Year Index	MSC	(1.550%)	06/20/2013	23,717	533	(170)	703
CDX.IG-10 10-Year Index	BCLY	(1.500%)	06/20/2018	7,613	7	(302)	309
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	2,733	2	(78)	80

					$14,902	$1,976	$12,926

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-9 Index 25-35%	MLP	6.510%	12/20/2012	$4,900	$(551)	$0	$(551)
CDX.HY-9 Index 25-35%	MLP	6.690%	12/20/2012	1,000	(107)	0	(107)
CMBX.NA AAA 3 Index	GSC	0.080%	12/13/2049	3,290	(981)	(504)	(477)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	9,900	(2,949)	(1,581)	(1,368)

					$(4,588)	$(2,085)	$(2,503)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	8,100	$77	$0	$77
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		3,800	174	1	173
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		3,700	179	(10)	189
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		5,500	293	7	286
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		3,400	147	0	147
Pay	1-Month EUR-FRCPXTOB Index	2.261%	07/14/2011	JPM		100	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		7,600	349	0	349
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		32,400	1,643	0	1,643
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		10,700	200	0	200
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		8,100	(132)	0	(132)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		7,200	(101)	0	(101)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	9,400	(258)	(69)	(189)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		44,300	(910)	(12)	(898)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		31,100	(597)	(271)	(326)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		4,900	13	(21)	34
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		3,700	9	(11)	20
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	24	8	16
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		10,100	204	47	157
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$31,200	809	227	582
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		39,500	1,024	207	817
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		6,500	169	(26)	195
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		72,800	1,889	735	1,154
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	BOA		16,200	1,578	1,213	365
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		24,150	(5,260)	(733)	(4,527)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		32,250	(3,837)	611	(4,448)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		10,000	(1,190)	(888)	(302)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		5,100	(607)	(29)	(578)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		17,300	(2,058)	575	(2,633)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		50,700	(6,031)	(811)	(5,220)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,500	(1,389)	381	(1,770)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,900	(13,951)	247	(14,198)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		3,500	(960)	(45)	(915)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		1,100	(153)	(186)	33
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		2,300	(321)	(278)	(43)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		16,800	(5,689)	(181)	(5,508)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		5,700	(1,930)	34	(1,964)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		83,100	(1,880)	(7,093)	5,213
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		1,000	(22)	(61)	39
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		900	(21)	(56)	35
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		4,300	(97)	(201)	104
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		18,700	(8,508)	190	(8,698)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		97,700	(44,448)	(5,303)	(39,145)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		35,200	(16,014)	668	(16,682)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		700	(318)	(57)	(261)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		50,000	(22,747)	(999)	(21,748)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,600	(1,638)	(232)	(1,406)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		56,600	(25,749)	879	(26,628)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	33,100	820	16	804
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		35,200	873	19	854
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		28,600	498	(25)	523
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		4,900	85	(3)	88
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		15,100	263	(17)	280
Pay	6-Month AUD Bank Bill	5.250%	06/15/2011	DUB		89,800	1,866	(113)	1,979
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	12,200	289	(6)	295
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		12,200	289	(6)	295
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		16,700	799	(176)	975
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		14,800	712	(31)	743
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	27,200	329	(279)	608
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		51,900	2,834	878	1,956
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,700	240	(140)	380
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		3,200	164	(98)	262
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		10,900	1,054	91	963
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		2,100	225	(32)	257
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		15,400	1,648	(243)	1,891
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		2,800	344	(62)	406
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		15,200	1,865	138	1,727
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		133,900	16,430	(3,353)	19,783
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		6,000	(560)	122	(682)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,900	(177)	40	(217)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		4,800	(1,049)	149	(1,198)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		3,900	(1,233)	(310)	(923)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	RBS		36,100	(11,407)	(423)	(10,984)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		2,100	(940)	(214)	(726)
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	53,000	107	0	107
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		62,300	(21)	33	(54)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		20,400	7	0	7
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP		$24,000	(1,407)	260	(1,667)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		11,600	(1,956)	447	(2,403)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	7,500	840	0	840
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		900	102	4	98
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,900	431	9	422
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		4,000	512	0	512
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		2,100	45	0	45
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		$5,000	805	0	805
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		37,600	5,599	0	5,599
Pay	USD-CPI Urban Consumers Index	3.065%	03/14/2018	MSC		50,000	7,891	0	7,891

							$(128,813)	$(14,868)	$(113,945)

(i) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$5,200	$55	$173
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,900	42	130
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,700	29	90
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,600	146	453
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	7,200	76	294

							$348	$1,140

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 01/01/2039	$72.000	01/06/2009	$8,500	$1	$0
Put - OTC Fannie Mae 5.500% due 01/01/2039	70.000	01/06/2009	178,000	21	0
Put - OTC Fannie Mae 6.500% due 01/01/2039	70.000	01/06/2009	14,900	2	0

				$24	$0

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/16/2009	305	$52	$46

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$28,000	$214	$302
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,100	28	95
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	29	111
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	6,200	44	67
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	10,000	322	1,650
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	322	49
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,300	43	160
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	38,800	815	2,867
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	10,800	103	118
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	30	111
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	22,800	573	1,691
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	22,400	159	245
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,500	147	555
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,400	73	318
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	10,000	314	1,650
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	314	49

							$3,530	$10,038

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	5.000%	01/01/2039	$55,700	$56,924	$56,875
Fannie Mae	6.000%	01/01/2023	2,800	2,866	2,904
Freddie Mac	4.500%	01/01/2023	500	504	511
Freddie Mac	6.000%	02/01/2038	5,300	5,447	5,443
Freddie Mac	6.000%	01/01/2039	5,300	5,426	5,466
Ginnie Mae	5.500%	01/01/2039	100	100	103
Ginnie Mae	6.500%	01/01/2039	500	515	520
Treasury Inflation Protected Securities	1.750%	01/15/2028	47,006	44,158	43,579
Treasury Inflation Protected Securities	2.000%	01/15/2026	275,307	244,422	261,972
Treasury Inflation Protected Securities	2.375%	01/15/2025	34,044	34,556	33,485
U.S. Treasury Notes	4.000%	02/15/2015	2,800	2,911	2,983
U.S. Treasury Notes	4.250%	11/15/2013	12,400	14,043	14,134
U.S. Treasury Notes	4.250%	11/15/2017	9,760	10,963	11,193
U.S. Treasury Notes	4.750%	08/15/2017	17,100	19,857	20,314

				$442,692	$459,482

(6)	Market value includes $3,176 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	3,639	01/2009	$184	$0	$184
Sell		CITI	1,411	01/2009	0	(68)	(68)
Sell		MSC	600	01/2009	0	(13)	(13)
Sell		RBS	760	01/2009	0	(15)	(15)
Sell	BRL	BCLY	6,542	02/2009	0	(212)	(212)
Buy		UBS	10,165	02/2009	0	(307)	(307)
Sell	CHF	MSC	1,305	03/2009	0	(131)	(131)
Buy	CNY	BCLY	25,662	05/2009	0	(3)	(3)
Buy		DUB	35,562	07/2009	0	(397)	(397)
Buy		HSBC	12,536	07/2009	0	(115)	(115)
Buy		JPM	19,344	07/2009	0	(215)	(215)
Buy		BCLY	54,087	09/2009	0	(242)	(242)
Buy		CITI	12,479	09/2009	0	(16)	(16)
Buy		HSBC	50,512	09/2009	0	(216)	(216)
Buy	EUR	BCLY	5,283	01/2009	711	0	711
Sell		RBS	17,820	01/2009	0	(2,244)	(2,244)
Sell	GBP	BCLY	4,990	01/2009	231	0	231
Sell		CITI	4,541	01/2009	204	0	204
Buy		RBS	339	01/2009	0	(20)	(20)
Sell		UBS	4,027	01/2009	183	0	183
Sell	JPY	BCLY	1,706,142	01/2009	0	(914)	(914)
Sell		BNP	20,997	01/2009	0	(12)	(12)
Sell		CITI	1,679,411	01/2009	0	(852)	(852)
Buy		HSBC	387,614	01/2009	129	0	129
Sell		HSBC	2,352,178	01/2009	0	(1,148)	(1,148)
Sell		RBS	127,153	01/2009	0	(37)	(37)
Sell		UBS	793,366	01/2009	0	(428)	(428)
Buy	MXN	CITI	6,514	05/2009	0	(143)	(143)
Sell	MYR	DUB	5,693	02/2009	0	(11)	(11)
Buy		JPM	5,574	02/2009	0	(135)	(135)
Sell	PLN	CITI	14,098	05/2009	0	(97)	(97)
Buy		HSBC	14,904	05/2009	0	(1,630)	(1,630)
Buy	RUB	BCLY	2,689	05/2009	0	(2)	(2)
Sell		BCLY	4,098	05/2009	4	0	4
Buy		JPM	1,409	05/2009	0	(11)	(11)
Buy	SGD	CITI	2,598	04/2009	20	0	20
Buy		DUB	1,653	04/2009	25	0	25
Buy		HSBC	644	04/2009	6	0	6
Buy		RBS	1,090	04/2009	14	0	14
Buy		UBS	814	04/2009	14	0	14
Buy		HSBC	983	07/2009	2	0	2

					$1,727	$(9,634)	$(7,907)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$1,275	$9,257,526	$0	$9,258,801
Short Sales, at value	0	(459,482)	0	(459,482)
Other Financial Instruments++	41,127	(139,200)	19,049	(79,024)

Total	$42,402	$8,658,844	$19,049	$8,720,295

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized gain/(loss)	Total unrealized appreciation/ (depreciation)	Net transfers in/(out) of Level 3	Ending balance at 12/31/2008
Investments, at value	$1,026	$(10)	$0	$0	$(5)	$(1,011)	$0
Other Financial Instruments++	890	0	0	0	18,159	0	19,049

Total	$1,916	$(10)	$0	$0	$18,154	$(1,011)	$19,049

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
6.000% due 08/03/2012		$43,237	$22,730
Ford Motor Co.
5.000% due 12/16/2013		4,900	1,997
Georgia-Pacific Corp.
2.082% due 12/20/2012		810	666
2.760% due 12/20/2012		949	779
3.689% due 12/20/2012		11,333	9,312

Total Bank Loan Obligations (Cost $59,670)			35,484

CORPORATE BONDS & NOTES 28.9%
Banking & Finance 22.8%
Allstate Life Global Funding II
2.822% due 05/21/2010		100,500	89,828
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		46,400	45,719
Allstate Life Global Funding Trusts CPI Linked Bond
5.990% due 03/01/2010		9,708	8,718
American Express Bank FSB
1.459% due 06/12/2009		3,000	2,921
5.500% due 04/16/2013		16,300	15,454
6.000% due 09/13/2017		25,600	24,015
American Express Centurion Bank
6.000% due 09/13/2017		26,600	24,953
American Express Co.
7.000% due 03/19/2018		25,830	26,162
8.150% due 03/19/2038		7,370	8,477
American General Finance Corp.
6.900% due 12/15/2017		5,000	2,167
American Honda Finance Corp.
2.275% due 06/20/2011		151,200	147,412
American International Group, Inc.
3.548% due 01/29/2010		6,300	5,670
4.612% due 10/18/2011		7,100	5,108
5.450% due 05/18/2017		600	397
5.850% due 01/16/2018		14,400	9,667
8.175% due 05/15/2058		26,700	10,400
8.250% due 08/15/2018		23,100	16,932
ANZ National International Ltd.
6.200% due 07/19/2013		33,900	32,832
Bank of America Corp.
2.047% due 09/18/2009		800	790
2.826% due 11/06/2009		100	98
5.650% due 05/01/2018		12,500	12,597
8.000% due 12/29/2049		15,500	11,165
8.125% due 12/29/2049		87,000	65,185
Bank of America N.A.
2.047% due 06/23/2010		8,600	8,396
Bank of Ireland
1.898% due 12/18/2009		200	199
Barclays Bank PLC
5.450% due 09/12/2012		70,800	71,759
6.050% due 12/04/2017		19,600	17,320
7.434% due 09/29/2049		8,700	4,404
7.700% due 04/29/2049		8,900	5,898
Bear Stearns Cos. LLC
6.400% due 10/02/2017		5,000	5,205
6.950% due 08/10/2012		46,870	48,716
7.250% due 02/01/2018		22,000	24,149
BNP Paribas
2.660% due 06/04/2010		2,600	2,514
Brookfield Asset Management, Inc.
5.800% due 04/25/2017		7,500	6,522
C10 Capital SPV Ltd.
6.722% due 12/31/2049		6,000	2,860
Caelus Re Ltd.
8.452% due 06/07/2011		3,900	3,727
Calabash Re Ltd.
10.396% due 01/08/2010		4,900	4,811
12.896% due 01/08/2010		2,500	2,465
Capital One Financial Corp.
6.750% due 09/15/2017		28,000	27,164
Caterpillar Financial Services Corp.
1.991% due 06/25/2010		135,000	131,270
2.216% due 06/24/2011		9,700	8,678
4.370% due 10/09/2009		1,000	981
Charter One Bank N.A.
3.585% due 04/24/2009		1,500	1,478
Chubb Corp.
5.750% due 05/15/2018		3,000	2,886
CIT Group, Inc.
2.269% due 08/17/2009		600	577
Citigroup Capital XXI
8.300% due 12/21/2057		15,100	11,672
Citigroup Funding, Inc.
0.474% due 04/23/2009		7,100	7,018
3.556% due 05/07/2010		64,000	60,700
Citigroup, Inc.
3.505% due 01/30/2009		9,800	9,803
5.500% due 04/11/2013		23,400	22,805
6.125% due 05/15/2018		34,400	34,844
6.500% due 08/19/2013		10,000	10,101
8.400% due 04/29/2049		93,000	61,523
Commonwealth Bank of Australia
1.916% due 06/08/2009		100	100
Countrywide Financial Corp.
5.800% due 06/07/2012		5,000	4,877
Countrywide Home Loans, Inc.
5.625% due 07/15/2009		10,000	9,957
Credit Suisse New York
5.000% due 05/15/2013		22,200	21,387
Credit Suisse USA, Inc.
2.298% due 11/20/2009		100	96
Danske Bank A/S
5.914% due 12/29/2049		4,000	2,115
DnB NOR Bank ASA
4.889% due 10/13/2009		200	200
Foundation Re II Ltd.
8.899% due 11/26/2010		10,300	9,975
General Electric Capital Corp.
1.816% due 09/28/2011		10,300	9,051
2.538% due 05/08/2013		27,300	22,267
3.565% due 10/26/2009		100	97
5.875% due 01/14/2038		25,000	24,556
Goldman Sachs Group, Inc.
1.566% due 06/28/2010		20,000	18,617
1.588% due 06/23/2009		50,000	48,750
1.766% due 06/28/2010		500	458
2.229% due 11/16/2009		2,000	1,916
4.734% due 10/07/2011		17,607	15,623
5.950% due 01/18/2018		7,500	7,123
6.150% due 04/01/2018		22,600	21,755
6.750% due 10/01/2037		65,400	53,244
HBOS PLC
6.750% due 05/21/2018		34,800	30,678
HCP, Inc.
6.300% due 09/15/2016		2,000	986
6.700% due 01/30/2018		5,000	2,401
HSBC Bank USA N.A.
2.329% due 06/10/2009		900	893
HSBC Finance Corp.
2.638% due 05/10/2010		2,400	2,170
HSBC Finance Corp. CPI Linked Bond
5.000% due 02/10/2009		2,000	1,962
International Lease Finance Corp.
6.625% due 11/15/2013		10,500	7,081
John Deere Capital Corp.
2.939% due 06/10/2011		4,000	3,653
JPMorgan Chase & Co.
0.521% due 06/26/2009		100	99
1.546% due 06/25/2010		500	482
6.400% due 05/15/2038		11,300	13,416
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		4,000	3,385
Kamp Re 2005 Ltd.
1.295% due 12/14/2010 (a)		4,217	295
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		10,200	969
6.200% due 09/26/2014 (a)		3,900	390
6.875% due 05/02/2018 (a)		32,405	3,240
7.000% due 09/27/2027 (a)		4,500	450
7.500% due 05/11/2038 (a)		5,000	0
Longpoint Re Ltd.
7.246% due 05/08/2010		11,200	10,939
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,500	2,230
Merna Reinsurance Ltd.
2.109% due 07/07/2010		28,900	26,019
Merrill Lynch & Co., Inc.
2.290% due 12/04/2009		13,130	12,603
4.485% due 05/12/2010		2,300	2,217
5.450% due 02/05/2013		8,000	7,697
6.400% due 08/28/2017		26,900	26,995
6.875% due 04/25/2018		90,300	94,619
Metropolitan Life Global Funding I
2.189% due 05/17/2010		1,700	1,525
2.216% due 06/25/2010		138,400	124,377
5.125% due 04/10/2013		14,800	13,803
5.194% due 04/13/2009		800	792
Morgan Stanley
1.986% due 05/07/2010		10,000	9,351
2.556% due 05/07/2009		11,320	11,136
4.232% due 05/14/2010		27,300	25,421
4.752% due 01/18/2011		17,600	14,993
6.000% due 04/28/2015		51,200	44,227
6.625% due 04/01/2018		60,000	52,724
6.750% due 04/15/2011		7,000	6,891
National Australia Bank Ltd.
2.838% due 02/08/2010		1,900	1,902
5.350% due 06/12/2013		29,200	28,170
Osiris Capital PLC
9.752% due 01/15/2010		1,700	1,675
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	10,439
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		3,000	2,743
6.250% due 05/06/2018		19,200	16,205
Pricoa Global Funding I
3.010% due 06/04/2010		100,900	89,095
Prudential Financial, Inc.
6.100% due 06/15/2017		2,000	1,643
6.890% due 06/10/2013		32,500	22,934
Rabobank Nederland NV
2.639% due 05/19/2010		40,000	39,865
4.772% due 01/15/2009		11,500	11,510
Residential Reinsurance 2007 Ltd.
9.452% due 06/07/2010		5,500	5,387
12.452% due 06/07/2010		20,000	19,562
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		6,200	5,295
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		9,900	6,306
SLM Corp.
3.675% due 07/27/2009		1,800	1,697
3.695% due 07/26/2010		1,000	854
6.990% due 02/01/2014		1,000	529
Sovereign Bancorp, Inc.
2.500% due 06/15/2012		18,200	18,485
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		3,300	2,437
8.700% due 08/07/2018		22,200	14,315
UBS AG
5.750% due 04/25/2018		67,100	61,006
5.875% due 12/20/2017		13,900	12,791
Ventas Realty LP
6.750% due 06/01/2010		100	95
Vita Capital Ltd.
4.782% due 01/01/2010		3,500	3,370
5.282% due 01/01/2010		5,000	4,827
Vita Capital III Ltd.
5.002% due 01/01/2012		7,900	7,115
Wachovia Bank N.A.
2.287% due 12/02/2010		31,400	29,208
3.032% due 05/14/2010		41,800	40,140
Wachovia Corp.
5.500% due 05/01/2013		88,300	87,397
7.980% due 02/28/2049		8,100	6,923
Wells Fargo & Co.
1.558% due 03/23/2010		700	686
4.375% due 01/31/2013		17,100	16,760
5.625% due 12/11/2017		1,200	1,254
Wells Fargo Capital X
5.950% due 12/15/2036		15,000	12,896
Wells Fargo Capital XIII
7.700% due 12/29/2049		16,400	13,547

			2,599,448

Industrials 4.8%
American Standard, Inc.
5.500% due 04/01/2015		6,000	5,795
Amgen, Inc.
5.850% due 06/01/2017		9,000	9,310
6.150% due 06/01/2018		11,500	12,220
AutoZone, Inc.
6.500% due 01/15/2014		5,000	4,472
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,500	2,404
C8 Capital SPV Ltd.
6.640% due 12/29/2049		7,100	3,607
Cardinal Health, Inc.
6.000% due 06/15/2017		6,195	5,659
Cisco Systems, Inc.
2.233% due 02/20/2009		200	200
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,157
ConocoPhillips Australia Funding Co.
4.420% due 04/09/2009		1,140	1,139
Con-way, Inc.
7.250% due 01/15/2018		10,000	6,936
CSX Corp.
6.250% due 03/15/2018		5,000	4,607
EchoStar DBS Corp.
6.375% due 10/01/2011		2,000	1,865
Enterprise Products Operating LLC
6.500% due 01/31/2019		15,300	12,895
Erac USA Finance Co.
6.375% due 10/15/2017		5,000	3,475
Gaz Capital S.A.
7.343% due 04/11/2013		5,800	4,727
8.146% due 04/11/2018		7,900	5,609
General Mills, Inc.
4.189% due 01/22/2010		600	576
GlaxoSmithKline Capital, Inc.
2.800% due 05/13/2010		67,700	65,497
HJ Heinz Co.
5.350% due 07/15/2013		7,500	7,448
Home Depot, Inc.
5.400% due 03/01/2016		2,500	2,241
Honeywell International, Inc.
3.585% due 07/27/2009		5,000	4,971
Hospira, Inc.
5.900% due 06/15/2014		2,500	2,213
International Business Machines Corp.
4.096% due 07/28/2011		40,600	38,550
International Paper Co.
5.250% due 04/01/2016		14,250	9,637
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		1,500	1,568
Kraft Foods, Inc.
6.000% due 02/11/2013		13,200	13,426
6.125% due 02/01/2018		19,200	18,846
6.125% due 08/23/2018		6,700	6,617
Kroger Co.
6.400% due 08/15/2017		5,000	5,051
Lafarge S.A.
6.500% due 07/15/2016		5,000	3,378
Ltd. Brands, Inc.
6.900% due 07/15/2017		3,200	1,945
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	2,230
5.875% due 01/15/2013		2,000	1,409
5.900% due 12/01/2016		10,000	6,080
7.450% due 07/15/2017		3,000	1,739
7.875% due 07/15/2015		10,000	7,211
Marriott International, Inc.
5.810% due 11/10/2015		5,000	3,507
Masco Corp.
5.850% due 03/15/2017		8,000	5,182
Mattel, Inc.
5.625% due 03/15/2013		20,000	17,677
Motorola, Inc.
6.000% due 11/15/2017		4,000	2,160
National Semiconductor Corp.
6.600% due 06/15/2017		12,000	8,505
New Albertson’s, Inc.
6.950% due 08/01/2009		1,000	983
Nucor Corp.
5.750% due 12/01/2017		4,000	3,960
PPG Industries, Inc.
6.650% due 03/15/2018		10,000	9,867
President and Fellows of Harvard College
6.000% due 01/15/2019		12,700	13,778
Rexam PLC
6.750% due 06/01/2013		13,600	12,045
Reynolds American, Inc.
2.696% due 06/15/2011		1,500	1,215
7.250% due 06/01/2012		15,000	13,929
7.250% due 06/01/2013		10,000	8,984
Rockies Express Pipeline LLC
5.100% due 08/20/2009		800	801
Rohm & Haas Co.
5.600% due 03/15/2013		7,000	6,765
RPM International, Inc.
6.500% due 02/15/2018		8,550	7,759
RR Donnelley & Sons Co.
4.950% due 04/01/2014		17,000	12,900
Ryder System, Inc.
6.000% due 03/01/2013		1,100	902
7.200% due 09/01/2015		9,000	7,934
SCA Finans AB
4.500% due 07/15/2015		6,000	4,288
Sealed Air Corp.
5.625% due 07/15/2013		10,000	8,271
Sheraton Holding Corp.
7.375% due 11/15/2015		10,000	6,007
Spectra Energy Capital LLC
5.668% due 08/15/2014		10,000	8,781
6.200% due 04/15/2018		15,000	13,038
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	2,072
Suncor Energy, Inc.
6.100% due 06/01/2018		7,900	6,819
Target Corp.
6.000% due 01/15/2018		6,000	5,819
Time Warner, Inc.
2.405% due 11/13/2009		1,600	1,540
Tyco Electronics Group S.A.
6.550% due 10/01/2017		4,000	3,367
Tyco International Finance S.A.
6.000% due 11/15/2013		8,000	7,514
Tyco International Ltd.
7.000% due 12/15/2019		12,000	9,875
Union Pacific Corp.
5.650% due 05/01/2017		5,000	4,805
UnitedHealth Group, Inc.
4.875% due 02/15/2013		2,300	2,149
6.875% due 02/15/2038		3,750	3,293
Viacom, Inc.
6.125% due 10/05/2017		4,000	3,321
6.250% due 04/30/2016		7,500	6,225
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		16,100	17,847
Whirlpool Corp.
6.500% due 06/15/2016		6,000	4,735

			546,329

Utilities 1.3%
AT&T, Inc.
2.959% due 02/05/2010		500	483
6.300% due 01/15/2038		1,100	1,167
CenturyTel, Inc.
6.000% due 04/01/2017		10,803	7,790
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		5,000	4,060
CMS Energy Corp.
7.750% due 08/01/2010		7,845	7,764
Constellation Energy Group, Inc.
4.550% due 06/15/2015		2,200	1,673
Deutsche Telekom International Finance BV
6.750% due 08/20/2018		16,000	16,253
Embarq Corp.
7.082% due 06/01/2016		4,600	3,547
Enel Finance International S.A.
5.700% due 01/15/2013		57,100	52,613
FirstEnergy Corp.
6.450% due 11/15/2011		2,500	2,364
Midwest Generation LLC
8.300% due 07/02/2009		5,444	5,417
NiSource Finance Corp.
2.723% due 11/23/2009		200	180
PPL Energy Supply LLC
6.300% due 07/15/2013		5,000	4,634
Public Service Electric & Gas Co.
2.974% due 03/12/2010		1,000	989
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		9,550	9,407
7.250% due 02/15/2011		2,450	2,070
Qwest Corp.
8.875% due 03/15/2012		300	279
Sempra Energy
6.150% due 06/15/2018		4,500	4,101
Telecom Italia Capital S.A.
6.999% due 06/04/2018		10,700	8,694
Verizon Communications, Inc.
5.500% due 04/01/2017		5,000	4,847
6.100% due 04/15/2018		8,600	8,584

			146,916

Total Corporate Bonds & Notes (Cost $3,644,754)			3,292,693

MUNICIPAL BONDS & NOTES 0.9%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	777
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		2,500	2,032
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		2,500	2,131
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		3,065	3,059
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.387% due 01/01/2014		1,395	959
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024		7,455	6,059
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037		6,700	5,680
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	2,309
5.125% due 06/01/2047		700	350
5.750% due 06/01/2047		6,400	3,569
Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029		4,200	3,957
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		200	190
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032		1,100	1,032
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		1,200	1,126
4.500% due 07/01/2024		2,000	1,811
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025		1,400	1,250
4.500% due 01/01/2028		1,700	1,471
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		500	432
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037		1,200	1,102
5.000% due 06/15/2038		8,100	7,579
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034		200	112
5.875% due 06/01/2047		10,200	5,550
6.000% due 06/01/2042		8,900	5,069
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		46,600	1,641
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		2,285	1,880
6.125% due 06/01/2032		740	511
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		1,000	918
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		6,900	6,350
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,221
Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024		1,100	1,051
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		385	317
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038		17,600	15,872
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		13,505	7,740
Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 11/01/2022		9,990	4,366

Total Municipal Bonds & Notes (Cost $124,993)			100,473

U.S. GOVERNMENT AGENCIES 46.5%
Fannie Mae
0.531% due 07/25/2037		6,195	5,487
0.601% due 03/25/2036		2,835	2,415
0.611% due 04/25/2035		122	111
0.671% due 10/27/2037		13,500	11,483
0.821% due 07/25/2021 - 05/25/2042		355	349
3.678% due 06/01/2043 - 10/01/2044		5,227	5,157
3.849% due 07/01/2035		404	397
3.914% due 06/01/2033		256	252
4.170% due 08/01/2035		392	387
4.447% due 04/01/2027		122	122
4.649% due 01/01/2035		45	46
4.665% due 05/25/2035		171	176
4.703% due 05/01/2035		1,204	1,211
4.973% due 10/01/2031		348	344
5.000% due 06/25/2027 - 02/01/2039		615,305	627,548
5.000% due 12/01/2036 (g)		15,505	15,855
5.057% due 09/01/2034		275	276
5.076% due 11/01/2033		61	62
5.104% due 04/01/2035		798	801
5.131% due 12/01/2036		397	397
5.192% due 10/01/2033		29	29
5.308% due 02/01/2034 - 09/01/2034		458	459
5.379% due 04/01/2033		1,064	1,063
5.400% due 02/01/2032		8	8
5.416% due 04/01/2032		141	143
5.500% due 02/01/2033 - 01/01/2039		1,015,690	1,041,350
5.500% due 01/01/2035 - 09/01/2038 (g)		1,828,149	1,876,515
5.500% due 02/01/2038 (g)(h)		83,972	86,193
5.504% due 05/01/2036		387	394
5.950% due 02/25/2044		44	44
6.000% due 12/01/2028 - 01/01/2039		579,672	597,508
6.000% due 02/01/2037 - 08/01/2038 (g)		266,743	274,930
6.077% due 02/17/2009		10,000	10,000
6.500% due 04/01/2014 - 10/01/2038		164,323	170,914
6.500% due 11/01/2037 - 11/01/2038 (g)		107,081	111,355
Federal Housing Administration
7.430% due 12/01/2020		66	67
Freddie Mac
0.731% due 08/25/2031		630	564
0.751% due 09/25/2031		1,471	1,369
1.345% due 07/15/2019 - 10/15/2020		732	710
1.425% due 02/15/2019		614	590
1.465% due 01/15/2037		386	371
1.545% due 12/15/2030		5,324	5,235
3.678% due 10/25/2044		7,273	6,976
3.679% due 02/25/2045		236	213
3.878% due 07/25/2044		586	529
4.500% due 05/15/2017 - 07/15/2020		2,191	2,179
5.000% due 12/14/2018 - 01/15/2024		23,927	24,801
5.129% due 06/01/2033		763	770
5.240% due 03/01/2034		2,259	2,265
5.250% due 08/15/2011		2,329	2,375
5.300% due 01/09/2012		30,000	30,023
5.476% due 01/01/2034		1,197	1,217
5.500% due 05/15/2016 - 01/01/2039		142,794	146,160
5.500% due 07/01/2038 (g)		17,727	18,165
5.799% due 01/01/2034		649	654
6.000% due 05/01/2035 - 07/01/2038		2,266	2,338
6.000% due 10/01/2036 (g)		19,364	19,994
6.500% due 01/25/2028		59	64
6.594% due 10/01/2036		500	509
6.671% due 09/01/2036		441	448
6.720% due 07/01/2036		412	416
7.000% due 10/15/2030		229	237
Ginnie Mae
1.440% due 06/16/2031 - 03/16/2032		141	138
4.625% due 07/20/2035		107	104
4.750% due 12/20/2035		2,015	1,955
6.000% due 03/15/2029 - 11/15/2038		164,124	169,664
6.500% due 05/15/2028 - 09/20/2038		2,530	2,644
Small Business Administration
5.490% due 03/01/2028		4,036	4,145
5.902% due 02/10/2018		6,039	6,170

Total U.S. Government Agencies (Cost $5,189,284)			5,297,840

U.S. TREASURY OBLIGATIONS 111.6%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		103	98
0.875% due 04/15/2010 (g)		262,707	246,986
1.625% due 01/15/2015 (g)		316,664	293,756
1.625% due 01/15/2018		201,961	191,752
1.750% due 01/15/2028		67,219	62,125
1.875% due 07/15/2013		1,148,121	1,081,297
1.875% due 07/15/2015 (g)		699,228	660,716
2.000% due 04/15/2012 (g)		412,996	402,865
2.000% due 01/15/2014 (g)		949,467	899,918
2.000% due 07/15/2014 (g)		525,157	496,807
2.000% due 01/15/2016 (g)		415,730	398,256
2.000% due 01/15/2026 (g)		615,732	580,183
2.375% due 04/15/2011 (g)		205,094	200,368
2.375% due 01/15/2017		86,551	85,895
2.375% due 01/15/2025 (g)		1,309,390	1,287,296
2.375% due 01/15/2027		212,066	213,109
2.500% due 07/15/2016		357,646	354,935
2.625% due 07/15/2017		491,324	503,646
3.000% due 07/15/2012		765,006	750,005
3.375% due 01/15/2012		67,712	67,004
3.375% due 04/15/2032		17,087	21,075
3.500% due 01/15/2011		507,956	498,710
3.625% due 04/15/2028		957,204	1,140,643
3.875% due 04/15/2029 (g)		1,002,238	1,238,156
4.250% due 01/15/2010 (g)		396,229	389,264
U.S. Treasury Notes
2.500% due 03/31/2013		44,400	46,884
3.125% due 04/30/2013		47,700	48,870
4.000% due 02/15/2015		17,200	18,952
4.500% due 02/15/2016		108,600	127,427
4.750% due 05/15/2014		201,500	235,314
4.750% due 08/15/2017		110,300	129,482
4.875% due 05/31/2011		50,000	53,067

Total U.S. Treasury Obligations (Cost $12,461,700)			12,724,861

MORTGAGE-BACKED SECURITIES 3.3%
American Home Mortgage Assets
0.661% due 05/25/2046		947	374
0.661% due 09/25/2046		1,247	497
0.681% due 10/25/2046		22,827	7,992
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		10,000	7,345
5.745% due 02/10/2051		10,000	7,237
Banc of America Funding Corp.
4.622% due 02/20/2036		37,707	32,138
5.753% due 10/25/2036		900	577
5.837% due 01/25/2037		700	337
5.888% due 04/25/2037		500	321
6.124% due 01/20/2047		476	256
Banc of America Large Loan, Inc.
1.705% due 08/15/2029		779	550
BCAP LLC Trust
0.641% due 01/25/2037		17,067	7,005
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		7,379	6,196
4.125% due 03/25/2035		33,037	27,257
4.550% due 08/25/2035		11,283	9,279
4.558% due 11/25/2030		245	220
4.853% due 01/25/2035		6,649	4,548
5.046% due 02/25/2034		387	248
5.176% due 01/25/2034		2,625	1,675
5.451% due 01/25/2034		1,531	1,075
5.472% due 05/25/2047		5,995	3,477
5.729% due 02/25/2036		1,126	603
Bear Stearns Alt-A Trust
5.364% due 05/25/2035		209	145
5.441% due 08/25/2036		900	367
5.495% due 09/25/2035		298	139
5.667% due 08/25/2036		1,095	509
5.752% due 11/25/2036		3,204	1,495
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		3	3
Chase Mortgage Finance Corp.
4.884% due 02/25/2037		628	491
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		8,572	6,465
4.098% due 08/25/2035		2,277	1,936
4.248% due 08/25/2035		8,767	7,181
4.683% due 03/25/2034		1,089	818
4.900% due 12/25/2035		1,920	1,544
5.664% due 07/25/2046		5,534	2,821
6.014% due 09/25/2037		3,219	1,713
Countrywide Alternative Loan Trust
0.641% due 01/25/2037		1,500	549
0.688% due 02/20/2047		75	31
0.702% due 12/20/2046		13,873	6,050
0.718% due 07/20/2046		18,698	7,685
3.256% due 12/25/2035		3,382	1,665
5.894% due 02/25/2037		15,646	8,440
6.000% due 01/25/2037		9,063	4,897
6.000% due 02/25/2037		363	202
Countrywide Home Loan Mortgage Pass-Through Trust
0.811% due 06/25/2035		10,579	7,192
5.231% due 01/20/2035		789	506
5.418% due 02/25/2047		1,262	552
5.542% due 04/20/2036		1,185	687
5.603% due 03/25/2037		1,216	555
5.610% due 02/20/2036		626	328
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		800	556
CS First Boston Mortgage Securities Corp.
4.490% due 04/25/2034		836	594
4.938% due 12/15/2040		125	122
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		500	204
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.587% due 10/25/2035		824	455
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		1,111	845
First Republic Mortgage Loan Trust
1.495% due 08/15/2032		122	98
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		10,800	10,688
GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036		2,928	2,808
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		58	47
0.741% due 11/25/2045		25	12
GS Mortgage Securities Corp. II
6.624% due 05/03/2018		300	311
GSR Mortgage Loan Trust
4.540% due 09/25/2035		30,637	22,637
Harborview Mortgage Loan Trust
0.698% due 08/21/2036		3,405	1,386
0.821% due 03/19/2036		1,898	810
0.848% due 06/20/2035		942	453
5.169% due 04/19/2034		781	566
Homebanc Mortgage Trust
5.892% due 04/25/2037		1,600	539
Impac CMB Trust
1.371% due 10/25/2033		1,450	1,204
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		1,001	931
Indymac INDA Mortgage Loan Trust
5.909% due 08/25/2036		1,500	717
Indymac INDB Mortgage Loan Trust
0.771% due 11/25/2035		667	303
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		44	40
0.671% due 06/25/2047		6,926	3,037
0.771% due 06/25/2037		1,191	555
5.000% due 08/25/2035		1,534	604
5.339% due 01/25/2036		789	552
5.404% due 09/25/2035		823	393
5.481% due 10/25/2035		684	341
5.948% due 06/25/2036		1,100	616
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049		13,000	9,592
5.794% due 02/12/2051		1,210	883
JPMorgan Mortgage Trust
4.818% due 12/25/2034		343	282
4.876% due 04/25/2035		656	507
5.024% due 02/25/2035		610	459
5.368% due 08/25/2035		1,400	828
5.500% due 10/25/2035		552	340
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		1,800	1,341
Lehman XS Trust
0.551% due 07/25/2046		1,641	1,615
Luminent Mortgage Trust
0.651% due 12/25/2036		4,458	1,805
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		5,855	2,305
3.788% due 11/21/2034		390	379
4.952% due 12/25/2033		1,297	939
5.553% due 12/25/2033		374	274
MASTR Alternative Loans Trust
0.871% due 03/25/2036		2,201	694
Mellon Residential Funding Corp.
1.545% due 11/15/2031		851	652
1.625% due 08/15/2032		565	490
1.635% due 12/15/2030		1,209	965
1.675% due 06/15/2030		627	518
4.379% due 10/20/2029		285	257
Merrill Lynch Floating Trust
1.265% due 06/15/2022		2,593	1,972
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		705	377
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		94	66
1.575% due 03/15/2025		118	84
2.395% due 10/25/2035		53	39
3.352% due 03/25/2030		213	139
3.815% due 11/25/2029		144	95
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		600	418
Nomura Asset Acceptance Corp.
5.549% due 02/25/2036		854	382
5.820% due 03/25/2047		1,200	819
6.138% due 03/25/2047		1,100	593
Provident Funding Mortgage Loan Trust
4.295% due 04/25/2034		204	195
4.500% due 08/25/2033		248	183
Residential Accredit Loans, Inc.
0.651% due 06/25/2046		25,141	10,301
0.751% due 12/25/2045		3,975	1,844
5.669% due 09/25/2035		1,118	619
Residential Asset Securitization Trust
0.871% due 01/25/2046		214	96
0.921% due 12/25/2036		3,021	1,351
6.250% due 10/25/2036		4,000	1,588
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033		4,318	3,495
Sequoia Mortgage Trust
0.888% due 10/20/2027		423	324
0.908% due 10/20/2027		467	389
0.931% due 10/19/2026		33	26
1.408% due 12/20/2032		502	413
Structured Adjustable Rate Mortgage Loan Trust
3.453% due 01/25/2035		17	7
5.246% due 05/25/2036		1,500	441
5.373% due 11/25/2035		762	412
5.422% due 09/25/2036		1,500	556
5.528% due 08/25/2035		160	83
6.000% due 10/25/2037		1,194	497
Structured Asset Mortgage Investments, Inc.
0.541% due 08/25/2036		27	26
0.591% due 08/25/2036		14,036	5,638
0.601% due 03/25/2037		516	202
0.661% due 07/25/2046		13,238	5,796
0.681% due 04/25/2036		2,885	1,179
0.681% due 05/25/2046		9,696	4,119
0.781% due 12/25/2035		881	417
0.831% due 07/19/2035		534	339
0.911% due 09/19/2032		913	646
0.911% due 10/19/2034		14	8
0.931% due 03/19/2034		935	589
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		1,300	898
Thornburg Mortgage Securities Trust
0.571% due 03/25/2037		801	657
0.581% due 11/25/2046		424	352
0.591% due 09/25/2046		67	56
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		10,918	7,749
1.285% due 09/15/2021		2,745	2,101
WaMu Mortgage Pass-Through Certificates
0.731% due 11/25/2045		10,140	4,991
0.761% due 07/25/2045		100	47
0.761% due 10/25/2045		170	93
0.811% due 01/25/2045		4,181	1,962
1.011% due 12/25/2027		692	574
1.838% due 10/25/2044		1,436	753
2.956% due 03/25/2047		17,583	6,559
3.076% due 12/25/2046		7,867	2,956
3.456% due 11/25/2042		5	4
3.656% due 06/25/2042		558	409
4.229% due 03/25/2034		594	488
4.269% due 07/25/2046		62	52
4.375% due 02/27/2034		2,974	2,414
4.585% due 04/25/2035		2,600	2,438
4.639% due 03/25/2035		727	478
4.919% due 08/25/2035		8,268	6,277
5.102% due 12/25/2035		1,874	1,513
5.339% due 01/25/2037		5,983	3,379
5.526% due 04/25/2037		4,236	2,238
5.605% due 12/25/2036		3,791	2,196
5.612% due 03/25/2033		169	169
5.653% due 05/25/2037		9,189	6,183
5.706% due 02/25/2037		11,288	6,172
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.226% due 05/25/2046		4,230	1,810

Total Mortgage-Backed Securities (Cost $499,211)			374,453

ASSET-BACKED SECURITIES 5.3%
ACE Securities Corp.
0.551% due 10/25/2036		135	129
American Express Credit Account Master Trust
2.145% due 08/15/2012		11,600	11,070
Argent Securities, Inc.
0.521% due 10/25/2036		1,298	1,239
Asset-Backed Funding Certificates
0.821% due 06/25/2034		1,967	1,018
BA Credit Card Trust
1.775% due 04/15/2013		33,300	30,282
2.395% due 12/16/2013		49,400	43,980
Bear Stearns Asset-Backed Securities Trust
0.801% due 01/25/2036		635	579
0.921% due 03/25/2043		102	99
1.471% due 10/25/2037		2,045	1,679
1.721% due 08/25/2037		4,032	3,419
Bravo Mortgage Asset Trust
0.601% due 07/25/2036		284	279
Capital Auto Receivables Asset Trust
2.115% due 03/15/2011		800	775
Carrington Mortgage Loan Trust
0.521% due 01/25/2037		894	829
Chase Credit Card Master Trust
1.365% due 09/15/2011		3,900	3,832
Chase Issuance Trust
1.215% due 02/15/2012		3,100	3,031
1.215% due 03/15/2013		10,400	9,254
1.235% due 02/15/2013		250	223
1.445% due 09/15/2011		1,600	1,545
1.845% due 11/15/2011		2,300	2,203
1.945% due 08/17/2015		6,000	4,766
3.496% due 09/15/2015		14,000	11,570
Countrywide Asset-Backed Certificates
0.501% due 01/25/2046		57	57
0.521% due 12/25/2046		96	94
0.521% due 06/25/2047		635	582
CS First Boston Mortgage Securities Corp.
0.721% due 01/25/2043		28	25
Daimler Chrysler Auto Trust
4.980% due 02/08/2011		7,097	7,004
Denver Arena Trust
6.940% due 11/15/2019		54	55
Equity One Asset-Backed Securities, Inc.
0.771% due 04/25/2034		162	52
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 12/25/2036		1,069	1,037
Ford Credit Auto Owner Trust
2.095% due 01/15/2011		3,100	3,009
2.615% due 06/15/2012		142,700	129,567
Fremont Home Loan Trust
0.521% due 10/25/2036		1,999	1,816
GSR Mortgage Loan Trust
0.571% due 11/25/2030		5	5
Indymac Residential Asset-Backed Trust
0.601% due 04/25/2047		2,656	2,399
JPMorgan Mortgage Acquisition Corp.
0.531% due 05/25/2037		1,188	931
0.551% due 03/25/2037		1,591	1,369
Lehman XS Trust
0.551% due 06/25/2046		805	781
0.551% due 11/25/2046		39	36
0.561% due 05/25/2046		504	497
MASTR Asset-Backed Securities Trust
0.531% due 11/25/2036		517	483
MBNA Credit Card Master Note Trust
1.295% due 12/15/2011		3,100	3,012
Merrill Lynch Mortgage Investors, Inc.
0.501% due 05/25/2037		319	316
0.521% due 05/25/2037		143	137
0.531% due 04/25/2037		105	104
0.551% due 09/25/2037		1,154	1,086
0.591% due 02/25/2037		659	565
Morgan Stanley ABS Capital I
0.511% due 07/25/2036		34	34
1.271% due 07/25/2037		1,718	1,378
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		1,162	950
6.000% due 07/25/2047		712	320
New Century Home Equity Loan Trust
0.541% due 08/25/2036		305	301
0.641% due 12/25/2035		2,256	2,216
Nomura Asset Acceptance Corp.
0.611% due 01/25/2036		7	5
Park Place Securities, Inc.
0.783% due 10/25/2034		436	313
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047		66	53
Renaissance Home Equity Loan Trust
0.971% due 12/25/2033		1,514	1,152
SACO I, Inc.
0.531% due 05/25/2036		1,686	1,130
Securitized Asset-Backed Receivables LLC Trust
0.601% due 05/25/2037		2,928	1,964
SLM Student Loan Trust
3.535% due 01/25/2018		318	317
5.035% due 04/25/2023		322,400	302,587
Specialty Underwriting & Residential Finance
0.516% due 11/25/2037		653	619
Structured Asset Securities Corp.
0.761% due 01/25/2033		13	10
USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,633
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		531	511
0.721% due 12/25/2035		257	241

Total Asset-Backed Securities (Cost $651,919)			602,554

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
4.428% due 10/04/2011		17,150	17,203

Total Sovereign Issues (Cost $17,137)			17,203

FOREIGN CURRENCY-DENOMINATED ISSUES 5.0%
American International Group, Inc.
8.625% due 05/22/2038	GBP	5,600	2,738
Brazil Government International Bond
10.250% due 01/10/2028	BRL	10,000	3,881
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010		5,400	4,074
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	21,391
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	4,450	3,482
5.500% due 09/15/2066	GBP	12,450	10,843
5.500% due 09/15/2067	EUR	500	393
6.500% due 09/15/2067	GBP	30,600	28,641
Green Valley Ltd.
8.993% due 01/10/2011	EUR	5,100	6,868
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,067,740	29,289
1.100% due 12/10/2016		10,883,860	104,375
1.200% due 06/10/2017		14,632,380	140,181
1.200% due 12/10/2017		13,139,560	125,722
1.400% due 06/10/2018		7,541,250	72,649
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)		1,600,000	2,118
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	5,000	3,162
Silver Arrow S.A.
3.090% due 08/15/2014		5,282	7,236

Total Foreign Currency-Denominated Issues (Cost $586,212)			567,043

	Shares
CONVERTIBLE PREFERRED STOCKS 0.2%
American International Group, Inc.
8.500% due 08/15/2014		157,000	1,334
Bank of America Corp.
7.250% due 08/15/2014		16,000	10,424
Wachovia Corp.
7.500% due 08/15/2014		8,900	6,675

Total Convertible Preferred Stocks (Cost $36,675)			18,433

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 17.4%
Certificates of Deposit 1.2%
UBS AG
2.385% due 07/01/2010		$6,200	6,198
Unicredito Italiano NY
1.640% due 05/18/2009		126,000	126,000

			132,198

Commercial Paper 0.7%
Fannie Mae
0.860% due 01/27/2009		55,800	55,767
Federal Home Loan Bank
0.030% due 01/05/2009		18,800	18,800

			74,567

Repurchase Agreements 5.4%
Deutsche Bank AG
0.200% due 01/23/2009		59,855	59,855
(Dated 12/11/2008. Collateralized by U.S. Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $78,199. Repurchase proceeds are $59,856.)
JPMorgan Chase Bank N.A.
0.000% due 01/12/2009		8,900	8,900
(Dated 12/09/2008. Collateralized by U.S. Treasury Notes 4.000% due 08/15/2018 valued at $9,378. Repurchase proceeds are $8,900.)
0.000% due 01/14/2009		41,476	41,476
(Dated 12/16/2008. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $43,316. Repurchase proceeds are $41,476.)
0.010% due 01/14/2009		34,318	34,318
(Dated 12/16/2008. Collateralized by U.S. Treasury Notes 3.625% due 12/31/2012 valued at $33,850. Repurchase proceeds are $34,318.)
0.020% due 01/02/2009		303,725	303,725
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 4.125% due 10/31/2010 - 05/15/2015 valued at $304,660. Repurchase proceeds are $303,725.)
0.020% due 01/12/2009		60,260	60,260
(Dated 12/17/2008. Collateralized by U.S. Treasury Notes 5.125% due 05/15/2016 valued at $60,637. Repurchase proceeds are $60,260.)
0.060% due 01/05/2009		88,300	88,300
(Dated 01/02/2009. Collateralized by Freddie Mac 4.500% due 01/15/2013 valued at $90,082. Repurchase proceeds are $88,300.)
State Street Bank and Trust Co.
0.010% due 01/02/2009		16,516	16,516
(Dated 12/31/2008. Collateralized by U.S. Treasury Bills 0.000% due 01/15/2009 valued at $16,850. Repurchase proceeds are $16,516.)
UBS Securities LLC
0.050% due 01/05/2009		5,000	5,000
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 5.350% due 06/15/2010 valued at $5,223. Repurchase proceeds are $5,000.)

			618,350

U.S. Cash Management Bills 0.7%
0.529% due 04/29/2009 - 05/15/2009 (b)(d)		83,890	83,405

U.S. Treasury Bills 9.4%
0.170% due 01/02/2009 - 06/11/2009 (b)(d)(e)		1,078,460	1,076,313

Total Short-Term Instruments (Cost $1,987,266)			1,984,833

Purchased Options (j) 0.1%			11,744
(Cost $3,523)
Total Investments 219.6% (Cost $25,262,344)			$25,027,614
Written Options (k) (0.5%) (Premiums $18,050)			(52,513)
Other Assets and Liabilities (Net) (119.1%)			(13,578,652)

Net Assets 100.0%			$11,396,449

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $676,908 and cash of $17,500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $1,390 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(f) Cash of $400 has been pledged as collateral for delayed-delivery securities on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $3,571,651 at a weighted average interest rate of 1.963%. On December 31, 2008, securities valued at $6,943,635 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $8,995 and cash of $59,357 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	851	$5,530
90-Day Euribor June Futures	Long	06/2009	1,665	11,777
90-Day Euribor March Futures	Long	03/2009	281	2,873
90-Day Euribor September Futures	Long	09/2009	1,192	8,167
90-Day Eurodollar December Futures	Long	12/2009	5,002	29,084
90-Day Eurodollar June Futures	Long	06/2009	6,404	39,053
90-Day Eurodollar June Futures	Long	06/2010	2,692	13,076
90-Day Eurodollar March Futures	Long	03/2009	504	2,678
90-Day Eurodollar March Futures	Long	03/2010	6,619	32,709
90-Day Eurodollar September Futures	Long	09/2009	9,363	56,715
90-Day Eurodollar September Futures	Long	09/2010	895	1,442
U.S. Treasury 5-Year Note March Futures	Long	03/2009	72	106
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	167	1,080
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	615
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3,493	28,662
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	7,117
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	696

				$241,380

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	RBS	(1.820%)	12/20/2017	19.921%	$5,000	$2,568	$0	$2,568
American Standard, Inc.	BOA	(0.660%)	06/20/2015	0.600%	6,000	(23)	0	(23)
Amgen, Inc.	DUB	(0.670%)	06/20/2017	0.875%	9,000	135	0	135
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	1.490%	5,000	96	0	96
AutoZone, Inc.	GSC	(0.529%)	12/20/2012	1.500%	4,100	145	0	145
Black & Decker Corp.	BOA	(0.680%)	12/20/2012	1.849%	800	34	0	34
Brookfield Asset Management, Inc.	UBS	(2.180%)	06/20/2017	8.623%	7,500	2,253	0	2,253
Burlington Northern Santa Fe Corp.	BCLY	(0.720%)	06/20/2017	0.971%	2,500	46	0	46
Cardinal Health, Inc.	DUB	(0.740%)	06/20/2017	0.781%	6,195	18	0	18
CenturyTel, Inc.	BCLY	(1.850%)	06/20/2017	1.500%	10,803	(276)	0	(276)
Citigroup, Inc.	DUB	(3.600%)	12/20/2013	1.900%	100	(8)	0	(8)
Clorox Co.	CITI	(0.470%)	12/20/2012	0.850%	2,300	33	0	33
Computer Sciences Corp.	BCLY	(0.870%)	03/20/2018	1.000%	2,500	25	0	25
ConAgra Foods, Inc.	GSC	(0.299%)	12/20/2012	0.659%	4,600	63	0	63
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	4.968%	2,200	417	0	417
Con-way, Inc.	BOA	(1.834%)	03/20/2018	3.160%	10,000	875	0	875
Countrywide Financial Corp.	JPM	(2.670%)	06/20/2012	1.037%	5,000	(276)	0	(276)
CSX Corp.	CSFB	(1.050%)	03/20/2018	1.747%	5,000	259	0	259
Deutsche Telekom International Finance BV	BCLY	(1.140%)	09/20/2018	1.009%	6,000	(78)	0	(78)
Deutsche Telekom International Finance BV	BCLY	(1.180%)	09/20/2018	1.009%	10,000	(162)	0	(162)
Echostar DBS Corp.	GSC	(3.200%)	12/20/2011	0.034%	1,000	4	0	4
Erac USA Finance Co.	GSC	(2.700%)	12/20/2017	7.262%	5,000	1,185	0	1,185
FirstEnergy Corp.	CSFB	(0.500%)	12/20/2011	1.250%	2,500	53	0	53
GMAC LLC	RBS	(4.800%)	09/20/2012	8.183%	10,000	1,005	0	1,005
HCP, Inc.	JPM	(2.830%)	09/20/2016	10.990%	2,000	590	0	590
HCP, Inc.	MSC	(2.260%)	03/20/2018	10.315%	5,000	1,605	0	1,605
H.J. Heinz Co.	JPM	(0.530%)	09/20/2013	0.950%	5,000	91	0	91
Home Depot, Inc.	GSC	(1.920%)	03/20/2016	2.380%	2,500	64	0	64
Hospira, Inc.	MSC	(1.030%)	06/20/2014	0.955%	2,500	(10)	0	(10)
International Lease Finance Corp.	BNP	(1.600%)	12/20/2013	8.340%	2,500	554	0	554
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	8.340%	4,100	909	0	909
International Lease Finance Corp.	JPM	(1.530%)	12/20/2013	8.340%	3,900	874	0	874
Kimberly-Clark Corp.	JPM	(0.320%)	12/20/2012	0.998%	1,000	25	0	25
Kraft Foods, Inc.	BOA	(1.040%)	06/20/2018	0.909%	3,700	(40)	0	(40)
Kraft Foods, Inc.	GSC	(0.860%)	03/20/2018	0.914%	4,000	16	0	16
Kraft Foods, Inc.	GSC	(0.950%)	09/20/2018	0.905%	3,000	(12)	0	(12)
Kraft Foods, Inc.	RBS	(1.130%)	03/20/2018	0.914%	2,000	(34)	0	(34)
Kroger Co.	BOA	(0.900%)	09/20/2017	0.917%	5,000	5	0	5
Lafarge S.A.	BOA	(1.690%)	09/20/2016	7.992%	5,000	1,348	0	1,348
Ltd. Brands, Inc.	BCLY	(4.910%)	09/20/2017	4.898%	1,200	(3)	0	(3)
Ltd. Brands, Inc.	MSC	(3.113%)	09/20/2017	4.898%	2,000	187	0	187
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	7.024%	2,000	281	0	281
Macy’s Retail Holdings, Inc.	DUB	(2.100%)	09/20/2017	5.973%	1,000	188	0	188
Macy’s Retail Holdings, Inc.	DUB	(2.110%)	09/20/2017	5.973%	2,000	376	0	376
Macy’s Retail Holdings, Inc.	JPM	(2.000%)	03/20/2012	7.320%	3,000	400	0	400
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	6.353%	10,000	1,619	0	1,619
Marriott International, Inc.	DUB	(1.880%)	12/20/2015	5.068%	5,000	789	0	789
Marriott International, Inc.	GSC	(0.640%)	12/20/2012	5.295%	2,100	320	0	320
Marsh & McLennan Cos., Inc.	BOA	(1.180%)	09/20/2015	0.795%	2,500	(60)	0	(60)
Masco Corp.	CITI	(1.920%)	03/20/2017	4.205%	8,000	988	0	988
Mattel, Inc.	BOA	(2.450%)	03/20/2013	2.193%	20,000	(233)	0	(233)
Motorola, Inc.	DUB	(2.600%)	12/20/2017	5.780%	4,000	696	0	696
Newell Rubbermaid, Inc.	GSC	(0.319%)	12/20/2012	1.698%	4,200	212	0	212
Nucor Corp.	CSFB	(0.486%)	12/20/2017	1.428%	4,000	281	0	281
Pearson Dollar Finance Two PLC	CITI	(0.570%)	06/20/2013	1.703%	1,500	68	0	68
Pearson Dollar Finance Two PLC	CITI	(0.690%)	06/20/2018	1.413%	3,500	189	0	189
Pearson Dollar Finance Two PLC	DUB	(0.720%)	06/20/2018	1.413%	11,000	569	0	569
Pearson PLC	CITI	(0.900%)	06/20/2013	1.703%	1,500	48	0	48
Pearson PLC	CITI	(1.040%)	06/20/2018	1.413%	3,500	94	0	94
PPG Industries, Inc.	BOA	(0.650%)	03/20/2018	2.550%	10,000	1,339	0	1,339
PPL Energy Supply LLC	HSBC	(1.450%)	09/20/2013	4.846%	5,000	654	0	654
Prudential Financial, Inc.	BCLY	(0.870%)	06/20/2017	6.155%	2,000	544	0	544
Qwest Capital Funding, Inc.	JPM	(3.250%)	09/20/2009	12.389%	12,500	760	0	760
Rexam PLC	BCLY	(1.450%)	06/20/2013	5.742%	10,600	1,584	0	1,584
Rexam PLC	CITI	(1.450%)	06/20/2013	5.742%	3,000	448	0	448
Reynolds American, Inc.	BCLY	(1.100%)	06/20/2012	4.051%	12,500	1,128	0	1,128
Reynolds American, Inc.	DUB	(1.020%)	06/20/2013	4.050%	10,000	1,143	0	1,143
Rohm & Haas Co.	DUB	(0.470%)	03/20/2013	1.363%	7,000	246	0	246
RPM International, Inc.	BOA	(1.030%)	03/20/2018	2.500%	8,550	887	0	887
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	2.974%	1,100	88	0	88
Ryder System, Inc.	BOA	(1.550%)	09/20/2015	2.817%	9,000	621	0	621
SCA Finans AB	DUB	(0.810%)	09/20/2015	2.248%	6,000	462	0	462
Sealed Air Corp.	BCLY	(1.035%)	09/20/2013	5.000%	10,000	1,503	0	1,503
Sempra Energy	BOA	(0.580%)	06/20/2018	1.016%	3,000	104	0	104
Sempra Energy	DUB	(0.550%)	06/20/2018	1.016%	1,500	56	0	56
Spectra Energy Capital LLC	DUB	(0.750%)	09/20/2014	1.870%	10,000	564	0	564
Spectra Energy Capital LLC	DUB	(0.975%)	06/20/2018	1.870%	15,000	1,009	0	1,009
Staples, Inc.	MSC	(0.700%)	12/20/2012	3.657%	400	40	0	40
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%)	03/20/2013	6.986%	3,000	447	0	447
Target Corp.	MSC	(1.200%)	03/20/2018	2.250%	7,000	515	0	515
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	4.178%	3,200	517	0	517
Telecom Italia Capital S.A.	JPM	(1.530%)	06/20/2018	4.178%	7,500	1,220	0	1,220
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	2.227%	4,000	356	0	356
Tyco International Group S.A.	BOA	(0.750%)	12/20/2013	2.348%	8,000	556	0	556
Tyco International Ltd.	BOA	(1.120%)	12/20/2019	2.088%	12,000	944	0	944
Union Pacific Corp.	UBS	(0.810%)	06/20/2017	0.995%	5,000	67	0	67
Verizon Communications, Inc.	GSC	(0.900%)	06/20/2017	1.270%	5,000	132	0	132
Viacom, Inc.	BOA	(1.930%)	06/20/2016	3.579%	2,500	232	0	232
Viacom, Inc.	BOA	(1.110%)	12/20/2017	3.527%	4,000	621	0	621
Viacom, Inc.	DUB	(1.150%)	06/20/2016	3.579%	5,000	687	0	687
Whirlpool Corp.	GSC	(1.060%)	06/20/2016	3.125%	6,000	681	0	681

						$41,540	$0	$41,540

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	5.255%	$10,000	$(1,153)	$0	$(1,153)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	0.986%	5,800	(54)	0	(54)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.510%	2,500	(469)	0	(469)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.510%	3,600	(670)	0	(670)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	10.510%	8,600	(1,612)	0	(1,612)
Ford Motor Credit Co. LLC	UBS	2.560%	06/20/2012	10.659%	1,500	(322)	0	(322)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	3.927%	4,700	(488)	0	(488)
General Electric Capital Corp.	BOA	0.770%	03/20/2009	4.538%	700	(6)	0	(6)
General Electric Capital Corp.	DUB	0.850%	03/20/2009	4.538%	1,900	(15)	0	(15)
GMAC LLC	BCLY	3.050%	09/20/2012	8.183%	3,200	(493)	0	(493)
GMAC LLC	BOA	5.100%	09/20/2012	8.183%	15,000	(1,370)	0	(1,370)
GMAC LLC	BOA	6.300%	09/20/2012	8.183%	1,200	(66)	0	(66)
GMAC LLC	BOA	7.000%	09/20/2012	8.183%	7,000	(234)	0	(234)
GMAC LLC	GSC	3.400%	06/20/2011	8.475%	1,100	(118)	0	(118)
GMAC LLC	GSC	3.050%	09/20/2012	8.183%	11,300	(1,739)	0	(1,739)
GMAC LLC	GSC	6.310%	09/20/2012	8.183%	9,300	(506)	0	(506)
GMAC LLC	JPM	5.400%	09/20/2012	8.183%	3,100	(255)	0	(255)
GMAC LLC	JPM	5.450%	09/20/2012	8.183%	3,100	(250)	0	(250)
GMAC LLC	MLP	6.300%	09/20/2012	8.183%	18,600	(1,018)	0	(1,018)
GMAC LLC	MSC	6.850%	06/20/2012	8.224%	5,700	(210)	0	(210)
GMAC LLC	UBS	3.620%	06/20/2011	8.475%	5,000	(515)	0	(515)
Goldman Sachs Group, Inc.	BCLY	0.770%	09/20/2012	3.017%	7,000	(518)	0	(518)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	3.017%	5,100	(383)	0	(383)
Goldman Sachs Group, Inc.	MSC	0.750%	09/20/2012	3.017%	2,100	(157)	0	(157)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	3.017%	2,000	(147)	0	(147)
SLM Corp.	BCLY	4.000%	03/20/2009	11.543%	5,000	(74)	0	(74)
SLM Corp.	GSC	3.800%	03/20/2009	11.543%	8,000	(123)	0	(123)
SLM Corp.	UBS	4.750%	03/20/2009	11.543%	25,000	(324)	0	(324)

						$(13,289)	$0	$(13,289)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index	BCLY	(2.750%)	06/20/2012	$11,368	$1,920	$518	$1,402
CDX.HY-8 Index	BOA	(2.750%)	06/20/2012	135,877	22,955	4,235	18,720
CDX.HY-8 Index	DUB	(2.750%)	06/20/2012	2,156	364	97	267
CDX.HY-8 Index	JPM	(2.750%)	06/20/2012	48,030	8,114	1,569	6,545
CDX.HY-8 Index	MLP	(2.750%)	06/20/2012	34,534	5,835	939	4,896
CDX.HY-8 Index	UBS	(2.750%)	06/20/2012	31,458	5,315	1,357	3,958
CDX.IG-8 5-Year Index	BCLY	(0.350%)	06/20/2012	25,766	1,559	355	1,204
CDX.IG-8 5-Year Index	BOA	(0.350%)	06/20/2012	12,688	768	162	606
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	219,014	11,128	1,772	9,356
CDX.IG-9 10-Year Index	BOA	(0.800%)	12/20/2017	37,283	1,894	164	1,730
CDX.IG-9 10-Year Index	GSC	(0.800%)	12/20/2017	61,195	3,109	272	2,837
CDX.IG-9 10-Year Index	JPM	(0.800%)	12/20/2017	17,178	873	79	794
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	148,157	7,528	1,925	5,603
CDX.IG-9 10-Year Index 3-7%	GSC	(6.550%)	12/20/2017	22,700	7,402	0	7,402
CDX.IG-10 5-Year Index	DUB	(1.550%)	06/20/2013	228,482	5,134	1,145	3,989
CDX.IG-10 5-Year Index	GSC	(1.550%)	06/20/2013	318,371	7,155	(2,611)	9,766
CDX.IG-10 5-Year Index	MLP	(1.550%)	06/20/2013	235,411	5,290	(1,334)	6,624
CDX.IG-10 5-Year Index	MSC	(1.550%)	06/20/2013	131,077	2,945	(758)	3,703
CDX.IG-10 10-Year Index	BCLY	(1.500%)	06/20/2018	72,127	65	(2,858)	2,923
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	66,270	59	(1,885)	1,944
CDX.IG-11 5-Year Index	MSC	(1.500%)	12/20/2013	77,300	1,508	1,725	(217)
CDX.XO-8 Index	BOA	(1.400%)	06/20/2012	6,400	1,211	260	951

					$102,131	$7,128	$95,003

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	GSC	6.385%	12/20/2012	$10,800	$(1,222)	$0	$(1,222)
CDX.HY-9 Index 25-35%	JPM	6.450%	12/20/2012	15,000	(1,716)	0	(1,716)
CDX.HY-9 Index 25-35%	MLP	6.510%	12/20/2012	10,600	(1,192)	0	(1,192)
CDX.HY-9 Index 25-35%	MLP	6.690%	12/20/2012	8,200	(873)	0	(873)
CDX.HY-9 Index 25-35%	MSC	6.570%	12/20/2012	2,800	(302)	0	(302)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	6,500	(42)	0	(42)
CDX.IG-9 5-Year Index 15-30%	MSC	1.130%	12/20/2012	4,800	1	0	1
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	84,990	(25,324)	(13,398)	(11,926)

					$(30,670)	$(13,398)	$(17,272)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	33,900	$323	$0	$323
Pay	1-Month EUR-FRCPXTOB Index	2.040%	03/15/2010	BCLY		50,000	1,845	0	1,845
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		60,000	2,693	0	2,693
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	2,378	(115)	2,493
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	426	(2)	428
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		22,700	1,208	12	1,196
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,468	0	1,468
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	243	0	243
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		31,400	1,441	0	1,441
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		27,800	1,410	0	1,410
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		40,900	1,412	(85)	1,497
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		72,600	2,443	0	2,443
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,900	155	4	151
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		12,600	376	7	369
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP		5,200	165	11	154
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		5,900	140	0	140
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		6,900	207	0	207
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,000	75	0	75
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,200	60	1	59
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		9,200	228	0	228
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		17,000	724	0	724
Pay	1-Month EUR-FRCPXTOB Index	2.098%	09/28/2012	BNP		33,000	1,045	0	1,045
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		75,000	1,861	46	1,815
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		33,100	(539)	0	(539)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		30,000	(420)	0	(420)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	465	483	(18)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(1,304)	(347)	(957)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		217,600	(4,468)	(19)	(4,449)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		6,000	15	(30)	45
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		427,200	1,119	(1,671)	2,790
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		40,800	107	(118)	225
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	91	30	61
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	1,117	237	880
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	1,514	143	1,371
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		15,900	285	(36)	321
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		468,200	14,033	(145)	14,178
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$421,100	10,924	2,842	8,082
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		594,800	15,431	3,117	12,314
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		684,000	17,745	13,123	4,622
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		122,500	10,706	(1,290)	11,996
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		56,200	4,911	(1,007)	5,918
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		459,200	40,132	(4,969)	45,101
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	BOA		51,500	5,016	3,855	1,161
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		132,225	(28,780)	(373)	(28,407)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		107,850	(23,474)	2,806	(26,280)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		87,300	(19,001)	(3,715)	(15,286)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		134,575	(16,010)	(820)	(15,190)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		11,100	(1,321)	(868)	(453)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		277,400	(33,002)	(4,520)	(28,482)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(28,923)	7,930	(36,853)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(4,917)	178	(5,095)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(822)	(1)	(821)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		77,900	(21,339)	300	(21,639)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(65,880)	1,453	(67,333)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		14,700	(4,026)	(187)	(3,839)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		211,000	(29,486)	(35,138)	5,652
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		14,400	(2,013)	(1,742)	(271)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		59,400	(20,102)	(622)	(19,480)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		182,900	(61,898)	0	(61,898)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		90,400	(2,045)	(5,532)	3,487
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		3,400	(77)	(210)	133
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		35,300	(798)	(1,650)	852
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		305,650	(139,006)	(12,805)	(126,201)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		238,100	(108,285)	(17,447)	(90,838)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		2,900	(1,314)	(237)	(1,077)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		139,050	(63,238)	(12,570)	(50,668)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,300	(4,230)	(598)	(3,632)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		129,550	(58,881)	(1,390)	(57,491)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,000	4,017	80	3,937
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		169,500	4,203	91	4,112
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		53,500	932	(36)	968
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		209,600	3,650	(184)	3,834
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		35,800	623	(22)	645
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		21,900	381	(25)	406
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		530,800	19,122	65	19,057
Pay	6-Month AUD Bank Bill	5.250%	06/15/2011	DUB		83,700	1,740	(105)	1,845
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	3,642	(90)	3,732
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	3,149	(78)	3,227
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		36,100	1,737	(76)	1,813
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	1,465	(1,245)	2,710
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	11,526	(854)	12,380
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	5,197	1,606	3,591
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	2,771	663	2,108
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	2,479	(1,509)	3,988
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	2,795	242	2,553
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	3,792	259	3,533
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	3,385	(136)	3,521
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		21,500	2,301	(390)	2,691
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		11,700	1,435	(292)	1,727
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		26,900	3,336	(592)	3,928
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		191,300	23,473	(1,769)	25,242
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		20,200	2,479	184	2,295
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		10,200	1,252	(255)	1,507
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	(3,959)	933	(4,892)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	(1,802)	407	(2,209)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	(7,866)	1,103	(8,969)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		17,000	(5,372)	(111)	(5,261)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		21,700	(6,857)	(1,616)	(5,241)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		5,800	(1,832)	(460)	(1,372)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	RBS		24,400	(7,710)	(286)	(7,424)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		2,300	(1,030)	(234)	(796)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		33,200	(14,861)	(3,512)	(11,349)
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	210,000	423	0	423
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		476,300	(154)	90	(244)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		11,800	(4)	(2)	(2)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		132,800	42	0	42
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP		$95,500	(5,601)	1,033	(6,634)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		44,800	(7,552)	1,728	(9,280)
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	3,755	0	3,755
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	339	12	327
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	1,313	23	1,290
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	4,450	0	4,450
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	102	0	102
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	361	0	361
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	122	0	122
Pay	USD-CPI Urban Consumers Index	2.790%	10/07/2015	BNP		$50,000	6,597	0	6,597
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		40,000	4,570	0	4,570
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		37,800	6,087	0	6,087
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		6,900	1,027	0	1,027

							$(524,192)	$(79,041)	$(445,151)

(j) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$75.000	02/20/2009	3	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$170,800	$1,879	$6,674
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	23,300	249	776
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	523
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	400
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	1,850
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	1,196

							$3,328	$11,419

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 01/01/2039	$108.531	01/06/2009	$90,000	$10	$0
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	102.813	02/13/2009	93,300	11	104
Call - OTC U.S. Treasury Note 3.625% due 12/31/2012	115.000	02/13/2009	30,700	4	5
Call - OTC U.S. Treasury Note 4.125% due 08/31/2012	114.594	02/13/2009	123,600	14	15
Call - OTC U.S. Treasury Note 4.250% due 08/15/2014	123.000	02/13/2009	97,800	11	28
Call - OTC U.S. Treasury Note 4.750% due 05/15/2014	124.914	02/06/2009	201,500	24	104
Call - OTC U.S. Treasury Note 4.750% due 05/15/2014	124.938	02/13/2009	201,500	24	69
Put - OTC Fannie Mae 5.500% due 01/01/2039	68.031	01/06/2009	142,000	17	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	69.531	01/06/2009	400,000	47	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	70.000	01/06/2009	187,000	22	0
Put - OTC Fannie Mae 6.000% due 02/01/2039	53.000	02/05/2009	5,000	0	0
Put - OTC Fannie Mae 6.500% due 01/01/2039	70.000	01/06/2009	82,800	10	0
Put - OTC Fannie Mae 6.500% due 01/01/2039	86.500	01/06/2009	10,000	1	0

				$195	$325

(k) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/16/2009	821	$139	$123

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$74,000	$1,950	$7,434
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	126,400	942	1,361
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	424
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	493
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	39,000	269	420
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	10,888
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	322
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	642
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	123,300	2,589	9,111
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	32,200	306	353
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	493
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	70,800	1,781	5,252
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	21,600	153	237
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	602	2,283
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	1,297
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	11,053
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	67,000	2,107	327

							$17,911	$52,390

(l) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	4.500%	01/01/2039	$35,000	$35,484	$35,481
Treasury Inflation Protected Securities	0.875%	04/15/2010	124,009	118,199	116,881
U.S. Treasury Notes	2.500%	03/31/2013	44,400	43,445	47,299
U.S. Treasury Notes	2.625%	07/15/2017	78,677	73,805	81,379
U.S. Treasury Notes	3.125%	04/30/2013	47,700	47,902	48,335
U.S. Treasury Notes	4.000%	02/15/2015	17,200	17,880	18,952
U.S. Treasury Notes	4.500%	02/15/2016	108,600	126,617	129,366
U.S. Treasury Notes	4.750%	05/15/2014	201,500	232,967	236,716
U.S. Treasury Notes	4.750%	08/15/2017	110,300	128,081	131,575
U.S. Treasury Notes	4.875%	05/31/2011	50,000	52,997	53,503

				$877,377	$899,487

(6) Market value includes $7,809 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	3,392	01/2009	$171	$0	$171
Sell		CITI	2,235	01/2009	0	(108)	(108)
Sell		HSBC	8,804	01/2009	0	(13)	(13)
Sell		MSC	5,341	01/2009	0	(155)	(155)
Sell		RBS	5,394	01/2009	6	(72)	(66)
Sell	BRL	BCLY	18,257	02/2009	0	(591)	(591)
Buy		UBS	26,010	02/2009	0	(147)	(147)
Sell	CHF	MSC	10,851	03/2009	0	(1,092)	(1,092)
Buy	CNY	BCLY	106,812	05/2009	0	(10)	(10)
Buy		BCLY	51,344	07/2009	0	(607)	(607)
Buy		DUB	138,073	07/2009	0	(1,543)	(1,543)
Buy		HSBC	74,825	07/2009	0	(686)	(686)
Buy		BCLY	198,206	09/2009	0	(887)	(887)
Buy		CITI	52,053	09/2009	0	(65)	(65)
Buy		HSBC	197,458	09/2009	0	(845)	(845)
Sell	EUR	BNP	1,457	01/2009	0	(201)	(201)
Sell		HSBC	1,452	01/2009	0	(180)	(180)
Sell		RBS	117,790	01/2009	0	(14,843)	(14,843)
Sell	GBP	BCLY	18,003	01/2009	827	0	827
Sell		CITI	24,205	01/2009	1,088	0	1,088
Buy		RBS	3,782	01/2009	0	(224)	(224)
Sell		UBS	21,463	01/2009	975	0	975
Sell	JPY	BCLY	8,335,595	01/2009	0	(4,465)	(4,465)
Sell		CITI	8,219,474	01/2009	0	(4,171)	(4,171)
Buy		HSBC	1,323,158	01/2009	441	0	441
Sell		HSBC	11,449,432	01/2009	0	(5,598)	(5,598)
Buy		JPM	88,906	01/2009	25	0	25
Buy		MSC	319,854	01/2009	0	(35)	(35)
Sell		RBS	242,889	01/2009	0	(46)	(46)
Sell		UBS	3,891,806	01/2009	0	(2,097)	(2,097)
Sell	MXN	JPM	100	05/2009	0	0	0
Buy		MLP	44,225	05/2009	0	(157)	(157)
Sell	MYR	DUB	45,983	02/2009	0	(91)	(91)
Buy		JPM	45,351	02/2009	0	(1,100)	(1,100)
Buy	NZD	RBS	4,578	01/2009	0	(35)	(35)
Buy	PHP	BCLY	43,600	02/2009	0	(58)	(58)
Buy		DUB	21,200	02/2009	0	(35)	(35)
Sell		DUB	313,496	02/2009	0	(63)	(63)
Buy		HSBC	52,500	02/2009	0	(72)	(72)
Buy		JPM	73,919	02/2009	0	(80)	(80)
Buy		MLP	16,600	02/2009	0	(27)	(27)
Buy		MSC	58,600	02/2009	0	(83)	(83)
Buy		RBS	16,200	02/2009	0	(26)	(26)
Buy		LEH	11,100	12/2010	0	(15)	(15)
Sell		LEH	11,100	12/2010	0	(4)	(4)
Sell	PLN	BCLY	60,801	05/2009	0	(419)	(419)
Sell		CITI	62,392	05/2009	0	(430)	(430)
Buy		HSBC	130,931	05/2009	0	(14,926)	(14,926)
Sell		JPM	109	05/2009	0	(1)	(1)
Sell		UBS	1,409	05/2009	0	(10)	(10)
Sell	RUB	BCLY	50,015	05/2009	38	0	38
Buy		HSBC	17,945	05/2009	0	(215)	(215)
Sell		HSBC	8,536	05/2009	8	0	8
Buy		JPM	40,606	05/2009	0	(320)	(320)
Sell	SEK	MSC	5,030	02/2009	0	(20)	(20)
Buy	SGD	CITI	22,986	04/2009	181	0	181
Buy		DUB	14,594	04/2009	224	0	224
Buy		HSBC	5,705	04/2009	54	0	54
Buy		RBS	9,697	04/2009	123	0	123
Buy		UBS	7,249	04/2009	124	0	124
Buy		HSBC	8,664	07/2009	13	0	13

					$4,298	$(56,868)	$(52,570)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$8,009	$25,019,538	$67	$25,027,614
Short Sales, at value	0	(899,487)	0	(899,487)
Other Financial Instruments++	241,380	(494,429)	50,177	(202,872)

Total	$249,389	$23,625,622	$50,244	$23,925,255

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized gain/(loss)	Total unrealized appreciation/ (depreciation)	Net transfers in/ (out) of Level 3	Ending balance at 12/31/2008
Investments, at value	$6,330	$(63)	$0	$0	$(30)	$(6,170)	$67
Other Financial Instruments++	(10,099)	0	0	0	60,275	1	50,177

Total	$(3,769)	$(63)	$0	$0	$60,245	$(6,169)	$50,244

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 23.3%
Banking & Finance 20.3%
Allstate Life Global Funding II
2.822% due 05/21/2010		$5,000	$4,469
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,900	1,872
American Express Bank FSB
5.500% due 04/16/2013		600	569
6.000% due 09/13/2017		300	282
American Express Centurion Bank
6.000% due 09/13/2017		300	282
American Express Co.
7.000% due 03/19/2018		670	679
8.150% due 03/19/2038		190	219
American Honda Finance Corp.
2.275% due 06/20/2011		7,600	7,410
American International Group, Inc.
5.850% due 01/16/2018		200	134
8.175% due 05/15/2058		1,100	429
8.250% due 08/15/2018		1,000	733
ANZ National International Ltd.
6.200% due 07/19/2013		1,800	1,743
Atlantic & Western Re Ltd.
10.132% due 01/09/2009		700	697
Bank of America Corp.
5.650% due 05/01/2018		4,800	4,837
8.125% due 12/29/2049		4,800	3,596
Bank of America N.A.
2.835% due 05/12/2010		300	294
Bank of Scotland PLC
2.252% due 12/08/2010		2,500	2,282
Barclays Bank PLC
5.450% due 09/12/2012		800	811
6.050% due 12/04/2017		300	265
7.434% due 09/29/2049		100	51
7.700% due 04/29/2049		1,600	1,060
Bear Stearns Cos. LLC
2.359% due 08/15/2011 (g)		10,000	8,998
3.650% due 01/31/2011		2,380	2,186
6.950% due 08/10/2012		400	416
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	48
Capital One Financial Corp.
6.750% due 09/15/2017		300	291
Caterpillar Financial Services Corp.
2.216% due 06/24/2011		7,200	6,441
Chubb Corp.
6.500% due 05/15/2038		2,500	2,394
Citigroup Funding, Inc.
0.474% due 04/23/2009		900	890
3.556% due 05/07/2010		400	379
Citigroup Global Markets Holdings, Inc.
1.971% due 03/17/2009		6,500	6,468
Citigroup, Inc.
1.496% due 12/28/2009		800	755
3.505% due 01/30/2009		500	500
6.125% due 05/15/2018		5,800	5,875
8.400% due 04/29/2049		2,100	1,389
Credit Suisse New York
5.000% due 05/15/2013		6,500	6,262
Danske Bank A/S
5.914% due 12/29/2049		3,000	1,586
GATX Financial Corp.
5.800% due 03/01/2016		1,000	791
General Electric Capital Corp.
5.875% due 01/14/2038		5,000	4,911
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		900	866
6.750% due 10/01/2037		1,000	814
HBOS PLC
6.750% due 05/21/2018		1,000	882
HSBC Bank USA N.A.
7.000% due 01/15/2039		5,300	5,878
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	10
6.875% due 05/02/2018 (a)		900	90
7.500% due 05/11/2038 (a)		5,000	0
Merna Reinsurance Ltd.
2.109% due 07/07/2010		300	270
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		3,600	3,772
Metropolitan Life Global Funding I
2.216% due 06/25/2010		7,100	6,381
5.125% due 04/10/2013		500	466
Morgan Stanley
4.232% due 05/14/2010		8,200	7,636
4.752% due 01/18/2011		2,000	1,704
4.952% due 10/18/2016		1,000	689
6.625% due 04/01/2018		1,500	1,318
National Australia Bank Ltd.
5.350% due 06/12/2013		3,000	2,894
National Rural Utilities Cooperative Finance Corp.
4.658% due 07/01/2010		1,000	913
New York Life Global Funding
4.650% due 05/09/2013		1,400	1,354
Pacific Life Global Funding
5.150% due 04/15/2013		400	376
Pearson Dollar Finance PLC
5.700% due 06/01/2014		3,000	2,645
Pricoa Global Funding I
3.010% due 06/04/2010		3,000	2,649
Rabobank Nederland NV
2.639% due 05/19/2010		4,100	4,086
4.772% due 01/15/2009		400	400
Residential Reinsurance 2007 Ltd.
9.452% due 06/07/2010		400	392
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		300	191
Simon Property Group LP
6.125% due 05/30/2018		1,400	947
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		1,500	1,108
UBS AG
5.750% due 04/25/2018		2,500	2,273
Vita Capital III Ltd.
5.002% due 01/01/2012		300	270
Wachovia Bank N.A.
2.287% due 12/02/2010		800	744
Wachovia Corp.
5.500% due 05/01/2013		3,600	3,563
Wells Fargo & Co.
4.375% due 01/31/2013		200	196
Wells Fargo Capital XIII
7.700% due 12/29/2049		700	578

			139,649

Industrials 2.4%
Canadian Natural Resources Ltd.
6.000% due 08/15/2016		100	91
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,157
EchoStar DBS Corp.
7.000% due 10/01/2013		600	524
Gaz Capital S.A.
7.343% due 04/11/2013		200	163
8.146% due 04/11/2018		300	213
International Business Machines Corp.
4.096% due 07/28/2011 (g)		9,700	9,210
Oracle Corp.
5.750% due 04/15/2018		900	943
Rockies Express Pipeline LLC
5.100% due 08/20/2009		600	600
Suncor Energy, Inc.
6.850% due 06/01/2039		2,800	2,234
UnitedHealth Group, Inc.
6.875% due 02/15/2038		500	439

			16,574

Utilities 0.6%
Constellation Energy Group, Inc.
4.550% due 06/15/2015		100	76
Embarq Corp.
7.082% due 06/01/2016		100	77
Enel Finance International S.A.
5.700% due 01/15/2013		3,000	2,764
NGPL PipeCo. LLC
6.514% due 12/15/2012		500	475
Public Service Electric & Gas Co.
5.300% due 05/01/2018		400	390

			3,782

Total Corporate Bonds & Notes (Cost $177,180)			160,005

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.386% due 01/01/2014		2,355	1,769
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	173
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.156% due 12/15/2013		2,340	1,697
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	55
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		485	399
6.125% due 06/01/2032		400	276
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	57

Total Municipal Bonds & Notes (Cost $4,447)			4,426

U.S. GOVERNMENT AGENCIES 37.5%
Fannie Mae
3.678% due 09/01/2044 - 10/01/2044		144	142
5.000% due 01/01/2039		102,800	104,968
5.500% due 01/01/2039		90,000	92,264
5.500% due 08/01/2038 (g)		1,998	2,050
6.000% due 02/01/2036 - 07/01/2038 (g)		16,392	16,895
6.000% due 05/01/2038 - 01/01/2039		519	534
Freddie Mac
4.500% due 05/15/2017		48	48
4.875% due 06/13/2018		8,500	9,788
5.000% due 12/14/2018		1,100	1,142
5.500% due 02/01/2038 (h)		107	110
5.500% due 04/01/2038 - 09/01/2038 (g)		1,198	1,228
6.000% due 09/01/2038 - 10/01/2038		11,700	12,067
6.594% due 10/01/2036 (h)		1,111	1,130
6.671% due 09/01/2036		980	998
6.720% due 07/01/2036		915	925
Ginnie Mae
6.000% due 08/15/2034 - 10/15/2038		12,864	13,299

Total U.S. Government Agencies (Cost $252,686)			257,588

U.S. TREASURY OBLIGATIONS 102.4%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015		2,610	2,421
1.625% due 01/15/2018		32,958	31,292
1.750% due 01/15/2028		12,306	11,373
1.875% due 07/15/2013		4,762	4,423
1.875% due 07/15/2015		37,710	35,633
2.000% due 01/15/2014		121,763	115,408
2.000% due 01/15/2016		12,601	12,071
2.000% due 01/15/2026		35,405	33,361
2.000% due 07/15/2014 (g)		54,962	51,995
2.375% due 01/15/2017		6,123	6,077
2.375% due 01/15/2025		110,357	108,495
2.375% due 01/15/2027		11	11
2.500% due 07/15/2016		42,128	41,808
2.625% due 07/15/2017 (g)		36,690	37,610
3.000% due 07/15/2012		22,140	21,706
3.500% due 01/15/2011		5,103	5,011
3.625% due 04/15/2028 (g)		71,684	85,422
3.875% due 04/15/2029		74,123	91,571
U.S. Treasury Notes
3.125% due 04/30/2013		5,900	5,943
4.750% due 08/15/2017		1,200	1,393

Total U.S. Treasury Obligations (Cost $682,360)			703,024

MORTGAGE-BACKED SECURITIES 1.1%
American Home Mortgage Assets
3.176% due 11/25/2046		1,394	474
BCAP LLC Trust
0.641% due 01/25/2037		600	246
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		69	58
4.125% due 03/25/2035		318	263
4.550% due 08/25/2035		123	101
4.853% due 01/25/2035		743	508
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		78	59
4.248% due 08/25/2035		137	112
4.683% due 03/25/2034		750	563
4.900% due 12/25/2035		51	41
Countrywide Home Loan Mortgage Pass-Through Trust
0.811% due 06/25/2035		453	308
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,094	808
Lehman XS Trust
0.551% due 07/25/2046		20	20
MLCC Mortgage Investors, Inc.
3.819% due 10/25/2035		468	357
Residential Accredit Loans, Inc.
0.651% due 06/25/2046		665	273
0.721% due 08/25/2037		4,833	1,931
Residential Asset Securitization Trust
0.871% due 01/25/2046		926	418
6.500% due 08/25/2036		1,000	297
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,298	633

Total Mortgage-Backed Securities (Cost $11,121)			7,470

ASSET-BACKED SECURITIES 4.8%
BA Credit Card Trust
1.205% due 02/15/2013		4,600	4,178
2.395% due 12/16/2013		5,800	5,164
Chase Issuance Trust
1.645% due 01/15/2012		8,400	7,973
1.945% due 08/17/2015		6,200	4,925
SLM Student Loan Trust
3.535% due 07/25/2017		12,000	10,533

Total Asset-Backed Securities (Cost $36,755)			32,773

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	281
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	153,900	1,469
1.100% due 12/10/2016		112,310	1,077
1.200% due 06/10/2017		277,830	2,662
1.200% due 12/10/2017		983,962	9,415
1.400% due 06/10/2018		884,250	8,519
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	63

Total Foreign Currency-Denominated Issues (Cost $21,896)			23,486

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
Wachovia Corp.
7.500% due 10/29/2049		300	225

Total Convertible Preferred Stocks (Cost $300)			225

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 52.5%
Certificates of Deposit 4.7%
Sao Paolo IMI NY
2.826% due 06/09/2010		$7,000	7,007
UBS AG
2.385% due 07/01/2010		13,400	13,396
Unicredito Italiano NY
1.640% due 05/18/2009		5,500	5,500
1.795% due 05/15/2009		6,700	6,700

			32,603

Commercial Paper 3.9%
Fannie Mae
0.860% due 01/27/2009		22,715	22,701
Federal Home Loan Bank
0.170% due 02/04/2009		4,000	4,000

			26,701

Repurchase Agreements 11.8%
Barclays Capital, Inc.
0.050% due 01/02/2009		39,300	39,300
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $40,264. Repurchase proceeds are $39,300.)
JPMorgan Chase Bank N.A.
0.010% due 01/09/2009		9,248	9,248
(Dated 12/08/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2013 valued at $9,402. Repurchase proceeds are $9,248.)
0.030% due 01/02/2009		20,800	20,800
(Dated 12/31/2008. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $21,065. Repurchase proceeds are $20,800.)
0.030% due 01/05/2009		5,000	5,000
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 1.750% due 11/15/2011 valued at $5,051. Repurchase proceeds are $5,000.)
State Street Bank and Trust Co.
0.010% due 01/02/2009		6,607	6,607
(Dated 12/31/2008. Collateralized by U.S. Treasury Bills 0.000% due 06/04/2009 valued at $6,742. Repurchase proceeds are $6,607.)

			80,955

U.S. Cash Management Bills 2.6%
0.350% due 04/29/2009 - 05/15/2009 (b)(d)(e)		17,870	17,771

U.S. Treasury Bills 29.5%
0.296% due 01/02/2009 - 06/11/2009 (b)(d)(e)		202,970	202,776

Total Short-Term Instruments (Cost $361,061)			360,806

Purchased Options (j) 0.0% (Cost $81)			47
Total Investments 225.7% (Cost $1,547,887)			$1,549,850
Written Options (k) (0.2%) (Premiums $433)			(1,161)
Other Assets and Liabilities (Net) (125.5%)			(862,062)

Net Assets 100.0%			$686,627

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $30,123 and cash of $250 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $13,148 have been pledged as collateral for delayed-delivery securities on December 31, 2008.

(f) Cash of $100 has been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $176,031 at a weighted average interest rate of 1.186%. On December 31, 2008, securities valued at $174,276 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $284 and cash of $6,221 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$154
90-Day Euribor June Futures	Long	06/2009	117	705
90-Day Euribor September Futures	Long	09/2009	30	172
90-Day Eurodollar December Futures	Long	12/2009	369	2,199
90-Day Eurodollar June Futures	Long	06/2009	461	2,739
90-Day Eurodollar June Futures	Long	06/2010	11	22
90-Day Eurodollar March Futures	Long	03/2009	6	29
90-Day Eurodollar March Futures	Long	03/2010	294	1,497
90-Day Eurodollar September Futures	Long	09/2009	842	4,914
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 145.000	Long	03/2009	53	(1)
U.S. Treasury 10-Year Note March Futures	Long	03/2009	485	1,835
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	56
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	40

				$14,361

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Computer Sciences Corp.	MSC	(1.248%)	03/20/2018	1.000%	$2,500	$(50)	$0	$(50)
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	4.968%	100	19	0	19
GATX Financial Corp.	CITI	(1.070%)	03/20/2016	3.766%	1,000	145	0	145
GMAC LLC	CITI	(5.000%)	09/20/2012	8.183%	100	9	0	9
Simon Property Group LP	DUB	(0.947%)	06/20/2018	6.355%	1,400	411	0	411

						$534	$0	$534

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	0.986%	$100	$(1)	$0	$(1)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.510%	100	(19)	0	(19)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	10.510%	100	(19)	0	(19)
GMAC LLC	BOA	6.300%	09/20/2012	8.183%	700	(38)	0	(38)
GMAC LLC	BOA	7.000%	09/20/2012	8.183%	100	(3)	0	(3)
GMAC LLC	GSC	3.050%	09/20/2012	8.183%	200	(31)	0	(31)
Goldman Sachs Group, Inc.	JPM	0.800%	09/20/2012	3.017%	100	(7)	0	(7)

						$(118)	$0	$(118)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index	BOA	(2.750%)	06/20/2012	$490	$83	$12	$71
CDX.HY-8 Index	DUB	(2.750%)	06/20/2012	392	66	17	49
CDX.HY-8 Index	JPM	(2.750%)	06/20/2012	1,470	248	49	199
CDX.HY-9 Index	JPM	(3.750%)	12/20/2012	196	34	4	30
CDX.IG-9 5-Year Index	BCLY	(0.600%)	12/20/2012	35,624	2,033	606	1,427
CDX.IG-9 5-Year Index	GSC	(0.600%)	12/20/2012	12,590	719	255	464
CDX.IG-9 5-Year Index	MLP	(0.600%)	12/20/2012	488	28	(2)	30
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	879	45	12	33
CDX.IG-9 10-Year Index	BOA	(0.800%)	12/20/2017	586	30	3	27
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	5,758	293	115	178
CDX.IG-10 5-Year Index	GSC	(1.550%)	06/20/2013	11,126	250	(111)	361
CDX.IG-10 5-Year Index	MLP	(1.550%)	06/20/2013	17,373	390	(112)	502
CDX.IG-10 5-Year Index	MSC	(1.550%)	06/20/2013	3,123	70	(23)	93
CDX.IG-10 10-Year Index	BCLY	(1.500%)	06/20/2018	1,562	1	(62)	63
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	2,635	2	(75)	77
CDX.IG-11 5-Year Index	MSC	(1.500%)	12/20/2013	2,700	53	60	(7)

					$4,345	$748	$3,597

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-9 Index 25-35%	JPM	6.450%	12/20/2012	$300	$(35)	$0	$(35)
CDX.HY-9 Index 25-35%	MLP	6.510%	12/20/2012	100	(11)	0	(11)
CDX.HY-9 Index 25-35%	MLP	6.690%	12/20/2012	200	(21)	0	(21)
CDX.HY-9 Index 25-35%	MSC	6.570%	12/20/2012	400	(44)	0	(44)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	1,630	(486)	(250)	(236)

					$(597)	$(250)	$(347)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	500	$5	$0	$5
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		5,600	255	(10)	265
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	68	(4)	72
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,500	80	0	80
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		100	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		300	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		2,000	37	0	37
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		500	(8)	0	(8)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		500	(7)	0	(7)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	2,000	6	6	0
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		1,700	(47)	(24)	(23)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(36)	(16)	(20)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		5,100	13	(24)	37
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		1,500	4	(4)	8
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	38	13	25
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	26	2	24
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	35,100	1,052	(15)	1,067
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$2,800	73	19	54
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		8,200	213	50	163
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		8,000	699	(149)	848
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		10,300	819	680	139
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	MLP		2,300	393	184	209
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,700	(2,547)	(355)	(2,192)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		1,000	(119)	(82)	(37)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		4,800	(571)	5	(576)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		38,100	(4,533)	(644)	(3,889)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		13,900	(3,808)	(58)	(3,750)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		6,600	(922)	(1,119)	197
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		1,300	(182)	(157)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		3,600	(1,218)	(41)	(1,177)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		7,100	(161)	(606)	445
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		7,300	(165)	(447)	282
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		12,600	(5,730)	82	(5,812)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		3,800	(1,728)	(111)	(1,617)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		18,100	(8,232)	(25)	(8,207)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		10,100	(4,593)	(876)	(3,717)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(182)	(26)	(156)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		7,700	(3,502)	116	(3,618)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	1,600	40	1	39
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		2,400	59	1	58
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		900	16	(1)	17
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		1,900	33	(2)	35
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		8,300	299	0	299
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,400	401	(29)	430
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,600	82	(51)	133
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		700	68	6	62
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,700	182	(26)	208
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		3,800	407	(60)	467
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		3,400	364	46	318
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		200	25	2	23
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		34,300	4,209	(859)	5,068
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		900	(84)	2	(86)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		1,100	(236)	34	(270)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		9,100	(2,876)	(60)	(2,816)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		100	(32)	(8)	(24)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		300	(134)	(31)	(103)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI	MXN	7,300	(2)	3	(5)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		2,300	(1)	0	(1)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		1,200	0	0	0
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		2,000	1	0	1
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,800	(809)	(828)	19
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		2,300	(388)	89	(477)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	800	90	3	87
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,000	110	1	109
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		500	64	0	64
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		100	2	0	2

							$(32,599)	$(5,403)	$(27,196)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTT Index	22,298	1-Month USD-LIBOR plus 1.060%	$54,595	11/30/2009	BCLY	$12,017
Pay	DWRTT Index	13,236	1-Month USD-LIBOR	33,650	01/31/2009	CSFB	(5,903)
Receive	DWRTT Index	34,796	1-Month USD-LIBOR	88,462	01/31/2009	CSFB	15,519
Receive	DWRTT Index	9,434	1-Month USD-LIBOR plus 0.300%	23,985	02/27/2009	JPM	4,202
Receive	DWRTT Index	7,459	1-Month USD-LIBOR less 0.150%	19,700	11/30/2009	JPM	2,595
Receive	DWRTT Index	21,536	1-Month USD-LIBOR less 0.400%	54,753	02/27/2009	MLP	9,624
Receive	DWRTT Index	44,059	1-Month USD-LIBOR	112,012	03/31/2009	MLP	19,651
Receive	DWRTT Index	19,386	1-Month USD-LIBOR less 0.050%	49,286	03/31/2009	MLP	8,648
Pay	DWRTT Index	9,221	1-Month USD-LIBOR plus 0.100%	23,444	10/30/2009	MLP	(4,104)
Receive	DWRTT Index	37,464	1-Month USD-LIBOR plus 0.100%	95,247	10/30/2009	MLP	16,699
Receive	DWRTT Index	17,304	1-Month USD-LIBOR less 0.150%	43,993	03/31/2009	MLP	7,723
Pay	DWRTT Index	10,461	1-Month USD-LIBOR plus 0.250%	28,272	03/31/2009	MLP	(3,011)
Receive	DWRTT Index	30,191	1-Month USD-LIBOR less 0.250%	78,433	03/31/2009	MLP	11,816
Receive	DWRTT Index	23,381	1-Month USD-LIBOR less 0.300%	59,442	07/31/2009	UBS	10,443

							$105,919

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$142.000	01/23/2009	208	$7	$4
Call - CBOT U.S. Treasury 30-Year Bond March Futures	173.000	02/20/2009	51	1	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	90.000	02/20/2009	701	13	11
Put - CBOT U.S. Treasury 30-Year Bond March Futures	66.000	02/20/2009	752	14	11
Put - CBOT U.S. Treasury 30-Year Bond March Futures	70.000	02/20/2009	7	0	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	71.000	02/20/2009	22	0	0

				$35	$27

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 01/01/2039	$109.000	01/06/2009	$38,000	$4	$0
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.625	02/13/2009	15,200	2	15
Call - OTC U.S. Treasury Note 4.125% due 08/31/2012	114.594	02/13/2009	800	0	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2014	123.242	02/13/2009	5,300	1	2
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	120.172	02/13/2009	8,200	1	3
Put - OTC Fannie Mae 5.000% due 01/01/2039	38.000	01/06/2009	41,500	5	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	50.000	01/06/2009	6,300	1	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	73.000	01/06/2009	66,000	8	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	47.000	01/06/2009	16,000	2	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	64.000	01/06/2009	80,000	9	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	68.031	01/06/2009	2,000	0	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	52.000	01/06/2009	25,000	3	0
Put - OTC Freddie Mac 5.500% due 01/01/2038	47.000	01/06/2009	39,000	4	0
Put - OTC Freddie Mac 6.000% due 01/01/2039	52.000	01/06/2009	20,000	2	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	55.000	01/14/2009	7,000	1	0
Put - OTC Ginnie Mae 6.000% due 01/01/2039	81.500	01/14/2009	6,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	70.000	01/05/2009	25,000	2	0

				$46	$20

(k) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/16/2009	54	$9	$8

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$6,200	$42	$67
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	165
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	5
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	5,800	122	428
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,900	18	21
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	3,400	86	252
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,100	29	45
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	165
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	31	5

							$424	$1,153

(l) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Freddie Mac	5.000%	01/01/2039	$200	$201	$204
Treasury Inflation Protected Securities	1.875%	07/15/2013	4,762	4,492	4,457
U.S. Treasury Notes	3.125%	04/30/2013	5,900	5,925	5,979
U.S. Treasury Notes	4.750%	08/15/2017	1,200	1,394	1,426

				$12,012	$12,066

(7)	Market value includes $111 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	MSC	41	01/2009	$0	$(2)	$(2)
Sell		RBS	359	01/2009	1	0	1
Buy	BRL	BCLY	1,395	02/2009	0	(44)	(44)
Sell		BCLY	895	02/2009	0	(29)	(29)
Buy	CNY	BCLY	3,813	05/2009	0	0	0
Buy		DUB	7,721	07/2009	0	(86)	(86)
Buy		HSBC	9,533	07/2009	0	(88)	(88)
Buy		BCLY	12,544	09/2009	0	(56)	(56)
Buy		CITI	1,862	09/2009	0	(2)	(2)
Buy		HSBC	13,371	09/2009	0	(57)	(57)
Sell	EUR	RBS	1,200	01/2009	0	(152)	(152)
Sell	GBP	BCLY	835	01/2009	39	0	39
Sell		CITI	732	01/2009	33	0	33
Sell		UBS	649	01/2009	30	0	30
Sell	JPY	BCLY	322,830	01/2009	0	(173)	(173)
Sell		CITI	315,813	01/2009	0	(160)	(160)
Buy		HSBC	76,903	01/2009	26	0	26
Sell		HSBC	6,650	01/2009	0	(2)	(2)
Sell		RBS	23,697	01/2009	0	(5)	(5)
Sell		UBS	585,098	01/2009	0	(315)	(315)
Buy	MXN	CITI	968	05/2009	0	(21)	(21)
Sell	MYR	DUB	716	02/2009	0	(1)	(1)
Buy		JPM	882	02/2009	0	(21)	(21)
Buy	PHP	BCLY	1,200	02/2009	0	(2)	(2)
Buy		DUB	600	02/2009	0	(1)	(1)
Sell		DUB	6,287	02/2009	0	(1)	(1)
Buy		HSBC	1,250	02/2009	0	(2)	(2)
Buy		JPM	2,427	02/2009	0	(3)	(3)
Buy		MSC	1,500	02/2009	0	(2)	(2)
Buy	PLN	HSBC	2,270	05/2009	0	(248)	(248)
Sell		UBS	2,326	05/2009	0	(17)	(17)
Sell	RUB	BCLY	1,128	05/2009	1	0	1
Buy		JPM	1,128	05/2009	0	(9)	(9)
Buy	SGD	CITI	1,547	04/2009	12	0	12
Buy		DUB	974	04/2009	15	0	15
Buy		HSBC	380	04/2009	4	0	4
Buy		RBS	656	04/2009	8	0	8
Buy		UBS	488	04/2009	8	0	8
Buy		HSBC	579	07/2009	1	0	1

					$178	$(1,499)	$(1,321)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$225	$1,549,625	$0	$1,549,850
Short Sales, at value	0	(12,066)	0	(12,066)
Other Financial Instruments++	14,361	79,180	727	94,268

Total	$14,586	$1,616,739	$727	$1,632,052

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(24)	0	0	0	751	0	727

Total	$(24)	$0	$0	$0	$751	$0	$727

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2010 Fund

December 31, 2008 (Unaudited)

		Value
	Shares	(000s)
PIMCO FUNDS (a)(b) 80.7%
CommodityRealReturn Strategy Fund®	20,725	$132
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	53,187	383
Real Return Fund	55,347	523
RealEstateRealReturn Strategy Fund	81,135	241
Small Cap StocksPLUS® TR Fund	20,259	138
StocksPLUS® Fund	34,624	194
Total Return Fund	71,907	729

Total PIMCO Funds (Cost $3,271)		2,340

	Principal
	Amount
	(000s)
SHORT-TERM INSTRUMENTS 17.2%
U.S. TREASURY BILLS 17.2%
0.021% due 01/22/2009	$500	500

Total Short-Term Instruments (Cost $500)		500

Purchased Options (e) 2.1% (Cost $81)		62
Total Investments 100.0% (Cost $3,852)		$2,902
Other Assets and Liabilities (Net) 0.0%		0

Net Assets 100.0%		$2,902

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The RealRetirementTM 2010 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Cash of $15 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	3	$24

(d) Swap agreements outstanding on December 31, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	$300	$(35)	$(24)	$(11)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	300	(137)	(20)	(117)

						$(172)	$(44)	$(128)

(e) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	3	$4	$14

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP1,000	$35	$20
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023	1,000	42	28

							$77	$48

(f) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	GBP	BCLY	45	01/2009	$2	$0	$2

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$2,355	$547	$0	$2,902
Other Financial Instruments++	24	(126)	0	(102)

Total	$2,379	$421	$0	$2,800

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2020 Fund

December 31, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 84.2%
CommodityRealReturn Strategy Fund®	25,632	$164
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,259	441
Real Return Fund	42,049	397
RealEstateRealReturn Strategy Fund	83,617	248
Small Cap StocksPLUS® TR Fund	27,833	190
StocksPLUS® Fund	39,247	220
Total Return Fund	55,214	560

Total PIMCO Funds (Cost $3,227)		2,220

EXCHANGE-TRADED FUNDS 0.7%
iShares MSCI Emerging Markets Index Fund	774	19

Total Exchange-Traded Funds (Cost $35)		19

	Principal
	Amount
	(000s)
SHORT-TERM INSTRUMENTS 15.2%
U.S. TREASURY BILLS 15.2%
0.021% due 01/22/2009	$400	400

Total Short-Term Instruments (Cost $400)		400

Purchased Options (e) 2.2% (Cost $80)		57
Total Investments 102.3% (Cost $3,742)		$2,696
Other Assets and Liabilities (Net) (2.3%)		(60)

Net Assets 100.0%		$2,636

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The RealRetirementTM 2020 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Cash of $21 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	1	$7

(d) Swap agreements outstanding on December 31, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	$100	$(22)	$(5)	$(17)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	400	(47)	(32)	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	100	(46)	(7)	(39)

						$(115)	$(44)	$(71)

(e) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	2	$3	$10

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP1,000	$35	$20
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023	1,000	42	27

							$77	$47

(f) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	BCLY	45	01/2009	$2	$0	$2

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$2,248	$448	$0	$2,696
Other Financial Instruments++	7	(69)	0	(62)

Total	$2,255	$379	$0	$2,634

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2030 Fund

December 31, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 77.6%
CommodityRealReturn Strategy Fund®	30,479	$195
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,632	444
Real Return Fund	14,352	136
RealEstateRealReturn Strategy Fund	79,904	237
Small Cap StocksPLUS® TR Fund	33,241	226
StocksPLUS® Fund	47,734	267
Total Return Fund	35,924	364

Total PIMCO Funds (Cost $2,889)		1,869

EXCHANGE-TRADED FUNDS 2.9%
iShares MSCI Emerging Markets Index Fund	2,817	71

Total Exchange-Traded Funds (Cost $127)		71

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.8%
U.S. Treasury Bills 20.8%
0.021% due 01/22/2009	$500	500

Total Short-Term Instruments (Cost $500)		500

Purchased Options (e) 2.4% (Cost $80)		57
Total Investments 103.7% (Cost $3,596)		$2,497
Other Assets and Liabilities (Net) (3.7%)		(88)

Net Assets 100.0%		$2,409

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The RealRetirementTM 2030 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Cash of $24 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	4	$30

(d) Swap agreements outstanding on December 31, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	$100	$(22)	$(5)	$(17)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	300	(36)	(24)	(12)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	100	(12)	2	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	300	(136)	(20)	(116)

						$(206)	$(47)	$(159)

(e) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	2	$3	$10

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$20
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	27

								$77	$47

(f) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	BCLY	45	01/2009	$2	$0	$2

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$1,949	$548	$0	$2,497
Other Financial Instruments++	30	(157)	0	(127)

Total	$1,979	$391	$0	$2,370

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2040 Fund

December 31, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 72.9%
CommodityRealReturn Strategy Fund®	28,464	$182
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,412	442
RealEstateRealReturn Strategy Fund	79,603	236
Small Cap StocksPLUS® TR Fund	46,142	314
StocksPLUS® Fund	61,143	342
Total Return Fund	7,096	72

Total PIMCO Funds (Cost $2,629)		1,588

ALLIANZ (a)(c) 1.3%
Allianz NACM Emerging
Markets Opportunities
Fund	2,093	29

Total Allianz Funds (Cost $61)		29

EXCHANGE-TRADED FUNDS 7.2%
iShares MSCI Emerging Markets Index Fund	3,360	84
Vanguard Emerging Markets	3,114	74

Total Exchange-Traded Funds (Cost $297)		158

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.4%
U.S. Treasury Bills 18.4%
0.021% due 01/22/2009	$400	400

Total Short-Term Instruments (Cost $400)		400

Purchased Options (f) 2.6% (Cost $80)		57
Total Investments 102.4% (Cost $3,467)		$2,232
Other Assets and Liabilities (Net) (2.4%)		(52)

Net Assets 100.0%		$2,180

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The RealRetirementTM 2040 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Institutional Class Shares of each Allianz Fund.

(d) Cash of $18 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	2	$15

(e) Swap agreements outstanding on December 31, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	$100	$(21)	$(5)	$(17)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	200	(24)	(16)	(7)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	100	(12)	2	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	200	(91)	(13)	(78)

						$(148)	$(32)	$(116)

(f) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	2	$3	$9

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP 1,000	$35	$20
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023	1,000	43	27

							$77	$48

(g) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	BCLY	45	01/2009	$2	$0	$2

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$1,784	$448	$0	$2,232
Other Financial Instruments++	15	(114)	0	(99)

Total	$1,799	$334	$0	$2,133

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2050 Fund

December 31, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 72.2%
CommodityRealReturn Strategy Fund®	7,980	$51
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	60,286	434
RealEstateRealReturn Strategy Fund	78,117	232
Small Cap StocksPLUS® TR Fund	44,459	303
StocksPLUS® Fund	87,279	488
Total Return Fund	3,456	35

Total PIMCO Funds (Cost $2,507)		1,543

ALLIANZ FUNDS (a)(c) 3.3%
Allianz NACM Emerging Markets Opportunities Fund	5,233	72

Total Allianz Funds (Cost $153)		72

EXCHANGE-TRADED FUNDS 7.3%
iShares MSCI Emerging Markets Index Fund	3,297	82
Vanguard Emerging Markets	3,120	74

Total Exchange-Traded Funds (Cost $294)		156

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.7%
U.S. Treasury Bills 18.7%
1.010% due 01/22/2009	$400	400

Total Short-Term Instruments (Cost $400)		400

Purchased Options (f) 2.5% (Cost $79)		52
Total Investments 104.0% (Cost $3,433)		$2,223
Other Assets and Liabilities (Net) (4.0%)		(85)

Net Assets 100.0%		$2,138

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The RealRetirementTM 2050 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Institutional Class Shares of each Allianz Fund.

(d) Cash of $13 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	3	$24

(e) Swap agreements outstanding on December 31, 2008:

Interest Rate Swaps

Pay/Recieve Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	$100	$(22)	$(5)	$(17)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	200	(23)	(16)	(7)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	100	(12)	2	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	300	(137)	(20)	(117)

						$(194)	$(39)	$(155)

(f) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	# of
Description	Price	Date	Contracts	Cost	Value
Put - CME S&P 500 Index March Futures	$750.000	03/20/2009	1	$1	$5

Interest Rate Swaptions

			Pay/Receive	Exercise	Expiration	Notional
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		Cost	Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$20
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	27

								$78	$47

(g) Foreign currency contracts outstanding on December 31, 2008:

			Principal Amount Covered by	Settlement	Unrealized	Unrealized	Net Unrealized Appreciation/
Type	Currency	Counterparty	Contract	Month	Appreciation	(Depreciation)	(Depreciation)
Sell	GBP	BCLY	45	01/2009	$2	$0	$2

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$1,775	$448	$0	$2,223
Other Financial Instruments++	24	(153)	0	(129)

Total	$1,799	$295	$0	$2,094

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short Duration Municipal Income Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.6%
American International Group, Inc.
4.250% due 05/15/2013	$300	$221
4.700% due 10/01/2010	700	619
Bank of America Corp.
8.000% due 12/29/2049	3,450	2,485
Citigroup, Inc.
8.400% due 04/29/2049	1,400	926
General Electric Capital Corp.
3.705% due 07/27/2012	450	378
6.375% due 11/15/2067	900	566
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,168
Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	494
SLM Corp.
3.765% due 10/25/2011	125	96
4.500% due 07/26/2010	800	694
Wachovia Corp.
7.980% due 02/28/2049	1,400	1,197

Total Corporate Bonds & Notes (Cost $11,286)		8,844

MUNICIPAL BONDS & NOTES 88.5%
Arizona 4.1%
Greater Arizona State Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,314
5.000% due 08/01/2012	2,305	2,462
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,087
Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,017

		7,880

California 8.4%
Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,224
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	3,200	2,932
5.625% due 07/01/2032	1,400	1,149
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	489
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	1,690
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	517
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,894
San Diego County, California Water Authority Certificates of Participation Bonds, (FSA Insured), Series 2008
5.000% due 05/01/2038	1,000	943
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	1,772
University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2041	2,850	2,580

		16,190

District Of Columbia 3.1%
District of Columbia Revenue Bonds, Series 1998
1.350% due 08/15/2038	6,000	6,000

Florida 1.7%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	510	512
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 12/01/2017	500	427
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.900% due 08/01/2022	2,400	2,400

		3,339

Georgia 1.0%
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2009	900	896
5.000% due 03/15/2010	1,150	1,120

		2,016

Illinois 5.2%
Chicago, Illinois Revenue Bonds, Series 2002
1.150% due 01/01/2034	5,000	5,000
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,361
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,003
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	843
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,767
Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	123
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	14

		10,111

Indiana 0.6%
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,237

Kansas 0.2%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	370

Louisiana 2.5%
Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	4,764

Massachusetts 9.0%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
8.059% due 07/01/2020	7,005	5,671
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	1,600	1,847
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
4.450% due 11/01/2019	3,000	2,465
5.994% due 11/01/2020	1,000	821
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,654
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.800% due 12/01/2037	2,000	2,000
Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
9.019% due 01/01/2016	3,200	2,997

		17,455

Michigan 2.3%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,022
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,957
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	459

		4,438

Missouri 1.6%
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,533
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2000
0.900% due 03/01/2040	1,500	1,500

		3,033

Nevada 2.2%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,249

New Jersey 1.1%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	603
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,430	1,513

		2,116

New York 11.4%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
5.787% due 09/01/2015	5,000	4,477
New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	55	55
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,524
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.445% due 03/01/2020	1,500	1,174
4.495% due 03/01/2022	8,000	6,216
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	105
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	828
New York State Local Government Assistance Corp. Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	541
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	151

		22,071

Ohio 2.4%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	969
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,523
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	336
5.875% due 06/01/2030	1,200	736

		4,564

Oklahoma 0.1%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	102

Oregon 0.6%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	764
5.000% due 10/01/2012	435	410

		1,174

Pennsylvania 0.3%
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	492

Puerto Rico 0.1%
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	266

Tennessee 4.6%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	145	151
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	3,120	2,265
5.000% due 02/01/2023	1,625	1,127
Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	1,500	1,456
5.000% due 09/01/2015	4,600	3,878

		8,877

Texas 14.0%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,609
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,991
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,237
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	165	169
Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	409
Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	5,665	4,866
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	374
Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,479
Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	821

		26,955

Virginia 0.6%
Virginia State College Building Authority Revenue Bonds, Series 2006
0.900% due 02/01/2026	400	400
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	781

		1,181

Washington 8.8%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,578
Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	3,100	3,115
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	153
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,763
Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,101
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,214

		16,924

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	50	53

Wisconsin 2.6%
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
5.350% due 11/01/2022	2,360	2,133
Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,270	1,287
4.500% due 11/01/2010	550	552
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,032

		5,004

Total Municipal Bonds & Notes (Cost $182,850)		170,861

MORTGAGE-BACKED SECURITIES 1.3%
Countrywide Alternative Loan Trust
3.756% due 11/25/2035	1,534	781
4.296% due 11/25/2035	1,742	906

Residential Accredit Loans, Inc.
0.621% due 02/25/2047	2,464	850

Total Mortgage-Backed Securities (Cost $3,563)		2,537

SHORT-TERM INSTRUMENTS 9.0%
U.S. Cash Management Bills 1.4%
0.381% due 04/29/2009 - 05/15/2009 (a)(b)	2,730	2,729

U.S. Treasury Bills 7.6%
0.380% due 01/29/2009 - 06/11/2009 (a)(b)	14,720	14,711

Total Short-Term Instruments (Cost $17,444)		17,440

Total Investments 103.4% (Cost $215,143)		$199,682
Other Assets and Liabilities (Net) (3.4%)		(6,676)

Net Assets 100.0%		$193,006

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $16,650 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(c) Cash of $30 has been pledged as collateral for the following open futures contracts on December 31, 2008:

(d) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.580%	$5,400	$(468)	$0	$(468)
California State General Obligation Notes, Series 2005	GSC	0.710%	03/20/2018	3.578%	3,000	(366)	0	(366)

						$(834)	$0	$(834)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$76,600	$(5,571)	$(1,520)	$(4,051)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	$3,100	$(433)	$(376)	$(57)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	2,600	(59)	(222)	163
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	5,600	(2,547)	39	(2,586)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	12,600	(5,730)	131	(5,861)

						$(8,769)	$(428)	$(8,341)

(e) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$199,682	$0	$199,682
Other Financial Instruments++	0	(13,226)	0	(13,226)

Total	$0	$186,456	$0	$186,456

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Fund

December 31, 2008 (Unaudited)

	Shares		Value (000s)
Pimco Funds (d)(e) 2.8%
Short-Term Floating NAV Portfolio		10,025,644	$100,277

Total PIMCO Funds (Cost $100,257)			100,277

	Principal Amount (000s)
BANK LOAN OBLIGATIONS 0.5%
CSC Holdings, Inc.
2.945% due 03/30/2013		$2,475	2,123
Daimler Finance North America LLC
6.000% due 08/03/2012		15,701	8,254
HCA, Inc.
3.709% due 11/18/2013		3,647	2,884
MGM Mirage
2.221% due 10/03/2011		4,680	2,629
2.904% due 10/03/2011		1,800	945
3.576% due 10/03/2011		720	308
4.010% due 10/03/2011		900	505
4.862% due 10/03/2011		900	505
NRG Energy, Inc.
1.359% due 02/01/2013		316	276
2.959% due 02/01/2013		641	559

Total Bank Loan Obligations (Cost $30,598)			18,988

CORPORATE BONDS & NOTES 33.9%
Banking & Finance 27.1%
Allstate Life Global Funding II
2.822% due 05/21/2010		31,000	27,708
American Express Bank FSB
0.568% due 06/22/2009		3,000	2,917
1.459% due 06/12/2009		2,700	2,629
5.500% due 04/16/2013		13,100	12,420
American Express Centurion Bank
0.534% due 03/23/2010		7,600	7,026
1.275% due 07/13/2010		5,300	4,807
American Express Credit Corp.
1.871% due 05/27/2010		19,000	17,558
1.961% due 03/02/2009		900	887
2.281% due 06/19/2013		9,000	7,901
5.875% due 05/02/2013		7,800	7,495
American Honda Finance Corp.
3.259% due 02/05/2010		5,000	4,948
American International Group, Inc.
3.548% due 01/29/2010		26,800	24,120
ANZ National International Ltd.
6.200% due 07/19/2013		14,600	14,140
Bank of America N.A.
2.099% due 06/12/2009		12,700	12,660
2.835% due 05/12/2010		49,600	48,585
Bank of Ireland
1.898% due 12/18/2009		5,200	5,168
Bear Stearns Cos. LLC
2.243% due 02/23/2010		17,200	16,708
2.262% due 08/21/2009		300	295
2.359% due 08/15/2011		4,300	3,869
2.371% due 11/28/2011		298	278
3.650% due 01/31/2011		1,200	1,102
4.199% due 10/22/2010		19,300	18,511
4.905% due 07/16/2009		12,300	12,143
6.950% due 08/10/2012		10,000	10,394
Calabash Re Ltd.
12.896% due 01/08/2010		2,300	2,268
CIT Group, Inc.
3.615% due 01/30/2009		19,100	19,074
Citigroup Funding, Inc.
0.474% due 04/23/2009		500	494
3.556% due 05/07/2010		22,900	21,719
4.309% due 10/22/2009		169	164
Citigroup, Inc.
1.496% due 12/28/2009		500	472
2.325% due 08/13/2010		100	92
2.386% due 05/18/2010		300	277
6.500% due 08/19/2013		32,100	32,424
Credit Agricole S.A.
2.181% due 05/28/2009		14,300	14,262
Credit Suisse USA, Inc.
6.125% due 11/15/2011		300	303
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		2,885	2,109
General Electric Capital Corp.
2.256% due 09/15/2014		8,400	6,475
2.352% due 11/21/2011 (h)		26,000	22,595
2.448% due 05/10/2010		5,200	4,900
3.000% due 12/09/2011		20,000	20,692
3.053% due 05/22/2013		11,100	9,354
3.322% due 11/01/2012		7,200	5,957
3.642% due 02/01/2011		250	227
GMAC LLC
3.399% due 05/15/2009		2,600	2,486
Goldman Sachs Group, Inc.
0.564% due 06/23/2009		200	195
1.566% due 06/28/2010		1,300	1,210
1.578% due 12/23/2009		2,100	2,000
1.588% due 06/23/2009		43,210	42,130
1.766% due 06/28/2010		5,260	4,816
4.164% due 07/23/2009		1,000	974
4.734% due 10/07/2011		2,000	1,775
HSBC Finance Corp.
2.179% due 03/12/2010		3,200	2,918
2.429% due 11/16/2009		4,000	3,803
2.638% due 05/10/2010		200	181
4.479% due 10/21/2009		5,000	4,692
John Deere Capital Corp.
2.939% due 06/10/2011		1,100	1,005
JPMorgan Chase & Co.
1.926% due 05/07/2010		19,100	18,643
2.259% due 05/16/2011		450	421
4.720% due 01/17/2011		700	655
KeyBank N.A.
4.467% due 06/02/2010		19,900	19,201
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		9,700	922
Longpoint Re Ltd.
7.246% due 05/08/2010		4,200	4,102
Merna Reinsurance Ltd.
2.109% due 07/07/2010		3,000	2,701
Merrill Lynch & Co., Inc.
2.431% due 06/05/2012		1,300	1,108
2.446% due 09/09/2009		200	194
2.956% due 02/06/2009		2,890	2,879
3.079% due 02/05/2010		442	420
3.555% due 01/30/2009		304	304
3.735% due 07/25/2011		200	177
4.018% due 05/20/2009		7,600	7,504
4.485% due 05/12/2010		33,900	32,677
5.450% due 02/05/2013		200	192
6.050% due 08/15/2012		10,400	10,269
Metropolitan Life Global Funding I
2.189% due 05/17/2010		19,100	17,139
Morgan Stanley
3.067% due 12/01/2011		25,200	25,223
4.232% due 05/14/2010		17,500	16,295
4.570% due 01/09/2012		22,700	17,923
4.752% due 01/18/2011		1,150	980
5.032% due 01/15/2010		500	466
5.300% due 03/01/2013		27,500	24,962
Mystic Re Ltd.
12.202% due 06/07/2011		1,400	1,362
National Australia Bank Ltd.
2.204% due 09/11/2009		8,900	8,908
2.838% due 02/08/2010		31,400	31,431
National City Bank
2.562% due 06/07/2017		1,800	1,136
6.200% due 12/15/2011		3,500	3,288
Pricoa Global Funding I
3.010% due 06/04/2010		28,200	24,901
Rabobank Nederland NV
2.639% due 05/19/2010		30,300	30,198
4.208% due 04/06/2009		6,700	6,697
4.772% due 01/15/2009		14,800	14,813
Residential Reinsurance 2007 Ltd.
8.952% due 06/06/2011		2,000	1,936
12.452% due 06/07/2010		3,400	3,326
Santander U.S. Debt S.A. Unipersonal
2.766% due 02/06/2009		19,200	19,194
State Street Bank and Trust Co.
2.392% due 12/08/2015		5,700	3,912
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		19,200	14,182
UBS AG
3.779% due 05/05/2010		40,600	40,542
Ventas Realty LP
6.750% due 06/01/2010		4,960	4,718
Vita Capital III Ltd.
4.982% due 01/01/2011		2,200	2,048
Wachovia Bank N.A.
2.153% due 02/23/2009		7,900	7,874
3.032% due 05/14/2010		37,800	36,299
Wachovia Corp.
2.266% due 06/15/2017		10,000	7,439
Wells Fargo & Co.
0.507% due 03/22/2010		7,600	7,346
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		1,000	991

			974,210

Industrials 5.4%
Comcast Corp.
5.119% due 07/14/2009		2,100	2,072
CVS Caremark Corp.
2.502% due 06/01/2010		7,800	7,180
Daimler Finance North America LLC
2.346% due 03/13/2009		3,800	3,798
EchoStar DBS Corp.
7.000% due 10/01/2013		500	436
General Mills, Inc.
4.189% due 01/22/2010		8,000	7,686
GlaxoSmithKline Capital, Inc.
2.800% due 05/13/2010		10,000	9,675
Hewlett-Packard Co.
2.312% due 03/01/2012		100	89
Honeywell International, Inc.
3.585% due 07/27/2009		20,600	20,481
International Business Machines Corp.
4.096% due 07/28/2011		8,400	7,976
New Albertson’s, Inc.
6.950% due 08/01/2009		2,100	2,063
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		13,000	12,427
Reynolds American, Inc.
2.696% due 06/15/2011		9,600	7,778
Rockies Express Pipeline LLC
5.100% due 08/20/2009		20,900	20,914
Ryder System, Inc.
3.500% due 03/15/2009		32,958	32,736
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		100	100
6.125% due 08/17/2026		900	878
Southern Co.
2.918% due 08/20/2010		5,300	5,128
Southwest Airlines Co.
10.500% due 12/15/2011		5,000	4,561
Sungard Data Systems, Inc.
3.750% due 01/15/2009		3,400	3,391
SUPERVALU, Inc.
7.500% due 11/15/2014		3,500	2,887
Trinity Industries Leasing Co.
7.755% due 02/15/2009		1,539	1,545
Weyerhaeuser Co.
2.466% due 09/24/2009		10,300	9,893
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	6,528
Xerox Corp.
2.598% due 12/18/2009		2,000	1,849
9.750% due 01/15/2009		6,415	6,409
XTO Energy, Inc.
4.625% due 06/15/2013		16,500	14,999

			193,479

Utilities 1.4%
AT&T, Inc.
2.959% due 02/05/2010		11,900	11,497
CMS Energy Corp.
5.702% due 01/15/2013		1,500	1,103
Enel Finance International S.A.
5.700% due 01/15/2013		19,900	18,336
Midwest Generation LLC
8.300% due 07/02/2009		3,864	3,845
Ohio Power Co.
4.388% due 04/05/2010		2,000	1,872
Sprint Nextel Corp.
1.866% due 06/28/2010		14,200	11,901

			48,554

Total Corporate Bonds & Notes (Cost $1,268,986)			1,216,243

MUNICIPAL BONDS & NOTES 0.5%
Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009		17,000	17,148
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		500	428

Total Municipal Bonds & Notes (Cost $17,526)			17,576

U.S. GOVERNMENT AGENCIES 85.3%
Fannie Mae
0.531% due 12/25/2036 - 07/25/2037		5,781	5,117
0.591% due 03/25/2034		137	132
0.601% due 03/25/2036		798	680
0.621% due 08/25/2034		728	691
0.771% due 03/25/2036		3,875	3,634
0.821% due 05/25/2042 - 03/25/2044		2,277	2,143
0.871% due 06/25/2032 - 09/25/2032		133	128
0.921% due 10/25/2030		24	23
0.969% due 02/25/2022 - 12/25/2022		14	14
1.069% due 08/25/2022		8	8
1.071% due 10/25/2017		302	296
1.119% due 12/25/2022		7	7
1.371% due 04/25/2032		12	11
3.678% due 06/01/2043 - 10/01/2044		13,775	13,592
4.010% due 02/01/2018		25	24
4.019% due 05/01/2021 - 04/01/2029		234	233
4.051% due 11/01/2025		22	22
4.220% due 05/01/2036		13,241	13,223
4.257% due 06/01/2034		17	17
4.312% due 09/01/2034		849	854
4.420% due 05/01/2036		241	240
4.500% due 09/25/2025		135	136
4.568% due 07/01/2034		32	32
4.678% due 11/01/2035		1,196	1,204
4.720% due 05/01/2035		773	779
4.884% due 01/01/2036		412	417
4.970% due 08/01/2026		18	18
4.982% due 06/01/2035		882	892
5.000% due 01/25/2017 - 02/01/2039		8,217	8,389
5.066% due 05/01/2035		489	499
5.091% due 09/01/2035		552	555
5.155% due 10/01/2023		35	36
5.263% due 12/01/2035		454	462
5.371% due 12/01/2040		431	435
5.402% due 01/01/2032		578	569
5.467% due 08/01/2029		1,785	1,773
5.500% due 02/01/2014 - 01/01/2039		109,554	112,151
5.500% due 06/01/2038 - 09/01/2038 (h)		499,422	512,603
5.500% due 06/01/2038 (h)(i)		359,580	369,090
5.605% due 07/01/2029		186	187
5.788% due 12/01/2036		174	178
5.889% due 12/01/2036		186	190
6.000% due 02/01/2019 - 01/01/2039		567,253	584,322
6.500% due 10/25/2023 (b)		18	1
6.500% due 11/01/2028 - 10/25/2042		997	1,022
7.000% due 03/01/2013		36	38
8.760% due 06/25/2032		536	566
Federal Home Loan Bank
2.900% due 03/24/2009		3,000	3,019
4.000% due 04/20/2009		1,300	1,314
4.020% due 06/30/2009		2,000	2,036
4.330% due 03/16/2010		2,500	2,605
4.500% due 06/22/2010		12,400	13,058
Federal Housing Administration
6.896% due 07/01/2020		350	352
7.350% due 04/01/2019		159	161
7.430% due 07/01/2021 - 09/01/2022		151	153
7.435% due 02/01/2019		182	184
Freddie Mac
0.511% due 12/25/2036		21,688	20,657
1.425% due 02/15/2019		67,920	65,298
1.545% due 12/15/2030 - 06/15/2031		373	360
1.595% due 06/15/2031		362	353
1.645% due 12/15/2031		12	12
2.000% due 03/15/2023		8	7
3.678% due 10/25/2044		7,616	7,305
3.679% due 02/25/2045		3,319	2,990
3.878% due 07/25/2044		14,301	12,917
4.500% due 08/01/2017 - 12/15/2025		3,418	3,457
5.000% due 01/15/2018 - 08/15/2035		4,163	4,188
5.026% due 08/01/2035		448	451
5.143% due 08/01/2035		692	697
5.500% due 05/01/2013 - 04/01/2038		32,379	33,111
6.500% due 07/25/2043		470	489
6.750% due 08/15/2023		537	560
Ginnie Mae
0.908% due 06/20/2030		3	3
1.458% due 03/20/2031		961	934
1.540% due 02/16/2030		218	213
1.640% due 02/16/2030		138	136
1.690% due 02/16/2030		261	255
4.625% due 07/20/2022 - 09/20/2029		2,682	2,624
5.000% due 02/20/2032 - 02/01/2039		1,212,093	1,236,885
5.125% due 10/20/2017 - 10/20/2027		882	869
5.250% due 03/20/2029 - 03/20/2030		947	941
5.375% due 05/20/2021 - 05/20/2030		4,236	4,222
5.500% due 02/20/2019		19	20
6.000% due 01/15/2032 - 03/15/2032		1,784	1,848
7.500% due 02/20/2030		146	154
8.000% due 12/15/2030 - 03/15/2032		161	172
8.500% due 06/20/2027		103	110
Small Business Administration
7.540% due 08/10/2009		45	45

Total U.S. Government Agencies (Cost $3,023,232)			3,062,798

MORTGAGE-BACKED SECURITIES 10.6%
American Home Mortgage Assets
0.661% due 05/25/2046		4,361	1,724
0.661% due 09/25/2046		1,791	713
0.681% due 10/25/2046		7,598	2,660
2.956% due 02/25/2047		1,933	650
3.176% due 11/25/2046		3,652	1,243
American Home Mortgage Investment Trust
4.290% due 10/25/2034		2,678	1,866
4.440% due 02/25/2045		80	45
5.000% due 09/25/2035		2,100	1,542
5.660% due 09/25/2045		1,517	721
Banc of America Funding Corp.
4.622% due 02/20/2036		8,654	7,376
6.124% due 01/20/2047		476	256
Banc of America Mortgage Securities, Inc.
5.432% due 02/25/2036		520	368
5.772% due 07/20/2032		235	166
6.500% due 09/25/2033		939	901
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		10,055	8,451
4.558% due 11/25/2030		245	220
4.660% due 11/25/2034		2,253	1,675
4.750% due 10/25/2035		19,000	17,807
5.009% due 01/25/2035		430	297
5.176% due 01/25/2034		569	363
5.451% due 01/25/2034		290	204
5.472% due 05/25/2047		4,575	2,653
5.606% due 11/25/2034		18,323	11,632
Bear Stearns Alt-A Trust
0.631% due 02/25/2034		2,096	969
5.364% due 05/25/2035		627	434
5.495% due 09/25/2035		7,904	3,688
5.752% due 11/25/2036		4,983	2,326
5.849% due 01/25/2036		5,159	3,077
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		38	38
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		5,214	4,492
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		17,406	10,940
5.761% due 12/26/2046		8,962	6,244
CC Mortgage Funding Corp.
0.601% due 05/25/2048		4,625	1,916
0.721% due 08/25/2035		794	522
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		1,882	1,201
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021		1	1
Citigroup Mortgage Loan Trust, Inc.
0.541% due 01/25/2037		2,263	1,942
4.683% due 03/25/2034		445	334
4.684% due 08/25/2035		5,551	4,628
4.900% due 12/25/2035		1,769	1,422
5.664% due 07/25/2046		1,338	682
6.014% due 09/25/2037		8,857	4,714
Countrywide Alternative Loan Trust
0.588% due 09/20/2046		150	147
0.631% due 02/25/2047		422	173
0.651% due 05/25/2047		7,245	2,986
0.658% due 05/20/2046		186	165
0.661% due 09/25/2046		3,491	1,367
0.681% due 07/25/2046		730	318
0.688% due 02/20/2047		8,601	3,541
0.702% due 12/20/2046		9,972	4,349
0.718% due 07/20/2046		4,523	1,859
0.751% due 02/25/2037		7,528	3,734
0.801% due 11/20/2035		1,911	960
3.256% due 12/25/2035		2,419	1,191
3.256% due 02/25/2036		880	396
5.500% due 08/25/2035		150	124
5.894% due 02/25/2037		3,969	2,141
6.000% due 04/25/2037		682	363
Countrywide Home Loan Mortgage Pass-Through Trust
0.701% due 05/25/2035		567	279
0.761% due 04/25/2035		123	57
0.791% due 03/25/2035		934	423
0.811% due 06/25/2035		13,350	9,076
5.616% due 11/19/2033		440	428
5.750% due 07/19/2031		5	6
6.086% due 09/25/2047		917	471
CS First Boston Mortgage Securities Corp.
3.091% due 03/25/2032		178	132
5.545% due 05/25/2032		4	4
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047		1,018	906
0.551% due 02/25/2037		1,376	1,248
0.561% due 08/25/2037		2,742	2,441
First Horizon Asset Securities, Inc.
5.354% due 08/25/2035		169	120
First Republic Mortgage Loan Trust
0.951% due 06/25/2030		543	448
1.495% due 08/15/2032		7,100	5,715
1.545% due 11/15/2031		413	305
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		7,700	7,620
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		6,713	5,398
0.551% due 01/25/2047		6,047	5,564
0.691% due 06/25/2045		728	330
0.701% due 06/25/2045		344	168
0.741% due 11/25/2045		904	418
Greenwich Capital Acceptance, Inc.
6.129% due 06/25/2024		9	8
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		2,900	2,216
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		6,153	4,540
GSR Mortgage Loan Trust
4.540% due 09/25/2035		11,199	8,275
5.181% due 01/25/2036		2,008	1,386
6.000% due 03/25/2032		2	2
GSRPM Mortgage Loan Trust
0.871% due 11/25/2031		1,847	1,714
1.171% due 01/25/2032		366	310
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		159	143
0.698% due 08/21/2036		823	335
0.711% due 04/19/2038		2,302	925
0.761% due 07/19/2046		3,705	1,510
0.781% due 09/19/2046		1,057	433
0.801% due 05/19/2035		2,831	1,324
0.821% due 03/19/2036		7,594	3,241
0.951% due 02/19/2034		665	494
5.908% due 08/19/2036		761	391
Impac CMB Trust
1.371% due 10/25/2033		76	63
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		2,358	2,192
Indymac ARM Trust
4.436% due 01/25/2032		6	4
4.446% due 01/25/2032		3	3
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		1,601	692
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		3,335	3,039
0.571% due 01/25/2037		135	128
0.661% due 09/25/2046		2,989	1,212
0.671% due 06/25/2047		1,674	734
0.681% due 05/25/2046		526	214
0.711% due 07/25/2035		479	214
5.055% due 12/25/2034		93	64
JPMorgan Mortgage Trust
5.024% due 02/25/2035		2,866	2,155
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		244	183
Luminent Mortgage Trust
0.641% due 12/25/2036		2,157	951
0.651% due 12/25/2036		1,077	436
0.671% due 10/25/2046		790	325
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		1,415	557
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,539	1,457
MASTR Seasoned Securities Trust
6.198% due 09/25/2017		486	466
Mellon Residential Funding Corp.
1.545% due 11/15/2031		343	263
1.635% due 12/15/2030		5,038	4,023
4.379% due 10/20/2029		3,568	3,215
Merrill Lynch Floating Trust
1.265% due 06/15/2022		2,881	2,191
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		10,358	5,536
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037		1,808	1,292
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		5,482	3,883
1.575% due 03/15/2025		837	595
3.819% due 10/25/2035		7,754	5,920
Morgan Stanley Capital I
1.255% due 10/15/2020		6,023	4,601
Morgan Stanley Mortgage Loan Trust
0.691% due 02/25/2047		970	443
5.416% due 06/25/2036		529	407
RAAC Series 2005-SP1
5.000% due 09/25/2034		540	496
Residential Accredit Loans, Inc.
0.571% due 09/25/2046		883	616
0.651% due 06/25/2046		2,588	1,060
0.681% due 04/25/2046		450	190
0.721% due 08/25/2037		1,168	467
0.771% due 08/25/2035		2,153	1,051
3.616% due 09/25/2045		1,370	626
Residential Asset Securitization Trust
5.750% due 02/25/2036		435	293
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		211	202
Sequoia Mortgage Trust
0.858% due 07/20/2033		3,545	2,535
0.888% due 10/20/2027		2,200	1,688
4.474% due 04/20/2035		1,394	1,047
5.709% due 01/20/2047		717	479
Structured Adjustable Rate Mortgage Loan Trust
3.453% due 01/25/2035		131	57
5.365% due 02/25/2034		19	12
5.528% due 08/25/2035		213	110
Structured Asset Mortgage Investments, Inc.
0.571% due 09/25/2047		1,012	934
0.601% due 03/25/2037		1,936	756
0.661% due 07/25/2046		4,752	2,081
0.691% due 05/25/2036		12,493	5,033
0.691% due 05/25/2046		1,626	654
0.701% due 05/25/2045		1,008	481
0.751% due 02/25/2036		65	31
0.831% due 07/19/2035		11,159	7,549
0.871% due 07/19/2034		64	36
0.911% due 09/19/2032		90	63
0.931% due 03/19/2034		944	594
Structured Asset Securities Corp.
0.521% due 05/25/2036		424	386
4.687% due 02/25/2032		278	223
5.048% due 10/25/2035		1,060	768
5.221% due 01/25/2032		16	13
5.376% due 07/25/2032		196	119
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036		10	10
0.581% due 01/25/2037		2,753	2,560
Thornburg Mortgage Securities Trust
0.571% due 03/25/2037		240	197
0.581% due 11/25/2046		7,090	5,889
0.591% due 03/25/2046		3,500	3,467
1.525% due 06/25/2037		226	185
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021		19,350	14,809
WaMu Mortgage Pass-Through Certificates
0.731% due 11/25/2045		277	136
0.741% due 12/25/2045		528	242
0.761% due 10/25/2045		1,124	616
0.781% due 01/25/2045		457	235
1.011% due 12/25/2027		8,423	6,989
1.111% due 12/25/2027		3,365	2,854
2.956% due 02/25/2047		4,990	1,859
2.956% due 03/25/2047		4,251	1,586
2.986% due 01/25/2047		959	407
2.996% due 01/25/2047		2,054	760
3.016% due 04/25/2047		3,037	1,337
3.066% due 12/25/2046		3,745	1,598
3.076% due 12/25/2046		1,901	714
3.256% due 02/25/2046		4,950	2,107
3.256% due 08/25/2046		28,369	10,973
3.456% due 11/25/2042		971	802
3.656% due 06/25/2042		1,262	924
3.656% due 08/25/2042		1,349	952
3.756% due 11/25/2046		387	266
4.019% due 01/25/2047		539	244
4.269% due 07/25/2046		531	445
4.269% due 08/25/2046		13,392	7,046
4.269% due 09/25/2046		974	448
4.269% due 12/25/2046		2,147	989
4.491% due 09/25/2033		2,679	2,311
4.566% due 09/25/2033		6,600	5,603
4.625% due 05/25/2046		312	174
5.339% due 01/25/2037		1,446	816
5.449% due 02/25/2037		5,315	3,175
5.526% due 04/25/2037		1,024	541
5.605% due 12/25/2036		916	531
5.606% due 12/25/2036		3,051	1,518
5.653% due 05/25/2037		2,221	1,495
5.706% due 02/25/2037		2,728	1,492
5.862% due 02/25/2037		3,103	2,185
5.929% due 09/25/2036		1,664	991
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.226% due 05/25/2046		1,022	437
Washington Mutual MSC Mortgage Pass-Through Certificates
5.858% due 02/25/2033		159	129
Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034		7,094	5,076
5.594% due 07/25/2036		2,007	1,107

Total Mortgage-Backed Securities (Cost $548,856)			383,056

ASSET-BACKED SECURITIES 8.1%
Aames Mortgage Investment Trust
0.621% due 08/25/2035		93	87
Accredited Mortgage Loan Trust
0.521% due 02/25/2037		827	731
ACE Securities Corp.
0.521% due 12/25/2036		906	829
0.531% due 10/25/2036		116	108
0.551% due 10/25/2036		623	593
0.561% due 06/25/2037		1,658	1,452
American Express Credit Account Master Trust
1.185% due 08/15/2011		1,800	1,797
Amortizing Residential Collateral Trust
0.761% due 07/25/2032		57	36
1.171% due 10/25/2031		510	466
1.171% due 08/25/2032		432	306
Amresco Residential Securities Mortgage Loan Trust
1.411% due 06/25/2029		99	73
Argent Securities, Inc.
0.521% due 10/25/2036		696	665
Asset-Backed Funding Certificates
0.531% due 10/25/2036		322	313
0.531% due 11/25/2036		5,201	4,907
0.531% due 01/25/2037		5,808	5,024
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		333	323
0.551% due 05/25/2037		1,007	834
0.746% due 09/25/2034		445	350
BA Credit Card Trust
1.775% due 04/15/2013		3,900	3,547
Bear Stearns Asset-Backed Securities Trust
0.521% due 11/25/2036		723	650
0.541% due 12/25/2036		939	825
0.551% due 10/25/2036		315	291
0.801% due 01/25/2036		86	78
0.871% due 10/27/2032		254	198
0.921% due 03/25/2043		915	884
0.971% due 11/25/2042		124	87
1.131% due 10/25/2032		1,294	768
1.471% due 10/25/2037		4,699	3,856
Brazos Student Finance Corp.
1.010% due 06/01/2023		683	675
Capital Auto Receivables Asset Trust
2.645% due 10/15/2012		3,400	3,033
Carrington Mortgage Loan Trust
0.521% due 01/25/2037		8,698	8,064
0.791% due 10/25/2035		1,406	1,217
Chase Credit Card Master Trust
1.365% due 09/15/2011		18,800	18,473
Chase Funding Mortgage Loan Asset-Backed Certificates
1.111% due 08/25/2032		67	59
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033		43	29
Citigroup Mortgage Loan Trust, Inc.
0.511% due 12/25/2036		1,237	1,066
0.531% due 01/25/2037		314	299
0.531% due 07/25/2045		2,050	1,590
0.581% due 08/25/2036		1,100	964
0.581% due 03/25/2037		618	534
Contimortgage Home Equity Trust
1.875% due 03/15/2027		3	2
Countrywide Asset-Backed Certificates
0.501% due 01/25/2046		14	14
0.521% due 03/25/2037		4,265	4,096
0.521% due 05/25/2037		15,368	14,311
0.521% due 07/25/2037		2,234	2,039
0.521% due 03/25/2047		302	291
0.521% due 05/25/2047		1,217	1,126
0.521% due 06/25/2047		550	505
0.531% due 03/25/2037		554	535
0.531% due 09/25/2046		108	107
0.541% due 06/25/2037		1,486	1,381
0.551% due 06/25/2037		6,627	6,110
0.551% due 10/25/2047		1,050	921
0.571% due 08/25/2037		11,400	8,082
0.571% due 09/25/2037		1,112	975
0.571% due 09/25/2047		1,689	1,483
0.581% due 10/25/2046		954	881
0.631% due 02/25/2036		365	341
0.651% due 09/25/2036		2,103	1,672
0.661% due 06/25/2036		1,388	1,164
0.901% due 05/25/2033		37	33
0.951% due 12/25/2031		67	35
1.211% due 05/25/2032		239	180
4.367% due 10/25/2035		361	358
Countrywide Home Equity Loan Trust
1.335% due 01/15/2037		162	108
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		892	775
0.561% due 12/25/2037		1,020	943
0.591% due 07/25/2037		396	359
Delta Funding Home Equity Loan Trust
2.015% due 09/15/2029		34	24
EMC Mortgage Loan Trust
0.841% due 05/25/2040		156	125
Equity One Asset-Backed Securities, Inc.
0.771% due 04/25/2034		627	201
1.031% due 11/25/2032		907	508
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 01/25/2038		1,555	1,438
0.521% due 12/25/2036		351	340
0.541% due 12/25/2037		777	728
0.841% due 12/25/2034		79	48
Ford Credit Auto Owner Trust
2.095% due 01/15/2011		4,600	4,465
2.395% due 12/15/2010		2,271	2,216
2.615% due 06/15/2012		3,400	3,087
Fremont Home Loan Trust
0.521% due 10/25/2036		1,005	913
0.531% due 01/25/2037		1,602	1,250
0.541% due 02/25/2037		544	529
Greenpoint Home Equity Loan Trust
1.555% due 01/15/2030		625	502
GSAMP Trust
0.541% due 09/25/2036		514	494
0.541% due 10/25/2036		146	132
0.541% due 12/25/2036		2,515	1,822
0.571% due 01/25/2047		1,440	1,327
0.761% due 03/25/2034		577	560
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		479	458
0.798% due 01/20/2034		1,803	1,241
Home Equity Asset Trust
0.531% due 05/25/2037		946	790
1.391% due 02/25/2033		1	1
HSBC Asset Loan Obligation
0.531% due 12/25/2036		1,855	1,708
HSI Asset Securitization Corp. Trust
0.531% due 05/25/2037		272	219
0.581% due 03/25/2036		1,992	1,938
Indymac Residential Asset-Backed Trust
0.521% due 11/25/2036		169	166
0.531% due 04/25/2037		1,168	1,094
0.551% due 07/25/2037		974	863
0.601% due 04/25/2047		664	600
Irwin Home Equity Corp.
1.011% due 07/25/2032		320	194
JPMorgan Mortgage Acquisition Corp.
0.511% due 08/25/2036		23	23
0.521% due 07/25/2036		1,081	991
0.521% due 08/25/2036		536	499
0.521% due 10/25/2036		2,466	2,196
0.531% due 03/25/2047		786	619
0.551% due 03/25/2037		1,061	913
1.465% due 11/25/2036		455	421
Lehman ABS Mortgage Loan Trust
0.561% due 06/25/2037		1,300	1,230
Lehman XS Trust
0.541% due 05/25/2046		293	283
0.551% due 06/25/2046		407	395
0.551% due 08/25/2046		229	226
0.551% due 11/25/2046		2,357	2,184
0.561% due 05/25/2046		16	16
0.591% due 11/25/2036		172	163
0.621% due 04/25/2037		4,545	3,259
Long Beach Mortgage Loan Trust
0.511% due 11/25/2036		695	655
0.531% due 10/25/2036		25	23
0.651% due 08/25/2035		43	41
0.751% due 10/25/2034		359	122
1.171% due 03/25/2032		122	97
MASTR Asset-Backed Securities Trust
0.521% due 11/25/2036		1,001	923
0.521% due 01/25/2037		688	386
0.531% due 11/25/2036		1,178	1,101
0.551% due 05/25/2037		932	784
MBNA Credit Card Master Note Trust
1.295% due 12/15/2011		2,000	1,943
Merrill Lynch First Franklin Mortgage Loan Trust
0.531% due 07/25/2037		2,118	1,918
Merrill Lynch Mortgage Investors, Inc.
0.501% due 05/25/2037		88	87
0.501% due 06/25/2037		98	97
0.531% due 04/25/2037		78	77
0.541% due 08/25/2036		2,135	2,012
0.541% due 07/25/2037		100	94
0.551% due 09/25/2037		50	47
0.591% due 02/25/2037		1,594	1,366
Morgan Stanley ABS Capital I
0.511% due 07/25/2036		66	65
0.511% due 09/25/2036		40	38
0.511% due 10/25/2036		1,465	1,375
0.511% due 01/25/2037		1,544	1,432
0.521% due 10/25/2036		1,178	1,117
0.521% due 11/25/2036		2,748	2,585
0.531% due 05/25/2037		4,195	3,568
0.571% due 09/25/2036		125	99
1.271% due 07/25/2037		412	331
Morgan Stanley Home Equity Loan Trust
0.521% due 12/25/2036		1,127	1,035
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036		712	675
Nationstar Home Equity Loan Trust
0.531% due 03/25/2037		667	606
New Century Home Equity Loan Trust
0.541% due 08/25/2036		42	42
0.651% due 05/25/2036		1,335	1,015
0.731% due 06/25/2035		82	65
Option One Mortgage Loan Trust
0.511% due 02/25/2037		234	228
0.521% due 01/25/2037		1,504	1,411
0.531% due 07/25/2037		1,198	1,068
1.011% due 06/25/2032		61	47
1.011% due 08/25/2032		257	212
Park Place Securities, Inc.
0.731% due 09/25/2035		617	429
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047		2,243	1,817
Renaissance Home Equity Loan Trust
0.831% due 11/25/2034		619	392
0.911% due 08/25/2033		1,307	938
0.971% due 12/25/2033		723	550
Residential Asset Mortgage Products, Inc.
0.541% due 11/25/2036		52	52
0.551% due 10/25/2036		96	89
0.571% due 08/25/2046		500	462
1.031% due 06/25/2032		10	7
Residential Asset Securities Corp.
0.531% due 01/25/2037		808	734
0.541% due 11/25/2036		2,952	2,836
0.541% due 02/25/2037		933	816
0.551% due 10/25/2036		478	461
0.581% due 04/25/2037		1,506	1,338
0.971% due 07/25/2032		161	81
Residential Funding Mortgage Securities II, Inc.
0.591% due 05/25/2037		987	913
SACO I, Inc.
0.531% due 05/25/2036		476	319
Salomon Brothers Mortgage Securities VII, Inc.
0.771% due 03/25/2032		87	79
Saxon Asset Securities Trust
0.531% due 10/25/2046		588	564
1.011% due 01/25/2032		2	2
SBI HELOC Trust
0.641% due 08/25/2036		882	818
Sears Credit Account Master Trust
1.415% due 04/16/2013		700	689
Securitized Asset-Backed Receivables LLC Trust
0.511% due 01/25/2037		762	681
SLC Student Loan Trust
2.129% due 02/15/2015		3,961	3,883
SLM Student Loan Trust
3.515% due 04/25/2014		5,336	5,190
3.525% due 10/27/2014		4,683	4,534
3.525% due 10/25/2016		1,008	1,004
3.525% due 07/25/2017		1,281	1,243
3.535% due 07/25/2017		2,300	2,019
5.035% due 04/25/2023		51,600	48,429
Soundview Home Equity Loan Trust
0.551% due 06/25/2037		1,735	1,311
0.571% due 10/25/2036		12	11
Specialty Underwriting & Residential Finance
0.501% due 06/25/2037		76	75
0.516% due 11/25/2037		84	80
0.531% due 01/25/2038		1,360	1,162
1.151% due 01/25/2034		90	65
Structured Asset Investment Loan Trust
0.521% due 07/25/2036		513	472
Structured Asset Securities Corp.
0.521% due 10/25/2036		6,796	6,286
0.551% due 01/25/2037		809	722
0.571% due 01/25/2037		1,123	751
0.581% due 04/25/2036		669	647
0.761% due 01/25/2033		1,775	1,340
4.900% due 04/25/2035		3,557	1,751
Truman Capital Mortgage Loan Trust
0.811% due 01/25/2034		128	126
Washington Mutual Asset-Backed Certificates
0.521% due 01/25/2037		1,553	1,399
0.531% due 10/25/2036		608	527
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		377	363
0.571% due 03/25/2037		697	641
0.711% due 10/25/2035		3,747	3,485

Total Asset-Backed Securities (Cost $320,133)			289,677

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Atlas Reinsurance PLC
9.237% due 01/10/2010	EUR	2,300	3,173
Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	1,480
BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	100,000	1,098
Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	7,624
Sumitomo Mitsui Banking Corp.
1.570% due 06/29/2049		600,000	5,703
1.776% due 11/26/2049		200,000	2,129
1.838% due 09/29/2049		100,000	1,092

Total Foreign Currency-Denominated Issues (Cost $18,805)			22,299

	Shares
PREFERRED STOCKS 0.1%
DG Funding Trust
3.229% due 09/29/2049		328	3,299

Total Preferred Stocks (Cost $3,489)			3,299

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.2%
Certificates Of Deposit 4.4%
Bank of Ireland
0.511% due 02/26/2010		$1,200	1,186
4.792% due 01/15/2010		31,900	31,691
Barclays Bank PLC
2.498% due 08/10/2009		9,600	9,572
Calyon Financial, Inc.
1.501% due 06/29/2010		400	388
5.305% due 01/16/2009		5,600	5,596
Nordea Bank Finland PLC
1.855% due 04/09/2009		33,800	33,798
5.320% due 02/06/2009		3,500	3,500
Sanpaolo IMI SpA
2.826% due 06/09/2010		8,700	8,700
Skandinaviska Enskilda Banken AB
2.711% due 01/05/2009		8,000	8,000
Svenska Handelsbanken AB
0.566% due 06/19/2009		4,000	4,002
Unicredito Italiano NY
1.795% due 05/15/2009		53,600	53,592

			160,025

Commercial Paper 0.6%
Royal Bank of Scotland Group PLC
2.300% due 02/17/2009		20,510	20,451

Repurchase Agreements 2.7%
JPMorgan Chase Bank N.A.
0.000% due 01/12/2009		1,450	1,450
(Dated 12/17/2008. Collateralized by U.S. Treasury Notes 5.500% due 05/15/2009 valued at $1,463. Repurchase proceeds are $1,450.)
0.020% due 01/02/2009		47,000	47,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $47,472. Repurchase proceeds are $47,000.)
UBS Securities LLC
0.040% due 01/02/2009		24,300	24,300
(Dated 12/31/2008. Collateralized by Fannie Mae 4.750% due 03/12/2010 valued at $24,116. Repurchase proceeds are $24,300.)
0.050% due 01/05/2009		25,000	25,000
(Dated 12/31/2008. Collateralized by Fannie Mae 5.200% due 10/09/2018 valued at $25,637. Repurchase proceeds are $25,000.)

			97,750

U.S. Cash Management Bills 1.0%
0.312% due 04/29/2009 - 05/15/2009 (c)(f)		34,480	34,286

U.S. Treasury Bills 5.5%
0.261% due 01/02/2009 - 06/11/2009 (c)(f)		197,070	196,702

Total Short-Term Instruments (Cost $509,836)			509,214

Purchased Options (k) 0.4% (Cost $5,101)			12,833
Total Investments 157.0% (Cost $5,846,819)			$5,636,260
Written Options (l) (0.0%) (Premiums $217)			(287)
Other Assets and Liabilities (Net) (57.0%)			(2,045,076)

Net Assets 100.0%			$3,590,897

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) The Short-Term Fund is investing in shares of affiliated Funds.

(e) Institutional Class Shares of each PIMCO Fund.

(f) Securities with an aggregate market value of $201,182 and cash of $500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(g) Cash of $300 has been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(h) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $152,668 at a weighted average interest rate of 2.280%. On December 31, 2008, securities valued at $305,366 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $11,032 and cash of $14,244 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	315	$3,206
90-Day Eurodollar December Futures	Long	12/2009	7,258	48,994
90-Day Eurodollar December Futures	Long	12/2011	166	67
90-Day Eurodollar June Futures	Long	06/2009	309	2,199
90-Day Eurodollar June Futures	Long	06/2011	1,646	24
90-Day Eurodollar March Futures	Long	03/2011	3,291	(744)
90-Day Eurodollar September Futures	Long	09/2011	166	48
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5,530	11,207

				$65,001

(j) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc.	DUB	(0.230%)	06/20/2012	1.738%		$3,800	$187	$0	$187
GlobalSantaFe Corp.	DUB	(0.500%)	06/20/2012	0.830%		3,800	41	0	41
Nabors Industries, Inc.	CITI	(0.480%)	06/20 /2012	4.166%		3,800	427	0	427
Noble Corp.	DUB	(0.510%)	06/20/2012	2.012%		3,800	185	0	185
UBS Warburg LLC	CSFB	(2.050%)	12/20/2013	2.037%	EUR	6,300	(11)	0	(11)

							$829	$0	$829

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	5.354%	$3,800	$(569)	$0	$(569)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	5.801%	3,800	(590)	0	(590)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	4.495%	7,000	(329)	0	(329)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	4.495%	1,300	(63)	0	(63)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.310%	1,300	(89)	0	(89)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	4.546%	200	(4)	0	(4)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	4.546%	1,800	(29)	0	(29)
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	3.017%	7,600	(542)	0	(542)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	3.604%	3,800	(390)	0	(390)
Merrill Lynch & Co., Inc.	RBS	0.800%	09/20/2012	1.550%	4,700	(122)	0	(122)
Morgan Stanley	BOA	0.870%	09/20/2012	4.322%	2,800	(303)	0	(303)
Morgan Stanley	JPM	0.800%	09/20/2012	4.322%	10,000	(1,104)	0	(1,104)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	5.427%	3,800	(571)	0	(571)
Valero Energy Corp.	BOA	0.320%	06/20/2012	3.318%	3,800	(355)	0	(355)

						$(5,060)	$0	$(5,060)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$10,695	$55	$0	$55
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	681	3	0	3
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	17,600	(343)	(117)	(226)
CDX.IG-11 5-Year Index	MLP	1.500%	12/20/2013	26,000	(508)	(140)	(368)

					$(793)	$(257)	$(536)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP	EUR	3,400	$108	$7	$101
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	1,322	32	1,290
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	359	44	315
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		$19,300	869	608	261
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		11,500	(914)	(770)	(144)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		14,300	(1,137)	(950)	(187)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		62,900	(4,999)	(4,151)	(848)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		41,400	(9,011)	4	(9,015)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		54,200	(11,796)	(1,757)	(10,039)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(10,998)	160	(11,158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		8,000	(2,192)	(102)	(2,090)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		5,500	(768)	(665)	(103)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(106,604)	3,800	(110,404)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,700	(38)	(79)	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		26,300	(11,961)	(3,543)	(8,418)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		23,200	(10,551)	280	(10,831)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	706	(11)	717
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	562	51	511
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		53,700	2,817	209	2,608
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	896	381	515
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	252	107	145
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	1,745	716	1,029
Pay	6-Month GBP-LIBOR	3.500%	09/16/2010	BCLY		34,700	534	55	479
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,400	1,153	(234)	1,387
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	(822)	141	(963)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		2,500	(790)	(19)	(771)

							$(161,258)	$(5,686)	$(155,572)

(k) Purchased options outstanding on December 31, 2008:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus JPY	JPY	148.300	05/20/2010	EUR	8,100	$464	$294
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	2,415
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	443	1,160
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	443	1,057
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	331	895
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	331	798
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,510
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,379
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	211	33
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	211	884
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	545	84
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	2,324

						$5,101	$12,833

(l) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/16/2009	451	$75	$68

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$20,000	$142	$219

(m) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	BCLY	16,660	01/2009	$797	$0	$797
Sell		CITI	39,420	01/2009	0	(1,901)	(1,901)
Buy		CSFB	15,127	01/2009	837	0	837
Sell		MSC	57	01/2009	0	(2)	(2)
Buy	BRL	UBS	19,446	02/2009	0	(587)	(587)
Sell		HSBC	21,454	06/2009	0	(752)	(752)
Buy	CLP	HSBC	63,745	05/2009	0	0	0
Buy		JPM	2,447,604	05/2009	0	(1,366)	(1,366)
Sell		JPM	2,179,800	05/2009	1,154	0	1,154
Buy	CNY	BCLY	128,792	07/2009	0	(1,217)	(1,217)
Sell		BCLY	471,492	07/2009	0	(2,671)	(2,671)
Buy		DUB	333,126	07/2009	0	(3,070)	(3,070)
Buy		HSBC	73,588	07/2009	0	(724)	(724)
Buy		JPM	39,412	07/2009	0	(440)	(440)
Sell	EUR	BCLY	381	01/2009	0	(52)	(52)
Buy		DUB	30,581	01/2009	3,707	0	3,707
Sell		HSBC	1,055	01/2009	24	0	24
Buy		MSC	3,781	01/2009	0	(15)	(15)
Sell		RBS	22,544	01/2009	0	(2,852)	(2,852)
Sell	GBP	BCLY	12,606	01/2009	552	0	552
Sell		CITI	19,598	01/2009	881	0	881
Buy		DUB	14,702	01/2009	0	(572)	(572)
Buy		HSBC	11,000	01/2009	0	(651)	(651)
Sell		MSC	1,184	01/2009	49	0	49
Buy		RBS	4,098	01/2009	0	(243)	(243)
Sell		UBS	17,377	01/2009	790	0	790
Sell	JPY	BCLY	617,138	01/2009	0	(331)	(331)
Sell		BNP	1,176,752	01/2009	0	(308)	(308)
Sell		CITI	620,791	01/2009	0	(315)	(315)
Sell		UBS	1,150,124	01/2009	0	(620)	(620)
Buy	MXN	JPM	343,073	05/2009	0	(1,354)	(1,354)
Sell	NOK	CITI	56,601	01/2009	0	(155)	(155)
Buy		RBS	56,601	01/2009	329	0	329
Buy	PLN	HSBC	83,641	05/2009	0	(9,465)	(9,465)
Sell		MSC	78,046	05/2009	8,954	0	8,954
Sell	RUB	BCLY	190,440	05/2009	1,520	0	1,520
Sell		HSBC	213,367	05/2009	1,063	0	1,063
Sell		JPM	71,199	05/2009	134	0	134
Buy		UBS	491,838	05/2009	0	(5,943)	(5,943)
Sell		UBS	16,832	05/2009	14	0	14
Buy	SGD	CITI	3,123	04/2009	25	0	25
Buy		DUB	1,992	04/2009	31	0	31
Buy		HSBC	775	04/2009	7	0	7
Sell		JPM	9,235	04/2009	0	(249)	(249)
Buy		RBS	1,314	04/2009	17	0	17
Buy		UBS	991	04/2009	17	0	17
Buy		HSBC	1,186	07/2009	2	0	2
Buy	ZAR	BCLY	23,786	05/2009	332	0	332

					$21,236	$(35,855)	$(14,619)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$100,277	$5,530,572	$5,411	$5,636,260
Other Financial Instruments++	65,001	(175,346)	101	(110,244)

Total	$165,278	$5,355,226	$5,512	$5,526,016

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$4,213	$4,778	$3	$0	$(1,880)	$(1,703)	$5,411
Other Financial Instruments++	(159)	0	0	0	318	(58)	101

Total	$4,054	$4,778	$3	$0	$(1,562)	$(1,761)	$5,512

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 23.4%
Banking & Finance 17.8%
Allstate Corp.
6.125% due 05/15/2037		$200	$116
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,000	985
American Express Centurion Bank
5.550% due 10/17/2012		11,300	10,743
American Express Credit Corp.
1.961% due 03/02/2009		30	30
American General Finance Corp.
6.900% due 12/15/2017		100	43
American International Group, Inc.
5.850% due 01/16/2018		100	67
8.250% due 08/15/2018		5,600	4,105
ANZ National International Ltd.
2.428% due 08/07/2009		20	20
6.200% due 07/19/2013		400	387
ASIF II
5.750% due 02/16/2009		200	193
Bank of America Corp.
2.479% due 08/15/2016		400	295
8.000% due 12/29/2049		1,800	1,297
8.125% due 12/29/2049		2,700	2,023
Barclays Bank PLC
5.450% due 09/12/2012		400	405
6.050% due 12/04/2017		100	88
Bear Stearns Cos. LLC
2.262% due 08/21/2009		1,200	1,180
2.356% due 05/18/2010		200	193
2.371% due 11/28/2011		800	747
4.902% due 07/19/2010		300	290
6.400% due 10/02/2017		1,900	1,978
7.250% due 02/01/2018		300	329
7.625% due 12/07/2009		700	714
BNP Paribas
5.186% due 06/29/2049		130	74
Caterpillar Financial Services Corp.
4.850% due 12/07/2012		100	95
CIT Group, Inc.
3.482% due 11/03/2010		1,600	1,216
3.796% due 07/28/2011		4,700	3,862
Citigroup Capital XXI
8.300% due 12/21/2057		100	77
Citigroup Funding, Inc.
3.556% due 05/07/2010		1,100	1,043
Citigroup Global Markets Holdings, Inc.
3.244% due 01/12/2009		700	700
3.312% due 08/03/2009		20	20
Citigroup, Inc.
2.386% due 05/18/2010		8,100	7,485
5.500% due 04/11/2013		100	98
5.850% due 07/02/2013		100	97
6.000% due 02/21/2012		1,100	1,089
8.400% due 04/29/2049		10,200	6,748
Comerica Bank
2.263% due 05/24/2011		5,500	4,386
Commonwealth Bank of Australia
6.024% due 03/29/2049		100	58
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		1,700	1,680
6.250% due 04/15/2009		2,900	2,901
Credit Agricole S.A.
2.181% due 05/28/2009		100	100
Credit Suisse USA, Inc.
2.349% due 08/15/2010		100	93
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		100	73
General Electric Capital Corp.
1.625% due 10/06/2015		9,000	6,520
6.375% due 11/15/2067		200	126
Goldman Sachs Group, Inc.
5.250% due 10/15/2013		4,650	4,276
5.625% due 01/15/2017		10	9
5.950% due 01/18/2018		100	95
6.150% due 04/01/2018		100	96
6.250% due 09/01/2017		100	97
International Lease Finance Corp.
2.373% due 05/24/2010		20	16
4.375% due 11/01/2009		1,600	1,403
JPMorgan Chase & Co.
0.521% due 06/26/2009		80	79
6.000% due 01/15/2018		30	32
7.000% due 11/15/2009		3,700	3,740
7.900% due 04/29/2049		2,300	1,918
KeyCorp
0.571% due 05/26/2009		400	395
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)		30	3
2.951% due 05/25/2010 (a)		300	28
5.625% due 01/24/2013 (a)		200	20
Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009		5,189	5,176
Marshall & Ilsley Corp.
4.375% due 08/01/2009		1,000	982
Merrill Lynch & Co., Inc.
4.018% due 05/20/2009		500	494
6.875% due 04/25/2018		100	105
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	94
Morgan Stanley
4.232% due 05/14/2010		1,800	1,676
4.842% due 01/15/2010		2,900	2,665
6.250% due 08/28/2017		100	85
Nationwide Life Global Funding I
2.439% due 05/19/2010		1,600	1,564
5.450% due 10/02/2012		700	547
Pricoa Global Funding I
1.666% due 09/27/2013		100	66
3.565% due 01/30/2012		100	75
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	96
Protective Life Secured Trusts
2.027% due 11/09/2010		1,500	1,270
Rabobank Capital Funding Trust
5.254% due 12/29/2049		100	55
RBS Capital Trust III
5.512% due 09/29/2049		300	120
Regions Bank
7.500% due 05/15/2018		2,100	1,808
Regions Financial Corp.
1.636% due 06/26/2012		5,400	4,354
6.375% due 05/15/2012		1,660	1,460
Residential Capital LLC
5.253% due 05/22/2009		100	37
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		100	47
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	64
SLM Corp.
4.500% due 07/26/2010		2,500	2,170
Sun Life Financial Global Funding LP
1.595% due 07/06/2011		1,000	968
SunTrust Bank
2.282% due 05/21/2012		4,000	3,652
Textron Financial Corp.
2.288% due 02/25/2011		1,000	868
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		200	129
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	55
Wachovia Corp.
2.352% due 06/01/2010		5,500	5,191
7.980% due 02/28/2049		2,800	2,393
Wells Fargo & Co.
5.625% due 12/11/2017		100	105

			115,347

Industrials 3.8%
Amgen, Inc.
6.900% due 06/01/2038		100	115
Anadarko Petroleum Corp.
2.396% due 09/15/2009		5,000	4,785
C8 Capital SPV Ltd.
6.640% due 12/29/2049		100	51
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	101
Daimler Finance North America LLC
2.346% due 03/13/2009		10	10
2.426% due 03/13/2009		100	96
Dell, Inc.
5.650% due 04/15/2018		100	90
EnCana Corp.
4.600% due 08/15/2009		2,900	2,854
Gaz Capital S.A.
8.625% due 04/28/2034		100	82
Home Depot, Inc.
3.750% due 09/15/2009		1,900	1,882
International Business Machines Corp.
4.096% due 07/28/2011		2,200	2,089
5.700% due 09/14/2017		400	428
Kimberly-Clark Corp.
3.520% due 07/30/2010		100	97
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		100	85
Kraft Foods, Inc.
6.125% due 02/01/2018		100	98
Martin Marietta Materials, Inc.
3.615% due 04/30/2010		1,400	1,182
Oracle Corp.
5.750% due 04/15/2018		200	210
Spectra Energy Capital LLC
4.370% due 03/01/2009		7,515	7,485
Suncor Energy, Inc.
6.100% due 06/01/2018		200	173
Time Warner, Inc.
2.405% due 11/13/2009		2,700	2,599
Union Pacific Corp.
5.700% due 08/15/2018		100	96

			24,608

Utilities 1.8%
Appalachian Power Co.
6.600% due 05/01/2009		3,900	3,867
Deutsche Telekom International Finance BV
1.678% due 03/23/2009		1,800	1,784
Dominion Resources, Inc.
2.921% due 06/17/2010		400	372
Ohio Power Co.
4.388% due 04/05/2010		100	93
Pepco Holdings, Inc.
2.828% due 06/01/2010		4,000	3,964
Verizon Communications, Inc.
4.200% due 04/03/2009		50	50
8.950% due 03/01/2039		1,300	1,684

			11,814

Total Corporate Bonds & Notes (Cost $153,840)			151,769

MUNICIPAL BONDS & NOTES 1.4%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021		100	101
6.899% due 12/01/2040		1,000	1,026
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		300	167
Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009		2,300	2,320
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033		3,100	3,059
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		100	94
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032		2,700	2,607

Total Municipal Bonds & Notes (Cost $8,965)			9,374

U.S. GOVERNMENT AGENCIES 45.5%
Fannie Mae
5.000% due 02/25/2017 - 03/01/2038		3,524	3,609
5.000% due 09/01/2035 - 06/01/2038 (e)		6,443	6,587
5.500% due 09/01/2023 (f)		996	1,028
5.500% due 02/01/2037 - 01/01/2039		106,905	109,599
5.500% due 06/01/2038 - 09/01/2038 (e)		62,609	64,260
6.000% due 08/01/2027 - 01/01/2039		39,413	40,612
6.000% due 09/01/2037 - 09/01/2038 (e)		26,844	27,669
6.000% due 12/01/2037 (f)		26	26
6.500% due 09/01/2037		817	850
Freddie Mac
0.511% due 12/25/2036		53	51
1.345% due 07/15/2019 - 10/15/2020		441	428
1.425% due 02/15/2019		230	221
4.250% due 09/15/2024		30	30
5.500% due 09/01/2037 - 01/01/2039		16,996	17,398
5.500% due 02/01/2038 - 11/01/2038 (e)		16,479	16,887
6.000% due 07/01/2038		859	886
Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037		963	996
Small Business Administration
5.290% due 12/01/2027		187	191
6.020% due 08/01/2028		3,100	3,266

Total U.S. Government Agencies (Cost $287,309)			294,594

U.S. TREASURY OBLIGATIONS 5.9%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015		3,148	2,921
1.750% due 01/15/2028		19,382	17,913
2.375% due 01/15/2017		8,268	8,205
2.375% due 01/15/2025		9,186	9,031

Total U.S. Treasury Obligations (Cost $35,560)			38,070

MORTGAGE-BACKED SECURITIES 3.2%
Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		3,004	2,870
5.658% due 06/10/2049		4,300	3,158
5.745% due 02/10/2051		400	289
Bear Stearns Commercial Mortgage Securities
5.116% due 02/11/2041		400	323
5.201% due 12/11/2038		2,100	1,719
5.593% due 06/11/2040		2,109	1,953
5.703% due 06/11/2050		1,300	926
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		400	281
Citigroup Mortgage Loan Trust, Inc.
0.541% due 01/25/2037		44	37
Commercial Mortgage Pass-Through Certificates
1.540% due 02/16/2034		1,215	1,074
Countrywide Alternative Loan Trust
0.631% due 02/25/2047		70	29
0.671% due 06/25/2037		248	100
3.256% due 02/25/2036		26	12
Countrywide Home Loan Mortgage Pass-Through Trust
4.730% due 02/20/2035		45	28
4.789% due 11/25/2034		34	21
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		63	47
5.799% due 08/10/2045		1,000	729
GSR Mortgage Loan Trust
5.244% due 11/25/2035		81	60
Harborview Mortgage Loan Trust
0.751% due 12/19/2036		2,538	1,011
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		13	12
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		13	12
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		100	71
5.440% due 06/12/2047		1,500	1,087
JPMorgan Mortgage Trust
5.024% due 02/25/2035		61	46
LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026		1	1
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		12	9
Morgan Stanley Capital I
5.364% due 03/15/2044		2,500	1,846
5.387% due 03/12/2044		200	162
5.881% due 06/11/2049		1,900	1,414
Structured Asset Securities Corp.
0.521% due 05/25/2036		9	9
5.048% due 10/25/2035		12	9
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036		3	3
Thornburg Mortgage Securities Trust
0.581% due 03/25/2046		75	72
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		1,800	1,403
WaMu Mortgage Pass-Through Certificates
1.111% due 12/25/2027		45	39
2.986% due 01/25/2047		74	31
4.269% due 09/25/2046		7	3
4.269% due 10/25/2046		18	7

Total Mortgage-Backed Securities (Cost $23,689)			20,903

ASSET-BACKED SECURITIES 3.5%
Access Group, Inc.
4.835% due 10/27/2025		2,100	1,931
Accredited Mortgage Loan Trust
0.591% due 04/25/2036		13	13
ACE Securities Corp.
0.531% due 10/25/2036		8	8
0.551% due 10/25/2036		3	3
American Express Credit Account Master Trust
1.695% due 02/15/2012		4	3
Asset-Backed Funding Certificates
0.531% due 10/25/2036		1	1
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		4	4
0.746% due 09/25/2034		1	1
BA Credit Card Trust
1.235% due 11/17/2014		600	492
Bear Stearns Asset-Backed Securities Trust
0.551% due 10/25/2036		16	15
0.561% due 06/25/2047		53	47
BNC Mortgage Loan Trust
0.571% due 05/25/2037		67	49
Chase Issuance Trust
1.185% due 07/15/2011		5,225	5,131
1.645% due 01/15/2012		200	190
1.945% due 08/17/2015		300	238
3.496% due 09/15/2015		3,800	3,140
Citigroup Mortgage Loan Trust, Inc.
0.531% due 07/25/2045		137	106
0.581% due 08/25/2036		73	64
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037		29	27
0.521% due 03/25/2047		3	3
0.521% due 05/25/2047		17	16
0.531% due 03/25/2037		3	3
0.551% due 10/25/2047		105	92
0.561% due 06/25/2037		1,471	1,309
0.581% due 10/25/2046		2	2
0.651% due 09/25/2036		197	157
Credit-Based Asset Servicing & Securitization LLC
0.591% due 07/25/2037		66	60
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 10/25/2036		32	29
0.521% due 11/25/2036		12	11
0.531% due 06/25/2036		3	3
Ford Credit Auto Owner Trust
1.795% due 07/15/2010		70	68
Fremont Home Loan Trust
0.541% due 02/25/2037		3	3
GE-WMC Mortgage Securities LLC
0.511% due 08/25/2036		5	4
GSAMP Trust
0.541% due 09/25/2036		5	4
0.541% due 12/25/2036		52	38
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		17	16
0.778% due 01/20/2035		31	22
Honda Auto Receivables Owner Trust
3.770% due 09/20/2010		700	690
Indymac Residential Asset-Backed Trust
0.551% due 07/25/2037		44	39
0.601% due 04/25/2047		133	120
JPMorgan Mortgage Acquisition Corp.
0.521% due 07/25/2036		793	727
0.521% due 10/25/2036		85	76
0.521% due 05/25/2037		2,697	2,281
0.531% due 03/25/2047		60	48
0.551% due 03/25/2037		159	137
Lehman XS Trust
0.541% due 05/25/2046		4	3
0.551% due 11/25/2046		12	11
0.591% due 11/25/2036		2	2
Long Beach Mortgage Loan Trust
0.531% due 10/25/2036		7	7
MASTR Asset-Backed Securities Trust
0.551% due 05/25/2037		49	41
MBNA Credit Card Master Note Trust
1.295% due 12/15/2011		35	34
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		8	8
0.521% due 07/25/2036		28	21
0.521% due 09/25/2036		6	6
0.521% due 11/25/2036		33	31
0.531% due 05/25/2037		110	94
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036		10	9
Nationstar Home Equity Loan Trust
0.531% due 03/25/2037		33	30
Option One Mortgage Loan Trust
0.511% due 02/25/2037		5	5
0.531% due 07/25/2037		120	107
Park Place Securities, Inc.
0.783% due 10/25/2034		7	5
Popular ABS Mortgage Pass-Through Trust
0.561% due 01/25/2037		690	608
Residential Asset Mortgage Products, Inc.
0.551% due 10/25/2036		6	6
Residential Asset Securities Corp.
0.541% due 11/25/2036		6	6
0.541% due 02/25/2037		47	41
Residential Funding Mortgage Securities II, Inc.
0.591% due 05/25/2037		27	25
Saxon Asset Securities Trust
0.531% due 10/25/2046		3	3
SBI HELOC Trust
0.641% due 08/25/2036		6	6
SLM Student Loan Trust
3.515% due 04/25/2014		53	51
3.535% due 10/25/2016		52	51
3.545% due 10/26/2015		12	12
4.035% due 10/25/2017		2,500	2,262
4.215% due 07/25/2013		191	185
Soundview Home Equity Loan Trust
0.531% due 11/25/2036		32	29
0.551% due 06/25/2037		60	45
South Carolina Student Loan Corp.
2.702% due 09/02/2014		168	164
2.752% due 03/01/2018		500	452
2.952% due 03/02/2020		700	584
3.202% due 09/03/2024		600	472
Specialty Underwriting & Residential Finance
0.516% due 11/25/2037		8	8
Structured Asset Securities Corp.
0.521% due 10/25/2036		9	8
Wells Fargo Home Equity Trust
0.571% due 03/25/2037		35	32

Total Asset-Backed Securities (Cost $25,220)			22,885

SOVEREIGN ISSUES 0.6%
Export-Import Bank of Korea
2.292% due 06/01/2009		100	100
Korea Development Bank
4.348% due 04/03/2010		100	96
4.625% due 09/16/2010		3,300	3,205
Mexico Government International Bond
5.950% due 03/19/2019		400	402

Total Sovereign Issues (Cost $3,896)			3,803

FOREIGN CURRENCY-DENOMINATED ISSUES 3.1%
Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	134
Countrywide Financial Corp.
4.476% due 11/23/2010	EUR	3,800	4,852
General Electric Capital Corp.
5.500% due 09/15/2067		300	236
KeyBank N.A.
4.883% due 11/05/2009		4,200	5,502
KeyCorp
4.276% due 11/22/2010		2,900	3,023
Merrill Lynch & Co., Inc.
4.201% due 05/30/2014		4,000	4,441
Morgan Stanley
4.209% due 03/01/2013		1,700	1,758

Total Foreign Currency-Denominated Issues (Cost $20,321)			19,946

	Shares
CONVERTIBLE PREFERRED STOCKS 2.3%
American International Group, Inc.
8.500% due 03/01/2013		2,300	20
Bank of America Corp.
7.250% due 03/01/2013		4,200	2,736
Wachovia Corp.
7.500% due 03/01/2013		15,900	11,925

Total Convertible Preferred Stocks (Cost $13,232)			14,681

PREFERRED STOCKS 0.0%
DG Funding Trust
3.229% due 03/01/2013		2	20

Total Preferred Stocks (Cost $21)			20

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 39.7%
Commercial Paper 10.2%
Fannie Mae
0.860% due 01/27/2009		$22,700	22,686
Federal Home Loan Bank
0.170% due 02/04/2009		13,000	12,998
Freddie Mac
0.120% due 01/22/2009		30,500	30,498

			66,182

Repurchase Agreements 26.0%
Credit Suisse Securities (USA) LLC
0.150% due 01/06/2009		79,000	79,000
(Dated 12/30/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $80,871. Repurchase proceeds are $79,001.)
Goldman Sachs & Co.
0.060% due 01/02/2009		62,200	62,200
(Dated 12/31/2008. Collateralized by Freddie Mac 5.500% due 10/01/2038 valued at $63,382. Repurchase proceeds are $62,200.)
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		12,000	12,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $12,121. Repurchase proceeds are $12,000.)
0.030% due 01/05/2009		15,000	15,000
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 1.750% due 11/15/2011 valued at $15,152. Repurchase proceeds are $15,000.)

			168,200

U.S. Cash Management Bills 0.1%
0.980% due 05/15/2009 (d)		950	944

U.S. Treasury Bills 3.4%
0.556% due 01/02/2009 - 06/11/2009 (b)(d)		22,170	22,158

Total Short-Term Instruments (Cost $257,493)			257,484

Purchased Options (h) 0.2% (Cost $441)			1,069
Total Investments 128.8% (Cost $829,987)			$834,598
Written Options (i) (0.1%) (Premiums $203)			(316)
Other Assets and Liabilities (Net) (28.7%)			(186,200)

Net Assets 100.0%			$648,082

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $1,941 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $61,333 at a weighted average interest rate of 2.933%. On December 31, 2008, securities valued at $97,836 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $134 and cash of $61,201 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	4	$45
90-Day Euribor March Futures	Long	03/2009	7	74
90-Day Eurodollar December Futures	Long	12/2009	16	81
90-Day Eurodollar June Futures	Long	06/2009	290	1,643
90-Day Eurodollar June Futures	Long	06/2010	4	22
90-Day Eurodollar March Futures	Long	03/2009	283	1,508
90-Day Eurodollar March Futures	Long	03/2010	13	69
90-Day Eurodollar September Futures	Long	09/2009	29	165
90-Day Eurodollar September Futures	Long	09/2010	4	23
E-mini Russell 2000 Index March Futures	Long	03/2009	10,881	34,578
S&P 500 Index March Futures	Short	03/2009	2	(7)
U.S. Treasury 2-Year Note March Futures	Long	03/2009	67	92
U.S. Treasury 5-Year Note March Futures	Long	03/2009	136	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	35
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	12	105

				$38,441

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	5.000%	12/20/2013	5.250%	$900	$(8)	$(81)	$73
Brazil Government International Bond	CSFB	3.250%	12/20/2009	2.340%	1,000	10	0	10
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	300	(140)	0	(140)
CIT Group, Inc.	MSC	5.650%	03/20/2013	7.304%	100	(5)	0	(5)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.406%	100	(8)	0	(8)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	3.708%	1,800	54	0	54
General Electric Capital Corp.	BCLY	4.500%	12/20/2013	3.708%	2,300	78	0	78
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	3.708%	1,700	72	0	72
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	300	8	0	8
General Electric Capital Corp.	CITI	4.850%	12/20/2013	3.708%	900	43	0	43
General Electric Capital Corp.	DUB	4.750%	12/20/2013	3.708%	900	40	0	40
General Motors Corp.	DUB	7.700%	03/20/2013	79.336%	100	(74)	0	(74)
General Motors Corp.	GSC	5.000%	06/20/2013	77.714%	300	(233)	(53)	(180)
Indonesia Government International Bond	BCLY	0.370%	03/20/2009	4.128%	100	(1)	0	(1)
Panama Government International Bond	CSFB	0.300%	02/20/2009	2.378%	100	0	0	0
Peru Government International Bond	MSC	0.310%	03/20/2009	1.112%	100	0	0	0
SLM Corp.	BCLY	5.000%	12/20/2013	8.265%	1,000	(108)	(135)	27
SLM Corp.	BOA	4.550%	03/20/2009	11.543%	100	(1)	0	(1)
SLM Corp.	CITI	5.600%	09/20/2009	11.541%	1,500	(58)	0	(58)
SLM Corp.	CITI	5.000%	12/20/2013	8.265%	1,900	(206)	(271)	65
Ukraine Government International Bond	MSC	0.610%	02/20/2009	36.425%	100	(5)	0	(5)

						$(542)	$(540)	$(2)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	$98	$5	$9	$(4)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$97	$0	$0	$0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	194	1	0	1
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	200	(4)	(5)	1

					$(3)	$(5)	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	(1)	0	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	0	0	0
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	0	(1)	1
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	2	0	2
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	700	18	2	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$3,000	77	(5)	82
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,300	30	2	28
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,200	189	153	36
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,200	99	69	30
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,100	50	25	25
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		200	(4)	(17)	13
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(545)	33	(578)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		200	(91)	1	(92)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		500	(227)	(60)	(167)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	300	15	1	14
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	73	(13)	86
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	100	1	(3)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	1	(2)	3
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	10	(2)	12
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	37	0	37
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	42	0	42
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	71	0	71
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		100	(16)	28	(44)

							$(167)	$211	$(378)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	1-Month USD-LIBOR less 1.600%	$90,424	10/15/2009	MLP	$9,536

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - NYBEX Mini Russell 2000 Index January Futures	$200.000	01/16/2009	4,091	$112	$41

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$17
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	8	23
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	20

							$25	$80

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$12,000	$281	$947
Call - OTC U.S. Treasury Note 2.375% due 08/31/2010	103.813	01/16/2009	6,300	1	1
Put - OTC Fannie Mae 5.000% due 01/01/2024	73.000	01/13/2009	1,000	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	73.000	01/06/2009	13,000	2	0
Put - OTC Fannie Mae 5.500% due 01/01/2024	80.500	01/13/2009	1,000	0	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	73.000	01/06/2009	92,500	10	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	81.250	01/06/2009	85,000	10	0

				$304	$948

(i) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	73	$43	$64
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	29	35	46
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	35	10	2
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	22	10	2
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	67	10	10

				$108	$124

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$4,500	$35	$48
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	100	3	9
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	12
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	10	16
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	25
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	9	11
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	25
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	1,500	5	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	11	16
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	25

							$95	$192

(j) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	11	04/2009	$0	$0	$0
Sell		BCLY	11	04/2009	0	0	0
Buy		HSBC	11	04/2009	0	0	0
Sell		HSBC	11	04/2009	0	0	0
Sell	BRL	HSBC	38	02/2009	0	(1)	(1)
Sell		JPM	227	02/2009	0	(2)	(2)
Sell		RBC	46	06/2009	5	0	5
Buy	CNY	BCLY	3,849	07/2009	0	(38)	(38)
Sell		BCLY	1,008	07/2009	0	(5)	(5)
Sell		CITI	579	07/2009	0	(3)	(3)
Buy		DUB	10,657	07/2009	0	(111)	(111)
Sell		DUB	1,125	07/2009	0	(3)	(3)
Buy		HSBC	3,642	07/2009	0	(34)	(34)
Sell		HSBC	361	07/2009	0	(2)	(2)
Buy		JPM	3,766	07/2009	0	(42)	(42)
Sell		JPM	877	07/2009	0	(5)	(5)
Buy		BCLY	160	09/2009	0	0	0
Buy		CITI	69	09/2009	0	0	0
Buy		DUB	138	09/2009	0	0	0
Buy		HSBC	139	09/2009	0	0	0
Buy	EUR	BCLY	174	01/2009	11	0	11
Buy		BNP	154	01/2009	0	(7)	(7)
Buy		CSFB	198	01/2009	6	(3)	3
Buy		DUB	134	01/2009	5	(3)	2
Buy		HSBC	133	01/2009	4	(4)	0
Buy		MSC	71	01/2009	5	0	5
Sell		RBS	15,219	01/2009	0	(1,925)	(1,925)
Sell	GBP	CITI	540	01/2009	24	0	24
Buy	IDR	BCLY	103,400	03/2009	0	(1)	(1)
Buy		CITI	77,700	03/2009	0	(1)	(1)
Sell		HSBC	181,100	03/2009	0	(1)	(1)
Buy	INR	BCLY	2,510	04/2009	1	0	1
Sell		BCLY	1,686	04/2009	0	(2)	(2)
Buy		BOA	1,525	04/2009	1	0	1
Buy		CITI	1,500	04/2009	1	0	1
Buy		DUB	1,008	04/2009	1	0	1
Sell		DUB	1,459	04/2009	0	(2)	(2)
Buy		HSBC	2,001	04/2009	1	0	1
Sell		JPM	5,398	04/2009	0	(7)	(7)
Buy	JPY	BCLY	12,612	01/2009	7	0	7
Buy		BNP	10,133	01/2009	7	0	7
Buy		CITI	12,241	01/2009	6	0	6
Buy		UBS	24,769	01/2009	13	0	13
Buy	KWD	HSBC	2	04/2009	0	(1)	(1)
Sell		HSBC	2	04/2009	0	0	0
Buy	MYR	BCLY	12	02/2009	0	0	0
Sell		BCLY	22	02/2009	0	0	0
Sell		CITI	22	02/2009	0	0	0
Buy		DUB	40	02/2009	0	0	0
Sell		DUB	71	02/2009	0	(1)	(1)
Sell		HSBC	61	02/2009	0	(1)	(1)
Buy		JPM	167	02/2009	0	(3)	(3)
Sell		JPM	44	02/2009	0	(1)	(1)
Buy		BCLY	35	04/2009	0	0	0
Sell		BCLY	23	04/2009	0	0	0
Buy		CITI	35	04/2009	0	0	0
Buy		HSBC	71	04/2009	1	0	1
Sell		JPM	119	04/2009	0	(2)	(2)
Sell	PHP	CITI	3,142	02/2009	0	(5)	(5)
Buy		DUB	971	02/2009	0	0	0
Buy		JPM	1,672	02/2009	0	(2)	(2)
Buy		MSC	500	02/2009	0	(1)	(1)
Buy		CITI	967	05/2009	0	0	0
Sell		DUB	1,452	05/2009	0	(3)	(3)
Buy		JPM	485	05/2009	0	0	0
Buy	RUB	JPM	1,351	05/2009	0	(17)	(17)
Sell		UBS	1,351	05/2009	16	0	16
Buy	SAR	HSBC	11	04/2009	0	0	0
Sell		HSBC	11	04/2009	0	0	0
Buy		JPM	11	04/2009	0	0	0
Sell		JPM	11	04/2009	0	0	0
Sell	SGD	BCLY	20	01/2009	0	0	0
Buy		DUB	29	01/2009	0	0	0
Sell		HSBC	10	01/2009	0	0	0
Sell		BCLY	40	04/2009	0	(1)	(1)
Buy		CITI	73	04/2009	1	0	1
Sell		CITI	30	04/2009	0	(1)	(1)
Buy		DUB	44	04/2009	1	0	1
Buy		HSBC	15	04/2009	0	0	0
Sell		HSBC	83	04/2009	0	(3)	(3)
Sell		JPM	14	04/2009	0	0	0
Buy		RBS	19	04/2009	0	0	0
Buy		UBS	15	04/2009	0	0	0
Buy		HSBC	29	07/2009	0	0	0
Sell		HSBC	29	07/2009	0	(1)	(1)

					$117	$(2,245)	$(2,128)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$11,945	$822,653	$0	$834,598
Other Financial Instruments++	38,441	6,848	(138)	45,151

Total	$50,386	$829,501	$(138)	$879,749

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$22	$(2)	$0	$0	$(10)	$(10)	$0
Other Financial Instruments++	(41)	0	0	0	(97)	0	(138)

Total	$(19)	$(2)	$0	$0	$(107)	$(10)	$(138)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.8%
Fresenius Medical Care Capital Trust
2.841% due 03/22/2013		$44	$38
2.842% due 03/22/2013		511	445
2.952% due 03/22/2013		110	95
5.137% due 03/22/2013		2	2
6.125% due 03/22/2013		22	19
Metro-Goldwyn-Mayer, Inc.
4.709% due 04/08/2012		1,280	547
Sensata Technologies BV
5.258% due 04/27/2013		2,456	1,265

Total Bank Loan Obligations (Cost $4,432)			2,411

CORPORATE BONDS & NOTES 47.5%
Banking & Finance 36.6%
American Express Bank FSB
0.568% due 06/22/2009 (e)		2,500	2,430
0.568% due 10/20/2009 (e)		2,100	2,002
American Express Centurion Bank
1.459% due 06/12/2009		1,900	1,844
American Express Credit Corp.
1.928% due 11/09/2009		2,100	1,953
Bank of America Corp.
8.000% due 12/29/2049		6,000	4,322
Bank of America N.A.
2.099% due 06/12/2009		2,000	1,994
2.276% due 06/15/2016 (e)		2,300	1,547
Bank of Ireland
1.898% due 12/18/2009 (e)		5,900	5,864
Bear Stearns Cos. LLC
2.356% due 05/18/2010 (e)		4,800	4,642
2.359% due 08/15/2011		1,300	1,170
3.250% due 03/25/2009		1,600	1,594
4.199% due 10/22/2010 (e)		2,400	2,302
Capital One Financial Corp.
2.469% due 09/10/2009		1,800	1,715
Citigroup, Inc.
6.125% due 11/21/2017		1,100	1,113
Comerica Bank
0.561% due 06/30/2010 (e)		4,100	3,385
Countrywide Financial Corp.
4.348% due 01/05/2009		700	700
Credit Agricole S.A.
2.181% due 05/28/2009		1,700	1,695
East Lane Re Ltd.
9.192% due 05/06/2011		9,500	9,235
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	85
7.375% due 10/28/2009		600	527
7.875% due 06/15/2010		200	160
Foundation Re II Ltd.
8.899% due 11/26/2010		2,500	2,421
General Electric Capital Corp.
1.495% due 10/06/2010		500	464
Goldman Sachs Group, Inc.
1.518% due 03/30/2009		1,300	1,282
4.164% due 07/23/2009 (e)		2,500	2,435
HSBC Finance Corp.
2.429% due 11/16/2009		1,600	1,521
2.632% due 06/01/2016		3,400	2,060
International Lease Finance Corp.
4.950% due 02/01/2011 (e)		6,000	4,331
JPMorgan Chase & Co.
0.521% due 06/26/2009		1,500	1,487
2.546% due 05/07/2010 (e)		2,800	2,710
KeyCorp
0.571% due 05/26/2009		1,300	1,283
Lehman Brothers Holdings, Inc.
2.911% due 08/21/2009 (a)		1,500	143
2.951% due 05/25/2010 (a)		9,500	902
3.011% due 12/23/2010 (a)		2,500	238
3.052% due 11/10/2009 (a)		1,300	124
Merrill Lynch & Co., Inc.
2.290% due 12/04/2009		2,300	2,208
3.079% due 02/05/2010 (e)		8,000	7,593
4.485% due 05/12/2010		200	193
Metropolitan Life Global Funding I
2.189% due 05/17/2010 (e)		3,700	3,320
Morgan Stanley
2.556% due 05/07/2009		1,400	1,377
4.752% due 01/18/2011 (e)		3,300	2,811
4.842% due 01/15/2010		1,400	1,287
Osiris Capital PLC
7.602% due 01/15/2010		5,000	4,849
Residential Capital LLC
5.253% due 05/22/2009		2,300	851
SLM Corp.
3.615% due 01/26/2009		2,100	2,021
3.675% due 07/27/2009		1,700	1,603
3.735% due 01/26/2009		300	300
VTB Capital S.A.
4.559% due 11/02/2009		3,100	2,736
Wachovia Corp.
4.882% due 10/15/2011 (e)		5,700	5,109
7.980% due 02/28/2049		300	256
Wells Fargo & Co.
3.552 % due 05/01/2033 (e)		5,100	5,257

			113,451

Industrials 8.8%
BP AMI Leasing, Inc.
1.476% due 06/26/2009 (e)		3,900	3,902
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		600	605
Home Depot, Inc.
2.046% due 12/16/2009		1,300	1,228
Hospira, Inc.
1.948% due 03/30/2010		2,400	2,342
International Business Machines Corp.
4.096% due 07/28/2011 (e)		4,000	3,798
Pemex Project Funding Master Trust
2.820% due 12/03/2012		3,600	3,024
Reynolds American, Inc.
2.696% due 06/15/2011		1,400	1,134
Rockies Express Pipeline LLC
5.100% due 08/20/2009 (e)		2,800	2,802
Time Warner, Inc.
2.405% due 11/13/2009 (e)		3,900	3,755
UnitedHealth Group, Inc.
3.806% due 02/07/2011 (e)		5,200	4,553

			27,143

Utilities 2.1%
NiSource Finance Corp.
2.723% due 11/23/2009		600	541
Qwest Corp.
5.246% due 06/15/2013		3,400	2,550
Telecom Italia Capital S.A.
3.672% due 02/01/2011		1,300	1,029
Telefonica Emisiones SAU
1.825% due 06/19/2009 (e)		2,600	2,517

			6,637

Total Corporate Bonds & Notes (Cost $173,670)			147,231

U.S. GOVERNMENT AGENCIES 53.4%
Fannie Mae
0.591% due 03/25/2034 (e)		1,105	1,065
0.871% due 05/25/2031 (e)		3,042	2,875
3.678% due 07/01/2044		328	323
4.019% due 04/01/2018		48	47
4.343% due 11/01/2027		41	41
4.391% due 11/01/2035		760	767
4.410% due 11/01/2028		56	56
4.412% due 07/01/2028		38	38
4.458% due 04/01/2028		36	36
4.466% due 11/01/2028		62	61
4.730% due 04/01/2035 (e)		5,369	5,398
4.857% due 12/01/2033 (e)		1,155	1,157
4.868% due 02/01/2027		5	5
4.997% due 12/01/2023		3	3
5.000% due 02/25/2017 - 01/01/2039		19,362	19,804
5.000% due 04/01/2020 - 04/01/2037 (e)		19,076	19,600
5.000% due 10/01/2020 - 06/01/2037 (f)		3,633	3,734
5.131% due 12/01/2036		1,546	1,546
5.149% due 05/01/2022		4	4
5.308% due 09/01/2034		1,500	1,497
5.500% due 09/01/2033 - 11/01/2038 (e)		24,906	25,571
5.500% due 09/01/2033 (f)		1,456	1,496
5.500% due 11/01/2035 - 01/01/2039		16,572	16,991
5.686% due 08/01/2029		30	30
6.000% due 01/01/2017 - 09/01/2038 (e)		11,885	12,254
6.000% due 06/01/2017 (f)		729	760
6.000% due 10/01/2033 - 01/01/2039		19,005	19,566
7.000% due 02/01/2015 - 03/01/2015 (e)		848	881
7.500% due 09/01/2015 - 05/01/2016		636	665
8.000% due 03/01/2030 - 07/01/2031		140	149
Freddie Mac
1.545% due 12/15/2030 (e)		1,058	1,040
1.595% due 06/15/2018 (e)		384	375
3.679% due 02/25/2045 (e)		1,645	1,482
4.695% due 06/01/2035 (e)		4,194	4,229
4.962% due 06/01/2022		20	20
5.000% due 07/15/2024 (e)		2,531	2,560
5.071% due 07/01/2019		465	469
5.170% due 12/01/2022		36	36
5.500% due 08/15/2030 (e)		18	18
5.500% due 01/01/2039		6,000	6,142
6.000% due 03/01/2016 - 10/01/2033		346	358
6.000% due 02/01/2034 - 08/01/2038 (e)		5,372	5,552
6.000% due 07/01/2038 - 09/01/2038 (f)		1,730	1,784
6.500% due 10/25/2043		2,037	2,102
8.500% due 04/01/2025 - 06/01/2025		24	25
Ginnie Mae
0.908% due 09/20/2030 (e)		3	3
4.625% due 07/20/2018 - 07/20/2027		1,677	1,654
5.125% due 12/20/2022 - 12/20/2027		358	354
5.375% due 02/20/2026 - 02/20/2028		776	771
8.000% due 04/20/2030		167	177

Total U.S. Government Agencies (Cost $162,763)			165,571

MORTGAGE-BACKED SECURITIES 13.3%
Banc of America Funding Corp.
4.155% due 05/25/2035		618	442
Bank Mart
4.567% due 03/01/2019 (j)		538	480
Bear Stearns Adjustable Rate Mortgage Trust
5.037% due 04/25/2033		562	450
5.111% due 11/25/2034		2,422	2,249
5.176% due 01/25/2034		1,579	1,007
6.079% due 02/25/2033		95	80
6.272% due 01/25/2034		83	72
Bear Stearns Alt-A Trust
5.495% due 09/25/2035		547	255
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		1,789	1,125
5.761% due 12/26/2046		1,015	707
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021		25	22
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		1,415	1,138
Countrywide Alternative Loan Trust
0.651% due 05/25/2047		1,513	623
6.000% due 10/25/2033		1,073	1,021
Countrywide Home Loan Mortgage Pass-Through Trust
4.730% due 02/20/2035		2,814	1,755
CS First Boston Mortgage Securities Corp.
3.091% due 03/25/2032		398	295
5.357% due 06/25/2032		10	8
5.414% due 06/25/2032		35	21
Fund America Investors Corp. II
5.115% due 06/25/2023		11	11
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		1,389	1,117
0.741% due 11/25/2045		653	302
GSR Mortgage Loan Trust
0.821% due 01/25/2034		301	232
Harborview Mortgage Loan Trust
0.771% due 01/19/2038		3,743	1,496
5.142% due 07/19/2035		1,289	703
Impac CMB Trust
1.231% due 10/25/2033		68	44
2.395% due 07/25/2033		1,365	1,072
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		646	600
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		877	799
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		200	150
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		585	568
Mellon Residential Funding Corp.
1.675% due 06/15/2030		3,484	2,878
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		735	393
4.910% due 12/25/2032		576	531
MLCC Mortgage Investors, Inc.
4.917% due 01/25/2029		913	600
Morgan Stanley Capital I
1.255% due 10/15/2020		538	411
Prime Mortgage Trust
0.871% due 02/25/2019		113	108
0.871% due 02/25/2034		615	537
Resecuritization Mortgage Trust
0.721% due 04/26/2021		1	1
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		479	459
Salomon Brothers Mortgage Securities VII, Inc.
5.524% due 12/25/2030		551	496
Structured Asset Mortgage Investments, Inc.
0.751% due 02/25/2036		846	403
0.831% due 07/19/2035		1,533	1,038
9.449% due 06/25/2029		682	742
Thornburg Mortgage Securities Trust
1.525% due 06/25/2037		2,145	1,791
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		2,398	1,702
1.285% due 09/15/2021		5,283	4,044
WaMu Mortgage Pass-Through Certificates
0.741% due 12/25/2045		858	393
0.761% due 10/25/2045		477	261
3.256% due 02/25/2046		4,468	1,902
3.456% due 11/25/2042		204	168
3.656% due 06/25/2042		727	533
4.375% due 02/27/2034		1,799	1,460
Wells Fargo Mortgage-Backed Securities Trust
4.963% due 01/25/2035		2,131	1,657

Total Mortgage-Backed Securities (Cost $59,058)			41,352

ASSET-BACKED SECURITIES 7.5%
AFC Home Equity Loan Trust
1.021% due 06/25/2028		351	144
Asset-Backed Securities Corp. Home Equity
0.631% due 05/25/2035		19	19
Bear Stearns Asset-Backed Securities Trust
0.561% due 06/25/2047		747	657
Chase Funding Mortgage Loan Asset-Backed Certificates
1.211% due 10/25/2032		239	205
Chase Issuance Trust
3.496% due 09/15/2015		5,200	4,297
Citigroup Mortgage Loan Trust, Inc.
0.531% due 05/25/2037		6,529	5,247
0.531% due 07/25/2045		7,105	5,511
CS First Boston Mortgage Securities Corp.
1.091% due 01/25/2032		308	153
First NLC Trust
0.541% due 08/25/2037		3,530	2,927
GSR Mortgage Loan Trust
0.571% due 11/25/2030		2	2
HFC Home Equity Loan Asset-Backed Certificates
0.778% due 01/20/2035		1,626	1,153
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		503	447
JPMorgan Mortgage Acquisition Corp.
0.531% due 03/25/2047		1,452	1,143
1.465% due 11/25/2036		195	180
Lehman XS Trust
0.541% due 05/25/2046		142	137
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034		49	17
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		366	344
Saxon Asset Securities Trust
0.531% due 10/25/2046		252	242
Specialty Underwriting & Residential Finance
0.501% due 06/25/2037		177	175
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		291	280

Total Asset-Backed Securities (Cost $29,083)			23,280

SOVEREIGN ISSUES 3.6%
Export-Import Bank of Korea
2.292% due 06/01/2009		2,400	2,394
2.389% due 11/16/2010		5,900	5,820
Hydro Quebec
3.562% due 09/29/2049		1,200	1,022
Korea Development Bank
2.433% due 11/22/2012		2,200	1,984

Total Sovereign Issues (Cost $11,532)			11,220

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	6,750	5,550
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	1,040
Wachovia Corp.
4.493% due 02/13/2014	EUR	700	798

Total Foreign Currency-Denominated Issues (Cost $6,192)			7,388

	Shares
CONVERTIBLE PREFERRED STOCKS 0.9%
7.500% due 02/13/2014		3,500	2,625

Total Convertible Preferred Stocks (Cost $2,280)			2,625

PREFERRED STOCKS 3.0%
DG Funding Trust
3.229% due 02/13/2014		913	9,181

Total Preferred Stocks (Cost $9,564)			9,181

	Principal Amount (000s)		Value (000s)
SHORT-TERM INSTRUMENTS 24.2%
Repurchase Agreements 9.6%
UBS Securities LLC
0.040% due 01/02/2009		$29,900	29,900
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 4.875% due 01/07/2015 valued at $30,476. Repurchase proceeds are $29,900.)

U.S. Cash Management Bills 0.4%
0.220% due 04/29/2009 (c)		1,140	1,134

U.S. Treasury Bills 14.2%
0.238% due 01/02/2009 - 06/11/2009 (b)(c)(d)		44,130	44,030

Total Short-Term Instruments (Cost $75,163)			75,064

Purchased Options (h) 2.5% (Cost $2,867)			7,803
Total Investments 159.1% (Cost $536,604)			$493,126
Written Options (i) (1.8%) (Premiums $1,807)			(5,395)
Other Assets and Liabilities (Net) (57.3%)			(177,718)

Net Assets 100.0%			$310,013

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $34,750 and cash of $4,270 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Securities with an aggregate market value of $808 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $125,853 at a weighted average interest rate of 2.626%. On December 31, 2008, securities valued at $161,126 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $7,773 and cash of $28,532 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2009	352	$3,638
90-Day Eurodollar December Futures	Long	12/2009	62	314
90-Day Eurodollar June Futures	Long	06/2009	203	1,080
90-Day Eurodollar March Futures	Long	03/2009	906	5,430
90-Day Eurodollar March Futures	Long	03/2010	40	211
90-Day Eurodollar September Futures	Long	09/2009	99	545
E-mini S&P 500 Index March Futures	Long	03/2009	5,320	15,817
U.S. Treasury 2-Year Note March Futures	Long	03/2009	1,360	1,147
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	76
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	1,906
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	296	2,576
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	239

				$32,979

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
JPMorgan Chase & Co.	BCLY	(1.300%)	06/20/2010	0.718%	$1,400	$(13)	$0	$(13)
JPMorgan Chase & Co.	DUB	(1.300%)	06/20/2009	0.689%	1,400	(6)	0	(6)
Wells Fargo & Co.	DUB	(1.400%)	12/20/2009	1.200%	2,000	(6)	0	(6)

						$(25)	$0	$(25)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	2.903%	$1,600	$(55)	$0	$(55)
American Express Co.	CITI	4.250%	12/20/2013	2.852%	800	51	0	51
American Express Co.	DUB	2.060%	03/20/2013	2.903%	800	(24)	0	(24)
American International Group, Inc.	BOA	0.910%	12/20/2012	5.259%	600	(88)	0	(88)
American International Group, Inc.	BOA	0.930%	12/20/2012	5.259%	1,000	(146)	0	(146)
American International Group, Inc.	RBS	0.780%	12/20/2012	5.259%	600	(91)	0	(91)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.300%	600	(50)	0	(50)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.300%	1,500	(134)	0	(134)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.300%	1,800	(155)	0	(155)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.300%	1,500	(132)	0	(132)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.879%	1,300	(65)	0	(65)
CIT Group, Inc.	DUB	5.000%	12/20/2013	7.252%	1,100	(84)	(275)	191
CIT Group, Inc.	JPM	5.750%	03/20/2013	7.304%	1,500	(72)	0	(72)
Citigroup, Inc.	JPM	0.530%	09/20/2012	1.922%	1,900	(91)	0	(91)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%	1,100	(53)	(38)	(15)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%	500	(24)	(25)	1
Gannett Co., Inc.	BCLY	1.968%	03/20/2013	9.515%	1,500	(322)	0	(322)
Gannett Co., Inc.	UBS	1.800%	03/20/2013	9.515%	600	(132)	0	(132)
General Electric Capital Corp.	BNP	0.770%	03/20/2013	3.927%	1,400	(157)	0	(157)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	3.708%	2,800	116	0	116
General Electric Capital Corp.	BNP	4.700%	12/20/2013	3.708%	600	27	0	27
General Electric Capital Corp.	CITI	4.000%	12/20/2013	3.708%	700	9	0	9
General Electric Capital Corp.	CITI	4.200%	12/20/2013	3.708%	1,300	28	0	28
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	800	21	0	21
General Electric Capital Corp.	DUB	4.230%	12/20/2013	3.708%	900	21	0	21
General Electric Capital Corp.	MSC	0.950%	01/20/2009	4.532%	100	0	0	0
General Electric Capital Corp.	MSC	0.750%	03/20/2013	3.927%	2,300	(260)	0	(260)
General Motors Corp.	BCLY	4.850%	12/20/2012	81.101%	1,800	(1,389)	0	(1,389)
General Motors Corp.	DUB	5.000%	09/20/2009	140.506%	3,800	(2,293)	0	(2,293)
General Motors Corp.	MLP	4.880%	12/20/2012	81.101%	1,400	(1,080)	0	(1,080)
General Motors Corp.	UBS	4.900%	12/20/2012	81.101%	1,000	(771)	0	(771)
GMAC LLC	DUB	5.000%	03/20/2009	9.740%	1,600	(14)	(38)	24
GMAC LLC	MLP	1.850%	09/20/2009	9.739%	1,000	(54)	0	(54)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	8.727%	1,400	(107)	0	(107)
JSC Gazprom	BCLY	0.740%	01/20/2012	10.680%	1,800	(423)	0	(423)
JSC Gazprom	DUB	1.000%	10/20/2011	10.875%	3,200	(701)	0	(701)
JSC Gazprom	HSBC	0.360%	05/20/2009	12.887%	1,000	(46)	0	(46)
MBIA, Inc.	BOA	2.800%	12/20/2012	22.815%	600	(249)	0	(249)
MBIA, Inc.	BOA	4.000%	12/20/2012	13.792%	600	(155)	0	(155)
MBIA, Inc.	DUB	3.400%	12/20/2012	33.971%	600	(302)	0	(302)
MBIA, Inc.	WAC	5.050%	12/20/2012	13.792%	600	(138)	0	(138)
MetLife, Inc.	JPM	1.700%	03/20/2013	5.242%	1,000	(120)	0	(120)
Mexico Government International Bond	BCLY	0.270%	03/20/2009	1.181%	3,000	(4)	0	(4)
Mexico Government International Bond	BCLY	0.390%	01/20/2012	2.709%	5,000	(324)	0	(324)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.208%	1,000	10	0	10
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	1,400	(188)	0	(188)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	6.992%	1,500	(247)	0	(247)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	6.992%	900	(146)	0	(146)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	6.992%	2,500	(399)	0	(399)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	6.992%	1,600	(235)	0	(235)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	6.992%	600	(97)	0	(97)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	6.992%	600	(88)	0	(88)
Russia Government International Bond	GSC	0.670%	03/20/2009	9.649%	2,800	(49)	0	(49)
SLM Corp.	BNP	4.500%	03/20/2009	11.543%	1,400	(19)	0	(19)
SLM Corp.	BOA	2.860%	12/20/2012	8.756%	1,400	(235)	0	(235)
SLM Corp.	BOA	5.025%	03/20/2013	8.613%	1,300	(137)	0	(137)
SLM Corp.	JPM	4.550%	03/20/2010	11.356%	600	(44)	0	(44)
SLM Corp.	JPM	4.930%	03/20/2013	8.613%	1,500	(163)	0	(163)
SLM Corp.	MLP	4.600%	03/20/2010	11.356%	800	(58)	0	(58)
Wachovia Corp.	RBS	1.700%	03/20/2013	1.233%	500	10	0	10

						$(12,117)	$(376)	$(11,741)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	DUB	(5.000%)	06/20/2013	$300	$47	$21	$26
CDX.HY-10 Index	MLP	(5.000%)	06/20/2013	200	31	15	16
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	293	15	27	(12)

					$93	$63	$30

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	$2,300	$(323)	$(64)	$(259)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	600	(102)	0	(102)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	1,100	(198)	0	(198)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	1,100	(189)	0	(189)
CDX.HY-8 Index 25-35%	MSC	2.170%	06/20/2012	500	(85)	0	(85)
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012	4,904	(342)	0	(342)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	1,177	(81)	0	(81)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,889	20	0	20
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(1)	0	(1)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	194	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	1	0	1
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	600	(12)	(14)	2

					$(1,312)	$(78)	$(1,234)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$105	$0	$105
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,200	36	1	35
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		700	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	8	0	8
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	(30)	0	(30)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(18)	0	(18)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	(6)	0	(6)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	13	3	10
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	14	1	13
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(36)	(32)	(4)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	6	1	5
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		101,300	3,250	0	3,250
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		132,100	5,948	4,819	1,129
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		33,200	1,495	1,046	449
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		52,100	2,346	1,614	732
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		15,300	689	350	339
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		700	(237)	0	(237)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		21,200	(7,175)	50	(7,225)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,500	(34)	(128)	94
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		300	(7)	(19)	12
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		300	(7)	(14)	7
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		35,500	(16,145)	458	(16,603)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		3,800	(1,729)	66	(1,795)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		200	(91)	(16)	(75)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,100	(501)	(71)	(430)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,700	(1,682)	(255)	(1,427)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	(1)	28	(29)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	238	(376)	614
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	78	(17)	95
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		100	12	0	12
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	(390)	430	(820)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	(648)	1,092	(1,740)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(86)	9	(95)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	(646)	124	(770)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		2,700	6	1	5

							$(15,151)	$9,165	$(24,316)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	44,836	1-Month USD-LIBOR less 0.100%	$64,460	03/31/2009	GSC	$588

(6) Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note February Futures	$116.000	02/20/2009	15	$0	$0
Call - CBOT U.S. Treasury 10-Year Note February Futures	142.000	01/23/2009	70	3	1
Put - CBOT U.S. Treasury 2-Year Note February Futures	83.500	02/20/2009	556	10	9
Put - CBOT U.S. Treasury 2-Year Note February Futures	85.000	02/20/2009	294	5	5
Put - CBOT U.S. Treasury 2-Year Note February Futures	86.000	02/20/2009	510	9	8
Put - CBOT U.S. Treasury 5-Year Note March Futures	95.000	02/20/2009	27	1	0
Put - CME S&P 500 Index January Futures	550.000	01/16/2009	1,054	186	53
Put - CME S&P 500 Index March Futures	200.000	03/19/2009	147	12	0
Put - CME S&P 500 Index March Futures	250.000	03/19/2009	907	71	11

				$297	$87

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$412	$1,442
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	43
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	10
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	40
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	2,261
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	509
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	87
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	28	110

							$1,387	$4,502

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$18,000	$422	$1,420
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	22,000	528	1,282
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	11,000	222	500
Call - OTC U.S. Treasury Note 2.375% due 08/31/2010	103.813	01/16/2009	37,500	4	8
Call - OTC U.S. Treasury Note 3.125% due 11/30/2009	102.523	02/06/2009	4,900	1	4
Put - OTC Fannie Mae 5.000% due 01/01/2039	50.000	01/06/2009	9,600	1	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	53.000	01/06/2009	2,000	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	73.000	01/06/2009	8,000	1	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	45.000	01/06/2009	1,500	0	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	55.000	01/06/2009	1,500	0	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	73.000	01/06/2009	3,000	0	0
Put - OTC Fannie Mae 5.500% due 02/01/2039	80.000	02/05/2009	7,000	1	0
Put - OTC Fannie Mae 5.500% due 02/01/2039	81.500	02/05/2009	2,000	0	0
Put - OTC Fannie Mae 6.000% due 02/01/2039	89.000	02/05/2009	19,000	2	0
Put - OTC Freddie Mac 5.500% due 02/01/2039	80.000	02/05/2009	6,000	1	0

				$1,183	$3,214

(i) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$97.250	03/16/2009	1,229	$488	$24
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	21	6	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	14	6	2
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	14	2	2

				$502	$29

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$11,400	$366	$1,636
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	7	11
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	7	26
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	25
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	12
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	49
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	2,829
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	5
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	538
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	29	111
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	900	28	119

							$1,305	$5,366

(j) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995-06/12/1997	$540	$480	0.15%

(k) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Sell		BCLY	349	04/2009	0	0	0
Buy		HSBC	350	04/2009	0	(2)	(2)
Sell		HSBC	350	04/2009	0	0	0
Buy	BRL	BCLY	991	02/2009	0	(32)	(32)
Sell		HSBC	91	02/2009	0	(3)	(3)
Sell		JPM	650	02/2009	0	(7)	(7)
Buy	CNY	BCLY	4,705	07/2009	0	(49)	(49)
Sell		BCLY	26,255	07/2009	19	(1)	18
Sell		CITI	80	07/2009	0	(1)	(1)
Buy		DUB	14,422	07/2009	0	(151)	(151)
Sell		DUB	79	07/2009	0	(1)	(1)
Buy		HSBC	5,231	07/2009	0	(49)	(49)
Sell		HSBC	80	07/2009	0	0	0
Buy		JPM	2,711	07/2009	0	(30)	(30)
Sell		JPM	196	07/2009	0	(1)	(1)
Buy		BCLY	1,917	09/2009	0	(1)	(1)
Buy		CITI	1,249	09/2009	0	0	0
Buy		DUB	5,543	09/2009	0	(3)	(3)
Buy		HSBC	2,496	09/2009	0	(2)	(2)
Buy		JPM	1,035	09/2009	0	(1)	(1)
Buy	EUR	BCLY	500	01/2009	67	0	67
Sell		BOA	895	01/2009	0	(61)	(61)
Sell		CSFB	71	01/2009	0	(4)	(4)
Buy		RBS	1,232	01/2009	155	0	155
Sell		RBS	3,304	01/2009	0	(418)	(418)
Buy	GBP	BCLY	1,000	01/2009	0	(43)	(43)
Sell		BCLY	1,618	01/2009	71	0	71
Sell		CITI	1,753	01/2009	79	0	79
Buy		RBS	506	01/2009	0	(30)	(30)
Sell		UBS	1,554	01/2009	71	0	71
Buy	IDR	BCLY	2,167,400	03/2009	0	(18)	(18)
Buy		CITI	2,409,200	03/2009	0	(19)	(19)
Buy		DUB	819,200	03/2009	0	(7)	(7)
Buy		HSBC	1,457,300	03/2009	0	(1)	(1)
Sell		HSBC	2,013,800	03/2009	0	(12)	(12)
Sell		JPM	5,378,800	03/2009	0	(25)	(25)
Buy		RBS	539,500	03/2009	0	(2)	(2)
Buy	INR	BCLY	23,188	04/2009	7	0	7
Sell		BCLY	5,374	04/2009	0	(7)	(7)
Buy		BOA	15,246	04/2009	10	0	10
Buy		CITI	13,000	04/2009	5	0	5
Buy		DUB	13,104	04/2009	7	0	7
Sell		DUB	4,699	04/2009	0	(6)	(6)
Buy		HSBC	19,006	04/2009	7	0	7
Sell		JPM	73,471	04/2009	0	(39)	(39)
Sell	JPY	BCLY	17,352	01/2009	0	(9)	(9)
Sell		CITI	17,455	01/2009	0	(9)	(9)
Sell		UBS	32,337	01/2009	0	(17)	(17)
Buy	KWD	HSBC	53	04/2009	0	(129)	(129)
Sell		HSBC	53	04/2009	113	0	113
Buy	MYR	BCLY	1,077	02/2009	6	0	6
Sell		BCLY	2,164	02/2009	0	(19)	(19)
Buy		DUB	1,320	02/2009	3	0	3
Sell		DUB	12	02/2009	0	0	0
Sell		HSBC	11	02/2009	0	0	0
Buy		JPM	6,991	02/2009	14	(129)	(115)
Sell		JPM	7,202	02/2009	0	(61)	(61)
Buy		BCLY	595	04/2009	2	0	2
Sell		BCLY	976	04/2009	0	(15)	(15)
Buy		BOA	490	04/2009	2	0	2
Buy		CITI	984	04/2009	4	0	4
Sell		CITI	477	04/2009	0	(8)	(8)
Buy		HSBC	1,141	04/2009	9	0	9
Sell		JPM	1,758	04/2009	0	(29)	(29)
Buy	NZD	CITI	1,231	01/2009	8	0	8
Buy		DUB	1,231	01/2009	10	0	10
Sell		DUB	929	01/2009	0	(9)	(9)
Buy		JPM	5,144	01/2009	29	0	29
Buy		RBS	7,387	01/2009	23	0	23
Sell		RBS	9,139	01/2009	68	0	68
Buy	PHP	BCLY	9,500	02/2009	0	(13)	(13)
Sell		BCLY	94,905	02/2009	0	(88)	(88)
Sell		CITI	848	02/2009	0	(1)	(1)
Buy		DUB	38,440	02/2009	7	(8)	(1)
Buy		HSBC	11,540	02/2009	0	(16)	(16)
Buy		JPM	16,173	02/2009	0	(18)	(18)
Buy		MLP	3,600	02/2009	0	(6)	(6)
Buy		MSC	12,900	02/2009	0	(18)	(18)
Buy		RBS	3,600	02/2009	0	(6)	(6)
Buy		BCLY	1,502	05/2009	1	0	1
Buy		CITI	36,750	05/2009	5	(1)	4
Sell		DUB	49,406	05/2009	0	(87)	(87)
Buy		JPM	11,155	05/2009	2	0	2
Buy		LEH	2,400	12/2010	0	(3)	(3)
Sell		LEH	2,400	12/2010	0	(1)	(1)
Buy	RUB	JPM	38,409	05/2009	0	(486)	(486)
Sell		UBS	38,409	05/2009	464	0	464
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Sell		HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Sell		JPM	358	04/2009	0	(1)	(1)
Sell	SGD	BCLY	796	01/2009	0	(12)	(12)
Buy		DUB	1,235	01/2009	17	0	17
Sell		HSBC	438	01/2009	0	(18)	(18)
Sell		BCLY	307	04/2009	0	(10)	(10)
Buy		CITI	1,708	04/2009	14	0	14
Sell		CITI	300	04/2009	0	(10)	(10)
Buy		DUB	1,251	04/2009	17	0	17
Buy		HSBC	995	04/2009	16	0	16
Sell		HSBC	4,148	04/2009	0	(92)	(92)
Sell		JPM	161	04/2009	0	(5)	(5)
Buy		RBS	547	04/2009	7	0	7
Buy		UBS	414	04/2009	7	0	7
Buy		HSBC	492	07/2009	1	0	1
Sell		HSBC	492	07/2009	0	(18)	(18)

					$1,347	$(2,383)	$(1,036)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$2,689	$486,896	$3,541	$493,126
Other Financial Instruments++	32,979	(43,355)	226	(10,150)

Total	$35,668	$443,541	$3,767	$482,976

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$5,181	$(1,737)	$86	$0	$11	$0	$3,541
Other Financial Instruments++	(860)	0	0	0	683	403	226

Total	$4,321	$(1,737)	$86	$0	$694	$403	$3,767

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Long Duration Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 43.2%
Banking & Finance 19.5%
ABX Financing Co.
6.350% due 10/15/2036		$300	$234
American Express Co.
8.150% due 03/19/2038		300	345
Bank of America Corp.
5.650% due 05/01/2018		500	504
Bank of America N.A.
6.000% due 10/15/2036 (e)		1,300	1,385
Barclays Bank PLC
7.700% due 04/29/2049		300	199
BNP Paribas
5.186% due 06/29/2049		700	398
Citigroup Funding, Inc.
3.556% due 05/07/2010		600	569
Citigroup, Inc.
5.875% due 05/29/2037		800	802
6.125% due 08/25/2036		600	539
6.625% due 06/15/2032		600	574
8.400% due 04/29/2049		500	331
Credit Suisse USA, Inc.
0.588% due 11/20/2009		300	289
2.298% due 11/20/2009		300	289
General Electric Capital Corp.
5.875% due 01/14/2038		600	589
6.750% due 03/15/2032 (e)		1,400	1,493
Goldman Sachs Group, Inc.
5.950% due 01/18/2018 (e)		1,100	1,045
6.125% due 02/15/2033		880	805
6.750% due 10/01/2037		300	244
HBOS PLC
6.750% due 05/21/2018		500	441
HSBC Holdings PLC
6.500% due 09/15/2037 (e)		1,600	1,630
John Deere Capital Corp.
2.939% due 06/10/2011 (e)		1,200	1,096
JPMorgan Chase & Co.
6.400% due 05/15/2038 (e)		1,000	1,187
Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)		500	0
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	180
Morgan Stanley
4.232% due 05/14/2010		600	559
6.625% due 04/01/2018		400	351
7.250% due 04/01/2032		400	344
Prudential Financial, Inc.
6.625% due 12/01/2037		500	342
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (e)		1,300	714
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049 (e)		1,100	701
UBS AG
5.875% due 12/20/2017		100	92
Wachovia Bank N.A.
3.032% due 05/14/2010		600	576
5.850% due 02/01/2037		500	490
6.600% due 01/15/2038		300	327
Wachovia Corp.
2.252% due 12/01/2009		600	581
Wells Fargo & Co.
5.375% due 02/07/2035		200	199
Wells Fargo Bank N.A.
5.950% due 08/26/2036		600	624

			21,068

Industrials 12.8%
Amgen, Inc.
6.900% due 06/01/2038		200	229
Anadarko Petroleum Corp.
6.450% due 09/15/2036		1,200	949
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		700	632
Apache Corp.
6.000% due 01/15/2037		300	292
AstraZeneca PLC
6.450% due 09/15/2037 (e)		800	913
Canadian National Railway Co.
6.375% due 11/15/2037		100	110
Canadian Natural Resources Ltd.
6.250% due 03/15/2038 (e)		1,100	867
Comcast Corp.
6.500% due 11/15/2035		200	200
7.050% due 03/15/2033		600	628
ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036 (e)		900	879
CSX Corp.
6.150% due 05/01/2037		600	482
Devon Energy Corp.
7.950% due 04/15/2032		400	443
EnCana Corp.
6.500% due 08/15/2034		600	483
Energy Transfer Partners LP
6.625% due 10/15/2036		300	210
Enterprise Products Operating LLC
5.750% due 03/01/2035		100	66
International Business Machines Corp.
5.875% due 11/29/2032		400	422
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		400	279
Marathon Oil Corp.
6.600% due 10/01/2037		100	76
ONEOK Partners LP
6.850% due 10/15/2037		300	239
Philip Morris International, Inc.
6.375% due 05/16/2038		500	522
Suncor Energy, Inc.
6.850% due 06/01/2039		300	239
Target Corp.
6.500% due 10/15/2037		100	86
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036		600	595
Time Warner Cable, Inc.
6.550% due 05/01/2037		600	577
Time Warner, Inc.
6.500% due 11/15/2036		800	727
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		100	87
United Technologies Corp.
6.125% due 07/15/2038		700	763
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		700	804
Wyeth
5.950% due 04/01/2037		700	780
XTO Energy, Inc.
6.100% due 04/01/2036		290	242

			13,821

Utilities 10.9%
Alabama Power Co.
6.125% due 05/15/2038		500	501
AT&T Corp.
8.000% due 11/15/2031 (e)		1,200	1,512
British Telecommunications PLC
9.125% due 12/15/2030		600	639
Duke Energy Carolinas LLC
6.450% due 10/15/2032		700	743
France Telecom S.A.
8.500% due 03/01/2031 (e)		900	1,133
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037		400	364
6.500% due 09/15/2037 (e)		1,100	1,077
Pacific Gas & Electric Co.
6.350% due 02/15/2038		200	219
PSEG Power LLC
8.625% due 04/15/2031		400	408
Public Service Co. of Colorado
6.500% due 08/01/2038		700	784
Sierra Pacific Power Co.
6.750% due 07/01/2037		1,000	897
Southern California Edison Co.
6.000% due 01/15/2034		300	335
Sprint Capital Corp.
8.750% due 03/15/2032		600	406
Telecom Italia Capital S.A.
7.200% due 07/18/2036		800	618
Telefonica Emisiones SAU
7.045% due 06/20/2036		800	876
Verizon Communications, Inc.
6.100% due 04/15/2018		500	499
Virginia Electric and Power Co.
6.000% due 05/15/2037		760	739

			11,750

Total Corporate Bonds & Notes (Cost $50,504)			46,639

MUNICIPAL BONDS & NOTES 2.1%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		200	170
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		600	616
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		200	187
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)		170	60
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032		300	282
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037		200	184
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027		300	295
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	54
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		200	184
Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036		200	187
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	57

Total Municipal Bonds & Notes (Cost $2,476)			2,276

U.S. GOVERNMENT AGENCIES 45.1%
Fannie Mae
0.000% due 06/01/2017		700	526
0.671% due 10/27/2037		400	340
5.000% due 03/01/2038 - 01/01/2039		14,654	14,963
5.000% due 03/01/2038 (f)		210	215
5.500% due 05/01/2037 - 06/01/2038		5,384	5,526
6.000% due 04/18/2036 - 05/01/2038		14,492	15,063
6.210% due 08/06/2038		500	704
6.250% due 05/15/2029		3,400	4,657
7.250% due 05/15/2030		700	1,072
Federal Home Loan Bank
5.250% due 09/12/2014		900	1,028
Freddie Mac
5.500% due 08/23/2017		500	591
Ginnie Mae
5.500% due 10/20/2037		318	318
Small Business Administration
5.290% due 12/01/2027		374	383
Tennessee Valley Authority
4.500% due 04/01/2018		700	774
4.875% due 01/15/2048		400	481
5.500% due 06/15/2038		1,600	2,033

Total U.S. Government Agencies (Cost $46,582)			48,674

U.S. TREASURY OBLIGATIONS 9.8%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027		742	746
3.625% due 04/15/2028		132	157
U.S. Treasury Bonds
5.250% due 11/15/2028		100	132
5.375% due 02/15/2031		600	825
8.000% due 11/15/2021		3,800	5,763
U.S. Treasury Strips
0.000% due 05/15/2026		600	350
0.000% due 02/15/2027		4,700	2,664

Total U.S. Treasury Obligations (Cost $10,445)			10,637

MORTGAGE-BACKED SECURITIES 1.4%
Citigroup Mortgage Loan Trust, Inc.
4.683% due 03/25/2034		661	496
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	535
Structured Asset Mortgage Investments, Inc.
0.691% due 05/25/2036		301	122
Wells Fargo Mortgage-Backed Securities Trust
4.516% due 11/25/2033		338	325

Total Mortgage-Backed Securities (Cost $1,908)			1,478

ASSET-BACKED SECURITIES 0.1%
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		78	69

Total Asset-Backed Securities (Cost $77)			69

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	1,455

Total Foreign Currency-Denominated Issues (Cost $2,149)			1,455

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 01/10/2028		9,300	79

Total Convertible Preferred Stocks (Cost $697)			79

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.3%
Repurchase Agreements 17.7%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		$2,000	2,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $2,020. Repurchase proceeds are $2,000.)
0.030% due 01/02/2009		7,100	7,100
(Dated 12/31/2008. Collateralized by Freddie Mac 4.500% due 01/15/2013 valued at $7,178. Repurchase proceeds are $7,100.)
0.030% due 01/05/2009		10,000	10,000
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 2.125% - 2.625% due 04/30/2010 - 05/31/2010 valued at $10,100. Repurchase proceeds are $10,000.)

			19,100

U.S. Cash Management Bills 0.3%
0.220% due 04/29/2009 (d)		260	259

U.S. Treasury Bills 0.3%
0.025% due 04/09/2009 (d)		360	358

Total Short-Term Instruments (Cost $19,720)			19,717

Purchased Options (h) 0.0% (Cost $45)			10
Total Investments 121.4% (Cost $134,603)			$131,034

Other Assets and Liabilities (Net) (21.4%)			(23,113)

Net Assets 100.0%			$107,921

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Security becomes interest bearing at a future date.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $617 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $18,963 at a weighted average interest rate of 3.593%. On December 31, 2008, securities valued at $15,631 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $177 and cash of $13,747 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2009	81	$451
E-mini S&P 500 Index March Futures	Long	03/2009	184	87
S&P 500 Index March Futures	Long	03/2009	440	623
U.S. Treasury 10-Year Note March Futures	Long	03/2009	14	32
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	176	1,424

				$2,617

(g) Swap agreements outstanding on December 31, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BOA		$12,300	$319	$211	$108
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		6,300	163	108	55
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		3,800	(302)	(252)	(50)
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	4,200	153	(19)	172
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		4,100	149	(18)	167

							$482	$30	$452

(h) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - BOT U.S. Treasury 10-Year Note February Futures	$142.000	01/23/2009	60	$2	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	85.000	02/20/2009	14	0	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	67.000	02/20/2009	21	1	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	71.000	02/20/2009	187	3	3
Put - CME S&P 500 Index January Futures	400.000	01/16/2009	414	33	5
Put - CME S&P 500 Index March Futures	200.000	03/19/2009	30	2	0
Put - CME S&P 500 Index March Futures	250.000	03/19/2009	28	2	1

				$43	$10

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 01/01/2039	$52.000	01/06/2009	$1,500	$0	$0
Put - OTC Fannie Mae 5.000% due 01/01/2039	56.250	01/06/2009	3,900	1	0
Put - OTC Fannie Mae 5.000% due 02/01/2039	71.250	02/05/2009	9,000	1	0

				$2	$0

(i) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2039	$4,500	$4,512	$4,613
Fannie Mae	6.000%	01/01/2039	10,000	10,206	10,296

				$14,718	$14,909

(j) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	RBC	2,433	06/2009	$285	$0	$285
Buy	CNY	DUB	2,424	07/2009	0	(21)	(21)
Buy		HSBC	1,567	07/2009	0	(14)	(14)
Sell	GBP	CITI	423	01/2009	19	0	19
Buy	MXN	CITI	3,536	05/2009	0	(78)	(78)
Buy	PLN	HSBC	2,515	05/2009	0	(275)	(275)
Buy	RUB	BCLY	1,201	05/2009	0	(1)	(1)
Sell		BCLY	2,487	05/2009	3	0	3
Buy		HSBC	3,772	05/2009	0	(45)	(45)
Sell		HSBC	9,480	05/2009	24	0	24
Buy		JPM	10,223	05/2009	0	(81)	(81)
Sell		JPM	3,229	05/2009	6	0	6
Buy	SGD	CITI	423	04/2009	4	0	4
Buy		DUB	266	04/2009	4	0	4
Buy		HSBC	102	04/2009	1	0	1
Buy		RBS	173	04/2009	2	0	2
Buy		UBS	133	04/2009	2	0	2
Buy		HSBC	159	07/2009	0	0	0

					$350	$(515)	$(165)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$85	$130,949	$0	$131,034
Short Sales, at value	0	(14,909)	0	(14,909)
Other Financial Instruments++	2,616	288	0	2,904

Total	$2,701	$116,328	$0	$119,029

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$379	$0	$2	$0	$(41)	$(340)	$0
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$379	$0	$2	$0	$(41)	$(340)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.9%
Daimler Finance North America LLC
6.000% due 08/03/2012		$1,975	$1,038
Fresenius Medical Care Capital Trust
2.841% due 03/22/2013		23	20
2.842% due 03/22/2013		272	236
2.952% due 03/22/2013		58	51
5.137% due 03/22/2013		1	1
6.125% due 03/22/2013		12	10

Total Bank Loan Obligations (Cost $2,262)			1,356

CORPORATE BONDS & NOTES 55.0%
Banking & Finance 43.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		300	296
American Express Bank FSB
5.500% due 04/16/2013		500	474
6.000% due 09/13/2017 (f)		1,000	938
American Express Centurion Bank
5.550% due 10/17/2012		400	380
6.000% due 09/13/2017 (f)		1,000	938
American Express Credit Corp.
5.875% due 05/02/2013		300	288
American General Finance Corp.
6.900% due 12/15/2017		900	390
American International Group, Inc.
5.050% due 10/01/2015		100	67
5.850% due 01/16/2018 (f)		2,300	1,544
Associates Corp. of North America
7.000% due 02/10/2009 (f)		4,000	3,994
Bank of America Corp.
2.479% due 08/15/2016		100	74
8.000% due 12/29/2049		6,600	4,754
8.125% due 12/29/2049		2,300	1,723
Barclays Bank PLC
5.450% due 09/12/2012		6,000	6,081
6.050% due 12/04/2017 (f)		600	530
Bear Stearns Cos. LLC
3.765% due 01/30/2009 (f)		700	700
6.400% due 10/02/2017 (f)		1,600	1,665
7.625% due 12/07/2009 (f)		552	563
BNP Paribas
5.186% due 06/29/2049 (f)		1,200	682
Calabash Re Ltd.
10.396% due 01/08/2010		700	687
12.896% due 01/08/2010		800	789
CIT Group, Inc.
3.615% due 01/30/2009		500	499
Citigroup Capital XXI
8.300% due 12/21/2057		400	309
Citigroup, Inc.
5.500% due 04/11/2013 (f)		1,200	1,170
6.000% due 08/15/2017 (f)		1,900	1,894
6.125% due 08/25/2036 (f)		1,200	1,078
8.400% due 04/29/2049		2,800	1,852
DnB NOR Bank ASA
4.889% due 10/13/2009 (f)		600	600
Export-Import Bank of China
4.875% due 07/21/2015		100	101
General Electric Capital Corp.
1.625% due 10/06/2015		500	362
5.875% due 01/14/2038		500	491
GMAC LLC
6.000% due 12/15/2011		100	79
6.875% due 08/28/2012		900	683
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	385
6.250% due 09/01/2017 (f)		1,200	1,165
6.750% due 10/01/2037 (f)		3,300	2,687
HBOS PLC
5.920% due 09/29/2049		100	38
HSBC Finance Corp.
2.179% due 03/12/2010 (f)		1,000	912
JPMorgan Chase & Co.
0.521% due 06/26/2009		500	496
6.000% due 01/15/2018		400	423
7.900% due 04/29/2049		300	250
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017 (f)		1,300	1,313
JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	85
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		1,800	180
Merrill Lynch & Co., Inc.
2.431% due 06/05/2012		700	597
6.050% due 08/15/2012 (f)		1,200	1,185
6.875% due 04/25/2018 (f)		1,000	1,048
MetLife, Inc.
6.400% due 12/15/2036		300	180
Morgan Stanley
4.232% due 05/14/2010 (f)		700	652
National Australia Bank Ltd.
5.350% due 06/12/2013		400	386
Petroleum Export Ltd.
5.265% due 06/15/2011		60	56
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	481
Resona Bank Ltd.
5.850% due 09/29/2049		200	114
SLM Corp.
3.675% due 07/27/2009		400	377
State Street Capital Trust IV
2.996% due 06/15/2037		100	44
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (f)		1,100	816
Sun Life Financial Global Funding LP
1.685% due 07/06/2010 (f)		2,500	2,470
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	65
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		100	65
U.S. Bancorp
3.426% due 02/04/2010 (f)		2,600	2,560
UBS AG
5.750% due 04/25/2018		200	182
5.875% due 12/20/2017		400	368
USB Capital IX
6.189% due 04/15/2049		100	47
Wachovia Corp.
7.980% due 02/28/2049		11,000	9,402

			65,704

Industrials 9.4%
Anadarko Petroleum Corp.
2.396% due 09/15/2009		800	766
AstraZeneca PLC
5.900% due 09/15/2017		300	319
6.450% due 09/15/2037		200	228
CODELCO, Inc.
6.150% due 10/24/2036		100	88
Daimler Finance North America LLC
2.346% due 03/13/2009		300	300
International Business Machines Corp.
5.700% due 09/14/2017 (f)		5,800	6,211
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		1,300	1,111
Kraft Foods, Inc.
6.125% due 02/01/2018		500	491
Peabody Energy Corp.
7.875% due 11/01/2026		100	83
Philip Morris International, Inc.
6.375% due 05/16/2038		200	209
President and Fellows of Harvard College
6.000% due 01/15/2019		400	434
6.500% due 01/15/2039		1,900	2,078
Rohm & Haas Co.
6.000% due 09/15/2017		400	365
Time Warner, Inc.
2.405% due 11/13/2009 (f)		600	578
Union Pacific Corp.
5.700% due 08/15/2018 (f)		800	771
UnitedHealth Group, Inc.
4.875% due 02/15/2013		300	280

			14,312

Utilities 2.2%
Enel Finance International S.A.
6.800% due 09/15/2037 (f)		2,200	1,694
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		400	376
Qwest Corp.
7.625% due 06/15/2015		500	412
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		300	182
Telefonica Emisiones SAU
1.825% due 06/19/2009		700	678

			3,342

Total Corporate Bonds & Notes (Cost $93,789)			83,358

MUNICIPAL BONDS & NOTES 5.0%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		700	718
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		3,100	1,729
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033		900	888
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		700	665
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033		1,425	1,332
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017		600	690
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035		700	684
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		290	190
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		400	364
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		590	338

Total Municipal Bonds & Notes (Cost $8,698)			7,598

U.S. GOVERNMENT AGENCIES 102.4%
Fannie Mae
0.531% due 12/25/2036		275	242
0.821% due 03/25/2044		654	625
3.678% due 07/01/2044 (g)		102	101
4.011% due 08/01/2033 (g)		82	82
4.220% due 05/01/2036		12	12
4.351% due 09/01/2033 (f)		763	787
4.665% due 05/25/2035		86	88
4.889% due 06/01/2033 (f)		232	235
5.000% due 11/01/2017 - 06/01/2037 (f)		22,463	23,052
5.000% due 09/01/2019 - 12/01/2036		700	718
5.000% due 10/01/2023 (f)(g)		973	1,001
5.000% due 07/01/2035 (g)		27	27
5.131% due 12/01/2036 (g)		54	54
5.264% due 01/01/2036 (f)		303	307
5.308% due 09/01/2034 (g)		60	60
5.500% due 01/01/2021 - 06/01/2037 (f)		71,127	73,049
5.500% due 11/01/2022 - 01/01/2039		23,949	24,553
6.000% due 02/01/2036 - 01/01/2039		7,119	7,330
6.000% due 08/01/2036 - 12/01/2036 (f)		5,720	5,897
6.500% due 10/01/2035 - 05/01/2038 (f)		4,368	4,543
6.500% due 07/01/2037 - 01/01/2039		4,090	4,248
7.000% due 09/01/2013		6	6
Freddie Mac
3.679% due 02/25/2045		56	51
4.205% due 03/01/2034 (f)		337	333
5.490% due 02/01/2024		19	19
5.500% due 08/15/2030		2	3
6.000% due 01/01/2039		6,300	6,495
8.000% due 01/01/2017		20	21
Ginnie Mae
5.375% due 03/20/2027		3	3
6.000% due 05/15/2033 - 04/15/2034		40	41
8.000% due 02/15/2030		2	2
Small Business Administration
5.520% due 06/01/2024		1,095	1,142

Total U.S. Government Agencies (Cost $151,613)			155,127

U.S. TREASURY OBLIGATIONS 20.4%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		4,820	4,455
1.875% due 07/15/2015		10,441	9,865
2.000% due 04/15/2012		4,427	4,318
2.000% due 07/15/2014		915	866
2.375% due 01/15/2017		2,226	2,209
2.375% due 01/15/2025		4,222	4,151
2.625% due 07/15/2017		2,613	2,679
3.000% due 07/15/2012		2,388	2,341

Total U.S. Treasury Obligations (Cost $30,352)			30,884

MORTGAGE-BACKED SECURITIES 9.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		246	124
Banc of America Commercial Mortgage, Inc.
5.739% due 05/10/2045		400	328
Banc of America Funding Corp.
4.155% due 05/25/2035		433	309
6.124% due 01/20/2047		476	256
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		38	36
Bear Stearns Adjustable Rate Mortgage Trust
5.037% due 04/25/2033		5	4
5.176% due 01/25/2034		110	70
6.272% due 01/25/2034		5	5
Bear Stearns Alt-A Trust
5.364% due 05/25/2035		920	623
5.495% due 09/25/2035		199	93
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		144	105
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	147
Countrywide Alternative Loan Trust
0.651% due 05/25/2047		478	197
6.000% due 10/25/2033		98	93
Countrywide Home Loan Mortgage Pass-Through Trust
4.730% due 02/20/2035		1,072	669
5.250% due 02/20/2036		131	72
CS First Boston Mortgage Securities Corp.
5.545% due 05/25/2032		1	1
First Horizon Asset Securities, Inc.
5.354% due 08/25/2035		339	241
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		463	372
0.551% due 01/25/2047		576	530
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		100	76
GS Mortgage Securities Corp. II
5.799% due 08/10/2045		200	146
GSR Mortgage Loan Trust
4.524% due 06/25/2034		332	247
5.244% due 11/25/2035		645	481
6.000% due 03/25/2032		1	1
Impac CMB Trust
2.395% due 07/25/2033		63	49
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	923
5.882% due 02/15/2051		100	72
LB-UBS Commercial Mortgage Trust
5.858% due 07/15/2040		700	500
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	138
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		215	115
4.910% due 12/25/2032		15	14
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		166	115
4.917% due 01/25/2029		94	62
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017		1	1
Prime Mortgage Trust
0.871% due 02/25/2019		13	12
0.871% due 02/25/2034		85	75
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		353	328
Structured Adjustable Rate Mortgage Loan Trust
5.528% due 08/25/2035		213	110
Structured Asset Mortgage Investments, Inc.
0.831% due 07/19/2035		476	322
Structured Asset Securities Corp.
5.048% due 10/25/2035		359	260
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		424	352
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		100	72
WaMu Mortgage Pass-Through Certificates
0.761% due 10/25/2045		102	56
1.111% due 12/25/2027		1,046	887
3.256% due 02/25/2046		350	149
3.456% due 11/25/2042		66	55
3.656% due 08/25/2042		43	31
4.375% due 02/27/2034		59	48
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		573	376
4.963% due 01/25/2035		770	598
4.992% due 10/25/2035		3,736	2,831

Total Mortgage-Backed Securities (Cost $18,817)			13,777

ASSET-BACKED SECURITIES 7.5%
Access Group, Inc.
4.835% due 10/27/2025		1,500	1,379
ACE Securities Corp.
0.521% due 12/25/2036		124	113
Amortizing Residential Collateral Trust
0.761% due 07/25/2032		18	11
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		83	81
0.631% due 05/25/2035		5	5
Bear Stearns Asset-Backed Securities Trust
0.551% due 10/25/2036		157	145
Chase Issuance Trust
3.496% due 09/15/2015		2,200	1,818
Countrywide Asset-Backed Certificates
0.521% due 05/25/2047		210	194
0.551% due 06/25/2037		316	291
0.951% due 12/25/2031		76	39
CS First Boston Mortgage Securities Corp.
1.091% due 01/25/2032		15	8
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		512	464
0.521% due 12/25/2036		144	139
0.541% due 12/25/2037		1,262	1,183
Fremont Home Loan Trust
0.521% due 10/25/2036		1,005	913
0.531% due 01/25/2037		291	227
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		154	147
JPMorgan Mortgage Acquisition Corp.
0.521% due 07/25/2036		384	353
Lehman XS Trust
0.541% due 05/25/2046		44	43
Long Beach Mortgage Loan Trust
0.511% due 11/25/2036		794	749
0.751% due 10/25/2034		12	4
MASTR Asset-Backed Securities Trust
0.531% due 11/25/2036		259	242
Merrill Lynch Mortgage Investors, Inc.
0.501% due 06/25/2037		28	27
0.541% due 08/25/2036		493	464
Morgan Stanley ABS Capital I
0.521% due 10/25/2036		85	81
Nationstar Home Equity Loan Trust
0.591% due 04/25/2037		1,348	1,216
Residential Asset Mortgage Products, Inc.
0.541% due 11/25/2036		40	40
0.571% due 08/25/2046		1,026	949
Truman Capital Mortgage Loan Trust
0.811% due 01/25/2034		49	48

Total Asset-Backed Securities (Cost $12,615)			11,373

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.000% due 10/15/2015		100	100
Mexico Government International Bond
5.950% due 03/19/2019		100	101

Total Sovereign Issues (Cost $199)			201

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	117
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	1,573
Wachovia Corp.
4.894% due 08/01/2011		1,000	1,257

Total Foreign Currency-Denominated Issues (Cost $3,999)			2,947

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		21,600	184

Total Convertible Preferred Stocks (Cost $1,620)			184

PREFERRED STOCKS 1.5%
DG Funding Trust
3.229% due 08/01/2011		217	2,182

Total Preferred Stocks (Cost $2,294)			2,182

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 27.8%
Repurchase Agreements 8.6%
Barclays Capital, Inc.
0.050% due 01/02/2009		$11,000	11,000
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $11,268. Repurchase proceeds are $11,000.)
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		2,000	2,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $2,020. Repurchase proceeds are $2,000.)

			13,000

U.S. Cash Management Bills 0.1%
0.980% due 05/15/2009 (d)		250	250

U.S. Treasury Bills 19.1%
0.285% due 01/02/2009 - 06/11/2009 (b)(d)(e)		28,910	28,902

Total Short-Term Instruments (Cost $42,153)			42,152

Purchased Options (i) 3.2% (Cost $1,623)			4,922
Total Investments 235.0% (Cost $370,034)			$356,061
Written Options (j) (3.4%) (Premiums $1,311)			(5,110)
Other Assets and Liabilities (Net) (131.6%)			(199,464)

Net Assets 100.0%			$151,487

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $22,893 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $100 and cash of $100 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $196,459 at a weighted average interest rate of 2.549%. On December 31, 2008, securities valued at $148,731 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,097 and cash of $19,794 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	8	$90
90-Day Euribor March Futures	Long	03/2009	13	137
90-Day Eurodollar December Futures	Long	12/2009	40	231
90-Day Eurodollar June Futures	Long	06/2009	155	871
90-Day Eurodollar June Futures	Long	06/2010	2	11
90-Day Eurodollar March Futures	Long	03/2009	361	1,932
90-Day Eurodollar March Futures	Long	03/2010	37	213
90-Day Eurodollar September Futures	Long	09/2009	50	301
90-Day Eurodollar September Futures	Long	09/2010	2	12
E-mini S&P 500 Index March Futures	Long	03/2009	63	44
S&P 500 Index March Futures	Long	03/2009	653	3,998
U.S. Treasury 2-Year Note March Futures	Long	03/2009	11	16
U.S. Treasury 5-Year Note March Futures	Long	03/2009	132	(50)
U.S. Treasury 10-Year Note March Futures	Long	03/2009	416	1,305
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	27
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	55	478
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	101	881

				$10,497

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	2.340%	$1,000	$8	$0	$8
CIT Group, Inc.	RBS	5.170%	03/20/2013	7.304%	400	(27)	0	(27)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.406%	700	(54)	0	(54)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.010%	700	(80)	0	(80)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	3.927%	1,400	(112)	0	(112)
General Motors Corp.	DUB	5.000%	06/20/2013	77.714%	2,700	(2,097)	(479)	(1,618)
General Motors Corp.	GSC	8.900%	03/20/2013	79.336%	400	(292)	0	(292)
General Motors Corp.	GSC	9.050%	03/20/2013	79.336%	400	(292)	0	(292)
General Motors Corp.	JPM	4.550%	12/20/2012	81.101%	200	(155)	0	(155)
GMAC LLC	JPM	4.850%	09/20/2012	8.183%	500	(49)	0	(49)
Indonesia Government International Bond	BCLY	0.370%	03/20/2009	4.128%	3,600	(29)	0	(29)
JSC Gazprom	BCLY	1.600%	12/20/2012	9.969%	1,200	(295)	0	(295)
Panama Government International Bond	CSFB	0.300%	02/20/2009	2.378%	4,000	(7)	0	(7)
Peru Government International Bond	MSC	0.310%	03/20/2009	1.112%	1,900	(2)	0	(2)
SLM Corp.	BCLY	5.100%	06/20/2009	11.541%	100	(3)	0	(3)
SLM Corp.	JPM	5.100%	03/20/2009	11.543%	500	(6)	0	(6)
Ukraine Government International Bond	MSC	0.610%	02/20/2009	36.425%	2,400	(112)	0	(112)

						$(3,604)	$(479)	$(3,125)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	BCLY	(5.000%)	06/20/2013	$2,900	$454	$221	$233
CDX.HY-10 Index	MSC	(5.000%)	06/20/2013	1,300	204	94	110
CDX.HY-10 Index	RBS	(5.000%)	06/20/2013	1,300	204	98	106
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	586	30	54	(24)

					$892	$467	$425

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$500	$(85)	$0	$(85)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	1,000	(180)	0	(180)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	1,000	(172)	0	(172)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	981	(67)	0	(67)
CDX.HY-11 Index	MSC	5.000%	12/20/2013	2,900	(580)	(672)	92
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,361	7	0	7
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	389	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	681	2	0	2
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	1,100	(21)	(25)	4
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	100	(30)	(15)	(15)

					$(1,125)	$(712)	$(413)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$50	$0	$50
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		500	15	0	15
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		300	7	0	7
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		400	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		300	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	3	0	3
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	(12)	0	(12)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	(7)	0	(7)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	(2)	0	(2)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	2	(1)	3
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	2	(1)	3
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	11	2	9
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	6	1	5
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(51)	(45)	(6)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	(6)	0	(6)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	4	(10)	14
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	6	1	5
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	500	15	(1)	16
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		14,600	378	47	331
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	70	(7)	77
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,700	96	(9)	105
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	16	1	15
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		43,800	1,405	0	1,405
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		600	27	22	5
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		2,200	99	83	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,200	99	69	30
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		3,200	144	72	72
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		200	(19)	(16)	(3)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		7,000	(833)	(578)	(255)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		100	(12)	(9)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,200	(406)	15	(421)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,900	(6,058)	474	(6,532)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(102)	(3)	(99)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(135)	3	(138)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	(16)	(60)	44
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		500	(11)	(23)	12
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		4,700	(2,138)	165	(2,303)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,600	(728)	27	(755)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,200	(545)	(151)	(394)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,100	(3,229)	145	(3,374)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		7,300	(3,320)	(862)	(2,458)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	2,600	136	11	125
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		800	56	6	50
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	32	(6)	38
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	1,500	(2)	11	(13)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		1,400	(2)	11	(13)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		1,700	20	(52)	72
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	1	(7)	8
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	41	(78)	119
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	151	(26)	177
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	43	(6)	49
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	39	(8)	47
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		900	105	(2)	107
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	11	1	10
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	54	5	49
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		100	12	0	12
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	14	0	14
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	42	0	42
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	(19)	0	(19)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		200	(32)	25	(57)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		600	(97)	91	(188)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,200	(195)	166	(361)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(272)	(69)	(203)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(55)	(13)	(42)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(43)	5	(48)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$700	(77)	48	(125)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		1,000	2	0	2

							$(15,186)	$(535)	$(14,651)

(i) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 2-Year Note February Futures	$83.500	02/20/2009	11	$0	$0
Put - CBOT U.S. Treasury 5-Year Note March Futures	83.500	02/20/2009	37	1	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	86.500	02/20/2009	133	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	80.000	02/20/2009	148	3	2
Put - CBOT U.S. Treasury 10-Year Note March Futures	83.000	02/20/2009	233	4	4
Put - CBOT U.S. Treasury 10-Year Note March Futures	88.000	02/20/2009	34	1	1
Put - CME S&P 500 Index January Futures	550.000	01/16/2009	637	126	32
Put - CME S&P 500 Index March Futures	200.000	03/19/2009	16	1	0

				$137	$40

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,400	$313	$1,110
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	11,800	126	393
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	88	273
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,200	36	107
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	184	650
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	24,000	259	773
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	170
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	27,900	297	930
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	469

							$1,469	$4,875

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 02/01/2039	$110.000	02/05/2009	$1,200	$0	$0
Call - OTC Freddie Mac 6.000% due 02/01/2039	111.000	02/05/2009	6,300	1	0
Call - OTC Ginnie Mae 6.000% due 01/01/2039	112.000	01/14/2009	759	0	0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.156	02/13/2009	1,800	0	1
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.625	02/13/2009	1,600	0	2
Call - OTC U.S. Treasury Note 2.375% due 08/31/2010	103.813	01/16/2009	3,300	0	1
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.086	01/16/2009	1,200	0	0
Call - OTC U.S. Treasury Note 3.500% due 02/15/2010	103.656	01/30/2009	900	0	1
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	119.156	02/13/2009	800	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	73.000	01/06/2009	8,000	1	0
Put - OTC Fannie Mae 5.000% due 02/01/2039	64.000	02/05/2009	6,000	1	0
Put - OTC Fannie Mae 5.500% due 01/01/2024	80.500	01/13/2009	1,000	0	0
Put - OTC Fannie Mae 5.500% due 02/01/2039	81.500	02/05/2009	20,800	2	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	63.000	01/06/2009	200	0	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	81.250	01/06/2009	53,700	6	0
Put - OTC Fannie Mae 6.500% due 01/01/2039	85.000	01/06/2009	4,200	1	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	60.000	01/02/2009	4,800	1	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	60.000	01/16/2009	4,800	1	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	65.000	01/02/2009	10,000	1	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	65.000	01/16/2009	10,440	1	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	65.000	01/05/2009	2,300	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	65.000	01/16/2009	4,400	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	65.000	01/16/2009	900	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2017	65.000	01/02/2009	2,200	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2017	65.000	01/16/2009	2,200	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	65.000	01/02/2009	2,200	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	65.000	01/16/2009	2,200	0	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	65.000	01/06/2009	2,400	0	0

				$17	$7

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	8	$5	$7
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	10	3	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	7	3	1
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	18	2	3

				$13	$11

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$3,800	$122	$545
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	11	16
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,800	70	242
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	222
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,700	90	333
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,100	36	136
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,500	203	802
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	8,000	241	967
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	6
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	2,000	44	179
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	9,300	302	1,148
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	3,800	116	503

							$1,298	$5,099

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2039	$1,200	$1,207	$1,230
Freddie Mac	6.000%	02/01/2038	6,300	6,475	6,470
Freddie Mac	6.000%	01/01/2039	6,300	6,449	6,498

				$14,131	$14,198

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	124	04/2009	$0	$(1)	$(1)
Sell		BCLY	124	04/2009	0	0	0
Buy		HSBC	124	04/2009	0	(1)	(1)
Sell		HSBC	124	04/2009	0	0	0
Sell	AUD	CITI	635	01/2009	0	(31)	(31)
Sell	BRL	BCLY	627	02/2009	0	(9)	(9)
Sell		CITI	59	02/2009	0	0	0
Sell		HSBC	281	02/2009	0	(5)	(5)
Sell		JPM	527	02/2009	0	(5)	(5)
Sell		UBS	527	02/2009	0	(1)	(1)
Buy		RBC	1,969	06/2009	0	(231)	(231)
Buy	CLP	HSBC	64,260	05/2009	0	0	0
Sell		HSBC	64,260	05/2009	1	0	1
Buy	CNY	BCLY	1,958	07/2009	0	(20)	(20)
Buy		DUB	6,215	07/2009	0	(65)	(65)
Sell		DUB	11,866	07/2009	0	(9)	(9)
Buy		HSBC	2,011	07/2009	0	(19)	(19)
Buy		JPM	1,776	07/2009	0	(20)	(20)
Buy		BCLY	652	09/2009	0	0	0
Buy		CITI	486	09/2009	0	0	0
Buy		DUB	2,079	09/2009	0	(1)	(1)
Buy		HSBC	832	09/2009	0	0	0
Buy		JPM	345	09/2009	0	0	0
Buy	EUR	BCLY	144	01/2009	9	0	9
Buy		BNP	57	01/2009	0	(3)	(3)
Buy		CSFB	36	01/2009	1	(1)	0
Buy		DUB	76	01/2009	4	(1)	3
Buy		HSBC	84	01/2009	3	(2)	1
Buy		MSC	58	01/2009	4	0	4
Sell		RBS	2,704	01/2009	0	(342)	(342)
Sell	GBP	BCLY	571	01/2009	25	0	25
Sell		CITI	620	01/2009	28	0	28
Sell		UBS	550	01/2009	25	0	25
Buy	IDR	BCLY	722,300	03/2009	0	(6)	(6)
Buy		CITI	777,600	03/2009	0	(6)	(6)
Buy		DUB	307,200	03/2009	0	(3)	(3)
Buy		HSBC	560,500	03/2009	0	0	0
Sell		HSBC	2,583,400	03/2009	0	(15)	(15)
Buy		RBS	215,800	03/2009	0	(1)	(1)
Buy	INR	BCLY	11,915	04/2009	4	0	4
Buy		BOA	7,623	04/2009	5	0	5
Buy		CITI	6,500	04/2009	2	0	2
Buy		DUB	6,552	04/2009	3	0	3
Sell		DUB	365	04/2009	0	0	0
Buy		HSBC	9,503	04/2009	4	0	4
Sell		JPM	41,728	04/2009	0	(60)	(60)
Buy	JPY	BCLY	2,775	01/2009	1	0	1
Buy		BNP	2,230	01/2009	1	0	1
Buy		CITI	2,693	01/2009	1	0	1
Buy		UBS	5,450	01/2009	3	0	3
Buy	KWD	HSBC	19	04/2009	0	(5)	(5)
Sell		HSBC	19	04/2009	0	0	0
Buy	MYR	BCLY	385	02/2009	2	0	2
Sell		BCLY	1,475	02/2009	0	(15)	(15)
Sell		CITI	537	02/2009	0	(7)	(7)
Buy		DUB	450	02/2009	1	0	1
Sell		DUB	368	02/2009	0	(5)	(5)
Sell		HSBC	162	02/2009	0	(2)	(2)
Buy		JPM	2,305	02/2009	4	(43)	(39)
Sell		JPM	599	02/2009	0	(7)	(7)
Buy		BCLY	210	04/2009	1	0	1
Sell		BCLY	343	04/2009	0	(5)	(5)
Buy		BOA	175	04/2009	1	0	1
Buy		CITI	352	04/2009	1	0	1
Sell		CITI	168	04/2009	0	(3)	(3)
Buy		HSBC	392	04/2009	3	0	3
Sell		JPM	618	04/2009	0	(10)	(10)
Buy	PHP	BCLY	3,300	02/2009	0	(4)	(4)
Buy		CITI	17,143	02/2009	25	0	25
Buy		DUB	13,620	02/2009	3	(3)	0
Buy		HSBC	4,140	02/2009	0	(6)	(6)
Sell		HSBC	51,156	02/2009	0	(62)	(62)
Buy		JPM	5,753	02/2009	0	(6)	(6)
Buy		MLP	1,300	02/2009	0	(2)	(2)
Buy		MSC	4,600	02/2009	0	(7)	(7)
Buy		RBS	1,300	02/2009	0	(2)	(2)
Buy		BCLY	532	05/2009	0	0	0
Buy		CITI	13,539	05/2009	2	0	2
Sell		DUB	17,951	05/2009	0	(32)	(32)
Buy		JPM	3,880	05/2009	1	0	1
Buy		LEH	900	12/2010	0	(1)	(1)
Sell		LEH	900	12/2010	0	0	0
Buy	RUB	JPM	13,650	05/2009	0	(170)	(170)
Sell		UBS	13,650	05/2009	165	0	165
Buy	SAR	HSBC	127	04/2009	0	(1)	(1)
Sell		HSBC	127	04/2009	0	0	0
Buy		JPM	127	04/2009	0	(1)	(1)
Sell		JPM	127	04/2009	0	0	0
Sell	SGD	BCLY	356	01/2009	0	(6)	(6)
Buy		CITI	129	01/2009	5	0	5
Sell		CITI	65	01/2009	0	(3)	(3)
Buy		DUB	559	01/2009	8	0	8
Buy		HSBC	1,062	01/2009	44	0	44
Sell		JPM	1,329	01/2009	0	(35)	(35)
Sell		BCLY	95	04/2009	0	(3)	(3)
Buy		CITI	336	04/2009	3	0	3
Buy		DUB	337	04/2009	4	0	4
Buy		HSBC	337	04/2009	3	0	3
Sell		HSBC	1,092	04/2009	0	(41)	(41)
Buy		UBS	178	04/2009	3	0	3

					$403	$(1,345)	$(942)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$216	$355,845	$0	$356,061
Short Sales, at value	0	(14,198)	0	(14,198)
Other Financial Instruments++	10,498	(23,914)	97	(13,319)

Total	$10,714	$317,733	$97	$328,544

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(80)	0	0	0	116	61	97

Total	$(80)	$0	$0	$0	$116	$61	$97

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 66.1%
Banking & Finance 45.0%
American Express Centurion Bank
0.944% due 04/17/2009 (f)		$1,200	$1,177
American Express Credit Corp.
2.049% due 10/04/2010 (f)		600	537
American Honda Finance Corp.
2.246% due 03/09/2009 (f)		500	499
ANZ National International Ltd.
2.428% due 08/07/2009 (f)		1,100	1,100
Bank of America Corp.
2.479% due 08/15/2016		100	74
Bank of Scotland PLC
2.252% due 12/08/2010 (f)		3,000	2,739
4.590% due 07/17/2009 (f)		600	598
Bear Stearns Cos. LLC
1.558% due 03/30/2009 (f)		400	397
2.262% due 08/21/2009 (f)		200	197
2.359% due 08/15/2011 (f)		1,300	1,170
4.902% due 07/19/2010 (f)		300	290
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	95
Calabash Re Ltd.
10.396% due 01/08/2010		400	393
CIT Group, Inc.
3.615% due 01/30/2009 (f)		1,100	1,098
Citigroup Funding, Inc.
0.474% due 04/23/2009		100	99
1.466% due 06/26/2009 (f)		200	196
3.556% due 05/07/2010 (f)		1,200	1,138
Citigroup, Inc.
1.496% due 12/28/2009 (f)		300	283
5.500% due 04/11/2013 (f)		1,200	1,170
8.400% due 04/29/2049		500	331
Countrywide Home Loans, Inc.
6.250% due 04/15/2009 (f)		5,100	5,101
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		300	299
Foundation Re II Ltd.
8.899% due 11/26/2010		400	387
General Electric Capital Corp.
4.572% due 01/20/2010 (f)		700	669
GMAC LLC
6.875% due 08/28/2012		600	455
Goldman Sachs Group, Inc.
1.518% due 03/30/2009 (f)		200	197
4.164% due 07/23/2009		20	19
HSBC Bank USA N.A.
2.329% due 06/10/2009 (f)		300	298
HSBC Finance Corp.
4.479% due 10/21/2009 (f)		200	188
International Lease Finance Corp.
2.373% due 05/24/2010 (f)		900	718
JPMorgan Chase & Co.
4.242% due 10/02/2009 (f)		500	490
KeyCorp
0.571% due 05/26/2009 (f)		2,700	2,665
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)		300	29
2.951% due 05/25/2010 (a)		3,300	314
3.005% due 07/18/2011 (a)		300	29
3.011% due 12/23/2010 (a)		200	19
3.052% due 11/10/2009 (a)		200	19
5.625% due 01/24/2013 (a)		300	30
Morgan Stanley
2.498% due 02/09/2009 (f)		900	896
4.232% due 05/14/2010 (f)		1,200	1,117
4.299% due 01/22/2009		100	101
National Australia Bank Ltd.
2.204% due 09/11/2009 (f)		400	400
Nationwide Life Global Funding I
2.439% due 05/19/2010 (f)		3,400	3,323
Protective Life Secured Trusts
2.027% due 11/09/2010 (f)		3,000	2,539
SLM Corp.
3.695% due 07/26/2010		100	85
Sun Life Financial Global Funding LP
1.685% due 07/06/2010 (f)		2,500	2,470
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	64
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018 (f)		200	129
UBS AG
3.779% due 05/05/2010 (f)		1,400	1,398
Wachovia Bank N.A.
1.538% due 03/23/2009 (f)		800	795
Wachovia Corp.
4.882% due 10/15/2011 (f)		200	179
Wells Fargo & Co.
1.558% due 03/23/2010 (f)		800	784

			39,787

Industrials 16.3%
Anadarko Petroleum Corp.
2.396% due 09/15/2009		500	478
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		300	302
Comcast Corp.
5.119% due 07/14/2009 (f)		400	395
Daimler Finance North America LLC
2.346% due 03/13/2009 (f)		200	200
2.426% due 03/13/2009 (f)		300	289
3.642% due 08/03/2009 (f)		300	284
Gaz Capital S.A.
6.212% due 11/22/2016		100	67
GlaxoSmithKline Capital, Inc.
2.800% due 05/13/2010 (f)		4,800	4,644
Reynolds American, Inc.
2.696% due 06/15/2011 (f)		2,360	1,912
Safeway, Inc.
1.816% due 03/27/2009 (f)		1,300	1,285
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009 (f)		500	501
Spectra Energy Capital LLC
4.370% due 03/01/2009 (f)		4,000	3,984
Williams Cos., Inc.
6.375% due 10/01/2010		100	93

			14,434

Utilities 4.8%
Appalachian Power Co.
6.600% due 05/01/2009 (f)		3,100	3,074
Southern California Edison Co.
3.292% due 02/02/2009 (f)		200	200
Telefonica Emisiones SAU
1.825% due 06/19/2009 (f)		1,000	968

			4,242

Total Corporate Bonds & Notes (Cost $64,236)			58,463

MUNICIPAL BONDS & NOTES 3.1%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	821
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	614
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		90	65
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		500	475
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	16
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		1,000	544
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		95	62
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		295	169

Total Municipal Bonds & Notes (Cost $3,715)			2,766

U.S. GOVERNMENT AGENCIES 51.7%
Fannie Mae
0.821% due 09/25/2042 (f)		180	156
4.174% due 06/01/2034 (f)		538	527
4.356% due 12/01/2033		72	70
4.391% due 11/01/2035		33	34
4.445% due 09/01/2035		131	131
4.639% due 07/01/2035 (f)		138	139
4.676% due 10/01/2034		16	16
4.827% due 06/01/2035 (f)		254	256
4.857% due 12/01/2033		42	42
4.982% due 06/01/2035 (f)		235	238
5.000% due 06/01/2035 - 04/01/2038 (f)		21,277	21,755
5.000% due 05/01/2038 - 10/01/2038		271	277
5.404% due 03/01/2035		23	23
5.500% due 11/01/2021 - 11/01/2037 (f)		4,399	4,520
5.500% due 02/01/2022 - 06/01/2038		417	428
6.000% due 10/01/2026 - 10/01/2027 (f)		2,671	2,756
6.000% due 05/01/2027 (f)(g)		712	734
6.500% due 10/01/2037 - 11/01/2037 (f)		1,947	2,025
Freddie Mac
4.695% due 06/01/2035 (f)		367	370
4.829% due 11/01/2034 (f)		136	139
5.000% due 01/15/2024 (f)		32	32
5.500% due 02/01/2038 - 09/01/2038 (f)		6,622	6,787
6.000% due 08/01/2027 - 09/01/2038 (f)		3,192	3,292
Ginnie Mae
6.000% due 02/15/2036 - 08/15/2037		978	1,011
Small Business Administration
5.520% due 06/01/2024		17	18

Total U.S. Government Agencies (Cost $43,767)			45,776

U.S. TREASURY OBLIGATIONS 6.7%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2016		754	722
2.375% due 01/15/2017		1,908	1,894
2.375% due 01/15/2025		1,361	1,338
2.625% due 07/15/2017		722	740
U.S. Treasury Notes
3.125% due 11/30/2009		500	510
4.250% due 08/15/2013		700	758

Total U.S. Treasury Obligations (Cost $5,934)			5,962

MORTGAGE-BACKED SECURITIES 15.4%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		35	18
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		2,900	2,130
5.739% due 05/10/2045		300	246
Banc of America Funding Corp.
4.155% due 05/25/2035		62	44
Banc of America Mortgage Securities, Inc.
5.136% due 05/25/2033		209	163
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		128	120
4.786% due 11/25/2034		126	95
5.111% due 11/25/2034		386	359
Bear Stearns Alt-A Trust
5.495% due 09/25/2035		50	23
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		72	52
4.900% due 12/25/2035		101	81
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		300	220
Countrywide Alternative Loan Trust
0.751% due 02/25/2037		697	346
4.500% due 06/25/2035		243	237
Countrywide Home Loan Mortgage Pass-Through Trust
4.730% due 02/20/2035		447	279
4.789% due 11/25/2034		238	149
5.250% due 02/20/2036		66	36
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		42	41
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		100	76
GS Mortgage Securities Corp. II
5.799% due 08/10/2045		100	73
GSR Mortgage Loan Trust
4.540% due 09/25/2035		193	143
5.244% due 11/25/2035		323	241
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		636	570
0.751% due 12/19/2036		1,607	640
0.801% due 05/19/2035		49	23
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		1,700	1,280
5.882% due 02/15/2051		100	71
JPMorgan Mortgage Trust
5.024% due 02/25/2035		122	92
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		87	86
5.858% due 07/15/2040		700	500
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		44	33
Mellon Residential Funding Corp.
1.635% due 12/15/2030		475	379
1.675% due 06/15/2030		6	5
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,180
5.485% due 03/12/2051		100	69
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		61	33
5.297% due 05/25/2033		173	127
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		166	115
Morgan Stanley Capital I
5.809% due 12/12/2049		1,700	1,278
Structured Adjustable Rate Mortgage Loan Trust
3.453% due 01/25/2035		115	50
5.291% due 08/25/2034		222	136
5.365% due 02/25/2034		155	97
Structured Asset Mortgage Investments, Inc.
0.751% due 02/25/2036		65	31
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		182	151
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021		892	683
5.509% due 04/15/2047		100	72
WaMu Mortgage Pass-Through Certificates
3.456% due 11/25/2042		28	24
4.269% due 10/25/2046		641	257
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		287	188
4.963% due 01/25/2035		355	276

Total Mortgage-Backed Securities (Cost $17,749)			13,618

ASSET-BACKED SECURITIES 13.1%
ACE Securities Corp.
0.531% due 10/25/2036		145	135
American Express Credit Account Master Trust
1.695% due 02/15/2012		48	42
Asset-Backed Securities Corp. Home Equity
0.746% due 09/25/2034		71	56
Chase Issuance Trust
3.496% due 09/15/2015		2,700	2,231
Citigroup Mortgage Loan Trust, Inc.
0.531% due 05/25/2037		544	437
Countrywide Asset-Backed Certificates
0.521% due 03/25/2047		69	66
0.951% due 12/25/2031		1	0
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		77	69
JPMorgan Mortgage Acquisition Corp.
0.521% due 08/25/2036		38	36
Long Beach Mortgage Loan Trust
0.531% due 10/25/2036		395	375
0.751% due 10/25/2034		9	3
Massachusetts Educational Financing Authority
4.485% due 04/25/2038		3,490	2,649
Park Place Securities, Inc.
0.783% due 10/25/2034		325	234
Residential Asset Mortgage Products, Inc.
0.551% due 10/25/2036		120	111
Residential Asset Securities Corp.
0.541% due 11/25/2036		78	74
SLM Student Loan Trust
3.525% due 10/27/2014		465	450
3.535% due 01/25/2018		27	26
4.035% due 10/25/2017		4,900	4,433
Structured Asset Securities Corp.
0.521% due 10/25/2036		153	142

Total Asset-Backed Securities (Cost $13,655)			11,569

FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%
Bear Stearns Cos. LLC
3.269% due 09/26/2013	EUR	600	707
General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,494
KeyCorp
4.276% due 11/22/2010		100	104

Total Foreign Currency-Denominated Issues (Cost $3,561)			2,305

	Shares
CONVERTIBLE PREFERRED STOCKS 2.2%
Bank of America Corp.
7.250% due 11/22/2010		700	456
Wachovia Corp.
7.500% due 11/22/2010		2,000	1,500

Total Convertible Preferred Stocks (Cost $1,723)			1,956

PREFERRED STOCKS 1.0%
DG Funding Trust
3.229% due 11/22/2010		85	855

Total Preferred Stocks (Cost $904)			855

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 27.6%
Commercial Paper 5.1%
Freddie Mac
0.120% due 01/22/2009		$4,500	4,500

Repurchase Agreements 13.8%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		3,200	3,200
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 4.625% due 02/29/2012 valued at $3,222. Repurchase proceeds are $3,200.)
0.030% due 01/05/2009		9,000	9,000
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 2.125% - 2.625% due 04/30/2010 - 05/31/2010 valued at $9,089. Repurchase proceeds are $9,000.)

			12,200

U.S. Cash Management Bills 0.7%
0.220% due 04/29/2009 (d)		620	617

U.S. Treasury Bills 8.0%
0.218% due 01/15/2009 - 06/11/2009 (b)(d)(e)		7,080	7,060

Total Short-Term Instruments (Cost $24,398)			24,377

Purchased Options (i) 3.7% (Cost $1,053)			3,238
Total Investments 193.2% (Cost $180,695)			$170,885
Written Options (j) (2.4%) (Premiums $570)			(2,142)
Other Assets and Liabilities (Net) (90.8%)			(80,297)

Net Assets 100.0%			$88,446

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $7,147 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $280 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $73,293 at a weighted average interest rate of 2.778%. On December 31, 2008, securities valued at $98,573 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $376 and cash of $14,479 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	8	$90
90-Day Euribor March Futures	Long	03/2009	14	148
90-Day Eurodollar December Futures	Long	12/2009	70	365
90-Day Eurodollar June Futures	Long	06/2009	244	1,317
90-Day Eurodollar June Futures	Long	06/2010	3	17
90-Day Eurodollar March Futures	Long	03/2009	301	1,795
90-Day Eurodollar March Futures	Long	03/2010	55	302
90-Day Eurodollar September Futures	Long	09/2009	160	867
90-Day Eurodollar September Futures	Long	09/2010	3	17
E-mini S&P 500 Index March Futures	Long	03/2009	23	12
S&P 500 Index March Futures	Short	03/2009	414	(1,537)
U.S. Treasury 5-Year Note March Futures	Long	03/2009	2	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2009	437	2,521
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	39	341
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	63	554

				$6,817

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
UBS Warburg LLC	BOA	(1.850%)	12/20/2013	2.037%	EUR	300	$2	$0	$2

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2013	5.250%	$500	$(4)	$(45)	$41
Berkshire Hathaway Finance Corp.	RBS	0.880%	03/20/2013	3.300%	8,200	(721)	0	(721)
Brazil Government International Bond	MSC	1.950%	08/20/2016	3.220%	500	(35)	0	(35)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	3.927%	800	(64)	0	(64)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	4.523%	100	(4)	0	(4)
General Motors Corp.	GSC	8.900%	03/20/2013	79.336%	300	(219)	0	(219)
General Motors Corp.	GSC	9.050%	03/20/2013	79.336%	300	(219)	0	(219)
General Motors Corp.	GSC	5.000%	06/20/2013	77.714%	2,600	(2,019)	(461)	(1,558)
Indonesia Government International Bond	BCLY	0.370%	03/20/2009	4.128%	1,300	(10)	0	(10)
Indonesia Government International Bond	MSC	0.450%	03/20/2009	4.128%	200	(2)	0	(2)
JSC Gazprom	MSC	2.180%	02/20/2013	9.874%	100	(23)	0	(23)
JSC Gazprom	MSC	2.480%	02/20/2013	9.874%	1,000	(215)	0	(215)
Panama Government International Bond	CSFB	0.300%	02/20/2009	2.378%	1,400	(3)	0	(3)
Panama Government International Bond	CSFB	0.270%	03/20/2009	2.380%	200	(1)	0	(1)
Peru Government International Bond	MSC	0.310%	03/20/2009	1.112%	800	(1)	0	(1)
Petroleos Mexicanos	BCLY	0.620%	08/20/2011	2.816%	500	(26)	0	(26)
Russia Government International Bond	BCLY	0.495%	08/20/2011	8.652%	500	(91)	0	(91)
Ukraine Government International Bond	BCLY	0.630%	03/20/2009	36.446%	300	(22)	0	(22)
Ukraine Government International Bond	MSC	0.610%	02/20/2009	36.425%	700	(33)	0	(33)

						$(3,712)	$(506)	$(3,206)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	$488	$25	$45	$(20)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$500	$(85)	$0	$(85)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,264	6	0	6
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	292	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	2	0	2
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	900	(18)	(21)	3

					$(94)	$(21)	$(73)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$9	$0	$9
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		200	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		200	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		200	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	3	0	3
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	(5)	0	(5)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	(3)	0	(3)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	2	(1)	3
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	2	(1)	3
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	4	1	3
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	2	0	2
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(20)	(18)	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	(2)	0	(2)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	2	(7)	9
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	2	0	2
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	300	9	(1)	10
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		4,400	114	14	100
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		2,700	70	(7)	77
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,600	94	(8)	102
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	16	1	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		3,100	139	113	26
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,500	67	47	20
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		2,600	117	59	58
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		3,000	135	105	30
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	GSC		700	(137)	19	(156)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		1,800	(215)	(149)	(66)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,100	(373)	13	(386)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		200	(68)	(2)	(66)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(135)	3	(138)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	(16)	(60)	44
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		2,900	(66)	(179)	113
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,800	(819)	(122)	(697)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,800	(818)	28	(846)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		2,400	(1,091)	22	(1,113)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(182)	8	(190)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	2,800	147	12	135
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	48	(9)	57
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	600	0	5	(5)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		600	0	5	(5)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		600	2	(18)	20
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	2	(2)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	15	(27)	42
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	61	(11)	72
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	18	(3)	21
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	11	1	10
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	53	5	48
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,400	422	3	419
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	28	0	28
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	57	0	57
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	(19)	0	(19)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		100	(17)	12	(29)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		300	(49)	45	(94)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		600	(97)	80	(177)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		200	(109)	(27)	(82)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(55)	(13)	(42)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$500	(55)	34	(89)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		2,000	19	0	19

							$(2,661)	$(30)	$(2,631)

(i) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index January Futures	$1,200.000	01/16/2009	400	$12	$0
Call - CME S&P 500 Index March Futures	1,450.000	03/19/2009	390	21	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	85.500	02/20/2009	6	0	0
Put - CBOT U.S. Treasury 10-Year Note February Futures	90.000	02/20/2009	5	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	80.000	02/20/2009	337	3	5
Put - CBOT U.S. Treasury 10-Year Note March Futures	85.000	02/20/2009	100	2	2

				$38	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$11,500	$127	$449
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,900	52	163
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	117
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	100	297
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,400	79	280
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,600	104	309
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	85
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	93	297

							$614	$1,997

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$9,000	$211	$710
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.141	02/13/2009	7,000	177	515
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.102	02/06/2009	1,500	0	1
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.070	02/06/2009	2,100	0	2
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.586	02/06/2009	1,400	0	1
Call - OTC U.S. Treasury Note 2.375% due 08/31/2010	103.813	01/16/2009	4,300	1	1
Call - OTC U.S. Treasury Note 2.375% due 08/31/2010	103.672	02/06/2009	300	0	0
Call - OTC U.S. Treasury Note 2.875% due 01/31/2013	111.000	02/06/2009	2,800	0	1
Call - OTC U.S. Treasury Note 3.125% due 11/30/2009	102.523	02/06/2009	1,000	0	1
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	102.898	02/06/2009	600	0	1
Call - OTC U.S. Treasury Note 3.500% due 02/15/2010	103.563	02/06/2009	800	0	1
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	119.125	02/06/2009	700	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	40.000	01/06/2009	2,500	0	0
Put - OTC Fannie Mae 5.000% due 01/01/2039	73.000	01/06/2009	11,500	1	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	64.000	01/06/2009	32,000	4	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	68.031	01/06/2009	14,000	2	0
Put - OTC Fannie Mae 5.500% due 01/01/2039	73.000	01/06/2009	14,000	2	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	81.250	01/06/2009	20,500	3	0
Put - OTC Freddie Mac 5.500% due 01/01/2038	73.000	01/06/2009	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2017	65.000	01/02/2009	1,900	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	65.000	01/02/2009	1,400	0	0

				$401	$1,234

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	10	$6	$9
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	5	6	8
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	5	1	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	4	2	0
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	11	2	2

				$17	$19

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$1,400	$45	$201
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	11	16
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,100	28	95
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	99
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,200	40	148
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	99	370
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,800	87	345
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,200	96	387
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	500	2	2
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	90
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	97	370

							$553	$2,123

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
U.S. Treasury Notes	3.125%	11/30/2009	$500	$505	$514
U.S. Treasury Notes	4.250%	08/15/2013	700	734	758

				$1,239	$1,272

(6) Market value includes $3 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	57	04/2009	$0	$0	$0
Sell		BCLY	57	04/2009	0	0	0
Buy		HSBC	57	04/2009	0	0	0
Sell		HSBC	57	04/2009	0	0	0
Sell	AUD	CITI	371	01/2009	0	(18)	(18)
Buy	BRL	BCLY	963	02/2009	0	(25)	(25)
Sell		BCLY	129	02/2009	0	(2)	(2)
Sell		CITI	26	02/2009	0	0	0
Sell		HSBC	141	02/2009	0	(3)	(3)
Sell		JPM	382	02/2009	0	(4)	(4)
Sell		UBS	199	02/2009	0	0	0
Buy	CNY	BCLY	1,912	07/2009	0	(21)	(21)
Sell		BCLY	1,801	07/2009	0	(6)	(6)
Sell		CITI	2,452	07/2009	0	(6)	(6)
Buy		DUB	7,041	07/2009	0	(75)	(75)
Sell		DUB	6,730	07/2009	0	(12)	(12)
Buy		HSBC	2,164	07/2009	0	(20)	(20)
Sell		HSBC	789	07/2009	0	(3)	(3)
Buy		JPM	2,531	07/2009	0	(28)	(28)
Sell		JPM	1,989	07/2009	0	(7)	(7)
Buy		BCLY	634	09/2009	0	0	0
Buy		CITI	416	09/2009	0	0	0
Buy		DUB	1,871	09/2009	0	(1)	(1)
Buy		HSBC	832	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	0	0	0
Buy	EUR	BCLY	225	01/2009	14	0	14
Buy		BNP	45	01/2009	0	(2)	(2)
Buy		CSFB	49	01/2009	1	(1)	0
Buy		DUB	115	01/2009	6	(1)	5
Buy		HSBC	91	01/2009	5	(1)	4
Buy		MSC	91	01/2009	6	0	6
Sell		RBS	2,696	01/2009	0	(341)	(341)
Sell	GBP	BCLY	655	01/2009	29	0	29
Sell		CITI	710	01/2009	32	0	32
Sell		UBS	630	01/2009	29	0	29
Buy	IDR	BCLY	309,700	03/2009	0	(3)	(3)
Sell		BCLY	1,009,100	03/2009	0	(19)	(19)
Buy		CITI	264,900	03/2009	0	(2)	(2)
Buy		DUB	102,400	03/2009	0	(1)	(1)
Buy		HSBC	224,200	03/2009	0	0	0
Buy		RBS	107,900	03/2009	0	0	0
Buy	INR	BCLY	4,684	04/2009	2	0	2
Sell		BCLY	3,319	04/2009	0	(5)	(5)
Buy		BOA	3,049	04/2009	2	0	2
Buy		CITI	2,500	04/2009	1	0	1
Buy		DUB	2,520	04/2009	1	0	1
Sell		DUB	2,849	04/2009	0	(4)	(4)
Buy		HSBC	4,001	04/2009	2	0	2
Sell		JPM	10,587	04/2009	0	(14)	(14)
Buy	JPY	BCLY	2,373	01/2009	1	0	1
Buy		BNP	1,907	01/2009	1	0	1
Buy		CITI	2,303	01/2009	1	0	1
Sell		CSFB	4,633	01/2009	0	(3)	(3)
Buy		UBS	4,662	01/2009	3	0	3
Buy	KWD	HSBC	9	04/2009	0	(2)	(2)
Sell		HSBC	9	04/2009	0	(1)	(1)
Buy	MYR	BCLY	200	02/2009	1	0	1
Sell		BCLY	464	02/2009	0	(5)	(5)
Sell		CITI	317	02/2009	0	(4)	(4)
Buy		DUB	260	02/2009	1	0	1
Sell		DUB	198	02/2009	0	(3)	(3)
Sell		HSBC	89	02/2009	0	(1)	(1)
Buy		JPM	902	02/2009	2	(14)	(12)
Sell		JPM	294	02/2009	0	(3)	(3)
Buy		BCLY	140	04/2009	0	0	0
Buy		BOA	105	04/2009	0	0	0
Buy		CITI	211	04/2009	1	0	1
Sell		CITI	670	04/2009	0	(9)	(9)
Buy		HSBC	214	04/2009	2	0	2
Buy	PHP	BCLY	1,800	02/2009	0	(2)	(2)
Sell		CITI	18,629	02/2009	0	(33)	(33)
Buy		DUB	7,753	02/2009	2	(1)	1
Buy		HSBC	2,190	02/2009	0	(3)	(3)
Buy		JPM	3,386	02/2009	0	(3)	(3)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,100	02/2009	0	(3)	(3)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		CITI	7,249	05/2009	2	0	2
Sell		CITI	9,189	05/2009	0	(20)	(20)
Buy		JPM	1,940	05/2009	1	0	1
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	RUB	JPM	8,555	05/2009	0	(106)	(106)
Sell		UBS	8,555	05/2009	103	0	103
Buy	SAR	HSBC	58	04/2009	0	0	0
Sell		HSBC	58	04/2009	0	0	0
Buy		JPM	58	04/2009	0	0	0
Sell		JPM	58	04/2009	0	0	0
Sell	SGD	BCLY	149	01/2009	0	(2)	(2)
Buy		DUB	235	01/2009	3	0	3
Sell		HSBC	87	01/2009	0	(4)	(4)
Sell		BCLY	276	04/2009	0	(9)	(9)
Buy		CITI	394	04/2009	3	0	3
Sell		CITI	182	04/2009	0	(6)	(6)
Buy		DUB	280	04/2009	4	0	4
Buy		HSBC	146	04/2009	1	0	1
Sell		HSBC	421	04/2009	0	(15)	(15)
Sell		JPM	181	04/2009	0	(6)	(6)
Buy		RBS	136	04/2009	2	0	2
Buy		UBS	103	04/2009	2	0	2
Buy		HSBC	116	07/2009	0	0	0
Sell		HSBC	116	07/2009	0	(4)	(4)

					$266	$(891)	$(625)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$1,500	$169,385	$0	$170,885
Short Sales, at value	0	(1,272)	0	(1,272)
Other Financial Instruments++	6,817	(8,747)	52	(1,878)

Total	$8,317	$159,366	$52	$167,735

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$571	$(53)	$0	$0	$(261)	$(257)	$0
Other Financial Instruments++	(22)	0	0	0	85	(11)	52

Total	$549	$(53)	$0	$0	$(176)	$(268)	$52

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.4%
Allied Waste North America, Inc.
2.362% due 01/15/2012	$2,464	$2,447
2.470% due 03/28/2014	239	237
2.570% due 03/28/2014	813	807
2.830% due 03/28/2014	1,754	1,742
Community Health Systems, Inc.
3.404% due 07/25/2014	325	254
4.000% due 07/25/2014	650	509
4.439% due 07/25/2014	2,325	1,822
4.446% due 07/25/2014	14,455	11,325
5.368% due 07/25/2014	975	764
5.972% due 07/25/2014	1,299	1,018
CSC Holdings, Inc.
2.945% due 03/30/2013	14,923	12,803
4.569% due 03/30/2013	38	33
Daimler Finance North America LLC
6.000% due 08/03/2012	523,227	275,068
First Data Corp.
3.211% due 09/24/2014	993	643
Ford Motor Co.
5.000% due 12/16/2013	21,561	8,786
Freescale Semiconductor, Inc.
3.931% due 12/01/2013	2,955	1,730
Fresenius Medical Care Capital Trust
2.841% due 03/22/2013	46	40
2.842% due 03/22/2013	316	275
2.952% due 03/22/2013	166	145
6.125% due 03/22/2013	26	23
General Motors Corp.
5.795% due 11/29/2013	34,378	15,801
Georgia-Pacific Corp.
2.082% due 12/20/2012	1,857	1,526
2.760% due 12/20/2012	2,457	2,019
3.689% due 12/20/2012	23,555	19,354
HCA, Inc.
3.709% due 11/18/2013	13	10
5.262% due 11/18/2012	12,943	10,985
Health Management Associates, Inc.
5.512% due 02/28/2014	4,703	2,919
Idearc, Inc.
2.940% due 11/17/2013	15,000	5,057
Las Vegas Sands Corp.
5.520% due 05/23/2014	48,980	22,640
Metro-Goldwyn-Mayer, Inc.
4.709% due 04/08/2012	1,940	829
7.012% due 04/08/2012	29,166	12,468
Mylan Laboratories, Inc.
3.750% due 10/02/2014	1,322	1,135
6.625% due 10/02/2014	17	15
6.750% due 10/02/2014	1,006	863
7.062% due 10/02/2014	3,946	3,387
NRG Energy, Inc.
1.359% due 02/01/2013	8,919	7,780
2.959% due 02/01/2013	6,932	6,047
RH Donnelley Corp.
6.750% due 06/30/2011	3,228	1,883
7.170% due 06/30/2011	233	136
7.520% due 06/30/2011	339	198
Sensata Technologies BV
5.258% due 04/27/2013	4,924	2,536
Texas Competitive Electric Holdings Co. LLC
3.961% due 10/10/2014	123	86
5.368% due 10/10/2014	17,571	12,263
5.888% due 10/10/2014	862	602
7.262% due 10/10/2014	30	21
7.640% due 10/10/2014	1,539	1,074
Yell Group PLC
4.431% due 02/10/2013	33,000	19,305

Total Bank Loan Obligations (Cost $824,429)		471,410

CORPORATE BONDS & NOTES 29.2%
Banking & Finance 22.4%
ABX Financing Co.
5.750% due 10/15/2016	12,300	10,802
Ace INA Holdings, Inc.
5.700% due 02/15/2017	50	45
5.875% due 06/15/2014	3,400	3,169
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	199
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	6,596
Alliance & Leicester PLC
4.578% due 01/19/2011	23,000	21,699
Allstate Corp.
6.125% due 12/15/2032	150	130
6.125% due 05/15/2037	2,800	1,629
Allstate Life Global Funding II
2.822% due 05/21/2010	16,200	14,480
Allstate Life Global Funding Trusts
1.538% due 03/23/2009	50,000	49,587
5.375% due 04/30/2013	166,100	163,664
American Express Bank FSB
1.459% due 06/12/2009	26,600	25,901
1.739% due 06/12/2017	10,000	5,533
5.500% due 04/16/2013	246,500	233,713
6.000% due 09/13/2017	309,400	290,242
American Express Centurion Bank
0.534% due 03/23/2010	300	277
0.568% due 09/22/2009	10,400	9,917
0.944% due 04/17/2009	89,100	87,367
1.121% due 12/17/2009	5,000	4,705
1.275% due 07/13/2010	4,400	3,991
1.459% due 06/12/2009	23,000	22,323
5.200% due 11/26/2010	1,676	1,628
6.000% due 09/13/2017	309,600	290,429
American Express Co.
5.250% due 09/12/2011	600	591
5.500% due 09/12/2016	150	138
6.150% due 08/28/2017	53,500	51,662
7.000% due 03/19/2018	204,600	207,228
8.150% due 03/19/2038	50	58
American Express Credit Corp.
0.591% due 02/24/2012	3,000	2,518
1.200% due 06/16/2011	14,100	12,112
1.871% due 05/27/2010	95,000	87,789
1.936% due 04/06/2009	20,300	19,848
1.961% due 03/02/2009	2,480	2,445
2.049% due 10/04/2010	20,000	17,901
2.081% due 12/02/2010	4,670	4,129
5.875% due 05/02/2013	153,900	147,878
American Express Travel Related Services Co., Inc.
2.100% due 06/01/2011	50,000	41,578
5.250% due 11/21/2011	6,310	6,017
American General Finance Corp.
2.429% due 08/17/2011	21,640	8,311
3.875% due 10/01/2009	187	133
4.000% due 03/15/2011	5,000	2,426
5.375% due 10/01/2012	200	83
5.400% due 12/01/2015	100	37
5.850% due 06/01/2013	5,742	2,183
6.900% due 12/15/2017	216,800	93,942
American Honda Finance Corp.
2.246% due 03/09/2009	62,280	62,213
2.275% due 06/20/2011	25,000	24,374
2.295% due 05/12/2009	94,600	94,242
American International Group, Inc.
1.090% due 06/16/2009	24,000	21,870
3.548% due 01/29/2010	217,600	195,840
4.250% due 05/15/2013	22,500	16,598
4.612% due 10/18/2011	51,100	36,763
4.700% due 10/01/2010	10,257	9,065
4.950% due 03/20/2012	37,095	29,078
5.050% due 10/01/2015	55,500	37,265
5.375% due 10/18/2011	53,425	43,974
5.450% due 05/18/2017	94,350	62,448
5.600% due 10/18/2016	12,323	8,281
5.850% due 01/16/2018	249,755	167,670
6.250% due 05/01/2036	100,000	56,286
8.175% due 05/15/2058	486,920	189,653
8.250% due 08/15/2018	319,737	234,367
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	131
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,009
ANZ National International Ltd.
2.428% due 08/07/2009	45,000	44,992
6.200% due 07/19/2013	223,000	215,975
Asian Development Bank
5.820% due 06/16/2028	1,100	1,514
ASIF I
3.685% due 07/26/2010	30,000	24,385
Associates Corp. of North America
7.000% due 02/10/2009	32,500	32,450
7.950% due 02/15/2010	25,500	25,502
8.550% due 07/15/2009	250	250
AXA Financial, Inc.
7.750% due 08/01/2010	100	100
Banco Santander Chile
2.536% due 12/09/2009	56,282	55,701
Bank of America Corp.
1.586% due 03/24/2009	47,300	47,163
1.586% due 09/25/2009	102,700	100,892
2.047% due 09/18/2009	100	99
2.299% due 02/17/2009	11,000	10,999
2.479% due 08/15/2016	82,800	61,136
2.485% due 02/11/2009	20,000	20,000
2.826% due 11/06/2009	117,800	115,503
3.375% due 02/17/2009	150	150
4.750% due 08/15/2013	500	466
5.079% due 10/14/2016	40,000	28,657
5.125% due 11/15/2014	125	121
5.200% due 03/15/2018	100	85
5.250% due 12/01/2015	275	246
5.625% due 10/14/2016	185	182
5.650% due 05/01/2018	23,500	23,682
5.750% due 12/01/2017	62,770	62,780
6.000% due 09/01/2017	199,020	202,468
7.250% due 10/15/2025	200	194
7.400% due 01/15/2011	10,000	10,243
7.800% due 02/15/2010	500	512
Bank of America N.A.
2.099% due 06/12/2009	165,460	164,937
2.181% due 02/27/2009	229,600	229,814
2.276% due 06/15/2016	100,760	67,783
2.835% due 05/12/2010	89,600	87,767
6.000% due 10/15/2036	70,100	74,689
6.100% due 06/15/2017	4,200	4,148
Bank of New York Mellon Corp.
6.375% due 04/01/2012	200	208
Bank of Scotland PLC
2.036% due 09/14/2009	2,000	1,957
4.590% due 07/17/2009	102,500	102,211
5.250% due 02/21/2017	100	97
Bank One Corp.
4.900% due 04/30/2015	20,000	18,623
7.750% due 07/15/2025	200	204
Banque Paribas
6.875% due 03/01/2009	100	99
Barclays Bank PLC
5.450% due 09/12/2012	168,600	170,884
6.050% due 12/04/2017	188,880	166,905
7.434% due 09/29/2049	81,600	41,308
7.700% due 04/29/2049	494,200	327,498
BB&T Corp.
4.750% due 10/01/2012	145	138
BBVA U.S. Senior SAU
4.620% due 04/17/2009	200,000	198,993
Bear Stearns Cos. LLC
1.558% due 03/30/2009	241,450	239,908
2.046% due 01/07/2009	10,000	10,000
2.243% due 02/23/2010	235,325	228,591
2.262% due 08/21/2009	27,475	27,023
2.356% due 05/18/2010	31,400	30,369
2.359% due 08/15/2011	58,015	52,203
2.371% due 11/28/2011	31,250	29,174
2.456% due 09/09/2009	24,005	23,621
2.562% due 11/21/2016	13,706	11,704
3.382% due 02/01/2012	30,000	26,579
3.650% due 01/31/2011	175,500	161,201
3.765% due 01/30/2009	216,575	216,591
4.199% due 10/22/2010	10,000	9,591
4.500% due 10/28/2010	8,215	8,149
4.550% due 06/23/2010	9,175	9,165
4.902% due 07/19/2010	35,341	34,217
5.300% due 10/30/2015	19,000	18,306
5.350% due 02/01/2012	150	147
5.500% due 08/15/2011	10,325	10,212
5.550% due 01/22/2017	1,255	1,197
6.400% due 10/02/2017	45,010	46,852
6.950% due 08/10/2012	556,055	577,960
7.250% due 02/01/2018	111,375	122,256
7.625% due 12/07/2009	80	82
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,312
Block Financial LLC
7.875% due 01/15/2013	32,100	30,386
BNP Paribas
5.186% due 06/29/2049	1,300	738
Boeing Capital Corp.
6.100% due 03/01/2011	300	304
7.375% due 09/27/2010	135	141
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	6,910
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	18,829
Caelus Re Ltd.
8.452% due 06/07/2011	25,000	23,890
Calabash Re Ltd.
12.896% due 01/08/2010	2,650	2,613
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	10,400	10,334
Capital One Financial Corp.
5.700% due 09/15/2011	7,000	6,532
6.150% due 09/01/2016	8,462	5,963
6.250% due 11/15/2013	193	166
6.750% due 09/15/2017	260,000	252,236
Caterpillar Financial Services Corp.
2.216% due 06/24/2011	4,500	4,026
2.259% due 03/10/2009	28,560	28,456
2.296% due 05/18/2009	101,000	100,114
5.450% due 04/15/2018	20	19
Charter One Bank N.A.
3.585% due 04/24/2009	100,000	98,566
6.375% due 05/15/2012	6,350	6,260
Chubb Corp.
6.500% due 05/15/2038	10,000	9,577
CIT Group Funding Co. of Canada
4.650% due 07/01/2010	20,000	17,563
CIT Group, Inc.
2.219% due 03/12/2010	41,934	38,898
2.269% due 08/17/2009	24,258	23,319
2.302% due 06/08/2009	82,375	80,420
2.425% due 02/13/2012	6,340	4,980
3.375% due 04/01/2009	15,000	14,542
3.482% due 11/03/2010	2,000	1,520
3.615% due 01/30/2009	232,875	232,557
3.765% due 04/27/2011	10,800	9,236
3.796% due 07/28/2011	70,000	57,521
4.250% due 02/01/2010	47,000	43,099
4.750% due 12/15/2010	12,900	11,360
5.000% due 02/01/2015	150	106
5.200% due 11/03/2010	10,000	8,670
5.600% due 04/27/2011	32,000	27,031
5.800% due 07/28/2011	11,000	9,223
6.000% due 02/15/2013	500	290
6.875% due 11/01/2009	11,000	10,563
7.625% due 11/30/2012	5,025	4,245
7.750% due 04/02/2012	4,000	3,193
Citicorp
7.250% due 10/15/2011	1,700	1,672
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	9,285
Citigroup Capital XXI
8.300% due 12/21/2057	278,730	215,452
Citigroup Funding, Inc.
0.474% due 04/23/2009	15,900	15,717
1.466% due 06/26/2009	11,500	11,264
3.556% due 05/07/2010	155,600	147,577
4.309% due 10/22/2009	5,200	5,040
Citigroup Global Markets Holdings, Inc.
1.971% due 03/17/2009	2,400	2,388
3.244% due 01/12/2009	15,200	15,193
3.312% due 08/03/2009	39,980	39,288
Citigroup, Inc.
1.496% due 12/28/2009	169,130	159,579
2.046% due 03/16/2012	17,100	14,488
2.318% due 03/07/2014	21,000	16,097
2.325% due 08/13/2010	1,300	1,199
2.326% due 06/09/2009	102,559	100,137
2.326% due 05/18/2011	100,000	88,842
2.386% due 05/18/2010	221,140	204,336
3.505% due 01/30/2009	135,000	135,045
4.125% due 02/22/2010	335	330
4.250% due 07/29/2009	300	296
5.000% due 09/15/2014	340	299
5.100% due 09/29/2011	23,000	22,218
5.125% due 02/14/2011	57,939	56,576
5.250% due 02/27/2012	10,000	9,697
5.300% due 10/17/2012	201,360	194,219
5.500% due 08/27/2012	176,685	171,650
5.500% due 04/11/2013	665,300	648,397
5.850% due 07/02/2013	24,500	23,667
5.875% due 02/22/2033	75	66
6.000% due 08/15/2017	66,600	66,405
6.125% due 11/21/2017	158,800	160,746
6.125% due 05/15/2018	107,070	108,452
6.125% due 08/25/2036	10,100	9,076
6.500% due 08/19/2013	142,800	144,240
7.250% due 10/01/2010	57,934	57,518
CNA Financial Corp.
5.850% due 12/15/2014	38,500	28,165
6.000% due 08/15/2011	28,500	23,586
6.500% due 08/15/2016	6,250	4,432
Commonwealth Bank of Australia
1.916% due 06/08/2009	99,400	98,909
Compass Bancshares, Inc.
4.920% due 10/09/2009	35,000	35,028
Countrywide Financial Corp.
1.686% due 03/24/2009	37,670	37,366
2.946% due 05/07/2012	28,000	24,288
4.348% due 01/05/2009	45,900	45,900
4.500% due 06/15/2010	11,500	11,303
5.800% due 06/07/2012	64,435	62,850
6.250% due 05/15/2016	25,000	23,772
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	99,091	94,383
4.125% due 09/15/2009	31,896	31,528
5.625% due 07/15/2009	76,550	76,223
6.250% due 04/15/2009	51,073	51,087
Credit Agricole S.A.
2.181% due 05/28/2009	2,700	2,693
2.231% due 05/28/2010	2,000	1,977
6.637% due 05/29/2049	25,147	11,276
Credit Suisse New York
5.000% due 05/15/2013	202,100	194,694
Credit Suisse USA, Inc.
2.349% due 08/15/2010	41,790	38,789
2.349% due 08/16/2011	11,595	10,439
5.125% due 08/15/2015	55	50
5.375% due 03/02/2016	250	231
5.500% due 08/16/2011	400	398
5.500% due 08/15/2013	100	98
6.125% due 11/15/2011	9,300	9,399
7.125% due 07/15/2032	40	43
DBS Bank Ltd.
2.369% due 05/16/2017	22,000	17,223
5.000% due 11/15/2019	8,000	6,284
Deutsche Bank AG
4.875% due 05/20/2013	252,300	247,946
6.000% due 09/01/2017	361,100	383,795
DnB NOR Bank ASA
4.889% due 10/13/2009	1,900	1,900
East Lane Re Ltd.
9.192% due 05/06/2011	33,600	32,663
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	6,313
Export-Import Bank of China
4.875% due 07/21/2015	28,200	28,400
Fifth Third Bancorp
1.945% due 12/20/2016	29,030	17,082
6.250% due 05/01/2013	100,000	92,836
First Union Capital I
7.935% due 01/15/2027	4,405	3,664
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	271
Ford Credit de Mexico S.A. de C.V.
3.225% due 03/20/2009	187,000	178,585
Ford Motor Credit Co. LLC
5.700% due 01/15/2010	28,600	24,311
5.800% due 01/12/2009	31,044	30,956
6.322% due 01/15/2010	20,300	16,265
7.250% due 10/25/2011	3,900	2,851
7.375% due 02/01/2011	5,100	3,880
7.569% due 01/13/2012	600	391
7.800% due 06/01/2012	1,500	1,053
7.875% due 06/15/2010	102,728	82,226
8.625% due 11/01/2010	23,300	17,645
Foundation Re II Ltd.
8.899% due 11/26/2010	40,850	39,559
GATX Financial Corp.
5.500% due 02/15/2012	7,080	6,309
6.273% due 06/15/2011	10,355	9,635
General Electric Capital Corp.
1.495% due 10/06/2010	1,500	1,393
1.625% due 10/06/2015	13,000	9,418
1.655% due 06/20/2014	38,000	29,911
1.665% due 12/20/2013	5,000	4,705
2.116% due 12/15/2009	205,090	197,805
2.129% due 03/12/2010	3,100	2,943
2.219% due 08/15/2011	6,200	5,440
2.448% due 05/10/2010	15,400	14,511
3.239% due 05/05/2026	29,950	15,832
3.250% due 06/15/2009	10,000	9,976
3.342% due 02/02/2009	17,768	17,764
3.565% due 04/30/2009	10,479	10,432
3.565% due 10/26/2009	875	852
3.606% due 04/28/2011	39,970	35,630
3.642% due 02/01/2011	5,300	4,817
4.000% due 05/15/2010	100	98
4.125% due 09/01/2009	140	140
4.248% due 01/05/2009	22,850	22,850
4.250% due 06/15/2012	1,596	1,536
4.489% due 01/08/2016	82,800	61,071
4.572% due 01/20/2010	189,400	181,022
5.625% due 09/15/2017	65	65
5.625% due 05/01/2018	35	35
5.875% due 01/14/2038	532,185	522,723
6.000% due 06/15/2012	1,005	1,032
6.125% due 02/22/2011	1,100	1,139
6.375% due 11/15/2067	251,300	158,192
6.750% due 03/15/2032	250	267
8.125% due 05/15/2012	250	266
8.310% due 04/13/2009	42,100	42,409
Genworth Financial, Inc.
6.500% due 06/15/2034	160	49
6.515% due 05/22/2018	15,000	5,207
Genworth Global Funding Trusts
2.056% due 02/10/2009	50,000	48,176
2.156% due 12/15/2010	6,160	4,018
2.289% due 05/15/2012	12,000	7,422
4.942% due 04/15/2014	500	230
Glitnir Banki HF
4.762% due 04/20/2010 (a)	1,800	94
GMAC LLC
3.399% due 05/15/2009	123,000	117,619
6.000% due 04/01/2011	15,000	11,728
6.000% due 12/15/2011	100	79
6.500% due 12/15/2018	200	77
6.700% due 06/15/2018	100	39
6.850% due 04/15/2016	200	84
6.875% due 09/15/2011	3,900	3,159
7.000% due 02/15/2018	100	40
7.200% due 10/15/2017	125	51
7.250% due 09/15/2017	200	80
7.375% due 04/15/2018	100	41
Golden West Financial Corp.
4.750% due 10/01/2012	100	93
Goldman Sachs Group, Inc.
0.564% due 06/23/2009	42,100	41,019
1.518% due 03/30/2009	4,700	4,636
1.566% due 06/28/2010	64,000	59,575
1.578% due 12/23/2009	51,500	49,056
1.588% due 06/23/2009	100,400	97,891
1.766% due 06/28/2010	28,120	25,748
1.975% due 03/22/2016	10,000	7,517
2.229% due 11/16/2009	58,230	55,787
2.417% due 03/02/2010	68,584	64,951
2.886% due 02/06/2012	29,020	24,589
3.088% due 02/09/2009	10,000	9,958
3.875% due 01/15/2009	770	770
4.164% due 07/23/2009	15,570	15,164
4.750% due 07/15/2013	500	450
5.000% due 01/15/2011	11,500	11,144
5.250% due 10/15/2013	665	612
5.300% due 02/14/2012	10,650	10,059
5.350% due 01/15/2016	14,555	13,311
5.500% due 11/15/2014	2,300	2,087
5.625% due 01/15/2017	150	129
5.700% due 09/01/2012	2,325	2,219
5.950% due 01/18/2018	295,300	280,474
6.125% due 02/15/2033	20,000	18,288
6.150% due 04/01/2018 (l)	325,950	313,767
6.250% due 09/01/2017	417,600	405,585
6.600% due 01/15/2012	1,550	1,530
6.750% due 10/01/2037	307,325	250,200
6.875% due 01/15/2011	100	101
7.350% due 10/01/2009	150	152
Hartford Life Global Funding Trusts
2.176% due 06/16/2014	400	273
2.199% due 11/15/2009	10,700	9,980
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	3,702
HBOS PLC
2.981% due 02/06/2014	100	94
5.920% due 09/29/2049	37,900	14,365
6.657% due 05/29/2049	200	78
6.750% due 05/21/2018	250,600	220,919
HCP, Inc.
5.950% due 09/15/2011	12,350	10,241
6.300% due 09/15/2016	13,000	6,406
6.700% due 01/30/2018	20,000	9,603
Health Care REIT, Inc.
5.875% due 05/15/2015	5,000	3,456
Heller Financial, Inc.
7.375% due 11/01/2009	300	306
HSBC Bank USA N.A.
2.126% due 12/14/2009	9,700	9,369
4.625% due 04/01/2014	75	70
5.875% due 11/01/2034	3,000	2,930
HSBC Capital Funding LP
4.610% due 12/29/2049	400	218
9.547% due 12/29/2049	43,400	34,396
10.176% due 12/29/2049	66,160	54,188
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	963
HSBC Finance Corp.
1.668% due 06/19/2009	158,650	154,464
2.179% due 03/12/2010	2,600	2,371
2.429% due 11/16/2009	83,479	79,367
2.598% due 08/09/2011	8,000	6,591
2.632% due 06/01/2016	20,000	12,120
2.638% due 05/10/2010	36,955	33,412
4.479% due 10/21/2009	73,000	68,506
4.750% due 05/15/2009	4,000	3,999
5.002% due 01/15/2014	16,900	11,651
6.375% due 10/15/2011	355	349
7.000% due 05/15/2012	315	316
HSBC Holdings PLC
6.500% due 05/02/2036	191,900	195,464
6.500% due 09/15/2037	109,800	111,876
7.500% due 07/15/2009	33,000	33,134
IBM International Group Capital LLC
3.848% due 07/29/2009	88,000	87,930
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,012
Inter-American Development Bank
7.375% due 01/15/2010	350	370
International Lease Finance Corp.
2.373% due 05/24/2010	80,685	64,334
4.150% due 01/20/2015	92,000	78,631
4.212% due 07/01/2011	50,000	32,154
4.750% due 07/01/2009	900	838
4.750% due 01/13/2012	10,677	7,471
4.842% due 04/20/2009	7,900	7,592
4.875% due 09/01/2010	25,160	19,730
5.000% due 04/15/2010	2,000	1,624
5.000% due 09/15/2012	5,000	3,448
5.125% due 11/01/2010	10,000	7,834
5.152% due 01/15/2010	34,630	26,132
5.169% due 07/13/2012	5,700	3,583
5.250% due 01/10/2013	15,000	10,187
5.300% due 05/01/2012	15,000	10,543
5.350% due 03/01/2012	20,000	13,880
5.400% due 02/15/2012	20,000	13,974
5.450% due 03/24/2011	7,000	5,142
5.625% due 09/15/2010	39,400	30,982
5.625% due 09/20/2013	100	67
5.750% due 06/15/2011	14,457	10,549
6.625% due 11/15/2013	15,000	10,116
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	3,152
5.950% due 10/15/2013	10,000	3,152
Jackson National Life Funding LLC
2.981% due 08/06/2011	500	477
John Deere Capital Corp.
2.242% due 09/01/2009	25,000	24,361
4.950% due 12/17/2012	15	15
5.650% due 07/25/2011	9,000	8,998
7.000% due 03/15/2012	175	182
John Hancock Global Funding II
3.675% due 04/27/2009	5,000	5,011
JPMorgan Chase & Co.
0.521% due 06/26/2009	40	40
1.546% due 06/25/2010	1,300	1,254
1.591% due 06/25/2012	28,300	25,551
2.259% due 05/16/2011	11,600	10,863
2.366% due 03/09/2009	10,000	9,981
3.342% due 11/01/2012	3,500	3,042
4.242% due 10/02/2009	52,700	51,665
4.500% due 01/15/2012	4,000	3,875
4.720% due 01/17/2011	16,100	15,072
4.750% due 03/01/2015	300	282
4.875% due 03/15/2014	645	619
5.125% due 09/15/2014	50	49
5.250% due 05/01/2015	700	661
5.750% due 01/02/2013	23,135	23,492
6.000% due 01/15/2018	161,620	170,892
6.125% due 06/27/2017	15	15
6.400% due 05/15/2038	36,000	42,740
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012	600	508
JPMorgan Chase Bank N.A.
2.326% due 06/13/2016	30,565	23,011
6.000% due 10/01/2017	318,800	322,109
JPMorgan Chase Capital XV
5.875% due 03/15/2035	12,075	9,372
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,800	32,044
JPMorgan Chase Capital XXI
4.142% due 02/02/2037	24,000	11,357
KeyBank N.A.
4.467% due 06/02/2010	283,200	273,247
7.413% due 10/15/2027	91,450	78,595
KeyCorp
0.571% due 05/26/2009	55,800	55,070
6.500% due 05/14/2013	100,000	92,274
Landsbanki Islands HF
2.858% due 08/25/2009 (a)	1,500	34
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	192
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	166,080	15,778
2.889% due 01/23/2009 (a)	108,600	10,317
2.907% due 11/16/2009 (a)	25,870	2,458
2.911% due 08/21/2009 (a)	89,000	8,455
2.951% due 05/25/2010 (a)	108,850	10,341
3.011% due 12/23/2010 (a)	100	9
3.950% due 11/10/2009 (a)	100	10
4.000% due 04/16/2019 (a)	90	9
5.625% due 01/24/2013 (a)	152,570	15,257
5.750% due 01/03/2017 (a)	200	0
6.200% due 09/26/2014 (a)	49,670	4,967
6.625% due 01/18/2012 (a)	350	35
6.750% due 12/28/2017 (a)	20,000	2
6.875% due 05/02/2018 (a)	122,732	12,273
7.500% due 05/11/2038 (a)	85,000	8
7.875% due 11/01/2009 (a)	65	6
Liberty Mutual Group, Inc.
5.750% due 03/15/2014	7,600	4,918
Lincoln National Corp.
2.179% due 03/12/2010	31,900	28,025
Longpoint Re Ltd.
7.246% due 05/08/2010	87,500	85,461
M&I Marshall & Ilsley Bank
3.950% due 08/14/2009	2,190	2,053
5.250% due 09/04/2012	125	112
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	21,000	18,652
5.750% due 09/15/2015	50,000	44,596
Marshall & Ilsley Corp.
4.375% due 08/01/2009	12,800	12,572
5.350% due 04/01/2011	7,745	7,012
MBNA Capital B
3.992% due 02/01/2027	7,000	4,191
MBNA Corp.
6.125% due 03/01/2013	20,100	19,422
Mellon Bank N.A.
4.750% due 12/15/2014	50	48
Mellon Funding Corp.
5.000% due 12/01/2014	100	91
Mercantile Bankshares Corp.
4.625% due 04/15/2013	3,390	3,095
Merrill Lynch & Co., Inc.
0.561% due 06/26/2009	45,020	43,910
0.584% due 03/23/2010	6,410	6,034
1.285% due 08/14/2009	45,000	43,611
1.598% due 03/23/2010	21,500	20,236
2.222% due 08/14/2009	30,575	29,643
2.290% due 12/04/2009	18,175	17,445
2.349% due 02/15/2011	17,600	15,433
2.431% due 06/05/2012	65,360	55,728
2.438% due 05/08/2009	113,468	111,495
2.446% due 09/09/2009	10,700	10,358
2.956% due 02/06/2009	84,400	84,087
3.079% due 02/05/2010	42,874	40,693
3.555% due 01/30/2009	58,400	58,326
3.735% due 07/25/2011	11,100	9,836
4.018% due 05/20/2009	33,793	33,368
4.250% due 02/08/2010	2,000	1,955
4.485% due 05/12/2010	141,265	136,169
5.000% due 01/15/2015	200	193
5.212% due 01/15/2015	30,900	23,083
6.050% due 08/15/2012	449,300	443,624
6.220% due 09/15/2026	115	106
6.400% due 08/28/2017	171,100	171,701
6.750% due 06/01/2028	115	106
6.875% due 04/25/2018	532,900	558,386
MetLife, Inc.
5.375% due 12/15/2012	200	189
6.400% due 12/15/2036	70,000	42,097
Metropolitan Life Global Funding I
2.246% due 03/15/2012	400	316
5.125% due 11/09/2011	4,325	4,144
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	191
Monumental Global Funding II
1.575% due 09/22/2009	1,800	1,792
Monumental Global Funding Ltd.
2.376% due 06/15/2011	60,000	53,530
5.500% due 04/22/2013	51,900	49,009
Morgan Stanley
1.986% due 05/07/2010	41,745	39,035
2.498% due 02/09/2009	141,785	141,082
2.556% due 05/07/2009	2,900	2,853
2.606% due 05/07/2010	48,300	45,221
4.232% due 05/14/2010	353,600	329,259
4.250% due 05/15/2010	2,500	2,452
4.299% due 01/22/2009	305,400	307,207
4.570% due 01/09/2012	54,000	42,637
4.620% due 01/09/2014	26,580	18,427
4.750% due 04/01/2014	6,159	4,698
4.752% due 01/18/2011	87,000	74,114
4.842% due 01/15/2010	74,590	68,550
4.952% due 10/18/2016	115,000	79,264
5.032% due 01/15/2010	21,400	19,942
5.050% due 01/21/2011	16,000	15,375
5.232% due 10/15/2015	30,420	20,868
5.375% due 10/15/2015	500	431
5.550% due 04/27/2017	2,900	2,399
5.625% due 01/09/2012	1,000	949
5.750% due 08/31/2012	370,000	345,270
5.750% due 10/18/2016	1,000	842
5.950% due 12/28/2017	200	166
6.000% due 04/28/2015	95,800	82,754
6.250% due 08/28/2017	33,400	28,498
6.250% due 08/09/2026	225	183
6.600% due 04/01/2012	1,490	1,442
6.625% due 04/01/2018	6,500	5,712
6.750% due 04/15/2011	200	197
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	22,884
Mystic Re Ltd.
12.202% due 06/07/2011	12,200	11,872
National Australia Bank Ltd.
1.696% due 06/29/2016	10,000	8,078
1.768% due 06/19/2017	75,000	58,658
1.798% due 06/23/2014	25,250	21,869
2.204% due 09/11/2009	300	300
2.838% due 02/08/2010	16,500	16,516
5.350% due 06/12/2013	185,500	178,960
National City Bank
0.230% due 08/10/2009	15,000	14,556
2.346% due 12/15/2016	8,090	4,840
4.625% due 05/01/2013	5,200	4,267
6.200% due 12/15/2011	19,625	18,435
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	144
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	11,807
Nationwide Life Global Funding I
2.439% due 05/19/2010	20,500	20,034
New York Life Global Funding
4.650% due 05/09/2013	1,100	1,064
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	21,650
ORIX Corp.
5.480% due 11/22/2011	20,000	15,044
Osiris Capital PLC
7.602% due 01/15/2010	12,600	12,219
Pearson Dollar Finance PLC
5.700% due 06/01/2014	5,000	4,408
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	25,000	22,855
6.250% due 05/06/2018	11,000	9,284
Petroleum Export Ltd.
5.265% due 06/15/2011	20,073	18,643
Philip Morris Capital Corp.
7.500% due 07/16/2009	16,872	17,037
PMI Group, Inc.
6.000% due 09/15/2016	24,200	14,409
PNC Bank N.A.
3.259% due 08/05/2009	85,000	84,932
PNC Funding Corp.
1.459% due 06/12/2009	5,000	4,827
3.560% due 01/31/2012	4,000	3,253
5.125% due 12/14/2010	150	151
Popular North America, Inc.
4.608% due 04/06/2009	25,000	24,619
Premium Asset Trust
4.539% due 10/08/2009	44,950	36,588
Pricoa Global Funding I
2.280% due 03/03/2009	9,380	9,240
3.010% due 06/04/2010	2,800	2,472
5.300% due 09/27/2013	21,000	18,484
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	93
5.300% due 04/24/2013	148,700	139,422
5.550% due 04/27/2015	237,300	228,107
Progressive Corp.
6.700% due 06/15/2037	200	98
Prudential Financial, Inc.
6.000% due 12/01/2017	40,000	32,140
6.100% due 06/15/2017	100	82
6.625% due 12/01/2037	5,400	3,691
6.890% due 06/10/2013	20,000	14,113
Rabobank Capital Funding II
5.260% due 12/29/2049	11,120	5,888
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,120	1,164
Rabobank Nederland NV
2.639% due 05/19/2010	6,100	6,079
4.208% due 04/06/2009	7,650	7,646
4.772% due 01/15/2009	60,700	60,751
RBS Capital Trust I
4.709% due 12/29/2049	500	195
Regions Bank
3.250% due 12/09/2011	7,300	7,600
7.500% due 05/15/2018	200,000	172,160
Regions Financial Corp.
6.375% due 05/15/2012	125	110
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,388
Residential Reinsurance 2007 Ltd.
8.202% due 06/07/2010	12,500	11,999
8.952% due 06/06/2011	16,000	15,485
9.452% due 06/07/2010	12,500	12,244
9.952% due 06/07/2010	12,500	12,162
12.452% due 06/07/2010	1,500	1,467
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	21,540
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	132
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	172
6.375% due 02/01/2011	9,110	9,171
6.990% due 10/29/2049	91,500	42,834
7.640% due 03/31/2049	83,100	33,134
7.648% due 08/29/2049	10,195	4,937
9.118% due 03/31/2049	89,000	76,003
Santander Issuances S.A Unipersonal
5.911% due 06/20/2016	7,900	7,203
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	205,300	130,768
Santander U.S. Debt S.A. Unipersonal
2.261% due 11/20/2009	160,000	158,046
2.766% due 02/06/2009	107,800	107,767
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,133
5.100% due 06/15/2015	200	123
5.250% due 12/01/2016	20,000	12,798
5.600% due 09/01/2011	5,000	4,182
5.875% due 03/01/2017	8,000	5,350
6.100% due 05/01/2016	10,000	6,399
6.125% due 05/30/2018	2,000	1,354
SLM Corp.
2.096% due 09/15/2009	20,000	19,241
2.196% due 03/15/2011	66,220	51,183
3.675% due 07/27/2009	189,390	178,543
3.695% due 07/26/2010	18,855	16,098
3.735% due 01/26/2009	115,250	115,235
3.765% due 10/25/2011	108,400	83,129
3.835% due 01/27/2014	1,390	939
4.000% due 01/15/2009	10,500	10,452
4.000% due 01/15/2010	6,500	5,885
5.125% due 08/27/2012	3,150	2,359
5.140% due 06/15/2016	100,000	59,278
5.375% due 01/15/2013	12,920	9,480
5.400% due 10/25/2011	7,070	5,351
8.450% due 06/15/2018	64,000	50,675
SLM Corp. CPI Linked Bond
7.060% due 11/21/2013	270	126
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	120,900	82,167
Sovereign Bank
8.750% due 05/30/2018	5,000	4,947
State Street Capital Trust III
8.250% due 12/29/2049	8,300	6,417
State Street Capital Trust IV
2.996% due 06/15/2037	30,700	13,552
State Street Corp.
7.650% due 06/15/2010	175	182
Suffield Clo Ltd.
4.121% due 09/26/2014	3,245	2,920
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	74
Sun Life Financial Global Funding LP
1.595% due 07/06/2011	27,500	26,632
1.685% due 07/06/2010	25,000	24,699
SunTrust Bank
2.282% due 05/21/2012	4,050	3,698
3.000% due 11/16/2011	10,000	10,348
6.375% due 04/01/2011	200	202
Svensk ExportKredit AB
4.875% due 09/29/2011	125	130
5.125% due 03/01/2017	75	82
TD North America LP
3.660% due 10/15/2009	6,000	6,012
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	25,348
7.500% due 03/13/2013	50,000	31,250
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	8,020
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	500
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	26,000	19,480
8.700% due 08/07/2018	74,300	47,911
Travelers Cos., Inc.
6.250% due 06/15/2037	125	121
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	66
6.375% due 03/15/2033	33	31
TXU Eastern Funding Co.
6.450% due 05/15/2049 (a)	15,270	460
U.S. Bancorp
0.501% due 04/28/2009	50,000	49,852
3.426% due 02/04/2010	40	39
4.500% due 07/29/2010	150	150
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,123
UBS AG
5.750% due 04/25/2018	143,350	130,331
5.875% due 12/20/2017	174,100	160,206
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	100
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	35,596
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	3,966
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	10,936
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,598
Unilever Capital Corp.
7.125% due 11/01/2010	100	107
USB Capital IX
6.189% due 04/15/2049	30,600	14,388
USB Realty Corp.
6.091% due 12/22/2049	38,000	15,875
Vita Capital III Ltd.
4.982% due 01/01/2011	8,000	7,446
VTB Capital S.A.
6.875% due 05/29/2018	15,000	9,900
Wachovia Bank N.A.
1.538% due 03/23/2009	149,900	148,904
2.153% due 02/23/2009	90,900	90,604
2.218% due 05/25/2010	21,100	20,012
2.287% due 12/02/2010	125,700	116,923
3.572% due 11/03/2014	4,200	3,319
4.875% due 02/01/2015	300	288
5.600% due 03/15/2016	19,800	18,431
6.600% due 01/15/2038	10,000	10,886
Wachovia Capital Trust I
7.640% due 01/15/2027	1,370	970
Wachovia Capital Trust III
5.800% due 03/15/2065	32,120	18,959
Wachovia Corp.
2.116% due 03/15/2011	48,900	43,654
2.252% due 12/01/2009	165,620	160,466
2.352% due 06/01/2010	17,600	16,611
3.964% due 04/23/2012	20,000	17,985
4.875% due 02/15/2014	20,130	18,513
4.882% due 10/15/2011	50,000	44,815
4.962% due 05/01/2013	25,000	22,381
5.122% due 10/15/2016	58,870	45,104
5.300% due 10/15/2011	46,245	44,628
5.500% due 05/01/2013	134,929	133,550
5.500% due 08/01/2035	85	68
5.625% due 10/15/2016	91,600	83,804
5.700% due 08/01/2013	19,650	19,081
5.750% due 06/15/2017	22,000	21,934
5.750% due 02/01/2018	407,320	408,845
Wachovia Mortgage FSB
2.036% due 09/14/2009	45,985	44,731
2.428% due 05/08/2009	1,300	1,283
4.125% due 12/15/2009	100	98
Wells Fargo & Co.
1.558% due 03/23/2010	100,180	98,203
2.096% due 09/15/2009	34,930	34,573
3.125% due 04/01/2009	100	100
3.552% due 05/01/2033	2,700	2,783
4.375% due 01/31/2013	45,850	44,938
4.919% due 01/12/2011	10,000	9,642
5.000% due 11/15/2014	100	100
5.125% due 09/01/2012	300	304
5.625% due 12/11/2017	1,875	1,960
Wells Fargo Bank N.A.
4.750% due 02/09/2015	32,000	32,433
Wells Fargo Capital X
5.950% due 12/15/2036	11,700	10,059
Wells Fargo Capital XIII
7.700% due 12/29/2049	183,100	151,243
Western Financial Bank
9.625% due 05/15/2012	6,835	6,739
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	3,965
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	6,251
XL Capital Ltd.
5.250% due 09/15/2014	1,600	890
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	8,796
5.800% due 11/15/2016	1,000	632

		29,774,627

Industrials 5.1%
Aetna, Inc.
6.000% due 06/15/2016	15,000	13,816
6.500% due 09/15/2018	12,000	11,454
Alcoa, Inc.
5.550% due 02/01/2017	3,000	2,364
6.000% due 07/15/2013	35,000	31,677
6.750% due 07/15/2018	38,700	31,714
Altria Group, Inc.
9.700% due 11/10/2018	40,000	43,303
America Movil SAB de C.V.
5.625% due 11/15/2017	25	22
America West Airlines LLC
6.870% due 01/02/2017	1,321	1,048
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	9,288	8,081
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,371
Amgen, Inc.
5.850% due 06/01/2017	15,000	15,517
6.150% due 06/01/2018	4,500	4,782
6.900% due 06/01/2038	3,100	3,552
Anadarko Petroleum Corp.
2.396% due 09/15/2009	23,580	22,566
6.125% due 03/15/2012	1,800	1,783
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	8,286
Apache Corp.
7.950% due 04/15/2026	150	175
AstraZeneca PLC
5.400% due 09/15/2012	25	26
5.900% due 09/15/2017	69,100	73,560
6.450% due 09/15/2037	88,900	101,404
Atlantic Richfield Co.
5.900% due 04/15/2009	100	101
AutoZone, Inc.
4.750% due 11/15/2010	200	192
5.500% due 11/15/2015	10,050	8,178
5.875% due 10/15/2012	4,800	4,262
6.500% due 01/15/2014	40,000	35,773
6.950% due 06/15/2016	1,000	886
7.125% due 08/01/2018	22,000	20,185
Avon Products, Inc.
5.125% due 01/15/2011	10,000	9,867
Baker Hughes, Inc.
6.875% due 01/15/2029	100	103
Baxter International, Inc.
5.375% due 06/01/2018	10,000	10,473
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	135
5.125% due 03/29/2012	10,000	9,413
Black & Decker Corp.
5.750% due 11/15/2016	20,000	16,814
Boeing Co.
8.750% due 08/15/2021	50	61
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,550
BP Canada Finance Co.
3.625% due 01/15/2009	500	500
Brown-Forman Corp.
3.982% due 04/01/2010	14,000	13,834
Brunswick Corp.
11.750% due 08/15/2013	18,000	8,137
Canadian National Railway Co.
6.250% due 08/01/2034	100	108
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	65	57
6.250% due 03/15/2038	20,000	15,765
6.500% due 02/15/2037	25,000	20,467
6.700% due 07/15/2011	12,860	12,707
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	20,839
6.000% due 06/15/2017	9,600	8,770
Caterpillar, Inc.
5.700% due 08/15/2016	100	97
6.050% due 08/15/2036	100	98
7.250% due 09/15/2009	200	204
CBS Corp.
5.625% due 08/15/2012	15,000	12,355
Cigna Corp.
6.350% due 03/15/2018	20,000	17,879
Cisco Systems, Inc.
2.233% due 02/20/2009	73,800	73,779
5.250% due 02/22/2011	500	519
5.500% due 02/22/2016	100	106
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	19,400	12,707
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	158,170	159,374
Clear Channel Communications, Inc.
4.250% due 05/15/2009	2,960	2,620
CODELCO, Inc.
6.150% due 10/24/2036	23,200	20,446
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	159
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	345	357
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	393
Comcast Corp.
5.119% due 07/14/2009	10,000	9,865
5.300% due 01/15/2014	26,810	25,098
5.850% due 01/15/2010	420	419
5.850% due 11/15/2015	325	308
5.900% due 03/15/2016	5,000	4,781
6.300% due 11/15/2017	250	244
6.450% due 03/15/2037	22,000	21,963
7.050% due 03/15/2033	125	131
Commercial Metals Co.
6.500% due 07/15/2017	15,660	11,899
7.350% due 08/15/2018	13,000	10,426
Computer Sciences Corp.
5.000% due 02/15/2013	5,000	4,407
5.500% due 03/15/2013	2,000	1,793
6.500% due 03/15/2018	18,745	16,174
ConocoPhillips
5.900% due 10/15/2032	300	296
ConocoPhillips Australia Funding Co.
4.420% due 04/09/2009	164,996	164,819
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	7,146
6.820% due 05/01/2018	4,904	3,341
7.056% due 09/15/2009	40,459	38,841
7.487% due 10/02/2010	1,215	1,094
7.707% due 10/02/2022	2,710	2,114
Con-way, Inc.
7.250% due 01/15/2018	19,000	13,179
Costco Wholesale Corp.
5.500% due 03/15/2017	100	106
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,361
CRH America, Inc.
8.125% due 07/15/2018	10,000	7,231
CSX Corp.
5.600% due 05/01/2017	21,200	18,864
6.750% due 03/15/2011	10,000	9,966
CVS Caremark Corp.
2.502% due 06/01/2010	129,700	119,387
5.750% due 08/15/2011	16,000	16,065
6.125% due 08/15/2016	6,745	6,545
Daimler Finance North America LLC
2.346% due 03/13/2009	300	300
2.426% due 03/13/2009	116,950	112,764
3.642% due 08/03/2009	30,040	28,458
4.875% due 06/15/2010	19,300	17,508
5.750% due 09/08/2011	43,000	36,337
5.875% due 03/15/2011	28,000	24,428
6.500% due 11/15/2013	12,000	9,369
7.750% due 01/18/2011	22,000	19,916
8.000% due 06/15/2010	300	282
Darden Restaurants, Inc.
6.200% due 10/15/2017	2,000	1,487
Dell, Inc.
4.700% due 04/15/2013	149,700	140,965
5.650% due 04/15/2018	77,170	69,192
6.500% due 04/15/2038	95,000	79,380
Diageo Capital PLC
5.500% due 09/30/2016	50	48
Dow Chemical Co.
5.970% due 01/15/2009	50	50
Eastman Kodak Co.
7.250% due 11/15/2013	890	578
Eaton Corp.
2.468% due 08/10/2009	25,000	24,996
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	18,727
EchoStar DBS Corp.
6.375% due 10/01/2011	75	70
7.000% due 10/01/2013	125	109
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	202
4.750% due 11/15/2012	175	173
5.000% due 01/15/2013	300	303
5.250% due 12/15/2016	10,000	9,954
El Paso Corp.
6.375% due 02/01/2009	30,230	30,228
6.750% due 05/15/2009	128,435	127,242
7.000% due 05/15/2011	12,000	10,977
7.750% due 06/15/2010	11,500	10,718
7.750% due 01/15/2032	89,490	58,537
7.800% due 08/01/2031	10,475	6,877
7.875% due 06/15/2012	19,600	17,698
8.050% due 10/15/2030	9,100	5,975
9.625% due 05/15/2012	12,700	10,847
10.750% due 10/01/2010	24,700	23,230
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	6,266
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,684
Emerson Electric Co.
4.500% due 05/01/2013	95	95
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	41
Enbridge, Inc.
4.900% due 03/01/2015	50	43
EnCana Corp.
6.300% due 11/01/2011	10,000	9,822
Enterprise Products Operating LLC
4.950% due 06/01/2010	50	48
6.500% due 01/31/2019	25,000	21,070
7.500% due 02/01/2011	13,400	13,167
Erac USA Finance Co.
5.800% due 10/15/2012	10,000	8,372
Expedia, Inc.
8.500% due 07/01/2016	16,500	12,375
FedEx Corp.
3.500% due 04/01/2009	14,350	14,302
Fortune Brands, Inc.
5.375% due 01/15/2016	30,800	25,762
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	4,479
Gaz Capital S.A.
6.212% due 11/22/2016	41,800	27,797
7.288% due 08/16/2037	43,000	25,585
7.343% due 04/11/2013	52,900	43,114
7.510% due 07/31/2013	35,000	27,961
8.146% due 04/11/2018	186,100	132,131
8.625% due 04/28/2034	164,600	135,795
Genentech, Inc.
4.750% due 07/15/2015	100	101
General Dynamics Corp.
4.500% due 08/15/2010	100	102
General Electric Co.
5.250% due 12/06/2017	29,100	29,062
General Mills, Inc.
5.250% due 08/15/2013	15,000	15,106
6.000% due 02/15/2012	10,000	10,381
11.973% due 10/15/2010	31,750	34,659
General Motors Corp.
8.100% due 06/15/2024	2,000	310
8.250% due 07/15/2023	5,000	850
8.800% due 03/01/2021	15,000	2,550
GlaxoSmithKline Capital, Inc.
2.800% due 05/13/2010	10,100	9,771
4.375% due 04/15/2014	100	98
4.850% due 05/15/2013	27,225	27,335
5.650% due 05/15/2018	100,020	105,245
Goodyear Tire & Rubber Co.
6.318% due 12/01/2009	9,000	8,235
Hanson Ltd.
6.125% due 08/15/2016	20,000	6,973
Hasbro, Inc.
6.300% due 09/15/2017	8,995	8,519
Hess Corp.
6.650% due 08/15/2011	200	200
Hewlett-Packard Co.
2.312% due 03/01/2012	4,500	4,011
6.500% due 07/01/2012	175	188
Historic TW, Inc.
9.125% due 01/15/2013	12,000	11,902
HJ Heinz Co.
5.350% due 07/15/2013	27,500	27,309
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,192
Home Depot, Inc.
2.046% due 12/16/2009	19,300	18,238
4.625% due 08/15/2010	215	213
5.400% due 03/01/2016	3,000	2,689
Honeywell International, Inc.
2.056% due 03/13/2009	48,600	48,524
5.300% due 03/01/2018	20	20
6.125% due 11/01/2011	575	603
International Business Machines Corp.
4.096% due 07/28/2011	28,500	27,061
5.375% due 02/01/2009	350	351
5.700% due 09/14/2017	6,500	6,961
International Paper Co.
4.000% due 04/01/2010	10,000	9,626
5.250% due 04/01/2016	1,400	947
7.950% due 06/15/2018	20,000	15,831
JCPenney Corp., Inc.
8.000% due 03/01/2010	26,100	25,343
Johnson & Johnson
6.950% due 09/01/2029	100	130
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	15,520
Kellogg Co.
5.125% due 12/03/2012	300	300
6.600% due 04/01/2011	10,000	10,471
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	9,902
KeySpan Corp.
4.650% due 04/01/2013	6,900	6,612
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	183
5.950% due 02/15/2018	25,850	22,099
6.950% due 01/15/2038	25,000	20,274
9.000% due 02/01/2019	7,000	7,315
Kohl’s Corp.
6.250% due 12/15/2017	46,000	36,897
Kraft Foods, Inc.
4.125% due 11/12/2009	100	100
5.625% due 11/01/2011	56,335	57,600
6.125% due 02/01/2018	149,100	146,353
6.125% due 08/23/2018	15,000	14,815
6.250% due 06/01/2012	10,000	10,350
6.500% due 08/11/2017	10	10
6.875% due 02/01/2038	64,100	64,256
Kroger Co.
5.500% due 02/01/2013	5,000	4,959
Lennar Corp.
5.950% due 10/17/2011	9,000	6,930
Lexmark International, Inc.
5.900% due 06/01/2013	15,880	12,530
6.650% due 06/01/2018	13,000	10,259
Lockheed Martin Corp.
7.650% due 05/01/2016	4,600	5,309
Loews Corp.
5.250% due 03/15/2016	37,500	33,902
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	98
5.500% due 10/15/2035	50	40
Ltd. Brands, Inc.
6.900% due 07/15/2017	64,395	39,129
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009	15,000	14,219
5.350% due 03/15/2012	11,500	8,548
5.875% due 01/15/2013	5,000	3,522
7.450% due 07/15/2017	22,500	13,042
7.875% due 07/15/2015	10,000	7,211
Mandalay Resort Group
6.500% due 07/31/2009	26,769	26,100
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	34,162
Marks & Spencer PLC
6.250% due 12/01/2017	2,200	1,634
Marriott International, Inc.
4.625% due 06/15/2012	15,000	11,354
5.810% due 11/10/2015	5,000	3,506
6.375% due 06/15/2017	11,400	7,961
Masco Corp.
5.850% due 03/15/2017	9,020	5,843
5.875% due 07/15/2012	5,000	4,103
6.125% due 10/03/2016	10,000	6,873
7.125% due 08/15/2013	10,000	8,054
Mattel, Inc.
6.125% due 06/15/2011	10,000	9,553
Maytag Corp.
5.000% due 05/15/2015	10,000	7,974
McDonald’s Corp.
5.300% due 03/15/2017	125	128
McKesson Corp.
5.700% due 03/01/2017	11,600	10,510
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	8,569
Medtronic, Inc.
4.375% due 09/15/2010	100	100
Miller Brewing Co.
5.500% due 08/15/2013	38,300	35,746
Nabors Industries, Inc.
6.150% due 02/15/2018	41,000	35,333
New Albertson’s, Inc.
6.950% due 08/01/2009	7,000	6,878
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	22,943
6.250% due 04/15/2018	19,000	15,309
Nordstrom, Inc.
6.250% due 01/15/2018	54,725	38,498
Norfolk Southern Corp.
6.750% due 02/15/2011	150	152
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	4,975
NSTAR
8.000% due 02/15/2010	100	103
Nucor Corp.
5.850% due 06/01/2018	10,000	9,722
6.400% due 12/01/2037	600	577
Olin Corp.
6.750% due 06/15/2016	15,000	15,392
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	7,806
ONEOK Partners LP
6.150% due 10/01/2016	10,000	8,776
6.850% due 10/15/2037	29,800	23,714
Oracle Corp.
4.950% due 04/15/2013	15,030	15,511
5.000% due 01/15/2011	200	205
5.750% due 04/15/2018	14,800	15,508
6.500% due 04/15/2038	10,300	11,379
Packaging Corp. of America
5.750% due 08/01/2013	10,000	8,860
Pactiv Corp.
6.400% due 01/15/2018	6,745	5,626
PC Financial Partnership
5.000% due 11/15/2014	10,000	8,371
Peabody Energy Corp.
7.375% due 11/01/2016	4,700	4,442
7.875% due 11/01/2026	20,695	17,177
Pemex Project Funding Master Trust
3.296% due 06/15/2010	5,900	5,612
7.875% due 02/01/2009	30,285	30,382
9.125% due 10/13/2010	25	26
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	112
Pfizer, Inc.
4.650% due 03/01/2018	150	155
Pharmacia Corp.
6.750% due 12/15/2027	5,000	5,682
Philip Morris International, Inc.
4.875% due 05/16/2013	50,000	50,192
5.650% due 05/16/2018	26,700	26,516
6.375% due 05/16/2038	34,700	36,212
Pitney Bowes, Inc.
4.750% due 01/15/2016	15,000	13,916
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	8,448
6.125% due 01/15/2017	25	20
PPG Industries, Inc.
6.650% due 03/15/2018	23,500	23,188
Praxair, Inc.
6.375% due 04/01/2012	200	210
Procter & Gamble Co.
6.875% due 09/15/2009	100	104
Qwest Communications International, Inc.
5.649% due 02/15/2009	964	964
RadioShack Corp.
7.375% due 05/15/2011	45,151	39,507
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,402
Rexam PLC
6.750% due 06/01/2013	16,500	14,613
Reynolds American, Inc.
2.696% due 06/15/2011	59,900	48,531
6.750% due 06/15/2017	10,100	8,029
7.250% due 06/01/2012	11,000	10,215
7.250% due 06/01/2013	94,600	84,991
7.625% due 06/01/2016	3,000	2,502
7.750% due 06/01/2018	7,100	5,834
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	4,650
Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,100	2,101
Rohm & Haas Co.
6.000% due 09/15/2017	130,625	119,075
RPM International, Inc.
6.500% due 02/15/2018	11,800	10,708
RR Donnelley & Sons Co.
5.625% due 01/15/2012	15,000	13,349
Ryder System, Inc.
3.500% due 03/15/2009	1,800	1,788
5.850% due 11/01/2016	25,000	19,268
5.950% due 05/02/2011	5,000	5,007
6.000% due 03/01/2013	10,000	8,200
7.200% due 09/01/2015	28,000	24,684
SABMiller PLC
4.182% due 07/01/2009	25,000	24,930
6.500% due 07/01/2016	1,900	1,765
Safeway, Inc.
1.816% due 03/27/2009	13,000	12,854
SCA Finans AB
4.500% due 07/15/2015	5,250	3,752
Seagate Technology HDD Holdings
6.375% due 10/01/2011	11,100	7,714
Sealed Air Corp.
5.625% due 07/15/2013	9,250	7,651
6.950% due 05/15/2009	11,600	11,671
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009	96,200	96,300
5.500% due 02/16/2012	700	714
5.750% due 10/17/2016	21,100	21,131
6.125% due 08/17/2026	10,800	10,530
Sonat, Inc.
7.625% due 07/15/2011	25,000	22,918
Southern Co.
2.918% due 08/20/2010	120,000	116,098
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	20,909
6.200% due 04/15/2018	3,700	3,216
Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	1,640
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	13,729	11,960
Target Corp.
5.125% due 01/15/2013	700	692
5.375% due 05/01/2017	40	36
5.875% due 03/01/2012	175	178
7.000% due 01/15/2038	151,500	140,824
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	11,398
Tesco PLC
5.500% due 11/15/2017	12,000	11,143
Texaco Capital, Inc.
5.500% due 01/15/2009	175	175
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,600	2,430
Time Warner, Inc.
2.405% due 11/13/2009	151,778	146,121
5.875% due 11/15/2016	2,000	1,796
6.500% due 11/15/2036	20,000	18,187
6.875% due 05/01/2012	350	336
7.625% due 04/15/2031	120	118
Transocean, Inc.
6.000% due 03/15/2018	2,100	1,916
Transocean Ltd.
6.625% due 04/15/2011	5,330	5,446
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,500	5,868
6.550% due 10/01/2017	7,500	6,313
Tyson Foods, Inc.
7.850% due 04/01/2016	18,908	14,086
8.250% due 10/01/2011	25,000	22,375
Union Pacific Corp.
5.450% due 01/31/2013	13,475	13,082
5.700% due 08/15/2018	1,500	1,447
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	141	128
United Airlines, Inc.
6.071% due 03/01/2013	1,053	952
6.201% due 12/31/2049	2,278	2,119
6.602% due 03/01/2015	1,455	1,353
7.730% due 07/01/2010	14,254	13,292
8.030% due 01/01/2013 (a)	465	500
9.060% due 06/17/2015 (a)	3,580	21
9.200% due 12/31/2049 (a)	2,651	1,087
9.210% due 01/21/2017 (a)	8,980	52
10.020% due 03/22/2014 (a)	9,182	3,834
10.125% due 03/22/2015 (a)	11,353	5,137
10.360% due 11/13/2012 (a)	3,776	20
10.850% due 07/05/2014 (a)	34,111	39
10.850% due 02/19/2015 (a)	2,487	765
11.080% due 05/27/2024 (a)(q)	5,250	7
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	7,950
United Technologies Corp.
2.272% due 06/01/2009	107,000	106,610
5.375% due 12/15/2017	20	20
6.100% due 05/15/2012	150	160
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	41,584
4.875% due 04/01/2013	175	163
6.000% due 02/15/2018	100,000	92,421
Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	15,190
UST, Inc.
5.750% due 03/01/2018	24,000	19,730
Vale Overseas Ltd.
6.250% due 01/23/2017	39,830	37,651
6.875% due 11/21/2036	39,800	36,226
Valero Energy Corp.
6.625% due 06/15/2037	25	18
Viacom, Inc.
5.750% due 04/30/2011	15,200	13,812
6.250% due 04/30/2016	5,000	4,150
Vivendi
5.750% due 04/04/2013	145,000	127,387
6.625% due 04/04/2018	152,700	123,427
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	104
5.800% due 02/15/2018	48,900	54,207
6.200% due 04/15/2038	21,800	25,039
6.500% due 08/15/2037	36,800	43,848
Walt Disney Co.
2.289% due 09/10/2009	44,490	44,207
Waste Management, Inc.
5.000% due 03/15/2014	7,650	6,571
7.125% due 12/15/2017	1,800	1,679
7.375% due 08/01/2010	100	101
Weatherford International, Inc.
5.950% due 06/15/2012	15,600	14,836
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,401
6.375% due 01/15/2012	10,360	9,992
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	49,521
Whirlpool Corp.
5.500% due 03/01/2013	9,000	7,127
6.125% due 06/15/2011	12,000	10,691
6.500% due 06/15/2016	5,000	3,946
7.750% due 07/15/2016	11,000	9,127
Williams Cos., Inc.
6.375% due 10/01/2010	14,750	13,756
8.125% due 03/15/2012	10,000	9,263
Wyeth
5.500% due 03/15/2013	10,000	10,196
5.500% due 02/01/2014	25	25
5.950% due 04/01/2037	250	279
Wynn Las Vegas LLC
6.625% due 12/01/2014	800	608
Xerox Corp.
2.598% due 12/18/2009	1,200	1,110
9.750% due 01/15/2009	27,950	27,922

		6,786,560

Utilities 1.7%
Alabama Power Co.
2.348% due 08/25/2009	17,000	16,657
5.500% due 10/15/2017	250	248
American Electric Power Co., Inc.
5.250% due 06/01/2015	8,300	7,671
Ameritech Capital Funding Corp.
6.250% due 05/18/2009	3,500	3,541
AT&T Corp.
7.300% due 11/15/2011	1,100	1,144
AT&T, Inc.
2.959% due 02/05/2010	113,570	109,727
4.125% due 09/15/2009	550	552
4.950% due 01/15/2013	176,990	178,129
5.100% due 09/15/2014	620	610
5.500% due 02/01/2018	200,800	203,293
6.300% due 01/15/2038	117,640	124,784
6.400% due 05/15/2038	75	81
6.450% due 06/15/2034	100	105
6.500% due 09/01/2037	307,300	332,076
AT&T Mobility LLC
6.500% due 12/15/2011	80	80
BellSouth Corp.
4.200% due 09/15/2009	5,000	5,020
5.200% due 09/15/2014	27,800	27,097
6.550% due 06/15/2034	20,000	20,343
British Telecommunications PLC
8.625% due 12/15/2010	310	319
9.125% due 12/15/2030	250	266
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	14,876
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,060
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	98
5.850% due 04/01/2018	105,025	105,946
6.750% due 04/01/2038	90,000	96,480
7.500% due 09/01/2010	20,000	20,947
Consolidated Natural Gas Co.
6.250% due 11/01/2011	10,000	10,057
Constellation Energy Group, Inc.
4.550% due 06/15/2015	6,000	4,563
6.125% due 09/01/2009	7,000	6,929
Deutsche Telekom International Finance BV
1.678% due 03/23/2009	21,800	21,608
6.750% due 08/20/2018	32,000	32,505
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,131
5.600% due 11/15/2016	3,000	2,822
5.700% due 09/17/2012	100	99
6.400% due 06/15/2018	22,000	21,580
DPL, Inc.
8.000% due 03/31/2009	28,000	28,113
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	12,154
6.050% due 04/15/2038	20,000	22,019
Edison Mission Energy
7.200% due 05/15/2019	900	743
Embarq Corp.
7.082% due 06/01/2016	4,000	3,084
Enel Finance International S.A.
5.700% due 01/15/2013	300	276
6.800% due 09/15/2037	700	539
Entergy Gulf States, Inc.
2.602% due 12/01/2009	15,000	14,451
5.700% due 06/01/2015	50	45
Exelon Corp.
4.900% due 06/15/2015	22,800	18,717
6.750% due 05/01/2011	200	195
Exelon Generation Co. LLC
6.200% due 10/01/2017	8,000	6,891
FirstEnergy Corp.
6.450% due 11/15/2011	12,300	11,634
7.375% due 11/15/2031	15	14
Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,188
Florida Power Corp.
5.650% due 06/15/2018	70	73
FPL Group Capital, Inc.
2.751% due 06/17/2011	15,000	13,631
7.875% due 12/15/2015	8,000	8,675
France Telecom S.A.
7.750% due 03/01/2011	970	1,021
Georgia Power Co.
2.329% due 02/17/2009	14,550	14,554
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	34,200	32,148
KT Corp.
4.875% due 07/15/2015	100	84
MidAmerican Energy Co.
4.650% due 10/01/2014	100	95
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	64
6.125% due 04/01/2036	43,725	40,786
Midwest Generation LLC
8.300% due 07/02/2009	36	36
Nevada Power Co.
6.750% due 07/01/2037	500	449
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	2,100	2,175
8.125% due 05/01/2012	250	268
NGPL PipeCo. LLC
6.514% due 12/15/2012	174,800	166,029
7.119% due 12/15/2017	4,400	3,967
7.768% due 12/15/2037	2,900	2,368
NiSource Finance Corp.
2.723% due 11/23/2009	30,100	27,127
6.150% due 03/01/2013	12,000	9,254
Ohio Edison Co.
5.450% due 05/01/2015	350	314
Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,250	1,254
Peco Energy Co.
5.950% due 10/01/2036	50	46
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,126
6.300% due 07/15/2013	10,000	9,268
6.400% due 11/01/2011	15,000	14,763
Progress Energy, Inc.
5.202% due 01/15/2010	1,900	1,807
7.100% due 03/01/2011	23	23
7.750% due 03/01/2031	20	20
PSEG Power LLC
5.000% due 04/01/2014	10,425	9,364
5.500% due 12/01/2015	8,000	7,159
6.950% due 06/01/2012	172	170
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	46
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	15,500	13,098
Qwest Corp.
5.246% due 06/15/2013	11,020	8,265
7.200% due 11/10/2026	2,150	1,398
7.500% due 06/15/2023	7,100	5,006
7.625% due 06/15/2015	2,450	2,021
7.875% due 09/01/2011	4,235	3,917
8.875% due 03/15/2012	26,725	24,854
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	12	12
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	41,304
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	24,678
Sempra Energy
7.950% due 03/01/2010	7,135	7,213
9.800% due 02/15/2019	15,000	16,762
Southern California Edison Co.
3.292% due 02/02/2009	400	400
5.500% due 08/15/2018	25	26
Southern California Gas Co.
5.750% due 11/15/2035	75	79
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	8,606
Telecom Italia Capital S.A.
3.672% due 02/01/2011	2,770	2,192
5.112% due 07/18/2011	1,690	1,272
6.999% due 06/04/2018	15,000	12,188
Telefonica Emisiones SAU
5.855% due 02/04/2013	35	34
Telefonica Europe BV
7.750% due 09/15/2010	2,000	2,032
Tenaska Alabama Partners LP
7.000% due 06/30/2021	90	71
Verizon Communications, Inc.
5.250% due 04/15/2013	58,300	58,579
5.500% due 04/01/2017	1,485	1,440
6.100% due 04/15/2018	55,115	55,012
6.900% due 04/15/2038	14,800	16,710
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	155
7.250% due 12/01/2010	1,000	1,049
7.375% due 09/01/2012	235	246
7.750% due 12/01/2030	325	361
Verizon New England, Inc.
6.500% due 09/15/2011	300	298
Verizon New Jersey, Inc.
5.875% due 01/17/2012	370	365
Verizon North Pass-Through Trust
5.604% due 01/01/2022	3,000	2,850
5.634% due 01/01/2021	3,000	2,808
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	448
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	7,011
6.350% due 11/30/2037	25,500	25,968
Vodafone Group PLC
2.461% due 02/27/2012	40,000	33,603
5.625% due 02/27/2017	50	47

		2,263,049

Total Corporate Bonds & Notes (Cost $42,324,494)		38,824,236

MUNICIPAL BONDS & NOTES 2.3%
Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	3,500	1,375
0.000% due 08/01/2025	3,000	1,087
Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	6,177
Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,131
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2000
9.250% due 11/15/2022	1,000	1,145
9.250% due 11/15/2030	15,830	18,129
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	506
5.375% due 11/15/2040	50,800	24,618
Alpine, California Union School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2024	1,000	426
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	287
Apple Valley, California Certificates of Participation Bonds, (CM Insured), Series 2001
5.375% due 06/01/2021	1,650	1,706
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	3,553
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.273% due 01/01/2031	3,700	3,965
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
0.120% due 01/01/2032	500	405
2.830% due 01/01/2035	2,500	2,249
Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	760
Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	615
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
5.520% due 02/01/2037	25,000	21,360
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
5.360% due 05/01/2026	4,880	5,018
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
5.330% due 08/01/2031	7,735	5,826
5.359% due 07/01/2024	24,350	19,740
8.024% due 08/15/2033	6,425	5,009
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
5.539% due 01/01/2028	20,600	15,046
Austin Trust Various States General Obligation Bonds, Series 2008
5.490% due 06/01/2034	19,835	14,448
5.658% due 06/01/2032	14,375	10,919
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
5.470% due 06/01/2037	5,000	4,436
Austin Trust Various States Revenue Bonds, Series 2007
5.290% due 06/15/2038	69,121	60,240
5.434% due 10/01/2037	5,000	3,865
Austin Trust Various States Revenue Bonds, Series 2008
5.020% due 11/01/2027	5,000	4,764
5.250% due 11/01/2027	5,000	3,265
5.330% due 06/15/2037	14,850	12,426
5.361% due 08/15/2030	6,595	5,567
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
2.270% due 05/15/2035	2,930	2,657
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2034	7,140	6,675
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,273
6.375% due 06/01/2032	7,300	5,675
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
11.340% due 02/15/2037	6,115	5,650
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	1,250	526
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	870
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	2,002
Burbank, California Public Financing Authority Revenue Tax Allocation Bonds, Series 2003
5.500% due 12/01/2028	1,135	915
5.500% due 12/01/2033	1,000	780
California State ABC Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	831
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.350% due 11/15/2032	26,000	21,909
California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	11,300	10,577
California State Department of Water Resources Revenue Bonds, Series 2000
1.170% due 12/01/2029	2,495	2,362
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2034	5,930	1,074
California State Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 01/01/2036	2,000	1,151
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	2,000	1,773
California State Educational Facilities Authority Revenue Notes, Series 2008
8.069% due 10/01/2015	12,750	9,855
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	105,890	86,070
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	6,800	5,902
5.000% due 11/01/2032	63,130	54,741
5.000% due 06/01/2037	17,200	14,660
5.000% due 11/01/2037	7,690	6,550
5.000% due 12/01/2037	4,600	3,918
California State General Obligation Bonds, Series 2008
2.370% due 11/01/2037	53,935	37,943
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.125% due 01/01/2022	5,500	4,800
5.250% due 01/01/2026	3,875	3,272
California State Health Facilities Financing Authority Revenue Bonds, Series 2003
5.000% due 03/01/2033	4,000	2,988
California State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
11.687% due 07/01/2012	3,335	2,784
California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	368
California State Public Works Board Revenue Bonds, Series 2003
5.375% due 04/01/2028	1,105	967
California State Southern Mono Health Care District General Obligation Bonds, (MBIA Insured), Series 2002
0.000% due 08/01/2026	1,800	584
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,400	3,393
5.750% due 06/01/2029	3,000	2,157
6.000% due 06/01/2035	10,000	6,147
6.125% due 06/01/2038	2,000	1,218
6.125% due 06/01/2043	2,000	1,195
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	11,310	885
0.000% due 06/01/2028 (f)	15,000	8,315
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	7,309
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	4,712
California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	2,000	1,613
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
6.100% due 11/01/2015 (q)	1,170	1,084
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,277
California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	4,085	2,849
California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	1,921
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	1,175
5.250% due 07/01/2042	1,250	732
5.500% due 07/01/2037	975	592
5.500% due 11/01/2038	2,750	1,528
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	12,038
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,085	1,141
Capistrano, California Unified School District Special Tax Bonds, Series 2002
6.000% due 09/01/2032	2,000	2,350
Carlsbad, California Special Assessment Bonds, Series 2004
6.000% due 09/02/2034	1,000	672
Ceres, Illinois Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	711
0.000% due 08/01/2028	2,825	809
0.000% due 08/01/2029	2,940	781
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	982
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2016	15,535	10,803
0.000% due 12/01/2028	26,000	7,123
Chicago, Illinois General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	5,805
0.000% due 01/01/2038	29,145	4,841
0.000% due 01/01/2039	32,670	5,071
Chicago, Illinois General Obligation Bonds, Series 2008
7.480% due 01/01/2033	5,500	5,294
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.386% due 01/01/2014	12,465	9,363
7.387% due 01/01/2014	11,710	7,942
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 01/01/2033	42,500	34,601
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,148
6.750% due 12/01/2032	3,456	2,277
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	3,000	2,779
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	42,720	42,961
6.899% due 12/01/2040	385,740	395,870
Chino Valley, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	112
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2002
6.150% due 09/01/2026	2,500	1,829
6.200% due 09/01/2033	6,000	4,222
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2003
5.750% due 09/01/2033	1,600	1,044
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,980	1,219
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2006
5.125% due 09/01/2036	4,800	2,661
Chula Vista, California Special Tax Bonds, Series 2002
6.050% due 09/01/2025	1,160	1,269
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
7.321% due 11/01/2013	4,245	3,209
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	4,500	3,667
Clovis, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2020	400	211
0.000% due 08/01/2023	2,000	831
0.000% due 08/01/2025	3,535	1,255
0.000% due 08/01/2027	2,500	765
Colorado State E-470 Public Highway Authority Revenue Bonds, (MBIA Insured), Series 2006
0.000% due 09/01/2035	20,000	2,767
0.000% due 09/01/2037	15,000	1,795
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	565
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.980% due 02/01/2034	6,825	5,033
Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	5,300	4,993
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
7.577% due 11/15/2013	10,025	8,538
7.578% due 11/15/2013	5,645	4,730
Covina-Valley, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,124
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2002
7.250% due 01/01/2035	1,500	1,783
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	327
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.042% due 02/15/2014	6,500	5,444
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2001
5.800% due 10/01/2017	2,575	2,218
Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2026	6,000	2,460
0.000% due 08/15/2027	6,000	2,319
0.000% due 08/15/2028	5,000	1,820
0.000% due 08/15/2029	6,000	2,058
0.000% due 08/15/2030	2,000	646
0.000% due 08/15/2031	8,000	2,434
Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	4,000	1,552
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	3,809
Eagle County, Colorado School District No. 50J General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2026	2,500	2,503
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	775	400
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	821
Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	361
0.000% due 10/01/2032	1,265	255
Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000	320
Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440	774
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2008
5.230% due 06/01/2037	8,360	5,901
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,500	1,294
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,165
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	100	97
Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.747% due 12/01/2026	2,755	2,812
Florida State Turnpike Authority Revenue Bonds, Series 2008
7.710% due 07/01/2035	5,000	4,494
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2025	7,100	3,400
0.000% due 01/01/2026	3,270	1,493
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	550
0.000% due 01/15/2034	5,000	498
Fort Bend County, Texas General Obligation Bonds,(MBIA Insured), Series 2007
4.750% due 03/01/2031	500	453
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2001
6.300% due 09/01/2031	5,000	3,541
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2005
5.300% due 09/01/2030	1,250	791
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
2.010% due 10/01/2036	3,410	2,410
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.190% due 06/01/2038	24,750	12,690
6.410% due 06/01/2035	11,000	5,826
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	700	814
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (f)	7,000	2,475
5.000% due 06/01/2033	25,300	14,250
5.125% due 06/01/2047	37,000	18,486
5.750% due 06/01/2047	61,000	34,016
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
8.019% due 10/01/2014	7,900	6,988
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,355	1,529
Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,266
7.000% due 01/01/2028	2,740	1,961
Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038	1,000	888
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
7.813% due 11/15/2015	5,000	4,440
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,752
Huntington Beach, California Community Facilities District Special Tax Bonds, Series 2002
6.300% due 09/01/2032	1,750	1,237
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	901
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
0.720% due 07/01/2033	1,195	1,129
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	601
Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	817
5.750% due 05/15/2031	2,000	1,246
6.000% due 11/15/2037	1,500	817
7.000% due 12/01/2037	3,800	2,560
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	655
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (c)	45,400	45,205
5.750% due 07/01/2033 (c)	10,500	10,700
Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 07/01/2017 (c)	8,800	9,647
Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.334% due 06/01/2026	2,315	2,845
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2030	60,000	16,156
0.000% due 12/15/2032	55,000	12,839
0.000% due 12/15/2033	50,000	10,930
0.000% due 06/15/2038	2,460	402
Illinois State Revenue Bonds, (MBIA-FGIC Insured), Series 2002
5.750% due 06/15/2019	6,250	7,164
Indiana State University Revenue Notes, Series 2008
8.516% due 12/15/2015	8,955	7,930
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,519
4.750% due 01/15/2028	2,000	1,832
Indiana State Bond Bank Revenue Bonds, (FSA Insured), Series 2007
7.560% due 02/01/2033	3,770	3,218
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	4,000	2,543
Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	3,715	1,954
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	9,090
6.500% due 06/01/2023	55,225	39,966
Jurupa, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	576
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
7.968% due 08/15/2015	8,000	6,468
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	3,000	2,758
King County, Washington General Obligation Notes, Series 2008
8.019% due 01/01/2016	22,800	19,116
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	18,400	17,257
Kings Canyon, California Joint Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	784
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2019	5,000	3,120
0.000% due 02/01/2020	5,000	2,882
0.000% due 02/01/2022	5,690	2,786
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	1,940
5.000% due 02/01/2032	1,000	906
5.000% due 02/01/2033	8,300	7,491
5.000% due 02/01/2034	415	373
5.000% due 02/01/2035	9,150	8,209
5.000% due 02/01/2036	9,605	8,593
Las Virgenes, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2026	1,000	341
Lee Lake, California Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	586
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	256
Long Beach, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	15,882
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	190
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	200	196
5.000% due 08/01/2032	27,200	25,529
Los Angeles, California Community Redevelopment Agency Tax Allocation Bonds, Series 2001
5.875% due 09/01/2026	520	374
6.000% due 09/01/2031	325	228
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	600	551
5.000% due 07/01/2038	6,150	5,590
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
15.193% due 07/01/2035	12,500	7,608
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
7.477% due 07/01/2013	8,850	6,187
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,126
4.500% due 07/01/2023	2,300	2,113
4.500% due 07/01/2024	1,400	1,267
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
6.230% due 07/01/2023	10,200	8,541
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	2,300	2,054
4.500% due 01/01/2028	2,940	2,544
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
6.230% due 07/01/2025	17,100	13,439
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	12,044
Manhattan Beach, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	374
Manteca, California Unified School District Special Tax Bonds, (MBIA Insured), Series 2001
0.000% due 09/01/2025	2,365	798
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,935	2,206
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	3,700	4,253
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036 (c)	219,900	228,014
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
7.520% due 08/01/2032	250	233
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
0.470% due 08/01/2034	5,000	4,609
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 08/15/2016	1,365	1,003
0.000% due 08/15/2018	1,000	644
0.000% due 08/15/2019	1,000	600
0.000% due 08/15/2020	1,000	557
Michigan City, Indiana Area-Wide School Building Corp. Revenue Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 01/15/2021	2,500	1,314
0.000% due 07/15/2021	1,000	510
0.000% due 01/15/2022	1,000	488
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	82
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	544
5.000% due 09/01/2036	1,500	874
Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,460	952
Michigan Technical University Revenue Bonds, (XLCA Insured), Series 2003
5.000% due 10/01/2033	750	703
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	785
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	970
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	8,000	8,218
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	33,321
Monrovia, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2031	2,385	2,183
Montclair, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2001
5.300% due 10/01/2030	5,820	5,644
Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	591
Montebello, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	592
0.000% due 08/01/2025	2,830	1,013
0.000% due 08/01/2027	2,775	856
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	2,660
Morgan Hill, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2023	2,400	1,230
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	889
Nevada State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, Series 2008
12.553% due 06/01/2028	7,830	5,971
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
2.590% due 07/01/2030	5,000	4,436
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	5,560	4,775
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,960	2,515
New Jersey State Educational Facilities Authority Revenue Bonds, Series 2002
6.000% due 07/01/2025	1,500	1,113
New Jersey State Health Care Facilities Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,087
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	8,268
5.000% due 06/01/2041	29,855	14,517
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
5.980% due 06/15/2033	3,750	2,527
12.262% due 06/15/2039	8,160	6,597
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	420	386
5.000% due 06/15/2038	500	468
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.750% due 06/15/2040	9,685	9,762
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
8.037% due 06/15/2015	10,200	7,257
8.538% due 12/15/2013	5,000	4,349
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	5,146
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	17,845	12,822
New York State Dormitory Authority Revenue Bonds, (MBIA-FHA Insured), Series 2001
5.400% due 02/01/2031	95	87
5.500% due 02/01/2041	1,435	1,294
New York State Dormitory Authority Revenue Bonds, (Radian Insured), Series 2003
5.000% due 07/01/2027	2,000	1,825
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.107% due 09/15/2029	13,810	14,468
New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
8.353% due 07/15/2012	6,820	6,807
11.963% due 06/15/2011	6,645	5,902
New York State Liberty Development Corp. Revenue Bonds, Series 2006
6.870% due 10/01/2035	12,815	7,247
7.070% due 10/01/2035	446	252
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2002
5.000% due 07/01/2025	6,040	5,772
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	170
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA Insured), Series 2004
2.960% due 11/15/2032	2,000	1,787
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	10,000	9,353
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	13,470
New York State Urban Development Corp. Revenue Bonds, Series 2005
19.887% due 03/15/2035	3,250	2,879
Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,127
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	569
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	919
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	643
6.125% due 10/01/2039	620	368
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	200	189
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
8.014% due 09/01/2014	8,750	7,813
Northwest Harrison County, Texas Municipal Utility District No. 16 General Obligation Bonds, (Radian Insured), Series 2002
5.300% due 10/01/2029	2,105	2,131
Oakland, California General Obligation Bonds, (FGIC Insured), Series 2002
1.590% due 01/15/2032	7,922	6,031
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	10,900	6,103
5.875% due 06/01/2030	13,800	8,465
5.875% due 06/01/2047	378,200	205,801
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.250% due 01/01/2028	1,000	834
Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	291
0.000% due 12/01/2031	1,230	279
0.000% due 12/01/2032	1,225	258
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	19,675	16,857
Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	723
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 05/01/2037	1,000	590
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
8.102% due 07/15/2013	9,560	7,764
Perris, California Public Financing Authority Tax Allocation Bonds, Series 2002
5.375% due 10/01/2020	780	723
5.625% due 10/01/2031	1,800	1,495
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2007
5.000% due 07/01/2018	5,000	5,432
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	727
5.500% due 07/01/2037	5,000	3,100
Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,139
Poway, California Unified School District Special Tax Bonds, Series 2002
5.600% due 09/01/2033	2,000	1,297
6.050% due 09/01/2025	2,285	1,651
6.125% due 09/01/2033	7,600	5,169
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	4,400	2,858
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	3,154
0.000% due 08/01/2054	77,000	2,711
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	624
Rancho Cucamonga, California Community Facilities District Special Tax Bonds, Series 2001
6.375% due 09/01/2031	2,000	1,439
Rancho Mirage, California Redevelopment Agency Tax Allocation Bonds, Series 2001
5.500% due 04/01/2024	1,190	1,002
5.625% due 04/01/2033	1,580	1,234
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	4,838
Richmond, California Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2030	1,500	473
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	54
Rocklin, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	5,000	1,944
0.000% due 08/01/2025	4,000	1,434
0.000% due 08/01/2026	4,000	1,331
0.000% due 08/01/2027	4,500	1,389
Roseville, California Special Tax Bonds, Series 2000
6.375% due 09/01/2027	575	631
Round Lake, Illinois Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003
6.700% due 03/01/2033	4,283	4,951
Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	5,650	4,282
Sacramento, California Revenue Bonds, (CM Insured), Series 1998
5.300% due 01/01/2024	2,000	1,832
Sacramento, California Special Tax Bonds, Series 1999
5.700% due 09/01/2023	2,945	2,164
Sacramento, California Special Tax Bonds, Series 2001
6.100% due 09/01/2021	655	503
6.150% due 09/01/2026	1,240	911
Salinas, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 10/01/2023	485	193
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,662
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	184
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006
5.600% due 09/01/2021 (q)	2,090	1,633
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	55,405	36,330
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	757
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2022	9,445	4,336
0.000% due 08/01/2025	10,895	4,000
0.000% due 08/01/2026	12,215	4,171
San Mateo County, California Community College District General Obligation Bonds, Series 2006
5.000% due 09/01/2038	11,000	10,153
San Mateo, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,247
Santa Ana, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	874
0.000% due 08/01/2028	3,520	1,056
0.000% due 08/01/2030	2,500	651
0.000% due 08/01/2031	3,780	926
0.000% due 08/01/2032	3,770	860
Santa Clara County, California East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	821
0.000% due 08/01/2022	1,490	564
Santa Clara, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2025	2,155	2,087
5.000% due 07/01/2027	3,040	2,885
Santa Clarita, California Community College District General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 08/01/2037	5,665	4,721
Santa Margarita, California Water District Special Tax Bonds, Series 1999
6.250% due 09/01/2029	8,230	7,462
Santa Margarita, California Water District Special Tax Bonds, Series 2003
6.000% due 09/01/2030	2,000	2,321
Santa Monica, California Community College District General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 08/01/2026	2,000	652
0.000% due 08/01/2027	3,550	1,076
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	3,006
Saugus/Hart, California School Facilities Financing Authority Special Tax Bonds, Series 2002
6.100% due 09/01/2032	1,140	800
6.125% due 09/01/2033	2,155	1,505
Shasta, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	401
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (Radian Insured), Series 2001
5.375% due 02/01/2030	3,000	2,492
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	471
South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	20,000	20,015
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	15,600	17,510
South Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,745	1,967
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022	31,105	34,260
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	17,963
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	384
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	478
St. Louis, Missouri Industrial Development Authority Revenue Bonds, (GNMA Insured), Series 2002
5.125% due 12/20/2029	1,500	1,211
5.125% due 12/20/2030	1,500	1,200
Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,110
0.000% due 08/01/2024	2,705	1,068
0.000% due 05/01/2027	2,000	639
Stanislaus County, California Modesto High School District General Obligation Bonds, (MBIA- FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	716
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	3,825
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	5,000	3,202
Temecula, California Public Financing Authority Community Facilities District No. 3-1 Special Tax Bonds, Series 2003
6.000% due 09/01/2033	2,000	1,406
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	2,640	2,546
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	5,000	4,601
Texas State General Obligation Notes, Series 2008
8.019% due 10/01/2013	7,400	6,056
8.019% due 10/01/2015	77,705	65,314
12.050% due 04/01/2015	19,970	17,433
12.055% due 04/01/2015	8,330	7,443
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
13.544% due 02/15/2032	4,690	5,005
15.737% due 02/15/2028	5,565	6,282
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
11.486% due 02/15/2012	3,985	3,993
Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,000	443
Texas State Northside Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.220% due 02/15/2035	4,022	3,805
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	5,801
0.000% due 08/15/2025	19,990	7,275
Tracy, California Community Facilities District Special Tax Bonds, Series 2002
6.000% due 09/01/2027	995	694
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,400	902
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	734
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	367
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	4,000	3,455
University of California Revenue Bonds, (FSA Insured), Series 2005
6.470% due 05/15/2035	3,450	2,566
University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2041	1,000	905
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,260
University Place, Missouri Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	282
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	863
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	190
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,313
0.000% due 06/15/2029	10,000	2,811
Ventura County, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2033	15,000	14,820
Victor, California Elementary School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	423
0.000% due 08/01/2026	2,410	768
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	1,788
5.750% due 09/01/2042	2,000	1,172
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,147
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (f)	11,000	4,039
Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	344
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	191
Washington State Energy Northwest Revenue Bonds, (MBIA Insured), Series 2002
5.750% due 07/01/2015	6,600	7,077
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2015	5,000	5,502
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 06/01/2016	700	524
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032	1,800	1,738
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	5,507
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,102
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	5,073
Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,559
West Contra Costa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2026	2,740	2,565
5.000% due 08/01/2028	2,690	2,478
5.000% due 08/01/2031	1,890	1,690
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	900	812
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	166,535	95,443
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,650	4,766
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	1,238
Yuba City, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	739

Total Municipal Bonds & Notes (Cost $3,402,772)		3,110,221

U.S. GOVERNMENT AGENCIES 86.0%
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (d)	33	29
0.591% due 03/25/2034	80	77
0.601% due 03/25/2036	18,143	15,454
0.621% due 08/25/2034	156	148
0.671% due 10/27/2037	87,000	74,003
0.711% due 06/25/2032	47	43
0.721% due 06/25/2044	13	13
0.791% due 06/25/2037	83	79
0.821% due 07/25/2021 - 03/25/2044	7,549	7,187
0.871% due 06/25/2029 - 11/25/2036	28,931	27,398
0.919% due 08/25/2021 - 03/25/2022	38	37
0.921% due 10/25/2030 - 02/25/2033	765	739
0.950% due 03/25/2009 (b)	49	0
0.971% due 03/25/2017 - 08/25/2030	2,172	2,113
1.000% due 09/25/2023	2	2
1.069% due 11/25/2013 - 08/25/2022	143	141
1.071% due 05/25/2030	654	636
1.119% due 10/25/2023 - 03/25/2024	3,313	3,209
1.121% due 05/25/2030	654	636
1.269% due 01/25/2022	52	51
1.284% due 04/18/2028	170	165
1.299% due 01/25/2022	116	113
1.319% due 12/25/2021	57	55
1.334% due 10/18/2030	1,313	1,275
1.369% due 04/25/2021	9	9
1.371% due 04/25/2032	58	57
1.434% due 12/18/2031	552	536
1.469% due 04/25/2023	340	333
3.000% due 01/25/2025	40	40
3.500% due 02/25/2013 - 09/25/2016	24	24
3.625% due 02/01/2020	4	4
3.678% due 07/01/2042 - 10/01/2044	70,464	69,531
3.679% due 12/01/2044	8,458	8,442
3.728% due 09/01/2041	59	58
3.848% due 09/01/2017	699	689
3.878% due 10/01/2030 - 10/01/2040	5,070	5,022
3.944% due 02/01/2034	89	90
3.948% due 03/01/2033	156	156
3.989% due 09/01/2024	189	190
4.000% due 02/25/2009 - 09/01/2020	6,048	6,162
4.011% due 08/01/2033	38	37
4.019% due 10/01/2020	18	18
4.028% due 07/01/2017	889	882
4.114% due 11/01/2024	2,140	2,137
4.115% due 03/01/2035	2,618	2,624
4.169% due 06/01/2035	3,493	3,521
4.250% due 04/25/2028	24	24
4.251% due 03/01/2034	9,358	9,347
4.277% due 09/01/2033	364	363
4.312% due 09/01/2034	1,735	1,745
4.315% due 11/01/2023	150	147
4.325% due 01/01/2024	28	27
4.362% due 11/01/2034	4,150	4,169
4.375% due 04/01/2017	35	35
4.391% due 11/01/2035	8,194	8,269
4.409% due 11/01/2035	5,985	6,069
4.445% due 09/01/2035	209	209
4.447% due 04/01/2027	41	41
4.473% due 05/01/2035	46,819	46,756
4.477% due 05/01/2035	5,478	5,484
4.498% due 02/01/2028	38	38
4.500% due 10/01/2010 - 12/01/2035	175,436	179,579
4.510% due 07/01/2034	5,331	5,370
4.521% due 11/01/2034	391	384
4.540% due 06/01/2035	13,505	13,362
4.560% due 08/01/2027	1,310	1,317
4.565% due 09/01/2021	13	14
4.585% due 11/01/2023	16	16
4.591% due 12/01/2018	80	79
4.601% due 05/01/2023	154	151
4.620% due 05/01/2009	35	35
4.621% due 07/01/2033	38	38
4.626% due 10/01/2034	3,837	3,869
4.649% due 01/01/2035	453	455
4.651% due 06/01/2015	212	217
4.656% due 05/01/2035	32,511	32,635
4.658% due 02/01/2035	4,510	4,538
4.662% due 10/01/2034	2,967	2,955
4.665% due 05/25/2035	45,952	47,309
4.667% due 11/01/2035	29,648	29,620
4.672% due 12/01/2034	458	461
4.680% due 12/01/2012	364	382
4.683% due 09/01/2035	3,104	3,072
4.693% due 06/01/2035	20,817	20,774
4.695% due 02/01/2035	5,515	5,557
4.698% due 03/01/2019	832	827
4.720% due 07/01/2035	4,857	4,868
4.722% due 06/01/2035	4,018	4,061
4.729% due 04/01/2034	493	495
4.733% due 04/01/2018	169	171
4.749% due 08/01/2035	5,478	5,490
4.750% due 01/01/2018	111	111
4.752% due 03/01/2035	146	148
4.760% due 08/01/2035	808	808
4.766% due 11/01/2034	4,433	4,448
4.776% due 01/01/2020 - 01/01/2021	714	711
4.782% due 03/01/2034	12,186	12,234
4.793% due 09/01/2035	19,285	19,286
4.796% due 11/01/2035	18,152	18,218
4.823% due 09/01/2034	28,730	28,792
4.825% due 10/01/2020	31	31
4.827% due 06/01/2035	298	300
4.834% due 10/01/2034	7,036	7,076
4.844% due 01/01/2035	17,152	17,279
4.869% due 02/01/2035	8,729	8,819
4.870% due 05/01/2013	128	131
4.874% due 03/01/2035	625	625
4.876% due 06/01/2021	516	513
4.888% due 08/01/2035	104	104
4.890% due 08/01/2035	9,987	10,015
4.898% due 01/01/2035	19,714	19,847
4.908% due 04/01/2035	3,724	3,738
4.910% due 04/01/2038	46	46
4.911% due 07/01/2035	8,955	9,042
4.920% due 11/01/2023	33	33
4.921% due 09/01/2035	12,435	12,481
4.922% due 12/01/2020	541	542
4.938% due 12/01/2034	443	444
4.947% due 01/01/2035	22,970	23,097
4.957% due 11/01/2031	186	183
4.963% due 11/01/2025	142	141
4.980% due 01/01/2026	146	145
4.982% due 06/01/2035	1,411	1,426
5.000% due 05/01/2009 - 02/01/2039	19,654,425	20,096,443
5.000% due 03/01/2036 (l)	1,731,687	1,770,724
5.008% due 09/01/2019	679	679
5.015% due 09/01/2029	12	12
5.026% due 02/01/2021	133	136
5.032% due 03/01/2024	38	38
5.054% due 11/01/2034	2,410	2,417
5.055% due 05/01/2024	81	82
5.057% due 06/01/2035	4,110	4,199
5.085% due 03/01/2026	54	54
5.091% due 09/01/2035	3,035	3,048
5.095% due 07/01/2026	11	11
5.105% due 05/01/2021	17	18
5.107% due 11/01/2025	592	586
5.110% due 12/01/2030	14	14
5.111% due 07/01/2035	3,979	4,097
5.114% due 09/01/2024	141	141
5.117% due 09/01/2023	148	148
5.120% due 01/01/2024	110	108
5.130% due 02/01/2027	282	281
5.131% due 12/01/2036	515	515
5.138% due 10/01/2035	4,204	4,271
5.145% due 11/01/2025 - 09/01/2035	4,152	4,222
5.149% due 05/01/2022	12	12
5.150% due 06/01/2025	76	75
5.151% due 12/01/2022	36	36
5.155% due 08/01/2035	3,313	3,376
5.167% due 10/01/2035	3,597	3,703
5.170% due 08/01/2026	120	119
5.172% due 05/01/2025	233	234
5.178% due 10/01/2023	24	24
5.179% due 09/01/2035	4,532	4,607
5.187% due 11/01/2035	2,622	2,665
5.188% due 07/01/2035 - 08/01/2035	6,910	7,102
5.193% due 02/01/2028	628	628
5.196% due 10/01/2035	4,567	4,642
5.203% due 09/01/2022	128	129
5.209% due 07/01/2024	384	381
5.215% due 08/01/2035	3,062	3,118
5.216% due 02/01/2022	194	192
5.221% due 07/01/2035	3,282	3,343
5.223% due 09/01/2035	3,685	3,807
5.225% due 06/01/2029 - 09/01/2035	2,861	2,898
5.231% due 10/01/2024	28	27
5.232% due 11/01/2035	4,227	4,294
5.237% due 04/01/2027	3	3
5.238% due 03/01/2025	803	804
5.241% due 07/01/2035	3,942	4,020
5.243% due 05/01/2026	47	47
5.250% due 11/01/2026	38	38
5.255% due 06/01/2024	31	31
5.259% due 12/01/2025	209	209
5.263% due 12/01/2035	4,214	4,289
5.265% due 08/01/2027	1,644	1,625
5.277% due 12/01/2023	59	59
5.280% due 10/01/2035	4,746	4,917
5.282% due 10/01/2035	4,915	5,000
5.289% due 09/01/2035	72	73
5.292% due 04/01/2027	40	40
5.300% due 08/01/2031	130	128
5.308% due 09/01/2034	1,370	1,368
5.309% due 11/01/2025	76	76
5.310% due 08/25/2033	4,400	4,447
5.313% due 02/01/2028	64	63
5.329% due 12/01/2017	769	777
5.345% due 10/01/2027	104	103
5.348% due 11/01/2035	4,908	4,992
5.350% due 11/01/2035	5,224	5,311
5.353% due 06/01/2025	419	414
5.370% due 08/25/2043	3,000	2,940
5.375% due 07/15/2016 - 08/01/2024	527	587
5.378% due 08/01/2025	1,132	1,149
5.384% due 01/01/2036	3,743	3,890
5.387% due 04/01/2027	57	57
5.404% due 01/01/2037	884	900
5.408% due 05/01/2036	1,989	2,024
5.414% due 10/01/2024	106	106
5.430% due 01/01/2036	111	113
5.445% due 12/01/2017	5	5
5.460% due 07/01/2019	86	87
5.472% due 08/01/2027	35	35
5.478% due 11/01/2025	208	208
5.500% due 01/01/2009 - 01/01/2039	22,232,131	22,823,328
5.500% due 01/01/2032 - 11/01/2033 (m)	61,913	63,629
5.500% due 11/01/2034 - 06/01/2038 (l)	14,361,278	14,745,575
5.500% due 02/01/2035 (k)	264,110	271,425
5.500% due 06/01/2038 (l)(m)	8,444,119	8,667,456
5.514% due 05/01/2030	13	13
5.530% due 03/01/2036	3,142	3,196
5.533% due 10/01/2026	11	11
5.565% due 01/01/2036	2,527	2,590
5.576% due 01/01/2037	767	782
5.578% due 02/01/2036	5,509	5,609
5.587% due 12/01/2023	19	19
5.599% due 12/01/2034	2,244	2,257
5.600% due 12/01/2035	3,287	3,350
5.606% due 04/01/2024	284	289
5.609% due 03/01/2036	2,569	2,631
5.630% due 12/01/2025	310	305
5.643% due 06/01/2023	160	164
5.678% due 11/01/2019	166	168
5.684% due 09/01/2014	19	19
5.700% due 02/28/2025	150	150
5.722% due 05/01/2027	19	19
5.723% due 04/01/2026 - 03/01/2036	4,390	4,468
5.750% due 01/01/2020 - 12/20/2027	1,232	1,251
5.762% due 09/01/2037	44	45
5.765% due 03/01/2036	4,591	4,676
5.783% due 07/01/2024	154	157
5.800% due 02/09/2026	50,000	52,687
5.820% due 06/01/2023	20	21
5.827% due 02/01/2035	6,422	6,509
5.907% due 10/01/2019	251	260
5.915% due 02/01/2012	66	69
5.917% due 06/01/2036	2,025	2,075
5.930% due 06/01/2022	35	37
5.955% due 07/01/2021	33	33
5.961% due 10/01/2027	245	254
5.970% due 07/01/2019	13	13
5.980% due 11/01/2011	125	130
5.990% due 02/01/2026	75	75
6.000% due 02/01/2009 - 10/25/2044	26,813,516	27,631,588
6.021% due 02/01/2024	66	66
6.043% due 09/01/2036	86	88
6.067% due 02/01/2021	84	87
6.080% due 07/01/2032	145	149
6.100% due 12/01/2033	675	678
6.125% due 10/01/2024	4	5
6.138% due 08/01/2023	84	86
6.164% due 08/01/2022	1,153	1,192
6.189% due 03/01/2023	426	441
6.203% due 05/01/2023	325	332
6.250% due 02/01/2011 - 02/25/2029	136,742	139,628
6.290% due 02/25/2029	500	543
6.296% due 08/01/2027	134	137
6.300% due 10/17/2038	9,326	9,311
6.315% due 12/01/2023	202	199
6.320% due 10/01/2013	1,829	1,824
6.390% due 05/25/2036	13,910	14,655
6.422% due 02/01/2033	3	3
6.450% due 12/01/2023	80	78
6.480% due 01/01/2011	70	73
6.500% due 02/25/2009 - 06/25/2044	381,176	396,396
6.500% due 10/25/2022 (b)	3	0
6.521% due 12/01/2027	259	255
6.539% due 03/01/2023	838	886
6.541% due 09/01/2021	8	8
6.555% due 05/01/2017	2	2
6.608% due 05/01/2014	69	71
6.730% due 06/01/2022	15	15
6.745% due 02/01/2018	43	46
6.750% due 10/25/2023	308	326
6.825% due 02/01/2020	54	56
6.840% due 11/01/2021	66	69
6.850% due 12/01/2026	13	13
6.900% due 05/25/2023	55	58
7.000% due 01/01/2009 - 01/25/2048	27,451	29,025
7.025% due 11/01/2022	20	20
7.040% due 12/01/2010	611	634
7.110% due 10/01/2009	454	459
7.200% due 05/01/2021	21	21
7.250% due 01/01/2023	759	820
7.375% due 05/25/2022	1,094	1,173
7.500% due 11/01/2010 - 07/25/2041	5,445	5,985
7.508% due 06/01/2030	237	247
7.750% due 06/01/2009 - 01/25/2022	1,693	1,828
7.780% due 01/01/2018	2,029	2,322
7.800% due 10/25/2022	226	248
7.920% due 03/01/2018	2,515	2,902
7.980% due 05/01/2030	6,111	6,561
8.000% due 12/01/2010 - 06/01/2032	4,324	4,684
8.000% due 08/18/2027 (b)	10	2
8.060% due 04/01/2030	1,701	1,844
8.080% due 04/01/2030	935	1,014
8.250% due 02/01/2017	4	5
8.490% due 06/01/2025	862	945
8.500% due 01/01/2011 - 10/01/2032	3,400	3,690
8.750% due 01/25/2021	235	259
9.000% due 09/01/2014 - 12/01/2027	1,534	1,695
9.250% due 04/25/2018	22	24
9.300% due 05/25/2018 - 08/25/2019	67	74
9.401% due 09/25/2028	398	389
9.500% due 11/01/2009 - 03/01/2026	1,041	1,152
10.000% due 08/01/2009 - 05/01/2022	128	143
10.500% due 11/01/2013 - 04/01/2022	35	39
11.000% due 11/01/2013 - 11/01/2020	134	151
11.500% due 08/20/2016 - 11/01/2019	5	6
12.000% due 05/01/2016	1	1
12.500% due 10/01/2015	3	3
13.250% due 09/01/2011	1	2
14.750% due 08/01/2012	9	11
15.000% due 10/15/2012	30	35
15.500% due 10/01/2012 - 12/01/2012	2	2
15.750% due 12/01/2011 - 08/01/2012	10	11
16.000% due 09/01/2012	14	16
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022 (b)	0	4
Farmer Mac
7.983% due 01/25/2012	296	299
Federal Home Loan Bank
2.250% due 10/02/2009	650	658
4.250% due 07/17/2013	75	75
5.625% due 06/13/2016	175	184
7.400% due 02/01/2021	1,663	1,681
Federal Housing Administration
6.780% due 07/25/2040	7,220	7,269
6.880% due 02/01/2041	10,980	11,055
6.896% due 07/01/2020	10,106	10,178
6.960% due 05/01/2016	287	289
6.997% due 09/01/2019	75	75
7.110% due 05/01/2019	1,340	1,351
7.315% due 08/01/2019	4,544	4,588
7.350% due 04/01/2019 - 11/01/2020	590	596
7.375% due 02/01/2018	149	151
7.380% due 04/01/2041	2,381	2,404
7.400% due 01/25/2020 - 11/01/2020	2,982	3,014
7.430% due 10/01/2018 - 06/01/2024	13,229	13,398
7.450% due 05/01/2021	2,295	2,324
7.460% due 01/01/2023	182	185
7.465% due 11/01/2019	1,819	1,847
7.500% due 03/01/2032	3,106	3,143
7.580% due 12/01/2040	7,125	7,234
7.630% due 08/01/2041	17,112	17,359
7.780% due 11/01/2040	7,129	7,231
8.250% due 01/01/2041	4,565	4,630
8.375% due 02/01/2012	81	83
Freddie Mac
0.511% due 12/25/2036	17,233	16,415
0.731% due 08/25/2031	412	369
1.345% due 07/15/2019 - 10/15/2020	496,848	481,874
1.425% due 02/15/2019	191,557	184,162
1.435% due 05/15/2036	84	81
1.445% due 07/15/2034	700	680
1.471% due 05/25/2043	12,979	12,739
1.545% due 12/15/2029 - 06/15/2031	9,080	8,704
1.595% due 06/15/2018 - 01/15/2033	814	794
1.645% due 11/15/2030 - 12/15/2031	35	34
1.695% due 06/15/2030 - 12/15/2032	645	624
2.250% due 02/15/2021	16	16
3.500% due 09/01/2018 - 07/15/2032	1,487	1,469
3.678% due 10/25/2044	12,471	11,961
3.679% due 02/25/2045	41,185	37,106
3.878% due 07/25/2044	2,311	2,088
4.000% due 04/01/2011 - 12/15/2024	16,611	16,615
4.250% due 04/15/2023 - 09/15/2024	1,989	1,988
4.376% due 01/01/2034	7,151	7,103
4.432% due 11/01/2026	337	329
4.480% due 02/01/2021	6	6
4.500% due 12/01/2010 - 07/01/2038	13,256	13,404
4.510% due 08/15/2032	4,674	4,574
4.519% due 12/01/2023	144	142
4.612% due 01/01/2035	1,631	1,640
4.625% due 04/01/2017	5	5
4.671% due 11/01/2020	85	85
4.685% due 03/01/2035	1,234	1,243
4.695% due 06/01/2035 - 08/01/2035	5,796	5,840
4.800% due 06/01/2030	386	383
4.814% due 03/01/2035	4,160	4,191
4.826% due 10/01/2035	33,218	33,448
4.829% due 11/01/2034	188	191
4.842% due 11/01/2035	33,211	33,118
4.858% due 04/01/2029	141	141
4.866% due 10/01/2035	61,029	61,611
4.875% due 06/13/2018	29,000	33,394
4.884% due 07/01/2035 - 10/01/2035	18,637	18,650
4.899% due 12/01/2026 - 10/01/2035	25,851	26,088
4.906% due 10/01/2035	32,047	32,313
4.915% due 07/01/2035	58	59
4.926% due 11/01/2023	227	224
4.928% due 06/01/2021	457	452
4.935% due 07/01/2024	65	64
4.940% due 11/01/2035	25,818	26,040
4.962% due 06/01/2022	28	28
4.968% due 05/01/2021	1,306	1,306
4.980% due 07/01/2032	3	3
4.990% due 11/01/2023	8	8
5.000% due 08/15/2012 - 01/01/2039	516,168	541,370
5.012% due 01/01/2021	43	42
5.050% due 10/25/2023	912	924
5.076% due 07/01/2023	67	67
5.088% due 09/01/2035	13,524	13,609
5.099% due 10/01/2035	4,698	4,766
5.110% due 07/01/2022 - 06/01/2024	592	586
5.114% due 10/01/2023	190	188
5.129% due 10/01/2023	110	109
5.138% due 05/01/2035	34,944	35,285
5.142% due 08/01/2023	99	98
5.143% due 08/01/2035	79	80
5.147% due 06/01/2022 - 10/01/2026	740	736
5.156% due 10/01/2023	281	282
5.159% due 12/01/2018	268	269
5.170% due 12/01/2022	18	18
5.178% due 10/01/2024	172	171
5.186% due 06/01/2022	139	139
5.200% due 10/25/2023 - 06/01/2024	436	419
5.206% due 08/01/2023	551	548
5.209% due 08/01/2023	97	97
5.210% due 04/01/2024	737	732
5.216% due 03/01/2024	230	232
5.240% due 09/01/2023	127	126
5.263% due 08/01/2023	1,117	1,106
5.265% due 05/01/2018	247	250
5.274% due 06/01/2020 - 09/01/2023	267	272
5.276% due 05/01/2037	454	459
5.277% due 01/01/2022	89	90
5.282% due 09/01/2023	363	359
5.284% due 10/01/2023	122	121
5.285% due 05/01/2023	68	68
5.299% due 09/01/2023	550	548
5.308% due 07/01/2020	139	140
5.313% due 03/01/2022	1,213	1,238
5.314% due 05/01/2023	31	31
5.319% due 05/01/2018	250	252
5.328% due 07/01/2027	11	12
5.332% due 02/01/2025	22	22
5.334% due 09/01/2035	99	100
5.338% due 01/01/2028	25	25
5.340% due 02/01/2026	407	409
5.376% due 07/01/2030	1,044	1,032
5.380% due 08/01/2023	1	1
5.411% due 11/01/2035	3,351	3,416
5.439% due 08/01/2023	45	44
5.440% due 12/01/2035	3,224	3,283
5.463% due 02/01/2019	215	216
5.464% due 05/01/2023	59	59
5.472% due 07/01/2019	218	216
5.476% due 02/01/2038	185	190
5.482% due 04/01/2029	52	53
5.497% due 11/01/2028	694	697
5.499% due 01/01/2037	914	931
5.500% due 07/18/2016 - 01/01/2039	5,596,913	5,738,049
5.500% due 01/01/2038 - 07/01/2038 (l)	4,245,517	4,350,821
5.517% due 04/01/2023	14	14
5.526% due 03/01/2021	812	828
5.530% due 02/01/2019	37	37
5.541% due 05/01/2023	175	175
5.591% due 07/01/2023	227	228
5.606% due 10/01/2023	55	55
5.721% due 03/01/2036	2,824	2,874
5.749% due 09/01/2028	3	3
5.836% due 04/01/2036	3,353	3,396
5.837% due 04/01/2025	84	85
5.840% due 04/01/2036	3,589	3,675
5.848% due 12/01/2037	1,535	1,579
5.875% due 03/21/2011 - 01/01/2019	15,057	15,906
5.929% due 07/01/2019	8	9
5.940% due 10/01/2022	46	48
5.950% due 06/15/2028	42,377	42,766
5.980% due 05/01/2022	35	35
5.986% due 02/01/2023	80	81
5.999% due 01/01/2024	48	49
6.000% due 01/01/2011 - 01/01/2039	1,315,684	1,357,621
6.000% due 07/01/2038 (l)	169,572	174,886
6.000% due 07/01/2038 (m)	363,441	374,851
6.138% due 09/01/2023	28	29
6.225% due 07/01/2025	665	674
6.250% due 03/15/2028 - 01/15/2036	1,894	1,952
6.265% due 05/01/2020	65	67
6.500% due 01/01/2009 - 10/25/2043	359,372	375,884
6.500% due 09/15/2023 (b)	8	0
6.625% due 09/15/2009	275	286
6.662% due 05/01/2020	15	16
6.816% due 10/01/2020	8	9
6.919% due 10/01/2020	241	253
6.950% due 07/15/2021 - 08/15/2021	119	123
7.000% due 01/01/2009 - 10/25/2043	39,621	41,134
7.000% due 09/15/2023 (b)	28	4
7.030% due 01/01/2019	55	57
7.075% due 01/01/2019	2	2
7.105% due 05/01/2018	54	56
7.500% due 09/01/2010 - 11/01/2037	17,646	18,893
7.645% due 05/01/2025	5,669	5,879
8.000% due 04/01/2010 - 09/15/2024	4,199	4,243
8.250% due 06/01/2016 - 06/15/2022	535	619
8.500% due 03/01/2009 - 06/01/2030	2,485	2,574
8.750% due 12/01/2010 - 12/15/2020	110	118
8.900% due 11/15/2020	804	886
9.000% due 07/01/2010 - 07/01/2030	639	656
9.000% due 05/01/2022 (b)	5	1
9.250% due 07/01/2017	3	3
9.500% due 09/01/2016 - 12/01/2022	629	675
10.000% due 11/01/2011 - 03/01/2021	50	56
10.100% due 09/01/2016	89	101
10.500% due 10/01/2017 - 01/01/2021	20	22
11.000% due 06/01/2011 - 05/01/2020	35	40
11.250% due 10/01/2009 - 09/01/2015	1	2
11.500% due 01/01/2018	2	2
12.500% due 12/01/2012	1	1
13.250% due 10/01/2013	47	54
14.000% due 04/01/2016	2	3
15.500% due 08/01/2011	1	2
884.500% due 01/15/2021 (b)	0	3
1007.500% due 02/15/2022 (b)	0	5
Ginnie Mae
0.908% due 06/20/2030	14	14
1.008% due 09/20/2030	194	189
1.440% due 06/16/2031 - 03/16/2032	516	503
1.458% due 03/20/2031	182	177
1.490% due 11/16/2029 - 10/16/2030	660	643
1.540% due 02/16/2030 - 04/16/2032	3,505	3,425
1.590% due 12/16/2025	111	108
1.640% due 02/16/2030	2,422	2,383
1.690% due 02/16/2030	1,085	1,059
4.500% due 11/16/2028 - 08/15/2033	5,958	6,143
4.500% due 07/15/2033 (m)	1,277	1,307
4.625% due 07/20/2017 - 09/20/2033	35,245	34,654
4.750% due 02/20/2032	1,396	1,372
5.000% due 02/20/2016 - 02/01/2039	4,504	4,566
5.125% due 12/20/2015 - 10/20/2033	27,974	27,617
5.250% due 01/20/2028 - 03/20/2030	7,001	6,953
5.375% due 02/20/2017 - 05/20/2030	57,619	57,439
5.500% due 02/20/2018 - 01/01/2039	3,960	4,068
6.000% due 04/15/2009 - 01/01/2039	1,300,789	1,343,786
6.000% due 10/15/2034 - 04/15/2037 (m)	1,713	1,771
6.000% due 08/15/2038 (l)	49,383	51,049
6.250% due 03/16/2029	686	715
6.500% due 02/15/2009 - 07/15/2040	80,145	83,740
6.670% due 08/15/2040	911	925
6.750% due 06/20/2028 - 10/16/2040	44,642	48,348
7.000% due 01/15/2009 - 11/15/2032	6,816	7,212
7.250% due 07/16/2028	2	2
7.500% due 06/15/2009 - 03/15/2032	7,481	7,990
7.700% due 03/15/2041	6,501	6,786
7.750% due 12/20/2020 - 12/15/2040	1,573	1,643
8.000% due 10/15/2009 - 10/20/2031	1,061	1,132
8.250% due 04/15/2020	94	100
8.300% due 06/15/2019	19	20
8.500% due 09/15/2009 - 04/15/2031	1,081	1,167
9.000% due 05/15/2009 - 01/15/2031	1,069	1,153
9.250% due 12/20/2016	2	3
9.500% due 06/15/2009 - 07/15/2025	438	475
10.000% due 02/15/2013 - 02/15/2025	417	463
10.250% due 02/20/2019	9	10
10.500% due 12/15/2015 - 09/15/2021	95	107
11.000% due 04/15/2010 - 04/20/2019	11	12
11.500% due 04/15/2013 - 10/15/2015	10	11
12.000% due 11/15/2012 - 05/15/2016	70	79
13.000% due 12/15/2012	1	2
13.500% due 10/15/2012 - 09/15/2014	14	16
15.000% due 08/15/2011 - 11/15/2012	27	32
16.000% due 11/15/2011 - 05/15/2012	20	22
17.000% due 11/15/2011 - 12/15/2011	11	13

Small Business Administration
1.750% due 05/25/2025		26	25
2.625% due 05/25/2021 - 01/25/2022		138	136
2.750% due 03/25/2025 - 07/25/2025		89	88
2.850% due 01/25/2019 - 11/25/2024		159	157
3.870% due 01/01/2014		1,176	1,176
4.340% due 03/01/2024		232	230
4.504% due 02/01/2014		75	74
4.524% due 02/10/2013		11,052	11,105
4.684% due 09/10/2014		5,011	5,039
4.750% due 07/01/2025		1,049	1,057
4.754% due 08/10/2014		49	49
4.770% due 04/01/2024		1,006	1,015
4.870% due 12/01/2024		1,965	1,988
4.890% due 12/01/2023		1,273	1,291
4.930% due 01/01/2024		2,689	2,739
4.950% due 03/01/2025		2,318	2,356
4.980% due 11/01/2023		9,003	9,170
5.090% due 10/01/2025		869	881
5.110% due 04/01/2025 - 08/01/2025		1,985	2,032
5.130% due 09/01/2023		5,759	5,903
5.136% due 08/10/2013		643	657
5.160% due 02/01/2028		2,641	2,685
5.190% due 07/01/2024		348	358
5.290% due 12/01/2027		84,747	86,719
5.310% due 05/01/2027		453	465
5.340% due 11/01/2021		6,654	6,814
5.490% due 05/01/2028		29,380	30,297
5.680% due 06/01/2028		29,447	30,607
5.725% due 09/01/2018		50,000	50,858
5.780% due 08/01/2027		95	97
5.902% due 02/10/2018		594	607
5.950% due 05/01/2009		57	57
6.030% due 02/01/2012		6,369	6,548
6.340% due 03/01/2021		11,456	11,986
6.344% due 08/01/2011		501	517
6.640% due 02/01/2011		1,244	1,288
6.700% due 12/01/2016		2,962	3,101
6.900% due 12/01/2020		3,339	3,529
6.950% due 11/01/2016		752	790
7.060% due 11/01/2019		621	654
7.150% due 03/01/2017		1,468	1,544
7.190% due 12/01/2019		116	122
7.220% due 11/01/2020		773	821
7.449% due 08/01/2010		6,197	6,339
7.500% due 04/01/2017		677	716
7.540% due 08/10/2009		2,744	2,791
7.630% due 06/01/2020		5,856	6,252
7.640% due 03/10/2010		731	752
7.700% due 07/01/2016		93	99
8.017% due 02/10/2010		6,003	6,179
Tennessee Valley Authority
4.250% due 03/15/2013		180	179
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009		2,400	2,447
Vendee Mortgage Trust
0.445% due 06/15/2023 (b)		22,119	316
6.500% due 09/15/2024		15,891	17,430
6.810% due 01/15/2030		2,111	2,204

Total U.S. Government Agencies (Cost $111,344,777)			114,177,785

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (g)
1.625% due 01/15/2015		125,711	116,617
1.750% due 01/15/2028 (l)		173,451	160,307
1.875% due 07/15/2013 (l)		325,157	306,232
1.875% due 07/15/2015 (l)		203,025	191,842
2.000% due 04/15/2012		7,367	7,186
2.000% due 01/15/2014		39,460	37,401
2.000% due 01/15/2026		7,422	6,994
2.000% due 07/15/2014 (l)		409,412	387,310
2.000% due 01/15/2016 (l)		243,736	233,491
2.375% due 01/15/2017		2,363	2,345
2.375% due 01/15/2025		3,207	3,153
2.375% due 01/15/2027		3,223	3,239
2.500% due 07/15/2016		7,354	7,298
2.625% due 07/15/2017 (l)		303,741	311,359
3.000% due 07/15/2012 (l)		203,876	199,878
3.375% due 01/15/2012		1,220	1,207
3.875% due 04/15/2029		10,279	12,699
U.S. Treasury Notes
2.000% due 02/28/2010		3,000	3,055
2.000% due 11/30/2013		32,400	33,251
3.125% due 11/30/2009		2,800	2,870

Total U.S. Treasury Obligations (Cost $2,043,221)			2,027,734

MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
5.383% due 11/25/2035		1,738	1,108
5.414% due 01/25/2036		3,142	2,262
American Home Mortgage Assets
0.661% due 05/25/2046		53,399	21,108
0.661% due 09/25/2046		21,941	8,739
0.681% due 10/25/2046		33,867	11,858
2.956% due 02/25/2047		23,680	7,959
3.176% due 11/25/2046		112,107	38,149
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,607	1,119
4.390% due 02/25/2045		85,402	43,080
4.440% due 02/25/2045		40	23
4.985% due 09/25/2035		600	305
5.660% due 09/25/2045		9,317	4,431
Banc of America Commercial Mortgage, Inc.
4.342% due 03/11/2041		1,094	1,055
4.772% due 07/11/2043		59,895	57,630
5.414% due 09/10/2047		15,000	11,903
5.421% due 04/10/2049		163	151
5.492% due 02/10/2051		35,000	25,715
5.611% due 05/10/2045		170	163
5.634% due 07/10/2046		2,080	1,670
5.658% due 06/10/2049		9,750	7,161
5.688% due 04/10/2049		5,349	4,081
5.739% due 05/10/2045		28,900	23,693
5.745% due 02/10/2051		200	145
Banc of America Funding Corp.
0.798% due 05/20/2035		2,617	1,138
4.155% due 05/25/2035		145,107	103,778
4.420% due 11/20/2034		2,662	1,469
4.517% due 03/20/2035		5,248	3,717
4.622% due 02/20/2036		1,461	1,246
5.250% due 09/20/2034		200	168
5.357% due 11/20/2035		2,006	1,958
5.753% due 10/25/2036		2,400	1,540
5.756% due 03/20/2036		3,910	2,255
5.837% due 01/25/2037		1,900	914
5.884% due 03/20/2036		1,058	573
5.888% due 04/25/2037		4,600	2,954
5.979% due 10/20/2046		9,917	4,436
6.124% due 01/20/2047		476	256
Banc of America Mortgage Securities, Inc.
0.921% due 12/25/2033		2,172	2,103
3.994% due 07/25/2033		591	539
5.432% due 02/25/2036		6,373	4,505
5.500% due 11/25/2033		158	138
5.772% due 07/20/2032		1,454	1,022
6.500% due 10/25/2031		285	264
6.500% due 09/25/2033		14,367	13,797
BCAP LLC Trust
0.641% due 01/25/2037		119,282	48,957
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		411	348
4.468% due 05/25/2034		162	120
4.484% due 05/25/2033		2,320	2,082
4.531% due 08/25/2033		147	117
4.550% due 08/25/2035		651	535
4.558% due 11/25/2030		7,267	6,524
4.644% due 10/25/2033		72	63
4.660% due 11/25/2034		102	76
4.750% due 10/25/2035		104,036	97,236
4.785% due 08/25/2033		136	122
4.786% due 11/25/2034		1,971	1,488
4.853% due 01/25/2035		626	428
5.037% due 04/25/2033		573	458
5.086% due 09/25/2034		272	167
5.111% due 11/25/2034		3,451	3,204
5.176% due 01/25/2034		2,821	1,800
5.283% due 04/25/2033		5,496	5,107
5.409% due 04/25/2033		18,641	15,244
5.429% due 04/25/2033		587	483
5.451% due 01/25/2034		16	11
5.472% due 05/25/2047		56,018	32,485
5.605% due 02/25/2033		12,408	10,011
5.729% due 02/25/2036		6,907	3,697
6.079% due 02/25/2033		91	77
6.164% due 05/25/2034		22	15
6.272% due 01/25/2034		23	20
Bear Stearns Alt-A Trust
0.631% due 02/25/2034		7,156	3,309
0.671% due 02/25/2034		102	26
0.691% due 04/25/2035		4,728	2,024
0.691% due 12/25/2046		472	92
5.229% due 03/25/2035		39	21
5.291% due 01/25/2035		7,165	3,879
5.327% due 09/25/2034		428	208
5.364% due 05/25/2035		165,958	112,389
5.441% due 08/25/2036		9,100	3,715
5.495% due 09/25/2035		77,780	36,292
5.552% due 02/25/2034		9,799	6,704
5.835% due 02/25/2036		3,259	1,612
5.849% due 01/25/2036		35,708	21,295
5.880% due 03/25/2036		3,931	1,813
5.892% due 11/25/2036		1,009	479
6.250% due 08/25/2036		197	89
Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035		344	334
4.980% due 02/11/2041		400	330
5.060% due 11/15/2016		3,723	3,632
5.116% due 02/11/2041		500	404
5.151% due 10/12/2042		25,000	21,637
5.243% due 12/11/2038		2,600	1,237
5.331% due 02/11/2044		21,525	16,655
5.405% due 12/11/2040		19,685	16,797
5.456% due 03/11/2039		13,650	11,688
5.471% due 01/12/2045		30,000	23,224
5.694% due 06/11/2050		20,000	14,953
5.700% due 06/11/2050		36,100	26,891
5.712% due 06/11/2040		31,266	24,441
5.817% due 05/14/2016		1,300	1,306
6.440% due 06/16/2030		498	496
7.000% due 05/20/2030		30,699	29,810
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		217	187
Bear Stearns Mortgage Securities, Inc.
4.804% due 06/25/2030		194	195
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		6,995	4,396
5.761% due 12/26/2046		7,355	5,125
CC Mortgage Funding Corp.
0.651% due 05/25/2036		5,298	4,226
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		23,056	14,710
6.000% due 09/25/2036		275	119
Chaseflex Trust
5.500% due 06/25/2035		50	40
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033		250	185
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021		8	7
5.700% due 12/10/2049		600	358
6.096% due 12/10/2049		21,000	16,281
Citigroup Mortgage Loan Trust, Inc.
0.541% due 01/25/2037		2,524	2,166
1.271% due 08/25/2035		4,227	3,478
4.050% due 08/25/2035		3,389	2,556
4.098% due 08/25/2035		17,274	14,685
4.248% due 08/25/2035		95,888	78,546
4.684% due 08/25/2035		114,125	95,141
4.700% due 12/25/2035		59,341	43,123
5.664% due 07/25/2046		16,386	8,353
5.702% due 12/25/2035		5,834	3,231
6.014% due 09/25/2037		108,501	57,750
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		16,705	11,714
5.617% due 10/15/2048		1,000	800
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		5,065	4,163
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		492	491
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031		19	19
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		145	132
Commercial Mortgage Pass-Through Certificates
1.540% due 02/16/2034		17,271	15,265
1.540% due 07/16/2034		1,090	899
2.110% due 02/05/2019		500	397
5.306% due 12/10/2046		137,853	101,036
Countrywide Alternative Loan Trust
0.588% due 09/20/2046		24	24
0.641% due 01/25/2037		4,100	1,500
0.658% due 05/20/2046		2,044	1,810
0.661% due 09/25/2046		47,723	18,690
0.671% due 05/25/2036		3,805	1,544
0.681% due 05/25/2035		426	196
0.681% due 07/25/2046		8,942	3,898
0.702% due 12/20/2046		122,982	53,629
0.718% due 07/20/2046		55,354	22,752
0.721% due 09/25/2046		1,000	115
0.721% due 10/25/2046		632	132
0.731% due 07/25/2046		800	82
0.741% due 05/25/2036		687	181
0.751% due 02/25/2037		348	173
0.821% due 09/25/2035		3,813	1,727
0.821% due 05/25/2037		442	179
3.256% due 12/25/2035		398	196
3.256% due 02/25/2036		18	8
3.356% due 08/25/2035		671	271
3.756% due 11/25/2035		3,230	1,645
4.296% due 11/25/2035		41	22
4.500% due 06/25/2035		584	568
5.000% due 08/25/2019		693	626
5.250% due 06/25/2035		3,390	2,266
5.414% due 10/25/2035		1,581	1,232
5.750% due 03/25/2037		3,000	1,320
5.886% due 11/25/2035		3,735	1,791
5.894% due 02/25/2037		48,617	26,227
6.000% due 10/25/2032		3,499	3,122
6.000% due 01/25/2037		19,745	10,669
6.000% due 02/25/2037		2,907	1,618
6.250% due 12/25/2033		30	26
6.250% due 11/25/2036		3,317	2,280
6.250% due 08/25/2037		8,684	4,304
6.500% due 05/25/2036		10,963	5,374
Countrywide Home Loan Mortgage Pass-Through Trust
0.701% due 05/25/2035		19,974	9,839
0.761% due 04/25/2035		23,946	11,784
0.791% due 03/25/2035		506	230
0.801% due 02/25/2035		1,799	916
0.811% due 02/25/2035		24	12
0.811% due 06/25/2035		8,646	5,878
0.811% due 03/25/2036		1,105	273
0.821% due 02/25/2036		620	141
0.851% due 09/25/2034		49	23
0.871% due 08/25/2018		4,385	4,214
3.948% due 07/25/2034		8,147	6,200
4.121% due 11/19/2033		1,591	1,267
4.730% due 02/20/2035		13	8
4.789% due 11/25/2034		3,229	2,017
4.812% due 04/20/2035		33	24
5.231% due 01/20/2035		2,060	1,320
5.250% due 02/20/2036		53,338	29,218
5.310% due 10/19/2032		8	7
5.367% due 10/20/2035		4,033	2,084
5.418% due 02/25/2047		3,450	1,508
5.500% due 11/25/2035		15,615	9,140
5.542% due 04/20/2036		3,239	1,879
5.603% due 03/25/2037		3,324	1,516
5.610% due 02/20/2036		939	493
5.750% due 07/19/2031		27	27
5.765% due 05/20/2036		6,093	3,049
6.086% due 09/25/2047		11,234	5,773
6.500% due 01/25/2034		589	547
7.500% due 06/25/2035		591	501
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		4,200	2,535
5.467% due 09/15/2039		37,300	27,561
5.579% due 04/25/2037		2,100	1,460
5.658% due 03/15/2039		14,987	12,247
5.695% due 09/15/2040		19,365	12,871
5.863% due 02/25/2037		4,600	2,241
CS First Boston Mortgage Securities Corp.
3.091% due 03/25/2032		949	704
4.106% due 12/15/2035		9,285	8,634
4.490% due 04/25/2034		47,682	33,884
4.626% due 08/25/2033		201	164
5.047% due 07/25/2033		27	23
5.357% due 06/25/2032		15	12
5.414% due 06/25/2032		43	26
5.545% due 05/25/2032		63	51
6.495% due 05/25/2032		165	193
6.500% due 04/25/2033		2,477	2,134
7.170% due 05/17/2040		1,750	1,745
7.290% due 09/15/2041		182	182
7.500% due 12/25/2032		5	4
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		3,500	1,428
5.720% due 09/25/2036		4,000	2,163
6.172% due 06/25/2036		5,000	3,546
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		4,100	2,919
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 12/25/2036		16,253	15,733
0.541% due 01/25/2047		85	75
0.551% due 03/25/2037		1,411	1,344
0.561% due 08/25/2037		15,870	14,127
0.621% due 02/25/2047		19,998	7,793
5.050% due 09/25/2035		26	24
5.500% due 12/25/2035		4,100	2,220
5.587% due 10/25/2035		2,826	1,561
5.869% due 10/25/2036		3,800	2,193
5.886% due 10/25/2036		3,800	1,925
6.005% due 10/25/2036		6,378	5,110
6.300% due 07/25/2036		4,200	2,005
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		290	289
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)		227	206
8.000% due 03/25/2022		18	18
Downey Savings & Loan Association Mortgage Loan Trust
0.761% due 04/19/2048		2,315	483
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		23	25
First Horizon Alternative Mortgage Securities
0.971% due 06/25/2035		25,357	12,000
6.250% due 08/25/2037		3,096	2,354
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033		23	23
5.354% due 08/25/2035		169	120
First Nationwide Trust
6.750% due 08/21/2031		2,135	2,133
First Republic Mortgage Loan Trust
0.951% due 06/25/2030		2,122	1,753
1.495% due 08/15/2032		381	307
1.545% due 11/15/2031		198	146
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		190	183
Fund America Investors Corp. II
5.115% due 06/25/2023		254	248
6.038% due 06/25/2023		7	7
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		21,347	20,669
5.334% due 11/10/2045		2,700	2,245
6.496% due 01/15/2033		1,987	1,954
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		600	564
6.957% due 09/15/2035		1,972	1,954
7.455% due 08/16/2033		1,809	1,807
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		446	452
8.950% due 08/20/2017		42	46
Government Lease Trust
4.000% due 05/18/2011		39,915	38,975
6.480% due 05/18/2011		7,425	7,540
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		1,794	1,443
0.551% due 01/25/2047		1,872	1,722
0.671% due 10/25/2046		1,000	164
0.671% due 12/25/2046		900	99
0.691% due 06/25/2045		749	339
0.741% due 04/25/2036		850	274
0.741% due 11/25/2045		804	371
0.811% due 10/25/2046		900	69
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		80,416	61,452
GS Mortgage Securities Corp. II
1.966% due 03/06/2020		2,660	1,963
2.271% due 05/03/2018		100	95
5.560% due 11/10/2039		2,220	1,768
5.799% due 08/10/2045		309,700	225,724
6.044% due 08/15/2018		8,501	8,349
6.615% due 02/14/2016		1,800	1,879
6.624% due 05/03/2018		55,900	57,854
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		7,529	6,149
GSR Mortgage Loan Trust
0.821% due 01/25/2034		100	77
4.387% due 12/25/2034		2,147	1,345
4.496% due 03/25/2033		101	86
4.524% due 06/25/2034		77	57
4.540% due 09/25/2035		102,305	75,592
4.586% due 09/25/2035		58,080	44,669
5.244% due 11/25/2035		202,089	150,716
5.346% due 11/25/2035		3,693	2,292
5.500% due 03/25/2035		150	123
6.000% due 03/25/2032		128	115
GSRPM Mortgage Loan Trust
1.171% due 01/25/2032		1,826	1,549
Harborview Mortgage Loan Trust
0.698% due 08/21/2036		10,083	4,105
0.711% due 04/19/2038		33,765	13,570
0.731% due 01/25/2047		9,196	3,674
0.761% due 07/19/2046		53,031	21,608
0.771% due 01/19/2038		9,808	3,920
0.781% due 09/19/2046		12,954	5,305
0.801% due 05/19/2035		418	196
0.821% due 03/19/2036		19,786	8,446
0.848% due 06/20/2035		1,983	953
0.931% due 01/19/2035		4,142	2,098
0.951% due 02/19/2034		13	10
1.471% due 11/25/2047		5,434	2,267
3.938% due 06/19/2034		14,989	9,838
5.129% due 05/19/2033		209	165
5.218% due 07/19/2035		363	188
5.908% due 08/19/2036		9,323	4,793
Homebanc Mortgage Trust
0.651% due 12/25/2036		4,767	1,867
5.805% due 04/25/2037		4,168	2,709
5.892% due 04/25/2037		4,100	1,381
Impac CMB Trust
2.395% due 07/25/2033		1,840	1,445
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		258	240
0.561% due 11/25/2036		8,716	7,649
Indymac ARM Trust
4.436% due 01/25/2032		726	521
4.446% due 01/25/2032		221	221
4.947% due 08/25/2031		495	426
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		19,616	8,480
Indymac INDA Mortgage Loan Trust
5.909% due 08/25/2036		4,100	1,961
Indymac INDB Mortgage Loan Trust
0.771% due 11/25/2035		1,720	782
Indymac Index Mortgage Loan Trust
0.571% due 01/25/2037		19	18
0.661% due 09/25/2046		37,108	15,045
0.671% due 11/25/2046		1,104	172
0.671% due 06/25/2047		20,506	8,992
0.711% due 07/25/2035		5,867	2,626
0.771% due 06/25/2037		3,255	1,517
1.251% due 05/25/2034		41	26
4.998% due 01/25/2036		16,273	8,631
5.000% due 08/25/2035		4,108	1,609
5.055% due 12/25/2034		2,867	1,972
5.099% due 09/25/2035		3,544	1,704
5.279% due 06/25/2035		3,559	2,037
5.284% due 01/25/2035		402	235
5.339% due 01/25/2036		2,104	1,472
5.404% due 09/25/2035		3,858	1,599
5.481% due 10/25/2035		1,914	954
5.644% due 04/25/2037		22,182	9,915
5.947% due 04/25/2037		47,806	23,024
5.948% due 06/25/2036		2,900	1,624
Indymac Loan Trust
0.751% due 07/25/2009		3	2
JPMorgan Chase Commercial Mortgage Securities Corp.
3.890% due 01/12/2037		609	601
4.575% due 07/15/2042		7,108	6,527
4.824% due 09/12/2037		16,300	13,887
4.851% due 08/15/2042		45	41
5.050% due 12/12/2034		10,000	9,057
5.273% due 02/12/2051		33	31
5.336% due 05/15/2047		198,231	149,310
5.420% due 01/15/2049		67,459	47,900
5.429% due 12/12/2043		500	381
5.440% due 06/12/2047		27,850	20,182
5.730% due 02/12/2049		4,250	3,099
5.747% due 02/12/2049		51,543	38,032
5.794% due 02/12/2051		200	146
5.819% due 06/15/2049		57,970	41,230
5.857% due 10/12/2035		220	210
5.882% due 02/15/2051		52,940	37,817
JPMorgan Commercial Mortgage Finance Corp.
7.371% due 08/15/2032		897	896
JPMorgan Mortgage Trust
4.375% due 11/25/2033		57	46
4.767% due 07/25/2035		4,123	2,872
4.799% due 02/25/2034		5,334	4,027
4.876% due 04/25/2035		2,243	1,731
5.003% due 07/25/2035		46,208	29,797
5.024% due 02/25/2035		3,214	2,417
5.026% due 02/25/2036		14,222	12,485
5.115% due 10/25/2035		3,723	1,977
5.368% due 08/25/2035		3,700	2,188
5.400% due 11/25/2035		3,351	2,535
5.500% due 10/25/2035		2,698	1,661
5.790% due 04/25/2037		155	108
LB Mortgage Trust
8.441% due 01/20/2017		12,732	12,861
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027		152	152
4.553% due 07/15/2030		63	59
4.563% due 09/15/2026		14,000	13,364
5.424% due 02/15/2040		21,400	15,942
5.430% due 02/15/2040		51,669	37,294
5.866% due 09/15/2045		23,730	16,866
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		739	553
Lehman XS Trust
0.551% due 07/25/2046		18	18
Luminent Mortgage Trust
0.641% due 12/25/2036		26,417	11,648
0.651% due 12/25/2036		13,199	5,344
0.671% due 10/25/2046		9,682	3,983
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		17,343	6,827
0.711% due 05/25/2037		3,960	1,737
0.771% due 05/25/2047		1,000	94
3.788% due 11/21/2034		11,895	7,698
5.193% due 05/25/2034		128	80
6.180% due 10/25/2032		2,980	2,512
MASTR Alternative Loans Trust
0.871% due 03/25/2036		16,349	5,153
MASTR Asset Securitization Trust
5.500% due 09/25/2033		4,729	4,478
MASTR Seasoned Securities Trust
6.198% due 09/25/2017		22,432	21,514
6.500% due 08/25/2032		42,925	40,324
Mellon Residential Funding Corp.
1.545% due 11/15/2031		17,641	13,514
1.635% due 12/15/2030		4,022	3,211
1.675% due 06/15/2030		2,623	2,167
2.075% due 11/15/2031		303	227
4.379% due 10/20/2029		11,653	10,499
Merrill Lynch Alternative Note Asset
0.771% due 03/25/2037		5,200	1,431
5.625% due 06/25/2037		4,516	1,772
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		8,700	7,323
5.172% due 12/12/2049		10,415	7,864
5.378% due 08/12/2048		4,000	2,969
5.485% due 03/12/2051		31,760	21,966
5.700% due 09/12/2049		18,165	12,645
5.749% due 06/12/2050		29,150	20,787
5.957% due 08/12/2049		9,600	7,373
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037		22,497	16,075
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		77	41
0.721% due 08/25/2036		2,273	1,080
4.229% due 08/25/2034		5,338	3,657
4.852% due 02/25/2034		26	22
4.869% due 06/25/2035		19,028	14,517
4.910% due 12/25/2032		103	95
4.986% due 05/25/2033		35	32
5.297% due 05/25/2033		1,698	1,249
5.541% due 02/25/2033		52	44
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		2,767	1,988
0.801% due 06/25/2028		3,793	2,580
1.575% due 03/15/2025		197	140
2.395% due 10/25/2035		2,142	1,595
3.819% due 10/25/2035		161,767	123,498
4.917% due 01/25/2029		10	7
4.957% due 04/25/2035		2,106	1,427
Morgan Stanley Capital I
1.255% due 10/15/2020		53,453	40,831
5.332% due 12/15/2043		26,720	20,183
5.387% due 03/12/2044		500	406
5.447% due 02/12/2044		50	37
5.569% due 12/15/2044		26,700	19,664
5.692% due 04/15/2049		3,600	2,713
5.809% due 12/12/2049		69,485	52,247
5.881% due 06/11/2049		18,750	13,951
6.160% due 04/03/2014		585	584
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		26,500	24,036
5.500% due 04/25/2017		35	35
5.720% due 12/18/2032		11,680	11,530
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		6,485	4,982
5.701% due 02/25/2047		3,400	2,371
6.445% due 06/25/2036		41,656	17,638
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		381	211
5.549% due 02/25/2036		2,242	1,002
5.820% due 03/25/2047		3,300	2,253
6.138% due 03/25/2047		3,000	1,618
7.000% due 02/19/2030		2,686	2,792
Nomura Asset Securities Corp.
6.590% due 03/15/2030		58	58
Ocwen Residential MBS Corp.
7.000% due 10/25/2040		329	79
Opteum Mortgage Acceptance Corp.
0.561% due 04/25/2036		102	98
0.731% due 07/25/2035		3,808	3,152
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		31	31
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)		0	2
Prime Mortgage Trust
0.871% due 02/25/2019		2,454	2,326
0.871% due 02/25/2034		14,078	12,305
5.000% due 02/25/2019		101	93
Provident Funding Mortgage Loan Trust
3.913% due 10/25/2035		13,387	10,422
4.507% due 04/25/2034		13,891	10,720
Prudential-Bache CMO Trust
8.400% due 03/20/2021		298	304
RAAC Series 2005-SP1
5.000% due 09/25/2034		7,128	6,901
Regal Trust IV
4.193% due 09/29/2031		1,275	995
Resecuritization Mortgage Trust
0.721% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
0.571% due 09/25/2046		13,157	9,184
0.651% due 06/25/2046		178,386	73,091
0.721% due 08/25/2037		14,319	5,719
0.776% due 09/25/2046		500	47
5.309% due 08/25/2035		2,797	1,365
5.669% due 09/25/2035		2,960	1,639
5.714% due 02/25/2036		3,209	1,628
6.000% due 06/25/2036		243	150
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031		466	477
Residential Asset Securitization Trust
0.871% due 01/25/2046		35,326	15,935
0.921% due 12/25/2036		1,175	525
5.750% due 02/25/2036		2,827	1,905
6.250% due 10/25/2036		1,700	675
Residential Funding Mortgage Securities I
0.871% due 07/25/2018		543	342
5.210% due 09/25/2035		340	212
6.500% due 03/25/2032		887	850
Salomon Brothers Mortgage Securities VII, Inc.
0.971% due 05/25/2032		146	130
4.865% due 03/18/2036		80	73
5.045% due 03/18/2036		40	36
5.524% due 12/25/2030		132	119
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		212	212
Sears Mortgage Securities
12.000% due 02/25/2014		61	61
Securitized Asset Sales, Inc.
5.759% due 11/26/2023		138	121
Sequoia Mortgage Trust
0.858% due 07/20/2033		585	418
0.931% due 10/19/2026		331	262
1.168% due 06/20/2033		62	43
4.474% due 04/20/2035		39,241	29,467
5.709% due 01/20/2047		8,787	5,872
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030		1,200	902
Structured Adjustable Rate Mortgage Loan Trust
0.691% due 05/25/2037		233	101
0.711% due 06/25/2035		2,153	1,215
3.453% due 01/25/2035		262	114
4.978% due 03/25/2034		2,159	1,345
5.190% due 12/25/2034		205	149
5.192% due 09/25/2034		2,957	2,322
5.246% due 05/25/2036		4,100	1,206
5.291% due 08/25/2034		792	487
5.365% due 02/25/2034		2,597	1,584
5.373% due 11/25/2035		2,077	1,122
5.422% due 09/25/2036		4,100	1,520
5.450% due 01/25/2036		11,963	7,436
5.678% due 06/25/2035		5,913	4,055
5.950% due 02/25/2036		3,532	1,679
6.000% due 03/25/2036		3,485	1,700
6.000% due 10/25/2037		3,071	1,277
Structured Asset Mortgage Investments, Inc.
0.541% due 08/25/2036		1,983	1,869
0.571% due 09/25/2047		176	162
0.591% due 08/25/2036		26,290	10,560
0.601% due 03/25/2037		10	4
0.641% due 03/25/2037		52	11
0.661% due 06/25/2036		2,249	942
0.661% due 07/25/2046		58,190	25,480
0.681% due 04/25/2036		192	79
0.681% due 08/25/2036		5,570	2,222
0.681% due 05/25/2046		246	105
0.691% due 05/25/2036		75	30
0.691% due 05/25/2046		19,866	7,989
0.691% due 09/25/2047		300	55
0.701% due 05/25/2045		214	102
0.731% due 05/25/2046		646	174
0.771% due 08/25/2036		1,100	140
0.781% due 12/25/2035		9,899	4,683
0.831% due 07/19/2035		441	289
0.871% due 07/19/2034		46	26
0.911% due 09/19/2032		11,391	8,057
0.911% due 10/19/2034		554	292
0.931% due 03/19/2034		18	11
1.001% due 10/19/2033		982	694
5.227% due 05/25/2022		1,819	1,680
5.632% due 04/30/2030		2	1
Structured Asset Securities Corp.
0.521% due 05/25/2036		912	830
4.687% due 02/25/2032		2,165	1,736
5.048% due 10/25/2035		160	116
5.116% due 05/25/2032		304	278
5.221% due 01/25/2032		2,252	1,758
5.250% due 12/25/2034		9,070	8,249
5.376% due 07/25/2032		1,055	640
5.407% due 03/25/2033		9,343	5,771
5.529% due 01/25/2034		1,638	1,011
8.641% due 04/15/2027		66	66
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024		39	39
TBW Mortgage-Backed Pass-Through Certificates
0.581% due 01/25/2037		3,341	3,106
5.630% due 01/25/2037		1,600	812
5.970% due 09/25/2036		5,000	3,453
6.014% due 07/25/2037		3,300	2,274
6.080% due 09/25/2036		2,032	1,994
6.500% due 07/25/2036		13,851	6,788
Thornburg Mortgage Securities Trust
0.576% due 05/25/2046		16,896	15,364
0.591% due 09/25/2046		20,941	17,384
5.315% due 10/25/2043		1,847	1,377
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,014
6.800% due 01/25/2028		1,145	1,160
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021		2,745	2,101
1.598% due 06/15/2049		184,300	60,428
5.308% due 11/15/2048		41,775	31,432
5.342% due 12/15/2043		194,250	127,725
5.416% due 01/15/2045		2,300	1,793
5.509% due 04/15/2047		58,608	42,364
5.678% due 05/15/2046		60	44
5.705% due 05/15/2043		50	39
5.740% due 05/15/2043		655	524
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035		2,201	1,459
WaMu Mortgage Pass-Through Certificates
0.691% due 07/25/2046		801	455
0.701% due 04/25/2045		656	311
0.731% due 11/25/2045		5,837	2,873
0.741% due 12/25/2045		67	32
0.761% due 08/25/2045		50	49
0.761% due 10/25/2045		41,973	23,013
0.781% due 01/25/2045		27	14
0.791% due 01/25/2045		716	362
0.851% due 11/25/2045		5,581	4,975
0.881% due 11/25/2045		800	184
0.881% due 12/25/2045		800	158
1.011% due 12/25/2027		2,600	2,158
1.111% due 12/25/2027		26,138	22,170
1.808% due 11/25/2034		1,628	851
1.928% due 11/25/2034		1,679	563
2.956% due 02/25/2047		62,408	23,251
2.956% due 03/25/2047		55,007	20,521
2.996% due 01/25/2047		25,168	9,307
3.016% due 04/25/2047		37,706	16,604
3.066% due 07/25/2047		1,361	556
3.076% due 12/25/2046		23,292	8,752
3.236% due 06/25/2046		46,614	20,330
3.256% due 02/25/2046		149	63
3.456% due 11/25/2042		270	223
3.656% due 06/25/2042		1,963	1,438
3.656% due 08/25/2042		251	177
3.680% due 05/25/2041		37	32
3.756% due 11/25/2046		2,396	1,652
4.138% due 08/25/2034		199	152
4.229% due 03/25/2034		743	610
4.269% due 10/25/2046		33,883	13,574
4.375% due 02/27/2034		1,316	1,068
4.565% due 06/25/2033		12,965	11,663
4.625% due 05/25/2046		3,429	1,914
5.339% due 01/25/2037		17,713	10,002
5.449% due 02/25/2037		65,108	38,893
5.526% due 04/25/2037		12,545	6,628
5.605% due 12/25/2036		11,226	6,503
5.606% due 12/25/2036		37,328	18,580
5.612% due 03/25/2033		77	77
5.653% due 05/25/2037		27,571	18,554
5.706% due 02/25/2037		33,870	18,519
5.862% due 02/25/2037		44,774	31,526
5.929% due 09/25/2036		19,166	11,107
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.226% due 05/25/2046		12,526	5,358
6.268% due 07/25/2036		2,400	1,038
Washington Mutual MSC Mortgage Pass-Through Certificates
5.051% due 06/25/2033		10,695	9,390
5.056% due 02/25/2031		65	64
5.231% due 01/25/2035		1,470	798
5.541% due 05/25/2033		343	195
5.858% due 02/25/2033		82	66
6.500% due 06/25/2032		32	31
Wells Fargo Mortgage-Backed Securities Trust
0.971% due 07/25/2037		9,781	4,367
3.741% due 09/25/2034		31,724	23,217
4.161% due 12/25/2034		4,933	3,530
4.304% due 05/25/2035		14,992	13,322
4.359% due 07/25/2035		49,792	23,705
4.500% due 11/25/2018		123	116
4.616% due 06/25/2035		10,354	8,224
4.727% due 07/25/2034		77	69
4.748% due 03/25/2036		6,427	4,119
4.950% due 03/25/2036		228,068	149,755
4.963% due 01/25/2035		18	14
4.999% due 10/25/2035		1,003	764
5.205% due 04/25/2036		152	102
5.775% due 04/25/2036		2,016	739
Total Mortgage-Backed Securities (Cost $7,016,894)			5,284,502

ASSET-BACKED SECURITIES 2.8%
Accredited Mortgage Loan Trust
0.511% due 09/25/2036		232	227
0.521% due 02/25/2037		6,199	5,483
ACE Securities Corp.
0.521% due 07/25/2036		1,492	1,476
0.521% due 08/25/2036		5	5
AFC Home Equity Loan Trust
1.181% due 12/22/2027		17	10
American Express Credit Account Master Trust
2.145% due 08/15/2012		394,300	376,281
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011		44	42
Ameriquest Mortgage Securities, Inc.
0.701% due 11/25/2035		789	627
0.901% due 10/25/2033		73	27
Amortizing Residential Collateral Trust
0.741% due 06/25/2032		306	211
0.761% due 07/25/2032		66	43
Argent Securities, Inc.
0.521% due 09/25/2036		251	247
0.521% due 10/25/2036		3,909	3,731
0.671% due 10/25/2035		5,492	4,809
Asset-Backed Funding Certificates
0.531% due 10/25/2036		1,136	1,106
0.531% due 11/25/2036		345	326
0.821% due 06/25/2034		1,681	870
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036		104	101
0.551% due 05/25/2037		8,587	7,116
0.631% due 05/25/2035		4	4
0.631% due 06/25/2035		2,235	2,162
0.746% due 09/25/2034		84	66
BA Credit Card Trust
1.205% due 02/15/2013		100	91
1.225% due 11/15/2013		19,860	17,258
1.395% due 01/15/2013		35,000	32,054
1.415% due 04/16/2012		955	912
1.775% due 04/15/2013		171,810	156,240
2.395% due 12/16/2013		4,100	3,650
Bank One Issuance Trust
1.445% due 05/16/2016		500	385
Bay View Auto Trust
5.010% due 06/25/2014		37	37
Bear Stearns Asset-Backed Securities Trust
0.511% due 02/25/2037		5,988	5,432
0.521% due 11/25/2036		1,619	1,455
0.531% due 05/25/2036		289	279
0.531% due 01/25/2037		957	842
0.541% due 12/25/2036		9,395	8,246
0.621% due 01/25/2037		24,846	20,948
0.661% due 01/25/2047		487	401
0.871% due 10/27/2032		2,897	2,253
0.921% due 03/25/2043		136	132
0.971% due 11/25/2042		950	667
1.111% due 12/25/2034		9	8
1.131% due 10/25/2032		7,122	4,228
5.280% due 10/25/2036		242	185
5.575% due 06/25/2043		2,433	1,663
BNC Mortgage Loan Trust
0.571% due 05/25/2037		1,539	1,123
Bravo Mortgage Asset Trust
0.601% due 07/25/2036		450	443
Brazos Student Finance Corp.
1.010% due 06/01/2023		1,904	1,881
Capital Auto Receivables Asset Trust
1.895% due 09/15/2010		658	647
2.115% due 03/15/2011		54,500	52,783
2.645% due 10/15/2012		41,600	37,114
Carrington Mortgage Loan Trust
0.521% due 08/25/2036		857	848
0.521% due 10/25/2036		938	904
0.521% due 01/25/2037		86	80
0.791% due 10/25/2035		1,954	1,691
Cendant Mortgage Corp.
5.988% due 07/25/2043		1,638	1,552
Centex Home Equity
0.571% due 06/25/2036		3,902	3,738
Chase Funding Mortgage Loan Asset-Backed Certificates
0.971% due 03/25/2032		1	1
1.111% due 08/25/2032		1,521	1,352
1.211% due 10/25/2032		96	83
Chase Issuance Trust
1.185% due 07/15/2011		1,700	1,669
1.195% due 04/16/2012		800	745
1.445% due 09/15/2011		51,100	49,358
1.645% due 01/15/2012		5,600	5,316
1.845% due 11/15/2011		24,400	23,370
1.945% due 08/17/2015		2,100	1,668
2.095% due 05/16/2011		30,000	29,559
3.496% due 09/15/2015		3,600	2,975
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033		7	5
Citibank Credit Card Issuance Trust
1.515% due 03/22/2012		589	551
3.611% due 07/25/2011		1,345	1,309
4.850% due 04/22/2015		125	111
Citibank Omni Master Trust
1.608% due 12/23/2013		3,200	2,906
Citigroup Mortgage Loan Trust, Inc.
0.511% due 09/25/2036		690	670
0.531% due 01/25/2037		456	434
0.531% due 05/25/2037		3,128	2,514
0.531% due 07/25/2045		410	318
0.541% due 12/25/2036		930	869
0.541% due 05/25/2037 (q)		21,939	15,808
5.764% due 01/25/2037		2,600	1,910
Community Program Loan Trust
4.500% due 10/01/2018		5,888	5,902
4.500% due 04/01/2029		26,000	24,131
Conseco Finance
1.645% due 05/15/2032		145	119
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		275	222
Conseco Financial Corp.
6.240% due 12/01/2028		33	25
6.480% due 12/01/2030		4	4
6.870% due 04/01/2030		778	515
7.140% due 01/15/2029		82	67
Countrywide Asset-Backed Certificates
0.501% due 01/25/2046		3,453	3,417
0.521% due 03/25/2037		10,129	9,728
0.521% due 05/25/2037		13,662	12,723
0.521% due 07/25/2037		2,287	2,088
0.521% due 08/25/2037		46,830	42,083
0.521% due 12/25/2046		1,036	1,008
0.521% due 03/25/2047		1,745	1,682
0.521% due 05/25/2047		462	427
0.521% due 06/25/2047		4,698	4,310
0.551% due 06/25/2037		16,500	15,213
0.551% due 10/25/2047		1,313	1,151
0.581% due 10/25/2046		3,163	2,922
0.631% due 02/25/2036		3,951	3,690
0.811% due 12/25/2036		118	66
0.951% due 12/25/2031		3	1
1.211% due 05/25/2032		15	11
Credit-Based Asset Servicing & Securitization LLC
0.511% due 05/25/2036		26	26
0.531% due 11/25/2036		765	665
0.541% due 01/25/2037		100	67
0.591% due 07/25/2037		264	239
1.571% due 04/25/2032		546	313
CS First Boston Mortgage Securities Corp.
0.721% due 01/25/2043		22	19
0.841% due 08/25/2032		1,556	589
1.091% due 01/25/2032		792	395
1.171% due 07/25/2032		52	35
Daimler Chrysler Auto Trust
2.806% due 07/08/2011		15,000	14,502
3.356% due 09/10/2012		6,140	5,462
5.000% due 02/08/2012		50	48
5.020% due 07/08/2010		68	68
Delta Funding Home Equity Loan Trust
2.015% due 09/15/2029		210	152
Denver Arena Trust
6.940% due 11/15/2019		2,367	2,408
Discover Card Master Trust I
1.570% due 10/16/2013		400	350
Equity One Asset-Backed Securities, Inc.
1.031% due 11/25/2032		154	86
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025		2	2
First Alliance Mortgage Loan Trust
1.268% due 03/20/2031		1,042	823
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 01/25/2038		1,244	1,150
0.521% due 10/25/2036		10,708	9,842
0.521% due 11/25/2036		4,493	4,069
0.521% due 03/25/2037		6,371	5,908
0.541% due 12/25/2036		6,968	6,259
0.541% due 12/25/2037		1,683	1,578
0.561% due 07/25/2036		24,261	21,035
0.841% due 12/25/2034		592	359
FMAC Loan Receivables Trust
6.500% due 09/15/2020		22	16
7.900% due 04/15/2019		20	16
Ford Credit Auto Owner Trust
1.795% due 07/15/2010		2,158	2,107
2.095% due 01/15/2011		82,400	79,989
2.395% due 12/15/2010		7,237	7,063
2.615% due 06/15/2012		59,500	54,024
4.950% due 03/15/2013		25	22
Franklin Auto Trust
1.508% due 10/20/2011		86,761	83,602
2.088% due 06/20/2012		28,900	26,054
Fremont Home Loan Trust
0.521% due 10/25/2036		9,172	8,332
0.541% due 02/25/2037		87	85
0.581% due 02/25/2036		672	611
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	65
GSAA Trust
0.771% due 03/25/2037		6,200	1,857
0.771% due 05/25/2047		1,000	204
GSAMP Trust
0.511% due 08/25/2036		6	6
0.511% due 10/25/2046		569	535
0.541% due 01/25/2036		331	325
0.541% due 09/25/2036		1,965	1,889
0.541% due 12/25/2036		210	152
0.561% due 11/25/2035		907	308
0.761% due 03/25/2034		587	569
1.321% due 02/25/2047		163,201	137,620
GSR Mortgage Loan Trust
0.571% due 11/25/2030		1	1
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		4,242	4,053
0.658% due 03/20/2036		10,733	7,565
0.798% due 01/20/2034		15,188	10,457
0.858% due 09/20/2033		717	537
Home Equity Asset Trust
0.531% due 05/25/2037		16,552	13,817
1.071% due 11/25/2032		154	59
HSBC Asset Loan Obligation
0.531% due 12/25/2036		1,367	1,259
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		40,078	35,610
0.531% due 05/25/2037		218	176
IMC Home Equity Loan Trust
5.662% due 07/25/2026		70	70
7.310% due 11/20/2028		36	36
7.500% due 04/25/2026		36	36
7.520% due 08/20/2028		30	25
Indymac Residential Asset-Backed Trust
0.521% due 11/25/2036		444	436
0.531% due 04/25/2037		1,046	979
0.551% due 07/25/2037		177	157
JPMorgan Mortgage Acquisition Corp.
0.511% due 08/25/2036		1,844	1,795
0.521% due 07/25/2036		4,943	4,532
0.521% due 08/25/2036		77	71
0.521% due 10/25/2036		5,867	5,225
0.531% due 05/25/2037		14,849	11,642
0.531% due 03/25/2047		3,024	2,382
0.551% due 08/25/2036		7,478	6,718
0.561% due 10/25/2036		440	388
LA Arena Funding LLC
7.656% due 12/15/2026		241	211
Lehman ABS Mortgage Loan Trust
0.561% due 06/25/2037		13,912	13,162
Lehman XS Trust
0.541% due 05/25/2046		275	266
0.551% due 06/25/2046		4,568	4,433
0.551% due 08/25/2046		2,759	2,734
0.561% due 05/25/2046		3,020	2,976
Long Beach Mortgage Loan Trust
0.511% due 07/25/2036		553	548
0.511% due 11/25/2036		1,638	1,544
0.531% due 10/25/2036		148	141
0.611% due 11/25/2035		414	408
0.651% due 08/25/2035		245	232
0.751% due 10/25/2034		4,932	1,677
Massachusetts Educational Financing Authority
4.485% due 04/25/2038		3,878	2,943
MASTR Asset-Backed Securities Trust
0.521% due 01/25/2037		229	129
0.531% due 11/25/2036		1,178	1,101
0.551% due 05/25/2037		147	124
0.581% due 02/25/2036		182	174
0.591% due 12/25/2035		1,074	1,058
MBNA Credit Card Master Note Trust
1.185% due 09/15/2011		146,800	144,709
1.235% due 11/15/2012		200	185
1.295% due 12/15/2011		600	583
1.375% due 10/17/2011		16,400	16,100
Merrill Lynch First Franklin Mortgage Loan Trust
0.531% due 07/25/2037		6,968	6,308
Merrill Lynch Mortgage Investors, Inc.
0.501% due 05/25/2037		155	153
0.521% due 05/25/2037		127	122
0.541% due 08/25/2036		7,831	7,381
0.541% due 07/25/2037		11,515	10,865
0.591% due 02/25/2037		5,605	4,805
Mesa Trust Asset-Backed Certificates
0.871% due 12/25/2031		1,924	1,251
Mid-State Trust
6.340% due 10/15/2036		20,796	18,636
7.340% due 07/01/2035		1,165	1,146
7.791% due 03/15/2038		3,467	3,037
8.330% due 04/01/2030		17,305	15,258
Morgan Stanley ABS Capital I
0.511% due 07/25/2036		19	19
0.521% due 07/25/2036		1,322	1,027
0.521% due 09/25/2036		5,872	5,539
0.521% due 11/25/2036		2,153	2,024
0.531% due 05/25/2037		1,270	1,128
0.571% due 04/25/2036		3,406	3,330
0.571% due 09/25/2036		200	158
0.571% due 11/25/2036		5,000	4,122
1.271% due 07/25/2037		26,451	21,227
Morgan Stanley Home Equity Loan Trust
0.521% due 12/25/2036		16,115	14,791
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036		270	256
0.581% due 11/25/2036		200	163
Morgan Stanley Mortgage Loan Trust
0.541% due 01/25/2047		162	150
0.701% due 02/25/2037		1,700	380
0.831% due 04/25/2037		7,800	2,838
5.726% due 10/25/2036		2,800	1,860
5.750% due 11/25/2036		3,329	3,144
5.750% due 04/25/2037		3,021	2,469
6.000% due 07/25/2047		3,163	1,423
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		3,565	3,613
Nationstar Home Equity Loan Trust
0.531% due 03/25/2037		10,010	9,086
0.591% due 04/25/2037		2,119	1,911
Nelnet Student Loan Trust
1.525% due 12/24/2018		104	102
4.065% due 04/27/2015		282	276
4.235% due 07/25/2018		10,000	8,908
4.465% due 10/25/2019		5,000	4,112
New Century Home Equity Loan Trust
0.541% due 08/25/2036		2	2
0.731% due 06/25/2035		810	638
0.741% due 09/25/2035		29,030	25,041
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		50	45
Nomura Asset Acceptance Corp.
0.611% due 01/25/2036		1,797	1,468
Option One Mortgage Loan Trust
0.511% due 02/25/2037		1,037	1,008
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047		31,275	25,334
RAAC Series 2007-SP2
0.871% due 06/25/2047		1,700	957
Renaissance Home Equity Loan Trust
0.831% due 11/25/2034		177	112
0.971% due 12/25/2033		450	342
1.171% due 08/25/2032		104	71
5.565% due 02/25/2036		25	22
Residential Asset Mortgage Products, Inc.
0.541% due 05/25/2036		275	272
0.541% due 11/25/2036		271	268
0.561% due 10/25/2036		164	152
0.571% due 08/25/2046		1,210	1,119
Residential Asset Securities Corp.
0.541% due 11/25/2036		213	204
0.551% due 10/25/2036		6,937	6,700
0.971% due 07/25/2032		8	4
Residential Funding Mortgage Securities II, Inc.
0.571% due 12/25/2035		4,429	3,937
Residential Mortgage Loan Trust
1.645% due 09/25/2029		15	14
SACO I, Inc.
0.531% due 05/25/2036		5,680	3,806
0.681% due 03/25/2036		306	66
0.721% due 12/25/2035		253	113
0.911% due 06/25/2035		340	323
Salomon Brothers Mortgage Securities VII, Inc.
0.771% due 03/25/2032		441	403
1.031% due 09/25/2028		1,517	1,197
Saxon Asset Securities Trust
0.531% due 10/25/2046		672	645
0.991% due 08/25/2032		535	525
Sears Credit Account Master Trust
1.415% due 04/16/2013		1,100	1,082
Securitized Asset-Backed Receivables LLC Trust
0.511% due 01/25/2037		179	160
0.531% due 12/25/2036		734	612
0.601% due 05/25/2037		549	368
Security National Mortgage Loan Trust
0.761% due 10/25/2036		8,225	7,884
SLC Student Loan Trust
2.896% due 06/15/2021		3,100	2,442
SLM Student Loan Trust
3.196% due 12/15/2033		30,800	24,192
3.515% due 04/25/2014		25,235	24,542
3.525% due 10/25/2016		1,257	1,252
3.525% due 07/25/2017		4,499	4,365
3.525% due 10/25/2018		1,542	1,487
3.535% due 10/25/2013		78	78
3.535% due 10/25/2016		1,503	1,467
3.535% due 04/25/2017		126	123
3.535% due 07/25/2017		4,800	4,213
3.575% due 10/25/2016		6,957	6,631
3.575% due 04/25/2017		2,579	2,466
3.625% due 10/25/2022		2,700	2,402
3.645% due 04/25/2017		1,618	1,523
3.705% due 04/27/2015		4,569	4,471
3.835% due 01/25/2015		64,452	61,496
3.865% due 01/25/2022		12,000	10,715
3.935% due 10/27/2014		800	774
4.035% due 10/25/2017		21,400	18,497
4.085% due 10/25/2017		50,000	44,751
4.215% due 07/25/2013		2,096	2,035
4.285% due 01/25/2019		40,000	33,119
4.635% due 10/25/2016		2,000	1,872
4.635% due 07/25/2023		5,000	3,933
4.835% due 01/25/2018		1,490	1,300
5.035% due 04/25/2023		1,282,279	1,203,478
5.235% due 07/25/2023		2,100	1,696
Soundview Home Equity Loan Trust
0.521% due 10/25/2036		1	1
0.531% due 11/25/2036		1,813	1,662
0.551% due 01/25/2037		2,267	2,149
0.571% due 10/25/2036		371	364
0.591% due 03/25/2036		430	422
South Carolina Student Loan Corp.
2.702% due 09/02/2014		838	817
2.752% due 03/01/2018		2,400	2,170
Specialty Underwriting & Residential Finance
0.501% due 06/25/2037		10	10
0.516% due 11/25/2037		211	200
0.531% due 01/25/2038		4,146	3,542
0.571% due 11/25/2037		3,100	2,337
1.151% due 01/25/2034		23	17
Structured Asset Investment Loan Trust
0.521% due 07/25/2036		723	664
1.171% due 04/25/2033		2,194	1,662
Structured Asset Securities Corp.
0.551% due 01/25/2037		17,196	15,343
0.621% due 05/25/2037		3,867	3,109
0.761% due 01/25/2033		6,683	5,045
0.771% due 06/25/2035		8,097	4,476
0.871% due 05/25/2034		2	2
4.900% due 04/25/2035		29,594	14,564
Truman Capital Mortgage Loan Trust
0.811% due 01/25/2034		49	48
UPFC Auto Receivables Trust
5.490% due 05/15/2012		23	21
Washington Mutual Asset-Backed Certificates
0.521% due 01/25/2037		15,100	13,603
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		1,919	1,847
0.571% due 07/25/2036		9,293	8,770
0.571% due 03/25/2037		375	345
0.711% due 10/25/2035		49	46
0.711% due 11/25/2035		12,470	11,997
0.721% due 12/25/2035		58,998	54,011
WMC Mortgage Loan Pass-Through Certificates
1.875% due 05/15/2030		2,679	2,431
2.095% due 10/15/2029		996	904

Total Asset-Backed Securities (Cost $3,966,480)			3,691,321

SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,157
Belgium Government International Bond
9.200% due 06/28/2010		900	1,008
China Development Bank Corp.
5.000% due 10/15/2015		29,300	29,398
Export-Import Bank of Korea
2.292% due 06/01/2009		200	199
4.428% due 10/04/2011		88,600	88,874
Hydro Quebec
3.562% due 09/29/2049		5,600	4,769
Italy Government International Bond
3.250% due 05/15/2009		160	161
Korea Development Bank
4.625% due 09/16/2010		270	262
4.750% due 07/20/2009		76,300	75,588
Korea Expressway Corp.
5.125% due 05/20/2015		100	78
Mexico Government International Bond
5.950% due 03/19/2019		96,000	96,480
Russia Government International Bond
8.250% due 03/31/2010		33	34
South Africa Government International Bond
5.875% due 05/30/2022		100	83
6.500% due 06/02/2014		27,000	25,650

Total Sovereign Issues (Cost $327,983)			326,741

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
Alliance & Leicester PLC
0.920% due 05/15/2009	JPY	4,000,000	43,898
American International Group, Inc.
4.875% due 03/15/2067	EUR	31,500	11,822
5.750% due 03/15/2067	GBP	950	335
8.000% due 05/22/2038	EUR	3,950	1,812
8.625% due 05/22/2038	GBP	143,600	70,010
ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	2,057,000	20,976
Atlas Reinsurance PLC
9.237% due 01/10/2010	EUR	3,000	4,139
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,187
Bauhaus Securities Ltd.
5.180% due 10/30/2052		42	57
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	13,386
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	21,823
2.958% due 01/30/2009	CHF	5,000	4,715
3.269% due 09/26/2013	EUR	36,175	42,620
5.221% due 07/27/2012		24,000	30,358
5.340% due 10/20/2009		6,050	8,199
Brazil Government International Bond
10.250% due 01/10/2028	BRL	111,700	43,348
12.500% due 01/05/2022		1,000	446
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		5,171,536	2,094,436
10.000% due 01/01/2013		190,000	74,527
10.000% due 01/01/2017		1,518,624	556,111
BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	1,000,000	10,981
Citigroup, Inc.
3.883% due 03/05/2014	EUR	20,000	21,386
4.250% due 02/25/2030		60,000	43,574
Countrywide Financial Corp.
4.476% due 11/23/2010		42,840	54,696
Danske Bank A/S
4.878% due 02/28/2049		8,000	6,913
5.684% due 12/29/2049	GBP	16,400	13,759
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	17,442
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	7,826
5.500% due 09/15/2067		158,350	124,536
6.500% due 09/15/2067	GBP	500	468
General Motors Corp.
8.375% due 07/05/2033	EUR	25,000	5,908
GMAC LLC
5.375% due 06/06/2011		5,000	2,919
Goldman Sachs Group, Inc.
5.210% due 01/30/2017		22,200	20,876
HBOS PLC
4.875% due 03/29/2049		14,090	12,037
International Lease Finance Corp.
4.620% due 08/15/2011		31,150	30,927
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	14,014
KBC Bank Funding Trust IV
8.220% due 11/29/2049	EUR	5,000	4,379
KeyBank N.A.
4.245% due 11/21/2011		17,000	19,292
4.883% due 11/05/2009		2,500	3,275
KeyCorp
4.276% due 11/22/2010		14,895	15,529
Lehman Brothers Holdings, Inc.
0.940% due 12/19/2049 (a)	JPY	500,000	552
1.121% due 06/05/2012 (a)		900,000	861
1.150% due 10/26/2010 (a)		300,000	397
1.690% due 06/05/2012 (a)		600,000	546
2.500% due 10/13/2010 (a)	CHF	6,380	484
4.850% due 09/03/2013 (a)(q)	CAD	15,770	1,214
5.000% due 01/26/2010 (a)	GBP	250	31
5.080% due 03/05/2010 (a)	EUR	800	99
5.163% due 10/25/2011 (a)		500	61
5.213% due 05/21/2009 (a)		4,000	510
5.218% due 11/09/2009 (a)		3,000	373
5.316% due 04/05/2011 (a)		615	75
6.000% due 01/25/2013 (a)	GBP	10,650	1,301
6.375% due 05/10/2011 (a)	EUR	1,000	126
7.875% due 05/08/2018 (a)	GBP	8,650	1,057
Lloyds TSB Capital
7.375% due 12/29/2049	EUR	26,000	26,043
Merrill Lynch & Co., Inc.
3.475% due 03/22/2011		4,400	5,326
4.792% due 02/08/2010		12,700	16,153
5.450% due 07/22/2014		5,000	5,564
Metropolitan Life Global Funding I
2.000% due 09/14/2011	CHF	20,000	15,441
Mizuho Financial Group Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	10,991
Morgan Stanley
2.000% due 11/17/2011	CHF	20,000	15,502
4.201% due 11/29/2013	EUR	6,600	6,484
New York Life Global Funding
3.750% due 10/19/2009		10,000	13,240
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	67,010
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	32,299
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	20,392
Principal Financial Global Funding LLC
2.935% due 03/20/2010	GBP	9,300	12,554
Silver Arrow S.A.
3.090% due 08/15/2014	EUR	31,034	42,509
SLM Corp.
3.125% due 09/17/2012		5,000	4,615
3.529% due 12/15/2010		7,500	7,508
4.495% due 11/15/2011		4,800	4,767
5.271% due 04/26/2011		6,028	5,991
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	10,398
1.689% due 12/31/2049		1,100,000	11,900
Suntrust Bank
3.055% due 06/22/2012	GBP	5,000	6,136
3.235% due 12/20/2011	EUR	10,000	12,588
Wachovia Corp.
4.493% due 02/13/2014		40,600	46,302
4.894% due 08/01/2011		12,800	16,094
Total Foreign Currency-Denominated Issues (Cost $5,051,445)			3,900,436

SHORT-TERM INSTRUMENTS 5.0%
Certificates of Deposit 0.5%
Bank of Ireland
0.511% due 02/26/2010		$39,800	39,336
4.792% due 01/15/2010		34,200	33,975
Calyon Financial, Inc.
1.501% due 06/29/2010		43,140	41,788
Capital One Bank USA N.A.
2.278% due 02/23/2009		100,000	99,607
Nordea Bank Finland PLC
1.855% due 04/09/2009		432,700	432,678
Unicredito Italiano NY
1.795% due 05/15/2009		1,600	1,599
			648,983
COMMERCIAL PAPER 0.5%
Bank of America Corp.
2.550% due 01/29/2009		128,600	128,354
3.170% due 02/12/2009		19,300	19,230
Citigroup Funding, Inc.
3.350% due 01/26/2009		55,000	54,877
3.600% due 01/22/2009		87,130	86,956
Fannie Mae
0.100% due 03/04/2009		9,300	9,282
Federal Home Loan Bank
0.030% due 01/05/2009		38,900	38,900
0.080% due 01/21/2009		30,600	30,598
0.080% due 01/22/2009		3,500	3,500
0.120% due 01/23/2009		2,200	2,200
0.200% due 01/21/2009		500	500
0.654% due 01/12/2009		10,000	10,000
1.000% due 02/02/2009		12,500	12,498
Freddie Mac
0.080% due 01/28/2009		60,200	60,197
0.120% due 01/26/2009		100	100
0.120% due 01/27/2009		23,800	23,798
Goldman Sachs Group, Inc.
3.250% due 01/22/2009		98,900	98,721
Morgan Stanley
3.790% due 01/22/2009		2,700	2,696
3.800% due 01/22/2009		120,700	120,445
			702,852
REPURCHASE AGREEMENTS 2.0%
Bank of America N.A.
0.030% due 01/02/2009		26,300	26,300
(Dated 12/31/2008. Collateralized by Freddie Mac 5.000% due 07/01/2035 valued at $26,902. Repurchase proceeds are $26,300.)
Barclays Capital, Inc.
0.050% due 01/02/2009		48,700	48,700
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $49,896. Repurchase proceeds are $48,700.)
0.060% due 01/05/2009		500	500
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $512. Repurchase proceeds are $500.)
Credit Suisse Securities (USA) LLC
0.000% due 01/02/2009		100	100
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 3.125% due 11/30/2009 valued at $103. Repurchase proceeds are $100.)
0.010% due 01/05/2009		164,800	164,800
(Dated 01/02/2009. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2015 valued at $168,006. Repurchase proceeds are $164,800.)
0.150% due 01/05/2009		23,000	23,000
(Dated 12/31/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $23,581. Repurchase proceeds are $23,000.)
Goldman Sachs & Co.
0.005% due 01/02/2009		4,900	4,900
(Dated 12/31/2008. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $4,945. Repurchase proceeds are $4,900.)
0.060% due 01/02/2009		173,800	173,800
(Dated 12/31/2008. Collateralized by Freddie Mac 5.500% due 10/01/2038 valued at $177,102. Repurchase proceeds are $173,801.)
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		1,355,100	1,355,100
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 4.625% due 03/31/2010 - 05/15/2018 valued at $1,359,990. Repurchase proceeds are $1,355,102.)
0.030% due 01/02/2009		100,150	100,150

(Dated 12/31/2008. Collateralized by Fannie Mae 4.750% due 11/19/2012 valued at $19,792 and Freddie Mac 3.875% - 4.500% due 06/29/2011 - 01/15/2013 valued at $81,665. Repurchase proceeds are $100,150.)

0.030% due 01/05/2009		2,200	2,200
(Dated 12/30/2008. Collateralized by
U.S. Treasury Notes 1.750% - 2.625% due 05/31/2010 - 11/15/2011 valued at $2,222. Repurchase proceeds are $2,200.)
0.030% due 01/07/2009		226,872	226,872
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $229,324. Repurchase proceeds are $226,872.)
0.040% due 01/02/2009		5,400	5,400
(Dated 12/31/2008. Collateralized by Fannie Mae 7.250% due 01/15/2010 valued at $5,466. Repurchase proceeds are $5,400.)
0.060% due 01/05/2009		135,600	135,600
(Dated 01/02/2009. Collateralized by Fannie Mae 4.625% due 10/15/2014 valued at $138,180. Repurchase proceeds are $135,600.)
0.150% due 01/06/2009		2,100	2,100
(Dated 12/30/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $2,151. Repurchase proceeds are $2,100.)
0.400% due 01/05/2009		43,000	43,000
(Dated 12/30/2008. Collateralized by Fannie Mae 5.500% due 07/01/2036 valued at $44,069. Repurchase proceeds are $43,001.)
State Street Bank and Trust Co.
0.010% due 01/02/2009		344,859	344,859
(Dated 12/31/2008. Collateralized by U.S. Treasury Bills 0.000% due 03/26/2009 valued at $351,965. Repurchase proceeds are $344,859.)

			2,657,381

U.S. CASH MANAGEMENT BILLS 0.4%
0.538% due 04/29/2009 - 05/15/2009 (e)(i)		493,790	490,930

U.S. TREASURY BILLS 1.6%
0.210% due 01/02/2009 - 06/18/2009 (e)(h)(i)(j)		2,150,447	2,143,814

Total Short-Term Instruments (Cost $6,654,310)			6,643,960

Purchased Options (o) 1.3% (Cost $506,182)			1,676,142
Total Investments 135.7% (Cost $183,462,987)			$180,134,488
Written Options (p) (1.2%) (Premiums $422,907)			(1,520,370)
Other Assets and Liabilities (Net) (34.5%)			(45,832,251)

Net Assets 100.0%			$132,781,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) When-issued security.

(d) Principal only security.

(e) Coupon represents a weighted average rate.

(f) Security becomes interest bearing at a future date.

(g) Principal amount of security is adjusted for inflation.

(h) Securities with an aggregate market value of $7,308 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(i) Securities with an aggregate market value of $2,167,000 and cash of $43,500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(j) Securities with an aggregate market value of $89 and cash of $10,840 have been pledged as collateral for delayed-delivery securities on December 31, 2008.

(k) Securities with an aggregate market value of $271,425 and cash of $20,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(l) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $9,258,678 at a weighted average interest rate of 2.662%. On December 31, 2008,

securities valued at $22,206,718 were pledged as collateral for reverse repurchase agreements.

(m) Securities with an aggregate market value of $315,429 and cash of $518,236 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	4,202	$47,289
90-Day Euribor March Futures	Long	03/2009	11,715	122,606
90-Day Eurodollar December Futures	Long	12/2009	43,109	222,790
90-Day Eurodollar June Futures	Long	06/2009	102,401	545,663
90-Day Eurodollar June Futures	Long	06/2010	1,599	9,058
90-Day Eurodollar March Futures	Long	03/2009	116,297	683,304
90-Day Eurodollar March Futures	Long	03/2010	33,400	181,069
90-Day Eurodollar September Futures	Long	09/2009	59,603	306,576
90-Day Eurodollar September Futures	Long	09/2010	1,386	7,934
U.S. Treasury 2-Year Note March Futures	Long	03/2009	16,436	23,862
U.S. Treasury 5-Year Note March Futures	Long	03/2009	4,032	(4,442)
U.S. Treasury 10-Year Note March Futures	Long	03/2009	678	1,036
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	10,838
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	286,885
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53,994	469,053

				$2,915,750

(n) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues—Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%)	12/20/2016	3.249%	$10,000	$2,011	$0	$2,011
ABX Financing Co.	MSC	(0.640%)	12/20/2016	4.131%	2,300	447	169	278
Ace INA Holdings, Inc.	BOA	(0.400%)	06/20/2014	1.000%	2,100	63	97	(34)
Ace INA Holdings, Inc.	DUB	(0.390%)	06/20/2014	1.000%	1,300	40	47	(7)
Aetna, Inc.	DUB	(0.983%)	09/20/2018	1.300%	12,000	302	0	302
Aetna, Inc.	JPM	(0.850%)	06/20/2016	1.300%	15,000	435	152	283
Alcoa, Inc.	BCLY	(1.160%)	09/20/2013	6.624%	17,800	3,468	355	3,113
Alcoa, Inc.	BOA	(0.560%)	03/20/2017	6.342%	3,000	887	457	430
Alcoa, Inc.	BOA	(1.290%)	09/20/2018	6.297%	20,000	5,598	0	5,598
Alcoa, Inc.	CITI	(1.300%)	09/20/2018	6.297%	10,000	2,793	0	2,793
Alcoa, Inc.	DUB	(1.450%)	09/20/2013	6.624%	25,000	4,607	0	4,607
Alcoa, Inc.	GSC	(1.320%)	09/20/2018	6.297%	2,200	612	424	188
Alcoa, Inc.	UBS	(1.190%)	09/20/2013	6.624%	2,200	426	272	154
Altria Group, Inc.	BCLY	(1.450%)	12/20/2013	1.403%	10,000	(29)	0	(29)
Altria Group, Inc.	GSC	(1.470%)	12/20/2013	1.403%	20,000	(76)	0	(76)
Altria Group, Inc.	MSC	(1.470%)	12/20/2013	1.403%	10,000	(38)	0	(38)
American Electric Power Co., Inc.	CITI	(0.830%)	06/20/2015	0.783%	8,300	(26)	0	(26)
American General Finance Corp.	RBS	(1.820%)	12/20/2017	19.921%	6,000	3,082	2,516	566
AmerisourceBergen Corp.	MSC	(0.600%)	09/20/2012	0.835%	10,000	82	0	82
Amgen, Inc.	GSC	(0.940%)	06/20/2017	0.875%	15,000	(77)	0	(77)
Anadarko Finance Co.	BOA	(0.900%)	06/20/2011	2.278%	10,600	340	0	340
Anadarko Petroleum Corp.	CITI	(0.330%)	03/20/2012	2.340%	1,800	108	61	47
AT&T, Inc.	BCLY	(0.800%)	03/20/2018	1.404%	4,900	225	316	(91)
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	1.500%	3,000	96	78	18
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	1.490%	20,000	385	0	385
AutoZone, Inc.	BOA	(1.890%)	03/20/2014	1.490%	10,000	(193)	0	(193)
AutoZone, Inc.	BOA	(0.870%)	06/20/2016	1.411%	1,000	34	28	6
AutoZone, Inc.	BOA	(1.100%)	09/20/2018	1.358%	15,000	295	0	295
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	1.500%	1,850	55	37	18
AutoZone, Inc.	CITI	(1.030%)	03/20/2014	1.490%	10,000	211	0	211
AutoZone, Inc.	RBS	(0.810%)	12/20/2015	1.427%	10,000	365	0	365
AutoZone, Inc.	UBS	(1.320%)	09/20/2018	1.358%	7,000	18	0	18
Avon Products, Inc.	CSFB	(0.160%)	03/20/2011	0.690%	10,000	115	0	115
Bank of America Corp.	BCLY	(1.450%)	03/20/2010	0.985%	25,000	(153)	0	(153)
Bank of America Corp.	DUB	(1.650%)	12/20/2009	0.958%	35,000	(280)	0	(280)
Bank of America Corp.	JPM	(1.250%)	12/20/2009	0.958%	10,000	(37)	0	(37)
Bank of America Corp.pm	JPM	(1.300%)	12/20/2009	0.958%	68,000	(263)	0	(263)
Bank of America Corp.	JPM	(1.350%)	12/20/2009	0.958%	70,000	(326)	0	(326)
Bank of America Corp.	JPM	(1.450%)	12/20/2009	0.958%	125,000	(694)	0	(694)
Bank of America Corp.	JPM	(1.500%)	12/20/2009	0.958%	25,000	(150)	0	(150)
Baxter International, Inc.	BOA	(0.310%)	06/20/2018	0.519%	8,000	139	63	76
Baxter International, Inc.	GSC	(0.340%)	06/20/2018	0.519%	2,000	30	8	22
Bear Stearns Cos., Inc.	BOA	(0.840%)	09/20/2012	0.986%	12,800	63	32	31
Bear Stearns Cos., Inc.	CSFB	(0.640%)	12/20/2017	1.113%	6,000	216	248	(32)
BellSouth Corp.	BCLY	(0.385%)	09/20/2014	0.910%	35,000	967	0	967
BellSouth Corp.	DUB	(0.395%)	09/20/2014	0.910%	1,800	49	49	0
BellSouth Corp.	JPM	(0.140%)	09/20/2009	0.409%	5,000	10	0	10
BHP Billiton Finance Ltd.	BOA	(0.135%)	03/20/2012	2.350%	10,000	663	0	663
Black & Decker Corp.	BCLY	(2.100%)	12/20/2016	1.809%	20,000	(393)	0	(393)
Block Financial LLC	BOA	(1.550%)	03/20/2013	1.034%	32,100	(672)	(113)	(559)
Boston Scientific Corp.	UBS	(0.500%)	06/20/2011	2.600%	10,000	488	0	488
Brunswick Corp.	BOA	(4.100%)	09/20/2013	25.701%	18,000	6,443	0	6,443
Canadian Natural Resources Ltd.	BOA	(0.380%)	12/20/2012	5.677%	10,000	1,721	0	1,721
Canadian Natural Resources Ltd.	RBS	(0.191%)	09/20/2011	5.636%	3,100	402	135	267
Canadian Natural Resources Ltd.	UBS	(0.340%)	09/20/2011	5.636%	10,500	1,325	669	656
Cardinal Health, Inc.	BCLY	(0.420%)	12/20/2016	0.780%	13,000	331	0	331
Cardinal Health, Inc.	DUB	(0.500%)	12/20/2016	0.780%	10,000	197	109	88
Cardinal Health, Inc.	GSC	(0.710%)	06/20/2017	0.781%	9,600	49	0	49
CBS Corp.	JPM	(0.590%)	09/20/2012	3.700%	15,000	1,526	0	1,526
Cigna Corp.	BOA	(1.250%)	03/20/2018	2.601%	3,000	281	(63)	344
Cigna Corp.	GSC	(0.970%)	03/20/2018	2.601%	12,000	1,362	0	1,362
Cigna Corp.	MSC	(1.210%)	03/20/2018	2.601%	5,000	483	(90)	573
Citigroup, Inc.	DUB	(3.600%)	12/20/2013	1.900%	8,900	(684)	0	(684)
Cleveland Electric Illuminating Co.	RBS	(0.940%)	06/20/2017	1.310%	5,000	136	157	(21)
CNA Financial Corp.	BCLY	(0.295%)	09/20/2011	4.583%	15,000	1,550	0	1,550
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	3.758%	10,000	1,105	1,209	(104)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	3.758%	10,600	1,520	0	1,520
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	3.758%	8,000	(168)	0	(168)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	3.572%	6,250	70	0	70
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	3.758%	10,200	1,569	0	1,569
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	4.583%	14,000	1,397	255	1,142
Comcast Corp.	BCLY	(0.390%)	03/20/2014	2.493%	15,000	1,434	864	570
Comcast Corp.	JPM	(0.535%)	03/20/2016	2.445%	15,000	1,692	0	1,692
Comcast Corp.	MSC	(0.360%)	03/20/2014	2.493%	11,500	1,115	0	1,115
Commercial Metals Co.	BOA	(1.430%)	09/20/2018	4.612%	3,000	598	0	598
Commercial Metals Co.	DUB	(1.005%)	09/20/2017	4.688%	15,660	3,387	1,369	2,018
Commercial Metals Co.	JPM	(1.430%)	09/20/2018	4.612%	10,000	1,994	0	1,994
Computer Sciences Corp.	BCLY	(1.230%)	03/20/2013	0.961%	5,000	(56)	0	(56)
Computer Sciences Corp.	BCLY	(1.550%)	03/20/2018	1.000%	10,000	(441)	0	(441)
Computer Sciences Corp.	MSC	(0.620%)	03/20/2013	0.961%	2,000	27	17	10
Computer Sciences Corp.	UBS	(1.130%)	03/20/2018	1.000%	8,745	(91)	0	(91)
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	4.968%	6,000	1,137	730	407
Con-way, Inc.	BOA	(1.834%)	03/20/2018	3.160%	19,000	1,534	1,669	(135)
Countrywide Financial Corp.	JPM	(2.670%)	06/20/2012	1.037%	22,350	(1,234)	(137)	(1,097)
CRH America, Inc.	CITI	(2.590%)	09/20/2018	7.250%	10,000	2,272	0	2,272
CSX Corp.	DUB	(1.550%)	06/20/2017	1.733%	21,200	262	72	190
CSX Corp.	JPM	(0.165%)	03/20/2011	1.492%	10,600	303	0	303
CVS Caremark Corp.	BOA	(0.550%)	09/20/2016	1.100%	6,745	247	0	247
CVS Caremark Corp.	CSFB	(0.250%)	09/20/2011	0.945%	10,200	186	0	186
CVS Caremark Corp.	RBS	(0.240%)	09/20/2011	0.945%	6,200	115	0	115
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	5.362%	15,000	1,699	0	1,699
Daimler Finance N.A. LLC	BNP	(4.100%)	09/20/2011	5.362%	18,000	499	0	499
Daimler Finance N.A. LLC	GSC	(6.750%)	06/20/2010	6.244%	8,000	(75)	0	(75)
Daimler Finance N.A. LLC	GSC	(6.750%)	03/20/2011	5.871%	30,000	(605)	0	(605)
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	6.244%	10,000	778	0	778
Daimler Finance N.A. LLC	JPM	(0.520%)	03/20/2011	5.871%	10,000	1,051	0	1,051
Daimler Finance N.A. LLC	JPM	(0.655%)	03/20/2011	5.871%	10,000	1,024	0	1,024
Daimler Finance N.A. LLC	RBS	(0.480%)	09/20/2011	5.362%	10,000	1,146	0	1,146
Daimler Finance North America LLC	BOA	(1.290%)	12/20/2013	3.913%	12,000	1,218	0	1,218
Darden Restaurants, Inc.	CITI	(1.450%)	12/20/2017	1.838%	2,000	52	96	(44)
Deutsche Telekom International Finance BV	CITI	(1.130%)	09/20/2018	1.009%	10,000	(122)	0	(122)
Deutsche Telekom International Finance BV	CSFB	(1.080%)	09/20/2018	1.009%	22,000	(178)	0	(178)
Dominion Resources, Inc.	CITI	(0.740%)	06/20/2018	0.955%	20,000	342	0	342
Dominion Resources, Inc.	JPM	(0.385%)	12/20/2016	0.955%	3,000	119	160	(41)
Dominion Resources, Inc.	JPM	(0.750%)	06/20/2018	0.955%	2,000	33	0	33
Dominion Resources, Inc.	MLP	(0.430%)	03/20/2016	0.955%	15,000	505	0	505
Embarq Corp.	BOA	(2.200%)	06/20/2016	1.709%	4,000	(127)	0	(127)
EnCana Corp.	GSC	(1.430%)	12/20/2011	4.015%	10,500	721	0	721
Enterprise Products Operating LP	MLP	(0.200%)	03/20/2011	3.980%	14,300	1,113	202	911
Erac USA Finance Co.	JPM	(2.700%)	12/20/2012	6.991%	10,000	1,359	789	570
Exelon Corp.	CITI	(3.730%)	06/20/2015	4.783%	12,800	632	0	632
Exelon Corp.	MLP	(0.520%)	06/20/2015	4.783%	10,000	2,047	0	2,047
Exelon Generation Co. LLC	JPM	(1.180%)	12/20/2017	4.278%	8,000	1,499	1,293	206
Expedia, Inc.	RBS	(4.250%)	09/20/2016	6.384%	16,500	1,711	0	1,711
FirstEnergy Corp.	MLP	(0.130%)	12/20/2011	1.250%	12,300	392	90	302
Fortune Brands, Inc.	BOA	(0.830%)	03/20/2016	2.100%	20,800	1,557	1,485	72
Fortune Brands, Inc.	JPM	(1.500%)	03/20/2016	2.100%	10,000	350	217	133
Gannett Co., Inc.	JPM	(0.330%)	06/20/2011	9.443%	6,500	1,186	0	1,186
GATX Financial Corp.	JPM	(0.220%)	06/20/2011	3.124%	10,500	696	0	696
GATX Financial Corp.	RBS	(0.605%)	03/20/2012	3.242%	7,080	537	452	85
General Mills, Inc.	GSC	(0.410%)	09/20/2013	0.786%	6,000	99	0	99
General Mills, Inc.	GSC	(0.430%)	09/20/2013	0.786%	9,000	141	0	141
General Mills, Inc.	JPM	(0.180%)	03/20/2012	0.696%	10,400	167	0	167
Genworth Financial, Inc.	BCLY	(0.879%)	06/20/2018	23.050%	8,000	4,324	2,790	1,534
Genworth Financial, Inc.	DUB	(0.980%)	06/20/2018	23.050%	4,000	2,152	1,260	892
GMAC LLC	RBS	(1.250%)	06/20/2011	8.475%	15,000	2,319	0	2,319
H.J. Heinz Co.	BOA	(0.540%)	09/20/2013	0.950%	10,000	178	105	73
H.J. Heinz Co.	CITI	(0.580%)	09/20/2013	0.950%	5,000	80	0	80
H.J. Heinz Co.	JPM	(0.530%)	09/20/2013	0.950%	5,000	91	0	91
H.J. Heinz Co.	RBS	(0.470%)	09/20/2013	0.950%	10,000	209	0	209
H.J. Heinz Finance Co.	JPM	(0.370%)	03/20/2012	0.950%	8,200	146	0	146
H.J. Heinz Finance Co.	JPM	(0.390%)	03/20/2012	0.950%	15,400	264	0	264
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	25.811%	20,000	11,872	3,056	8,816
Hasbro, Inc.	BOA	(0.940%)	09/20/2017	2.150%	8,995	758	411	347
HCP, Inc.	CSFB	(0.530%)	09/20/2011	15.350%	7,350	2,034	0	2,034
HCP, Inc.	DUB	(3.860%)	03/20/2018	10.315%	20,000	5,133	1,296	3,837
HCP, Inc.	JPM	(0.610%)	09/20/2011	15.350%	5,000	1,376	0	1,376
HCP, Inc.	MLP	(0.650%)	09/20/2016	10.990%	13,500	5,062	0	5,062

Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	7.270%	5,000	836	0	836
Historic TW, Inc.	CSFB	(1.450%)	03/20/2013	1.400%	12,000	(29)	0	(29)
Home Depot, Inc.	GSC	(1.920%)	03/20/2016	2.380%	3,000	77	164	(87)
HSBC Finance Corp.	BNP	(0.165%)	12/20/2013	5.857%	16,900	3,572	329	3,243
HSBC Finance Corp.	DUB	(1.450%)	06/20/2016	5.044%	10,000	1,799	3	1,796
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	5.044%	10,000	2,420	0	2,420
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	8.340%	5,000	1,118	1,135	(17)
International Lease Finance Corp.	GSC	(0.200%)	03/20/2013	8.901%	15,000	3,810	0	3,810
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.769%	20,000	4,569	0	4,569
International Paper Co.	BCLY	(5.030%)	06/20/2018	4.989%	20,000	(82)	0	(82)
International Paper Co.	BOA	(0.755%)	06/20/2016	5.138%	14,250	3,232	1,799	1,433
International Paper Co.	BOA	(0.870%)	06/20/2016	5.138%	1,400	310	177	133
International Paper Co.	MSC	(0.190%)	03/20/2010	5.299%	9,700	576	0	576
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	103.311%	10,000	6,242	0	6,242
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	102.019%	10,000	6,374	0	6,374
JCPenney Corp., Inc.	DUB	(0.270%)	03/20/2010	4.937%	28,300	1,545	454	1,091
John Deere Capital Corp.	CSFB	(0.140%)	09/20/2011	1.460%	9,000	311	0	311
Johnson Controls, Inc.	JPM	(0.500%)	03/20/2016	4.784%	20,000	4,422	0	4,422
JPMorgan Chase & Co.	BCLY	(1.250%)	06/20/2010	0.718%	20,000	(165)	0	(165)
JPMorgan Chase & Co.	BCLY	(1.300%)	06/20/2010	0.718%	25,000	(228)	0	(228)
JPMorgan Chase & Co.	BNP	(1.250%)	12/20/2009	0.690%	30,000	(181)	0	(181)
JPMorgan Chase & Co.	CSFB	(1.050%)	12/20/2009	0.690%	100,000	(420)	0	(420)
JPMorgan Chase & Co.	CSFB	(1.090%)	03/20/2010	0.705%	30,000	(161)	0	(161)
JPMorgan Chase & Co.	DUB	(1.300%)	06/20/2009	0.689%	25,000	(98)	0	(98)
JPMorgan Chase & Co.	DUB	(1.300%)	12/20/2009	0.690%	20,000	(136)	0	(136)
JSC Gazprom	JPM	(2.170%)	08/20/2013	9.641%	35,000	8,289	0	8,289
Kellogg Co.	BNP	(0.420%)	06/20/2011	0.596%	10,500	44	0	44
Kerr-McGee Corp.	RBS	(0.160%)	09/20/2011	0.822%	10,500	184	0	184
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.570%	6,900	34	65	(31)
Kohl’s Corp.	BOA	(1.910%)	12/20/2017	2.683%	46,000	2,300	288	2,012
Kraft Foods, Inc.	BOA	(1.040%)	06/20/2018	0.909%	5,000	(53)	8	(61)
Kraft Foods, Inc.	CITI	(0.990%)	06/20/2018	0.909%	4,000	(27)	0	(27)
Kraft Foods, Inc.	GSC	(0.950%)	09/20/2018	0.905%	6,000	(24)	20	(44)
Kraft Foods, Inc.	JPM	(0.150%)	12/20/2011	0.949%	10,000	228	0	228
Kraft Foods, Inc.	JPM	(0.160%)	12/20/2011	0.949%	10,000	225	0	225
Kraft Foods, Inc.	JPM	(0.170%)	06/20/2012	0.977%	10,400	277	0	277
Kroger Co.	MSC	(0.530%)	03/20/2013	0.963%	5,000	85	0	85
Lennar Corp.	DUB	(0.785%)	12/20/2011	6.382%	9,000	1,227	0	1,227
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	4.400%	13,000	2,462	0	2,462
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	4.400%	15,880	1,899	0	1,899
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	4.550%	7,600	952	836	116
Lockheed Martin Corp.	BOA	(0.370%)	06/20/2016	0.642%	4,600	84	52	32
Loews Corp.	BOA	(0.660%)	03/20/2016	0.869%	7,500	100	207	(107)
Loews Corp.	JPM	(0.280%)	03/20/2016	0.869%	20,000	764	0	764
Loews Corp.	JPM	(0.300%)	03/20/2016	0.869%	9,800	362	0	362
Ltd. Brands, Inc.	DUB	(4.800%)	09/20/2017	4.898%	43,000	156	0	156
Ltd. Brands, Inc.	JPM	(2.850%)	09/20/2017	4.898%	2,700	291	150	141
Ltd. Brands, Inc.	RBS	(4.500%)	09/20/2017	4.898%	18,700	367	0	367
Macy’s Retail Holdings, Inc.	BOA	(0.190%)	09/20/2009	7.694%	5,000	258	0	258
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	7.320%	7,000	66	0	66
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	7.024%	5,000	702	433	269
Macy’s Retail Holdings, Inc.	BOA	(2.920%)	12/20/2016	6.099%	10,000	1,466	1,220	246
Macy’s Retail Holdings, Inc.	CSFB	(0.160%)	09/20/2009	7.694%	10,000	519	0	519
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	6.353%	10,000	1,618	1,103	515
Macy’s Retail Holdings, Inc.	UBS	(2.640%)	09/20/2017	5.973%	22,500	3,643	1,376	2,267
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	4.353%	2,200	446	400	46
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	5.035%	10,000	1,900	2,739	(839)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	5.035%	1,400	260	137	123
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	5.314%	15,000	2,228	0	2,228
Marriott International, Inc.	DUB	(1.880%)	12/20/2015	5.068%	5,000	789	577	212
Marsh & McLennan Cos., Inc.	BOA	(0.830%)	09/20/2015	0.795%	20,000	(49)	0	(49)
Marsh & McLennan Cos., Inc.	BOA	(0.990%)	09/20/2015	0.795%	30,000	(369)	(237)	(132)
Marsh & McLennan Cos., Inc.	DUB	(0.590%)	09/20/2014	0.772%	10,000	95	85	10
Marsh & McLennan Cos., Inc.	DUB	(0.670%)	09/20/2014	0.772%	11,000	58	60	(2)
Masco Corp.	CITI	(4.240%)	03/20/2017	4.205%	9,020	(30)	0	(30)
Masco Corp.	MSC	(0.580%)	09/20/2012	4.800%	5,000	648	0	648
Masco Corp.	MSC	(0.680%)	09/20/2013	4.800%	10,800	1,642	0	1,642
Masco Corp.	UBS	(4.650%)	12/20/2016	4.240%	10,000	(238)	0	(238)
Mattel, Inc.	BCLY	(1.000%)	03/20/2013	2.193%	5,000	225	61	164
Mattel, Inc.	BCLY	(1.100%)	03/20/2013	2.193%	15,000	617	124	493
Mattel, Inc.	JPM	(0.400%)	06/20/2011	1.952%	10,300	374	0	374
Maytag Corp.	JPM	(0.460%)	06/20/2015	1.250%	10,000	458	0	458
McKesson Corp.	BOA	(0.380%)	03/20/2017	0.682%	1,600	36	15	21
McKesson Corp.	BOA	(1.020%)	03/20/2017	0.682%	10,000	(251)	(320)	69
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	1.600%	10,500	92	0	92
Merrill Lynch & Co., Inc.	BCLY	(2.000%)	12/20/2009	1.980%	12,000	(19)	0	(19)
Miller Brewing Co.	BCLY	(1.250%)	09/20/2013	2.174%	15,000	575	0	575
Morgan Stanley	BCLY	(4.050%)	12/20/2013	4.152%	11,800	33	0	33
Morgan Stanley	CITI	(4.200%)	09/20/2012	4.322%	9,900	24	0	24
Morgan Stanley	CITI	(4.120%)	09/20/2013	4.174%	3,000	2	0	2
Morgan Stanley	DUB	(4.120%)	09/20/2013	4.174%	16,500	12	0	12
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	4.436%	20,000	4,231	0	4,231
Nabors Industries, Inc.	CITI	(2.510%)	03/20/2018	4.436%	2,200	263	0	263
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	4.436%	6,000	1,427	832	595
Nabors Industries, Inc.	DUB	(0.900%)	03/20/2018	4.436%	15,000	3,315	0	3,315
National Semiconductor Corp.	BOA	(1.470%)	06/20/2017	1.921%	12,000	369	267	102
Nationwide Health Properties, Inc.	DUB	(0.620%)	09/20/2011	7.660%	13,600	2,179	0	2,179
Newell Rubbermaid, Inc.	CITI	(0.130%)	06/20/2010	1.463%	14,000	269	0	269
Newell Rubbermaid, Inc.	GSC	(1.350%)	06/20/2010	1.463%	10,000	12	0	12
Newell Rubbermaid, Inc.	UBS	(1.790%)	06/20/2018	1.800%	19,000	3	0	3
NiSource Finance Corp.	RBS	(0.540%)	03/20/2013	5.985%	12,400	2,286	0	2,286
Nordstrom, Inc.	BOA	(0.850%)	03/20/2018	5.139%	4,300	1,005	693	312
Nordstrom, Inc.	BOA	(0.990%)	03/20/2018	5.139%	200	45	30	15
Nordstrom, Inc.	BOA	(5.190%)	03/20/2018	5.139%	15,000	(72)	0	(72)
Nordstrom, Inc.	BOA	(5.200%)	03/20/2018	5.139%	10,000	(105)	0	(105)
Nordstrom, Inc.	DUB	(1.530%)	03/20/2018	5.139%	12,925	2,538	0	2,538
Nordstrom, Inc.	GSC	(0.820%)	03/20/2018	5.139%	4,300	1,012	609	403
Nordstrom, Inc.	UBS	(1.400%)	03/20/2018	5.139%	8,000	1,628	0	1,628
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%)	03/20/2010	0.413%	5,000	18	0	18
Nucor Corp.	BCLY	(0.510%)	06/20/2018	1.424%	6,000	426	594	(168)
Nucor Corp.	GSC	(0.530%)	06/20/2018	1.424%	4,000	278	426	(148)
Olin Corp.	BNP	(1.240%)	06/20/2016	1.588%	15,000	327	488	(161)
Omnicom Group, Inc.	MSC	(0.380%)	06/20/2016	3.069%	9,600	1,507	0	1,507
ONEOK Partners LP	JPM	(0.660%)	12/20/2016	2.924%	10,200	1,432	0	1,432
ORIX Corp.	MLP	(0.280%)	12/20/2011	12.999%	20,000	5,515	0	5,515
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	1.901%	10,000	418	0	418
Pactiv Corp.	BOA	(1.230%)	03/20/2018	1.465%	6,745	118	182	(64)
PC Financial Partnership	DUB	(1.600%)	12/20/2014	5.762%	10,000	1,818	0	1,818
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	1.605%	5,000	184	5	179
Pearson Dollar Finance Two PLC	BCLY	(0.610%)	06/20/2013	1.703%	25,000	1,099	0	1,099
Pearson Dollar Finance Two PLC	BCLY	(0.880%)	06/20/2018	1.413%	1,200	48	4	44
Pearson Dollar Finance Two PLC	DUB	(0.720%)	06/20/2018	1.413%	11,000	569	0	569
Pitney Bowes, Inc.	CITI	(0.980%)	03/20/2016	1.400%	15,000	392	0	392
Plains All American Pipeline LP	MSC	(0.550%)	12/20/2013	5.498%	10,000	1,924	0	1,924
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	9.025%	9,500	3,507	0	3,507
PPG Industries, Inc.	BOA	(0.650%)	03/20/2018	2.550%	10,000	1,339	733	606
PPG Industries, Inc.	CSFB	(0.830%)	03/20/2018	2.550%	5,000	606	280	326
PPG Industries, Inc.	JPM	(0.890%)	03/20/2018	2.550%	9,300	1,087	321	766
PPL Energy Supply LLC	BOA	(0.435%)	12/20/2011	4.448%	15,000	1,591	0	1,591
PPL Energy Supply LLC	HSBC	(1.450%)	09/20/2013	4.846%	10,000	1,307	0	1,307
PPL Energy Supply LLC	MSC	(0.600%)	12/20/2015	4.900%	5,000	1,094	0	1,094
PSEG Power LLC	BCLY	(0.520%)	12/20/2015	4.700%	8,000	1,726	0	1,726
PSEG Power LLC	MSC	(0.940%)	06/20/2014	4.700%	10,000	1,639	1,104	535
Qwest Corp.	BOA	(2.500%)	06/20/2013	5.313%	5,000	507	363	144
Qwest Corp.	MSC	(4.320%)	06/20/2013	5.313%	2,000	69	0	69
RadioShack Corp.	BOA	(1.250%)	06/20/2011	2.050%	10,700	195	0	195
RadioShack Corp.	MLP	(2.250%)	06/20/2011	2.050%	35,200	(191)	0	(191)
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	3.530%	5,000	497	0	497
Rexam PLC	BCLY	(1.450%)	06/20/2013	5.742%	12,500	1,869	981	888
Rexam PLC	RBS	(1.450%)	06/20/2013	5.742%	4,000	598	273	325
Reynolds American, Inc.	BCLY	(1.100%)	06/20/2012	4.051%	12,500	1,128	320	808
Reynolds American, Inc.	CSFB	(4.250%)	12/20/2013	4.050%	5,000	(51)	0	(51)
Reynolds American, Inc.	DUB	(1.020%)	06/20/2013	4.050%	10,000	1,143	572	571
Reynolds American, Inc.	RBS	(4.100%)	12/20/2013	4.050%	5,000	(20)	0	(20)
Rohm & Haas Co.	BOA	(0.700%)	09/20/2017	1.576%	13,425	854	0	854
Rohm & Haas Co.	CITI	(0.540%)	09/20/2017	1.576%	7,000	527	0	527
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	2.500%	2,800	205	0	205
RPM International, Inc.	BOA	(1.030%)	03/20/2018	2.500%	9,000	933	399	534
RR Donnelley & Sons Co.	BOA	(1.030%)	06/20/2014	3.441%	17,000	1,852	1,200	652
RR Donnelley & Sons Co.	UBS	(2.640%)	03/20/2012	3.525%	10,000	251	0	251
RR Donnelley & Sons Co.	UBS	(2.770%)	03/20/2012	3.525%	5,000	105	0	105
Ryder System, Inc.	BCLY	(3.540%)	03/20/2013	2.974%	10,000	(228)	0	(228)
Ryder System, Inc.	BOA	(1.490%)	09/20/2015	2.817%	10,000	723	0	723
Ryder System, Inc.	BOA	(1.730%)	09/20/2015	2.817%	11,000	650	0	650
Ryder System, Inc.	DUB	(1.320%)	12/20/2016	2.685%	10,000	848	883	(35)
Ryder System, Inc.	GSC	(0.110%)	03/20/2009	1.600%	1,600	5	7	(2)
Ryder System, Inc.	GSC	(1.700%)	09/20/2015	2.817%	7,000	425	0	425
Ryder System, Inc.	GSC	(1.050%)	12/20/2016	2.685%	7,700	784	806	(22)
Ryder System, Inc.	GSC	(1.960%)	12/20/2016	2.685%	7,300	326	0	326
Ryder System, Inc.	JPM	(0.270%)	06/20/2011	2.464%	5,300	273	0	273
SCA Finans AB	DUB	(0.810%)	09/20/2015	2.248%	5,250	405	664	(259)
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	8.260%	11,100	1,614	735	879
Sealed Air Corp.	BCLY	(0.200%)	06/20/2009	4.991%	10,500	235	0	235
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	5.000%	9,250	1,382	517	865
Sempra Energy	DUB	(1.250%)	03/20/2019	1.003%	15,000	(321)	0	(321)
Sheraton Holding Corp.	DUB	(2.400%)	12/20/2015	6.489%	10,000	1,864	1,039	825
Simon Property Group LP	GSC	(1.470%)	12/20/2016	6.551%	8,400	2,100	1,023	1,077
Simon Property Group LP	GSC	(3.010%)	12/20/2016	6.551%	11,600	2,014	0	2,014
Simon Property Group LP	JPM	(0.180%)	06/20/2010	7.209%	8,000	760	0	760
Simon Property Group LP	MSC	(1.120%)	06/20/2016	6.633%	10,000	2,613	1,361	1,252
Simon Property Group LP	MSC	(0.885%)	06/20/2018	6.355%	2,000	593	268	325
Simon Property Group LP	RBS	(0.220%)	09/20/2011	7.154%	5,100	814	0	814
Simon Property Group LP	RBS	(1.060%)	03/20/2017	6.514%	8,000	2,187	1,135	1,052
SLM Corp.	BOA	(3.000%)	06/20/2018	6.832%	2,000	390	0	390
SLM Corp.	BOA	(3.200%)	06/20/2018	6.832%	10,000	1,846	0	1,846
SLM Corp.	DUB	(3.000%)	06/20/2018	6.832%	10,000	1,949	0	1,949
SLM Corp.	DUB	(3.250%)	06/20/2018	6.832%	10,000	1,820	0	1,820
SLM Corp.	RBS	(3.200%)	06/20/2018	6.832%	8,000	1,477	0	1,477
Spectra Energy Capital LLC	DUB	(1.200%)	06/20/2018	1.870%	1,200	60	52	8
Spectra Energy Capital LLC	MSC	(1.150%)	06/20/2018	1.870%	2,500	135	120	15
Spectra Energy Capital LLC	RBS	(2.000%)	03/20/2014	1.870%	24,000	(162)	0	(162)
Sprint Capital Corp.	BCLY	(3.630%)	03/20/2012	12.271%	11,000	2,117	0	2,117
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	4.178%	15,000	2,422	1,566	856
Tesco PLC	CITI	(0.750%)	12/20/2017	1.300%	12,000	491	0	491
Time Warner, Inc.	RBS	(0.700%)	12/20/2016	1.330%	12,000	513	0	513
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.891%	9,800	199	0	199
Transocean, Inc.	GSC	(1.820%)	03/20/2018	3.512%	2,100	235	0	235
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	2.227%	7,500	668	494	174
Tyco Electronics Group S.A.	GSC	(1.530%)	12/20/2012	2.452%	6,500	212	0	212
Tyson Foods, Inc.	RBS	(3.200%)	12/20/2011	4.127%	25,000	580	0	580
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	4.055%	19,000	780	0	780
UBS Warburg LLC	GSC	(2.010%)	06/20/2018	2.077%	10,000	39	0	39
UBS Warburg LLC	MSC	(0.505%)	12/20/2017	2.077%	29,600	3,305	1,498	1,807
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	2.600%	2,575	282	129	153
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	2.600%	8,000	648	303	345
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	2.600%	7,000	414	50	364
UST, Inc.	BCLY	(0.700%)	03/20/2018	0.598%	24,000	(206)	0	(206)
Verizon Communications, Inc.	CITI	(1.500%)	06/20/2017	1.270%	1,300	(22)	0	(22)
Viacom, Inc.	DUB	(1.150%)	06/20/2016	3.579%	5,000	687	394	293
Viacom, Inc.	MSC	(0.640%)	06/20/2011	3.701%	5,200	363	0	363
Viacom, Inc.	UBS	(0.470%)	06/20/2011	3.701%	10,000	737	323	414
Vivendi	BCLY	(1.510%)	06/20/2018	2.613%	20,000	1,508	0	1,508
Vivendi	BOA	(1.200%)	06/20/2013	2.996%	10,000	686	102	584
Vivendi	BOA	(1.280%)	06/20/2013	2.996%	30,000	1,965	204	1,761
Vivendi	CSFB	(1.465%)	06/20/2018	2.613%	8,000	629	12	617
Vivendi	CSFB	(1.540%)	06/20/2018	2.613%	4,700	344	7	337
Vivendi	RBS	(1.500%)	06/20/2018	2.613%	20,000	1,522	30	1,492
VTB Capital S.A.	BCLY	(2.150%)	05/20/2013	11.939%	15,000	4,408	6,476	(2,068)
Wachovia Corp.	DUB	(1.450%)	12/20/2009	1.030%	25,000	(127)	0	(127)
Wachovia Corp.	DUB	(0.255%)	12/20/2016	1.830%	8,300	892	409	483
Waste Management, Inc.	BOA	(1.460%)	03/20/2014	1.456%	7,650	(5)	(127)	122
Weatherford International Ltd.	BCLY	(0.790%)	06/20/2012	4.547%	16,500	1,861	587	1,274
WellPoint, Inc.	BCLY	(1.560%)	03/20/2012	3.500%	10,800	602	0	602
WellPoint, Inc.	RBS	(0.165%)	03/20/2011	3.467%	11,000	754	0	754
Wells Fargo & Co.	BCLY	(1.250%)	12/20/2009	1.200%	10,000	(13)	0	(13)
Wells Fargo & Co.	CITI	(1.300%)	12/20/2009	1.200%	38,000	(60)	0	(60)
Wells Fargo & Co.	CSFB	(1.050%)	12/20/2009	1.200%	30,000	23	0	23
Wells Fargo & Co.	DUB	(1.350%)	06/20/2009	1.198%	25,000	(44)	0	(44)
Wells Fargo & Co.	DUB	(1.200%)	12/20/2009	1.200%	10,000	(8)	0	(8)
Wells Fargo & Co.	GSC	(1.450%)	12/20/2009	1.200%	22,000	(68)	0	(68)
Wells Fargo & Co.	JPM	(1.200%)	12/20/2009	1.200%	25,000	(18)	0	(18)
Wells Fargo & Co.	JPM	(1.250%)	12/20/2009	1.200%	85,000	(111)	0	(111)
Wells Fargo & Co.	JPM	(1.300%)	12/20/2009	1.200%	81,000	(131)	0	(131)
Wells Fargo & Co.	JPM	(1.400%)	12/20/2009	1.200%	20,000	(48)	0	(48)
Wells Fargo & Co.	JPM	(1.250%)	12/20/2010	1.023%	25,000	(129)	0	(129)
Wells Fargo & Co.	JPM	(0.650%)	12/20/2017	1.150%	1,800	68	18	50
Wells Fargo Bank N.A.	GSC	(0.140%)	03/20/2015	1.766%	10,000	904	0	904
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	8.300%	25,000	4,915	373	4,542
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	8.300%	23,200	4,354	0	4,354
Whirlpool Corp.	BOA	(0.960%)	03/20/2013	3.681%	9,000	870	290	580
Whirlpool Corp.	BOA	(2.980%)	09/20/2016	3.107%	11,000	76	0	76
Whirlpool Corp.	JPM	(0.360%)	06/20/2011	3.524%	12,500	892	0	892
Whirlpool Corp.	MSC	(2.970%)	06/20/2016	3.125%	5,000	38	0	38
Williams Cos., Inc.	DUB	(0.830%)	03/20/2012	3.738%	10,000	819	624	195
Wyeth	MSC	(0.150%)	03/20/2013	0.644%	10,000	199	0	199
Xerox Corp.	MLP	(0.120%)	01/20/2009	3.615%	10,500	15	0	15
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	10.143%	10,600	2,473	0	2,473
XL Capital Ltd.	CSFB	(1.410%)	09/20/2014	8.672%	1,600	415	435	(20)
Xstrata Finance Canada Ltd.	JPM	(0.290%)	12/20/2011	15.271%	11,250	3,388	0	3,388
						$333,495	$72,906	$260,589

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	2.852%	$18,000	$1,192	$0	$1,192
American International Group, Inc.	BCLY	1.800%	03/20/2013	5.255%	3,700	(452)	0	(452)
American International Group, Inc.	BCLY	1.815%	03/20/2013	5.255%	9,150	(1,113)	0	(1,113)
American International Group, Inc.	BCLY	1.130%	06/20/2013	5.253%	9,100	(1,393)	0	(1,393)
American International Group, Inc.	BCLY	6.500%	12/20/2013	5.250%	20,000	1,123	0	1,123
American International Group, Inc.	BOA	0.195%	03/20/2010	4.920%	5,000	(278)	0	(278)
American International Group, Inc.	CITI	6.550%	12/20/2013	5.250%	25,000	1,455	0	1,455
American International Group, Inc.	CSFB	1.810%	03/20/2013	5.255%	10,000	(1,218)	0	(1,218)
American International Group, Inc.	CSFB	2.270%	03/20/2013	5.255%	5,000	(526)	0	(526)
American International Group, Inc.	DUB	1.900%	06/20/2009	4.881%	25,000	(335)	0	(335)
American International Group, Inc.	DUB	1.730%	03/20/2013	5.255%	2,700	(337)	0	(337)
American International Group, Inc.	DUB	1.790%	03/20/2013	5.255%	2,700	(331)	0	(331)
American International Group, Inc.	DUB	1.800%	03/20/2013	5.255%	5,000	(611)	0	(611)
American International Group, Inc.	DUB	1.820%	03/20/2013	5.255%	1,300	(158)	0	(158)
American International Group, Inc.	DUB	2.020%	03/20/2013	5.255%	6,000	(686)	0	(686)
American International Group, Inc.	DUB	1.120%	06/20/2013	5.253%	10,700	(1,642)	0	(1,642)
American International Group, Inc.	DUB	1.130%	06/20/2013	5.253%	200	(31)	0	(31)
American International Group, Inc.	GSC	1.800%	03/20/2013	5.255%	100	(12)	0	(12)
American International Group, Inc.	GSC	1.150%	06/20/2013	5.253%	10,000	(1,523)	0	(1,523)
American International Group, Inc.	GSC	1.650%	06/20/2013	5.253%	17,000	(2,270)	0	(2,270)
American International Group, Inc.	UBS	2.250%	03/20/2013	5.255%	5,500	(583)	0	(583)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	3.244%	20,000	(1,785)	0	(1,785)
Brazil Government International Bond	BCLY	0.980%	01/20/2012	2.879%	15,000	(747)	0	(747)
Brazil Government International Bond	BCLY	1.620%	03/20/2013	3.025%	20,900	(1,022)	0	(1,022)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	3.212%	10,000	(649)	0	(649)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.879%	7,500	(373)	0	(373)
Brazil Government International Bond	MLP	1.710%	05/20/2013	3.043%	15,000	(757)	0	(757)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.210%	300	(21)	0	(21)
Brazil Government International Bond	MSC	1.140%	11/20/2011	2.856%	50,000	(2,265)	0	(2,265)
Brazil Government International Bond	MSC	1.660%	03/20/2013	3.025%	47,000	(2,222)	0	(2,222)
Brazil Government International Bond	MSC	1.520%	01/20/2017	3.231%	6,000	(616)	0	(616)
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	3.578%	25,000	(3,154)	0	(3,154)
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	6,000	(2,802)	0	(2,802)
CIT Group, Inc.	BNP	7.600%	03/20/2010	7.612%	10,000	24	0	24
CIT Group, Inc.	CITI	5.000%	12/20/2013	7.252%	5,200	(395)	(1,326)	931
CIT Group, Inc.	DUB	7.650%	03/20/2009	7.609%	10,000	26	0	26
CIT Group, Inc.	DUB	7.550%	03/20/2010	7.612%	15,000	27	0	27
CIT Group, Inc.	DUB	5.000%	12/20/2013	7.252%	15,000	(1,141)	(3,750)	2,609
CIT Group, Inc.	JPM	5.000%	06/20/2009	7.610%	10,000	(78)	(1,200)	1,122
CIT Group, Inc.	JPM	7.300%	03/20/2010	7.612%	25,000	(28)	0	(28)
CIT Group, Inc.	JPM	7.350%	03/20/2010	7.612%	10,000	(5)	0	(5)
CIT Group, Inc.	MLP	5.000%	12/20/2013	7.252%	10,000	(770)	(2,200)	1,430
CIT Group, Inc.	RBS	7.550%	03/20/2009	7.609%	25,000	60	0	60
CIT Group, Inc.	RBS	7.300%	03/20/2010	7.612%	25,000	(28)	0	(28)
CIT Group, Inc.	RBS	7.350%	03/20/2010	7.612%	15,000	(8)	0	(8)
Citigroup, Inc.	JPM	0.530%	09/20/2012	1.922%	13,700	(653)	0	(653)
Countrywide Home Loans, Inc.	RBS	5.150%	06/20/2010	0.924%	3,000	190	0	190
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.203%	10,000	(939)	0	(939)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	10.510%	10,000	(1,775)	0	(1,775)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	10.510%	4,100	(535)	0	(535)
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	11.556%	10,000	(1,417)	0	(1,417)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%	25,000	(1,207)	(1,142)	(65)
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	10.510%	10,000	(1,306)	0	(1,306)
Ford Motor Credit Co. LLC	DUB	7.250%	03/20/2009	15.942%	6,900	(112)	0	(112)
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	11.556%	10,000	(1,353)	0	(1,353)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	11.556%	10,000	(1,351)	0	(1,351)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	11.556%	10,000	(1,339)	0	(1,339)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	11.556%	10,000	(1,320)	0	(1,320)
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	11.556%	10,000	(1,300)	0	(1,300)
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	11.268%	25,000	(3,593)	0	(3,593)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	10.510%	10,000	(1,861)	0	(1,861)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	10.510%	3,500	(472)	0	(472)
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	10.510%	10,000	(1,320)	0	(1,320)
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	10.510%	10,000	(1,291)	0	(1,291)
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	11.556%	10,000	(1,294)	0	(1,294)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.510%	5,800	(1,079)	0	(1,079)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	10.510%	10,000	(1,334)	0	(1,334)
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	10.510%	12,800	(1,653)	0	(1,653)
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	13.652%	10,000	(1,208)	0	(1,208)
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	11.556%	15,000	(2,079)	0	(2,079)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	11.556%	10,000	(1,238)	0	(1,238)
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	10.510%	10,000	(1,357)	0	(1,357)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	10.510%	8,000	(1,056)	0	(1,056)
Ford Motor Credit Co. LLC	MLP	5.000%	06/20/2009	15.939%	3,200	(154)	(144)	(10)
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	15.939%	3,400	(141)	0	(141)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	10.510%	5,100	(692)	0	(692)
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	11.908%	10,000	(1,301)	0	(1,301)
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	11.556%	20,000	(2,813)	0	(2,813)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	12.339%	10,000	(1,143)	0	(1,143)
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	11.908%	5,000	(650)	0	(650)
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	11.556%	25,000	(3,531)	0	(3,531)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	11.556%	25,000	(3,362)	0	(3,362)
General Electric Capital Corp.	BCLY	1.100%	03/20/2009	4.538%	30,800	(219)	0	(219)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	4.495%	6,500	(336)	0	(336)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	4.495%	17,500	(886)	0	(886)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	52,100	(2,891)	0	(2,891)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.461%	7,200	(462)	0	(462)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.406%	32,500	(2,501)	0	(2,501)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.010%	33,800	(3,857)	0	(3,857)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	3.927%	50,000	(5,367)	0	(5,367)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	3.927%	25,000	(2,081)	0	(2,081)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	3.846%	40,000	(3,826)	0	(3,826)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	3.708%	25,000	383	0	383
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	3.708%	30,000	1,463	0	1,463
General Electric Capital Corp.	BNP	0.700%	03/20/2009	4.538%	13,600	(110)	0	(110)
General Electric Capital Corp.	BNP	1.200%	03/20/2009	4.538%	25,000	(171)	0	(171)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	4.554%	1,300	(42)	0	(42)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.461%	22,800	(1,462)	0	(1,462)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	4.353%	10,000	(794)	0	(794)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	3.708%	7,300	333	0	333
General Electric Capital Corp.	BOA	0.770%	03/20/2009	4.538%	10,000	(79)	0	(79)
General Electric Capital Corp.	BOA	0.900%	03/20/2009	4.538%	13,600	(103)	0	(103)
General Electric Capital Corp.	BOA	0.192%	03/20/2010	4.523%	50,000	(2,535)	0	(2,535)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	4.495%	25,000	(1,283)	0	(1,283)
General Electric Capital Corp.	CITI	0.750%	03/20/2009	4.538%	116,600	(929)	0	(929)
General Electric Capital Corp.	CITI	0.800%	03/20/2009	4.538%	27,100	(213)	0	(213)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	4.523%	5,400	(218)	0	(218)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	4.523%	14,800	(588)	0	(588)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	4.523%	9,000	(352)	0	(352)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	4.495%	26,400	(1,242)	0	(1,242)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.461%	8,600	(522)	0	(522)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	3.708%	17,300	229	0	229
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	57,300	1,528	0	1,528
General Electric Capital Corp.	CITI	4.800%	12/20/2013	3.708%	50,000	2,439	0	2,439
General Electric Capital Corp.	CITI	4.875%	12/20/2013	3.708%	46,900	2,221	0	2,221
General Electric Capital Corp.	CITI	3.800%	03/20/2014	3.596%	30,000	292	0	292
General Electric Capital Corp.	CITI	3.850%	03/20/2014	3.596%	25,900	322	0	322
General Electric Capital Corp.	CITI	3.950%	03/20/2014	3.596%	15,000	251	0	251
General Electric Capital Corp.	CITI	4.000%	03/20/2014	3.596%	50,000	943	0	943
General Electric Capital Corp.	DUB	0.850%	03/20/2009	4.538%	65,000	(502)	0	(502)
General Electric Capital Corp.	DUB	1.100%	03/20/2009	4.538%	14,500	(103)	0	(103)
General Electric Capital Corp.	DUB	0.750%	06/20/2009	4.546%	50,000	(879)	0	(879)
General Electric Capital Corp.	DUB	0.800%	06/20/2010	4.495%	20,200	(1,037)	0	(1,037)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	4.495%	26,400	(1,272)	0	(1,272)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	4.476%	21,900	(1,197)	0	(1,197)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	4.461%	10,400	(665)	0	(665)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.310%	900	(61)	0	(61)
General Electric Capital Corp.	DUB	4.300%	12/20/2013	3.708%	24,700	633	0	633
General Electric Capital Corp.	DUB	4.800%	12/20/2013	3.708%	20,000	975	0	975
General Electric Capital Corp.	DUB	4.900%	12/20/2013	3.708%	34,100	1,796	0	1,796
General Electric Capital Corp.	DUB	4.000%	03/20/2014	3.596%	10,000	189	0	189
General Electric Capital Corp.	DUB	4.050%	03/20/2014	3.596%	25,000	525	0	525
General Electric Capital Corp.	GSC	0.750%	06/20/2009	4.546%	75,000	(1,319)	0	(1,319)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.461%	6,400	(415)	0	(415)
General Electric Capital Corp.	GSC	0.960%	06/20/2011	4.353%	14,000	(1,061)	0	(1,061)
General Electric Capital Corp.	GSC	1.280%	06/20/2013	3.846%	10,000	(957)	0	(957)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	2.919%	10,000	(1,461)	0	(1,461)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	4.554%	23,000	(741)	0	(741)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	4.495%	15,000	(770)	0	(770)
General Electric Capital Corp.	MSC	0.950%	01/20/2009	4.532%	66,400	(111)	0	(111)
General Electric Capital Corp.	RBS	1.100%	06/20/2009	4.546%	19,760	(313)	0	(313)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	4.551%	200	(5)	0	(5)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	4.546%	10,000	(163)	0	(163)
General Motors Corp.	BCLY	4.850%	12/20/2012	81.101%	18,200	(14,040)	0	(14,040)
General Motors Corp.	BCLY	5.070%	12/20/2012	81.101%	10,000	(7,691)	0	(7,691)
General Motors Corp.	BCLY	5.000%	06/20/2013	77.714%	5,000	(3,883)	(962)	(2,921)
General Motors Corp.	BNP	4.800%	12/20/2012	81.101%	7,200	(5,558)	0	(5,558)
General Motors Corp.	BOA	4.500%	12/20/2012	81.101%	30,300	(23,486)	0	(23,486)
General Motors Corp.	BOA	5.150%	12/20/2012	81.101%	15,000	(11,524)	0	(11,524)
General Motors Corp.	BOA	5.500%	12/20/2012	81.101%	10,000	(7,646)	0	(7,646)
General Motors Corp.	BOA	5.550%	12/20/2012	81.101%	15,000	(11,462)	0	(11,462)
General Motors Corp.	BOA	6.450%	12/20/2012	81.101%	10,000	(7,547)	0	(7,547)
General Motors Corp.	BOA	7.750%	03/20/2013	79.336%	10,000	(7,438)	0	(7,438)
General Motors Corp.	BOA	7.880%	03/20/2013	79.336%	10,000	(7,424)	0	(7,424)
General Motors Corp.	BOA	8.220%	03/20/2013	79.336%	25,000	(18,468)	0	(18,468)
General Motors Corp.	BOA	8.850%	03/20/2013	79.336%	25,000	(18,298)	0	(18,298)
General Motors Corp.	BOA	5.000%	06/20/2013	77.714%	20,200	(15,690)	(3,737)	(11,953)
General Motors Corp.	CITI	4.600%	12/20/2012	81.101%	6,400	(4,954)	0	(4,954)
General Motors Corp.	CITI	4.630%	12/20/2012	81.101%	7,700	(5,958)	0	(5,958)
General Motors Corp.	CITI	4.950%	12/20/2012	81.101%	15,000	(11,556)	0	(11,556)
General Motors Corp.	CITI	5.250%	12/20/2012	81.101%	10,000	(7,672)	0	(7,672)
General Motors Corp.	CITI	5.450%	12/20/2012	81.101%	10,000	(7,652)	0	(7,652)
General Motors Corp.	CITI	5.900%	12/20/2012	81.101%	25,000	(19,011)	0	(19,011)
General Motors Corp.	CITI	8.300%	03/20/2013	79.336%	10,000	(7,378)	0	(7,378)
General Motors Corp.	CITI	9.100%	03/20/2013	79.336%	10,000	(7,292)	0	(7,292)
General Motors Corp.	CITI	5.000%	06/20/2013	77.714%	40,000	(31,069)	(7,450)	(23,619)
General Motors Corp.	CSFB	5.000%	03/20/2013	79.336%	5,000	(3,867)	(1,050)	(2,817)
General Motors Corp.	DUB	4.500%	12/20/2012	81.101%	6,400	(4,961)	0	(4,961)
General Motors Corp.	DUB	4.600%	12/20/2012	81.101%	14,600	(11,301)	0	(11,301)
General Motors Corp.	DUB	5.010%	12/20/2012	81.101%	10,000	(7,698)	0	(7,698)
General Motors Corp.	DUB	5.150%	12/20/2012	81.101%	15,000	(11,524)	0	(11,524)
General Motors Corp.	DUB	5.450%	12/20/2012	81.101%	25,000	(19,129)	0	(19,129)
General Motors Corp.	DUB	5.500%	12/20/2012	81.101%	10,000	(7,646)	0	(7,646)
General Motors Corp.	DUB	6.550%	12/20/2012	81.101%	15,000	(11,305)	0	(11,305)
General Motors Corp.	DUB	6.660%	12/20/2012	81.101%	10,000	(7,525)	0	(7,525)
General Motors Corp.	DUB	5.000%	03/20/2013	79.336%	30,000	(23,200)	(6,375)	(16,825)
General Motors Corp.	DUB	8.450%	03/20/2013	79.336%	25,000	(18,406)	0	(18,406)
General Motors Corp.	DUB	9.100%	03/20/2013	79.336%	10,000	(7,292)	0	(7,292)
General Motors Corp.	DUB	5.000%	06/20/2013	77.714%	36,700	(28,506)	(6,348)	(22,158)
General Motors Corp.	GSC	4.860%	12/20/2012	81.101%	15,000	(11,570)	0	(11,570)
General Motors Corp.	GSC	5.000%	12/20/2012	81.101%	10,000	(7,699)	0	(7,699)
General Motors Corp.	GSC	5.150%	12/20/2012	81.101%	4,400	(3,380)	0	(3,380)
General Motors Corp.	GSC	5.250%	12/20/2012	81.101%	20,000	(15,345)	0	(15,345)
General Motors Corp.	GSC	6.450%	12/20/2012	81.101%	5,000	(3,773)	0	(3,773)
General Motors Corp.	GSC	6.820%	12/20/2012	81.101%	25,000	(18,770)	0	(18,770)
General Motors Corp.	GSC	7.700%	03/20/2013	79.336%	30,000	(22,329)	0	(22,329)
General Motors Corp.	GSC	7.920%	03/20/2013	79.336%	10,000	(7,419)	0	(7,419)
General Motors Corp.	GSC	9.100%	03/20/2013	79.336%	4,900	(3,573)	0	(3,573)
General Motors Corp.	GSC	5.000%	06/20/2013	77.714%	35,000	(27,185)	(6,406)	(20,779)
General Motors Corp.	GSC	5.000%	12/20/2013	74.944%	5,000	(3,915)	(3,400)	(515)
General Motors Corp.	JPM	4.550%	12/20/2012	81.101%	7,000	(5,422)	0	(5,422)
General Motors Corp.	JPM	5.150%	12/20/2012	81.101%	10,000	(7,683)	0	(7,683)
General Motors Corp.	MLP	5.000%	12/20/2009	140.508%	10,000	(6,990)	(5,100)	(1,890)
General Motors Corp.	MLP	4.880%	12/20/2012	81.101%	14,100	(10,873)	0	(10,873)
General Motors Corp.	MLP	6.650%	12/20/2012	81.101%	9,400	(7,074)	0	(7,074)
General Motors Corp.	MLP	5.000%	09/20/2013	76.253%	3,300	(2,573)	(1,237)	(1,336)
General Motors Corp.	MSC	4.630%	12/20/2012	81.101%	7,600	(5,880)	0	(5,880)
General Motors Corp.	MSC	5.000%	06/20/2013	77.714%	5,000	(3,883)	(912)	(2,971)
General Motors Corp.	RBS	5.000%	12/20/2012	81.101%	10,000	(7,699)	0	(7,699)
General Motors Corp.	RBS	8.000%	03/20/2013	79.336%	10,000	(7,411)	0	(7,411)
General Motors Corp.	RBS	5.000%	06/20/2013	77.714%	5,000	(3,884)	(850)	(3,034)
General Motors Corp.	UBS	4.900%	12/20/2012	81.101%	34,900	(26,905)	0	(26,905)
General Motors Corp.	UBS	4.950%	12/20/2012	81.101%	10,000	(7,704)	0	(7,704)
General Motors Corp.	UBS	5.250%	12/20/2012	81.101%	10,000	(7,672)	0	(7,672)
GMAC LLC	CITI	5.000%	03/20/2009	9.740%	7,700	(66)	(1,001)	935
GMAC LLC	DUB	4.000%	09/20/2012	8.183%	10,000	(1,249)	0	(1,249)
GMAC LLC	GSC	3.600%	09/20/2009	9.739%	50,000	(2,082)	0	(2,082)
GMAC LLC	GSC	3.950%	09/20/2009	9.739%	25,000	(977)	0	(977)
GMAC LLC	JPM	8.700%	03/20/2009	9.740%	10,000	6	0	6
GMAC LLC	JPM	3.750%	09/20/2012	8.183%	12,000	(1,591)	0	(1,591)
GMAC LLC	MLP	5.000%	06/20/2009	9.739%	7,800	(159)	(488)	329
GMAC LLC	MSC	5.000%	06/20/2009	9.739%	2,500	(51)	(244)	193
GMAC LLC	UBS	3.600%	09/20/2009	9.739%	25,000	(1,041)	0	(1,041)
Goldman Sachs Group, Inc.	BCLY	0.920%	09/20/2012	3.017%	5,000	(345)	0	(345)
Goldman Sachs Group, Inc.	BNP	0.830%	09/20/2012	3.017%	7,000	(504)	0	(504)
Goldman Sachs Group, Inc.	MSC	0.850%	09/20/2012	3.017%	25,000	(1,784)	0	(1,784)
Goldman Sachs Group, Inc.	RBS	0.580%	09/20/2012	3.017%	10,000	(804)	0	(804)
Goldman Sachs Group, Inc.	UBS	0.900%	09/20/2012	3.017%	5,000	(348)	0	(348)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	8.727%	16,700	(1,282)	0	(1,282)
Indonesia Government International Bond	BCLY	0.370%	03/20/2009	4.128%	4,440	(36)	0	(36)
Indonesia Government International Bond	MSC	0.450%	03/20/2009	4.128%	14,300	(112)	0	(112)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	5.674%	32,000	(786)	0	(786)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	6.602%	44,300	(6,047)	0	(6,047)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	6.602%	50,000	(6,799)	0	(6,799)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	6.573%	24,270	(3,680)	0	(3,680)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	1.047%	10,000	(44)	0	(44)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	1.047%	9,000	(65)	0	(65)
JSC Gazprom	HSBC	0.360%	05/20/2009	12.887%	18,000	(837)	0	(837)
JSC Gazprom	JPM	1.150%	07/20/2009	13.011%	25,000	(1,422)	0	(1,422)
JSC Gazprom	JPM	1.550%	09/20/2009	13.133%	50,000	(3,718)	0	(3,718)
JSC Gazprom	JPM	0.970%	10/20/2012	10.072%	45,400	(11,690)	0	(11,690)
JSC Gazprom	JPM	1.020%	10/20/2012	10.072%	45,400	(11,621)	0	(11,621)
JSC Gazprom	JPM	2.170%	02/20/2013	9.874%	58,600	(13,235)	0	(13,235)
JSC Gazprom	JPM	2.180%	02/20/2013	9.874%	49,900	(11,253)	0	(11,253)
JSC Gazprom	MSC	1.050%	02/20/2009	12.741%	15,700	(191)	0	(191)
JSC Gazprom	MSC	0.870%	11/20/2011	10.810%	50,000	(11,360)	0	(11,360)
JSC Gazprom	MSC	2.180%	02/20/2013	9.874%	29,600	(6,675)	0	(6,675)
Merrill Lynch & Co., Inc.	RBS	0.590%	09/20/2012	1.550%	600	(20)	0	(20)
Mexico Government International Bond	CSFB	0.220%	03/20/2009	1.181%	2,200	(3)	0	(3)
Mexico Government International Bond	HSBC	0.180%	05/20/2009	1.472%	15,000	(71)	0	(71)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.059%	6,950	(866)	0	(866)
Morgan Stanley	BCLY	2.100%	06/20/2009	6.700%	25,000	(518)	0	(518)
Morgan Stanley	DUB	2.150%	06/20/2009	6.700%	21,200	(434)	0	(434)
Morgan Stanley	DUB	1.862%	06/20/2010	5.816%	20,000	(1,069)	0	(1,069)
Morgan Stanley	RBS	1.850%	06/20/2010	5.816%	6,100	(327)	0	(327)
Panama Government International Bond	CSFB	0.300%	02/20/2009	2.378%	500	(1)	0	(1)
Panama Government International Bond	CSFB	0.270%	03/20/2009	2.380%	8,600	(33)	0	(33)
Panama Government International Bond	CSFB	1.200%	02/20/2017	3.244%	14,400	(1,836)	0	(1,836)
Panama Government International Bond	DUB	1.170%	04/20/2017	3.249%	20,000	(2,676)	0	(2,676)
Panama Government International Bond	HSBC	0.760%	01/20/2012	2.810%	4,600	(253)	0	(253)
Panama Government International Bond	JPM	0.730%	01/20/2012	2.810%	12,600	(707)	0	(707)
Panama Government International Bond	JPM	1.250%	01/20/2017	3.242%	2,800	(341)	0	(341)
Panama Government International Bond	JPM	1.230%	02/20/2017	3.244%	10,000	(1,255)	0	(1,255)
Panama Government International Bond	MSC	0.750%	01/20/2012	2.810%	44,400	(2,461)	0	(2,461)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.546%	19,000	(89)	0	(89)
Peru Government International Bond	MSC	0.310%	03/20/2009	1.112%	3,500	(3)	0	(3)
Petroleos Mexicanos	DUB	0.760%	07/20/2011	2.798%	300	(14)	0	(14)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	6.992%	10,000	(1,501)	0	(1,501)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	12.991%	5,000	(587)	0	(587)
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	12.991%	3,000	(378)	0	(378)
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	12.991%	5,000	(630)	0	(630)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	12.991%	2,000	(238)	0	(238)
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	12.991%	5,000	(630)	0	(630)
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.138%	3,000	24	0	24
Residential Capital LLC	MLP	1.130%	06/20/2009	61.514%	25,000	(6,218)	0	(6,218)
Russia Government International Bond	BCLY	0.275%	05/20/2009	9.788%	17,000	(606)	0	(606)
Russia Government International Bond	JPM	0.780%	09/20/2009	10.033%	50,000	(3,099)	0	(3,099)
Russia Government International Bond	JPM	0.800%	03/20/2016	7.028%	22,400	(6,836)	0	(6,836)
Russia Government International Bond	MSC	0.780%	03/20/2016	7.028%	22,400	(6,859)	0	(6,859)
SLM Corp.	BCLY	3.050%	03/20/2009	11.543%	25,000	(430)	0	(430)
SLM Corp.	BCLY	4.000%	03/20/2009	11.543%	10,000	(148)	0	(148)
SLM Corp.	BCLY	5.100%	06/20/2009	11.541%	500	(14)	0	(14)
SLM Corp.	BNP	4.600%	03/20/2010	11.356%	5,000	(362)	0	(362)
SLM Corp.	BOA	4.500%	03/20/2009	11.543%	10,000	(136)	0	(136)
SLM Corp.	BOA	4.450%	06/20/2009	11.541%	50,000	(1,547)	0	(1,547)
SLM Corp.	BOA	4.350%	06/20/2010	11.199%	50,000	(4,332)	0	(4,332)
SLM Corp.	CITI	4.600%	03/20/2009	11.543%	75,000	(1,001)	0	(1,001)
SLM Corp.	CITI	5.000%	12/20/2013	8.265%	35,900	(3,755)	(4,909)	1,154
SLM Corp.	DUB	4.910%	06/20/2009	11.541%	20,200	(579)	0	(579)
SLM Corp.	DUB	4.530%	03/20/2010	11.356%	20,000	(1,462)	0	(1,462)
SLM Corp.	DUB	5.000%	12/20/2013	8.265%	15,000	(1,570)	(1,988)	418
SLM Corp.	GSC	3.350%	03/20/2009	11.543%	25,000	(411)	0	(411)
SLM Corp.	GSC	3.800%	03/20/2009	11.543%	15,000	(230)	0	(230)
SLM Corp.	GSC	10.500%	09/20/2009	11.541%	25,000	(90)	0	(90)
SLM Corp.	GSC	4.660%	06/20/2010	11.199%	25,000	(2,064)	0	(2,064)
SLM Corp.	JPM	3.700%	03/20/2009	11.543%	10,000	(156)	0	(156)
SLM Corp.	JPM	5.000%	03/20/2009	11.543%	35,000	(433)	0	(433)
SLM Corp.	MLP	4.550%	03/20/2009	11.543%	25,000	(337)	0	(337)
SLM Corp.	MLP	5.250%	03/20/2009	11.543%	20,000	(235)	0	(235)
SLM Corp.	MLP	5.600%	03/20/2009	11.543%	50,000	(544)	0	(544)
SLM Corp.	MSC	5.000%	06/20/2009	11.541%	7,000	(198)	0	(198)
SLM Corp.	RBS	5.050%	06/20/2009	11.541%	5,000	(140)	0	(140)
SLM Corp.	RBS	4.100%	03/20/2011	10.597%	10,000	(1,163)	0	(1,163)
UBS Warburg LLC	BNP	0.760%	03/20/2013	2.037%	30	(1)	0	(1)
Ukraine Government International Bond	BCLY	0.630%	03/20/2009	36.446%	14,600	(1,064)	0	(1,064)
Ukraine Government International Bond	DUB	1.500%	01/20/2012	32.683%	8,000	(4,167)	0	(4,167)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	36.442%	47,600	(4,771)	0	(4,771)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	36.441%	31,000	(3,935)	0	(3,935)
Ukraine Government International Bond	MSC	0.610%	02/20/2009	36.425%	23,580	(1,104)	0	(1,104)
Wachovia Corp.	BCLY	2.500%	12/20/2013	1.278%	5,000	285	0	285
Wachovia Corp.	DUB	1.240%	03/20/2013	1.233%	4,500	3	0	3
Wachovia Corp.	DUB	2.500%	12/20/2013	1.278%	5,000	285	0	285
						$(948,933)	$(62,219)	$(886,714)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	DUB	(5.000%)	06/20/2013	$22,200	$3,481	$1,679	$1,802
CDX.HY-10 Index	JPM	(5.000%)	06/20/2013	150,000	23,520	10,922	12,598
CDX.HY-10 Index	MLP	(5.000%)	06/20/2013	68,800	10,789	5,053	5,736
CDX.HY-10 Index	MSC	(5.000%)	06/20/2013	28,100	4,406	2,072	2,334
CDX.HY-10 Index	UBS	(5.000%)	06/20/2013	50,000	7,840	3,781	4,059
CDX.IG-9 5 Year Index	MSC	(0.600%)	12/20/2012	185,440	10,586	14,334	(3,748)
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	97,210	4,939	8,916	(3,977)
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	223,211	11,341	20,543	(9,202)
					$76,902	$67,300	$9,602

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	DUB	0.320%	07/25/2045	$25,000	$(16,742)	$(7,375)	$(9,367)
ABX.HE AAA 06-1 Index	CITI	0.180%	07/25/2045	23,995	(4,789)	(2,190)	(2,599)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	23,995	(4,795)	(2,160)	(2,635)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	15,031	(4,433)	(5,712)	1,279
ABX.HE AAA 06-2 Index	MSC	0.110%	05/25/2046	13,262	(3,911)	(5,040)	1,129
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	15,000	(8,324)	(9,675)	1,351
ABX.HE AAA 07-1 Index	JPM	0.090%	08/25/2037	25,000	(13,873)	(16,250)	2,377
CDX.HY-8 Index 25-35%	CITI	1.846%	06/20/2012	35,500	(6,369)	0	(6,369)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	32,300	(5,497)	0	(5,497)
CDX.HY-8 Index 25-35%	CITI	2.179%	06/20/2012	22,600	(3,822)	0	(3,822)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	51,800	(9,314)	0	(9,314)
CDX.HY-8 Index 25-35%	MLP	1.847%	06/20/2012	40,400	(7,247)	0	(7,247)
CDX.HY-8 Index 25-35%	MLP	2.070%	06/20/2012	48,800	(8,417)	0	(8,417)
CDX.HY-8 Index 25-35%	MLP	2.080%	06/20/2012	31,000	(5,337)	0	(5,337)
CDX.HY-8 Index 25-35%	MLP	2.127%	06/20/2012	25,200	(4,302)	0	(4,302)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	7,600	(1,309)	0	(1,309)
CDX.HY-8 Index 25-35%	MSC	2.140%	06/20/2012	65,700	(11,190)	0	(11,190)
CDX.HY-8 Index 25-35%	MSC	2.170%	06/20/2012	23,800	(4,031)	0	(4,031)
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012	102,012	(7,116)	0	(7,116)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	128,398	(8,799)	0	(8,799)
CDX.HY-8 Index 35-100%	CITI	0.415%	06/20/2012	98,088	(6,680)	0	(6,680)
CDX.HY-11 Index	MLP	5.000%	12/20/2013	49,600	(9,907)	(11,470)	1,563
CDX.HY-11 Index	MSC	5.000%	12/20/2013	216,900	(40,761)	(54,869)	14,108
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	(322)	0	(322)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	27	0	27
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	(378)	0	(378)
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	(283)	0	(283)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	(769)	0	(769)
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	(358)	0	(358)
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	443	0	443
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	388	0	388
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	49	0	49
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	70	0	70
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	142	0	142
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	1,221	0	1,221
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	1,888	0	1,888
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	65	0	65
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	109	0	109
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	2,010	0	2,010
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	1,374	0	1,374
CDX.IG-9 10-Year Index	MSC	0.800%	12/20/2017	293	(15)	(16)	1
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	(152)	0	(152)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	159	0	159
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	(62)	0	(62)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	387	0	387
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	(197)	0	(197)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,900	(714)	0	(714)
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	(1,065)	0	(1,065)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	627,500	(12,245)	(14,521)	2,276
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	1,500	(447)	(254)	(193)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	130,000	(9,463)	(10,190)	727
MCDX.NA-11 5-Year Index	GSC	0.900%	12/20/2013	75,000	(4,145)	(5,163)	1,018
					$(219,248)	$(144,885)	$(74,363)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,979	$(1)	$2,980
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,455	(69)	2,524
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,113	0	3,113
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		105,800	2,781	78	2,703
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		266,400	7,960	46	7,914
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		74,030	1,754	0	1,754
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		75,400	1,742	0	1,742
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		74,100	2,224	0	2,224
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		34,200	861	0	861
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		21,200	582	9	573
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	(3,307)	0	(3,307)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(908)	0	(908)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(1,042)	0	(1,042)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	(733)	0	(733)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	803	(505)	1,308
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	826	(410)	1,236
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	2,740	441	2,299
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	51	15	36
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	1,653	177	1,476
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	4,352	0	4,352
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(3,265)	(2,885)	(380)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	168	55	113
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	962	175	787
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	BCLY	AUD	729,700	13,085	676	12,409
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		1,528,000	27,400	1,556	25,844
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	DUB		735,100	13,181	865	12,316
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	6,315	(586)	6,901
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	5,877	774	5,103
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	34,088	(3,528)	37,616
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	50,071	(4,526)	54,597
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	2,780	143	2,637
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	4,288	217	4,071
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		13,789,800	442,397	0	442,397
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	214,556	30,010	184,546
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	18,791	(897)	19,688
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	8,623	4,565	4,058
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		138,900	6,254	5,081	1,173
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	93,043	66,439	26,604
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		3,531,100	159,001	117,710	41,291
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	60,185	41,189	18,996
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		3,491,800	157,231	100,614	56,617
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		3,461,700	155,875	100,086	55,789
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		17,200	(1,675)	(1,385)	(290)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		74,100	(16,128)	(134)	(15,994)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		321,233	(69,918)	(14,550)	(55,368)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		111,400	(24,247)	(4,267)	(19,980)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,600	(1,001)	(217)	(784)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		68,849	(14,986)	(3,966)	(11,020)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		279,500	(33,252)	(24,818)	(8,434)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		37,500	(4,462)	(3,352)	(1,110)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		141,151	(16,792)	(8,752)	(8,040)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		900	(125)	(109)	(16)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		55,000	(18,613)	0	(18,613)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		560,600	(189,723)	7,691	(197,414)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(70,359)	121	(70,480)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		87,900	(29,748)	(879)	(28,869)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		378,100	(127,959)	3,818	(131,777)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		168,100	(3,803)	(14,347)	10,544
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		52,000	(1,176)	(3,210)	2,034
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		57,100	(1,291)	(2,669)	1,378
Pay	3-Month USD-LIBOR	0.000%	06/20/2037	RBS		160,000	36,965	449	36,516
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,408,300	(640,480)	6,736	(647,216)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		567,900	(258,275)	11,029	(269,304)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		43,100	(19,602)	301	(19,903)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(23,058)	1,724	(24,782)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		205,400	(93,413)	(15,446)	(77,967)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		61,810	(28,110)	1,989	(30,099)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,214,420	(551,980)	6,655	(558,635)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	12,693	1,144	11,549
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,084,200	56,869	3,681	53,188
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	14,137	1,429	12,708
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	20,573	(3,876)	24,449
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	2,418,300	(2,715)	16,402	(19,117)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	(433)	3,102	(3,535)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	11,732	(22,582)	34,314
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	1,214	(2,378)	3,592
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	10,436	(19,715)	30,151
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,676	(9,807)	14,483
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	4,785	(7,500)	12,285
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,682	(8,799)	59,481
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	50,810	(5,619)	56,429
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,729	(1,809)	14,538
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	22,222	(20,323)	42,545
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	13,770	3,038	10,732
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	1,978	(309)	2,287
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	942	(130)	1,072
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	1,522	(192)	1,714
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	9,277	(1,961)	11,238
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	16,378	4,594	11,784
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	148	17	131
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		19,200	2,238	(36)	2,274
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,494	209	2,285
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	17,436	1,649	15,787
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	13,330	54	13,276
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,245	(91)	11,336
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,097	(57)	14,154
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	9,839	0	9,839
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	(8,674)	418	(9,092)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	(5,060)	124	(5,184)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	(41,895)	37,149	(79,044)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	(34,839)	35,223	(70,062)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		190,000	(30,816)	33,832	(64,648)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(90,775)	(22,805)	(67,970)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(22,899)	(5,407)	(17,492)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(2,664)	(164)	(2,500)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(10,388)	1,063	(11,451)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(15,359)	(2,089)	(13,270)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	(33,081)	20,660	(53,741)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(61,157)	1,638	(62,795)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		500,000	571	0	571
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(29)	0	(29)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	937	183	754
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	856	19	837
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	(2,684)	0	(2,684)
							$(674,271)	$429,905	$(1,104,176)

(o) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$329,675
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,654,700	49,803	155,152
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	118,323
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	33,292
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	210,583
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	100,128
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	144,892
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	85,796
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	57,969
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	354,552
Call-OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	85,780
							$506,182	$1,676,142

(p) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	16,926	$9,969	$14,843
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	10,619	11,749	16,762
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	9,078	2,515	533
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	6,182	2,739	566
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	15,623	2,312	2,347
				$29,284	$35,051

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$56,700	$1,434	$5,696
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	80,933
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	931,000	7,249	10,026
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	95,397
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	706,700	23,091	87,197
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	564,800	3,844	6,083
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	146,077
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	244,000	2,318	2,672
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	333,600	11,009	41,162
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,105,900	66,212	259,840
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	817,800	27,315	108,275
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	107,366
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	160,000	512	544
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	339,000	2,407	3,713
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	437,553
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	92,785
							$393,623	$1,485,319

(q) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,103	$1,084	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.541%	05/25/2037	05/16/2007	21,939	15,808	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	229	206	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,163	1,214	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	82	82	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/11/2008	1,667	1,633	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%
				$26,183	$20,034	0.02%

(r) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2039	$1,088,000	$1,107,040	$1,115,370
Ginnie Mae	5.500%	01/01/2039	100	100	102
				$1,107,140	$1,115,472

(s) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(638)	$(638)
Sell		BCLY	101,428	04/2009	0	(116)	(116)
Buy		HSBC	41,238	04/2009	0	(256)	(256)
Sell		HSBC	41,238	04/2009	0	(37)	(37)
Buy		JPM	360,000	04/2009	0	(2,418)	(2,418)
Sell		JPM	360,000	04/2009	0	(364)	(364)
Sell	AUD	CITI	190,451	01/2009	0	(9,473)	(9,473)
Sell		GSC	966	01/2009	0	(49)	(49)
Sell		MSC	2,164	01/2009	0	(83)	(83)
Sell	BRL	BCLY	1,511,912	02/2009	20,097	(3,148)	16,949
Sell		CITI	60,307	02/2009	916	0	916
Sell		CSFB	1,124,799	02/2009	23,155	(3,455)	19,700
Sell		DUB	200,000	02/2009	7,107	0	7,107
Sell		HSBC	1,294,537	02/2009	13,818	(20,717)	(6,899)
Sell		JPM	94,862	02/2009	0	(899)	(899)
Sell		UBS	1,551,249	02/2009	21,612	(2,661)	18,951
Sell		HSBC	185,450	06/2009	22,371	0	22,371
Sell		JPM	222,456	06/2009	16,771	0	16,771
Sell		RBC	270,077	06/2009	31,641	0	31,641
Sell		RBS	150,000	06/2009	17,768	0	17,768
Sell		UBS	100,000	06/2009	12,091	0	12,091
Buy		LEH	180,000	12/2010	0	(19,770)	(19,770)
Sell		LEH	180,000	12/2010	20,767	0	20,767
Buy	CAD	RBC	378	01/2009	0	(4)	(4)
Sell		RBC	378	01/2009	0	(1)	(1)
Sell	CHF	MSC	61,651	03/2009	0	(6,205)	(6,205)
Buy	CNY	BCLY	1,250,095	07/2009	0	(13,505)	(13,505)
Sell		BCLY	551,699	07/2009	0	(2,374)	(2,374)
Sell		CITI	537,806	07/2009	0	(1,582)	(1,582)
Buy		DUB	2,359,485	07/2009	0	(24,229)	(24,229)
Sell		DUB	1,358,098	07/2009	0	(2,626)	(2,626)
Buy		HSBC	1,925,083	07/2009	0	(19,434)	(19,434)
Sell		HSBC	219,472	07/2009	0	(896)	(896)
Buy		JPM	1,029,913	07/2009	0	(11,492)	(11,492)
Sell		JPM	547,156	07/2009	0	(2,369)	(2,369)
Buy		BCLY	342,314	09/2009	0	(255)	(255)
Buy		CITI	220,932	09/2009	0	(59)	(59)
Buy		DUB	1,000,996	09/2009	0	(514)	(514)
Buy		HSBC	445,491	09/2009	90	(277)	(187)
Buy		JPM	182,170	09/2009	0	(193)	(193)
Buy	EUR	BCLY	39,744	01/2009	4,899	0	4,899
Buy		BNP	41,189	01/2009	80	(1,782)	(1,702)
Buy		BOA	7,000	01/2009	476	0	476
Buy		CSFB	17,354	01/2009	0	(711)	(711)
Buy		DUB	19,613	01/2009	384	(542)	(158)
Sell		DUB	28,534	01/2009	0	(1,596)	(1,596)
Buy		HSBC	35,572	01/2009	1,328	(1,145)	183
Buy		MSC	5,917	01/2009	382	0	382
Sell		MSC	9,137	01/2009	0	(957)	(957)
Buy		RBS	33,219	01/2009	3,071	(368)	2,703
Sell		RBS	727,341	01/2009	0	(91,889)	(91,889)
Sell	GBP	BCLY	205,731	01/2009	9,005	0	9,005
Sell		CITI	319,843	01/2009	14,371	0	14,371
Buy		HSBC	6,079	01/2009	0	(360)	(360)
Buy		MSC	5,677	01/2009	0	(181)	(181)
Buy		RBS	66,962	01/2009	0	(3,970)	(3,970)
Sell		UBS	283,601	01/2009	12,890	0	12,890
Buy	IDR	BCLY	216,218,500	03/2009	0	(1,784)	(1,784)
Sell		BCLY	242,961,000	03/2009	0	(1,622)	(1,622)
Buy		CITI	226,292,800	03/2009	0	(1,767)	(1,767)
Sell		CITI	240,267,400	03/2009	0	(1,684)	(1,684)
Buy		DUB	82,841,600	03/2009	0	(747)	(747)
Sell		DUB	242,962,000	03/2009	0	(1,703)	(1,703)
Buy		HSBC	144,945,300	03/2009	0	(82)	(82)
Buy		RBS	55,892,200	03/2009	0	(226)	(226)
Buy	INR	BCLY	3,356,737	04/2009	1,094	0	1,094
Sell		BCLY	1,253,811	04/2009	0	(1,739)	(1,739)
Buy		BOA	2,237,605	04/2009	1,540	0	1,540
Sell		BOA	1,433,234	04/2009	0	(264)	(264)
Buy		CITI	1,889,000	04/2009	691	0	691
Buy		DUB	1,897,056	04/2009	995	0	995
Sell		DUB	1,084,986	04/2009	0	(1,390)	(1,390)
Buy		HSBC	2,817,441	04/2009	1,049	0	1,049
Sell		JPM	8,425,807	04/2009	0	(5,915)	(5,915)
Buy	JPY	BCLY	3,321,080	01/2009	1,783	0	1,783
Buy		BNP	2,668,158	01/2009	1,776	0	1,776
Sell		BOA	500,000	01/2009	0	(2)	(2)
Buy		CITI	3,223,222	01/2009	1,636	0	1,636
Sell		CSFB	33,297	01/2009	0	(22)	(22)
Buy		HSBC	3,870,933	01/2009	1,904	0	1,904
Sell		HSBC	1,926,370	01/2009	0	(479)	(479)
Buy		MSC	500,000	01/2009	0	(41)	(41)
Buy		UBS	2,651,325	01/2009	1,429	0	1,429
Buy	KWD	BCLY	4,708	04/2009	0	(1,272)	(1,272)
Sell		BCLY	4,708	04/2009	12	0	12
Buy		HSBC	6,214	04/2009	0	(1,697)	(1,697)
Sell		HSBC	6,214	04/2009	0	(157)	(157)
Buy	MYR	BCLY	142,391	02/2009	848	0	848
Sell		BCLY	288,598	02/2009	0	(3,035)	(3,035)
Sell		CITI	171,274	02/2009	0	(2,195)	(2,195)
Buy		DUB	173,210	02/2009	342	0	342
Sell		DUB	83,086	02/2009	0	(1,130)	(1,130)
Sell		HSBC	362,835	02/2009	0	(3,891)	(3,891)
Buy		JPM	762,059	02/2009	1,804	(13,174)	(11,370)
Sell		JPM	171,869	02/2009	0	(1,999)	(1,999)
Buy		BCLY	76,294	04/2009	201	0	201
Sell		BCLY	128,271	04/2009	0	(1,960)	(1,960)
Buy		BOA	65,095	04/2009	200	0	200
Buy		CITI	130,338	04/2009	534	0	534
Sell		CITI	62,939	04/2009	0	(985)	(985)
Buy		HSBC	149,342	04/2009	1,196	0	1,196
Sell		JPM	229,860	04/2009	0	(3,785)	(3,785)
Buy	NZD	CITI	15,221	01/2009	96	0	96
Sell		CSFB	15,000	01/2009	0	(143)	(143)
Buy		DUB	15,221	01/2009	120	0	120
Sell		DUB	6,924	01/2009	0	(64)	(64)
Buy		JPM	63,144	01/2009	349	0	349
Buy		MSC	4,452	01/2009	38	0	38
Buy		RBS	91,329	01/2009	272	0	272
Sell		RBS	106,557	01/2009	817	0	817
Buy	PHP	BCLY	697,950	02/2009	0	(926)	(926)
Sell		BCLY	2,462,015	02/2009	0	(2,225)	(2,225)
Sell		CITI	4,558,284	02/2009	0	(4,101)	(4,101)
Buy		DUB	2,876,260	02/2009	510	(554)	(44)
Buy		HSBC	837,410	02/2009	0	(1,153)	(1,153)
Sell		HSBC	28,212	02/2009	0	(34)	(34)
Buy		JPM	1,179,290	02/2009	0	(1,280)	(1,280)
Buy		MLP	264,900	02/2009	0	(426)	(426)
Buy		MSC	934,000	02/2009	0	(1,329)	(1,329)
Buy		RBS	258,700	02/2009	0	(420)	(420)
Buy		BCLY	113,190	05/2009	53	0	53
Buy		CITI	2,774,571	05/2009	415	(44)	371
Sell		CITI	3,726,326	05/2009	0	(3,742)	(3,742)
Buy		JPM	838,565	05/2009	164	0	164
Buy		LEH	176,400	12/2010	0	(231)	(231)
Sell		LEH	176,400	12/2010	0	(60)	(60)
Sell	PLN	DUB	1,704	05/2009	197	0	197
Buy		HSBC	1,704	05/2009	0	(186)	(186)
Buy	RUB	DUB	2,416,000	05/2009	0	(29,723)	(29,723)
Sell		DUB	864,570	05/2009	11,003	0	11,003
Buy		JPM	1,687,591	05/2009	0	(20,781)	(20,781)
Sell		JPM	1,354,849	05/2009	17,231	0	17,231
Sell		MLP	1,195,875	05/2009	15,214	0	15,214
Sell		UBS	688,297	05/2009	8,699	0	8,699
Buy	SAR	BCLY	61,710	04/2009	0	(277)	(277)
Sell		BCLY	61,710	04/2009	0	(85)	(85)
Buy		HSBC	411,542	04/2009	0	(1,841)	(1,841)
Sell		HSBC	411,542	04/2009	0	(657)	(657)
Buy		JPM	411,310	04/2009	0	(1,866)	(1,866)
Sell		JPM	411,310	04/2009	0	(599)	(599)
Sell	SGD	BCLY	90,001	01/2009	0	(1,403)	(1,403)
Sell		CITI	20,000	01/2009	0	(478)	(478)
Buy		DUB	140,484	01/2009	1,883	0	1,883
Sell		HSBC	30,483	01/2009	0	(1,241)	(1,241)
Sell		BCLY	92,533	04/2009	0	(3,132)	(3,132)
Buy		CITI	214,951	04/2009	1,733	0	1,733
Sell		CITI	91,990	04/2009	0	(3,120)	(3,120)
Buy		DUB	152,053	04/2009	2,121	0	2,121
Sell		DUB	128	04/2009	0	0	0
Buy		HSBC	84,690	04/2009	795	0	795
Sell		HSBC	326,608	04/2009	0	(10,730)	(10,730)
Sell		JPM	92,765	04/2009	0	(3,150)	(3,150)
Buy		RBS	73,290	04/2009	930	0	930
Buy		UBS	79,040	04/2009	1,349	0	1,349
Buy		HSBC	65,450	07/2009	99	0	99
Sell		HSBC	65,450	07/2009	0	(2,328)	(2,328)
					$338,212	$(406,676)	$(68,464)

(t) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$179,968,035	$166,453	$180,134,488
Short Sales, at value	0	(1,115,472)	0	(1,115,472)
Other Financial Instruments++	2,915,750	(3,410,062)	26,166	(468,146)

Total	$2,915,750	$175,442,501	$192,619	$178,550,870

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$506,523	$(9,432)	$1,167	$(50)	$(41,140)	$(290,615)	$166,453
Other Financial Instruments++	(21,462)	0	0	0	32,997	14,631	26,166

Total	$485,061	$(9,432)	$1,167	$(50)	$(8,143)	$(275,984)	$192,619

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund II

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 29.2%
Banking & Finance 21.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,055
American Express Bank FSB
0.568% due 10/20/2009	4,600	4,386
6.000% due 09/13/2017	4,000	3,752
American Express Centurion Bank
6.000% due 09/13/2017	4,000	3,752
American Express Co.
7.000% due 03/19/2018	200	203
American Express Credit Corp.
1.928% due 11/09/2009	6,600	6,139
5.875% due 05/02/2013	2,800	2,690
American General Finance Corp.
5.625% due 08/17/2011	400	184
American International Group, Inc.
1.090% due 06/16/2009	4,800	4,374
4.612% due 10/18/2011	100	72
4.950% due 03/20/2012	200	157
5.050% due 10/01/2015	1,000	671
Bank of America Corp.
2.826% due 11/06/2009	2,600	2,549
8.000% due 12/29/2049	26,600	19,161
8.125% due 12/29/2049	27,900	20,904
Bank of America N.A.
2.181% due 02/27/2009	4,900	4,905
5.300% due 03/15/2017	325	309
6.000% due 10/15/2036	1,300	1,385
6.100% due 06/15/2017	16,100	15,901
Bank of New York Mellon Corp.
7.300% due 12/01/2009	400	411
Bear Stearns Cos. LLC
2.243% due 02/23/2010	4,000	3,886
2.262% due 08/21/2009	14,800	14,557
3.650% due 01/31/2011	7,700	7,073
3.765% due 01/30/2009	4,900	4,900
4.902% due 07/19/2010	5,900	5,712
CIT Group, Inc.
4.250% due 02/01/2010	3,570	3,274
Citigroup Funding, Inc.
0.474% due 04/23/2009	8,600	8,501
1.466% due 06/26/2009	3,000	2,939
Citigroup, Inc.
1.496% due 12/28/2009	4,800	4,529
5.300% due 10/17/2012	1,000	965
5.500% due 08/27/2012	3,025	2,939
5.500% due 04/11/2013	11,200	10,915
5.850% due 07/02/2013	700	676
6.000% due 08/15/2017	7,900	7,877
8.400% due 04/29/2049	27,000	17,861
Countrywide Home Loans, Inc.
5.625% due 07/15/2009	100	100
Credit Suisse USA, Inc.
2.349% due 08/15/2010	13,987	12,983
Fifth Third Bancorp
6.250% due 05/01/2013	350	325
8.250% due 03/01/2038	16,000	13,251
General Electric Capital Corp.
4.572% due 01/20/2010	8,000	7,646
5.875% due 01/14/2038	10,200	10,019
6.125% due 02/22/2011	400	414
Goldman Sachs Group, Inc.
2.229% due 11/16/2009	11,400	10,922
5.222% due 01/20/2009	5,000	4,994
5.300% due 02/14/2012	325	307
5.625% due 01/15/2017	5,800	4,990
5.950% due 01/18/2018	7,375	7,005
6.150% due 04/01/2018	3,700	3,562
6.250% due 09/01/2017	6,300	6,119
HSBC Bank USA N.A.
6.000% due 08/09/2017	69,400	68,210
HSBC Finance Corp.
2.179% due 03/12/2010	9,100	8,297
2.429% due 11/16/2009	8,400	7,986
4.479% due 10/21/2009	3,000	2,815
JPMorgan Chase & Co.
0.521% due 06/26/2009	3,300	3,271
2.546% due 05/07/2010	5,800	5,614
6.000% due 01/15/2018	1,700	1,797
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	7,906
JPMorgan Chase Capital XX
6.550% due 09/29/2036	800	678
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	5,495
KeyBank N.A.
4.467% due 06/02/2010	5,600	5,403
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	6,100	580
2.907% due 11/16/2009 (a)	14,700	1,396
2.951% due 05/25/2010 (a)	1,700	162
5.625% due 01/24/2013 (a)	3,100	310
6.875% due 05/02/2018 (a)	1,200	120
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009	8,100	7,853
2.290% due 12/04/2009	4,800	4,607
4.125% due 09/10/2009	325	322
6.050% due 08/15/2012	325	321
6.400% due 08/28/2017	4,400	4,415
MetLife, Inc.
6.400% due 12/15/2036	1,500	902
Metropolitan Life Global Funding I
2.189% due 05/17/2010	7,500	6,730
Morgan Stanley
2.556% due 05/07/2009	7,400	7,280
4.232% due 05/14/2010	13,900	12,943
4.842% due 01/15/2010	10,900	10,017
5.625% due 01/09/2012	450	427
5.950% due 12/28/2017	225	187
National City Bank
6.200% due 12/15/2011	375	352
PNC Funding Corp.
7.500% due 11/01/2009	335	335
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,625
5.550% due 04/27/2015	4,000	3,845
SLM Corp.
3.675% due 07/27/2009	2,900	2,734
4.000% due 07/25/2014	2,000	1,011
State Street Capital Trust III
8.250% due 12/29/2049	3,500	2,706
State Street Capital Trust IV
2.996% due 06/15/2037	600	265
U.S. Bank N.A.
6.375% due 08/01/2011	250	260
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	11,906
USB Capital IX
6.189% due 04/15/2049	700	329
Wachovia Corp.
4.882% due 10/15/2011	13,600	12,190
5.625% due 10/15/2016	1,300	1,189
5.750% due 02/01/2018	1,300	1,305
7.980% due 02/28/2049	3,600	3,077
Wells Fargo & Co.
3.125% due 04/01/2009	425	426
4.625% due 08/09/2010	25,000	25,124
ZFS Finance USA Trust I
5.875% due 05/09/2032	1,600	560

		520,484

Industrials 7.4%
Abbott Laboratories
5.875% due 05/15/2016	325	353
Amgen, Inc.
6.900% due 06/01/2038	15,600	17,873
Comcast Corp.
5.875% due 02/15/2018	1,100	1,044
6.450% due 03/15/2037	1,100	1,098
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,536
Daimler Finance North America LLC
2.346% due 03/13/2009	9,800	9,796
2.426% due 03/13/2009	7,000	6,749
Dell, Inc.
5.650% due 04/15/2018	6,000	5,380
El Paso Corp.
6.750% due 05/15/2009	15,900	15,752
General Mills, Inc.
4.189% due 01/22/2010	3,500	3,363
6.000% due 02/15/2012	300	311
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	326
International Business Machines Corp.
5.700% due 09/14/2017	30,100	32,236
7.625% due 10/15/2018	350	420
Kraft Foods, Inc.
6.125% due 08/23/2018	375	370
Marathon Oil Corp.
6.000% due 10/01/2017	325	278
McDonald’s Corp.
5.800% due 10/15/2017	200	214
Oracle Corp.
4.950% due 04/15/2013	7,000	7,224
5.750% due 04/15/2018	6,900	7,230
PepsiCo, Inc.
5.000% due 06/01/2018	275	286
President and Fellows of Harvard College
6.000% due 01/15/2019	6,400	6,943
6.500% due 01/15/2039	33,600	36,747
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	1,914
Target Corp.
5.125% due 01/15/2013	6,200	6,127
Time Warner, Inc.
6.875% due 05/01/2012	380	365
United Airlines, Inc.
6.071% due 03/01/2013	98	89
9.190% due 12/24/2013 (a)	5,923	2,473
Wyeth
6.950% due 03/15/2011	400	417
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	17,287

		184,201

Utilities 0.8%
AT&T, Inc.
2.959% due 02/05/2010	2,300	2,222
4.950% due 01/15/2013	1,700	1,711
5.500% due 02/01/2018	1,700	1,721
6.250% due 03/15/2011	400	409
6.300% due 01/15/2038	1,200	1,273
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,451
Verizon Communications, Inc.
4.200% due 04/03/2009	9,100	9,037
5.250% due 04/15/2013	500	502

		19,326

Total Corporate Bonds & Notes (Cost $802,523)		724,011

MUNICIPAL BONDS & NOTES 2.1%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	11,500	9,795
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,194
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	603
6.899% due 12/01/2040	7,100	7,286
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2026	5,640	5,312
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	648
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,300	5,912
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	155	182
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	2,800	2,405
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	9,395
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	888
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	2,909
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	3,000	2,761
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	2,200	2,518

Total Municipal Bonds & Notes (Cost $53,678)		51,808

U.S. GOVERNMENT AGENCIES 97.2%
Fannie Mae
0.531% due 12/25/2036	1,927	1,696
3.678% due 07/01/2044	696	687
3.878% due 09/01/2040 (f)	2,859	2,832
4.325% due 01/01/2024	14	14
4.500% due 06/01/2023	995	1,018
4.665% due 05/25/2035	857	882
4.818% due 09/01/2035	907	915
4.823% due 09/01/2034	732	734
4.823% due 10/01/2035 (f)	4,177	4,193
4.898% due 01/01/2035 (f)	1,859	1,871
5.000% due 12/01/2016 - 01/01/2039	156,868	160,918
5.000% due 10/01/2017 - 05/01/2037 (f)	205,395	210,855
5.045% due 07/01/2020	87	87
5.304% due 03/01/2024	1	2
5.325% due 02/01/2023	66	66
5.500% due 11/01/2013 - 01/01/2039	454,647	466,613
5.500% due 01/01/2017 - 11/01/2038 (f)	332,442	341,501
5.500% due 07/01/2036 (g)	12,480	12,818
5.587% due 12/01/2023	58	58
5.770% due 06/01/2013	607	639
5.975% due 02/01/2009	475	474
6.000% due 05/01/2017 - 10/01/2038 (f)	464,151	478,482
6.000% due 03/01/2018 - 01/01/2039	159,357	164,210
6.056% due 05/01/2012	303	319
6.114% due 02/01/2012	570	600
6.143% due 04/01/2024	16	16
6.500% due 07/01/2013 - 06/25/2044	6,979	7,237
6.500% due 11/01/2037 (f)	1,781	1,852
7.000% due 04/01/2011 - 09/25/2020	33	34
7.040% due 12/01/2009	303	308
8.000% due 04/01/2015 - 10/01/2030	10	10
8.500% due 04/01/2017	1	1
9.000% due 06/01/2010 - 06/25/2018	8	9
9.250% due 07/25/2019	127	142
10.000% due 11/01/2021	4	4
11.000% due 09/01/2010	3	3
Freddie Mac
1.345% due 07/15/2019 - 10/15/2020	56,032	54,349
1.425% due 02/15/2019	19,954	19,184
3.679% due 02/25/2045	454	409
4.875% due 06/13/2018	1,800	2,073
5.000% due 11/01/2018 - 01/01/2039	249,519	255,315
5.000% due 11/01/2018 (f)	3,436	3,547
5.130% due 12/01/2022	261	259
5.376% due 07/01/2030	77	76
5.500% due 01/01/2018 - 01/01/2039	75,363	77,142
5.500% due 02/01/2038 - 08/01/2038 (f)	72,825	74,629
6.000% due 02/01/2016 - 07/01/2038	5,727	5,922
6.000% due 11/01/2037 - 09/01/2038 (f)	36,990	38,149
6.123% due 02/01/2023	44	46
6.500% due 12/01/2010	9	9
7.000% due 07/15/2022	1,121	1,171
7.500% due 01/15/2023 - 01/01/2026	2,703	2,939
8.000% due 11/01/2025 - 06/15/2030	1,337	1,391
9.000% due 12/15/2020	63	67
9.250% due 11/15/2019	2	2
9.500% due 02/01/2018	6	7
10.000% due 06/01/2011 - 03/01/2021	7	7
Ginnie Mae
4.625% due 09/20/2024 - 07/20/2030	1,272	1,249
5.125% due 12/20/2029	656	646
5.375% due 06/20/2023 - 06/20/2027	1,741	1,731
6.000% due 01/15/2024 - 11/15/2038	2,727	2,819
6.000% due 07/15/2038 (f)	2,868	2,965
7.500% due 09/15/2014 - 09/15/2025	21	22
8.000% due 07/15/2010 - 08/15/2024	55	58
9.000% due 04/15/2009 - 11/15/2017	23	25
9.500% due 01/20/2019 - 12/15/2021	10	11
Small Business Administration
7.449% due 08/01/2010	294	301
7.970% due 01/25/2025	112	120

Total U.S. Government Agencies (Cost $2,358,890)		2,408,740

U.S. TREASURY OBLIGATIONS 6.2%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	3,659	3,440
1.625% due 01/15/2015 (f)	13,161	12,209
1.750% due 01/15/2028	5,481	5,066
1.875% due 07/15/2013	23,002	21,663
1.875% due 07/15/2015 (f)	38,537	36,415
2.000% due 07/15/2014	19,412	18,364
2.625% due 07/15/2017	7,422	7,608
3.000% due 07/15/2012	6,024	5,906
3.500% due 01/15/2011	40,953	40,207
U.S. Treasury Notes
3.750% due 11/15/2018	2,515	2,848

Total U.S. Treasury Obligations (Cost $148,822)		153,726

MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,140	1,079
Banc of America Funding Corp.
4.155% due 05/25/2035	3,647	2,608
Bear Stearns Adjustable Rate Mortgage Trust
5.037% due 04/25/2033	1,471	1,176
Bear Stearns Alt-A Trust
5.364% due 05/25/2035	5,143	3,482
5.495% due 09/25/2035	746	348
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	387
5.471% due 01/12/2045	1,500	1,161
5.700% due 06/11/2050	5,000	3,724
Bear Stearns Mortgage Funding Trust
0.661% due 01/25/2037	14,922	6,822
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021	54	47
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	4,265	3,494
4.700% due 12/25/2035	1,155	839
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	1,906
Countrywide Alternative Loan Trust
0.651% due 05/25/2047	3,185	1,313
Countrywide Home Loan Mortgage Pass-Through Trust
4.730% due 02/20/2035	22	14
5.250% due 02/20/2036	1,380	756
5.750% due 05/25/2033	104	100
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	500	409
CS First Boston Mortgage Securities Corp.
5.357% due 06/25/2032	64	51
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047	2,229	1,982
DLJ Acceptance Trust
11.000% due 08/01/2019	11	11
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046	3,067	2,467
0.551% due 01/25/2047	3,311	3,047
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,200	1,681
GS Mortgage Securities Corp. II
5.799% due 08/10/2045	8,400	6,122
GSR Mortgage Loan Trust
5.181% due 01/25/2036	46	36
5.244% due 11/25/2035	4,032	3,007
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	35	38
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037	1,421	1,321
Indymac ARM Trust
4.436% due 01/25/2032	28	20
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,700	2,787
5.420% due 01/15/2049	500	355
5.440% due 06/12/2047	1,300	942
5.794% due 02/12/2051	3,000	2,189
5.819% due 06/15/2049	100	73
5.882% due 02/15/2051	1,200	857
JPMorgan Mortgage Trust
5.024% due 02/25/2035	24	18
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021	644	482
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	520
5.485% due 03/12/2051	2,900	2,006
Morgan Stanley Capital I
1.255% due 10/15/2020	1,111	849
5.809% due 12/12/2049	300	226
Prime Mortgage Trust
0.871% due 02/25/2019	176	167
0.871% due 02/25/2034	1,024	895
Residential Funding Mortgage Securities I
5.584% due 02/25/2036	826	495
Structured Asset Mortgage Investments, Inc.
0.911% due 09/19/2032	582	411
Structured Asset Securities Corp.
4.687% due 02/25/2032	83	67
5.221% due 01/25/2032	76	59
Thornburg Mortgage Securities Trust
0.581% due 03/25/2046	1,503	1,440
0.581% due 11/25/2046	2,727	2,265
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021	3,019	2,311
5.342% due 12/15/2043	3,800	2,499
5.509% due 04/15/2047	1,700	1,229
WaMu Mortgage Pass-Through Certificates
0.761% due 10/25/2045	988	542
3.456% due 11/25/2042	436	360
4.678% due 05/25/2035	395	248
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,165	3,391
4.963% due 01/25/2035	30	23

Total Mortgage-Backed Securities (Cost $99,663)		77,154

ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp.
0.521% due 12/25/2036	1,369	1,253
0.621% due 12/25/2035	1,632	1,554
American Express Credit Account Master Trust
1.695% due 02/15/2012	662	572
Amortizing Residential Collateral Trust
0.741% due 06/25/2032	805	555
Asset-Backed Funding Certificates
0.531% due 11/25/2036	1,331	1,256
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036	443	430
BA Credit Card Trust
1.895% due 12/15/2014	13,900	11,587
Bear Stearns Asset-Backed Securities Trust
0.531% due 01/25/2037	4,362	3,837
0.561% due 06/25/2047	1,548	1,360
0.921% due 03/25/2043	652	630
0.971% due 06/25/2035	2,945	2,689
Chase Issuance Trust
1.185% due 07/15/2011	7,200	7,070
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037	2,314	2,157
EMC Mortgage Loan Trust
0.841% due 05/25/2040	2,084	1,664
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 01/25/2038	3,760	3,477
0.521% due 11/25/2036	2,798	2,535
Ford Credit Auto Owner Trust
2.095% due 01/15/2011	20,800	20,191
2.615% due 06/15/2012	12,700	11,531
Fremont Home Loan Trust
0.531% due 01/25/2037	1,797	1,402
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036	1,046	929
JPMorgan Mortgage Acquisition Corp.
0.521% due 07/25/2036	2,523	2,313
Lehman XS Trust
0.541% due 05/25/2046	311	300
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034	107	36
MBNA Credit Card Master Note Trust
1.295% due 12/15/2011	12,280	11,933
Merrill Lynch Mortgage Investors, Inc.
0.501% due 06/25/2037	178	176
Morgan Stanley ABS Capital I
0.511% due 10/25/2036	761	714
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036	1,154	1,094
Option One Mortgage Loan Trust
0.511% due 02/25/2037	1,360	1,323
0.521% due 01/25/2037	1,310	1,229
Quest Trust
0.591% due 08/25/2036	7,074	6,189
Securitized Asset-Backed Receivables LLC Trust
0.531% due 12/25/2036	2,056	1,713
SLM Student Loan Trust
5.035% due 04/25/2023	12,300	11,544
Structured Asset Securities Corp.
0.761% due 01/25/2033	237	179

Total Asset-Backed Securities (Cost $123,246)		115,422

	Shares
CONVERTIBLE PREFERRED STOCKS 2.0%
Bank of America Corp.
7.250% due 01/25/2033	13,000	8,469
Citigroup, Inc.
6.500% due 12/31/2049	85,900	2,427
Wachovia Corp.
7.500% due 01/25/2033	50,500	37,875

Total Convertible Preferred Stocks (Cost $47,039)		48,771

PREFERRED STOCKS 0.6%
DG Funding Trust
3.229% due 01/25/2033	1,568	15,768

Total Preferred Stocks (Cost $16,522)		15,768

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.7%
Commercial Paper 2.2%
Fannie Mae
0.860% due 01/27/2009	$4,600	4,597
Freddie Mac
0.120% due 01/27/2009	50,000	49,996

		54,593

Repurchase Agreements 5.5%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009	27,000	27,000
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $27,271. Repurchase proceeds are $27,000.)
UBS Securities LLC
0.040% due 01/02/2009	83,700	83,700
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 5.350% due 06/15/2010 valued at $87,426. Repurchase proceeds are $83,700.)
0.050% due 01/05/2009	25,000	25,000
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 4.250% due 06/11/2010 valued at $25,640. Repurchase proceeds are $25,000.)

		135,700

U.S. Cash Management Bills 0.0%
0.220% due 04/29/2009 (d)	720	716

U.S. Treasury Bills 3.0%
0.244% due 01/02/2009 - 06/11/2009 (b)(d)	73,370	73,140

Total Short-Term Instruments (Cost $264,367)		264,149

Purchased Options (i) 1.4% (Cost $10,260)		34,136
Total Investments 157.2% (Cost $3,925,010)		$3,893,685
Written Options (j) (1.5%) (Premiums $9,751)		(36,537)
Other Assets and Liabilities (Net) (55.7%)		(1,380,230)

Net Assets 100.0%		$2,476,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $52,861 and cash of $500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $100 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $517,362 at a weighted average interest rate of 2.538%. On December 31, 2008, securities valued at $1,029,450 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $2,020 and cash of $10,142 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	782	$3,861
90-Day Eurodollar June Futures	Long	06/2009	1,671	8,623
90-Day Eurodollar June Futures	Long	06/2010	25	139
90-Day Eurodollar March Futures	Long	03/2009	2,382	14,050
90-Day Eurodollar March Futures	Long	03/2010	554	2,949
90-Day Eurodollar September Futures	Long	09/2009	1,514	9,030
90-Day Eurodollar September Futures	Long	09/2010	25	143
U.S. Treasury 2-Year Note March Futures	Long	03/2009	319	458
U.S. Treasury 5-Year Note March Futures	Long	03/2009	169	58
U.S. Treasury 10-Year Note March Futures	Long	03/2009	578	(1,382)

				$37,929

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	5.255%	$1,600	$(203)	$0	$(203)
American International Group, Inc.	DUB	5.000%	12/20/2013	5.250%	5,300	(45)	(477)	432
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	3.300%	2,000	(178)	0	(178)
CIT Group, Inc.	BCLY	5.200%	03/20/2013	7.304%	3,600	(237)	0	(237)
Citigroup, Inc.	CSFB	0.890%	03/20/2013	1.900%	200	(8)	0	(8)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	4.496%	300	(16)	0	(16)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	400	(22)	0	(22)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.461%	100	(6)	0	(6)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.406%	13,800	(1,062)	0	(1,062)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.011%	13,700	(1,563)	0	(1,563)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	4.554%	1,000	(32)	0	(32)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.461%	300	(19)	0	(19)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	4.523%	600	(24)	0	(24)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	4.523%	400	(16)	0	(16)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	4.476%	400	(22)	0	(22)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	4.554%	1,500	(52)	0	(52)
General Electric Capital Corp.	MLP	1.080%	12/20/2009	4.554%	12,700	(412)	0	(412)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	4.551%	1,800	(43)	0	(43)
International Lease Finance Corp.	MLP	5.000%	12/20/2013	8.340%	4,000	(434)	(670)	236
SLM Corp.	BCLY	5.100%	06/20/2009	11.541%	600	(17)	0	(17)
SLM Corp.	BNP	5.150%	03/20/2009	11.543%	3,800	(46)	0	(46)
Wachovia Corp.	RBS	3.020%	03/20/2013	1.233%	8,200	589	0	589

						$(3,868)	$(1,147)	$(2,721)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	$3,123	$159	$287	$(128)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	$600	$(102)	$0	$(102)
CDX.HY-8 Index 25-35%	CITI	2.179%	06/20/2012	800	(135)	0	(135)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	2,000	(360)	0	(360)
CDX.HY-8 Index 25-35%	MLP	2.127%	06/20/2012	500	(85)	0	(85)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	1,900	(327)	0	(327)
CDX.HY-8 Index 35-100%	CITI	0.355%	06/20/2012	8,141	(569)	0	(569)
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012	4,905	(342)	0	(342)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	1,962	(134)	0	(134)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	4,800	(36)	0	(36)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	18,668	129	0	129
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	12,348	61	0	61
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	5	0	5
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	3,986	11	0	11
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,528	(4)	0	(4)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	3,111	(14)	0	(14)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	6,100	(119)	(141)	22
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	200	(60)	(34)	(26)

					$(2,081)	$(175)	$(1,906)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$157,600	$4,089	$(277)	$4,366
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS	34,800	903	(81)	984
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY	5,700	129	6	123
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	516,800	16,580	0	16,580
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	4,200	189	153	36
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	20,600	927	780	147
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	18,800	847	593	254
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	24,500	1,103	552	551
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	25,600	1,153	586	567
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	2,800	(273)	(226)	(47)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	32,200	(7,009)	0	(7,009)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	400	(87)	(19)	(68)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	1,100	(131)	(95)	(36)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	10,700	(3,621)	131	(3,752)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC	2,400	(812)	(24)	(788)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS	3,700	(1,252)	26	(1,278)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	2,000	(45)	(170)	125
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS	700	(16)	(33)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	18,000	(8,186)	248	(8,434)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	5,200	(2,365)	80	(2,445)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	50,900	(23,149)	(3,999)	(19,150)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	3,900	(1,774)	80	(1,854)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	7,900	(3,593)	(206)	(3,387)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP	5,800	(635)	397	(1,032)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	6,900	(1,163)	31	(1,194)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP	8,400	18	3	15
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP	16,700	167	4	163

						$(28,006)	$(1,460)	$(26,546)

(i) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$206,600	$2,245	$8,072
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	80,200	858	2,673
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,200	588	1,840
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	21,400	240	713
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	132,900	1,255	4,430
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	181,800	1,963	5,855
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	32,200	309	1,189
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	185,800	1,980	6,193
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	77,700	822	3,171

							$10,260	$34,136

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	308	$181	$270
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	128	156	202
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	166	46	10
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	112	50	10
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	292	44	44

				$477	$536

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,400	$35	$141
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,100	902	4,032
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	18,000	140	194
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	18,700	469	1,618
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	12,400	405	1,530
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	10,000	68	108
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,400	609	2,270
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,000	38	44
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	7,100	234	876
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	44,300	1,385	5,466
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	60,600	1,827	7,325
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	3,000	10	10
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	6,000	43	66
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	14,000	309	1,255
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	61,900	2,007	7,637
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	25,900	793	3,429

							$9,274	$36,001

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$37,875	$3,853,337	$2,473	$3,893,685
Other Financial Instruments++	37,930	(68,016)	177	(29,909)

Total	$75,805	$3,785,321	$2,650	$3,863,776

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$3,261	$(418)	$9	$81	$(460)	$0	$2,473
Other Financial Instruments++	(306)	0	0	0	(332)	815	177

Total	$2,955	$(418)	$9	$81	$(792)	$815	$2,650

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund III

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
6.000% due 08/03/2012		$9,875	$5,192
Idearc, Inc.
3.440% due 11/17/2014		362	114
5.770% due 11/17/2014		8,087	2,553
Sensata Technologies BV
5.115% due 04/27/2013		8	4
5.258% due 04/27/2013		2,947	1,518

Total Bank Loan Obligations (Cost $20,923)			9,381

CORPORATE BONDS & NOTES 28.0%
Banking & Finance 22.0%
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016		100	71
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	2,956
American Express Bank FSB
0.568% due 10/20/2009		4,000	3,814
6.000% due 09/13/2017		4,000	3,752
American Express Centurion Bank
6.000% due 09/13/2017		4,000	3,752
American Express Co.
7.000% due 03/19/2018		600	608
American Express Credit Corp.
1.928% due 11/09/2009		5,700	5,302
5.875% due 05/02/2013		3,255	3,128
American General Finance Corp.
5.375% due 10/01/2012		265	110
6.900% due 12/15/2017		5,300	2,297
American International Group, Inc.
1.090% due 06/16/2009		5,800	5,285
4.612% due 10/18/2011		7,800	5,611
5.050% due 10/01/2015		400	269
5.850% due 01/16/2018		10,400	6,982
ANZ National International Ltd.
2.428% due 08/07/2009		4,400	4,399
6.200% due 07/19/2013		3,700	3,583
ASIF I
3.685% due 07/26/2010		10,000	8,128
Bank of America Corp.
2.479% due 08/15/2016		1,400	1,034
5.650% due 05/01/2018		165	166
8.000% due 12/29/2049		46,585	33,556
8.125% due 12/29/2049		13,200	9,890
Bank of America N.A.
2.181% due 02/27/2009		800	801
Bank of Scotland PLC
4.590% due 07/17/2009		6,500	6,482
Barclays Bank PLC
5.450% due 09/12/2012		20,400	20,676
6.050% due 12/04/2017		3,400	3,004
Bear Stearns Cos. LLC
2.262% due 08/21/2009		6,900	6,787
3.650% due 01/31/2011		7,900	7,256
3.765% due 01/30/2009		4,300	4,300
4.905% due 07/16/2009		12,600	12,439
6.400% due 10/02/2017		8,900	9,264
7.250% due 02/01/2018		60	66
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	87
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,500	1,192
Calabash Re Ltd.
10.396% due 01/08/2010		3,400	3,338
Capmark Financial Group, Inc.
6.300% due 05/10/2017		135	37
Caterpillar Financial Services Corp.
5.450% due 04/15/2018		700	657
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		150	60
CIT Group, Inc.
3.765% due 04/27/2011		2,200	1,881
Citigroup Capital XXI
8.300% due 12/21/2057		4,000	3,092
Citigroup Funding, Inc.
0.474% due 04/23/2009		700	692
1.466% due 06/26/2009		2,700	2,645
Citigroup Global Markets Holdings, Inc.
1.971% due 03/17/2009		3,900	3,881
Citigroup, Inc.
1.496% due 12/28/2009		400	377
3.505% due 01/30/2009		3,100	3,101
5.100% due 09/29/2011		925	894
5.300% due 10/17/2012		1,100	1,061
5.500% due 08/27/2012		12,200	11,852
5.500% due 04/11/2013		10,700	10,428
5.850% due 07/02/2013		700	676
6.125% due 08/25/2036		9,800	8,806
6.500% due 08/19/2013		490	495
8.400% due 04/29/2049		17,900	11,842
Countrywide Financial Corp.
5.800% due 06/07/2012		3,300	3,219
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		110	105
4.125% due 09/15/2009		2,700	2,669
Credit Suisse USA, Inc.
2.298% due 11/20/2009		490	472
Deutsche Bank AG
4.875% due 05/20/2013		590	580
6.000% due 09/01/2017		7,200	7,653
DnB NOR Bank ASA
4.889% due 10/13/2009		3,300	3,300
Export-Import Bank of China
4.875% due 07/21/2015		500	504
First Tennessee Bank N.A.
2.296% due 05/18/2009		7,651	7,441
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		500	365
7.375% due 10/28/2009		2,700	2,372
General Electric Capital Corp.
1.495% due 10/06/2010		800	743
2.219% due 08/15/2011		6,700	5,879
3.750% due 12/15/2009		145	145
4.248% due 01/05/2009		1,300	1,300
4.572% due 01/20/2010		11,700	11,182
5.625% due 05/01/2018		700	706
GMAC LLC
6.000% due 12/15/2011		600	476
Goldman Sachs Group, Inc.
2.229% due 11/16/2009		5,000	4,790
4.164% due 07/23/2009		7,900	7,694
4.750% due 07/15/2013		790	711
5.700% due 09/01/2012		41	39
5.950% due 01/18/2018		8,500	8,073
6.150% due 04/01/2018		115	111
6.250% due 09/01/2017		6,800	6,604
HBOS PLC
5.920% due 09/29/2049		700	265
HSBC Bank USA N.A.
2.329% due 06/10/2009		4,500	4,466
HSBC Capital Funding LP
9.547% due 12/29/2049		1,200	951
HSBC Finance Corp.
2.429% due 11/16/2009		7,770	7,387
4.479% due 10/21/2009		2,600	2,440
5.250% due 01/15/2014		300	285
HSBC Holdings PLC
6.500% due 05/02/2036		3,800	3,871
6.500% due 09/15/2037		1,500	1,528
ICICI Bank Ltd.
5.290% due 01/12/2010		5,800	4,802
International Lease Finance Corp.
4.875% due 09/01/2010		270	212
John Deere Capital Corp.
4.500% due 04/03/2013		555	532
JPMorgan Chase & Co.
0.521% due 06/26/2009		2,900	2,875
5.600% due 06/01/2011		1,000	1,005
5.750% due 01/02/2013		290	294
7.900% due 04/29/2049		40	33
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		5,700	5,759
JPMorgan Chase Capital XX
6.550% due 09/29/2036		700	593
KBC Bank Funding Trust III
9.860% due 11/29/2049		2,100	962
KeyBank N.A.
4.467% due 06/02/2010		5,300	5,114
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)		2,300	218
2.907% due 11/16/2009 (a)		11,000	1,045
2.911% due 08/21/2009 (a)		3,550	337
2.951% due 05/25/2010 (a)		100	10
3.005% due 07/18/2011 (a)		3,000	285
3.052% due 11/10/2009 (a)		2,500	238
5.625% due 01/24/2013 (a)		3,200	320
Longpoint Re Ltd.
7.246% due 05/08/2010		1,700	1,660
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009		3,800	3,684
2.290% due 12/04/2009		4,300	4,127
4.250% due 02/08/2010		750	733
6.050% due 08/15/2012		1,100	1,086
6.150% due 04/25/2013		155	154
6.400% due 08/28/2017		4,000	4,014
6.875% due 04/25/2018		1,070	1,121
MetLife, Inc.
5.375% due 12/15/2012		10	9
Metropolitan Life Global Funding I
5.125% due 04/10/2013		690	644
Morgan Stanley
4.232% due 05/14/2010		11,300	10,522
4.750% due 04/01/2014		110	84
4.842% due 01/15/2010		10,100	9,282
6.250% due 08/28/2017		1,300	1,109
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		600	419
Mystic Re Ltd.
12.202% due 06/07/2011		1,100	1,070
National Australia Bank Ltd.
5.350% due 06/12/2013		3,100	2,991
Nordea Bank Sweden AB
8.950% due 11/29/2049		500	387
Petroleum Export Ltd.
5.265% due 06/15/2011		363	337
PNC Funding Corp.
5.125% due 12/14/2010		135	136
Protective Life Secured Trusts
4.850% due 08/16/2010		115	107
Prudential Financial, Inc.
6.625% due 12/01/2037		800	547
Prudential Holdings LLC
8.695% due 12/18/2023		265	256
RBS Capital Trust III
5.512% due 09/29/2049		125	50
Residential Reinsurance 2007 Ltd.
12.452% due 06/07/2010		700	685
Resona Bank Ltd.
5.850% due 09/29/2049		800	454
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		3,800	1,840
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		3,700	2,357
SLM Corp.
5.000% due 10/01/2013		510	365
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,700	1,155
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049		10,400	9,907
State Street Capital Trust III
8.250% due 12/29/2049		3,400	2,629
State Street Capital Trust IV
2.996% due 06/15/2037		600	265
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		5,800	4,301
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	452
UBS AG
5.750% due 04/25/2018		1,000	909
5.875% due 12/20/2017		2,500	2,300
USB Capital IX
6.189% due 04/15/2049		600	282
Wachovia Capital Trust III
5.800% due 03/15/2065		245	145
Wachovia Corp.
4.882% due 10/15/2011		14,600	13,086
7.980% due 02/28/2049		45,775	39,123
Wachovia Mortgage FSB
2.031% due 09/16/2009		500	469
World Financial Properties
6.950% due 09/01/2013		132	134
XL Capital Ltd.
6.500% due 12/31/2049		220	51

			491,260

Industrials 5.0%
Alcoa, Inc.
6.000% due 07/15/2013		85	77
ArcelorMittal
5.375% due 06/01/2013		170	128
Cameron International Corp.
6.375% due 07/15/2018		125	110
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		535	467
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		3,200	3,224
CODELCO, Inc.
6.150% due 10/24/2036		400	353
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		135	140
Comcast Corp.
5.875% due 02/15/2018		1,000	949
6.450% due 03/15/2037		1,000	998
6.500% due 11/15/2035		95	95
Commercial Metals Co.
7.350% due 08/15/2018		60	48
ConocoPhillips
4.400% due 05/15/2013		60	60
Daimler Finance North America LLC
2.346% due 03/13/2009		1,900	1,899
3.642% due 08/03/2009		3,900	3,695
Dell, Inc.
4.700% due 04/15/2013		5,800	5,462
5.650% due 04/15/2018		170	152
Devon Financing Corp. ULC
6.875% due 09/30/2011		210	212
Diageo Capital PLC
5.200% due 01/30/2013		60	59
El Paso Corp.
9.625% due 05/15/2012		1,000	854
Gaz Capital S.A.
6.212% due 11/22/2016		700	466
General Mills, Inc.
4.189% due 01/22/2010		3,200	3,074
5.250% due 08/15/2013		120	121
Hewlett-Packard Co.
4.500% due 03/01/2013		135	137
International Business Machines Corp.
5.700% due 09/14/2017		28,100	30,094
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017		150	130
Kraft Foods, Inc.
6.125% due 02/01/2018		3,000	2,945
6.500% due 08/11/2017		360	362
6.875% due 02/01/2038		1,300	1,303
Nucor Corp.
5.750% due 12/01/2017		4,800	4,752
5.850% due 06/01/2018		555	540
Oracle Corp.
4.950% due 04/15/2013		640	660
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	453
9.125% due 10/13/2010		15	16
PepsiCo, Inc.
4.650% due 02/15/2013		165	170
Petrobras International Finance Co.
5.875% due 03/01/2018		370	334
Petro-Canada
6.050% due 05/15/2018		65	54
Plains All American Pipeline LP
6.650% due 01/15/2037		220	152
Praxair, Inc.
5.250% due 11/15/2014		145	148
Premcor Refining Group, Inc.
6.750% due 05/01/2014		235	221
President and Fellows of Harvard College
6.000% due 01/15/2019		4,000	4,340
6.500% due 01/15/2039		21,000	22,967
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		185	147
Rohm & Haas Co.
6.000% due 09/15/2017		2,000	1,823
Spectra Energy Capital LLC
4.370% due 03/01/2009		173	172
Suncor Energy, Inc.
5.950% due 12/01/2034		41	31
6.100% due 06/01/2018		65	56
Target Corp.
5.375% due 06/15/2009		25	25
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	6,469
Time Warner Cable, Inc.
5.850% due 05/01/2017		130	119
Time Warner, Inc.
2.405% due 11/13/2009		3,400	3,273
7.625% due 04/15/2031		174	172
TransCanada Pipelines Ltd.
6.350% due 05/15/2067		365	163
Union Pacific Corp.
6.650% due 01/15/2011		265	264
United Airlines, Inc.
6.071% due 03/01/2013		56	51
UnitedHealth Group, Inc.
4.875% due 03/15/2015		120	103
Vale Overseas Ltd.
6.250% due 01/23/2017		700	662
6.875% due 11/21/2036		700	637
Williams Cos., Inc.
6.375% due 10/01/2010		4,600	4,290
7.625% due 07/15/2019		60	47
Xerox Corp.
5.500% due 05/15/2012		425	357
XTO Energy, Inc.
4.625% due 06/15/2013		220	200

			111,482

Utilities 1.0%
AES Corp.
8.000% due 10/15/2017		30	25
American Electric Power Co., Inc.
5.250% due 06/01/2015		535	494
AT&T, Inc.
4.950% due 01/15/2013		2,800	2,818
5.500% due 02/01/2018		3,055	3,093
5.600% due 05/15/2018		115	117
6.300% due 01/15/2038		1,900	2,015
Consolidated Natural Gas Co.
5.000% due 03/01/2014		180	168
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		150	155
Dominion Resources, Inc.
5.000% due 03/15/2013		36	35
Duke Energy Carolinas LLC
5.100% due 04/15/2018		120	122
Enel Finance International S.A.
6.800% due 09/15/2037		10,200	7,852
Florida Power & Light Co.
5.550% due 11/01/2017		120	128
Florida Power Corp.
5.650% due 06/15/2018		130	135
Nevada Power Co.
6.500% due 08/01/2018		120	116
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		310	321
8.125% due 05/01/2012		45	48
Pacific Gas & Electric Co.
4.200% due 03/01/2011		39	39
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,011
Qwest Corp.
8.875% due 03/15/2012		50	46
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,600	971
Southern California Edison Co.
5.625% due 02/01/2036		180	192
Southern California Gas Co.
5.450% due 04/15/2018		54	55
Verizon Communications, Inc.
5.500% due 04/01/2017		620	601
6.100% due 04/15/2018		140	140
Verizon Global Funding Corp.
7.750% due 12/01/2030		40	45
Verizon New England, Inc.
6.500% due 09/15/2011		90	89
Verizon New Jersey, Inc.
5.875% due 01/17/2012		100	99
Virginia Electric and Power Co.
5.400% due 04/30/2018		650	630
6.350% due 11/30/2037		500	509

			22,069

Total Corporate Bonds & Notes (Cost $695,327)			624,811

MUNICIPAL BONDS & NOTES 0.8%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035		300	268
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036		3,100	2,926
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		2,200	2,000
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		2,900	2,669
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032		10,900	10,525

Total Municipal Bonds & Notes (Cost $18,422)			18,388

U.S. GOVERNMENT AGENCIES 101.9%
Fannie Mae
0.531% due 07/25/2037		5,068	4,490
2.375% due 05/20/2010		575	586
3.250% due 04/09/2013		110	115
3.625% due 08/15/2011		514	545
3.678% due 07/01/2044		594	586
3.875% due 07/12/2013		275	292
4.401% due 07/01/2035 (f)		4,744	4,784
4.427% due 07/01/2034		32	32
4.500% due 06/01/2023 - 09/01/2034		4,534	4,638
4.597% due 08/01/2035 (f)		4,390	4,382
4.665% due 05/25/2035		685	705
4.801% due 08/01/2035		2,229	2,230
4.818% due 09/01/2035		907	915
4.823% due 09/01/2034		573	574
4.844% due 01/01/2035		1,051	1,059
4.856% due 04/01/2038		849	860
4.901% due 04/01/2038		835	846
4.910% due 04/01/2038		960	962
5.000% due 10/01/2017 - 01/01/2039		188,572	193,170
5.000% due 04/01/2021 - 02/01/2037 (f)		92,258	94,440
5.500% due 05/01/2013 - 01/01/2039		508,180	521,569
5.500% due 11/01/2032 - 11/01/2038 (f)		429,462	440,956
5.500% due 07/01/2036 (g)		26,914	27,643
5.604% due 03/01/2033		54	54
5.762% due 09/01/2037		719	737
5.784% due 02/01/2031		5	5
6.000% due 10/01/2016 - 01/01/2039		397,257	409,215
6.000% due 01/01/2036 - 10/01/2038 (f)		119,713	123,401
6.500% due 01/01/2011 - 06/25/2044		6,079	6,318
6.500% due 09/01/2036 - 11/01/2037 (f)		26,748	27,817
7.000% due 03/01/2013 - 10/01/2031		42	44
7.500% due 05/01/2011 - 02/01/2027		214	227
9.000% due 06/01/2025		1	1
12.500% due 06/15/2015		2	2
Federal Home Loan Bank
3.375% due 08/13/2010		255	265
3.625% due 05/29/2013		300	315
Federal Housing Administration
7.430% due 01/25/2023		629	637
Freddie Mac
1.345% due 07/15/2019 - 10/15/2020		50,918	49,388
1.425% due 02/15/2019		18,496	17,782
3.125% due 10/25/2010		255	264
3.250% due 07/16/2010		437	452
3.679% due 02/25/2045		369	332
4.000% due 12/15/2025		30	30
4.250% due 07/15/2009		490	500
4.510% due 08/15/2032		714	699
4.916% due 04/01/2038		1,234	1,250
5.000% due 12/01/2017 - 12/01/2038		139,344	142,625
5.130% due 12/01/2022		42	42
5.376% due 07/01/2030		22	22
5.500% due 06/01/2019 - 01/01/2039		43,075	44,106
5.500% due 09/01/2037 - 09/01/2038 (f)		68,293	69,985
5.761% due 04/01/2033		7	7
6.000% due 02/01/2016 - 07/01/2038		9,548	9,845
6.000% due 08/01/2026 - 09/01/2038 (f)		19,118	19,729
6.500% due 05/01/2016 - 05/15/2032		27,019	28,332
7.000% due 11/01/2011 - 07/01/2029		1,929	2,072
7.500% due 07/01/2011 - 09/01/2025		35	36
8.000% due 01/01/2012		5	5
Ginnie Mae
1.640% due 02/16/2030		122	120
4.625% due 09/20/2023 - 08/20/2027		318	312
4.750% due 02/20/2032		1,037	1,020
5.125% due 10/20/2024 - 12/20/2026		294	290
5.375% due 06/20/2022 - 01/20/2026		585	582
6.000% due 01/15/2029 - 11/15/2038		5,685	5,877
6.500% due 05/15/2032 - 06/15/2032		45	47
7.000% due 12/15/2011 - 02/20/2032		47	49
10.250% due 02/15/2017		431	462
Small Business Administration
5.130% due 09/01/2023		676	693
5.520% due 06/01/2024		4,648	4,850
7.449% due 08/01/2010		120	123

Total U.S. Government Agencies (Cost $2,227,696)			2,277,345

U.S. TREASURY OBLIGATIONS 3.7%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		6,179	5,710
1.875% due 07/15/2013		707	666
1.875% due 07/15/2015 (f)		24,050	22,726
2.000% due 07/15/2014		10,685	10,109
2.625% due 07/15/2017		4,235	4,341
3.000% due 07/15/2012		38,906	38,143

Total U.S. Treasury Obligations (Cost $79,569)			81,695

MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		1,684	849
Banc of America Funding Corp.
4.155% due 05/25/2035		2,472	1,768
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		238	228
Bear Stearns Adjustable Rate Mortgage Trust
5.176% due 01/25/2034		1,395	890
5.605% due 02/25/2033		180	146
6.079% due 02/25/2033		121	102
Bear Stearns Alt-A Trust
5.364% due 05/25/2035		3,220	2,180
5.495% due 09/25/2035		1,541	719
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	774
5.471% due 01/12/2045		2,800	2,168
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		3,910	3,369
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		3,498	2,198
5.761% due 12/26/2046		2,029	1,414
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021		40	35
5.700% due 12/10/2049		15,000	11,354
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		938	682
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		1,600	1,173
Countrywide Alternative Loan Trust
0.651% due 05/25/2047		2,707	1,116
Countrywide Home Loan Mortgage Pass-Through Trust
4.730% due 02/20/2035		5,450	3,399
4.789% due 11/25/2034		2,991	1,869
5.250% due 02/20/2036		1,117	612
5.750% due 05/25/2033		104	100
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		1,400	1,144
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047		2,376	2,114
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038		850	796
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		2,662	2,141
0.551% due 01/25/2047		3,023	2,782
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033		1,840	1,424
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		3,000	2,292
GS Mortgage Securities Corp. II
5.799% due 08/10/2045		7,800	5,685
GSR Mortgage Loan Trust
5.244% due 11/25/2035		3,790	2,827
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		2,959	2,651
5.142% due 07/19/2035		2,578	1,406
HSBC Asset Loan Obligation
5.293% due 09/25/2037		15,729	10,438
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		1,227	1,141
Indymac ARM Trust
4.436% due 01/25/2032		14	10
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		1,580	1,440
4.998% due 01/25/2036		3,490	1,851
JPMorgan Chase Commercial Mortgage Securities Corp.
5.273% due 02/12/2051		496	466
5.336% due 05/15/2047		3,600	2,711
5.440% due 06/12/2047		1,870	1,355
5.794% due 02/12/2051		2,000	1,459
5.819% due 06/15/2049		400	292
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		488	366
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		1,138	1,105
Mellon Residential Funding Corp.
1.675% due 06/15/2030		2,787	2,303
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		6,200	5,218
5.378% due 08/12/2048		600	445
5.485% due 03/12/2051		3,000	2,075
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		1,563	835
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		439	315
Morgan Stanley Capital I
1.255% due 10/15/2020		1,040	794
4.970% due 12/15/2041		676	588
5.809% due 12/12/2049		20,600	15,489
5.881% due 06/11/2049		10,125	7,534
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035		555	495
Prime Mortgage Trust
0.871% due 02/25/2019		101	96
0.871% due 02/25/2034		529	463
Structured Adjustable Rate Mortgage Loan Trust
5.499% due 07/25/2035		720	459
Structured Asset Mortgage Investments, Inc.
0.601% due 03/25/2037		4,304	1,681
0.831% due 07/19/2035		3,278	2,220
Structured Asset Securities Corp.
4.687% due 02/25/2032		39	31
5.048% due 10/25/2035		2,037	1,475
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		2,424	2,013
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021		2,813	2,153
5.308% due 11/15/2048		2,000	1,505
5.342% due 12/15/2043		4,000	2,630
5.678% due 05/15/2046		580	422
WaMu Mortgage Pass-Through Certificates
0.761% due 10/25/2045		784	430
3.456% due 11/25/2042		379	313
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,226	2,775

Total Mortgage-Backed Securities (Cost $162,088)			139,798

ASSET-BACKED SECURITIES 2.2%
Asset-Backed Funding Certificates
0.531% due 11/25/2036		887	837
0.531% due 01/25/2037		1,325	1,146
Asset-Backed Securities Corp. Home Equity
0.746% due 09/25/2034		778	611
Bear Stearns Asset-Backed Securities Trust
0.531% due 01/25/2037		3,966	3,488
0.921% due 03/25/2043		282	273
Carrington Mortgage Loan Trust
0.791% due 10/25/2035		994	861
Countrywide Asset-Backed Certificates
0.521% due 07/25/2037		6,754	6,166
0.731% due 05/25/2036		6,034	4,793
0.951% due 12/25/2031		322	168
Credit-Based Asset Servicing & Securitization LLC
0.561% due 12/25/2037		5,289	4,889
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		2,444	2,213
Fremont Home Loan Trust
0.531% due 01/25/2037		1,602	1,250
GSAMP Trust
0.541% due 12/25/2036		2,410	1,746
HFC Home Equity Loan Asset-Backed Certificates
0.798% due 01/20/2034		3,338	2,298
HSBC Asset Loan Obligation
0.531% due 12/25/2036		4,473	4,118
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036		929	826
JPMorgan Mortgage Acquisition Corp.
0.521% due 07/25/2036		2,235	2,049
0.521% due 08/25/2036		536	499
Lehman XS Trust
0.541% due 05/25/2046		275	266
Long Beach Mortgage Loan Trust
0.751% due 10/25/2034		97	33
MBNA Master Credit Card Trust
5.900% due 08/15/2011		300	299
7.800% due 10/15/2012		200	202
Morgan Stanley ABS Capital I
0.511% due 10/25/2036		648	608
0.521% due 11/25/2036		2,740	2,576
Option One Mortgage Loan Trust
0.521% due 01/25/2037		1,601	1,502
Residential Asset Securities Corp.
0.541% due 11/25/2036		988	947
Securitized Asset-Backed Receivables LLC Trust
0.531% due 12/25/2036		1,909	1,590
Structured Asset Securities Corp.
0.521% due 10/25/2036		1,806	1,671
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		531	511

Total Asset-Backed Securities (Cost $55,628)			48,436

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.000% due 10/15/2015		600	602

Total Sovereign Issues (Cost $595)			602

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,900	737
12.500% due 01/05/2022		2,800	1,249
Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	800	1,079
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,200	8,022
HBOS PLC
4.875% due 03/29/2049		7,480	6,390
KBC Bank Funding Trust II
6.875% due 06/29/2049	EUR	3,000	2,627

Total Foreign Currency-Denominated Issues (Cost $30,594)			20,104

	Shares
CONVERTIBLE PREFERRED STOCKS 1.4%
Bank of America Corp.
7.250% due 06/29/2049		27,100	17,656
Citigroup, Inc.
6.500% due 12/31/2049		9,100	257
Wachovia Corp.
7.500% due 06/29/2049		17,600	13,200

Total Convertible Preferred Stocks (Cost $36,196)			31,113

PREFERRED STOCKS 0.5%
Centaur Funding Corp.
9.080% due 06/29/2049		125	80
DG Funding Trust
3.229% due 06/29/2049		1,065	10,710
Northern Rock PLC
8.000% due 06/29/2049		260,000	1,365

Total Preferred Stocks (Cost $17,965)			12,155

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.9%
Certificates of Deposit 0.8%
Bank of Ireland
4.792% due 01/15/2010		$11,100	11,027
Nordea Bank Finland PLC
1.855% due 04/09/2009		8,100	8,100

			19,127

Commercial Paper 2.4%
Fannie Mae
0.860% due 01/27/2009		50,385	50,355
ING U.S. Funding LLC
2.200% due 02/18/2009		1,900	1,895
Nordea North America, Inc.
2.050% due 01/16/2009		1,900	1,898

			54,148

Repurchase Agreements 3.5%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		77,400	77,400

(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% - 1.750% due 03/31/2010 - 10/31/2010 valued at $78,161. Repurchase proceeds are $77,400.)
U.S. Cash Management Bills 0.2%
0.924% due 04/29/2009 - 05/15/2009 (b)(d)		4,850	4,819

U.S. Treasury Bills 4.0%
0.206% due 01/02/2009 - 06/11/2009 (b)(d)(e)		89,280	89,104

Total Short-Term Instruments (Cost $244,864)			244,598

Purchased Options (i) 1.4% (Cost $9,968)			31,654
Total Investments 158.4% (Cost $3,599,835)			$3,540,080
Written Options (j) (1.5%) (Premiums $9,004)			(33,815)
Other Assets and Liabilities (Net) (56.9%)			(1,271,537)

Net Assets 100.0%			$2,234,728

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $65,675 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $190 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $280,059 at a weighted average interest rate of 2.477%. On December 31, 2008, securities valued at $803,936 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,248 and cash of $11,152 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	72	$810
90-Day Euribor March Futures	Long	03/2009	121	1,277
90-Day Eurodollar December Futures	Long	12/2009	561	2,831
90-Day Eurodollar June Futures	Long	06/2009	1,490	8,065
90-Day Eurodollar June Futures	Long	06/2010	23	128
90-Day Eurodollar March Futures	Long	03/2009	3,255	21,595
90-Day Eurodollar March Futures	Long	03/2010	442	2,439
90-Day Eurodollar September Futures	Long	09/2009	765	4,155
90-Day Eurodollar September Futures	Long	09/2010	23	132
U.S. Treasury 2-Year Note March Futures	Long	03/2009	349	511
U.S. Treasury 5-Year Note March Futures	Long	03/2009	76	(59)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	43	231
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	458	3,978
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	739	6,409

				$52,502

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	3.300%	$1,900	$(169)	$0	$(169)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	2.340%	1,000	11	0	11
CIT Group, Inc.	BCLY	5.650%	03/20/2013	7.304%	8,300	(426)	0	(426)
Citigroup, Inc.	CSFB	0.890%	03/20/2013	1.900%	300	(12)	0	(12)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	10.510%	1,100	(148)	0	(148)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.510%	300	(56)	0	(56)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	4.496%	200	(10)	0	(10)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	200	(11)	0	(11)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.461%	200	(13)	0	(13)
General Electric Capital Corp.	CITI	0.750%	03/20/2009	4.538%	4,600	(37)	0	(37)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	4.523%	900	(36)	0	(36)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	4.523%	600	(23)	0	(23)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	3.708%	2,000	27	0	27
General Electric Capital Corp.	CITI	4.325%	12/20/2013	3.708%	1,900	51	0	51
General Electric Capital Corp.	DUB	1.100%	03/20/2009	4.538%	800	(6)	0	(6)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	4.476%	300	(16)	0	(16)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.310%	900	(61)	0	(61)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	3.708%	1,500	79	0	79
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.461%	800	(52)	0	(52)
General Electric Capital Corp.	MSC	0.950%	01/20/2009	4.532%	3,800	(6)	0	(6)
General Motors Corp.	GSC	9.100%	03/20/2013	79.336%	3,200	(2,334)	0	(2,334)
General Motors Corp.	JPM	8.900%	03/20/2013	79.336%	3,300	(2,414)	0	(2,414)
GMAC LLC	BCLY	3.650%	09/20/2012	8.183%	1,000	(136)	0	(136)
GMAC LLC	GSC	3.200%	09/20/2012	8.183%	600	(90)	0	(90)
GMAC LLC	MLP	1.850%	09/20/2009	9.739%	4,200	(229)	0	(229)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	6.602%	800	(109)	0	(109)
JSC Gazprom	HSBC	0.360%	05/20/2009	12.887%	2,000	(93)	0	(93)
JSC Gazprom	JPM	0.970%	10/20/2012	10.073%	400	(103)	0	(103)
JSC Gazprom	JPM	1.020%	10/20/2012	10.073%	400	(102)	0	(102)
JSC Gazprom	JPM	2.170%	02/20/2013	9.874%	1,000	(226)	0	(226)
JSC Gazprom	MSC	2.180%	02/20/2013	9.874%	600	(135)	0	(135)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.059%	100	(12)	0	(12)
Panama Government International Bond	JPM	0.730%	01/20/2012	2.810%	2,400	(135)	0	(135)
Panama Government International Bond	JPM	1.250%	01/20/2017	3.242%	900	(110)	0	(110)
Panama Government International Bond	MSC	0.750%	01/20/2012	2.810%	1,000	(55)	0	(55)
Petroleos Mexicanos	BCLY	0.830%	07/20/2011	2.798%	1,000	(44)	0	(44)
SLM Corp.	BOA	4.550%	03/20/2009	11.543%	3,000	(41)	0	(41)
SLM Corp.	BOA	4.800%	03/20/2013	8.613%	2,500	(281)	0	(281)
SLM Corp.	CITI	4.850%	03/20/2013	8.613%	2,700	(299)	0	(299)
SLM Corp.	DUB	4.910%	06/20/2009	11.542%	500	(14)	0	(14)

						$(7,876)	$0	$(7,876)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	DUB	(5.000%)	06/20/2013	$300	$47	$21	$26
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	1,854	94	171	(77)

					$141	$192	$(51)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	$4,500	$(671)	$(117)	$(554)
CDX.HY-8 Index 25-35%	CITI	2.144%	06/20/2012	600	(102)	0	(102)
CDX.HY-8 Index 25-35%	MLP	1.833%	06/20/2012	1,800	(324)	0	(324)
CDX.HY-8 Index 25-35%	MLP	2.127%	06/20/2012	500	(85)	0	(85)
CDX.HY-8 Index 25-35%	MSC	2.080%	06/20/2012	1,800	(310)	0	(310)
CDX.HY-8 Index 25-35%	MSC	2.170%	06/20/2012	700	(119)	0	(119)
CDX.HY-8 Index 35-100%	CITI	0.355%	06/20/2012	7,651	(535)	0	(535)
CDX.HY-8 Index 35-100%	CITI	0.360%	06/20/2012	4,904	(342)	0	(342)
CDX.HY-8 Index 35-100%	CITI	0.401%	06/20/2012	1,864	(128)	0	(128)
CDX.HY-11 Index	MSC	5.000%	12/20/2013	200	(40)	(49)	9
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	11,765	59	0	59
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,070	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	2,236	7	0	7
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,333	(3)	0	(3)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,917	(13)	0	(13)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	3,600	(70)	(83)	13
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	500	(149)	(81)	(68)

					$(2,822)	$(330)	$(2,492)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,300	$469	$(6)	$475
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,800	87	0	87
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,200	64	0	64
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		4,300	129	2	127
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		1,400	42	0	42
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		700	18	0	18
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	9,400	(64)	0	(64)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		6,200	(38)	0	(38)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		2,400	(14)	0	(14)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		5,000	14	(9)	23
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		5,000	15	(7)	22
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		8,200	53	9	44
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		3,400	28	3	25
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		3,700	83	0	83
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		11,700	(240)	(211)	(29)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	(31)	0	(31)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	33	(84)	117
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		600	12	4	8
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,100	42	8	34
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	3,800	114	(10)	124
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		65,400	1,693	204	1,489
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$24,000	623	(64)	687
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		32,700	848	(77)	925
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		5,700	130	7	123
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		475,100	15,304	0	15,304
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,000	180	146	34
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		19,400	874	735	139
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		17,500	787	551	236
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		22,900	1,031	516	515
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		22,900	1,031	524	507
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		2,600	(253)	(209)	(44)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		32,800	(7,144)	(189)	(6,955)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	(152)	(33)	(119)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		2,100	(250)	(182)	(68)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		10,100	(3,419)	124	(3,543)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		2,300	(779)	(23)	(756)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		3,500	(1,185)	25	(1,210)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		2,000	(46)	(171)	125
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		2,400	(54)	(112)	58
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		16,500	(7,506)	289	(7,795)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,000	(2,275)	77	(2,352)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		6,700	(3,048)	(201)	(2,847)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,800	(1,728)	78	(1,806)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		31,900	(14,512)	(2,506)	(12,006)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	24,600	1,290	104	1,186
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		3,800	267	27	240
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	4,500	360	(68)	428
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	8,100	(9)	61	(70)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		7,500	(9)	60	(69)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		8,600	104	(253)	357
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,700	21	(40)	61
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		16,900	204	(386)	590
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		39,100	795	(138)	933
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		11,100	226	(32)	258
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	153	(32)	185
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		800	85	7	78
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,900	524	49	475
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		1,800	223	1	222
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		1,300	183	0	183
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		3,100	436	(2)	438
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,000	(187)	9	(196)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		800	(74)	2	(76)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		1,800	(292)	211	(503)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		3,200	(519)	488	(1,007)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		5,900	(957)	827	(1,784)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		2,600	(1,421)	(357)	(1,064)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		700	(382)	(90)	(292)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		400	(173)	18	(191)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,500	(602)	376	(978)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		6,600	(1,112)	30	(1,142)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		9,800	(1)	0	(1)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		8,100	17	3	14

							$(19,875)	$83	$(19,958)

(i) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$190,400	$2,072	$7,439
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.300%	02/02/2009	6,000	631	603
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	72,200	772	2,407
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	49,600	528	1,653
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,200	215	640
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	119,100	1,126	3,970
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	168,900	1,824	5,439
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	29,900	287	1,104
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	166,400	1,774	5,546
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	69,900	739	2,853

							$9,968	$31,654

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$118.000	02/20/2009	277	$163	$243
Put - CBOT U.S. Treasury 10-Year Note March Futures	124.000	02/20/2009	115	140	182
Put - CME 90-Day Eurodollar March Futures	98.000	03/16/2009	152	42	9
Put - CME 90-Day Eurodollar March Futures	98.250	03/16/2009	103	46	9
Put - CME 90-Day Eurodollar March Futures	98.500	03/16/2009	262	39	39

				$430	$482

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$7,300	$185	$733
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	26,300	844	3,774
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	16,000	125	172
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	16,800	422	1,454
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	366	1,382
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	9,000	61	97
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	16,500	546	2,036
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,500	33	38
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,400	211	790
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	39,700	1,241	4,898
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	56,300	1,698	6,806
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	2,000	7	7
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	5,500	39	60
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	13,000	287	1,165
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	55,400	1,796	6,836
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	23,300	713	3,085

							$8,574	$33,333

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.500%	01/01/2039	$64,000	$65,780	$66,470

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	777	04/2009	$0	$(5)	$(5)
Sell		BCLY	777	04/2009	0	(1)	(1)
Buy		HSBC	779	04/2009	0	(5)	(5)
Sell		HSBC	779	04/2009	0	(1)	(1)
Sell	AUD	CITI	3,667	01/2009	0	(177)	(177)
Sell		RBS	279	01/2009	0	(17)	(17)
Buy	BRL	BCLY	5,316	02/2009	0	(169)	(169)
Sell		BCLY	1,336	02/2009	0	(16)	(16)
Sell		CITI	249	02/2009	0	0	0
Sell		HSBC	846	02/2009	0	(25)	(25)
Sell		JPM	5,816	02/2009	0	(60)	(60)
Sell		UBS	1,522	02/2009	0	0	0
Buy	CLP	HSBC	234,969	05/2009	1	0	1
Sell		HSBC	234,969	05/2009	4	0	4
Buy		JPM	177,894	05/2009	0	(99)	(99)
Sell		JPM	177,894	05/2009	4	0	4
Buy	CNY	BCLY	16,221	07/2009	0	(174)	(174)
Sell		BCLY	9,704	07/2009	0	(41)	(41)
Sell		CITI	9,654	07/2009	0	(28)	(28)
Buy		DUB	59,088	07/2009	0	(625)	(625)
Sell		DUB	24,532	07/2009	0	(47)	(47)
Buy		HSBC	18,184	07/2009	0	(171)	(171)
Sell		HSBC	3,880	07/2009	0	(16)	(16)
Buy		JPM	19,345	07/2009	0	(216)	(216)
Sell		JPM	9,670	07/2009	0	(41)	(41)
Buy		BCLY	5,874	09/2009	0	(4)	(4)
Buy		CITI	3,818	09/2009	0	(1)	(1)
Buy		DUB	17,393	09/2009	0	(9)	(9)
Buy		HSBC	7,766	09/2009	2	(5)	(3)
Buy		JPM	3,175	09/2009	0	(3)	(3)
Buy	EUR	BCLY	1,957	01/2009	125	0	125
Buy		BNP	665	01/2009	0	(30)	(30)
Buy		CSFB	452	01/2009	9	(12)	(3)
Buy		DUB	1,025	01/2009	51	(9)	42
Buy		HSBC	1,036	01/2009	43	(19)	24
Buy		MSC	793	01/2009	51	0	51
Buy		RBS	1,976	01/2009	249	0	249
Sell		RBS	21,808	01/2009	0	(2,759)	(2,759)
Sell	GBP	BCLY	6,208	01/2009	272	0	272
Sell		CITI	6,728	01/2009	302	0	302
Buy		RBS	1,417	01/2009	0	(84)	(84)
Sell		UBS	5,966	01/2009	271	0	271
Buy	IDR	BCLY	4,025,100	03/2009	0	(33)	(33)
Buy		CITI	4,099,700	03/2009	0	(32)	(32)
Buy		DUB	1,536,000	03/2009	0	(14)	(14)
Buy		HSBC	2,690,400	03/2009	0	(2)	(2)
Sell		HSBC	13,430,200	03/2009	0	(81)	(81)
Buy		RBS	1,079,000	03/2009	0	(4)	(4)
Buy	INR	BCLY	21,399	04/2009	7	0	7
Sell		BCLY	15,754	04/2009	0	(22)	(22)
Buy		BOA	14,738	04/2009	10	0	10
Buy		CITI	12,500	04/2009	5	0	5
Buy		DUB	12,600	04/2009	7	0	7
Sell		DUB	13,676	04/2009	0	(18)	(18)
Buy		HSBC	18,506	04/2009	7	0	7
Sell		JPM	50,313	04/2009	0	(65)	(65)
Buy	JPY	BCLY	46,994	01/2009	25	0	25
Buy		BNP	37,755	01/2009	25	0	25
Buy		CITI	45,610	01/2009	23	0	23
Buy		UBS	92,292	01/2009	50	0	50
Buy	KWD	HSBC	118	04/2009	0	(32)	(32)
Sell		HSBC	118	04/2009	0	(3)	(3)
Buy	MYR	BCLY	2,519	02/2009	15	0	15
Sell		BCLY	5,868	02/2009	0	(63)	(63)
Sell		CITI	4,037	02/2009	0	(52)	(52)
Buy		DUB	3,020	02/2009	6	0	6
Sell		DUB	3,369	02/2009	0	(48)	(48)
Sell		HSBC	1,726	02/2009	0	(26)	(26)
Buy		JPM	13,164	02/2009	31	(227)	(196)
Sell		JPM	3,702	02/2009	0	(44)	(44)
Buy		BCLY	1,329	04/2009	3	0	3
Sell		BCLY	2,230	04/2009	0	(34)	(34)
Buy		BOA	1,121	04/2009	3	0	3
Buy		CITI	2,285	04/2009	9	0	9
Sell		CITI	1,091	04/2009	0	(17)	(17)
Buy		HSBC	2,602	04/2009	21	0	21
Sell		JPM	4,018	04/2009	0	(66)	(66)
Buy	PHP	BCLY	21,400	02/2009	0	(28)	(28)
Sell		CITI	214,619	02/2009	0	(308)	(308)
Buy		DUB	86,030	02/2009	15	(17)	(2)
Buy		HSBC	25,810	02/2009	0	(36)	(36)
Buy		JPM	36,379	02/2009	0	(39)	(39)
Buy		MLP	8,200	02/2009	0	(13)	(13)
Buy		MSC	28,800	02/2009	0	(41)	(41)
Buy		RBS	8,000	02/2009	0	(13)	(13)
Buy		BCLY	3,368	05/2009	2	0	2
Buy		CITI	83,171	05/2009	12	(1)	11
Sell		DUB	111,759	05/2009	0	(197)	(197)
Buy		JPM	25,220	05/2009	5	0	5
Buy		LEH	5,400	12/2010	0	(7)	(7)
Sell		LEH	5,400	12/2010	0	(2)	(2)
Buy	RUB	JPM	111,406	05/2009	0	(1,388)	(1,388)
Sell		UBS	111,406	05/2009	1,346	0	1,346
Buy	SAR	HSBC	798	04/2009	0	(3)	(3)
Sell		HSBC	798	04/2009	0	(1)	(1)
Buy		JPM	796	04/2009	0	(3)	(3)
Sell		JPM	796	04/2009	0	(1)	(1)
Sell	SGD	BCLY	2,040	01/2009	0	(32)	(32)
Buy		DUB	3,175	01/2009	43	0	43
Sell		HSBC	1,135	01/2009	0	(46)	(46)
Sell		BCLY	3,852	04/2009	0	(123)	(123)
Buy		CITI	5,649	04/2009	45	0	45
Sell		CITI	2,599	04/2009	0	(88)	(88)
Buy		DUB	3,831	04/2009	55	0	55
Buy		HSBC	1,916	04/2009	18	0	18
Sell		HSBC	6,020	04/2009	0	(209)	(209)
Sell		JPM	2,584	04/2009	0	(88)	(88)
Buy		RBS	2,090	04/2009	27	0	27
Buy		UBS	1,568	04/2009	27	0	27
Buy		HSBC	1,866	07/2009	3	0	3
Sell		HSBC	1,866	07/2009	0	(66)	(66)

					$3,229	$(8,502)	$(5,273)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$13,200	$3,503,248	$23,632	$3,540,080
Short Sales, at value	0	(66,470)	0	(66,470)
Other Financial Instruments++	52,501	(70,300)	836	(16,963)

Total	$65,701	$3,366,478	$24,468	$3,456,647

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$661	$22,669	$78	$0	$224	$0	$23,632
Other Financial Instruments++	(588)	0	0	0	478	946	836

Total	$73	$22,669	$78	$0	$702	$946	$24,468

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Unconstrained Bond Fund

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 26.0%
Banking & Finance 20.5%
American Express Bank FSB
5.500% due 04/16/2013		$4,000	$3,793
6.000% due 09/13/2017		600	563
American Express Centurion Bank
0.534% due 03/23/2010		600	555
1.589% due 06/12/2012		2,200	1,813
6.000% due 09/13/2017		200	188
American Express Credit Corp.
5.875% due 05/02/2013		200	192
American General Finance Corp.
6.900% due 12/15/2017		300	130
American International Group, Inc.
4.950% due 03/20/2012		1,100	862
5.600% due 10/18/2016		1,500	1,008
5.850% due 01/16/2018		300	201
8.175% due 05/15/2058		1,100	428
8.250% due 08/15/2018		6,700	4,911
ANZ National International Ltd.
6.200% due 07/19/2013		200	194
Bank of America Corp.
5.650% due 05/01/2018		3,600	3,628
5.750% due 12/01/2017		2,100	2,100
8.000% due 12/29/2049		600	432
8.125% due 12/29/2049		400	300
Bank of America N.A.
2.047% due 06/23/2010		200	195
Barclays Bank PLC
6.050% due 12/04/2017		100	88
7.434% due 09/29/2049		200	101
7.700% due 04/29/2049		300	199
Bear Stearns Cos. LLC
5.300% due 10/30/2015		3,020	2,910
Capital One Financial Corp.
6.750% due 09/15/2017		100	97
Caterpillar Financial Services Corp.
2.216% due 06/24/2011		1,900	1,700
Citigroup Capital XXI
8.300% due 12/21/2057		4,800	3,710
Citigroup, Inc.
5.500% due 04/11/2013		100	98
6.000% due 08/15/2017		7,800	7,777
6.125% due 11/21/2017		600	607
6.125% due 05/15/2018		200	203
8.400% due 04/29/2049		2,100	1,389
Credit Suisse New York
5.000% due 05/15/2013		1,300	1,252
6.000% due 02/15/2018		100	92
Deutsche Bank AG
4.875% due 05/20/2013		500	491
6.000% due 09/01/2017		750	797
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		100	73
7.800% due 06/01/2012		50	35
General Electric Capital Corp.
4.489% due 01/08/2016		399	294
5.875% due 01/14/2038		100	98
GMAC LLC
6.625% due 05/15/2012		200	154
7.000% due 02/01/2012		200	158
8.000% due 11/01/2031		1,500	879
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		1,900	1,829
6.250% due 09/01/2017		3,315	3,220
6.750% due 10/01/2037		500	407
HSBC Finance Corp.
4.479% due 10/21/2009		100	94
International Lease Finance Corp.
5.750% due 06/15/2011		2,200	1,605
JPMorgan Chase & Co.
1.516% due 06/26/2009		100	99
6.000% due 01/15/2018		200	211
7.900% due 04/29/2049		1,300	1,084
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		200	202
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		506	416
KeyCorp
6.500% due 05/14/2013		1,000	923
Macquarie Bank Ltd.
4.100% due 12/17/2013		7,800	7,970
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009		100	97
5.000% due 02/03/2014		5,000	4,853
6.875% due 04/25/2018		100	105
Morgan Stanley
4.232% due 05/14/2010		1,400	1,304
6.600% due 04/01/2012		1,000	968
6.625% due 04/01/2018		200	176
National City Corp.
3.125% due 04/30/2009		570	559
New York Community Bank
3.000% due 12/16/2011		2,200	2,261
Regions Bank
3.250% due 12/09/2011		5,500	5,726
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		2,000	936
SLM Corp.
3.675% due 07/27/2009		1,800	1,697
Sovereign Bancorp, Inc.
2.500% due 06/15/2012		1,100	1,117
SunTrust Bank
3.000% due 11/16/2011		7,600	7,865
Swedbank AB
3.000% due 12/22/2011		4,000	4,030
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		100	74
UBS AG
2.498% due 06/19/2010		2,400	2,400
5.750% due 04/25/2018		250	227
Wachovia Bank N.A.
2.326% due 03/15/2016		900	652
Wachovia Corp.
3.382% due 08/01/2013		4,000	3,324
5.300% due 10/15/2011		1,000	965
Wells Fargo Bank N.A.
4.750% due 02/09/2015		1,000	1,014
Wells Fargo Capital XIII
7.700% due 12/29/2049		300	248
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		200	198

			103,551

Industrials 5.0%
Aetna, Inc.
6.500% due 09/15/2018		500	477
Alcoa, Inc.
5.870% due 02/23/2022		1,700	1,208
Boston Scientific Corp.
6.000% due 06/15/2011		100	96
Cardinal Health, Inc.
4.322% due 10/02/2009		300	285
CVS Caremark Corp.
2.502% due 06/01/2010		950	874
General Electric Co.
5.250% due 12/06/2017		9,000	8,988
General Motors Corp.
8.800% due 03/01/2021		300	51
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038		200	227
Kraft Foods, Inc.
6.125% due 02/01/2018		100	98
Kroger Co.
6.400% due 08/15/2017		500	505
Masco Corp.
6.125% due 10/03/2016		5,000	3,437
Nordstrom, Inc.
6.250% due 01/15/2018		5,000	3,517
PepsiCo, Inc.
7.900% due 11/01/2018		1,500	1,842
Reynolds American, Inc.
2.696% due 06/15/2011		400	324
Shell International Finance BV
6.375% due 12/15/2038		3,000	3,387
Southern Co.
2.918% due 08/20/2010		200	193

			25,509

Utilities 0.5%
AT&T, Inc.
5.500% due 02/01/2018		100	101
British Telecommunications PLC
5.950% due 01/15/2018		800	697
Embarq Corp.
6.738% due 06/01/2013		600	507
Enel Finance International S.A.
6.250% due 09/15/2017		200	169
Virginia Electric and Power Co.
8.875% due 11/15/2038		900	1,143

			2,617

Total Corporate Bonds & Notes (Cost $126,941)			131,677

Convertible Bonds & Notes 0.0%
Prudential Financial, Inc.
0.366% due 12/15/2037		200	190

Total Convertible Bonds & Notes (Cost $193)			190

MUNICIPAL BONDS & NOTES 2.3%
Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
7.578% due 10/01/2041		150	92
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038		1,500	1,280
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2008
3.000% due 09/01/2036		100	82
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		900	507
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035		2,995	1,926
5.750% due 06/01/2043		4,600	2,895
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038		1,900	1,778
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.768% due 06/15/2031		100	92
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
2.470% due 07/01/2038		100	69
San Diego County, California Water Authority Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2028		2,200	2,092
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032		100	84
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.738% due 02/15/2031		100	103
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.735% due 02/01/2027		100	100
8.822% due 10/01/2031		170	174
Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
7.000% due 07/01/2037		100	83

Total Municipal Bonds & Notes (Cost $11,556)			11,357

U.S. GOVERNMENT AGENCIES 37.0%
Fannie Mae
0.571% due 01/25/2021		161	158
0.821% due 09/25/2042		139	121
1.371% due 04/25/2032		12	11
2.375% due 11/25/2023		188	167
3.678% due 03/01/2044 - 09/01/2044		987	974
4.473% due 05/01/2035		1,040	1,038
4.500% due 02/01/2039		52,000	52,487
4.915% due 12/01/2035		50	51
5.000% due 07/25/2019 - 01/01/2039		9,393	9,594
5.089% due 06/01/2035		679	689
5.259% due 09/01/2031		14	14
5.500% due 08/01/2037 - 01/01/2039		53,811	55,175
5.500% due 09/01/2038 (d)		2,152	2,209
6.000% due 01/01/2039		400	412
6.500% due 03/01/2037 - 01/01/2039		40,646	42,216
Freddie Mac
1.622% due 10/15/2020		64	63
3.878% due 07/25/2044		756	683
4.500% due 11/15/2013 - 10/15/2019		51	52
5.000% due 04/15/2018 - 11/15/2021		380	383
5.500% due 06/01/2036 - 08/01/2037		415	426
6.500% due 10/25/2043		216	223
Ginnie Mae
5.000% due 02/01/2039		500	510
6.000% due 12/15/2028 - 01/01/2039		16,079	16,592
6.500% due 06/15/2038 - 10/15/2038		1,992	2,075
Overseas Private Investment Corp.
4.000% due 09/20/2013		852	874

Total U.S. Government Agencies (Cost $184,782)			187,197

U.S. TREASURY OBLIGATIONS 2.6%
Treasury Inflation Protected Securities
2.000% due 01/15/2026 (b)		1,637	1,543
U.S. Treasury Strips
0.000% due 11/15/2021		18,000	11,662

Total U.S. Treasury Obligations (Cost $10,781)			13,205

MORTGAGE-BACKED SECURITIES 3.3%
American Home Mortgage Assets
0.681% due 10/25/2046		297	104
American Home Mortgage Investment Trust
4.390% due 02/25/2045		3,893	1,964
5.660% due 09/25/2045		2,101	999
Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049		816	756
Banc of America Mortgage Securities, Inc.
4.369% due 01/25/2035		1,384	1,023
Bear Stearns Adjustable Rate Mortgage Trust
4.707% due 04/25/2034		749	522
5.472% due 05/25/2047		98	57
Chase Mortgage Finance Corp.
4.606% due 02/25/2037		2,568	1,974
4.884% due 02/25/2037		285	221
5.999% due 02/25/2037		1,547	1,045
Chaseflex Trust
0.931% due 07/25/2037		1,356	490
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		69	56
6.014% due 09/25/2037		394	210
Countrywide Alternative Loan Trust
0.588% due 09/20/2046		75	73
0.702% due 12/20/2046		392	171
6.500% due 06/25/2036		65	32
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		66	36
Downey Savings & Loan Association Mortgage Loan Trust
0.841% due 08/19/2045		85	40
4.574% due 07/19/2044		11	7
Greenpoint Mortgage Funding Trust
0.551% due 01/25/2047		144	132
Harborview Mortgage Loan Trust
0.771% due 01/19/2038		4,417	1,766
0.801% due 05/19/2035		172	81
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		22	17
Mellon Residential Funding Corp.
1.545% due 11/15/2031		192	147
1.635% due 12/15/2030		73	58
Morgan Stanley Mortgage Loan Trust
4.877% due 08/25/2034		176	82
5.416% due 06/25/2036		286	220
Residential Accredit Loans, Inc.
0.721% due 02/25/2036		1,092	399
Structured Adjustable Rate Mortgage Loan Trust
3.453% due 01/25/2035		66	29

Structured Asset Mortgage Investments, Inc.
0.661% due 07/25/2046		294	129
0.751% due 02/25/2036		130	62
Structured Asset Securities Corp.
5.000% due 12/25/2034		61	59
TBW Mortgage-Backed Pass-Through Certificates
0.581% due 01/25/2037		62	58
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021		206	158
5.308% due 11/15/2048		900	677
WaMu Mortgage Pass-Through Certificates
0.741% due 12/25/2045		66	30
2.956% due 02/25/2047		294	109
2.986% due 01/25/2047		148	63
3.236% due 06/25/2046		168	73
4.269% due 09/25/2046		70	32
4.536% due 10/25/2034		1,769	1,194
5.449% due 02/25/2037		292	175
Wells Fargo Mortgage-Backed Securities Trust
4.359% due 07/25/2035		98	83
4.572% due 12/25/2034		1,569	1,022

Total Mortgage-Backed Securities (Cost $15,748)			16,635

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp.
0.621% due 12/25/2035		32	31
Argent Securities, Inc.
0.521% due 10/25/2036		32	30
Asset-Backed Funding Certificates
0.821% due 06/25/2034		83	43
Bear Stearns Asset-Backed Securities Trust
0.521% due 11/25/2036		34	31
5.500% due 08/25/2036		2,228	1,194
Bear Stearns Second Lien Trust
0.691% due 12/25/2036		618	387
Carrington Mortgage Loan Trust
0.521% due 01/25/2037		344	319
0.571% due 06/25/2037		186	165
0.631% due 01/25/2036		254	242
Chase Issuance Trust
3.496% due 09/15/2015		500	413
Citigroup Mortgage Loan Trust, Inc.
0.531% due 05/25/2037		68	55
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037		150	140
0.521% due 12/25/2046		12	12
0.631% due 02/25/2036		9	8
0.811% due 12/25/2036		59	33
Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		62	59
6.280% due 05/25/2035		2,600	1,367
First NLC Trust
0.541% due 08/25/2037		65	54
Fremont Home Loan Trust
0.531% due 01/25/2037		97	76
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036		17	16
Indymac Residential Asset-Backed Trust
0.531% due 04/25/2037		27	25
JPMorgan Mortgage Acquisition Corp.
0.511% due 08/25/2036		18	17
0.531% due 03/25/2047		60	48
0.551% due 08/25/2036		64	58
Lehman XS Trust
0.561% due 05/25/2046		70	69
Long Beach Mortgage Loan Trust
0.651% due 08/25/2035		31	29
0.751% due 10/25/2034		14	5
MASTR Asset-Backed Securities Trust
0.521% due 11/25/2036		100	92
0.531% due 11/25/2036		374	349
Morgan Stanley ABS Capital I
0.511% due 07/25/2036		6	6
Option One Mortgage Loan Trust
0.601% due 07/25/2037		100	60
SLC Student Loan Trust
2.129% due 02/15/2015		116	114
SLM Student Loan Trust
3.535% due 10/25/2016		104	101
4.835% due 01/25/2018		3,525	3,076
5.035% due 04/25/2023		400	375
Soundview Home Equity Loan Trust
0.551% due 06/25/2037		60	45
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		17	17

Total Asset-Backed Securities (Cost $9,207)			9,161

SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
5.950% due 03/19/2019		4,000	4,020

Total Sovereign Issues (Cost $3,991)			4,020

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
ASIF III Jersey Ltd.
3.500% due 03/11/2009	EUR	1,000	1,333
CIT Group, Inc.
4.250% due 09/22/2011		900	766
Citigroup, Inc.
3.179% due 06/28/2013		100	110
5.493% due 01/12/2012		800	949
Merrill Lynch & Co., Inc.
4.201% due 05/30/2014		200	222
Province of Ontario Canada
4.700% due 06/02/2037	CAD	500	406
SLM Corp.
4.750% due 03/17/2014	EUR	400	332

Total Foreign Currency-Denominated Issues (Cost $3,921)			4,118

	Shares
CONVERTIBLE PREFERRED STOCKS 0.9%
Bank of America Corp.
7.250% due 03/17/2014		3,000	1,954
Wachovia Corp.
7.500% due 03/17/2014		3,600	2,700

Total Convertible Preferred Stocks (Cost $4,452)			4,654

PREFERRED STOCKS 0.0%
Fannie Mae
8.250% due 03/17/2014		1,000	1

Total Preferred Stocks (Cost $1)			1

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 63.5%
Commercial Paper 9.9%
Federal Home Loan Bank
0.081% due 01/21/2009		$4,000	4,000
Freddie Mac
0.120% due 01/22/2009		22,300	22,299
0.120% due 01/27/2009		21,900	21,898
ING U.S. Funding LLC
2.200% due 02/18/2009		2,000	1,994

			50,191

Repurchase Agreements 52.6%
Barclays Capital, Inc.
0.050% due 01/02/2009		41,300	41,300
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $42,313. Repurchase proceeds are $41,300.)
Goldman Sachs & Co.
0.120% due 01/05/2009		87,600	87,600
(Dated 12/30/2008. Collateralized by Freddie Mac 5.000% due 08/01/2038 valued at $89,337. Repurchase proceeds are $87,601.)
JPMorgan Chase Bank N.A.
0.000% due 01/05/2009		94,300	94,300
(Dated 12/30/2008. Collateralized by Freddie Mac 4.500% - 6.875% due 09/15/2010 - 01/15/2013 valued at $95,775. Repurchase proceeds are $94,300.)
0.000% due 01/12/2009		43,041	43,041
(Dated 12/18/2008. Collateralized by U.S. Treasury Notes 4.000% due 08/15/2018 valued at $42,787. Repurchase proceeds are $43,041.)

			266,241

U.S. Cash Management Bills 0.1%
0.980% due 05/15/2009 (c)		750	745

U.S. Treasury Bills 0.9%
0.283% due 01/02/2009 - 03/26/2009 (a)(c)		4,470	4,468

Total Short-Term Instruments (Cost $321,651)			321,645

PURCHASED OPTIONS (f) 0.0% (Cost $127)			136

Total Investments 139.0% (Cost $693,351)			$703,996
Written Options (g) (0.0%) (Premiums $89)			(40)
Other Assets and Liabilities (Net) (39.0%)			(197,569)

Net Assets 100.0%			$506,387

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $2,994 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Securities with an aggregate market value of $775 and cash of $3,408 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	55	$396
90-Day Eurodollar June Futures	Long	06/2009	102	217
90-Day Eurodollar March Futures	Long	03/2009	249	600
90-Day Eurodollar March Futures	Long	03/2010	7	43
Euro-Bobl March Futures	Long	03/2009	83	111
U.S. Treasury 5-Year Note March Futures	Long	03/2009	151	548
U.S. Treasury 10-Year Note March Futures	Long	03/2009	136	420
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	82	289
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	105	185
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	49

				$2,858

(e) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%)	09/20/2018	1.300%	$500	$15	$0	$15
Alcoa, Inc.	BOA	(1.510%)	12/20/2018	6.291%	1,700	460	0	460
British Telecommunications PLC	MSC	(1.360%)	03/20/2018	1.370%	800	(1)	0	(1)
Cox Communications, Inc.	JPM	(0.690%)	09/20/2013	2.020%	1,000	57	0	57
CVS Caremark Corp.	BCLY	(1.300%)	06/20/2010	0.863%	900	(6)	0	(6)
Ingersoll-Rand Co.	BCLY	(0.400%)	09/20/2013	0.800%	1,200	21	0	21
Kroger Co.	DUB	(0.775%)	09/20/2017	0.917%	500	5	0	5
Masco Corp.	UBS	(4.650%)	12/20/2016	4.240%	5,000	(119)	0	(119)
Nordstrom, Inc.	BOA	(5.190%)	03/20/2018	5.139%	5,000	(24)	0	(24)
Progress Energy, Inc.	BCLY	(0.425%)	09/20/2013	0.725%	400	5	0	5
Sara Lee Corp.	BNP	(0.640%)	09/20/2013	0.791%	1,200	8	0	8
Wyeth	BCLY	(0.390%)	09/20/2013	0.682%	1,000	13	0	13

						$434	$0	$434

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CIT Group, Inc.	JPM	5.000%	12/20/2009	7.612%	$100	$(2)	$(13)	$11
CIT Group, Inc.	JPM	5.000%	06/20/2010	7.611%	900	(27)	(166)	139
General Electric Capital Corp.	DUB	4.700%	12/20/2013	3.708%	4,000	174	0	174

						$145	$(179)	$324

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$619	$(182)	$(235)	$53
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,165)	(1,354)	189
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(444)	(516)	72
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	586	(43)	(47)	4

					$(1,834)	$(2,152)	$318

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		$8,700	$760	$18	$742
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		16,600	1,319	1,112	207
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	DUB		700	56	47	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(392)	(48)	(344)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		4,300	(512)	81	(593)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA		8,300	(988)	(718)	(270)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		1,800	(213)	(73)	(140)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		15,000	(1,784)	(145)	(1,639)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CITI		1,700	(238)	(206)	(32)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	(4)	(9)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(2,274)	(614)	(1,660)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(182)	(8)	(174)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,300	(591)	(105)	(486)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	103	(19)	122
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	97	(20)	117
Pay	6-Month GBP-LIBOR	4.500%	03/18/2014	BCLY		10,000	897	593	304

							$(3,946)	$(114)	$(3,832)

(f) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$85.000	02/20/2009	91	$2	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.650%	12/15/2009	$3,200	$101	$66

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.602	02/13/2009	$1,000	$24	$69

(g) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	$1,300	$9	$4
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	12,900	80	36

							$89	$40

(h) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
General Motors Corp.	7.125%	07/15/2013	$700	$380	$154
Ginnie Mae	5.500%	01/01/2039	2,000	2,021	2,060
U.S. Treasury Notes	4.000%	08/15/2018	36,500	39,113	42,716

				$41,514	$44,930

(6) Market value includes $579 of interest payable on short sales.

(i) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	MSC	481	01/2009	$0	$(11)	$(11)
Buy	CNY	DUB	310	07/2009	0	(3)	(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	HSBC	802	01/2009	0	(100)	(100)
Sell		RBS	1,783	01/2009	0	(226)	(226)
Sell	GBP	CSFB	349	01/2009	33	0	33
Sell		RBS	385	01/2009	20	0	20
Sell	JPY	BCLY	538	01/2009	0	0	0
Sell		CITI	542	01/2009	0	0	0
Sell		UBS	1,004	01/2009	0	(1)	(1)
Buy	RUB	BCLY	9,760	05/2009	0	(7)	(7)
Sell		BCLY	6,914	05/2009	9	0	9
Sell		DUB	1,137	05/2009	3	0	3
Sell		JPM	1,709	05/2009	3	0	3

					$68	$(349)	$(281)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$2,701	$701,295	$0	$703,996
Short Sales, at value	0	(44,930)	0	(44,930)
Other Financial Instruments++	2,858	(3,077)	0	(219)

Total	$5,559	$653,288	$0	$658,847

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Asset-Backed Securities Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.2%
Banking & Finance 2.7%
American International Group, Inc.
5.850% due 01/16/2018 (e)	$3,000	$2,014
Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,623	1,364
Citigroup, Inc.
8.400% due 04/29/2049	1,000	662
Credit Suisse New York
5.000% due 05/15/2013 (e)	2,000	1,927
Preferred Term Securities XII Ltd.
2.421% due 03/24/2034	2,133	907
Prudential Financial, Inc.
6.000% due 12/01/2017 (e)	10,000	8,035
6.625% due 12/01/2037 (e)	1,000	684
Suffield Clo Ltd.
4.121% due 09/26/2014	2,006	1,805

		17,398

Industrials 2.3%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,860	1,695
Masco Corp.
5.875% due 07/15/2012 (e)	5,000	4,103
Northwest Airlines, Inc.
3.186% due 02/06/2015	1,572	1,059
Times Square Hotel Trust
8.528% due 08/01/2026	7,078	7,087
United Airlines, Inc.
6.636% due 07/02/2022	1,903	1,126

		15,070

Utilities 0.2%
Exelon Generation Co. LLC
6.200% due 10/01/2017 (e)	1,410	1,214

Total Corporate Bonds & Notes (Cost $41,593)		33,682

MUNICIPAL BONDS & NOTES 0.3%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,940	2,258

Total Municipal Bonds & Notes (Cost $3,705)		2,258

U.S. GOVERNMENT AGENCIES 50.6%
Fannie Mae
0.601% due 03/25/2036 (e)	462	394
0.671% due 10/27/2037 (e)	12,500	10,633
0.711% due 08/25/2031 - 05/25/2032	532	470
0.771% due 04/25/2029 - 04/25/2036 (e)	7,184	6,746
0.821% due 12/25/2016 - 11/25/2032	51	51
0.871% due 06/25/2029 (e)	353	337
0.919% due 06/25/2021 - 10/25/2021 (e)	106	103
0.921% due 10/25/2030 (e)	252	245
0.921% due 02/25/2033	372	361
0.969% due 01/25/2020 - 09/25/2021 (e)	182	177
0.969% due 11/25/2021 - 03/25/2022	19	18
0.971% due 05/25/2023 - 06/25/2032 (e)	3,326	3,242
0.981% due 10/25/2031 (e)	136	130
1.019% due 12/25/2021 (e)	189	184
1.121% due 11/25/2031 (e)	633	615
1.169% due 04/25/2022 (e)	29	28
1.219% due 05/25/2022 (e)	59	57
1.284% due 05/18/2032 (e)	298	290
1.319% due 05/25/2018 (e)	114	112
1.319% due 10/25/2020	28	27
1.338% due 09/17/2027	9	9
1.361% due 11/17/2030 (e)	148	145
1.369% due 08/25/2023 (e)	91	88
1.434% due 12/18/2031 (e)	853	830
1.469% due 12/25/2023 (e)	114	112
1.471% due 04/25/2032 (e)	59	57
1.484% due 11/18/2031 (e)	35	34
1.619% due 10/25/2022 - 09/25/2023 (e)	312	308
1.669% due 01/25/2024 (e)	577	568
2.500% due 12/25/2023 (e)	143	141
2.650% due 12/25/2021	16	15
3.480% due 06/01/2035 (e)	492	483
3.678% due 07/01/2042 - 10/01/2044 (e)	406	401
3.678% due 03/01/2044	18	18
3.768% due 09/01/2033 (e)	1,664	1,665
3.837% due 04/01/2034 (e)	265	265
3.878% due 11/01/2030 - 10/01/2040 (e)	223	221
3.949% due 09/01/2033 (e)	1,174	1,170
3.988% due 05/01/2034 (e)	672	676
4.000% due 06/01/2010 - 11/25/2033 (e)	610	590
4.019% due 10/01/2026 - 11/01/2040 (e)	188	188
4.086% due 09/01/2033 (e)	126	125
4.094% due 02/01/2035 (e)	93	91
4.104% due 05/01/2034 (e)	175	171
4.137% due 04/01/2034 (e)	524	525
4.205% due 09/01/2033 (e)	168	171
4.215% due 05/01/2033 (e)	275	276
4.250% due 10/01/2027 - 03/25/2033	35	35
4.250% due 05/25/2033 (e)	539	545
4.275% due 01/01/2033 (e)	167	165
4.291% due 02/01/2035 (e)	112	110
4.293% due 05/01/2025 (e)	56	55
4.300% due 12/01/2024	12	12
4.301% due 04/01/2035 (e)	321	316
4.323% due 01/01/2035 (e)	62	61
4.350% due 11/01/2032 (e)	216	211
4.361% due 05/01/2036 (e)	165	165
4.375% due 06/01/2033 - 05/01/2035 (e)	754	745
4.379% due 04/01/2034 (e)	36	35
4.386% due 10/01/2032 (e)	37	36
4.395% due 07/01/2035 (e)	1,536	1,533
4.401% due 04/01/2033 (e)	1,605	1,585
4.408% due 03/01/2035 (e)	186	186
4.420% due 05/01/2036 (e)	299	298
4.426% due 11/01/2035 (e)	38	39
4.428% due 02/01/2035 (e)	496	489
4.440% due 03/01/2035 (e)	1,477	1,463
4.441% due 10/01/2033 (e)	395	391
4.450% due 01/01/2035 (e)	199	200
4.463% due 05/01/2036 (e)	1,283	1,284
4.470% due 07/01/2034 (e)	72	73
4.471% due 04/01/2035 (e)	260	257
4.478% due 01/01/2035 (e)	187	187
4.497% due 01/01/2035 (e)	660	653
4.499% due 03/01/2034 (e)	1,643	1,594
4.500% due 01/01/2010 - 01/01/2011 (e)	668	669
4.500% due 07/02/2018 - 09/25/2018	167	167
4.506% due 03/01/2035 (e)	74	74
4.519% due 01/01/2035 (e)	216	216
4.521% due 11/01/2034 (e)	1,250	1,229
4.523% due 04/01/2033 (e)	78	78
4.536% due 12/01/2034 (e)	163	165
4.540% due 06/01/2035 (e)	1,746	1,727
4.557% due 11/01/2034 (e)	343	346
4.573% due 07/01/2035 (e)	1,455	1,450
4.575% due 09/01/2035 (e)	3,039	3,052
4.577% due 04/01/2035 (e)	1,404	1,409
4.578% due 11/01/2034 (e)	164	168
4.584% due 07/01/2033 (e)	88	88
4.607% due 03/01/2033	11	11
4.613% due 08/01/2033 (e)	193	194
4.619% due 07/01/2034 (e)	56	57
4.621% due 07/01/2033 (e)	137	137
4.639% due 11/01/2034	17	17
4.647% due 09/01/2033 (e)	42	42
4.663% due 06/01/2033 (e)	126	129
4.665% due 05/25/2035 (e)	1,713	1,764
4.669% due 05/01/2035 (e)	850	855
4.677% due 04/01/2035 (e)	276	278
4.697% due 04/01/2033 (e)	1,366	1,351
4.713% due 06/01/2035 (e)	275	276
4.728% due 03/01/2035 (e)	188	191
4.748% due 05/01/2035 (e)	433	435
4.750% due 09/01/2015 - 10/01/2028 (e)	224	224
4.750% due 10/01/2016 - 01/01/2029	76	76
4.751% due 10/01/2034 (e)	47	47
4.765% due 02/01/2035 (e)	140	142
4.768% due 07/01/2034 (e)	465	467
4.799% due 10/01/2033	25	25
4.819% due 09/01/2035 (e)	901	904
4.826% due 05/01/2036 (e)	1,320	1,330
4.827% due 07/01/2035 (e)	4,003	3,994
4.828% due 01/01/2035 (e)	319	321
4.844% due 07/01/2035 (e)	1,987	2,005
4.850% due 09/01/2035 (e)	2,416	2,452
4.866% due 01/01/2035 (e)	101	102
4.889% due 06/01/2033 (e)	155	157
4.897% due 06/01/2035 (e)	808	815
4.918% due 02/01/2035 (e)	506	509
4.950% due 04/01/2036 (e)	562	557
4.954% due 03/01/2030 (e)	29	29
4.955% due 09/01/2030 (e)	49	49
5.000% due 09/01/2009 - 09/01/2037 (e)	27,278	27,253
5.000% due 10/16/2017 - 01/01/2039	8,335	8,504
5.003% due 10/01/2035 (e)	316	318
5.006% due 06/01/2033 (e)	79	80
5.046% due 07/01/2035 (e)	160	162
5.052% due 07/01/2035 (e)	1,170	1,187
5.056% due 02/01/2035 (e)	1,365	1,377
5.067% due 03/01/2036 (e)	426	427
5.069% due 08/01/2032 (e)	57	57
5.080% due 03/01/2027	11	11
5.088% due 05/01/2033 (e)	56	56
5.098% due 08/01/2035 (e)	285	289
5.117% due 09/01/2033	5	5
5.124% due 01/01/2028	26	26
5.127% due 10/01/2035 (e)	1,840	1,861
5.145% due 01/01/2015 (e)	30	30
5.152% due 12/01/2035 - 02/01/2036 (e)	3,346	3,376
5.156% due 03/01/2032 (e)	90	90
5.163% due 04/01/2036 (e)	463	467
5.186% due 01/01/2033 (e)	212	214
5.190% due 03/01/2027 (e)	59	59
5.191% due 04/01/2018	17	18
5.215% due 05/01/2031	14	14
5.215% due 12/01/2032 (e)	748	744
5.219% due 12/01/2036 (e)	548	548
5.220% due 10/01/2031 (e)	70	70
5.223% due 12/01/2014	19	19
5.249% due 03/01/2029	19	19
5.250% due 08/18/2017 - 09/01/2032	127	127
5.250% due 09/01/2033 - 04/01/2037 (e)	519	523
5.266% due 12/01/2035 (e)	84	86
5.271% due 11/01/2024 (e)	115	114
5.274% due 03/01/2036 (e)	268	270
5.301% due 09/01/2033 (e)	255	256
5.308% due 09/01/2035 (e)	2,342	2,383
5.321% due 02/01/2036 (e)	2,509	2,563
5.322% due 08/01/2026 (e)	90	89
5.325% due 12/01/2033	10	10
5.350% due 07/01/2033 (e)	154	155
5.359% due 09/01/2033 (e)	39	38
5.370% due 08/25/2043 (e)	1,000	980
5.375% due 09/01/2033	8	8
5.462% due 10/01/2033 (e)	807	804
5.489% due 01/01/2037 (e)	160	163
5.500% due 04/25/2017 - 09/25/2035 (e)	3,525	3,590
5.500% due 02/01/2018 - 01/01/2039	94,569	96,947
5.529% due 04/01/2032 (e)	148	148
5.652% due 10/01/2018 (e)	775	776
5.667% due 05/01/2036 (e)	123	123
5.770% due 04/01/2036 (e)	283	290
5.788% due 12/01/2036 (e)	280	286
5.850% due 09/16/2028	42	42
5.870% due 12/01/2017	27	27
5.889% due 12/01/2036 (e)	295	302
5.970% due 02/01/2018	11	11
6.000% due 03/01/2009 - 03/25/2016 (e)	370	375
6.046% due 01/01/2037 (e)	1,773	1,809
6.050% due 05/25/2023 (e)	33	33
6.140% due 05/01/2033 (e)	174	176
6.146% due 04/01/2036 (e)	46	48
6.165% due 03/01/2019	24	24
6.250% due 07/01/2010	14	14
6.250% due 02/01/2011 (e)	453	472
6.350% due 11/01/2019	27	26
6.440% due 07/01/2036	754	788
6.500% due 12/25/2023 - 06/25/2028 (e)	292	312
6.510% due 08/01/2036	1,072	1,122
6.625% due 08/01/2018 (e)	35	36
6.770% due 01/18/2029	200	215
7.000% due 03/01/2015 - 02/01/2019 (e)	1,012	1,053
7.000% due 07/25/2042	14	15
7.500% due 08/25/2021 - 07/25/2022 (e)	352	367
7.875% due 11/01/2018	17	18
8.000% due 07/01/2009 - 08/01/2015	59	61
8.000% due 03/25/2021 (e)	225	246
8.500% due 05/01/2017 - 03/01/2029	57	62
8.500% due 09/01/2021 - 04/01/2032 (e)	304	328
8.500% due 09/01/2022 (f)	239	257
9.375% due 04/01/2016 (f)	144	163
15.131% due 08/25/2021 (e)	85	99
Farmer Mac
7.538% due 01/25/2012	319	317
Federal Home Loan Bank
4.750% due 07/14/2017	100	100
5.000% due 06/19/2018	500	502
Federal Housing Administration
7.430% due 03/01/2021	11	11
Freddie Mac
0.731% due 08/25/2031	215	192
0.831% due 10/25/2029	2	2
1.105% due 05/15/2023 (e)	115	112
1.395% due 03/15/2031 (e)	808	792
1.445% due 10/15/2032 - 07/15/2034 (e)	865	843
1.545% due 12/15/2029 (e)	67	65
1.645% due 08/15/2029 (e)	275	267
1.645% due 12/15/2031	25	24
1.695% due 04/15/2032 (e)	1,088	1,057
1.700% due 02/15/2024 - 09/15/2026 (e)	270	265
1.745% due 08/15/2029 - 03/15/2032 (e)	1,720	1,673
1.800% due 04/15/2022	18	18
1.938% due 05/15/2023 (e)	260	257
1.950% due 06/15/2022 (e)	64	63
2.000% due 10/15/2022 (e)	42	40
2.088% due 03/15/2020 (e)	59	58
2.200% due 02/15/2021	24	24
2.350% due 05/15/2023 (e)	37	36
3.678% due 10/25/2044 (e)	120	115
3.679% due 02/25/2045 (e)	64	58
3.878% due 07/25/2044 (e)	2,412	2,178
4.000% due 06/15/2022	7	7
4.000% due 10/15/2033 (e)	245	225
4.090% due 09/25/2023 (e)	1,048	952
4.171% due 06/01/2034 (e)	1,245	1,249
4.204% due 02/01/2035 (e)	539	536
4.217% due 04/01/2034 (e)	256	255
4.226% due 03/01/2034 (e)	145	143
4.235% due 02/01/2035 (e)	707	694
4.245% due 12/01/2033 (e)	276	272
4.258% due 01/01/2034 (e)	71	71
4.333% due 11/01/2034 (e)	218	214
4.336% due 02/01/2035 (e)	175	174
4.347% due 11/01/2034 (e)	88	88
4.353% due 02/01/2035 (e)	120	118
4.359% due 01/01/2035 (e)	151	150
4.373% due 11/01/2034 (e)	246	240
4.376% due 03/01/2034 (e)	1,897	1,886
4.379% due 01/01/2035 (e)	245	245
4.392% due 09/01/2035 (e)	1,501	1,494
4.394% due 11/01/2034 (e)	72	72
4.407% due 01/01/2035 (e)	595	588
4.412% due 01/01/2035 (e)	290	290
4.421% due 02/01/2035 (e)	430	425
4.423% due 04/01/2035 (e)	1,143	1,131
4.428% due 02/01/2035 (e)	153	150
4.435% due 06/01/2035 (e)	1,081	1,066
4.456% due 10/01/2034 (e)	127	125
4.486% due 11/01/2034 (e)	123	124
4.487% due 03/01/2025 (e)	84	84
4.495% due 02/01/2035 (e)	180	179
4.497% due 02/01/2035 (e)	73	73
4.500% due 08/01/2010 - 11/15/2025 (e)	1,572	1,577
4.500% due 05/15/2018	10	10
4.518% due 04/01/2035 (e)	673	663
4.556% due 08/01/2035 (e)	1,078	1,061
4.561% due 09/01/2033 (e)	304	301
4.608% due 01/01/2035 (e)	821	813
4.657% due 11/01/2024 (e)	257	258
4.682% due 09/01/2035 (e)	335	333
4.712% due 01/01/2035 (e)	34	34
4.724% due 12/01/2035 (e)	293	295
4.737% due 03/01/2028	16	16
4.750% due 02/01/2017	8	8
4.792% due 11/01/2035 (e)	434	435
4.816% due 12/01/2024 (e)	414	416
4.834% due 12/01/2033 (e)	675	673
4.840% due 10/01/2033	12	11
4.859% due 11/01/2023	9	9
4.859% due 09/01/2035 (e)	115	116
4.911% due 03/01/2035 (e)	2,064	2,069
4.928% due 11/01/2035 (e)	2,661	2,686
4.968% due 03/01/2035 (e)	266	268
4.998% due 11/01/2033 (e)	77	77
5.000% due 02/15/2011 - 02/15/2036 (e)	1,870	1,855
5.000% due 01/27/2017 - 06/04/2018	265	266
5.001% due 05/01/2035 (e)	686	693
5.014% due 01/01/2037 (e)	1,177	1,200
5.015% due 12/01/2035 (e)	531	533
5.052% due 02/01/2022	14	14
5.057% due 04/01/2034 (e)	103	103
5.126% due 07/01/2034 (e)	1,564	1,583
5.135% due 01/01/2036 (e)	564	566
5.136% due 09/01/2033 (e)	45	45
5.142% due 04/01/2033 (e)	40	40
5.151% due 11/01/2027 (e)	117	117
5.152% due 09/01/2035 (e)	296	296
5.158% due 04/01/2031 (e)	35	35
5.174% due 10/01/2033 (e)	119	119
5.205% due 11/01/2034 (e)	624	631
5.207% due 07/01/2032 (e)	31	31
5.223% due 04/01/2033	14	14
5.231% due 08/01/2032	15	15
5.238% due 03/01/2032 (f)	170	168
5.250% due 07/30/2018	100	100
5.259% due 04/01/2032 (f)	195	195
5.260% due 08/01/2023 (e)	31	31
5.286% due 02/01/2026	26	25
5.302% due 09/01/2035 (e)	67	68
5.309% due 04/01/2036 (e)	316	320
5.354% due 11/01/2029 (f)	316	314
5.404% due 03/01/2030 (e)	75	74
5.429% due 09/01/2028 (e)	51	51
5.437% due 07/01/2037 (e)	186	189
5.453% due 02/01/2036 (e)	130	132
5.455% due 08/01/2030 (f)	110	111
5.500% due 05/15/2036 (e)	115	113
5.531% due 01/01/2032 (e)	45	45
5.580% due 03/01/2033	25	25
5.634% due 04/01/2036 (e)	225	230
5.669% due 03/01/2037 (e)	2,394	2,446
5.714% due 03/01/2036 (e)	964	979
5.809% due 08/01/2031 (e)	278	281
5.836% due 04/01/2032 (e)	136	137
5.878% due 08/01/2029	23	23
5.929% due 07/01/2037 (e)	4,905	4,949
5.972% due 04/01/2035 (e)	188	190
6.000% due 01/01/2039	2,300	2,371
6.063% due 05/01/2026 (e)	56	57
6.500% due 03/15/2009 - 03/15/2021	48	49
6.500% due 05/15/2029 - 07/25/2043 (e)	3,619	3,789
6.594% due 10/01/2036 (e)	3,888	3,956
6.671% due 09/01/2036 (e)	5,533	5,622
6.720% due 07/01/2036 (e)	5,489	5,551
6.950% due 07/15/2021 (e)	587	629
7.000% due 09/01/2010 - 03/01/2016	63	66
7.000% due 12/01/2014 - 10/01/2031 (e)	1,597	1,675
7.000% due 03/01/2031 (e)(f)	104	109
7.000% due 08/01/2032 (f)	560	589
7.500% due 02/15/2023 (e)	32	34
7.500% due 01/15/2031	27	28
8.000% due 07/01/2010 - 06/01/2015	10	11
8.000% due 03/15/2023 (e)	109	120
9.250% due 11/15/2019	21	23
9.500% due 04/15/2020	21	22
14.810% due 09/15/2014 (e)	29	32
Ginnie Mae
0.908% due 02/20/2029	5	5
0.908% due 09/20/2030 (e)	316	308
1.440% due 03/16/2029 (e)	189	184
1.590% due 10/16/2029 (e)	160	156
4.625% due 09/20/2018 - 09/20/2028	26	26
4.625% due 07/20/2029 - 09/20/2033 (e)	1,198	1,169
4.875% due 11/20/2031	27	26
5.000% due 04/20/2016	20	21
5.000% due 01/20/2033 - 01/20/2034 (e)	956	940
5.125% due 10/20/2026 - 10/20/2033 (e)	179	176
5.125% due 12/20/2027	5	5
5.250% due 02/20/2030	4	4
5.250% due 02/20/2030 (e)	191	190
5.375% due 04/20/2017 - 01/20/2023	69	70
5.375% due 06/20/2021 - 04/20/2033 (e)	715	712
5.500% due 05/20/2016 - 04/20/2019	24	24
7.000% due 10/20/2021 (e)	309	325

Total U.S. Government Agencies (Cost $324,613)		326,521

MORTGAGE-BACKED SECURITIES 44.0%
Adjustable Rate Mortgage Trust
5.204% due 11/25/2035	3,960	3,052
5.383% due 11/25/2035	310	198
5.414% due 01/25/2036	393	283
American Home Mortgage Assets
0.681% due 10/25/2046	3,820	1,337
3.176% due 11/25/2046	2,705	921
American Home Mortgage Investment Trust
4.390% due 02/25/2045	491	248
5.530% due 06/25/2045	347	187
5.660% due 09/25/2045	1,024	487
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	426	410
Banc of America Funding Corp.
4.155% due 05/25/2035	124	88
6.124% due 01/20/2047	79	43
Banc of America Mortgage Securities, Inc.
3.826% due 02/25/2034	2,983	2,159
4.110% due 06/25/2034	470	263
4.148% due 07/25/2034	189	182
4.571% due 11/25/2033	290	232
4.716% due 08/25/2034	297	240
5.137% due 07/25/2033	599	339
5.215% due 11/25/2034	410	290
5.372% due 05/25/2033	358	269
6.500% due 09/25/2033	88	84
6.796% due 02/25/2033	204	158
Bear Stearns Adjustable Rate Mortgage Trust
4.468% due 05/25/2034	54	40
4.531% due 08/25/2033	147	117
4.558% due 11/25/2030	49	44
4.625% due 10/25/2035	636	487
4.707% due 04/25/2034	1,797	1,252
4.750% due 10/25/2035	767	719
4.786% due 11/25/2034	2,097	1,583
4.979% due 10/25/2034	151	108
5.046% due 02/25/2034	1,309	837
5.132% due 04/25/2034	2,946	2,020
5.324% due 05/25/2033	1,559	1,308
5.451% due 10/25/2034	329	194
5.472% due 05/25/2047	3,093	1,794
5.729% due 02/25/2036	2,553	1,366
5.760% due 02/25/2036	750	413
6.079% due 02/25/2033	20	17
6.142% due 04/25/2034	432	272
Bear Stearns Alt-A Trust
5.059% due 12/25/2033	1,776	1,117
5.229% due 03/25/2035	155	85
5.235% due 02/25/2036	48	23
5.364% due 05/25/2035	125	85
5.495% due 09/25/2035	199	93
5.667% due 08/25/2036	1,942	903
5.849% due 01/25/2036	2,308	1,376
6.250% due 08/25/2036	5,130	2,306
Bear Stearns Commercial Mortgage Securities
1.305% due 03/15/2019	73	62
1.845% due 03/15/2019	2,500	1,276
Bear Stearns Mortgage Securities, Inc.
4.804% due 06/25/2030	324	325
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036	2,521	1,585
5.761% due 12/26/2046	1,522	1,060
Bella Vista Mortgage Trust
0.758% due 05/20/2045	151	72
Carey Commercial Mortgage Trust
5.970% due 09/20/2019	1,696	1,627
CBA Commercial Small Balance Commercial Mortgage
0.751% due 12/25/2036	859	430
CC Mortgage Funding Corp.
3.759% due 01/25/2035	1,540	1,209
Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	1,000	822
Chase Mortgage Finance Corp.
5.000% due 11/25/2033	307	290
5.398% due 01/25/2036	378	178
Citicorp Mortgage Securities, Inc.
4.726% due 11/25/2018	47	42
5.000% due 12/25/2033	146	135
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021	11	9
Citigroup Mortgage Loan Trust, Inc.
1.271% due 08/25/2035	573	472
4.098% due 08/25/2035	785	667
4.248% due 08/25/2035	2,055	1,683
4.684% due 08/25/2035	958	799
4.700% due 12/25/2035	578	420
4.900% due 12/25/2035	202	163
6.014% due 09/25/2037	6,354	3,382
6.500% due 06/25/2016	2,647	2,656
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	633	520
Commercial Mortgage Pass-Through Certificates
2.110% due 02/05/2019	100	79
5.479% due 02/05/2019	3,000	2,838
5.570% due 02/05/2019	2,000	674
8.261% due 08/15/2033	1,500	1,290
Countrywide Alternative Loan Trust
0.588% due 09/20/2046	15	15
0.661% due 09/25/2046	2,424	949
0.661% due 11/25/2046	181	74
0.702% due 12/20/2046	6,880	3,000
0.708% due 07/20/2046	3,842	1,257
0.718% due 03/20/2046	1,227	507
0.718% due 07/20/2046	3,039	1,249
0.721% due 05/25/2035	533	245
0.741% due 02/25/2036	467	213
0.751% due 12/25/2035	794	360
0.761% due 11/25/2035	189	86
0.781% due 10/25/2035	263	120
0.801% due 10/25/2035	225	104
0.828% due 11/20/2035	1,278	593
0.871% due 03/25/2034	120	93
0.971% due 09/25/2047	111	16
1.241% due 11/25/2035	7,812	3,803
3.216% due 08/25/2046	5,174	2,229
3.256% due 02/25/2036	2,133	961
4.250% due 02/25/2035	1,981	1,946
5.500% due 03/25/2036	339	292
5.750% due 06/25/2033	1,274	1,228
5.750% due 03/25/2037	1,500	660
5.894% due 02/25/2037	2,754	1,485
6.000% due 10/25/2032	23	21
6.154% due 08/25/2036	817	607
6.250% due 08/25/2037	1,032	511
Countrywide Home Loan Mortgage Pass-Through Trust
0.741% due 02/25/2035	671	339
0.761% due 04/25/2035	189	87
0.771% due 03/25/2035	137	64
0.791% due 03/25/2035	1,610	731
0.811% due 02/25/2035	192	95
0.861% due 02/25/2035	479	168
0.871% due 08/25/2018	241	232
0.931% due 09/25/2034	391	118
1.061% due 08/25/2034	1,654	675
4.500% due 10/25/2018	380	305
4.508% due 04/25/2035	514	129
4.612% due 01/19/2034	1,766	1,309
4.740% due 08/25/2034	229	124
4.925% due 02/19/2034	65	37
5.000% due 11/25/2018	337	330
5.000% due 06/25/2033	675	661
5.088% due 06/19/2031	11	11
5.250% due 02/20/2036	1,435	743
5.500% due 08/25/2033	907	396
5.500% due 11/25/2035	326	317
5.999% due 05/19/2033	64	55
6.037% due 07/19/2033	403	329
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	302
CS First Boston Mortgage Securities Corp.
1.431% due 01/25/2033	5	3
3.091% due 03/25/2032	377	280
4.626% due 08/25/2033	947	772
4.832% due 04/15/2037	2,000	1,636
4.940% due 12/15/2035	8,165	7,363
5.047% due 07/25/2033	28	24
5.232% due 01/25/2034	1,482	1,141
5.490% due 12/25/2032	206	178
5.500% due 11/25/2035	1,771	1,379
5.603% due 07/15/2035	1,180	1,099
5.750% due 04/25/2033	298	282
6.250% due 07/25/2035	1,488	1,178
6.500% due 04/25/2033	79	68
6.500% due 12/25/2033	2,939	2,527
7.000% due 02/25/2033	95	89
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	356
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	308	289
Downey Savings & Loan Association Mortgage Loan Trust
3.196% due 04/19/2047	2,336	1,000
Drexel Burnham Lambert CMO Trust
2.650% due 05/01/2016	156	156
First Horizon Alternative Mortgage Securities
4.243% due 03/25/2035	671	324
4.744% due 06/25/2034	2,794	1,550
5.309% due 09/25/2034	1,048	628
5.627% due 11/25/2035	5,848	3,485
First Horizon Asset Securities, Inc.
0.971% due 03/25/2018	160	157
4.429% due 07/25/2033	12	11
4.911% due 02/25/2035	556	409
5.100% due 10/25/2034	412	276
5.132% due 12/27/2032	21	16
5.354% due 08/25/2035	1,695	1,204
First Republic Mortgage Loan Trust
0.951% due 06/25/2030	109	90
1.495% due 08/15/2032	274	221
1.545% due 11/15/2031	694	512
GMAC Commercial Mortgage Securities, Inc.
4.154% due 07/10/2039	3,250	3,081
5.713% due 10/15/2038	500	470
6.500% due 05/15/2035	20	20
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	129	115
Greenpoint Mortgage Funding Trust
0.681% due 04/25/2036	744	302
0.691% due 06/25/2045	514	233
0.701% due 06/25/2045	662	324
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033	70	54
Greenwich Capital Acceptance, Inc.
6.129% due 06/25/2024	60	53
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	2,000	1,649
5.444% due 03/10/2039	2,500	1,910
GS Mortgage Securities Corp. II
2.246% due 03/06/2020	4,500	2,896
6.044% due 08/15/2018	386	380
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	2,478	2,007
8.000% due 09/19/2027	1,123	1,212
GSR Mortgage Loan Trust
0.821% due 01/25/2034	113	87
4.540% due 09/25/2035	772	571
4.586% due 09/25/2035	129	99
5.181% due 01/25/2036	1,375	949
5.244% due 11/25/2035	4,516	3,368
6.000% due 03/25/2032	2	2
GSRPM Mortgage Loan Trust
1.171% due 01/25/2032	600	509
Harborview Mortgage Loan Trust
0.671% due 01/19/2038	636	570
0.761% due 07/19/2046	2,479	1,010
0.771% due 02/19/2046	1,383	567
0.781% due 09/19/2046	1,433	587
0.801% due 05/19/2035	738	345
0.821% due 03/19/2036	888	379
0.931% due 01/19/2035	125	63
4.608% due 11/19/2034	128	88
4.619% due 06/19/2045	209	92
5.129% due 05/19/2033	1,406	1,114
5.142% due 07/19/2035	7,479	4,080
5.303% due 12/19/2035	152	127
5.359% due 08/19/2034	751	297
5.750% due 08/19/2036	4,932	2,434
Impac CMB Trust
1.371% due 10/25/2033	758	630
Impac Secured Assets CMN Owner Trust
0.531% due 03/25/2037	1,177	950
0.821% due 05/25/2036	170	121
0.901% due 08/25/2036	2,976	1,098
Indymac ARM Trust
4.436% due 01/25/2032	25	18
Indymac Index Mortgage Loan Trust
0.661% due 09/25/2046	1,992	808
0.681% due 06/25/2047	509	116
0.711% due 04/25/2035	579	268
0.751% due 03/25/2035	489	225
0.771% due 06/25/2037	476	222
0.791% due 02/25/2035	503	234
1.081% due 09/25/2034	488	139
5.055% due 12/25/2034	1,589	1,093
Indymac Loan Trust
0.691% due 01/25/2011	65	42
0.751% due 07/25/2009	4	4
JPMorgan Alternative Loan Trust
0.551% due 12/25/2036	1,061	1,021
JPMorgan Chase Commercial Mortgage Securities Corp.
1.305% due 02/15/2019	3	3
3.890% due 01/12/2037	2,296	2,266
5.376% due 07/12/2037	1,900	1,770
JPMorgan Mortgage Trust
4.346% due 10/25/2033	1,067	750
4.876% due 04/25/2035	274	211
5.024% due 02/25/2035	61	46
5.112% due 06/25/2035	665	581
5.115% due 10/25/2035	500	266
5.400% due 11/25/2035	399	302
5.500% due 10/25/2035	281	173
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	48	50
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	3,837	3,802
LB Mortgage Trust
8.441% due 01/20/2017	190	192
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	8	8
4.904% due 06/15/2026	107	107
5.430% due 02/15/2040	100	72
6.058% due 06/15/2020	31	30
Lehman XS Trust
0.551% due 07/25/2046	81	80
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	33	32
4.143% due 07/25/2034	181	145
5.324% due 12/25/2033	9	5
6.180% due 10/25/2032	1,338	1,128
6.205% due 01/25/2034	5	3
MASTR Asset Securitization Trust
4.750% due 12/25/2033	1,321	1,262
Mellon Residential Funding Corp.
1.545% due 11/15/2031	72	55
1.635% due 12/15/2030	803	641
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	371
5.485% due 03/12/2051	500	346
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036	31	16
4.936% due 08/25/2033	750	457
4.986% due 05/25/2033	2,391	2,161
Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	133	132
MLCC Mortgage Investors, Inc.
0.841% due 03/25/2028	13	8
3.819% due 10/25/2035	134	102
4.250% due 10/25/2035	2,652	2,113
4.713% due 12/25/2034	1,571	1,180
4.805% due 08/25/2029	1,854	1,488
4.957% due 04/25/2035	285	193
Morgan Stanley Capital I
1.255% due 10/15/2020	18	14
5.208% due 11/14/2042	1,090	888
5.692% due 04/15/2049	500	377
5.731% due 07/12/2044	3,000	2,332
Nomura Asset Acceptance Corp.
0.571% due 06/25/2036	13	12
7.500% due 03/25/2034	1,695	1,660
Ocwen Residential MBS Corp.
6.934% due 06/25/2039	552	249
Provident Funding Mortgage Loan Trust
3.913% due 10/25/2035	1,640	1,277
4.295% due 04/25/2034	414	396
4.507% due 04/25/2034	1,374	1,060
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022 (b)	87	87
Residential Accredit Loans, Inc.
0.571% due 09/25/2046	126	88
0.651% due 06/25/2046	4,806	1,969
0.661% due 04/25/2046	4,170	1,679
0.681% due 04/25/2046	257	109
0.771% due 08/25/2035	5,179	2,529
0.871% due 10/25/2045	5,559	2,568
5.336% due 09/25/2034	56	32
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	37	37
Residential Asset Securitization Trust
0.821% due 10/25/2018	265	215
0.871% due 05/25/2034	2,018	1,501
4.750% due 02/25/2019	526	450
5.177% due 12/25/2034	1,949	1,379
6.000% due 03/25/2037	7,524	5,575
Residential Funding Mortgage Securities I
0.871% due 07/25/2018	235	148
5.584% due 02/25/2036	375	225
6.500% due 03/25/2032	6	5
SACO I, Inc.
7.000% due 08/25/2036	36	34
Salomon Brothers Mortgage Securities VII, Inc.
0.971% due 05/25/2032	168	150
5.524% due 12/25/2030	1,222	1,100
5.562% due 09/25/2033	54	44
8.500% due 05/25/2032	733	764
Sequoia Mortgage Trust
0.738% due 02/20/2035	94	54
0.888% due 10/20/2027	121	93
0.908% due 10/20/2027	175	146
0.931% due 10/19/2026	187	148
1.188% due 10/20/2027	634	468
3.384% due 02/20/2034	683	438
4.335% due 08/20/2034	454	244
4.474% due 04/20/2035	268	201
4.512% due 09/20/2032	31	21
Structured Adjustable Rate Mortgage Loan Trust
0.811% due 08/25/2035	246	101
1.266% due 06/25/2034	1,444	781
3.453% due 01/25/2035	852	372
4.260% due 03/25/2034	366	235
5.365% due 02/25/2034	640	278
5.528% due 08/25/2035	1,862	963
Structured Asset Mortgage Investments, Inc.
0.571% due 09/25/2047	44	41
0.641% due 03/25/2037	1,291	283
0.661% due 07/25/2046	3,409	1,493
0.691% due 05/25/2036	3,537	1,425
0.781% due 12/25/2035	981	464
0.931% due 03/19/2034	826	354
1.001% due 10/19/2033	67	47
1.181% due 07/19/2034	2,401	859
5.632% due 05/02/2030	324	295
Structured Asset Securities Corp.
4.933% due 10/25/2031	61	42
5.186% due 02/25/2032	6	5
5.549% due 06/25/2033	666	366
5.567% due 06/25/2032	20	9
5.776% due 06/25/2033	1,850	1,303
6.939% due 11/25/2032	17	16
7.500% due 10/25/2036	3,581	3,697
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036	30	29
Thornburg Mortgage Securities Trust
0.521% due 03/25/2046	324	320
0.571% due 03/25/2037	3,285	2,693
Travelers Mortgage Services, Inc.
5.248% due 09/25/2018	73	73
Wachovia Bank Commercial Mortgage Trust
0.253% due 10/15/2041 (a)	99,306	1,161
1.275% due 06/15/2020	75	53
1.285% due 09/15/2021	10,978	8,402
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	367	243
WaMu Mortgage Pass-Through Certificates
0.053% due 12/19/2039	644	626
0.731% due 11/25/2045	1,491	734
0.741% due 12/25/2045	1,320	605
0.761% due 07/25/2045	1,376	641
0.761% due 08/25/2045	1	1
0.761% due 10/25/2045	34	19
0.781% due 01/25/2045	435	224
0.791% due 07/25/2045	2,518	1,037
1.011% due 12/25/2027	1,384	1,149
1.808% due 11/25/2034	55	29
1.828% due 10/25/2044	1,849	1,053
1.858% due 06/25/2044	246	141
1.858% due 07/25/2044	212	174
1.928% due 11/25/2034	4,618	1,548
1.938% due 07/25/2044	169	118
2.956% due 02/25/2047	3,343	1,245
3.016% due 04/25/2047	143	63
3.256% due 02/25/2046	1,095	466
3.326% due 01/25/2046	2,936	1,261
3.656% due 06/25/2042	53	39
3.656% due 08/25/2042	47	33
3.656% due 04/25/2044	114	69
3.678% due 11/25/2041	238	172
3.680% due 05/25/2041	162	141
3.937% due 07/25/2034	470	461
3.955% due 06/25/2033	684	522
4.019% due 11/25/2041	18	14
4.138% due 08/25/2034	625	601
4.243% due 06/25/2034	408	289
4.281% due 08/25/2033	61	40
4.375% due 02/27/2034	1,747	1,418
4.565% due 06/25/2033	24	21
4.567% due 01/25/2033	46	37
4.585% due 04/25/2035	525	492
4.668% due 04/25/2035	200	187
4.919% due 08/25/2035	5,122	3,889
5.449% due 02/25/2037	3,813	2,278
5.556% due 04/25/2033	372	252
5.612% due 03/25/2033	891	731
5.706% due 02/25/2037	1,957	1,070
5.862% due 02/25/2037	2,225	1,567
Washington Mutual MSC Mortgage Pass-Through Certificates
0.971% due 01/25/2018	217	151
5.305% due 12/25/2032	766	618
5.353% due 02/25/2033	1,792	1,549
5.515% due 11/25/2030	76	54
5.858% due 02/25/2033	45	37
6.500% due 11/25/2018	1,722	1,480
Wells Fargo Mortgage-Backed Securities Trust
0.971% due 07/25/2037	996	445
3.741% due 09/25/2034	525	515
4.000% due 08/25/2034	410	392
4.425% due 05/25/2035	834	404
4.479% due 06/25/2035	1,008	667
4.487% due 11/25/2033	130	101
4.516% due 11/25/2033	1,353	1,301
4.532% due 06/25/2034	3,217	2,512
4.542% due 02/25/2035	1,371	866
4.558% due 01/25/2035	3,296	2,327
4.572% due 12/25/2034	957	623
4.598% due 12/25/2033	2,100	1,493
4.615% due 11/25/2034	1,263	1,153
4.705% due 12/25/2033	2,547	1,971
4.727% due 07/25/2034	1,809	1,620
4.950% due 03/25/2036	1,218	800
4.963% due 01/25/2035	4,796	3,727
4.992% due 12/25/2034	82	64
5.002% due 10/25/2035	168	120
5.250% due 02/25/2018	463	429
5.594% due 07/25/2036	1,382	762
6.192% due 02/25/2033	22	22

Total Mortgage-Backed Securities (Cost $393,145)		284,087

ASSET-BACKED SECURITIES 44.8%
Aames Mortgage Investment Trust
0.871% due 10/25/2035	1,276	1,061
ABFS Mortgage Loan Trust
0.000% due 07/15/2033	2,000	1,748
0.971% due 04/25/2034	190	163
Accredited Mortgage Loan Trust
0.511% due 09/25/2036	51	50
0.521% due 02/25/2037	1,240	1,097
0.621% due 12/25/2035	94	93
0.681% due 12/25/2035	100	87
ACE Securities Corp.
0.521% due 08/25/2036	3	3
0.561% due 06/25/2037	1,544	1,352
1.271% due 03/25/2035	601	10
Aegis Asset-Backed Securities Trust
0.551% due 01/25/2037	392	368
AFC Home Equity Loan Trust
0.741% due 04/25/2028	961	697
1.071% due 06/25/2028	1,278	611
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,075	2,249
American Express Credit Account Master Trust
1.695% due 02/15/2012	281	243
American Home Mortgage Investment Trust
0.651% due 08/25/2035	41	19
American Residential Eagle Certificate Trust
1.471% due 05/25/2028	707	678
AmeriCredit Prime Automobile Receivable
2.258% due 11/08/2010	133	131
Amortizing Residential Collateral Trust
0.741% due 06/25/2032	74	51
0.751% due 01/25/2032	59	46
0.761% due 07/25/2032	14	9
1.171% due 08/25/2032	17	12
Amresco Residential Securities Mortgage Loan Trust
0.966% due 06/25/2028	168	123
0.981% due 03/25/2027	9	8
1.026% due 06/25/2027	125	106
1.026% due 09/25/2027	451	385
Argent Securities, Inc.
0.521% due 09/25/2036	26	26
0.521% due 10/25/2036	16	15
Asset-Backed Funding Certificates
0.531% due 01/25/2037	136	118
0.821% due 06/25/2034	1,127	583
0.891% due 03/25/2035	4,905	2,615
1.491% due 03/25/2032	1,686	1,287
4.420% due 06/25/2035	500	462
Asset-Backed Securities Corp. Home Equity
0.871% due 05/25/2036	2,500	15
1.715% due 06/15/2031	70	58
2.545% due 04/15/2033	154	86
Bayview Financial Asset Trust
0.871% due 12/25/2039	559	355
Bear Stearns Asset-Backed Securities Trust
0.531% due 05/25/2036	152	147
0.541% due 12/25/2036	940	825
0.551% due 10/25/2036	649	600
0.591% due 05/25/2037	305	258
0.621% due 08/25/2036	150	136
0.801% due 01/25/2036	516	471
0.871% due 10/27/2032	76	59
0.921% due 12/25/2033	1,104	816
0.961% due 06/25/2036	1,100	454
0.971% due 09/25/2034 (h)	445	281
1.061% due 06/25/2043	2,364	1,938
1.131% due 10/25/2032	164	97
1.221% due 11/25/2042	495	351
1.471% due 10/25/2037	12,873	9,409
1.671% due 10/25/2032	525	301
1.721% due 08/25/2037	6,451	5,471
2.071% due 10/25/2037	1,500	647
5.000% due 01/25/2034	204	161
5.250% due 10/25/2033	2,246	2,110
5.280% due 10/25/2036	3,325	2,463
5.291% due 07/25/2036	2,631	1,167
5.500% due 06/25/2034	2,244	1,892
5.500% due 12/25/2035	864	632
Bear Stearns Second Lien Trust
1.271% due 12/25/2036	5,000	263
2.971% due 12/25/2036	374	10
Carrington Mortgage Loan Trust
0.521% due 10/25/2036	977	942
CDC Mortgage Capital Trust
1.091% due 01/25/2033	46	29
1.521% due 01/25/2033	1,484	1,046
Cendant Mortgage Corp.
5.988% due 07/25/2043	179	170
Centex Home Equity
0.951% due 06/25/2034	30	19
1.161% due 09/25/2034	1,400	901
5.160% due 09/25/2034	1,806	835
Charming Shoppes Master Trust
1.525% due 05/15/2014	1,000	950
Chase Funding Mortgage Loan Asset-Backed Certificates
0.761% due 09/25/2033	6	4
1.011% due 04/25/2033	7	5
2.121% due 03/25/2032	62	16
4.515% due 02/25/2014	439	416
4.537% due 09/25/2032	8	5
Chase Issuance Trust
1.425% due 06/15/2011	400	352
CIT Group Home Equity Loan Trust
1.121% due 12/25/2031	1,065	505
Citibank Omni Master Trust
1.608% due 12/23/2013	10,000	9,503
Citigroup Mortgage Loan Trust, Inc.
0.551% due 01/25/2037	297	245
0.571% due 10/25/2036	100	85
0.581% due 08/25/2036	1,541	1,350
0.581% due 03/25/2037	1,123	970
5.550% due 08/25/2035	500	374
5.629% due 08/25/2035	2,777	2,095
Community Program Loan Trust
4.500% due 10/01/2018	3,241	3,248
4.500% due 04/01/2029	500	464
Conseco Finance
2.122% due 08/15/2033	163	69
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,939	1,017
Conseco Financial Corp.
6.110% due 09/01/2023	1,877	1,805
6.180% due 04/01/2030	1,167	751
6.220% due 03/01/2030	3,914	2,857
6.240% due 12/01/2028	3	3
6.450% due 06/01/2030	185	172
6.530% due 04/01/2030	810	529
6.760% due 03/01/2030	341	254
6.810% due 12/01/2028	4,480	3,474
6.860% due 03/15/2028	35	29
6.860% due 07/15/2029	475	401
6.870% due 04/01/2030	51	34
7.070% due 01/15/2029	89	76
7.140% due 03/15/2028	479	379
7.290% due 03/15/2028	286	238
7.360% due 02/15/2029	35	29
7.550% due 01/15/2029	1,722	1,361
7.620% due 06/15/2028	123	101
Countrywide Asset-Backed Certificates
0.521% due 07/25/2037	186	170
0.531% due 09/25/2046	212	209
0.551% due 10/25/2047	1,050	921
0.581% due 06/25/2035	582	546
0.581% due 10/25/2046	25	23
0.591% due 01/25/2037	159	156
0.631% due 02/25/2036	221	206
0.651% due 09/25/2036	131	105
0.661% due 06/25/2036	1,454	1,220
0.701% due 09/25/2034	170	126
0.751% due 04/25/2034	8	3
0.781% due 09/25/2033	18	10
0.811% due 06/25/2033	27	22
0.811% due 05/25/2036	20	14
0.841% due 12/25/2034	74	50
0.841% due 04/25/2036	579	325
0.861% due 11/25/2034	1,247	888
0.931% due 05/25/2046	4,000	2,233
0.941% due 11/25/2033	276	247
0.951% due 12/25/2031	27	14
0.971% due 09/25/2032	382	311
1.071% due 11/25/2033	40	28
1.121% due 10/25/2034	5,946	3,337
1.371% due 04/25/2032	407	249
1.371% due 05/25/2032	700	671
3.872% due 03/25/2020	210	205
4.946% due 10/25/2035	320	164
5.125% due 12/25/2034	3,901	2,886
6.047% due 05/25/2036	500	193
Credit-Based Asset Servicing & Securitization LLC
0.531% due 04/25/2037	3,451	2,752
0.901% due 01/25/2036	1,000	194
1.371% due 11/25/2033	2,466	2,168
2.571% due 01/25/2031	379	369
CS First Boston Mortgage Securities Corp.
0.721% due 01/25/2043	238	211
0.831% due 05/25/2044	260	229
1.091% due 01/25/2032	15	8
Denver Arena Trust
6.940% due 11/15/2019	1,594	1,622
EMC Mortgage Loan Trust
0.921% due 12/25/2042	2,496	1,975
1.221% due 08/25/2040	1,359	1,163
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,530	1,041
Equity One Asset-Backed Securities, Inc.
0.721% due 07/25/2034	76	24
0.771% due 04/25/2034	1,324	425
0.811% due 07/25/2034	5	2
Fieldstone Mortgage Investment Corp.
0.561% due 07/25/2036	117	112
First Alliance Mortgage Loan Trust
0.718% due 09/20/2027	43	27
2.500% due 10/25/2024	15	12
8.020% due 03/20/2031	24	20
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 01/25/2038	1,478	1,366
0.581% due 04/25/2036	3,510	3,318
0.581% due 09/25/2036	3,000	2,346
0.581% due 12/25/2037	1,150	857
0.851% due 10/25/2034	10	10
0.871% due 04/25/2035	3,000	2,078
1.091% due 11/25/2031	228	194
First International Bank N.A.
1.745% due 03/15/2027	105	37
First NLC Trust
0.541% due 08/25/2037	654	542
Fleet Home Equity Loan Trust
1.702% due 01/20/2033	189	112
Fremont Home Loan Trust
0.521% due 10/25/2036	1,127	1,024
0.581% due 02/25/2036	448	407
Greenpoint Manufactured Housing
7.590% due 11/15/2028	59	57
GSAA Trust
0.741% due 06/25/2035	697	302
GSAMP Trust
0.511% due 10/25/2046	542	510
0.591% due 01/25/2047	1,839	1,696
0.621% due 10/25/2036	6,750	662
0.661% due 11/25/2035	6,900	20
0.761% due 03/25/2034	189	184
0.821% due 01/25/2045	409	184
1.021% due 03/25/2034	2,357	1,300
1.121% due 08/25/2033	56	39
GSRPM Mortgage Loan Trust
0.591% due 03/25/2035	1,136	1,017
0.851% due 09/25/2042	54	53
HFC Home Equity Loan Asset-Backed Certificates
0.688% due 01/20/2036	1,713	991
0.798% due 01/20/2034	401	276
0.858% due 09/20/2033	512	383
1.038% due 01/20/2034	851	454
Home Equity Asset Trust
0.531% due 05/25/2037	946	790
0.561% due 08/25/2037	486	419
0.621% due 10/25/2036	100	47
1.071% due 11/25/2032	1	0
1.266% due 07/25/2034	726	397
1.391% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.651% due 05/25/2036	2,374	1,665
5.300% due 05/25/2036	135	30
5.321% due 04/25/2035	316	230
HSBC Asset Loan Obligation
0.531% due 12/25/2036	212	196
HSI Asset Securitization Corp. Trust
0.521% due 12/25/2036	2,623	2,336
IMC Home Equity Loan Trust
7.310% due 11/20/2028	102	102
Indymac Home Equity Loan Asset-Backed Trust
1.821% due 07/25/2034	1,000	366
Indymac Residential Asset-Backed Trust
0.521% due 11/25/2036	67	65
0.531% due 04/25/2037	1,467	1,373
0.631% due 07/25/2037	275	181
Irwin Home Equity Corp.
1.821% due 02/25/2029	963	721
Ischus CDO Ltd.
2.105% due 09/10/2013	576	69
JPMorgan Mortgage Acquisition Corp.
0.511% due 08/25/2036	134	130
0.521% due 08/25/2036	440	410
0.521% due 10/25/2036	978	871
0.551% due 08/25/2036	54	48
0.581% due 08/25/2036	3,103	2,142
1.465% due 11/25/2036	152	140
5.935% due 11/25/2036	808	782
Keystone Owner Trust
7.900% due 01/25/2029	78	78
7.930% due 05/25/2025	18	16
LA Arena Funding LLC
7.656% due 12/15/2026	2,765	2,428
Lake Country Mortgage Loan Trust
1.001% due 12/25/2032	1,040	576
Lehman XS Trust
0.551% due 11/25/2046	2,280	2,112
0.621% due 08/25/2035	109	105
0.621% due 04/25/2037	344	247
0.641% due 04/25/2046	7,280	5,833
Long Beach Mortgage Loan Trust
0.511% due 07/25/2036	4	4
0.651% due 08/25/2035	61	58
0.751% due 10/25/2034	23	8
0.801% due 01/25/2046	47	29
0.941% due 08/25/2035	2,000	1,070
1.171% due 03/25/2032	2	1
1.896% due 03/25/2032	289	230
Madison Avenue Manufactured Housing Contract
1.921% due 03/25/2032	1,500	998
Massachusetts Educational Financing Authority
4.485% due 04/25/2038	3,490	2,648
MASTR Asset-Backed Securities Trust
0.621% due 05/25/2037	500	307
1.021% due 10/25/2034	1,234	476
MASTR Specialized Loan Trust
1.321% due 05/25/2037	630	88
Merrill Lynch First Franklin Mortgage Loan Trust
1.171% due 10/25/2037	1,112	1,005
Merrill Lynch Mortgage Investors, Inc.
0.501% due 05/25/2037	10	10
0.531% due 10/25/2037	547	415
0.541% due 08/25/2036	909	857
0.551% due 09/25/2037	904	850
0.561% due 06/25/2037	1,595	1,461
Mid-State Trust
6.005% due 08/15/2037	3,813	3,227
8.330% due 04/01/2030	952	839
Money Store Home Equity Trust
1.495% due 08/15/2029	118	83
Morgan Stanley ABS Capital I
0.511% due 07/25/2036	118	117
0.521% due 09/25/2036	65	61
0.531% due 05/25/2037	1,557	1,383
0.571% due 09/25/2036	25	20
0.571% due 10/25/2036	5,000	4,007
0.571% due 11/25/2036	5,000	3,870
0.591% due 02/25/2036	65	65
0.621% due 06/25/2036	325	218
0.791% due 11/25/2035	2,850	1,869
2.071% due 08/25/2034	1,543	720
2.471% due 07/25/2037	1,250	235
Morgan Stanley Dean Witter Capital I
2.946% due 01/25/2032	1,215	563
Morgan Stanley Home Equity Loan Trust
0.521% due 12/25/2036	40	37
Morgan Stanley IXIS Real Estate Capital Trust
0.581% due 11/25/2036	3,000	2,442
Morgan Stanley Mortgage Loan Trust
0.631% due 11/25/2036	2,695	653
New Century Home Equity Loan Trust
0.651% due 05/25/2036	1,084	825
0.731% due 06/25/2035	9	7
1.608% due 06/20/2031	3,095	2,803
Nomura Asset Acceptance Corp.
0.611% due 01/25/2036	196	160
0.781% due 01/25/2036	3,000	440
Nomura Home Equity Loan, Inc.
0.781% due 05/25/2035	269	264
Novastar Home Equity Loan
0.571% due 03/25/2037	749	672
1.251% due 05/25/2033	14	11
Oakwood Mortgage Investors, Inc.
1.570% due 03/15/2018	441	304
Option One Mortgage Loan Trust
0.521% due 01/25/2037	1,140	1,070
0.561% due 05/25/2037	261	234
1.001% due 05/25/2034	35	20
1.008% due 08/20/2030	11	10
1.011% due 06/25/2032	8	6
1.071% due 04/25/2033	50	34
Origen Manufactured Housing
1.435% due 05/15/2032	16	15
4.750% due 08/15/2021	2,000	1,761
7.650% due 03/15/2032	2,000	2,140
Park Place Securities, Inc.
1.061% due 02/25/2035	2,000	1,414
People’s Choice Home Loan Securities Trust
0.901% due 05/25/2035	1,200	972
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047	2,243	1,817
Quest Trust
2.171% due 07/20/2034	20	15
RAAC Series 2007-SP2
0.871% due 06/25/2047	1,500	845
RAAC Series 2007-SP3
1.671% due 09/25/2047	1,843	1,321
Renaissance Home Equity Loan Trust
0.971% due 12/25/2033	234	178
1.091% due 03/25/2033	33	17
1.571% due 09/25/2037	1,808	1,548
1.671% due 08/25/2032	1,732	1,065
4.934% due 08/25/2035	140	95
Residential Asset Mortgage Products, Inc.
0.541% due 05/25/2036	6	6
0.541% due 02/25/2037	1,209	1,061
0.591% due 10/25/2036	1,921	1,780
1.191% due 04/25/2033	4	2
1.251% due 02/25/2033	10	4
5.707% due 08/25/2034	3,000	1,089
5.900% due 07/25/2034	2,000	726
5.942% due 04/25/2034	2,000	1,052
Residential Asset Securities Corp.
0.531% due 01/25/2037	882	801
0.541% due 02/25/2037	933	816
0.581% due 04/25/2037	1,556	1,383
0.901% due 03/25/2035	7,000	4,592
1.051% due 06/25/2033	204	120
7.140% due 04/25/2032	764	126
Residential Funding Mortgage Securities II, Inc.
0.591% due 09/25/2035	45	44
0.761% due 12/25/2032	16	12
6.230% due 05/25/2037	5,000	1,086
8.350% due 03/25/2025	75	72
SACO I, Inc.
0.531% due 05/25/2036	61	41
0.651% due 05/25/2036	4,930	227
0.681% due 03/25/2036	3,074	659
0.731% due 06/25/2036	1,285	628
0.971% due 07/25/2035	3,708	1,258
Salomon Brothers Mortgage Securities VII, Inc.
0.951% due 03/25/2028	258	250
Saxon Asset Securities Trust
0.971% due 03/25/2032	765	624
0.991% due 08/25/2032	239	235
1.011% due 01/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.521% due 10/25/2036	3,226	2,266
0.601% due 05/25/2037	2,440	1,636
0.801% due 10/25/2035	700	581
SLC Student Loan Trust
2.896% due 06/15/2021	10,700	8,428
SLM Student Loan Trust
2.036% due 06/15/2018	22	21
3.196% due 12/15/2033	4,000	3,142
3.535% due 04/25/2017	42	41
4.035% due 10/25/2017	1,600	1,447
4.435% due 07/25/2023	10,800	8,392
Soundview Home Equity Loan Trust
0.521% due 10/25/2036	1	1
0.661% due 02/25/2036	76	61
0.731% due 12/25/2035	5,500	4,214
0.771% due 11/25/2035	191	158
1.271% due 10/25/2037	4,356	3,887
South Carolina Student Loan Corp.
3.202% due 09/03/2024	600	472
Specialty Underwriting & Residential Finance
0.571% due 11/25/2037	3,000	2,262
0.891% due 12/25/2035	1,000	936
Structured Asset Securities Corp.
0.521% due 10/25/2036	704	651
0.521% due 02/25/2037	534	462
0.551% due 01/25/2037	809	722
0.561% due 06/25/2037	2,818	2,252
0.591% due 10/25/2036	2,222	1,916
0.761% due 01/25/2033	2,034	1,535
0.821% due 12/25/2034	2,073	1,756
0.871% due 05/25/2034	22	18
1.121% due 05/25/2034	98	81
1.521% due 01/25/2033	148	83
3.375% due 08/25/2031	101	80
4.900% due 04/25/2035	889	438
Superior Wholesale Inventory Financing Trust
1.495% due 01/15/2012	3,000	2,265
TABS Ltd.
2.839% due 02/12/2047	2,950	123
Trapeza CDO I LLC
3.245% due 11/16/2034	1,000	251
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	673
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	320	296
6.210% due 05/07/2026	1,605	1,566
7.905% due 02/07/2026	435	438
Washington Mutual Asset-Backed Certificates
0.531% due 10/25/2036	1,064	922
Wells Fargo Home Equity Trust
0.571% due 03/25/2037	697	641
0.701% due 10/25/2035	264	243
0.721% due 12/25/2035	3,217	3,008
WMC Mortgage Loan Pass-Through Certificates
1.332% due 03/20/2029	70	55
World Financial Network Credit Card Master Trust
2.195% due 03/15/2013	2,000	1,666

Total Asset-Backed Securities (Cost $403,276)		289,067

	Shares
COMMON STOCKS 0.0%
American International Group, Inc.	138,417	217

Total Common Stocks (Cost $315)		217

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.5%
Repurchase Agreements 0.2%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009	$1,700	1,700

(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $1,716. Repurchase proceeds are $1,700.)
U.S. Treasury Bills 20.3%
0.073% due 01/15/2009 - 06/11/2009 (c)(d)	130,990	130,886

Total Short-Term Instruments (Cost $132,673)		132,586

Total Investments 165.4% (Cost $1,299,320)		$1,068,418
Other Assets and Liabilities (Net) (65.4%)		(422,546)

Net Assets 100.0%		$645,872

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Principal only security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $128,897 and cash of $3,250 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $269,482 at a weighted average interest rate of 2.550%. On December 31, 2008, securities valued at $228,734 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $1,834 and cash of $2,004 have been pledged as collateral for futures contracts on December 31, 2008.

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RBS	(0.800%)	01/25/2034	$1,313	$975	$0	$975
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RBS	(0.700%)	05/25/2033	2,500	1,894	0	1,894
Baldwin Segregated Portfolio 3-Month USD-LIBOR plus 0.750% due 06/25/2046	WAC	(0.800%)	06/25/2046	2,000	1,917	1,313	604
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	UBS	(2.250%)	12/25/2035	1,000	967	0	967
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	1,000	852	0	852
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%)	10/25/2035	2,000	1,857	0	1,857
FBR Securitization Trust 1-Month USD-LIBOR plus 1.850% due 10/25/2035	RBS	(3.000%)	10/25/2035	3,000	2,938	0	2,938
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%)	06/25/2030	1,430	513	0	513
Jackson Segregated Portfolio 3-Month USD-LIBOR plus 1.750% due 09/27/2046	MLP	(3.500%)	09/27/2046	4,000	3,804	0	3,804
Jackson Segregated Portfolio 3-Month USD-LIBOR plus 1.750% due 09/27/2046	WAC	(3.500%)	09/27/2046	1,000	951	685	266
KLIO Funding Ltd. 3-Month USD-LIBOR plus 1.800% due 04/23/2039	JPM	(1.700%)	04/23/2039	654	612	0	612
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%)	09/15/2040	1,000	744	0	744
Lenox Street Ltd. 3-Month USD-LIBOR plus 1.750% due 03/04/2045	MLP	(3.500%)	03/04/2050	1,000	869	0	869
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(0.490%)	02/25/2034	229	125	0	125
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	CSFB	(3.375%)	07/25/2032	834	671	83	588
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 02/25/2034	GSC	(2.000%)	02/25/2034	571	410	0	410
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%)	11/12/2037	1,000	625	0	625
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(0.540%)	12/27/2033	245	185	0	185
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	BOA	(5.000%)	06/25/2035	2,500	2,143	0	2,143
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%)	05/25/2035	2,000	1,901	0	1,901
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	DUB	(2.650%)	03/25/2035	5,000	4,702	0	4,702
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%)	09/25/2034	1,845	1,759	0	1,759
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%)	04/15/2020	2,000	1,546	0	1,546
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(0.590%)	02/25/2035	201	173	0	173
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.820% due 02/25/2035	BCLY	(0.610%)	02/25/2035	474	461	0	461
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	500	397	0	397

					$33,991	$2,081	$31,910

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	0.700%	07/25/2034	$761	$(248)	$(191)	$(57)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	878	(314)	(597)	283
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	1,000	(585)	(340)	(245)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GSC	1.860%	01/25/2034	1,313	(929)	0	(929)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GSC	2.100%	05/25/2033	2,500	(1,754)	0	(1,754)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	GSC	0.490%	10/25/2035	1,000	(632)	(380)	(252)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	1,000	(697)	(310)	(387)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	1,000	(520)	(330)	(190)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	JPM	2.550%	12/25/2035	1,000	(967)	0	(967)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	1,000	(420)	(300)	(120)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	1,000	(691)	(300)	(391)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	1,000	(580)	(350)	(230)
FBR Securitization Trust 1-Month USD-LIBOR plus 1.850% due 10/25/2035	JPM	3.500%	10/25/2035	3,000	(2,933)	0	(2,933)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	2,000	(879)	(700)	(179)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MSC	1.500%	06/25/2030	1,430	(483)	0	(483)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(279)	(320)	41
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MSC	2.250%	07/25/2032	834	(716)	(100)	(616)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	4.500%	07/25/2033	492	(436)	0	(436)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 02/25/2034	MLP	2.250%	02/25/2034	571	(405)	0	(405)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	1,000	(480)	(280)	(200)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	1,000	(354)	(340)	(14)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	JPM	5.500%	06/25/2035	2,500	(2,109)	0	(2,109)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	1,000	(494)	(450)	(44)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	1,000	(685)	(300)	(385)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(571)	(350)	(221)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	1,000	(616)	(320)	(296)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	MSC	3.030%	03/25/2035	5,000	(4,701)	0	(4,701)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	5.000%	09/25/2034	1,845	(1,742)	0	(1,742)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	1,000	(537)	(280)	(257)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	1,000	(671)	(450)	(221)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	823	(342)	(370)	28
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	1,000	(659)	(550)	(109)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	2,000	(1,010)	(1,100)	90
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	1,500	(1,253)	(1,125)	(128)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	1,000	(411)	(400)	(11)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	GSC	0.850%	12/25/2034	857	(336)	(300)	(36)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	0.950%	04/25/2034	500	(182)	(200)	18
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	355	(340)	(333)	(7)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	302	(146)	(106)	(40)

					$(32,107)	$(11,472)	$(20,635)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Masco Corp.	BOA	(0.610%)	09/20/2012	4.800%	$5,000	$644	$0	$644

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	MLP	0.850%	12/20/2012	5.259%	$10,000	$(1,489)	$0	$(1,489)
Berkshire Hathaway Finance Corp.	JPM	0.900%	09/20/2009	4.250%	5,000	(117)	0	(117)
General Electric Capital Corp.	CITI	0.800%	03/20/2009	4.538%	3,000	(23)	0	(23)
SLM Corp.	DUB	3.050%	03/20/2009	11.543%	5,000	(86)	0	(86)

						$(1,715)	$0	$(1,715)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.140%)	12/20/2012	$11,200	$2,114	$0	$2,114

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	DUB	0.540%	07/25/2045	$300	$(263)	$(124)	$(139)
ABX.HE AA 06-2 Index	DUB	0.170%	05/25/2046	300	(263)	(120)	(143)
ABX.HE AA 07-1 Index	BOA	0.150%	08/25/2037	10,000	(9,448)	(8,875)	(573)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	55,000	(51,966)	(42,975)	(8,991)
ABX.HE AA 07-1 Index	DUB	0.150%	08/25/2037	300	(284)	(181)	(103)
ABX.HE AAA 06-1 Index	CITI	0.180%	07/25/2045	2,400	(480)	(227)	(253)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	13,245	(2,640)	(1,212)	(1,428)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	18,044	(3,605)	(2,358)	(1,247)
ABX.HE AAA 06-1 Index	MLP	0.180%	07/25/2045	4,816	(962)	(542)	(420)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	19,196	(3,836)	(1,424)	(2,412)
ABX.HE AAA 06-2 Index	BOA	0.110%	05/25/2046	10,000	(4,999)	(2,100)	(2,899)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	29,300	(14,647)	(13,256)	(1,391)
ABX.HE AAA 06-2 Index	MLP	0.110%	05/25/2046	5,000	(2,499)	(900)	(1,599)
ABX.HE AAA 07-1 Index	CITI	0.090%	08/25/2037	10,000	(6,049)	(4,775)	(1,274)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	23,500	(14,215)	(14,490)	275
CDX.HY-8 Index 35-100%	BCLY	0.787%	06/20/2012	2,452	(130)	0	(130)
CDX.HY-8 Index 35-100%	BCLY	1.465%	06/20/2012	4,904	(161)	0	(161)
CDX.HY-8 Index 35-100%	CITI	0.415%	06/20/2012	1,962	(129)	0	(129)
CDX.HY-8 Index 35-100%	CITI	0.630%	06/20/2012	4,904	(287)	0	(287)
CDX.HY-8 Index 35-100%	CITI	0.830%	06/20/2012	9,809	(503)	0	(503)
CDX.HY-8 Index 35-100%	MLP	0.910%	06/20/2012	2,452	(119)	0	(119)
CDX.HY-9 Index 35-100%	MLP	1.140%	12/20/2012	9,809	(576)	0	(576)
CDX.HY-9 Index 35-100%	MLP	1.442%	12/20/2012	4,904	(244)	0	(244)
CDX.IG-5 10-Year Index 10-15%	MSC	0.460%	12/20/2015	8,000	(2,156)	0	(2,156)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	5,000	(115)	0	(115)
CMBX.NA BBB 1 Index	DUB	1.340%	10/12/2052	2,000	(1,286)	20	(1,306)

					$(121,862)	$(93,539)	$(28,323)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	$38,600	$1,738	$1,217	$521

(h) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities Trust	0.971%	09/25/2034	03/29/2006	$445	$281	0.04%

(i) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	01/01/2039	$1,500	$1,527	$1,545
Freddie Mac	6.000%	02/01/2038	2,300	2,364	2,362
Freddie Mac	6.000%	01/01/2039	2,300	2,354	2,372

				$6,245	$6,279

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$217	$1,055,063	$13,138	$1,068,418
Short Sales, at value	0	(6,279)	0	(6,279)
Other Financial Instruments++	0	(25,801)	10,317	(15,484)

Total	$217	$1,022,983	$23,455	$1,046,655

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$21,937	$6,800	$52	$(1,183)	$(3,339)	$(11,129)	$13,138
Other Financial Instruments++	21,210	0	0	0	(13,041)	2,148	10,317

Total	$43,147	$6,800	$52	$(1,183)	$(16,380)	$(8,981)	$23,455

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%
BHP Billiton Finance USA Ltd.
1.496% due 03/27/2009		$200	$199
Commonwealth Bank of Australia
1.916% due 06/08/2009		100	99

Total Australia (Cost $300)			298

CAYMAN ISLANDS 0.2%
Atrium CDO Corp.
3.946% due 06/27/2015		$477	422

Total Cayman Islands (Cost $475)			422

EGYPT 0.2%
Petroleum Export Ltd.
4.623% due 06/15/2010		$233	230
4.633% due 06/15/2010		33	33
5.265% due 06/15/2011		182	168

Total Egypt (Cost $444)			431

MEXICO 0.7%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	136
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		19,700	1,344

Total Mexico (Cost $2,098)			1,480

NETHERLANDS 0.2%
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009		$400	400

Total Netherlands (Cost $400)			400

NORWAY 0.1%
DnB NOR Bank ASA
4.889% due 10/13/2009		$100	100

Total Norway (Cost $100)			100

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$139	135

Total Qatar (Cost $138)			135

RUSSIA 0.1%
UBS Luxembourg S.A. for OJSC Vimpel Communications
10.000% due 06/16/2009		$300	292

Total Russia (Cost $306)			292

SOUTH KOREA 0.5%
Export-Import Bank of Korea
4.125% due 02/10/2009		$100	100
Korea Development Bank
5.300% due 01/17/2013		1,150	1,047

Total South Korea (Cost $1,248)			1,147

SPAIN 0.5%
Santander U.S. Debt S.A. Unipersonal
2.261% due 11/20/2009		$1,000	988

Total Spain (Cost $1,000)			988

UKRAINE 0.3%
Colvis Finance Ltd.
8.000% due 02/02/2009		$200	195
Ukraine Government International Bond
6.875% due 03/04/2011		780	411

Total Ukraine (Cost $1,002)			606

UNITED KINGDOM 0.1%
AstraZeneca PLC
2.464% due 09/11/2009		$100	99

Total United Kingdom (Cost $100)			99

UNITED STATES 23.3%
Asset-Backed Securities 3.9%
ACE Securities Corp.
0.521% due 08/25/2036		$76	68
0.521% due 12/25/2036		41	38
0.561% due 06/25/2037		114	100
American Express Credit Account Master Trust
1.695% due 02/15/2012		92	80
Asset-Backed Funding Certificates
0.821% due 06/25/2034		305	158
Bear Stearns Asset-Backed Securities Trust
1.471% due 10/25/2037		1,025	841
Carrington Mortgage Loan Trust
0.521% due 01/25/2037		34	32
0.571% due 06/25/2037		680	603
Citigroup Mortgage Loan Trust, Inc.
0.531% due 05/25/2037		136	109
0.531% due 07/25/2045		137	106
Countrywide Asset-Backed Certificates
0.551% due 10/25/2047		105	92
0.651% due 09/25/2036		131	105
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		43	37
0.591% due 07/25/2037		890	807
First NLC Trust
0.541% due 08/25/2037		458	379
Fremont Home Loan Trust
0.521% due 10/25/2036		31	28
0.531% due 01/25/2037		49	38
GE-WMC Mortgage Securities LLC
0.511% due 08/25/2036		47	44
GSAMP Trust
0.541% due 10/25/2036		8	7
0.541% due 12/25/2036		52	38
HFC Home Equity Loan Asset-Backed Certificates
1.308% due 11/20/2036		301	269
Home Equity Asset Trust
0.531% due 05/25/2037		47	39
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036		42	37
0.521% due 12/25/2036		48	43
0.531% due 05/25/2037		272	219
Indymac Residential Asset-Backed Trust
0.551% due 07/25/2037		89	78
JPMorgan Mortgage Acquisition Corp.
0.521% due 08/25/2036		115	107
0.531% due 03/25/2047		182	143
0.551% due 08/25/2036		43	39
0.551% due 03/25/2037		106	91
0.581% due 08/25/2036		400	264
Lehman ABS Mortgage Loan Trust
0.561% due 06/25/2037		130	123
Lehman XS Trust
0.541% due 05/25/2046		9	9
0.551% due 08/25/2046		50	49
0.551% due 11/25/2046		193	179
0.561% due 05/25/2046		12	12
0.591% due 11/25/2036		76	73
Long Beach Mortgage Loan Trust
0.511% due 11/25/2036		25	23
0.531% due 10/25/2036		49	47
0.751% due 10/25/2034		62	21
MASTR Asset-Backed Securities Trust
0.551% due 05/25/2037		98	83
Merrill Lynch First Franklin Mortgage Loan Trust
0.531% due 07/25/2037		167	151
Merrill Lynch Mortgage Investors, Inc.
0.551% due 09/25/2037		84	79
Morgan Stanley ABS Capital I
0.521% due 11/25/2036		61	58
0.531% due 05/25/2037		221	189
Nationstar Home Equity Loan Trust
0.531% due 06/25/2037		117	108
New Century Home Equity Loan Trust
0.651% due 05/25/2036		83	63
Option One Mortgage Loan Trust
0.521% due 01/25/2037		24	23
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047		128	104
Securitized Asset-Backed Receivables LLC Trust
0.531% due 12/25/2036		98	82
0.551% due 11/25/2036		41	30
0.601% due 05/25/2037		1,708	1,145
SLM Student Loan Trust
3.525% due 10/25/2016		50	50
3.525% due 07/25/2017		64	62
3.685% due 01/25/2017		66	63
Soundview Home Equity Loan Trust
0.551% due 06/25/2037		120	90
South Carolina Student Loan Corp.
2.702% due 09/02/2014		84	82
2.752% due 03/01/2018		200	181
Structured Asset Investment Loan Trust
0.521% due 07/25/2036		23	21
Washington Mutual Asset-Backed Certificates
0.521% due 01/25/2037		43	39
0.531% due 10/25/2036		51	44

			8,322

CORPORATE BONDS & NOTES 7.4%
American Express Bank FSB
0.568% due 06/22/2009		300	292
American Express Centurion Bank
1.121% due 12/17/2009		100	94
Bear Stearns Cos. LLC
3.269% due 09/26/2013	EUR	300	353
4.902% due 07/19/2010		$306	296
5.300% due 10/30/2015		100	96
5.500% due 08/15/2011		100	99
6.950% due 08/10/2012		500	520
CIT Group, Inc.
2.269% due 08/17/2009		700	673
Citigroup Funding, Inc.
2.397% due 03/02/2009		204	204
Citigroup, Inc.
2.386% due 05/18/2010		500	462
8.400% due 04/29/2049		3,200	2,117
ConocoPhillips Australia Funding Co.
4.420% due 04/09/2009		304	304
Countrywide Home Loans, Inc.
6.250% due 04/15/2009		400	400
Dominion Resources, Inc.
2.921% due 06/17/2010		400	372
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,736	1,476
7.375% due 10/28/2009		1,000	878
General Electric Capital Corp.
2.096% due 06/15/2009		100	98
2.219% due 08/15/2011		200	175
3.642% due 02/01/2011		152	138
GMAC LLC
3.399% due 05/15/2009		550	526
5.625% due 05/15/2009		600	577
Goldman Sachs Group, Inc.
2.417% due 03/02/2010		500	474
International Lease Finance Corp.
2.373% due 05/24/2010		1,000	797
John Deere Capital Corp.
4.715% due 07/16/2010		200	187
JPMorgan Chase & Co.
1.926% due 05/07/2010		1,100	1,074
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)		1,000	95
2.907% due 11/16/2009 (a)		500	48
3.011% due 12/23/2010 (a)		1,100	105
5.316% due 04/05/2011 (a)	EUR	2,142	262
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009		$900	873
Metropolitan Life Global Funding I
2.189% due 05/17/2010		500	449
New Albertson’s, Inc.
6.950% due 08/01/2009		100	98
Qwest Communications International, Inc.
5.649% due 02/15/2009		33	33
SLM Corp.
3.529% due 12/15/2010	EUR	100	100
3.695% due 07/26/2010		$100	85
United Technologies Corp.
2.272% due 06/01/2009		200	199
UnitedHealth Group, Inc.
1.705% due 06/21/2010		200	180
Wachovia Mortgage FSB
2.342% due 03/02/2009		250	248
Xerox Corp.
2.598% due 12/18/2009		300	277

			15,734

MORTGAGE-BACKED SECURITIES 8.0%
Adjustable Rate Mortgage Trust
5.135% due 09/25/2035		342	206
American Home Mortgage Assets
0.661% due 05/25/2046		165	65
0.661% due 09/25/2046		62	25
2.956% due 02/25/2047		85	29
3.176% due 11/25/2046		82	28
American Home Mortgage Investment Trust
5.660% due 09/25/2045		58	27
Banc of America Funding Corp.
6.124% due 01/20/2047		476	256
Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034		221	179
5.432% due 02/25/2036		113	80
Bear Stearns Adjustable Rate Mortgage Trust
4.820% due 04/25/2034		258	179
5.046% due 02/25/2034		369	236
5.472% due 05/25/2047		145	84
Bear Stearns Alt-A Trust
0.631% due 02/25/2034		51	24
5.849% due 01/25/2036		769	459
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		3	3
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		109	94
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036		1,708	1,074
5.761% due 12/26/2046		1,015	707
CC Mortgage Funding Corp.
0.601% due 05/25/2048		363	150
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		74	48
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		38	37
4.098% due 08/25/2035		314	267
4.684% due 08/25/2035		330	223
5.664% due 07/25/2046		64	33
Commercial Mortgage Pass-Through Certificates
1.295% due 04/15/2017		27	24
Countrywide Alternative Loan Trust
0.651% due 05/25/2047		159	66
0.661% due 09/25/2046		111	43
0.681% due 07/25/2046		30	13
0.688% due 02/20/2047		151	62
0.718% due 07/20/2046		137	56
0.801% due 11/20/2035		60	30
3.256% due 12/25/2035		85	42
3.256% due 02/25/2036		44	20
5.894% due 02/25/2037		155	84
Countrywide Home Loan Mortgage Pass-Through Trust
0.811% due 03/25/2036		865	214
6.086% due 09/25/2047		22	11
CS First Boston Mortgage Securities Corp.
4.949% due 06/25/2033		490	410
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047		42	38
0.551% due 02/25/2037		35	32
0.561% due 08/25/2037		350	312
First Horizon Asset Securities, Inc.
4.429% due 07/25/2033		186	180
5.354% due 08/25/2035		339	241
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		116	93
0.551% due 01/25/2047		144	132
0.741% due 11/25/2045		176	81
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033		396	306
GSR Mortgage Loan Trust
5.181% due 01/25/2036		73	50
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		32	28
0.698% due 08/21/2036		31	13
0.761% due 07/19/2046		124	50
0.771% due 01/19/2038		225	90
0.781% due 09/19/2046		31	13
0.821% due 03/19/2036		245	105
5.218% due 07/19/2035		968	500
5.908% due 08/19/2036		20	10
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		32	30
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		67	29
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		44	40
0.661% due 09/25/2046		102	41
0.671% due 06/25/2047		64	28
0.681% due 05/25/2046		14	6
0.711% due 07/25/2035		18	8
5.055% due 12/25/2034		218	150
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		78	58
Luminent Mortgage Trust
0.641% due 12/25/2036		82	36
0.651% due 12/25/2036		68	28
MASTR Adjustable Rate Mortgages Trust
0.581% due 05/25/2047		33	31
0.681% due 04/25/2046		47	18
3.788% due 11/21/2034		260	253
Merrill Lynch Floating Trust
1.265% due 06/15/2022		72	55
Merrill Lynch Mortgage Investors, Inc.
0.681% due 02/25/2036		1,440	770
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037		57	41
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035		619	436
2.395% due 10/25/2035		344	256
Provident Funding Mortgage Loan Trust
4.500% due 08/25/2033		316	233
Residential Accredit Loans, Inc.
0.571% due 09/25/2046		42	29
0.771% due 08/25/2035		84	41
Residential Funding Mortgage Securities I
5.210% due 09/25/2035		340	212
Sequoia Mortgage Trust
4.474% due 04/20/2035		402	302
5.709% due 01/20/2047		29	19
Structured Adjustable Rate Mortgage Loan Trust
4.893% due 07/25/2034		900	587
5.345% due 01/25/2035		332	174
5.528% due 08/25/2035		213	110
Structured Asset Mortgage Investments, Inc.
0.541% due 08/25/2036		136	128
0.571% due 09/25/2047		484	447
0.691% due 05/25/2036		376	152
0.691% due 05/25/2046		49	20
0.831% due 07/19/2035		1,688	1,127
0.911% due 10/19/2034		525	276
Structured Asset Securities Corp.
5.048% due 10/25/2035		40	29
5.800% due 06/25/2033		666	471
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036		10	10
0.581% due 01/25/2037		31	29
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		121	101
0.591% due 03/25/2046		100	99
WaMu Mortgage Pass-Through Certificates
0.691% due 07/25/2046		641	364
0.761% due 08/25/2045		1	1
1.928% due 11/25/2034		1,259	422
2.956% due 02/25/2047		158	59
2.956% due 03/25/2047		140	52
2.986% due 01/25/2047		74	31
3.016% due 04/25/2047		79	35
3.066% due 12/25/2046		71	30
3.076% due 12/25/2046		71	27
3.256% due 02/25/2046		88	37
3.456% due 11/25/2042		38	31
4.229% due 03/25/2034		386	317
4.269% due 09/25/2046		278	128
4.269% due 10/25/2046		142	57
4.565% due 06/25/2033		201	181
5.339% due 01/25/2037		55	31
5.526% due 04/25/2037		39	21
5.605% due 12/25/2036		35	20
5.606% due 12/25/2036		103	51
5.653% due 05/25/2037		73	49
5.929% due 09/25/2036		48	28
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.226% due 05/25/2046		32	14
Wells Fargo Mortgage-Backed Securities Trust
4.992% due 12/25/2034		354	274
5.594% due 07/25/2036		76	42

			17,074

U.S. Government Agencies 4.0%
Fannie Mae
0.531% due 12/25/2036		64	56
3.678% due 06/01/2043 - 07/01/2044		85	84
5.000% due 02/25/2017		40	41
5.500% due 01/01/2039		400	410
6.000% due 04/01/2036 - 01/01/2039		6,500	6,697
Freddie Mac
0.731% due 08/25/2031		237	212
0.751% due 09/25/2031		223	208
5.000% due 11/15/2029		8	8
6.000% due 01/01/2039		700	717

			8,433

Total United States (Cost $64,556)			49,563

URUGUAY 0.2%
Uruguay Government International Bond
3.700% due 06/26/2037 (c)	UYU	22,132	404

Total Uruguay (Cost $939)			404

SHORT-TERM INSTRUMENTS 87.8%
Commercial Paper 7.3%
Freddie Mac
0.120% due 01/22/2009		$15,500	15,499

Repurchase Agreements 70.3%
Bank of America N.A.
0.030% due 01/02/2009		37,700	37,700
(Dated 12/31/2008. Collateralized by Freddie Mac 5.000% due 07/01/2035 valued at $38,562. Repurchase proceeds are $37,700.)
Barclays Capital, Inc.
0.050% due 01/02/2009		48,000	48,000
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $49,174. Repurchase proceeds are $48,000.)
Credit Suisse Securities (USA) LLC
0.150% due 01/05/2009		25,000	25,000
(Dated 12/31/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $25,642. Repurchase proceeds are $25,000.)
JPMorgan Chase Bank N.A.
0.030% due 01/05/2009		34,000	34,000
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 1.750% due 11/15/2011 valued at $34,345. Repurchase proceeds are $34,000.)
0.030% due 01/07/2009		4,859	4,859
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2017 valued at $5,046. Repurchase proceeds are $4,859.)

			149,559

U.S. Treasury Bills 10.2%
0.136% due 01/22/2009 - 06/11/2009 (b)(d)(e)(f)		21,700	21,635

Total Short-Term Instruments (Cost $186,754)			186,693

Purchased Options (j) 0.0% (Cost $8)			2
Total Investments 114.4% (Cost $259,868)			$243,060
Other Assets and Liabilities (Net) 14.4%			(30,520)

Net Assets 100.0%			$212,540

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $ 5,566 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(e) Securities with an aggregate market value of $13,928 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) Securities with an aggregate market value of $100 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $40,331 at a weighted average interest rate of 2.463%. On December 31, 2008, there were no open repurchase agreements.

(h) Cash of $103 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note March Futures	Long	03/2009	25	$99

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Korea Development Bank	MSC	(0.940%)	03/20/2013	3.719%	$1,150	$118	$0	$118

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	15.939%	$200	$(10)	$(10)	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Year BRL-CDI	12.290%	01/02/2009	MLP	BRL	2,500	$(5)	$0	$(5)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP		36,900	108	15	93
Pay	1-Year BRL-CDI	14.225%	01/04/2010	BCLY		304,200	2,829	0	2,829
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		$16,000	(3,485)	(478)	(3,007)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		4,800	(571)	(27)	(544)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	16,750	43	0	43
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		16,750	43	0	43
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	4,600	368	(86)	454
Pay	6-Month PLN-WIBOR	6.000%	06/18/2010	JPM	PLN	30,000	152	3	149
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	4,000	26	0	26
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		2,550	6	0	6
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		2,550	6	0	6

							$(480)	$(573)	$93

(j) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$142.000	01/23/2009	143	$7	$2

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 01/01/2039	$108.000	01/06/2009	$700	$0	$0
Put - OTC Fannie Mae 5.500% due 02/01/2039	66.125	02/05/2009	2,600	0	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	81.250	01/06/2009	6,500	1	0

				$1	$0

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	01/01/2039	$700	$717	$717

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	9,596	04/2009	$0	$(60)	$(60)
Sell		BCLY	8,519	04/2009	0	(9)	(9)
Buy	BRL	BCLY	49,514	02/2009	493	0	493
Sell		BCLY	64,369	02/2009	0	(830)	(830)
Sell		HSBC	17,454	02/2009	0	(399)	(399)
Buy		UBS	31,235	02/2009	0	(176)	(176)
Buy		BCLY	11,925	06/2009	97	0	97
Sell	CLP	DUB	8,675,464	05/2009	1,100	(164)	936
Buy		MSC	8,998,462	05/2009	0	(5,023)	(5,023)
Sell	CNY	BCLY	183,282	03/2009	1,294	0	1,294
Buy		CITI	14,244	03/2009	54	0	54
Buy		GSC	1,277	03/2009	5	0	5
Buy		HSBC	10,938	03/2009	47	0	47
Buy		JPM	132,313	03/2009	297	(544)	(247)
Sell		JPM	59,206	03/2009	206	0	206
Buy		MSC	70,380	03/2009	215	0	215
Buy		HSBC	65,110	05/2009	0	(175)	(175)
Sell		HSBC	43,552	05/2009	12	0	12
Sell		DUB	34,838	07/2009	0	(16)	(16)
Buy		HSBC	35,093	07/2009	53	0	53
Buy		JPM	43,841	07/2009	0	(487)	(487)
Buy		BCLY	8,558	09/2009	0	(6)	(6)
Sell		BCLY	139,660	09/2009	0	(84)	(84)
Buy		CITI	5,553	09/2009	0	(2)	(2)
Buy		DUB	165,063	09/2009	109	(12)	97
Buy		HSBC	358,233	09/2009	2	(107)	(105)
Buy		JPM	9,306	09/2009	3	(5)	(2)
Sell		JPM	21,558	09/2009	0	(100)	(100)
Buy	COP	BCLY	7,017,704	05/2009	97	0	97
Sell		CITI	7,017,704	05/2009	0	(167)	(167)
Buy	CZK	BCLY	20,315	01/2009	38	0	38
Sell		HSBC	20,315	01/2009	0	(52)	(52)
Buy	EUR	BCLY	200	01/2009	27	0	27
Sell		RBS	769	01/2009	0	(97)	(97)
Buy	GBP	HSBC	112	01/2009	0	(7)	(7)
Buy	HKD	BCLY	12,962	03/2009	2	0	2
Buy		CITI	17,980	03/2009	1	0	1
Buy		HSBC	11,936	03/2009	1	0	1
Sell		HSBC	38,745	03/2009	0	(2)	(2)
Sell	HUF	JPM	1,194	05/2009	0	(1)	(1)
Buy	IDR	BCLY	11,843,000	03/2009	0	(100)	(100)
Buy		CITI	3,241,235	03/2009	0	(25)	(25)
Buy		DUB	9,830,400	03/2009	0	(89)	(89)
Buy		HSBC	2,129,900	03/2009	0	(1)	(1)
Sell		JPM	27,500,000	03/2009	0	(438)	(438)
Buy		RBS	863,200	03/2009	0	(4)	(4)
Sell	ILS	BCLY	20,867	06/2009	0	(55)	(55)
Buy		HSBC	28,893	06/2009	0	(260)	(260)
Sell		HSBC	7,981	06/2009	0	(106)	(106)
Buy		LEH	27,236	12/2010	0	(420)	(420)
Sell		LEH	27,236	12/2010	887	0	887
Sell	INR	CITI	127,950	01/2009	0	(123)	(123)
Buy		BCLY	44,838	04/2009	15	0	15
Buy		BOA	29,476	04/2009	20	0	20
Buy		CITI	25,000	04/2009	9	0	9
Buy		DUB	25,200	04/2009	13	0	13
Buy		HSBC	37,513	04/2009	14	0	14
Buy	KWD	BCLY	752	04/2009	0	(203)	(203)
Sell		BCLY	654	04/2009	0	(28)	(28)
Buy	MXN	BCLY	690,188	05/2009	0	(1,999)	(1,999)
Buy		HSBC	17,275	05/2009	0	(45)	(45)
Buy		JPM	206,954	05/2009	0	(817)	(817)
Sell		JPM	213,000	05/2009	147	0	147
Buy		MLP	752	05/2009	0	(4)	(4)
Buy	MYR	BCLY	24,942	02/2009	149	0	149
Buy		DUB	30,300	02/2009	60	0	60
Sell		DUB	18,193	02/2009	0	(251)	(251)
Sell		HSBC	18,196	02/2009	0	(252)	(252)
Buy		JPM	38,339	02/2009	316	0	316
Sell		JPM	71,690	02/2009	0	(692)	(692)
Buy		BCLY	13,293	04/2009	35	0	35
Sell		BCLY	69,860	04/2009	0	(155)	(155)
Buy		BOA	11,351	04/2009	35	0	35
Buy		CITI	22,819	04/2009	93	0	93
Buy		HSBC	26,132	04/2009	209	0	209
Sell		HSBC	14,200	04/2009	0	(97)	(97)
Buy		JPM	86,463	04/2009	0	(55)	(55)
Sell		JPM	14,770	04/2009	0	(261)	(261)
Sell	PEN	DUB	6,290	01/2009	5	0	5
Buy		JPM	9,768	01/2009	0	(306)	(306)
Buy	PHP	BCLY	175,900	02/2009	0	(233)	(233)
Sell		CITI	1,329,430	02/2009	0	(849)	(849)
Buy		DUB	192,770	02/2009	22	(140)	(118)
Buy		HSBC	211,770	02/2009	0	(292)	(292)
Sell		HSBC	202,600	02/2009	0	(244)	(244)
Buy		JPM	863,526	02/2009	0	(482)	(482)
Buy		MLP	1,233,900	02/2009	0	(662)	(662)
Sell		MLP	1,010,000	02/2009	0	(1,157)	(1,157)
Buy		MSC	236,500	02/2009	0	(337)	(337)
Buy		RBS	65,500	02/2009	0	(107)	(107)
Buy		BCLY	4,782	05/2009	2	0	2
Buy		CITI	117,986	05/2009	18	(2)	16
Sell		HSBC	204,600	05/2009	0	(259)	(259)
Buy		JPM	35,405	05/2009	7	0	7
Buy		LEH	44,700	12/2010	0	(59)	(59)
Sell		LEH	44,700	12/2010	0	(15)	(15)
Buy	PLN	BCLY	71,638	05/2009	0	(1,093)	(1,093)
Buy		DUB	1,294	05/2009	0	(141)	(141)
Buy		HSBC	36,116	05/2009	7	(3,704)	(3,697)
Sell		HSBC	80,442	05/2009	1,685	(52)	1,633
Buy		JPM	58,710	05/2009	0	(6,432)	(6,432)
Sell		JPM	15,862	05/2009	1,707	0	1,707
Buy	RON	JPM	18,893	02/2009	176	0	176
Sell		JPM	18,893	02/2009	0	(719)	(719)
Buy	RUB	BCLY	485,295	05/2009	0	(370)	(370)
Buy		DUB	112,771	05/2009	0	(1,341)	(1,341)
Sell		DUB	300,581	05/2009	3,277	0	3,277
Sell		JPM	395,628	05/2009	817	0	817
Buy		UBS	94,721	05/2009	0	(1,145)	(1,145)
Buy	SAR	BCLY	9,811	04/2009	0	(44)	(44)
Sell		BCLY	8,666	04/2009	0	(7)	(7)
Buy	SGD	BOA	11,200	04/2009	0	(238)	(238)
Buy		CITI	84,378	04/2009	106	(467)	(361)
Sell		CITI	1,528	04/2009	0	(59)	(59)
Buy		DUB	9,968	04/2009	129	0	129
Sell		DUB	57,900	04/2009	0	(128)	(128)
Buy		HSBC	6,787	04/2009	64	0	64
Sell		HSBC	53,260	04/2009	0	(1,412)	(1,412)
Sell		JPM	11,728	04/2009	12	0	12
Buy		RBS	3,458	04/2009	44	0	44
Buy		UBS	8,624	04/2009	147	0	147
Buy		CITI	2,906	07/2009	34	0	34
Buy		HSBC	3,095	07/2009	5	0	5
Buy		JPM	2,550	07/2009	74	0	74
Sell		JPM	8,551	07/2009	10	0	10
Sell	SKK	BCLY	150,733	01/2009	0	(655)	(655)
Buy		MSC	153,413	01/2009	0	(725)	(725)
Buy	TRY	BCLY	5,612	02/2009	197	0	197
Sell		BCLY	1,989	02/2009	0	(23)	(23)
Buy		HSBC	1,283	02/2009	65	0	65
Sell		HSBC	4,907	02/2009	0	(117)	(117)
Buy	TWD	BCLY	42,774	02/2009	0	(89)	(89)
Buy		DUB	19,100	02/2009	0	(42)	(42)
Buy		MLP	30,600	02/2009	0	(60)	(60)
Sell		MLP	95,610	02/2009	82	0	82
Buy		MSC	19,200	02/2009	0	(42)	(42)
Buy		UBS	9,700	02/2009	0	(21)	(21)
Buy	ZAR	BCLY	62,127	05/2009	698	0	698
Sell		BCLY	61,944	05/2009	0	(692)	(692)
Buy		HSBC	8,256	05/2009	113	0	113
Sell		HSBC	31,446	05/2009	0	(292)	(292)
Buy		JPM	20,922	05/2009	190	0	190
Buy		UBS	23,685	05/2009	245	0	245
Sell		UBS	21,600	05/2009	0	(261)	(261)

					$16,093	$(40,520)	$(24,427)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008

Investments, at value	$0	$243,060	$0	$243,060
Short Sales, at value	0	(717)	0	(717)
Other Financial Instruments++	99	(24,216)	0	(24,117)

Total	$99	$218,127	$0	$218,226

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008

Investments, at value	$6,711	$(6,080)	$51	$(359)	$(138)	$(185)	$0
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$6,711	$(6,080)	$51	$(359)	$(138)	$(185)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 45.5%
Brazil Government International Bond
8.250% due 01/20/2034		$100	$123
10.250% due 01/10/2028	BRL	25,000	9,702
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		485,481	196,616
10.000% due 01/01/2017		354,502	129,816
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		$2,100	1,985
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200	864
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		1,300	1,235
8.800% due 01/30/2017		1,500	1,328

Total Brazil (Cost $435,156)			341,669

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		$650	637

Total Cayman Islands (Cost $632)			637

CHILE 0.3%
Banco Santander Chile
2.536% due 12/09/2009		$1,000	990
5.375% due 12/09/2014		1,500	1,425
CODELCO, Inc.
5.625% due 09/21/2035		100	84
6.150% due 10/24/2036		100	89

Total Chile (Cost $2,680)			2,588

CHINA 0.0%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$600	393

Total China (Cost $599)			393

COLOMBIA 0.1%
Colombia Government International Bond
9.850% due 06/28/2027	COP	1,800,000	800

Total Colombia (Cost $930)			800

CZECH REPUBLIC 0.9%
Czech Republic Government Bond
3.700% due 06/16/2013	CZK	126,000	6,471

Total Czech Republic (Cost $7,680)			6,471

EGYPT 0.7%
Petroleum Export Ltd.
5.265% due 06/15/2011		$605	562
Petroleum Export Ltd. II
6.340% due 06/20/2011		5,329	4,542

Total Egypt (Cost $5,869)			5,104

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$4,250	3,051
El Salvador Government International Bond
8.500% due 07/25/2011		125	121

Total El Salvador (Cost $4,367)			3,172

INDIA 0.3%
ICICI Bank Ltd.
5.750% due 01/12/2012		$3,200	2,526

Total India (Cost $3,196)			2,526

KAZAKHSTAN 0.5%
Intergas Finance BV
6.875% due 11/04/2011		$105	83
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		5,529	4,010

Total Kazakhstan (Cost $5,679)			4,093

MEXICO 5.1%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	547
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$400	184
C8 Capital SPV Ltd.
6.640% due 12/29/2049		600	305
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,100	1,020
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		10,300	7,467
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		500	367
Mexican Bonos
9.500% due 12/18/2014	MXN	1,155	90
Mexico Government International Bond
5.625% due 01/15/2017		$3,500	3,518
5.950% due 03/19/2019		10,000	10,050
8.300% due 08/15/2031		7,000	8,610
Pemex Project Funding Master Trust
6.552% due 10/15/2009		1,100	1,079
6.625% due 06/15/2035		25	21
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		4,400	4,461
8.750% due 01/31/2016	MXN	10,000	682

Total Mexico (Cost $43,655)			38,401

NETHERLANDS 0.3%
Deutsche Telekom International Finance BV
1.678% due 03/23/2009		$2,000	1,982

Total Netherlands (Cost $1,985)			1,982

PANAMA 0.0%
Panama Government International Bond
6.700% due 01/26/2036		$100	90

Total Panama (Cost $104)			90

PERU 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,165
8.750% due 11/21/2033		$100	113

Total Peru (Cost $1,630)			1,278

POLAND 0.1%
Poland Government International Bond
4.750% due 04/25/2012	PLN	2,000	665

Total Poland (Cost $869)			665

RUSSIA 3.8%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$6,050	5,657
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		4,716	4,752
Gaz Capital S.A.
6.510% due 03/07/2022		3,000	1,803
7.288% due 08/16/2037		3,000	1,751
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		2,830	2,447
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	805
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		3,200	2,771
7.175% due 05/16/2013		2,050	1,496
Russia Government International Bond
12.750% due 06/24/2028		100	117
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	645
7.500% due 07/18/2016		3,900	2,048
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	3,968

Total Russia (Cost $33,957)			28,260

SOUTH KOREA 0.3%
Korea Development Bank
5.300% due 01/17/2013		$2,350	2,140

Total South Korea (Cost $2,347)			2,140

SPAIN 0.3%
Telefonica Emisiones SAU
1.825% due 06/19/2009		$2,000	1,936

Total Spain (Cost $1,946)			1,936

SUPRANATIONAL 0.0%
Inter-American Development Bank
8.500% due 03/15/2011		$120	139

Total Supranational (Cost $132)			139

SWITZERLAND 0.3%
UBS AG
3.824% due 07/23/2009		$2,000	1,990

Total Switzerland (Cost $1,988)			1,990

UKRAINE 0.3%
Colvis Finance Ltd.
8.000% due 02/02/2009		$2,500	2,438

Total Ukraine (Cost $2,503)			2,438

UNITED KINGDOM 0.4%
Bank of Scotland PLC
2.252% due 12/08/2010		$1,500	1,370
4.590% due 07/17/2009		2,000	1,994

Total United Kingdom (Cost $3,356)			3,364

UNITED STATES 9.0%
Asset-backed Securities 0.1%
GSAA Trust
0.771% due 03/25/2037		$700	209
Morgan Stanley Mortgage Loan Trust
0.831% due 04/25/2037		700	255

			464

Corporate Bonds & Notes 6.1%
American International Group, Inc.
8.625% due 05/22/2038	GBP	800	391
Bank of America Corp.
8.000% due 12/29/2049		$13,400	9,652
Bank of America N.A.
2.276% due 06/15/2016		900	606
Caterpillar Financial Services Corp.
2.296% due 05/18/2009		2,000	1,983
Citigroup, Inc.
8.400% due 04/29/2049		6,700	4,432
Comcast Corp.
5.119% due 07/14/2009		2,000	1,973
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	820
Daimler Finance North America LLC
2.426% due 03/13/2009		2,000	1,928
3.642% due 08/03/2009		700	663
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		4,190	3,562
7.375% due 10/28/2009		800	703
GMAC LLC
3.399% due 05/15/2009		1,450	1,387
5.625% due 05/15/2009		3,180	3,056
5.850% due 01/14/2009		160	159
JPMorgan Chase & Co.
1.546% due 06/25/2010		1,500	1,447
KeyBank N.A.
4.467% due 06/02/2010		1,200	1,158
Kraft Foods, Inc.
2.790% due 08/11/2010		700	659
Merrill Lynch & Co., Inc.
3.555% due 01/30/2009		500	499
6.875% due 04/25/2018		2,400	2,515
Morgan Stanley
4.299% due 01/22/2009		600	604
Ohio Power Co.
4.388% due 04/05/2010		1,400	1,310
Public Service Electric & Gas Co.
2.974% due 03/12/2010		1,800	1,780
SLM Corp.
3.675% due 07/27/2009		2,000	1,885
5.375% due 05/15/2014		200	135
Time Warner, Inc.
2.405% due 11/13/2009		700	674
Wachovia Bank N.A.
2.287% due 12/02/2010		1,000	930
Wachovia Corp.
5.750% due 02/01/2018		900	903

			45,814

Mortgage-Backed Securities 1.4%
American Home Mortgage Assets
0.661% due 05/25/2046		441	174
0.661% due 09/25/2046		185	74
2.956% due 02/25/2047		170	57
3.176% due 11/25/2046		246	84
Banc of America Mortgage Securities, Inc.
5.432% due 02/25/2036		118	83
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		7,124	6,036
Bear Stearns Alt-A Trust
0.691% due 12/25/2046		354	69
Chase Mortgage Finance Corp.
5.431% due 03/25/2037		223	143
Citigroup Mortgage Loan Trust, Inc.
4.683% due 03/25/2034		52	39
5.664% due 07/25/2046		129	66
Countrywide Alternative Loan Trust
0.681% due 07/25/2046		75	33
0.801% due 11/20/2035		199	100
3.256% due 12/25/2035		243	120
Countrywide Home Loan Mortgage Pass-Through Trust
5.367% due 10/20/2035		523	270
6.086% due 09/25/2047		88	45
Harborview Mortgage Loan Trust
0.698% due 08/21/2036		78	32
0.781% due 09/19/2046		109	45
5.908% due 08/19/2036		81	41
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047		178	77
Indymac Index Mortgage Loan Trust
0.671% due 06/25/2047		175	77
0.681% due 05/25/2046		56	23
0.711% due 07/25/2035		46	20
Luminent Mortgage Trust
0.641% due 12/25/2036		245	108
0.651% due 12/25/2036		136	55
0.671% due 10/25/2046		60	25
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046		152	60
0.711% due 05/25/2037		526	231
Merrill Lynch Alternative Note Asset
0.771% due 03/25/2037		700	193
5.625% due 06/25/2037		608	239
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037		190	135
Morgan Stanley Capital I
5.692% due 04/15/2049		1,000	754
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		62	48
Residential Accredit Loans, Inc.
0.721% due 08/25/2037		96	38
Sequoia Mortgage Trust
5.709% due 01/20/2047		72	48
Structured Asset Mortgage Investments, Inc.
0.691% due 05/25/2046		163	65
0.771% due 08/25/2036		800	102
WaMu Mortgage Pass-Through Certificates
2.956% due 03/25/2047		419	156
2.996% due 01/25/2047		203	75
3.016% due 04/25/2047		317	140
3.076% due 12/25/2046		194	73
5.339% due 01/25/2037		146	82
5.526% due 04/25/2037		99	52
5.605% due 12/25/2036		87	50
5.606% due 12/25/2036		309	154
5.653% due 05/25/2037		219	148
5.929% due 09/25/2036		161	93
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.226% due 05/25/2046		113	48

			10,880

U.S. Government Agencies 1.4%
Fannie Mae
6.000% due 03/01/2037 - 01/01/2039		9,997	10,292

			10,292

Total United States (Cost $77,564)			67,450

URUGUAY 0.2%
Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	62,845	1,146

Total Uruguay (Cost $2,670)			1,146

VIETNAM 0.1%
Vietnam Government International Bond
6.875% due 01/15/2016		$600	501

Total Vietnam (Cost $592)			501

SHORT-TERM INSTRUMENTS 39.1%
Certificates of Deposit 1.4%
Nordea Bank Finland PLC
1.855% due 04/09/2009		2,800	2,788
Unicredito Italiano NY
1.795% due 05/15/2009		7,500	7,452

			10,240

Commercial Paper 0.7%
Nordea North America, Inc.
2.050% due 01/16/2009		5,500	5,496

Repurchase Agreements 23.0%
JPMorgan Chase Bank N.A.
0.010% due 01/14/2009		20,562	20,562
(Dated 12/16/2008. Collateralized by U.S. Treasury Notes 3.625% due 12/31/2012 valued at $20,281. Repurchase proceeds are $20,562.)
0.030% due 01/07/2009		35,595	35,595
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2017 valued at $36,969. Repurchase proceeds are $35,595.)
0.080% due 01/06/2009		41,000	41,000
(Dated 12/30/2008. Collateralized by Fannie Mae 4.750% due 02/21/2013 valued at $41,510. Repurchase proceeds are $41,000.)
UBS Securities LLC
0.040% due 01/02/2009		60,300	60,300
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 3.125% due 06/18/2009 valued at $61,465. Repurchase proceeds are $60,300.)
0.050% due 01/05/2009		15,000	15,000
(Dated 12/31/2008. Collateralized by Freddie Mac 6.875% due 09/15/2010 valued at $15,289. Repurchase proceeds are $15,000.)

			172,457

U.S. Cash Management Bills 0.5%
0.279% due 04/29/2009 - 05/15/2009 (a)(c)		3,730	3,710

U.S. Treasury Bills 13.5%
0.143% due 01/02/2009 - 06/11/2009 (a)(c)(d)		101,490	101,243

Total Short-Term Instruments (Cost $293,454)			293,146

PURCHASED OPTIONS (g) 0.0% (Cost $4)			0
Total Investments 108.3% (Cost $935,544)			$812,379
Other Assets and Liabilities (Net) (8.3%)			(62,261)

Net Assets 100.0%			$750,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $75,082 and cash of $1,000 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Securities with an aggregate market value of $565 have been pledged as collateral for foreign currency contracts on December 31, 2008.

(e) Cash of $327 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	163	$627
U.S. Treasury 10-Year Note March Futures	Long	03/2009	66	320

				$947

(f) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Cytec Industries, Inc.	DUB	(1.000%)	12/20/2015	2.536%	$1,000	$89	$0	$89
JSC Gazprom	UBS	(2.460%)	03/20/2012	10.521%	2,500	487	0	487
Korea Development Bank	MSC	(0.940%)	03/20/2013	3.719%	2,350	241	0	241
Target Corp.	GSC	(1.180%)	03/20/2018	2.250%	5,000	375	0	375

						$1,192	$0	$1,192

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Brazil Government International Bond	BCLY	2.100%	01/20/2010	2.438%	$15,000	$(43)	$0	$(43)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	7.374%	2,100	(639)	0	(639)
Colombia Government International Bond	UBS	1.070%	01/20/2012	2.832%	6,500	(296)	0	(296)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	6.252%	6,500	(1,386)	0	(1,386)
Indonesia Government International Bond	CITI	2.280%	06/20/2013	6.448%	3,225	(483)	0	(483)
Indonesia Government International Bond	DUB	1.540%	12/20/2011	6.602%	800	(104)	0	(104)
Indonesia Government International Bond	DUB	2.330%	06/20/2013	6.448%	3,225	(477)	0	(477)
Indonesia Government International Bond	RBS	2.360%	09/20/2016	6.263%	4,700	(975)	0	(975)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	6.263%	600	(124)	0	(124)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	6.263%	4,500	(905)	0	(905)
JSC Gazprom	BCLY	2.155%	02/20/2013	9.874%	70,000	(15,846)	0	(15,846)
JSC Gazprom	CSFB	1.580%	06/20/2016	8.954%	5,000	(1,670)	0	(1,670)
JSC Gazprom	DUB	0.860%	11/20/2011	10.810%	10,000	(2,274)	0	(2,274)
JSC Gazprom	MSC	1.050%	04/20/2011	11.353%	1,000	(194)	0	(194)
JSC Gazprom	MSC	1.140%	07/20/2011	11.094%	600	(121)	0	(121)
JSC Gazprom	MSC	1.390%	05/20/2016	8.967%	20,500	(6,966)	0	(6,966)
Mexico Government International Bond	BCLY	2.000%	01/20/2010	2.280%	15,000	(35)	(1)	(34)
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.098%	600	(91)	0	(91)
Petroleos Mexicanos	CITI	0.790%	07/20/2011	2.798%	300	(13)	0	(13)
Ukraine Government International Bond	BCLY	1.700%	03/20/2011	33.665%	11,000	(4,918)	0	(4,918)
Ukraine Government International Bond	MLP	1.500%	01/20/2012	32.683%	1,000	(521)	0	(521)
Ukraine Government International Bond	MSC	1.590%	04/20/2012	32.360%	1,000	(539)	0	(539)
Ukraine Government International Bond	UBS	1.480%	03/20/2012	32.461%	2,000	(1,069)	0	(1,069)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	6.279%	4,000	(540)	0	(540)

						$(40,229)	$(1)	$(40,228)

Credit Default Swaps on Credit Indices – Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-9 Index	UBS	(2.650%)	06/20/2013	$15,000	$2,341	$615	$1,726

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC	BRL	11,600	$74	$27	$47
Pay	1-Year BRL-CDI	13.290%	01/04/2010	MLP		21,900	251	0	251
Pay	1-Year BRL-CDI	13.840%	01/04/2010	MLP		21,300	364	0	364
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		$71,900	(15,659)	(2,324)	(13,335)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		6,000	(714)	114	(828)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		2,500	(297)	(14)	(283)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB	AUD	23,600	2,039	90	1,949
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	1,400	112	(26)	138
Pay	6-Month PLN-WIBOR	5.750%	12/19/2017	BCLY	PLN	5,000	172	(1)	173
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	38,000	249	0	249
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		5,700	13	0	13
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		5,700	13	0	13
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CITI		3,000	6	7	(1)
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GSC		45,000	118	0	118
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	205	0	205
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CITI		52,250	145	0	145

							$(12,909)	$(2,127)	$(10,782)

(g) Purchased options outstanding on December 31, 2008:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 3.625% due 12/31/2012	$114.188	01/16/2009	$22,400	$3	$0
Put - OTC Fannie Mae 6.000% due 01/01/2039	81.250	01/06/2009	10,000	1	0

				$4	$0

(h) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	53,698	04/2009	$0	$(338)	$(338)
Sell		BCLY	16,155	04/2009	21	0	21
Buy	AUD	CITI	341	01/2009	16	0	16
Sell		MSC	96	01/2009	0	(4)	(4)
Sell	BRL	BCLY	24,155	02/2009	0	(240)	(240)
Sell		CSFB	42,719	02/2009	0	(522)	(522)
Buy		HSBC	17,699	02/2009	279	0	279
Sell		HSBC	288,058	02/2009	0	(4,347)	(4,347)
Sell		JPM	43,834	02/2009	0	(566)	(566)
Sell		UBS	391,649	02/2009	1,005	(554)	451
Sell	CLP	CITI	3,435,000	05/2009	0	(273)	(273)
Buy		DUB	5,773,768	05/2009	0	(21)	(21)
Buy		JPM	344,624	05/2009	0	(192)	(192)
Sell		JPM	1,342,000	05/2009	0	(60)	(60)
Buy	CNY	BCLY	138,320	03/2009	76	0	76
Buy		DUB	103,582	03/2009	34	0	34
Sell		HSBC	115,447	05/2009	33	0	33
Buy		UBS	167,812	05/2009	0	(773)	(773)
Buy		BCLY	68,880	07/2009	0	(82)	(82)
Buy		BCLY	2,509	09/2009	0	(2)	(2)
Buy		CITI	104,376	09/2009	0	(220)	(220)
Buy		DUB	7,276	09/2009	0	(4)	(4)
Buy		HSBC	72,140	09/2009	1	(87)	(86)
Buy		JPM	361,592	09/2009	9	(156)	(147)
Sell	CZK	BCLY	150,495	01/2009	0	(306)	(306)
Buy	EUR	BCLY	6,160	01/2009	836	0	836
Sell		RBS	7,693	01/2009	0	(973)	(973)
Sell	HKD	BCLY	262	03/2009	0	0	0
Buy		BOA	883	03/2009	0	0	0
Sell		CITI	388	03/2009	0	0	0
Sell		HSBC	233	03/2009	0	0	0
Buy	HUF	HSBC	10,970	05/2009	5	0	5
Sell		JPM	449,126	05/2009	0	(288)	(288)
Buy	IDR	BCLY	22,276,900	03/2009	0	(185)	(185)
Buy		CITI	20,705,158	03/2009	59	(139)	(80)
Buy		DUB	11,776,000	03/2009	0	(106)	(106)
Buy		HSBC	11,434,200	03/2009	0	(6)	(6)
Buy		JPM	2,958,842	03/2009	61	0	61
Sell		JPM	73,575,000	03/2009	0	(1,522)	(1,522)
Buy		RBS	4,423,900	03/2009	0	(18)	(18)
Buy	ILS	HSBC	466	06/2009	0	(4)	(4)
Buy	INR	CITI	844,470	01/2009	641	0	641
Sell		CITI	844,470	01/2009	0	(814)	(814)
Buy		CITI	938,100	04/2009	105	0	105
Sell		CITI	938,100	04/2009	0	(1,270)	(1,270)
Buy	KWD	BCLY	2,354	04/2009	0	(636)	(636)
Sell		BCLY	1,183	04/2009	190	0	190
Buy		HSBC	1,775	04/2009	0	(485)	(485)
Buy	MXN	BCLY	107	05/2009	0	0	0
Sell		BCLY	71,681	05/2009	201	0	201
Sell		HSBC	71,525	05/2009	12	0	12
Buy		JPM	260,028	05/2009	0	(1,026)	(1,026)
Buy		MLP	8,500	05/2009	0	(45)	(45)
Buy	MYR	BCLY	43,824	02/2009	261	0	261
Sell		BCLY	9,088	02/2009	0	(123)	(123)
Sell		CITI	18,158	02/2009	0	(241)	(241)
Sell		CSFB	10,553	02/2009	0	(157)	(157)
Buy		DUB	58,230	02/2009	115	0	115
Sell		DUB	9,072	02/2009	0	(119)	(119)
Sell		HSBC	88,850	02/2009	0	(645)	(645)
Buy		JPM	69,227	02/2009	561	0	561
Sell		JPM	35,561	02/2009	0	(234)	(234)
Buy		BCLY	25,185	04/2009	66	0	66
Sell		BCLY	31,986	04/2009	0	(228)	(228)
Buy		BOA	21,792	04/2009	67	0	67
Buy		CITI	40,082	04/2009	164	0	164
Sell		CITI	36,320	04/2009	0	(479)	(479)
Sell		CSFB	47,436	04/2009	0	(737)	(737)
Buy		HSBC	45,918	04/2009	368	0	368
Sell		JPM	17,236	04/2009	0	(75)	(75)
Buy	PHP	BCLY	381,000	02/2009	0	(505)	(505)
Sell		CITI	2,200,107	02/2009	0	(3,096)	(3,096)
Buy		DUB	933,470	02/2009	150	(303)	(153)
Sell		DUB	514,600	02/2009	0	(780)	(780)
Buy		HSBC	458,340	02/2009	0	(631)	(631)
Buy		JPM	645,582	02/2009	0	(701)	(701)
Sell		JPM	501,884	02/2009	0	(553)	(553)
Buy		MLP	144,800	02/2009	0	(233)	(233)
Buy		MSC	511,700	02/2009	0	(728)	(728)
Buy		RBS	141,700	02/2009	0	(230)	(230)
Buy		BCLY	33,370	05/2009	16	0	16
Sell		BCLY	746,100	05/2009	0	(529)	(529)
Buy		CITI	991,165	05/2009	419	(13)	406
Sell		CITI	525,300	05/2009	0	(934)	(934)
Buy		JPM	246,865	05/2009	48	0	48
Buy		LEH	96,600	12/2010	0	(127)	(127)
Sell		LEH	96,600	12/2010	0	(33)	(33)
Sell	PLN	BCLY	1,515	05/2009	0	(6)	(6)
Sell		DUB	82,188	05/2009	2,043	0	2,043
Buy		HSBC	105,895	05/2009	0	(11,983)	(11,983)
Sell		HSBC	50,750	05/2009	918	0	918
Sell	RON	DUB	44,023	01/2009	1,283	0	1,283
Buy		JPM	14,982	01/2009	103	0	103
Buy	RUB	BCLY	2,325,119	05/2009	0	(1,773)	(1,773)
Sell		BCLY	439,257	05/2009	1,123	0	1,123
Sell		HSBC	713,744	05/2009	2,623	0	2,623
Buy		JPM	2,313	05/2009	0	(18)	(18)
Sell		JPM	1,118,482	05/2009	2,185	0	2,185
Buy	SAR	BCLY	30,855	04/2009	0	(139)	(139)
Sell		BCLY	16,509	04/2009	5	0	5
Buy		JPM	24,112	04/2009	0	(95)	(95)
Buy	SGD	CITI	9,896	04/2009	88	0	88
Sell		CITI	30,622	04/2009	0	(743)	(743)
Buy		DUB	77,241	04/2009	1,320	0	1,320
Sell		DUB	37,697	04/2009	0	(1,126)	(1,126)
Buy		HSBC	10,005	04/2009	94	0	94
Sell		HSBC	41,560	04/2009	0	(1,362)	(1,362)
Buy		UBS	12,737	04/2009	217	0	217
Buy	SKK	BCLY	2,893	01/2009	13	0	13
Buy		MSC	5,396	01/2009	0	(25)	(25)
Sell	TRY	BCLY	854	02/2009	0	(42)	(42)
Sell	ZAR	BCLY	5,512	05/2009	0	(77)	(77)

					$17,834	$(46,087)	$(28,253)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$807,837	$4,542	$812,379
Other Financial Instruments++	947	(76,345)	0	(75,398)

Total	$947	$731,492	$4,542	$736,981

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$5,240	$16	$8	$(722)	$0	$4,542
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$0	$5,240	$16	$8	$(722)	$0	$4,542

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 5.6%
Allison Transmission, Inc.
4.190% due 08/07/2014		$244	$138
4.580% due 08/07/2014		1,074	605
4.640% due 08/07/2014		1,603	903
5.750% due 08/07/2014		8	4
Biomet, Inc.
4.459% due 03/25/2015		988	849
Community Health Systems, Inc.
3.404% due 07/25/2014		36	28
4.000% due 07/25/2014		71	56
4.439% due 07/25/2014		254	199
4.446% due 07/25/2014		1,830	1,434
CSC Holdings, Inc.
9.750% due 08/01/2013		2,500	2,038
Daimler Finance North America LLC
6.000% due 08/03/2012		5,248	2,759
First Data Corp.
3.211% due 09/24/2014		931	603
6.512% due 09/24/2014		61	40
Ford Motor Co.
5.000% due 12/16/2013		2,952	1,203
General Motors Corp.
5.795% due 11/29/2013		1,474	677
Georgia-Pacific Corp.
1.994% due 12/20/2012		695	571
2.082% due 12/20/2012		33	27
3.459% due 12/20/2012		29	24
3.689% due 12/20/2012		1,277	1,049
5.262% due 12/20/2012		274	225
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		1,127	439
HCA, Inc.
3.709% due 11/18/2013		3,445	2,724
Headwaters, Inc.
8.270% due 04/30/2011		325	252
Idearc, Inc.
3.440% due 11/17/2014		85	27
5.770% due 11/17/2014		1,900	600
Metro-Goldwyn-Mayer, Inc.
4.709% due 04/08/2012		1,922	822
Mylan Laboratories, Inc.
3.750% due 10/02/2014		518	445
6.625% due 10/02/2014		5	4
6.750% due 10/02/2014		288	247
7.062% due 10/02/2014		1,174	1,007
Nuveen Investments, Inc.
3.461% due 11/13/2014		778	308
3.471% due 11/01/2014		194	77
4.459% due 11/01/2014		35	14
4.466% due 11/01/2014		486	193
RH Donnelley Corp.
11.750% due 05/15/2015		2,925	731
Roundy’s Supermarket, Inc.
3.200% due 10/27/2011		431	302
4.630% due 10/27/2011		441	309
Texas Competitive Electric Holdings Co. LLC
3.961% due 10/10/2014		15	10
5.368% due 10/10/2014		2,960	2,066
7.262% due 10/10/2014		5	4
Thompson Learning, Inc.
2.960% due 07/05/2014		1,287	846
Tribune Co.
5.000% due 06/04/2009 (a)		119	34
5.250% due 06/04/2014 (a)		593	115
Wind Acquisition Finance S.A.
11.752% due 12/21/2011		369	326
Wrigley WM JR Co.
6.500% due 10/06/2014		1,000	959

Total Bank Loan Obligations (Cost $40,988)			26,293

CORPORATE BONDS & NOTES 74.8%
Banking & Finance 26.4%
AES Ironwood LLC
8.857% due 11/30/2025		1,690	1,479
AES Red Oak LLC
8.540% due 11/30/2019		677	599
9.200% due 11/30/2029		2,000	1,730
American Express Bank FSB
5.500% due 04/16/2013		3,450	3,271
American Express Co.
7.000% due 03/19/2018		3,750	3,798
American General Finance Corp.
6.900% due 12/15/2017		1,800	780
American International Group, Inc.
5.850% due 01/16/2018		2,475	1,662
8.175% due 05/15/2058		2,475	964
8.250% due 08/15/2018		4,825	3,537
ANZ National International Ltd.
6.200% due 07/19/2013		2,200	2,131
Bank of America Corp.
8.000% due 12/29/2049		9,500	6,843
Barclays Bank PLC
6.050% due 12/04/2017		1,025	906
7.434% due 09/29/2049		1,250	633
7.700% due 04/29/2049		7,100	4,705
Caelus Re Ltd.
8.452% due 06/07/2011		250	239
Citigroup Capital XXI
8.300% due 12/21/2057		5,100	3,942
Citigroup, Inc.
8.400% due 04/29/2049		8,075	5,342
El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,222
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,300	1,105
7.000% due 10/01/2013		5,425	3,752
7.250% due 10/25/2011		769	562
7.375% due 02/01/2011		225	171
7.800% due 06/01/2012		9,500	6,669
8.000% due 12/15/2016		3,025	1,973
GMAC LLC
6.750% due 12/01/2014		535	366
8.000% due 11/01/2031		10,050	5,891
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		9,700	7,897
HBOS PLC
6.750% due 05/21/2018		2,400	2,116
HSBC Holdings PLC
6.500% due 09/15/2037		5,200	5,298
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		830	83
6.625% due 01/18/2012 (a)		75	8
6.750% due 12/28/2017 (a)		4,725	1
6.875% due 05/02/2018 (a)		1,675	168
7.500% due 05/11/2038 (a)		775	0
Merrill Lynch & Co., Inc.
4.485% due 05/12/2010		850	819
Mirage Resorts, Inc.
7.250% due 08/01/2017		4,075	2,486
Morgan Stanley
6.000% due 04/28/2015		7,000	6,047
NSG Holdings LLC
7.750% due 12/15/2025		4,450	3,493
Rabobank Capital Funding Trust
5.254% due 12/29/2049		700	384
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		9,200	3,668
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		4,850	3,089
SLM Corp.
5.125% due 08/27/2012		1,250	936
8.450% due 06/15/2018		935	740
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049		800	762
Tenneco, Inc.
8.125% due 11/15/2015		1,370	637
10.250% due 07/15/2013		250	156
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,100	1,148
Universal City Florida Holding Co. I & II
7.942% due 05/01/2010		3,460	1,505
Ventas Realty LP
6.750% due 04/01/2017		2,830	2,165
7.125% due 06/01/2015		2,565	2,020
Wachovia Corp.
7.980% due 02/28/2049		8,125	6,944
Wells Fargo Capital XV
9.750% due 12/29/2049		3,000	3,033
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		2,450	2,119

			123,994

Industrials 32.2%
Actuant Corp.
6.875% due 06/15/2017		100	76
Allied Waste North America, Inc.
7.250% due 03/15/2015		1,000	931
Allison Transmission, Inc.
11.000% due 11/01/2015		215	106
American Stores Co.
8.000% due 06/01/2026		10,500	6,615
AmeriGas Partners LP
7.125% due 05/20/2016		600	483
7.250% due 05/20/2015		3,350	2,747
ARAMARK Corp.
6.692% due 02/01/2015		1,600	1,216
8.500% due 02/01/2015		1,770	1,611
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,575	2,992
Berry Plastics Corp.
9.502% due 02/15/2015		4,700	3,266
Berry Plastics Holding Corp.
8.875% due 09/15/2014		150	66
Biomet, Inc.
10.375% due 10/15/2017 (b)		1,350	1,073
11.625% due 10/15/2017		11,300	9,718
Cascades, Inc.
7.250% due 02/15/2013		3,650	1,880
Celestica, Inc.
7.875% due 07/01/2011		1,915	1,752
Chart Industries, Inc.
9.125% due 10/15/2015		2,100	1,586
Charter Communications Operating LLC
8.375% due 04/30/2014		2,600	2,002
Colorado Interstate Gas Co.
5.950% due 03/15/2015		60	50
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		2,445	1,430
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		2,325	709
CSC Holdings, Inc.
7.625% due 04/01/2011		5,825	5,519
8.500% due 06/15/2015		1,750	1,549
Delhaize America, Inc.
8.050% due 04/15/2027		600	557
Delta Air Lines, Inc.
7.779% due 07/02/2013		905	783
Dex Media, Inc.
8.000% due 11/15/2013		1,900	361
Dex Media West LLC
8.500% due 08/15/2010		25	15
9.875% due 08/15/2013		1,325	318
Dynegy Holdings, Inc.
6.875% due 04/01/2011		250	220
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		238	233
EchoStar DBS Corp.
7.125% due 02/01/2016		7,225	6,069
El Paso Corp.
8.050% due 10/15/2030		1,775	1,165
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	546
8.375% due 08/01/2066		3,330	1,834
Ferrellgas Partners LP
6.750% due 05/01/2014		2,000	1,390
8.750% due 06/15/2012		2,600	1,833
First Data Corp.
9.875% due 09/24/2015		8,895	5,426
Ford Motor Co.
9.215% due 09/15/2021		800	188
Freeport-McMoRan Copper & Gold, Inc.
7.084% due 04/01/2015		600	397
8.375% due 04/01/2017		4,225	3,469
Freescale Semiconductor, Inc.
5.871% due 12/15/2014		1,000	345
8.875% due 12/15/2014		2,900	1,290
9.125% due 12/15/2014 (b)		1,875	441
General Motors Corp.
7.400% due 09/01/2025		145	25
8.250% due 07/15/2023		8,530	1,450
Georgia-Pacific LLC
7.250% due 06/01/2028		750	461
8.000% due 01/15/2024		7,950	5,406
8.125% due 05/15/2011		200	189
Goodyear Tire & Rubber Co.
6.318% due 12/01/2009		825	755
7.857% due 08/15/2011		600	501
Harrah’s Operating Co., Inc.
10.750% due 02/01/2016		4,732	1,372
HCA, Inc.
9.125% due 11/15/2014		1,490	1,386
9.250% due 11/15/2016		12,900	11,868
Health Management Associates, Inc.
6.125% due 04/15/2016		375	234
Hertz Corp.
8.875% due 01/01/2014		2,050	1,271
Ineos Group Holdings PLC
8.500% due 02/15/2016		7,100	674
Intergen NV
9.000% due 06/30/2017		4,030	3,325
JET Equipment Trust
7.630% due 08/15/2012 (a)		152	1
10.000% due 06/15/2012 (a)		363	254
Legrand France S.A.
8.500% due 02/15/2025		670	587
Norampac Industries, Inc.
6.750% due 06/01/2013		1,000	455
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		2,575	1,815
Nortel Networks Ltd.
9.002% due 07/15/2011		2,560	653
10.125% due 07/15/2013		3,200	864
OPTI Canada, Inc.
8.250% due 12/15/2014		2,060	1,123
Quebecor Media, Inc.
7.750% due 03/15/2016		5,200	3,536
Qwest Communications International, Inc.
7.500% due 02/15/2014		3,200	2,304
Reynolds American, Inc.
7.750% due 06/01/2018		200	164
RH Donnelley Corp.
6.875% due 01/15/2013		175	24
8.875% due 01/15/2016		12,090	1,874
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		650	504
SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)		5,855	3,103
Seagate Technology HDD Holdings
4.722% due 10/01/2009		2,250	2,070
6.375% due 10/01/2011		4,105	2,853
SemGroup LP
8.750% due 11/15/2015 (a)		6,730	269
Sensata Technologies BV
8.000% due 05/01/2014		8,070	3,672
Service Corp. International
7.625% due 10/01/2018		225	168
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	110
Sonat, Inc.
7.625% due 07/15/2011		4,065	3,727
Sungard Data Systems, Inc.
9.125% due 08/15/2013		4,799	4,175
TRW Automotive, Inc.
7.000% due 03/15/2014		5,000	2,675
United Rentals North America, Inc.
6.500% due 02/15/2012		2,000	1,590
Verso Paper Holdings LLC
6.942% due 08/01/2014		500	148
9.125% due 08/01/2014		3,000	1,200
West Corp.
9.500% due 10/15/2014		3,800	2,109
Williams Cos., Inc.
7.625% due 07/15/2019		1,900	1,487
Windstream Corp.
8.625% due 08/01/2016		4,100	3,649
Wynn Las Vegas LLC
6.625% due 12/01/2014		1,510	1,148

			151,485

Utilities 16.2%
AES Corp.
8.875% due 02/15/2011		730	686
Cincinnati Bell, Inc.
7.000% due 02/15/2015		770	593
Energy Future Holdings Corp.
10.875% due 11/01/2017		10,300	7,364
11.250% due 11/01/2017 (b)		875	429
Frontier Communications Corp.
9.000% due 08/15/2031		5,300	3,366
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		2,700	2,228
8.625% due 11/14/2011		1,000	940
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		4,200	3,150
Midwest Generation LLC
8.560% due 01/02/2016		10,435	9,965
NGPL PipeCo. LLC
7.119% due 12/15/2017		6,000	5,410
NRG Energy, Inc.
7.250% due 02/01/2014		5,905	5,536
7.375% due 02/01/2016		5,580	5,203
Oncor Electric Delivery Co.
7.250% due 01/15/2033		500	465
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200	1,137
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		3,850	3,792
Qwest Corp.
5.246% due 06/15/2013		1,000	750
6.500% due 06/01/2017		5,155	3,840
Reliant Energy, Inc.
6.750% due 12/15/2014		5,480	4,959
Sprint Capital Corp.
6.900% due 05/01/2019		2,175	1,547
7.625% due 01/30/2011		1,750	1,462
8.750% due 03/15/2032		3,200	2,164
Sprint Nextel Corp.
6.000% due 12/01/2016		5,400	3,812
Telesat Canada
11.000% due 11/01/2015		3,800	2,736
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,439	1,136
Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2015		2,665	1,905
10.500% due 11/01/2016 (b)		500	253
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		100	83
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (i)		1,851	1,560

			76,471

Total Corporate Bonds & Notes (Cost $503,836)			351,950

CONVERTIBLE BONDS & NOTES 1.8%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		3,075	892
Chesapeake Energy Corp.
2.250% due 12/15/2038		5,375	2,439
2.500% due 05/15/2037		325	191
CMS Energy Corp.
2.875% due 12/01/2024		650	566
Mylan, Inc.
1.250% due 03/15/2012		1,645	1,217
Nortel Networks Corp.
1.750% due 04/15/2012		2,000	295
2.125% due 04/15/2014		1,975	286
Qwest Communications International, Inc.
3.500% due 11/15/2025		2,850	2,412

Total Convertible Bonds & Notes (Cost $17,693)			8,298

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
5.500% due 09/01/2038 (e)		649	666

Total U.S. Government Agencies (Cost $639)			666

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets
0.701% due 09/25/2046		1,109	277
3.176% due 11/25/2046		1,394	474
6.250% due 06/25/2037		876	396
Countrywide Alternative Loan Trust
0.731% due 07/25/2046		500	51
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		900	638
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018		565	528
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047		500	270
Residential Accredit Loans, Inc.
0.801% due 03/25/2037		1,013	300

Total Mortgage-Backed Securities (Cost $4,425)			2,934

ASSET-BACKED SECURITIES 0.5%
Credit-Based Asset Servicing & Securitization LLC
0.581% due 04/25/2036		691	661
Ford Credit Auto Owner Trust
2.615% due 06/15/2012		1,700	1,543

Total Asset-Backed Securities (Cost $2,380)			2,204

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
Amadeus Global Travel Distribution S.A.
5.525% due 07/01/2013	EUR	1,452	909
Bombardier, Inc.
7.250% due 11/15/2016		775	662
Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	1,710
Lighthouse International Co. S.A.
8.000% due 04/30/2014		265	177
Nordic Telephone Co. Holdings ApS
4.509% due 11/30/2013		354	416
4.759% due 11/30/2014		427	504
8.250% due 05/01/2016		1,900	1,770
OI European Group BV
6.875% due 03/31/2017		300	311
Societe Generale
6.999% due 12/29/2049		900	822
UBS AG
7.152% due 12/29/2049		3,100	2,999
UPC Holding BV
7.750% due 01/15/2014		605	664
8.625% due 01/15/2014		400	448

Total Foreign Currency-Denominated Issues (Cost $16,688)			11,392

	Shares
CONVERTIBLE PREFERRED STOCKS 3.0%
American International Group, Inc.
8.500% due 01/15/2014		16,900	144
Bank of America Corp.
7.250% due 01/15/2014		9,025	5,880
Citigroup, Inc.
6.500% due 12/31/2049		25,450	719
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 01/15/2014		9,900	470
General Motors Corp.
5.250% due 03/06/2032		91,000	341
Wachovia Corp.
7.500% due 03/06/2032		8,675	6,506

Total Convertible Preferred Stocks (Cost $20,314)			14,060

PREFERRED STOCKS 0.0%
Lehman Brothers Holdings, Inc.
8.160% due 03/06/2032 (a)		4,000	20
Merrill Lynch & Co., Inc.
2.376% due 03/06/2032		16,000	127

Total Preferred Stocks (Cost $983)			147

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.1%
Commercial Paper 0.2%
BNP Paribas
2.092% due 01/16/2009		$850	850

Repurchase Agreements 4.4%
Barclays Capital, Inc.
0.050% due 01/02/2009		20,900	20,900
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $21,413. Repurchase proceeds are $20,900.)

U.S. Cash Management Bills 0.4%
0.401% due 04/29/2009 - 05/15/2009 (c)(d)		1,720	1,710

U.S. Treasury Bills 11.1%
0.460% due 01/02/2009 - 06/11/2009 (c)(d)		52,340	52,228

Total Short-Term Instruments (Cost $75,801)			75,688

PURCHASED OPTIONS (g) 14.8% (Cost $12,264)			69,380
Total Investments 119.7% (Cost $696,011)			$563,012
Written Options (h) (14.3%) (Premiums $11,513)			(67,256)
Other Assets and Liabilities (Net) (5.4%)			(25,440)

Net Assets 100.0%			$470,316

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $42,921 and cash of $1,000 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $666 and cash of $741 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2009	402	$2,363
90-Day Eurodollar September Futures	Long	09/2009	84	480
U.S. Treasury 10-Year Note March Futures	Long	03/2009	67	198

				$3,041

(f) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chrysler Financial	DUB	5.250%	09/20/2012	31.500%	$1,000	$(463)	$0	$(463)
Community Health Systems, Inc.	GSC	4.570%	09/20/2013	8.621%	4,050	(555)	0	(555)
General Electric Capital Corp.	CITI	4.100%	12/20/2013	3.708%	1,350	23	0	23
Georgia-Pacific LLC	CITI	4.700%	09/20/2013	9.705%	1,000	(166)	0	(166)
Georgia-Pacific LLC	CITI	4.650%	06/20/2015	9.458%	400	(77)	0	(77)
GMAC LLC	DUB	5.000%	03/20/2012	8.272%	1,000	(86)	(155)	69
GMAC LLC	DUB	7.230%	12/20/2012	8.147%	5,000	(134)	0	(134)
GMAC LLC	JPM	2.110%	03/20/2012	8.272%	1,000	(165)	0	(165)
GMAC LLC	MLP	5.000%	09/20/2013	8.063%	1,000	(109)	(262)	153
Nortel Networks Corp.	CITI	5.000%	03/20/2013	88.208%	150	(110)	(23)	(87)
Sanmina-SCI Corp.	CSFB	4.220%	09/20/2012	16.332%	600	(170)	0	(170)
SLM Corp.	BCLY	5.000%	12/20/2013	8.265%	1,100	(119)	(121)	2
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	13.737%	500	(14)	0	(14)

						$(2,145)	$(561)	$(1,584)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-9 Index 25-35%	MLP	4.530%	12/20/2010	$4,800	$(279)	$0	$(279)
CDX.HY-9 Index 25-35%	MLP	3.230%	12/20/2012	5,500	(1,213)	0	(1,213)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	6,900	(135)	(58)	(77)

					$(1,627)	$(58)	$(1,569)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	$73,600	$(3,314)	$(2,685)	$(629)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	18,200	(819)	(689)	(130)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	140,200	(6,313)	(5,040)	(1,273)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	172,970	(7,789)	(6,509)	(1,280)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY	20,000	1,748	400	1,348
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	27,800	2,429	(597)	3,026
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	11,600	1,130	870	260
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	33,410	7,272	2,012	5,260
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	21,900	4,767	1,661	3,106
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	23,500	5,115	1,699	3,416
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA	11,000	(3,013)	109	(3,122)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	6,400	(1,753)	(73)	(1,680)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	1,900	(266)	(230)	(36)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS	1,200	(168)	(145)	(23)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY	3,700	(1,252)	0	(1,252)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	14,000	(4,738)	(66)	(4,672)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI	11,800	(3,994)	126	(4,120)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	500	(11)	(43)	32
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	17,600	(8,004)	(1,110)	(6,894)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	1,300	(591)	20	(611)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	11,400	(5,185)	238	(5,423)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	12,300	(5,594)	320	(5,914)

						$(30,343)	$(9,732)	$(20,611)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Motorola, Inc.	7,875	3.670%	$40	01/23/2009	MLP	$(5)
Receive	SandRidge Energy, Inc.	80,000	3.785%	800	01/23/2009	MLP	(314)

							$(319)

(5) Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$177,500	$1,722	$8,755
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	510,000	4,539	29,029
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	153,900	1,684	8,760
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	401,200	4,319	22,836

							$12,264	$69,380

(h) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	$59,200	$1,652	$9,180
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	170,000	4,403	28,493
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	42,800	1,325	7,174
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	133,700	4,133	22,409

							$11,513	$67,256

(i) Restricted securities as of December 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,922	$1,560	0.33%

(j) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	BCLY	224	01/2009	$31	$0	$31
Sell		MSC	956	01/2009	0	(10)	(10)
Sell		RBS	9,350	01/2009	0	(1,183)	(1,183)
Sell	GBP	BCLY	332	01/2009	15	0	15
Sell		CITI	361	01/2009	16	0	16
Sell		UBS	320	01/2009	15	0	15

					$77	$(1,193)	$(1,116)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$6,650	$554,512	$1,850	$563,012
Other Financial Instruments++	3,041	(91,992)	(463)	(89,414)

Total	$9,691	$462,520	$1,387	$473,598

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$2,478	$151	$(20)	$7	$(790)	$24	$1,850
Other Financial Instruments++	(125)	0	0	0	(338)	0	(463)

Total	$2,353	$151	$(20)	$7	$(1,128)	$24	$1,387

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%
Commonwealth Bank of Australia
1.916% due 06/08/2009		$1,100	$1,094

Total Australia (Cost $1,100)			1,094

CAYMAN ISLANDS 0.0%
SHL Corp. Ltd.
1.589% due 12/25/2024	JPY	6,127	66

Total Cayman Islands (Cost $55)			66

CROATIA 0.0%
Croatia Government International Bond
3.938% due 07/30/2010		$546	512

Total Croatia (Cost $544)			512

FINLAND 0.7%
Sampo Housing Loan Bank PLC
2.500% due 09/23/2010	EUR	10,000	13,752

Total Finland (Cost $14,799)			13,752

FRANCE 0.1%
AXA S.A.
3.750% due 01/01/2017	EUR	1,357	2,069

Total France (Cost $1,232)			2,069

IRELAND 0.1%
Bank of Ireland
1.898% due 12/18/2009		$1,100	1,093

Total Ireland (Cost $1,101)			1,093

ITALY 0.2%
Siena Mortgages SpA
3.512% due 12/16/2038	EUR	2,468	3,195

Total Italy (Cost $3,025)			3,195

JERSEY, CHANNEL ISLANDS 0.4%
Haus Ltd.
3.457% due 12/10/2037	EUR	2,323	3,140
Lloyds TSB Capital
7.375% due 12/29/2049		5,250	5,259

Total Jersey, Channel Islands (Cost $6,921)			8,399

NETHERLANDS 3.2%
Delphinus BV
3.289% due 06/25/2066	EUR	171	230
Deutsche Telekom International Finance BV
1.678% due 03/23/2009		$52,630	52,166
Holland Euro-Denominated Mortgage-Backed Series
5.360% due 04/18/2012	EUR	248	341
Siemens Financieringsmaatschappij NV
2.182% due 08/14/2009		$12,150	12,163

Total Netherlands (Cost $65,324)			64,900

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	3,523	2,897

Total New Zealand (Cost $1,776)			2,897

NORWAY 0.7%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	10,000	14,140

Total Norway (Cost $15,225)			14,140

PORTUGAL 0.7%
Banco Espirito Santo S.A.
4.375% due 01/25/2011	EUR	10,000	14,086

Total Portugal (Cost $15,152)			14,086

SPAIN 0.7%
Bankinter S.A.
5.000% due 05/14/2010	EUR	10,000	14,056

Total Spain (Cost $15,365)			14,056

SUPRANATIONAL 0.2%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300	3,404

Total Supranational (Cost $3,276)			3,404

UNITED KINGDOM 18.4%
Bauhaus Securities Ltd.
5.180% due 10/30/2052	EUR	3,040	4,071
United Kingdom Gilt
4.500% due 12/07/2042	GBP	225,000	368,136

Total United Kingdom (Cost $361,992)			372,207

UNITED STATES 56.5%
Asset-Backed Securities 11.4%
Accredited Mortgage Loan Trust
0.591% due 04/25/2036		$321	315
ACE Securities Corp.
0.521% due 07/25/2036		49	48
0.521% due 08/25/2036		16	16
0.561% due 06/25/2037		5,032	4,406
AFC Home Equity Loan Trust
1.181% due 12/22/2027		39	23
American Express Credit Account Master Trust
1.695% due 02/15/2012		297	256
Ameriquest Mortgage Securities, Inc.
0.701% due 11/25/2035		789	627
Amortizing Residential Collateral Trust
0.761% due 07/25/2032		58	37
1.171% due 10/25/2031		567	518
Argent Securities, Inc.
0.521% due 10/25/2036		79	76
0.561% due 07/25/2036		4,800	4,315
Asset-Backed Funding Certificates
0.531% due 01/25/2037		1,257	1,087
0.821% due 06/25/2034		998	516
Asset-Backed Securities Corp. Home Equity
0.551% due 05/25/2037		2,013	1,668
BA Credit Card Trust
1.775% due 04/15/2013		2,000	1,819
Bear Stearns Asset-Backed Securities Trust
0.521% due 11/25/2036		69	62
0.551% due 10/25/2036		787	727
0.561% due 06/25/2047		4,056	3,565
0.671% due 06/25/2036		10,931	9,332
0.801% due 01/25/2036		484	442
0.921% due 03/25/2043		837	808
0.961% due 06/25/2036		1,900	785
1.131% due 10/25/2032		541	321
BNC Mortgage Loan Trust
0.571% due 05/25/2037		1,339	976
Carrington Mortgage Loan Trust
0.521% due 01/25/2037		1,100	1,020
0.631% due 01/25/2036		432	412
0.791% due 10/25/2035		1,543	1,335
Chase Credit Card Master Trust
1.365% due 09/15/2011		67,050	65,884
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033		36	24
Citicorp Residential Mortgage Securities, Inc.
0.561% due 03/25/2037		5,752	5,375
Citigroup Mortgage Loan Trust, Inc.
0.571% due 10/25/2036		414	380
0.581% due 03/25/2037		2,976	2,571
1.235% due 05/15/2036		1,167	785
Countrywide Asset-Backed Certificates
0.521% due 05/25/2037		2,444	2,276
0.521% due 03/25/2047		82	79
0.521% due 06/25/2047		1,820	1,670
0.541% due 12/25/2036		85	83
0.541% due 06/25/2037		616	573
0.551% due 06/25/2037		1,427	1,316
0.551% due 10/25/2047		1,050	921
0.571% due 07/25/2037		20,000	14,123
0.571% due 08/25/2037		1,600	1,134
0.571% due 09/25/2037		2,224	1,949
0.571% due 05/25/2047		173	151
0.571% due 09/25/2047		5,967	5,240
0.581% due 10/25/2046		1,958	1,809
0.661% due 06/25/2036		7,929	6,653
1.211% due 05/25/2032		153	116
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036		764	665
0.541% due 01/25/2037		999	669
0.561% due 12/25/2037		537	496
CS First Boston Mortgage Securities Corp.
1.091% due 01/25/2032		233	116
Equity One Asset-Backed Securities, Inc.
0.771% due 04/25/2034		553	178
Fieldstone Mortgage Investment Corp.
0.561% due 07/25/2036		1,668	1,603
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036		631	571
0.541% due 12/25/2036		871	782
0.841% due 12/25/2034		79	48
0.851% due 10/25/2034		7	6
Fremont Home Loan Trust
0.521% due 10/25/2036		1,523	1,383
0.531% due 01/25/2037		1,651	1,288
0.541% due 02/25/2037		174	169
GSAMP Trust
0.511% due 10/25/2046		135	128
0.541% due 09/25/2036		404	388
0.761% due 03/25/2034		28	27
GSR Mortgage Loan Trust
0.571% due 11/25/2030		1	1
HFC Home Equity Loan Asset-Backed Certificates
0.858% due 09/20/2033		1,809	1,355
Home Equity Asset Trust
1.071% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036		677	585
0.521% due 12/25/2036		658	585
Indymac Residential Asset-Backed Trust
0.521% due 11/25/2036		53	52
0.531% due 04/25/2037		869	814
0.551% due 07/25/2037		266	235
JPMorgan Mortgage Acquisition Corp.
0.521% due 07/25/2036		457	419
0.621% due 03/25/2037		10,000	6,223
1.465% due 11/25/2036		130	120
Lehman XS Trust
0.551% due 06/25/2046		87	84
0.551% due 11/25/2046		193	179
0.621% due 04/25/2037		413	296
Long Beach Mortgage Loan Trust
0.531% due 10/25/2036		123	117
0.751% due 10/25/2034		28	9
MASTR Asset-Backed Securities Trust
0.531% due 11/25/2036		1,006	940
0.581% due 02/25/2036		546	521
0.601% due 10/25/2036		3,905	3,593
MBNA Credit Card Master Note Trust
1.295% due 12/15/2011		4,800	4,664
Merrill Lynch Mortgage Investors, Inc.
0.541% due 08/25/2036		632	595
0.541% due 07/25/2037		125	118
0.551% due 09/25/2037		368	346
0.581% due 03/25/2037		3,448	3,290
Morgan Stanley ABS Capital I
0.521% due 09/25/2036		108	102
0.521% due 10/25/2036		661	627
0.531% due 05/25/2037		1,491	1,281
0.561% due 01/25/2037		20,000	15,700
0.571% due 04/25/2036		1,009	987
0.571% due 10/25/2036		10,000	8,014
0.571% due 11/25/2036		20,000	15,731
0.581% due 10/25/2036		600	469
Morgan Stanley Home Equity Loan Trust
0.581% due 02/25/2036		26	26
Nationstar Home Equity Loan Trust
0.531% due 06/25/2037		1,582	1,461
Park Place Securities, Inc.
0.731% due 09/25/2035		185	129
Residential Asset Mortgage Products, Inc.
0.541% due 11/25/2036		10	10
0.551% due 10/25/2036		120	112
Residential Asset Securities Corp.
0.541% due 11/25/2036		891	856
0.551% due 10/25/2036		85	82
Saxon Asset Securities Trust
0.531% due 10/25/2046		84	81
Securitized Asset-Backed Receivables LLC Trust
0.511% due 01/25/2037		538	481
0.521% due 09/25/2036		469	444
Soundview Home Equity Loan Trust
0.531% due 11/25/2036		1,082	991
0.551% due 01/25/2037		80	76
0.571% due 10/25/2036		41	40
Structured Asset Securities Corp.
0.521% due 10/25/2036		214	198
0.871% due 05/25/2034		20	16
4.900% due 04/25/2035		42	21
Washington Mutual Asset-Backed Certificates
0.531% due 10/25/2036		304	263
Wells Fargo Home Equity Trust
0.521% due 01/25/2037		531	511
0.701% due 10/25/2035		161	148

			231,140

CORPORATE BONDS & NOTES 16.4%
American Express Bank FSB
0.568% due 06/22/2009		8,500	8,264
American Express Credit Corp.
1.936% due 04/06/2009		1,100	1,076
1.961% due 03/02/2009		1,100	1,084
Amgen, Inc.
6.150% due 06/01/2018		6,000	6,376
Anadarko Petroleum Corp.
2.396% due 09/15/2009		700	670
AT&T, Inc.
2.959% due 02/05/2010		2,200	2,126
Bank of America Corp.
5.079% due 10/14/2016		10,000	7,164
Bear Stearns Cos. LLC
3.765% due 01/30/2009		15,200	15,201
Black & Decker Corp.
5.750% due 11/15/2016		5,000	4,204
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	6,578
Cardinal Health, Inc.
6.000% due 06/15/2017		5,000	4,567
Caterpillar Financial Services Corp.
2.216% due 06/24/2011		2,300	2,058
2.296% due 05/18/2009		1,100	1,090
Charter One Bank N.A.
3.585% due 04/24/2009		3,500	3,450
Cisco Systems, Inc.
2.233% due 02/20/2009		2,200	2,199
Citigroup Funding, Inc.
1.466% due 06/26/2009		25,000	24,488
Citigroup, Inc.
1.496% due 12/28/2009		12,540	11,832
2.325% due 08/13/2010		100	92
6.500% due 08/19/2013		300	303
Comcast Corp.
5.119% due 07/14/2009		2,200	2,170
Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,177
ConocoPhillips Australia Funding Co.
4.420% due 04/09/2009		1,596	1,594
Credit Suisse USA, Inc.
2.349% due 08/15/2010		17,073	15,847
Daimler Finance North America LLC
2.346% due 03/13/2009		26,000	25,988
Fortune Brands, Inc.
5.375% due 01/15/2016		5,700	4,768
General Electric Capital Corp.
4.519% due 10/21/2010		3,400	3,158
General Mills, Inc.
4.189% due 01/22/2010		2,200	2,114
Goldman Sachs Group, Inc.
1.766% due 06/28/2010		20,320	18,606
HSBC Finance Corp.
1.668% due 06/19/2009		2,200	2,142
2.632% due 06/01/2016		3,000	1,818
5.002% due 01/15/2014		5,000	3,447
International Lease Finance Corp.
4.842% due 04/20/2009		285	274
JPMorgan Chase & Co.
0.521% due 06/26/2009		1,100	1,090
Kroger Co.
5.500% due 02/01/2013		100	99
Lehman Brothers Holdings, Inc.
3.052% due 11/10/2009 (a)		14,020	1,332
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		6,000	3,648
Marriott International, Inc.
6.375% due 06/15/2017		6,000	4,190
Maytag Corp.
5.000% due 05/15/2015		5,700	4,545
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009		200	194
5.450% due 02/05/2013		100	96
Mohawk Industries, Inc.
6.125% due 01/15/2016		6,000	4,551
NiSource Finance Corp.
6.150% due 03/01/2013		5,000	3,856
Nucor Corp.
5.750% due 12/01/2017		5,700	5,643
RR Donnelley & Sons Co.
4.950% due 04/01/2014		5,800	4,401
Safeway, Inc.
1.816% due 03/27/2009		1,080	1,068
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	2,754
Time Warner, Inc.
2.405% due 11/13/2009		1,100	1,059
U.S. Bancorp
0.501% due 04/28/2009		1,250	1,246
Valero Energy Corp.
6.125% due 06/15/2017		6,000	5,127
Wachovia Bank N.A.
1.538% due 03/23/2009		2,250	2,235
2.153% due 02/23/2009		400	399
Wachovia Mortgage FSB
2.342% due 03/02/2009		1,100	1,093
2.428% due 05/08/2009		75,000	74,003
Wells Fargo & Co.
4.919% due 01/12/2011		20,530	19,795

			332,349

MORTGAGE-BACKED SECURITIES 5.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		63	44
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		192	163
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		464	390
4.625% due 10/25/2035		353	271
Bear Stearns Alt-A Trust
5.667% due 08/25/2036		104	48
5.835% due 02/25/2036		331	164
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037		1,738	1,497
CC Mortgage Funding Corp.
0.651% due 07/25/2036		298	142
Citigroup Mortgage Loan Trust, Inc.
4.684% due 08/25/2035		330	275
Countrywide Alternative Loan Trust
0.588% due 09/20/2046		75	73
0.631% due 02/25/2047		422	173
0.651% due 05/25/2047		2,627	1,083
0.661% due 08/25/2046		621	243
0.661% due 11/25/2046		1,083	442
0.688% due 02/20/2047		14,826	6,104
0.718% due 03/20/2046		1,293	534
0.731% due 12/25/2035		232	99
0.751% due 12/25/2035		858	389
0.751% due 02/25/2037		418	207
0.771% due 08/25/2035		1,463	692
0.771% due 12/25/2035		2,587	1,266
0.791% due 11/25/2035		16,982	7,818
0.821% due 09/25/2035		5,400	2,446
Countrywide Home Loan Mortgage Pass-Through Trust
0.701% due 05/25/2035		540	266
0.761% due 03/25/2035		2,447	1,143
0.761% due 04/25/2035		31	14
0.771% due 03/25/2035		171	80
0.791% due 03/25/2035		13,009	5,898
0.801% due 02/25/2035		40	20
0.851% due 09/25/2034		49	23
4.713% due 08/25/2034		205	125
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500	389
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		87	75
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.571% due 10/25/2036		115	107
Downey Savings & Loan Association Mortgage Loan Trust
0.791% due 03/19/2045		2,326	1,117
0.841% due 08/19/2045		851	395
0.911% due 08/19/2045		5,306	2,471
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		129	115
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		2,431	1,955
0.551% due 01/25/2047		1,440	1,325
0.701% due 06/25/2045		5,294	2,588
GSR Mortgage Loan Trust
6.000% due 03/25/2032		3	3
Harborview Mortgage Loan Trust
0.671% due 01/19/2038		4,726	4,236
0.771% due 01/19/2038		1,273	509
0.801% due 05/19/2035		2,585	1,209
0.821% due 06/19/2035		720	333
0.821% due 01/19/2036		383	178
0.821% due 03/19/2036		4,838	2,065
0.831% due 01/19/2036		6,081	2,817
0.848% due 06/20/2035		224	108
0.891% due 11/19/2035		852	390
0.911% due 09/19/2035		67	31
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037		5,135	4,774
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046		219	200
0.571% due 01/25/2037		116	110
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		300	229
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021		56	42
MLCC Mortgage Investors, Inc.
1.575% due 03/15/2025		12	9
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		109	60
Residential Accredit Loans, Inc.
0.571% due 09/25/2046		210	147
0.681% due 04/25/2046		386	163
0.771% due 08/25/2035		296	144
Sequoia Mortgage Trust
0.858% due 07/20/2033		2,889	2,066
0.931% due 10/19/2026		55	44
3.745% due 10/20/2034		1,270	863
Structured Asset Mortgage Investments, Inc.
0.541% due 08/25/2036		136	128
0.871% due 07/19/2034		20	11
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036		51	49
Thornburg Mortgage Securities Trust
0.581% due 11/25/2046		364	302
0.591% due 03/25/2046		2,000	1,981
0.591% due 09/25/2046		336	279
0.741% due 03/25/2044		311	185
Wachovia Bank Commercial Mortgage Trust
1.275% due 06/15/2020		31,469	22,336
1.285% due 09/15/2021		547	418
WaMu Mortgage Pass-Through Certificates
0.701% due 04/25/2045		261	124
0.761% due 10/25/2045		102	56
0.781% due 01/25/2045		65	34
0.791% due 01/25/2045		63	32
0.791% due 07/25/2045		72	30
1.011% due 12/25/2027		173	144
3.066% due 12/25/2046		424	181
3.256% due 08/25/2046		57,461	22,226
3.456% due 11/25/2042		12	10
3.656% due 08/25/2042		47	33
3.756% due 11/25/2046		1,237	853
4.269% due 10/25/2046		142	57
4.375% due 02/27/2034		45	36
Wells Fargo Mortgage-Backed Securities Trust
3.741% due 09/25/2034		1,015	743
4.500% due 11/25/2018		205	193
4.950% due 03/25/2036		430	282
5.205% due 04/25/2036		76	51

			114,173

U.S. GOVERNMENT AGENCIES 23.0%
Fannie Mae
0.591% due 03/25/2034		45	44
0.621% due 08/25/2034		26	24
0.821% due 09/25/2042		139	121
0.871% due 06/25/2029		28	27
4.500% due 05/25/2015 - 02/25/2021		1,459	1,473
4.521% due 11/01/2034		195	192
4.938% due 12/01/2034		68	68
5.000% due 12/01/2036 - 03/01/2037		134,284	137,287
5.110% due 12/01/2030		5	5
5.500% due 09/25/2024 - 11/01/2038		173,969	175,872
6.000% due 06/01/2031 - 07/25/2044		98,341	101,382
6.060% due 03/01/2023		485	517
6.500% due 05/01/2028 - 07/01/2029		335	351
7.000% due 09/25/2023		102	109
8.800% due 01/25/2019		147	152
Federal Home Loan Bank
2.689% due 05/05/2009		2,200	2,203
Freddie Mac
0.621% due 09/25/2035		5,316	3,399
0.751% due 09/25/2031		84	78
1.425% due 02/15/2019		30,698	29,513
1.645% due 12/15/2031		7	7
3.678% due 10/25/2044		276	265
3.679% due 02/25/2045		127	115
3.878% due 07/25/2044		87	78
4.500% due 11/15/2013 - 02/15/2020		797	807
5.000% due 03/15/2016 - 03/15/2025		1,398	1,417
5.397% due 10/01/2036		353	355
6.500% due 07/15/2028		2,302	2,402
Ginnie Mae
4.625% due 08/20/2022 - 09/20/2026		544	535
5.125% due 11/20/2022 - 11/20/2024		848	839
5.375% due 03/20/2022 - 06/20/2030		2,030	2,032
6.000% due 08/20/2034		645	659
7.500% due 09/15/2025 - 11/15/2030		2,310	2,489
8.500% due 05/15/2028 - 07/15/2030		25	27
Small Business Administration
4.625% due 02/01/2025		144	145
5.090% due 10/01/2025		79	80

			465,069

Total United States (Cost $1,300,396)			1,142,731

SHORT-TERM INSTRUMENTS 36.3%
Certificates of Deposit 4.8%
Barclays Bank PLC
2.006% due 03/13/2009		$26,025	25,928
Calyon Financial, Inc.
1.501% due 06/29/2010		15,000	14,530
Unicredito Italiano NY
1.795% due 05/15/2009		55,800	55,774

			96,232

Commercial Paper 4.9%
Bank of America Corp.
3.170% due 02/12/2009		22,600	22,518
Freddie Mac
0.120% due 01/22/2009		32,900	32,898
Goldman Sachs Group, Inc.
3.250% due 01/22/2009		11,900	11,879
Morgan Stanley
3.800% due 01/22/2009		31,600	31,533

			98,828

Repurchase Agreements 20.0%
JPMorgan Chase Bank N.A.
0.400% due 01/05/2009		33,000	33,000
(Dated 12/30/2008. Collateralized by Fannie Mae 5.500% due 07/01/2036 valued at $33,825. Repurchase proceeds are $33,001.)
UBS Securities LLC
0.040% due 01/02/2009		61,200	61,200
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 2.200% due 03/25/2009 valued at $62,600. Repurchase proceeds are $61,200.)
0.040% due 01/05/2009		250,000	250,000
(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 4.125% due 05/15/2015 valued at $252,856. Repurchase proceeds are $250,001.)
0.050% due 01/05/2009		60,000	60,000
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 5.000% due 12/21/2015 valued at $61,073. Repurchase proceeds are $60,000.)

			404,200

U.S. Cash Management Bills 0.3%
0.917% due 04/29/2009 - 05/15/2009 (b)(c)(f)		5,950	5,913

U.S. Treasury Bills 6.3%
0.193% due 01/15/2009 - 06/11/2009 (b)(c)(d)(f)		128,300	128,108

Total Short-Term Instruments (Cost $734,046)			733,281

PURCHASED OPTIONS (h) 0.6% (Cost $5,124)			11,269

Total Investments 118.8% (Cost $2,546,453)			$2,403,151
Other Assets and Liabilities (Net) (18.8%)			(380,367)

Net Assets 100.0%			$2,022,784

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $87,913 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Securities with an aggregate market value of $3,881 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $5,000 at a weighted average interest rate of 2.750%. On December 31, 2008, there were no open reverse repurchase agreements.

(f) Cash of $8,878 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2009	775	$7,735
U.S. Treasury 5-Year Note March Futures	Long	03/2009	14	20
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	15	157
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	3,050	10,524
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4,000	2,970
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	750	3,541

				$24,947

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Amgen, Inc.	MSC	(1.030%)	06/20/2018	0.875%	$6,000	$(78)	$(78)	$0
Black & Decker Corp.	BOA	(0.950%)	12/20/2016	1.809%	5,000	276	147	129
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%)	12/20/2013	0.726%	7,000	84	0	84
Cardinal Health, Inc.	DUB	(0.610%)	06/20/2017	0.781%	5,000	63	35	28
Computer Sciences Corp.	BOA	(1.160%)	03/20/2018	1.000%	6,000	(78)	(91)	13
Fortune Brands, Inc.	BOA	(0.812%)	03/20/2016	2.100%	5,700	433	237	196
Macy’s Retail Holdings, Inc.	DUB	(2.780%)	12/20/2016	6.099%	6,000	919	4	915
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	5.035%	6,000	1,141	611	530
Maytag Corp.	DUB	(0.650%)	06/20/2015	1.250%	5,700	198	3	195
Mohawk Industries, Inc.	UBS	(1.550%)	03/20/2016	3.361%	6,000	602	326	276
NiSource Finance Corp.	JPM	(2.960%)	03/20/2013	5.985%	5,000	507	0	507
Nucor Corp.	BOA	(0.365%)	12/20/2017	1.428%	5,700	452	399	53
RR Donnelley & Sons Co.	BOA	(1.030%)	06/20/2014	3.441%	5,800	632	242	390
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%)	06/20/2018	6.247%	5,000	1,300	566	734
Valero Energy Corp.	CITI	(1.930%)	06/20/2017	3.492%	6,000	585	0	585

						$7,036	$2,401	$4,635

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	$22,500	$(1,249)	$0	$(1,249)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.461%	6,000	(385)	0	(385)
General Electric Capital Corp.	CITI	0.800%	03/20/2009	4.538%	2,100	(17)	0	(17)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.461%	7,000	(425)	0	(425)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	4.476%	12,500	(683)	0	(683)

						$(2,759)	$0	$(2,759)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY	EUR	1,000	$25	$0	$25
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	19	0	19
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	252,200	6,529	905	5,624
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		$500	40	33	7
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		10,700	850	706	144
Pay	3-Month USD-LIBOR	3.000%	12/16/2039	BNP		3,300	105	128	(23)
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB	AUD	729,550	42,817	(3,556)	46,373
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP	EUR	11,900	573	19	554
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	CSFB		280,000	22,396	1,024	21,372
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		4,900	392	(16)	408
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	RBC		280,000	22,396	960	21,436
Pay	6-Month EUR-LIBOR	3.500%	09/16/2014	JPM		8,000	52	(39)	91
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	300,000	3,625	(1,313)	4,938
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	GSC		710,000	19,435	(2,588)	22,023
Pay	6-Month GBP-LIBOR	5.500%	09/20/2009	JPM		725,000	14,730	(2,074)	16,804
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		386,800	19,777	(11,163)	30,940
Pay	6-Month GBP-LIBOR	3.500%	03/17/2012	BCLY		520,900	3,773	1,219	2,554
Pay	6-Month GBP-LIBOR	3.500%	03/17/2012	HSBC		161,500	1,170	222	948
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		80,000	7,737	(3,038)	10,775
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		314,600	39,983	553	39,430
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		39,300	4,995	17	4,978
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	BCLY		75,000	8,740	(170)	8,910
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		110,900	12,923	(276)	13,199
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	MSC		73,900	8,612	(96)	8,708
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		11,100	1,293	(21)	1,314
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		68,400	7,321	(206)	7,527
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	HSBC		30,700	355	(15)	370
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		32,600	(5,693)	989	(6,682)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		32,700	(5,897)	1,309	(7,206)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		34,700	(6,060)	1,219	(7,279)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		16,100	(1,503)	(107)	(1,396)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		261,800	(24,443)	17,434	(41,877)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	JPM		22,400	(2,091)	(388)	(1,703)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		83,500	(35,527)	0	(35,527)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	RBS		36,500	(11,533)	(2,730)	(8,803)
Receive	6-Month GBP-LIBOR	4.750%	03/18/2039	BCLY		100,850	(38,567)	(16,560)	(22,007)
Receive	6-Month GBP-LIBOR	4.750%	03/18/2039	HSBC		126,100	(48,088)	(20,921)	(27,167)

							$71,261	$(38,540)	$109,801

(h) Purchased options outstanding on December 31, 2008:

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010	$17,000	$716	$113
Put - OTC USD versus JPY		105.200	03/31/2010	17,000	716	3,005
Call - OTC USD versus JPY		105.400	03/31/2010	44,000	1,846	285
Put - OTC USD versus JPY		105.400	03/31/2010	44,000	1,846	7,866

					$5,124	$11,269

(i) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/01/2024	$1,800	$1,829	$1,848
Fannie Mae	5.000%	01/01/2039	150,000	147,656	153,164
Fannie Mae	5.500%	01/01/2039	167,600	167,718	171,816
Fannie Mae	6.000%	01/01/2039	157,400	160,228	162,048
Freddie Mac	5.500%	01/01/2039	130	132	133

				$477,563	$489,009

(j) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	CITI	40,247	01/2009	$0	$(1,748)	$(1,748)
Sell		DUB	2,982	01/2009	0	(94)	(94)
Sell		GSC	17,033	01/2009	0	(859)	(859)
Buy	BRL	BCLY	130,964	02/2009	189	0	189
Sell		BCLY	136,563	02/2009	0	(6,892)	(6,892)
Buy		HSBC	370	06/2009	0	(45)	(45)
Buy	EUR	BNP	6,100	01/2009	843	0	843
Sell		BOA	11,839	01/2009	0	(1,164)	(1,164)
Buy		DUB	1,823	01/2009	48	0	48
Buy		JPM	5,000	01/2009	0	(22)	(22)
Buy		RBS	1,585	01/2009	200	0	200
Sell		RBS	83,125	01/2009	0	(10,516)	(10,516)
Buy	GBP	BCLY	183	01/2009	0	(15)	(15)
Sell		BCLY	73,034	01/2009	4,552	0	4,552
Sell		CITI	13,574	01/2009	610	0	610
Buy		MSC	13,823	01/2009	0	(721)	(721)
Sell		MSC	2,172	01/2009	91	0	91
Buy		RBS	22,936	01/2009	0	(834)	(834)
Sell		RBS	50,000	01/2009	2,896	0	2,896
Sell		UBS	12,036	01/2009	547	0	547
Sell	JPY	BCLY	583,180	01/2009	0	(313)	(313)
Sell		CITI	586,631	01/2009	0	(298)	(298)
Sell		UBS	1,086,837	01/2009	0	(586)	(586)
Sell	KRW	BCLY	13,225,526	02/2009	2,036	0	2,036
Buy		MLP	15,448,846	02/2009	0	(2,815)	(2,815)
Buy	MXN	CITI	489	05/2009	0	(11)	(11)
Buy	MYR	BCLY	27,551	02/2009	161	0	161
Sell		CITI	94,528	02/2009	0	(1,064)	(1,064)
Buy		DUB	52,490	02/2009	104	0	104
Sell		DUB	159,576	02/2009	0	(2,205)	(2,205)
Sell		HSBC	127,370	02/2009	0	(1,763)	(1,763)
Buy		JPM	391,614	02/2009	231	(8,640)	(8,409)
Sell		JPM	90,180	02/2009	0	(1,182)	(1,182)
Buy		BCLY	23,053	04/2009	61	0	61
Buy		BOA	19,620	04/2009	60	0	60
Buy		CITI	39,520	04/2009	162	0	162
Buy		HSBC	28,696	04/2009	179	0	179
Sell		JPM	110,888	04/2009	0	(1,777)	(1,777)
Sell	NZD	RBS	6,316	01/2009	48	0	48
Buy	RUB	BCLY	1,258,731	05/2009	0	(11,714)	(11,714)
Buy		JPM	865,638	05/2009	0	(6,827)	(6,827)
Sell		UBS	2,124,369	05/2009	25,670	0	25,670
Buy	SGD	CITI	99,869	04/2009	785	0	785
Buy		DUB	63,406	04/2009	974	0	974
Sell		DUB	249,280	04/2009	0	(8,765)	(8,765)
Buy		HSBC	24,749	04/2009	232	0	232
Sell		HSBC	12,326	04/2009	0	(353)	(353)
Buy		RBS	42,116	04/2009	535	0	535
Buy		UBS	31,465	04/2009	537	0	537
Buy		CITI	3,757	07/2009	44	0	44
Buy		HSBC	37,621	07/2009	57	0	57
Sell		HSBC	44,665	07/2009	0	(1,173)	(1,173)
Buy		JPM	3,287	07/2009	95	0	95

					$41,947	$(72,396)	$(30,449)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$2,403,085	$66	$2,403,151
Short Sales, at value	0	(489,009)	0	(489,009)
Other Financial Instruments++	24,948	81,183	44	106,175

Total	$24,948	$1,995,259	$110	$2,020,317

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$1,299	$(101)	$3	$3	$(228)	$(910)	$66
Other Financial Instruments++	(39)	0	0	0	83	0	44

Total	$1,260	$(101)	$3	$3	$(145)	$(910)	$110

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 70.1%
Banking & Finance 52.1%
Ace INA Holdings, Inc.
5.800% due 03/15/2018		$1,000	$902
AFLAC, Inc.
6.500% due 04/15/2009		1,000	1,001
AGFC Capital Trust I
6.000% due 01/15/2067		3,080	736
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		15,000	14,780
American Express Bank FSB
0.568% due 10/20/2009		10,000	9,535
1.275% due 07/13/2010		2,900	2,652
5.500% due 04/16/2013		20,400	19,342
6.000% due 09/13/2017		20,200	18,949
American Express Centurion Bank
1.275% due 07/13/2010		28,800	26,121
6.000% due 09/13/2017		20,000	18,762
American Express Co.
6.150% due 08/28/2017		2,600	2,511
6.800% due 09/01/2066		1,405	728
7.000% due 03/19/2018		40,000	40,514
8.150% due 03/19/2038		11,800	13,573
American Express Credit Corp.
5.875% due 05/02/2013		46,505	44,685
American International Group, Inc.
4.612% due 10/18/2011		5,000	3,597
5.450% due 05/18/2017		8,090	5,355
5.850% due 01/16/2018		27,780	18,650
6.250% due 05/01/2036		5,000	2,814
6.250% due 03/15/2037		16,000	5,990
8.175% due 05/15/2058		116,500	45,376
8.250% due 08/15/2018		14,700	10,775
ANZ National International Ltd.
6.200% due 07/19/2013		37,000	35,834
AXA S.A.
6.463% due 12/14/2018		10,000	4,374
BAC Capital Trust XIV
5.630% due 12/31/2049		20	8
Bank of America Corp.
4.750% due 08/01/2015		2,400	2,267
5.079% due 10/14/2016		5,000	3,582
5.375% due 08/15/2011		25	25
5.625% due 10/14/2016		300	295
5.650% due 05/01/2018		30,240	30,474
5.750% due 12/01/2017		20,000	20,003
6.000% due 09/01/2017		10,800	10,987
8.000% due 12/29/2049		94,890	68,351
8.125% due 12/29/2049		75,900	56,868
Bank of America N.A.
6.100% due 06/15/2017		15,000	14,814
Bank of Ireland
1.898% due 12/18/2009		2,000	1,988
Barclays Bank PLC
5.450% due 09/12/2012		8,100	8,210
6.050% due 12/04/2017		21,100	18,645
6.860% due 09/29/2049		360	180
7.434% due 09/29/2049		21,500	10,884
7.700% due 04/29/2049		40,350	26,739
Bear Stearns Cos. LLC
2.359% due 08/15/2011		1,645	1,480
2.456% due 09/09/2009		25	25
3.765% due 01/30/2009		275	275
4.902% due 07/19/2010		600	581
6.400% due 10/02/2017		40,000	41,637
6.950% due 08/10/2012		24,060	25,008
7.250% due 02/01/2018		25,245	27,711
Bear Stearns Cos., LLC
5.550% due 01/22/2017		7,630	7,275
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		90	93
BNP Paribas
2.386% due 12/09/2016		1,000	825
5.186% due 06/29/2049		17,700	10,087
7.195% due 06/29/2049		5,600	3,568
CIT Group, Inc.
2.302% due 06/08/2009		2,600	2,538
2.425% due 02/13/2012		10,000	7,854
3.796% due 07/28/2011		5,000	4,109
Citigroup Capital XXI
8.300% due 12/21/2057		27,500	21,257
Citigroup, Inc.
2.325% due 08/13/2010		100	92
2.386% due 05/18/2010		10,000	9,240
3.505% due 01/30/2009		500	500
5.000% due 09/15/2014		17,300	15,235
5.500% due 04/11/2013		16,910	16,480
5.875% due 05/29/2037		30	30
6.000% due 08/15/2017		19,000	18,944
6.125% due 11/21/2017		66,510	67,325
6.125% due 05/15/2018		24,460	24,776
6.125% due 08/25/2036		13,900	12,491
6.500% due 08/19/2013		500	505
6.625% due 06/15/2032		10,000	9,566
6.875% due 03/05/2038		220	251
8.400% due 04/29/2049		88,285	58,404
CNA Financial Corp.
5.850% due 12/15/2014		2,000	1,463
6.000% due 08/15/2011		2,000	1,655
Commonwealth Bank of Australia
1.916% due 06/08/2009		300	299
6.024% due 03/29/2049		8,015	4,631
Countrywide Financial Corp.
1.686% due 03/24/2009		6,350	6,299
6.250% due 05/15/2016		4,000	3,804
Countrywide Home Loans, Inc.
6.250% due 04/15/2009		200	200
Credit Agricole S.A.
6.637% due 05/29/2049		24,035	10,777
Credit Suisse New York
5.000% due 05/15/2013		26,500	25,529
Credit Suisse USA, Inc.
2.407% due 03/02/2011		3,000	2,751
4.992% due 01/15/2010		1,800	1,717
6.125% due 11/15/2011		170	172
Danske Bank A/S
5.914% due 12/29/2049		10,100	5,340
FIA Card Services N.A.
7.125% due 11/15/2012		1,300	1,330
First Union Capital I
7.935% due 01/15/2027		10,525	8,754
Fleet Capital Trust V
2.848% due 12/18/2028		3,000	2,131
General Electric Capital Corp.
4.250% due 12/01/2010		30	30
5.450% due 01/15/2013		50	50
5.625% due 05/01/2018		45,050	45,458
5.875% due 01/14/2038		119,300	117,179
6.375% due 11/15/2067		2,785	1,753
6.750% due 03/15/2032		2,800	2,986
GMAC LLC
6.750% due 12/01/2014		100	68
6.875% due 08/28/2012		100	76
8.000% due 11/01/2031		120	70
Goldman Sachs Capital II
5.793% due 12/29/2049		10	4
Goldman Sachs Group, Inc.
0.554% due 12/23/2009		11,000	10,433
2.886% due 02/06/2012		5,600	4,745
3.875% due 01/15/2009		2,500	2,499
4.500% due 06/15/2010		125	123
5.350% due 01/15/2016		100	91
5.450% due 11/01/2012		50	48
5.700% due 09/01/2012		800	763
5.750% due 10/01/2016		5,000	4,692
5.950% due 01/18/2018		34,200	32,483
6.150% due 04/01/2018		30,145	29,018
6.250% due 09/01/2017		52,100	50,601
6.450% due 05/01/2036		9,700	7,554
6.750% due 10/01/2037		60,000	48,847
HBOS Capital Funding LP
6.071% due 06/29/2049		13,000	4,812
HBOS PLC
5.375% due 11/29/2049		6,400	3,127
5.920% due 09/29/2049		13,000	4,927
6.000% due 11/01/2033		3,300	2,260
6.750% due 05/21/2018		18,200	16,044
HSBC Bank USA N.A.
4.625% due 04/01/2014		500	464
7.000% due 01/15/2039		25,000	27,726
HSBC Capital Funding LP
4.610% due 12/29/2049		17,150	9,336
HSBC Finance Corp.
2.179% due 03/12/2010		2,500	2,280
2.598% due 08/09/2011		22,500	18,537
6.750% due 05/15/2011		130	130
HSBC Holdings PLC
6.500% due 05/02/2036		24,500	24,955
6.500% due 09/15/2037		17,600	17,933
6.800% due 06/01/2038		11,200	11,874
7.625% due 05/17/2032		730	789
International Lease Finance Corp.
3.500% due 04/01/2009		2,500	2,374
5.250% due 01/10/2013		5,000	3,396
JPMorgan Chase & Co.
4.720% due 01/17/2011		600	562
4.750% due 05/01/2013		135	133
5.125% due 09/15/2014		135	131
5.150% due 10/01/2015		200	189
5.750% due 01/02/2013		5,000	5,077
6.400% due 05/15/2038		25,000	29,681
7.000% due 11/15/2009		75	76
7.900% due 04/29/2049		16,000	13,344
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		30,000	30,311
JPMorgan Chase Capital XIII
2.418% due 09/30/2034		3,000	2,154
JPMorgan Chase Capital XX
6.550% due 09/29/2036		2,100	1,780
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)		2,000	190
2.907% due 11/16/2009 (a)		9,946	945
2.951% due 05/25/2010 (a)		6,772	643
2.988% due 11/27/2030 (a)		6,000	525
4.375% due 11/30/2010 (a)		2,850	285
4.500% due 07/26/2010 (a)		140	14
5.250% due 02/06/2012 (a)		75	8
5.875% due 11/15/2017 (a)		8,150	815
6.875% due 05/02/2018 (a)		16,693	1,669
6.875% due 07/17/2037 (a)		2,100	0
7.500% due 05/11/2038 (a)		10,000	1
Lehman Brothers Holdings, Inc. CPI Linked Bond
7.020% due 05/12/2014		5,190	493
Lloyds TSB Group PLC
6.267% due 11/29/2049		10,000	3,688
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,000	1,948
MBNA Capital B
3.992% due 02/01/2027		2,000	1,197
Merrill Lynch & Co., Inc.
3.079% due 02/05/2010		100	95
5.450% due 02/05/2013		600	577
5.450% due 07/15/2014		1,275	1,262
6.050% due 08/15/2012		24,000	23,697
6.400% due 08/28/2017		33,000	33,116
6.875% due 04/25/2018		70,540	73,914
MetLife, Inc.
6.400% due 12/15/2036		20	12
Metropolitan Life Global Funding I
2.246% due 03/15/2012		300	237
2.395% due 08/13/2012		2,250	1,720
5.125% due 04/10/2013		9,000	8,394
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		1,500	1,333
Morgan Stanley
1.285% due 01/15/2010		2,500	2,293
4.232% due 05/14/2010		235	219
4.620% due 01/09/2014		5,240	3,633
4.750% due 04/01/2014		5,125	3,909
4.752% due 01/18/2011		3,600	3,067
4.952% due 10/18/2016		7,000	4,825
5.232% due 10/15/2015		2,000	1,372
5.450% due 01/09/2017		5,000	4,128
5.550% due 04/27/2017		930	769
5.625% due 01/09/2012		4,512	4,282
5.750% due 08/31/2012		40,000	37,326
5.750% due 10/18/2016		10,000	8,415
6.000% due 04/28/2015		90,400	78,089
6.250% due 08/28/2017		10,700	9,130
6.600% due 04/01/2012		1,060	1,026
6.625% due 04/01/2018		56,500	49,649
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		25,820	18,014
National Australia Bank Ltd.
5.350% due 06/12/2013		20,000	19,295
National City Bank
1.620% due 06/18/2010		1,100	1,031
National City Bank of Kentucky
6.300% due 02/15/2011		2,350	2,265
National City Bank of Pennsylvania
7.250% due 10/21/2011		853	815
Pacific Life Global Funding
5.150% due 04/15/2013		9,000	8,464
Pricoa Global Funding I
3.565% due 01/30/2012		300	226
Rabobank Capital Funding II
5.260% due 12/29/2049		8,510	4,506
Rabobank Capital Funding Trust
5.254% due 12/29/2049		19,040	10,454
RBS Capital Trust III
5.512% due 09/29/2049		26,000	10,404
Resona Bank Ltd.
5.850% due 09/29/2049		6,900	3,916
Royal Bank of Scotland Group PLC
5.019% due 04/11/2016		40,000	34,430
6.990% due 10/29/2049		14,970	7,008
7.640% due 03/31/2049		600	239
9.118% due 03/31/2049		10,045	8,578
Santander Issuances S.A Unipersonal
5.805% due 06/20/2016		600	540
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		12,900	8,217
SLM Corp.
3.675% due 07/27/2009		9,140	8,617
3.765% due 10/25/2011		2,500	1,917
4.000% due 01/15/2010		110	100
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		8,800	5,981
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049		6,750	6,430
State Street Capital Trust III
8.250% due 12/29/2049		3,000	2,320
State Street Capital Trust IV
2.996% due 06/15/2037		15,500	6,842
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		5,600	4,153
SunTrust Capital VIII
6.100% due 12/15/2036		180	127
Tiers Trust
8.125% due 09/15/2017		642	803
UBS AG
3.779% due 05/05/2010		1,100	1,098
5.750% due 04/25/2018		18,000	16,365
5.875% due 12/20/2017		11,840	10,895
UBS Preferred Funding Trust V
6.243% due 05/29/2049		12,000	6,562
UFJ Finance Aruba AEC
6.750% due 07/15/2013		26,512	25,938
USB Capital IX
6.189% due 04/15/2049		14,300	6,724
Wachovia Bank N.A.
1.538% due 03/23/2009		800	795
2.326% due 03/15/2016		4,000	2,897
3.032% due 05/14/2010		10,300	9,891
Wachovia Capital Trust III
5.800% due 03/15/2065		34,340	20,270
Wachovia Corp.
2.252% due 12/01/2009		2,200	2,132
5.500% due 05/01/2013		59,000	58,397
5.750% due 02/01/2018		27,000	27,101
7.980% due 02/28/2049		21,000	17,948
Wells Fargo & Co.
1.558% due 03/23/2010		400	392
4.950% due 10/16/2013		2,000	1,955
Wells Fargo Capital X
5.950% due 12/15/2036		13,467	11,578
Wells Fargo Capital XIII
7.700% due 12/29/2049		42,800	35,353
Western Financial Bank
9.625% due 05/15/2012		20,000	19,718
Williams Cos., Inc. Credit Linked Certificate Trust
6.442% due 05/01/2009		300	299
6.750% due 04/15/2009		1,100	1,090
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		5,900	3,730

			2,506,593

Industrials 10.5%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		140	120
Apache Corp.
5.625% due 01/15/2017		200	202
AstraZeneca PLC
6.450% due 09/15/2037		5,000	5,703
AutoZone, Inc.
5.500% due 11/15/2015		2,500	2,034
Avon Products, Inc.
5.125% due 01/15/2011		3,000	2,960
Baxter International, Inc.
6.250% due 12/01/2037		10,000	11,552
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		1,000	962
6.125% due 03/15/2009		80	80
8.125% due 04/15/2020		8,000	8,728
Canadian Natural Resources Ltd.
6.500% due 02/15/2037		2,000	1,637
Colorado Interstate Gas Co.
6.800% due 11/15/2015		49	42
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		200	207
Comcast Cable Holdings LLC
9.800% due 02/01/2012		5,630	5,939
Comcast Corp.
5.300% due 01/15/2014		2,000	1,872
5.875% due 02/15/2018		16,525	15,686
6.500% due 01/15/2017		1,350	1,336
6.950% due 08/15/2037		2,000	2,113
7.050% due 03/15/2033		5,000	5,231
Computer Sciences Corp.
6.500% due 03/15/2018		1,000	863
Continental Airlines, Inc.
7.056% due 09/15/2009		5,000	4,800
Covidien International Finance S.A.
6.000% due 10/15/2017		1,500	1,482
6.550% due 10/15/2037		4,300	4,377
Cox Communications, Inc.
6.450% due 12/01/2036		700	611
7.750% due 11/01/2010		100	98
CSX Corp.
5.300% due 02/15/2014		400	361
CVS Caremark Corp.
2.502% due 06/01/2010		450	414
5.750% due 08/15/2011		2,000	2,008
CVS Pass-Through Trust
6.943% due 01/10/2030		12,789	8,059
Daimler Finance North America LLC
2.426% due 03/13/2009		400	386
5.750% due 09/08/2011		2,000	1,690
8.000% due 06/15/2010		270	254
Delta Air Lines, Inc.
6.619% due 03/18/2011		924	804
Devon Energy Corp.
7.950% due 04/15/2032		700	775
Devon Financing Corp. ULC
7.875% due 09/30/2031		740	817
El Paso Corp.
6.750% due 05/15/2009		1,106	1,096
7.750% due 06/15/2010		13,533	12,612
7.800% due 08/01/2031		41,285	27,104
8.050% due 10/15/2030		9,200	6,041
El Paso Natural Gas Co.
8.375% due 06/15/2032		3,850	3,341
Enbridge Energy Partners LP
5.875% due 12/15/2016		3,600	2,967
EnCana Corp.
5.900% due 12/01/2017		13,400	11,198
6.500% due 02/01/2038		9,400	7,585
Energy Transfer Partners LP
5.650% due 08/01/2012		8,100	7,237
6.000% due 07/01/2013		4,000	3,562
6.125% due 02/15/2017		800	662
6.625% due 10/15/2036		1,900	1,333
6.700% due 07/01/2018		500	422
7.500% due 07/01/2038		8,800	6,888
Enterprise Products Operating LLC
5.000% due 03/01/2015		900	734
6.500% due 01/31/2019		5,000	4,214
EOG Resources, Inc.
5.875% due 09/15/2017		20,000	20,338
Gaz Capital S.A.
6.212% due 11/22/2016		130	86
6.510% due 03/07/2022		150	90
8.146% due 04/11/2018		14,000	9,940
General Electric Co.
5.000% due 02/01/2013		325	329
5.250% due 12/06/2017		10,145	10,132
General Mills, Inc.
5.700% due 02/15/2017		4,500	4,530
Hess Corp.
7.300% due 08/15/2031		2,133	1,946
HJ Heinz Finance Co.
6.000% due 03/15/2012		3,000	3,025
Hospira, Inc.
5.550% due 03/30/2012		2,400	2,276
6.050% due 03/30/2017		1,300	1,058
International Business Machines Corp.
5.700% due 09/14/2017		11,600	12,423
Johnson Controls, Inc.
5.250% due 01/15/2011		2,000	1,839
5.500% due 01/15/2016		2,000	1,552
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		18	16
5.950% due 02/15/2018		6,000	5,129
6.000% due 02/01/2017		2,230	1,939
6.500% due 02/01/2037		300	230
6.750% due 03/15/2011		380	370
6.950% due 01/15/2038		3,080	2,498
7.300% due 08/15/2033		5,500	4,577
7.500% due 11/01/2010		640	626
Kraft Foods, Inc.
5.625% due 11/01/2011		2,000	2,045
6.500% due 08/11/2017		6,600	6,645
Kroger Co.
5.500% due 02/01/2013		3,000	2,976
Loews Corp.
5.250% due 03/15/2016		2,000	1,808
New Albertson’s, Inc.
8.000% due 05/01/2031		5,000	3,025
Norfolk Southern Corp.
5.750% due 04/01/2018		2,000	1,950
Occidental Petroleum Corp.
6.750% due 01/15/2012		500	521
Omnicom Group, Inc.
5.900% due 04/15/2016		3,800	3,090
ONEOK Partners LP
6.850% due 10/15/2037		10,300	8,197
Pactiv Corp.
6.400% due 01/15/2018		500	417
Petro-Canada
6.050% due 05/15/2018		55	45
Philip Morris International, Inc.
6.375% due 05/16/2038		22,400	23,376
Plains All American Pipeline LP
6.125% due 01/15/2017		1,000	796
6.650% due 01/15/2037		1,700	1,173
RadioShack Corp.
7.375% due 05/15/2011		1,900	1,663
Reynolds American, Inc.
2.696% due 06/15/2011		2,100	1,701
6.750% due 06/15/2017		10,700	8,506
Rockies Express Pipeline LLC
5.100% due 08/20/2009		50,000	50,034
Rohm & Haas Co.
6.000% due 09/15/2017		25,000	22,790
Sealed Air Corp.
6.950% due 05/15/2009		1,500	1,509
Suncor Energy, Inc.
6.850% due 06/01/2039		2,100	1,675
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		2,615	2,502
7.156% due 12/15/2011		780	680
Target Corp.
7.000% due 01/15/2038		12,500	11,619
Time Warner Cable, Inc.
5.850% due 05/01/2017		13,100	11,987
6.550% due 05/01/2037		10,100	9,707
United Airlines, Inc.
6.071% due 03/01/2013		519	470
6.602% due 03/01/2015		679	631
8.390% due 01/21/2011 (a)		1,589	3
10.020% due 03/22/2014 (a)		690	288
10.125% due 03/22/2015 (a)		1,809	819
10.850% due 02/19/2015 (a)		825	254
UnitedHealth Group, Inc.
4.875% due 02/15/2013		140	131
6.000% due 02/15/2018		2,000	1,848
6.875% due 02/15/2038		4,167	3,659
Universal Health Services, Inc.
7.125% due 06/30/2016		500	432
Viacom, Inc.
5.750% due 04/30/2011		3,000	2,726
Vivendi
6.625% due 04/04/2018		11,600	9,376
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		5,000	5,543
6.200% due 04/15/2038		1,700	1,953
Wyeth
5.500% due 03/15/2013		2,500	2,549
5.950% due 04/01/2037		1,300	1,449
XTO Energy, Inc.
5.500% due 06/15/2018		5,000	4,534
5.650% due 04/01/2016		800	735
6.100% due 04/01/2036		5,000	4,164
6.250% due 04/15/2013		640	625
6.500% due 12/15/2018		60	58
6.750% due 08/01/2037		1,500	1,409
7.500% due 04/15/2012		835	826
Yum! Brands, Inc.
6.875% due 11/15/2037		5,700	4,529

			505,596

Utilities 7.5%
AEP Texas Central Co.
6.650% due 02/15/2033		300	276
Alabama Power Co.
5.500% due 10/15/2017		300	297
Appalachian Power Co.
5.650% due 08/15/2012		5,110	4,851
6.375% due 04/01/2036		500	448
AT&T Corp.
8.000% due 11/15/2031		40,000	50,393
AT&T, Inc.
5.500% due 02/01/2018		13,375	13,541
5.600% due 05/15/2018		4,300	4,386
6.500% due 09/01/2037		18,500	19,992
Bruce Mansfield Unit
6.850% due 06/01/2034		1,700	1,362
BVPS II Funding Corp.
8.890% due 06/01/2017		1,456	1,505
Carolina Power & Light Co.
6.300% due 04/01/2038		3,600	3,981
CenturyTel, Inc.
8.375% due 10/15/2010		2,100	1,954
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,400	2,421
6.750% due 04/01/2038		10,000	10,720
Consolidated Natural Gas Co.
6.250% due 11/01/2011		45	45
Consumers Energy Co.
4.000% due 05/15/2010		55	54
4.800% due 02/17/2009		80	80
5.000% due 02/15/2012		1,900	1,859
5.000% due 03/15/2015		300	284
5.150% due 02/15/2017		2,500	2,346
5.375% due 04/15/2013		600	591
5.500% due 08/15/2016		2,250	2,165
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		12,240	15,134
Dominion Resources, Inc.
4.750% due 12/15/2010		50	49
5.200% due 01/15/2016		3,000	2,771
5.600% due 11/15/2016		1,800	1,693
5.700% due 09/17/2012		830	823
6.000% due 11/30/2017		500	481
Duke Energy Ohio, Inc.
6.900% due 06/01/2025		2,821	2,930
Embarq Corp.
7.082% due 06/01/2016		780	601
Enel Finance International S.A.
6.250% due 09/15/2017		32,000	27,066
6.800% due 09/15/2037		14,550	11,201
Energy East Corp.
6.750% due 07/15/2036		1,300	1,070
Entergy Arkansas, Inc.
5.400% due 05/01/2018		9,384	8,062
Entergy Gulf States, Inc.
2.602% due 12/01/2009		55	53
5.250% due 08/01/2015		600	513
Entergy Louisiana LLC
4.670% due 06/01/2010		400	386
Exelon Corp.
6.750% due 05/01/2011		3,050	2,978
FirstEnergy Corp.
6.450% due 11/15/2011		120	114
7.375% due 11/15/2031		288	273
Florida Power Corp.
6.400% due 06/15/2038		1,000	1,121
GG1C Funding Corp.
5.129% due 01/15/2014		2,120	2,015
Kentucky Power Co.
6.000% due 09/15/2017		18,600	17,373
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		240	240
6.500% due 09/15/2037		100	98
NGPL PipeCo. LLC
7.119% due 12/15/2017		6,250	5,635
7.768% due 12/15/2037		6,500	5,308
Ohio Edison Co.
6.875% due 07/15/2036		3,000	2,731
Ohio Power Co.
6.000% due 06/01/2016		45	43
6.375% due 07/15/2033		5,500	4,945
Pacific Bell Telephone Co.
7.125% due 03/15/2026		8,029	8,280
Pacific Gas & Electric Co.
5.800% due 03/01/2037		30	31
6.050% due 03/01/2034		150	160
PNPP II Funding Corp.
9.120% due 05/30/2016		1,258	1,323
Progress Energy, Inc.
7.100% due 03/01/2011		188	186
7.750% due 03/01/2031		6,850	6,876
PSEG Power LLC
8.625% due 04/15/2031		12,000	12,253
Public Service Co. of Colorado
6.500% due 08/01/2038		35	39
Public Service Co. of Oklahoma
6.625% due 11/15/2037		2,300	2,111
Public Service Electric & Gas Co.
5.300% due 05/01/2018		4,800	4,671
6.330% due 11/01/2013		2,500	2,547
Qwest Corp.
6.875% due 09/15/2033		9,880	5,928
Sierra Pacific Power Co.
6.750% due 07/01/2037		1,300	1,166
Sprint Capital Corp.
8.375% due 03/15/2012		630	504
Telecom Italia Capital S.A.
5.250% due 10/01/2015		5,475	4,173
Telefonica Emisiones SAU
7.045% due 06/20/2036		2,000	2,190
Verizon Communications, Inc.
6.250% due 04/01/2037		10,000	10,390
6.900% due 04/15/2038		1,550	1,750
8.950% due 03/01/2039		2,500	3,239
Virginia Electric and Power Co.
5.400% due 04/30/2018		35,500	34,424
5.950% due 09/15/2017		20,000	20,167

			361,666

Total Corporate Bonds & Notes (Cost $3,852,594)			3,373,855

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 02/01/2037 - 09/01/2038		723	742
Freddie Mac
5.500% due 08/01/2037		274	281
Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030		73	79

Total U.S. Government Agencies (Cost $1,056)			1,102

MORTGAGE-BACKED SECURITIES 0.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.362% due 01/15/2046		8,600	6,923

Total Mortgage-Backed Securities (Cost $8,735)			6,923

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019		1,546	1,573
MASTR Asset-Backed Securities Trust
0.551% due 05/25/2037		245	206

Total Asset-Backed Securities (Cost $1,654)			1,779

SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
2.292% due 06/01/2009		700	698
Mexico Government International Bond
5.950% due 03/19/2019		13,200	13,266

Total Sovereign Issues (Cost $13,871)			13,964

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Lehman Brothers Holdings, Inc.
7.875% due 05/08/2018 (a)	GBP	16,500	2,016

Total Foreign Currency-Denominated Issues (Cost $2,501)			2,016

	Shares
CONVERTIBLE PREFERRED STOCKS 0.3%
American International Group, Inc.
8.500% due 05/08/2018		86,000	731
Bank of America Corp.
7.250% due 05/08/2018		4,600	2,997
Wachovia Corp.
7.500% due 05/08/2018		12,000	9,000

Total Convertible Preferred Stocks (Cost $17,621)			12,728

PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
3.750% due 05/08/2018		200,000	2,300
Lehman Brothers Holdings, Inc.
5.670% due 05/08/2018 (a)		5,200	1

Total Preferred Stocks (Cost $5,231)			2,301

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 29.8%
Repurchase Agreements 27.7%
Bank of America N.A.
0.030% due 01/02/2009		$46,800	46,800
(Dated 12/31/2008. Collateralized by Freddie Mac 5.000% due 07/01/2035 valued at $47,873. Repurchase proceeds are $46,800.)
Barclays Capital, Inc.
0.050% due 01/02/2009		10,000	10,000
(Dated 12/31/2008. Collateralized by Fannie Mae 3.850% due 04/17/2013 valued at $10,247. Repurchase proceeds are $10,000.)
Credit Suisse Securities (USA) LLC
0.150% due 01/05/2009		50,000	50,000
(Dated 12/31/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $51,285. Repurchase proceeds are $50,000.)
0.150% due 01/06/2009		35,000	35,000
(Dated 12/30/2008. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $35,830. Repurchase proceeds are $35,000.)
Goldman Sachs & Co.
0.120% due 01/05/2009		250,000	250,000
(Dated 12/30/2008. Collateralized by Freddie Mac 5.000% due 08/01/2038 valued at $254,961. Repurchase proceeds are $250,002.)
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009		272,100	272,100
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 2.125% - 4.000% due 04/30/2010 - 02/15/2015 valued at $274,347. Repurchase proceeds are $272,100.)
0.080% due 01/06/2009		67,563	67,563
(Dated 12/30/2008. Collateralized by Fannie Mae 3.875% - 4.375% due 07/12/2013 - 10/15/2015 valued at $68,385. Repurchase proceeds are $67,563.)
0.090% due 01/05/2009		600,600	600,600
(Dated 12/30/2008. Collateralized by Freddie Mac 4.500% - 6.875% due 09/15/2010 - 01/15/2013 valued at $608,540. Repurchase proceeds are $600,603.)

			1,332,063

U.S. Cash Management Bills 0.0%
0.980% due 05/15/2009 (c)		250	248

U.S. Treasury Bills 2.1%
0.212% due 01/02/2009 - 06/11/2009 (b)(c)(d)		102,380	102,114

Total Short-Term Instruments (Cost $1,434,674)			1,434,425

Purchased Options (g) 1.5% (Cost $11,823)			70,807
Total Investments 102.3% (Cost $5,349,760)			$4,919,900
Written Options (h) (1.4%) (Premiums $10,647)			(67,891)
Other Assets and Liabilities (Net) (0.9%)			(41,760)

Net Assets 100.0%			$4,810,249

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $78,997 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Securities with an aggregate market value of $30 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $117,923 at a weighted average interest rate of 3.531%. On December 31, 2008, there were no open reverse repurchase agreements.

(f) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	BOA	(0.815%)	03/20/2018	1.000%	$1,000	$14	$36	$(22)
Arrow Electronics, Inc.	MSC	(0.780%)	09/20/2013	2.050%	19,000	1,022	0	1,022
AutoZone, Inc.	GSC	(0.340%)	06/20/2012	1.500%	1,900	71	0	71
AutoZone, Inc.	GSC	(0.860%)	06/20/2013	1.500%	3,000	77	0	77
AutoZone, Inc.	RBS	(0.390%)	09/20/2012	1.500%	5,400	207	0	207
AutoZone, Inc.	RBS	(0.340%)	12/20/2012	1.500%	8,400	357	0	357
AutoZone, Inc.	RBS	(0.850%)	06/20/2013	1.500%	4,000	105	0	105
AutoZone, Inc.	RBS	(0.810%)	12/20/2015	1.427%	2,500	91	0	91
Avon Products, Inc.	CSFB	(0.150%)	03/20/2011	0.690%	3,000	35	0	35
Bank of America Corp.	MLP	(0.170%)	12/20/2016	1.140%	5,000	336	0	336
Black & Decker Corp.	JPM	(0.400%)	09/20/2012	1.839%	1,800	89	0	89
Black & Decker Corp.	MSC	(0.400%)	12/20/2012	1.849%	7,600	399	0	399
Black & Decker Corp.	MSC	(0.420%)	12/20/2012	1.849%	3,400	176	0	176
Black & Decker Corp.	UBS	(0.450%)	09/20/2012	1.839%	6,000	285	0	285
Burlington Northern Santa Fe Corp.	BOA	(0.500%)	06/20/2017	0.971%	1,000	34	19	15
CBS Corp.	CSFB	(0.600%)	09/20/2012	3.900%	8,400	902	0	902
CenturyTel, Inc.	BOA	(1.370%)	12/20/2013	1.500%	5,500	30	0	30
CenturyTel, Inc.	JPM	(0.355%)	06/20/2010	0.832%	2,100	14	0	14
CNA Financial Corp.	BCLY	(0.285%)	09/20/2011	4.583%	2,000	207	0	207
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	3.758%	2,000	308	0	308
Comcast Corp.	BCLY	(0.390%)	03/20/2014	2.493%	2,000	191	115	76
Computer Sciences Corp.	MSC	(1.248%)	03/20/2018	1.000%	1,000	(20)	(11)	(9)
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	1.750%	4,000	272	0	272
CVS Caremark Corp.	CSFB	(0.250%)	09/20/2011	0.945%	2,000	37	0	37
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	5.362%	2,000	227	0	227
Darden Restaurants, Inc.	DUB	(1.530%)	06/20/2013	2.727%	4,400	202	0	202
Darden Restaurants, Inc.	GSC	(1.630%)	06/20/2013	2.727%	3,200	135	0	135
Darden Restaurants, Inc.	MSC	(0.490%)	06/20/2012	2.680%	1,800	123	0	123
Darden Restaurants, Inc.	UBS	(1.620%)	06/20/2013	2.727%	8,200	348	0	348
Diamond Offshore Drilling, Inc.	DUB	(0.230%)	06/20/2012	1.738%	700	34	0	34
Diamond Offshore Drilling, Inc.	JPM	(0.210%)	06/20/2012	1.738%	3,300	165	0	165
Dominion Resources, Inc.	BOA	(0.455%)	03/20/2016	0.955%	3,000	96	0	96
Dow Chemical Co.	CITI	(0.890%)	09/20/2013	3.722%	24,500	2,781	0	2,781
Dow Chemical Co.	CSFB	(0.259%)	09/20/2012	3.595%	2,700	297	0	297
DTE Energy Co.	MSC	(0.650%)	09/20/2016	4.000%	2,000	380	0	380
Eastman Chemical Co.	BCLY	(0.650%)	09/20/2013	1.478%	8,500	300	0	300
Exelon Corp.	MLP	(0.290%)	06/20/2011	4.982%	3,200	332	0	332
GlobalSantaFe Corp.	DUB	(0.500%)	06/20/2012	0.830%	1,500	16	0	16
GlobalSantaFe Corp.	DUB	(0.530%)	06/20/2012	0.830%	4,200	42	0	42
H.J. Heinz Finance Co.	RBS	(0.380%)	03/20/2012	0.950%	3,100	54	0	54
International Lease Finance Corp.	GSC	(0.200%)	03/20/2013	8.901%	5,000	1,270	0	1,270
International Paper Co.	JPM	(0.460%)	06/20/2012	5.300%	1,000	143	0	143
International Paper Co.	JPM	(0.490%)	06/20/2012	5.300%	5,200	736	0	736
Johnson Controls, Inc.	JPM	(0.240%)	03/20/2011	5.163%	2,000	199	0	199
Johnson Controls, Inc.	JPM	(0.500%)	03/20/2016	4.784%	2,000	442	0	442
JPMorgan Chase & Co.	DUB	(1.500%)	12/20/2018	1.113%	7,300	(239)	0	(239)
Kohl’s Corp.	BOA	(0.300%)	09/20/2012	2.849%	3,900	328	0	328
Kohl’s Corp.	CITI	(0.330%)	09/20/2012	2.849%	3,000	249	0	249
Kohl’s Corp.	GSC	(0.220%)	06/20/2012	2.839%	1,900	155	0	155
Kraft Foods, Inc.	JPM	(0.150%)	12/20/2011	0.949%	2,000	46	0	46
Kroger Co.	MSC	(0.560%)	03/20/2013	0.963%	3,000	47	0	47
Loews Corp.	JPM	(0.280%)	03/20/2016	0.869%	2,000	76	0	76
Lowe’s Cos., Inc.	BOA	(0.520%)	12/20/2012	1.198%	11,500	289	0	289
Macy’s Retail Holdings, Inc.	GSC	(0.530%)	06/20/2012	7.238%	1,900	339	0	339
Marsh & McLennan Cos., Inc.	MSC	(0.590%)	09/20/2010	0.564%	2,000	(1)	0	(1)
MeadWestvaco Corp.	JPM	(0.528%)	06/20/2012	2.250%	1,200	66	0	66
MeadWestvaco Corp.	JPM	(0.570%)	06/20/2012	2.250%	4,300	231	0	231
MeadWestvaco Corp.	MSC	(0.540%)	06/20/2012	2.250%	400	22	0	22
MeadWestvaco Corp.	RBS	(0.570%)	06/20/2012	2.250%	4,100	220	0	220
Merrill Lynch & Co., Inc.	JPM	(0.850%)	12/20/2012	1.550%	3,300	84	0	84
Merrill Lynch & Co., Inc.	UBS	(2.300%)	06/20/2018	1.363%	1,300	(96)	0	(96)
Morgan Stanley	RBS	(0.275%)	12/20/2015	3.705%	2,000	358	0	358
Morgan Stanley	RBS	(0.320%)	12/20/2016	3.579%	4,000	753	0	753
Nabors Industries, Inc.	CITI	(0.480%)	06/20/2012	4.166%	1,400	157	0	157
Newell Rubbermaid, Inc.	GSC	(0.319%)	12/20/2012	1.698%	6,300	317	0	317
Newell Rubbermaid, Inc.	RBS	(0.230%)	06/20/2012	1.654%	3,500	161	0	161
Newell Rubbermaid, Inc.	RBS	(0.290%)	09/20/2012	1.677%	3,600	172	0	172
Noble Corp.	DUB	(0.510%)	06/20/2012	2.012%	1,400	68	0	68
Noble Corp.	MSC	(0.522%)	06/20/2012	2.012%	4,300	208	0	208
Nordstrom, Inc.	CITI	(0.240%)	09/20/2012	5.600%	2,100	337	0	337
Nordstrom, Inc.	UBS	(0.230%)	12/20/2012	5.600%	9,800	1,654	0	1,654
Omnicom Group, Inc.	MSC	(0.390%)	06/20/2016	3.069%	3,800	594	0	594
Pactiv Corp.	JPM	(0.800%)	03/20/2018	1.465%	500	25	27	(2)
RadioShack Corp.	BOA	(1.290%)	06/20/2011	2.050%	2,100	36	0	36
Sealed Air Corp.	BCLY	(0.200%)	06/20/2009	4.991%	1,600	36	0	36
Sherwin-Williams Co.	BOA	(0.230%)	09/20/2012	1.500%	5,800	257	0	257
Sherwin-Williams Co.	MSC	(0.230%)	09/20/2012	1.500%	3,400	151	0	151
Sherwin-Williams Co.	MSC	(0.260%)	12/20/2012	1.500%	5,200	239	0	239
Sherwin-Williams Co.	MSC	(0.280%)	12/20/2012	1.500%	3,400	154	0	154
Staples, Inc.	CSFB	(0.280%)	06/20/2012	3.618%	2,500	253	0	253
TJX Cos., Inc.	RBS	(0.250%)	12/20/2012	1.209%	12,900	463	0	463
TJX Cos., Inc.	RBS	(0.270%)	12/20/2012	1.209%	5,600	197	0	197
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	2.600%	500	55	33	22
Viacom, Inc.	UBS	(0.470%)	06/20/2011	3.701%	3,000	221	97	124
Weyerhaeuser Co.	GSC	(1.018%)	03/20/2017	1.993%	1,700	110	0	110
Weyerhaeuser Co.	JPM	(0.520%)	06/20/2012	2.250%	5,300	293	0	293
Weyerhaeuser Co.	JPM	(0.530%)	06/20/2012	2.250%	3,000	165	0	165
Whirlpool Corp.	BOA	(0.320%)	09/20/2012	3.636%	2,600	277	0	277
Whirlpool Corp.	GSC	(0.630%)	06/20/2012	3.615%	900	81	0	81
Whirlpool Corp.	MSC	(0.500%)	06/20/2012	3.615%	2,900	274	0	274
Whirlpool Corp.	MSC	(0.780%)	03/20/2017	3.073%	1,700	230	0	230
Whirlpool Corp.	RBS	(0.380%)	12/20/2012	3.655%	15,300	1,699	0	1,699
Wyeth	MSC	(0.150%)	03/20/2013	0.644%	2,500	50	0	50

						$25,422	$316	$25,106

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	MSC	0.410%	09/20/2011	0.756%	$2,000	$(18)	$0	$(18)
American Express Co.	RBS	2.050%	03/20/2013	2.903%	4,800	(148)	0	(148)
American International Group, Inc.	BCLY	1.150%	06/20/2013	5.253%	7,100	(1,081)	0	(1,081)
American International Group, Inc.	DUB	1.920%	03/20/2013	5.255%	20,000	(2,357)	0	(2,357)
American International Group, Inc.	DUB	1.430%	06/20/2013	5.253%	25,000	(3,545)	0	(3,545)
American International Group, Inc.	JPM	0.350%	06/20/2010	4.945%	2,000	(129)	0	(129)
American International Group, Inc.	RBS	1.200%	06/20/2013	5.253%	1,700	(256)	0	(256)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.250%	12,500	(303)	0	(303)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	2.340%	12,000	6	0	6
Citigroup, Inc.	BCLY	0.290%	09/20/2012	1.922%	20,000	(1,120)	0	(1,120)
Citigroup, Inc.	JPM	0.290%	09/20/2012	1.922%	20,000	(1,120)	0	(1,120)
Citigroup, Inc.	MSC	1.500%	06/20/2013	1.900%	1,500	(23)	0	(23)
Ford Motor Credit Co. LLC	UBS	3.760%	09/20/2010	12.898%	1,600	(214)	0	(214)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	4.010%	4,200	(481)	0	(481)
General Electric Capital Corp.	BCLY	1.450%	03/20/2013	3.927%	4,500	(395)	0	(395)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	3.846%	25,000	(2,391)	0	(2,391)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	3.708%	13,000	413	0	413
General Electric Capital Corp.	BNP	1.500%	03/20/2013	3.927%	25,000	(2,153)	0	(2,153)
General Electric Capital Corp.	CITI	1.310%	03/20/2013	3.927%	12,000	(1,115)	0	(1,115)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	4.010%	5,430	(540)	0	(540)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	3.708%	24,500	1,219	0	1,219
General Electric Capital Corp.	MSC	0.160%	06/20/2011	4.353%	10,000	(940)	0	(940)
General Electric Capital Corp.	WAC	0.160%	06/20/2011	4.353%	10,000	(940)	0	(940)
Goldman Sachs Group, Inc.	RBS	1.600%	03/20/2013	2.949%	4,600	(226)	0	(226)
Goldman Sachs Group, Inc.	UBS	0.900%	09/20/2012	3.017%	10,000	(697)	0	(697)
JPMorgan Chase & Co.	RBS	1.050%	03/20/2013	1.047%	4,500	2	0	2
Morgan Stanley	GSC	0.900%	09/20/2012	4.322%	4,400	(472)	0	(472)
Morgan Stanley	RBS	2.000%	03/20/2013	4.226%	4,700	(363)	0	(363)
Ohio Edison Co.	WAC	0.470%	03/20/2010	1.167%	10,000	(83)	0	(83)
SLM Corp.	BNP	2.870%	12/20/2012	8.756%	5,000	(837)	0	(837)
SLM Corp.	BOA	2.950%	03/20/2013	8.613%	4,300	(724)	0	(724)
SLM Corp.	DUB	2.900%	12/20/2012	8.756%	2,000	(333)	0	(333)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	13.737%	9,000	(247)	0	(247)

						$(21,611)	$0	$(21,611)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	$10,000	$7	$0	$7
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	15,000	(13)	0	(13)
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	5,000	(4)	0	(4)
CDX.IG-9 5-Year Index 15-30%	MSC	1.130%	12/20/2012	20,000	0	0	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.670%	12/20/2012	29,169	109	0	109
CDX.IG-9 5-Year Index 30-100%	DUB	0.680%	12/20/2012	29,169	131	0	131
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	85,755	436	0	436
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	20,710	110	0	110
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	8,459	46	0	46
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	29,169	219	0	219
CDX.IG-9 5-Year Index 30-100%	GSC	0.680%	12/20/2012	83,616	355	0	355
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	18,960	92	0	92
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	42,100	220	0	220
CDX.IG-9 5-Year Index 30-100%	GSC	0.740%	12/20/2012	24,307	162	0	162
CDX.IG-9 5-Year Index 30-100%	GSC	0.750%	12/20/2012	4,861	34	0	34
CDX.IG-9 5-Year Index 30-100%	MSC	0.708%	12/20/2012	97,228	489	0	489
CDX.IG-10 5-Year Index	CSFB	1.550%	06/20/2013	23,424	(527)	49	(576)

					$(1,866)	$49	$1,817

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	$38,600	$1,738	$1,412	$326
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	28,300	1,275	1,014	261
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	1,900	86	43	43
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	13,100	589	458	131
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	GSC	3,100	271	(35)	306
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	644,450	56,322	(5,014)	61,336
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS	43,650	3,470	2,881	589
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	19,200	(1,871)	(1,465)	(406)
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	24,700	5,376	1,118	4,258
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA	34,200	(9,372)	355	(9,727)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	DUB	10,900	(2,985)	143	(3,128)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	104,800	(28,708)	213	(28,921)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC	7,400	(2,027)	89	(2,116)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS	15,200	(4,164)	122	(4,286)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	7,800	(1,090)	(943)	(147)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS	10,300	(1,440)	(1,246)	(194)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	15,300	(346)	(1,306)	960
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS	700	(16)	(33)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	36,200	(16,463)	(1,118)	(15,345)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	38,900	(17,692)	1,528	(19,220)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	1,700	(773)	35	(808)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	9,900	(4,502)	363	(4,865)

						$(22,322)	$(1,386)	$(20,936)

(g) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$219,150	$2,181	$13,565
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	138,700	1,300	8,586
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	119,100	1,196	7,372
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	406,350	4,156	25,153
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	283,400	2,990	16,131

							$11,823	$70,807

(h) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	$73,000	$1,961	$13,027
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	44,300	1,176	7,906
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	38,900	1,054	6,942
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	135,200	3,703	24,127
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	94,800	2,753	15,889

							$10,647	$67,891

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$9,731	$4,910,169	$0	$4,919,900
Other Financial Instruments++	0	(83,515)	0	(83,515)

Total	$9,731	$4,826,654	$0	$4,836,385

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$1,131	$(1,768)	$(8)	$2	$645	$(2)	$0
Other Financial Instruments++	2,884	0	0	0	(483)	(2,401)	0

Total	$4,015	$(1,768)	$(8)	$2	$162	$(2,403)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long Duration Corporate Bond Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 82.3%
Banking & Finance 37.3%
American Express Co.
8.150% due 03/19/2038	$300	$345
American International Group, Inc.
6.250% due 05/01/2036	400	225
Bank of America Corp.
5.650% due 05/01/2018	2,000	2,015
Barclays Bank PLC
7.434% due 09/29/2049	400	202
Citigroup, Inc.
5.875% due 05/29/2037	300	301
6.875% due 03/05/2038	1,500	1,713
General Electric Capital Corp.
5.875% due 01/14/2038	1,513	1,486
Goldman Sachs Group, Inc.
6.125% due 02/15/2033	2,000	1,829
HSBC Bank USA N.A.
7.000% due 01/15/2039	900	998
HSBC Holdings PLC
6.800% due 06/01/2038	400	424
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	700	707
JPMorgan Chase Capital XX
6.550% due 09/29/2036	1,300	1,102
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,400	1,467
MetLife, Inc.
6.375% due 06/15/2034	250	208
Morgan Stanley
6.000% due 04/28/2015	600	518
6.625% due 04/01/2018	400	352
Wachovia Bank N.A.
6.600% due 01/15/2038	1,000	1,089
Wells Fargo & Co.
5.625% due 12/11/2017	200	209

		15,190

Industrials 15.0%
Amgen, Inc.
6.375% due 06/01/2037	650	701
AstraZeneca PLC
6.450% due 09/15/2037	500	570
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	250	231
Canadian National Railway Co.
6.375% due 11/15/2037	200	220
Comcast Corp.
6.450% due 03/15/2037	300	300
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	300	340
International Business Machines Corp.
5.700% due 09/14/2017	200	214
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	600	487
Target Corp.
7.000% due 01/15/2038	250	232
Time Warner Cable, Inc.
6.550% due 05/01/2037	1,300	1,249
UnitedHealth Group, Inc.
6.875% due 02/15/2038	450	395
Wal-Mart Stores, Inc.
6.500% due 08/15/2037	600	715
XTO Energy, Inc.
6.750% due 08/01/2037	500	470

		6,124

Utilities 30.0%
Appalachian Power Co.
7.000% due 04/01/2038	400	397
AT&T Corp.
8.000% due 11/15/2031	2,000	2,520
AT&T, Inc.
6.400% due 05/15/2038	200	215
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	500	536
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	900	1,113
Duke Energy Carolinas LLC
6.050% due 04/15/2038	700	771
France Telecom S.A.
8.500% due 03/01/2031	400	504
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	500	466
NGPL PipeCo. LLC
7.768% due 12/15/2037	250	204
Pacific Gas & Electric Co.
6.350% due 02/15/2038	1,000	1,097
Southern California Edison Co.
5.950% due 02/01/2038	700	783
Telecom Italia Capital S.A.
7.721% due 06/04/2038	400	329
Telefonica Emisiones SAU
7.045% due 06/20/2036	700	766
Verizon Communications, Inc.
6.400% due 02/15/2038	700	747
6.900% due 04/15/2038	800	903
Virginia Electric and Power Co.
8.875% due 11/15/2038	700	889

		12,240

Total Corporate Bonds & Notes (Cost $34,223)		33,554

SHORT-TERM INSTRUMENTS 6.0%
Commercial Paper 6.0%
Fannie Mae
0.097% due 01/20/2009	1,356	1,356
Freddie Mac
0.120% due 01/22/2009	1,100	1,100

		2,456

Total Short-Term Instruments (Cost $2,456)		2,456

Total Investments 88.3% (Cost $36,679)		$36,010
Other Assets and Liabilities (Net) 11.7%		4,753

Net Assets 100.0%		$40,763

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	37	$(44)

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$36,010	$0	$36,010
Other Financial Instruments++	(44)	0	0	(44)

Total	$(44)	$36,010	$0	$35,966

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Mortgage Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.8%
American Express Bank FSB
0.568% due 10/20/2009	$10,000	$9,535
1.275% due 07/13/2010	5,000	4,573
American International Group, Inc.
4.700% due 10/01/2010	4,000	3,535
4.950% due 03/20/2012	900	706
5.600% due 10/18/2016	3,600	2,419
5.850% due 01/16/2018	1,200	806
8.175% due 05/15/2058	4,700	1,831
8.250% due 08/15/2018	7,500	5,497
Bear Stearns Cos. LLC
6.400% due 10/02/2017	5,000	5,205
7.250% due 02/01/2018	12,519	13,742
CIT Group, Inc.
2.302% due 06/08/2009	5,000	4,881
CVS Pass-Through Trust
6.036% due 12/10/2028	1,907	1,163
General Electric Capital Corp.
2.256% due 09/15/2014	5,000	3,854
3.322% due 11/01/2012	4,000	3,310
4.519% due 10/21/2010	3,000	2,786
Goldman Sachs Group, Inc.
5.319% due 01/12/2015	5,000	3,714
5.350% due 01/15/2016	20,000	18,291
5.950% due 01/18/2018	4,000	3,799
6.250% due 09/01/2017	4,000	3,885
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	16,758	17,559
Morgan Stanley
4.232% due 05/14/2010	50,000	46,558
4.750% due 04/01/2014	10,000	7,627
6.000% due 04/28/2015	5,000	4,319
National City Bank of Kentucky
6.300% due 02/15/2011	6,000	5,783
Suffield Clo Ltd.
4.121% due 09/26/2014	3,246	2,920
Wachovia Bank N.A.
1.538% due 03/23/2009	5,000	4,967
2.218% due 05/25/2010	2,500	2,371
2.326% due 03/15/2016	8,000	5,795
Wachovia Corp.
5.700% due 08/01/2013	5,000	4,855

Total Corporate Bonds & Notes (Cost $192,738)		196,286

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	332

Total Municipal Bonds & Notes (Cost $1,091)		332

U.S. GOVERNMENT AGENCIES 296.3%
Fannie Mae
0.000% due 08/25/2022 (b)	15	12
0.531% due 12/25/2036 - 07/25/2037	10,826	9,577
0.581% due 09/26/2033	33	24
0.611% due 04/25/2035	3,443	3,131
0.621% due 10/25/2035	12,281	11,677
0.671% due 10/27/2037	78,200	66,518
0.691% due 07/25/2032	497	494
0.721% due 06/25/2044	78	78
0.731% due 06/25/2032	8	7
0.751% due 10/25/2033	2	2
0.771% due 12/25/2028	62	61
0.831% due 02/25/2033	92	81
0.871% due 02/25/2028 - 06/25/2032	3,280	3,146
0.971% due 06/25/2030 - 07/25/2034	6,550	6,102
1.019% due 06/25/2018	5	5
1.119% due 06/25/2022	1	1
1.121% due 09/25/2023	129	126
1.284% due 04/18/2028	79	77
1.334% due 10/18/2030	120	117
1.369% due 04/25/2021	3	3
1.371% due 04/25/2032	115	114
1.406% due 09/18/2027	303	295
1.569% due 05/25/2023	85	84
3.678% due 08/01/2042 - 10/01/2044	9,678	9,543
3.848% due 09/01/2017	384	378
3.875% due 06/01/2017	6	6
3.878% due 10/01/2030 - 12/01/2040	966	957
3.940% due 03/01/2017 - 02/01/2018	22	22
3.943% due 10/01/2023 - 07/01/2026	92	92
3.948% due 11/01/2019 - 11/01/2020	24	25
3.961% due 07/01/2027	44	44
3.969% due 08/01/2026	37	37
3.982% due 08/01/2024	5	5
3.998% due 02/01/2021	78	78
4.000% due 02/25/2009 - 03/01/2039	84,001	84,608
4.010% due 07/01/2017 - 11/01/2017	12	12
4.019% due 10/01/2016 - 10/01/2031	236	235
4.039% due 09/01/2027	5	5
4.045% due 02/01/2017	242	240
4.048% due 12/01/2017	178	172
4.089% due 01/01/2026	27	27
4.092% due 03/01/2035	1,041	1,021
4.115% due 03/01/2035	960	963
4.125% due 04/01/2033	304	305
4.182% due 08/01/2029	87	86
4.220% due 05/01/2036	4,206	4,200
4.230% due 04/01/2030	9	9
4.250% due 08/01/2023	20	20
4.337% due 06/01/2029	22	22
4.343% due 05/01/2036	40	39
4.364% due 11/01/2028	915	910
4.407% due 08/01/2028	290	288
4.408% due 05/01/2036	28	28
4.420% due 05/01/2036	86	86
4.422% due 05/01/2019	228	228
4.426% due 11/01/2035	3,673	3,707
4.435% due 01/01/2035	1,062	1,064
4.478% due 07/01/2034	819	826
4.491% due 04/01/2019	72	71
4.498% due 02/01/2028	356	354
4.500% due 07/01/2017 - 03/01/2039	2,071,775	2,116,183
4.500% due 05/01/2020 - 06/01/2023 (g)	223,231	228,792
4.516% due 03/01/2018	10	10
4.527% due 11/01/2017	9	9
4.540% due 06/01/2035 (g)	14,546	14,392
4.552% due 01/01/2028	19	19
4.567% due 02/01/2035	2,908	2,868
4.589% due 11/01/2028	539	538
4.600% due 07/01/2035	1,240	1,249
4.610% due 12/01/2029	4	4
4.622% due 08/01/2035	909	915
4.639% due 07/01/2035	620	625
4.665% due 05/25/2035	1,371	1,411
4.697% due 02/01/2015	53	53
4.752% due 03/01/2035	437	445
4.763% due 01/01/2029	52	52
4.818% due 09/01/2035	378	381
4.825% due 11/01/2026	117	117
4.845% due 02/01/2034	874	887
4.875% due 05/01/2019	13	13
4.876% due 11/01/2035	4,531	4,744
4.891% due 02/01/2031	707	707
4.903% due 11/01/2031	62	62
4.915% due 12/01/2035 - 05/01/2036	1,190	1,167
4.938% due 09/01/2035 (g)	7,796	7,831
4.942% due 05/01/2035	915	923
4.948% due 07/01/2024	4	4
4.969% due 10/01/2035	728	730
4.987% due 07/01/2024	14	14
4.996% due 01/01/2024	10	10
5.000% due 06/01/2013 - 02/01/2039	1,972,354	2,015,643
5.000% due 08/01/2019 - 04/01/2038 (g)	2,449,490	2,506,432
5.015% due 05/01/2029	19	18
5.027% due 07/01/2032	78	77
5.036% due 12/01/2030	708	708
5.045% due 06/01/2019	7	7
5.066% due 05/01/2035	1,794	1,828
5.107% due 11/01/2025	193	191
5.112% due 04/01/2022	70	71
5.122% due 06/01/2035	199	197
5.125% due 06/01/2017 - 06/01/2026	61	61
5.127% due 02/01/2032	1,941	1,942
5.130% due 02/01/2027	97	97
5.145% due 09/01/2028	4	4
5.163% due 06/01/2032	367	366
5.183% due 10/01/2028	93	94
5.184% due 04/01/2038 (g)	35,246	35,892
5.243% due 05/01/2026	36	36
5.248% due 09/01/2035	2,002	2,044
5.254% due 04/01/2030	94	93
5.258% due 04/01/2030	19	19
5.259% due 09/01/2031	52	53
5.277% due 09/01/2030	25	25
5.308% due 09/01/2034	200	200
5.314% due 05/01/2027	184	184
5.350% due 11/01/2035	797	810
5.352% due 03/01/2024	40	40
5.455% due 09/01/2023	74	75
5.478% due 11/01/2025	112	112
5.500% due 01/01/2009 - 02/01/2039	7,876,836	8,083,193
5.500% due 11/01/2032 - 11/01/2038 (g)	1,626,228	1,670,139
5.514% due 09/01/2020	22	22
5.522% due 02/01/2031	234	234
5.572% due 04/01/2032	17	17
5.574% due 03/01/2025	27	28
5.611% due 02/01/2030	635	661
5.621% due 11/01/2031	23	23
5.643% due 06/01/2023	54	55
5.649% due 04/01/2035	195	196
5.700% due 08/01/2018	300	306
5.730% due 10/01/2016	72	74
5.800% due 11/01/2011	1,812	1,884
5.817% due 11/01/2024	3	3
5.950% due 02/25/2044	57	58
5.970% due 02/01/2024	126	128
5.972% due 02/01/2031	287	299
5.987% due 06/21/2027	230,600	244,330
6.000% due 06/01/2009 - 01/01/2039	5,343,696	5,504,186
6.000% due 08/01/2021 - 11/01/2038 (g)	1,032,246	1,065,434
6.072% due 10/20/2027	164,000	164,767
6.078% due 12/01/2031	18	18
6.145% due 06/01/2029	29	30
6.149% due 02/01/2026	61	63
6.173% due 02/01/2026	13	13
6.223% due 02/01/2035	458	463
6.235% due 10/01/2036	5,625	5,794
6.250% due 12/25/2013	967	997
6.259% due 08/01/2029	98	98
6.290% due 02/25/2029	1,500	1,628
6.300% due 06/25/2031 - 10/17/2038	4,997	5,416
6.305% due 04/01/2020	108	113
6.350% due 06/25/2020	2,001	2,036
6.390% due 05/25/2036	1,030	1,086
6.410% due 08/01/2016	939	1,000
6.450% due 09/01/2016 - 12/01/2026	3,444	3,678
6.500% due 02/25/2009 - 01/01/2039	443,349	461,195
6.500% due 06/01/2035 - 12/01/2038 (g)	604,045	628,192
6.589% due 10/25/2031	46	45
6.703% due 08/01/2028	1,377	1,526
6.750% due 12/01/2023	77	77
6.825% due 08/01/2009	4,303	4,319
6.850% due 12/18/2027	1,665	1,768
6.875% due 02/01/2018	134	131
6.977% due 01/01/2030	155	156
6.983% due 01/01/2030	351	376
7.000% due 01/01/2010 - 06/01/2037	3,998	4,233
7.163% due 03/01/2030	355	359
7.250% due 01/01/2010	1,072	1,090
7.491% due 08/01/2014	7	7
7.500% due 05/01/2009 - 07/25/2041	4,876	5,225
7.500% due 11/01/2037 (g)	21,971	23,069
7.730% due 01/01/2025	964	1,024
7.800% due 10/25/2022 - 06/25/2026	240	222
8.000% due 06/01/2015 - 08/01/2030	68	71
8.025% due 05/01/2030	34	35
8.200% due 04/25/2025	419	443
8.500% due 08/01/2011 - 11/01/2017	177	189
8.750% due 11/25/2019 - 06/25/2021	214	236
8.760% due 06/25/2032	279	295
9.000% due 05/01/2009 - 11/01/2025	174	191
9.000% due 05/25/2022 - 06/25/2022 (a)	60	15
9.250% due 10/01/2009	5	6
9.500% due 11/25/2020 - 04/01/2025	422	474
15.500% due 10/01/2012	1	1
510.000% due 09/25/2019 (a)	0	4
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
6.780% due 01/25/2013	2,012	1,985
8.400% due 04/25/2030	1,150	1,157
Federal Home Loan Bank
7.400% due 02/01/2021	280	283
Federal Housing Administration
6.875% due 12/01/2016	264	266
6.896% due 07/01/2020	350	352
7.430% due 07/01/2018 - 07/01/2024	5,022	5,086
Freddie Mac
0.000% due 01/15/2009 (b)	2	2
0.711% due 07/25/2031	88	81
0.721% due 05/25/2031	352	230
0.751% due 09/25/2031	410	382
1.345% due 07/15/2019 - 10/15/2020	5,477	5,312
1.395% due 03/15/2031	482	462
1.425% due 02/15/2019	12,279	11,805
1.495% due 05/15/2036	256	245
1.545% due 12/15/2029 - 12/15/2030	1,750	1,717
1.595% due 03/15/2017 - 06/15/2018	4,751	4,655
1.645% due 11/15/2030 - 12/15/2031	167	164
1.695% due 02/15/2028 - 03/15/2032	206	200
1.700% due 03/15/2024 - 09/15/2026	604	583
1.745% due 03/15/2032	8	8
1.938% due 05/15/2023	2	2
2.145% due 04/15/2031	8,133	7,924
2.395% due 07/15/2027	2,411	2,407
3.500% due 12/15/2022 - 07/15/2032	191	188
3.878% due 07/25/2044	26,060	23,537
3.928% due 07/01/2030	353	352
4.019% due 05/01/2017 - 09/01/2018	270	269
4.193% due 08/01/2018	84	84
4.250% due 04/15/2023	208	208
4.332% due 12/01/2032	147	146
4.500% due 08/15/2016 - 09/15/2020	2,557	2,586
4.510% due 08/15/2032	1,429	1,399
4.597% due 07/01/2019	123	122
4.722% due 10/01/2018	4	4
4.738% due 12/01/2026	27	27
4.750% due 02/01/2017	4	4
4.825% due 09/01/2027	24	23
4.826% due 01/01/2028	105	105
4.829% due 11/01/2034	921	936
4.845% due 10/01/2023	1,068	1,071
4.856% due 07/01/2035	782	789
4.892% due 10/01/2035	945	949
4.923% due 10/01/2024	147	146
4.939% due 10/01/2027	29	28
4.960% due 04/01/2025	38	38
4.987% due 03/01/2035	763	770
5.000% due 01/15/2010 - 01/01/2039	384,151	392,881
5.000% due 04/01/2020 - 11/01/2036 (g)	128,256	131,843
5.026% due 08/01/2035	1,956	1,967
5.033% due 11/01/2031	4	4
5.053% due 11/01/2027	167	165
5.062% due 08/01/2029	69	69
5.072% due 09/01/2026	370	366
5.110% due 06/01/2024	37	36
5.125% due 04/01/2018	21	22
5.129% due 10/01/2023	83	82
5.138% due 11/01/2027	157	155
5.169% due 07/01/2028	482	481
5.186% due 06/01/2022	7	7
5.200% due 09/01/2027	49	49
5.225% due 05/01/2032	18	18
5.231% due 08/01/2031	16	15
5.250% due 01/01/2017 - 08/01/2031	10	10
5.271% due 04/01/2031	9	8
5.284% due 07/01/2029	50	49
5.298% due 02/01/2029	383	382
5.311% due 10/01/2024	134	134
5.325% due 05/01/2019	15	15
5.328% due 07/01/2027	81	81
5.335% due 11/01/2029	1,941	1,932
5.343% due 11/01/2027	14	14
5.365% due 02/01/2027	80	79
5.374% due 05/01/2032	135	132
5.376% due 07/01/2030	27	27
5.390% due 03/01/2033	327	328
5.396% due 08/01/2030	15	15
5.397% due 10/01/2036	1,178	1,184
5.415% due 02/01/2031	26	26
5.426% due 06/01/2022	53	54
5.432% due 12/01/2035	5,679	5,772
5.462% due 12/01/2029	261	262
5.500% due 05/15/2016 - 01/01/2039	852,937	873,270
5.500% due 06/01/2031 - 12/01/2038 (g)	1,843,279	1,889,198
5.500% due 04/01/2038 (g)(h)	788,840	808,427
5.504% due 05/01/2032	971	960
5.573% due 05/01/2037	4,364	4,389
5.590% due 03/01/2032	112	112
5.639% due 02/01/2029	317	319
5.709% due 03/01/2027	25	25
5.749% due 09/01/2028	48	48
5.838% due 05/01/2032	625	628
5.860% due 09/01/2024	32	32
5.905% due 08/01/2027	19	19
5.998% due 03/01/2033	109	109
6.000% due 03/01/2017 - 01/01/2039	945,600	974,203
6.000% due 05/01/2037 - 04/01/2038 (g)	92,125	95,016
6.062% due 02/01/2027	502	490
6.125% due 09/01/2018	14	14
6.250% due 12/15/2028	1,641	1,711
6.272% due 03/01/2029	150	153
6.458% due 10/01/2024	112	114
6.500% due 10/15/2013 (a)	26	1
6.500% due 08/01/2016 - 10/25/2043	137,528	142,906
7.000% due 11/15/2020 - 12/01/2032	1,631	1,705
7.000% due 10/25/2023 (a)	62	14
7.500% due 11/01/2010 - 06/01/2031	700	739
7.500% due 08/15/2029 (a)	28	4
7.645% due 05/01/2025	1,269	1,316
8.000% due 03/01/2009 - 09/01/2030	92	98
8.500% due 02/01/2010 - 08/01/2027	340	365
9.000% due 12/15/2020 - 02/15/2021	381	385
9.050% due 06/15/2019	64	64
9.500% due 12/15/2020 - 06/01/2021	334	336
9.500% due 11/01/2021 (a)	33	6
Ginnie Mae
0.858% due 06/20/2032	400	390
1.240% due 02/16/2032	14	15
1.340% due 12/16/2026 - 01/16/2031	140	137
1.440% due 06/16/2031 - 03/16/2032	1,121	1,097
1.458% due 03/20/2031	4,227	4,108
1.490% due 10/16/2030	44	42
1.508% due 02/20/2031	2,571	2,465
1.540% due 02/16/2030 - 04/16/2032	878	859
1.590% due 12/16/2025	618	602
1.640% due 02/16/2030	101	99
1.690% due 02/16/2030	92	90
3.250% due 07/16/2026	336	336
4.000% due 07/16/2026	336	336
4.500% due 01/15/2038	592	605
4.625% due 08/20/2017 - 07/20/2035	43,121	42,073
4.750% due 02/20/2032	592	582
4.875% due 11/20/2031	2,020	1,988
5.000% due 10/20/2028 - 02/01/2039	290,454	296,009
5.125% due 10/20/2018 - 01/20/2030	6,816	6,734
5.250% due 01/20/2028 - 03/20/2030	816	810
5.375% due 04/20/2017 - 04/20/2033	33,450	33,347
5.500% due 03/20/2016 - 02/01/2039	502,189	514,976
5.625% due 11/20/2020	2	2
5.875% due 04/20/2019	28	29
6.000% due 04/15/2011 - 01/01/2039	334,865	345,568
6.000% due 07/15/2029 - 12/15/2038 (g)	801,751	828,887
6.250% due 03/16/2029	3,427	3,575
6.500% due 05/15/2009 - 01/01/2039	94,049	98,025
6.500% due 05/15/2029 - 12/15/2038 (g)	214,139	223,183
6.979% due 03/16/2041	5,388	6,092
7.000% due 09/15/2012 - 02/16/2029	1,426	1,505
7.270% due 12/15/2040	1,722	1,750
7.500% due 02/15/2017 - 11/15/2031	2,084	2,243
7.750% due 10/15/2025	20	21
8.000% due 08/15/2011 - 09/20/2031	6,012	6,630
8.500% due 06/15/2027 - 03/20/2031	1,390	1,501
9.000% due 04/15/2020 - 08/20/2030	95	103
9.500% due 12/15/2021	62	68
Small Business Administration
5.370% due 04/01/2028	13,228	13,574
5.490% due 05/01/2028	16,800	17,325
5.870% due 05/01/2026 - 07/01/2028	12,649	13,221
6.344% due 08/01/2011	164	169
6.640% due 02/01/2011	184	191
7.190% due 12/01/2019	277	293
7.220% due 11/01/2020	773	821
7.449% due 08/01/2010	280	286
8.017% due 02/10/2010	48	49
Vendee Mortgage Trust
6.500% due 03/15/2029	2,156	2,397
6.810% due 01/15/2030	683	713

Total U.S. Government Agencies (Cost $32,448,112)		32,949,214

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
2.750% due 10/31/2013	72,000	76,568
3.875% due 05/15/2018	52,000	59,776
4.250% due 11/15/2017	28,100	32,960

Total U.S. Treasury Obligations (Cost $160,383)		169,304

MORTGAGE-BACKED SECURITIES 16.9%
Adjustable Rate Mortgage Trust
5.036% due 03/25/2035	28,835	17,749
5.135% due 09/25/2035	3,479	2,099
5.414% due 01/25/2036	3,142	2,262
American Home Mortgage Assets
0.661% due 05/25/2046	28,339	11,202
0.661% due 09/25/2046	11,684	4,653
0.681% due 10/25/2046	24,911	8,722
0.701% due 09/25/2046	7,181	1,789
0.761% due 08/25/2037	12,942	512
2.956% due 02/25/2047	12,614	4,240
3.176% due 11/25/2046	12,223	4,159
American Home Mortgage Investment Trust
0.711% due 05/25/2047	4,034	954
4.290% due 10/25/2034	8,348	5,817
4.440% due 02/25/2045	4,168	2,358
5.660% due 09/25/2045	6,888	3,275
Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	10,000	7,935
Banc of America Funding Corp.
0.798% due 05/20/2035	2,072	901
4.155% due 05/25/2035	1,483	1,061
5.357% due 11/20/2035	3,810	3,719
5.753% due 10/25/2036	4,600	2,952
5.756% due 03/20/2036	7,381	4,256
5.837% due 01/25/2037	3,700	1,780
5.888% due 04/25/2037	8,624	5,539
Banc of America Mortgage Securities, Inc.
0.921% due 01/25/2034	664	627
4.250% due 04/25/2034	109	108
4.842% due 08/25/2033	17,042	14,455
5.000% due 05/25/2034	337	285
5.432% due 02/25/2036	2,312	1,634
5.753% due 06/20/2031	407	294
5.772% due 07/20/2032	73	41
6.500% due 10/25/2031	175	162
Banc of America Structural Security Trust
2.135% due 10/11/2033	206	194
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035	5,858	4,920
4.125% due 03/25/2035	27,761	22,951
4.550% due 08/25/2035	9,659	7,944
4.558% due 11/25/2030	15	13
4.750% due 10/25/2035	1,278	1,198
4.786% due 11/25/2034	4,991	3,768
4.955% due 01/25/2035	3,067	2,315
5.009% due 01/25/2035	2,089	1,443
5.046% due 02/25/2034	3,890	2,487
5.472% due 05/25/2047	21,869	12,682
5.729% due 02/25/2036	13,093	7,007
6.079% due 02/25/2033	30	26
6.272% due 01/25/2034	14	12
Bear Stearns Alt-A Trust
5.364% due 05/25/2035	1,338	906
5.441% due 08/25/2036	7,800	3,184
5.495% due 09/25/2035	22,172	10,345
5.747% due 11/25/2036	1,042	487
5.752% due 11/25/2036	1,851	864
5.849% due 01/25/2036	3,168	1,889
5.892% due 11/25/2036	917	435
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	23	22
5.243% due 12/11/2038	2,600	1,237
5.331% due 02/11/2044	24,000	18,570
5.405% due 12/11/2040	6,000	5,120
5.540% due 09/11/2041	45,500	35,831
5.694% due 06/11/2050	13,275	9,925
5.700% due 06/11/2050	30,000	22,347
5.712% due 06/11/2040	40,000	31,269
6.020% due 02/14/2031	8,110	8,085
7.000% due 05/20/2030	1,802	1,672
Bear Stearns Mortgage Securities, Inc.
4.804% due 06/25/2030	58	58
Bear Stearns Structured Products, Inc.
5.661% due 01/26/2036	6,670	4,192
5.761% due 12/26/2046	3,974	2,769
CC Mortgage Funding Corp.
0.651% due 05/25/2036	823	657
0.721% due 08/25/2035	1,506	990
3.759% due 01/25/2035	880	691
Chase Mortgage Finance Corp.
5.431% due 03/25/2037	8,364	5,336
6.018% due 09/25/2036	792	592
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	26	25
6.500% due 02/25/2024	655	655
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021	85	74
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	7,507	5,661
4.098% due 08/25/2035	3,141	2,670
4.248% due 08/25/2035	18,972	15,541
4.683% due 03/25/2034	2,066	1,551
4.684% due 08/25/2035	3,450	2,324
4.900% due 12/25/2035	51	41
5.664% due 07/25/2046	5,943	3,030
6.014% due 09/25/2037	41,063	21,856
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	2,000	1,599
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (b)	4	4
Commercial Mortgage Pass-Through Certificates
1.295% due 04/15/2017	1,456	1,303
1.540% due 02/16/2034	4,166	3,682
4.867% due 05/10/2043	21,387	17,640
5.816% due 12/10/2049	9,000	6,853
Countrywide Alternative Loan Trust
0.641% due 01/25/2037	1,200	439
0.658% due 05/20/2046	70	62
0.661% due 09/25/2046	22,771	8,918
0.681% due 05/25/2035	2,930	1,348
0.681% due 07/25/2046	4,761	2,075
0.691% due 05/25/2035	522	243
0.701% due 08/25/2046	7,872	2,048
0.702% due 12/20/2046	44,703	19,494
0.708% due 07/20/2046	2,230	730
0.718% due 07/20/2046	21,294	8,752
0.721% due 05/25/2035	791	364
0.721% due 09/25/2046	4,050	466
0.721% due 10/25/2046	2,702	566
0.731% due 07/25/2046	2,850	291
0.741% due 05/25/2036	2,851	753
0.751% due 02/25/2037	767	380
0.788% due 09/20/2046	8,850	936
0.801% due 11/20/2035	12,681	6,368
0.811% due 10/25/2046	2,250	274
0.821% due 06/25/2037	4,539	1,615
0.821% due 06/25/2047	464	116
0.841% due 11/25/2035	1,302	436
0.891% due 12/25/2035	2,037	591
0.981% due 11/20/2035	3,350	693
1.241% due 11/25/2035	5,061	2,464
3.256% due 12/25/2035	16,034	7,892
5.414% due 10/25/2035	3,043	2,372
5.750% due 03/25/2037	5,600	2,464
5.886% due 11/25/2035	7,051	3,381
5.894% due 02/25/2037	16,854	9,092
6.000% due 10/25/2032	383	342
6.000% due 02/25/2037	5,379	2,992
6.250% due 11/25/2036	6,054	4,161
Countrywide Home Loan Mortgage Pass-Through Trust
0.761% due 04/25/2035	2,015	984
0.771% due 04/25/2046	4,093	909
0.781% due 03/25/2035	5,023	2,561
0.791% due 03/25/2035	23,707	10,758
0.801% due 02/25/2035	1,512	770
0.811% due 02/25/2035	48	24
0.811% due 06/25/2035	1,058	719
0.811% due 03/25/2036	1,898	469
0.821% due 02/25/2036	2,839	643
1.061% due 08/25/2034	3,309	1,350
4.500% due 01/25/2033	151	151
4.740% due 08/25/2034	2,158	1,090
4.789% due 11/25/2034	3,229	2,017
5.231% due 01/20/2035	3,857	2,472
5.367% due 10/20/2035	7,692	3,976
5.500% due 11/25/2035	3,478	2,709
5.540% due 11/19/2033	31	19
5.542% due 04/20/2036	6,240	3,620
5.610% due 02/20/2036	1,877	985
5.616% due 11/19/2033	77	75
5.750% due 07/19/2031	9	9
5.765% due 05/20/2036	11,562	5,786
6.086% due 09/25/2047	4,075	2,094
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	16,625	12,284
5.579% due 04/25/2037	4,073	2,832
5.723% due 06/15/2039	3,500	2,233
5.863% due 02/25/2037	8,700	4,239
CS First Boston Mortgage Securities Corp.
0.037% due 08/15/2038 (a)	341,958	916
4.832% due 04/15/2037	3,000	2,454
5.357% due 06/25/2032	5	4
7.290% due 09/15/2041	35	35
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	6,700	2,734
5.720% due 09/25/2036	7,600	4,109
6.172% due 06/25/2036	9,400	6,666
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	3,900	2,777
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.500% due 12/25/2035	7,967	4,313
5.587% due 10/25/2035	5,535	3,058
5.869% due 10/25/2036	7,393	4,267
5.886% due 10/25/2036	7,400	3,749
6.300% due 07/25/2036	8,098	3,866
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	5,114	5,107
DLJ Mortgage Acceptance Corp.
5.179% due 11/25/2023	17	16
Downey Savings & Loan Association Mortgage Loan Trust
0.891% due 11/19/2037	6,250	910
0.901% due 07/19/2045	3,100	928
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	963
8.970% due 09/18/2027	4,000	1,863
Fifth Third Mortgage Loan Trust
5.368% due 11/19/2032	117	83
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	6,033	4,587
First Horizon Asset Securities, Inc.
4.741% due 12/25/2033	4,639	3,754
First Nationwide Trust
6.750% due 08/21/2031	208	208
First Republic Mortgage Loan Trust
1.495% due 08/15/2032	14,463	11,641
1.545% due 11/15/2031	6,129	4,521
5.072% due 11/15/2031	1,459	1,415
GMAC Mortgage Corp. Loan Trust
4.287% due 06/25/2034	4,720	2,529
5.500% due 09/25/2034	6,866	6,121
Greenpoint Mortgage Funding Trust
0.671% due 10/25/2046	3,550	582
0.671% due 12/25/2046	3,350	367
0.681% due 10/25/2046	4,750	501
0.691% due 06/25/2045	2,290	1,038
0.701% due 06/25/2045	8,232	4,025
0.741% due 04/25/2036	3,862	1,244
0.791% due 09/25/2046	2,850	210
0.811% due 10/25/2046	3,852	294
Greenpoint Mortgage Pass-Through Certificates
5.496% due 10/25/2033	186	144
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	830	634
GS Mortgage Securities Corp. II
5.799% due 08/10/2045	5,400	3,936
6.044% due 08/15/2018	7,517	7,383
GSR Mortgage Loan Trust
0.731% due 08/25/2046	3,793	961
4.524% due 06/25/2034	179	133
4.540% due 09/25/2035	579	428
5.181% due 01/25/2036	9,142	6,312
5.244% due 11/25/2035	47,177	35,184
5.346% due 11/25/2035	6,960	4,320
5.412% due 04/25/2036	855	557
GSRPM Mortgage Loan Trust
0.871% due 11/25/2031	2,463	2,285
Harborview Mortgage Loan Trust
0.671% due 01/19/2038	954	855
0.698% due 08/21/2036	5,368	2,185
0.761% due 07/19/2046	24,182	9,853
0.771% due 01/19/2038	24,557	9,815
0.771% due 02/19/2046	15,040	6,166
0.781% due 09/19/2046	11,539	4,725
0.801% due 05/19/2035	6,793	3,178
0.831% due 01/19/2038	2,508	531
0.831% due 09/19/2046	3,769	866
5.359% due 08/19/2034	6,650	3,666
5.908% due 08/19/2036	3,382	1,739
6.300% due 11/19/2034	203	102
Homebanc Mortgage Trust
0.651% due 12/25/2036	1,293	506
5.805% due 04/25/2037	7,935	5,157
Indymac ARM Trust
4.436% due 01/25/2032	15	11
Indymac IMSC Mortgage Loan Trust
0.651% due 07/25/2047	7,116	3,076
Indymac INDB Mortgage Loan Trust
0.771% due 11/25/2035	246	112
Indymac Index Mortgage Loan Trust
0.661% due 04/25/2037	2,238	523
0.661% due 09/25/2046	19,498	7,905
0.671% due 11/25/2046	4,472	697
0.671% due 06/25/2047	10,919	4,788
0.681% due 05/25/2046	3,430	1,394
0.711% due 04/25/2035	5,207	2,408
0.711% due 07/25/2035	3,161	1,415
0.721% due 02/25/2037	2,450	334
0.741% due 06/25/2037	4,473	1,235
0.761% due 11/25/2036	3,686	719
0.771% due 06/25/2037	1,350	629
5.000% due 08/25/2035	3,763	1,195
5.099% due 09/25/2035	6,894	3,316
5.339% due 01/25/2036	4,011	2,806
JPMorgan Alternative Loan Trust
2.400% due 06/27/2037	145,693	92,162
JPMorgan Chase Commercial Mortgage Securities Corp.
1.570% due 07/15/2019	175,772	131,821
4.853% due 03/15/2046	15,000	12,633
5.305% due 01/15/2049	37,000	29,249
5.336% due 05/15/2047	2,700	2,034
5.747% due 02/12/2049	26,000	19,185
5.819% due 06/15/2049	52,356	37,143
JPMorgan Mortgage Trust
5.115% due 10/25/2035	3,600	1,912
5.368% due 08/25/2035	6,968	4,121
5.400% due 11/25/2035	3,192	2,414
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	51	12
LB Mortgage Trust
8.441% due 01/20/2017	1,638	1,654
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	4,000	2,980
5.858% due 07/15/2040	135,419	96,783
5.866% due 09/15/2045	25,000	17,769
6.133% due 12/15/2030	470	452
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021	4,050	3,033
Lehman XS Trust
0.551% due 07/25/2046	427	420
Luminent Mortgage Trust
0.641% due 12/25/2036	9,584	4,226
0.651% due 12/25/2036	7,028	2,845
0.671% due 10/25/2046	5,155	2,121
MASTR Adjustable Rate Mortgages Trust
0.681% due 04/25/2046	9,235	3,635
0.711% due 05/25/2037	2,104	923
0.771% due 05/25/2047	3,950	372
0.811% due 05/25/2047	3,350	247
3.788% due 11/21/2034	2,667	2,589
MASTR Asset Securitization Trust
5.500% due 09/25/2033	6,335	5,999
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	308	324
MASTR Seasoned Securities Trust
5.527% due 10/25/2032	1,374	862
Mellon Residential Funding Corp.
1.545% due 11/15/2031	3,089	2,366
1.635% due 12/15/2030	3,121	2,492
1.675% due 06/15/2030	246	203
2.075% due 11/15/2031	303	227
Merrill Lynch Alternative Note Asset
0.771% due 03/25/2037	2,800	771
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	6,300	4,757
5.485% due 03/12/2051	180	124
5.700% due 09/12/2049	4,100	2,854
Merrill Lynch Mortgage Investors, Inc.
0.659% due 04/25/2028 (a)	1,113	14
0.681% due 02/25/2036	5,455	2,915
Merrill Lynch Mortgage Trust
1.545% due 07/12/2034 (a)	54,535	423
Merrill Lynch Mortgage-Backed Securities Trust
5.819% due 04/25/2037	8,036	5,742
MLCC Mortgage Investors, Inc.
0.721% due 11/25/2035	2,217	1,566
1.575% due 03/15/2025	355	253
2.395% due 10/25/2035	4,258	3,171
4.917% due 01/25/2029	4,000	2,690
Morgan Stanley Capital I
1.255% due 10/15/2020	5,772	4,409
5.447% due 02/12/2044	24,770	18,448
5.692% due 04/15/2049	3,600	2,713
5.881% due 06/11/2049	13,500	10,045
6.540% due 04/03/2014	11,000	10,974
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,500	4,082
Morgan Stanley Mortgage Loan Trust
0.841% due 11/25/2035	3,628	855
0.981% due 02/25/2047	3,877	1,907
5.416% due 06/25/2036	2,353	1,808
5.469% due 07/25/2035	3,314	1,555
5.701% due 02/25/2047	6,516	4,544
6.445% due 06/25/2036	9,258	3,920
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	6,200	4,233
6.138% due 03/25/2047	5,600	3,020
7.000% due 02/19/2030	718	747
Ocwen Residential MBS Corp.
6.934% due 06/25/2039	648	292
Opteum Mortgage Acceptance Corp.
0.731% due 07/25/2035	1,043	864
Prime Mortgage Trust
0.871% due 02/25/2034	341	298
5.000% due 02/25/2019	21	20
Residential Accredit Loans, Inc.
0.571% due 09/25/2046	1,387	968
0.631% due 01/25/2037	2,168	808
0.651% due 06/25/2046	74	30
0.651% due 02/25/2047	2,285	482
0.671% due 12/25/2046	3,250	345
0.701% due 05/25/2037	5,699	1,224
0.721% due 08/25/2037	5,192	2,074
0.741% due 05/25/2046	2,650	296
0.776% due 09/25/2046	5,900	559
0.871% due 03/25/2033	608	547
0.871% due 10/25/2045	3,665	1,693
5.309% due 08/25/2035	743	363
5.669% due 09/25/2035	5,590	3,096
5.714% due 02/25/2036	6,047	3,068
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	469	464
Residential Asset Securitization Trust
0.871% due 05/25/2033	542	458
6.000% due 03/25/2037	5,276	3,909
Residential Funding Mortgage Securities I
5.210% due 09/25/2035	3,333	2,080
Sequoia Mortgage Trust
0.858% due 07/20/2033	2,835	2,027
0.888% due 10/20/2027	3,322	2,549
0.931% due 10/19/2026	143	113
4.474% due 04/20/2035	6,219	4,670
5.709% due 01/20/2047	3,187	2,130
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	5,300	3,983
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,002
Structured Adjustable Rate Mortgage Loan Trust
0.691% due 05/25/2037	2,360	1,020
1.266% due 06/25/2034	1,444	781
4.590% due 04/25/2034	7,488	4,404
5.345% due 01/25/2035	3,744	1,961
5.373% due 11/25/2035	4,085	2,207
5.499% due 07/25/2035	2,094	1,335
5.950% due 02/25/2036	6,778	3,223
6.000% due 03/25/2036	6,491	3,166
6.000% due 10/25/2037	5,971	2,482
Structured Asset Mortgage Investments, Inc.
0.651% due 06/25/2036	22,941	9,694
0.661% due 07/25/2046	38,408	16,818
0.681% due 04/25/2036	31,013	12,679
0.691% due 05/25/2036	5,946	2,395
0.691% due 05/25/2046	7,228	2,907
0.701% due 05/25/2045	3,206	1,530
0.721% due 09/25/2047	6,255	1,516
0.731% due 05/25/2046	7,017	1,983
0.771% due 08/25/2036	4,250	541
0.831% due 07/19/2035	8,724	6,059
0.911% due 09/19/2032	6,015	4,254
0.911% due 10/19/2034	395	208
0.931% due 03/19/2034	1,816	1,142
1.021% due 09/25/2047	16,973	3,735
5.312% due 05/25/2022	1,512	1,387
5.632% due 05/02/2030	250	228
Structured Asset Securities Corp.
4.687% due 02/25/2032	4	4
5.000% due 05/25/2035	24,327	20,030
5.044% due 08/25/2032	534	426
5.048% due 10/25/2035	879	636
5.221% due 01/25/2032	314	245
5.376% due 07/25/2032	3	2
5.529% due 01/25/2034	5,851	3,611
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	3,000	1,522
5.970% due 09/25/2036	9,600	6,630
6.014% due 07/25/2037	6,218	4,284
Thornburg Mortgage Securities Trust
0.571% due 03/25/2037	11,057	9,064
0.621% due 11/25/2046	3,272	2,639
1.525% due 06/25/2037	5,648	4,626
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021	5,626	4,306
5.342% due 12/15/2043	82,145	54,013
5.509% due 04/15/2047	25,000	18,071
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	2,127	1,410
WaMu Mortgage Pass-Through Certificates
0.691% due 07/25/2046	1,161	660
0.701% due 04/25/2045	237	113
0.731% due 11/25/2045	1,704	839
0.761% due 10/25/2045	10,697	5,865
0.781% due 01/25/2045	7,848	4,047
0.791% due 07/25/2045	240	99
0.811% due 01/25/2045	272	128
0.881% due 11/25/2045	3,250	749
0.881% due 12/25/2045	3,250	644
1.011% due 12/25/2027	8,048	6,678
1.111% due 12/25/2027	455	386
1.171% due 12/25/2045	1,101	312
1.808% due 11/25/2034	4,466	2,333
1.928% due 11/25/2034	2,849	955
1.938% due 07/25/2044	677	471
2.956% due 02/25/2047	22,546	8,400
2.956% due 03/25/2047	26,881	10,028
2.996% due 01/25/2047	9,131	3,376
3.006% due 06/25/2047	4,249	1,207
3.016% due 04/25/2047	19,811	8,724
3.066% due 07/25/2047	5,490	2,243
3.076% due 12/25/2046	8,450	3,175
3.656% due 06/25/2042	1,137	833
3.656% due 08/25/2042	2,384	1,683
4.019% due 01/25/2047	3,513	1,589
4.269% due 07/25/2046	13,504	11,303
4.269% due 08/25/2046	752	396
4.491% due 09/25/2033	14,845	12,802
4.565% due 06/25/2033	2,180	1,962
4.585% due 04/25/2035	3,625	3,400
4.919% due 08/25/2035	4,134	3,138
5.339% due 01/25/2037	6,426	3,629
5.449% due 02/25/2037	26,437	15,793
5.526% due 04/25/2037	4,551	2,405
5.605% due 12/25/2036	4,072	2,359
5.606% due 12/25/2036	13,559	6,749
5.653% due 05/25/2037	9,870	6,642
5.706% due 02/25/2037	12,125	6,629
5.862% due 02/25/2037	13,791	9,711
5.929% due 09/25/2036	6,954	4,030
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.721% due 07/25/2046	2,506	771
3.016% due 04/25/2047	5,584	1,639
3.026% due 04/25/2047	5,257	1,450
3.096% due 05/25/2047	5,232	1,664
3.226% due 05/25/2046	4,544	1,944
6.268% due 07/25/2036	4,600	1,989
Washington Mutual MSC Mortgage Pass-Through Certificates
5.515% due 11/25/2030	667	471
6.500% due 09/25/2032	3,320	3,187
Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	7,767	5,558
4.598% due 12/25/2033	8,169	5,807
4.777% due 05/25/2035	396	301
4.963% due 01/25/2035	14,743	11,458
4.992% due 12/25/2034	3,479	2,694
5.512% due 08/25/2036	741	530
5.594% due 07/25/2036	9,149	5,046

Total Mortgage-Backed Securities (Cost $2,583,510)		1,873,745

ASSET-BACKED SECURITIES 10.3%
Aames Mortgage Investment Trust
0.871% due 10/25/2035	1,701	1,415
ABFS Mortgage Loan Trust
0.000% due 07/15/2033	2,000	1,748
Access Group, Inc.
4.835% due 10/27/2025	15,900	14,621
Accredited Mortgage Loan Trust
0.511% due 09/25/2036	643	630
ACE Securities Corp.
0.551% due 10/25/2036	1,111	1,058
0.601% due 05/25/2036	5,329	4,929
1.171% due 08/25/2030	74	66
AFC Home Equity Loan Trust
0.881% due 06/25/2029	699	285
1.021% due 12/26/2029	31	16
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,075	2,249
American Express Credit Account Master Trust
1.285% due 03/15/2012	9,330	9,043
American Express Issuance Trust
1.395% due 09/15/2011	12,000	10,885
AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009	8,450	8,449
Amortizing Residential Collateral Trust
0.741% due 06/25/2032	66	46
0.761% due 07/25/2032	736	472
1.171% due 10/25/2031	404	369
Amresco Residential Securities Mortgage Loan Trust
0.966% due 06/25/2028	184	135
1.026% due 06/25/2027	814	691
1.101% due 09/25/2028	1,939	1,514
1.411% due 06/25/2029	204	150
Argent Securities, Inc.
0.521% due 10/25/2036	538	514
Asset-Backed Funding Certificates
0.531% due 10/25/2036	368	358
1.491% due 03/25/2032	1,229	938
Asset-Backed Securities Corp. Home Equity
0.521% due 12/25/2036	1,042	959
1.715% due 06/15/2031	332	272
BA Credit Card Trust
1.895% due 12/15/2014	10,000	8,336
2.395% due 12/16/2013	207,000	184,287
Bayview Financial Acquisition Trust
0.821% due 05/28/2037	5,546	4,002
Bear Stearns Asset-Backed Securities Trust
0.871% due 09/25/2046	4,823	3,304
1.121% due 02/25/2034	439	213
1.221% due 11/25/2042	1,861	1,320
1.471% due 10/25/2037	6,322	5,189
1.671% due 10/25/2032	761	436
5.575% due 06/25/2043	94	64
Capital Auto Receivables Asset Trust
2.645% due 10/15/2012	800	714
Carrington Mortgage Loan Trust
0.521% due 10/25/2036	195	188
0.521% due 01/25/2037	1,951	1,809
0.571% due 06/25/2037	6,122	5,431
CDC Mortgage Capital Trust
1.521% due 01/25/2033	2,148	1,514
Centex Home Equity
0.771% due 01/25/2032	122	99
1.321% due 01/25/2032	1,251	609
Charming Shoppes Master Trust
1.525% due 05/15/2014	6,000	5,701
Chase Funding Mortgage Loan Asset-Backed Certificates
0.771% due 07/25/2033	107	93
1.111% due 08/25/2032	553	491
1.131% due 11/25/2032	876	531
Chase Issuance Trust
1.235% due 04/15/2013	17,049	15,109
1.945% due 08/17/2015	21,300	16,920
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033	857	576
0.761% due 03/25/2033	380	350
1.121% due 12/25/2031	1,349	639
Citibank Omni Master Trust
0.561% due 03/20/2013	19,800	19,618
1.608% due 12/23/2013	138,000	130,980
Citigroup Mortgage Loan Trust, Inc.
5.764% due 01/25/2037	4,900	3,600
Community Program Loan Trust
4.500% due 10/01/2018	638	640
Conseco Finance
2.122% due 08/15/2033	2,937	1,243
2.922% due 05/15/2032	1,145	891
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	11,935	6,115
8.200% due 02/01/2032	40,000	20,693
8.400% due 02/01/2032	1,322	21
Conseco Financial Corp.
6.240% due 12/01/2028	3,726	2,836
7.060% due 02/01/2031	7,000	3,126
7.400% due 06/15/2027	2,755	2,771
7.550% due 01/15/2029	378	299
8.000% due 07/15/2018	954	979
8.050% due 10/15/2027	359	318
9.100% due 04/15/2025	3,278	3,149
Countrywide Asset-Backed Certificates
0.501% due 01/25/2046	575	569
0.521% due 05/25/2037	891	831
0.521% due 08/25/2037	2,426	2,180
0.521% due 12/25/2046	614	598
0.521% due 04/25/2047	2,316	2,189
0.531% due 03/25/2037	1,555	1,503
0.531% due 09/25/2046	123	121
0.541% due 12/25/2036	51	50
0.581% due 10/25/2046	678	626
0.921% due 06/25/2033	902	734
0.941% due 11/25/2033	920	822
0.971% due 09/25/2032	2,750	2,239
1.371% due 10/25/2047	4,212	3,110
Credit-Based Asset Servicing & Securitization LLC
1.571% due 04/25/2032	514	295
CS First Boston Mortgage Securities Corp.
0.721% due 01/25/2043	53	47
0.831% due 05/25/2044	1,233	1,089
Delta Funding Home Equity Loan Trust
2.015% due 09/15/2029	17	12
Denver Arena Trust
6.940% due 11/15/2019	7,745	7,879
EMC Mortgage Loan Trust
0.841% due 05/25/2040	1,042	832
Equifirst Mortgage Loan Trust
0.711% due 01/25/2034	539	417
First Franklin Mortgage Loan Asset-Backed Certificates
0.521% due 11/25/2036	10,129	9,174
0.851% due 10/25/2034	314	305
First International Bank N.A.
1.745% due 03/15/2027	2,637	925
1.775% due 04/15/2026	181	49
First Plus Home Loan Trust
7.670% due 05/10/2024	664	663
Ford Credit Auto Owner Trust
1.525% due 06/15/2010	8,234	8,105
2.095% due 01/15/2011	16,700	16,211
2.395% due 12/15/2010	24,880	24,282
2.615% due 06/15/2012	115,000	104,416
2.776% due 06/15/2009	2,609	2,610
4.360% due 06/15/2010	704	697
Franklin Auto Trust
1.508% due 10/20/2011	4,586	4,419
2.088% due 06/20/2012	5,200	4,688
GE-WMC Mortgage Securities LLC
0.511% due 08/25/2036	970	912
GMAC Mortgage Corp. Loan Trust
0.711% due 01/25/2029	1,356	790
GSAMP Trust
0.541% due 09/25/2036	2,645	2,542
0.621% due 10/25/2036	9,709	952
0.761% due 03/25/2034	92	89
0.871% due 02/25/2033	730	525
GSRPM Mortgage Loan Trust
0.851% due 09/25/2042	712	703
HFC Home Equity Loan Asset-Backed Certificates
0.578% due 03/20/2036	428	409
0.858% due 09/20/2033	2,088	1,564
Home Equity Asset Trust
0.631% due 05/25/2036	2,328	2,261
IMC Home Equity Loan Trust
6.880% due 11/20/2028	118	118
7.520% due 08/20/2028	95	80
Irwin Home Equity Corp.
1.821% due 02/25/2029	1,444	1,082
Ischus CDO Ltd.
2.105% due 09/10/2013	576	69
JPMorgan Mortgage Acquisition Corp.
0.521% due 07/25/2036	601	551
0.541% due 01/25/2037	18,003	16,161
0.551% due 08/25/2036	1,351	1,214
0.571% due 07/25/2036	30	29
Lehman XS Trust
0.551% due 06/25/2046	1,073	1,041
0.551% due 08/25/2046	1,401	1,388
0.561% due 05/25/2046	193	191
0.591% due 11/25/2036	553	526
0.641% due 04/25/2046	4,549	3,644
0.701% due 06/25/2046	4,105	996
0.701% due 08/25/2046	3,779	900
0.711% due 09/25/2046	4,649	1,025
0.711% due 11/25/2046	4,470	964
0.721% due 08/25/2046	3,557	375
0.791% due 11/25/2046	2,050	432
Long Beach Mortgage Loan Trust
1.896% due 03/25/2032	2,362	1,880
MASTR Asset-Backed Securities Trust
0.551% due 05/25/2037	12,563	10,568
0.571% due 03/25/2036	5,227	4,921
0.601% due 01/25/2036	3,258	3,037
Merrill Lynch Mortgage Investors, Inc.
0.531% due 10/25/2037	2,553	1,935
0.541% due 07/25/2037	1,352	1,275
0.551% due 09/25/2037	2,075	1,952
0.831% due 06/25/2035	1,181	642
Mesa Trust Asset-Backed Certificates
0.871% due 12/25/2031	1,214	789
Mid-State Trust
6.340% due 10/15/2036	1,705	1,527
7.340% due 07/01/2035	971	955
7.400% due 07/01/2035	42	40
7.790% due 07/01/2035	55	51
7.791% due 03/15/2038	2,058	1,803
8.330% due 04/01/2030	10,078	8,886
Morgan Stanley ABS Capital I
0.511% due 07/25/2036	486	481
0.511% due 09/25/2036	110	105
0.571% due 10/25/2036	5,000	4,007
0.651% due 01/25/2036	12,320	10,761
0.971% due 03/25/2033	2,511	1,426
Morgan Stanley Mortgage Loan Trust
0.831% due 04/25/2037	700	255
5.726% due 10/25/2036	5,324	3,536
5.750% due 11/25/2036	6,511	6,148
5.750% due 04/25/2037	5,732	4,685
6.000% due 07/25/2047	6,088	2,739
Nationstar Home Equity Loan Trust
0.531% due 06/25/2037	503	464
New Century Home Equity Loan Trust
0.541% due 08/25/2036	44	43
Oakwood Mortgage Investors, Inc.
1.570% due 03/15/2018	1,212	835
Option One Mortgage Loan Trust
1.071% due 01/25/2032	250	189
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	14,124
Preferred Credit Corp.
7.590% due 07/25/2026	7	7
Renaissance Home Equity Loan Trust
0.831% due 11/25/2034	531	336
0.911% due 08/25/2033	2,259	1,620
0.971% due 12/25/2033	5,491	4,177
1.671% due 08/25/2032	2,599	1,597
Residential Asset Mortgage Products, Inc.
0.551% due 10/25/2036	2,065	1,917
0.591% due 10/25/2036	3,933	3,643
0.591% due 05/25/2037	15,103	12,629
Residential Asset Securities Corp.
0.541% due 11/25/2036	2,033	1,950
0.551% due 10/25/2036	1,433	1,384
0.971% due 07/25/2032	1,650	834
1.051% due 06/25/2033	212	124
1.071% due 06/25/2032	136	67
Residential Funding Mortgage Securities II, Inc.
0.571% due 02/25/2036	875	841
8.350% due 12/25/2024	681	644
8.350% due 03/25/2025	149	145
Residential Mortgage Loan Trust
1.645% due 09/25/2029	196	184
SACO I, Inc.
0.731% due 06/25/2036	1,725	843
Salomon Brothers Mortgage Securities VII, Inc.
1.400% due 01/25/2032	382	227
1.446% due 10/25/2028	540	450
6.930% due 08/25/2028	627	550
Saxon Asset Securities Trust
0.531% due 10/25/2046	2,201	2,111
0.811% due 12/26/2034	1,041	549
0.971% due 03/25/2032	1,491	1,216
0.991% due 08/25/2032	12	12
SBI HELOC Trust
0.641% due 08/25/2036	947	878
Sears Credit Account Master Trust
1.415% due 04/16/2013	21,000	20,655
Securitized Asset-Backed Receivables LLC Trust
0.531% due 12/25/2036	7,342	6,117
SLM Student Loan Trust
3.525% due 10/27/2014	4,458	4,316
3.535% due 01/25/2018	119	119
3.545% due 10/26/2015	235	234
3.565% due 10/25/2019	1,750	1,621
3.615% due 04/27/2020	5,445	4,801
3.645% due 04/25/2017	392	369
3.935% due 10/27/2014	23,289	22,607
3.985% due 01/25/2017	1,100	971
4.285% due 01/25/2019	2,500	2,070
4.635% due 10/25/2016	1,960	1,834
5.035% due 04/25/2023	171,579	161,035
Soundview Home Equity Loan Trust
0.531% due 11/25/2036	286	262
0.571% due 10/25/2036	174	171
Specialty Underwriting & Residential Finance
0.521% due 09/25/2037	9,255	8,832
1.151% due 01/25/2034	289	207
Structured Asset Securities Corp.
0.521% due 10/25/2036	5,020	4,644
0.761% due 01/25/2033	17	13
0.871% due 05/25/2034	1,235	997
1.521% due 01/25/2033	1,035	584
TABS Ltd.
2.839% due 02/12/2047	2,920	122
Trapeza CDO I LLC
3.245% due 11/16/2034	1,000	251
Truman Capital Mortgage Loan Trust
0.811% due 01/25/2034	67	66
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,683
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	72	72
Wells Fargo Home Equity Trust
0.711% due 10/25/2035	8,054	7,491
0.721% due 12/25/2035	5,951	5,565
WMC Mortgage Loan Pass-Through Certificates
2.095% due 10/15/2029	31	28

Total Asset-Backed Securities (Cost $1,294,736)		1,147,967

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 10/15/2029	261,000	2,219

Total Convertible Preferred Stocks (Cost $19,575)		2,219

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 7.0%
Repurchase Agreements 0.3%
JPMorgan Chase Bank N.A.
0.030% due 01/07/2009	$31,753	31,753
(Dated 12/05/2008. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2017 valued at $32,978. Repurchase proceeds are $31,753.)

U.S. Cash Management Bills 0.4%
0.343% due 04/29/2009 - 05/15/2009 (c)(d)	45,000	44,750

U.S. Treasury Bills 6.3%
0.168% due 01/02/2009 - 06/11/2009 (c)(d)	708,710	706,851

Total Short-Term Instruments (Cost $785,289)		783,354

Purchased Options (j) 0.0% (Cost $1,139)		3,653
Total Investments 333.9% (Cost $37,486,573)		$37,126,074
Written Options (k) (0.1%) (Premiums $889)		(4,089)
Other Assets and Liabilities (Net) (233.8%)		(26,001,459)

Net Assets 100.0%		$11,120,526

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Principal only security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $663,450 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $1,100 have been pledged as collateral for delayed-delivery securities on December 31, 2008.

(f) Securities with an aggregate market value of $68,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(g) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $4,281,870 at a weighted average interest rate of 2.620%. On December 31, 2008, securities valued at $12,138,082 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $176 and cash of $14,926 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	1,570	$5,739
90-Day Eurodollar June Futures	Long	06/2009	1,166	7,882
90-Day Eurodollar September Futures	Long	09/2009	696	4,580
U.S. Treasury 5-Year Note March Futures	Long	03/2009	755	(130)
U.S. Treasury 10-Year Note March Futures	Long	03/2009	4,297	23,734

				$41,805

(i) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Accredited Mortgage Loan Trust 1-Month USD-LIBOR plus 1.150% due 04/25/2036	BCLY	(1.000%)	04/25/2036	$5,000	$4,834	$0	$4,834
Altius Funding Ltd. 3-Month USD-LIBOR plus 1.400% due 12/09/2040	MLP	(1.230%)	12/09/2040	3,049	2,607	0	2,607
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UBS	(1.250%)	03/25/2035	1,752	1,688	0	1,688
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%)	07/20/2018	5,000	3,858	0	3,858
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%)	01/10/2041	2,460	2,345	0	2,345
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	5,000	4,258	0	4,258
CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	UBS	(1.080%)	07/15/2037	10,000	6,289	0	6,289
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%)	10/25/2035	3,000	2,786	0	2,786
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.350% due 03/25/2036	BCLY	(0.870%)	03/25/2036	5,000	4,873	0	4,873
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 2.800% due 06/25/2034	MLP	(1.900%)	06/25/2034	1,590	1,548	0	1,548
Home Equity Asset Trust 1-Month USD-LIBOR plus 1.200% due 08/25/2036	RBS	(1.500%)	08/25/2036	2,908	2,840	0	2,840
Home Equity Asset Trust 1-Month USD-LIBOR plus 3.500% due 12/25/2034	GSC	(2.200%)	12/25/2034	830	812	0	812
JPMorgan Mortgage Acquisition Corp. 1-Month USD-LIBOR plus 2.350% due 05/25/2035	MLP	(1.880%)	05/25/2035	5,000	4,809	0	4,809
KLIO Funding Ltd. 3-Month USD-LIBOR plus 1.800% due 04/23/2039	JPM	(1.700%)	04/23/2039	2,616	2,381	0	2,381
Lancer Funding Ltd. 3-Month USD-LIBOR plus 3.250% due 04/06/2046	JPM	(2.900%)	04/06/2046	6,946	6,570	0	6,570
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%)	09/15/2040	4,000	2,974	0	2,974
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(0.490%)	02/25/2034	914	502	0	502
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%)	11/12/2037	4,000	2,510	0	2,510
Merrill Lynch Mortgage Trust 5.527% due 06/12/2043	UBS	(1.080%)	06/12/2043	10,000	5,814	0	5,814
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(0.540%)	12/27/2033	982	740	0	740
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	(2.200%)	09/25/2034	3,413	3,202	0	3,202
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%)	10/18/2020	1,000	765	0	765
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%)	04/15/2020	2,000	1,546	0	1,546
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 2.450% due 02/25/2036	MLP	(2.370%)	02/25/2036	5,000	4,851	0	4,851
Soundview Home Equity Loan Trust 1-Month USD-LIBOR plus 1.100% due 07/25/2036	MLP	(1.050%)	07/25/2036	5,000	4,863	0	4,863
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(0.590%)	02/25/2035	803	692	0	692
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.820% due 02/25/2035	BCLY	(0.610%)	02/25/2035	1,896	1,845	0	1,845
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	1,500	1,191	0	1,191

					$83,993	$0	$83,993

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	0.700%	07/25/2034	$5,329	$(1,728)	$(1,332)	$(396)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	5,708	(2,043)	(3,882)	1,839
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	7,500	(4,390)	(2,550)	(1,840)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	GSC	0.490%	10/25/2035	7,500	(4,742)	(2,850)	(1,892)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	7,500	(5,227)	(2,325)	(2,902)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	6,500	(3,382)	(2,145)	(1,237)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	6,500	(2,730)	(1,950)	(780)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	8,000	(5,527)	(2,400)	(3,127)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	7,000	(4,056)	(2,450)	(1,606)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	9,000	(3,951)	(3,150)	(801)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(2,092)	(2,400)	308
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	7,500	(3,595)	(2,100)	(1,495)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	7,500	(2,651)	(2,550)	(101)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	5,000	(2,470)	(2,250)	(220)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	7,500	(5,141)	(2,250)	(2,891)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(4,285)	(2,625)	(1,660)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	5,000	(3,082)	(1,600)	(1,482)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	7,000	(3,759)	(1,960)	(1,799)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 2.450% due 02/25/2036	CITI	3.550%	02/25/2036	5,000	(4,819)	0	(4,819)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	7,500	(5,033)	(3,375)	(1,658)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	6,169	(2,564)	(2,776)	212
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	5,000	(3,292)	(2,750)	(542)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	13,000	(6,568)	(7,150)	582
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	9,000	(7,515)	(6,750)	(765)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	7,500	(3,081)	(3,000)	(81)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	GSC	0.850%	12/25/2034	6,424	(2,516)	(2,248)	(268)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	0.950%	04/25/2034	3,500	(1,275)	(1,400)	125
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	2,658	(2,552)	(2,499)	(53)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	2,267	(1,089)	(793)	(296)

					$(105,155)	$(75,510)	$(29,645)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	BOA	(0.540%)	07/25/2045	$25,000	$21,986	$(23)	$22,009
ABX.HE A 06-1 Index	CITI	(0.540%)	07/25/2045	25,000	21,986	(101)	22,087
ABX.HE A 06-1 Index	UBS	(0.540%)	07/25/2045	1,000	879	(2)	881
ABX.HE BBB 06-1 Index	CITI	(1.540%)	07/25/2045	30,193	28,558	(90)	28,648
ABX.HE BBB 06-1 Index	CSFB	(1.540%)	07/25/2045	1,948	1,842	(4)	1,846
ABX.HE BBB 06-1 Index	GSC	(1.540%)	07/25/2045	1,461	1,376	131	1,245
ABX.HE AAA 06-2 Index	CSFB	(0.110%)	05/25/2046	3,000	1,500	184	1,316
CMBX.NA AAA 2 Index	BOA	(0.070%)	03/15/2049	17,000	3,431	4,061	(630)
CMBX.NA AAA 2 Index	JPM	(0.070%)	03/15/2049	1,000	202	237	(35)
CMBX.NA AAA 2 Index	MSC	(0.070%)	03/15/2049	65,900	13,299	15,271	(1,972)
CMBX.NA AAA 4 Index	BCLY	(0.350%)	02/17/2051	21,100	6,346	1,729	4,617
CMBX.NA AAA 4 Index	BOA	(0.350%)	02/17/2051	46,000	13,836	3,650	10,186
CMBX.NA AAA 4 Index	CSFB	(0.350%)	02/17/2051	32,000	9,625	9,999	(374)
CMBX.NA AAA 4 Index	GSC	(0.350%)	02/17/2051	25,000	7,520	7,800	(280)
CMBX.NA AAA 4 Index	JPM	(0.350%)	02/17/2051	14,500	4,361	1,317	3,044
CMBX.NA AAA 4 Index	MSC	(0.350%)	02/17/2051	21,400	6,437	6,569	(132)
CMBX.NA AAA 5 Index	GSC	(0.350%)	02/15/2051	70,000	22,112	6,437	15,675

					$165,296	$57,165	$108,131

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	BCLY	0.540%	07/25/2045	$11,000	$(9,674)	$(302)	$(9,372)
ABX.HE A 06-1 Index	GSC	0.540%	07/25/2045	50,000	(43,947)	141	(44,088)
ABX.HE A 06-2 Index	CSFB	0.440%	05/25/2046	24,438	(23,135)	(13,563)	(9,572)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046	1,955	(1,851)	(1,007)	(844)
ABX.HE AA 07-1 Index	CITI	0.150%	08/25/2037	5,000	(4,724)	(2,606)	(2,118)
ABX.HE AAA 06-2 Index	JPM	0.110%	05/25/2046	3,000	(1,500)	2	(1,502)
ABX.HE BBB 06-1 Index	BOA	1.540%	07/25/2045	2,435	(2,303)	(177)	(2,126)
ABX.HE BBB 06-1 Index	UBS	1.540%	07/25/2045	31,167	(29,475)	(2,182)	(27,293)
ABX.HE BBB 06-2 Index	CITI	1.330%	05/25/2046	49,152	(47,088)	(12,021)	(35,067)
ABX.HE BBB 06-2 Index	JPM	1.330%	05/25/2046	1,586	(1,501)	(30)	(1,471)
ABX.HE BBB 06-2 Index	MLP	1.330%	05/25/2046	4,360	(4,144)	(1,204)	(2,940)
ABX.HE BBB 06-2 Index	MSC	1.330%	05/25/2046	7,928	(7,523)	(2,141)	(5,382)
ABX.HE BBB 06-2 Index	UBS	1.330%	05/25/2046	75,709	(73,047)	(15,644)	(57,403)
ABX.HE BBB 07-1 Index	MLP	2.240%	08/25/2037	7,501	(7,009)	(1,669)	(5,340)
CMBX.NA AAA 3 Index	BCLY	0.080%	12/13/2049	8,600	(2,563)	(830)	(1,733)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	157,900	(47,060)	(21,725)	(25,335)
CMBX.NA BBB 1 Index	DUB	1.340%	10/12/2052	8,000	(5,153)	80	(5,233)

					$(311,697)	$(74,878)	$(236,819)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	$130,000	$(14,123)	$365	$(14,488)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	26,000	(1,525)	1,461	(2,986)
Receive	30-Day USD-CMM Rate	5.000%	01/29/2009	MLP	150,000	(16,293)	9,996	(26,289)
Receive	30-Day USD-CMM Rate	5.000%	01/29/2009	RBS	105,000	(11,405)	6,449	(17,854)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	313,000	(52,762)	3,503	(56,265)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS	130,000	(21,914)	1,556	(23,470)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	4,000	(180)	(143)	(37)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	MSC	1,600	(72)	(58)	(14)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	JPM	72,500	(5,762)	(5,767)	5
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MLP	25,800	(2,051)	(387)	(1,664)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	RBS	102,700	(8,163)	(2,873)	(5,290)
Receive	3-Month USD-LIBOR	5.000%	12/15/2014	BOA	6,800	(1,040)	(206)	(834)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	BOA	249,200	(24,275)	(18,655)	(5,620)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	400	(39)	(30)	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	14,400	(3,134)	0	(3,134)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	130,400	(28,382)	(6,489)	(21,893)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	157,900	(34,315)	(5,712)	(28,603)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY	10,000	(1,190)	189	(1,379)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI	84,800	(10,089)	(3,869)	(6,220)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB	393,800	(46,850)	(10,018)	(36,832)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	45,020	(5,356)	(4,347)	(1,009)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	679,280	(80,813)	(2,850)	(77,963)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	158,900	(72,266)	6,036	(78,302)

						$(441,999)	$(31,849)	$(410,150)

(j) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call-OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$93,500	$907	$3,653

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 02/01/2039	$112.000	02/05/2009	$9,900	$1	$0
Put - OTC Fannie Mae 6.000% due 01/01/2039	54.000	01/06/2009	350,000	41	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	72.000	01/06/2009	700,000	82	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	76.063	01/06/2009	400,000	47	0
Put - OTC Fannie Mae 6.000% due 02/01/2039	87.000	02/05/2009	100,000	12	0
Put - OTC Fannie Mae 6.000% due 02/01/2039	89.500	02/05/2009	400,000	47	0
Put - OTC Ginnie Mae 5.500% due 02/01/2039	72.000	02/12/2009	22,000	2	0

				$232	$0

(k) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$40,700	$889	$4,089

(l) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(5)
Fannie Mae	4.500%	04/01/2023	$65	$66	$66
Fannie Mae	4.500%	05/01/2023	47,923	48,741	49,068
Fannie Mae	4.500%	06/01/2023	39,393	40,065	40,334
Fannie Mae	4.500%	01/01/2024	678,000	686,051	693,043
Fannie Mae	4.500%	02/01/2038	40,000	40,703	40,762
Fannie Mae	4.500%	01/01/2039	133,280	135,479	135,113
Fannie Mae	5.000%	01/01/2024	779,200	792,927	799,776
Fannie Mae	5.000%	08/01/2035	2,548	2,605	2,605
Fannie Mae	5.000%	05/01/2038	1,604	1,644	1,640
Fannie Mae	5.000%	01/01/2039	2,578,800	2,595,458	2,633,197
Fannie Mae	5.500%	08/01/2021	309	316	320
Fannie Mae	5.500%	04/01/2022	1,085	1,119	1,119
Fannie Mae	5.500%	05/01/2022	165	171	170
Fannie Mae	5.500%	06/01/2022	960	990	991
Fannie Mae	5.500%	07/01/2022	767	791	791
Fannie Mae	5.500%	08/01/2022	3,247	3,348	3,350
Fannie Mae	5.500%	10/01/2022	992	1,023	1,024
Fannie Mae	5.500%	11/01/2022	7,975	8,225	8,229
Fannie Mae	5.500%	12/01/2022	841	867	867
Fannie Mae	5.500%	01/01/2023	877	904	905
Fannie Mae	5.500%	03/01/2023	10,934	11,276	11,281
Fannie Mae	5.500%	04/01/2023	1,241	1,280	1,281
Fannie Mae	5.500%	06/01/2023	433	447	447
Fannie Mae	5.500%	10/01/2023	1,794	1,851	1,851
Fannie Mae	5.500%	11/01/2023	8,288	8,548	8,551
Fannie Mae	5.500%	12/01/2023	1,178	1,215	1,215
Fannie Mae	5.500%	01/01/2024	1,427,000	1,457,217	1,469,587
Fannie Mae	5.500%	01/01/2039	2,737,941	2,755,604	2,806,817
Fannie Mae	6.000%	01/01/2023	135,000	139,364	139,999
Fannie Mae	6.500%	01/01/2039	325,000	334,681	337,543
Freddie Mac	6.000%	02/01/2038	600	617	616
Freddie Mac	6.000%	01/01/2039	511,000	523,272	526,410
Ginnie Mae	5.000%	01/01/2039	3,000	3,080	3,075
Ginnie Mae	5.500%	01/01/2039	225,000	231,653	231,715
Ginnie Mae	6.000%	01/01/2039	510,630	522,415	526,827
Ginnie Mae	6.500%	01/01/2039	15,600	16,058	16,222
U.S. Treasury Notes	3.875%	05/15/2018	52,000	52,099	60,280
U.S. Treasury Notes	4.250%	11/15/2017	28,100	28,342	33,716

				$10,450,512	$10,590,803

(5)	Market value includes $1,259 of interest payable on short sales.

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$2,218	$37,097,758	$26,098	$37,126,074
Short Sales, at value	0	(10,590,803)	0	(10,590,803)
Other Financial Instruments++	41,805	(531,686)	43,107	(446,774)

Total	$44,023	$25,975,269	$69,205	$26,088,497

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$84,606	$13,655	$257	$(13,652)	$4,929	$(63,697)	$26,098
Other Financial Instruments++	73,699	0	0	0	(30,592)	0	43,107

Total	$158,305	$13,655	$257	$(13,652)	$(25,663)	$(63,697)	$69,205

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Municipal Sector Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%
American International Group, Inc.
8.175% due 05/15/2058	$200	$78
Bank of America Corp.
8.000% due 12/29/2049	2,600	1,873
Citigroup, Inc.
8.400% due 04/29/2049	1,100	728
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,100	917
Wachovia Corp.
7.980% due 02/28/2049	1,100	940

Total Corporate Bonds & Notes (Cost $5,965)		4,536

MUNICIPAL BONDS & NOTES 100.8%
Alaska 0.4%
Matanuska-Susitna, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032 (a)	1,970	1,976

Arizona 0.2%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,000	682

California 19.5%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	5,000	672
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,500	2,302
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	250	203
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	6,000	5,110
California State Health Facilities Financing Authority Revenue Bonds, (MBIA-IBC Insured), Series 2007
5.000% due 11/15/2042	13,000	10,143
California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,456
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	700	647
Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	250	241
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	1,865	2,024
6.750% due 06/01/2039	3,000	3,489
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	4,600	2,298
5.750% due 06/01/2047	3,190	1,779
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	2,600	2,472
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,174
5.000% due 08/01/2032	3,400	3,191
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033 (d)	17,000	15,892
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	4,900	4,502
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	4,400	3,929
4.500% due 01/01/2028	5,300	4,586
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,183
Norco, California Redevelopment Agency Tax Allocation Bonds, (Radian Insured), Series 2004
5.000% due 03/01/2032	1,000	644
Salinas, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	291
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	2,753
San Bernardino, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2019	300	325
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	6,000	5,015
Santa Monica-Malibu, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,357
Southern California State Metropolitan Water District Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 10/01/2036	500	470
Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	6,555	5,711
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	4,686
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	50
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	864

		90,459

Colorado 3.7%
Colorado State Certificates of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030	7,750	7,319
Colorado State Regional Transportation District Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	9,085	7,888
Colorado State School of Mines Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2037	340	307
El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,639

		17,153

Florida 2.9%
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	100	85
Florida State Keys Aqueduct Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 09/01/2037	4,850	4,220
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,763
Sarasota County, Florida Public Hospital Board Revenue Bonds, (MBIA Insured), Series 1997
10.449% due 10/01/2021	4,000	3,430

		13,498

Hawaii 0.2%
Honolulu, Hawaii Revenue Bonds, (MBIA-FGIC Insured), Series 1998
4.750% due 07/01/2028	1,000	935

Idaho 0.1%
Idaho State Health Facilities Authority Revenue Bonds, (Radian Insured), Series 2005
5.000% due 09/01/2035	1,000	678

Illinois 10.3%
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	5,195	2,937
0.000% due 12/01/2020	6,550	3,350
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	591
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (c)	5,965	6,099
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	4,685
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,159
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	765	744
Illinois State Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2023	10,000	5,064
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	10,000	9,957
Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2028	1,000	982
Illinois State Municipal Electric Agency Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 02/01/2035	4,000	3,448
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	8,788

		47,804

Iowa 0.2%
Coralville, Iowa Certificates of Participation Bonds, Series 2006
5.250% due 06/01/2026	1,000	918

Louisiana 2.3%
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	17,160	10,706

Maryland 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,000	635
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,035
Maryland State Transportation Authority Revenue Bonds, Series 2008
5.000% due 07/01/2020	2,200	2,308

		3,978

Massachusetts 2.5%
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
4.450% due 11/01/2019	2,000	1,644
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 2002
5.500% due 08/01/2018	5,000	5,724
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (d)	5,000	3,961
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	240

		11,569

Michigan 2.2%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	5,125	4,102
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	8,500	4,287
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	1,677

		10,066

Mississippi 0.7%
Mississippi State Housing Finance Corp. Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	3,396
Missouri 2.9%
Lees Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	502
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	5,180	5,321
Missouri State Highways & Transit Commission Revenue Bonds, Series 2007
5.250% due 05/01/2019	6,300	6,904
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	475	338
St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	611

		13,676

Nevada 4.6%
Clark County, Nevada General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 11/01/2035	25,000	21,547

New Jersey 2.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	1,515
New Jersey State Educational Facilities Authority Revenue Bonds, (Radian Insured), Series 2004
5.250% due 07/01/2034	1,750	1,390
New Jersey State Environmental Infrastructure Trust Revenue Notes, Series 2007
5.000% due 09/01/2017	5,000	5,549
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
5.750% due 06/01/2032	760	821
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	57
5.000% due 06/01/2041	6,400	3,112

		12,444

New York 9.5%
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	4,000	3,044
New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
10.795% due 08/01/2016	2,200	2,034
New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029	20	18
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,182
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	2,000	1,422
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2005
7.220% due 06/15/2034	850	813
New York City, New York Municipal Water Financial Authority Revenue Bonds, Series 2004
5.000% due 06/15/2039	500	467
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	6,985	6,825
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2025	9,550	9,556
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.165% due 06/15/2026	2,340	2,553
New York State Port Authority of New York & New Jersey Revenue Bonds, (MBIA Insured), Series 2004
5.125% due 05/01/2034	5,000	3,948
New York State Port Authority of New York & New Jersey Revenue Bonds, (MBIA-FGIC Insured), Series 2001
5.000% due 08/01/2036	9,810	7,673
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	4,615	4,317

		43,852

Ohio 3.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	112
5.875% due 06/01/2030	400	245
5.875% due 06/01/2047	9,800	5,333
6.000% due 06/01/2042	5,600	3,190
Ohio State General Obligation Bonds, Series 2004
5.000% due 03/15/2017	5,000	5,397

		14,277

Oregon 1.7%
Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (c)	1,000	935
0.000% due 06/15/2020 (c)	4,140	3,796
0.000% due 06/15/2021 (c)	3,665	3,315

		8,046

Pennsylvania 0.9%
Philadelphia, Pennsylvania School District General Obligation Notes, (BHAC Insured), Series 2008
5.000% due 09/01/2016	3,770	4,123

Puerto Rico 0.4%
Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth-GTD Insured), Series 2004
5.000% due 07/01/2028	2,150	2,022
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,400	49

		2,071

Rhode Island 0.4%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,925	1,867

South Carolina 4.0%
Florence County, South Carolina Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2031	3,650	3,153
South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	8,530	8,536
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	6,735

		18,424

Tennessee 0.8%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2024	3,500	2,375
5.000% due 02/01/2027	2,000	1,275

		3,650

Texas 20.5%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035	10,000	9,535
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (XLCA Insured), Series 2007
5.000% due 11/15/2032	4,500	4,050
Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	4,593
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	1,850
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2034	20,000	4,368
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,725	1,518
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026 (d)	1,500	1,466
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	200	189
Lancaster, Texas Independent School District General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	952
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030	7,070	6,829
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2038 (d)	25,000	22,080
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	3,889
Texas State Capital Area Housing Finance Corp. Revenue Bonds, (FHA/VA Insured), Series 1984
0.000% due 01/01/2016	6,060	4,845
Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,374
Texas State Tarrant Regional Water District Revenue Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	4,449
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	10,945	10,816
University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	6,020	5,640
5.000% due 08/15/2019	6,000	6,410

		94,853

Virginia 0.2%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	764

Washington 2.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	400	367
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	3,746
Washington State General Obligation Bonds, (MBIA Insured), Series 2003
0.000% due 12/01/2015	7,285	5,569

		9,682

West Virginia 0.8%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,729
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,870	1,072

		3,801

Wisconsin 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2027	100	89
6.375% due 06/01/2032	250	194
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	176

		459

Total Municipal Bonds & Notes (Cost $497,431)		467,354

SHORT-TERM INSTRUMENTS 6.0%
Repurchase Agreements 3.2%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009	15,000	15,000

(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $15,150. Repurchase proceeds are $15,000.)
U.S. Cash Management Bills 0.3%
0.582% due 04/29/2009 - 05/15/2009 (b)(e)	1,490	1,481

U.S. Treasury Bills 2.5%
0.381% due 01/15/2009 - 06/11/2009 (b)(e)	11,440	11,386

Total Short-Term Instruments (Cost $27,924)		27,867

Total Investments 107.8% (Cost $531,320)		$499,757
Other Assets and Liabilities (Net) (7.8%)		(36,081)

Net Assets 100.0%		$463,676

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Portfolio acquired Residual Interest Municipal Bonds.

(e) Securities with an aggregate market value of $12,867 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(f) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.580%	$5,600	$(486)	$0	$(486)

Credit Default Swaps on Credit Indices – Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$152,700	$(11,115)	$(2,556)	$(8,559)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	$3,800	$(531)	$(462)	$(69)

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008

Investments, at value	$0	$468,829	$0	$468,829
Other Financial Instruments++	0	(9,114)	0	(9,114)

Total	$0	$459,715	$0	$459,715

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 15.6%
Banking & Finance 12.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$2,100	$2,069
American Express Bank FSB
5.500% due 04/16/2013		700	664
6.000% due 09/13/2017		2,300	2,158
American Express Centurion Bank
6.000% due 09/13/2017		2,200	2,064
American Express Co.
7.000% due 03/19/2018		1,200	1,215
8.150% due 03/19/2038		340	391
American International Group, Inc.
8.175% due 05/15/2058		1,100	428
ANZ National International Ltd.
6.200% due 07/19/2013		1,500	1,453
Bank of America Corp.
5.650% due 05/01/2018		100	101
8.000% due 12/29/2049		800	576
Bank of America N.A.
2.835% due 05/12/2010		300	294
Barclays Bank PLC
5.450% due 09/12/2012		6,200	6,284
7.434% due 09/29/2049		600	304
7.700% due 04/29/2049		1,700	1,127
Bear Stearns Cos. LLC
6.950% due 08/10/2012		2,800	2,910
7.250% due 02/01/2018		1,000	1,098
Capital One Financial Corp.
6.750% due 09/15/2017		4,900	4,754
Citigroup Capital XXI
8.300% due 12/21/2057		1,100	850
Citigroup Funding, Inc.
3.556% due 05/07/2010		5,900	5,596
Citigroup, Inc.
3.505% due 01/30/2009		600	600
8.400% due 04/29/2049		2,300	1,522
GATX Financial Corp.
5.800% due 03/01/2016		1,000	791
General Electric Capital Corp.
5.875% due 01/14/2038		1,000	982
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		1,000	963
6.750% due 10/01/2037		5,200	4,233
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		6,828	649
Merna Reinsurance Ltd.
2.109% due 07/07/2010		4,000	3,601
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		4,000	4,191
Metropolitan Life Global Funding I
5.125% due 04/10/2013		600	560
Morgan Stanley
6.625% due 04/01/2018		1,500	1,318
National Australia Bank Ltd.
5.350% due 06/12/2013		1,300	1,254
New York Life Global Funding
4.650% due 05/09/2013		1,500	1,451
Pacific Life Global Funding
5.150% due 04/15/2013		500	470
Prudential Financial, Inc.
6.890% due 06/10/2013		1,400	988
Rabobank Nederland NV
4.772% due 01/15/2009		500	500
UBS AG
5.750% due 04/25/2018		2,700	2,455
5.875% due 12/20/2017		1,000	920
Vita Capital Ltd.
4.782% due 01/01/2010		300	289
Vita Capital III Ltd.
5.002% due 01/01/2012		600	540
Wachovia Bank N.A.
2.287% due 12/02/2010		2,100	1,953
Wachovia Corp.
5.500% due 05/01/2013		3,900	3,860
Wells Fargo & Co.
4.375% due 01/31/2013		900	882

			69,308

Industrials 2.5%
Cigna Corp.
6.350% due 03/15/2018		2,000	1,788
Kraft Foods, Inc.
6.000% due 02/11/2013		800	814
6.125% due 02/01/2018		900	883
Oracle Corp.
5.750% due 04/15/2018		1,300	1,362
Philip Morris International, Inc.
5.650% due 05/16/2018		3,500	3,476
Rockies Express Pipeline LLC
5.100% due 08/20/2009		5,000	5,003

			13,326

Utilities 0.3%
Exelon Corp.
4.900% due 06/15/2015		1,000	821
Public Service Electric & Gas Co.
5.300% due 05/01/2018		600	584

			1,405

Total Corporate Bonds & Notes (Cost $90,054)			84,039

MUNICIPAL BONDS & NOTES 1.4%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	777
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		1,900	1,619
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		210	210
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		300	259
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		700	655
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		485	399
University of California Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 05/15/2037		2,700	2,394
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,060	872
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		985	565

Total Municipal Bonds & Notes (Cost $9,247)			7,750

U.S. GOVERNMENT AGENCIES 30.7%
Fannie Mae
3.678% due 09/01/2044 - 10/01/2044		192	190
4.649% due 01/01/2035		317	318
4.856% due 09/01/2018		50	49
5.000% due 01/01/2037 - 02/01/2039		27,000	27,557
5.104% due 04/01/2035		399	400
5.500% due 09/01/2023 - 01/01/2039		40,701	41,752
6.000% due 04/01/2036 - 01/01/2039		30,069	30,990
Freddie Mac
0.511% due 12/25/2036		2,970	2,828
0.751% due 09/25/2031		70	65
1.545% due 12/15/2030		219	215
4.500% due 05/15/2017		214	218
5.000% due 02/15/2020		3,955	4,031
5.500% due 05/15/2016 - 09/01/2038		20,280	20,746
6.000% due 10/01/2037 - 08/01/2038		5,224	5,389
6.000% due 09/01/2038 (f)		29,061	29,971
Ginnie Mae
6.000% due 04/15/2031 - 09/15/2038		996	1,030
6.500% due 05/15/2026 - 06/15/2028		73	77

Total U.S. Government Agencies (Cost $161,703)			165,826

U.S. TREASURY OBLIGATIONS 97.8%
Treasury Inflation Protected Securities (c)
1.375% due 07/15/2018		299	279
1.625% due 01/15/2015		16,437	15,248
1.625% due 01/15/2018		12,802	12,155
1.750% due 01/15/2028		24,922	23,034
1.875% due 07/15/2013		57,412	54,070
1.875% due 07/15/2015		74,053	69,975
2.000% due 04/15/2012		13,914	13,573
2.000% due 01/15/2014		2,571	2,437
2.000% due 01/15/2016		8,084	7,744
2.000% due 01/15/2026		32,114	30,260
2.375% due 04/15/2011		1,746	1,706
2.375% due 01/15/2017		37,471	37,187
2.375% due 01/15/2025		53,945	53,035
2.375% due 01/15/2027		9,932	9,981
2.500% due 07/15/2016		58,312	57,870
2.625% due 07/15/2017		1,251	1,282
3.000% due 07/15/2012		53,170	52,127
3.375% due 01/15/2012		12,283	12,154
3.500% due 01/15/2011		14,916	14,645
3.625% due 04/15/2028		16,098	19,183
3.875% due 04/15/2029		32,256	39,849

Total U.S. Treasury Obligations (Cost $521,808)			527,794

MORTGAGE-BACKED SECURITIES 2.5%
Bear Stearns Adjustable Rate Mortgage Trust
3.490% due 08/25/2035		463	389
4.125% due 03/25/2035		2,268	1,875
4.550% due 08/25/2035		831	683
4.558% due 11/25/2030		245	220
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		584	441
4.098% due 08/25/2035		79	67
4.248% due 08/25/2035		685	561
4.900% due 12/25/2035		101	81
Countrywide Home Loan Mortgage Pass-Through Trust
0.811% due 06/25/2035		806	548
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046		4,167	3,351
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,223	903
Lehman XS Trust
0.551% due 07/25/2046		88	87
MLCC Mortgage Investors, Inc.
4.713% due 12/25/2034		3,928	2,949
WaMu Mortgage Pass-Through Certificates
0.731% due 11/25/2045		298	147
0.761% due 10/25/2045		1,772	971

Total Mortgage-Backed Securities (Cost $17,336)			13,273

ASSET-BACKED SECURITIES 0.1%
Bear Stearns Asset-Backed Securities Trust
0.921% due 03/25/2043		98	94
Structured Asset Securities Corp.
4.900% due 04/25/2035		762	375

Total Asset-Backed Securities (Cost $854)			469

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
4.428% due 10/04/2011		1,300	1,304

Total Sovereign Issues (Cost $1,299)			1,304

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	100	79
6.500% due 09/15/2067	GBP	4,500	4,212
Lehman Brothers Holdings, Inc.
0.940% due 12/19/2049 (a)	JPY	1,000,000	1,104
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	400	253

Total Foreign Currency-Denominated Issues (Cost $10,536)			5,648

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Wachovia Corp.
7.500% due 10/29/2049		400	300

Total Convertible Preferred Stocks (Cost $400)			300

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 11.3%
Repurchase Agreements 5.1%
JPMorgan Chase Bank N.A.
0.010% due 01/14/2009		$4,072	4,072
(Dated 12/15/2008. Collateralized by U.S. Treasury Notes 3.625% due 12/31/2012 valued at $4,034. Repurchase proceeds are $4,072.)
0.030% due 01/02/2009		23,725	23,725
(Dated 12/31/2008. Collateralized by Fannie Mae 2.680% due 12/23/2011 valued at $24,175. Repurchase proceeds are $23,725.)

			27,797

U.S. Treasury Bills 6.2%
0.187% due 01/15/2009 - 06/11/2009 (b)(d)(e)		33,380	33,279

Total Short-Term Instruments (Cost $61,169)			61,076

Purchased Options (i) 0.1% (Cost $121)			320
Total Investments 160.8% (Cost $874,527)			$867,799
Written Options (j) (0.5%) (Premiums $1,033)			(2,895)
Other Assets and Liabilities (Net) (60.3%)			(325,345)

Net Assets 100.0%			$539,559

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $24,249 and cash of $750 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(e) Securities with an aggregate market value of $10 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $55,000 at a weighted average interest rate of 2.636%. On December 31, 2008, securities valued at $58,444 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $2,776 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	80	$521
90-Day Euribor June Futures	Long	06/2009	67	420
90-Day Euribor March Futures	Long	03/2009	55	346
90-Day Euribor September Futures	Long	09/2009	80	571
90-Day Eurodollar June Futures	Long	06/2009	74	400
90-Day Eurodollar June Futures	Long	06/2010	7	14
90-Day Eurodollar March Futures	Long	03/2010	14	29
90-Day Eurodollar September Futures	Long	09/2009	281	1,847
Euro-Bund 10-Year Bond March Futures Call Options Strike @ EUR 145.000	Long	03/2009	162	(2)
Euro-Schatz March Futures	Long	03/2009	52	54
Euro-Schatz March Futures Put Options Strike @ EUR 104.000	Long	03/2009	52	0
U.S. Treasury 10-Year Note March Futures	Long	03/2009	56	83
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	189	1,524
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	71	510

				$6,317

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
AutoZone, Inc.	GSC	(0.529%)	12/20/2012	1.500%	$400	$14	$0	$14
Black & Decker Corp.	BOA	(0.680%)	12/20/2012	1.849%	8,100	342	0	342
Cigna Corp.	MSC	(1.210%)	03/20/2018	2.601%	2,000	193	0	193
Clorox Co.	CITI	(0.470%)	12/20/2012	0.850%	500	7	0	7
ConAgra Foods, Inc.	GSC	(0.299%)	12/20/2012	0.659%	400	6	0	6
Exelon Corp.	CITI	(0.960%)	06/20/2015	4.783%	1,000	183	0	183
GATX Financial Corp.	CITI	(1.070%)	03/20/2016	3.766%	1,000	145	0	145
Kimberly-Clark Corp.	JPM	(0.320%)	12/20/2012	0.998%	3,000	76	0	76
Kroger Co.	BNP	(0.360%)	12/20/2012	0.949%	600	13	0	13
Lowe’s Cos., Inc.	BOA	(0.530%)	12/20/2012	1.198%	10,000	247	0	247
Marriott International, Inc.	CSFB	(0.640%)	12/20/2012	5.295%	400	61	0	61
Marriott International, Inc.	GSC	(0.640%)	12/20/2012	5.295%	1,300	198	0	198
Mattel, Inc.	BOA	(0.868%)	12/20/2012	2.154%	5,000	230	0	230
Newell Rubbermaid, Inc.	GSC	(0.319%)	12/20/2012	1.698%	300	15	0	15
Safeway, Inc.	BNP	(0.340%)	12/20/2012	0.907%	800	17	0	17
Sherwin-Williams Co.	BOA	(0.430%)	12/20/2012	1.500%	700	28	0	28
Staples, Inc.	MSC	(0.700%)	12/20/2012	3.657%	500	50	0	50
TJX Cos., Inc.	MSC	(0.460%)	12/20/2012	1.209%	600	17	0	17
Whirlpool Corp.	BNP	(0.680%)	12/20/2012	3.655%	700	71	0	71

						$1,913	$0	$1,913

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	0.986%	$400	$(3)	$0	$(3)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	$21,960	$1,115	$150	$965
CDX.IG-9 10-Year Index	BOA	(0.800%)	12/20/2017	3,318	169	15	154
CDX.IG-9 10-Year Index	GSC	(0.800%)	12/20/2017	2,928	149	15	134
CDX.IG-9 10-Year Index	JPM	(0.800%)	12/20/2017	1,562	79	7	72
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	8,589	437	102	335
CDX.IG-10 5-Year Index	MLP	(1.550%)	06/20/2013	2,830	63	(12)	75
CDX.IG-10 5-Year Index	MSC	(1.550%)	06/20/2013	3,611	82	(24)	106
CDX.IG-11 5-Year Index	MSC	(1.500%)	12/20/2013	1,400	27	31	(4)

					$2,121	$284	$1,837

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	DUB	6.350%	12/20/2012	$1,400	$(165)	$0	$(165)
CDX.HY-9 Index 25-35%	JPM	6.450%	12/20/2012	700	(80)	0	(80)
CDX.HY-9 Index 25-35%	MLP	6.510%	12/20/2012	100	(11)	0	(11)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	2,400	(16)	0	(16)
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	2,236	16	0	16
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	4,270	(1,272)	(656)	(616)

					$(1,528)	$(656)	$(872)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	2,200	$21	$0	$21
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		1,800	82	0	82
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,600	78	(4)	82
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,600	85	0	85
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		3,700	170	0	170
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		6,900	350	0	350
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		4,500	156	(9)	165
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		4,500	151	0	151
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		4,000	75	0	75
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		2,200	(36)	0	(36)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		1,900	(27)	0	(27)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		$24,700	2,159	(406)	2,565
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		19,400	1,695	(352)	2,047
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		96,900	8,469	(1,175)	9,644
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	BOA		1,500	146	112	34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		69,300	(15,083)	0	(15,083)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		27,000	(3,212)	512	(3,724)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		14,200	(1,689)	(1,261)	(428)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		3,400	(404)	38	(442)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		24,000	(2,855)	(2,208)	(647)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		21,800	(2,593)	(225)	(2,368)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		200	(68)	0	(68)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	(4)	(9)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(2,274)	(21)	(2,253)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,300	(591)	(23)	(568)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,700	(773)	(111)	(662)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		300	(136)	(19)	(117)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,000	(455)	(69)	(386)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	11,300	281	6	275
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		12,000	297	6	291
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		16,200	282	(14)	296
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		2,700	47	(2)	49
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		8,600	149	(10)	159
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		34,600	1,246	2	1,244
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	9,500	114	(98)	212
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		25,600	900	(67)	967
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		10,300	563	174	389
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		3,700	189	(115)	304
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		10,800	552	(343)	895
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,500	(140)	37	(177)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,500	(140)	32	(172)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,200	(486)	68	(554)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		1,200	(537)	(122)	(415)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		800	(359)	(92)	(267)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$2,500	(422)	(370)	(52)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		1,200	(203)	46	(249)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	3,200	362	13	349
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,600	397	1	396
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		100	13	0	13
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		1,100	23	0	23
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		$4,800	715	0	715

							$(12,720)	$(6,078)	$(6,642)

(i) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$80.000	02/20/2009	21	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3 -Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,800	$19	$60
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,000	11	33
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	30
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,800	40	127
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	70

							$98	$320

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 3.625% due 12/31/2012	$119.000	03/13/2009	$1,830	$0	$0
Call - OTC U.S. Treasury Note 4.125% due 08/31/2012	119.000	03/13/2009	6,200	1	0
Put - OTC Fannie Mae 5.000% due 02/01/2039	64.000	02/05/2009	32,000	4	0
Put - OTC Fannie Mae 5.000% due 02/01/2039	78.000	02/05/2009	16,600	2	0
Put - OTC Fannie Mae 6.000% due 01/01/2039	81.250	01/06/2009	3,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	65.000	01/06/2009	25,000	2	0
Put - OTC U.S. Treasury Note 3.375% due 07/31/2013	89.000	01/09/2009	119,300	14	0

				$23	$0

(j) Written options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/16/2009	25	$4	$4

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$400	$10	$35
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	37
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,800	19	30
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	990
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	29
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	37
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	3,500	74	259
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	900	9	10
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	37
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	2,000	50	148
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,900	13	21
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,300	42	160
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	79
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	189	990
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	189	29

							$1,029	$2,891

(k) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2039	$2,000	$2,035	$2,050

(l) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	MSC	370	01/2009	$0	$(11)	$(11)
Sell		RBS	259	01/2009	0	(5)	(5)
Sell	CHF	MSC	891	03/2009	0	(90)	(90)
Sell	EUR	HSBC	218	01/2009	0	(27)	(27)
Buy		RBS	1,404	01/2009	176	0	176
Sell		RBS	7,276	01/2009	0	(920)	(920)
Sell	GBP	BCLY	1,954	01/2009	86	0	86
Sell		CITI	2,042	01/2009	92	0	92
Buy		RBS	306	01/2009	0	(18)	(18)
Sell		UBS	1,811	01/2009	82	0	82
Sell	JPY	BCLY	22,834	01/2009	0	(12)	(12)
Sell		BOA	1,000,000	01/2009	0	(5)	(5)
Sell		CITI	22,969	01/2009	0	(12)	(12)
Buy		MSC	1,000,000	01/2009	0	(81)	(81)
Sell		UBS	42,554	01/2009	0	(23)	(23)

					$436	$(1,204)	$(768)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$300	$866,395	$1,104	$867,799
Short Sales, at value	0	(2,050)	0	(2,050)
Other Financial Instruments++	6,317	(10,044)	2,614	(1,113)

Total	$6,617	$854,301	$3,718	$864,636

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$0	$853	$0	$0	$251	$0	$1,104
Other Financial Instruments++	(592)	0	0	0	3,221	(15)	2,614

Total	$(592)	$853	$0	$0	$3,472	$(15)	$3,718

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Floating NAV Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s	)	Value (000s	)
U.S. GOVERNMENT AGENCIES 10.0%
Federal Home Loan Bank
4.154% due 04/07/2009	$10,000		$10,005

Total U.S. Government Agencies (Cost $10,017)			10,005

SHORT-TERM INSTRUMENTS 80.1%
Commercial Paper 55.2%
Bank of America Corp.
3.170% due 02/12/2009	1,500		1,494
BNP Paribas
2.092% due 01/16/2009	2,000		1,998
Citigroup Funding, Inc.
3.350% due 01/26/2009	2,500		2,494
DnB NOR Bank ASA
2.350% due 02/17/2009	2,000		1,994
Federal Home Loan Bank
1.010% due 05/18/2009	26,000		25,978
3.585% due 04/30/2009	5,000		5,014
Freddie Mac
0.120% due 01/27/2009	5,000		5,000
Goldman Sachs Group, Inc.
3.250% due 01/22/2009	1,500		1,497
ING U.S. Funding LLC
2.000% due 01/20/2009	2,000		1,998
Lloyds Bank PLC
2.060% due 03/03/2009	1,900		1,896
Merrill Lynch & Co., Inc.
2.950% due 01/23/2009	2,500		2,496
Morgan Stanley
3.800% due 01/22/2009	1,500		1,497
Nordea North America, Inc.
2.040% due 01/20/2009	2,000		1,998

			55,354

Repurchase Agreements 24.9%
JPMorgan Chase Bank N.A.
0.030% due 01/05/2009	25,000		25,000

(Dated 12/30/2008. Collateralized by U.S. Treasury Notes 2.625% due 05/31/2010 valued at $25,249. Repurchase proceeds are $25,000.)
Total Short-Term Instruments (Cost $80,321)			80,354

Total Investments 90.1% (Cost $90,338)			$90,359
Other Assets and Liabilities (Net) 9.9%			9,919

Net Assets 100.0%			$100,278

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$90,359	$0	$90,359
Other Financial Instruments++	0	0	0	0

Total	$0	$90,359	$0	$90,359

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 22.9%
Banking & Finance 15.3%
ABX Financing Co.
5.750% due 10/15/2016	$3,000	$2,635
Allstate Life Global Funding II
2.822% due 05/21/2010	18,000	16,089
American Express Centurion Bank
1.275% due 07/13/2010	10,000	9,070
American International Group, Inc.
8.175% due 05/15/2058	3,000	1,169
BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,041
Bank of Scotland PLC
2.252% due 12/08/2010	5,000	4,565
4.590% due 07/17/2009	8,500	8,476
Bear Stearns Cos. LLC
6.950% due 08/10/2012	5,863	6,094
CIT Group, Inc.
3.615% due 01/30/2009	6,600	6,591
Citigroup Funding, Inc.
3.556% due 05/07/2010	23,000	21,814
CNA Financial Corp.
5.850% due 12/15/2014	3,000	2,195
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,754
Credit Suisse New York
5.000% due 05/15/2013	6,500	6,262
DBS Bank Ltd.
2.369% due 05/16/2017	25,000	19,572
First Union National Bank of Florida
6.180% due 02/15/2036	600	556
General Electric Capital Corp.
4.519% due 10/21/2010	9,220	8,563
Goldman Sachs Group, Inc.
2.417% due 03/02/2010	2,000	1,894
4.164% due 07/23/2009	8,969	8,735
HSBC Finance Corp.
2.179% due 03/12/2010	13,300	12,127
4.479% due 10/21/2009	2,600	2,440
6.375% due 10/15/2011	6,000	5,907
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	3,342
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	1,891
John Deere Capital Corp.
5.650% due 07/25/2011	2,000	2,000
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	4,000	380
6.200% due 09/26/2014 (a)	5,000	500
7.000% due 09/27/2027 (a)	2,000	200
Merrill Lynch & Co., Inc.
4.485% due 05/12/2010 (e)	25,000	24,098
Morgan Stanley
2.556% due 05/07/2009	12,700	12,494
4.232% due 05/14/2010	2,000	1,862
4.299% due 01/22/2009	2,000	2,012
4.842% due 01/15/2010	6,000	5,514
4.952% due 10/18/2016	5,000	3,446
5.232% due 10/15/2015	3,000	2,058
ORIX Corp.
5.480% due 11/22/2011	5,000	3,761
Rabobank Nederland NV
4.208% due 04/06/2009	800	800
Residential Capital LLC
8.000% due 02/22/2011	5,000	875
Santander U.S. Debt S.A. Unipersonal
2.261% due 11/20/2009	2,500	2,469
SLM Corp.
3.765% due 10/25/2011	8,000	6,135
Textron Financial Corp.
4.600% due 05/03/2010	2,000	1,734
UBS AG
2.498% due 06/19/2010 (e)	25,000	24,997
Wachovia Mortgage FSB
2.428% due 05/08/2009	2,000	1,973
Wells Fargo & Co.
0.507% due 03/22/2010	12,000	11,599
Wells Fargo Capital XIII
7.700% due 12/29/2049	3,000	2,478

		268,167

Industrials 6.4%
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,034
5.875% due 10/15/2012	3,000	2,664
Avon Products, Inc.
5.125% due 01/15/2011	4,000	3,947
BHP Billiton Finance USA Ltd.
5.125% due 03/29/2012	3,000	2,824
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,388
Comcast Corp.
5.119% due 07/14/2009	900	888
5.300% due 01/15/2014	5,000	4,681
CVS Caremark Corp.
2.502% due 06/01/2010	25,000	23,012
Daimler Finance North America LLC
5.750% due 09/08/2011	14,000	11,830
EnCana Corp.
6.300% due 11/01/2011	2,500	2,456
Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	4,597
5.500% due 01/15/2016	3,000	2,328
Kellogg Co.
6.600% due 04/01/2011	2,000	2,094
Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	3,961
Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	3,067
Kroger Co.
5.500% due 02/01/2013	4,000	3,968
Lennar Corp.
5.950% due 10/17/2011	3,000	2,310
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	2,100	2,007
Northwest Airlines, Inc.
7.150% due 10/01/2019	14,160	13,001
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	2,500	1,854
Sealed Air Corp.
5.625% due 07/15/2013	5,000	4,135
Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,489
United Airlines, Inc.
6.636% due 07/02/2022	1,427	845
Viacom, Inc.
5.750% due 04/30/2011	3,000	2,726
Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,177
Wyeth
5.500% due 03/15/2013	2,500	2,549

		112,832

Utilities 1.2%
Consumers Energy Co.
5.000% due 02/15/2012	3,000	2,935
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,771
DPL, Inc.
6.875% due 09/01/2011	2,500	2,461
Exelon Corp.
6.750% due 05/01/2011	3,000	2,929
FPL Group Capital, Inc.
2.751% due 06/17/2011	2,500	2,272
Ohio Power Co.
4.388% due 04/05/2010	4,000	3,744
Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,320

		20,432

Total Corporate Bonds & Notes (Cost $458,475)		401,431

U.S. GOVERNMENT AGENCIES 38.2%
Fannie Mae
0.531% due 12/25/2036	69	61
0.531% due 12/25/2036 - 07/25/2037 (e)	15,637	13,847
0.591% due 03/25/2034	456	439
0.621% due 10/25/2035 (e)	5,931	5,639
0.671% due 10/27/2037 (e)	29,400	25,008
0.771% due 03/25/2018 - 01/25/2034	1,241	1,212
0.821% due 05/25/2042 - 02/25/2044	985	960
0.871% due 08/25/2017 - 12/25/2033	1,240	1,207
0.921% due 02/25/2033	777	756
0.969% due 12/25/2013	58	57
0.971% due 08/25/2031 - 01/25/2033	2,381	2,313
0.971% due 01/25/2033 - 09/25/2034 (e)	10,341	9,598
1.021% due 12/25/2030	143	138
1.069% due 04/25/2022 - 12/25/2023	228	221
1.119% due 10/25/2022	149	146
1.121% due 09/25/2023 - 11/25/2031	684	666
1.169% due 09/25/2022	47	46
1.171% due 04/25/2032	1,175	1,135
1.219% due 05/25/2022	205	199
1.269% due 09/25/2020	118	115
1.299% due 01/25/2022	193	188
1.384% due 05/18/2032	648	629
1.388% due 09/17/2027	155	151
1.434% due 12/18/2031	1,280	1,245
1.469% due 12/25/2023	722	733
1.471% due 04/25/2032	236	228
1.619% due 09/25/2023 - 10/25/2023	265	261
1.630% due 03/25/2022	26	25
1.669% due 05/25/2022	193	188
1.730% due 10/25/2021	75	72
3.000% due 01/25/2025	10	10
3.068% due 08/01/2033 (e)	471	474
3.249% due 06/01/2033 (e)	1,468	1,437
3.275% due 04/01/2034 (e)	115	111
3.285% due 05/01/2034 (e)	438	446
3.346% due 07/01/2033 (e)	1,043	1,020
3.356% due 06/01/2034 (e)	220	226
3.423% due 06/01/2033 (e)	542	529
3.443% due 08/01/2033 (e)	1,092	1,074
3.500% due 08/01/2010 - 01/01/2035 (e)	944	942
3.500% due 02/25/2013 - 01/25/2025	49	49
3.545% due 04/01/2034 (e)	214	208
3.598% due 03/25/2027	998	821
3.613% due 08/01/2033 (e)	1,342	1,319
3.614% due 03/25/2027	435	421
3.678% due 07/01/2042	44	44
3.678% due 03/01/2044 - 07/01/2044 (e)	2,840	2,802
3.728% due 09/01/2041 (e)	103	101
3.750% due 01/01/2035 (e)	834	833
3.760% due 07/01/2034 (e)	471	469
3.878% due 09/01/2040	27	26
3.892% due 09/01/2034 (e)	300	300
3.894% due 11/01/2033 (e)	3,312	3,241
3.904% due 08/01/2033 (e)	460	457
3.915% due 05/01/2034 (e)	229	225
3.916% due 08/01/2034 (e)	476	472
3.924% due 07/01/2033 (e)	121	119
3.945% due 11/01/2033 (e)	816	810
3.979% due 10/01/2024	45	46
3.986% due 03/01/2034 (e)	158	158
4.000% due 08/01/2010 - 12/01/2033 (e)	9,915	9,942
4.000% due 11/25/2013 - 12/25/2029	3,656	3,673
4.011% due 08/01/2033 - 11/01/2033 (e)	3,022	2,986
4.017% due 05/01/2033 (e)	222	218
4.025% due 06/01/2034 (e)	105	107
4.096% due 05/01/2034 (e)	320	319
4.132% due 05/01/2035 (e)	849	849
4.134% due 09/01/2035 (e)	2,101	2,059
4.141% due 07/01/2035 (e)	141	142
4.160% due 03/01/2036 (e)	292	291
4.165% due 04/01/2034 (e)	207	201
4.181% due 03/01/2034 (e)	588	576
4.187% due 11/01/2033 (e)	628	627
4.188% due 09/01/2033 (e)	871	887
4.205% due 09/01/2033 (e)	201	204
4.214% due 04/01/2034 (e)	240	238
4.220% due 05/01/2036 (e)	1,614	1,612
4.228% due 05/01/2033 (e)	202	201
4.244% due 02/01/2034 (e)	1,176	1,174
4.250% due 04/25/2028	16	16
4.258% due 07/01/2034 (e)	1,185	1,201
4.262% due 01/01/2033 (e)	564	562
4.266% due 06/01/2034 - 11/01/2034 (e)	2,406	2,412
4.269% due 03/01/2035 (e)	1,917	1,911
4.272% due 09/01/2034 (e)	844	835
4.277% due 03/01/2034 (e)	795	816
4.278% due 01/01/2034 (e)	94	94
4.287% due 03/01/2033 (e)	63	62
4.290% due 06/01/2034 (e)	843	830
4.300% due 07/01/2033 (e)	323	320
4.320% due 07/01/2035 (e)	681	683
4.325% due 04/25/2023	60	60
4.337% due 05/01/2034 (e)	354	351
4.341% due 11/01/2034 (e)	164	164
4.343% due 05/01/2036 (e)	396	396
4.351% due 09/01/2033 (e)	855	883
4.357% due 04/01/2034 (e)	1,601	1,538
4.365% due 04/01/2033 (e)	148	148
4.370% due 11/01/2034 (e)	391	391
4.371% due 05/01/2033 (e)	57	57
4.382% due 03/01/2034 (e)	1,269	1,311
4.391% due 09/01/2032 - 11/01/2035 (e)	706	706
4.393% due 04/01/2034 (e)	273	272
4.395% due 11/01/2034 (e)	235	232
4.398% due 03/01/2035 (e)	1,340	1,338
4.403% due 05/01/2033 (e)	96	95
4.410% due 08/01/2035 (e)	1,178	1,157
4.420% due 05/01/2036 (e)	199	198
4.422% due 09/01/2034 (e)	973	958
4.426% due 11/01/2035 (e)	727	734
4.443% due 04/01/2033 (e)	263	263
4.445% due 09/01/2033 (e)	1,332	1,377
4.454% due 01/01/2019 (e)	404	402
4.461% due 07/01/2034 (e)	1,206	1,217
4.462% due 12/01/2033 (e)	496	500
4.466% due 01/01/2033 (e)	65	66
4.483% due 10/01/2034 (e)	188	190
4.490% due 08/01/2033	21	21
4.490% due 08/01/2033 (e)	2,948	3,004
4.497% due 01/01/2036 (e)	59	58
4.500% due 11/01/2009 - 08/01/2035 (e)	25,270	25,681
4.500% due 08/25/2010 - 05/25/2029	13,589	13,732
4.503% due 02/01/2035 (e)	259	259
4.507% due 01/01/2035	39	39
4.514% due 12/01/2033 (e)	900	904
4.521% due 11/01/2034 (e)	104	102
4.525% due 11/01/2034 (e)	92	93
4.531% due 10/01/2036 (e)	1,021	1,021
4.534% due 08/01/2033 (e)	1,111	1,138
4.535% due 01/01/2034 (e)	785	784
4.539% due 12/01/2033	401	405
4.554% due 04/01/2034 (e)	143	140
4.560% due 10/01/2033 (e)	2,042	2,096
4.563% due 08/01/2034 (e)	1,512	1,516
4.572% due 07/01/2035 (e)	4,476	4,410
4.590% due 11/01/2036 (e)	9,859	9,798
4.597% due 09/01/2017	36	36
4.597% due 08/01/2035 (e)	299	294
4.600% due 06/01/2033 - 01/01/2035 (e)	2,361	2,386
4.603% due 04/01/2033	20	20
4.604% due 06/01/2035 (e)	172	174
4.615% due 04/01/2034 (e)	1,649	1,658
4.621% due 07/01/2033 (e)	74	74
4.637% due 10/01/2033 (e)	419	422
4.642% due 12/01/2035 (e)	14,040	13,921
4.652% due 09/01/2033 (e)	250	249
4.672% due 07/01/2035 (e)	1,356	1,344
4.680% due 11/01/2032 - 04/01/2033 (e)	1,892	1,910
4.688% due 10/01/2035 (e)	1,541	1,550
4.690% due 10/01/2034 (e)	5,156	5,168
4.706% due 07/01/2034 (e)	1,118	1,119
4.709% due 04/01/2033 (e)	1,306	1,314
4.720% due 09/01/2035 (e)	2,049	2,077
4.732% due 07/01/2034 (e)	539	539
4.735% due 03/01/2035 (e)	1,517	1,501
4.744% due 03/01/2035 (e)	2,103	2,108
4.748% due 07/01/2033 (e)	620	624
4.750% due 03/01/2034 - 07/01/2034 (e)	1,371	1,373
4.755% due 07/01/2036 (e)	648	653
4.759% due 04/01/2035 (e)	1,273	1,253
4.765% due 01/01/2033 - 02/01/2035 (e)	357	359
4.768% due 12/01/2032 (e)	329	329
4.775% due 11/01/2034 (e)	701	703
4.780% due 03/01/2035 (e)	1,276	1,297
4.781% due 10/01/2035 (e)	751	755
4.783% due 07/01/2035 (e)	290	290
4.800% due 01/01/2033	34	35
4.806% due 11/01/2043 (e)	369	366
4.809% due 01/01/2033 (e)	146	147
4.820% due 07/01/2036 (e)	839	829
4.823% due 10/01/2034 (e)	1,473	1,498
4.828% due 11/01/2032 - 01/01/2035 (e)	616	613
4.842% due 11/01/2032 (e)	187	188
4.846% due 10/01/2034 (e)	2,819	2,835
4.849% due 01/01/2033 (e)	64	64
4.850% due 02/01/2013 (e)	93	94
4.851% due 01/01/2035 (e)	206	209
4.857% due 11/01/2034 - 04/01/2035 (e)	2,255	2,267
4.866% due 01/01/2035 (e)	744	752
4.876% due 09/01/2035 (e)	1,546	1,565
4.877% due 09/01/2033 (e)	287	288
4.882% due 04/01/2035 (e)	235	238
4.884% due 01/01/2036 (e)	155	156
4.888% due 08/01/2035 (e)	720	721
4.899% due 05/01/2033 (e)	1,984	2,012
4.902% due 07/01/2036 (e)	2,206	2,209
4.913% due 11/01/2033 (e)	1,322	1,360
4.915% due 12/01/2035 (e)	501	508
4.917% due 03/01/2036 (e)	589	590
4.918% due 02/01/2035 (e)	190	191
4.936% due 03/01/2035 (e)	1,246	1,253
4.938% due 12/01/2034 (e)	170	171
4.941% due 05/01/2035 (e)	429	437
4.944% due 02/01/2034 - 04/01/2035 (e)	764	770
4.947% due 10/01/2035 (e)	733	731
4.951% due 06/01/2034 (e)	1,119	1,120
4.953% due 07/01/2018	41	42
4.967% due 01/01/2033 - 02/01/2034 (e)	2,183	2,165
4.983% due 03/01/2036 (e)	1,255	1,261
4.999% due 11/01/2031 (e)	162	163
5.000% due 02/01/2009 - 11/25/2035	7,471	7,522
5.000% due 10/01/2009 - 07/01/2035 (e)	19,297	19,611
5.002% due 07/01/2035 (e)	141	143
5.013% due 08/01/2035 - 12/01/2035 (e)	1,252	1,261
5.028% due 07/01/2036 (e)	1,446	1,445
5.035% due 11/01/2033 (e)	833	836
5.041% due 01/01/2035 (e)	3,379	3,408
5.050% due 11/01/2035 (e)	2,887	2,999
5.051% due 10/01/2033 (e)	2,590	2,656
5.054% due 07/01/2035 (e)	206	209
5.084% due 11/01/2036 (e)	198	205
5.087% due 05/01/2037 (e)	725	756
5.097% due 06/01/2035 (e)	1,877	1,902
5.102% due 03/01/2033 (e)	190	192
5.145% due 08/01/2032 (e)	304	303
5.154% due 12/01/2035 (e)	918	927
5.165% due 09/01/2035 (e)	934	958
5.222% due 01/01/2037 (e)	57	58
5.237% due 06/01/2023	1,407	1,406
5.245% due 07/01/2037 (e)	1,173	1,188
5.255% due 05/01/2035 (e)	765	772
5.257% due 04/01/2033 (e)	1,462	1,469
5.259% due 10/01/2043	45	45
5.265% due 04/01/2036 (e)	751	771
5.303% due 05/01/2036 (e)	613	622
5.318% due 02/01/2035 (e)	333	333
5.332% due 06/01/2035 (e)	2,367	2,400
5.368% due 09/01/2029 (e)	275	273
5.371% due 12/01/2040 (e)	233	235
5.374% due 05/01/2036 (e)	1,897	1,922
5.389% due 12/01/2035 (e)	966	979
5.393% due 03/01/2038 (e)	1,000	1,020
5.400% due 10/01/2035 (e)	8,825	9,000
5.418% due 10/01/2032 (e)	313	323
5.430% due 03/01/2033 (e)	164	165
5.436% due 07/01/2026	703	697
5.453% due 01/01/2036 (e)	226	232
5.479% due 08/01/2046 (e)	1,098	1,104
5.491% due 05/01/2032 (e)	316	315
5.492% due 04/01/2036 (e)	63	65
5.500% due 02/01/2009 - 01/01/2039	4,199	4,264
5.500% due 08/01/2009 - 02/01/2036 (e)	4,322	4,463
5.502% due 12/01/2018	42	42
5.526% due 12/01/2032 (e)	562	577
5.556% due 07/01/2036 (e)	579	590
5.573% due 10/01/2036 (e)	4,638	4,737
5.576% due 12/01/2036 (e)	1,431	1,459
5.577% due 10/01/2012	43	43
5.585% due 01/01/2036 (e)	59	60
5.605% due 07/01/2029	40	40
5.638% due 04/01/2036 (e)	3,850	3,916
5.638% due 08/25/2042	109	98
5.682% due 12/01/2036 (e)	156	160
5.761% due 05/01/2037 (e)	2,439	2,453
5.919% due 05/01/2036 (e)	1,067	1,121
5.923% due 03/01/2037 (e)	722	747
5.925% due 09/01/2035 (e)	4,817	5,069
5.950% due 02/25/2044 (e)	2,978	3,021
6.000% due 09/25/2014 - 08/25/2044	1,890	1,952
6.000% due 11/25/2015 (e)	2,881	2,928
6.100% due 02/25/2009	19	19
6.108% due 07/01/2012 (e)	4,642	4,926
6.143% due 04/01/2024	14	14
6.190% due 09/01/2036 (e)	68	70
6.203% due 04/01/2040 (e)	1,509	1,536
6.250% due 05/25/2042	100	102
6.360% due 08/01/2036 (e)	833	853
6.387% due 02/01/2037 (e)	610	628
6.500% due 01/01/2016 - 12/25/2042	1,119	1,167
6.500% due 01/25/2044 (e)	2,965	3,038
6.683% due 11/01/2014	36	36
7.000% due 12/01/2009 - 02/25/2044	665	697
7.000% due 02/01/2011 - 10/01/2015 (e)	970	1,005
7.500% due 12/01/2014 - 05/01/2028 (e)	295	309
7.500% due 05/25/2042	101	106
7.508% due 06/01/2030 (e)	82	85
7.660% due 05/01/2015	2,414	2,634
7.775% due 05/01/2030	28	29
8.000% due 08/25/2022 - 11/25/2023	167	182
8.000% due 10/01/2026 (e)	217	230
9.000% due 03/25/2020	224	250
9.000% due 04/01/2020 - 01/01/2026 (e)	163	178
9.500% due 07/01/2021 (e)	189	209
9.500% due 06/01/2025	15	17
Federal Housing Administration
7.430% due 07/01/2018	210	212
Freddie Mac
0.731% due 08/25/2031	860	770
0.751% due 09/25/2031	927	863
0.821% due 06/25/2029	214	190
0.871% due 05/25/2043	2,733	2,757
1.495% due 04/15/2035 - 03/15/2036	66	63
1.545% due 06/15/2018 - 06/15/2031	3,424	3,335
1.545% due 12/15/2030 (e)	3,100	3,048
1.595% due 11/15/2032	137	133
1.695% due 01/15/2032	76	74
1.700% due 03/15/2024	250	239
1.745% due 04/15/2028 (e)	1,140	1,109
1.745% due 02/15/2032 - 03/15/2032	452	447
1.750% due 05/15/2023 - 10/15/2026	599	581
1.795% due 06/15/2029 - 12/15/2031	1,737	1,698
1.850% due 08/15/2022 - 03/15/2023	676	659
1.950% due 04/15/2022	132	128
2.381% due 03/15/2029	940	918
3.500% due 03/01/2009 - 03/15/2018	406	405
3.673% due 08/01/2015 (e)	66	66
3.675% due 10/15/2013	128	128
3.678% due 10/25/2044	745	714
3.679% due 02/25/2045	113	102
3.878% due 07/25/2044 (e)	5,298	4,785
3.887% due 05/01/2034 (e)	1,235	1,201
3.931% due 03/01/2034 (e)	618	597
3.943% due 08/01/2033 (e)	124	121
3.948% due 01/01/2030 (e)	177	177
3.976% due 04/01/2034 (e)	1,507	1,463
4.000% due 04/01/2009 - 10/15/2026	7,562	7,575
4.000% due 09/15/2015 - 05/15/2017 (e)	7,389	7,418
4.007% due 04/01/2034 (e)	420	406
4.019% due 02/01/2019 (e)	119	120
4.021% due 03/01/2034 (e)	1,620	1,623
4.089% due 04/01/2034 (e)	1,180	1,183
4.101% due 01/01/2035 (e)	76	75
4.141% due 01/01/2035 (e)	137	137
4.142% due 04/01/2034 (e)	360	357
4.188% due 02/01/2034 (e)	818	806
4.195% due 10/01/2034 (e)	924	916
4.211% due 07/01/2034 (e)	399	388
4.212% due 07/01/2033 (e)	1,584	1,562
4.221% due 01/01/2034 (e)	466	465
4.224% due 07/01/2033 (e)	354	351
4.226% due 03/01/2034 (e)	291	287
4.245% due 12/01/2033 (e)	413	407
4.250% due 11/15/2020 (e)	2,098	2,112
4.250% due 04/15/2023 - 06/15/2024	754	756
4.259% due 06/01/2033	53	53
4.276% due 01/01/2034 (e)	129	127
4.277% due 12/01/2033 (e)	264	262
4.296% due 03/01/2035 (e)	211	210
4.297% due 03/01/2034 (e)	2,085	2,046
4.307% due 11/01/2034 (e)	2,511	2,463
4.317% due 12/01/2033 (e)	400	398
4.333% due 11/01/2034 (e)	873	854
4.360% due 12/01/2034	95	95
4.379% due 01/01/2035 (e)	566	565
4.415% due 09/01/2034 (e)	173	174
4.462% due 11/01/2033 (e)	140	138
4.468% due 11/01/2034 - 01/01/2035 (e)	1,794	1,763
4.469% due 10/01/2033 (e)	919	907
4.474% due 11/01/2033 (e)	264	264
4.478% due 10/01/2033 (e)	274	271
4.488% due 03/01/2035 (e)	814	815
4.490% due 10/01/2033 (e)	473	467
4.500% due 07/01/2010 - 05/15/2018 (e)	11,995	12,192
4.500% due 12/15/2010 - 08/15/2034	24,978	25,220
4.517% due 12/01/2034 (e)	2,559	2,578
4.529% due 12/01/2034 (e)	80	79
4.538% due 09/01/2034 (e)	255	252
4.539% due 03/01/2035 (e)	3,957	3,960
4.588% due 11/01/2034 (e)	1,103	1,114
4.591% due 01/01/2035 (e)	88	89
4.621% due 03/01/2035 (e)	907	913
4.643% due 07/01/2036 (e)	956	941
4.714% due 09/01/2034 (e)	1,946	1,933
4.750% due 12/15/2016 - 01/15/2031	1,218	1,229
4.753% due 04/01/2035 (e)	2,386	2,398
4.760% due 12/01/2034 (e)	5,710	5,720
4.764% due 10/01/2034 (e)	1,788	1,771
4.775% due 09/01/2035 (e)	500	501
4.790% due 10/01/2035 - 09/01/2036 (e)	406	408
4.815% due 02/01/2035 (e)	2,949	2,966
4.823% due 04/01/2034	31	31
4.836% due 01/01/2035 (e)	858	863
4.837% due 03/01/2035 (e)	614	612
4.856% due 07/01/2035 (e)	898	906
4.859% due 09/01/2035 (e)	125	126
4.897% due 07/01/2035 (e)	1,293	1,333
4.915% due 07/01/2035 (e)	58	59
4.918% due 04/01/2035 (e)	624	630
4.934% due 12/01/2032 (e)	176	178
4.942% due 07/01/2033 (e)	66	68
4.968% due 03/01/2035 (e)	63	64
4.972% due 01/01/2036 (e)	136	137
4.975% due 12/01/2034 (e)	2,567	2,532
4.989% due 06/01/2035 (e)	131	132
4.999% due 08/01/2034 (e)	1,072	1,061
5.000% due 05/01/2009 - 07/15/2025 (e)	23,267	23,647
5.000% due 11/15/2011 - 11/15/2029	12,699	12,834
5.001% due 05/01/2035 (e)	1,299	1,311
5.005% due 05/01/2033	44	45
5.033% due 11/01/2031 (e)	197	196
5.043% due 12/01/2035 (e)	102	103
5.064% due 11/01/2034 (e)	359	360
5.098% due 10/01/2029	33	33
5.100% due 08/01/2035 (e)	1,003	1,009
5.125% due 09/01/2034 (e)	436	439
5.143% due 08/01/2035 (e)	1,548	1,558
5.149% due 05/01/2035 (e)	606	610
5.151% due 03/01/2035 (e)	1,206	1,216
5.170% due 11/01/2033 (e)	2,939	2,928
5.179% due 11/01/2035 (e)	3,335	3,373
5.183% due 11/01/2033 (e)	3,707	3,686
5.202% due 09/01/2034 (e)	117	118
5.230% due 03/01/2036 - 08/01/2036 (e)	3,404	3,438
5.241% due 04/01/2036 (e)	479	484
5.242% due 09/01/2035 (e)	898	899
5.252% due 02/01/2036 (e)	94	95
5.257% due 02/01/2036 (e)	130	131
5.268% due 02/01/2036 (e)	98	99
5.273% due 09/01/2035 (e)	295	299
5.275% due 02/01/2037 (e)	1,585	1,607
5.286% due 02/01/2036 (e)	161	163
5.290% due 10/01/2035 (e)	1,904	1,907
5.301% due 02/01/2037 (e)	142	144
5.330% due 01/01/2037 (e)	3,355	3,417
5.334% due 09/01/2035 (e)	99	100
5.340% due 12/01/2035 (e)	4,343	4,412
5.340% due 06/01/2036	429	431
5.348% due 12/01/2036 (e)	975	992
5.390% due 02/01/2036 (e)	256	261
5.396% due 10/01/2032 (e)	126	127
5.439% due 08/01/2023	22	22
5.480% due 12/01/2036 (e)	2,982	3,036
5.500% due 08/01/2009 - 06/01/2014 (e)	1,917	1,981
5.500% due 01/15/2014 - 10/15/2032	4,632	4,733
5.502% due 12/01/2034 (e)	71	72
5.518% due 08/01/2036 (e)	799	804
5.544% due 11/01/2036 (e)	2,101	2,123
5.550% due 12/01/2035 (e)	820	829
5.594% due 08/01/2036 (e)	617	617
5.657% due 04/01/2037 (e)	1,859	1,940
5.665% due 05/01/2037 (e)	5,490	5,602
5.683% due 02/01/2037 (e)	3,795	3,878
5.689% due 03/01/2036 (e)	133	133
5.724% due 04/01/2032 (e)	361	358
5.744% due 02/01/2036 (e)	3,914	4,019
5.765% due 11/01/2035	29	30
5.788% due 04/01/2036 (e)	485	489
5.797% due 01/01/2037 (e)	102	104
5.809% due 11/01/2036 (e)	128	130
5.828% due 03/01/2030 (e)	191	194
5.836% due 04/01/2032 (e)	569	577
5.882% due 07/01/2036	44	45
5.924% due 03/01/2032 (e)	479	483
5.929% due 07/01/2019	16	17
5.950% due 11/01/2036 (e)	89	92
6.000% due 04/01/2016 - 05/01/2035 (e)	5,890	6,076
6.000% due 09/15/2016 - 01/01/2039	8,123	8,334
6.084% due 01/01/2037	601	617
6.250% due 12/15/2023 - 03/15/2028	498	501
6.474% due 01/01/2037	176	180
6.500% due 05/15/2012	67	67
7.000% due 06/01/2017 - 07/15/2027	596	605
8.500% due 11/15/2021	445	484
Ginnie Mae
0.858% due 06/20/2032	141	138
0.908% due 06/20/2030 - 04/20/2031	713	715
1.240% due 01/16/2031	41	40
1.440% due 02/16/2032	236	231
1.490% due 03/16/2031	242	235
1.540% due 04/16/2030 - 04/16/2032	328	326
4.500% due 08/16/2028 (e)	2,012	2,039
4.500% due 08/20/2035	395	401
4.625% due 07/20/2026	33	33
4.625% due 09/20/2029 - 07/20/2031 (e)	1,484	1,449
5.125% due 10/20/2029 (e)	1,564	1,538
5.250% due 01/20/2030	21	20
5.375% due 02/20/2025	28	28
5.375% due 01/20/2027 (e)	747	738
6.000% due 10/20/2012 - 03/15/2032	217	218
8.000% due 06/20/2025	2	3
8.500% due 12/20/2026 (e)	31	33
8.500% due 11/20/2027	13	14

Total U.S. Government Agencies (Cost $671,235)		671,699

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Notes
4.500% due 04/30/2009	50,000	50,787
4.500% due 11/15/2015	50,000	59,313

Total U.S. Treasury Obligations (Cost $110,595)		110,100

MORTGAGE-BACKED SECURITIES 44.7%
ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	1,503	1,469
Adjustable Rate Mortgage Trust
0.721% due 10/25/2035	39	23
0.841% due 01/25/2035	1,223	614
0.841% due 02/25/2035	1,603	810
4.581% due 05/25/2035	1,011	819
5.000% due 01/25/2036	2,947	1,874
5.002% due 01/25/2035	2,763	1,824
5.383% due 11/25/2035	931	593
5.414% due 01/25/2036	864	622
American Home Mortgage Assets
0.681% due 10/25/2046	2,546	891
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,229	856
4.390% due 02/25/2045	1,122	566
4.440% due 02/25/2045	2,605	1,474
5.660% due 09/25/2045	683	325
Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,589	1,407
Banc of America Commercial Mortgage, Inc.
4.875% due 06/10/2039	3,508	3,477
Banc of America Funding Corp.
4.155% due 05/25/2035	2,472	1,768
4.420% due 11/20/2034	6,049	3,340
4.517% due 03/20/2035	192	136
5.357% due 11/20/2035	722	705
Banc of America Large Loan, Inc.
1.705% due 08/15/2029	13,634	9,619
Banc of America Mortgage Securities, Inc.
0.871% due 03/25/2034	229	220
3.695% due 04/25/2034	960	724
3.826% due 02/25/2034	3,901	2,824
4.148% due 07/25/2034	8,000	7,703
4.500% due 02/25/2018	1,117	1,105
5.000% due 12/25/2018	309	302
5.000% due 05/25/2035	4,257	4,224
5.250% due 03/25/2034	365	349
5.269% due 10/25/2035	286	201
5.500% due 04/25/2033	601	594
6.500% due 09/25/2033	914	877
6.796% due 02/25/2033	583	453
Bank of America-First Union NB Commercial Mortgage
4.890% due 04/11/2037	1,449	1,428
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 07/25/2034	429	301
4.625% due 10/25/2035	6,144	4,712
4.650% due 10/25/2035	300	145
4.660% due 11/25/2034	2,067	1,537
4.750% due 10/25/2035	13,532	12,092
4.751% due 10/25/2033	9	7
4.775% due 10/25/2034	8,690	5,242
4.858% due 01/25/2035	307	178
4.895% due 10/25/2033	6	4
4.955% due 10/25/2033	49	36
4.955% due 01/25/2035	1,609	1,215
5.037% due 04/25/2033	93	74
5.176% due 01/25/2034	1,230	785
5.429% due 04/25/2033	203	167
5.451% due 01/25/2034	886	622
5.472% due 05/25/2047	2,063	1,196
5.605% due 02/25/2033	63	51
6.011% due 05/25/2033	3	2
6.079% due 02/25/2033	10	9
Bear Stearns Alt-A Trust
0.631% due 02/25/2034	1,533	709
0.641% due 08/25/2036	34	14
0.671% due 02/25/2034	6,253	1,600
4.953% due 11/25/2034	10,219	5,934
5.289% due 11/25/2035	50	21
5.364% due 05/25/2035	209	142
5.747% due 11/25/2036	912	426
5.835% due 02/25/2036	36,881	18,244
5.849% due 01/25/2036	4,797	2,861
6.250% due 08/25/2036	9,207	4,139
Bear Stearns Commercial Mortgage Securities
5.016% due 02/11/2044	2,167	1,993
5.243% due 12/11/2038	800	381
5.817% due 05/14/2016	5,250	5,273
6.440% due 06/16/2030	195	195
Cendant Mortgage Corp.
5.250% due 10/25/2033	55	53
Chase Mortgage Finance Corp.
4.884% due 02/25/2037	8,560	4,324
5.000% due 04/25/2018	405	400
5.236% due 12/25/2035	2,543	2,117
5.250% due 01/25/2034	2,339	2,217
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	2,898	2,847
5.000% due 02/25/2035	200	115
5.500% due 09/25/2035	1,148	959
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021	41	35
Citigroup Mortgage Loan Trust, Inc.
1.271% due 08/25/2035	716	590
4.248% due 08/25/2035	13,013	10,660
6.014% due 09/25/2037	4,236	2,254
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	7,000	4,908
5.617% due 10/15/2048	15,000	11,993
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	871	715
Commercial Mortgage Pass-Through Certificates
1.540% due 02/16/2034	9,981	8,822
5.306% due 12/10/2046	20,549	15,061
Countrywide Alternative Loan Trust
0.661% due 09/25/2046	1,616	633
0.671% due 06/25/2037	1,650	664
0.702% due 12/20/2046	4,586	2,000
0.718% due 07/20/2046	2,025	832
0.871% due 03/25/2034	474	366
3.256% due 02/25/2036	880	396
3.789% due 07/20/2035	894	383
5.404% due 06/25/2037	7,989	2,029
5.414% due 10/25/2035	553	431
5.500% due 02/25/2034	176	150
5.894% due 02/25/2037	1,836	990
6.154% due 08/25/2036	1,167	866
Countrywide Home Loan Mortgage Pass-Through Trust
0.741% due 02/25/2035	554	280
0.811% due 06/25/2035	6,045	4,110
0.821% due 08/25/2035	922	751
4.347% due 06/20/2035	993	625
4.500% due 10/25/2018	90	72
4.682% due 08/25/2034	9,125	8,593
4.812% due 04/20/2035	4,987	3,599
4.873% due 08/25/2034	8,048	5,926
5.000% due 02/25/2033	271	270
5.000% due 05/25/2034	3,405	3,104
5.231% due 01/20/2035	984	630
5.250% due 02/20/2036	118	57
5.398% due 10/25/2033	464	458
5.500% due 04/25/2033	4,518	4,485
5.500% due 10/25/2035	2,302	2,205
5.500% due 11/25/2035	2,059	1,788
5.850% due 05/25/2036	645	543
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	800	483
CS First Boston Mortgage Securities Corp.
4.566% due 10/25/2033	6,888	6,035
5.047% due 07/25/2033	1,630	1,395
5.163% due 03/25/2034	166	123
5.232% due 01/25/2034	6,319	4,862
5.558% due 11/25/2032	38	37
6.500% due 04/25/2033	257	222
CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	15,320
5.484% due 04/15/2047	700	498
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047	849	755
0.551% due 03/25/2037	3,914	3,728
0.571% due 10/25/2036	185	172
5.000% due 10/25/2018	618	578
5.500% due 12/25/2035	2,000	1,083
First Horizon Alternative Mortgage Securities
5.401% due 09/25/2035	173	82
5.542% due 07/25/2035	570	284
First Horizon Asset Securities, Inc.
0.741% due 02/25/2035	40	24
4.741% due 12/25/2033	1,484	1,201
4.911% due 02/25/2035	1,042	831
5.000% due 03/25/2034	4,223	4,046
5.177% due 06/25/2033	5,659	4,007
6.000% due 05/25/2036	111	111
First Republic Mortgage Loan Trust
0.951% due 06/25/2030	543	449
1.495% due 08/15/2032	2,285	1,840
1.545% due 11/15/2031	429	317
1.595% due 11/15/2032	532	430
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	15,997
GMAC Mortgage Corp. Loan Trust
4.287% due 06/25/2034	1,551	831
5.295% due 11/19/2035	992	759
5.500% due 09/25/2034	5,493	4,897
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	25,000	19,104
GS Mortgage Securities Corp. II
2.926% due 03/06/2020	3,000	1,809
GSAA Trust
6.000% due 04/01/2034	1,471	1,281
GSR Mortgage Loan Trust
0.821% due 01/25/2034	2,555	2,051
3.935% due 06/25/2034	1,251	797
4.387% due 12/25/2034	22,825	18,354
4.496% due 03/25/2033	126	107
4.500% due 08/25/2019	895	863
4.524% due 06/25/2034	102	76
4.540% due 09/25/2035	22,659	13,426
5.000% due 08/25/2019	617	570
5.020% due 05/25/2035	294	160
5.181% due 01/25/2036	916	633
5.346% due 11/25/2035	1,349	838
6.000% due 03/25/2032	54	49
GSRPM Mortgage Loan Trust
0.871% due 11/25/2031	806	748
Harborview Mortgage Loan Trust
0.711% due 04/19/2038	2,591	1,041
0.761% due 07/19/2046	1,652	673
0.771% due 02/19/2046	2,766	1,134
0.781% due 02/19/2046	145	39
0.801% due 05/19/2035	148	69
3.938% due 06/19/2034	10,000	5,194
5.129% due 05/19/2033	3,087	2,446
Indymac ARM Trust
4.436% due 01/25/2032	12	8
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046	878	800
0.571% due 01/25/2037	386	365
0.661% due 09/25/2046	1,328	538
0.691% due 04/25/2046	2,240	908
1.251% due 05/25/2034	676	426
5.284% due 01/25/2035	3,918	2,290
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	16,100	12,127
5.429% due 12/12/2043	20,000	15,241
5.475% due 04/15/2043	20,000	15,617
5.552% due 05/12/2045	20,000	15,503
JPMorgan Mortgage Trust
4.501% due 06/25/2035	131	100
4.767% due 07/25/2035	3,681	1,327
4.818% due 12/25/2034	380	260
4.830% due 12/25/2034	193	118
4.947% due 11/25/2035	17,335	13,754
4.972% due 08/25/2035	3,970	3,177
5.003% due 07/25/2035	1,861	1,200
5.115% due 10/25/2035	600	319
5.298% due 07/25/2035	10,661	8,504
5.368% due 08/25/2035	1,400	828
5.400% due 11/25/2035	878	664
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	44	43
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021	1,110	831
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	9,835	7,592
4.697% due 07/25/2034	6,712	6,143
4.845% due 01/25/2036	228	182
MASTR Asset Securitization Trust
5.000% due 04/25/2018	3,723	3,676
5.000% due 05/25/2018	835	823
5.250% due 09/25/2033	217	215
5.500% due 09/25/2033	2,085	1,974
5.750% due 05/25/2036	7,952	7,584
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	742
5.414% due 07/12/2046	28,500	22,511
5.485% due 03/12/2051	500	346
Merrill Lynch Floating Trust
1.265% due 06/15/2022	1,440	1,096
Merrill Lynch Mortgage Investors, Inc.
4.869% due 06/25/2035	3,044	2,121
5.486% due 09/25/2033	36	34
MLCC Mortgage Investors, Inc.
0.781% due 08/25/2028	251	161
0.801% due 06/25/2028	599	407
3.512% due 03/25/2028	2,031	1,249
4.250% due 10/25/2035	4,575	3,645
4.957% due 04/25/2035	512	347
5.199% due 01/25/2029	4,842	4,679
Morgan Stanley Capital I
1.255% due 10/15/2020	2,401	1,834
5.692% due 04/15/2049	600	452
Morgan Stanley Mortgage Loan Trust
4.364% due 07/25/2034	2,703	2,367
4.750% due 08/25/2034	451	447
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	163	91
Opteum Mortgage Acceptance Corp.
0.731% due 07/25/2035	1,408	1,166
Prime Mortgage Trust
0.871% due 02/25/2019	13	12
0.871% due 02/25/2034	34	30
RAAC Series 2005-SP1
5.250% due 09/25/2034	2,242	2,167
Residential Accredit Loans, Inc.
0.771% due 08/25/2035	1,097	536
0.901% due 02/25/2033	1,012	830
5.376% due 04/25/2035	14	4
Residential Asset Mortgage Products, Inc.
7.500% due 12/25/2031	2,042	1,957
Residential Asset Securitization Trust
0.971% due 03/25/2033	735	632
3.750% due 10/25/2018	73	63
Residential Funding Mortgage Securities I
5.000% due 04/25/2018	139	132
5.584% due 02/25/2036	676	405
6.500% due 03/25/2032	154	147
Sequoia Mortgage Trust
0.808% due 12/20/2034	500	339
3.635% due 05/20/2034	1,072	657
Structured Adjustable Rate Mortgage Loan Trust
0.691% due 05/25/2037	19,666	8,503
0.711% due 03/25/2035	385	173
0.771% due 09/25/2034	436	138
4.260% due 03/25/2034	781	501
4.893% due 07/25/2034	510	332
4.978% due 03/25/2034	168	105
5.291% due 08/25/2034	3,167	1,984
5.499% due 07/25/2035	654	417
Structured Asset Mortgage Investments, Inc.
0.571% due 09/25/2047	3,300	3,047
0.641% due 03/25/2037	6,321	1,386
0.661% due 03/25/2037	5,640	1,026
0.691% due 05/25/2036	8,956	3,608
0.701% due 02/25/2036	2,183	909
0.921% due 05/19/2035	44	23
1.001% due 02/19/2033	958	687
5.354% due 02/19/2035	1,835	819
Structured Asset Securities Corp.
5.048% due 10/25/2035	799	578
5.116% due 05/25/2032	75	69
5.140% due 11/25/2033	285	200
5.376% due 07/25/2032	1	1
5.407% due 03/25/2033	2,543	1,571
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036	454	438
Thornburg Mortgage Securities Trust
0.581% due 03/25/2046	1,503	1,440
0.581% due 11/25/2046	2,136	1,774
0.591% due 07/25/2036	2,421	2,016
0.591% due 09/25/2046	3,566	2,960
0.621% due 11/25/2046	3,212	2,590
1.495% due 03/25/2037	15,195	12,544
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021	7,616	5,829
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	514	340
WaMu Mortgage Pass-Through Certificates
0.691% due 08/25/2046	7,639	4,902
0.701% due 04/25/2045	404	192
0.711% due 06/25/2046	3,863	2,234
0.741% due 12/25/2045	5,445	2,495
0.761% due 07/25/2045	5,878	2,739
0.761% due 10/25/2045	7,941	4,354
0.761% due 12/25/2045	66	31
0.781% due 01/25/2045	7,652	3,946
0.791% due 08/25/2045	321	174
1.011% due 12/25/2027	4,702	3,901
1.798% due 11/25/2034	238	122
1.808% due 11/25/2034	6,220	3,249
2.956% due 02/25/2047	2,229	830
3.016% due 04/25/2047	95	42
3.066% due 12/25/2046	2,473	1,055
3.256% due 08/25/2046	248	96
3.456% due 11/25/2042	673	555
3.656% due 08/25/2042	55	39
3.756% due 11/25/2046	1,314	906
3.955% due 06/25/2033	1,477	1,128
4.229% due 03/25/2034	2,881	2,367
4.269% due 07/25/2046	2,225	1,862
4.269% due 08/25/2046	5,535	2,912
4.269% due 09/25/2046	556	256
4.281% due 08/25/2033	6,502	4,407
4.625% due 05/25/2046	178	99
4.668% due 04/25/2035	1,500	1,399
4.678% due 05/25/2035	2,200	1,885
4.834% due 09/25/2035	1,020	703
4.834% due 10/25/2035	7,525	4,153
4.919% due 08/25/2035	4,434	3,366
5.449% due 02/25/2037	2,541	1,518
5.500% due 06/25/2034	701	655
5.500% due 07/25/2034	332	329
5.706% due 02/25/2037	1,304	713
5.862% due 02/25/2037	1,484	1,045
Washington Mutual MSC Mortgage Pass-Through Certificates
5.056% due 02/25/2031	27	27
5.759% due 02/25/2033	155	140
5.858% due 02/25/2033	122	99
Wells Fargo Mortgage-Backed Securities Trust
0.971% due 07/25/2037	1,902	849
3.622% due 06/25/2035	10,000	9,742
3.741% due 09/25/2034	1,100	1,078
4.059% due 11/25/2034	11,157	8,385
4.232% due 06/25/2035	3,750	2,826
4.368% due 09/25/2034	565	405
4.494% due 01/25/2035	355	338
4.500% due 08/25/2018	10,482	9,859
4.500% due 11/25/2018	6,950	6,557
4.542% due 02/25/2035	456	288
4.543% due 11/25/2034	25,150	18,272
4.552% due 03/25/2035	3,307	2,156
4.649% due 09/25/2033	17,337	14,098
4.680% due 01/25/2034	2,257	1,657
4.705% due 12/25/2033	2,037	1,595
4.727% due 07/25/2034	12,892	11,771
4.750% due 10/25/2018	8,533	8,188
4.950% due 03/25/2036	5,516	3,622
4.992% due 12/25/2034	1,179	913
4.999% due 10/25/2035	1,951	1,485
5.000% due 07/25/2019	85	83
5.002% due 10/25/2035	322	229
5.093% due 03/25/2036	9,312	5,849
5.240% due 04/25/2036	227	165
5.594% due 07/25/2036	921	508
6.000% due 09/25/2036	730	613

Total Mortgage-Backed Securities (Cost $1,076,645)		785,895

ASSET-BACKED SECURITIES 17.5%
American Express Credit Account Master Trust
1.225% due 12/15/2013	3,000	2,620
1.695% due 02/15/2012	189	163
Aurum CLO 2002-1 Ltd.
5.182% due 04/15/2014	4,597	4,337
BA Credit Card Trust
1.775% due 04/15/2013	700	637
BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	14,370	14,437
Bear Stearns Asset-Backed Securities Trust
0.521% due 11/25/2036	689	619
0.541% due 12/25/2036	82	72
5.211% due 10/25/2036	6,466	4,148
5.280% due 10/25/2036	4,276	3,271
5.763% due 10/25/2036	7,458	4,785
6.250% due 12/25/2036	8,429	6,005
6.250% due 02/25/2037	16,391	6,739
Bear Stearns Second Lien Trust
1.271% due 12/25/2036	21,100	1,112
2.971% due 12/25/2036	364	10
Capital Auto Receivables Asset Trust
2.645% due 10/15/2012	8,600	7,673
Carrington Mortgage Loan Trust
0.571% due 06/25/2037	1,237	1,097
Chase Issuance Trust
1.665% due 06/15/2012	4,950	4,367
Citibank Credit Card Issuance Trust
0.531% due 04/24/2014	650	537
Conseco Financial Corp.
6.110% due 09/01/2023	4,082	3,924
Countrywide Asset-Backed Certificates
0.581% due 10/25/2046	502	464
0.731% due 05/25/2036	7,047	5,597
First Franklin Mortgage Loan Asset-Backed Certificates
0.581% due 04/25/2036	1,264	1,195
Ford Credit Auto Owner Trust
2.815% due 05/15/2012	5,000	4,570
Franklin Auto Trust
1.508% due 10/20/2011	10,857	10,461
HFC Home Equity Loan Asset-Backed Certificates
0.688% due 01/20/2036	3,997	2,312
1.308% due 11/20/2036	1,682	1,504
Home Equity Asset Trust
1.071% due 11/25/2032	8	3
Home Equity Mortgage Trust
5.321% due 04/25/2035	947	691
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036	169	146
0.581% due 12/25/2036	9,000	6,219
Indymac Residential Asset-Backed Trust
0.991% due 10/25/2035	1,600	475
Irwin Home Equity Corp.
1.011% due 07/25/2032	336	204
Ischus CDO Ltd.
2.105% due 09/10/2013	576	69
JPMorgan Mortgage Acquisition Corp.
0.561% due 10/25/2036	800	705
0.581% due 08/25/2036	315	305
1.465% due 11/25/2036	433	400
1.495% due 07/25/2036	21,000	19,144
Lehman XS Trust
0.541% due 05/25/2046	178	172
0.621% due 04/25/2037	17,643	12,651
5.390% due 11/25/2035	20,232	10,636
Long Beach Mortgage Loan Trust
0.651% due 08/25/2035	245	232
0.751% due 10/25/2034	382	130
1.171% due 03/25/2032	95	75
Madison Avenue Manufactured Housing Contract
1.921% due 03/25/2032	15,397	10,240
Massachusetts Educational Financing Authority
4.485% due 04/25/2038	10,663	8,093
MASTR Asset-Backed Securities Trust
0.521% due 01/25/2037	10,843	6,079
MBNA Credit Card Master Note Trust
1.255% due 11/16/2015	3,000	2,321
Merrill Lynch First Franklin Mortgage Loan Trust
1.171% due 10/25/2037	11,567	10,456
Merrill Lynch Mortgage Investors, Inc.
0.651% due 09/25/2036	1,122	350
Morgan Stanley IXIS Real Estate Capital Trust
0.581% due 11/25/2036	15,000	12,211
Morgan Stanley Mortgage Loan Trust
0.541% due 01/25/2047	8,832	8,200
Nationstar Home Equity Loan Trust
0.591% due 04/25/2037	5,997	5,407
Nationstar NIM Trust
8.000% due 06/25/2037	43	1
New Century Home Equity Loan Trust
0.541% due 08/25/2036	20	19
0.651% due 05/25/2036	1,668	1,269
0.731% due 06/25/2035	1,312	1,034
Renaissance Home Equity Loan Trust
0.911% due 08/25/2033	458	328
1.171% due 08/25/2032	9	6
1.571% due 09/25/2037	9,942	8,516
Residential Asset Mortgage Products, Inc.
0.531% due 12/25/2036	154	150
0.541% due 11/25/2036	40	40
0.541% due 02/25/2037	3,497	3,067
0.551% due 07/25/2036	254	252
0.551% due 10/25/2036	913	847
Residential Asset Securities Corp.
0.541% due 02/25/2037	2,798	2,447
0.551% due 10/25/2036	239	231
0.581% due 07/25/2036	1,326	1,238
0.581% due 04/25/2037	5,483	4,873
SACO I, Inc.
0.851% due 11/25/2035	1,498	858
Salomon Brothers Mortgage Securities VII, Inc.
0.771% due 03/25/2032	194	177
Saxon Asset Securities Trust
1.011% due 01/25/2032	3	3
SBI HELOC Trust
0.641% due 08/25/2036	229	212
Securitized Asset-Backed Receivables LLC Trust
0.551% due 11/25/2036	9,492	7,004
SLM Student Loan Trust
3.535% due 01/25/2018	83	82
Soundview Home Equity Loan Trust
0.531% due 11/25/2036	1,718	1,574
0.551% due 06/25/2037	5,084	3,842
0.571% due 10/25/2036	209	205
0.581% due 01/25/2037	10,000	7,281
0.621% due 06/25/2037	35,000	14,898
1.271% due 10/25/2037	5,809	5,182
Specialty Underwriting & Residential Finance
0.571% due 11/25/2037	13,000	9,802
1.151% due 01/25/2034	50	36
Stone Tower CLO Ltd.
3.861% due 08/21/2013	3,863	3,479
Structured Asset Securities Corp.
0.521% due 09/25/2036	785	718
0.551% due 01/25/2037	520	464
0.671% due 11/25/2035	1,645	1,534
0.761% due 01/25/2033	801	605
TABS Ltd.
2.839% due 02/12/2047	2,950	123
Trapeza CDO I LLC
3.245% due 11/16/2034	1,000	251
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	4,118
Washington Mutual Asset-Backed Certificates
0.581% due 01/25/2037	14,656	8,883
Wells Fargo Home Equity Trust
0.571% due 03/25/2037	1,046	962
0.711% due 10/25/2035	1,183	1,101
0.721% due 12/25/2035	965	902
WMC Mortgage Loan Pass-Through Certificates
1.875% due 05/15/2030	210	191

Total Asset-Backed Securities (Cost $436,292)		307,075

SOVEREIGN ISSUES 1.2%
Export-Import Bank of Korea
2.292% due 06/01/2009	22,000	21,942

Total Sovereign Issues (Cost $21,999)		21,942

SHORT-TERM INSTRUMENTS 25.1%
Certificates of Deposit 1.4%
Unicredito Italiano NY
1.795% due 05/15/2009	25,000	25,000

Repurchase Agreements 15.7%
JPMorgan Chase Bank N.A.
0.000% due 01/07/2009	225,432	225,432
(Dated 12/18/2008. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $222,014. Repurchase proceeds are $225,432.)
UBS Securities LLC
0.040% due 01/02/2009	50,600	50,600
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 0.070% due 01/02/2009 valued at $51,677. Repurchase proceeds are $50,600.)

		276,032

U.S. Cash Management Bills 0.0%
0.220% due 04/29/2009 (c)	560	557

U.S. Treasury Bills 8.0%
0.141% due 01/02/2009 - 06/11/2009 (b)(c)	141,350	140,911

Total Short-Term Instruments (Cost $442,919)		442,500

Purchased Options (h) 0.6% (Cost $3,269)		10,615
Total Investments 156.5% (Cost $3,221,429)		$2,751,257
Written Options (i) (0.7%) (Premiums $3,224)		(12,825)
Other Assets and Liabilities (Net) (55.8%)		(980,103)

Net Assets 100.0%		$1,758,329

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $136,624 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Cash of $1,670 has been pledged as collateral for delayed-delivery securities on December 31, 2008.

(e) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $381,102 at a weighted average interest rate of 2.784%. On December 31, 2008, securities valued at $644,251 were pledged as collateral for reverse repurchase agreements.

(f) Cash of $25 has been pledged as collateral for futures contracts on December 31, 2008.

(g) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Accredited Mortgage Loan Trust 1-Month USD-LIBOR plus 1.150% due 04/25/2036	BCLY	(1.000%)	04/25/2036	$5,000	$4,834	$0	$4,834
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%)	07/20/2018	2,500	1,929	0	1,929
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	500	426	0	426
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	2,000	1,588	0	1,588

					$8,777	$0	$8,777

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.500%)	12/20/2016	3.948%	$3,000	$609	$0	$609
Alcan, Inc.	JPM	(0.420%)	06/20/2015	3.850%	2,500	442	0	442
AutoZone, Inc.	JPM	(0.650%)	12/20/2012	1.500%	3,000	93	0	93
AutoZone, Inc.	RBS	(0.810%)	12/20/2015	1.427%	2,500	91	0	91
Avon Products, Inc.	CSFB	(0.150%)	03/20/2011	0.690%	4,000	47	0	47
BAE Systems Holdings, Inc.	UBS	(0.140%)	12/20/2011	2.802%	2,000	145	0	145
Bank of America Corp.	DUB	(0.180%)	12/20/2016	1.140%	10,000	664	0	664
Bear Stearns Cos., Inc.	CITI	(4.050%)	09/20/2012	0.986%	5,863	(649)	0	(649)
BHP Billiton Finance Ltd.	BOA	(0.135%)	03/20/2012	2.350%	3,000	199	0	199
Boston Scientific Corp.	UBS	(0.500%)	06/20/2011	2.600%	2,500	122	0	122
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	3.758%	3,100	477	0	477
Comcast Corp.	BCLY	(0.390%)	03/20/2014	2.493%	5,000	478	288	190
Consumers Energy Co.	BOA	(0.090%)	03/20/2012	3.400%	3,000	289	0	289
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	1.750%	5,000	340	0	340
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	5.362%	5,000	566	0	566
Daimler Finance N.A. LLC	BCLY	(0.580%)	09/20/2011	5.362%	4,000	449	0	449
Daimler Finance N.A. LLC	RBS	(0.480%)	09/20/2011	5.362%	5,000	573	0	573
Dominion Resources, Inc.	BOA	(0.455%)	03/20/2016	0.955%	3,000	96	0	96
DPL, Inc.	CSFB	(0.330%)	09/20/2011	0.637%	2,600	21	0	21
EnCana Corp.	GSC	(1.430%)	12/20/2011	4.015%	2,500	172	0	172
Exelon Corp.	MLP	(0.290%)	06/20/2011	4.982%	3,200	332	0	332
HSBC Finance Corp.	BNP	(0.165%)	12/20/2013	5.857%	5,000	1,057	0	1,057
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	5.044%	3,000	726	0	726
HSBC Finance Corp.	RBS	(0.200%)	12/20/2011	6.731%	6,300	1,007	0	1,007
iStar Financial, Inc.	RBS	(0.565%)	12/20/2013	102.019%	6,000	3,826	0	3,826
John Deere Capital Corp.	CSFB	(0.140%)	09/20/2011	1.460%	2,000	69	0	69
Johnson Controls, Inc.	JPM	(0.280%)	03/20/2011	5.163%	5,000	495	0	495
Johnson Controls, Inc.	JPM	(0.500%)	03/20/2016	4.784%	3,000	663	0	663
Kerr-McGee Corp.	RBS	(0.160%)	09/20/2011	0.822%	4,100	72	0	72
Kraft Foods, Inc.	RBS	(0.150%)	12/20/2011	0.949%	3,000	68	0	68
Kroger Co.	MSC	(0.560%)	03/20/2013	0.963%	4,000	63	0	63
Lennar Corp.	JPM	(0.660%)	12/20/2011	6.382%	3,000	418	0	418
Morgan Stanley	RBS	(0.275%)	12/20/2015	3.705%	3,000	537	0	537
Morgan Stanley	RBS	(0.320%)	12/20/2016	3.579%	5,000	941	0	941
ORIX Corp.	MLP	(0.280%)	12/20/2011	12.999%	5,000	1,379	0	1,379
Progress Energy, Inc.	MLP	(0.100%)	03/20/2011	0.748%	3,348	47	0	47
Sealed Air Corp.	MSC	(0.590%)	09/20/2013	5.000%	5,000	837	0	837
SLM Corp.	RBS	(0.190%)	12/20/2011	9.584%	8,000	1,718	0	1,718
Textron Financial Corp.	JPM	(0.110%)	06/20/2010	10.280%	2,000	263	0	263
Time Warner, Inc.	BCLY	(0.700%)	12/20/2016	1.330%	5,000	214	0	214
Viacom, Inc.	UBS	(0.470%)	06/20/2011	3.701%	3,000	221	97	124
Weatherford International Ltd.	DUB	(0.410%)	12/20/2013	4.648%	2,500	426	0	426
Wyeth	MSC	(0.150%)	03/20/2013	0.644%	2,500	50	0	50

						$20,653	$385	$20,268

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	JPM	0.900%	09/20/2009	4.250%	$5,000	$(117)	$0	$(117)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.461%	3,000	(193)	0	(193)
Mexico Government International Bond	JPM	0.190%	01/20/2009	1.179%	5,000	1	0	1
Pemex Project Funding Master Trust	JPM	0.300%	01/20/2009	1.239%	10,000	8	0	8
SLM Corp.	DUB	3.050%	03/20/2009	11.543%	3,000	(51)	0	(51)

						$(352)	$0	$(352)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE A 06-1 Index	DUB	0.540%	07/25/2045	$350	$(307)	$(23)	$(284)
ABX.HE A 06-1 Index	MLP	0.540%	07/25/2045	300	(264)	(21)	(243)
ABX.HE A 06-1 Index	UBS	0.540%	07/25/2045	350	(307)	(23)	(284)
ABX.HE AA 07-1 Index	BOA	0.150%	08/25/2037	20,000	(18,897)	(17,750)	(1,147)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	60,000	(56,690)	(46,200)	(10,490)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,799	(959)	(612)	(347)
ABX.HE AAA 06-1 Index	MLP	0.180%	07/25/2045	14,397	(2,875)	(1,620)	(1,255)
ABX.HE AAA 07-1 Index	CITI	0.090%	08/25/2037	25,000	(15,123)	(11,938)	(3,185)
CDX.IG-7 5-Year Index 10-15%	GSC	0.060%	12/20/2011	25,000	(3,006)	0	(3,006)
CDX.IG-7 5-Year Index 10-15%	JPM	0.068%	12/20/2011	75,000	(9,004)	0	(9,004)
CDX.IG-7 10-Year Index 15-30%	BCLY	0.152%	12/20/2016	75,000	(5,855)	0	(5,855)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(1,943)	0	(1,943)
CDX.IG-7 10-Year Index 15-30%	GSC	0.152%	12/20/2016	25,000	(1,952)	0	(1,952)
CDX.IG-7 10-Year Index 15-30%	MLP	0.144%	12/20/2016	25,000	(1,966)	0	(1,966)

					$(119,148)	$(78,187)	$(40,961)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	$107,500	$3,449	$0	$3,449
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	35,900	(3,497)	(2,892)	(605)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY	10,200	(1,214)	193	(1,407)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB	900	(107)	(5)	(102)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	66,800	(30,380)	(8,998)	(21,382)

						$(31,749)	$(11,702)	$(20,047)

(h) Purchased options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2 - Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,600	$480	$1,704
Call - OTC 2 - Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	29,400	314	980
Call - OTC 2 - Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,500	218	683
Call - OTC 2 - Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,500	95	283
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	30,900	301	1,030
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	73,800	797	2,377
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	68,800	736	2,293
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	31,000	328	1,265

							$3,269	$10,615

(i) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$4,000	$88	$402
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,500	369	1,650
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	6,500	163	562
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,800	157	592
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,800	225	839
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,800	92	345
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	10,300	329	1,271
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	24,600	742	2,974
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	22,900	744	2,826
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	10,300	315	1,364

							$3,224	$12,825

(j) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	5.500%	01/01/2039	$3,400	$3,416	$3,485
Fannie Mae	5.500%	02/01/2039	400	408	409
Freddie Mac	5.500%	01/01/2039	1,800	1,817	1,843
Freddie Mac	6.000%	02/01/2038	3,800	3,906	3,903
Freddie Mac	6.000%	01/01/2039	3,800	3,890	3,919
U.S. Treasury Notes	4.500%	04/30/2009	50,000	50,654	51,210
U.S. Treasury Notes	4.500%	11/15/2015	136,000	204,539	221,690

				$268,630	$286,459

(6)	Market value includes $1,470 of interest payable on short sales.

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$2,743,000	$8,257	$2,751,257
Short Sales, at value	0	(286,459)	0	(286,459)
Other Financial Instruments++	0	(49,083)	3,943	(45,140)

Total	$0	$2,407,458	$12,200	$2,419,658

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$70,511	$(4,119)	$540	$(24)	$(10,586)	$(48,065)	$8,257
Other Financial Instruments++	8,055	0	0	0	(4,112)	0	3,943

Total	$78,566	$(4,119)	$540	$(24)	$(14,698)	$(48,065)	$12,200

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio II

December 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 5.4%
Daimler Finance North America LLC
6.000% due 08/03/2012		$1,188	$624
HCA, Inc.
3.709% due 11/18/2013		1,277	1,010

Total Bank Loan Obligations (Cost $2,422)			1,634

CORPORATE BONDS & NOTES 26.8%
Banking & Finance 23.5%
American Honda Finance Corp.
2.275% due 06/20/2011		1,100	1,073
Bear Stearns Cos. LLC
2.371% due 11/28/2011		400	373
Caterpillar Financial Services Corp.
2.216% due 06/24/2011		700	626
KeyBank N.A.
4.467% due 06/02/2010		300	290
Longpoint Re Ltd.
7.246% due 05/08/2010		500	488
Metropolitan Life Global Funding I
2.246% due 03/15/2012		1,100	869
Morgan Stanley
5.300% due 03/01/2013		500	454
Pricoa Global Funding I
3.010% due 06/04/2010		700	618
SLM Corp.
3.695% due 07/26/2010		600	512
Ventas Realty LP
6.750% due 06/01/2010		600	571
Wachovia Bank N.A.
3.032% due 05/14/2010		1,000	960
Wells Fargo & Co.
3.552% due 05/01/2033		300	309

			7,143

Utilities 3.3%
Midwest Generation LLC
8.300% due 07/02/2009		1,002	997

Total Corporate Bonds & Notes (Cost $8,652)			8,140

U.S. GOVERNMENT AGENCIES 143.5%
Fannie Mae
0.671% due 10/27/2037 (c)		600	510
0.821% due 09/25/2042 (c)		615	535
0.969% due 02/25/2022 - 12/25/2022		22	21
1.069% due 08/25/2022		12	12
1.119% due 12/25/2022		10	10
1.169% due 09/25/2022		8	8
1.319% due 02/25/2023		6	6
1.388% due 09/17/2027		11	11
1.406% due 07/18/2027		8	8
1.619% due 09/25/2023 (c)		146	144
3.678% due 03/01/2044 (c)		1,126	1,111
3.878% due 10/01/2040		18	18
3.943% due 11/01/2018		10	10
3.948% due 11/01/2018		23	23
4.010% due 11/01/2017		9	9
4.019% due 01/01/2018		12	12
4.426% due 11/01/2035 (c)		1,032	1,042
4.605% due 12/01/2017		4	4
4.856% due 02/01/2024		4	4
4.875% due 07/01/2017		12	12
4.876% due 01/01/2018		42	41
4.983% due 06/01/2024		2	2
5.259% due 09/01/2031 (c)		895	899
5.500% due 04/01/2021 - 05/01/2037 (c)		12,799	13,144
5.500% due 01/01/2039		13,300	13,635
5.950% due 02/25/2044 (c)		1,094	1,110
6.000% due 10/01/2033 - 10/01/2037		789	814
6.000% due 03/01/2036 - 10/01/2038 (c)		6,757	6,965
6.040% due 01/01/2033		9	9
Freddie Mac
1.650% due 01/15/2022		1	1
2.000% due 03/15/2023		12	11
2.088% due 03/15/2020		4	4
3.875% due 11/01/2016		53	52
4.010% due 06/01/2017		13	13
4.019% due 09/01/2017		13	13
4.648% due 12/01/2025		25	25
4.914% due 11/01/2028		16	16
5.218% due 11/01/2018		32	32
5.250% due 06/01/2018		74	74
5.500% due 08/15/2030		24	25
6.082% due 02/01/2036		27	27
Ginnie Mae
4.625% due 07/20/2027		20	20
5.000% due 01/01/2039		3,000	3,076
5.375% due 04/20/2030		18	17

Total U.S. Government Agencies (Cost $42,880)			43,535

U.S. TREASURY OBLIGATIONS 3.0%
Treasury Inflation Protected Securities (a)
2.000% due 07/15/2014		580	548
3.000% due 07/15/2012		365	358

Total U.S. Treasury Obligations (Cost $887)			906

MORTGAGE-BACKED SECURITIES 22.6%
Banc of America Funding Corp.
6.124% due 01/20/2047		2,536	1,366
Countrywide Home Loan Mortgage Pass-Through Trust
0.811% due 06/25/2035		2,771	1,884
First Horizon Asset Securities, Inc.
5.354% due 08/25/2035		1,864	1,324
Indymac Index Mortgage Loan Trust
5.055% due 12/25/2034		1,402	964
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		300	253
Structured Adjustable Rate Mortgage Loan Trust
5.528% due 08/25/2035		1,490	770
WaMu Mortgage Pass-Through Certificates
3.937% due 07/25/2034		300	294

Total Mortgage-Backed Securities (Cost $10,476)			6,855

ASSET-BACKED SECURITIES 9.3%
Asset-Backed Funding Certificates
0.821% due 06/25/2034		1,025	531
BA Credit Card Trust
2.395% due 12/16/2013		500	445
Chase Issuance Trust
1.845% due 11/15/2011		300	287
Lehman XS Trust
0.591% due 11/25/2036		515	490
Securitized Asset-Backed Receivables LLC Trust
0.521% due 09/25/2036		427	404
SLM Student Loan Trust
5.035% due 04/25/2023		700	657

Total Asset-Backed Securities (Cost $3,465)			2,814

FOREIGN CURRENCY-DENOMINATED ISSUES 10.3%
BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	100,000	1,098
Mizuho Bank Ltd.
1.432% due 12/31/2049		100,000	1,089
Sumitomo Mitsui Banking Corp.
1.570% due 06/29/2049		100,000	951

Total Foreign Currency-Denominated Issues (Cost $2,546)			3,138

SHORT-TERM INSTRUMENTS 10.5%
Certificates of Deposit 2.3%
Unicredito Italiano NY
1.795% due 05/15/2009		$700	700

Repurchase Agreements 6.6%
UBS Securities LLC
0.040% due 01/02/2009		2,000	2,000
(Dated 12/31/2008. Collateralized by Federal Home Loan Bank 4.250% due 11/20/2009 valued at $2,045. Repurchase proceeds are $2,000.)

U.S. Treasury Bills 1.6%
0.030% due 03/26/2009 (b)		500	500

Total Short-Term Instruments (Cost $3,200)			3,200

Purchased Options (f) 3.6% (Cost $470)			1,088
Total Investments 235.0% (Cost $74,998)			$71,310
Other Assets and Liabilities (Net) (135.0%)			(40,963)

Net Assets 100.0%			$30,347

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) Securities with an aggregate market value of $500 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(c) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $30,580 at a weighted average interest rate of 2.625%. On December 31, 2008, securities valued at $25,459 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $113 has been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	21	$214
90-Day Eurodollar December Futures	Long	12/2011	5	2
90-Day Eurodollar June Futures	Long	06/2011	21	1
90-Day Eurodollar March Futures	Long	03/2011	21	0
90-Day Eurodollar September Futures	Long	09/2011	5	2
Euro-Schatz February Futures Call Options Strike @ EUR 116.000	Long	02/2009	26	(1)

				$218

(e) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Diamond Offshore Drilling, Inc.	DUB	(0.230%)	06/20/2012	1.738%	$600	$30	$0	$30
GlobalSantaFe Corp.	DUB	(0.500%)	06/20/2012	0.830%	600	7	0	7
Nabors Industries, Inc.	CITI	(0.480%)	06/20/2012	4.166%	600	67	0	67
Noble Corp.	DUB	(0.510%)	06/20/2012	2.012%	600	29	0	29

						$133	$0	$133

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	5.354%	$600	$(90)	$0	$(90)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	5.801%	600	(93)	0	(93)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	3.604%	600	(62)	0	(62)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	5.427%	600	(90)	0	(90)
Valero Energy Corp.	BOA	0.320%	06/20/2012	3.318%	600	(56)	0	(56)

						$(391)	$0	$(391)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP	EUR	900	$29	$2	$27
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	7,400	122	3	119
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		$600	(72)	11	(83)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		800	(95)	(72)	(23)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		400	(48)	13	(61)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		2,000	(238)	40	(278)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	(4)	(9)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,000	(455)	(135)	(320)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		100	(45)	2	(47)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	6,300	109	(2)	111
Pay	6-Month GBP-LIBOR	3.500%	09/16/2010	BCLY	GBP	4,200	65	7	58
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		450	(42)	7	(49)

							$(674)	$(133)	$(541)

(f) Purchased options outstanding on December 31, 2008:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$1,000	$42	$7
Put - OTC USD versus JPY		105.200	03/31/2010		1,000	42	177
Call - OTC USD versus JPY		105.400	03/31/2010		3,000	126	20
Put - OTC USD versus JPY		105.400	03/31/2010		3,000	126	536
Call - OTC EUR versus USD		$1.375	06/03/2010	EUR	1,400	67	182
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	166

						$470	$1,088

(g) Short sales outstanding on December 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2039	$13,300	$(13,459)	$(13,635)

(h) Foreign currency contracts outstanding on December 31, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	BCLY	161	01/2009	$8	$0	$8
Sell		CITI	625	01/2009	0	(30)	(30)
Buy		CSFB	146	01/2009	8	0	8
Sell		MSC	6	01/2009	0	0	0
Sell	BRL	BCLY	488	06/2009	15	0	15
Buy		RBC	488	06/2009	0	(57)	(57)
Sell	CLP	HSBC	31,686	05/2009	0	0	0
Buy		JPM	128,566	05/2009	0	(72)	(72)
Sell		JPM	96,880	05/2009	51	0	51
Buy	CNY	BCLY	2,085	07/2009	0	(20)	(20)
Sell		BCLY	8,531	07/2009	0	(48)	(48)
Buy		DUB	5,835	07/2009	0	(55)	(55)
Buy		HSBC	1,428	07/2009	0	(14)	(14)
Buy		JPM	64	07/2009	0	(1)	(1)
Buy	EUR	BCLY	200	01/2009	27	0	27
Sell		BOA	205	01/2009	0	(11)	(11)
Buy		DUB	691	01/2009	84	0	84
Buy		JPM	12	01/2009	0	0	0
Buy		MSC	192	01/2009	0	(1)	(1)
Sell		MSC	11	01/2009	0	0	0
Sell		RBS	717	01/2009	0	(91)	(91)
Sell	GBP	CITI	525	01/2009	23	0	23
Buy		DUB	417	01/2009	0	(16)	(16)
Sell	JPY	BCLY	121,811	01/2009	0	(66)	(66)
Sell		BNP	193,495	01/2009	0	(51)	(51)
Sell		CITI	122,532	01/2009	0	(62)	(62)
Sell		UBS	227,012	01/2009	0	(122)	(122)
Sell	NOK	CITI	2,950	01/2009	0	(8)	(8)
Buy		RBS	2,950	01/2009	17	0	17
Sell	RUB	BCLY	106	05/2009	0	0	0
Sell		HSBC	632	05/2009	2	0	2
Buy		JPM	26,987	05/2009	0	(213)	(213)
Sell		JPM	355	05/2009	1	0	1
Sell		UBS	25,894	05/2009	313	0	313
Buy	SGD	CITI	701	04/2009	5	0	5
Buy		DUB	443	04/2009	7	0	7
Buy		HSBC	176	04/2009	2	0	2
Sell		HSBC	744	04/2009	0	(21)	(21)
Sell		JPM	1,342	04/2009	0	(36)	(36)
Buy		RBS	308	04/2009	4	0	4
Buy		UBS	222	04/2009	4	0	4
Buy		HSBC	260	07/2009	0	0	0

					$571	$(995)	$(424)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$71,310	$0	$71,310
Short Sales, at value	0	(13,635)	0	(13,635)
Other Financial Instruments++	218	(1,250)	27	(1,005)

Total	$218	$56,425	$27	$56,670

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$568	$0	$1	$0	$(59)	$(510)	$0
Other Financial Instruments++	(44)	0	0	0	71	0	27

Total	$524	$0	$1	$0	$12	$(510)	$27

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

U.S. Government Sector Portfolio

December 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 15.6%
Banking & Finance 14.0%
American Express Bank FSB
1.459% due 06/12/2009	$27,600	$26,874
American Express Credit Corp.
1.936% due 04/06/2009	2,800	2,738
American Honda Finance Corp.
2.246% due 03/09/2009	2,000	1,998
Bank of America Corp.
1.586% due 09/25/2009	2,000	1,965
2.826% due 11/06/2009	20,000	19,610
Bank of America N.A.
2.181% due 02/27/2009	30,200	30,228
Bank of Ireland
1.898% due 12/18/2009	5,500	5,466
Bank of Scotland PLC
4.590% due 07/17/2009	2,500	2,493
Bear Stearns Cos. LLC
2.359% due 08/15/2011	100	90
3.765% due 01/30/2009	5,000	5,000
Caterpillar Financial Services Corp.
2.296% due 05/18/2009	1,300	1,288
CIT Group, Inc.
3.615% due 01/30/2009	8,600	8,588
Citigroup, Inc.
2.326% due 06/09/2009	2,000	1,953
8.400% due 04/29/2049	43,800	28,975
General Electric Capital Corp.
3.116% due 12/09/2011	75,000	76,338
Goldman Sachs Group, Inc.
1.766% due 06/28/2010	11,600	10,621
4.734% due 10/07/2011	2,000	1,775
HSBC Finance Corp.
2.179% due 03/12/2010	8,100	7,386
4.479% due 10/21/2009	18,600	17,455
JPMorgan Chase & Co.
1.516% due 06/26/2009	2,500	2,483
4.720% due 01/17/2011	400	374
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	10,000	950
Merrill Lynch & Co., Inc.
2.222% due 08/14/2009	5,900	5,720
3.079% due 02/05/2010	100	95
Morgan Stanley
2.498% due 02/09/2009	27,300	27,165
2.556% due 05/07/2009	15,200	14,953
4.232% due 05/14/2010	200	186
4.752% due 01/18/2011	100	85
New York Community Bank
3.000% due 12/16/2011	20,000	20,551
Regions Bank
3.250% due 12/09/2011	45,000	46,849
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	39,600	37,724
SunTrust Bank
3.000% due 11/16/2011	45,000	46,567
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,285	9,056
Wachovia Bank N.A.
1.538% due 03/23/2009	2,000	1,987
2.153% due 02/23/2009	11,200	11,164

		476,750

Industrials 0.9%
CVS Caremark Corp.
2.502% due 06/01/2010	14,100	12,979
Daimler Finance North America LLC
2.346% due 03/13/2009	16,000	15,993
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	550	585
Yum! Brands, Inc.
6.875% due 11/15/2037	3,000	2,384

		31,941

Utilities 0.7%
AT&T, Inc.
2.959% due 02/05/2010	22,000	21,256
Ohio Power Co.
4.388% due 04/05/2010	2,400	2,246

		23,502

Total Corporate Bonds & Notes (Cost $546,774)		532,193

MUNICIPAL BONDS & NOTES 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,675	1,936

Total Municipal Bonds & Notes (Cost $2,675)		1,936

U.S. GOVERNMENT AGENCIES 49.6%
Fannie Mae
0.531% due 12/25/2036	3,878	3,422
0.591% due 03/25/2034	1,777	1,712
0.601% due 03/25/2036 (f)	3,276	2,791
0.631% due 03/25/2032	731	639
0.691% due 07/25/2032	931	927
0.711% due 06/25/2033	1,492	1,053
0.731% due 06/25/2032	3	3
0.811% due 11/25/2032	11	9
0.821% due 05/25/2042	881	841
0.919% due 08/25/2021 - 03/25/2022	136	132
1.069% due 08/25/2022	36	35
1.169% due 04/25/2022	60	58
1.371% due 04/25/2032	1,043	1,035
3.678% due 02/01/2041 - 07/01/2044	1,621	1,599
3.678% due 06/01/2043 - 10/01/2044 (g)	16,625	16,405
3.878% due 11/01/2030	2	2
3.948% due 11/01/2020	29	29
4.014% due 03/01/2018	27	27
4.386% due 10/01/2032	55	54
4.391% due 11/01/2035	1,404	1,417
4.426% due 11/01/2035 (g)	3,099	3,128
4.500% due 04/25/2016 - 01/01/2024	28,361	28,764
4.650% due 08/01/2014	33	34
4.750% due 09/01/2017 - 01/01/2018	45	45
4.752% due 03/01/2035 (g)	3,864	3,927
4.754% due 12/01/2029	10	10
4.876% due 06/01/2021	2,245	2,234
4.915% due 12/01/2035	1,103	1,117
4.970% due 02/01/2026	14	14
5.000% due 10/25/2013 - 01/01/2039	106,201	108,437
5.000% due 03/01/2038 (f)	49,571	50,673
5.077% due 07/01/2018	553	560
5.105% due 01/01/2018	97	97
5.111% due 06/01/2032	5	5
5.120% due 09/01/2031	100	100
5.125% due 09/01/2022	5	5
5.145% due 09/01/2028	39	39
5.151% due 12/01/2022	55	55
5.160% due 05/01/2025	18	18
5.230% due 01/01/2036 (g)	5,863	5,900
5.238% due 08/01/2036	1,082	1,085
5.250% due 05/01/2022	14	14
5.285% due 05/01/2032	27	27
5.347% due 10/01/2025	40	40
5.373% due 09/01/2033	7	7
5.415% due 09/01/2032	7	7
5.470% due 12/01/2032	9	9
5.500% due 05/25/2027 - 01/01/2039	137,793	141,198
5.516% due 01/01/2029	34	34
5.583% due 12/01/2029	9	9
5.598% due 03/01/2026	22	21
5.650% due 11/01/2014	24	25
5.722% due 08/01/2028	14	14
5.753% due 12/01/2029	27	27
5.800% due 02/09/2026	30,000	31,612
5.950% due 02/25/2044	6,474	6,569
6.000% due 09/01/2026 - 01/01/2039	28,855	29,689
6.000% due 05/01/2037 (f)	4,573	4,714
6.125% due 08/15/2017	8,965	9,015
6.210% due 08/06/2038	14,200	19,989
6.250% due 05/15/2029	32,900	45,066
6.320% due 06/01/2025	20	21
6.525% due 12/01/2031	11	11
6.625% due 11/15/2030	44,225	64,065
7.125% due 01/15/2030	200	301
7.250% due 05/15/2030	69,000	105,651
Farmer Mac
7.316% due 07/25/2011	1,819	1,848
Federal Home Loan Bank
4.070% due 07/16/2014	1,000	1,001
4.625% due 09/11/2020	30,800	34,850
5.000% due 11/17/2017	300	345
5.125% due 08/15/2019	98,000	115,080
5.857% due 03/02/2017	19,000	19,135
6.640% due 12/13/2016	75	94
Freddie Mac
0.000% due 12/11/2025	9,084	4,593
0.711% due 07/25/2031	718	662
1.545% due 12/15/2030 - 06/15/2031	3,458	3,355
1.595% due 11/15/2016	2,588	2,556
1.595% due 03/15/2017 (f)	2,666	2,641
1.695% due 06/15/2030 - 12/15/2032	1,293	1,251
1.745% due 06/15/2031	353	343
1.950% due 02/15/2027	28	27
3.678% due 10/25/2044	6,486	6,221
3.679% due 02/25/2045	2,012	1,813
3.878% due 07/25/2044	4,346	3,925
4.000% due 05/15/2016 - 10/15/2023	4,457	4,457
4.080% due 05/14/2009	30	30
4.125% due 09/27/2013	108,000	116,499
4.250% due 05/22/2013 - 02/15/2025	5,791	5,820
4.413% due 08/01/2019	49	50
4.500% due 07/06/2010 - 09/15/2035	30,506	30,226
4.555% due 12/01/2031	9	9
4.655% due 02/01/2035 (g)	6,391	6,439
4.695% due 06/01/2035 (g)	19,301	19,460
4.875% due 06/13/2018	64,000	73,696
4.998% due 10/01/2031	9	9
5.000% due 01/15/2018 - 01/15/2027	2,687	2,736
5.000% due 02/15/2020 - 01/15/2034 (f)	28,095	28,738
5.049% due 07/01/2020	195	196
5.083% due 05/01/2032	20	20
5.084% due 03/01/2035	360	364
5.125% due 11/17/2017	635	737
5.136% due 03/01/2025	2	2
5.159% due 04/01/2027	21	21
5.185% due 02/01/2024	48	48
5.231% due 08/01/2031	7	7
5.279% due 02/01/2018	55	55
5.295% due 02/01/2025	12	13
5.387% due 07/01/2029	23	23
5.400% due 03/17/2021	500	550
5.465% due 08/01/2020	40	40
5.500% due 08/15/2030 - 08/01/2038	12,838	13,078
5.518% due 02/01/2032	12	12
5.536% due 01/01/2032	61	61
5.625% due 11/23/2035	74,000	77,130
5.938% due 02/01/2032	23	24
6.500% due 12/01/2031 - 10/25/2043	1,914	1,974
6.750% due 03/15/2031	225	331
Ginnie Mae
4.625% due 07/20/2025 - 08/20/2026	1,061	1,041
5.000% due 05/20/2034 (f)	26,493	26,119
5.125% due 10/20/2023 - 10/20/2024	146	144
5.250% due 02/20/2030	1,890	1,878
5.375% due 04/20/2023 - 04/20/2032	1,807	1,806
8.500% due 03/20/2025	75	81
Small Business Administration
1.750% due 05/25/2025	147	145
2.625% due 05/25/2021 - 01/25/2022	794	782
2.750% due 03/25/2025 - 07/25/2025	509	503
2.850% due 01/25/2019 - 11/25/2024	659	653
4.500% due 03/01/2023	1,008	1,006
4.760% due 09/01/2025	28,183	28,353
4.770% due 04/01/2024	7,541	7,609
4.875% due 09/10/2013	1,597	1,614
4.930% due 01/01/2024	6,255	6,369
5.136% due 08/10/2013	9,646	9,860
5.240% due 08/01/2023	4,056	4,175
7.060% due 11/01/2019	1,201	1,263
7.220% due 11/01/2020	1,030	1,095
7.449% due 08/01/2010	120	123
8.017% due 02/10/2010	720	741
Tennessee Valley Authority
5.375% due 04/01/2056	22,600	28,770
5.500% due 06/15/2038	35,000	44,471
5.880% due 04/01/2036	175,000	226,186
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,392
5.190% due 08/01/2016	5,000	5,414

Total U.S. Government Agencies (Cost $1,535,678)		1,683,760

U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bonds
5.250% due 02/15/2029	58,000	76,932
8.000% due 11/15/2021	76,300	115,714
U.S. Treasury Strips
0.000% due 05/15/2020	50,000	34,649
0.000% due 05/15/2021	50,000	33,136
0.000% due 08/15/2026	25,000	14,473

Total U.S. Treasury Obligations (Cost $257,383)		274,904

MORTGAGE-BACKED SECURITIES 18.0%
Banc of America Funding Corp.
4.622% due 02/20/2036	37,782	32,201
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,089	1,045
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	14,195	10,886
4.660% due 11/25/2034	4,405	3,275
4.750% due 10/25/2035	15,208	14,253
5.037% due 04/25/2033	855	683
5.176% due 01/25/2034	936	597
5.283% due 04/25/2033	73	68
5.409% due 04/25/2033	1,152	942
6.079% due 02/25/2033	161	136
Bear Stearns Alt-A Trust
0.631% due 02/25/2034	5,469	2,529
5.495% due 09/25/2035	16,555	7,724
5.747% due 11/25/2036	44,876	20,957
5.752% due 11/25/2036	33,459	15,615
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	140	140
Bear Stearns Mortgage Funding Trust
0.541% due 02/25/2037	8,038	6,925
CBA Commercial Small Balance Commercial Mortgage
0.751% due 12/25/2036	4,297	2,151
CC Mortgage Funding Corp.
0.601% due 05/25/2048	8,615	3,569
0.721% due 08/25/2035	1,913	1,258
Citigroup Commercial Mortgage Trust
1.265% due 08/15/2021	63	54
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	27,866	20,250
4.900% due 10/25/2035	55,487	35,079
4.900% due 12/25/2035	3,790	3,047
Countrywide Alternative Loan Trust
0.588% due 09/20/2046	2,275	2,223
0.631% due 02/25/2047	1,619	665
0.651% due 05/25/2047	9,952	4,102
0.671% due 05/25/2036	1,003	407
0.681% due 05/25/2035	2,131	980
0.688% due 02/20/2047	12,977	5,343
0.718% due 03/20/2046	10,255	4,235
0.751% due 12/25/2035	858	389
3.256% due 02/25/2036	1,011	456
4.500% due 06/25/2035	1,144	1,113
5.500% due 03/25/2036	8,350	7,197
Countrywide Home Loan Mortgage Pass-Through Trust
0.701% due 05/25/2035	3,427	1,688
0.761% due 04/25/2035	771	355
0.801% due 02/25/2035	2,177	1,109
0.811% due 02/25/2035	1,294	642
0.811% due 06/25/2035	353	240
4.508% due 04/25/2035	1,155	867
4.713% due 08/25/2034	5,601	3,413
5.802% due 09/20/2036	16,147	7,432
CS First Boston Mortgage Securities Corp.
5.414% due 06/25/2032	72	43
5.545% due 05/25/2032	82	67
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.541% due 01/25/2047	1,782	1,585
0.551% due 02/25/2037	2,118	1,920
Downey Savings & Loan Association Mortgage Loan Trust
0.841% due 08/19/2045	1,872	870
First Republic Mortgage Loan Trust
0.951% due 06/25/2030	724	598
1.445% due 11/15/2030	772	606
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	404	400
Greenpoint Mortgage Funding Trust
0.551% due 10/25/2046	10,416	8,377
0.551% due 01/25/2047	9,574	8,810
0.691% due 06/25/2045	1,776	805
GS Mortgage Securities Corp. II
1.966% due 03/06/2020	10,444	7,706
GSR Mortgage Loan Trust
5.412% due 04/25/2036	11,658	7,597
GSRPM Mortgage Loan Trust
1.171% due 01/25/2032	293	248
Harborview Mortgage Loan Trust
0.671% due 01/19/2038	3,245	2,908
0.711% due 04/19/2038	4,395	1,766
0.801% due 05/19/2035	4,283	2,004
0.951% due 02/19/2034	1,343	998
Impac CMB Trust
2.395% due 07/25/2033	221	174
Impac Secured Assets CMN Owner Trust
0.551% due 01/25/2037	3,714	3,453
Indymac Index Mortgage Loan Trust
0.561% due 11/25/2046	5,090	4,639
0.571% due 01/25/2037	502	475
0.791% due 02/25/2035	7,040	3,281
JPMorgan Mortgage Trust
4.767% due 07/25/2035	41,967	29,751
5.003% due 07/25/2035	5,427	3,500
5.353% due 02/25/2036	11,043	9,636
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	43	43
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/2021	2,441	1,828
MASTR Adjustable Rate Mortgages Trust
0.581% due 05/25/2047	491	471
5.193% due 05/25/2034	565	352
MASTR Asset Securitization Trust
4.500% due 03/25/2018	2,422	2,336
5.500% due 09/25/2033	1,218	1,154
Mellon Residential Funding Corp.
1.545% due 11/15/2031	3,034	2,324
1.635% due 12/15/2030	3,322	2,653
Merrill Lynch Floating Trust
1.265% due 06/15/2022	4,609	3,506
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	635	586
Morgan Stanley Capital I
1.255% due 10/15/2020	12,332	9,420
4.490% due 01/13/2041	350	327
New Century Alternative Mortgage Loan Trust
0.531% due 07/25/2036	4,617	4,458
Prime Mortgage Trust
5.000% due 02/25/2019	3,769	3,494
RAAC Series 2005-SP1
5.000% due 09/25/2034	830	763
Residential Accredit Loans, Inc.
0.571% due 09/25/2046	3,233	2,256
0.771% due 08/25/2035	3,334	1,628
0.871% due 01/25/2033	1,949	1,617
0.871% due 03/25/2033	5,518	4,966
3.616% due 09/25/2045	1,370	626
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,410	1,441
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	285	273
Sequoia Mortgage Trust
0.858% due 07/20/2033	3,340	2,389
0.931% due 10/19/2026	2,534	2,006
0.978% due 07/20/2033	2,349	1,450
Structured Adjustable Rate Mortgage Loan Trust
3.453% due 01/25/2035	1,065	465
Structured Asset Mortgage Investments, Inc.
0.541% due 08/25/2036	1,931	1,820
0.571% due 09/25/2047	1,628	1,503
0.661% due 06/25/2036	968	405
0.691% due 05/25/2036	41,709	16,802
0.871% due 07/19/2034	632	353
0.931% due 03/19/2034	1,169	736
Structured Asset Securities Corp.
0.521% due 05/25/2036	2,237	2,036
5.048% due 10/25/2035	3,315	2,400
TBW Mortgage-Backed Pass-Through Certificates
0.571% due 09/25/2036	386	373
0.581% due 01/25/2037	4,145	3,854
Thornburg Mortgage Securities Trust
0.581% due 03/25/2046	1,504	1,440
0.581% due 11/25/2046	13,150	10,922
0.591% due 09/25/2046	16,887	14,019
1.495% due 03/25/2037	16,715	13,798
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/2021	31,701	24,261
WaMu Mortgage Pass-Through Certificates
0.701% due 04/25/2045	5,309	2,518
0.731% due 11/25/2045	3,664	1,804
0.741% due 12/25/2045	2,211	1,013
0.761% due 10/25/2045	4,395	2,410
1.011% due 12/25/2027	8,913	7,396
2.986% due 01/25/2047	2,878	1,221
3.066% due 12/25/2046	5,652	2,412
3.236% due 06/25/2046	8,016	3,496
3.256% due 02/25/2046	6,045	2,573
3.456% due 11/25/2042	1,502	1,240
3.656% due 06/25/2042	1,143	837
3.680% due 05/25/2041	642	559
3.756% due 11/25/2046	2,396	1,652
4.229% due 03/25/2034	713	586
4.269% due 07/25/2046	13,842	11,587
4.269% due 08/25/2046	35,394	18,622
4.269% due 09/25/2046	5,912	2,721
4.269% due 10/25/2046	3,061	1,226
4.269% due 12/25/2046	3,177	1,463
4.375% due 02/27/2034	1,487	1,207
4.625% due 05/25/2046	1,513	845
Washington Mutual MSC Mortgage Pass-Through Certificates
5.541% due 05/25/2033	125	71
5.759% due 02/25/2033	6	6
5.858% due 02/25/2033	76	62
Wells Fargo Mortgage-Backed Securities Trust
3.741% due 09/25/2034	3,997	2,925
4.359% due 07/25/2035	11,864	10,021
4.487% due 11/25/2033	623	486
4.500% due 11/25/2018	7,522	7,097
4.950% due 03/25/2036	72,493	47,601

Total Mortgage-Backed Securities (Cost $925,852)		611,668

ASSET-BACKED SECURITIES 9.7%
Accredited Mortgage Loan Trust
0.521% due 02/25/2037	2,893	2,559
ACE Securities Corp.
0.521% due 07/25/2036	492	479
0.521% due 08/25/2036	1,518	1,362
0.551% due 10/25/2036	1,060	1,010
0.621% due 12/25/2035	1,824	1,737
Argent Securities, Inc.
0.521% due 09/25/2036	641	629
Asset-Backed Funding Certificates
0.531% due 10/25/2036	850	827
0.821% due 06/25/2034	8,073	4,178
Asset-Backed Securities Corp. Home Equity
0.521% due 11/25/2036	1,341	1,302
0.521% due 12/25/2036	493	453
0.551% due 05/25/2037	1,007	834
1.715% due 06/15/2031	486	398
1.735% due 11/15/2031	44	35
Bear Stearns Asset-Backed Securities Trust
0.511% due 02/25/2037	3,992	3,621
0.521% due 11/25/2036	3,341	3,002
0.531% due 05/25/2036	433	419
0.541% due 12/25/2036	1,221	1,072
0.551% due 10/25/2036	1,850	1,709
0.581% due 11/25/2036	8,100	6,200
0.971% due 11/25/2042	4,762	3,344
1.131% due 10/25/2032	164	97
Carrington Mortgage Loan Trust
0.521% due 08/25/2036	119	118
0.521% due 10/25/2036	2,359	2,275
0.521% due 12/25/2036	2,111	1,934
0.631% due 01/25/2036	3,047	2,907
0.791% due 10/25/2035	2,160	1,869
CIT Group Home Equity Loan Trust
0.741% due 06/25/2033	302	203
Citigroup Mortgage Loan Trust, Inc.
0.511% due 12/25/2036	3,333	2,873
0.531% due 01/25/2037	786	748
0.531% due 05/25/2037	2,720	2,186
0.531% due 07/25/2045	4,646	3,604
0.571% due 10/25/2036	5,295	4,858
0.581% due 08/25/2036	2,348	2,057
0.581% due 03/25/2037	1,684	1,455
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,520	779
Countrywide Asset-Backed Certificates
0.521% due 07/25/2037	4,946	4,515
0.521% due 12/25/2046	1,253	1,219
0.521% due 03/25/2047	1,415	1,364
0.521% due 05/25/2047	2,686	2,486
0.531% due 03/25/2037	798	771
0.531% due 09/25/2046	704	694
0.551% due 10/25/2047	1,681	1,474
0.571% due 09/25/2037	1,668	1,462
0.571% due 09/25/2047	2,533	2,224
0.631% due 02/25/2036	671	627
0.651% due 09/25/2036	3,614	2,874
0.661% due 06/25/2036	2,643	2,218
0.951% due 12/25/2031	214	111
Credit-Based Asset Servicing & Securitization LLC
0.531% due 11/25/2036	2,293	1,994
0.541% due 01/25/2037	3,348	2,240
0.561% due 12/25/2037	1,799	1,663
CS First Boston Mortgage Securities Corp.
1.091% due 01/25/2032	152	76
First Franklin Mortgage Loan Asset-Backed Certificates
0.511% due 09/25/2036	3,437	3,193
0.511% due 01/25/2038	3,305	3,056
0.521% due 11/25/2036	12,218	11,066
0.521% due 12/25/2036	2,728	2,646
0.521% due 03/25/2037	16,690	15,479
0.541% due 12/25/2037	2,136	2,002
0.841% due 12/25/2034	118	72
Fremont Home Loan Trust
0.521% due 10/25/2036	2,193	1,992
0.531% due 01/25/2037	3,787	2,956
GE-WMC Mortgage Securities LLC
0.511% due 08/25/2036	1,136	1,068
GSAMP Trust
0.511% due 10/25/2046	1,355	1,275
0.541% due 01/25/2036	57	56
0.541% due 10/25/2036	198	178
0.541% due 12/25/2036	3,824	2,770
0.561% due 11/25/2035	337	115
GSR Mortgage Loan Trust
0.571% due 11/25/2030	4	4
GSRPM Mortgage Loan Trust
0.851% due 09/25/2042	736	726
HFC Home Equity Loan Asset-Backed Certificates
0.858% due 09/20/2033	1,348	1,010
Home Equity Asset Trust
0.531% due 05/25/2037	1,419	1,184
1.391% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.521% due 10/25/2036	2,921	2,523
0.521% due 12/25/2036	1,197	1,070
Indymac Residential Asset-Backed Trust
0.531% due 04/25/2037	2,959	2,771
0.551% due 07/25/2037	2,036	1,803
0.601% due 04/25/2047	2,656	2,399
IXIS Real Estate Capital Trust
0.531% due 05/25/2037	103	92
JPMorgan Mortgage Acquisition Corp.
0.511% due 08/25/2036	321	313
0.521% due 07/25/2036	1,754	1,608
0.521% due 08/25/2036	3,294	3,064
0.521% due 10/25/2036	6,633	5,907
0.531% due 05/25/2037	2,970	2,328
0.531% due 03/25/2047	2,117	1,667
0.551% due 08/25/2036	1,008	905
0.551% due 03/25/2037	1,591	1,369
1.465% due 11/25/2036	693	641
LA Arena Funding LLC
7.656% due 12/15/2026	79	69
Lehman ABS Mortgage Loan Trust
0.561% due 06/25/2037	2,080	1,968
Lehman XS Trust
0.541% due 05/25/2046	817	789
0.551% due 08/25/2046	1,421	1,408
0.551% due 11/25/2046	5,294	4,905
0.561% due 05/25/2046	416	410
0.591% due 11/25/2036	1,945	1,849
Long Beach Mortgage Loan Trust
0.511% due 11/25/2036	4,046	3,812
0.521% due 08/25/2036	1,264	1,211
0.531% due 10/25/2036	1,208	1,148
0.651% due 08/25/2035	245	232
0.751% due 10/25/2034	1,548	526
MASTR Asset-Backed Securities Trust
0.521% due 11/25/2036	1,601	1,476
0.531% due 11/25/2036	2,414	2,256
0.551% due 05/25/2037	2,748	2,312
MBNA Credit Card Master Note Trust
1.295% due 12/15/2011	2,300	2,235
Merrill Lynch First Franklin Mortgage Loan Trust
0.531% due 07/25/2037	4,905	4,441
Merrill Lynch Mortgage Investors, Inc.
0.501% due 05/25/2037	103	102
0.531% due 04/25/2037	156	153
0.541% due 08/25/2036	5,267	4,965
0.541% due 07/25/2037	2,028	1,913
0.591% due 02/25/2037	1,649	1,413
Mid-State Trust
7.340% due 07/01/2035	277	273
Morgan Stanley ABS Capital I
0.511% due 07/25/2036	621	614
0.511% due 10/25/2036	2,760	2,592
0.511% due 01/25/2037	7,935	7,359
0.521% due 09/25/2036	2,713	2,559
0.521% due 10/25/2036	2,089	1,981
0.521% due 11/25/2036	5,667	5,331
0.531% due 05/25/2037	12,519	10,498
0.591% due 02/25/2036	721	712
Morgan Stanley Home Equity Loan Trust
0.521% due 12/25/2036	3,463	3,178
Morgan Stanley IXIS Real Estate Capital Trust
0.521% due 11/25/2036	2,897	2,748
Morgan Stanley Mortgage Loan Trust
0.541% due 01/25/2047	5,385	5,000
Nationstar Home Equity Loan Trust
0.531% due 03/25/2037	1,668	1,514
0.531% due 06/25/2037	3,984	3,679
0.591% due 04/25/2037	2,074	1,870
New Century Home Equity Loan Trust
0.541% due 08/25/2036	160	158
0.651% due 05/25/2036	2,252	1,713
0.731% due 06/25/2035	796	664
Option One Mortgage Loan Trust
0.511% due 02/25/2037	793	772
0.521% due 01/25/2037	3,154	2,960
0.531% due 07/25/2037	1,797	1,602
Park Place Securities, Inc.
0.731% due 09/25/2035	617	429
Popular ABS Mortgage Pass-Through Trust
0.561% due 06/25/2047	3,781	3,063
Renaissance Home Equity Loan Trust
0.971% due 12/25/2033	1,778	1,353
1.171% due 08/25/2032	2	1
Residential Asset Mortgage Products, Inc.
0.541% due 02/25/2037	2,188	1,919
0.571% due 08/25/2046	1,552	1,435
Residential Asset Securities Corp.
0.531% due 01/25/2037	4,299	3,906
0.541% due 11/25/2036	5,015	4,815
0.541% due 02/25/2037	1,813	1,586
0.581% due 04/25/2037	2,509	2,230
Salomon Brothers Mortgage Securities VII, Inc.
0.771% due 03/25/2032	147	134
1.400% due 01/25/2032	147	87
Saxon Asset Securities Trust
0.991% due 08/25/2032	26	26
1.011% due 01/25/2032	5	5
SBI HELOC Trust
0.641% due 08/25/2036	2,123	1,968
Securitized Asset-Backed Receivables LLC Trust
0.511% due 01/25/2037	3,585	3,207
0.521% due 09/25/2036	1,066	1,010
0.531% due 12/25/2036	5,238	4,364
0.551% due 11/25/2036	1,841	1,359
SLM Student Loan Trust
3.525% due 07/25/2017	3,523	3,418
Soundview Home Equity Loan Trust
0.521% due 10/25/2036	3	3
0.531% due 11/25/2036	2,163	1,982
0.551% due 01/25/2037	2,027	1,921
0.551% due 06/25/2037	2,871	2,170
0.571% due 10/25/2036	249	245
Specialty Underwriting & Residential Finance
0.501% due 06/25/2037	260	257
0.516% due 11/25/2037	1,811	1,718
0.531% due 01/25/2038	3,433	2,933
Structured Asset Investment Loan Trust
0.511% due 09/25/2036	965	903
0.521% due 07/25/2036	4,317	3,965
Structured Asset Securities Corp.
0.551% due 01/25/2037	1,214	1,083
0.571% due 01/25/2037	2,192	1,466
0.871% due 05/25/2034	487	393
Truman Capital Mortgage Loan Trust
0.811% due 01/25/2034	76	75
Washington Mutual Asset-Backed Certificates
0.521% due 01/25/2037	4,314	3,887
Wells Fargo Home Equity Trust
0.521% due 01/25/2037	960	924
0.571% due 03/25/2037	697	641

Total Asset-Backed Securities (Cost $379,630)		328,705

SOVEREIGN ISSUES 3.4%
Export-Import Bank of Korea
2.292% due 06/01/2009	12,000	11,968
Israel Government AID Bond
0.000% due 11/01/2024	178,000	103,843

Total Sovereign Issues (Cost $88,697)		115,811

SHORT-TERM INSTRUMENTS 20.8%
Repurchase Agreements 8.4%
JPMorgan Chase Bank N.A.
0.020% due 01/02/2009	268,950	268,950
(Dated 12/31/2008. Collateralized by U.S. Treasury Notes 1.500% due 10/31/2010 valued at $270,739. Repurchase proceeds are $268,950.)
UBS Securities LLC
0.040% due 01/02/2009	14,700	14,700
(Dated 12/31/2008. Collateralized by Fannie Mae 6.000% due 04/18/2036 valued at $14,825. Repurchase proceeds are $14,700.)

		283,650

U.S. Cash Management Bills 0.7%
0.957% due 04/29/2009 - 05/15/2009 (b)(c)	22,960	22,815

U.S. Treasury Bills 11.7%
0.241% due 01/02/2009 - 06/11/2009 (b)(c)	398,360	397,352

Total Short-Term Instruments (Cost $704,914)		703,817

Purchased Options (i) 2.5% (Cost $25,632)		84,327
Total Investments 127.8% (Cost $4,467,235)		$4,337,121
Written Options (j) (3.0%) (Premiums $26,193)		(101,125)
Other Assets and Liabilities (Net) (24.8%)		(840,918)

Net Assets 100.0%		$3,395,078

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $330,095 have been pledged as collateral for swap and swaption contracts on December 31, 2008.

(d) Cash of $1,260 has been pledged as collateral for delayed-delivery securities on December 31, 2008.

(e) Cash of $500 has been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2008.

(f) The average amount of borrowings while outstanding during the period ended December 31, 2008 was $83,882 at a weighted average interest rate of 3.255%. On December 31, 2008, securities valued at $113,638 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $54,017 and cash of $97,666 have been pledged as collateral for the following open futures contracts on December 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	8,807	$56,872
90-Day Eurodollar June Futures	Long	06/2009	16,500	93,100
90-Day Eurodollar March Futures	Long	03/2009	22,087	119,424
90-Day Eurodollar March Futures	Long	03/2010	5,849	38,594
90-Day Eurodollar September Futures	Long	09/2009	12,000	74,194
U.S. Treasury 2-Year Note March Futures	Long	03/2009	861	1,265
U.S. Treasury 5-Year Note March Futures	Long	03/2009	4,750	3,520
U.S. Treasury 10-Year Note March Futures	Long	03/2009	6,056	8,923
U.S. Treasury 30-Year Bond March Futures	Long	03/2009	3,121	34,095

				$429,987

(h) Swap agreements outstanding on December 31, 2008:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Altius Funding Ltd. 3-Month USD-LIBOR plus 1.400% due 12/09/2040	MLP	(1.230%)	12/09/2040	$1,541	$1,313	$0	$1,313

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	4.476%	$3,640	$(193)	$0	$(193)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.461%	3,000	(186)	0	(186)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	4.554%	1,500	(44)	0	(44)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.461%	1,800	(104)	0	(104)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	4.554%	1,500	(49)	0	(49)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	4.551%	3,000	(64)	0	(64)

						$(640)	$0	$(640)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	12/20/2009	UBS	$470,000	$21,488	$(4,145)	$25,633
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	3,058,000	98,105	0	98,105
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	29,400	1,324	927	397
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	1,573,150	137,486	(25,608)	163,094
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	MSC	56,950	4,527	3,783	744
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	BOA	21,700	(2,114)	(1,625)	(489)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	CITI	6,700	(653)	(536)	(117)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	1,080,400	(105,243)	(86,753)	(18,490)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	12,700	(2,764)	(406)	(2,358)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	388,300	(84,515)	(9,047)	(75,468)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	410,910	(89,436)	(6,859)	(82,577)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	18,000	(3,918)	0	(3,918)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	180,750	(49,512)	(3,577)	(45,935)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS	71,700	(19,641)	0	(19,641)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CITI	33,100	(4,626)	(4,004)	(622)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB	259,600	(36,278)	(31,538)	(4,740)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS	5,400	(122)	(252)	130
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	70,900	(32,244)	(9,550)	(22,694)

						$(168,136)	$(179,190)	$11,054

(i) Purchased options outstanding on December 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$80.000	02/20/2009	500	$9	$8
Put - CBOT U.S. Treasury 10-Year Note March Futures	83.000	02/20/2009	3,500	63	53
Put - CBOT U.S. Treasury 30-Year Bond March Futures	66.000	02/20/2009	3,171	57	46

				$130	$107

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$362,300	$3,874	$12,076
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	258,200	2,749	8,606
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	93,700	1,049	3,123
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	558,900	5,302	18,630
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	837,200	8,931	27,906
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	340,100	3,597	13,879

							$25,502	$84,220

(j) Written options outstanding on December 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$83,700	$2,101	$7,242
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	56,600	1,849	6,984
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	86,000	2,847	10,611
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	31,200	1,030	3,850
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	186,300	5,837	22,987
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	279,100	9,057	34,437
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	113,400	3,472	15,014

							$26,193	$101,125

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Investments, at value	$0	$4,335,273	$1,848	$4,337,121
Other Financial Instruments++	429,987	(90,710)	1,312	340,589

Total	$429,987	$4,244,563	$3,160	$4,677,710

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending December 31, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2008
Investments, at value	$21,914	$(1,628)	$610	$(6)	$(8,483)	$(10,559)	$1,848
Other Financial Instruments++	2,375	0	0	0	(1,063)	0	1,312

Total	$24,289	$(1,628)	$610	$(6)	$(9,546)	$(10,559)	$3,160

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Supplementary Notes to Schedule of Investments

December 31, 2008 (Unaudited)

1. Basis for Consolidation for the PIMCO CommodityRealReturn Strategy Fund®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of December 31, 2008, net assets of the CRRS Fund were approximately $6 billion, of which approximately $1.262 billion, or approximately 21%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

As of December 31, 2008, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
All Asset All Authority Fund	$6,605	$(201,443)	$(194,838)
All Asset Fund	7,316	(2,554,079)	(2,546,763)
California Intermediate Municipal Bond Fund	910	(13,330)	(12,420)
California Short Duration Municipal Income Fund	663	(991)	(328)
CommodityRealReturn Strategy Fund®	211,909	(567,076)	(355,167)
Convertible Fund	22,496	(153,849)	(131,353)
Developing Local Markets Fund	2,595	(350,187)	(347,592)
Diversified Income Fund	35,236	(425,379)	(390,143)
EM Fundamental IndexPLUS TR Strategy Fund	252	(6)	246
Emerging Local Bond Fund	21,242	(217,414)	(196,172)
Emerging Markets Bond Fund	63,064	(475,438)	(412,374)
Extended Duration Fund	56,530	(4,015)	52,515
Floating Income Fund	23,693	(133,094)	(109,401)
Foreign Bond Fund (Unhedged)	199,498	(420,827)	(221,329)
Foreign Bond Fund (U.S. Dollar-Hedged)	287,547	(368,211)	(80,664)
Fundamental Advantage Tax Efficient Strategy Fund	0	(1,203)	(1,203)
Fundamental Advantage Total Return Strategy Fund	10,233	(42,375)	(32,142)
Fundamental IndexPLUSTM Fund	3,275	(34,634)	(31,359)
Fundamental IndexPLUSTM TR Fund	25,132	(53,770)	(28,638)
Global Bond Fund (Unhedged)	83,216	(135,973)	(52,757)
Global Bond Fund (U.S. Dollar-Hedged)	20,896	(24,803)	(3,907)
Global Multi-Asset Fund	4,162	(3,075)	1,087
GNMA Fund	20,082	(20,487)	(405)
High Yield Fund	168,860	(1,958,940)	(1,790,080)
High Yield Municipal Bond Fund	72	(70,128)	(70,056)
Income Fund	7,156	(33,219)	(26,063)
International StocksPLUS® TR Strategy Fund (Unhedged)	1,088	(5,920)	(4,832)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	26,832	(44,176)	(17,344)
Investment Grade Corporate Bond Fund	81,085	(85,376)	(4,291)
Long Duration Total Return Fund	121,504	(92,769)	28,735
Long-Term U.S. Government Fund	89,368	(79,900)	9,468
Low Duration Fund	140,570	(938,012)	(797,442)
Low Duration Fund II	5,211	(19,351)	(14,140)
Low Duration Fund III	2,027	(13,378)	(11,351)
Moderate Duration Fund	39,004	(97,001)	(57,997)
Mortgage-Backed Securities Fund	35,724	(83,247)	(47,523)
Municipal Bond Fund	2,793	(78,250)	(75,457)
New York Municipal Bond Fund	1,163	(8,216)	(7,053)
Real Return Asset Fund	243,991	(200,491)	43,500
Real Return Fund	519,474	(754,204)	(234,730)
RealEstateRealReturn Strategy Fund	30,649	(28,686)	1,963
RealRetirementTM 2010 Fund	11	(961)	(950)
RealRetirementTM 2020 Fund	7	(1,053)	(1,046)
RealRetirementTM 2030 Fund	7	(1,106)	(1,099)
RealRetirementTM 2040 Fund	7	(1,242)	(1,235)
RealRetirementTM 2050 Fund	4	(1,214)	(1,210)
Short Duration Municipal Income Fund	1,746	(17,207)	(15,461)
Short-Term Fund	63,831	(274,390)	(210,559)
Small Cap StocksPLUS® TR Fund	16,496	(11,885)	4,611
StocksPLUS® Fund	10,424	(53,902)	(43,478)
StocksPLUS® Long Duration Fund	3,766	(7,335)	(3,569)
StocksPLUS® Total Return Fund	9,568	(23,541)	(13,973)
StocksPLUS® TR Short Strategy Fund	4,858	(14,668)	(9,810)
Total Return Fund	4,752,469	(8,080,968)	(3,328,499)
Total Return Fund II	101,509	(132,834)	(31,325)
Total Return Fund III	97,180	(156,935)	(59,755)
Unconstrained Bond Fund	13,019	(2,374)	10,645
Asset-Backed Securities Portfolio	6,093	(236,995)	(230,902)
Developing Local Markets Portfolio	163	(16,971)	(16,808)
Emerging Markets Portfolio	881	(124,046)	(123,165)
High Yield Portfolio	60,502	(193,501)	(132,999)
International Portfolio	42,288	(185,590)	(143,302)
Investment Grade Corporate Portfolio	110,371	(540,231)	(429,860)
Long Duration Corporate Bond Portfolio	113	(782)	(669)
Mortgage Portfolio	547,350	(907,849)	(360,499)
Municipal Sector Portfolio	16,692	(48,255)	(31,563)
Real Return Portfolio	13,460	(20,188)	(6,728)
Short-Term Floating NAV Portfolio	33	(12)	21
Short-Term Portfolio	18,414	(488,586)	(470,172)
Short-Term Portfolio II	2,231	(5,919)	(3,688)
U.S. Government Sector Portfolio	261,953	(392,067)	(130,114)

3. Significant Accounting Policies

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments.

4. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	LEH	Lehman Brothers, Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
BOA	Bank of America	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPI	Consumer Price Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPTFEMU	Eurozone HICP ex-Tobacco Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index
CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	NSERO	India National Stock Exchange Interbank Offer Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	February 26, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	February 26, 2009